UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR S&P Global Infrastructure ETF

GII

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Global Infrastructure ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Infrastructure ETF	$46	0.40%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.  On the sector front, Industrials and Utilities were leaders with positive performance coupled with large weights within the fund.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GII	MSCI ACWI IMI Index	S&P Global Infrastructure Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,161	$10,079	$10,164
11/30/14	$10,166	$10,228	$10,166
12/31/14	$10,096	$10,059	$10,098
01/31/15	$10,101	$9,903	$10,107
02/28/15	$10,100	$10,457	$10,096
03/31/15	$10,010	$10,319	$10,005
04/30/15	$10,445	$10,602	$10,440
05/31/15	$10,280	$10,609	$10,269
06/30/15	$9,814	$10,374	$9,795
07/31/15	$9,917	$10,435	$9,900
08/31/15	$9,375	$9,735	$9,349
09/30/15	$9,123	$9,379	$9,091
10/31/15	$9,556	$10,089	$9,524
11/30/15	$9,146	$10,026	$9,112
12/31/15	$8,903	$9,839	$8,869
01/31/16	$8,831	$9,223	$8,799
02/29/16	$8,917	$9,175	$8,877
03/31/16	$9,665	$9,869	$9,622
04/30/16	$9,884	$10,025	$9,842
05/31/16	$9,831	$10,045	$9,782
06/30/16	$10,116	$9,973	$10,069
07/31/16	$10,395	$10,417	$10,347
08/31/16	$10,208	$10,452	$10,149
09/30/16	$10,387	$10,528	$10,326
10/31/16	$10,087	$10,325	$10,033
11/30/16	$9,676	$10,437	$9,616
12/31/16	$9,940	$10,662	$9,884
01/31/17	$10,072	$10,951	$10,015
02/28/17	$10,373	$11,252	$10,307
03/31/17	$10,721	$11,386	$10,651
04/30/17	$10,899	$11,569	$10,828
05/31/17	$11,350	$11,800	$11,269
06/30/17	$11,327	$11,869	$11,250
07/31/17	$11,699	$12,195	$11,621
08/31/17	$11,888	$12,238	$11,800
09/30/17	$11,670	$12,500	$11,582
10/31/17	$11,773	$12,753	$11,689
11/30/17	$11,980	$13,003	$11,883
12/31/17	$11,864	$13,215	$11,769
01/31/18	$11,999	$13,928	$11,902
02/28/18	$11,200	$13,346	$11,096
03/31/18	$11,204	$13,097	$11,098
04/30/18	$11,476	$13,219	$11,367
05/31/18	$11,259	$13,272	$11,144
06/30/18	$11,465	$13,192	$11,348
07/31/18	$11,666	$13,557	$11,547
08/31/18	$11,385	$13,682	$11,258
09/30/18	$11,270	$13,704	$11,144
10/31/18	$10,822	$12,632	$10,701
11/30/18	$11,023	$12,810	$10,896
12/31/18	$10,673	$11,883	$10,548
01/31/19	$11,599	$12,850	$11,465
02/28/19	$11,873	$13,208	$11,727
03/31/19	$12,159	$13,344	$12,008
04/30/19	$12,300	$13,785	$12,147
05/31/19	$12,124	$12,960	$11,962
06/30/19	$12,761	$13,793	$12,600
07/31/19	$12,503	$13,835	$12,346
08/31/19	$12,553	$13,486	$12,383
09/30/19	$12,820	$13,769	$12,645
10/31/19	$13,009	$14,148	$12,835
11/30/19	$12,904	$14,501	$12,725
12/31/19	$13,442	$15,015	$13,265
01/31/20	$13,653	$14,816	$13,473
02/29/20	$12,356	$13,604	$12,179
03/31/20	$9,525	$11,646	$9,377
04/30/20	$10,416	$12,928	$10,259
05/31/20	$10,962	$13,523	$10,798
06/30/20	$10,808	$13,955	$10,654
07/31/20	$11,128	$14,680	$10,968
08/31/20	$11,310	$15,569	$11,141
09/30/20	$10,966	$15,086	$10,800
10/31/20	$10,844	$14,760	$10,680
11/30/20	$12,235	$16,629	$12,051
12/31/20	$12,594	$17,455	$12,403
01/31/21	$12,325	$17,424	$12,136
02/28/21	$12,415	$17,888	$12,222
03/31/21	$12,954	$18,351	$12,751
04/30/21	$13,406	$19,148	$13,198
05/31/21	$13,476	$19,434	$13,260
06/30/21	$13,230	$19,668	$13,022
07/31/21	$13,354	$19,768	$13,142
08/31/21	$13,591	$20,257	$13,371
09/30/21	$13,409	$19,449	$13,190
10/31/21	$13,886	$20,395	$13,663
11/30/21	$13,143	$19,848	$12,925
12/31/21	$13,996	$20,636	$13,773
01/31/22	$13,850	$19,565	$13,628
02/28/22	$14,190	$19,117	$13,961
03/31/22	$15,015	$19,507	$14,774
04/30/22	$14,517	$17,958	$14,285
05/31/22	$15,039	$17,969	$14,796
06/30/22	$13,871	$16,419	$13,643
07/31/22	$14,416	$17,591	$14,180
08/31/22	$14,198	$16,967	$13,956
09/30/22	$12,520	$15,329	$12,304
10/31/22	$13,143	$16,272	$12,922
11/30/22	$14,197	$17,511	$13,955
12/31/22	$13,875	$16,838	$13,637
01/31/23	$14,566	$18,078	$14,317
02/28/23	$14,078	$17,576	$13,827
03/31/23	$14,407	$18,008	$14,145
04/30/23	$14,780	$18,238	$14,508
05/31/23	$13,952	$18,018	$13,685
06/30/23	$14,354	$19,068	$14,086
07/31/23	$14,639	$19,798	$14,363
08/31/23	$13,955	$19,229	$13,680
09/30/23	$13,300	$18,420	$13,030
10/31/23	$12,895	$17,806	$12,633
11/30/23	$14,138	$19,452	$13,849
12/31/23	$14,722	$20,472	$14,425
01/31/24	$14,254	$20,518	$13,964
02/29/24	$14,253	$21,376	$13,954
03/31/24	$14,898	$22,052	$14,587
04/30/24	$14,811	$21,303	$14,504
05/31/24	$15,728	$22,166	$15,394
06/30/24	$15,262	$22,577	$14,927
07/31/24	$15,924	$23,041	$15,576
08/31/24	$16,662	$23,579	$16,285
09/30/24	$17,288	$24,122	$16,896

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GII	29.98%	6.16%	5.63%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
S&P Global Infrastructure Index	29.68%	5.97%	5.38%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$461,051,018
Number of Portfolio Holdings	77
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,638,133

What did the Fund invest in as of 9/30/2024?

Top Sectors

Sector	% Value of Total Net Assets
Utilities	40.7%
Industrials	39.2%
Energy	19.7%

Top Ten Countries

Country	% Value of Total Net Assets
United States	40.8%
Australia	8.9%
Canada	8.2%
Spain	7.9%
Mexico	6.5%
France	5.8%
China	4.6%
New Zealand	3.2%
Italy	2.6%
United Kingdom	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GII

SPDR S&P Emerging Markets Dividend ETF

EDIV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Dividend ETF	$57	0.49%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by inflation and when and by how much the U.S. Federal Reserve and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. Risk assets registered positive gains despite pronounced market volatility. Developed markets (DMs) posted positive returns but underperformed emerging markets (EMs), as EM equites performed strongly, supported by the new stimulus in China. India, Taiwan and China were the top drivers of the Fund's return. Power Grid Corporation of India Ltd., NTPC Ltd., and Hero MotoCorp Ltd., were the top contributors to the Fund's performance. Yuexiu Property Company, China Resources Land, and Orbia Advance Corp. were the bottom contributors to the Fund's return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EDIV	MSCI All Country World ex USA Index	S&P Emerging Markets Dividend Opportunities Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,004	$9,901	$10,017
11/30/14	$9,923	$9,973	$9,942
12/31/14	$9,413	$9,613	$9,439
01/31/15	$9,299	$9,599	$9,323
02/28/15	$9,491	$10,112	$9,539
03/31/15	$9,133	$9,949	$9,176
04/30/15	$10,027	$10,451	$10,096
05/31/15	$9,407	$10,288	$9,470
06/30/15	$9,183	$10,001	$9,251
07/31/15	$8,440	$9,973	$8,497
08/31/15	$7,589	$9,211	$7,662
09/30/15	$7,144	$8,784	$7,208
10/31/15	$7,587	$9,438	$7,662
11/30/15	$7,187	$9,243	$7,260
12/31/15	$6,876	$9,069	$6,950
01/31/16	$6,589	$8,452	$6,697
02/29/16	$6,763	$8,355	$6,882
03/31/16	$7,720	$9,035	$7,860
04/30/16	$7,782	$9,272	$7,933
05/31/16	$7,257	$9,116	$7,397
06/30/16	$7,824	$8,976	$7,979
07/31/16	$8,320	$9,420	$8,500
08/31/16	$8,152	$9,480	$8,330
09/30/16	$8,194	$9,597	$8,382
10/31/16	$8,353	$9,459	$8,546
11/30/16	$7,814	$9,240	$7,996
12/31/16	$8,027	$9,476	$8,219
01/31/17	$8,495	$9,812	$8,702
02/28/17	$8,758	$9,969	$9,045
03/31/17	$8,810	$10,221	$9,119
04/30/17	$8,904	$10,440	$9,218
05/31/17	$8,966	$10,779	$9,293
06/30/17	$9,083	$10,812	$9,409
07/31/17	$9,445	$11,211	$9,792
08/31/17	$9,620	$11,270	$10,028
09/30/17	$9,380	$11,479	$9,768
10/31/17	$9,389	$11,695	$9,778
11/30/17	$9,553	$11,790	$9,953
12/31/17	$10,272	$12,053	$10,711
01/31/18	$11,081	$12,725	$11,558
02/28/18	$11,085	$12,125	$11,552
03/31/18	$10,927	$11,911	$11,414
04/30/18	$10,741	$12,101	$11,204
05/31/18	$10,276	$11,821	$10,743
06/30/18	$9,660	$11,599	$10,101
07/31/18	$10,135	$11,877	$10,621
08/31/18	$9,699	$11,628	$10,227
09/30/18	$9,873	$11,681	$10,407
10/31/18	$9,211	$10,731	$9,721
11/30/18	$9,721	$10,833	$10,262
12/31/18	$9,611	$10,342	$10,147
01/31/19	$10,390	$11,124	$10,994
02/28/19	$10,252	$11,341	$10,855
03/31/19	$10,201	$11,409	$10,802
04/30/19	$10,322	$11,710	$10,945
05/31/19	$10,079	$11,081	$10,680
06/30/19	$10,635	$11,749	$11,273
07/31/19	$10,505	$11,607	$11,146
08/31/19	$9,850	$11,248	$10,492
09/30/19	$9,981	$11,538	$10,627
10/31/19	$10,284	$11,940	$10,962
11/30/19	$10,160	$12,045	$10,833
12/31/19	$10,705	$12,567	$11,420
01/31/20	$9,960	$12,229	$10,628
02/29/20	$9,263	$11,263	$9,890
03/31/20	$7,520	$9,632	$8,026
04/30/20	$8,300	$10,362	$8,866
05/31/20	$8,226	$10,701	$8,790
06/30/20	$8,453	$11,185	$9,035
07/31/20	$8,709	$11,683	$9,317
08/31/20	$8,613	$12,183	$9,263
09/30/20	$8,413	$11,884	$9,046
10/31/20	$8,339	$11,628	$8,970
11/30/20	$9,225	$13,193	$9,925
12/31/20	$9,728	$13,906	$10,469
01/31/21	$9,645	$13,936	$10,386
02/28/21	$10,065	$14,212	$10,852
03/31/21	$10,441	$14,391	$11,264
04/30/21	$10,614	$14,815	$11,454
05/31/21	$10,789	$15,278	$11,703
06/30/21	$10,608	$15,179	$11,456
07/31/21	$10,326	$14,929	$11,160
08/31/21	$10,802	$15,213	$11,704
09/30/21	$10,681	$14,726	$11,583
10/31/21	$10,630	$15,077	$11,532
11/30/21	$10,355	$14,399	$11,239
12/31/21	$10,785	$14,994	$11,708
01/31/22	$11,082	$14,441	$12,037
02/28/22	$10,595	$14,155	$11,658
03/31/22	$10,630	$14,178	$11,566
04/30/22	$10,240	$13,288	$11,147
05/31/22	$10,071	$13,383	$11,039
06/30/22	$9,466	$12,232	$10,382
07/31/22	$9,433	$12,650	$10,018
08/31/22	$9,309	$12,243	$10,013
09/30/22	$8,453	$11,020	$9,080
10/31/22	$8,233	$11,349	$8,838
11/30/22	$9,131	$12,689	$9,931
12/31/22	$9,121	$12,594	$9,926
01/31/23	$9,716	$13,615	$10,582
02/28/23	$9,511	$13,137	$10,375
03/31/23	$9,972	$13,459	$10,888
04/30/23	$10,147	$13,692	$11,089
05/31/23	$10,317	$13,195	$11,292
06/30/23	$10,932	$13,787	$11,972
07/31/23	$12,065	$14,347	$13,205
08/31/23	$11,646	$13,699	$12,712
09/30/23	$11,773	$13,266	$12,860
10/31/23	$11,372	$12,719	$12,429
11/30/23	$12,294	$13,864	$13,464
12/31/23	$12,857	$14,560	$14,117
01/31/24	$12,747	$14,416	$14,025
02/29/24	$13,118	$14,781	$14,461
03/31/24	$13,292	$15,243	$14,661
04/30/24	$13,472	$14,969	$14,872
05/31/24	$13,848	$15,404	$15,304
06/30/24	$14,265	$15,389	$15,786
07/31/24	$14,214	$15,745	$15,728
08/31/24	$14,774	$16,194	$16,444
09/30/24	$15,451	$16,630	$17,276

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
EDIV	31.24%	9.13%	4.45%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Emerging Markets Dividend Opportunities Index	34.34%	10.21%	5.62%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$499,449,096
Number of Portfolio Holdings	109
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$1,883,674

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	30.9%
Communication Services	17.6%
Utilities	10.8%
Consumer Staples	9.0%
Real Estate	6.3%
Consumer Discretionary	6.1%
Information Technology	6.1%
Industrials	5.7%
Health Care	4.1%
Materials	2.1%

Top Ten Countries

Country	% Value of Total Net Assets
China	20.6%
Taiwan	20.1%
Thailand	13.3%
Malaysia	9.0%
Brazil	6.6%
Saudi Arabia	6.5%
United Arab Emirates	5.2%
Mexico	4.9%
Indonesia	3.7%
Qatar	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EDIV

SPDR S&P China ETF

GXC

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P China ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P China ETF	$65	0.59%

How did the Fund perform last year and what affected its performance?

All markets in the Asia Pacific region had a strong fourth quarter 2023 showing, with the exception of China, where the lackluster recovery from COVID-19 restrictions as well as real estate woes soured investor sentiment. Of the major emerging markets economies, China was the only underperformer in the first quarter of 2024 as it continued to struggle without any meaningful policy stimulus. However, China did rebound from its January low as the People’s Bank of China cut the five-year loan prime rate to 3.95% from 4.20% in a move to boost economic growth. China’s economic growth stabilized in the second quarter of 2024 but remained constrained, with weak consumer sentiment and ongoing challenges in the property sector. Asia Pacific countries reported positive returns during the third quarter of 2024, with China as one of the top performers. China’s economy bounced back, increasing investor confidence in its resilience. Both onshore and offshore Chinese equities posted positive returns year to date, with Materials, Industrials, and Communication Services sectors leading the way.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GXC	MSCI All Country World ex USA Index	S&P China BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,409	$9,901	$10,416
11/30/14	$10,563	$9,973	$10,557
12/31/14	$10,484	$9,613	$10,462
01/31/15	$10,579	$9,599	$10,549
02/28/15	$10,786	$10,112	$10,763
03/31/15	$11,092	$9,949	$11,087
04/30/15	$12,862	$10,451	$12,904
05/31/15	$12,581	$10,288	$12,700
06/30/15	$11,925	$10,001	$12,064
07/31/15	$10,611	$9,973	$10,632
08/31/15	$9,345	$9,211	$9,386
09/30/15	$9,131	$8,784	$9,125
10/31/15	$10,259	$9,438	$10,263
11/30/15	$10,131	$9,243	$10,144
12/31/15	$10,005	$9,069	$10,043
01/31/16	$8,674	$8,452	$8,690
02/29/16	$8,522	$8,355	$8,534
03/31/16	$9,488	$9,035	$9,487
04/30/16	$9,478	$9,272	$9,493
05/31/16	$9,380	$9,116	$9,393
06/30/16	$9,493	$8,976	$9,485
07/31/16	$9,787	$9,420	$9,776
08/31/16	$10,517	$9,480	$10,506
09/30/16	$10,758	$9,597	$10,745
10/31/16	$10,556	$9,459	$10,554
11/30/16	$10,474	$9,240	$10,476
12/31/16	$10,068	$9,476	$10,072
01/31/17	$10,728	$9,812	$10,691
02/28/17	$11,137	$9,969	$11,086
03/31/17	$11,344	$10,221	$11,273
04/30/17	$11,591	$10,440	$11,517
05/31/17	$12,140	$10,779	$12,024
06/30/17	$12,405	$10,812	$12,277
07/31/17	$13,445	$11,211	$13,299
08/31/17	$13,962	$11,270	$13,806
09/30/17	$14,146	$11,479	$13,985
10/31/17	$14,667	$11,695	$14,504
11/30/17	$14,804	$11,790	$14,643
12/31/17	$15,143	$12,053	$14,985
01/31/18	$17,016	$12,725	$16,812
02/28/18	$15,945	$12,125	$15,769
03/31/18	$15,432	$11,911	$15,300
04/30/18	$15,458	$12,101	$15,330
05/31/18	$15,733	$11,821	$15,630
06/30/18	$14,895	$11,599	$14,787
07/31/18	$14,545	$11,877	$14,431
08/31/18	$13,981	$11,628	$13,865
09/30/18	$13,773	$11,681	$13,633
10/31/18	$12,221	$10,731	$12,072
11/30/18	$13,109	$10,833	$12,941
12/31/18	$12,315	$10,342	$12,151
01/31/19	$13,583	$11,124	$13,376
02/28/19	$14,054	$11,341	$13,874
03/31/19	$14,362	$11,409	$14,185
04/30/19	$14,688	$11,710	$14,515
05/31/19	$12,865	$11,081	$12,718
06/30/19	$13,857	$11,749	$13,709
07/31/19	$13,721	$11,607	$13,564
08/31/19	$13,143	$11,248	$12,994
09/30/19	$13,121	$11,538	$12,982
10/31/19	$13,641	$11,940	$13,497
11/30/19	$13,844	$12,045	$13,692
12/31/19	$14,956	$12,567	$14,801
01/31/20	$14,026	$12,229	$14,098
02/29/20	$14,359	$11,263	$14,223
03/31/20	$13,391	$9,632	$13,280
04/30/20	$14,217	$10,362	$14,058
05/31/20	$14,241	$10,701	$14,144
06/30/20	$15,495	$11,185	$15,385
07/31/20	$16,962	$11,683	$16,871
08/31/20	$17,856	$12,183	$17,793
09/30/20	$17,306	$11,884	$17,264
10/31/20	$18,121	$11,628	$18,095
11/30/20	$18,772	$13,193	$18,718
12/31/20	$19,333	$13,906	$19,275
01/31/21	$20,713	$13,936	$20,667
02/28/21	$20,493	$14,212	$20,487
03/31/21	$19,202	$14,391	$19,197
04/30/21	$19,525	$14,815	$19,526
05/31/21	$19,440	$15,278	$19,682
06/30/21	$19,705	$15,179	$19,746
07/31/21	$17,115	$14,929	$17,182
08/31/21	$17,183	$15,213	$17,250
09/30/21	$16,434	$14,726	$16,439
10/31/21	$16,792	$15,077	$16,798
11/30/21	$15,903	$14,399	$15,960
12/31/21	$15,504	$14,994	$15,524
01/31/22	$15,128	$14,441	$15,109
02/28/22	$14,537	$14,155	$14,528
03/31/22	$13,329	$14,178	$13,317
04/30/22	$12,676	$13,288	$12,639
05/31/22	$12,887	$13,383	$12,872
06/30/22	$13,744	$12,232	$13,703
07/31/22	$12,456	$12,650	$12,493
08/31/22	$12,476	$12,243	$12,499
09/30/22	$10,748	$11,020	$10,743
10/31/22	$9,141	$11,349	$9,160
11/30/22	$11,640	$12,689	$11,667
12/31/22	$12,082	$12,594	$12,118
01/31/23	$13,471	$13,615	$13,517
02/28/23	$12,181	$13,137	$12,237
03/31/23	$12,635	$13,459	$12,668
04/30/23	$12,045	$13,692	$12,082
05/31/23	$11,049	$13,195	$11,100
06/30/23	$11,445	$13,787	$11,474
07/31/23	$12,564	$14,347	$12,608
08/31/23	$11,469	$13,699	$11,513
09/30/23	$11,187	$13,266	$11,209
10/31/23	$10,729	$12,719	$10,758
11/30/23	$11,024	$13,864	$11,076
12/31/23	$10,798	$14,560	$10,835
01/31/24	$9,605	$14,416	$9,624
02/29/24	$10,432	$14,781	$10,433
03/31/24	$10,470	$15,243	$10,484
04/30/24	$11,094	$14,969	$11,105
05/31/24	$11,329	$15,404	$11,344
06/30/24	$11,027	$15,389	$11,028
07/31/24	$10,902	$15,745	$10,905
08/31/24	$10,904	$16,194	$10,921
09/30/24	$13,489	$16,630	$13,529

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GXC	20.58%	0.56%	3.04%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P China BMI Index	20.70%	0.83%	3.07%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$478,924,997
Number of Portfolio Holdings	1,167
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,349,074

What did the Fund invest in as of 9/30/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Interactive Media & Services	14.2%
Broadline Retail	13.2%
Banks	9.7%
Hotels, Restaurants & Leisure	6.5%
Automobiles	3.9%
Insurance	3.4%
Oil, Gas & Consumable Fuels	2.9%
Real Estate Management & Development	2.7%
Metals & Mining	2.5%
Beverages	2.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Tencent Holdings Ltd.	12.1%
Alibaba Group Holding Ltd.	7.7%
Meituan, Class B	4.0%
PDD Holdings, Inc.	3.3%
China Construction Bank Corp., Class H	2.5%
JD.com, Inc., Class A	2.0%
Industrial & Commercial Bank of China Ltd., Class H	1.4%
Xiaomi Corp., Class B	1.4%
Bank of China Ltd., Class H	1.3%
Ping An Insurance Group Co. of China Ltd., Class H	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GXC

SPDR S&P Emerging Markets ex-China ETF

XCNY

Principal Listing Exchange: Nasdaq Regular Market

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Emerging Markets ex-China ETF (the "Fund") for the period of September 5, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets ex-China ETF	$1	0.15%

The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$5,184,387
Number of Portfolio Holdings	964
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$564

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	19.8%
Financials	16.3%
Materials	5.8%
Industrials	5.1%
Consumer Staples	3.9%
Consumer Discretionary	3.3%
Energy	2.9%
Communication Services	2.8%
Utilities	2.3%
Real Estate	2.1%

Top Ten Countries

Country	% Value of Total Net Assets
Taiwan	27.2%
Brazil	6.6%
Saudi Arabia	5.4%
South Africa	4.3%
Malaysia	3.0%
Mexico	2.9%
Indonesia	2.7%
Thailand	2.6%
United Arab Emirates	2.1%
Turkey	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XCNY

SPDR Dow Jones Global Real Estate ETF

RWO

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR Dow Jones Global Real Estate ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones Global Real Estate ETF	$57	0.50%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve ("the Fed") and other central banks would begin cutting rates. REIT performance during the period can be summed up by simply understanding that the asset class is interest rate sensitive and historically a safe haven for investors looking for alternative income streams. Treasury yields declined during the first fiscal quarter and REITs gained over 15% during that period. Then, as the Fed did not pull the trigger on a speculated rate cut in either of the next two quarters, REITs lost value coinciding with those decisions. Finally, as the fiscal year was coming to a close, the Fed finally cut rates in September by 50 basis points and the sector gained another 15%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RWO	MSCI ACWI IMI Index	Dow Jones Global Select Real Estate Securities Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,730	$10,079	$10,733
11/30/14	$10,870	$10,228	$10,872
12/31/14	$10,886	$10,059	$10,883
01/31/15	$11,451	$9,903	$11,452
02/28/15	$11,346	$10,457	$11,345
03/31/15	$11,358	$10,319	$11,348
04/30/15	$11,104	$10,602	$11,096
05/31/15	$10,984	$10,609	$10,974
06/30/15	$10,574	$10,374	$10,557
07/31/15	$10,983	$10,435	$10,967
08/31/15	$10,312	$9,735	$10,293
09/30/15	$10,496	$9,379	$10,470
10/31/15	$11,130	$10,089	$11,106
11/30/15	$10,908	$10,026	$10,884
12/31/15	$10,989	$9,839	$10,961
01/31/16	$10,541	$9,223	$10,514
02/29/16	$10,561	$9,175	$10,530
03/31/16	$11,574	$9,869	$11,536
04/30/16	$11,499	$10,025	$11,461
05/31/16	$11,537	$10,045	$11,497
06/30/16	$11,965	$9,973	$11,926
07/31/16	$12,479	$10,417	$12,439
08/31/16	$12,110	$10,452	$12,069
09/30/16	$11,935	$10,528	$11,889
10/31/16	$11,239	$10,325	$11,195
11/30/16	$11,004	$10,437	$10,958
12/31/16	$11,416	$10,662	$11,368
01/31/17	$11,416	$10,951	$11,370
02/28/17	$11,731	$11,252	$11,682
03/31/17	$11,529	$11,386	$11,473
04/30/17	$11,602	$11,569	$11,546
05/31/17	$11,687	$11,800	$11,628
06/30/17	$11,766	$11,869	$11,700
07/31/17	$11,976	$12,195	$11,909
08/31/17	$11,892	$12,238	$11,819
09/30/17	$11,869	$12,500	$11,788
10/31/17	$11,780	$12,753	$11,701
11/30/17	$12,144	$13,003	$12,061
12/31/17	$12,308	$13,215	$12,219
01/31/18	$12,197	$13,928	$12,110
02/28/18	$11,391	$13,346	$11,300
03/31/18	$11,691	$13,097	$11,593
04/30/18	$11,915	$13,219	$11,810
05/31/18	$12,094	$13,272	$11,984
06/30/18	$12,324	$13,192	$12,212
07/31/18	$12,418	$13,557	$12,306
08/31/18	$12,585	$13,682	$12,466
09/30/18	$12,296	$13,704	$12,169
10/31/18	$11,879	$12,632	$11,758
11/30/18	$12,287	$12,810	$12,159
12/31/18	$11,558	$11,883	$11,425
01/31/19	$12,783	$12,850	$12,640
02/28/19	$12,777	$13,208	$12,631
03/31/19	$13,142	$13,344	$12,983
04/30/19	$13,036	$13,785	$12,878
05/31/19	$12,978	$12,960	$12,817
06/30/19	$13,202	$13,793	$13,030
07/31/19	$13,270	$13,835	$13,094
08/31/19	$13,517	$13,486	$13,334
09/30/19	$13,855	$13,769	$13,665
10/31/19	$14,152	$14,148	$13,961
11/30/19	$14,007	$14,501	$13,815
12/31/19	$14,031	$15,015	$13,835
01/31/20	$14,083	$14,816	$13,888
02/29/20	$12,883	$13,604	$12,699
03/31/20	$9,892	$11,646	$9,750
04/30/20	$10,584	$12,928	$10,432
05/31/20	$10,615	$13,523	$10,462
06/30/20	$10,779	$13,955	$10,617
07/31/20	$11,102	$14,680	$10,934
08/31/20	$11,330	$15,569	$11,156
09/30/20	$10,994	$15,086	$10,813
10/31/20	$10,642	$14,760	$10,465
11/30/20	$12,036	$16,629	$11,835
12/31/20	$12,540	$17,455	$12,325
01/31/21	$12,454	$17,424	$12,242
02/28/21	$12,912	$17,888	$12,692
03/31/21	$13,346	$18,351	$13,108
04/30/21	$14,253	$19,148	$13,997
05/31/21	$14,506	$19,434	$14,248
06/30/21	$14,679	$19,668	$14,408
07/31/21	$15,317	$19,768	$15,036
08/31/21	$15,523	$20,257	$15,239
09/30/21	$14,662	$19,449	$14,386
10/31/21	$15,553	$20,395	$15,234
11/30/21	$15,300	$19,848	$14,987
12/31/21	$16,391	$20,636	$16,048
01/31/22	$15,397	$19,565	$15,079
02/28/22	$14,993	$19,117	$14,682
03/31/22	$15,800	$19,507	$15,461
04/30/22	$14,966	$17,958	$14,647
05/31/22	$14,215	$17,969	$13,909
06/30/22	$12,960	$16,419	$12,676
07/31/22	$14,024	$17,591	$13,718
08/31/22	$13,127	$16,967	$12,838
09/30/22	$11,506	$15,329	$11,237
10/31/22	$11,921	$16,272	$11,644
11/30/22	$12,692	$17,511	$12,397
12/31/22	$12,286	$16,838	$11,987
01/31/23	$13,434	$18,078	$13,108
02/28/23	$12,817	$17,576	$12,508
03/31/23	$12,455	$18,008	$12,133
04/30/23	$12,655	$18,238	$12,329
05/31/23	$12,150	$18,018	$11,837
06/30/23	$12,572	$19,068	$12,226
07/31/23	$13,032	$19,798	$12,674
08/31/23	$12,604	$19,229	$12,258
09/30/23	$11,806	$18,420	$11,465
10/31/23	$11,267	$17,806	$10,940
11/30/23	$12,482	$19,452	$12,119
12/31/23	$13,680	$20,472	$13,268
01/31/24	$13,118	$20,518	$12,726
02/29/24	$13,096	$21,376	$12,703
03/31/24	$13,475	$22,052	$13,057
04/30/24	$12,613	$21,303	$12,222
05/31/24	$13,058	$22,166	$12,649
06/30/24	$13,179	$22,577	$12,752
07/31/24	$13,960	$23,041	$13,506
08/31/24	$14,843	$23,579	$14,359
09/30/24	$15,255	$24,122	$14,743

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RWO	29.21%	1.94%	4.31%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
Dow Jones Global Select Real Estate Securities Index	28.59%	1.53%	3.96%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$1,315,150,326
Number of Portfolio Holdings	229
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$5,998,739

What did the Fund invest in as of 9/30/2024?

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	7.5%
Equinix, Inc.	5.4%
Welltower, Inc.	4.8%
Public Storage	3.7%
Realty Income Corp.	3.6%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.2%
Extra Space Storage, Inc.	2.5%
AvalonBay Communities, Inc.	2.1%
Ventas, Inc.	1.7%

Top Ten Countries

Country	% Value of Total Net Assets
United States	71.2%
Japan	8.0%
United Kingdom	4.0%
Singapore	2.9%
Australia	2.7%
France	1.6%
Sweden	1.6%
Hong Kong	1.5%
Switzerland	1.0%
Canada	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR RWO

SPDR Dow Jones International Real Estate ETF

RWX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR Dow Jones International Real Estate ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones International Real Estate ETF	$65	0.59%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. REIT performance during the period can be summed up by simply understanding that the asset class is interest rate sensitive and historically a safe haven for investors looking for alternative income streams. Treasury yields declined during the first fiscal quarter and REITs gained over 15% during that period. Then, as the Fed and other countries such as the Bank of England did not pull the trigger on speculated rate cuts in either of the next two quarters, REITs lost value coinciding with those decisions. Finally, as the fiscal year was coming to a close, the Fed finally cut rates in September by 50 basis points.  This action followed rate cuts in many developed countries during the period and the sector gained another 16% as a result.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RWX	MSCI All Country World ex USA Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,327	$9,901	$10,331
11/30/14	$10,358	$9,973	$10,367
12/31/14	$10,152	$9,613	$10,167
01/31/15	$10,480	$9,599	$10,495
02/28/15	$10,775	$10,112	$10,791
03/31/15	$10,549	$9,949	$10,562
04/30/15	$10,839	$10,451	$10,855
05/31/15	$10,585	$10,288	$10,604
06/30/15	$10,284	$10,001	$10,306
07/31/15	$10,419	$9,973	$10,443
08/31/15	$9,753	$9,211	$9,774
09/30/15	$9,734	$8,784	$9,756
10/31/15	$10,355	$9,438	$10,385
11/30/15	$9,940	$9,243	$9,975
12/31/15	$9,819	$9,069	$9,858
01/31/16	$9,406	$8,452	$9,449
02/29/16	$9,588	$8,355	$9,629
03/31/16	$10,395	$9,035	$10,439
04/30/16	$10,681	$9,272	$10,729
05/31/16	$10,472	$9,116	$10,522
06/30/16	$10,431	$8,976	$10,498
07/31/16	$10,873	$9,420	$10,945
08/31/16	$10,635	$9,480	$10,708
09/30/16	$10,604	$9,597	$10,675
10/31/16	$9,951	$9,459	$10,023
11/30/16	$9,625	$9,240	$9,697
12/31/16	$9,834	$9,476	$9,931
01/31/17	$9,987	$9,812	$10,089
02/28/17	$10,149	$9,969	$10,249
03/31/17	$10,171	$10,221	$10,274
04/30/17	$10,381	$10,440	$10,487
05/31/17	$10,671	$10,779	$10,782
06/30/17	$10,470	$10,812	$10,582
07/31/17	$10,800	$11,211	$10,919
08/31/17	$10,748	$11,270	$10,856
09/30/17	$10,654	$11,479	$10,764
10/31/17	$10,636	$11,695	$10,749
11/30/17	$10,971	$11,790	$11,094
12/31/17	$11,339	$12,053	$11,476
01/31/18	$11,735	$12,725	$11,882
02/28/18	$11,053	$12,125	$11,181
03/31/18	$11,165	$11,911	$11,310
04/30/18	$11,451	$12,101	$11,588
05/31/18	$11,256	$11,821	$11,390
06/30/18	$11,119	$11,599	$11,267
07/31/18	$11,243	$11,877	$11,396
08/31/18	$11,144	$11,628	$11,291
09/30/18	$10,960	$11,681	$11,101
10/31/18	$10,464	$10,731	$10,604
11/30/18	$10,621	$10,833	$10,766
12/31/18	$10,390	$10,342	$10,542
01/31/19	$11,392	$11,124	$11,562
02/28/19	$11,237	$11,341	$11,404
03/31/19	$11,563	$11,409	$11,734
04/30/19	$11,378	$11,710	$11,547
05/31/19	$11,316	$11,081	$11,485
06/30/19	$11,568	$11,749	$11,748
07/31/19	$11,468	$11,607	$11,635
08/31/19	$11,607	$11,248	$11,777
09/30/19	$11,871	$11,538	$12,057
10/31/19	$12,310	$11,940	$12,508
11/30/19	$12,244	$12,045	$12,443
12/31/19	$12,446	$12,567	$12,669
01/31/20	$12,491	$12,229	$12,719
02/29/20	$11,409	$11,263	$11,614
03/31/20	$8,640	$9,632	$8,796
04/30/20	$9,157	$10,362	$9,318
05/31/20	$9,305	$10,701	$9,473
06/30/20	$9,396	$11,185	$9,568
07/31/20	$9,633	$11,683	$9,812
08/31/20	$10,041	$12,183	$10,224
09/30/20	$9,762	$11,884	$9,941
10/31/20	$9,370	$11,628	$9,537
11/30/20	$10,715	$13,193	$10,909
12/31/20	$11,315	$13,906	$11,531
01/31/21	$11,164	$13,936	$11,380
02/28/21	$11,310	$14,212	$11,532
03/31/21	$11,475	$14,391	$11,697
04/30/21	$11,989	$14,815	$12,227
05/31/21	$12,379	$15,278	$12,632
06/30/21	$12,315	$15,179	$12,565
07/31/21	$12,661	$14,929	$12,924
08/31/21	$12,751	$15,213	$13,018
09/30/21	$12,052	$14,726	$12,302
10/31/21	$12,340	$15,077	$12,553
11/30/21	$11,910	$14,399	$12,118
12/31/21	$12,337	$14,994	$12,559
01/31/22	$11,704	$14,441	$11,916
02/28/22	$11,617	$14,155	$11,824
03/31/22	$11,939	$14,178	$12,161
04/30/22	$11,162	$13,288	$11,369
05/31/22	$11,063	$13,383	$11,266
06/30/22	$9,856	$12,232	$10,032
07/31/22	$10,508	$12,650	$10,704
08/31/22	$9,830	$12,243	$9,987
09/30/22	$8,612	$11,020	$8,741
10/31/22	$8,757	$11,349	$8,892
11/30/22	$9,480	$12,689	$9,615
12/31/22	$9,641	$12,594	$9,782
01/31/23	$10,197	$13,615	$10,352
02/28/23	$9,827	$13,137	$9,973
03/31/23	$9,543	$13,459	$9,635
04/30/23	$9,906	$13,692	$10,001
05/31/23	$9,257	$13,195	$9,342
06/30/23	$9,217	$13,787	$9,296
07/31/23	$9,737	$14,347	$9,826
08/31/23	$9,402	$13,699	$9,488
09/30/23	$8,964	$13,266	$9,039
10/31/23	$8,527	$12,719	$8,626
11/30/23	$9,452	$13,864	$9,570
12/31/23	$10,274	$14,560	$10,415
01/31/24	$9,841	$14,416	$9,977
02/29/24	$9,366	$14,781	$9,492
03/31/24	$9,877	$15,243	$10,019
04/30/24	$9,489	$14,969	$9,617
05/31/24	$9,550	$15,404	$9,669
06/30/24	$9,228	$15,389	$9,342
07/31/24	$9,795	$15,745	$9,921
08/31/24	$10,423	$16,194	$10,561
09/30/24	$10,751	$16,630	$10,894

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RWX	19.94%	(1.96%)	0.73%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	20.53%	(2.01%)	0.86%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$304,540,046
Number of Portfolio Holdings	124
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,753,161

What did the Fund invest in as of 9/30/2024?

Top Ten Holdings

Holdings	% Value of Total Net Assets
Mitsui Fudosan Co. Ltd.	6.0%
Segro PLC	3.6%
Scentre Group	3.0%
Link REIT	3.0%
CapitaLand Integrated Commercial Trust	2.0%
Unibail-Rodamco-Westfield	2.0%
Swiss Prime Site AG	2.0%
CapitaLand Ascendas REIT	1.8%
Nippon Building Fund, Inc.	1.8%
LEG Immobilien SE	1.8%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	28.3%
United Kingdom	14.3%
Singapore	10.4%
Australia	9.4%
France	5.8%
Sweden	5.7%
Hong Kong	5.1%
Switzerland	3.5%
Canada	3.2%
Belgium	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR RWX

SPDR EURO STOXX 50 ETF

FEZ

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR EURO STOXX 50 ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR EURO STOXX 50 ETF	$33	0.29%

How did the Fund perform last year and what affected its performance?

European equities trended higher over the Q4 2023. The Eurozone recorded sharp declines in inflation, raising prospects of rate cuts. Eurozone inflation in November was 2.9%, compared to 10.1% the previous year. During Q1 2024 inflation fell more than expected in March to 2.4%, a result of easing cost in the grocery aisle and as the overall price rises headed down in the two biggest economies – Germany and France. Meanwhile, core inflation, which excludes volatile food and energy costs, eased to 2.9% from 3.1% in February. The MSCI Europe Index (USD) was barely positive at 0.6% during the quarter as concerns around elections in France impacted the overall performance of European equities in Q2 2024. The Bank of England (BoE) refrained from cutting rates in June to exercise caution and keep inflation under control. European equities had a strong quarter during Q3 2024 with top performers in the region being South Africa, Ireland and Belgium while Denmark and the Netherlands were the only underperformers. The European Central Bank (ECB) delivered its second rate cut in September, taking interest rates to 3.5%, while the BoE embarked on its own easing cycle with a 25-bps cut at its August meeting.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FEZ	MSCI All Country World ex USA Index	EURO STOXX 50 Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,582	$9,901	$9,582
11/30/14	$9,968	$9,973	$9,967
12/31/14	$9,384	$9,613	$9,377
01/31/15	$9,337	$9,599	$9,330
02/28/15	$9,965	$10,112	$9,960
03/31/15	$9,811	$9,949	$9,806
04/30/15	$10,052	$10,451	$10,041
05/31/15	$9,840	$10,288	$9,812
06/30/15	$9,616	$10,001	$9,580
07/31/15	$10,027	$9,973	$9,995
08/31/15	$9,241	$9,211	$9,212
09/30/15	$8,740	$8,784	$8,710
10/31/15	$9,542	$9,438	$9,512
11/30/15	$9,369	$9,243	$9,339
12/31/15	$8,987	$9,069	$8,958
01/31/16	$8,356	$8,452	$8,328
02/29/16	$8,121	$8,355	$8,094
03/31/16	$8,694	$9,035	$8,666
04/30/16	$8,857	$9,272	$8,823
05/31/16	$8,834	$9,116	$8,787
06/30/16	$8,278	$8,976	$8,226
07/31/16	$8,707	$9,420	$8,654
08/31/16	$8,769	$9,480	$8,717
09/30/16	$8,794	$9,597	$8,743
10/31/16	$8,739	$9,459	$8,688
11/30/16	$8,457	$9,240	$8,408
12/31/16	$9,071	$9,476	$9,021
01/31/17	$9,134	$9,812	$9,084
02/28/17	$9,238	$9,969	$9,189
03/31/17	$9,823	$10,221	$9,771
04/30/17	$10,198	$10,440	$10,144
05/31/17	$10,653	$10,779	$10,578
06/30/17	$10,482	$10,812	$10,410
07/31/17	$10,865	$11,211	$10,792
08/31/17	$10,876	$11,270	$10,804
09/30/17	$11,370	$11,479	$11,297
10/31/17	$11,457	$11,695	$11,384
11/30/17	$11,402	$11,790	$11,329
12/31/17	$11,281	$12,053	$11,210
01/31/18	$12,064	$12,725	$11,989
02/28/18	$11,267	$12,125	$11,197
03/31/18	$11,114	$11,911	$11,045
04/30/18	$11,555	$12,101	$11,481
05/31/18	$10,906	$11,821	$10,813
06/30/18	$10,891	$11,599	$10,793
07/31/18	$11,342	$11,877	$11,242
08/31/18	$10,860	$11,628	$10,764
09/30/18	$10,870	$11,681	$10,775
10/31/18	$9,982	$10,731	$9,894
11/30/18	$9,904	$10,833	$9,817
12/31/18	$9,474	$10,342	$9,389
01/31/19	$10,032	$11,124	$9,943
02/28/19	$10,391	$11,341	$10,303
03/31/19	$10,431	$11,409	$10,344
04/30/19	$10,966	$11,710	$10,875
05/31/19	$10,326	$11,081	$10,216
06/30/19	$11,182	$11,749	$11,066
07/31/19	$10,922	$11,607	$10,810
08/31/19	$10,685	$11,248	$10,577
09/30/19	$11,025	$11,538	$10,916
10/31/19	$11,402	$11,940	$11,292
11/30/19	$11,580	$12,045	$11,472
12/31/19	$11,928	$12,567	$11,819
01/31/20	$11,464	$12,229	$11,358
02/29/20	$10,407	$11,263	$10,306
03/31/20	$8,717	$9,632	$8,626
04/30/20	$9,162	$10,362	$9,069
05/31/20	$9,747	$10,701	$9,646
06/30/20	$10,469	$11,185	$10,363
07/31/20	$10,849	$11,683	$10,735
08/31/20	$11,317	$12,183	$11,203
09/30/20	$10,843	$11,884	$10,729
10/31/20	$9,983	$11,628	$9,879
11/30/20	$12,089	$13,193	$11,979
12/31/20	$12,581	$13,906	$12,470
01/31/21	$12,258	$13,936	$12,149
02/28/21	$12,798	$14,212	$12,689
03/31/21	$13,363	$14,391	$13,255
04/30/21	$13,938	$14,815	$13,824
05/31/21	$14,546	$15,278	$14,364
06/30/21	$14,145	$15,179	$14,027
07/31/21	$14,244	$14,929	$14,127
08/31/21	$14,547	$15,213	$14,434
09/30/21	$13,806	$14,726	$13,687
10/31/21	$14,490	$15,077	$14,371
11/30/21	$13,483	$14,399	$13,373
12/31/21	$14,400	$14,994	$14,296
01/31/22	$13,803	$14,441	$13,700
02/28/22	$13,014	$14,155	$12,914
03/31/22	$12,832	$14,178	$12,735
04/30/22	$11,914	$13,288	$11,823
05/31/22	$12,224	$13,383	$12,110
06/30/22	$10,879	$12,232	$10,783
07/31/22	$11,395	$12,650	$11,300
08/31/22	$10,694	$12,243	$10,575
09/30/22	$9,839	$11,020	$9,730
10/31/22	$10,826	$11,349	$10,708
11/30/22	$12,370	$12,689	$12,237
12/31/22	$12,280	$12,594	$12,143
01/31/23	$13,729	$13,615	$13,578
02/28/23	$13,666	$13,137	$13,511
03/31/23	$14,274	$13,459	$14,112
04/30/23	$14,749	$13,692	$14,575
05/31/23	$13,960	$13,195	$13,764
06/30/23	$14,912	$13,787	$14,696
07/31/23	$15,349	$14,347	$15,111
08/31/23	$14,526	$13,699	$14,304
09/30/23	$13,778	$13,266	$13,564
10/31/23	$13,389	$12,719	$13,183
11/30/23	$14,928	$13,864	$14,703
12/31/23	$15,594	$14,560	$15,363
01/31/24	$15,783	$14,416	$15,550
02/29/24	$16,512	$14,781	$16,272
03/31/24	$17,192	$15,243	$16,943
04/30/24	$16,621	$14,969	$16,366
05/31/24	$17,260	$15,404	$16,968
06/30/24	$16,744	$15,389	$16,460
07/31/24	$16,849	$15,745	$16,567
08/31/24	$17,552	$16,194	$17,250
09/30/24	$17,856	$16,630	$17,551

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
FEZ	29.60%	10.12%	5.97%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
EURO STOXX 50 Index	29.39%	9.96%	5.79%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$3,875,235,271
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$9,128,557

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	20.9%
Industrials	17.3%
Consumer Discretionary	16.7%
Information Technology	16.1%
Consumer Staples	7.1%
Health Care	6.1%
Energy	4.9%
Materials	4.0%
Utilities	3.9%
Communication Services	2.7%

Top Countries

Country	% Value of Total Net Assets
France	32.2%
Germany	26.6%
Netherlands	13.0%
United States	8.0%
Spain	7.6%
Italy	7.5%
Finland	1.6%
China	1.6%
Belgium	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FEZ

SPDR MSCI ACWI Climate Paris Aligned ETF

NZAC

Principal Listing Exchange: Nasdaq Regular Market

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI Climate Paris Aligned ETF	$15	0.13%

How did the Fund perform last year and what affected its performance?

The Fund was up double-digits in Q4 2023. Inflation appeared to be cooling, giving way to exuberant rate cut expectations. The energy sector fell significantly, as concerns around a potential slowdown in global demand weighed on oil prices. During Q1 2024, the U.S. Federal Reserve (“the Fed”) rate cuts got pushed to June, boosting optimism and investor confidence. All major regions, except China, were positive in the quarter, led by Japan and the U.S. Concerns about potential supply disruptions due to ongoing supply cuts by OPEC+ and geopolitical tensions pushed crude prices higher. During Q2 2024. Emerging Markets led among major regions, helped by Taiwan, India, and China. While Growth was very strong in the U.S., it lagged in other regions. Recent decision by the OPEC+ alliance to gradually unwind a complex array of production cuts pushed oil prices lower. Q3 2024 Fund performance was driven by optimism that, in the U.S., inflation has been tamed without a recession. The strongest major country was China. Government action to stimulate the economy and markets led to a surge in Chinese equities. Oil saw its worst quarter so far this year, despite a weaker dollar, elevated geopolitics, and China stimulus.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	NZAC	MSCI All Country World ex USA Index	MSCI ACWI Climate Paris Aligned Index
11/25/14	$10,000	$10,000	$10,000
11/30/14	$9,994	$9,956	$9,995
12/31/14	$9,794	$9,597	$9,795
01/31/15	$9,632	$9,583	$9,634
02/28/15	$10,186	$10,095	$10,189
03/31/15	$10,035	$9,932	$10,044
04/30/15	$10,330	$10,433	$10,329
05/31/15	$10,335	$10,271	$10,334
06/30/15	$10,111	$9,984	$10,102
07/31/15	$10,207	$9,956	$10,203
08/31/15	$9,509	$9,195	$9,495
09/30/15	$9,175	$8,769	$9,154
10/31/15	$9,892	$9,422	$9,873
11/30/15	$9,816	$9,227	$9,791
12/31/15	$9,643	$9,053	$9,617
01/31/16	$9,066	$8,438	$9,031
02/29/16	$9,008	$8,341	$8,962
03/31/16	$9,661	$9,019	$9,619
04/30/16	$9,788	$9,257	$9,742
05/31/16	$9,831	$9,101	$9,782
06/30/16	$9,751	$8,961	$9,694
07/31/16	$10,187	$9,404	$10,134
08/31/16	$10,237	$9,464	$10,181
09/30/16	$10,296	$9,581	$10,240
10/31/16	$10,105	$9,443	$10,045
11/30/16	$10,190	$9,224	$10,118
12/31/16	$10,387	$9,460	$10,317
01/31/17	$10,687	$9,796	$10,615
02/28/17	$11,000	$9,952	$10,925
03/31/17	$11,141	$10,204	$11,063
04/30/17	$11,323	$10,422	$11,244
05/31/17	$11,572	$10,761	$11,491
06/30/17	$11,626	$10,794	$11,548
07/31/17	$11,943	$11,192	$11,860
08/31/17	$11,963	$11,251	$11,878
09/30/17	$12,166	$11,459	$12,078
10/31/17	$12,405	$11,675	$12,317
11/30/17	$12,646	$11,770	$12,552
12/31/17	$12,838	$12,033	$12,750
01/31/18	$13,551	$12,703	$13,458
02/28/18	$12,999	$12,104	$12,903
03/31/18	$12,717	$11,891	$12,626
04/30/18	$12,841	$12,080	$12,738
05/31/18	$12,848	$11,801	$12,740
06/30/18	$12,761	$11,580	$12,654
07/31/18	$13,156	$11,857	$13,042
08/31/18	$13,259	$11,608	$13,138
09/30/18	$13,306	$11,661	$13,179
10/31/18	$12,315	$10,713	$12,191
11/30/18	$12,493	$10,814	$12,365
12/31/18	$11,619	$10,325	$11,503
01/31/19	$12,547	$11,105	$12,424
02/28/19	$12,871	$11,322	$12,750
03/31/19	$13,047	$11,389	$12,920
04/30/19	$13,502	$11,690	$13,370
05/31/19	$12,705	$11,063	$12,578
06/30/19	$13,552	$11,729	$13,422
07/31/19	$13,619	$11,587	$13,487
08/31/19	$13,313	$11,229	$13,179
09/30/19	$13,604	$11,518	$13,463
10/31/19	$13,991	$11,920	$13,847
11/30/19	$14,328	$12,025	$14,178
12/31/19	$14,838	$12,546	$14,689
01/31/20	$14,691	$12,209	$14,555
02/29/20	$13,526	$11,244	$13,388
03/31/20	$11,716	$9,616	$11,588
04/30/20	$12,969	$10,344	$12,833
05/31/20	$13,538	$10,683	$13,396
06/30/20	$13,964	$11,166	$13,822
07/31/20	$14,707	$11,663	$14,566
08/31/20	$15,625	$12,163	$15,473
09/30/20	$15,126	$11,864	$14,974
10/31/20	$14,767	$11,609	$14,618
11/30/20	$16,598	$13,170	$16,423
12/31/20	$17,352	$13,882	$17,176
01/31/21	$17,256	$13,912	$17,071
02/28/21	$17,639	$14,188	$17,445
03/31/21	$18,125	$14,367	$17,918
04/30/21	$18,915	$14,790	$18,716
05/31/21	$19,219	$15,253	$19,022
06/30/21	$19,453	$15,154	$19,247
07/31/21	$19,595	$14,904	$19,384
08/31/21	$20,091	$15,187	$19,871
09/30/21	$19,244	$14,701	$19,032
10/31/21	$20,228	$15,052	$20,005
11/30/21	$19,751	$14,374	$19,531
12/31/21	$20,530	$14,968	$20,312
01/31/22	$19,486	$14,417	$19,270
02/28/22	$18,980	$14,131	$18,779
03/31/22	$19,394	$14,154	$19,187
04/30/22	$17,792	$13,265	$17,602
05/31/22	$17,669	$13,360	$17,475
06/30/22	$16,288	$12,211	$16,101
07/31/22	$17,509	$12,629	$17,313
08/31/22	$16,720	$12,223	$16,527
09/30/22	$15,129	$11,001	$14,948
10/31/22	$16,004	$11,330	$15,813
11/30/22	$17,212	$12,667	$17,009
12/31/22	$16,512	$12,573	$16,305
01/31/23	$17,729	$13,592	$17,506
02/28/23	$17,216	$13,115	$16,996
03/31/23	$17,796	$13,436	$17,563
04/30/23	$18,057	$13,669	$17,817
05/31/23	$17,939	$13,172	$17,694
06/30/23	$18,913	$13,763	$18,659
07/31/23	$19,502	$14,323	$19,239
08/31/23	$18,952	$13,676	$18,692
09/30/23	$18,014	$13,244	$17,763
10/31/23	$17,420	$12,698	$17,172
11/30/23	$19,227	$13,841	$18,930
12/31/23	$20,271	$14,536	$19,960
01/31/24	$20,304	$14,391	$19,989
02/29/24	$21,161	$14,756	$20,838
03/31/24	$21,666	$15,217	$21,334
04/30/24	$20,870	$14,944	$20,541
05/31/24	$21,815	$15,378	$21,464
06/30/24	$22,309	$15,363	$21,953
07/31/24	$22,789	$15,719	$22,424
08/31/24	$23,517	$16,166	$23,145
09/30/24	$24,159	$16,602	$23,784

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 11/25/14
NZAC	34.11%	12.17%	9.37%
MSCI All Country World ex USA Index	25.35%	7.59%	5.28%
MSCI ACWI Climate Paris Aligned IndexFootnote Reference1	33.90%	12.06%	9.20%
Footnote	Description
Footnote[1]	Effective April 22, 2022, the Fund changed its benchmark index from the MSCI ACWI Low Carbon Target Index to the MSCI ACWI Climate Paris Aligned Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to April 22, 2022. The MSCI ACWI Climate Paris Aligned Index reflects linked performance returns of both the MSCI ACWI Climate Paris Aligned Index and the MSCI ACWI Low Carbon Target Index. The index returns are reflective of the MSCI ACWI Low Carbon Target Index from fund inception until 4/22/2022 and of the MSCI ACWI Climate Paris Aligned Index effective 4/22/2022.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$138,475,039
Number of Portfolio Holdings	877
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$201,009

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	26.8%
Financials	17.5%
Industrials	12.7%
Health Care	12.0%
Consumer Discretionary	9.8%
Communication Services	7.1%
Real Estate	5.5%
Utilities	2.8%
Materials	2.8%
Consumer Staples	2.2%

Top Ten Countries

Country	% Value of Total Net Assets
United States	64.1%
Japan	4.9%
Canada	3.3%
China	3.1%
Switzerland	2.7%
India	2.1%
France	1.9%
United Kingdom	1.8%
Taiwan	1.4%
Australia	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR NZAC

SPDR MSCI ACWI ex-US ETF

CWI

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI ex-US ETF	$34	0.30%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	CWI	MSCI All Country World ex USA Index
09/30/14	$10,000	$10,000
10/31/14	$9,929	$9,901
11/30/14	$10,007	$9,973
12/31/14	$9,646	$9,613
01/31/15	$9,661	$9,599
02/28/15	$10,173	$10,112
03/31/15	$9,995	$9,949
04/30/15	$10,508	$10,451
05/31/15	$10,339	$10,288
06/30/15	$10,049	$10,001
07/31/15	$10,027	$9,973
08/31/15	$9,271	$9,211
09/30/15	$8,842	$8,784
10/31/15	$9,521	$9,438
11/30/15	$9,331	$9,243
12/31/15	$9,137	$9,069
01/31/16	$8,548	$8,452
02/29/16	$8,443	$8,355
03/31/16	$9,117	$9,035
04/30/16	$9,362	$9,272
05/31/16	$9,211	$9,116
06/30/16	$9,095	$8,976
07/31/16	$9,524	$9,420
08/31/16	$9,584	$9,480
09/30/16	$9,696	$9,597
10/31/16	$9,565	$9,459
11/30/16	$9,328	$9,240
12/31/16	$9,557	$9,476
01/31/17	$9,899	$9,812
02/28/17	$10,049	$9,969
03/31/17	$10,298	$10,221
04/30/17	$10,515	$10,440
05/31/17	$10,864	$10,779
06/30/17	$10,899	$10,812
07/31/17	$11,287	$11,211
08/31/17	$11,339	$11,270
09/30/17	$11,562	$11,479
10/31/17	$11,779	$11,695
11/30/17	$11,869	$11,790
12/31/17	$12,129	$12,053
01/31/18	$12,789	$12,725
02/28/18	$12,185	$12,125
03/31/18	$11,947	$11,911
04/30/18	$12,167	$12,101
05/31/18	$11,873	$11,821
06/30/18	$11,660	$11,599
07/31/18	$11,937	$11,877
08/31/18	$11,698	$11,628
09/30/18	$11,765	$11,681
10/31/18	$10,816	$10,731
11/30/18	$10,936	$10,833
12/31/18	$10,424	$10,342
01/31/19	$11,219	$11,124
02/28/19	$11,438	$11,341
03/31/19	$11,527	$11,409
04/30/19	$11,839	$11,710
05/31/19	$11,212	$11,081
06/30/19	$11,888	$11,749
07/31/19	$11,745	$11,607
08/31/19	$11,388	$11,248
09/30/19	$11,694	$11,538
10/31/19	$12,099	$11,940
11/30/19	$12,209	$12,045
12/31/19	$12,717	$12,567
01/31/20	$12,365	$12,229
02/29/20	$11,404	$11,263
03/31/20	$9,788	$9,632
04/30/20	$10,489	$10,362
05/31/20	$10,785	$10,701
06/30/20	$11,294	$11,185
07/31/20	$11,791	$11,683
08/31/20	$12,286	$12,183
09/30/20	$11,979	$11,884
10/31/20	$11,724	$11,628
11/30/20	$13,291	$13,193
12/31/20	$14,013	$13,906
01/31/21	$14,075	$13,936
02/28/21	$14,357	$14,212
03/31/21	$14,550	$14,391
04/30/21	$14,963	$14,815
05/31/21	$15,442	$15,278
06/30/21	$15,347	$15,179
07/31/21	$15,088	$14,929
08/31/21	$15,337	$15,213
09/30/21	$14,852	$14,726
10/31/21	$15,214	$15,077
11/30/21	$14,553	$14,399
12/31/21	$15,186	$14,994
01/31/22	$14,675	$14,441
02/28/22	$14,320	$14,155
03/31/22	$14,373	$14,178
04/30/22	$13,494	$13,288
05/31/22	$13,592	$13,383
06/30/22	$12,443	$12,232
07/31/22	$12,836	$12,650
08/31/22	$12,427	$12,243
09/30/22	$11,219	$11,020
10/31/22	$11,567	$11,349
11/30/22	$12,935	$12,689
12/31/22	$12,829	$12,594
01/31/23	$13,880	$13,615
02/28/23	$13,385	$13,137
03/31/23	$13,736	$13,459
04/30/23	$13,972	$13,692
05/31/23	$13,467	$13,195
06/30/23	$14,103	$13,787
07/31/23	$14,644	$14,347
08/31/23	$13,976	$13,699
09/30/23	$13,552	$13,266
10/31/23	$13,005	$12,719
11/30/23	$14,160	$13,864
12/31/23	$14,871	$14,560
01/31/24	$14,734	$14,416
02/29/24	$15,134	$14,781
03/31/24	$15,577	$15,243
04/30/24	$15,311	$14,969
05/31/24	$15,801	$15,404
06/30/24	$15,774	$15,389
07/31/24	$16,142	$15,745
08/31/24	$16,587	$16,194
09/30/24	$17,024	$16,630

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
CWI	25.62%	7.80%	5.46%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$1,683,986,135
Number of Portfolio Holdings	1,314
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,666,822

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	22.1%
Industrials	13.8%
Information Technology	12.9%
Consumer Discretionary	11.5%
Health Care	9.4%
Consumer Staples	7.4%
Materials	7.1%
Communication Services	5.6%
Energy	5.0%
Utilities	3.1%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	14.0%
China	8.4%
Canada	7.5%
United Kingdom	6.9%
France	6.2%
United States	5.8%
India	5.8%
Germany	5.5%
Taiwan	5.2%
Australia	4.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR CWI

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

EFAX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$23	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. The Fund's 26.20% return for the reporting period outperformed the MSCI EAFE Index's return of 24.80% due to the underperformance of Energy sector stocks. Energy was the only sector to post losses during the reporting period, returning -2.10%, and as a result the Fund's lack of holdings in Energy was the primary contributor to its relative outperformance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EFAX	MSCI All Country World ex USA Index	MSCI EAFE ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,976	$9,931	$9,957
11/30/16	$9,742	$9,701	$9,731
12/31/16	$10,057	$9,949	$10,038
01/31/17	$10,362	$10,302	$10,337
02/28/17	$10,550	$10,466	$10,517
03/31/17	$10,857	$10,731	$10,818
04/30/17	$11,164	$10,961	$11,127
05/31/17	$11,563	$11,317	$11,533
06/30/17	$11,556	$11,352	$11,530
07/31/17	$11,853	$11,770	$11,825
08/31/17	$11,813	$11,832	$11,796
09/30/17	$12,089	$12,051	$12,071
10/31/17	$12,254	$12,278	$12,237
11/30/17	$12,381	$12,378	$12,366
12/31/17	$12,538	$12,655	$12,526
01/31/18	$13,169	$13,359	$13,159
02/28/18	$12,590	$12,729	$12,579
03/31/18	$12,324	$12,505	$12,336
04/30/18	$12,567	$12,705	$12,552
05/31/18	$12,268	$12,411	$12,240
06/30/18	$12,099	$12,178	$12,073
07/31/18	$12,415	$12,469	$12,387
08/31/18	$12,216	$12,208	$12,187
09/30/18	$12,267	$12,264	$12,239
10/31/18	$11,284	$11,266	$11,256
11/30/18	$11,322	$11,373	$11,295
12/31/18	$10,736	$10,858	$10,708
01/31/19	$11,421	$11,679	$11,395
02/28/19	$11,714	$11,907	$11,689
03/31/19	$11,780	$11,978	$11,752
04/30/19	$12,152	$12,294	$12,123
05/31/19	$11,573	$11,634	$11,533
06/30/19	$12,239	$12,335	$12,211
07/31/19	$12,109	$12,186	$12,082
08/31/19	$11,851	$11,809	$11,824
09/30/19	$12,170	$12,113	$12,142
10/31/19	$12,638	$12,536	$12,611
11/30/19	$12,782	$12,646	$12,759
12/31/19	$13,190	$13,194	$13,168
01/31/20	$12,947	$12,840	$12,927
02/29/20	$11,813	$11,825	$11,793
03/31/20	$10,281	$10,113	$10,261
04/30/20	$10,990	$10,879	$10,967
05/31/20	$11,477	$11,235	$11,457
06/30/20	$11,867	$11,743	$11,853
07/31/20	$12,172	$12,266	$12,156
08/31/20	$12,796	$12,791	$12,783
09/30/20	$12,514	$12,477	$12,504
10/31/20	$12,036	$12,209	$12,024
11/30/20	$13,823	$13,851	$13,815
12/31/20	$14,446	$14,599	$14,441
01/31/21	$14,264	$14,631	$14,260
02/28/21	$14,519	$14,921	$14,516
03/31/21	$14,875	$15,109	$14,869
04/30/21	$15,360	$15,554	$15,349
05/31/21	$15,922	$16,041	$15,861
06/30/21	$15,691	$15,937	$15,686
07/31/21	$15,816	$15,674	$15,810
08/31/21	$16,118	$15,972	$16,116
09/30/21	$15,599	$15,461	$15,598
10/31/21	$15,972	$15,830	$15,970
11/30/21	$15,239	$15,117	$15,236
12/31/21	$15,997	$15,742	$16,000
01/31/22	$15,078	$15,162	$15,080
02/28/22	$14,745	$14,861	$14,747
03/31/22	$14,779	$14,885	$14,779
04/30/22	$13,818	$13,950	$13,808
05/31/22	$13,840	$14,051	$13,825
06/30/22	$12,609	$12,842	$12,588
07/31/22	$13,281	$13,281	$13,265
08/31/22	$12,579	$12,854	$12,562
09/30/22	$11,384	$11,570	$11,365
10/31/22	$11,971	$11,915	$11,958
11/30/22	$13,277	$13,322	$13,270
12/31/22	$13,299	$13,222	$13,289
01/31/23	$14,419	$14,295	$14,415
02/28/23	$14,111	$13,793	$14,108
03/31/23	$14,499	$14,130	$14,496
04/30/23	$14,904	$14,376	$14,898
05/31/23	$14,326	$13,853	$14,304
06/30/23	$14,921	$14,474	$14,911
07/31/23	$15,380	$15,063	$15,372
08/31/23	$14,765	$14,383	$14,757
09/30/23	$14,187	$13,928	$14,177
10/31/23	$13,582	$13,354	$13,570
11/30/23	$14,913	$14,556	$14,908
12/31/23	$15,722	$15,287	$15,720
01/31/24	$15,860	$15,135	$15,862
02/29/24	$16,202	$15,518	$16,211
03/31/24	$16,683	$16,003	$16,709
04/30/24	$16,193	$15,716	$16,190
05/31/24	$16,854	$16,172	$16,850
06/30/24	$16,621	$16,157	$16,614
07/31/24	$17,138	$16,531	$17,134
08/31/24	$17,748	$17,002	$17,748
09/30/24	$17,904	$17,460	$17,906

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/24/16
EFAX	26.20%	8.03%	7.61%
MSCI All Country World ex USA Index	25.35%	7.59%	7.28%
MSCI EAFE ex Fossil Fuels Index	26.30%	8.08%	7.62%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$292,908,043
Number of Portfolio Holdings	701
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$517,525

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	22.3%
Industrials	17.1%
Health Care	14.3%
Consumer Discretionary	11.9%
Consumer Staples	9.5%
Information Technology	9.4%
Materials	5.0%
Communication Services	4.6%
Utilities	2.9%
Real Estate	2.3%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.3%
United Kingdom	11.7%
Germany	9.5%
France	9.2%
United States	7.7%
Switzerland	7.2%
Australia	5.9%
Netherlands	4.7%
Denmark	3.6%
Sweden	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EFAX

SPDR MSCI EAFE StrategicFactors ETF

QEFA

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE StrategicFactors ETF	$33	0.30%

How did the Fund perform last year and what affected its performance?

Equities witnessed a strong start to 2024 as the ‘everything rally’ that began in the fourth calendar quarter of 2023 continued. However these returns moderated in the second calendar quarter of 2024. Business activities, which had seen solid momentum in April and May, slowed down in June. This was driven by weaker expansions of output in the Eurozone, as well as a contraction in Japan. The global economy showed signs of resilience in Q3 2024, with growth in the services sector offsetting weakness in manufacturing. The European Central Bank (ECB) delivered its second rate cut in September 2024, taking interest rates to 3.5%, while the Bank of England (BoE) embarked on its own easing cycle with a 25-bps cut at its August meeting.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QEFA	MSCI All Country World ex USA Index	MSCI EAFE Factor Mix A-Series Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,931	$9,901	$9,939
11/30/14	$10,039	$9,973	$10,050
12/31/14	$9,739	$9,613	$9,748
01/31/15	$9,892	$9,599	$9,910
02/28/15	$10,379	$10,112	$10,408
03/31/15	$10,201	$9,949	$10,238
04/30/15	$10,641	$10,451	$10,671
05/31/15	$10,565	$10,288	$10,595
06/30/15	$10,266	$10,001	$10,295
07/31/15	$10,560	$9,973	$10,592
08/31/15	$9,842	$9,211	$9,871
09/30/15	$9,466	$8,784	$9,497
10/31/15	$10,138	$9,438	$10,181
11/30/15	$9,965	$9,243	$10,008
12/31/15	$9,913	$9,069	$9,954
01/31/16	$9,348	$8,452	$9,376
02/29/16	$9,289	$8,355	$9,311
03/31/16	$9,855	$9,035	$9,875
04/30/16	$10,113	$9,272	$10,128
05/31/16	$10,028	$9,116	$10,039
06/30/16	$9,821	$8,976	$9,806
07/31/16	$10,228	$9,420	$10,227
08/31/16	$10,122	$9,480	$10,134
09/30/16	$10,243	$9,597	$10,260
10/31/16	$9,903	$9,459	$9,930
11/30/16	$9,655	$9,240	$9,689
12/31/16	$9,943	$9,476	$9,977
01/31/17	$10,222	$9,812	$10,259
02/28/17	$10,408	$9,969	$10,439
03/31/17	$10,680	$10,221	$10,712
04/30/17	$10,954	$10,440	$10,984
05/31/17	$11,445	$10,779	$11,478
06/30/17	$11,377	$10,812	$11,421
07/31/17	$11,626	$11,211	$11,669
08/31/17	$11,661	$11,270	$11,719
09/30/17	$11,874	$11,479	$11,920
10/31/17	$12,014	$11,695	$12,056
11/30/17	$12,161	$11,790	$12,211
12/31/17	$12,317	$12,053	$12,368
01/31/18	$12,829	$12,725	$12,872
02/28/18	$12,322	$12,125	$12,362
03/31/18	$12,197	$11,911	$12,245
04/30/18	$12,445	$12,101	$12,472
05/31/18	$12,243	$11,821	$12,264
06/30/18	$12,107	$11,599	$12,124
07/31/18	$12,421	$11,877	$12,449
08/31/18	$12,263	$11,628	$12,300
09/30/18	$12,342	$11,681	$12,372
10/31/18	$11,447	$10,731	$11,468
11/30/18	$11,512	$10,833	$11,533
12/31/18	$11,055	$10,342	$11,068
01/31/19	$11,693	$11,124	$11,718
02/28/19	$11,999	$11,341	$12,028
03/31/19	$12,130	$11,409	$12,153
04/30/19	$12,338	$11,710	$12,365
05/31/19	$11,902	$11,081	$11,908
06/30/19	$12,562	$11,749	$12,570
07/31/19	$12,412	$11,607	$12,414
08/31/19	$12,233	$11,248	$12,225
09/30/19	$12,514	$11,538	$12,513
10/31/19	$12,971	$11,940	$12,982
11/30/19	$13,094	$12,045	$13,111
12/31/19	$13,474	$12,567	$13,488
01/31/20	$13,313	$12,229	$13,328
02/29/20	$12,170	$11,263	$12,182
03/31/20	$10,834	$9,632	$10,823
04/30/20	$11,430	$10,362	$11,434
05/31/20	$11,805	$10,701	$11,816
06/30/20	$12,095	$11,185	$12,116
07/31/20	$12,288	$11,683	$12,307
08/31/20	$12,883	$12,183	$12,909
09/30/20	$12,600	$11,884	$12,629
10/31/20	$12,134	$11,628	$12,164
11/30/20	$13,827	$13,193	$13,863
12/31/20	$14,404	$13,906	$14,437
01/31/21	$14,239	$13,936	$14,280
02/28/21	$14,398	$14,212	$14,435
03/31/21	$14,786	$14,391	$14,820
04/30/21	$15,186	$14,815	$15,221
05/31/21	$15,783	$15,278	$15,763
06/30/21	$15,687	$15,179	$15,722
07/31/21	$15,922	$14,929	$15,963
08/31/21	$16,234	$15,213	$16,281
09/30/21	$15,696	$14,726	$15,736
10/31/21	$16,038	$15,077	$16,081
11/30/21	$15,422	$14,399	$15,465
12/31/21	$16,186	$14,994	$16,237
01/31/22	$15,375	$14,441	$15,427
02/28/22	$15,203	$14,155	$15,261
03/31/22	$15,333	$14,178	$15,384
04/30/22	$14,433	$13,288	$14,466
05/31/22	$14,418	$13,383	$14,448
06/30/22	$13,244	$12,232	$13,267
07/31/22	$13,883	$12,650	$13,915
08/31/22	$13,186	$12,243	$13,210
09/30/22	$12,041	$11,020	$12,059
10/31/22	$12,529	$11,349	$12,552
11/30/22	$13,854	$12,689	$13,888
12/31/22	$13,927	$12,594	$13,962
01/31/23	$14,897	$13,615	$14,947
02/28/23	$14,531	$13,137	$14,584
03/31/23	$14,991	$13,459	$15,047
04/30/23	$15,439	$13,692	$15,494
05/31/23	$14,792	$13,195	$14,833
06/30/23	$15,363	$13,787	$15,414
07/31/23	$15,840	$14,347	$15,898
08/31/23	$15,323	$13,699	$15,382
09/30/23	$14,864	$13,266	$14,921
10/31/23	$14,344	$12,719	$14,393
11/30/23	$15,544	$13,864	$15,606
12/31/23	$16,332	$14,560	$16,399
01/31/24	$16,393	$14,416	$16,462
02/29/24	$16,554	$14,781	$16,628
03/31/24	$16,975	$15,243	$17,070
04/30/24	$16,616	$14,969	$16,682
05/31/24	$17,222	$15,404	$17,285
06/30/24	$16,973	$15,389	$17,029
07/31/24	$17,575	$15,745	$17,640
08/31/24	$18,255	$16,194	$18,328
09/30/24	$18,315	$16,630	$18,386

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QEFA	23.22%	7.92%	6.24%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
MSCI EAFE Factor Mix A-Series Index	23.22%	8.00%	6.28%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$983,828,623
Number of Portfolio Holdings	663
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,218

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	18.9%
Industrials	15.8%
Health Care	15.4%
Consumer Staples	11.5%
Consumer Discretionary	10.2%
Information Technology	6.9%
Materials	6.2%
Communication Services	5.5%
Utilities	3.8%
Energy	3.7%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.1%
United Kingdom	11.3%
United States	10.0%
Switzerland	8.5%
France	7.6%
Germany	6.9%
Australia	5.7%
Netherlands	4.6%
Spain	3.1%
Denmark	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR QEFA

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

EEMX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$35	0.31%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. The Fund slightly underperformed the MSCI Emerging Markets Index over the reporting period, which returned 26.05%. The exclusion of many stocks from the underperforming Energy sector pushed the Fund towards relative outperformance, but slight differences in the Fund's holdings detracted.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EEMX	MSCI All Country World ex USA Index	MSCI Emerging Markets ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,868	$9,931	$9,863
11/30/16	$9,424	$9,701	$9,384
12/31/16	$9,391	$9,949	$9,370
01/31/17	$9,928	$10,302	$9,903
02/28/17	$10,262	$10,466	$10,243
03/31/17	$10,523	$10,731	$10,507
04/30/17	$10,744	$10,961	$10,750
05/31/17	$11,110	$11,317	$11,117
06/30/17	$11,243	$11,352	$11,256
07/31/17	$11,919	$11,770	$11,922
08/31/17	$12,154	$11,832	$12,179
09/30/17	$12,102	$12,051	$12,102
10/31/17	$12,496	$12,278	$12,509
11/30/17	$12,539	$12,378	$12,550
12/31/17	$12,993	$12,655	$12,988
01/31/18	$14,018	$13,359	$14,035
02/28/18	$13,365	$12,729	$13,361
03/31/18	$13,063	$12,505	$13,118
04/30/18	$13,023	$12,705	$13,036
05/31/18	$12,520	$12,411	$12,560
06/30/18	$12,041	$12,178	$12,028
07/31/18	$12,292	$12,469	$12,247
08/31/18	$11,926	$12,208	$11,894
09/30/18	$11,811	$12,264	$11,761
10/31/18	$10,768	$11,266	$10,691
11/30/18	$11,233	$11,373	$11,179
12/31/18	$10,929	$10,858	$10,905
01/31/19	$11,857	$11,679	$11,848
02/28/19	$11,867	$11,907	$11,877
03/31/19	$11,955	$11,978	$11,965
04/30/19	$12,225	$12,294	$12,239
05/31/19	$11,332	$11,634	$11,298
06/30/19	$12,033	$12,335	$12,018
07/31/19	$11,908	$12,186	$11,885
08/31/19	$11,335	$11,809	$11,319
09/30/19	$11,501	$12,113	$11,509
10/31/19	$11,964	$12,536	$11,965
11/30/19	$11,970	$12,646	$11,980
12/31/19	$12,834	$13,194	$12,892
01/31/20	$12,245	$12,840	$12,330
02/29/20	$11,776	$11,825	$11,779
03/31/20	$10,067	$10,113	$10,061
04/30/20	$10,910	$10,879	$10,955
05/31/20	$10,924	$11,235	$10,996
06/30/20	$11,760	$11,743	$11,838
07/31/20	$12,842	$12,266	$12,932
08/31/20	$13,123	$12,791	$13,246
09/30/20	$12,949	$12,477	$13,072
10/31/20	$13,300	$12,209	$13,423
11/30/20	$14,387	$13,851	$14,567
12/31/20	$15,413	$14,599	$15,615
01/31/21	$15,943	$14,631	$16,154
02/28/21	$16,021	$14,921	$16,245
03/31/21	$15,739	$15,109	$15,953
04/30/21	$16,131	$15,554	$16,353
05/31/21	$16,245	$16,041	$16,668
06/30/21	$16,421	$15,937	$16,662
07/31/21	$15,319	$15,674	$15,501
08/31/21	$15,694	$15,972	$15,890
09/30/21	$15,021	$15,461	$15,175
10/31/21	$15,205	$15,830	$15,358
11/30/21	$14,610	$15,117	$14,764
12/31/21	$14,863	$15,742	$15,005
01/31/22	$14,637	$15,162	$14,691
02/28/22	$14,238	$14,861	$14,324
03/31/22	$14,057	$14,885	$14,058
04/30/22	$13,276	$13,950	$13,244
05/31/22	$13,291	$14,051	$13,281
06/30/22	$12,447	$12,842	$12,441
07/31/22	$12,375	$13,281	$12,391
08/31/22	$12,395	$12,854	$12,405
09/30/22	$10,926	$11,570	$10,917
10/31/22	$10,570	$11,915	$10,550
11/30/22	$12,140	$13,322	$12,150
12/31/22	$11,980	$13,222	$12,011
01/31/23	$12,990	$14,295	$13,005
02/28/23	$12,140	$13,793	$12,153
03/31/23	$12,538	$14,130	$12,530
04/30/23	$12,323	$14,375	$12,329
05/31/23	$12,126	$13,853	$12,130
06/30/23	$12,557	$14,474	$12,568
07/31/23	$13,324	$15,063	$13,353
08/31/23	$12,492	$14,383	$12,499
09/30/23	$12,151	$13,928	$12,134
10/31/23	$11,697	$13,354	$11,662
11/30/23	$12,631	$14,556	$12,616
12/31/23	$13,084	$15,287	$13,093
01/31/24	$12,371	$15,135	$12,409
02/29/24	$12,978	$15,518	$13,020
03/31/24	$13,279	$16,003	$13,372
04/30/24	$13,339	$15,716	$13,400
05/31/24	$13,419	$16,172	$13,476
06/30/24	$13,963	$16,157	$14,031
07/31/24	$13,996	$16,531	$14,085
08/31/24	$14,208	$17,002	$14,308
09/30/24	$15,261	$17,460	$15,342

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/24/16
EEMX	25.60%	5.82%	5.47%
MSCI All Country World ex USA Index	25.35%	7.59%	7.28%
MSCI Emerging Markets ex Fossil Fuels Index	26.44%	5.92%	5.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$85,659,790
Number of Portfolio Holdings	627
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$236,882

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	24.5%
Financials	24.4%
Consumer Discretionary	15.2%
Communication Services	10.1%
Materials	6.8%
Industrials	6.3%
Consumer Staples	6.0%
Health Care	3.8%
Utilities	1.8%
Real Estate	1.4%

Top Ten Countries

Country	% Value of Total Net Assets
China	29.0%
Taiwan	19.3%
India	17.6%
South Korea	11.1%
Brazil	3.7%
Saudi Arabia	3.6%
South Africa	3.2%
Mexico	2.1%
Indonesia	1.6%
Malaysia	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EEMX

SPDR MSCI Emerging Markets StrategicFactors ETF

QEMM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets StrategicFactors ETF	$35	0.31%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. The MSCI Emerging Markets Index produced a 26.05% return during the reporting period. While the quality factor outperformed in Emerging Markets, both value and low volatility factors were weaker. Ultimately, the Fund's underperformance was primarily driven by its exposure to the lowest volatility securities, which produced very weak relative returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QEMM	MSCI All Country World ex USA Index	MSCI Emerging Markets Factor Mix A-Series Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,140	$9,901	$10,118
11/30/14	$10,023	$9,973	$9,997
12/31/14	$9,549	$9,613	$9,576
01/31/15	$9,618	$9,599	$9,671
02/28/15	$9,887	$10,112	$9,949
03/31/15	$9,793	$9,949	$9,873
04/30/15	$10,443	$10,451	$10,524
05/31/15	$10,004	$10,288	$10,075
06/30/15	$9,764	$10,001	$9,842
07/31/15	$9,204	$9,973	$9,298
08/31/15	$8,422	$9,211	$8,495
09/30/15	$8,171	$8,784	$8,253
10/31/15	$8,707	$9,438	$8,800
11/30/15	$8,324	$9,243	$8,407
12/31/15	$8,161	$9,069	$8,266
01/31/16	$7,746	$8,452	$7,825
02/29/16	$7,722	$8,355	$7,803
03/31/16	$8,638	$9,035	$8,747
04/30/16	$8,721	$9,272	$8,823
05/31/16	$8,411	$9,116	$8,507
06/30/16	$8,727	$8,976	$8,834
07/31/16	$9,083	$9,420	$9,212
08/31/16	$9,263	$9,480	$9,396
09/30/16	$9,397	$9,597	$9,533
10/31/16	$9,365	$9,459	$9,506
11/30/16	$8,944	$9,240	$9,070
12/31/16	$8,926	$9,476	$9,076
01/31/17	$9,295	$9,812	$9,444
02/28/17	$9,583	$9,969	$9,745
03/31/17	$9,818	$10,221	$9,982
04/30/17	$9,985	$10,440	$10,149
05/31/17	$10,235	$10,779	$10,419
06/30/17	$10,311	$10,812	$10,486
07/31/17	$10,749	$11,211	$10,939
08/31/17	$10,950	$11,270	$11,139
09/30/17	$10,844	$11,479	$11,028
10/31/17	$11,127	$11,695	$11,328
11/30/17	$11,172	$11,790	$11,375
12/31/17	$11,617	$12,053	$11,848
01/31/18	$12,394	$12,725	$12,644
02/28/18	$11,912	$12,125	$12,151
03/31/18	$11,756	$11,911	$12,014
04/30/18	$11,700	$12,101	$11,948
05/31/18	$11,345	$11,821	$11,582
06/30/18	$10,881	$11,599	$11,118
07/31/18	$11,151	$11,877	$11,399
08/31/18	$10,937	$11,628	$11,193
09/30/18	$10,869	$11,681	$11,128
10/31/18	$10,051	$10,731	$10,284
11/30/18	$10,439	$10,833	$10,685
12/31/18	$10,209	$10,342	$10,480
01/31/19	$10,960	$11,124	$11,247
02/28/19	$10,961	$11,341	$11,252
03/31/19	$11,009	$11,409	$11,313
04/30/19	$11,229	$11,710	$11,543
05/31/19	$10,553	$11,081	$10,828
06/30/19	$11,097	$11,749	$11,393
07/31/19	$11,009	$11,607	$11,308
08/31/19	$10,581	$11,248	$10,864
09/30/19	$10,812	$11,538	$11,116
10/31/19	$11,193	$11,940	$11,512
11/30/19	$11,020	$12,045	$11,324
12/31/19	$11,660	$12,567	$12,009
01/31/20	$11,045	$12,229	$11,449
02/29/20	$10,455	$11,263	$10,769
03/31/20	$8,993	$9,632	$9,256
04/30/20	$9,796	$10,362	$10,100
05/31/20	$9,775	$10,701	$10,069
06/30/20	$10,252	$11,185	$10,554
07/31/20	$10,967	$11,683	$11,317
08/31/20	$11,101	$12,183	$11,461
09/30/20	$10,940	$11,884	$11,296
10/31/20	$11,025	$11,628	$11,404
11/30/20	$12,040	$13,193	$12,459
12/31/20	$12,880	$13,906	$13,364
01/31/21	$13,075	$13,936	$13,559
02/28/21	$13,209	$14,212	$13,693
03/31/21	$13,364	$14,391	$13,871
04/30/21	$13,595	$14,815	$14,121
05/31/21	$13,942	$15,278	$14,602
06/30/21	$13,942	$15,179	$14,474
07/31/21	$13,342	$14,929	$13,867
08/31/21	$13,786	$15,213	$14,366
09/30/21	$13,483	$14,726	$14,050
10/31/21	$13,475	$15,077	$14,037
11/30/21	$13,176	$14,399	$13,719
12/31/21	$13,660	$14,994	$14,268
01/31/22	$13,400	$14,441	$13,975
02/28/22	$13,218	$14,155	$13,877
03/31/22	$13,073	$14,178	$13,659
04/30/22	$12,395	$13,288	$12,946
05/31/22	$12,363	$13,383	$12,906
06/30/22	$11,514	$12,232	$12,002
07/31/22	$11,574	$12,650	$12,080
08/31/22	$11,498	$12,243	$12,033
09/30/22	$10,473	$11,020	$10,936
10/31/22	$10,296	$11,349	$10,744
11/30/22	$11,503	$12,689	$12,036
12/31/22	$11,282	$12,594	$11,817
01/31/23	$11,964	$13,615	$12,516
02/28/23	$11,428	$13,137	$11,953
03/31/23	$11,714	$13,459	$12,258
04/30/23	$11,733	$13,692	$12,290
05/31/23	$11,487	$13,195	$12,054
06/30/23	$11,780	$13,787	$12,388
07/31/23	$12,308	$14,347	$12,952
08/31/23	$11,758	$13,699	$12,382
09/30/23	$11,628	$13,266	$12,247
10/31/23	$11,279	$12,719	$11,873
11/30/23	$12,127	$13,864	$12,790
12/31/23	$12,596	$14,560	$13,338
01/31/24	$12,198	$14,416	$12,900
02/29/24	$12,729	$14,781	$13,456
03/31/24	$12,741	$15,243	$13,482
04/30/24	$12,726	$14,969	$13,441
05/31/24	$12,879	$15,404	$13,600
06/30/24	$13,240	$15,389	$14,016
07/31/24	$13,404	$15,745	$14,197
08/31/24	$13,615	$16,194	$14,440
09/30/24	$14,329	$16,630	$15,224

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QEMM	23.23%	5.79%	3.66%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
MSCI Emerging Markets Factor Mix A-Series Index	24.30%	6.49%	4.29%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$49,341,552
Number of Portfolio Holdings	890
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$138,889

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	21.7%
Financials	21.5%
Consumer Staples	10.6%
Consumer Discretionary	10.6%
Communication Services	8.0%
Industrials	7.2%
Materials	6.9%
Energy	5.1%
Health Care	5.1%
Utilities	3.0%

Top Ten Countries

Country	% Value of Total Net Assets
China	24.2%
India	24.1%
Taiwan	14.6%
South Korea	7.6%
Saudi Arabia	5.5%
Brazil	5.0%
Thailand	2.7%
Indonesia	2.3%
Malaysia	2.2%
South Africa	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR QEMM

SPDR MSCI World StrategicFactors ETF

QWLD

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI World StrategicFactors ETF	$36	0.31%

How did the Fund perform last year and what affected its performance?

The Index posted positive returns year to date as of September 2024. However, the Index underperformed the MSCI World Index for the same time period. The Index experienced positive returns in all four quarters, and it recorded its best return in Q4 2023.

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QWLD	MSCI ACWI IMI Index	MSCI World Factor Mix A-Series Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,162	$10,079	$10,163
11/30/14	$10,373	$10,228	$10,361
12/31/14	$10,252	$10,059	$10,233
01/31/15	$10,169	$9,903	$10,149
02/28/15	$10,667	$10,457	$10,643
03/31/15	$10,514	$10,319	$10,490
04/30/15	$10,710	$10,602	$10,694
05/31/15	$10,726	$10,609	$10,702
06/30/15	$10,480	$10,374	$10,449
07/31/15	$10,735	$10,435	$10,692
08/31/15	$10,117	$9,735	$10,065
09/30/15	$9,875	$9,379	$9,829
10/31/15	$10,607	$10,089	$10,566
11/30/15	$10,536	$10,026	$10,497
12/31/15	$10,442	$9,839	$10,393
01/31/16	$10,016	$9,223	$9,952
02/29/16	$10,069	$9,175	$9,993
03/31/16	$10,703	$9,869	$10,631
04/30/16	$10,809	$10,025	$10,738
05/31/16	$10,830	$10,045	$10,756
06/30/16	$10,879	$9,973	$10,784
07/31/16	$11,279	$10,417	$11,188
08/31/16	$11,188	$10,452	$11,102
09/30/16	$11,235	$10,528	$11,148
10/31/16	$10,978	$10,325	$10,887
11/30/16	$11,041	$10,437	$10,952
12/31/16	$11,312	$10,662	$11,216
01/31/17	$11,537	$10,951	$11,437
02/28/17	$11,910	$11,252	$11,806
03/31/17	$12,017	$11,386	$11,911
04/30/17	$12,173	$11,569	$12,074
05/31/17	$12,471	$11,800	$12,384
06/30/17	$12,446	$11,869	$12,361
07/31/17	$12,697	$12,195	$12,609
08/31/17	$12,757	$12,238	$12,674
09/30/17	$12,980	$12,500	$12,888
10/31/17	$13,248	$12,753	$13,150
11/30/17	$13,587	$13,003	$13,488
12/31/17	$13,743	$13,215	$13,629
01/31/18	$14,356	$13,928	$14,228
02/28/18	$13,797	$13,346	$13,669
03/31/18	$13,589	$13,097	$13,475
04/30/18	$13,663	$13,219	$13,533
05/31/18	$13,747	$13,272	$13,611
06/30/18	$13,745	$13,192	$13,614
07/31/18	$14,207	$13,557	$14,072
08/31/18	$14,427	$13,682	$14,284
09/30/18	$14,529	$13,704	$14,384
10/31/18	$13,621	$12,632	$13,494
11/30/18	$13,813	$12,810	$13,682
12/31/18	$12,859	$11,883	$12,737
01/31/19	$13,746	$12,850	$13,616
02/28/19	$14,201	$13,208	$14,065
03/31/19	$14,441	$13,344	$14,299
04/30/19	$14,847	$13,785	$14,702
05/31/19	$14,155	$12,960	$14,011
06/30/19	$15,001	$13,793	$14,862
07/31/19	$15,100	$13,835	$14,963
08/31/19	$14,944	$13,486	$14,807
09/30/19	$15,254	$13,769	$15,113
10/31/19	$15,630	$14,148	$15,479
11/30/19	$15,971	$14,501	$15,826
12/31/19	$16,414	$15,015	$16,263
01/31/20	$16,395	$14,816	$16,243
02/29/20	$15,035	$13,604	$14,886
03/31/20	$13,296	$11,646	$13,137
04/30/20	$14,502	$12,928	$14,341
05/31/20	$15,104	$13,523	$14,931
06/30/20	$15,286	$13,955	$15,115
07/31/20	$15,816	$14,680	$15,634
08/31/20	$16,633	$15,569	$16,450
09/30/20	$16,150	$15,086	$15,984
10/31/20	$15,662	$14,760	$15,493
11/30/20	$17,488	$16,629	$17,307
12/31/20	$18,081	$17,455	$17,890
01/31/21	$17,802	$17,424	$17,625
02/28/21	$18,168	$17,888	$17,977
03/31/21	$18,990	$18,351	$18,791
04/30/21	$19,697	$19,148	$19,490
05/31/21	$20,183	$19,434	$19,941
06/30/21	$20,385	$19,668	$20,179
07/31/21	$20,831	$19,768	$20,628
08/31/21	$21,315	$20,257	$21,106
09/30/21	$20,373	$19,449	$20,160
10/31/21	$21,308	$20,395	$21,096
11/30/21	$20,864	$19,848	$20,652
12/31/21	$21,932	$20,636	$21,712
01/31/22	$20,889	$19,565	$20,689
02/28/22	$20,387	$19,117	$20,190
03/31/22	$21,048	$19,507	$20,831
04/30/22	$19,677	$17,958	$19,463
05/31/22	$19,745	$17,969	$19,519
06/30/22	$18,319	$16,419	$18,099
07/31/22	$19,390	$17,591	$19,165
08/31/22	$18,621	$16,967	$18,380
09/30/22	$17,065	$15,329	$16,834
10/31/22	$18,225	$16,272	$17,985
11/30/22	$19,582	$17,511	$19,322
12/31/22	$18,996	$16,838	$18,726
01/31/23	$19,965	$18,078	$19,694
02/28/23	$19,417	$17,576	$19,138
03/31/23	$20,112	$18,008	$19,824
04/30/23	$20,584	$18,238	$20,286
05/31/23	$20,228	$18,018	$19,925
06/30/23	$21,234	$19,068	$20,915
07/31/23	$21,853	$19,798	$21,529
08/31/23	$21,460	$19,229	$21,130
09/30/23	$20,716	$18,420	$20,396
10/31/23	$20,250	$17,806	$19,934
11/30/23	$21,824	$19,452	$21,464
12/31/23	$22,770	$20,472	$22,396
01/31/24	$23,186	$20,518	$22,805
02/29/24	$23,903	$21,376	$23,511
03/31/24	$24,669	$22,052	$24,271
04/30/24	$23,812	$21,303	$23,411
05/31/24	$24,796	$22,166	$24,370
06/30/24	$25,048	$22,577	$24,621
07/31/24	$25,714	$23,041	$25,276
08/31/24	$26,640	$23,579	$26,186
09/30/24	$26,802	$24,122	$26,344

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QWLD	29.37%	11.93%	10.36%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
MSCI World Factor Mix A-Series Index	29.16%	11.75%	10.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$141,671,148
Number of Portfolio Holdings	1,399
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$342,428

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	20.6%
Financials	16.6%
Health Care	14.8%
Industrials	10.5%
Communication Services	10.4%
Consumer Staples	9.5%
Consumer Discretionary	6.7%
Energy	3.4%
Utilities	3.3%
Materials	3.0%

Top Ten Countries

Country	% Value of Total Net Assets
United States	68.2%
Japan	7.4%
Canada	3.0%
United Kingdom	2.7%
Switzerland	2.6%
Germany	2.3%
France	2.1%
Netherlands	1.6%
Australia	1.6%
Spain	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR QWLD

SPDR Portfolio Developed World ex-US ETF

SPDW

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Developed World ex-US ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

The global economy showed signs of resilience during the reporting period, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand, the rate of expansion slowed. There was notable divergence among the main economies: the United States, Japan, and the United Kingdom all experienced growth, while Eurozone, Canada, and China showed signs of stagnation or contraction. The labor market exhibited signs of cooling, and inflation continued to decline. Ongoing geopolitical issues, particularly in Eastern Europe and Asia, continue to create uncertainty, impacting trade and investment flows. Japan, United Kingdom and Canada were the top contributors to the Fund's return. From a sector perspective, financials, industrials, and information technology were the top contributors to the Fund's performance, while energy, real estate and utilities were the bottom contributors. ASML Holding, SAP SE, and Novo Nordisk were the top contributing companies to the Fund's performance. Nestle, BP and Bayer were the bottom contributors to the Fund's return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPDW	MSCI All Country World ex USA Index	S&P Developed ex-U.S. BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,832	$9,901	$9,824
11/30/14	$9,927	$9,973	$9,913
12/31/14	$9,632	$9,613	$9,623
01/31/15	$9,637	$9,599	$9,605
02/28/15	$10,195	$10,112	$10,157
03/31/15	$10,052	$9,949	$10,020
04/30/15	$10,505	$10,451	$10,481
05/31/15	$10,423	$10,288	$10,399
06/30/15	$10,152	$10,001	$10,123
07/31/15	$10,250	$9,973	$10,213
08/31/15	$9,535	$9,211	$9,519
09/30/15	$9,086	$8,784	$9,084
10/31/15	$9,761	$9,438	$9,747
11/30/15	$9,618	$9,243	$9,608
12/31/15	$9,458	$9,069	$9,466
01/31/16	$8,794	$8,452	$8,810
02/29/16	$8,685	$8,355	$8,701
03/31/16	$9,306	$9,035	$9,331
04/30/16	$9,596	$9,272	$9,620
05/31/16	$9,491	$9,116	$9,519
06/30/16	$9,226	$8,976	$9,242
07/31/16	$9,686	$9,420	$9,713
08/31/16	$9,693	$9,480	$9,716
09/30/16	$9,823	$9,597	$9,856
10/31/16	$9,620	$9,459	$9,638
11/30/16	$9,453	$9,240	$9,463
12/31/16	$9,731	$9,476	$9,746
01/31/17	$10,050	$9,812	$10,061
02/28/17	$10,187	$9,969	$10,203
03/31/17	$10,449	$10,221	$10,459
04/30/17	$10,683	$10,440	$10,694
05/31/17	$11,050	$10,779	$11,075
06/30/17	$11,072	$10,812	$11,096
07/31/17	$11,400	$11,211	$11,431
08/31/17	$11,378	$11,270	$11,429
09/30/17	$11,665	$11,479	$11,717
10/31/17	$11,880	$11,695	$11,923
11/30/17	$11,999	$11,790	$12,058
12/31/17	$12,215	$12,053	$12,291
01/31/18	$12,789	$12,725	$12,862
02/28/18	$12,202	$12,125	$12,264
03/31/18	$12,006	$11,911	$12,089
04/30/18	$12,287	$12,101	$12,348
05/31/18	$12,066	$11,821	$12,129
06/30/18	$11,903	$11,599	$11,945
07/31/18	$12,148	$11,877	$12,174
08/31/18	$11,956	$11,628	$11,996
09/30/18	$12,048	$11,681	$12,072
10/31/18	$11,035	$10,731	$11,033
11/30/18	$11,051	$10,833	$11,049
12/31/18	$10,477	$10,342	$10,469
01/31/19	$11,246	$11,124	$11,243
02/28/19	$11,498	$11,341	$11,503
03/31/19	$11,538	$11,409	$11,533
04/30/19	$11,843	$11,710	$11,834
05/31/19	$11,269	$11,081	$11,245
06/30/19	$11,925	$11,749	$11,894
07/31/19	$11,772	$11,607	$11,736
08/31/19	$11,469	$11,248	$11,439
09/30/19	$11,817	$11,538	$11,769
10/31/19	$12,216	$11,940	$12,180
11/30/19	$12,377	$12,045	$12,335
12/31/19	$12,806	$12,567	$12,783
01/31/20	$12,529	$12,229	$12,501
02/29/20	$11,416	$11,263	$11,377
03/31/20	$9,806	$9,632	$9,739
04/30/20	$10,532	$10,362	$10,493
05/31/20	$11,001	$10,701	$10,988
06/30/20	$11,379	$11,185	$11,360
07/31/20	$11,699	$11,683	$11,702
08/31/20	$12,354	$12,183	$12,342
09/30/20	$12,071	$11,884	$12,062
10/31/20	$11,639	$11,628	$11,630
11/30/20	$13,428	$13,193	$13,403
12/31/20	$14,118	$13,906	$14,135
01/31/21	$14,030	$13,936	$14,017
02/28/21	$14,381	$14,212	$14,366
03/31/21	$14,728	$14,391	$14,688
04/30/21	$15,200	$14,815	$15,168
05/31/21	$15,720	$15,278	$15,629
06/30/21	$15,528	$15,179	$15,496
07/31/21	$15,561	$14,929	$15,556
08/31/21	$15,825	$15,213	$15,827
09/30/21	$15,367	$14,726	$15,345
10/31/21	$15,752	$15,077	$15,726
11/30/21	$14,976	$14,399	$14,946
12/31/21	$15,696	$14,994	$15,672
01/31/22	$14,897	$14,441	$14,835
02/28/22	$14,695	$14,155	$14,633
03/31/22	$14,844	$14,178	$14,778
04/30/22	$13,856	$13,288	$13,775
05/31/22	$13,961	$13,383	$13,859
06/30/22	$12,555	$12,232	$12,477
07/31/22	$13,210	$12,650	$13,139
08/31/22	$12,626	$12,243	$12,560
09/30/22	$11,361	$11,020	$11,288
10/31/22	$11,969	$11,349	$11,888
11/30/22	$13,249	$12,689	$13,149
12/31/22	$13,172	$12,594	$13,084
01/31/23	$14,271	$13,615	$14,164
02/28/23	$13,910	$13,137	$13,795
03/31/23	$14,196	$13,459	$14,080
04/30/23	$14,546	$13,692	$14,412
05/31/23	$13,997	$13,195	$13,861
06/30/23	$14,636	$13,787	$14,475
07/31/23	$15,160	$14,347	$14,996
08/31/23	$14,564	$13,699	$14,406
09/30/23	$14,053	$13,266	$13,887
10/31/23	$13,411	$12,719	$13,243
11/30/23	$14,707	$13,864	$14,532
12/31/23	$15,527	$14,560	$15,370
01/31/24	$15,497	$14,416	$15,320
02/29/24	$15,782	$14,781	$15,608
03/31/24	$16,321	$15,243	$16,156
04/30/24	$15,903	$14,969	$15,698
05/31/24	$16,480	$15,404	$16,249
06/30/24	$16,250	$15,389	$16,016
07/31/24	$16,790	$15,745	$16,553
08/31/24	$17,252	$16,194	$17,011
09/30/24	$17,465	$16,630	$17,214

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPDW	24.28%	8.13%	5.73%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Developed ex-U.S. BMI Index	23.96%	7.90%	5.58%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$21,778,952,611
Number of Portfolio Holdings	2,426
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,730,964

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	20.3%
Industrials	17.6%
Consumer Discretionary	10.8%
Health Care	10.6%
Information Technology	9.8%
Consumer Staples	7.7%
Materials	7.5%
Energy	4.7%
Communication Services	4.2%
Utilities	3.1%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	21.9%
Canada	9.7%
United Kingdom	9.4%
France	6.9%
United States	6.9%
Australia	6.7%
Germany	6.6%
Switzerland	5.1%
South Korea	4.4%
Netherlands	3.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPDW

SPDR Portfolio Emerging Markets ETF

SPEM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Emerging Markets ETF	$8	0.07%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by inflation and when and by how much the U.S. Federal Reserve and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. Risk assets registered positive gains despite pronounced market volatility. Developed markets posted positive returns but underperformed emerging markets (EMs), as EM equites performed strongly, supported by the new stimulus in China. India, Taiwan and China were the top drivers of the Fund's return. Taiwan Semiconductor, Tencent Holdings, and Alibaba Group were the top contributors to the Fund's performance. Wuxi Biologics, Baidu, and Yum China Holdings were the bottom contributors to the Fund's return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPEM	MSCI All Country World ex USA Index	S&P Emerging BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,202	$9,901	$10,156
11/30/14	$10,149	$9,973	$10,085
12/31/14	$9,664	$9,613	$9,600
01/31/15	$9,708	$9,599	$9,636
02/28/15	$10,001	$10,112	$9,907
03/31/15	$9,841	$9,949	$9,753
04/30/15	$10,535	$10,451	$10,489
05/31/15	$10,220	$10,288	$10,208
06/30/15	$9,941	$10,001	$9,951
07/31/15	$9,244	$9,973	$9,248
08/31/15	$8,358	$9,211	$8,354
09/30/15	$8,066	$8,784	$8,080
10/31/15	$8,663	$9,438	$8,693
11/30/15	$8,378	$9,243	$8,433
12/31/15	$8,194	$9,069	$8,277
01/31/16	$7,619	$8,452	$7,659
02/29/16	$7,626	$8,355	$7,682
03/31/16	$8,576	$9,035	$8,640
04/30/16	$8,673	$9,272	$8,729
05/31/16	$8,370	$9,116	$8,446
06/30/16	$8,717	$8,976	$8,772
07/31/16	$9,132	$9,420	$9,190
08/31/16	$9,361	$9,480	$9,430
09/30/16	$9,468	$9,597	$9,536
10/31/16	$9,554	$9,459	$9,621
11/30/16	$9,086	$9,240	$9,164
12/31/16	$9,108	$9,476	$9,184
01/31/17	$9,588	$9,812	$9,655
02/28/17	$9,916	$9,969	$9,988
03/31/17	$10,118	$10,221	$10,200
04/30/17	$10,311	$10,440	$10,429
05/31/17	$10,483	$10,779	$10,601
06/30/17	$10,587	$10,812	$10,702
07/31/17	$11,223	$11,211	$11,352
08/31/17	$11,577	$11,270	$11,693
09/30/17	$11,491	$11,479	$11,627
10/31/17	$11,766	$11,695	$11,929
11/30/17	$11,787	$11,790	$11,960
12/31/17	$12,246	$12,053	$12,417
01/31/18	$13,320	$12,725	$13,483
02/28/18	$12,800	$12,125	$12,926
03/31/18	$12,433	$11,911	$12,598
04/30/18	$12,317	$12,101	$12,492
05/31/18	$11,907	$11,821	$12,129
06/30/18	$11,467	$11,599	$11,650
07/31/18	$11,799	$11,877	$11,965
08/31/18	$11,391	$11,628	$11,541
09/30/18	$11,275	$11,681	$11,381
10/31/18	$10,436	$10,731	$10,515
11/30/18	$10,928	$10,833	$10,999
12/31/18	$10,648	$10,342	$10,703
01/31/19	$11,508	$11,124	$11,533
02/28/19	$11,536	$11,341	$11,618
03/31/19	$11,698	$11,409	$11,818
04/30/19	$11,953	$11,710	$12,069
05/31/19	$11,234	$11,081	$11,351
06/30/19	$11,863	$11,749	$11,976
07/31/19	$11,773	$11,607	$11,896
08/31/19	$11,253	$11,248	$11,358
09/30/19	$11,408	$11,538	$11,511
10/31/19	$11,858	$11,940	$11,964
11/30/19	$11,874	$12,045	$11,980
12/31/19	$12,665	$12,567	$12,785
01/31/20	$12,051	$12,229	$12,235
02/29/20	$11,509	$11,263	$11,606
03/31/20	$9,611	$9,632	$9,635
04/30/20	$10,509	$10,362	$10,554
05/31/20	$10,613	$10,701	$10,685
06/30/20	$11,418	$11,185	$11,489
07/31/20	$12,350	$11,683	$12,450
08/31/20	$12,664	$12,183	$12,785
09/30/20	$12,385	$11,884	$12,502
10/31/20	$12,621	$11,628	$12,755
11/30/20	$13,737	$13,193	$13,883
12/31/20	$14,577	$13,906	$14,726
01/31/21	$14,980	$13,936	$15,147
02/28/21	$15,190	$14,212	$15,374
03/31/21	$15,004	$14,391	$15,133
04/30/21	$15,426	$14,815	$15,573
05/31/21	$15,659	$15,278	$15,970
06/30/21	$15,875	$15,179	$16,040
07/31/21	$14,904	$14,929	$15,071
08/31/21	$15,359	$15,213	$15,509
09/30/21	$14,908	$14,726	$15,022
10/31/21	$15,057	$15,077	$15,169
11/30/21	$14,520	$14,399	$14,633
12/31/21	$14,778	$14,994	$14,865
01/31/22	$14,681	$14,441	$14,724
02/28/22	$14,078	$14,155	$14,218
03/31/22	$13,839	$14,178	$13,890
04/30/22	$13,064	$13,288	$13,138
05/31/22	$13,115	$13,383	$13,139
06/30/22	$12,460	$12,232	$12,446
07/31/22	$12,375	$12,650	$12,384
08/31/22	$12,500	$12,243	$12,560
09/30/22	$11,255	$11,020	$11,272
10/31/22	$10,883	$11,349	$10,872
11/30/22	$12,309	$12,689	$12,313
12/31/22	$12,155	$12,594	$12,179
01/31/23	$12,996	$13,615	$12,989
02/28/23	$12,259	$13,137	$12,264
03/31/23	$12,563	$13,459	$12,525
04/30/23	$12,484	$13,692	$12,460
05/31/23	$12,208	$13,195	$12,202
06/30/23	$12,747	$13,787	$12,720
07/31/23	$13,494	$14,347	$13,492
08/31/23	$12,786	$13,699	$12,802
09/30/23	$12,542	$13,266	$12,561
10/31/23	$12,108	$12,719	$12,114
11/30/23	$12,963	$13,864	$12,983
12/31/23	$13,406	$14,560	$13,453
01/31/24	$12,913	$14,416	$12,986
02/29/24	$13,462	$14,781	$13,527
03/31/24	$13,670	$15,243	$13,726
04/30/24	$13,883	$14,969	$13,948
05/31/24	$14,052	$15,404	$14,107
06/30/24	$14,441	$15,389	$14,520
07/31/24	$14,532	$15,745	$14,591
08/31/24	$14,803	$16,194	$14,880
09/30/24	$15,954	$16,630	$16,024

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPEM	27.21%	6.94%	4.78%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Emerging BMI Index	27.57%	6.84%	4.83%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$10,129,116,813
Number of Portfolio Holdings	3,163
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,940,951

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	21.8%
Information Technology	18.9%
Consumer Discretionary	13.7%
Industrials	8.5%
Communication Services	8.5%
Materials	7.6%
Consumer Staples	5.7%
Energy	4.9%
Health Care	4.4%
Utilities	3.5%

Top Ten Countries

Country	% Value of Total Net Assets
China	29.6%
India	23.6%
Taiwan	19.3%
Brazil	4.9%
Saudi Arabia	4.0%
South Africa	3.0%
Malaysia	2.0%
Mexico	2.0%
Thailand	1.9%
Indonesia	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPEM

SPDR Portfolio Europe ETF

SPEU

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Europe ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Europe ETF	$8	0.07%

How did the Fund perform last year and what affected its performance?

European equities trended higher over the Q4 2023. The eurozone recorded sharp declines in inflation, raising prospects of rate cuts. Eurozone inflation in November was 2.9%, compared to 10.1% the previous year. During Q1 2024 inflation fell more than expected in March to 2.4%, a result of easing cost in the grocery aisle and as the overall price rises headed down in the two biggest economies – Germany and France. Meanwhile, core inflation, which excludes volatile food and energy costs, eased to 2.9% from 3.1% in February. The MSCI Europe Index (USD) was barely positive at 0.6% during the quarter as concerns around elections in France impacted the overall performance of European equities in Q2 2024. The Bank of England (BoE) refrained from cutting rates in June to exercise caution and keep inflation under control. European equities had a strong quarter during Q3 2024 with top performers in the region being South Africa, Ireland and Belgium while Denmark and the Netherlands were the only underperformers. The European Central Bank (ECB) delivered its second rate cut in September, taking interest rates to 3.5%, while the BoE embarked on its own easing cycle with a 25-bps cut at its August meeting.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPEU	MSCI All Country World ex USA Index	STOXX Europe Total Market Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,704	$9,901	$9,704
11/30/14	$9,927	$9,973	$9,930
12/31/14	$9,424	$9,613	$9,420
01/31/15	$9,365	$9,599	$9,360
02/28/15	$9,920	$10,112	$9,919
03/31/15	$9,651	$9,949	$9,645
04/30/15	$10,124	$10,451	$10,115
05/31/15	$10,002	$10,288	$9,986
06/30/15	$9,710	$10,001	$9,694
07/31/15	$10,056	$9,973	$10,045
08/31/15	$9,283	$9,211	$9,272
09/30/15	$8,864	$8,784	$8,850
10/31/15	$9,483	$9,438	$9,473
11/30/15	$9,292	$9,243	$9,283
12/31/15	$9,016	$9,069	$9,008
01/31/16	$8,415	$8,452	$8,406
02/29/16	$8,187	$8,355	$8,177
03/31/16	$8,600	$9,035	$8,587
04/30/16	$8,897	$9,272	$8,881
05/31/16	$8,881	$9,116	$8,862
06/30/16	$8,592	$8,976	$8,575
07/31/16	$8,849	$9,420	$8,836
08/31/16	$8,804	$9,480	$8,795
09/30/16	$8,827	$9,597	$8,818
10/31/16	$8,529	$9,459	$8,520
11/30/16	$8,326	$9,240	$8,319
12/31/16	$8,807	$9,476	$8,803
01/31/17	$8,932	$9,812	$8,929
02/28/17	$9,085	$9,969	$9,086
03/31/17	$9,467	$10,221	$9,466
04/30/17	$9,740	$10,440	$9,736
05/31/17	$10,261	$10,779	$10,247
06/30/17	$10,112	$10,812	$10,100
07/31/17	$10,318	$11,211	$10,309
08/31/17	$10,278	$11,270	$10,305
09/30/17	$10,666	$11,479	$10,695
10/31/17	$10,687	$11,695	$10,719
11/30/17	$10,735	$11,790	$10,767
12/31/17	$10,888	$12,053	$10,924
01/31/18	$11,418	$12,725	$11,458
02/28/18	$10,615	$12,125	$10,652
03/31/18	$10,495	$11,911	$10,524
04/30/18	$10,799	$12,101	$10,825
05/31/18	$10,402	$11,821	$10,418
06/30/18	$10,401	$11,599	$10,415
07/31/18	$10,839	$11,877	$10,859
08/31/18	$10,411	$11,628	$10,420
09/30/18	$10,486	$11,681	$10,498
10/31/18	$9,840	$10,731	$9,851
11/30/18	$9,810	$10,833	$9,822
12/31/18	$9,328	$10,342	$9,337
01/31/19	$9,834	$11,124	$9,847
02/28/19	$10,235	$11,341	$10,254
03/31/19	$10,432	$11,409	$10,450
04/30/19	$10,745	$11,710	$10,761
05/31/19	$10,277	$11,081	$10,264
06/30/19	$10,980	$11,749	$10,971
07/31/19	$10,740	$11,607	$10,735
08/31/19	$10,513	$11,248	$10,509
09/30/19	$10,731	$11,538	$10,744
10/31/19	$11,096	$11,940	$11,113
11/30/19	$11,288	$12,045	$11,308
12/31/19	$11,756	$12,567	$11,780
01/31/20	$11,465	$12,229	$11,476
02/29/20	$10,412	$11,263	$10,415
03/31/20	$8,844	$9,632	$8,838
04/30/20	$9,420	$10,362	$9,415
05/31/20	$9,893	$10,701	$9,889
06/30/20	$10,277	$11,185	$10,274
07/31/20	$10,729	$11,683	$10,725
08/31/20	$11,198	$12,183	$11,197
09/30/20	$10,831	$11,884	$10,826
10/31/20	$10,237	$11,628	$10,212
11/30/20	$11,986	$13,193	$11,969
12/31/20	$12,601	$13,906	$12,584
01/31/21	$12,428	$13,936	$12,411
02/28/21	$12,743	$14,212	$12,730
03/31/21	$13,118	$14,391	$13,105
04/30/21	$13,750	$14,815	$13,732
05/31/21	$14,342	$15,278	$14,306
06/30/21	$14,089	$15,179	$14,069
07/31/21	$14,395	$14,929	$14,376
08/31/21	$14,650	$15,213	$14,633
09/30/21	$13,916	$14,726	$13,893
10/31/21	$14,533	$15,077	$14,508
11/30/21	$13,768	$14,399	$13,742
12/31/21	$14,646	$14,994	$14,624
01/31/22	$13,875	$14,441	$13,850
02/28/22	$13,447	$14,155	$13,421
03/31/22	$13,462	$14,178	$13,429
04/30/22	$12,664	$13,288	$12,624
05/31/22	$12,754	$13,383	$12,703
06/30/22	$11,422	$12,232	$11,371
07/31/22	$12,015	$12,650	$11,966
08/31/22	$11,240	$12,243	$11,189
09/30/22	$10,212	$11,020	$10,158
10/31/22	$10,958	$11,349	$10,905
11/30/22	$12,193	$12,689	$12,139
12/31/22	$12,225	$12,594	$12,169
01/31/23	$13,271	$13,615	$13,215
02/28/23	$13,208	$13,137	$13,152
03/31/23	$13,457	$13,459	$13,397
04/30/23	$14,013	$13,692	$13,943
05/31/23	$13,215	$13,195	$13,128
06/30/23	$13,839	$13,787	$13,741
07/31/23	$14,294	$14,347	$14,193
08/31/23	$13,703	$13,699	$13,607
09/30/23	$13,138	$13,266	$13,042
10/31/23	$12,632	$12,719	$12,535
11/30/23	$13,916	$13,864	$13,814
12/31/23	$14,665	$14,560	$14,560
01/31/24	$14,602	$14,416	$14,499
02/29/24	$14,807	$14,781	$14,706
03/31/24	$15,368	$15,243	$15,260
04/30/24	$15,092	$14,969	$14,974
05/31/24	$15,880	$15,404	$15,743
06/30/24	$15,477	$15,389	$15,338
07/31/24	$15,863	$15,745	$15,720
08/31/24	$16,465	$16,194	$16,313
09/30/24	$16,553	$16,630	$16,399

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPEU	25.99%	9.05%	5.17%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
STOXX Europe Total Market IndexFootnote Reference(1)	25.74%	8.82%	5.07%
Footnote	Description
Footnote(1)	Effective September 23, 2019, the Fund changed its benchmark index from STOXX Europe 50 Index to the STOXX Europe Total Market Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to September 23, 2019. The STOXX Europe Total Market Index reflects linked performance returns of both the STOXX Europe Total Market Index and the STOXX Europe 50 Index. The index returns represent the Fund’s prior benchmark index from September 30, 2012 through September 22, 2019 and the STOXX Europe Total Market Index from September 23, 2019 through September 30, 2023.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$461,164,041
Number of Portfolio Holdings	1,830
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$196,362

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	19.4%
Industrials	17.8%
Health Care	14.8%
Consumer Staples	9.9%
Consumer Discretionary	9.8%
Information Technology	7.4%
Materials	6.3%
Energy	4.7%
Utilities	4.0%
Communication Services	3.5%

Top Ten Countries

Country	% Value of Total Net Assets
United Kingdom	17.5%
France	13.8%
Germany	12.7%
United States	10.7%
Switzerland	9.8%
Sweden	6.1%
Netherlands	6.1%
Denmark	4.9%
Italy	4.3%
Spain	4.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPEU

SPDR Portfolio MSCI Global Stock Market ETF

SPGM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio MSCI Global Stock Market ETF	$10	0.09%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (the "Fed") and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPGM	MSCI ACWI IMI Index
09/30/14	$10,000	$10,000
10/31/14	$10,095	$10,079
11/30/14	$10,277	$10,228
12/31/14	$10,127	$10,059
01/31/15	$9,978	$9,903
02/28/15	$10,531	$10,457
03/31/15	$10,359	$10,319
04/30/15	$10,650	$10,602
05/31/15	$10,653	$10,609
06/30/15	$10,418	$10,374
07/31/15	$10,493	$10,435
08/31/15	$9,794	$9,735
09/30/15	$9,439	$9,379
10/31/15	$10,202	$10,089
11/30/15	$10,148	$10,026
12/31/15	$9,955	$9,839
01/31/16	$9,369	$9,223
02/29/16	$9,339	$9,175
03/31/16	$10,013	$9,869
04/30/16	$10,182	$10,025
05/31/16	$10,201	$10,045
06/30/16	$10,130	$9,973
07/31/16	$10,565	$10,417
08/31/16	$10,624	$10,452
09/30/16	$10,685	$10,528
10/31/16	$10,501	$10,325
11/30/16	$10,646	$10,437
12/31/16	$10,834	$10,662
01/31/17	$11,116	$10,951
02/28/17	$11,427	$11,252
03/31/17	$11,544	$11,386
04/30/17	$11,721	$11,569
05/31/17	$11,952	$11,800
06/30/17	$12,036	$11,869
07/31/17	$12,362	$12,195
08/31/17	$12,372	$12,238
09/30/17	$12,670	$12,500
10/31/17	$12,922	$12,753
11/30/17	$13,209	$13,003
12/31/17	$13,429	$13,215
01/31/18	$14,148	$13,928
02/28/18	$13,529	$13,346
03/31/18	$13,242	$13,097
04/30/18	$13,393	$13,219
05/31/18	$13,402	$13,272
06/30/18	$13,299	$13,192
07/31/18	$13,734	$13,557
08/31/18	$13,872	$13,682
09/30/18	$13,959	$13,704
10/31/18	$12,897	$12,632
11/30/18	$13,086	$12,810
12/31/18	$12,142	$11,883
01/31/19	$13,093	$12,850
02/28/19	$13,440	$13,208
03/31/19	$13,609	$13,344
04/30/19	$14,078	$13,785
05/31/19	$13,219	$12,960
06/30/19	$14,066	$13,793
07/31/19	$14,114	$13,835
08/31/19	$13,753	$13,486
09/30/19	$14,062	$13,769
10/31/19	$14,426	$14,148
11/30/19	$14,810	$14,501
12/31/19	$15,337	$15,015
01/31/20	$15,087	$14,816
02/29/20	$13,866	$13,604
03/31/20	$11,964	$11,646
04/30/20	$13,251	$12,928
05/31/20	$13,774	$13,523
06/30/20	$14,247	$13,955
07/31/20	$14,987	$14,680
08/31/20	$15,988	$15,569
09/30/20	$15,485	$15,086
10/31/20	$15,110	$14,760
11/30/20	$17,002	$16,629
12/31/20	$17,820	$17,455
01/31/21	$17,825	$17,424
02/28/21	$18,367	$17,888
03/31/21	$18,917	$18,351
04/30/21	$19,705	$19,148
05/31/21	$20,049	$19,434
06/30/21	$20,243	$19,668
07/31/21	$20,357	$19,768
08/31/21	$20,866	$20,257
09/30/21	$20,019	$19,449
10/31/21	$21,047	$20,395
11/30/21	$20,518	$19,848
12/31/21	$21,383	$20,636
01/31/22	$20,402	$19,565
02/28/22	$19,849	$19,117
03/31/22	$20,304	$19,507
04/30/22	$18,723	$17,958
05/31/22	$18,744	$17,969
06/30/22	$17,137	$16,419
07/31/22	$18,305	$17,591
08/31/22	$17,699	$16,967
09/30/22	$16,007	$15,329
10/31/22	$17,056	$16,272
11/30/22	$18,336	$17,511
12/31/22	$17,633	$16,838
01/31/23	$18,919	$18,078
02/28/23	$18,368	$17,576
03/31/23	$18,839	$18,008
04/30/23	$19,107	$18,238
05/31/23	$18,873	$18,018
06/30/23	$19,982	$19,068
07/31/23	$20,749	$19,798
08/31/23	$20,121	$19,229
09/30/23	$19,282	$18,420
10/31/23	$18,639	$17,806
11/30/23	$20,331	$19,452
12/31/23	$21,396	$20,472
01/31/24	$21,480	$20,518
02/29/24	$22,364	$21,376
03/31/24	$23,028	$22,052
04/30/24	$22,309	$21,303
05/31/24	$23,217	$22,166
06/30/24	$23,673	$22,577
07/31/24	$24,126	$23,041
08/31/24	$24,688	$23,579
09/30/24	$25,223	$24,122

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPGM	30.81%	12.40%	9.69%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$896,003,501
Number of Portfolio Holdings	2,680
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$671,340

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	23.0%
Financials	16.2%
Industrials	11.8%
Health Care	11.2%
Consumer Discretionary	11.0%
Communication Services	7.4%
Consumer Staples	6.0%
Materials	4.1%
Energy	4.1%
Utilities	2.3%

Top Ten Countries

Country	% Value of Total Net Assets
United States	64.1%
Japan	5.5%
China	2.8%
United Kingdom	2.8%
Canada	2.8%
India	2.2%
Taiwan	2.0%
France	2.0%
Germany	1.9%
Australia	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPGM

SPDR S&P Emerging Asia Pacific ETF

GMF

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Asia Pacific ETF	$56	0.49%

How did the Fund perform last year and what affected its performance?

The Index rallied 5.9% in Q4 of 2023 as recession concerns eased and growing anticipation of a potential policy easing. Asia Pacific had a strong showing, with the exception of China, where the lackluster recovery from COVID restrictions as well as real estate woes soured investor sentiment. The Index gained 2.7% in Q1 of 2024 as risk assets advanced due to resilient macroeconomic data and strong earnings. However, China was the only underperformer as it continued to struggle without any meaningful policy stimulus. The Index pushed ahead by gaining another 8.7% in Q2 of 2024 driven by favorable performance from risk assets, solid earnings, resilient economy, and favorable inflation data. China’s economy bounced back, increasing investor confidence in its resilience with Materials, Industrials, and Communication Services sectors leading the way. Taiwan benefitted from developments in Artificial Intelligence. The Index delivered the best quarter of the fiscal year by adding another 11.6%. China’s equities rallied as Chinese policymakers announced significant measures to revive and stimulate its economy, majorly through interest rate cuts and government support for the ailing property market, boosting the losing investor confidence.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GMF	MSCI All Country World ex USA Index	S&P Asia Pacific Emerging BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,279	$9,901	$10,235
11/30/14	$10,344	$9,973	$10,315
12/31/14	$10,077	$9,613	$10,107
01/31/15	$10,322	$9,599	$10,340
02/28/15	$10,554	$10,112	$10,555
03/31/15	$10,571	$9,949	$10,588
04/30/15	$11,272	$10,451	$11,317
05/31/15	$11,155	$10,288	$11,217
06/30/15	$10,737	$10,001	$10,793
07/31/15	$9,982	$9,973	$9,982
08/31/15	$8,971	$9,211	$8,960
09/30/15	$8,785	$8,784	$8,779
10/31/15	$9,523	$9,438	$9,519
11/30/15	$9,333	$9,243	$9,335
12/31/15	$9,283	$9,069	$9,311
01/31/16	$8,488	$8,452	$8,504
02/29/16	$8,409	$8,355	$8,413
03/31/16	$9,282	$9,035	$9,287
04/30/16	$9,187	$9,272	$9,205
05/31/16	$9,158	$9,116	$9,175
06/30/16	$9,383	$8,976	$9,397
07/31/16	$9,791	$9,420	$9,815
08/31/16	$10,189	$9,480	$10,236
09/30/16	$10,299	$9,597	$10,346
10/31/16	$10,226	$9,459	$10,278
11/30/16	$9,882	$9,240	$9,925
12/31/16	$9,708	$9,476	$9,754
01/31/17	$10,244	$9,812	$10,268
02/28/17	$10,675	$9,969	$10,703
03/31/17	$10,999	$10,221	$11,009
04/30/17	$11,208	$10,440	$11,262
05/31/17	$11,541	$10,779	$11,574
06/30/17	$11,747	$10,812	$11,784
07/31/17	$12,425	$11,211	$12,468
08/31/17	$12,728	$11,270	$12,756
09/30/17	$12,670	$11,479	$12,713
10/31/17	$13,201	$11,695	$13,264
11/30/17	$13,226	$11,790	$13,315
12/31/17	$13,599	$12,053	$13,701
01/31/18	$14,767	$12,725	$14,844
02/28/18	$14,026	$12,125	$14,112
03/31/18	$13,687	$11,911	$13,782
04/30/18	$13,660	$12,101	$13,749
05/31/18	$13,641	$11,821	$13,734
06/30/18	$13,097	$11,599	$13,141
07/31/18	$13,270	$11,877	$13,304
08/31/18	$13,113	$11,628	$13,095
09/30/18	$12,750	$11,681	$12,685
10/31/18	$11,498	$10,731	$11,425
11/30/18	$12,146	$10,833	$12,116
12/31/18	$11,739	$10,342	$11,730
01/31/19	$12,465	$11,124	$12,386
02/28/19	$12,707	$11,341	$12,693
03/31/19	$13,142	$11,409	$13,111
04/30/19	$13,408	$11,710	$13,340
05/31/19	$12,397	$11,081	$12,352
06/30/19	$13,062	$11,749	$13,000
07/31/19	$12,915	$11,607	$12,865
08/31/19	$12,452	$11,248	$12,416
09/30/19	$12,551	$11,538	$12,554
10/31/19	$13,070	$11,940	$13,084
11/30/19	$13,189	$12,045	$13,182
12/31/19	$13,976	$12,567	$13,970
01/31/20	$13,294	$12,229	$13,390
02/29/20	$13,102	$11,263	$13,087
03/31/20	$11,442	$9,632	$11,387
04/30/20	$12,551	$10,362	$12,490
05/31/20	$12,538	$10,701	$12,507
06/30/20	$13,610	$11,185	$13,554
07/31/20	$14,847	$11,683	$14,792
08/31/20	$15,339	$12,183	$15,349
09/30/20	$15,039	$11,884	$15,045
10/31/20	$15,567	$11,628	$15,571
11/30/20	$16,621	$13,193	$16,611
12/31/20	$17,511	$13,906	$17,485
01/31/21	$18,251	$13,936	$18,235
02/28/21	$18,538	$14,212	$18,553
03/31/21	$17,988	$14,391	$17,971
04/30/21	$18,391	$14,815	$18,475
05/31/21	$18,415	$15,278	$18,728
06/30/21	$18,642	$15,179	$18,800
07/31/21	$17,276	$14,929	$17,405
08/31/21	$17,804	$15,213	$17,953
09/30/21	$17,254	$14,726	$17,418
10/31/21	$17,538	$15,077	$17,684
11/30/21	$17,077	$14,399	$17,203
12/31/21	$17,251	$14,994	$17,365
01/31/22	$16,868	$14,441	$16,946
02/28/22	$16,299	$14,155	$16,464
03/31/22	$15,732	$14,178	$15,912
04/30/22	$14,949	$13,288	$15,138
05/31/22	$14,952	$13,383	$15,115
06/30/22	$14,624	$12,232	$14,715
07/31/22	$14,352	$12,650	$14,454
08/31/22	$14,464	$12,243	$14,665
09/30/22	$12,868	$11,020	$12,984
10/31/22	$12,034	$11,349	$12,117
11/30/22	$14,092	$12,689	$14,177
12/31/22	$13,973	$12,594	$14,099
01/31/23	$15,045	$13,615	$15,107
02/28/23	$14,131	$13,137	$14,223
03/31/23	$14,548	$13,459	$14,588
04/30/23	$14,229	$13,692	$14,337
05/31/23	$14,001	$13,195	$14,078
06/30/23	$14,467	$13,787	$14,513
07/31/23	$15,354	$14,347	$15,378
08/31/23	$14,573	$13,699	$14,617
09/30/23	$14,319	$13,266	$14,368
10/31/23	$13,815	$12,719	$13,874
11/30/23	$14,658	$13,864	$14,791
12/31/23	$15,075	$14,560	$15,220
01/31/24	$14,483	$14,416	$14,623
02/29/24	$15,251	$14,781	$15,355
03/31/24	$15,460	$15,243	$15,631
04/30/24	$15,762	$14,969	$16,030
05/31/24	$16,199	$15,404	$16,362
06/30/24	$16,756	$15,389	$16,984
07/31/24	$16,772	$15,745	$16,991
08/31/24	$17,047	$16,194	$17,334
09/30/24	$18,581	$16,630	$18,949

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GMF	29.77%	8.16%	6.39%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Asia Pacific Emerging BMI Index	31.88%	8.58%	6.60%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$341,353,442
Number of Portfolio Holdings	1,279
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,611,234

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	24.4%
Financials	19.0%
Consumer Discretionary	15.7%
Communication Services	9.0%
Industrials	8.4%
Materials	5.8%
Health Care	5.5%
Consumer Staples	5.0%
Energy	4.3%
Utilities	2.8%

Top Countries

Country	% Value of Total Net Assets
China	37.5%
India	29.7%
Taiwan	24.9%
Malaysia	3.1%
Thailand	2.6%
Indonesia	2.4%
Philippines	0.9%
Hong Kong	0.3%
United States	0.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GMF

SPDR S&P Emerging Markets Small Cap ETF

EWX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Small Cap ETF	$72	0.65%

How did the Fund perform last year and what affected its performance?

Emerging Market small cap equities rallied about 7% in September to end the reporting period up over 20%. The U.S. Federal Reserve 0.50% cut and a series of measures by the Chinese authorities to stimulate growth caused the USD strength to wane, which further added to the momentum of the September rally. Due to the tremendous growth of its economy, India was the best performing country over the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EWX	MSCI All Country World ex USA Index	S&P Emerging Markets Under USD2 Billion Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,845	$9,901	$9,813
11/30/14	$9,732	$9,973	$9,709
12/31/14	$9,392	$9,613	$9,408
01/31/15	$9,412	$9,599	$9,422
02/28/15	$9,585	$10,112	$9,621
03/31/15	$9,484	$9,949	$9,532
04/30/15	$10,095	$10,451	$10,165
05/31/15	$10,046	$10,288	$10,168
06/30/15	$9,579	$10,001	$9,677
07/31/15	$8,897	$9,973	$8,952
08/31/15	$7,967	$9,211	$8,011
09/30/15	$7,862	$8,784	$7,913
10/31/15	$8,457	$9,438	$8,508
11/30/15	$8,249	$9,243	$8,280
12/31/15	$8,243	$9,069	$8,283
01/31/16	$7,563	$8,452	$7,596
02/29/16	$7,735	$8,355	$7,745
03/31/16	$8,504	$9,035	$8,510
04/30/16	$8,612	$9,272	$8,638
05/31/16	$8,280	$9,116	$8,341
06/30/16	$8,588	$8,976	$8,633
07/31/16	$9,024	$9,420	$9,082
08/31/16	$9,237	$9,480	$9,251
09/30/16	$9,330	$9,597	$9,308
10/31/16	$9,389	$9,459	$9,349
11/30/16	$8,975	$9,240	$8,934
12/31/16	$8,957	$9,476	$8,933
01/31/17	$9,420	$9,812	$9,377
02/28/17	$9,895	$9,969	$9,828
03/31/17	$10,122	$10,221	$10,056
04/30/17	$10,257	$10,440	$10,192
05/31/17	$10,245	$10,779	$10,198
06/30/17	$10,404	$10,812	$10,350
07/31/17	$10,798	$11,211	$10,749
08/31/17	$11,087	$11,270	$11,037
09/30/17	$11,053	$11,479	$11,037
10/31/17	$11,361	$11,695	$11,378
11/30/17	$11,408	$11,790	$11,435
12/31/17	$11,822	$12,053	$11,831
01/31/18	$12,471	$12,725	$12,409
02/28/18	$12,036	$12,125	$11,995
03/31/18	$11,824	$11,911	$11,806
04/30/18	$11,723	$12,101	$11,661
05/31/18	$11,603	$11,821	$11,532
06/30/18	$10,951	$11,599	$10,894
07/31/18	$11,064	$11,877	$11,002
08/31/18	$10,774	$11,628	$10,692
09/30/18	$10,336	$11,681	$10,249
10/31/18	$9,480	$10,731	$9,368
11/30/18	$9,904	$10,833	$9,790
12/31/18	$9,636	$10,342	$9,556
01/31/19	$10,286	$11,124	$10,180
02/28/19	$10,458	$11,341	$10,389
03/31/19	$10,530	$11,409	$10,460
04/30/19	$10,624	$11,710	$10,545
05/31/19	$10,162	$11,081	$10,093
06/30/19	$10,616	$11,749	$10,552
07/31/19	$10,703	$11,607	$10,629
08/31/19	$10,262	$11,248	$10,185
09/30/19	$10,328	$11,538	$10,240
10/31/19	$10,651	$11,940	$10,551
11/30/19	$10,571	$12,045	$10,477
12/31/19	$11,153	$12,567	$11,059
01/31/20	$10,691	$12,229	$10,698
02/29/20	$10,092	$11,263	$10,050
03/31/20	$7,954	$9,632	$7,907
04/30/20	$9,014	$10,362	$8,963
05/31/20	$9,166	$10,701	$9,175
06/30/20	$10,008	$11,185	$9,980
07/31/20	$10,769	$11,683	$10,720
08/31/20	$11,108	$12,183	$11,102
09/30/20	$10,818	$11,884	$10,824
10/31/20	$10,766	$11,628	$10,774
11/30/20	$12,114	$13,193	$12,157
12/31/20	$12,879	$13,906	$12,933
01/31/21	$12,781	$13,936	$12,878
02/28/21	$13,569	$14,212	$13,694
03/31/21	$13,711	$14,391	$13,829
04/30/21	$14,591	$14,815	$14,702
05/31/21	$14,710	$15,278	$14,950
06/30/21	$15,267	$15,179	$15,459
07/31/21	$14,968	$14,929	$15,204
08/31/21	$15,190	$15,213	$15,456
09/30/21	$14,765	$14,726	$14,951
10/31/21	$14,803	$15,077	$15,030
11/30/21	$14,579	$14,399	$14,800
12/31/21	$15,046	$14,994	$15,304
01/31/22	$14,540	$14,441	$14,789
02/28/22	$14,267	$14,155	$14,468
03/31/22	$14,542	$14,178	$14,716
04/30/22	$13,698	$13,288	$13,865
05/31/22	$13,584	$13,383	$13,711
06/30/22	$12,467	$12,232	$12,588
07/31/22	$12,676	$12,650	$12,817
08/31/22	$12,999	$12,243	$13,203
09/30/22	$11,764	$11,020	$11,950
10/31/22	$11,674	$11,349	$11,859
11/30/22	$12,859	$12,689	$13,073
12/31/22	$12,859	$12,594	$13,063
01/31/23	$13,601	$13,615	$13,808
02/28/23	$13,249	$13,137	$13,462
03/31/23	$13,249	$13,459	$13,452
04/30/23	$13,369	$13,692	$13,588
05/31/23	$13,360	$13,195	$13,607
06/30/23	$13,879	$13,787	$14,157
07/31/23	$14,643	$14,347	$14,939
08/31/23	$14,360	$13,699	$14,673
09/30/23	$14,176	$13,266	$14,507
10/31/23	$13,675	$12,719	$13,991
11/30/23	$14,739	$13,864	$15,120
12/31/23	$15,119	$14,560	$15,566
01/31/24	$14,608	$14,416	$15,091
02/29/24	$15,114	$14,781	$15,604
03/31/24	$15,025	$15,243	$15,432
04/30/24	$15,377	$14,969	$15,836
05/31/24	$15,458	$15,404	$15,930
06/30/24	$15,738	$15,389	$16,244
07/31/24	$15,755	$15,745	$16,303
08/31/24	$16,014	$16,194	$16,623
09/30/24	$17,098	$16,630	$17,813

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
EWX	20.61%	10.61%	5.51%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Emerging Markets Under USD2 Billion Index	22.79%	11.71%	5.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$783,399,199
Number of Portfolio Holdings	3,486
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$5,085,579

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	19.3%
Industrials	17.4%
Materials	13.3%
Consumer Discretionary	11.9%
Health Care	8.6%
Financials	7.8%
Real Estate	7.2%
Consumer Staples	6.6%
Utilities	3.1%
Communication Services	3.1%

Top Ten Countries

Country	% Value of Total Net Assets
Taiwan	26.2%
China	24.4%
India	19.1%
Malaysia	4.1%
Thailand	3.7%
South Africa	3.3%
Saudi Arabia	3.3%
Brazil	2.9%
Turkey	2.8%
Indonesia	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EWX

SPDR S&P Global Dividend ETF

WDIV

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Global Dividend ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Dividend ETF	$47	0.41%

How did the Fund perform last year and what affected its performance?

Seven of the twelve months in the reporting period posted positive returns. The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	WDIV	MSCI ACWI IMI Index	S&P Global Dividend Aristocrats Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,216	$10,079	$10,218
11/30/14	$10,339	$10,228	$10,340
12/31/14	$10,143	$10,059	$10,146
01/31/15	$10,171	$9,903	$10,174
02/28/15	$10,687	$10,457	$10,686
03/31/15	$10,365	$10,319	$10,363
04/30/15	$10,736	$10,602	$10,728
05/31/15	$10,478	$10,609	$10,468
06/30/15	$10,280	$10,374	$10,262
07/31/15	$10,333	$10,435	$10,317
08/31/15	$9,719	$9,735	$9,696
09/30/15	$9,483	$9,379	$9,455
10/31/15	$9,996	$10,089	$9,968
11/30/15	$9,692	$10,026	$9,663
12/31/15	$9,341	$9,839	$9,308
01/31/16	$9,126	$9,223	$9,089
02/29/16	$9,140	$9,175	$9,106
03/31/16	$10,069	$9,869	$10,031
04/30/16	$10,334	$10,025	$10,284
05/31/16	$10,091	$10,045	$10,034
06/30/16	$10,261	$9,973	$10,204
07/31/16	$10,765	$10,417	$10,711
08/31/16	$10,558	$10,452	$10,503
09/30/16	$10,731	$10,528	$10,675
10/31/16	$10,425	$10,325	$10,368
11/30/16	$10,249	$10,437	$10,191
12/31/16	$10,595	$10,662	$10,537
01/31/17	$10,789	$10,951	$10,733
02/28/17	$10,996	$11,252	$10,950
03/31/17	$11,080	$11,386	$11,038
04/30/17	$11,279	$11,569	$11,228
05/31/17	$11,511	$11,800	$11,457
06/30/17	$11,520	$11,869	$11,462
07/31/17	$11,793	$12,195	$11,736
08/31/17	$11,778	$12,238	$11,725
09/30/17	$11,893	$12,500	$11,835
10/31/17	$11,915	$12,753	$11,858
11/30/17	$12,288	$13,003	$12,226
12/31/17	$12,589	$13,215	$12,524
01/31/18	$12,947	$13,928	$12,881
02/28/18	$12,264	$13,346	$12,185
03/31/18	$12,229	$13,097	$12,157
04/30/18	$12,431	$13,219	$12,350
05/31/18	$12,166	$13,272	$12,079
06/30/18	$12,217	$13,192	$12,123
07/31/18	$12,578	$13,557	$12,481
08/31/18	$12,365	$13,682	$12,268
09/30/18	$12,396	$13,704	$12,293
10/31/18	$11,739	$12,632	$11,638
11/30/18	$12,037	$12,810	$11,933
12/31/18	$11,474	$11,883	$11,371
01/31/19	$12,232	$12,850	$12,130
02/28/19	$12,388	$13,208	$12,291
03/31/19	$12,378	$13,344	$12,275
04/30/19	$12,643	$13,785	$12,534
05/31/19	$12,081	$12,960	$11,967
06/30/19	$12,768	$13,793	$12,646
07/31/19	$12,599	$13,835	$12,478
08/31/19	$12,267	$13,486	$12,147
09/30/19	$12,890	$13,769	$12,765
10/31/19	$13,260	$14,148	$13,117
11/30/19	$13,257	$14,501	$13,112
12/31/19	$13,819	$15,015	$13,669
01/31/20	$13,588	$14,816	$13,441
02/29/20	$12,368	$13,604	$12,240
03/31/20	$9,451	$11,646	$9,332
04/30/20	$10,217	$12,928	$10,088
05/31/20	$10,195	$13,523	$10,065
06/30/20	$10,444	$13,955	$10,307
07/31/20	$10,554	$14,680	$10,411
08/31/20	$11,147	$15,569	$10,997
09/30/20	$10,671	$15,086	$10,513
10/31/20	$10,460	$14,760	$10,303
11/30/20	$12,013	$16,629	$11,838
12/31/20	$12,469	$17,455	$12,297
01/31/21	$12,486	$17,424	$12,315
02/28/21	$12,951	$17,888	$12,773
03/31/21	$13,616	$18,351	$13,425
04/30/21	$14,020	$19,148	$13,820
05/31/21	$14,528	$19,434	$14,290
06/30/21	$14,228	$19,668	$14,021
07/31/21	$14,141	$19,768	$13,932
08/31/21	$14,200	$20,257	$13,993
09/30/21	$13,912	$19,449	$13,700
10/31/21	$14,110	$20,395	$13,894
11/30/21	$13,553	$19,848	$13,343
12/31/21	$14,254	$20,636	$14,040
01/31/22	$14,376	$19,565	$14,162
02/28/22	$14,285	$19,117	$14,071
03/31/22	$14,594	$19,507	$14,369
04/30/22	$14,002	$17,958	$13,777
05/31/22	$14,379	$17,969	$14,143
06/30/22	$13,475	$16,419	$13,250
07/31/22	$13,619	$17,591	$13,393
08/31/22	$13,125	$16,967	$12,903
09/30/22	$11,868	$15,329	$11,654
10/31/22	$12,142	$16,272	$11,925
11/30/22	$13,190	$17,511	$12,958
12/31/22	$13,211	$16,838	$12,989
01/31/23	$13,906	$18,078	$13,669
02/28/23	$13,379	$17,576	$13,151
03/31/23	$13,345	$18,008	$13,106
04/30/23	$13,589	$18,238	$13,337
05/31/23	$12,823	$18,018	$12,573
06/30/23	$13,248	$19,068	$12,973
07/31/23	$13,769	$19,798	$13,483
08/31/23	$13,349	$19,229	$13,072
09/30/23	$12,802	$18,420	$12,529
10/31/23	$12,353	$17,806	$12,092
11/30/23	$13,445	$19,452	$13,154
12/31/23	$14,332	$20,472	$14,026
01/31/24	$14,038	$20,518	$13,744
02/29/24	$13,930	$21,376	$13,637
03/31/24	$14,282	$22,052	$13,992
04/30/24	$14,029	$21,303	$13,720
05/31/24	$14,542	$22,166	$14,212
06/30/24	$14,369	$22,577	$14,033
07/31/24	$15,252	$23,041	$14,907
08/31/24	$15,952	$23,579	$15,582
09/30/24	$16,389	$24,122	$16,005

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
WDIV	28.02%	4.92%	5.06%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
S&P Global Dividend Aristocrats Index	27.74%	4.63%	4.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$207,458,998
Number of Portfolio Holdings	99
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$813,140

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	25.2%
Utilities	17.6%
Real Estate	11.4%
Communication Services	8.0%
Consumer Staples	7.5%
Materials	7.3%
Industrials	6.5%
Energy	6.2%
Health Care	3.7%
Consumer Discretionary	3.6%

Top Ten Countries

Country	% Value of Total Net Assets
United States	26.5%
Canada	20.5%
Japan	12.7%
Hong Kong	7.1%
Switzerland	6.2%
United Kingdom	3.6%
South Korea	3.1%
Italy	3.0%
Belgium	2.5%
Finland	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR WDIV

SPDR S&P Global Natural Resources ETF

GNR

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P Global Natural Resources ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Natural Resources ETF	$41	0.40%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and high demand for various metals like copper, zinc and nickel despite higher inventories and mild temperatures. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GNR	MSCI ACWI IMI Index	S&P Global Natural Resources Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,683	$10,079	$9,679
11/30/14	$9,445	$10,228	$9,440
12/31/14	$9,160	$10,059	$9,152
01/31/15	$8,916	$9,903	$8,910
02/28/15	$9,534	$10,457	$9,530
03/31/15	$8,906	$10,319	$8,901
04/30/15	$9,522	$10,602	$9,514
05/31/15	$9,368	$10,609	$9,359
06/30/15	$8,907	$10,374	$8,892
07/31/15	$8,281	$10,435	$8,261
08/31/15	$7,647	$9,735	$7,623
09/30/15	$6,903	$9,379	$6,879
10/31/15	$7,581	$10,089	$7,554
11/30/15	$7,305	$10,026	$7,279
12/31/15	$6,933	$9,839	$6,910
01/31/16	$6,438	$9,223	$6,417
02/29/16	$6,895	$9,175	$6,873
03/31/16	$7,561	$9,869	$7,540
04/30/16	$8,398	$10,025	$8,375
05/31/16	$7,913	$10,045	$7,885
06/30/16	$8,078	$9,973	$8,050
07/31/16	$8,434	$10,417	$8,407
08/31/16	$8,371	$10,452	$8,347
09/30/16	$8,551	$10,528	$8,523
10/31/16	$8,556	$10,325	$8,528
11/30/16	$8,852	$10,437	$8,826
12/31/16	$9,106	$10,662	$9,083
01/31/17	$9,511	$10,951	$9,489
02/28/17	$9,377	$11,252	$9,353
03/31/17	$9,360	$11,386	$9,335
04/30/17	$9,312	$11,569	$9,282
05/31/17	$9,283	$11,800	$9,236
06/30/17	$9,281	$11,869	$9,233
07/31/17	$9,825	$12,195	$9,777
08/31/17	$9,949	$12,238	$9,909
09/30/17	$10,257	$12,500	$10,214
10/31/17	$10,477	$12,753	$10,436
11/30/17	$10,525	$13,003	$10,486
12/31/17	$11,117	$13,215	$11,080
01/31/18	$11,693	$13,928	$11,660
02/28/18	$11,093	$13,346	$11,062
03/31/18	$10,917	$13,097	$10,883
04/30/18	$11,449	$13,219	$11,420
05/31/18	$11,616	$13,272	$11,581
06/30/18	$11,486	$13,192	$11,455
07/31/18	$11,600	$13,557	$11,573
08/31/18	$11,224	$13,682	$11,195
09/30/18	$11,607	$13,704	$11,589
10/31/18	$10,555	$12,632	$10,534
11/30/18	$10,176	$12,810	$10,153
12/31/18	$9,654	$11,883	$9,631
01/31/19	$10,571	$12,850	$10,557
02/28/19	$10,727	$13,208	$10,707
03/31/19	$10,830	$13,344	$10,808
04/30/19	$10,835	$13,785	$10,805
05/31/19	$9,993	$12,960	$9,963
06/30/19	$10,944	$13,793	$10,925
07/31/19	$10,668	$13,835	$10,654
08/31/19	$9,982	$13,486	$9,961
09/30/19	$10,272	$13,769	$10,250
10/31/19	$10,449	$14,148	$10,431
11/30/19	$10,618	$14,501	$10,587
12/31/19	$11,234	$15,015	$11,211
01/31/20	$10,375	$14,816	$10,356
02/29/20	$9,214	$13,604	$9,184
03/31/20	$7,557	$11,646	$7,513
04/30/20	$8,590	$12,928	$8,546
05/31/20	$8,902	$13,523	$8,852
06/30/20	$9,067	$13,955	$9,028
07/31/20	$9,376	$14,680	$9,338
08/31/20	$9,740	$15,569	$9,702
09/30/20	$9,248	$15,086	$9,205
10/31/20	$8,939	$14,760	$8,899
11/30/20	$10,502	$16,629	$10,458
12/31/20	$11,251	$17,455	$11,206
01/31/21	$11,286	$17,424	$11,246
02/28/21	$12,291	$17,888	$12,248
03/31/21	$12,555	$18,351	$12,505
04/30/21	$13,066	$19,148	$13,020
05/31/21	$13,759	$19,434	$13,697
06/30/21	$13,439	$19,668	$13,394
07/31/21	$13,387	$19,768	$13,346
08/31/21	$13,189	$20,257	$13,147
09/30/21	$13,048	$19,449	$13,006
10/31/21	$13,675	$20,395	$13,629
11/30/21	$13,058	$19,848	$13,010
12/31/21	$13,979	$20,636	$13,940
01/31/22	$14,510	$19,565	$14,470
02/28/22	$15,177	$19,117	$15,135
03/31/22	$16,307	$19,507	$16,252
04/30/22	$15,582	$17,958	$15,540
05/31/22	$16,314	$17,969	$16,263
06/30/22	$13,749	$16,419	$13,698
07/31/22	$14,231	$17,591	$14,180
08/31/22	$14,314	$16,967	$14,265
09/30/22	$13,091	$15,329	$13,050
10/31/22	$14,426	$16,272	$14,364
11/30/22	$15,832	$17,511	$15,763
12/31/22	$15,336	$16,838	$15,277
01/31/23	$16,484	$18,078	$16,426
02/28/23	$15,568	$17,576	$15,519
03/31/23	$15,391	$18,008	$15,339
04/30/23	$15,360	$18,238	$15,300
05/31/23	$13,916	$18,018	$13,849
06/30/23	$14,799	$19,068	$14,744
07/31/23	$15,927	$19,798	$15,878
08/31/23	$15,390	$19,229	$15,331
09/30/23	$15,331	$18,420	$15,268
10/31/23	$14,578	$17,806	$14,501
11/30/23	$15,289	$19,452	$15,213
12/31/23	$15,860	$20,472	$15,793
01/31/24	$15,016	$20,518	$14,951
02/29/24	$14,957	$21,376	$14,883
03/31/24	$16,186	$22,052	$16,109
04/30/24	$16,168	$21,303	$16,096
05/31/24	$16,616	$22,166	$16,531
06/30/24	$15,893	$22,577	$15,799
07/31/24	$16,107	$23,041	$16,016
08/31/24	$16,122	$23,579	$15,992
09/30/24	$16,464	$24,122	$16,338

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GNR	7.39%	9.89%	5.11%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
S&P Global Natural Resources Index	7.01%	9.77%	5.03%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$3,265,611,432
Number of Portfolio Holdings	105
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$13,853,858

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Metals & Mining	34.8%
Oil, Gas & Consumable Fuels	29.8%
Paper & Forest Products	10.2%
Chemicals	9.4%
Containers & Packaging	8.3%
Food Products	4.3%
Specialized REITs	1.2%
Energy Equipment & Services	1.1%

Top Ten Countries

Country	% Value of Total Net Assets
United States	40.8%
Canada	13.7%
Australia	11.7%
Brazil	5.6%
Finland	4.7%
France	3.1%
India	2.5%
South Africa	2.3%
China	2.1%
Sweden	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GNR

SPDR S&P International Dividend ETF

DWX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P International Dividend ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Dividend ETF	$50	0.45%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and positive earnings growth. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	DWX	S&P International Dividend Opportunities Index	MSCI All Country World ex USA Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,898	$9,900	$9,901
11/30/14	$9,795	$9,798	$9,973
12/31/14	$9,297	$9,303	$9,613
01/31/15	$9,219	$9,209	$9,599
02/28/15	$9,696	$9,715	$10,112
03/31/15	$9,240	$9,251	$9,949
04/30/15	$10,159	$10,173	$10,451
05/31/15	$9,648	$9,653	$10,288
06/30/15	$9,312	$9,312	$10,001
07/31/15	$8,793	$8,794	$9,973
08/31/15	$8,103	$8,131	$9,211
09/30/15	$7,714	$7,731	$8,784
10/31/15	$8,217	$8,238	$9,438
11/30/15	$7,945	$7,963	$9,243
12/31/15	$7,759	$7,781	$9,069
01/31/16	$7,379	$7,413	$8,452
02/29/16	$7,327	$7,378	$8,355
03/31/16	$8,137	$8,193	$9,035
04/30/16	$8,466	$8,523	$9,272
05/31/16	$8,207	$8,259	$9,116
06/30/16	$8,205	$8,264	$8,976
07/31/16	$8,617	$8,684	$9,420
08/31/16	$8,540	$8,608	$9,480
09/30/16	$8,716	$8,785	$9,597
10/31/16	$8,675	$8,744	$9,459
11/30/16	$8,511	$8,580	$9,240
12/31/16	$8,818	$8,896	$9,476
01/31/17	$9,014	$9,098	$9,812
02/28/17	$9,112	$9,238	$9,969
03/31/17	$9,303	$9,436	$10,221
04/30/17	$9,433	$9,563	$10,440
05/31/17	$9,720	$9,855	$10,779
06/30/17	$9,691	$9,826	$10,812
07/31/17	$10,015	$10,170	$11,211
08/31/17	$10,099	$10,281	$11,270
09/30/17	$10,096	$10,274	$11,479
10/31/17	$10,115	$10,296	$11,695
11/30/17	$10,314	$10,499	$11,790
12/31/17	$10,444	$10,639	$12,053
01/31/18	$10,783	$10,984	$12,725
02/28/18	$10,276	$10,467	$12,125
03/31/18	$10,168	$10,357	$11,911
04/30/18	$10,259	$10,442	$12,101
05/31/18	$9,996	$10,177	$11,821
06/30/18	$9,971	$10,160	$11,599
07/31/18	$10,209	$10,411	$11,877
08/31/18	$9,991	$10,214	$11,628
09/30/18	$9,946	$10,171	$11,681
10/31/18	$9,358	$9,573	$10,731
11/30/18	$9,591	$9,812	$10,833
12/31/18	$9,275	$9,494	$10,342
01/31/19	$9,835	$10,073	$11,124
02/28/19	$10,041	$10,283	$11,341
03/31/19	$10,140	$10,382	$11,409
04/30/19	$10,338	$10,582	$11,710
05/31/19	$10,156	$10,394	$11,081
06/30/19	$10,675	$10,929	$11,749
07/31/19	$10,506	$10,757	$11,607
08/31/19	$10,409	$10,670	$11,248
09/30/19	$10,654	$10,919	$11,538
10/31/19	$10,947	$11,224	$11,940
11/30/19	$10,899	$11,177	$12,045
12/31/19	$11,149	$11,440	$12,567
01/31/20	$11,144	$11,437	$12,229
02/29/20	$10,248	$10,512	$11,263
03/31/20	$8,567	$8,785	$9,632
04/30/20	$9,033	$9,261	$10,362
05/31/20	$9,116	$9,345	$10,701
06/30/20	$9,391	$9,625	$11,185
07/31/20	$9,611	$9,840	$11,683
08/31/20	$9,941	$10,194	$12,183
09/30/20	$9,670	$9,913	$11,884
10/31/20	$9,324	$9,556	$11,628
11/30/20	$10,321	$10,585	$13,193
12/31/20	$10,625	$10,903	$13,906
01/31/21	$10,538	$10,817	$13,936
02/28/21	$10,552	$10,832	$14,212
03/31/21	$11,067	$11,364	$14,391
04/30/21	$11,398	$11,702	$14,815
05/31/21	$11,749	$12,035	$15,278
06/30/21	$11,591	$11,901	$15,179
07/31/21	$11,763	$12,080	$14,929
08/31/21	$11,855	$12,190	$15,213
09/30/21	$11,333	$11,651	$14,726
10/31/21	$11,586	$11,918	$15,077
11/30/21	$11,172	$11,493	$14,399
12/31/21	$11,716	$12,047	$14,994
01/31/22	$11,730	$12,063	$14,441
02/28/22	$11,666	$12,007	$14,155
03/31/22	$11,786	$12,123	$14,178
04/30/22	$11,318	$11,639	$13,288
05/31/22	$11,356	$11,670	$13,383
06/30/22	$10,487	$10,777	$12,232
07/31/22	$10,667	$10,967	$12,650
08/31/22	$10,153	$10,438	$12,243
09/30/22	$9,068	$9,315	$11,020
10/31/22	$9,263	$9,516	$11,349
11/30/22	$10,089	$10,369	$12,689
12/31/22	$10,224	$10,510	$12,594
01/31/23	$10,869	$11,178	$13,615
02/28/23	$10,642	$10,950	$13,137
03/31/23	$10,834	$11,142	$13,459
04/30/23	$11,240	$11,557	$13,692
05/31/23	$10,776	$11,070	$13,195
06/30/23	$11,068	$11,365	$13,787
07/31/23	$11,464	$11,776	$14,347
08/31/23	$11,084	$11,423	$13,699
09/30/23	$10,753	$11,079	$13,266
10/31/23	$10,517	$10,837	$12,719
11/30/23	$11,245	$11,593	$13,864
12/31/23	$11,708	$12,087	$14,560
01/31/24	$11,628	$12,006	$14,416
02/29/24	$11,385	$11,752	$14,781
03/31/24	$11,630	$12,024	$15,243
04/30/24	$11,352	$11,698	$14,969
05/31/24	$11,675	$12,038	$15,404
06/30/24	$11,556	$11,921	$15,389
07/31/24	$12,272	$12,667	$15,745
08/31/24	$12,883	$13,313	$16,194
09/30/24	$13,113	$13,550	$16,630

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
DWX	21.95%	4.24%	2.75%
S&P International Dividend Opportunities Index	22.31%	4.41%	3.08%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$443,716,413
Number of Portfolio Holdings	103
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$2,065,444

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Utilities	21.0%
Communication Services	14.6%
Real Estate	14.2%
Financials	12.6%
Consumer Staples	11.5%
Energy	7.8%
Industrials	5.5%
Consumer Discretionary	4.9%
Health Care	3.5%
Information Technology	2.1%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.5%
Canada	14.6%
United Kingdom	8.9%
Switzerland	6.8%
Taiwan	6.0%
Australia	5.8%
France	5.2%
Italy	4.4%
Germany	3.7%
United States	3.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR DWX

SPDR S&P International Small Cap ETF

GWX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P International Small Cap ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Small Cap ETF	$44	0.40%

How did the Fund perform last year and what affected its performance?

The Index started off the fiscal year with the best quarter by posting a gain of 19.2%. In Q4 2023, risk assets gained in value on the back of growing anticipation of a potential policy easing.  In fact, interest rates were cut across fifteen economies in December 2023 including the U.S. Federal Reserve, European Central Bank, and Bank of England. The Index modestly gained 1.5% in Q1 2024 as global economic activity improved, with both services and manufacturing sectors advancing supported by resilient macroeconomic data and strong earnings. The Index lost 1.5% in Q2 2024 mainly driven by concerns around elections in France impacted the overall performance of European equities and contraction and decision to lower its regular bond repurchases in Japan. The Index bounced by in Q3 2024 by gaining 8.1% as the global economy showed signs of resilience with growth in the services sector offsetting weakness in manufacturing.  However, Japan had a mixed quarter. The Japanese Yen, appreciating sharply, saw its strongest run since 2008 resulted in carry trades – a strategy based on borrowing at a low interest rate and using the proceeds to buy higher-yielding currencies or assets – causing a plunge in the Japanese equity market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GWX	MSCI All Country World ex USA Index	S&P Developed ex-U.S. Under USD2 Billion Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,688	$9,901	$9,659
11/30/14	$9,558	$9,973	$9,524
12/31/14	$9,499	$9,613	$9,467
01/31/15	$9,469	$9,599	$9,452
02/28/15	$10,000	$10,112	$9,955
03/31/15	$9,967	$9,949	$9,915
04/30/15	$10,567	$10,451	$10,511
05/31/15	$10,657	$10,288	$10,580
06/30/15	$10,535	$10,001	$10,469
07/31/15	$10,339	$9,973	$10,304
08/31/15	$9,889	$9,211	$9,856
09/30/15	$9,523	$8,784	$9,488
10/31/15	$10,061	$9,438	$10,023
11/30/15	$10,020	$9,243	$9,971
12/31/15	$10,033	$9,069	$9,970
01/31/16	$9,295	$8,452	$9,236
02/29/16	$9,308	$8,355	$9,256
03/31/16	$10,149	$9,035	$10,095
04/30/16	$10,585	$9,272	$10,514
05/31/16	$10,521	$9,116	$10,411
06/30/16	$10,281	$8,976	$10,181
07/31/16	$10,911	$9,420	$10,776
08/31/16	$10,777	$9,480	$10,613
09/30/16	$11,064	$9,597	$10,921
10/31/16	$10,763	$9,459	$10,623
11/30/16	$10,521	$9,240	$10,372
12/31/16	$10,756	$9,476	$10,615
01/31/17	$11,151	$9,812	$10,999
02/28/17	$11,439	$9,969	$11,251
03/31/17	$11,584	$10,221	$11,379
04/30/17	$11,808	$10,440	$11,593
05/31/17	$12,142	$10,779	$11,960
06/30/17	$12,255	$10,812	$12,096
07/31/17	$12,625	$11,211	$12,473
08/31/17	$12,643	$11,270	$12,542
09/30/17	$12,867	$11,479	$12,772
10/31/17	$13,115	$11,695	$13,015
11/30/17	$13,399	$11,790	$13,320
12/31/17	$13,782	$12,053	$13,715
01/31/18	$14,421	$12,725	$14,373
02/28/18	$13,860	$12,125	$13,813
03/31/18	$13,624	$11,911	$13,610
04/30/18	$13,864	$12,101	$13,789
05/31/18	$13,858	$11,821	$13,767
06/30/18	$13,400	$11,599	$13,289
07/31/18	$13,365	$11,877	$13,219
08/31/18	$13,407	$11,628	$13,249
09/30/18	$13,385	$11,681	$13,269
10/31/18	$11,913	$10,731	$11,833
11/30/18	$12,000	$10,833	$11,922
12/31/18	$11,141	$10,342	$11,058
01/31/19	$11,945	$11,124	$11,863
02/28/19	$12,206	$11,341	$12,109
03/31/19	$12,087	$11,409	$11,994
04/30/19	$12,320	$11,710	$12,204
05/31/19	$11,668	$11,081	$11,578
06/30/19	$12,121	$11,749	$12,006
07/31/19	$11,985	$11,607	$11,866
08/31/19	$11,600	$11,248	$11,494
09/30/19	$11,875	$11,538	$11,765
10/31/19	$12,428	$11,940	$12,308
11/30/19	$12,614	$12,045	$12,486
12/31/19	$13,206	$12,567	$13,111
01/31/20	$12,617	$12,229	$12,533
02/29/20	$11,249	$11,263	$11,154
03/31/20	$9,459	$9,632	$9,320
04/30/20	$10,526	$10,362	$10,410
05/31/20	$11,236	$10,701	$11,113
06/30/20	$11,425	$11,185	$11,305
07/31/20	$11,885	$11,683	$11,758
08/31/20	$12,718	$12,183	$12,626
09/30/20	$12,672	$11,884	$12,577
10/31/20	$12,316	$11,628	$12,220
11/30/20	$13,978	$13,193	$13,913
12/31/20	$14,952	$13,906	$14,878
01/31/21	$14,829	$13,936	$14,776
02/28/21	$15,290	$14,212	$15,265
03/31/21	$15,698	$14,391	$15,633
04/30/21	$16,268	$14,815	$16,228
05/31/21	$16,567	$15,278	$16,584
06/30/21	$16,477	$15,179	$16,488
07/31/21	$16,476	$14,929	$16,482
08/31/21	$16,861	$15,213	$16,882
09/30/21	$16,462	$14,726	$16,470
10/31/21	$16,649	$15,077	$16,614
11/30/21	$15,666	$14,399	$15,585
12/31/21	$16,331	$14,994	$16,261
01/31/22	$15,054	$14,441	$14,969
02/28/22	$15,220	$14,155	$15,079
03/31/22	$15,334	$14,178	$15,214
04/30/22	$14,233	$13,288	$14,116
05/31/22	$14,216	$13,383	$14,052
06/30/22	$12,614	$12,232	$12,439
07/31/22	$13,458	$12,650	$13,270
08/31/22	$13,093	$12,243	$12,904
09/30/22	$11,464	$11,020	$11,283
10/31/22	$11,811	$11,349	$11,634
11/30/22	$13,035	$12,689	$12,826
12/31/22	$13,114	$12,594	$12,918
01/31/23	$14,134	$13,615	$13,916
02/28/23	$13,698	$13,137	$13,462
03/31/23	$13,771	$13,459	$13,544
04/30/23	$13,795	$13,692	$13,574
05/31/23	$13,351	$13,195	$13,123
06/30/23	$13,738	$13,787	$13,513
07/31/23	$14,364	$14,347	$14,153
08/31/23	$13,902	$13,699	$13,662
09/30/23	$13,236	$13,266	$13,022
10/31/23	$12,450	$12,719	$12,211
11/30/23	$13,614	$13,864	$13,388
12/31/23	$14,566	$14,560	$14,376
01/31/24	$14,216	$14,416	$13,994
02/29/24	$14,312	$14,781	$14,088
03/31/24	$14,813	$15,243	$14,589
04/30/24	$14,420	$14,969	$14,130
05/31/24	$14,951	$15,404	$14,627
06/30/24	$14,672	$15,389	$14,367
07/31/24	$15,346	$15,745	$14,977
08/31/24	$15,488	$16,194	$15,157
09/30/24	$15,873	$16,630	$15,526

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GWX	19.92%	5.98%	4.73%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Developed ex-U.S. Under USD2 Billion Index	19.23%	5.71%	4.50%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$691,702,963
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,609,632

What did the Fund invest in as of 9/30/2024?

Top Ten Sectors

Sector	% Value of Total Net Assets
Industrials	21.2%
Materials	12.8%
Consumer Discretionary	12.2%
Information Technology	12.0%
Health Care	9.1%
Real Estate	8.7%
Financials	8.4%
Consumer Staples	6.0%
Energy	3.5%
Communication Services	3.2%

Top Ten Countries

Country	% Value of Total Net Assets
Japan	38.2%
South Korea	10.7%
Australia	8.8%
Canada	8.1%
United Kingdom	7.5%
Sweden	4.6%
Israel	2.8%
Germany	2.5%
United States	1.6%
Italy	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR GWX

SPDR S&P North American Natural Resources ETF

NANR

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the SPDR S&P North American Natural Resources ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P North American Natural Resources ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by inflation expectations and when and by how much the U.S. Federal Reserve and other central banks would begin cutting rates. It was a challenging reporting period for commodities and natural resources as growing concerns around the health of the global economy and ample supply weighed on oil prices, which made Energy the worst performing sector in the broad market. Top positive contributors to the Fund's performance were Freeport-McMoRan, Agnico Eagle Mines, and Newmont Corporation. Bottom three contributors were EOG Resources, Cameco Corporation, and Imperial Oil Limited.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	NANR	MSCI ACWI IMI Index	S&P BMI North American Natural Resources Index
12/15/15	$10,000	$10,000	$10,000
12/31/15	$10,024	$10,125	$10,027
01/31/16	$9,544	$9,491	$9,548
02/29/16	$10,653	$9,441	$10,653
03/31/16	$11,669	$10,155	$11,678
04/30/16	$13,700	$10,316	$13,717
05/31/16	$13,032	$10,337	$13,040
06/30/16	$13,720	$10,263	$13,734
07/31/16	$14,117	$10,720	$14,133
08/31/16	$13,484	$10,756	$13,491
09/30/16	$13,721	$10,834	$13,731
10/31/16	$13,417	$10,625	$13,427
11/30/16	$13,985	$10,740	$13,988
12/31/16	$14,061	$10,972	$14,077
01/31/17	$14,590	$11,269	$14,610
02/28/17	$14,024	$11,579	$14,035
03/31/17	$13,945	$11,716	$13,956
04/30/17	$13,673	$11,905	$13,685
05/31/17	$13,318	$12,142	$13,321
06/30/17	$13,104	$12,214	$13,106
07/31/17	$13,811	$12,549	$13,815
08/31/17	$13,798	$12,593	$13,797
09/30/17	$14,234	$12,863	$14,235
10/31/17	$14,190	$13,123	$14,194
11/30/17	$14,321	$13,381	$14,318
12/31/17	$15,173	$13,599	$15,184
01/31/18	$15,679	$14,333	$15,694
02/28/18	$14,315	$13,734	$14,319
03/31/18	$14,369	$13,478	$14,375
04/30/18	$15,053	$13,603	$15,061
05/31/18	$15,477	$13,657	$15,477
06/30/18	$15,679	$13,575	$15,680
07/31/18	$15,519	$13,951	$15,522
08/31/18	$14,490	$14,079	$14,481
09/30/18	$14,756	$14,102	$14,748
10/31/18	$13,469	$12,999	$13,457
11/30/18	$13,484	$13,182	$13,463
12/31/18	$12,663	$12,228	$12,640
01/31/19	$13,819	$13,224	$13,798
02/28/19	$13,979	$13,591	$13,951
03/31/19	$14,206	$13,732	$14,176
04/30/19	$14,041	$14,186	$14,014
05/31/19	$12,842	$13,337	$12,803
06/30/19	$14,337	$14,194	$14,298
07/31/19	$14,109	$14,237	$14,073
08/31/19	$13,785	$13,878	$13,742
09/30/19	$13,797	$14,169	$13,754
10/31/19	$13,656	$14,559	$13,614
11/30/19	$13,828	$14,922	$13,776
12/31/19	$15,009	$15,451	$14,962
01/31/20	$13,924	$15,247	$13,881
02/29/20	$12,569	$13,999	$12,513
03/31/20	$9,742	$11,984	$9,688
04/30/20	$12,614	$13,304	$12,557
05/31/20	$12,659	$13,916	$12,587
06/30/20	$13,085	$14,361	$13,031
07/31/20	$13,661	$15,107	$13,597
08/31/20	$13,924	$16,021	$13,849
09/30/20	$12,819	$15,525	$12,745
10/31/20	$12,551	$15,189	$12,479
11/30/20	$14,558	$17,112	$14,465
12/31/20	$15,181	$17,962	$15,077
01/31/21	$15,195	$17,930	$15,096
02/28/21	$16,879	$18,407	$16,754
03/31/21	$17,611	$18,885	$17,485
04/30/21	$18,462	$19,704	$18,333
05/31/21	$19,889	$19,998	$19,693
06/30/21	$19,248	$20,240	$19,106
07/31/21	$18,656	$20,342	$18,520
08/31/21	$17,986	$20,845	$17,842
09/30/21	$18,413	$20,014	$18,263
10/31/21	$20,277	$20,988	$20,119
11/30/21	$19,595	$20,424	$19,427
12/31/21	$20,649	$21,235	$20,482
01/31/22	$22,185	$20,133	$22,014
02/28/22	$24,586	$19,673	$24,386
03/31/22	$27,211	$20,074	$26,998
04/30/22	$26,284	$18,480	$26,081
05/31/22	$27,803	$18,491	$27,576
06/30/22	$23,308	$16,895	$23,096
07/31/22	$23,966	$18,102	$23,757
08/31/22	$24,288	$17,460	$24,071
09/30/22	$22,632	$15,774	$22,406
10/31/22	$25,812	$16,745	$25,572
11/30/22	$27,296	$18,019	$27,026
12/31/22	$26,088	$17,327	$25,822
01/31/23	$27,855	$18,604	$27,575
02/28/23	$25,483	$18,087	$25,209
03/31/23	$25,836	$18,531	$25,537
04/30/23	$26,533	$18,767	$26,228
05/31/23	$23,636	$18,541	$23,337
06/30/23	$25,178	$19,622	$24,885
07/31/23	$27,064	$20,373	$26,755
08/31/23	$26,203	$19,788	$25,888
09/30/23	$25,911	$18,955	$25,596
10/31/23	$24,289	$18,323	$23,995
11/30/23	$24,702	$20,017	$24,380
12/31/23	$25,324	$21,067	$24,997
01/31/24	$23,865	$21,114	$23,558
02/29/24	$24,094	$21,997	$23,769
03/31/24	$27,009	$22,692	$26,649
04/30/24	$27,616	$21,922	$27,251
05/31/24	$28,385	$22,810	$27,993
06/30/24	$27,218	$23,233	$26,825
07/31/24	$28,123	$23,711	$27,721
08/31/24	$28,227	$24,264	$27,807
09/30/24	$28,283	$24,823	$27,860

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/15/15
NANR	9.15%	15.44%	12.54%
MSCI ACWI IMI Index	30.96%	11.87%	10.89%
S&P BMI North American Natural Resources Index	8.85%	15.16%	12.36%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$571,636,367
Number of Portfolio Holdings	153
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,869,865

What did the Fund invest in as of 9/30/2024?

Top Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	39.7%
Metals & Mining	35.6%
Containers & Packaging	7.1%
Chemicals	6.2%
Energy Equipment & Services	4.7%
Food Products	3.5%
Specialized REITs	2.0%
Paper & Forest Products	1.1%

Top Countries

Country	% Value of Total Net Assets
United States	75.0%
Canada	20.1%
Brazil	2.1%
United Kingdom	1.1%
Zambia	0.7%
Chile	0.5%
Turkey	0.2%
Burkina Faso	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR NANR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2024 and September 30, 2023, the aggregate audit fees billed for professional services rendered by the principal accountant, were $606,149 and $569,650, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2024 and September 30, 2023, the principal accountant did not bill the registrant any fees for assurances and related services that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2024 and September 30, 2023 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $66,973 and $64,195, respectively.

(d) All Other Fees.

For the fiscal years ended September 30, 2024 and September 30, 2023, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2024 (in millions)		FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5		$17.9
Tax Fees	$3.2		$5.6
All Other Fees	$15.0		$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Carolyn Clancy, Dwight Churchill, Clare Richer, James Ross, Sandra Sponem, Kristi Rowsell and Carl Verboncoeur.

Item 6. Investments.

(a) A schedule of investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
September 30, 2024
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 1.6%
Anheuser-Busch InBev SA	945,872	$62,683,944
CHINA — 1.6%
Prosus NV	1,433,370	62,804,731
FINLAND — 1.6%
Nokia OYJ	5,214,245	22,835,166
Nordea Bank Abp	3,456,377	40,850,824
		63,685,990
FRANCE — 32.2%
Air Liquide SA	569,986	110,216,407
Airbus SE	580,179	84,966,121
AXA SA	1,820,272	70,148,214
BNP Paribas SA	1,052,606	72,306,551
Cie de Saint-Gobain SA	496,955	45,324,098
Danone SA	635,094	46,312,784
EssilorLuxottica SA	305,336	72,447,770
Hermes International SCA	34,640	85,283,918
Kering SA	70,172	20,115,331
L'Oreal SA	238,190	106,877,760
LVMH Moet Hennessy Louis Vuitton SE	251,988	193,627,730
Pernod Ricard SA	195,106	29,526,642
Safran SA	372,907	87,856,221
TotalEnergies SE	2,363,879	154,335,154
Vinci SA	581,226	68,078,696
		1,247,423,397
GERMANY — 26.6%
adidas AG	163,955	43,531,422
Allianz SE	386,221	127,157,403
BASF SE	880,003	46,705,077
Bayer AG	968,633	32,782,632
Bayerische Motoren Werke AG	294,060	25,985,747
Deutsche Boerse AG	187,333	44,051,690
Deutsche Post AG	981,629	43,854,758
Deutsche Telekom AG	3,529,446	103,951,242
Infineon Technologies AG	1,287,583	45,208,251
Mercedes-Benz Group AG	696,733	45,131,268
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	131,893	72,760,573
SAP SE	1,006,211	229,537,529
Siemens AG	741,436	150,055,193
Volkswagen AG Preference Shares	203,310	21,592,202
		1,032,304,987
ITALY — 7.5%
Enel SpA	7,659,311	61,333,163
Eni SpA	2,250,687	34,367,539
Ferrari NV	114,653	53,704,187
Intesa Sanpaolo SpA	15,906,283	68,124,110
UniCredit SpA	1,614,602	70,934,823
		288,463,822
Security Description	Shares	Value
NETHERLANDS — 13.0%
Adyen NV (a) (b)	28,784	$45,057,670
ASML Holding NV	393,941	327,808,969
ING Groep NV	3,257,016	59,155,885
Koninklijke Ahold Delhaize NV	923,790	31,991,808
Wolters Kluwer NV	245,028	41,375,037
		505,389,369
SPAIN — 7.6%
Banco Bilbao Vizcaya Argentaria SA	5,683,414	61,577,607
Banco Santander SA	15,281,312	78,460,203
Iberdrola SA	5,729,101	88,812,169
Industria de Diseno Textil SA (c)	1,095,792	64,988,038
		293,838,017
UNITED STATES — 8.0%
Sanofi SA	1,134,186	130,251,702
Schneider Electric SE	567,531	149,607,454
Stellantis NV	2,114,690	29,284,125
		309,143,281
TOTAL COMMON STOCKS (Cost $3,483,833,510)		3,865,737,538

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	773,198	773,198
State Street Navigator Securities Lending Portfolio II (f) (g)	2,349,941	2,349,941
TOTAL SHORT-TERM INVESTMENTS (Cost $3,123,139)		3,123,139
TOTAL INVESTMENTS — 99.8% (Cost $3,486,956,649)		3,868,860,677
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,374,594
NET ASSETS — 100.0%		$3,875,235,271
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,865,737,538	$—	$—	$3,865,737,538
Short-Term Investments	3,123,139	—	—	3,123,139
TOTAL INVESTMENTS	$3,868,860,677	$—	$—	$3,868,860,677
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	20.9%
Industrials	17.3
Consumer Discretionary	16.7
Information Technology	16.1
Consumer Staples	7.1
Health Care	6.1
Energy	4.9
Materials	4.0
Utilities	3.9
Communication Services	2.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	517,541	$517,645	$202,885,270	$203,403,177	$262	$—	—	$—	$48,374
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,271,697	6,498,499	—	—	773,198	773,198	3,014
State Street Navigator Securities Lending Portfolio II	—	—	742,444,637	740,094,696	—	—	2,349,941	2,349,941	286,878
Total		$517,645	$952,601,604	$949,996,372	$262	$—		$3,123,139	$338,266
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.3%
ANZ Group Holdings Ltd.	8,822	$186,546
ASX Ltd.	397	17,608
Cochlear Ltd.	125	24,463
Commonwealth Bank of Australia (a)	2,536	238,198
Dexus REIT (a)	24,177	127,138
Goodman Group REIT	11,370	291,775
GPT Group REIT	11,630	40,180
Macquarie Group Ltd.	326	52,553
Medibank Pvt Ltd.	7,577	19,186
Mineral Resources Ltd. (a)	1,077	38,883
National Australia Bank Ltd.	2,867	74,288
Pilbara Minerals Ltd. (a) (b)	4,699	10,660
QBE Insurance Group Ltd.	4,451	51,074
REA Group Ltd. (a)	162	22,590
Scentre Group REIT	17,999	45,577
Stockland REIT (a)	4,170	15,159
Suncorp Group Ltd.	7,913	99,308
Transurban Group Stapled Security	27,502	250,514
Treasury Wine Estates Ltd.	1,752	14,585
Vicinity Ltd. REIT	66,043	101,256
Wesfarmers Ltd.	2,292	111,989
		1,833,530
AUSTRIA — 0.1%
Verbund AG	1,629	135,444
BELGIUM — 0.2%
Anheuser-Busch InBev SA	598	39,630
Elia Group SA	1,006	115,306
Groupe Bruxelles Lambert NV	162	12,647
KBC Group NV	610	48,622
UCB SA	337	60,930
Warehouses De Pauw CVA REIT	1,854	49,535
		326,670
BRAZIL — 1.0%
B3 SA - Brasil Bolsa Balcao	16,844	33,126
Banco BTG Pactual SA	5,000	30,546
BB Seguridade Participacoes SA	12,851	83,773
CCR SA	34,587	76,849
Cia Paranaense de Energia - Copel Class B, Preference Shares	19,077	35,696
CPFL Energia SA	5,500	34,268
Engie Brasil Energia SA	7,069	55,103
Hapvida Participacoes e Investimentos SA (b) (c)	14,582	10,711
Hypera SA	3,419	16,468
Localiza Rent a Car SA	4,629	34,851
MercadoLibre, Inc. (b)	104	213,404
Natura & Co. Holding SA	4,236	10,929
Raia Drogasil SA	4,903	22,949
Suzano SA	2,916	29,150
TIM SA	7,917	27,229
Security Description	Shares	Value
Wheaton Precious Metals Corp.	10,032	$613,378
		1,328,430
CANADA — 3.3%
Agnico Eagle Mines Ltd.	2,110	170,165
Bank of Montreal	8	723
BCE, Inc. (a)	2,061	71,733
Cameco Corp. (a)	560	26,782
Canadian Imperial Bank of Commerce (a)	3,050	187,296
Canadian Pacific Kansas City Ltd. (a)	672	57,537
CGI, Inc. (b)	1,573	181,199
Dollarama, Inc.	2,935	300,984
Element Fleet Management Corp. (a)	9,583	204,010
Great-West Lifeco, Inc. (a)	6,021	205,551
Hydro One Ltd. (a) (c)	11,409	395,910
iA Financial Corp., Inc.	892	74,017
IGM Financial, Inc. (a)	1,443	43,345
Intact Financial Corp.	744	143,023
Ivanhoe Mines Ltd. Class A (b)	3,931	58,545
Manulife Financial Corp. (a)	3,426	101,364
National Bank of Canada (a)	721	68,175
Onex Corp. (a)	1,955	137,087
Pan American Silver Corp.	1,374	28,722
Power Corp. of Canada (a)	6,150	194,203
Quebecor, Inc. Class B (a)	1,547	40,434
Restaurant Brands International, Inc. (a)	745	53,817
Rogers Communications, Inc. Class B (a)	1,724	69,396
Royal Bank of Canada	5,616	701,714
Shopify, Inc. Class A (a) (b)	1,522	122,069
Stantec, Inc. (a)	1,908	153,606
Sun Life Financial, Inc. (a)	3,300	191,632
Thomson Reuters Corp.	1,065	181,861
TMX Group Ltd. (a)	2,137	67,055
Toromont Industries Ltd. (a)	317	30,978
Toronto-Dominion Bank	4,598	291,070
		4,554,003
CHILE — 0.2%
Antofagasta PLC	5,664	152,936
Banco de Chile	252,764	32,289
Falabella SA (b)	16,662	61,793
Lundin Mining Corp. (a)	7,132	74,807
		321,825
CHINA — 3.1%
Advanced Micro-Fabrication Equipment, Inc. China Class A	678	15,888
Alibaba Group Holding Ltd.	29,624	419,522
Alibaba Health Information Technology Ltd. (a) (b)	28,000	19,285
Anhui Gujing Distillery Co. Ltd. Class A	300	8,703

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class B	2,200	$35,461
Anhui Yingjia Distillery Co. Ltd. Class A	1,200	12,503
Baidu, Inc. Class A (b)	4,272	58,078
Beijing Enterprises Water Group Ltd.	138,000	42,995
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	100,800	86,993
Bosideng International Holdings Ltd.	24,000	13,780
BYD Co. Ltd. Class A	2,200	96,602
BYD Co. Ltd. Class H	3,500	127,879
China International Capital Corp. Ltd. Class H (a) (c)	10,000	17,895
China Life Insurance Co. Ltd. Class H	23,000	46,252
China Longyuan Power Group Corp. Ltd. Class H	42,000	38,120
China Overseas Land & Investment Ltd.	36,500	74,809
China Resources Microelectronics Ltd. Class A	2,419	16,297
China Ruyi Holdings Ltd. (a) (b)	48,000	13,966
China Three Gorges Renewables Group Co. Ltd. Class A	58,800	40,748
China Yangtze Power Co. Ltd. Class A	14,596	62,671
Contemporary Amperex Technology Co. Ltd. Class A	3,360	120,930
CSPC Pharmaceutical Group Ltd.	22,720	17,696
Eve Energy Co. Ltd. Class A	4,100	28,577
Flat Glass Group Co. Ltd. Class A	3,600	10,401
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	8,000	21,577
Huadong Medicine Co. Ltd. Class A	2,800	13,999
JA Solar Technology Co. Ltd. Class A	6,916	13,390
JD Health International, Inc. (a) (b) (c)	7,750	34,921
Jiangsu Expressway Co. Ltd. Class H	28,000	28,369
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	19,884
Jiangsu Yanghe Distillery Co. Ltd. Class A	800	11,338
Jinko Solar Co. Ltd. Class A	17,259	21,726
Kingdee International Software Group Co. Ltd. (b)	61,000	70,679
Kweichow Moutai Co. Ltd. Class A	302	75,428
Li Auto, Inc. Class A (b)	13,168	183,259
LONGi Green Energy Technology Co. Ltd. Class A	15,532	38,971
Luzhou Laojiao Co. Ltd. Class A	900	19,251
Meituan Class B (b) (c)	8,948	198,140
MMG Ltd. (b)	33,600	11,982
Security Description	Shares	Value
Montage Technology Co. Ltd. Class A	1,633	$15,605
NARI Technology Co. Ltd. Class A	16,328	64,555
NetEase, Inc.	3,100	60,064
New Oriental Education & Technology Group, Inc.	1,400	11,175
NIO, Inc. ADR (b)	576	3,848
NIO, Inc. Class A (b)	4,702	34,111
Nongfu Spring Co. Ltd. Class H (a) (c)	5,400	23,776
NXP Semiconductors NV	60	14,401
PDD Holdings, Inc. ADR (b)	919	123,890
Prosus NV	4,528	198,399
Qifu Technology, Inc. ADR	628	18,721
Sanan Optoelectronics Co. Ltd. Class A	10,300	18,338
Shanghai Baosight Software Co. Ltd. Class A	4,292	20,231
Shanghai Baosight Software Co. Ltd. Class B	24,928	42,752
Shanjin International Gold Co. Ltd. Class C	4,800	12,764
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	700	21,893
Shenzhen Inovance Technology Co. Ltd. Class A	2,500	22,308
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	300	12,560
Sichuan Chuantou Energy Co. Ltd. Class A	10,200	27,472
Sungrow Power Supply Co. Ltd. Class A	4,180	59,475
Tencent Holdings Ltd.	11,084	634,431
Tianqi Lithium Corp. Class A	2,600	13,077
Tongwei Co. Ltd. Class A	9,400	30,663
Topsports International Holdings Ltd. (c)	44,000	19,543
TravelSky Technology Ltd. Class H	14,000	20,836
Trip.com Group Ltd. (b)	1,358	85,842
Unisplendour Corp. Ltd. Class A	6,000	20,695
Wuliangye Yibin Co. Ltd. Class A	1,100	25,542
WuXi AppTec Co. Ltd. Class A	2,300	17,207
Wuxi Biologics Cayman, Inc. (b) (c)	6,500	14,644
Xinyi Solar Holdings Ltd.	144,000	78,234
XPeng, Inc. Class A (a) (b)	8,710	59,375
Yealink Network Technology Corp. Ltd. Class A	2,700	16,311
Yunnan Baiyao Group Co. Ltd. Class A	2,480	21,616
Zangge Mining Co. Ltd. Class A	3,300	13,556
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	14,774
Zhejiang Expressway Co. Ltd. Class H	56,960	39,892

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	17,100	$67,585
ZTE Corp. Class H	22,600	58,482
		4,247,608
COLOMBIA — 0.0% (d)
Interconexion Electrica SA ESP	2,443	9,997
CZECH REPUBLIC — 0.0% (d)
Komercni Banka AS	648	22,887
DENMARK — 1.1%
Coloplast AS Class B	110	14,410
Genmab AS (b)	48	11,642
Novo Nordisk AS Class B	7,018	826,673
Novonesis (Novozymes) B Class B	4,717	340,525
Rockwool AS Class B	83	39,068
Tryg AS	800	19,019
Vestas Wind Systems AS (b)	14,466	320,203
		1,571,540
EGYPT — 0.0% (d)
Talaat Moustafa Group	9,102	12,004
FINLAND — 0.7%
Kesko OYJ Class B (a)	9,525	203,731
Nokia OYJ (e)	1,693	7,414
Nokia OYJ (e)	4,823	21,036
Nordea Bank Abp	29,881	353,163
Orion OYJ Class B	822	45,154
Sampo OYJ Class A	3,674	171,806
Wartsila OYJ Abp	5,657	126,901
		929,205
FRANCE — 1.9%
Alstom SA (b)	6,776	140,924
Capgemini SE	139	30,088
Covivio SA REIT	1,741	105,993
Dassault Systemes SE	6,168	245,270
Edenred SE	783	29,729
EssilorLuxottica SA	545	129,313
Gecina SA REIT	1,605	185,216
Getlink SE	10,436	186,586
Hermes International SCA	35	86,170
Ipsen SA	121	14,922
Kering SA	117	33,539
Klepierre SA REIT	7,422	243,861
Legrand SA	1,200	138,346
L'Oreal SA	523	234,674
LVMH Moet Hennessy Louis Vuitton SE	454	348,854
Pernod Ricard SA	757	114,562
Sartorius Stedim Biotech	61	12,782
Unibail-Rodamco-Westfield REIT (b)	147	12,895
Vinci SA	2,454	287,436
Vivendi SE	1,327	15,373
		2,596,533
Security Description	Shares	Value
GERMANY — 1.1%
adidas AG	223	$59,208
Allianz SE	709	233,427
Beiersdorf AG	174	26,245
Carl Zeiss Meditec AG	152	12,070
Deutsche Boerse AG	216	50,793
Infineon Technologies AG	880	30,898
Knorr-Bremse AG	156	13,902
LEG Immobilien SE	357	37,365
Merck KGaA	244	43,026
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	186	102,609
SAP SE	2,756	628,701
Sartorius AG Preference Shares	71	19,984
Siemens AG	453	91,680
Siemens Healthineers AG (c)	1,139	68,466
Vonovia SE	3,638	132,890
		1,551,264
GREECE — 0.0% (d)
Jumbo SA	889	25,499
HONG KONG — 0.5%
AIA Group Ltd.	21,800	195,477
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	24,000	—
Henderson Land Development Co. Ltd.	45,000	143,676
Hong Kong Exchanges & Clearing Ltd.	2,633	110,574
Hongkong Land Holdings Ltd.	18,300	67,161
MTR Corp. Ltd.	54,000	204,042
Prudential PLC	1,798	16,752
Sino Biopharmaceutical Ltd.	33,750	16,207
		753,889
INDIA — 2.1%
ABB India Ltd.	867	83,336
Adani Green Energy Ltd. (b)	6,862	155,801
Asian Paints Ltd.	339	13,467
AU Small Finance Bank Ltd. (c)	2,734	24,149
Avenue Supermarts Ltd. (b) (c)	316	19,217
Bajaj Finance Ltd.	427	39,250
Bajaj Finserv Ltd.	1,680	39,562
Bajaj Holdings & Investment Ltd.	494	61,865
Bharat Electronics Ltd.	52,516	178,665
Bharti Airtel Ltd.	2,230	45,492
Cholamandalam Investment & Finance Co. Ltd.	1,132	21,721
Colgate-Palmolive India Ltd.	2,163	98,198
Dabur India Ltd.	4,374	32,632
Divi's Laboratories Ltd.	283	18,382
DLF Ltd.	8,019	85,658
Dr. Reddy's Laboratories Ltd.	207	16,677
Godrej Properties Ltd. (b)	2,120	79,966
Havells India Ltd.	4,958	119,091

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
HCL Technologies Ltd.	1,865	$39,972
HDFC Asset Management Co. Ltd. (c)	1,976	101,376
HDFC Bank Ltd.	9,434	194,987
HDFC Life Insurance Co. Ltd. (c)	1,860	15,936
Hindustan Unilever Ltd.	2,320	81,899
Infosys Ltd. ADR (a)	7,248	161,413
Kotak Mahindra Bank Ltd.	1,368	30,265
Macrotech Developers Ltd. (c)	1,686	24,835
PI Industries Ltd.	931	51,724
SBI Life Insurance Co. Ltd. (c)	886	19,496
Sun Pharmaceutical Industries Ltd.	2,893	66,514
Suzlon Energy Ltd. (b)	197,922	189,062
Tata Consultancy Services Ltd.	2,904	147,918
Tata Consumer Products Ltd.	1,775	25,353
Tata Elxsi Ltd.	448	41,295
Tech Mahindra Ltd.	2,620	49,310
Thermax Ltd.	1,168	71,085
Titan Co. Ltd.	547	24,960
Torrent Pharmaceuticals Ltd.	1,515	61,404
Trent Ltd.	3,092	279,481
Wipro Ltd.	426	2,752
Wipro Ltd. ADR (a)	14,764	95,671
Zomato Ltd. (b)	13,812	45,045
		2,954,882
INDONESIA — 0.0% (d)
Amman Mineral Internasional PT (b)	37,000	22,667
Bank Central Asia Tbk. PT	41,400	28,233
		50,900
IRELAND — 0.7%
Accenture PLC Class A	1,492	527,392
Kingspan Group PLC	3,098	291,642
TE Connectivity PLC	986	148,876
		967,910
ISRAEL — 0.1%
Azrieli Group Ltd.	509	35,496
Bank Hapoalim BM	2,332	23,378
Nice Ltd. (b)	147	25,640
Teva Pharmaceutical Industries Ltd. ADR (b)	1,236	22,273
		106,787
ITALY — 0.5%
Amplifon SpA	955	27,509
Davide Campari-Milano NV (a)	1,951	16,549
DiaSorin SpA	113	13,229
FinecoBank Banca Fineco SpA	1,424	24,435
Mediobanca Banca di Credito Finanziario SpA	5,879	100,551
Moncler SpA	224	14,255
Recordati Industria Chimica e Farmaceutica SpA	601	34,074
Security Description	Shares	Value
Terna - Rete Elettrica Nazionale (a)	48,896	$441,365
UniCredit SpA	1,105	48,546
		720,513
JAPAN — 4.9%
Advantest Corp.	600	28,276
Astellas Pharma, Inc. (a)	10,100	116,294
Central Japan Railway Co.	22,400	519,441
Chugai Pharmaceutical Co. Ltd.	5,200	252,002
Daiichi Sankyo Co. Ltd.	4,300	141,560
Daito Trust Construction Co. Ltd.	200	24,343
Daiwa House Industry Co. Ltd.	6,500	204,715
East Japan Railway Co.	31,700	631,274
Eisai Co. Ltd.	400	14,947
FANUC Corp.	10,000	292,925
Fast Retailing Co. Ltd.	500	165,758
FUJIFILM Holdings Corp.	7,300	188,216
Fujitsu Ltd.	1,500	30,783
Hamamatsu Photonics KK (a)	2,000	26,223
Hikari Tsushin, Inc.	200	44,561
Hoya Corp.	600	82,991
Ibiden Co. Ltd. (a)	500	15,468
Japan Exchange Group, Inc.	7,200	93,398
Japan Real Estate Investment Corp. REIT (a)	44	175,643
Keisei Electric Railway Co. Ltd. (a)	4,400	131,317
Keyence Corp.	300	143,372
Kikkoman Corp.	1,000	11,381
Kubota Corp.	4,700	66,734
Kyocera Corp.	18,300	212,374
Kyowa Kirin Co. Ltd.	700	12,366
Lasertec Corp.	100	16,502
LY Corp.	4,900	14,364
M3, Inc.	1,100	11,058
Mitsubishi Estate Co. Ltd.	4,900	77,368
Mitsubishi UFJ Financial Group, Inc.	9,600	97,550
MonotaRO Co. Ltd. (a)	1,000	16,761
Murata Manufacturing Co. Ltd.	2,200	43,165
NEC Corp. (a)	1,300	124,965
Nexon Co. Ltd.	700	13,847
NIDEC Corp. (a)	1,200	25,218
Nintendo Co. Ltd.	500	26,692
Nippon Building Fund, Inc. REIT	255	234,962
Nippon Prologis REIT, Inc.	66	113,599
NTT Data Group Corp.	800	14,399
Obic Co. Ltd.	500	17,638
Olympus Corp.	2,500	47,513
Omron Corp.	4,800	219,698
Ono Pharmaceutical Co. Ltd. (a)	6,900	92,207
Oriental Land Co. Ltd.	900	23,268
ORIX Corp.	3,300	76,548
Pan Pacific International Holdings Corp.	600	15,499
Recruit Holdings Co. Ltd.	2,100	127,800

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Renesas Electronics Corp.	1,600	$23,255
SBI Holdings, Inc. (a)	3,200	73,714
Shionogi & Co. Ltd.	4,500	64,603
Shiseido Co. Ltd.	800	21,672
Shizuoka Financial Group, Inc.	8,700	75,693
SoftBank Group Corp.	1,300	76,588
Sony Group Corp.	12,500	242,721
Sysmex Corp. (a)	900	17,787
Takeda Pharmaceutical Co. Ltd.	400	11,474
TDK Corp.	4,000	50,979
Terumo Corp.	5,100	96,267
TIS, Inc.	3,300	84,230
Tokio Marine Holdings, Inc.	3,900	142,624
Tokyo Electron Ltd.	300	53,041
West Japan Railway Co.	15,100	287,559
Yaskawa Electric Corp.	4,600	160,730
Yokogawa Electric Corp.	7,800	199,308
		6,759,228
KUWAIT — 0.2%
Boubyan Bank KSCP	15,445	28,841
Gulf Bank KSCP	18,110	17,976
National Bank of Kuwait SAKP	55,600	160,835
		207,652
LUXEMBOURG — 0.0% (d)
Eurofins Scientific SE	222	14,098
Reinet Investments SCA	1,324	36,790
		50,888
MALAYSIA — 0.0% (d)
Gamuda Bhd.	25,926	50,802
MEXICO — 0.4%
Banco del Bajio SA (c)	4,647	10,910
Fibra Uno Administracion SA de CV REIT	54,482	63,704
Grupo Aeroportuario del Pacifico SAB de CV Class B (e)	2,240	39,070
Grupo Aeroportuario del Sureste SAB de CV Class B (e)	1,552	44,130
Grupo Financiero Banorte SAB de CV Class O	1,796	12,782
Grupo Mexico SAB de CV	16,077	90,030
Prologis Property Mexico SA de CV REIT	19,077	62,685
Promotora y Operadora de Infraestructura SAB de CV	6,510	61,546
Southern Copper Corp.	1,031	119,256
		504,113
NETHERLANDS — 0.7%
Adyen NV (b) (c)	29	45,396
Akzo Nobel NV	3,795	268,102
ASML Holding NV	635	528,401
NN Group NV	2,099	104,901
Universal Music Group NV (a)	1,327	34,803
		981,603
Security Description	Shares	Value
NEW ZEALAND — 0.1%
Mercury NZ Ltd.	16,960	$69,601
Meridian Energy Ltd.	21,957	82,982
Xero Ltd. (b)	343	35,560
		188,143
NORWAY — 0.3%
DNB Bank ASA	7,309	150,168
Gjensidige Forsikring ASA	6,852	128,418
Salmar ASA	1,150	60,434
		339,020
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,569	60,080
Budimex SA	65	10,124
Powszechna Kasa Oszczednosci Bank Polski SA	6,088	88,837
Powszechny Zaklad Ubezpieczen SA	7,865	86,271
Santander Bank Polska SA	871	103,145
		348,457
PORTUGAL — 0.0% (d)
EDP SA	7,309	33,461
QATAR — 0.1%
Masraf Al Rayan QSC	83,509	56,651
Mesaieed Petrochemical Holding Co.	89,034	39,859
Qatar International Islamic Bank QSC	12,403	37,437
Qatar Islamic Bank QPSC	8,250	48,376
		182,323
ROMANIA — 0.1%
NEPI Rockcastle NV (a)	19,377	164,045
RUSSIA — 0.0%
Alrosa PJSC (f)	15,622	—
Moscow Exchange MICEX-RTS PJSC (f)	29,855	—
Polyus PJSC GDR (b) (f)	234	—
Sberbank of Russia PJSC (f)	32,012	—
United Co. RUSAL International PJSC (b) (f)	46,750	—
VK IPJSC GDR (b) (f)	1,325	—
VTB Bank PJSC (b) (f)	2,596	—
		—
SAUDI ARABIA — 0.8%
Al Rajhi Bank	9,393	218,337
Alinma Bank	11,343	86,175
Arab National Bank	7,416	37,758
Bank AlBilad	10,124	106,330
Bank Al-Jazira (b)	16,510	75,521
Banque Saudi Fransi	4,822	41,389
Dar Al Arkan Real Estate Development Co. (b)	18,132	75,401
Dr. Sulaiman Al Habib Medical Services Group Co.	249	19,687

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Elm Co.	71	$22,019
Etihad Etisalat Co.	3,373	46,215
Jarir Marketing Co.	6,437	22,547
Nahdi Medical Co.	839	29,432
Riyad Bank	6,973	46,321
Saudi Awwal Bank	7,823	72,257
Saudi National Bank	9,156	83,716
Saudi Research & Media Group (b)	289	22,141
Saudi Tadawul Group Holding Co.	994	60,095
Saudi Telecom Co.	1,260	14,678
		1,080,019
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	128,800	287,338
CapitaLand Integrated Commercial Trust REIT	196,130	324,334
Genting Singapore Ltd.	52,300	35,696
Singapore Exchange Ltd.	3,100	27,615
STMicroelectronics NV	324	9,637
		684,620
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd. (a)	273	48,232
Discovery Ltd.	4,224	42,111
Gold Fields Ltd.	3,416	53,290
Naspers Ltd. Class N	530	129,018
		272,651
SOUTH KOREA — 0.8%
Amorepacific Corp.	119	13,441
CosmoAM&T Co. Ltd. (b)	449	43,056
Coway Co. Ltd.	286	14,588
Ecopro BM Co. Ltd. (b)	362	51,074
Ecopro Co. Ltd. (b)	179	12,128
Enchem Co. Ltd. (b)	52	7,229
HLB, Inc. (b)	453	29,687
Kakao Corp.	340	9,399
KakaoBank Corp.	745	12,049
KB Financial Group, Inc.	285	17,631
L&F Co. Ltd. (b)	178	15,449
LG Energy Solution Ltd. (b)	500	158,484
LG H&H Co. Ltd.	41	11,883
NAVER Corp.	199	25,779
NH Investment & Securities Co. Ltd.	4,579	46,991
Posco DX Co. Ltd.	440	10,262
Samsung Electronics Co. Ltd.	4,419	207,822
Samsung SDI Co. Ltd.	623	180,321
SK Biopharmaceuticals Co. Ltd. (b)	195	15,508
SK Hynix, Inc.	640	85,451
SK Square Co. Ltd. (b)	1,208	74,640
Yuhan Corp.	356	38,820
		1,081,692
SPAIN — 0.9%
Aena SME SA (c)	381	84,022
Security Description	Shares	Value
Amadeus IT Group SA	918	$66,513
EDP Renovaveis SA	9,308	163,199
Iberdrola SA	27,477	425,947
Industria de Diseno Textil SA (a)	4,638	275,065
Redeia Corp. SA	14,000	272,964
		1,287,710
SWEDEN — 0.5%
Atlas Copco AB Class A	3,572	69,226
Epiroc AB Class A	4,577	99,111
Epiroc AB Class B	1,897	35,988
H & M Hennes & Mauritz AB Class B (a)	2,612	44,527
Hexagon AB Class B	2,865	30,864
Industrivarden AB Class C	618	22,759
L E Lundbergforetagen AB Class B	2,062	118,188
Nibe Industrier AB Class B (a)	8,481	46,569
Skandinaviska Enskilda Banken AB Class A	5,277	80,821
Skanska AB Class B	3,697	77,247
Svenska Cellulosa AB SCA Class B	762	11,122
Svenska Handelsbanken AB Class A (a)	1,601	16,466
Tele2 AB Class B	4,561	51,700
		704,588
SWITZERLAND — 2.7%
ABB Ltd.	14,657	851,220
Alcon, Inc.	927	92,662
Baloise Holding AG	1,579	322,894
Banque Cantonale Vaudoise	142	14,704
Chocoladefabriken Lindt & Spruengli AG	1	127,793
Geberit AG	261	170,607
Givaudan SA	27	148,515
Julius Baer Group Ltd.	982	59,254
Kuehne & Nagel International AG	72	19,700
Novartis AG	5,434	625,823
Partners Group Holding AG	178	267,986
Sandoz Group AG	1,072	44,822
Sonova Holding AG	121	43,577
Straumann Holding AG	304	49,823
Swiss Life Holding AG	52	43,521
Swiss Prime Site AG	2,644	297,295
Swisscom AG	446	292,117
UBS Group AG	833	25,734
Zurich Insurance Group AG	304	183,723
		3,681,770
TAIWAN — 1.4%
Accton Technology Corp.	5,000	84,053
Advantech Co. Ltd.	2,499	25,388
Cathay Financial Holding Co. Ltd.	41,712	87,651
Delta Electronics, Inc.	15,000	180,352
E Ink Holdings, Inc.	2,000	18,517
Fortune Electric Co. Ltd.	1,100	21,863

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Largan Precision Co. Ltd.	1,000	$80,262
MediaTek, Inc.	2,000	74,258
Novatek Microelectronics Corp.	1,000	16,368
Taiwan High Speed Rail Corp.	68,000	63,603
Taiwan Semiconductor Manufacturing Co. Ltd.	39,000	1,179,372
Voltronic Power Technology Corp.	2,000	127,976
		1,959,663
THAILAND — 0.2%
Bangkok Expressway & Metro PCL	51,700	13,096
Bangkok Expressway & Metro PCL NVDR	210,100	53,215
Delta Electronics Thailand PCL	9,500	31,590
Delta Electronics Thailand PCL NVDR	17,700	58,858
Krungthai Card PCL NVDR	24,285	36,793
SCB X PCL	1,400	4,742
SCB X PCL NVDR	21,600	73,169
		271,463
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	46,874	81,238
Coca-Cola Icecek AS	5,828	9,717
Turkcell Iletisim Hizmetleri AS	9,704	27,022
Yapi ve Kredi Bankasi AS	10,702	9,679
		127,656
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	13,315	31,611
Multiply Group PJSC (b)	64,063	41,162
		72,773
UNITED KINGDOM — 1.9%
3i Group PLC	11,588	513,714
Admiral Group PLC	397	14,825
Ashtead Group PLC	1,835	142,415
AstraZeneca PLC	2,968	461,333
AstraZeneca PLC ADR	583	45,422
Aviva PLC	15,559	100,928
Barclays PLC	16,644	50,132
Barratt Developments PLC	7,801	50,090
Berkeley Group Holdings PLC	1,156	73,188
Bunzl PLC	1,688	80,017
Coca-Cola Europacific Partners PLC	509	40,084
Compass Group PLC	1,330	42,709
Diageo PLC	4,836	168,850
Halma PLC	3,186	111,454
Hargreaves Lansdown PLC	1,216	18,178
HSBC Holdings PLC	10,840	97,303
Informa PLC	8,494	93,449
Lloyds Banking Group PLC	28,088	22,153
London Stock Exchange Group PLC	475	65,116
Next PLC	486	63,768
Security Description	Shares	Value
Pearson PLC	1,510	$20,528
Persimmon PLC	700	15,432
RELX PLC (e)	1,658	78,039
RELX PLC (e)	550	25,891
Schroders PLC	2,577	12,071
Segro PLC REIT	7,467	87,539
Smith & Nephew PLC	2,183	33,908
Taylor Wimpey PLC	8,029	17,695
WPP PLC	1,237	12,663
		2,558,894
UNITED STATES — 64.1%
3M Co.	261	35,679
Abbott Laboratories	2,301	262,337
AbbVie, Inc.	2,804	553,734
Adobe, Inc. (b)	962	498,104
Advanced Micro Devices, Inc. (b)	2,717	445,805
AECOM	4,581	473,080
Aflac, Inc.	3,439	384,480
Agilent Technologies, Inc.	597	88,643
Airbnb, Inc. Class A (b)	476	60,362
Albemarle Corp.	146	13,828
Align Technology, Inc. (b)	155	39,420
Allegion PLC	893	130,146
Allstate Corp.	971	184,150
Ally Financial, Inc.	592	21,069
Alnylam Pharmaceuticals, Inc. (b)	190	52,256
Alphabet, Inc. Class A	8,201	1,360,136
Alphabet, Inc. Class C	11,405	1,906,802
Amazon.com, Inc. (b)	16,060	2,992,460
American Express Co.	1,725	467,820
American Financial Group, Inc.	719	96,777
American International Group, Inc.	2,571	188,274
American Tower Corp. REIT	737	171,397
Ameriprise Financial, Inc.	389	182,756
AMETEK, Inc.	1,165	200,042
Amgen, Inc.	1,008	324,788
Amphenol Corp. Class A	2,182	142,179
Analog Devices, Inc.	3,084	709,844
Annaly Capital Management, Inc. REIT (a)	3,641	73,075
ANSYS, Inc. (b)	64	20,392
Aon PLC Class A	389	134,590
Apollo Global Management, Inc.	1,462	182,618
Apple, Inc.	27,203	6,338,299
Applied Materials, Inc.	945	190,937
Arch Capital Group Ltd. (b)	1,654	185,050
Arista Networks, Inc. (b)	224	85,976
Arthur J Gallagher & Co.	336	94,540
Assurant, Inc.	537	106,788
AT&T, Inc.	10,997	241,934
Autodesk, Inc. (b)	411	113,222
Automatic Data Processing, Inc.	930	257,359
AutoZone, Inc. (b)	42	132,302
AvalonBay Communities, Inc. REIT	730	164,433

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Avantor, Inc. (b)	1,843	$47,678
Axon Enterprise, Inc. (b)	143	57,143
Bank of America Corp.	12,746	505,761
Bank of New York Mellon Corp.	2,228	160,104
Bath & Body Works, Inc.	372	11,874
Baxter International, Inc.	957	36,337
Becton Dickinson & Co.	657	158,403
Berkshire Hathaway, Inc. Class B (b)	1,140	524,696
Biogen, Inc. (b)	271	52,531
BioMarin Pharmaceutical, Inc. (b)	343	24,109
Bio-Rad Laboratories, Inc. Class A (b)	47	15,725
Bio-Techne Corp.	208	16,625
BlackRock, Inc.	359	340,874
Blackstone, Inc.	1,464	224,182
Block, Inc. CDI (b)	410	27,408
Block, Inc. (b)	199	13,359
Booking Holdings, Inc.	65	273,788
Booz Allen Hamilton Holding Corp.	232	37,760
Boston Scientific Corp. (b)	4,801	402,324
Bristol-Myers Squibb Co.	5,917	306,146
Broadcom, Inc.	9,151	1,578,547
Broadridge Financial Solutions, Inc.	506	108,805
Brown & Brown, Inc.	675	69,930
Brown-Forman Corp. Class B	1,702	83,738
Burlington Stores, Inc. (b)	168	44,265
BXP, Inc. REIT	1,172	94,299
Capital One Financial Corp.	1,023	153,174
Carlyle Group, Inc.	418	17,999
Carrier Global Corp.	556	44,752
Catalent, Inc. (b)	512	31,012
Cboe Global Markets, Inc.	219	44,867
CBRE Group, Inc. Class A (b)	1,889	235,143
CDW Corp.	1,028	232,636
Charles Schwab Corp.	3,185	206,420
Charter Communications, Inc. Class A (b)	262	84,909
Chipotle Mexican Grill, Inc. (b)	1,684	97,032
Chubb Ltd.	1,133	326,746
Church & Dwight Co., Inc.	1,252	131,109
Cincinnati Financial Corp.	602	81,944
Cintas Corp.	248	51,058
Cisco Systems, Inc.	9,631	512,562
Citigroup, Inc.	224	14,022
Clorox Co.	96	15,639
CME Group, Inc.	759	167,473
Cognizant Technology Solutions Corp. Class A	1,396	107,743
Coinbase Global, Inc. Class A (b)	159	28,329
Comcast Corp. Class A	8,042	335,914
Constellation Brands, Inc. Class A	199	51,280
Constellation Energy Corp.	224	58,244
Cooper Cos., Inc. (b)	324	35,750
Copart, Inc. (b)	982	51,457
Security Description	Shares	Value
Corning, Inc.	5,703	$257,490
Corpay, Inc. (b)	171	53,482
CoStar Group, Inc. (b)	475	35,834
Crowdstrike Holdings, Inc. Class A (b)	73	20,474
Crown Castle, Inc. REIT	910	107,953
CSL Ltd.	763	151,537
CSX Corp.	3,592	124,032
Danaher Corp.	1,142	317,499
Deere & Co.	481	200,736
Dexcom, Inc. (b)	664	44,515
Digital Realty Trust, Inc. REIT	2,998	485,166
Discover Financial Services	706	99,045
DocuSign, Inc. (b)	249	15,460
Dollar Tree, Inc. (b)	510	35,863
DoorDash, Inc. Class A (b)	171	24,407
DR Horton, Inc.	485	92,523
Eaton Corp. PLC	1,082	358,618
eBay, Inc.	3,035	197,609
Ecolab, Inc.	336	85,791
Edison International	13,295	1,157,862
Edwards Lifesciences Corp. (b)	2,182	143,990
Electronic Arts, Inc.	106	15,205
Elevance Health, Inc.	585	304,200
Eli Lilly & Co.	1,722	1,525,589
Enphase Energy, Inc. (b)	1,221	137,997
EPAM Systems, Inc. (b)	67	13,335
Equifax, Inc.	141	41,434
Equinix, Inc. REIT	500	443,815
Equitable Holdings, Inc.	2,954	124,157
Equity Residential REIT	1,344	100,074
Erie Indemnity Co. Class A	103	55,601
Essex Property Trust, Inc. REIT	438	129,394
Estee Lauder Cos., Inc. Class A	694	69,185
Everest Group Ltd.	108	42,318
Exact Sciences Corp. (a) (b)	234	15,940
Experian PLC	1,694	89,322
Extra Space Storage, Inc. REIT	347	62,526
F5, Inc. (b)	1,043	229,669
FactSet Research Systems, Inc.	35	16,095
Fastenal Co.	2,837	202,619
Ferrovial SE	17,796	766,246
Fidelity National Information Services, Inc.	1,035	86,681
First Solar, Inc. (b)	1,154	287,854
Fiserv, Inc. (b)	1,163	208,933
Fortinet, Inc. (b)	1,241	96,240
Fortive Corp.	1,731	136,628
Fox Corp. Class A	1,124	47,579
Fox Corp. Class B	1,028	39,886
Garmin Ltd.	515	90,655
Gartner, Inc. (b)	84	42,568
General Mills, Inc.	1,796	132,635
Gilead Sciences, Inc.	958	80,319
Global Payments, Inc.	551	56,433
GoDaddy, Inc. Class A (b)	231	36,216

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Goldman Sachs Group, Inc.	139	$68,820
GSK PLC	8,283	168,489
Haleon PLC	15,435	81,345
Hartford Financial Services Group, Inc.	1,437	169,006
Healthpeak Properties, Inc. REIT	784	17,930
HEICO Corp. Class A	137	27,915
Henry Schein, Inc. (b)	1,017	74,139
Hershey Co.	405	77,671
Hewlett Packard Enterprise Co.	10,107	206,789
Hilton Worldwide Holdings, Inc.	132	30,426
Hologic, Inc. (b)	803	65,412
Home Depot, Inc.	1,958	793,382
Humana, Inc.	319	101,040
Huntington Bancshares, Inc.	1,472	21,638
IDEX Corp.	267	57,272
IDEXX Laboratories, Inc. (b)	207	104,581
Illinois Tool Works, Inc.	1,668	437,133
Illumina, Inc. (b)	364	47,469
Incyte Corp. (b)	247	16,327
Insulet Corp. (b)	110	25,603
Intel Corp.	10,110	237,181
Intercontinental Exchange, Inc.	1,113	178,792
International Business Machines Corp.	3,976	879,014
Interpublic Group of Cos., Inc.	666	21,066
Intuit, Inc.	623	386,883
Intuitive Surgical, Inc. (b)	795	390,560
IQVIA Holdings, Inc. (b)	731	173,225
Iron Mountain, Inc. REIT	684	81,280
Jack Henry & Associates, Inc.	80	14,123
Johnson & Johnson	5,480	888,089
JPMorgan Chase & Co.	6,104	1,287,089
Juniper Networks, Inc.	5,055	197,044
Kenvue, Inc.	672	15,543
Keurig Dr. Pepper, Inc.	3,356	125,783
Keysight Technologies, Inc. (b)	588	93,451
KKR & Co., Inc.	1,170	152,779
KLA Corp.	326	252,458
Labcorp Holdings, Inc.	142	31,734
Lam Research Corp.	195	159,136
Lennar Corp. Class A	494	92,615
Liberty Media Corp.-Liberty Formula One Class C (b)	664	51,414
Linde PLC	228	108,724
Live Nation Entertainment, Inc. (b)	483	52,884
LKQ Corp.	1,089	43,473
Lowe's Cos., Inc.	1,280	346,688
Lululemon Athletica, Inc. (b)	353	95,787
M&T Bank Corp.	611	108,831
Markel Group, Inc. (b)	58	90,978
MarketAxess Holdings, Inc.	64	16,397
Marriott International, Inc. Class A	112	27,843
Marsh & McLennan Cos., Inc.	1,210	269,939
Marvell Technology, Inc.	1,936	139,624
Masco Corp.	205	17,208
Security Description	Shares	Value
Mastercard, Inc. Class A	1,701	$839,954
Match Group, Inc. (b)	382	14,455
McCormick & Co., Inc.	224	18,435
McDonald's Corp.	1,684	512,795
Medtronic PLC	3,541	318,796
Merck & Co., Inc.	6,666	756,991
Meta Platforms, Inc. Class A	3,996	2,287,470
MetLife, Inc.	3,515	289,917
Mettler-Toledo International, Inc. (b)	67	100,480
Micron Technology, Inc.	1,252	129,845
Microsoft Corp.	13,312	5,728,154
MicroStrategy, Inc. Class A (a) (b)	78	13,151
Moderna, Inc. (b)	450	30,074
Molina Healthcare, Inc. (b)	80	27,565
Monster Beverage Corp. (b)	724	37,771
Moody's Corp.	647	307,060
Morgan Stanley	2,683	279,676
Motorola Solutions, Inc.	748	336,323
Nasdaq, Inc.	721	52,640
NetApp, Inc.	656	81,023
Netflix, Inc. (b)	814	577,346
Neurocrine Biosciences, Inc. (b)	148	17,053
Newmont Corp.	2,768	147,950
NIKE, Inc. Class B	2,044	180,690
Norfolk Southern Corp.	194	48,209
Northern Trust Corp.	582	52,397
NVIDIA Corp.	45,064	5,472,572
NVR, Inc. (b)	4	39,247
Old Dominion Freight Line, Inc.	148	29,399
Omnicom Group, Inc.	450	46,526
Oracle Corp.	4,425	754,020
O'Reilly Automotive, Inc. (b)	206	237,230
PACCAR, Inc.	736	72,628
Palantir Technologies, Inc. Class A (b)	1,430	53,196
Palo Alto Networks, Inc. (b)	500	170,900
Parker-Hannifin Corp.	499	315,278
Paychex, Inc.	769	103,192
Paycom Software, Inc.	71	11,826
PayPal Holdings, Inc. (b)	2,063	160,976
Pentair PLC	2,957	289,165
Pfizer, Inc.	10,413	301,352
Pinterest, Inc. Class A (b)	646	20,911
PNC Financial Services Group, Inc.	1,246	230,323
Pool Corp.	94	35,419
PPG Industries, Inc.	1,180	156,303
Progressive Corp.	1,176	298,422
Prologis, Inc. REIT	2,572	324,792
Prudential Financial, Inc.	1,580	191,338
Public Storage REIT	446	162,286
PulteGroup, Inc.	427	61,287
Qiagen NV (b)	267	12,059
QUALCOMM, Inc.	2,250	382,613
Quanta Services, Inc.	1,026	305,902

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Quest Diagnostics, Inc.	171	$26,548
Raymond James Financial, Inc.	306	37,473
Realty Income Corp. REIT	1,587	100,648
Regency Centers Corp. REIT	1,464	105,745
Regeneron Pharmaceuticals, Inc. (b)	181	190,274
Regions Financial Corp.	3,604	84,081
Reliance, Inc.	369	106,718
ResMed, Inc.	432	105,460
Revvity, Inc.	853	108,971
Rivian Automotive, Inc. Class A (a) (b)	1,236	13,868
Roche Holding AG	1,400	449,102
Rockwell Automation, Inc.	402	107,921
Rollins, Inc.	475	24,026
Roper Technologies, Inc.	60	33,386
Ross Stores, Inc.	875	131,696
Royalty Pharma PLC Class A	880	24,895
S&P Global, Inc.	1,039	536,768
Salesforce, Inc.	1,761	482,003
Sanofi SA	2,243	257,590
SBA Communications Corp. REIT	183	44,048
Schneider Electric SE	4,401	1,160,152
SEI Investments Co.	347	24,009
ServiceNow, Inc. (b)	528	472,238
Sherwin-Williams Co.	2,030	774,790
Simon Property Group, Inc. REIT	1,161	196,232
Skyworks Solutions, Inc.	138	13,630
Snap, Inc. Class A (b)	1,424	15,237
Snap-on, Inc.	69	19,990
Snowflake, Inc. Class A (b)	249	28,600
Starbucks Corp.	2,111	205,801
State Street Corp. (g)	251	22,206
Steel Dynamics, Inc.	88	11,095
STERIS PLC	162	39,291
Stryker Corp.	876	316,464
Sun Communities, Inc. REIT	104	14,056
Super Micro Computer, Inc. (b)	59	24,568
Swiss Re AG	884	122,296
Synchrony Financial	1,850	92,278
T. Rowe Price Group, Inc.	548	59,694
Target Corp.	224	34,913
Teledyne Technologies, Inc. (b)	305	133,486
Teleflex, Inc.	119	29,431
Teradyne, Inc.	444	59,465
Tesla, Inc. (b)	5,637	1,474,808
Texas Instruments, Inc.	1,812	374,305
Thermo Fisher Scientific, Inc.	848	524,547
TJX Cos., Inc.	4,145	487,203
T-Mobile U.S., Inc.	760	156,834
Trade Desk, Inc. Class A (b)	584	64,036
Tradeweb Markets, Inc. Class A	173	21,395
Trane Technologies PLC	63	24,490
TransDigm Group, Inc.	138	196,944
TransUnion	178	18,637
Travelers Cos., Inc.	813	190,340
Security Description	Shares	Value
Trimble, Inc. (b)	1,328	$82,456
U.S. Bancorp	3,410	155,939
Uber Technologies, Inc. (b)	3,121	234,574
U-Haul Holding Co.	847	60,983
Ulta Beauty, Inc. (b)	191	74,322
Union Pacific Corp.	1,243	306,375
United Parcel Service, Inc. Class B	698	95,165
United Rentals, Inc.	80	64,778
UnitedHealth Group, Inc.	1,775	1,037,807
Veeva Systems, Inc. Class A (b)	192	40,295
Ventas, Inc. REIT	1,206	77,341
Veralto Corp.	375	41,948
VeriSign, Inc. (b)	106	20,136
Verisk Analytics, Inc.	222	59,487
Verizon Communications, Inc.	6,844	307,364
Vertex Pharmaceuticals, Inc. (b)	414	192,543
Vertiv Holdings Co. Class A	258	25,668
VICI Properties, Inc. REIT	1,167	38,873
Visa, Inc. Class A	3,308	909,535
Vulcan Materials Co.	77	19,283
W.R. Berkley Corp.	1,628	92,356
Walmart, Inc.	5,742	463,667
Walt Disney Co.	3,460	332,817
Waste Management, Inc.	615	127,674
Waters Corp. (b)	74	26,632
Wells Fargo & Co.	4,675	264,091
Welltower, Inc. REIT	1,512	193,581
West Pharmaceutical Services, Inc.	80	24,013
Westinghouse Air Brake Technologies Corp.	585	106,335
Willis Towers Watson PLC	319	93,955
Workday, Inc. Class A (b)	135	32,995
WP Carey, Inc. REIT	333	20,746
WW Grainger, Inc.	246	255,547
Wynn Resorts Ltd.	132	12,656
Xylem, Inc.	4,054	547,412
Yum! Brands, Inc.	768	107,297
Zebra Technologies Corp. Class A (b)	73	27,033
Zillow Group, Inc. Class C (b)	286	18,261
Zimmer Biomet Holdings, Inc.	560	60,452
Zoetis, Inc.	1,282	250,477
Zoom Video Communications, Inc. Class A (b)	345	24,060
		88,725,757
TOTAL COMMON STOCKS (Cost $111,956,708)		137,340,311

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (h) (i)	841,331	841,331

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (j)	2,440,281	$2,440,281
TOTAL SHORT-TERM INVESTMENTS (Cost $3,281,612)		3,281,612
TOTAL INVESTMENTS — 101.6% (Cost $115,238,320)		140,621,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(2,146,884)
NET ASSETS — 100.0%		$138,475,039
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (Long)	13	12/20/2024	$969,113	$986,862	$17,749

During the year ended September 30, 2024, the average notional value related to futures contracts was $1,199,853.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$137,290,883	$49,428	$0(a)	$137,340,311
Short-Term Investments	3,281,612	—	—	3,281,612
TOTAL INVESTMENTS	$140,572,495	$49,428	$0	$140,621,923
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$17,749	$—	$—	$17,749
TOTAL OTHER FINANCIAL INSTRUMENTS:	$17,749	$—	$—	$17,749
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Sector Breakdown as of September 30, 2024

		% of Net Assets
	Information Technology	26.8%
	Financials	17.5
	Industrials	12.7
	Health Care	12.0
	Consumer Discretionary	9.8
	Communication Services	7.1
	Real Estate	5.5
	Utilities	2.8
	Materials	2.8
	Consumer Staples	2.2
	Energy	0.0 *
	Short-Term Investments	2.4
	Liabilities in Excess of Other Assets	(1.6)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	555	$37,163	$2,369	$23,953	$(894)	$7,521	251	$22,206	$691
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,265	1,610,587	8,195,806	9,806,143	(235)	(15)	—	—	50,209
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	855,311	13,980	—	—	841,331	841,331	2,085
State Street Navigator Securities Lending Portfolio II	7,811,145	7,811,145	28,834,349	34,205,213	—	—	2,440,281	2,440,281	20,373
Total		$9,458,895	$37,887,835	$44,049,289	$(1,129)	$7,506		$3,303,818	$73,358
See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.9%
ANZ Group Holdings Ltd.	202,451	$4,280,929
Aristocrat Leisure Ltd.	22,039	895,968
BHP Group Ltd.	312,482	9,963,414
Brambles Ltd.	159,476	2,105,413
Cochlear Ltd.	2,419	473,398
Coles Group Ltd.	82,754	1,036,836
Commonwealth Bank of Australia	111,268	10,451,052
Endeavour Group Ltd.	104,127	362,635
Fortescue Ltd. (a)	112,632	1,615,904
Glencore PLC (b)	654,846	3,756,819
Goodman Group REIT	93,212	2,391,990
Insurance Australia Group Ltd.	242,679	1,239,119
Macquarie Group Ltd.	28,872	4,654,361
Medibank Pvt Ltd.	189,454	479,733
Mineral Resources Ltd. (a)	10,014	361,533
National Australia Bank Ltd.	189,197	4,902,391
Northern Star Resources Ltd.	62,403	691,375
Origin Energy Ltd.	192,477	1,336,645
Pilbara Minerals Ltd. (a) (b)	150,085	340,477
Pro Medicus Ltd.	2,196	271,560
QBE Insurance Group Ltd.	77,545	889,800
Rio Tinto Ltd. (a)	25,260	2,262,891
Rio Tinto PLC	69,144	4,914,624
Santos Ltd.	159,419	776,391
Scentre Group REIT	185,911	470,762
Sonic Healthcare Ltd.	57,968	1,095,063
South32 Ltd.	397,124	1,038,653
Suncorp Group Ltd.	160,227	2,010,839
Telstra Group Ltd.	281,099	756,649
Transurban Group Stapled Security	184,587	1,681,392
Vicinity Ltd. REIT	407,341	624,530
Wesfarmers Ltd.	82,754	4,043,429
Westpac Banking Corp.	236,991	5,215,166
WiseTech Global Ltd. (a)	7,086	674,414
Woodside Energy Group Ltd. (a)	129,046	2,256,047
Woolworths Group Ltd.	104,127	2,405,530
		82,727,732
AUSTRIA — 0.1%
Erste Group Bank AG	30,785	1,692,112
OMV AG	15,343	656,860
Verbund AG	665	55,292
		2,404,264
BELGIUM — 0.5%
Ageas SA	20,112	1,075,612
Anheuser-Busch InBev SA	46,855	3,105,131
KBC Group NV	20,253	1,614,332
Syensqo SA	9,636	856,147
UCB SA	11,908	2,152,968
		8,804,190
Security Description	Shares	Value
BRAZIL — 1.5%
Ambev SA ADR	411,356	$1,003,709
B3 SA - Brasil Bolsa Balcao	454,617	894,074
Banco Bradesco SA ADR	482,101	1,282,389
Banco do Brasil SA	125,622	626,980
BB Seguridade Participacoes SA	96,839	631,273
BRF SA (b)	70,400	305,733
CCR SA	178,911	397,521
Centrais Eletricas Brasileiras SA	93,155	673,115
Cia Energetica de Minas Gerais ADR	325,299	670,116
Cia Siderurgica Nacional SA ADR	127,087	303,738
Cosan SA	227,081	545,415
Energisa SA	22,952	188,773
Equatorial Energia SA (c)	102,641	612,551
Equatorial Energia SA (b) (c)	4,784	28,585
Gerdau SA ADR	119,812	419,342
Hapvida Participacoes e Investimentos SA (b) (d)	389,155	285,839
Itau Unibanco Holding SA ADR	391,815	2,605,570
Klabin SA	89,969	345,119
Localiza Rent a Car SA	56,116	422,483
Natura & Co. Holding SA	106,653	275,161
Petroleo Brasileiro SA ADR	246,778	3,255,002
PRIO SA	72,126	573,877
Raia Drogasil SA	157,606	737,702
Rumo SA	140,555	516,196
Sendas Distribuidora SA (b)	120,700	165,564
Suzano SA	51,704	516,869
TOTVS SA	80,279	421,016
Vale SA	9,639	112,412
Vale SA ADR	207,962	2,428,996
Vibra Energia SA	103,761	445,849
WEG SA	118,931	1,187,825
Wheaton Precious Metals Corp. (a)	29,261	1,789,081
Yara International ASA	17,891	567,510
		25,235,385
CANADA — 7.5%
Agnico Eagle Mines Ltd.	25,215	2,033,513
Alimentation Couche-Tard, Inc.	41,603	2,302,569
Bank of Montreal	56,156	5,072,933
Bank of Nova Scotia (a)	83,149	4,535,512
Barrick Gold Corp.	116,584	2,321,411
Brookfield Asset Management Ltd. Class A	22,605	1,069,887
Brookfield Corp. (a)	90,451	4,809,279
CAE, Inc. (a) (b)	34,612	650,504
Cameco Corp. (a)	33,005	1,578,484
Canadian Apartment Properties REIT	2,327	94,720

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (a)	65,356	$4,013,423
Canadian National Railway Co.	45,499	5,333,785
Canadian Natural Resources Ltd.	155,033	5,153,804
Canadian Pacific Kansas City Ltd. (a)	54,730	4,686,050
Canadian Tire Corp. Ltd. Class A (a)	9,483	1,137,791
CCL Industries, Inc. Class B (a)	10,566	644,855
Cenovus Energy, Inc.	77,980	1,305,679
CGI, Inc. (b)	10,769	1,240,514
Constellation Software, Inc.	1,234	4,019,098
Dollarama, Inc.	16,834	1,726,328
Enbridge, Inc. (a)	94,358	3,837,321
Fairfax Financial Holdings Ltd.	1,127	1,424,586
FirstService Corp. (a)	1,630	298,153
Franco-Nevada Corp.	12,063	1,499,939
George Weston Ltd.	4,673	785,204
Gildan Activewear, Inc. (a)	23,227	1,094,512
IGM Financial, Inc. (a)	17,756	533,357
Imperial Oil Ltd.	28,744	2,024,495
Intact Financial Corp.	3,902	750,101
Ivanhoe Mines Ltd. Class A (b)	21,238	316,302
Kinross Gold Corp.	105,488	989,328
Loblaw Cos. Ltd.	20,127	2,682,905
Magna International, Inc.	15,137	621,637
Manulife Financial Corp. (a)	122,583	3,626,813
National Bank of Canada (a)	37,489	3,544,798
Nutrien Ltd. (a)	35,549	1,710,152
Onex Corp. (a)	6,122	429,281
Open Text Corp. (a)	17,756	591,713
Pan American Silver Corp.	18,994	397,047
Parkland Corp. (a)	3,539	91,321
Pembina Pipeline Corp.	7,603	313,755
RB Global, Inc. (a)	7,055	568,442
Restaurant Brands International, Inc.	15,132	1,093,106
Rogers Communications, Inc. Class B	42,350	1,704,721
Royal Bank of Canada	102,375	12,791,665
Shopify, Inc. Class A (b)	70,851	5,682,450
Sun Life Financial, Inc.	49,459	2,872,096
Suncor Energy, Inc.	104,404	3,857,913
TC Energy Corp. (a)	56,423	2,685,099
Teck Resources Ltd. Class B	34,172	1,786,824
TELUS Corp.	75,558	1,269,041
TFI International, Inc. (a)	2,546	349,122
Thomson Reuters Corp. (a)	15,798	2,697,687
Toronto-Dominion Bank	122,592	7,760,515
Tourmaline Oil Corp.	8,320	386,823
		126,798,363
CHILE — 0.1%
Antofagasta PLC	5,753	155,339
Security Description	Shares	Value
Banco Santander Chile	3,567,458	$185,743
Enel Americas SA	1,793,455	183,340
Enel Chile SA ADR	244,061	680,930
Latam Airlines Group SA	6,072,797	78,252
Lundin Mining Corp. (a)	23,096	242,252
Sociedad Quimica y Minera de Chile SA ADR (a)	12,062	502,744
		2,028,600
CHINA — 8.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	22,500	57,547
AAC Technologies Holdings, Inc.	68,000	279,266
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	78,337
AECC Aero-Engine Control Co. Ltd. Class A	163,000	511,220
AECC Aviation Power Co. Ltd. Class A	45,600	269,027
Agricultural Bank of China Ltd. Class H	1,901,000	895,740
Air China Ltd. Class A (b)	52,500	59,111
Airtac International Group	17,789	513,212
Akeso, Inc. (a) (b) (d)	52,000	459,247
Alibaba Group Holding Ltd.	818,900	11,596,910
Alibaba Group Holding Ltd. ADR	14,752	1,565,482
Alibaba Health Information Technology Ltd. (a) (b)	368,000	253,466
Aluminum Corp. of China Ltd. Class A	179,700	228,520
Angel Yeast Co. Ltd. Class A	10,000	52,039
Anhui Conch Cement Co. Ltd. Class H (a)	33,500	98,548
Anhui Gujing Distillery Co. Ltd. Class B	12,900	207,928
Anhui Kouzi Distillery Co. Ltd. Class A	9,200	63,032
Anhui Yingjia Distillery Co. Ltd. Class A	4,100	42,719
Anjoy Foods Group Co. Ltd. Class A	11,000	156,136
ANTA Sports Products Ltd.	58,800	714,987
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	139,019
Autohome, Inc. ADR	5,331	173,897
AviChina Industry & Technology Co. Ltd. Class H (a)	510,000	249,501
Avicopter PLC Class A	80,300	478,680
Baidu, Inc. Class A (b)	142,764	1,940,892
Bank of Chengdu Co. Ltd. Class A	68,600	154,380
Bank of China Ltd. Class H	5,006,436	2,365,448

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bank of Communications Co. Ltd. Class H	1,028,710	$789,329
Bank of Ningbo Co. Ltd. Class A	14,100	51,777
BeiGene Ltd. (b)	45,171	841,486
Beijing Enterprises Water Group Ltd.	294,000	91,597
Beijing Roborock Technology Co. Ltd. Class A	1,743	69,215
Beijing Tiantan Biological Products Corp. Ltd. Class A	59,440	213,516
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,000	140,376
Beijing Yanjing Brewery Co. Ltd. Class A	67,800	108,985
Bilibili, Inc. Class Z (b)	15,802	394,262
Bloomage Biotechnology Corp. Ltd. Class A	24,232	244,098
BOC Hong Kong Holdings Ltd.	156,000	500,084
BYD Co. Ltd. Class A	12,100	531,310
BYD Co. Ltd. Class H	57,500	2,100,869
BYD Electronic International Co. Ltd.	42,000	176,003
CGN Power Co. Ltd. Class H (d)	618,400	238,841
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	2,400	37,684
China CITIC Bank Corp. Ltd. Class H	493,000	314,809
China Construction Bank Corp. Class A	67,100	76,029
China Construction Bank Corp. Class H	4,647,720	3,518,326
China Eastern Airlines Corp. Ltd. Class A (b)	292,400	172,967
China Everbright Bank Co. Ltd. Class H	36,000	12,236
China Feihe Ltd. (d)	175,000	132,475
China Galaxy Securities Co. Ltd. Class H	177,000	165,435
China Gas Holdings Ltd.	113,200	105,367
China Greatwall Technology Group Co. Ltd. Class A (b)	70,400	104,413
China Hongqiao Group Ltd.	114,500	191,042
China Life Insurance Co. Ltd. Class H	521,000	1,047,701
China Literature Ltd. (b) (d)	36,800	153,501
China Longyuan Power Group Corp. Ltd. Class H	232,000	210,570
China Mengniu Dairy Co. Ltd.	327,000	787,242
China Merchants Bank Co. Ltd. Class H	343,514	1,704,855
China Merchants Port Holdings Co. Ltd.	390,108	621,762
Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,900	$31,331
China Minsheng Banking Corp. Ltd. Class H (a)	317,200	129,453
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	27,800	81,946
China Oilfield Services Ltd. Class H	276,000	254,059
China Overseas Land & Investment Ltd.	295,000	604,622
China Pacific Insurance Group Co. Ltd. Class H	173,800	626,508
China Petroleum & Chemical Corp. Class H	2,039,800	1,271,018
China Power International Development Ltd. (a)	364,000	173,858
China Railway Group Ltd. Class H	187,000	98,225
China Rare Earth Resources & Technology Co. Ltd. Class A	30,900	124,993
China Resources Beer Holdings Co. Ltd.	175,670	768,945
China Resources Gas Group Ltd.	32,500	131,172
China Resources Land Ltd.	161,000	593,840
China Resources Mixc Lifestyle Services Ltd. (d)	44,000	197,979
China Resources Power Holdings Co. Ltd.	140,000	380,303
China Ruyi Holdings Ltd. (a) (b)	460,000	133,840
China Shenhua Energy Co. Ltd. Class H	232,500	1,049,131
China Southern Airlines Co. Ltd. Class A (b)	184,400	172,315
China Taiping Insurance Holdings Co. Ltd.	126,800	204,055
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	102,585
China Vanke Co. Ltd. Class H (a) (b)	69,700	66,851
China Yangtze Power Co. Ltd. Class A	127,100	545,727
Chongqing Brewery Co. Ltd. Class A	22,155	222,004
Chongqing Changan Automobile Co. Ltd. Class A	51,400	109,283
Chongqing Zhifei Biological Products Co. Ltd. Class A	15,850	75,596
CITIC Ltd.	367,000	433,738
CITIC Securities Co. Ltd. Class H	98,725	261,191
CMOC Group Ltd. Class A	108,500	134,876
CNPC Capital Co. Ltd. Class A	30,900	32,540
Contemporary Amperex Technology Co. Ltd. Class A	15,820	569,381

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	47,400	$107,348
COSCO SHIPPING Holdings Co. Ltd. Class A	96,220	215,987
COSCO SHIPPING Holdings Co. Ltd. Class H	99,649	167,290
CRRC Corp. Ltd. Class A	118,100	137,866
CSPC Innovation Pharmaceutical Co. Ltd. Class A	24,800	109,495
CSPC Pharmaceutical Group Ltd.	604,800	471,070
Eastroc Beverage Group Co. Ltd. Class A	2,300	89,053
Ecovacs Robotics Co. Ltd. Class A	18,900	138,294
ENN Energy Holdings Ltd.	41,200	318,514
Eve Energy Co. Ltd. Class A	16,600	115,701
FAW Jiefang Group Co. Ltd. Class A	101,500	134,441
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,068	96,827
Fosun International Ltd.	106,500	68,281
Foxconn Industrial Internet Co. Ltd. Class A	17,000	61,187
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	45,737
Ganfeng Lithium Group Co. Ltd. Class A	12,940	63,733
GCL Technology Holdings Ltd. (b)	976,000	175,912
Geely Automobile Holdings Ltd.	450,000	705,632
Genscript Biotech Corp. (a) (b)	152,000	272,788
Giant Biogene Holding Co. Ltd. (d)	12,800	83,960
GigaDevice Semiconductor, Inc. Class A (b)	5,100	64,396
Ginlong Technologies Co. Ltd. Class A	10,200	121,258
GoerTek, Inc. Class A	89,900	291,204
Great Wall Motor Co. Ltd. Class H	223,500	417,219
Guangdong Haid Group Co. Ltd. Class A	3,600	24,701
Guangzhou Automobile Group Co. Ltd. Class A	66,500	83,901
Guangzhou Automobile Group Co. Ltd. Class H (a)	179,600	70,522
Guangzhou Tinci Materials Technology Co. Ltd. Class A	20,400	53,983
H World Group Ltd. ADR	11,493	427,540
Haidilao International Holding Ltd. (d)	129,000	316,542
Haier Smart Home Co. Ltd. Class H	161,800	649,908
Security Description	Shares	Value
Hainan Airlines Holding Co. Ltd. Class A (b)	503,000	$92,714
Hainan Airport Infrastructure Co. Ltd. Class A (b)	240,200	131,449
Haitong Securities Co. Ltd. Class H (a)	140,400	65,562
Hangzhou First Applied Material Co. Ltd. Class A	17,012	42,927
Hangzhou Great Star Industrial Co. Ltd. Class A	40,000	179,177
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	14,300	46,218
Hangzhou Tigermed Consulting Co. Ltd. Class A	15,900	156,736
Hansoh Pharmaceutical Group Co. Ltd. (a) (d)	42,000	113,280
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	8,900	29,427
Heilongjiang Agriculture Co. Ltd. Class A	81,000	171,985
Hengan International Group Co. Ltd.	64,000	220,817
Hisense Home Appliances Group Co. Ltd. Class A	28,800	146,085
Hisense Visual Technology Co. Ltd. Class A	31,000	99,131
Hoshine Silicon Industry Co. Ltd. Class A	6,600	56,611
Hua Hong Semiconductor Ltd. (d)	28,000	75,340
Huadian Power International Corp. Ltd. Class A	265,200	226,979
Hualan Biological Engineering, Inc. Class A	97,920	250,584
Huaneng Power International, Inc. Class H (a)	604,000	370,915
Huatai Securities Co. Ltd. Class H (d)	136,800	220,500
Humanwell Healthcare Group Co. Ltd. Class A	20,100	60,570
Iflytek Co. Ltd. Class A	10,000	63,498
Imeik Technology Development Co. Ltd. Class A	1,700	57,228
Industrial & Commercial Bank of China Ltd. Class H	4,184,045	2,499,384
Ingenic Semiconductor Co. Ltd. Class A	9,100	84,412
Innovent Biologics, Inc. (b) (d)	89,500	542,704
iQIYI, Inc. ADR (a) (b)	38,107	108,986
JA Solar Technology Co. Ltd. Class A	19,252	37,274
JD Health International, Inc. (a) (b) (d)	61,550	277,341
JD.com, Inc. Class A	129,152	2,778,410
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	22,276

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	14,000	$14,185
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	48,609
Jiangsu King's Luck Brewery JSC Ltd. Class A	21,300	156,859
Jointown Pharmaceutical Group Co. Ltd. Class A	337,777	277,031
Juneyao Airlines Co. Ltd. Class A	70,800	137,783
Kanzhun Ltd. ADR	16,779	291,283
KE Holdings, Inc. ADR	42,040	837,016
Kingdee International Software Group Co. Ltd. (b)	192,000	222,465
Kingsoft Corp. Ltd.	113,400	431,409
Kuaishou Technology (b) (d)	139,300	983,663
Kuang-Chi Technologies Co. Ltd. Class A (b)	133,600	476,853
Kweichow Moutai Co. Ltd. Class A	5,245	1,310,004
Lenovo Group Ltd.	386,000	526,759
Lens Technology Co. Ltd. Class A	22,600	66,037
Li Auto, Inc. Class A (b)	68,920	959,157
Li Ning Co. Ltd.	135,000	342,388
Lingyi iTech Guangdong Co. Class A	95,500	102,478
Longfor Group Holdings Ltd. (a) (d)	105,103	203,508
LONGi Green Energy Technology Co. Ltd. Class A	24,192	60,699
Luxshare Precision Industry Co. Ltd. Class A	54,918	341,028
Luzhou Laojiao Co. Ltd. Class A	6,200	132,617
Mango Excellent Media Co. Ltd. Class A	38,700	145,540
Maxscend Microelectronics Co. Ltd. Class A	5,440	72,203
Meihua Holdings Group Co. Ltd. Class A	25,600	39,871
Meituan Class B (b) (d)	295,200	6,536,775
MINISO Group Holding Ltd. (a)	11,000	52,610
Muyuan Foods Co. Ltd. Class A (b)	27,662	183,039
NAURA Technology Group Co. Ltd. Class A	9,900	517,700
NetEase, Inc.	115,175	2,231,585
New China Life Insurance Co. Ltd. Class H	68,500	213,856
New Hope Liuhe Co. Ltd. Class A (b)	118,000	175,517
New Oriental Education & Technology Group, Inc.	108,190	863,570
NIO, Inc. Class A (b)	94,658	686,705
Nongfu Spring Co. Ltd. Class H (a) (d)	74,600	328,461
Security Description	Shares	Value
PDD Holdings, Inc. ADR (b)	39,462	$5,319,872
PetroChina Co. Ltd. Class H	1,276,000	1,041,499
Pharmaron Beijing Co. Ltd. Class A	25,800	111,883
PICC Property & Casualty Co. Ltd. Class H	579,415	859,332
Ping An Insurance Group Co. of China Ltd. Class A	37,500	305,898
Ping An Insurance Group Co. of China Ltd. Class H	342,000	2,208,085
Pop Mart International Group Ltd. (d)	26,200	179,614
Postal Savings Bank of China Co. Ltd. Class A	49,900	37,504
Prosus NV	93,767	4,108,507
Qifu Technology, Inc. ADR	8,537	254,488
Rockchip Electronics Co. Ltd. Class A	9,400	87,276
SAIC Motor Corp. Ltd. Class A	48,300	100,966
Seres Group Co. Ltd. Class A (b)	24,000	310,071
SF Holding Co. Ltd. Class A	6,800	43,703
SG Micro Corp. Class A	3,620	49,138
Shandong Gold Mining Co. Ltd. Class A	72,541	303,591
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	235,200	170,174
Shanghai Baosight Software Co. Ltd. Class A	78,514	370,097
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,700	34,396
Shanghai Lingang Holdings Corp. Ltd. Class A	83,500	136,370
Shanghai M&G Stationery, Inc. Class A	18,900	95,625
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	27,500	44,892
Shanghai RAAS Blood Products Co. Ltd. Class A	270,677	305,537
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,600	32,742
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,200	444,120
Shengyi Technology Co. Ltd. Class A	44,800	133,402
Shennan Circuits Co. Ltd. Class A	8,680	137,629
Shenzhen Capchem Technology Co. Ltd. Class A	15,760	91,538
Shenzhen Energy Group Co. Ltd. Class A	344,840	344,414
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	205,140

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	29,600	$146,591
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	7,000	25,725
Shenzhou International Group Holdings Ltd.	42,800	388,740
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	23,431
Sichuan Chuantou Energy Co. Ltd. Class A	154,370	415,777
Silergy Corp.	22,000	325,344
Sinopharm Group Co. Ltd. Class H	54,400	145,674
SITC International Holdings Co. Ltd.	53,000	143,289
Smoore International Holdings Ltd. (a) (d)	120,000	199,292
Spring Airlines Co. Ltd. Class A	8,200	72,420
Sungrow Power Supply Co. Ltd. Class A	11,900	169,319
Sunny Optical Technology Group Co. Ltd.	48,000	355,327
TAL Education Group ADR (b)	33,962	402,110
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	14,900	22,056
Tencent Holdings Ltd.	382,800	21,910,895
Tencent Music Entertainment Group ADR	49,084	591,462
Tianqi Lithium Corp. Class A	4,200	21,124
Tingyi Cayman Islands Holding Corp.	276,000	398,677
Tongcheng Travel Holdings Ltd.	114,000	292,944
TongFu Microelectronics Co. Ltd. Class A	24,200	79,149
Tongwei Co. Ltd. Class A	15,100	49,257
TravelSky Technology Ltd. Class H	56,000	83,342
Trina Solar Co. Ltd. Class A	6,130	19,637
Trip.com Group Ltd. (b)	31,575	1,995,922
Tsingtao Brewery Co. Ltd. Class H	60,000	469,649
Vipshop Holdings Ltd. ADR	34,007	534,930
Want Want China Holdings Ltd.	138,000	94,872
Weichai Power Co. Ltd. Class A	79,300	179,819
Wens Foodstuff Group Co. Ltd. Class A	23,680	68,144
Wharf Holdings Ltd.	56,000	160,051
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	124,070
Wuhan Guide Infrared Co. Ltd. Class A	153,749	161,248
Security Description	Shares	Value
Wuliangye Yibin Co. Ltd. Class A	15,900	$369,201
WuXi AppTec Co. Ltd. Class A	23,302	174,333
WuXi AppTec Co. Ltd. Class H (d)	8,600	60,452
Wuxi Biologics Cayman, Inc. (b) (d)	236,500	532,829
Xiaomi Corp. Class B (b) (d)	846,800	2,452,913
Xinyi Solar Holdings Ltd.	276,961	150,470
XPeng, Inc. ADR (b)	18,588	226,402
XPeng, Inc. Class A (a) (b)	41,912	285,708
Yadea Group Holdings Ltd. (a) (d)	121,463	216,108
Yankuang Energy Group Co. Ltd. Class H (a)	274,800	388,452
Yealink Network Technology Corp. Ltd. Class A	29,290	176,946
Yifeng Pharmacy Chain Co. Ltd. Class A	23,916	87,208
Yonyou Network Technology Co. Ltd. Class A (b)	27,230	44,744
Youngor Fashion Co. Ltd. Class A	122,760	141,727
Yum China Holdings, Inc.	23,517	1,058,735
Yunnan Energy New Material Co. Ltd. Class A	10,300	50,347
Zhaojin Mining Industry Co. Ltd. Class H (a)	53,000	94,025
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	26,311
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	37,487
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (d)	25,600	110,409
Zhongsheng Group Holdings Ltd.	46,500	86,325
Zhuzhou CRRC Times Electric Co. Ltd. Class H	68,700	271,527
Zijin Mining Group Co. Ltd. Class H	558,000	1,268,655
ZTE Corp. Class H	60,400	156,297
ZTO Express Cayman, Inc.	21,484	541,837
		141,279,129
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	23,930	750,923
DENMARK — 2.1%
AP Moller - Maersk AS Class B	601	1,013,139
Coloplast AS Class B	4,461	584,381
Danske Bank AS	56,351	1,699,937
DSV AS	14,200	2,939,067
Genmab AS (b)	4,798	1,163,674
Novo Nordisk AS Class B	196,579	23,155,679
Novonesis (Novozymes) B Class B	17,389	1,255,330
Orsted AS (b) (d)	10,299	686,446

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Pandora AS	7,886	$1,301,641
Vestas Wind Systems AS (b)	74,080	1,639,753
		35,439,047
EGYPT — 0.0% (e)
Commercial International Bank - Egypt (CIB)	260,540	455,810
FINLAND — 0.7%
Elisa OYJ	9,467	503,136
Fortum OYJ (a)	12,108	199,927
Kone OYJ Class B	28,058	1,681,569
Neste OYJ (a)	25,370	493,516
Nokia OYJ (c)	188,430	825,207
Nokia OYJ (c)	99,834	435,428
Nordea Bank Abp (c)	194,933	2,299,981
Nordea Bank Abp (c)	2,998	35,433
Sampo OYJ Class A	29,640	1,386,041
Stora Enso OYJ Class R	62,498	802,136
UPM-Kymmene OYJ	54,158	1,817,523
Wartsila OYJ Abp	29,480	661,313
		11,141,210
FRANCE — 6.2%
Accor SA	22,321	971,543
Air Liquide SA	41,337	7,993,206
Airbus SE	35,962	5,266,567
Alstom SA (b)	30,465	633,599
AXA SA	114,626	4,417,367
BioMerieux	616	73,974
BNP Paribas SA	67,406	4,630,313
Bouygues SA	19,943	669,057
Capgemini SE	13,561	2,935,386
Carrefour SA	55,254	944,110
Cie de Saint-Gobain SA	32,152	2,932,379
Cie Generale des Etablissements Michelin SCA	43,431	1,767,259
Credit Agricole SA	56,976	872,746
Danone SA	44,535	3,247,614
Dassault Systemes SE	40,784	1,621,770
Edenred SE	11,282	428,355
Engie SA	83,476	1,445,430
EssilorLuxottica SA	20,050	4,757,309
Hermes International SCA	1,305	3,212,919
Kering SA	5,377	1,541,357
Klepierre SA REIT	9,423	309,607
La Francaise des Jeux SAEM (d)	338	13,935
Legrand SA	17,875	2,060,773
L'Oreal SA	15,740	7,062,664
LVMH Moet Hennessy Louis Vuitton SE	16,923	13,003,643
Orange SA	136,032	1,561,454
Pernod Ricard SA	16,483	2,494,478
Publicis Groupe SA	22,885	2,508,108
Renault SA	6,148	267,529
Safran SA	20,190	4,756,728
Security Description	Shares	Value
Sartorius Stedim Biotech	1,208	$253,122
Societe Generale SA	35,362	882,060
Sodexo SA	11,266	926,033
Teleperformance SE	2,192	227,514
Thales SA	208	33,091
TotalEnergies SE	142,984	9,335,274
Unibail-Rodamco-Westfield CDI	45,316	201,203
Unibail-Rodamco-Westfield REIT (b)	6,321	554,488
Veolia Environnement SA	45,451	1,497,420
Vinci SA	36,256	4,246,646
Vivendi SE	83,410	966,272
		103,524,302
GERMANY — 5.5%
adidas AG	11,483	3,048,832
Allianz SE	26,219	8,632,208
BASF SE	60,191	3,194,563
Bayer AG	62,973	2,131,272
Bayerische Motoren Werke AG	22,986	2,031,247
Commerzbank AG	47,952	884,366
Continental AG	6,228	404,117
Covestro AG (b) (d)	11,108	693,493
CTS Eventim AG & Co. KGaA	267	27,817
Daimler Truck Holding AG	27,263	1,023,256
Deutsche Bank AG	117,896	2,039,194
Deutsche Boerse AG	14,034	3,300,120
Deutsche Lufthansa AG	48,756	358,045
Deutsche Post AG	73,449	3,281,370
Deutsche Telekom AG	223,202	6,573,872
Dr. Ing hc F Porsche AG Preference Shares (d)	2,686	214,336
E.ON SE	153,760	2,291,770
Fresenius Medical Care AG	18,035	768,687
Fresenius SE & Co. KGaA (b)	27,532	1,051,789
Heidelberg Materials AG	781	85,072
Henkel AG & Co. KGaA Preference Shares	6,806	641,089
Infineon Technologies AG	65,665	2,305,560
LEG Immobilien SE	2,790	292,010
Mercedes-Benz Group AG	49,514	3,207,297
Merck KGaA	9,997	1,762,830
MTU Aero Engines AG	1,974	616,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,773	5,943,072
Porsche Automobil Holding SE Preference Shares	9,849	451,551
Puma SE	5,438	227,591
Rheinmetall AG	2,232	1,211,634
RWE AG	39,675	1,447,047
SAP SE	66,473	15,163,865
Sartorius AG Preference Shares	1,654	465,548
Scout24 SE (d)	1,480	127,598
Siemens AG	48,455	9,806,544

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Siemens Energy AG (b)	32,434	$1,197,067
Siemens Healthineers AG (d)	17,438	1,048,206
Symrise AG	8,294	1,148,734
Volkswagen AG Preference Shares	8,854	940,324
Vonovia SE	37,935	1,385,702
Zalando SE (b) (d)	12,934	427,565
		91,853,123
GREECE — 0.1%
Eurobank Ergasias Services & Holdings SA Class A	11,021	25,314
Hellenic Telecommunications Organization SA	2,626	45,397
Jumbo SA	28,459	816,275
National Bank of Greece SA	10,992	94,166
OPAP SA	52,184	929,510
Piraeus Financial Holdings SA	13,099	55,933
		1,966,595
HONG KONG — 1.2%
AIA Group Ltd.	724,800	6,499,172
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (f)	1,418,000	—
CK Asset Holdings Ltd.	96,332	424,146
CLP Holdings Ltd.	84,500	748,996
Futu Holdings Ltd. ADR (b)	3,420	327,123
Hang Seng Bank Ltd.	49,800	626,708
Henderson Land Development Co. Ltd.	204,317	652,341
Hong Kong & China Gas Co. Ltd.	687,057	566,098
Hong Kong Exchanges & Clearing Ltd.	80,640	3,386,517
Jardine Matheson Holdings Ltd.	6,400	249,984
Link REIT	283,282	1,431,454
Prudential PLC	127,437	1,187,332
Sino Biopharmaceutical Ltd.	1,209,500	580,809
Sun Hung Kai Properties Ltd.	101,185	1,114,435
Swire Pacific Ltd. Class A	68,006	581,345
Techtronic Industries Co. Ltd.	104,000	1,581,255
WH Group Ltd. (d)	410,705	325,709
Wharf Real Estate Investment Co. Ltd.	101,000	357,580
		20,641,004
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	75,215	563,922
OTP Bank Nyrt	22,090	1,158,341
		1,722,263
INDIA — 5.8%
ABB India Ltd.	1,548	148,794
Security Description	Shares	Value
Adani Enterprises Ltd.	17,305	$647,555
Adani Green Energy Ltd. (b)	28,206	640,415
Adani Ports & Special Economic Zone Ltd.	51,443	889,005
Adani Power Ltd. (b)	66,707	522,305
Ambuja Cements Ltd.	132,634	1,001,150
Apollo Hospitals Enterprise Ltd.	8,446	725,574
Asian Paints Ltd.	23,371	928,440
Aurobindo Pharma Ltd.	29,786	519,186
Avenue Supermarts Ltd. (b) (d)	9,585	582,903
Axis Bank Ltd.	146,046	2,147,437
Bajaj Auto Ltd.	5,839	860,226
Bajaj Finance Ltd.	15,148	1,392,402
Bajaj Finserv Ltd.	30,186	710,837
Balkrishna Industries Ltd.	7,650	278,440
Bharat Electronics Ltd.	457,817	1,557,538
Bharat Forge Ltd.	25,725	465,560
Bharat Heavy Electricals Ltd.	44,753	149,370
Bharat Petroleum Corp. Ltd. (c)	155,240	685,324
Bharti Airtel Ltd.	144,751	2,952,928
Britannia Industries Ltd.	1,216	91,970
CG Power & Industrial Solutions Ltd.	20,614	186,716
Cholamandalam Investment & Finance Co. Ltd.	49,935	958,166
Cipla Ltd.	38,981	769,421
Dabur India Ltd.	73,748	550,198
Divi's Laboratories Ltd.	9,556	620,715
DLF Ltd.	78,754	841,236
Dr. Reddy's Laboratories Ltd. ADR	17,735	1,409,046
Eicher Motors Ltd.	12,874	772,160
Godrej Consumer Products Ltd.	40,554	674,309
Godrej Properties Ltd. (b)	4,965	187,278
HCL Technologies Ltd.	83,056	1,780,127
HDFC Bank Ltd.	198,492	4,102,541
HDFC Life Insurance Co. Ltd. (d)	71,137	609,494
Hero MotoCorp Ltd.	11,759	801,565
Hindalco Industries Ltd.	114,175	1,030,285
Hindustan Aeronautics Ltd.	9,824	518,232
Hindustan Petroleum Corp. Ltd.	99,198	521,492
Hindustan Unilever Ltd.	72,912	2,573,894
ICICI Bank Ltd. ADR	146,478	4,372,368
ICICI Lombard General Insurance Co. Ltd. (d)	22,148	574,677
Indian Oil Corp. Ltd.	225,974	485,783
Info Edge India Ltd.	8,639	835,094
Infosys Ltd. ADR (a)	234,107	5,213,563
InterGlobe Aviation Ltd. (b) (d)	14,980	855,787
ITC Ltd.	194,079	1,200,006
Jio Financial Services Ltd. (b)	133,407	558,136

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
JSW Energy Ltd.	4,815	$42,119
JSW Steel Ltd.	55,970	687,960
Jubilant Foodworks Ltd.	56,401	458,941
Kotak Mahindra Bank Ltd.	63,697	1,409,180
Larsen & Toubro Ltd.	37,842	1,659,762
LTIMindtree Ltd. (d)	9,658	719,654
Lupin Ltd.	28,420	743,080
Macrotech Developers Ltd. (d)	13,235	194,953
Mahindra & Mahindra Ltd. GDR	54,559	1,996,859
Marico Ltd.	98,680	818,867
Maruti Suzuki India Ltd.	7,752	1,224,576
Max Healthcare Institute Ltd.	38,343	451,027
Muthoot Finance Ltd.	15,903	385,585
Nestle India Ltd.	43,000	1,380,264
NHPC Ltd.	35,680	40,427
NTPC Ltd.	114,473	605,414
PB Fintech Ltd. (b)	15,675	303,011
Petronet LNG Ltd.	153,039	623,743
Phoenix Mills Ltd.	10,146	223,457
PI Industries Ltd.	10,371	576,182
Power Finance Corp. Ltd.	58,404	340,139
Power Grid Corp. of India Ltd.	286,370	1,205,777
REC Ltd.	54,502	360,631
Reliance Industries Ltd. GDR (d)	100,278	6,979,349
Samvardhana Motherson International Ltd.	212,893	537,026
SBI Life Insurance Co. Ltd. (d)	35,448	780,014
Shree Cement Ltd.	2,083	653,945
Shriram Finance Ltd.	31,535	1,346,032
Siemens Ltd.	2,294	198,464
Solar Industries India Ltd.	1,189	163,589
State Bank of India	114,312	1,074,762
Sun Pharmaceutical Industries Ltd.	58,000	1,333,496
Supreme Industries Ltd.	1,978	125,609
Suzlon Energy Ltd. (b)	570,413	544,879
Tata Consultancy Services Ltd.	52,301	2,664,003
Tata Consumer Products Ltd.	59,865	855,064
Tata Motors Ltd.	117,209	1,363,199
Tata Power Co. Ltd.	119,399	687,603
Tata Steel Ltd.	522,699	1,051,308
Tech Mahindra Ltd.	42,592	801,612
Titan Co. Ltd.	19,102	871,647
Torrent Pharmaceuticals Ltd.	10,255	415,646
Torrent Power Ltd.	6,545	146,675
Trent Ltd.	15,066	1,361,790
Tube Investments of India Ltd.	7,814	404,313
UltraTech Cement Ltd.	7,894	1,111,737
United Spirits Ltd.	53,473	1,014,504
UPL Ltd.	73,855	540,376
Varun Beverages Ltd.	38,990	282,092
Vedanta Ltd.	72,583	444,023
Wipro Ltd.	89,671	579,375
Security Description	Shares	Value
Yes Bank Ltd. (b)	1,311,945	$351,934
Zomato Ltd. (b)	441,690	1,440,478
		97,475,800
INDONESIA — 0.5%
Adaro Energy Indonesia Tbk. PT	1,180,900	297,175
Amman Mineral Internasional PT (b)	185,500	113,640
Astra International Tbk. PT	1,814,800	605,333
Bank Central Asia Tbk. PT	3,109,400	2,120,512
Bank Mandiri Persero Tbk. PT	2,955,400	1,351,793
Bank Rakyat Indonesia Persero Tbk. PT	5,401,076	1,765,873
Barito Pacific Tbk. PT	1,538,256	106,682
Chandra Asri Pacific Tbk. PT	378,100	211,651
Charoen Pokphand Indonesia Tbk. PT	1,115,100	346,167
GoTo Gojek Tokopedia Tbk. PT (b)	57,269,800	249,657
Indah Kiat Pulp & Paper Tbk. PT	145,300	83,015
Merdeka Copper Gold Tbk. PT (b)	692,353	124,386
Telkom Indonesia Persero Tbk. PT	4,500,300	888,765
United Tractors Tbk. PT	199,700	358,115
		8,622,764
IRELAND — 0.2%
AerCap Holdings NV	5,186	491,218
AIB Group PLC	31,773	182,443
Bank of Ireland Group PLC	37,362	418,230
Kerry Group PLC Class A	15,622	1,624,064
Kingspan Group PLC	6,174	581,213
		3,297,168
ISRAEL — 0.4%
Bank Hapoalim BM	165,174	1,655,870
Bank Leumi Le-Israel BM	180,516	1,768,423
Check Point Software Technologies Ltd. (b)	5,692	1,097,474
Global-e Online Ltd. (b)	3,522	135,386
Nice Ltd. (b)	5,747	1,002,407
Teva Pharmaceutical Industries Ltd. ADR (b)	67,683	1,219,648
Wix.com Ltd. (b)	3,572	597,131
		7,476,339
ITALY — 1.5%
Banco BPM SpA	9,219	62,330
Coca-Cola HBC AG	12,530	447,741
DiaSorin SpA	580	67,903
Enel SpA	479,455	3,839,313
Eni SpA (a)	165,216	2,522,815
Ferrari NV	9,644	4,517,310
FinecoBank Banca Fineco SpA	7,369	126,447

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Generali	83,979	$2,432,158
Intesa Sanpaolo SpA	864,970	3,704,531
Leonardo SpA	4,640	103,673
Mediobanca Banca di Credito Finanziario SpA	57,472	982,971
Moncler SpA	3,031	192,884
Prysmian SpA	3,978	289,465
Snam SpA	162,860	830,825
Telecom Italia SpA (a) (b)	578,000	160,947
UniCredit SpA	104,386	4,586,023
		24,867,336
JAPAN — 14.0%
Advantest Corp.	39,000	1,837,940
Aeon Co. Ltd.	53,400	1,455,583
AGC, Inc.	20,900	678,987
Aisin Corp. (a)	40,800	449,815
Ajinomoto Co., Inc.	20,100	779,325
Asahi Group Holdings Ltd.	123,600	1,623,201
Asahi Kasei Corp.	124,800	944,027
Asics Corp.	26,400	553,876
Astellas Pharma, Inc. (a)	137,600	1,584,362
Bandai Namco Holdings, Inc.	14,000	320,638
Bridgestone Corp.	42,900	1,649,539
Canon, Inc.	68,800	2,262,069
Capcom Co. Ltd.	13,600	316,421
Central Japan Railway Co.	43,400	1,006,416
Chiba Bank Ltd.	111,300	896,765
Chubu Electric Power Co., Inc.	69,000	810,885
Chugai Pharmaceutical Co. Ltd.	29,600	1,434,474
Concordia Financial Group Ltd.	163,100	903,070
Dai-ichi Life Holdings, Inc.	51,000	1,312,794
Daiichi Sankyo Co. Ltd.	113,000	3,720,057
Daikin Industries Ltd. (a)	14,300	2,006,939
Daiwa Securities Group, Inc. (a)	174,500	1,226,038
Denso Corp.	135,600	2,014,945
Dentsu Group, Inc.	2,200	67,781
Disco Corp.	4,400	1,153,216
East Japan Railway Co. (a)	63,900	1,272,505
Eisai Co. Ltd.	15,300	571,718
ENEOS Holdings, Inc.	263,108	1,432,342
FANUC Corp. (a)	68,600	2,009,466
Fast Retailing Co. Ltd.	12,300	4,077,643
FUJIFILM Holdings Corp.	96,900	2,498,372
Fujitsu Ltd.	137,000	2,811,546
Hitachi Ltd.	313,400	8,284,154
Honda Motor Co. Ltd.	287,800	3,033,127
Hoya Corp.	24,600	3,402,622
Idemitsu Kosan Co. Ltd.	60,300	433,364
Inpex Corp.	68,700	930,793
ITOCHU Corp. (a)	84,400	4,530,364
Japan Exchange Group, Inc.	62,000	804,258
Japan Real Estate Investment Corp. REIT (a)	192	766,443
Security Description	Shares	Value
Japan Tobacco, Inc.	69,100	$2,018,798
JFE Holdings, Inc. (a)	30,500	409,076
Kajima Corp. (a)	63,300	1,183,999
Kansai Electric Power Co., Inc.	64,400	1,067,030
Kao Corp.	36,500	1,814,028
KDDI Corp.	107,800	3,462,201
Keyence Corp.	10,900	5,209,200
Kirin Holdings Co. Ltd.	12,700	194,087
Komatsu Ltd.	69,900	1,938,083
Kubota Corp.	96,000	1,363,087
Kyocera Corp.	149,300	1,732,648
Lasertec Corp.	4,100	676,597
LY Corp.	234,200	686,522
M3, Inc.	25,200	253,339
Makita Corp.	27,700	937,470
Marubeni Corp.	129,800	2,123,406
Mazda Motor Corp. (a)	14,300	106,970
McDonald's Holdings Co. Japan Ltd.	2,400	114,765
MEIJI Holdings Co. Ltd.	6,400	160,626
Mitsubishi Chemical Group Corp.	141,900	911,577
Mitsubishi Corp. (a)	233,200	4,813,500
Mitsubishi Electric Corp.	150,000	2,415,583
Mitsubishi Estate Co. Ltd.	110,918	1,751,316
Mitsubishi Heavy Industries Ltd.	248,900	3,684,604
Mitsubishi UFJ Financial Group, Inc.	695,400	7,066,302
Mitsui & Co. Ltd.	186,000	4,132,466
Mitsui Chemicals, Inc. (a)	29,800	792,708
Mitsui Fudosan Co. Ltd.	112,100	1,048,586
Mizuho Financial Group, Inc.	102,880	2,111,687
MonotaRO Co. Ltd. (a)	12,300	206,161
MS&AD Insurance Group Holdings, Inc.	103,900	2,418,813
Murata Manufacturing Co. Ltd.	141,300	2,772,361
NEC Corp.	17,200	1,653,384
Nexon Co. Ltd.	22,400	443,098
NIDEC Corp. (a)	64,400	1,353,372
Nintendo Co. Ltd.	68,500	3,656,781
Nippon Building Fund, Inc. REIT	190	175,070
Nippon Paint Holdings Co. Ltd.	31,700	243,224
Nippon Prologis REIT, Inc.	167	287,440
Nippon Steel Corp. (a)	50,000	1,117,869
Nippon Telegraph & Telephone Corp.	1,953,700	2,005,056
Nippon Yusen KK (a)	41,300	1,507,173
Nissan Motor Co. Ltd. (a)	171,600	482,865
Nitori Holdings Co. Ltd.	4,100	624,717
Nitto Denko Corp.	76,000	1,269,058
Nomura Holdings, Inc. (a)	200,200	1,039,909
Nomura Research Institute Ltd.	11,400	422,399
NTT Data Group Corp.	75,800	1,364,283

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Obayashi Corp. (a)	118,600	$1,503,228
Obic Co. Ltd.	11,000	388,045
Olympus Corp.	49,300	936,955
Ono Pharmaceutical Co. Ltd. (a)	20,300	271,277
Oriental Land Co. Ltd.	43,200	1,116,846
ORIX Corp.	109,400	2,537,676
Osaka Gas Co. Ltd.	51,500	1,160,766
Otsuka Holdings Co. Ltd.	14,300	808,074
Panasonic Holdings Corp.	169,100	1,469,458
Rakuten Group, Inc. (a) (b)	57,500	372,078
Recruit Holdings Co. Ltd.	78,600	4,783,368
Renesas Electronics Corp.	68,800	999,966
Resona Holdings, Inc. (a)	80,800	563,521
Rohm Co. Ltd. (a)	43,100	483,911
SBI Holdings, Inc. (a)	15,500	357,050
Secom Co. Ltd.	30,600	1,132,525
Seven & i Holdings Co. Ltd.	157,800	2,368,544
SG Holdings Co. Ltd. (a)	11,800	127,124
Shimano, Inc.	2,900	550,846
Shin-Etsu Chemical Co. Ltd.	120,200	5,022,619
Shionogi & Co. Ltd.	42,900	615,878
Shiseido Co. Ltd.	18,400	498,462
Shizuoka Financial Group, Inc.	106,800	929,199
SMC Corp.	4,200	1,868,918
SoftBank Corp.	318,000	416,175
SoftBank Group Corp.	65,800	3,876,514
Sompo Holdings, Inc.	84,600	1,893,209
Sony Group Corp.	395,500	7,679,679
Subaru Corp.	19,000	329,684
Sumitomo Corp.	63,200	1,411,219
Sumitomo Electric Industries Ltd. (a)	69,100	1,108,914
Sumitomo Mitsui Financial Group, Inc.	182,400	3,882,886
Sumitomo Mitsui Trust Holdings, Inc. (a)	31,500	746,760
Suzuki Motor Corp. (a)	58,800	654,635
Sysmex Corp.	34,200	675,919
T&D Holdings, Inc.	38,300	668,054
Takeda Pharmaceutical Co. Ltd. (a)	101,599	2,914,295
TDK Corp.	182,000	2,319,533
Terumo Corp.	116,000	2,189,597
Tokio Marine Holdings, Inc.	124,000	4,534,704
Tokyo Electric Power Co. Holdings, Inc. (b)	116,100	516,947
Tokyo Electron Ltd.	29,300	5,180,348
Tokyo Gas Co. Ltd. (a)	37,300	870,177
Tokyu Corp.	86,100	1,115,375
TOPPAN Holdings, Inc.	32,300	958,342
Toray Industries, Inc.	178,300	1,051,053
Toyota Motor Corp.	629,400	11,187,427
Toyota Tsusho Corp.	77,700	1,404,184
Unicharm Corp.	14,300	518,155
West Japan Railway Co.	30,600	582,735
Yakult Honsha Co. Ltd. (a)	6,800	157,782
Security Description	Shares	Value
Yamaha Motor Co. Ltd.	105,400	$943,177
ZOZO, Inc. (a)	10,800	393,675
		236,138,662
KUWAIT — 0.1%
Boubyan Bank KSCP	465,987	870,148
Kuwait Finance House KSCP	175,426	411,483
Mabanee Co. KPSC	204,704	561,301
Mobile Telecommunications Co. KSCP	164,272	255,624
		2,098,556
LUXEMBOURG — 0.1%
ArcelorMittal SA	28,937	760,228
Eurofins Scientific SE	3,565	226,389
		986,617
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	138,000	693,775
Sands China Ltd. (b)	195,600	501,623
		1,195,398
MALAYSIA — 0.3%
AMMB Holdings Bhd.	251,400	304,838
CIMB Group Holdings Bhd.	519,399	1,013,984
Genting Bhd.	196,100	201,165
Genting Malaysia Bhd.	573,700	336,693
Malaysia Airports Holdings Bhd.	197,113	500,013
Nestle Malaysia Bhd.	12,300	310,222
Petronas Chemicals Group Bhd.	49,700	67,978
Petronas Dagangan Bhd.	70,200	304,055
PPB Group Bhd.	142,440	499,499
Press Metal Aluminium Holdings Bhd.	243,200	298,434
Public Bank Bhd.	539,700	596,831
QL Resources Bhd.	330,150	374,706
RHB Bank Bhd.	133,186	199,609
Tenaga Nasional Bhd.	166,500	583,063
YTL Corp. Bhd.	146,700	89,297
YTL Power International Bhd.	98,800	87,694
		5,768,081
MEXICO — 0.5%
America Movil SAB de CV	2,002,861	1,650,148
Cemex SAB de CV (a)	1,511,334	929,838
Fomento Economico Mexicano SAB de CV	168,813	1,673,834
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	12,260	213,840
Grupo Bimbo SAB de CV (a)	29,552	102,155
Grupo Carso SAB de CV (a)	16,766	104,264
Grupo Financiero Banorte SAB de CV Class O	220,829	1,571,556
Grupo Mexico SAB de CV	211,276	1,183,133

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Industrias Penoles SAB de CV (b)	16,751	$223,330
Kimberly-Clark de Mexico SAB de CV Class A	296,555	481,701
Southern Copper Corp.	295	34,123
Wal-Mart de Mexico SAB de CV	281,264	849,015
		9,016,937
NETHERLANDS — 2.7%
Adyen NV (b) (d)	1,255	1,964,542
Akzo Nobel NV	18,170	1,283,637
Argenx SE (b)	3,336	1,807,959
ASM International NV	2,200	1,447,160
ASML Holding NV	24,247	20,176,585
BE Semiconductor Industries NV	2,455	311,116
Heineken NV	22,905	2,035,848
ING Groep NV	221,806	4,028,574
Koninklijke Ahold Delhaize NV	77,899	2,697,723
Koninklijke KPN NV	408,990	1,674,727
Koninklijke Philips NV (b)	63,934	2,099,222
Universal Music Group NV (a)	69,266	1,816,652
Wolters Kluwer NV	22,799	3,849,803
		45,193,548
NEW ZEALAND — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	28,162	622,653
Meridian Energy Ltd.	218,469	825,666
Spark New Zealand Ltd.	163,506	315,213
Xero Ltd. (b)	6,825	707,575
		2,471,107
NORWAY — 0.3%
DNB Bank ASA	90,731	1,864,126
Equinor ASA	72,498	1,835,741
Norsk Hydro ASA	137,096	891,095
Telenor ASA	70,020	897,467
		5,488,429
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	18,879	261,285
Credicorp Ltd.	6,784	1,227,701
		1,488,986
PHILIPPINES — 0.1%
Ayala Corp.	12,750	152,784
Ayala Land, Inc.	443,800	289,861
BDO Unibank, Inc.	87,344	246,270
International Container Terminal Services, Inc.	47,430	341,945
JG Summit Holdings, Inc.	232,151	115,169
Jollibee Foods Corp.	79,250	379,863
PLDT, Inc. ADR (a)	14,787	397,474
SM Investments Corp.	2,620	44,697
SM Prime Holdings, Inc.	490,700	282,839
Security Description	Shares	Value
Universal Robina Corp.	75,120	$139,013
		2,389,915
POLAND — 0.2%
Allegro.eu SA (b) (d)	40,411	366,683
Bank Polska Kasa Opieki SA	3,797	145,395
Budimex SA	123	19,157
CD Projekt SA	6,244	283,448
Dino Polska SA (b) (d)	1,161	106,134
InPost SA (b)	1,718	32,481
KGHM Polska Miedz SA	3,908	162,328
LPP SA	71	292,232
mBank SA (b)	1,587	255,406
ORLEN SA	25,533	371,850
PGE Polska Grupa Energetyczna SA (b)	39,841	74,774
Powszechna Kasa Oszczednosci Bank Polski SA	46,122	673,021
Powszechny Zaklad Ubezpieczen SA	9,050	99,269
Santander Bank Polska SA	3,414	404,291
		3,286,469
PORTUGAL — 0.1%
EDP SA	165,524	757,775
Galp Energia SGPS SA	7,670	143,810
Jeronimo Martins SGPS SA	19,347	380,887
		1,282,472
QATAR — 0.2%
Commercial Bank PSQC	285,363	344,849
Qatar Electricity & Water Co. QSC	178,693	774,942
Qatar Islamic Bank QPSC	116,541	683,370
Qatar National Bank QPSC	266,022	1,238,416
		3,041,577
ROMANIA — 0.0% (e)
NEPI Rockcastle NV (a)	28,841	244,167
RUSSIA — 0.0%
LUKOIL PJSC (f)	44,561	—
Sberbank of Russia PJSC (f)	544,444	—
Surgutneftegas PJSC ADR (b) (f)	139,649	—
		—
SAUDI ARABIA — 1.1%
ACWA Power Co.	7,693	1,014,277
Advanced Petrochemical Co. (b)	43,431	449,198
Al Rajhi Bank	106,575	2,477,299
Alinma Bank	79,728	605,707
Arab National Bank	53,142	270,569
Bank AlBilad	106,223	1,115,633
Bank Al-Jazira (b)	87,213	398,938
Banque Saudi Fransi	40,646	348,883

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	13,817	$763,151
Co. for Cooperative Insurance	3,711	146,011
Dar Al Arkan Real Estate Development Co. (b)	72,941	303,321
Dr. Sulaiman Al Habib Medical Services Group Co.	8,327	658,364
Elm Co.	1,007	312,295
Etihad Etisalat Co.	55,451	759,765
Jarir Marketing Co.	243,481	852,839
Mobile Telecommunications Co. Saudi Arabia	143,858	420,292
Mouwasat Medical Services Co.	6,120	162,976
Riyad Bank	83,394	553,974
SABIC Agri-Nutrients Co.	14,261	451,620
Sahara International Petrochemical Co.	31,816	248,920
Saudi Arabian Mining Co. (b)	81,890	1,065,264
Saudi Awwal Bank	58,566	540,948
Saudi Basic Industries Corp.	29,807	595,123
Saudi Electricity Co.	77,869	345,817
Saudi Industrial Investment Group	54,331	283,574
Saudi Kayan Petrochemical Co. (b)	151,671	339,616
Saudi National Bank	157,663	1,441,553
Saudi Research & Media Group (b)	5,074	388,726
Saudi Telecom Co.	80,226	934,552
Savola Group (b)	66,996	482,191
		18,731,396
SINGAPORE — 1.1%
CapitaLand Ascendas REIT	76,000	169,547
CapitaLand Integrated Commercial Trust REIT	138,483	229,005
CapitaLand Investment Ltd.	376,456	916,180
DBS Group Holdings Ltd.	186,684	5,540,816
Grab Holdings Ltd. Class A (b)	97,914	372,073
Sea Ltd. ADR (b)	21,097	1,989,025
Singapore Exchange Ltd.	206,400	1,838,602
Singapore Telecommunications Ltd.	767,100	1,938,693
STMicroelectronics NV	39,136	1,164,012
United Overseas Bank Ltd.	172,129	4,319,337
		18,477,290
SOUTH AFRICA — 1.0%
Absa Group Ltd.	27,045	275,339
Anglo American Platinum Ltd.	5,338	192,168
Anglo American PLC	82,632	2,692,264
Aspen Pharmacare Holdings Ltd.	31,279	353,948
Bid Corp. Ltd. (a)	20,964	538,622
Bidvest Group Ltd. (a)	25,525	433,684
Capitec Bank Holdings Ltd.	6,717	1,186,710
Discovery Ltd.	72,338	721,176
Security Description	Shares	Value
Exxaro Resources Ltd. (a)	18,885	$188,560
FirstRand Ltd.	323,771	1,560,564
Gold Fields Ltd.	61,336	956,852
Harmony Gold Mining Co. Ltd.	28,298	292,529
Impala Platinum Holdings Ltd. (b)	54,068	303,590
MTN Group Ltd.	113,460	604,615
Naspers Ltd. Class N	11,283	2,746,616
Nedbank Group Ltd. (a)	16,840	292,160
Old Mutual Ltd.	206,761	163,630
Remgro Ltd.	34,974	319,307
Sanlam Ltd.	205,295	1,048,366
Sasol Ltd.	30,878	207,944
Sibanye Stillwater Ltd. (b)	163,625	169,488
Standard Bank Group Ltd.	100,582	1,414,539
Woolworths Holdings Ltd. (a)	56,072	221,620
		16,884,291
SOUTH KOREA — 3.1%
Alteogen, Inc. (b)	2,350	587,635
Amorepacific Corp.	1,537	173,599
Celltrion Pharm, Inc. (b)	1,561	82,007
Celltrion, Inc.	10,267	1,534,122
CJ CheilJedang Corp.	2,130	495,159
CosmoAM&T Co. Ltd. (b)	1,662	159,375
Coway Co. Ltd.	3,326	169,645
Delivery Hero SE (b) (d)	11,547	466,768
Doosan Enerbility Co. Ltd. (b)	23,751	325,289
Ecopro BM Co. Ltd. (b)	3,051	430,458
Ecopro Co. Ltd. (b)	5,241	355,091
Enchem Co. Ltd. (b)	646	89,809
Hana Financial Group, Inc.	23,547	1,058,778
Hanmi Pharm Co. Ltd.	498	122,434
Hanmi Semiconductor Co. Ltd.	1,452	120,251
Hanwha Aerospace Co. Ltd.	1,407	319,553
Hanwha Industrial Solutions Co. Ltd. (b)	1,559	39,690
Hanwha Solutions Corp.	4,449	87,946
HD Hyundai Co. Ltd.	9,702	567,564
HD Hyundai Electric Co. Ltd.	1,183	298,079
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,927	707,194
HLB, Inc. (b)	8,535	559,340
HMM Co. Ltd.	16,108	228,249
HYBE Co. Ltd.	1,233	159,158
Hyundai Engineering & Construction Co. Ltd.	3,004	70,063
Hyundai Mobis Co. Ltd.	4,077	678,097
Hyundai Motor Co.	11,236	2,096,493
Hyundai Steel Co.	6,962	148,535
Kakao Corp.	18,750	518,324
KakaoBank Corp.	9,653	156,122
KB Financial Group, Inc.	27,677	1,712,219
Kia Corp.	19,062	1,456,216
Korea Aerospace Industries Ltd.	8,171	325,540

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Korea Electric Power Corp. ADR (b)	42,639	$330,879
Korea Zinc Co. Ltd.	1,226	645,016
Korean Air Lines Co. Ltd.	7,466	128,744
Krafton, Inc. (b)	1,170	306,435
KT&G Corp.	12,187	1,014,884
Kum Yang Co. Ltd. (b)	1,657	66,270
L&F Co. Ltd. (b)	1,696	147,202
LG Chem Ltd.	2,667	727,067
LG Chem Ltd. Preference Shares	617	114,417
LG Electronics, Inc.	11,025	879,336
LG Energy Solution Ltd. (b)	2,317	734,417
LG H&H Co. Ltd.	1,087	315,036
LG Innotek Co. Ltd.	191	31,841
Lotte Chemical Corp.	2,364	183,487
Meritz Financial Group, Inc.	1,358	100,835
NAVER Corp.	11,070	1,434,012
NCSoft Corp.	1,820	265,826
Posco DX Co. Ltd.	888	20,711
POSCO Future M Co. Ltd.	1,959	374,513
POSCO Holdings, Inc. ADR	19,470	1,362,705
Posco International Corp.	3,995	174,439
Samsung Biologics Co. Ltd. (b) (d)	709	529,703
Samsung C&T Corp.	4,734	498,849
Samsung Electro-Mechanics Co. Ltd.	2,935	297,383
Samsung Electronics Co. Ltd. GDR	12,135	14,185,815
Samsung Electronics Co. Ltd. Preference Shares	28,503	1,109,431
Samsung Fire & Marine Insurance Co. Ltd.	2,762	727,620
Samsung Heavy Industries Co. Ltd. (b)	45,480	348,830
Samsung Life Insurance Co. Ltd.	1,150	81,961
Samsung SDI Co. Ltd.	2,926	846,900
Samsung SDS Co. Ltd.	1,851	218,972
Shinhan Financial Group Co. Ltd.	35,833	1,520,786
SK Bioscience Co. Ltd. (b)	2,023	85,703
SK Hynix, Inc.	35,436	4,731,304
SK Innovation Co. Ltd. (b)	4,650	416,391
SK Square Co. Ltd. (b)	5,806	358,740
SK, Inc.	3,327	389,766
SKC Co. Ltd. (b)	252	27,595
		52,032,623
SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA	25,622	1,186,139
Aena SME SA (d)	926	204,212
Amadeus IT Group SA	22,079	1,599,712
Banco Bilbao Vizcaya Argentaria SA	382,623	4,145,573
Security Description	Shares	Value
Banco de Sabadell SA (a)	184,012	$392,045
Banco Santander SA	973,541	4,998,538
CaixaBank SA	96,211	575,967
Cellnex Telecom SA (b) (d)	22,674	921,873
Grifols SA (a) (b)	12,067	137,704
Iberdrola SA	455,770	7,065,318
Industria de Diseno Textil SA	81,350	4,824,617
Repsol SA	112,690	1,489,719
Telefonica SA (a)	381,132	1,869,893
		29,411,310
SWEDEN — 2.1%
Assa Abloy AB Class B	94,324	3,178,687
Atlas Copco AB Class B	312,766	5,362,620
Beijer Ref AB	16,938	278,969
Boliden AB	5,681	193,073
Epiroc AB Class B	78,189	1,483,312
EQT AB	14,830	508,398
Essity AB Class B	23,843	745,402
Evolution AB (d)	10,203	1,004,537
Fastighets AB Balder Class B (b)	26,550	233,687
Getinge AB Class B	2,370	51,157
H & M Hennes & Mauritz AB Class B (a)	54,842	934,899
Hexagon AB Class B	64,847	698,587
Husqvarna AB Class B (a)	100,232	702,057
Industrivarden AB Class A	1,990	73,659
Investor AB Class B	85,457	2,634,965
Lifco AB Class B	9,043	298,144
Nibe Industrier AB Class B (a)	86,643	475,756
Saab AB Class B (a)	8,336	177,549
Sagax AB Class B	4,435	126,532
Sandvik AB	88,343	1,977,490
Securitas AB Class B	92,922	1,181,624
Skandinaviska Enskilda Banken AB Class A	105,036	1,608,709
Skanska AB Class B	58,539	1,223,148
SKF AB Class B	38,497	767,160
Svenska Cellulosa AB SCA Class B	2,382	34,767
Svenska Handelsbanken AB Class A	125,250	1,288,135
Swedbank AB Class A	63,989	1,359,118
Swedish Orphan Biovitrum AB (b)	5,759	185,781
Tele2 AB Class B	64,698	733,362
Telefonaktiebolaget LM Ericsson Class B (a)	227,322	1,720,512
Telia Co. AB	142,003	460,053
Volvo AB Class B	101,001	2,672,343
Volvo Car AB Class B (a) (b)	36,195	99,695
		34,473,887
SWITZERLAND — 4.1%
ABB Ltd.	125,963	7,315,426
Adecco Group AG	14,555	496,583

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Alcon, Inc.	31,335	$3,132,200
Chocoladefabriken Lindt & Spruengli AG	48	620,805
Cie Financiere Richemont SA Class A	34,960	5,545,194
DSM-Firmenich AG	15,127	2,087,520
Geberit AG	3,962	2,589,825
Givaudan SA	758	4,169,427
Julius Baer Group Ltd.	13,051	787,500
Kuehne & Nagel International AG	5,332	1,458,865
Logitech International SA	5,986	536,189
Lonza Group AG	4,673	2,961,515
Novartis AG	123,042	14,170,506
Partners Group Holding AG	509	766,321
Sandoz Group AG	25,787	1,078,190
SGS SA	16,493	1,844,526
Sika AG	8,394	2,787,220
Sonova Holding AG	2,141	771,070
Straumann Holding AG	2,887	473,152
Swatch Group AG Bearer Shares (a)	4,131	887,610
Temenos AG	4,108	288,298
UBS Group AG	210,290	6,496,541
VAT Group AG (d)	1,174	599,560
Zurich Insurance Group AG	11,399	6,888,993
		68,753,036
TAIWAN — 5.2%
Accton Technology Corp.	53,000	890,967
Acer, Inc.	413,000	532,457
Advantech Co. Ltd.	40,644	412,906
Alchip Technologies Ltd.	2,000	124,816
ASE Technology Holding Co. Ltd.	198,000	944,749
Asia Vital Components Co. Ltd.	13,000	242,365
Asustek Computer, Inc.	36,000	629,074
AUO Corp. ADR (b)	116,917	611,476
Catcher Technology Co. Ltd.	43,000	321,347
Cathay Financial Holding Co. Ltd.	321,109	674,759
Chailease Holding Co. Ltd.	98,094	506,798
China Airlines Ltd.	222,000	150,822
China Steel Corp.	661,000	483,534
Chunghwa Telecom Co. Ltd. ADR (a)	45,386	1,800,463
Compal Electronics, Inc.	231,000	243,069
CTBC Financial Holding Co. Ltd.	764,558	831,081
Delta Electronics, Inc.	158,785	1,909,143
E Ink Holdings, Inc.	56,000	518,478
E.Sun Financial Holding Co. Ltd.	1,324,168	1,173,681
Eclat Textile Co. Ltd.	18,650	321,181
eMemory Technology, Inc.	7,000	581,739
Eva Airways Corp.	185,000	219,219
Security Description	Shares	Value
Evergreen Marine Corp. Taiwan Ltd.	68,400	$434,437
Far EasTone Telecommunications Co. Ltd.	87,000	249,345
Feng TAY Enterprise Co. Ltd.	60,665	299,045
First Financial Holding Co. Ltd.	325,680	281,978
Formosa Plastics Corp.	380,000	642,409
Fortune Electric Co. Ltd.	7,300	145,093
Fubon Financial Holding Co. Ltd.	526,267	1,503,311
Global Unichip Corp.	7,000	243,313
Globalwafers Co. Ltd.	28,000	402,572
Hon Hai Precision Industry Co. Ltd. GDR (a)	413,064	4,841,110
Hotai Motor Co. Ltd.	14,280	319,925
Innolux Corp.	589,485	300,829
Inventec Corp.	201,000	273,746
KGI Financial Holding Co. Ltd.	725,742	378,391
Largan Precision Co. Ltd.	7,000	561,831
Lite-On Technology Corp.	130,000	408,734
MediaTek, Inc.	102,000	3,787,149
Mega Financial Holding Co. Ltd.	450,445	559,382
Micro-Star International Co. Ltd.	79,000	434,361
Novatek Microelectronics Corp.	45,000	736,574
Pegatron Corp.	48,000	156,226
PharmaEssentia Corp. (b)	20,000	401,940
Pou Chen Corp.	127,000	145,073
President Chain Store Corp.	35,000	326,260
Quanta Computer, Inc.	168,000	1,401,482
Realtek Semiconductor Corp.	42,000	625,093
Ruentex Development Co. Ltd.	172,636	267,029
Taishin Financial Holding Co. Ltd.	1,073,283	624,031
Taiwan Cooperative Financial Holding Co. Ltd.	342,895	280,631
Taiwan High Speed Rail Corp.	363,000	339,526
Taiwan Mobile Co. Ltd.	69,000	250,739
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	255,907	44,443,369
Unimicron Technology Corp.	86,000	391,323
Uni-President Enterprises Corp.	409,000	1,126,975
United Microelectronics Corp. ADR (a)	223,789	1,884,303
Vanguard International Semiconductor Corp.	97,000	317,239
Voltronic Power Technology Corp.	5,000	319,941
Walsin Lihwa Corp.	124,000	137,140
Wan Hai Lines Ltd.	51,635	159,899
Winbond Electronics Corp. (b)	363,398	245,163
Wistron Corp.	89,000	284,044
Wiwynn Corp.	8,000	433,539

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Yageo Corp.	35,346	$695,829
Yang Ming Marine Transport Corp.	125,000	272,542
Zhen Ding Technology Holding Ltd.	127,000	455,485
		86,912,480
THAILAND — 0.4%
Advanced Info Service PCL	46,500	375,728
Airports of Thailand PCL	184,600	367,163
Bangkok Dusit Medical Services PCL Class F	425,700	396,892
Bangkok Expressway & Metro PCL	720,400	182,465
Bumrungrad Hospital PCL	68,700	574,324
Central Pattana PCL	216,700	451,213
CP ALL PCL NVDR	323,800	659,122
Delta Electronics Thailand PCL	262,000	871,230
Gulf Energy Development PCL	206,720	366,189
Home Product Center PCL	212,500	68,682
Minor International PCL	411,709	361,457
PTT Global Chemical PCL	154,800	144,324
PTT Oil & Retail Business PCL	41,500	22,699
PTT PCL	1,031,520	1,089,944
SCB X PCL NVDR	106,000	359,071
Siam Cement PCL	26,600	199,226
		6,489,729
TURKEY — 0.2%
Akbank TAS	344,265	620,311
Aselsan Elektronik Sanayi Ve Ticaret AS	397,955	689,697
BIM Birlesik Magazalar AS	26,686	387,364
Ford Otomotiv Sanayi AS	3,461	92,935
KOC Holding AS	28,145	154,938
Sasa Polyester Sanayi AS (b)	635,285	79,905
Turk Hava Yollari AO (b)	26,779	223,241
Turkiye Is Bankasi AS Class C	1,155,612	475,262
Yapi ve Kredi Bankasi AS	133,791	121,005
		2,844,658
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	230,202	527,716
Abu Dhabi Islamic Bank PJSC	234,061	810,579
Aldar Properties PJSC	471,107	964,532
Dubai Islamic Bank PJSC	267,611	459,011
Emaar Properties PJSC	449,482	1,067,107
Emirates NBD Bank PJSC	100,497	555,429
Emirates Telecommunications Group Co. PJSC	205,801	1,036,569
First Abu Dhabi Bank PJSC	267,830	1,001,901
Multiply Group PJSC (b)	479,240	307,924
		6,730,768
UNITED KINGDOM — 6.9%
3i Group PLC	79,564	3,527,199
Security Description	Shares	Value
Admiral Group PLC	1,817	$67,853
Anglogold Ashanti PLC	31,187	830,670
Ashtead Group PLC	20,588	1,597,844
Associated British Foods PLC	10,836	339,098
AstraZeneca PLC	85,669	13,316,008
Auto Trader Group PLC (d)	58,780	684,213
Aviva PLC	180,947	1,173,761
BAE Systems PLC	224,588	3,727,980
Barclays PLC	1,033,457	3,112,772
Barratt Developments PLC	40,417	259,519
Berkeley Group Holdings PLC	3,184	201,584
British American Tobacco PLC	129,894	4,746,113
BT Group PLC (a)	495,115	982,237
Centrica PLC	44,909	70,268
CK Hutchison Holdings Ltd.	121,532	699,386
Compass Group PLC	133,137	4,275,282
Croda International PLC	1,020	57,696
Diageo PLC	145,019	5,063,385
Entain PLC	28,138	288,054
Hargreaves Lansdown PLC	4,542	67,900
HSBC Holdings PLC	1,163,921	10,447,715
Imperial Brands PLC	67,982	1,981,507
InterContinental Hotels Group PLC	11,563	1,261,895
J Sainsbury PLC	180,750	716,194
JD Sports Fashion PLC	64,469	133,215
Kingfisher PLC	56,149	242,516
Land Securities Group PLC REIT	91,077	795,301
Legal & General Group PLC	81,986	248,866
Lloyds Banking Group PLC	3,659,214	2,886,071
London Stock Exchange Group PLC	19,350	2,652,612
M&G PLC	124,154	345,391
Melrose Industries PLC	29,809	182,208
National Grid PLC	346,040	4,780,853
NatWest Group PLC	258,325	1,191,627
Next PLC	13,521	1,774,101
Pearson PLC	74,691	1,015,392
Persimmon PLC	13,254	292,185
Reckitt Benckiser Group PLC	42,279	2,595,658
RELX PLC (c)	118,633	5,583,812
RELX PLC (c)	25,035	1,178,523
Rentokil Initial PLC	89,348	436,722
Rolls-Royce Holdings PLC (b)	566,699	4,007,465
Sage Group PLC	136,200	1,871,677
Segro PLC REIT	90,902	1,065,680
Severn Trent PLC	33,806	1,198,032
Smith & Nephew PLC	90,449	1,404,928
Smiths Group PLC	27,057	608,632
SSE PLC	98,173	2,479,615
Standard Chartered PLC	166,423	1,770,225
Taylor Wimpey PLC	160,172	352,993
Tesco PLC	381,475	1,835,436
Unilever PLC	149,933	9,731,835
United Utilities Group PLC	79,382	1,113,238

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Vodafone Group PLC	1,507,679	$1,517,552
Whitbread PLC	17,461	734,024
Wise PLC Class A (b)	27,415	246,931
WPP PLC	96,701	989,945
		116,759,394
UNITED STATES — 5.8%
BP PLC	1,110,401	5,834,119
Brookfield Renewable Corp. Class A (a)	9,002	294,259
CSL Ltd.	28,654	5,690,880
CyberArk Software Ltd. (b)	2,382	694,615
Experian PLC	68,748	3,624,975
Ferrovial SE	45,777	1,971,030
GFL Environmental, Inc. (a)	6,291	251,230
GSK PLC	246,750	5,019,280
Haleon PLC	308,465	1,625,660
Holcim AG	25,024	2,449,151
James Hardie Industries PLC CDI (b)	47,682	1,899,750
JBS SA	69,637	404,462
Legend Biotech Corp. ADR (b)	6,329	308,412
Monday.com Ltd. (b)	1,888	524,430
Nestle SA	165,708	16,689,647
Qiagen NV (b)	211	9,530
Roche Holding AG	44,720	14,345,601
Sanofi SA	70,819	8,132,965
Schneider Electric SE	37,958	10,006,149
Shell PLC	411,490	13,384,831
Stellantis NV (c)	54,213	750,376
Stellantis NV (c)	71,519	990,392
Swiss Re AG	23,943	3,312,368
		98,214,112
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd. (b)	47,655	650,474
TOTAL COMMON STOCKS (Cost $1,402,398,587)		1,675,967,716

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (f) (Cost $0)	1,374	—
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	542,651	542,651
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	68,426,253	$68,426,253
TOTAL SHORT-TERM INVESTMENTS (Cost $68,968,904)		68,968,904
TOTAL INVESTMENTS — 103.6% (Cost $1,471,367,491)		1,744,936,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(60,950,485)
NET ASSETS — 100.0%		$1,683,986,135
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	34	12/20/2024	$4,130,040	$4,229,260	$99,220
E-mini MSCI Emerging Markets Index (long)	60	12/20/2024	3,292,403	3,517,836	225,433
S&P/TSX 60 Index (long)	1	12/19/2024	210,528	213,835	3,307
					$327,960

During the year ended September 30, 2024, the average notional value related to futures contracts was $9,735,955.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,670,430,618	$5,537,098	$0(a)	$1,675,967,716
Warrants	—	—	0(a)	0
Short-Term Investments	68,968,904	—	—	68,968,904
TOTAL INVESTMENTS	$1,739,399,522	$5,537,098	$0	$1,744,936,620
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$327,960	$—	$—	$327,960
TOTAL OTHER FINANCIAL INSTRUMENTS:	$327,960	$—	$—	$327,960
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	22.1%
Industrials	13.8
Information Technology	12.9
Consumer Discretionary	11.5
Health Care	9.4
Consumer Staples	7.4
Materials	7.1
Communication Services	5.6
Energy	5.0
Utilities	3.1
Real Estate	1.6
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	526,781	$526,781	$59,355,750	$59,339,880	$—	$—	542,651	$542,651	$54,162
State Street Navigator Securities Lending Portfolio II	46,462,476	46,462,476	415,171,869	393,208,092	—	—	68,426,253	68,426,253	301,591
Total		$46,989,257	$474,527,619	$452,547,972	$—	$—		$68,968,904	$355,753
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.9%
Ampol Ltd.	4,089	$86,606
ANZ Group Holdings Ltd.	54,562	1,153,741
APA Group Stapled Security	23,491	126,464
Aristocrat Leisure Ltd.	10,321	419,587
ASX Ltd.	3,495	155,008
BlueScope Steel Ltd.	8,278	127,492
Brambles Ltd.	24,414	322,315
CAR Group Ltd.	6,340	164,763
Cochlear Ltd.	1,175	229,947
Coles Group Ltd.	23,844	298,745
Commonwealth Bank of Australia	30,248	2,841,099
Computershare Ltd.	9,950	174,434
Dexus REIT	18,728	98,484
Endeavour Group Ltd.	27,994	97,493
Fortescue Ltd. (a)	30,042	431,005
Goodman Group REIT	30,535	783,584
GPT Group REIT	33,457	115,590
Insurance Australia Group Ltd.	42,235	215,652
Lottery Corp. Ltd.	38,615	137,160
Macquarie Group Ltd.	6,496	1,047,199
Medibank Pvt Ltd.	48,490	122,786
Mineral Resources Ltd. (a)	3,192	115,240
Mirvac Group REIT (a)	70,394	104,997
National Australia Bank Ltd.	56,016	1,451,463
Northern Star Resources Ltd.	20,226	224,088
Orica Ltd.	8,785	113,055
Pilbara Minerals Ltd. (a) (b)	51,772	117,448
Pro Medicus Ltd.	986	121,930
Qantas Airways Ltd. (b)	16,270	83,752
QBE Insurance Group Ltd.	26,747	306,912
Ramsay Health Care Ltd.	3,235	93,407
REA Group Ltd. (a)	945	131,774
Reece Ltd. (a)	4,160	82,251
Scentre Group REIT	92,729	234,807
SEEK Ltd. (a)	6,449	111,179
Sonic Healthcare Ltd.	7,860	148,482
Stockland REIT (a)	43,287	157,359
Suncorp Group Ltd.	22,846	286,716
Telstra Group Ltd.	70,746	190,431
Transurban Group Stapled Security	55,489	505,446
Treasury Wine Estates Ltd.	14,729	122,619
Vicinity Ltd. REIT	67,206	103,039
Wesfarmers Ltd.	20,578	1,005,458
Westpac Banking Corp.	62,732	1,380,465
WiseTech Global Ltd. (a)	3,021	287,525
Woolworths Group Ltd.	22,273	514,548
		17,143,545
AUSTRIA — 0.2%
Erste Group Bank AG	5,932	326,055
Mondi PLC	7,768	148,063
Verbund AG	1,215	101,022
Security Description	Shares	Value
voestalpine AG	2,090	$54,535
		629,675
BELGIUM — 0.9%
Ageas SA	2,910	155,630
Anheuser-Busch InBev SA	16,301	1,080,285
D'ieteren Group	369	78,205
Elia Group SA	553	63,384
Groupe Bruxelles Lambert NV	1,519	118,585
KBC Group NV	4,214	335,891
Lotus Bakeries NV	7	94,061
Sofina SA	258	73,022
Syensqo SA	1,293	114,881
UCB SA	2,279	412,043
Warehouses De Pauw CVA REIT	3,219	86,006
		2,611,993
BRAZIL — 0.0% (c)
Yara International ASA	2,874	91,165
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	3,212	76,302
CHILE — 0.1%
Antofagasta PLC	7,103	191,768
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	64,500	206,766
Prosus NV	25,724	1,127,126
SITC International Holdings Co. Ltd.	24,000	64,886
Wharf Holdings Ltd.	19,000	54,303
Wilmar International Ltd.	32,500	84,926
		1,538,007
DENMARK — 3.6%
AP Moller - Maersk AS Class A	53	86,092
AP Moller - Maersk AS Class B	80	134,861
Carlsberg AS Class B	1,722	205,624
Coloplast AS Class B	2,260	296,055
Danske Bank AS	12,335	372,109
Demant AS (b)	1,730	67,755
DSV AS	3,057	632,727
Genmab AS (b)	1,173	284,491
Novo Nordisk AS Class B	58,132	6,847,557
Novonesis (Novozymes) B Class B	6,440	464,910
Orsted AS (b) (d)	3,413	227,482
Pandora AS	1,441	237,848
Rockwool AS Class B	156	73,428
Tryg AS	6,170	146,687
Vestas Wind Systems AS (b)	17,954	397,410
Zealand Pharma AS (b)	1,197	145,694
		10,620,730
FINLAND — 1.1%
Elisa OYJ	2,587	137,490
Fortum OYJ (a)	8,127	134,193
Kesko OYJ Class B (a)	4,641	99,267
Kone OYJ Class B	6,102	365,704

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Metso OYJ	11,331	$121,401
Neste OYJ (a)	7,345	142,880
Nokia OYJ	95,757	419,356
Nordea Bank Abp (e)	55,887	659,401
Nordea Bank Abp (e)	1,505	17,788
Orion OYJ Class B	1,861	102,228
Sampo OYJ Class A	9,055	423,435
Stora Enso OYJ Class R (a)	10,092	129,527
UPM-Kymmene OYJ	9,542	320,226
Wartsila OYJ Abp	8,814	197,721
		3,270,617
FRANCE — 9.2%
Accor SA	3,596	156,519
Aeroports de Paris SA	612	78,753
Air Liquide SA	10,459	2,022,424
Airbus SE	10,754	1,574,903
Alstom SA (b)	6,051	125,846
Amundi SA (d)	1,077	80,593
Arkema SA	1,098	104,774
AXA SA	32,928	1,268,953
BioMerieux	714	85,742
BNP Paribas SA	18,467	1,268,552
Bollore SE	13,007	86,881
Bouygues SA	3,296	110,576
Bureau Veritas SA	5,611	186,487
Capgemini SE	2,769	599,372
Carrefour SA	10,276	175,583
Cie de Saint-Gobain SA	8,155	743,766
Cie Generale des Etablissements Michelin SCA	12,070	491,143
Covivio SA REIT	917	55,827
Credit Agricole SA	18,926	289,904
Danone SA	11,728	855,238
Dassault Aviation SA	342	70,612
Dassault Systemes SE	11,948	475,111
Edenred SE	4,511	171,274
Eiffage SA	1,272	122,996
EssilorLuxottica SA	5,386	1,277,949
Eurazeo SE	813	66,917
Gecina SA REIT	819	94,512
Getlink SE	5,223	93,383
Hermes International SCA	574	1,413,192
Ipsen SA	684	84,353
Kering SA	1,315	376,955
Klepierre SA REIT	3,732	122,621
La Francaise des Jeux SAEM (d)	1,786	73,631
Legrand SA	4,731	545,427
L'Oreal SA	4,353	1,953,226
LVMH Moet Hennessy Louis Vuitton SE	4,969	3,818,183
Orange SA	33,042	379,275
Pernod Ricard SA	3,622	548,140
Publicis Groupe SA	4,092	448,467
Renault SA	3,318	144,382
Rexel SA	4,142	120,051
Safran SA	6,191	1,458,589
Security Description	Shares	Value
Sartorius Stedim Biotech	515	$107,912
SEB SA	485	55,482
Societe Generale SA	13,081	326,289
Sodexo SA	1,534	126,090
Teleperformance SE	934	96,942
Thales SA	1,701	270,617
Unibail-Rodamco-Westfield CDI	683	3,033
Unibail-Rodamco-Westfield REIT (b)	2,132	187,022
Veolia Environnement SA	12,309	405,530
Vinci SA	8,965	1,050,066
Vivendi SE	12,862	149,001
		26,999,066
GERMANY — 9.5%
adidas AG	2,892	767,850
Allianz SE	7,084	2,332,299
BASF SE	16,212	860,432
Bayer AG	17,635	596,843
Bayerische Motoren Werke AG	5,812	513,600
Bayerische Motoren Werke AG Preference Shares	1,011	83,835
Bechtle AG	1,379	61,746
Beiersdorf AG	1,811	273,161
Brenntag SE	2,419	180,828
Carl Zeiss Meditec AG	690	54,791
Commerzbank AG	18,818	347,055
Continental AG	1,985	128,801
Covestro AG (b) (d)	3,453	215,577
CTS Eventim AG & Co. KGaA	1,079	112,414
Daimler Truck Holding AG	9,057	339,934
Deutsche Bank AG	34,530	597,250
Deutsche Boerse AG	3,392	797,635
Deutsche Lufthansa AG	10,098	74,156
Deutsche Post AG	18,532	827,926
Deutsche Telekom AG	63,161	1,860,253
Dr. Ing hc F Porsche AG Preference Shares (d)	2,053	163,824
E.ON SE	40,295	600,591
Evonik Industries AG	4,578	107,295
Fresenius Medical Care AG	3,563	151,862
Fresenius SE & Co. KGaA (b)	7,528	287,588
GEA Group AG	2,900	142,279
Hannover Rueck SE	1,088	310,973
Heidelberg Materials AG	2,437	265,454
Henkel AG & Co. KGaA	1,855	158,065
Henkel AG & Co. KGaA Preference Shares	3,000	282,584
Infineon Technologies AG	23,714	832,621
Knorr-Bremse AG	1,330	118,525
LEG Immobilien SE	1,290	135,015
Mercedes-Benz Group AG	13,590	880,300
Merck KGaA	2,307	406,807
MTU Aero Engines AG	968	302,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,437	1,344,404

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nemetschek SE	1,062	$110,228
Porsche Automobil Holding SE Preference Shares	2,657	121,816
Puma SE	1,795	75,124
Rational AG	87	88,843
Rheinmetall AG	779	422,878
SAP SE	18,861	4,302,584
Sartorius AG Preference Shares	455	128,068
Scout24 SE (d)	1,332	114,838
Siemens AG	13,739	2,780,561
Siemens Energy AG (b)	11,737	433,187
Siemens Healthineers AG (d)	5,063	304,339
Symrise AG	2,369	328,111
Talanx AG	1,093	92,220
Volkswagen AG Preference Shares	3,657	388,386
Vonovia SE	13,523	493,973
Zalando SE (b) (d)	3,798	125,552
		27,827,775
HONG KONG — 1.8%
AIA Group Ltd.	200,600	1,798,750
CK Asset Holdings Ltd.	34,015	149,767
CK Infrastructure Holdings Ltd.	12,000	82,189
Futu Holdings Ltd. ADR (b)	1,063	101,676
Hang Seng Bank Ltd.	13,800	173,666
HKT Trust & HKT Ltd. Stapled Security	67,000	85,826
Hong Kong Exchanges & Clearing Ltd.	21,575	906,053
Hongkong Land Holdings Ltd.	19,500	71,565
Link REIT	45,130	228,047
MTR Corp. Ltd.	27,131	102,516
Power Assets Holdings Ltd.	25,000	160,283
Prudential PLC	48,781	454,493
Sino Land Co. Ltd.	73,908	81,163
Sun Hung Kai Properties Ltd.	26,000	286,360
Swire Pacific Ltd. Class A	8,000	68,387
Techtronic Industries Co. Ltd.	24,500	372,507
WH Group Ltd. (d)	145,810	115,634
Wharf Real Estate Investment Co. Ltd.	31,000	109,752
		5,348,634
IRELAND — 0.4%
AerCap Holdings NV	3,686	349,138
AIB Group PLC	33,699	193,502
Bank of Ireland Group PLC	18,377	205,712
Kerry Group PLC Class A	2,772	288,177
Kingspan Group PLC	2,722	256,246
		1,292,775
ISRAEL — 0.7%
Azrieli Group Ltd.	777	54,186
Bank Hapoalim BM	22,670	227,267
Bank Leumi Le-Israel BM	26,613	260,714
Check Point Software Technologies Ltd. (b)	1,588	306,182
Security Description	Shares	Value
Elbit Systems Ltd.	464	$92,409
Global-e Online Ltd. (b)	1,796	69,038
ICL Group Ltd.	13,419	57,288
Israel Discount Bank Ltd. Class A	21,337	119,600
Mizrahi Tefahot Bank Ltd.	2,788	109,056
Nice Ltd. (b)	1,129	196,923
Teva Pharmaceutical Industries Ltd. (b)	13,460	239,875
Teva Pharmaceutical Industries Ltd. ADR (b)	6,615	119,202
Wix.com Ltd. (b)	946	158,143
		2,009,883
ITALY — 2.6%
Amplifon SpA	2,112	60,837
Banco BPM SpA	22,974	155,328
Coca-Cola HBC AG	3,910	139,718
Davide Campari-Milano NV (a)	10,846	91,995
DiaSorin SpA	429	50,225
Enel SpA	147,460	1,180,810
Ferrari NV	2,285	1,070,308
FinecoBank Banca Fineco SpA	11,075	190,039
Generali	18,210	527,389
Infrastrutture Wireless Italiane SpA (d)	5,703	70,331
Intesa Sanpaolo SpA	265,202	1,135,818
Leonardo SpA	7,168	160,157
Mediobanca Banca di Credito Finanziario SpA	9,309	159,216
Moncler SpA	3,923	249,649
Nexi SpA (a) (b) (d)	10,149	69,003
Poste Italiane SpA (d)	7,930	111,425
Prysmian SpA	4,959	360,849
Recordati Industria Chimica e Farmaceutica SpA	1,862	105,567
Snam SpA	34,985	178,475
Telecom Italia SpA (a) (b)	177,582	49,448
Terna - Rete Elettrica Nazionale (a)	25,164	227,146
UniCredit SpA	27,026	1,187,342
		7,531,075
JAPAN — 22.3%
Advantest Corp.	14,000	659,773
Aeon Co. Ltd.	11,700	318,920
AGC, Inc.	3,400	110,457
Aisin Corp. (a)	9,300	102,531
Ajinomoto Co., Inc.	8,300	321,811
ANA Holdings, Inc.	2,600	55,784
Asahi Group Holdings Ltd.	26,100	342,763
Asahi Kasei Corp.	22,400	169,441
Asics Corp.	12,200	255,958
Astellas Pharma, Inc. (a)	32,300	371,911
Bandai Namco Holdings, Inc.	10,600	242,768
Bridgestone Corp.	10,100	388,353
Brother Industries Ltd. (a)	4,300	83,571
Canon, Inc. (a)	17,000	558,942

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Capcom Co. Ltd.	6,100	$141,924
Central Japan Railway Co.	13,800	320,013
Chiba Bank Ltd.	9,500	76,543
Chugai Pharmaceutical Co. Ltd.	12,200	591,236
Concordia Financial Group Ltd.	19,500	107,970
Dai Nippon Printing Co. Ltd.	7,000	124,888
Daifuku Co. Ltd.	6,100	117,765
Dai-ichi Life Holdings, Inc.	16,500	424,727
Daiichi Sankyo Co. Ltd.	33,500	1,102,849
Daikin Industries Ltd.	4,700	659,623
Daito Trust Construction Co. Ltd. (a)	1,100	133,886
Daiwa House Industry Co. Ltd.	9,900	311,797
Daiwa Securities Group, Inc. (a)	24,100	169,327
Denso Corp.	33,600	499,279
Dentsu Group, Inc.	3,800	117,076
Disco Corp.	1,700	445,561
East Japan Railway Co.	16,400	326,590
Eisai Co. Ltd.	4,600	171,889
FANUC Corp.	17,000	497,973
Fast Retailing Co. Ltd.	3,500	1,160,305
Fuji Electric Co. Ltd. (a)	2,500	150,657
FUJIFILM Holdings Corp.	20,100	518,238
Fujitsu Ltd.	30,200	619,771
Hamamatsu Photonics KK (a)	5,000	65,559
Hankyu Hanshin Holdings, Inc.	4,300	132,932
Hikari Tsushin, Inc.	300	66,841
Hitachi Construction Machinery Co. Ltd. (a)	1,800	43,679
Hitachi Ltd.	83,300	2,201,883
Honda Motor Co. Ltd.	81,500	858,929
Hoshizaki Corp.	1,800	62,718
Hoya Corp.	6,300	871,403
Hulic Co. Ltd.	6,400	65,078
Ibiden Co. Ltd. (a)	2,000	61,871
Isuzu Motors Ltd.	10,400	140,397
Japan Airlines Co. Ltd.	2,500	44,000
Japan Exchange Group, Inc.	18,200	236,088
Japan Post Bank Co. Ltd.	25,300	236,657
Japan Post Holdings Co. Ltd.	35,300	337,107
Japan Post Insurance Co. Ltd.	3,700	67,357
Japan Real Estate Investment Corp. REIT (a)	24	95,805
Japan Tobacco, Inc.	21,600	631,057
JFE Holdings, Inc. (a)	10,400	139,488
Kajima Corp. (a)	7,800	145,896
Kansai Electric Power Co., Inc.	12,500	207,110
Kao Corp. (a)	8,400	417,475
Kawasaki Kisen Kaisha Ltd. (a)	6,900	106,799
KDDI Corp.	27,800	892,850
Keisei Electric Railway Co. Ltd. (a)	2,300	68,643
Keyence Corp.	3,500	1,672,679
Kikkoman Corp.	12,500	142,268
Kirin Holdings Co. Ltd. (a)	14,100	215,482
Kobe Bussan Co. Ltd. (a)	2,700	85,394
Security Description	Shares	Value
Komatsu Ltd.	16,700	$463,033
Konami Group Corp.	1,800	183,033
Kubota Corp.	17,800	252,739
Kyocera Corp.	23,300	270,400
Kyowa Kirin Co. Ltd.	4,700	83,032
Lasertec Corp.	1,500	247,536
LY Corp.	46,400	136,015
M3, Inc.	7,500	75,398
Makita Corp.	4,500	152,297
MatsukiyoCocokara & Co. (a)	5,900	97,055
Mazda Motor Corp. (a)	10,300	77,048
McDonald's Holdings Co. Japan Ltd.	1,600	76,510
MEIJI Holdings Co. Ltd.	4,100	102,901
Minebea Mitsumi, Inc.	6,500	128,055
Mitsubishi Chemical Group Corp.	24,100	154,820
Mitsubishi Electric Corp.	34,200	550,753
Mitsubishi Estate Co. Ltd.	21,000	331,575
Mitsubishi HC Capital, Inc. (a)	15,100	106,673
Mitsubishi Heavy Industries Ltd.	57,200	846,763
Mitsubishi UFJ Financial Group, Inc.	200,800	2,040,428
Mitsui Chemicals, Inc. (a)	3,200	85,123
Mitsui Fudosan Co. Ltd.	47,400	443,381
Mitsui OSK Lines Ltd. (a)	6,300	216,959
Mizuho Financial Group, Inc.	43,770	898,411
MonotaRO Co. Ltd. (a)	4,500	75,425
MS&AD Insurance Group Holdings, Inc.	23,500	547,085
Murata Manufacturing Co. Ltd.	30,800	604,308
NEC Corp.	4,400	422,959
Nexon Co. Ltd.	6,000	118,687
NIDEC Corp. (a)	14,800	311,023
Nintendo Co. Ltd.	18,600	992,936
Nippon Building Fund, Inc. REIT	135	124,392
Nippon Paint Holdings Co. Ltd.	16,100	123,530
Nippon Prologis REIT, Inc.	39	67,127
Nippon Sanso Holdings Corp. (a)	3,200	116,622
Nippon Steel Corp. (a)	15,900	355,482
Nippon Telegraph & Telephone Corp.	544,300	558,608
Nippon Yusen KK (a)	8,300	302,894
Nissan Motor Co. Ltd. (a)	43,500	122,405
Nissin Foods Holdings Co. Ltd.	3,700	103,649
Nitori Holdings Co. Ltd.	1,500	228,555
Nitto Denko Corp.	13,000	217,076
Nomura Holdings, Inc.	53,400	277,378
Nomura Real Estate Holdings, Inc. (a)	2,000	53,565
Nomura Research Institute Ltd.	6,900	255,663
NTT Data Group Corp.	11,200	201,583
Obayashi Corp.	11,800	149,562
Obic Co. Ltd.	6,000	211,661
Olympus Corp.	21,600	410,512
Omron Corp.	3,200	146,465
Ono Pharmaceutical Co. Ltd. (a)	6,800	90,871

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Oracle Corp. Japan	700	$72,158
Oriental Land Co. Ltd.	19,500	504,132
ORIX Corp.	20,900	484,803
Otsuka Corp.	3,900	96,628
Otsuka Holdings Co. Ltd.	7,600	429,466
Pan Pacific International Holdings Corp.	6,900	178,240
Panasonic Holdings Corp.	41,200	358,023
Rakuten Group, Inc. (a) (b)	26,100	168,891
Recruit Holdings Co. Ltd.	26,900	1,637,056
Renesas Electronics Corp.	30,700	446,206
Resona Holdings, Inc. (a)	37,500	261,535
Ricoh Co. Ltd. (a)	9,500	102,445
Rohm Co. Ltd. (a)	6,000	67,366
SBI Holdings, Inc. (a)	4,900	112,874
SCREEN Holdings Co. Ltd. (a)	1,500	104,583
SCSK Corp.	2,800	57,932
Secom Co. Ltd. (a)	7,600	281,281
Seiko Epson Corp. (a)	4,900	90,419
Sekisui Chemical Co. Ltd.	6,900	107,644
Sekisui House Ltd.	10,600	294,494
Seven & i Holdings Co. Ltd.	39,900	598,890
SG Holdings Co. Ltd. (a)	5,600	60,330
Shimadzu Corp. (a)	4,300	143,514
Shimano, Inc. (a)	1,400	265,926
Shin-Etsu Chemical Co. Ltd.	32,600	1,362,208
Shionogi & Co. Ltd.	13,500	193,808
Shiseido Co. Ltd.	7,200	195,050
Shizuoka Financial Group, Inc.	7,900	68,733
SMC Corp.	1,000	444,980
SoftBank Corp. (a)	519,000	679,228
SoftBank Group Corp.	18,700	1,101,684
Sompo Holdings, Inc.	17,200	384,908
Sony Group Corp.	113,000	2,194,194
Subaru Corp.	10,600	183,929
SUMCO Corp. (a)	6,200	66,837
Sumitomo Electric Industries Ltd.	12,600	202,204
Sumitomo Metal Mining Co. Ltd.	4,600	137,994
Sumitomo Mitsui Financial Group, Inc.	68,100	1,449,696
Sumitomo Mitsui Trust Holdings, Inc. (a)	11,800	279,739
Sumitomo Realty & Development Co. Ltd. (a)	5,000	167,995
Suntory Beverage & Food Ltd. (a)	2,500	94,274
Suzuki Motor Corp.	28,000	311,731
Sysmex Corp. (a)	8,700	171,944
T&D Holdings, Inc.	9,100	158,728
Taisei Corp.	2,900	126,916
Takeda Pharmaceutical Co. Ltd.	28,908	829,205
TDK Corp.	34,500	439,692
Terumo Corp.	24,200	456,795
TIS, Inc.	4,100	104,650
Toho Co. Ltd.	2,100	85,342
Tokio Marine Holdings, Inc.	34,000	1,243,386
Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (b)	26,500	$117,994
Tokyo Electron Ltd.	8,100	1,432,110
Tokyu Corp. (a)	9,100	117,885
TOPPAN Holdings, Inc.	4,100	121,647
Toray Industries, Inc.	24,300	143,245
TOTO Ltd. (a)	2,500	93,278
Toyota Industries Corp.	2,700	208,106
Toyota Motor Corp.	185,500	3,297,216
Toyota Tsusho Corp.	11,400	206,019
Trend Micro, Inc.	2,500	148,315
Unicharm Corp.	7,200	260,889
West Japan Railway Co.	7,900	150,445
Yakult Honsha Co. Ltd. (a)	4,700	109,055
Yamaha Motor Co. Ltd.	15,500	138,702
Yaskawa Electric Corp.	4,400	153,742
Yokogawa Electric Corp.	4,200	107,320
Zensho Holdings Co. Ltd.	1,800	99,866
ZOZO, Inc. (a)	2,400	87,483
		65,350,279
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	2,986	76,541
LUXEMBOURG — 0.1%
ArcelorMittal SA	8,233	216,296
Eurofins Scientific SE	2,443	155,138
		371,434
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	40,000	201,094
Sands China Ltd. (b)	43,200	110,788
		311,882
NETHERLANDS — 4.7%
ABN AMRO Bank NV GDR (d)	8,596	155,464
Adyen NV (b) (d)	388	607,364
Aegon Ltd.	23,788	153,132
Akzo Nobel NV	2,974	210,101
Argenx SE (b)	1,061	575,013
ASM International NV	843	554,525
ASML Holding NV	7,214	6,002,965
ASR Nederland NV	2,816	138,283
BE Semiconductor Industries NV	1,357	171,969
Euronext NV (d)	1,400	152,263
EXOR NV	1,744	187,146
Heineken Holding NV	2,283	172,751
Heineken NV	5,171	459,610
IMCD NV	1,022	177,820
ING Groep NV	59,901	1,087,958
JDE Peet's NV	2,167	45,371
Koninklijke Ahold Delhaize NV	16,702	578,408
Koninklijke KPN NV (a)	69,472	284,473
Koninklijke Philips NV (b)	14,198	466,180
NN Group NV	5,122	255,981
OCI NV	1,791	51,131
Randstad NV (a)	1,905	94,823
Universal Music Group NV	14,540	381,343

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wolters Kluwer NV	4,517	$762,733
		13,726,807
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	26,822	127,479
Fisher & Paykel Healthcare Corp. Ltd.	10,703	236,640
Mercury NZ Ltd.	12,553	51,515
Meridian Energy Ltd.	23,544	88,981
Spark New Zealand Ltd.	31,134	60,021
Xero Ltd. (b)	2,596	269,138
		833,774
NORWAY — 0.4%
DNB Bank ASA	16,423	337,421
Gjensidige Forsikring ASA	3,666	68,707
Kongsberg Gruppen ASA	1,520	148,931
Mowi ASA	8,242	148,483
Norsk Hydro ASA	24,028	156,177
Orkla ASA	12,996	122,709
Salmar ASA	1,259	66,162
Telenor ASA	10,867	139,285
		1,187,875
POLAND — 0.0% (c)
InPost SA (b)	3,408	64,431
PORTUGAL — 0.1%
EDP SA	55,320	253,257
Jeronimo Martins SGPS SA	4,985	98,140
		351,397
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	65,870	146,949
CapitaLand Integrated Commercial Trust REIT	101,491	167,832
CapitaLand Investment Ltd.	44,505	108,312
DBS Group Holdings Ltd.	35,750	1,061,067
Genting Singapore Ltd.	107,600	73,440
Grab Holdings Ltd. Class A (b)	36,628	139,186
Keppel Ltd.	25,300	130,842
Oversea-Chinese Banking Corp. Ltd.	60,789	716,001
Sea Ltd. ADR (b)	6,588	621,117
Sembcorp Industries Ltd.	15,600	67,413
Singapore Airlines Ltd. (a)	26,300	139,501
Singapore Exchange Ltd.	15,000	133,619
Singapore Technologies Engineering Ltd.	27,900	101,415
Singapore Telecommunications Ltd.	136,600	345,229
STMicroelectronics NV	12,074	359,114
United Overseas Bank Ltd.	22,671	568,897
		4,879,934
SOUTH KOREA — 0.1%
Delivery Hero SE (b) (d)	3,421	138,288
SPAIN — 2.9%
Abertis Infraestructuras SA (b)	132	442
Security Description	Shares	Value
Acciona SA	422	$60,049
ACS Actividades de Construccion y Servicios SA	3,439	159,204
Aena SME SA (d)	1,338	295,071
Amadeus IT Group SA	8,210	594,847
Banco Bilbao Vizcaya Argentaria SA	104,535	1,132,597
Banco de Sabadell SA	95,428	203,313
Banco Santander SA	282,567	1,450,809
CaixaBank SA	67,219	402,406
Cellnex Telecom SA (b) (d)	9,703	394,502
EDP Renovaveis SA	5,623	98,589
Endesa SA	5,512	120,757
Grifols SA (a) (b)	5,044	57,560
Iberdrola SA	110,565	1,713,972
Industria de Diseno Textil SA (a)	19,780	1,173,091
Redeia Corp. SA	7,172	139,835
Telefonica SA (a)	72,847	357,399
		8,354,443
SWEDEN — 3.6%
AddTech AB Class B	4,871	146,179
Alfa Laval AB	5,174	248,884
Assa Abloy AB Class B	18,261	615,390
Atlas Copco AB Class A	48,126	932,695
Atlas Copco AB Class B	27,884	478,093
Beijer Ref AB (a)	6,680	110,020
Boliden AB	5,004	170,065
Epiroc AB Class A	11,909	257,880
Epiroc AB Class B	6,863	130,197
EQT AB (a)	6,739	231,024
Essity AB Class B	10,946	342,204
Evolution AB (d)	3,256	320,570
Fastighets AB Balder Class B (b)	11,982	105,463
Getinge AB Class B	3,830	82,671
H & M Hennes & Mauritz AB Class B (a)	10,052	171,358
Hexagon AB Class B	36,966	398,229
Holmen AB Class B	1,281	55,529
Husqvarna AB Class B (a)	5,855	41,010
Industrivarden AB Class A	2,182	80,765
Industrivarden AB Class C (a)	2,807	103,373
Indutrade AB	4,876	151,813
Investment AB Latour Class B	2,495	77,952
Investor AB Class B	31,020	956,465
L E Lundbergforetagen AB Class B (a)	1,396	80,015
Lifco AB Class B	4,273	140,879
Nibe Industrier AB Class B (a)	27,096	148,784
Saab AB Class B (a)	5,550	118,210
Sagax AB Class B	3,721	106,161
Sandvik AB	19,046	426,330
Securitas AB Class B (a)	8,451	107,465
Skandinaviska Enskilda Banken AB Class A	28,540	437,113
Skanska AB Class B	6,181	129,149
SKF AB Class B	6,443	128,395

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	10,912	$159,267
Svenska Handelsbanken AB Class A	26,197	269,423
Swedbank AB Class A	15,350	326,032
Swedish Orphan Biovitrum AB (b)	3,315	106,940
Tele2 AB Class B	9,859	111,753
Telefonaktiebolaget LM Ericsson Class B (a)	50,813	384,584
Telia Co. AB	40,557	131,394
Trelleborg AB Class B	3,758	144,661
Volvo AB Class A	3,395	90,698
Volvo AB Class B	28,871	763,886
Volvo Car AB Class B (a) (b)	14,330	39,470
		10,558,438
SWITZERLAND — 7.2%
ABB Ltd.	28,563	1,658,824
Adecco Group AG	3,003	102,455
Alcon, Inc.	9,073	906,924
Avolta AG	1,702	72,232
Bachem Holding AG (a)	627	52,922
Baloise Holding AG	824	168,502
Banque Cantonale Vaudoise	518	53,639
Barry Callebaut AG (a)	61	113,243
BKW AG	356	64,739
Chocoladefabriken Lindt & Spruengli AG (e)	18	232,802
Chocoladefabriken Lindt & Spruengli AG (e)	2	255,586
Cie Financiere Richemont SA Class A	9,732	1,543,645
Clariant AG	4,022	61,030
DSM-Firmenich AG	3,398	468,923
EMS-Chemie Holding AG	125	105,210
Geberit AG	602	393,507
Givaudan SA	165	907,593
Helvetia Holding AG	645	111,635
Julius Baer Group Ltd.	3,711	223,923
Kuehne & Nagel International AG	849	232,291
Logitech International SA	2,742	245,611
Lonza Group AG	1,312	831,480
Novartis AG	35,597	4,099,637
Partners Group Holding AG	413	621,789
Sandoz Group AG	7,251	303,174
Schindler Holding AG (e)	732	215,205
Schindler Holding AG (e)	399	113,757
SGS SA	2,827	316,163
SIG Group AG	5,249	117,357
Sika AG	2,732	907,158
Sonova Holding AG	919	330,973
Straumann Holding AG	1,996	327,126
Swatch Group AG (a)	885	38,031
Swatch Group AG Bearer Shares (a)	530	113,879
Swiss Life Holding AG	531	444,415
Swiss Prime Site AG	1,380	155,169
Security Description	Shares	Value
Swisscom AG	463	$303,251
Temenos AG	1,154	80,987
UBS Group AG	59,506	1,838,334
VAT Group AG (d)	488	249,221
Zurich Insurance Group AG	2,650	1,601,529
		20,983,871
UNITED KINGDOM — 11.7%
3i Group PLC	17,693	784,359
Admiral Group PLC	4,609	172,115
Ashtead Group PLC	7,769	602,956
Associated British Foods PLC	6,042	189,076
AstraZeneca PLC	27,995	4,351,418
Auto Trader Group PLC (d)	16,520	192,297
Aviva PLC	48,352	313,648
BAE Systems PLC	54,984	912,690
Barclays PLC	269,874	812,860
Barratt Developments PLC	24,600	157,958
Berkeley Group Holdings PLC	1,934	122,445
British American Tobacco PLC	35,852	1,309,973
BT Group PLC (a)	117,922	233,940
Bunzl PLC	6,082	288,307
Coca-Cola Europacific Partners PLC (e)	212	16,695
Coca-Cola Europacific Partners PLC (e)	3,492	275,146
Compass Group PLC	30,491	979,124
Croda International PLC	2,405	136,038
DCC PLC	1,715	117,206
Diageo PLC	40,270	1,406,040
Entain PLC	11,044	113,059
Halma PLC	6,829	238,895
Hargreaves Lansdown PLC	6,346	94,869
HSBC Holdings PLC	334,663	3,004,039
Imperial Brands PLC	14,889	433,977
Informa PLC	24,468	269,191
InterContinental Hotels Group PLC	2,979	325,105
Intertek Group PLC	2,907	201,204
J Sainsbury PLC	29,958	118,704
JD Sports Fashion PLC	43,295	89,463
Kingfisher PLC	32,840	141,841
Land Securities Group PLC REIT	11,982	104,629
Legal & General Group PLC	106,950	324,644
Lloyds Banking Group PLC	1,131,248	892,230
London Stock Exchange Group PLC	8,667	1,188,123
M&G PLC	40,336	112,213
Melrose Industries PLC	23,826	145,637
National Grid PLC	87,226	1,205,105
NatWest Group PLC	121,131	558,765
Next PLC	2,178	285,777
Pearson PLC	11,488	156,174
Persimmon PLC	5,842	128,787
Phoenix Group Holdings PLC	12,727	95,514
Reckitt Benckiser Group PLC	12,648	776,506
RELX PLC (e)	19,398	913,024

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
RELX PLC (e)	14,120	$664,699
Rentokil Initial PLC	44,642	218,205
Rolls-Royce Holdings PLC (b)	154,280	1,091,005
Sage Group PLC	18,025	247,702
Schroders PLC	15,148	70,953
Segro PLC REIT	22,477	263,507
Severn Trent PLC	4,737	167,872
Smith & Nephew PLC	15,601	242,328
Smiths Group PLC	6,004	135,057
Spirax Group PLC	1,270	128,019
SSE PLC	19,802	500,151
Standard Chartered PLC	40,060	426,114
Taylor Wimpey PLC	63,149	139,170
Tesco PLC	124,502	599,031
Unilever PLC	45,089	2,926,632
United Utilities Group PLC	12,233	171,553
Vodafone Group PLC	408,109	410,781
Whitbread PLC	3,206	134,773
Wise PLC Class A (b)	12,626	113,724
WPP PLC	19,385	198,448
		34,141,490
UNITED STATES — 7.7%
CSL Ltd.	8,744	1,736,618
CyberArk Software Ltd. (b)	799	232,996
Experian PLC	16,475	868,701
Ferrovial SE	9,552	411,283
GSK PLC	75,032	1,526,268
Haleon PLC	132,943	700,631
Holcim AG	9,461	925,968
James Hardie Industries PLC CDI (b)	7,793	310,489
Monday.com Ltd. (b)	739	205,272
Nestle SA	47,310	4,764,931
Qiagen NV (b)	3,835	173,214
Roche Holding AG	12,689	4,070,468
Roche Holding AG Bearer Shares	571	195,895
Sanofi SA	20,608	2,366,655
Schneider Electric SE	9,885	2,605,796
Stellantis NV (e)	17,461	241,682
Stellantis NV (e)	21,051	291,513
Swiss Re AG	5,412	748,717
Tenaris SA	8,503	134,138
		22,511,235
TOTAL COMMON STOCKS (Cost $253,025,098)		291,025,129

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	103,375	$103,375
State Street Navigator Securities Lending Portfolio II (h) (i)	5,913,786	5,913,786
TOTAL SHORT-TERM INVESTMENTS (Cost $6,017,161)		6,017,161
TOTAL INVESTMENTS — 101.4% (Cost $259,042,259)		297,042,290
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(4,134,247)
NET ASSETS — 100.0%		$292,908,043
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$291,024,687	$442	$—	$291,025,129
Short-Term Investments	6,017,161	—	—	6,017,161
TOTAL INVESTMENTS	$297,041,848	$442	$—	$297,042,290
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	22.3%
Industrials	17.1
Health Care	14.3
Consumer Discretionary	11.9
Consumer Staples	9.5
Information Technology	9.4
Materials	5.0
Communication Services	4.6
Utilities	2.9
Real Estate	2.3
Energy	0.1
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,289	$44,298	$8,654,407	$8,698,923	$218	$—	—	$—	$14,262
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	158,916	55,541	—	—	103,375	103,375	321
State Street Navigator Securities Lending Portfolio II	3,114,574	3,114,574	46,189,891	43,390,679	—	—	5,913,786	5,913,786	33,826
Total		$3,158,872	$55,003,214	$52,145,143	$218	$—		$6,017,161	$48,409
See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.7%
Ampol Ltd.	8,256	$174,864
ANZ Group Holdings Ltd.	85,156	1,800,667
Aristocrat Leisure Ltd. (a)	28,731	1,168,023
ASX Ltd.	10,769	477,621
BHP Group Ltd.	336,165	10,718,540
BlueScope Steel Ltd.	23,702	365,041
Brambles Ltd.	176,259	2,326,983
Cochlear Ltd.	4,456	872,039
Coles Group Ltd.	89,647	1,123,199
Commonwealth Bank of Australia (a)	24,264	2,279,041
Computershare Ltd.	65,032	1,140,080
Dexus REIT (a)	35,730	187,891
Endeavour Group Ltd.	31,794	110,727
Fortescue Ltd. (a)	131,024	1,879,769
Glencore PLC (b)	448,981	2,575,782
Goodman Group REIT	12,616	323,750
GPT Group REIT	34,556	119,387
Insurance Australia Group Ltd.	175,567	896,445
Lottery Corp. Ltd.	40,758	144,772
Macquarie Group Ltd.	3,988	642,892
Medibank Pvt Ltd.	792,126	2,005,812
Mineral Resources Ltd. (a)	2,190	79,065
Mirvac Group REIT (a)	82,239	122,665
National Australia Bank Ltd.	64,308	1,666,321
Northern Star Resources Ltd.	9,754	108,066
Origin Energy Ltd.	24,301	168,757
Pilbara Minerals Ltd. (a) (b)	38,768	87,948
Pro Medicus Ltd.	2,873	355,278
QBE Insurance Group Ltd.	63,052	723,498
Ramsay Health Care Ltd.	2,862	82,637
REA Group Ltd. (a)	2,734	381,239
Rio Tinto Ltd. (a)	23,481	2,103,521
Rio Tinto PLC	78,357	5,569,466
Santos Ltd.	135,552	660,155
Scentre Group REIT	121,545	307,775
Sonic Healthcare Ltd.	15,022	283,778
South32 Ltd.	110,356	288,629
Stockland REIT (a)	34,988	127,190
Suncorp Group Ltd.	33,576	421,377
Telstra Group Ltd.	368,326	991,442
Transurban Group Stapled Security	114,073	1,039,084
Vicinity Ltd. REIT	66,915	102,593
Washington H Soul Pattinson & Co. Ltd. (a)	7,110	171,407
Wesfarmers Ltd.	95,761	4,678,962
Westpac Banking Corp.	89,739	1,974,775
Woodside Energy Group Ltd. (a)	62,448	1,091,748
Woolworths Group Ltd.	34,809	804,153
		55,724,854
AUSTRIA — 0.2%
Erste Group Bank AG	14,326	787,435
Security Description	Shares	Value
Mondi PLC	29,178	$556,149
OMV AG	8,552	366,126
Verbund AG	3,681	306,059
voestalpine AG	7,814	203,893
		2,219,662
BELGIUM — 1.0%
Ageas SA	6,370	340,675
Anheuser-Busch InBev SA	22,778	1,509,522
D'ieteren Group	607	128,646
Groupe Bruxelles Lambert NV	29,682	2,317,206
KBC Group NV	8,267	658,949
Lotus Bakeries NV	92	1,236,227
Sofina SA	604	170,950
Syensqo SA	2,473	219,723
UCB SA	19,449	3,516,382
Warehouses De Pauw CVA REIT	2,395	63,990
		10,162,270
BRAZIL — 0.0% (c)
Yara International ASA	7,605	241,234
CHILE — 0.0% (c)
Antofagasta PLC	3,571	96,422
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	807,536	2,588,689
Prosus NV	61,453	2,692,633
SITC International Holdings Co. Ltd.	92,000	248,729
Wharf Holdings Ltd. (a)	66,000	188,632
Wilmar International Ltd.	133,000	347,543
		6,066,226
DENMARK — 3.0%
AP Moller - Maersk AS Class A	354	575,028
AP Moller - Maersk AS Class B	625	1,053,597
Carlsberg AS Class B	11,619	1,387,426
Coloplast AS Class B	6,363	833,539
Danske Bank AS	24,398	736,013
Demant AS (b)	3,270	128,068
DSV AS	9,826	2,033,752
Genmab AS (b)	4,844	1,174,831
Novo Nordisk AS Class B	148,158	17,452,012
Novonesis (Novozymes) B Class B	19,567	1,412,562
Orsted AS (b) (d)	3,320	221,284
Pandora AS	4,260	703,144
Rockwool AS Class B	576	271,120
Tryg AS	67,028	1,593,539
Vestas Wind Systems AS (b)	5,274	116,739
		29,692,654
FINLAND — 1.8%
Elisa OYJ	51,906	2,758,613
Fortum OYJ (a)	18,381	303,506
Kesko OYJ Class B (a)	15,930	340,728
Kone OYJ Class B	44,922	2,692,261

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Metso OYJ	29,003	$310,741
Neste OYJ (a)	29,376	571,444
Nokia OYJ	256,738	1,124,354
Nordea Bank Abp (e)	77,005	908,569
Nordea Bank Abp (e)	113,919	1,346,405
Orion OYJ Class B	39,202	2,153,444
Sampo OYJ Class A	93,106	4,353,870
Stora Enso OYJ Class R	23,963	307,555
UPM-Kymmene OYJ	10,475	351,537
Wartsila OYJ Abp	23,752	532,819
		18,055,846
FRANCE — 7.6%
Air Liquide SA	40,245	7,782,050
Airbus SE	5,341	782,179
Alstom SA (b)	9,188	191,088
Arkema SA	2,049	195,520
AXA SA	55,808	2,150,685
BioMerieux	2,538	304,781
BNP Paribas SA	42,417	2,913,747
Bouygues SA	10,216	342,731
Bureau Veritas SA	14,600	485,245
Capgemini SE	7,189	1,556,116
Carrefour SA	103,333	1,765,623
Cie de Saint-Gobain SA	11,478	1,046,835
Cie Generale des Etablissements Michelin SCA	19,590	797,141
Credit Agricole SA	33,224	508,918
Danone SA	42,141	3,073,037
Dassault Aviation SA	5,466	1,128,561
Dassault Systemes SE	3,015	119,891
Edenred SE	4,480	170,097
Eiffage SA	2,627	254,017
Engie SA	61,086	1,057,736
EssilorLuxottica SA	2,957	701,614
Getlink SE	22,031	393,895
Hermes International SCA	1,777	4,374,986
Ipsen SA	8,982	1,107,692
Kering SA	4,176	1,197,082
Klepierre SA REIT	7,039	231,277
La Francaise des Jeux SAEM (d)	22,958	946,487
Legrand SA	13,618	1,569,992
L'Oreal SA	13,308	5,971,406
LVMH Moet Hennessy Louis Vuitton SE	14,111	10,842,901
Orange SA	440,215	5,053,042
Pernod Ricard SA	3,118	471,867
Publicis Groupe SA	4,185	458,660
Renault SA	12,662	550,984
Rexel SA	8,289	240,247
Safran SA	1,840	433,501
SEB SA	1,021	116,797
Societe Generale SA	54,719	1,364,896
Sodexo SA	3,712	305,116
Teleperformance SE	1,180	122,475
Thales SA	11,350	1,805,705
Security Description	Shares	Value
TotalEnergies SE	124,926	$8,156,286
Unibail-Rodamco-Westfield CDI	932	4,138
Unibail-Rodamco-Westfield REIT (b)	2,010	176,320
Veolia Environnement SA	16,064	529,241
Vinci SA	9,708	1,137,093
Vivendi SE	18,585	215,300
		75,104,998
GERMANY — 6.9%
adidas AG	1,333	353,923
Allianz SE	22,653	7,458,156
BASF SE	33,126	1,758,122
Bayer AG	53,434	1,808,432
Bayerische Motoren Werke AG	18,942	1,673,883
Bayerische Motoren Werke AG Preference Shares	3,500	290,229
Bechtle AG	5,284	236,596
Beiersdorf AG	31,097	4,690,491
Brenntag SE	9,819	734,000
Carl Zeiss Meditec AG	1,567	124,431
Commerzbank AG	40,506	747,041
Continental AG	4,536	294,328
Covestro AG (b) (d)	6,395	399,252
CTS Eventim AG & Co. KGaA	2,595	270,356
Daimler Truck Holding AG	15,502	581,833
Deutsche Bank AG	95,658	1,654,553
Deutsche Boerse AG	15,376	3,615,694
Deutsche Lufthansa AG	26,734	196,324
Deutsche Post AG	33,865	1,512,935
Deutsche Telekom AG	189,188	5,572,072
Dr. Ing hc F Porsche AG Preference Shares (d)	7,311	583,400
E.ON SE	81,278	1,211,436
Evonik Industries AG	5,792	135,747
Fresenius Medical Care AG	8,198	349,415
Fresenius SE & Co. KGaA (b)	17,913	684,320
GEA Group AG	8,422	413,197
Hannover Rueck SE	8,086	2,311,144
Heidelberg Materials AG	4,258	463,809
Henkel AG & Co. KGaA	29,289	2,495,728
Henkel AG & Co. KGaA Preference Shares	10,211	961,821
Infineon Technologies AG	13,336	468,239
Knorr-Bremse AG	4,808	428,473
LEG Immobilien SE	1,029	107,698
Mercedes-Benz Group AG	41,254	2,672,251
Merck KGaA	9,551	1,684,185
MTU Aero Engines AG	326	101,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,719	5,913,283
Nemetschek SE	3,506	363,897
Porsche Automobil Holding SE Preference Shares	8,531	391,124
Puma SE	1,790	74,915
Rational AG	363	370,690

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Rheinmetall AG	1,981	$1,075,380
RWE AG	14,902	543,514
SAP SE	13,285	3,030,583
Scout24 SE (d)	2,604	224,504
Siemens AG	9,456	1,913,748
Siemens Energy AG (b)	8,448	311,797
Siemens Healthineers AG (d)	3,683	221,387
Symrise AG	5,268	729,628
Talanx AG	4,209	355,128
Volkswagen AG Preference Shares	22,206	2,358,351
Vonovia SE	9,540	348,480
Zalando SE (b) (d)	4,631	153,089
		67,424,885
HONG KONG — 2.5%
AIA Group Ltd.	144,223	1,293,226
CK Asset Holdings Ltd.	99,354	437,452
CK Infrastructure Holdings Ltd.	242,000	1,657,470
CLP Holdings Ltd.	402,500	3,567,702
Hang Seng Bank Ltd.	169,329	2,130,919
Henderson Land Development Co. Ltd.	38,000	121,326
HKT Trust & HKT Ltd. Stapled Security	1,380,540	1,768,442
Hong Kong & China Gas Co. Ltd.	1,846,652	1,521,541
Hong Kong Exchanges & Clearing Ltd.	66,672	2,799,924
Hongkong Land Holdings Ltd.	92,400	339,108
Jardine Matheson Holdings Ltd.	38,400	1,499,904
Link REIT	70,809	357,805
MTR Corp. Ltd.	240,396	908,352
Power Assets Holdings Ltd.	534,500	3,426,855
Prudential PLC	45,027	419,517
Sino Land Co. Ltd.	175,173	192,369
Sun Hung Kai Properties Ltd.	60,000	660,830
Swire Pacific Ltd. Class A	15,500	132,501
Techtronic Industries Co. Ltd.	73,000	1,109,920
WH Group Ltd. (d)	423,290	335,689
Wharf Real Estate Investment Co. Ltd.	50,000	177,020
		24,857,872
IRELAND — 0.4%
AerCap Holdings NV	3,680	348,570
AIB Group PLC	221,844	1,273,846
Bank of Ireland Group PLC	30,561	342,099
Kerry Group PLC Class A	14,168	1,472,906
Kingspan Group PLC	7,465	702,746
		4,140,167
ISRAEL — 1.2%
Azrieli Group Ltd.	1,955	136,335
Bank Hapoalim BM	209,445	2,099,686
Bank Leumi Le-Israel BM	162,927	1,596,113
Check Point Software Technologies Ltd. (b)	19,174	3,696,939
Security Description	Shares	Value
Elbit Systems Ltd.	7,223	$1,438,503
ICL Group Ltd.	114,708	489,708
Israel Discount Bank Ltd. Class A	120,307	674,356
Mizrahi Tefahot Bank Ltd.	17,982	703,385
Teva Pharmaceutical Industries Ltd. (b)	24,786	441,719
Teva Pharmaceutical Industries Ltd. ADR (b)	510	9,190
		11,285,934
ITALY — 2.7%
Banco BPM SpA	45,532	307,843
Coca-Cola HBC AG	11,695	417,904
Davide Campari-Milano NV (a)	21,076	178,766
DiaSorin SpA	636	74,459
Enel SpA	221,863	1,776,604
Eni SpA (a)	230,180	3,514,802
Ferrari NV	14,439	6,763,318
FinecoBank Banca Fineco SpA	39,530	678,306
Generali	39,677	1,149,106
Infrastrutture Wireless Italiane SpA (d)	16,587	204,557
Intesa Sanpaolo SpA	446,057	1,910,392
Leonardo SpA	34,137	762,734
Mediobanca Banca di Credito Finanziario SpA	17,649	301,859
Moncler SpA	10,951	696,891
Poste Italiane SpA (d)	8,571	120,432
Prysmian SpA	13,427	977,035
Recordati Industria Chimica e Farmaceutica SpA	32,674	1,852,464
Snam SpA	258,489	1,318,673
Telecom Italia SpA (a) (b)	626,537	174,462
Terna - Rete Elettrica Nazionale (a)	102,545	925,634
UniCredit SpA	60,470	2,656,648
		26,762,889
JAPAN — 22.1%
Advantest Corp.	37,000	1,743,687
Aeon Co. Ltd.	27,100	738,695
AGC, Inc.	5,500	178,681
Aisin Corp. (a)	28,800	317,517
Ajinomoto Co., Inc.	6,000	232,634
ANA Holdings, Inc.	33,900	727,343
Asahi Group Holdings Ltd.	36,600	480,656
Asahi Kasei Corp.	47,100	356,279
Astellas Pharma, Inc. (a)	97,000	1,116,883
Bandai Namco Holdings, Inc.	49,200	1,126,812
Bridgestone Corp.	56,000	2,153,244
Brother Industries Ltd. (a)	17,400	338,171
Canon, Inc. (a)	119,100	3,915,879
Capcom Co. Ltd.	22,200	516,510
Central Japan Railway Co.	124,500	2,887,070
Chiba Bank Ltd.	145,300	1,170,709
Chubu Electric Power Co., Inc.	113,700	1,336,198

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	72,300	$3,503,800
Concordia Financial Group Ltd.	185,300	1,025,990
Dai Nippon Printing Co. Ltd.	40,600	724,351
Daifuku Co. Ltd.	12,000	231,669
Dai-ichi Life Holdings, Inc.	30,308	780,160
Daiichi Sankyo Co. Ltd.	71,518	2,354,434
Daikin Industries Ltd.	2,900	407,002
Daito Trust Construction Co. Ltd. (a)	5,200	632,914
Daiwa House Industry Co. Ltd.	44,100	1,388,916
Daiwa Securities Group, Inc. (a)	23,500	165,111
Denso Corp.	28,700	426,467
Dentsu Group, Inc.	3,600	110,914
Disco Corp.	4,800	1,258,054
East Japan Railway Co.	170,800	3,401,313
Eisai Co. Ltd.	4,100	153,205
ENEOS Holdings, Inc.	415,382	2,261,311
FANUC Corp. (a)	8,500	248,986
Fast Retailing Co. Ltd.	9,200	3,049,944
FUJIFILM Holdings Corp.	40,200	1,036,477
Fujitsu Ltd.	51,300	1,052,791
Hamamatsu Photonics KK (a)	17,000	222,899
Hankyu Hanshin Holdings, Inc.	14,400	445,168
Hikari Tsushin, Inc.	800	178,244
Hitachi Ltd.	243,100	6,425,903
Honda Motor Co. Ltd.	192,100	2,024,544
Hoshizaki Corp.	3,000	104,530
Hoya Corp.	18,100	2,503,555
Idemitsu Kosan Co. Ltd.	132,700	953,689
Inpex Corp.	46,700	632,722
Isuzu Motors Ltd.	22,300	301,044
ITOCHU Corp. (a)	58,314	3,130,138
Japan Airlines Co. Ltd.	39,700	698,719
Japan Exchange Group, Inc.	54,212	703,232
Japan Post Bank Co. Ltd.	270,500	2,530,264
Japan Post Holdings Co. Ltd. (a)	292,900	2,797,129
Japan Post Insurance Co. Ltd. (a)	21,800	396,862
Japan Real Estate Investment Corp. REIT (a)	40	159,676
Japan Tobacco, Inc.	148,100	4,326,831
JFE Holdings, Inc. (a)	32,000	429,195
Kajima Corp.	15,700	293,662
Kansai Electric Power Co., Inc.	45,100	747,253
Kao Corp.	18,800	934,348
Kawasaki Kisen Kaisha Ltd. (a)	21,100	326,590
KDDI Corp.	163,518	5,251,690
Keisei Electric Railway Co. Ltd. (a)	12,000	358,138
Keyence Corp.	8,300	3,966,639
Kikkoman Corp.	33,500	381,278
Kirin Holdings Co. Ltd.	77,600	1,185,917
Kobe Bussan Co. Ltd. (a)	8,700	275,159
Komatsu Ltd.	17,700	490,759
Kubota Corp.	25,200	357,810
Kyocera Corp.	60,600	703,272
Security Description	Shares	Value
Kyowa Kirin Co. Ltd.	52,600	$929,252
Lasertec Corp.	5,100	841,621
LY Corp.	31,000	90,872
M3, Inc.	25,500	256,355
Makita Corp.	2,900	98,147
Marubeni Corp.	40,200	657,634
Mazda Motor Corp. (a)	26,500	198,231
McDonald's Holdings Co. Japan Ltd.	36,300	1,735,822
MEIJI Holdings Co. Ltd.	63,100	1,583,676
Mitsubishi Chemical Group Corp.	80,000	513,926
Mitsubishi Corp. (a)	111,600	2,303,544
Mitsubishi Electric Corp.	32,600	524,987
Mitsubishi Estate Co. Ltd.	22,500	355,259
Mitsubishi HC Capital, Inc. (a)	28,800	203,456
Mitsubishi Heavy Industries Ltd.	49,100	726,854
Mitsubishi UFJ Financial Group, Inc.	384,400	3,906,078
Mitsui & Co. Ltd.	53,200	1,181,974
Mitsui Chemicals, Inc. (a)	4,900	130,345
Mitsui Fudosan Co. Ltd.	46,600	435,898
Mitsui OSK Lines Ltd. (a)	20,600	709,421
Mizuho Financial Group, Inc.	189,340	3,886,341
MonotaRO Co. Ltd.	19,600	328,517
MS&AD Insurance Group Holdings, Inc.	96,300	2,241,883
Murata Manufacturing Co. Ltd.	85,600	1,679,505
NEC Corp.	27,600	2,653,104
Nexon Co. Ltd.	5,400	106,818
NIDEC Corp.	9,400	197,542
Nintendo Co. Ltd.	57,900	3,090,914
Nippon Building Fund, Inc. REIT	190	175,070
Nippon Paint Holdings Co. Ltd.	14,000	107,418
Nippon Prologis REIT, Inc.	67	115,320
Nippon Steel Corp. (a)	40,100	896,531
Nippon Telegraph & Telephone Corp.	3,268,100	3,354,006
Nippon Yusen KK (a)	25,400	926,930
Nissan Motor Co. Ltd. (a)	139,816	393,428
Nissin Foods Holdings Co. Ltd.	69,600	1,949,715
Nitori Holdings Co. Ltd.	8,300	1,264,671
Nitto Denko Corp.	42,500	709,670
Nomura Holdings, Inc. (a)	80,400	417,626
Nomura Research Institute Ltd.	25,300	937,430
NTT Data Group Corp.	6,400	115,190
Obayashi Corp.	81,200	1,029,192
Obic Co. Ltd.	59,500	2,098,972
Olympus Corp.	13,700	260,371
Ono Pharmaceutical Co. Ltd.	100,100	1,337,676
Oracle Corp. Japan	12,200	1,257,613
Oriental Land Co. Ltd.	15,600	403,305
ORIX Corp.	31,400	728,364
Osaka Gas Co. Ltd.	66,200	1,492,092
Otsuka Corp.	57,700	1,429,592
Otsuka Holdings Co. Ltd.	88,700	5,012,319

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Pan Pacific International Holdings Corp.	52,300	$1,351,010
Panasonic Holdings Corp.	87,800	762,971
Rakuten Group, Inc. (b)	16,000	103,535
Recruit Holdings Co. Ltd.	68,505	4,169,016
Renesas Electronics Corp.	79,400	1,154,031
Resona Holdings, Inc. (a)	103,800	723,930
Ricoh Co. Ltd. (a)	28,700	309,492
SBI Holdings, Inc. (a)	5,300	122,088
SCREEN Holdings Co. Ltd. (a)	3,500	244,026
SCSK Corp.	66,300	1,371,748
Secom Co. Ltd.	99,000	3,664,052
Seiko Epson Corp. (a)	5,500	101,491
Sekisui Chemical Co. Ltd.	60,300	940,712
Sekisui House Ltd.	81,700	2,269,825
Seven & i Holdings Co. Ltd.	60,700	911,094
SG Holdings Co. Ltd.	60,400	650,702
Shimadzu Corp. (a)	12,400	413,853
Shimano, Inc.	3,800	721,798
Shin-Etsu Chemical Co. Ltd.	87,300	3,647,875
Shionogi & Co. Ltd.	150,900	2,166,339
Shiseido Co. Ltd.	3,600	97,525
Shizuoka Financial Group, Inc.	179,500	1,561,715
SMC Corp.	2,700	1,201,447
SoftBank Corp.	3,412,000	4,465,369
SoftBank Group Corp.	15,700	924,943
Sompo Holdings, Inc.	96,100	2,150,560
Sony Group Corp.	107,500	2,087,397
Subaru Corp.	18,700	324,478
SUMCO Corp. (a)	7,400	79,774
Sumitomo Corp.	27,212	607,628
Sumitomo Electric Industries Ltd. (a)	28,100	450,948
Sumitomo Metal Mining Co. Ltd.	7,800	233,989
Sumitomo Mitsui Financial Group, Inc.	144,600	3,078,209
Sumitomo Mitsui Trust Holdings, Inc.	24,500	580,813
Sumitomo Realty & Development Co. Ltd.	4,400	147,836
Suntory Beverage & Food Ltd.	37,387	1,409,854
Suzuki Motor Corp. (a)	37,600	418,610
Sysmex Corp.	23,100	456,542
T&D Holdings, Inc.	10,400	181,404
Taisei Corp.	6,400	280,090
Takeda Pharmaceutical Co. Ltd.	134,351	3,853,762
TDK Corp.	38,500	490,670
Terumo Corp.	9,400	177,433
TIS, Inc.	10,900	278,215
Toho Co. Ltd.	3,700	150,364
Tokio Marine Holdings, Inc.	122,900	4,494,476
Tokyo Electric Power Co. Holdings, Inc. (b)	79,800	355,318
Tokyo Electron Ltd.	24,700	4,367,051
Tokyo Gas Co. Ltd.	48,608	1,133,983
Tokyu Corp. (a)	68,200	883,491
TOPPAN Holdings, Inc.	6,900	204,723
Security Description	Shares	Value
Toray Industries, Inc.	45,500	$268,216
Toyota Industries Corp.	3,000	231,229
Toyota Motor Corp.	204,600	3,636,714
Toyota Tsusho Corp.	23,600	426,496
Trend Micro, Inc.	1,900	112,720
Unicharm Corp.	20,006	724,910
West Japan Railway Co.	70,000	1,333,054
Yakult Honsha Co. Ltd. (a)	42,300	981,500
Yamaha Motor Co. Ltd.	29,500	263,982
Yaskawa Electric Corp.	2,800	97,836
Yokogawa Electric Corp.	9,600	245,302
Zensho Holdings Co. Ltd.	4,700	260,761
ZOZO, Inc. (a)	7,600	277,030
		217,556,068
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	22,146	567,672
LUXEMBOURG — 0.2%
ArcelorMittal SA	49,011	1,287,609
Eurofins Scientific SE (a)	2,816	178,825
		1,466,434
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	22,000	110,602
NETHERLANDS — 4.6%
ABN AMRO Bank NV GDR (d)	23,854	431,414
Adyen NV (b) (d)	1,142	1,787,655
Aegon Ltd.	43,478	279,884
Akzo Nobel NV	3,486	246,272
Argenx SE (b)	3,491	1,891,961
ASM International NV	2,400	1,578,720
ASML Holding NV	18,437	15,341,927
ASR Nederland NV	4,209	206,688
BE Semiconductor Industries NV	4,512	571,794
EXOR NV	3,324	356,693
Heineken Holding NV	11,196	847,181
Heineken NV	13,860	1,231,908
IMCD NV	2,598	452,032
ING Groep NV	114,316	2,076,276
JDE Peet's NV	35,574	744,816
Koninklijke Ahold Delhaize NV	173,923	6,023,134
Koninklijke KPN NV	845,997	3,464,179
Koninklijke Philips NV (b)	15,135	496,946
NN Group NV	15,826	790,932
OCI NV	2,088	59,609
Randstad NV (a)	8,472	421,701
Universal Music Group NV (a)	46,434	1,217,833
Wolters Kluwer NV	28,297	4,778,186
		45,297,741
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	168,798	802,261
Fisher & Paykel Healthcare Corp. Ltd.	27,448	606,867

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Mercury NZ Ltd.	61,164	$251,005
Meridian Energy Ltd.	65,727	248,404
Spark New Zealand Ltd.	296,736	572,059
		2,480,596
NORWAY — 0.4%
Aker BP ASA	13,096	281,251
DNB Bank ASA	23,908	491,205
Equinor ASA	45,313	1,147,382
Gjensidige Forsikring ASA	15,049	282,044
Kongsberg Gruppen ASA	4,883	478,442
Mowi ASA	9,261	166,841
Norsk Hydro ASA	29,224	189,950
Orkla ASA	45,756	432,031
Telenor ASA	27,987	358,717
		3,827,863
PORTUGAL — 0.3%
EDP SA	66,993	306,696
Galp Energia SGPS SA	71,887	1,347,856
Jeronimo Martins SGPS SA	43,641	859,166
		2,513,718
SINGAPORE — 2.1%
CapitaLand Integrated Commercial Trust REIT	161,990	267,877
DBS Group Holdings Ltd.	175,495	5,208,725
Genting Singapore Ltd.	719,100	490,805
Keppel Ltd.	49,611	256,569
Oversea-Chinese Banking Corp. Ltd.	350,145	4,124,173
Sea Ltd. ADR (b)	1,716	161,785
Singapore Airlines Ltd. (a)	35,249	186,968
Singapore Exchange Ltd.	352,100	3,136,491
Singapore Technologies Engineering Ltd.	542,800	1,973,048
Singapore Telecommunications Ltd.	205,300	518,855
STMicroelectronics NV	43,679	1,299,133
United Overseas Bank Ltd.	135,375	3,397,047
		21,021,476
SOUTH AFRICA — 0.1%
Anglo American PLC	38,940	1,268,719
SPAIN — 3.1%
ACS Actividades de Construccion y Servicios SA	9,589	443,911
Aena SME SA (d)	6,445	1,421,326
Amadeus IT Group SA	3,021	218,884
Banco Bilbao Vizcaya Argentaria SA	193,218	2,093,443
Banco de Sabadell SA	190,882	406,682
Banco Santander SA	707,089	3,630,470
CaixaBank SA	318,355	1,905,830
Cellnex Telecom SA (b) (d)	5,653	229,838
Endesa SA	39,259	860,089
Grifols SA (a) (b)	9,064	103,435
Iberdrola SA	200,627	3,110,107
Security Description	Shares	Value
Industria de Diseno Textil SA	158,997	$9,429,621
Redeia Corp. SA	155,164	3,025,294
Repsol SA	149,440	1,975,539
Telefonica SA (a)	245,683	1,205,359
		30,059,828
SWEDEN — 2.4%
Alfa Laval AB	14,548	699,801
Assa Abloy AB Class B	48,382	1,630,457
Atlas Copco AB Class A	139,843	2,710,194
Atlas Copco AB Class B	124,483	2,134,359
Boliden AB	16,582	563,552
Epiroc AB Class A	34,164	739,794
Epiroc AB Class B	26,714	506,788
Essity AB Class B	33,274	1,040,243
Evolution AB (d)	10,983	1,081,332
H & M Hennes & Mauritz AB Class B (a)	9,973	170,011
Hexagon AB Class B	93,792	1,010,407
Industrivarden AB Class C (a)	7,394	272,298
Indutrade AB	12,677	394,695
Investor AB Class B	42,046	1,296,438
L E Lundbergforetagen AB Class B	4,967	284,694
Lifco AB Class B	11,324	373,348
Nibe Industrier AB Class B (a)	75,317	413,565
Sandvik AB	59,394	1,329,489
Securitas AB Class B	14,916	189,676
Skandinaviska Enskilda Banken AB Class A	48,899	748,927
Skanska AB Class B	11,260	235,273
SKF AB Class B	19,432	387,237
Svenska Cellulosa AB SCA Class B	8,929	130,324
Svenska Handelsbanken AB Class A	52,885	543,897
Swedbank AB Class A	27,747	589,343
Swedish Orphan Biovitrum AB (b)	14,664	473,051
Telefonaktiebolaget LM Ericsson Class B (a)	75,377	570,499
Telia Co. AB	79,487	257,518
Volvo AB Class B	111,762	2,957,063
Volvo Car AB Class B (a) (b)	26,440	72,826
		23,807,099
SWITZERLAND — 8.5%
ABB Ltd.	92,538	5,374,236
Adecco Group AG	6,827	232,922
Alcon, Inc.	7,137	713,404
Baloise Holding AG	6,756	1,381,554
Banque Cantonale Vaudoise	11,328	1,173,020
Barry Callebaut AG (a)	223	413,986
BKW AG	7,863	1,429,891
Chocoladefabriken Lindt & Spruengli AG (e)	75	970,008
Chocoladefabriken Lindt & Spruengli AG (e)	6	766,760

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Cie Financiere Richemont SA Class A	24,089	$3,820,886
Clariant AG	11,519	174,789
DSM-Firmenich AG	2,196	303,047
EMS-Chemie Holding AG (a)	1,673	1,408,132
Geberit AG	2,035	1,330,210
Givaudan SA	728	4,004,410
Helvetia Holding AG	5,871	1,016,141
Julius Baer Group Ltd.	5,295	319,502
Kuehne & Nagel International AG	8,366	2,288,984
Logitech International SA	8,910	798,103
Lonza Group AG	579	366,941
Novartis AG	160,070	18,434,948
Partners Group Holding AG	1,378	2,074,637
Sandoz Group AG	13,429	561,485
Schindler Holding AG (e)	2,542	747,337
Schindler Holding AG (e)	9,043	2,578,201
SGS SA	22,220	2,485,015
Sika AG	7,059	2,343,934
Sonova Holding AG	2,999	1,080,074
Straumann Holding AG	6,387	1,046,770
Swatch Group AG (a)	6,947	298,534
Swiss Life Holding AG	703	588,368
Swiss Prime Site AG	26,848	3,018,829
Swisscom AG	9,901	6,484,859
Temenos AG	3,075	215,802
UBS Group AG	82,454	2,547,272
VAT Group AG (d)	1,385	707,318
Zurich Insurance Group AG	17,495	10,573,115
		84,073,424
UNITED KINGDOM — 11.3%
3i Group PLC	21,486	952,509
Admiral Group PLC	13,467	502,900
Ashtead Group PLC	21,901	1,699,747
Associated British Foods PLC	7,087	221,778
AstraZeneca PLC	105,556	16,407,155
Auto Trader Group PLC (d)	61,022	710,310
Aviva PLC	79,548	516,009
BAE Systems PLC	420,808	6,985,075
Barclays PLC	843,420	2,540,381
Barratt Developments PLC	38,759	248,873
Berkeley Group Holdings PLC	6,440	407,727
British American Tobacco PLC	145,638	5,321,373
BT Group PLC (a)	360,342	714,866
Bunzl PLC	45,307	2,147,700
Centrica PLC	254,253	397,826
CK Hutchison Holdings Ltd.	425,500	2,448,645
Coca-Cola Europacific Partners PLC	9,104	716,940
Compass Group PLC	156,869	5,037,362
Croda International PLC	1,946	110,075
DCC PLC	3,535	241,588
Diageo PLC	128,394	4,482,918
Entain PLC	13,921	142,512
Halma PLC	19,299	675,125
Security Description	Shares	Value
Hargreaves Lansdown PLC	24,355	$364,091
HSBC Holdings PLC	689,718	6,191,122
Imperial Brands PLC	68,264	1,989,726
Informa PLC	15,213	167,370
InterContinental Hotels Group PLC	1,089	118,845
Intertek Group PLC	9,798	678,155
J Sainsbury PLC	96,249	381,372
JD Sports Fashion PLC	171,126	353,606
Kingfisher PLC	98,887	427,107
Land Securities Group PLC REIT	20,059	175,159
Legal & General Group PLC	138,814	421,366
Lloyds Banking Group PLC	3,097,943	2,443,389
London Stock Exchange Group PLC	4,123	565,205
M&G PLC	80,038	222,662
Melrose Industries PLC	11,370	69,499
National Grid PLC	199,888	2,761,632
NatWest Group PLC	270,386	1,247,264
Next PLC	7,524	987,230
Pearson PLC	59,657	811,012
Persimmon PLC	9,416	207,576
Reckitt Benckiser Group PLC	46,810	2,873,832
RELX PLC	161,020	7,578,880
Rentokil Initial PLC	24,108	117,837
Rolls-Royce Holdings PLC (b)	29,284	207,085
Sage Group PLC	87,214	1,198,505
Schroders PLC	46,659	218,550
Segro PLC REIT	17,322	203,073
Severn Trent PLC	6,417	227,409
Smith & Nephew PLC	8,718	135,415
Smiths Group PLC	18,954	426,359
Spirax Group PLC	3,745	377,505
SSE PLC	52,210	1,318,700
Standard Chartered PLC	115,342	1,226,881
Taylor Wimpey PLC	85,954	189,429
Tesco PLC	492,488	2,369,566
Unilever PLC	231,437	15,022,087
United Utilities Group PLC	13,635	191,215
Vodafone Group PLC	1,691,138	1,702,212
Whitbread PLC	3,241	136,245
Wise PLC Class A (b)	23,638	212,911
WPP PLC	64,663	661,967
		110,808,445
UNITED STATES — 10.0%
BP PLC	729,238	3,831,464
CSL Ltd.	28,341	5,628,716
Experian PLC	37,524	1,978,582
Ferrovial SE	4,621	198,967
GSK PLC	469,436	9,549,061
Haleon PLC	242,471	1,277,861
Holcim AG	18,009	1,762,578
James Hardie Industries PLC CDI (b)	24,374	971,111
Nestle SA	197,215	19,862,944

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Qiagen NV (b)	48,371	$2,184,751
Roche Holding AG	61,209	19,635,061
Roche Holding AG Bearer Shares	10,248	3,515,822
Sanofi SA	62,715	7,202,289
Schneider Electric SE	24,778	6,531,755
Shell PLC	288,761	9,392,737
Stellantis NV (e)	90,340	1,250,419
Stellantis NV (e)	139,212	1,927,801
Swiss Re AG	12,257	1,695,681
Tenaris SA	14,494	228,648
		98,626,248
TOTAL COMMON STOCKS (Cost $856,802,368)		975,321,846

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	18,962	18,962
State Street Navigator Securities Lending Portfolio II (h) (i)	20,178,837	20,178,837
TOTAL SHORT-TERM INVESTMENTS (Cost $20,197,799)		20,197,799
TOTAL INVESTMENTS — 101.2% (Cost $877,000,167)		995,519,645
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(11,691,022)
NET ASSETS — 100.0%		$983,828,623

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$975,321,846	$—	$—	$975,321,846
Short-Term Investments	20,197,799	—	—	20,197,799
TOTAL INVESTMENTS	$995,519,645	$—	$—	$995,519,645
See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	18.9%
Industrials	15.8
Health Care	15.4
Consumer Staples	11.5
Consumer Discretionary	10.2
Information Technology	6.9
Materials	6.2
Communication Services	5.5
Utilities	3.8
Energy	3.7
Real Estate	1.2
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	26,607	$26,613	$31,645,264	$31,672,543	$666	$—	—	$—	$17,927
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	553,752	534,790	—	—	18,962	18,962	753
State Street Navigator Securities Lending Portfolio II	16,583,362	16,583,362	157,934,994	154,339,519	—	—	20,178,837	20,178,837	107,200
Total		$16,609,975	$190,134,010	$186,546,852	$666	$—		$20,197,799	$125,880
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 100.7%
BRAZIL — 3.7%
Ambev SA	59,492	$142,891
B3 SA - Brasil Bolsa Balcao	100,816	198,270
Banco Bradesco SA Preference Shares	72,482	195,653
Banco BTG Pactual SA	2,704	16,520
Banco do Brasil SA	19,000	94,829
Banco Santander Brasil SA	4,849	25,279
BB Seguridade Participacoes SA	14,621	95,311
Centrais Eletricas Brasileiras SA	7,030	50,797
Centrais Eletricas Brasileiras SA Class B, Preference Shares	8,020	64,371
Cia Siderurgica Nacional SA	17,465	41,339
Cosan SA	26,364	63,322
Equatorial Energia SA (a)	28,200	168,295
Equatorial Energia SA (a) (b)	1,925	11,502
Gerdau SA Preference Shares	16,604	58,235
Hapvida Participacoes e Investimentos SA (b) (c)	51,404	37,757
Itau Unibanco Holding SA Preference Shares	63,850	423,376
Itausa SA	3	6
Itausa SA Preference Shares	91,289	185,569
Klabin SA	9,151	35,103
Localiza Rent a Car SA	12,963	97,595
Lojas Renner SA	23,450	77,768
Magazine Luiza SA (b)	5,982	10,655
Natura & Co. Holding SA	9,155	23,620
Rumo SA	21,828	80,164
Sendas Distribuidora SA (b)	7,627	10,462
Suzano SA	8,083	80,803
Telefonica Brasil SA	9,116	93,440
TOTVS SA	4,417	23,165
Vale SA	43,321	505,218
WEG SA	19,455	194,307
XP, Inc. Class A	4,300	77,142
		3,182,764
CHILE — 0.4%
Banco Santander Chile	1,228,159	63,945
Cencosud SA	26,747	54,066
Empresas CMPC SA	46,173	80,426
Enel Americas SA	601,574	61,497
Falabella SA (b)	9,583	35,540
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,542	64,066
		359,540
CHINA — 29.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	12,000	30,692
AAC Technologies Holdings, Inc.	8,000	32,855
AECC Aero-Engine Control Co. Ltd. Class A	6,200	19,445
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class A	58,800	$40,328
Agricultural Bank of China Ltd. Class H	324,000	152,667
Aier Eye Hospital Group Co. Ltd. Class A	4,980	11,321
Air China Ltd. Class A (b)	20,200	22,744
Airtac International Group	2,092	60,354
Akeso, Inc. (b) (c) (d)	5,000	44,158
Alibaba Group Holding Ltd.	172,500	2,442,871
Alibaba Group Holding Ltd. ADR	565	59,853
Alibaba Health Information Technology Ltd. (b) (d)	44,000	30,306
Anhui Conch Cement Co. Ltd. Class H (d)	21,000	61,777
Anhui Gujing Distillery Co. Ltd. Class B	1,400	22,566
Anjoy Foods Group Co. Ltd. Class A	900	12,775
ANTA Sports Products Ltd.	16,495	200,573
Autohome, Inc. ADR	621	20,257
AviChina Industry & Technology Co. Ltd. Class H	11,000	5,381
Baidu, Inc. Class A (b)	29,012	394,421
Bank of China Ltd. Class H	882,509	416,969
Bank of Communications Co. Ltd. Class H	78,000	59,849
BeiGene Ltd. (b)	8,303	154,676
Beijing Enterprises Water Group Ltd.	146,000	45,487
Bilibili, Inc. Class Z (b)	2,175	54,266
Bosideng International Holdings Ltd.	54,000	31,006
BYD Co. Ltd. Class A	1,300	57,083
BYD Co. Ltd. Class H	11,136	406,874
BYD Electronic International Co. Ltd. (d)	8,500	35,620
Caitong Securities Co. Ltd. Class A	41,610	51,844
CGN Power Co. Ltd. Class H (c)	330,000	127,454
China CITIC Bank Corp. Ltd. Class H	55,000	35,121
China Construction Bank Corp. Class H	1,069,340	809,491
China Eastern Airlines Corp. Ltd. Class A (b)	29,700	17,569
China Feihe Ltd. (c)	28,000	21,196
China Galaxy Securities Co. Ltd. Class H	39,000	36,452
China Hongqiao Group Ltd.	18,000	30,033
China International Capital Corp. Ltd. Class H (c) (d)	17,600	31,495
China Life Insurance Co. Ltd. Class H	110,000	221,204
China Literature Ltd. (b) (c)	2,200	9,177
China Longyuan Power Group Corp. Ltd. Class H	57,000	51,735
China Mengniu Dairy Co. Ltd.	36,000	86,669

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class A	16,900	$90,819
China Merchants Bank Co. Ltd. Class H (d)	44,000	218,371
China Merchants Port Holdings Co. Ltd.	33,989	54,172
China Minsheng Banking Corp. Ltd. Class H	106,800	43,586
China National Building Material Co. Ltd. Class H (d)	48,000	21,134
China Oilfield Services Ltd. Class H	34,000	31,297
China Overseas Land & Investment Ltd.	35,000	71,735
China Pacific Insurance Group Co. Ltd. Class H	31,200	112,469
China Railway Group Ltd. Class H	146,000	76,689
China Resources Beer Holdings Co. Ltd. (d)	22,000	96,299
China Resources Gas Group Ltd.	14,700	59,330
China Resources Land Ltd.	33,000	121,719
China Resources Mixc Lifestyle Services Ltd. (c)	6,600	29,697
China Ruyi Holdings Ltd. (b) (d)	48,000	13,966
China State Construction International Holdings Ltd.	22,000	34,271
China Taiping Insurance Holdings Co. Ltd.	38,830	62,488
China Tourism Group Duty Free Corp. Ltd. Class A	1,300	14,340
China Tower Corp. Ltd. Class H (c)	506,000	67,098
China Vanke Co. Ltd. Class H (b) (d)	32,500	31,172
China Yangtze Power Co. Ltd. Class A	14,600	62,688
Chongqing Zhifei Biological Products Co. Ltd. Class A	4,600	21,940
Chow Tai Fook Jewellery Group Ltd. (d)	23,200	26,135
CITIC Securities Co. Ltd. Class A	8,400	32,646
CITIC Securities Co. Ltd. Class H	18,250	48,283
CMOC Group Ltd. Class A	51,700	64,268
CMOC Group Ltd. Class H	48,000	47,150
Contemporary Amperex Technology Co. Ltd. Class A	4,580	164,840
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,900	8,832
COSCO SHIPPING Holdings Co. Ltd. Class A	30,000	67,342
COSCO SHIPPING Holdings Co. Ltd. Class H	40,350	67,739
CRRC Corp. Ltd. Class H	48,000	31,392
CSPC Pharmaceutical Group Ltd.	120,640	93,965
Dongfang Electric Corp. Ltd. Class A	16,600	37,476
East Money Information Co. Ltd. Class A	7,116	20,640
Security Description	Shares	Value
ENN Energy Holdings Ltd.	8,600	$66,486
Eve Energy Co. Ltd. Class A	2,200	15,334
Flat Glass Group Co. Ltd. Class A	5,600	16,179
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,088	28,137
Foxconn Industrial Internet Co. Ltd. Class A	3,500	12,597
Fuyao Glass Industry Group Co. Ltd. Class A	3,700	30,769
Ganfeng Lithium Group Co. Ltd. Class A	3,420	16,844
GCL Technology Holdings Ltd. (b) (d)	237,000	42,716
Geely Automobile Holdings Ltd.	81,000	127,014
Genscript Biotech Corp. (b) (d)	20,000	35,893
GoerTek, Inc. Class A	11,200	36,279
Goldwind Science & Technology Co. Ltd. Class A	16,839	24,108
Great Wall Motor Co. Ltd. Class H	56,713	105,869
GRG Banking Equipment Co. Ltd. Class A	20,100	33,602
Guangdong Investment Ltd.	68,801	46,325
Guangzhou Automobile Group Co. Ltd. Class H (d)	24,000	9,424
Guangzhou Haige Communications Group, Inc. Co. Class A	22,700	34,446
H World Group Ltd. ADR	2,504	93,149
Haidilao International Holding Ltd. (c) (d)	11,000	26,992
Haier Smart Home Co. Ltd. Class A	20,100	92,334
Haier Smart Home Co. Ltd. Class H	20,800	83,548
Haitian International Holdings Ltd.	7,000	22,530
Haitong Securities Co. Ltd. Class A	26,800	33,583
Hangzhou First Applied Material Co. Ltd. Class A	4,896	12,354
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	8,500	27,472
Hangzhou Tigermed Consulting Co. Ltd. Class A	3,200	31,544
Hansoh Pharmaceutical Group Co. Ltd. (c) (d)	18,000	48,548
Hengan International Group Co. Ltd.	11,000	37,953
Hengli Petrochemical Co. Ltd. Class A	5,200	11,635
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,000	55,242
Hua Hong Semiconductor Ltd. (c)	11,000	29,598
Huaneng Power International, Inc. Class H (d)	110,000	67,551
Huatai Securities Co. Ltd. Class H (c)	58,800	94,776
Industrial & Commercial Bank of China Ltd. Class A	45,700	40,354

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	723,857	$432,404
Industrial Bank Co. Ltd. Class A	15,700	43,228
Innovent Biologics, Inc. (b) (c)	17,500	106,115
iQIYI, Inc. ADR (b) (d)	3,705	10,596
JA Solar Technology Co. Ltd. Class A	5,076	9,828
JD Health International, Inc. (b) (c) (d)	14,550	65,562
JD Logistics, Inc. (b) (c)	22,100	39,833
JD.com, Inc. Class A	25,584	550,381
Jiangsu Hengli Hydraulic Co. Ltd. Class A	100	900
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,592	26,843
Jiangxi Copper Co. Ltd. Class A	6,500	22,671
Jiangxi Copper Co. Ltd. Class H	15,000	30,550
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	22,700	38,500
Kanzhun Ltd. ADR	1,728	29,998
KE Holdings, Inc. ADR	6,641	132,222
Kingdee International Software Group Co. Ltd. (b)	24,000	27,808
Kingsoft Corp. Ltd.	20,000	76,086
Kuaishou Technology (b) (c)	27,500	194,191
Kuang-Chi Technologies Co. Ltd. Class A (b)	4,200	14,991
Kweichow Moutai Co. Ltd. Class A	1,100	274,739
Lenovo Group Ltd.	111,880	152,678
Lens Technology Co. Ltd. Class A	11,800	34,480
Li Auto, Inc. Class A (b)	12,504	174,018
Li Ning Co. Ltd.	26,500	67,210
Longfor Group Holdings Ltd. (c) (d)	23,167	44,858
LONGi Green Energy Technology Co. Ltd. Class A	8,480	21,277
Luxshare Precision Industry Co. Ltd. Class A	13,129	81,528
Luzhou Laojiao Co. Ltd. Class A	1,200	25,668
Mango Excellent Media Co. Ltd. Class A	3,700	13,915
Maxscend Microelectronics Co. Ltd. Class A	288	3,823
Meituan Class B (b) (c)	58,959	1,305,561
Muyuan Foods Co. Ltd. Class A (b)	6,086	40,271
NARI Technology Co. Ltd. Class A	13,536	53,516
NAURA Technology Group Co. Ltd. Class A	1,300	67,981
NetEase, Inc.	24,130	467,533
New China Life Insurance Co. Ltd. Class H	25,200	78,674
New Oriental Education & Technology Group, Inc.	20,300	162,034
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	11,036
NIO, Inc. Class A (b)	16,552	120,078
Security Description	Shares	Value
Nongfu Spring Co. Ltd. Class H (c) (d)	18,400	$81,014
OFILM Group Co. Ltd. Class A (b)	22,000	31,277
PDD Holdings, Inc. ADR (b)	6,337	854,291
People's Insurance Co. Group of China Ltd. Class H	107,000	51,107
Pharmaron Beijing Co. Ltd. Class A	2,350	10,191
PICC Property & Casualty Co. Ltd. Class H	116,000	172,040
Ping An Bank Co. Ltd. Class A	14,400	25,123
Ping An Insurance Group Co. of China Ltd. Class A	8,800	71,784
Ping An Insurance Group Co. of China Ltd. Class H	71,500	461,632
Pop Mart International Group Ltd. (c)	10,200	69,926
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	60,000	35,919
Qifu Technology, Inc. ADR	1,089	32,463
Seazen Holdings Co. Ltd. Class A (b)	5,700	11,695
Seres Group Co. Ltd. Class A (b)	1,100	14,212
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	50,000	36,176
Shanghai Baosight Software Co. Ltd. Class A	16,911	79,714
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	10,800	42,699
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,200	31,378
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	26,272
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,600	10,067
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	33,492
Shenzhou International Group Holdings Ltd.	10,243	93,034
Silergy Corp.	4,000	59,153
Sinopharm Group Co. Ltd. Class H	20,800	55,699
Smoore International Holdings Ltd. (c) (d)	24,000	39,858
SooChow Securities Co. Ltd. Class A	27,590	33,193
Sungrow Power Supply Co. Ltd. Class A	3,540	50,369
Sunny Optical Technology Group Co. Ltd.	9,700	71,806
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	7,400	24,890
Suzhou TFC Optical Communication Co. Ltd. Class A	700	10,052
TAL Education Group ADR (b)	4,011	47,490
Tencent Holdings Ltd.	72,595	4,155,228

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Tencent Music Entertainment Group ADR	5,283	$63,660
Thunder Software Technology Co. Ltd. Class A	1,300	9,761
Tianma Microelectronics Co. Ltd. Class A (b)	21,600	24,968
Tingyi Cayman Islands Holding Corp.	24,000	34,668
Tongcheng Travel Holdings Ltd.	14,800	38,031
Tongwei Co. Ltd. Class A	1,300	4,241
Topsports International Holdings Ltd. (c)	26,000	11,548
TravelSky Technology Ltd. Class H	12,000	17,859
Trina Solar Co. Ltd. Class A	3,416	10,943
Trip.com Group Ltd. (b)	6,840	432,371
Tsingtao Brewery Co. Ltd. Class A	6,900	77,246
Tsingtao Brewery Co. Ltd. Class H	4,000	31,310
Vipshop Holdings Ltd. ADR	4,792	75,378
Walvax Biotechnology Co. Ltd. Class A	6,500	13,671
Wanhua Chemical Group Co. Ltd. Class A	2,300	30,011
Want Want China Holdings Ltd.	105,000	72,185
Weichai Power Co. Ltd. Class A	43,500	98,640
Weichai Power Co. Ltd. Class H	22,000	40,672
Will Semiconductor Co. Ltd. Shanghai Class A	1,220	18,687
Wingtech Technology Co. Ltd. Class A	1,500	7,015
Wuliangye Yibin Co. Ltd. Class A	4,442	103,144
WuXi AppTec Co. Ltd. Class A	5,072	37,946
WuXi AppTec Co. Ltd. Class H (c)	4,580	32,194
Wuxi Biologics Cayman, Inc. (b) (c)	42,000	94,625
Xiaomi Corp. Class B (b) (c)	188,600	546,315
Xinyi Solar Holdings Ltd.	57,281	31,120
XPeng, Inc. Class A (b) (d)	9,090	61,965
Yadea Group Holdings Ltd. (c) (d)	25,130	44,712
Yum China Holdings, Inc.	4,700	211,594
Yunnan Energy New Material Co. Ltd. Class A	1,300	6,355
Zhaojin Mining Industry Co. Ltd. Class H (d)	18,000	31,933
Zhejiang Dahua Technology Co. Ltd. Class A	14,400	35,431
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,350	14,125
Zhejiang NHU Co. Ltd. Class A	13,656	44,039
Zhongji Innolight Co. Ltd. Class A	5,120	113,291
Zhongsheng Group Holdings Ltd.	6,500	12,067
Zhuzhou CRRC Times Electric Co. Ltd. Class H	17,000	67,190
Zijin Mining Group Co. Ltd. Class A	34,400	89,162
Zijin Mining Group Co. Ltd. Class H	56,000	127,320
Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	13,200	$14,296
ZTE Corp. Class A	5,700	25,370
ZTE Corp. Class H	8,800	22,772
ZTO Express Cayman, Inc.	5,136	129,532
		24,879,979
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	12,204	97,011
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	32,242	56,407
GREECE — 0.4%
Alpha Services & Holdings SA	27,605	48,000
Eurobank Ergasias Services & Holdings SA Class A	31,686	72,777
Hellenic Telecommunications Organization SA	2,846	49,201
Jumbo SA	1,035	29,686
Metlen Energy & Metals SA	1,238	48,883
Motor Oil Hellas Corinth Refineries SA	792	18,792
National Bank of Greece SA	6,757	57,886
OPAP SA	2,557	45,546
		370,771
HONG KONG — 0.1%
Orient Overseas International Ltd.	2,000	28,426
Sino Biopharmaceutical Ltd.	188,250	90,399
		118,825
HUNGARY — 0.3%
OTP Bank Nyrt	4,441	232,874
INDIA — 17.6%
Adani Green Energy Ltd. (b)	4,632	105,169
Adani Ports & Special Economic Zone Ltd.	10,465	180,849
Ambuja Cements Ltd.	9,725	73,406
Apollo Hospitals Enterprise Ltd.	875	75,169
Asian Paints Ltd.	4,440	176,384
Aurobindo Pharma Ltd.	8,941	155,846
Avenue Supermarts Ltd. (b) (c)	2,095	127,406
Axis Bank Ltd.	30,310	445,673
Bajaj Auto Ltd.	1,299	191,374
Bajaj Finance Ltd.	2,372	218,034
Bajaj Finserv Ltd.	6,216	146,378
Balkrishna Industries Ltd.	1,449	52,740
Bandhan Bank Ltd. (c)	14,085	33,403
Bharat Electronics Ltd.	84,516	287,532
Bharat Forge Ltd.	5,677	102,740
Bharat Heavy Electricals Ltd.	11,553	38,560
Bharti Airtel Ltd.	25,162	513,306
Britannia Industries Ltd.	745	56,347
Cholamandalam Investment & Finance Co. Ltd.	8,381	160,817
Cipla Ltd.	5,582	110,180

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Container Corp. of India Ltd.	3,892	$42,649
Dabur India Ltd.	8,581	64,019
Divi's Laboratories Ltd.	1,521	98,797
DLF Ltd.	5,024	53,665
Dr. Reddy's Laboratories Ltd.	1,844	148,565
Eicher Motors Ltd.	1,900	113,959
Godrej Consumer Products Ltd.	5,513	91,667
Grasim Industries Ltd.	5,060	168,798
Havells India Ltd.	4,081	98,025
HCL Technologies Ltd.	16,147	346,076
HDFC Bank Ltd.	41,777	863,470
HDFC Life Insurance Co. Ltd. (c)	4,107	35,188
Hero MotoCorp Ltd.	814	55,487
Hindalco Industries Ltd.	24,258	218,898
Hindustan Aeronautics Ltd.	2,230	117,636
Hindustan Unilever Ltd.	10,963	387,009
ICICI Bank Ltd.	61,151	928,927
ICICI Lombard General Insurance Co. Ltd. (c)	1,685	43,721
Indian Hotels Co. Ltd.	9,476	77,424
Info Edge India Ltd.	1,051	101,596
Infosys Ltd.	42,963	961,578
InterGlobe Aviation Ltd. (b) (c)	3,279	187,325
ITC Ltd.	46,064	284,818
Jio Financial Services Ltd. (b)	31,388	131,318
Jubilant Foodworks Ltd.	8,247	67,107
Kotak Mahindra Bank Ltd.	12,383	273,951
Larsen & Toubro Ltd.	8,103	355,400
LTIMindtree Ltd. (c)	488	36,363
Lupin Ltd.	3,593	93,944
Mahindra & Mahindra Ltd.	12,703	469,140
Marico Ltd.	7,384	61,274
Maruti Suzuki India Ltd.	1,793	283,238
Max Healthcare Institute Ltd.	6,462	76,012
Muthoot Finance Ltd.	3,345	81,103
Nestle India Ltd.	3,803	122,073
Page Industries Ltd.	59	30,207
Petronet LNG Ltd.	9,799	39,938
PI Industries Ltd.	1,110	61,668
Power Finance Corp. Ltd.	16,511	96,158
Power Grid Corp. of India Ltd.	29,553	124,435
REC Ltd.	14,637	96,851
Samvardhana Motherson International Ltd.	36,002	90,816
SBI Cards & Payment Services Ltd.	5,882	54,306
SBI Life Insurance Co. Ltd. (c)	1,089	23,963
Shree Cement Ltd.	140	43,952
Shriram Finance Ltd.	4,920	210,004
State Bank of India	29,782	280,011
Sun Pharmaceutical Industries Ltd.	16,464	378,529
Suzlon Energy Ltd. (b)	93,837	89,637
Tata Consultancy Services Ltd.	12,195	621,164
Tata Consumer Products Ltd.	5,403	77,172
Tata Elxsi Ltd.	303	27,929
Security Description	Shares	Value
Tata Motors Ltd.	20,309	$236,201
Tata Steel Ltd.	99,575	200,276
Tech Mahindra Ltd.	5,678	106,864
Titan Co. Ltd.	4,792	218,665
Torrent Power Ltd.	1,334	29,895
Trent Ltd.	3,447	311,568
Tube Investments of India Ltd.	1,146	59,296
UltraTech Cement Ltd.	1,348	189,843
United Spirits Ltd.	4,715	89,454
UPL Ltd.	9,556	69,919
Varun Beverages Ltd.	12,020	86,964
Wipro Ltd.	16,579	107,119
Yes Bank Ltd. (b)	201,777	54,127
Zomato Ltd. (b)	46,159	150,538
		15,049,002
INDONESIA — 1.6%
Bank Central Asia Tbk. PT	668,300	455,759
Bank Mandiri Persero Tbk. PT	544,700	249,144
Bank Negara Indonesia Persero Tbk. PT	260,218	91,953
Bank Rakyat Indonesia Persero Tbk. PT	784,067	256,350
Chandra Asri Pacific Tbk. PT	46,100	25,806
Kalbe Farma Tbk. PT	326,765	37,230
Sumber Alfaria Trijaya Tbk. PT	197,300	41,180
Telkom Indonesia Persero Tbk. PT	806,600	159,296
Unilever Indonesia Tbk. PT	182,300	26,611
		1,343,329
KUWAIT — 0.6%
Boubyan Bank KSCP	19,378	36,185
Gulf Bank KSCP	121,775	120,878
Kuwait Finance House KSCP	75,742	177,662
Mabanee Co. KPSC	19,644	53,864
National Bank of Kuwait SAKP	31,985	92,523
		481,112
MALAYSIA — 1.5%
CELCOMDIGI Bhd.	102,800	92,741
CIMB Group Holdings Bhd.	131,549	256,813
Genting Malaysia Bhd.	45,100	26,468
IHH Healthcare Bhd.	10,700	18,579
IOI Corp. Bhd.	115,200	105,045
Malayan Banking Bhd.	24,928	63,355
Maxis Bhd.	86,500	82,861
Petronas Chemicals Group Bhd.	62,500	85,486
Petronas Gas Bhd.	13,000	56,748
Public Bank Bhd.	205,800	227,585
SD Guthrie Bhd.	38,655	44,903
Sime Darby Bhd.	69,855	41,674
Tenaga Nasional Bhd.	44,200	154,783
		1,257,041
MEXICO — 2.1%
America Movil SAB de CV	201,173	165,745
Arca Continental SAB de CV	6,958	65,349

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Coca-Cola Femsa SAB de CV	8,029	$71,393
Fomento Economico Mexicano SAB de CV	14,953	148,264
Gruma SAB de CV Class B	3,479	64,893
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,519	131,147
Grupo Bimbo SAB de CV (d)	26,859	92,846
Grupo Carso SAB de CV (d)	12,984	80,744
Grupo Financiero Banorte SAB de CV Class O	33,963	241,702
Grupo Financiero Inbursa SAB de CV Class O (b) (d)	48,417	110,162
Grupo Mexico SAB de CV	30,465	170,602
Industrias Penoles SAB de CV (b) (d)	3,302	44,023
Kimberly-Clark de Mexico SAB de CV Class A	24,791	40,269
Orbia Advance Corp. SAB de CV (d)	27,341	27,771
Promotora y Operadora de Infraestructura SAB de CV	3,720	35,169
Southern Copper Corp.	742	85,827
Wal-Mart de Mexico SAB de CV	66,822	201,707
		1,777,613
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	5,335	73,837
Credicorp Ltd.	1,055	190,923
		264,760
PHILIPPINES — 0.6%
Ayala Corp.	7,600	91,071
Ayala Land, Inc.	171,680	112,130
BDO Unibank, Inc.	51,528	145,285
SM Investments Corp.	4,840	82,571
SM Prime Holdings, Inc.	96,200	55,450
Universal Robina Corp.	23,740	43,932
		530,439
POLAND — 0.7%
Allegro.eu SA (b) (c)	2,958	26,841
Bank Polska Kasa Opieki SA	3,458	132,414
CD Projekt SA	860	39,040
KGHM Polska Miedz SA	1,609	66,834
LPP SA	12	49,391
Powszechna Kasa Oszczednosci Bank Polski SA	14,455	210,930
Powszechny Zaklad Ubezpieczen SA	10,580	116,051
		641,501
QATAR — 0.8%
Barwa Real Estate Co.	70,136	54,957
Commercial Bank PSQC	67,150	81,148
Industries Qatar QSC	33,591	120,304
Masraf Al Rayan QSC	126,690	85,945
Qatar Islamic Bank QPSC	20,538	120,430
Security Description	Shares	Value
Qatar National Bank QPSC	50,372	$234,497
		697,281
ROMANIA — 0.1%
NEPI Rockcastle NV	7,995	67,685
RUSSIA — 0.0%
Polyus PJSC GDR (b) (e)	1,137	—
Sberbank of Russia PJSC (e)	267,268	—
VK IPJSC GDR (b) (e)	1,648	—
VTB Bank PJSC (b) (e)	11,225	—
		—
SAUDI ARABIA — 3.6%
ACWA Power Co.	1,241	163,619
Advanced Petrochemical Co. (b)	4,065	42,043
Al Rajhi Bank	25,839	600,619
Alinma Bank	8,847	67,212
Almarai Co. JSC	2,518	37,051
Arab National Bank	8,099	41,236
Bank AlBilad	4,791	50,319
Bank Al-Jazira (b)	9,463	43,287
Banque Saudi Fransi	7,958	68,307
Bupa Arabia for Cooperative Insurance Co.	1,026	56,669
Dar Al Arkan Real Estate Development Co. (b)	15,452	64,256
Dr. Sulaiman Al Habib Medical Services Group Co.	1,058	83,650
Elm Co.	531	164,676
Etihad Etisalat Co.	6,168	84,511
Jarir Marketing Co.	9,055	31,717
Mouwasat Medical Services Co.	1,180	31,423
Riyad Bank	15,080	100,174
SABIC Agri-Nutrients Co.	1,754	55,546
Sahara International Petrochemical Co.	8,580	67,128
Saudi Arabian Mining Co. (b)	20,567	267,545
Saudi Awwal Bank	11,361	104,936
Saudi Basic Industries Corp.	8,475	169,211
Saudi Electricity Co.	5,605	24,892
Saudi Industrial Investment Group	3,323	17,344
Saudi Investment Bank	7,395	25,705
Saudi Kayan Petrochemical Co. (b)	9,131	20,446
Saudi National Bank	34,102	311,803
Saudi Telecom Co.	20,317	236,672
Savola Group (b)	5,406	38,909
Yanbu National Petrochemical Co.	2,518	28,661
		3,099,567
SOUTH AFRICA — 3.2%
Absa Group Ltd.	10,462	106,511
Anglo American Platinum Ltd.	603	21,708
Bid Corp. Ltd. (d)	6,957	178,744
Bidvest Group Ltd. (d)	7,924	134,633
Capitec Bank Holdings Ltd. (d)	516	91,163
Clicks Group Ltd.	3,437	79,175

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
FirstRand Ltd.	63,879	$307,894
Gold Fields Ltd.	13,131	204,846
Harmony Gold Mining Co. Ltd.	6,062	62,666
Impala Platinum Holdings Ltd. (b)	8,173	45,891
MTN Group Ltd.	24,298	129,481
Naspers Ltd. Class N	2,290	557,454
Nedbank Group Ltd. (d)	5,615	97,416
Northam Platinum Holdings Ltd. (d)	3,440	21,767
Old Mutual Ltd. (d)	15,374	12,223
Sanlam Ltd.	27,440	140,126
Shoprite Holdings Ltd. (d)	8,415	144,436
Sibanye Stillwater Ltd. (b)	27,630	28,620
Standard Bank Group Ltd.	20,339	286,038
Vodacom Group Ltd.	11,763	74,725
Woolworths Holdings Ltd. (d)	10,471	41,386
		2,766,903
SOUTH KOREA — 11.1%
Alteogen, Inc. (b)	237	59,264
Celltrion Pharm, Inc. (b)	292	15,340
Celltrion, Inc.	1,884	281,512
Coway Co. Ltd.	1,461	74,519
Doosan Enerbility Co. Ltd. (b)	3,389	46,415
Ecopro BM Co. Ltd. (b)	536	75,623
Ecopro Co. Ltd. (b)	979	66,330
Hana Financial Group, Inc.	2,626	118,077
Hanmi Semiconductor Co. Ltd.	227	18,800
Hanwha Aerospace Co. Ltd.	91	20,668
Hanwha Industrial Solutions Co. Ltd. (b)	102	2,590
Hanwha Solutions Corp.	1,224	24,195
HLB, Inc. (b)	1,315	86,178
HMM Co. Ltd.	3,172	44,947
Hyundai Engineering & Construction Co. Ltd.	2,900	67,638
Hyundai Glovis Co. Ltd.	1,266	118,206
Hyundai Mobis Co. Ltd.	1,109	184,452
Hyundai Motor Co.	2,134	398,177
Hyundai Motor Co. Preference Shares	796	103,419
Hyundai Steel Co.	1,530	32,643
Industrial Bank of Korea	10,381	110,899
Kakao Corp.	2,886	79,780
KB Financial Group, Inc.	5,503	340,439
Kia Corp.	3,839	293,275
Korea Zinc Co. Ltd.	232	122,059
Krafton, Inc. (b)	273	71,502
KT&G Corp.	2,222	185,039
Kum Yang Co. Ltd. (b)	144	5,759
Kumho Petrochemical Co. Ltd.	205	24,753
L&F Co. Ltd. (b)	264	22,914
LG Chem Ltd.	676	184,288
LG Corp.	1,585	95,873
LG Electronics, Inc.	1,877	149,706
LG Energy Solution Ltd. (b)	210	66,563
LG H&H Co. Ltd.	168	48,690
Security Description	Shares	Value
LG Innotek Co. Ltd.	134	$22,338
Lotte Chemical Corp.	405	31,435
NAVER Corp.	1,759	227,862
NCSoft Corp.	316	46,154
POSCO Future M Co. Ltd.	230	43,970
POSCO Holdings, Inc.	1,046	307,953
Samsung Biologics Co. Ltd. (b) (c)	179	133,733
Samsung C&T Corp.	1,252	131,931
Samsung Electronics Co. Ltd.	54,152	2,546,722
Samsung Electronics Co. Ltd. Preference Shares	8,734	339,956
Samsung Fire & Marine Insurance Co. Ltd.	572	150,687
Samsung SDI Co. Ltd.	806	233,288
Samsung SDS Co. Ltd.	889	105,168
Shinhan Financial Group Co. Ltd.	7,574	321,448
SK Bioscience Co. Ltd. (b)	322	13,641
SK Hynix, Inc.	6,798	907,648
SK Innovation Co. Ltd. (b)	627	56,146
SK Square Co. Ltd. (b)	491	30,338
SK Telecom Co. Ltd.	763	32,616
S-Oil Corp.	1,414	66,175
Woori Financial Group, Inc.	10,742	127,324
		9,517,065
TAIWAN — 19.3%
Accton Technology Corp.	5,000	84,054
Advantech Co. Ltd.	6,000	60,955
ASE Technology Holding Co. Ltd.	58,656	279,875
Asia Vital Components Co. Ltd.	1,000	18,643
Asustek Computer, Inc.	13,000	227,166
AUO Corp.	30,400	16,378
Catcher Technology Co. Ltd.	3,000	22,420
Cathay Financial Holding Co. Ltd.	132,403	278,223
Chailease Holding Co. Ltd.	18,483	95,491
Chang Hwa Commercial Bank Ltd.	111,672	63,164
China Airlines Ltd.	35,000	23,778
China Steel Corp.	190,000	138,989
Chunghwa Telecom Co. Ltd.	47,000	186,387
Compal Electronics, Inc.	60,000	63,135
CTBC Financial Holding Co. Ltd.	269,000	292,405
E Ink Holdings, Inc.	13,000	120,361
E.Sun Financial Holding Co. Ltd.	215,565	191,067
eMemory Technology, Inc.	1,000	83,106
Eva Airways Corp.	35,000	41,474
Evergreen Marine Corp. Taiwan Ltd.	12,600	80,028
Far Eastern New Century Corp.	49,000	59,457
First Financial Holding Co. Ltd.	211,825	183,401
Formosa Chemicals & Fibre Corp.	45,397	62,329
Formosa Plastics Corp.	61,000	103,124
Fubon Financial Holding Co. Ltd.	127,036	362,885
Global Unichip Corp.	1,000	34,759
Globalwafers Co. Ltd.	2,000	28,755
Hon Hai Precision Industry Co. Ltd.	156,980	930,079

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hotai Motor Co. Ltd.	5,100	$114,259
Hua Nan Financial Holdings Co. Ltd.	126,280	102,551
Innolux Corp.	46,974	23,972
Inventec Corp.	28,000	38,134
KGI Financial Holding Co. Ltd.	300,257	156,549
Largan Precision Co. Ltd.	1,000	80,262
Lite-On Technology Corp.	33,000	103,756
MediaTek, Inc.	17,000	631,191
Mega Financial Holding Co. Ltd.	185,495	230,356
Nan Ya Plastics Corp.	67,000	97,388
Novatek Microelectronics Corp.	8,000	130,947
Pegatron Corp.	37,000	120,424
President Chain Store Corp.	4,394	40,960
Quanta Computer, Inc.	36,000	300,318
Realtek Semiconductor Corp.	8,000	119,065
Shanghai Commercial & Savings Bank Ltd.	44,000	53,668
SinoPac Financial Holdings Co. Ltd.	124,597	95,476
Taishin Financial Holding Co. Ltd.	254,839	148,169
Taiwan Cooperative Financial Holding Co. Ltd.	162,249	132,787
Taiwan Mobile Co. Ltd.	24,000	87,213
Taiwan Semiconductor Manufacturing Co. Ltd.	275,734	8,338,282
TCC Group Holdings Co. Ltd.	97,743	104,394
Unimicron Technology Corp.	11,000	50,053
Uni-President Enterprises Corp.	65,000	179,104
United Microelectronics Corp.	184,602	313,829
Voltronic Power Technology Corp.	1,000	63,988
Wan Hai Lines Ltd.	11,500	35,612
Wistron Corp.	26,000	82,979
Wiwynn Corp.	1,000	54,192
Yageo Corp.	4,779	94,080
Yang Ming Marine Transport Corp.	12,000	26,164
Yuanta Financial Holding Co. Ltd.	239,948	240,354
		16,522,364
THAILAND — 1.5%
Advanced Info Service PCL NVDR	26,577	214,747
Airports of Thailand PCL NVDR	90,386	179,775
Bangkok Dusit Medical Services PCL NVDR	199,300	185,813
CP ALL PCL NVDR	101,100	205,798
Delta Electronics Thailand PCL	41,800	138,998
Energy Absolute PCL	18,200	5,062
Minor International PCL NVDR	102,952	90,386
PTT Global Chemical PCL NVDR	69,774	65,052
SCB X PCL NVDR	26,016	88,128
Siam Cement PCL	9,600	71,901
		1,245,660
TURKEY — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	48,008	83,203
Security Description	Shares	Value
BIM Birlesik Magazalar AS	7,246	$105,180
Eregli Demir ve Celik Fabrikalari TAS	17,517	27,413
Turk Hava Yollari AO (b)	13,130	109,457
Turkcell Iletisim Hizmetleri AS	20,119	56,025
Turkiye Is Bankasi AS Class C	234,650	96,503
Turkiye Petrol Rafinerileri AS	15,861	72,004
		549,785
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	74,336	170,408
Abu Dhabi Islamic Bank PJSC	21,203	73,428
Aldar Properties PJSC	123,710	253,280
Dubai Islamic Bank PJSC	22,516	38,620
Emirates NBD Bank PJSC	10,405	57,507
Emirates Telecommunications Group Co. PJSC	38,649	194,666
First Abu Dhabi Bank PJSC	35,801	133,925
Multiply Group PJSC (b)	58,770	37,761
		959,595
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	1,920	51,139
UNITED STATES — 0.2%
JBS SA	17,850	103,675
Legend Biotech Corp. ADR (b) (d)	676	32,942
		136,617
TOTAL COMMON STOCKS (Cost $74,244,674)		86,256,629

RIGHTS — 0.0%
THAILAND — 0.0%
BTS Group Holdings PCL (expiring 10/24/24) (b) (Cost $0)	72,600	—
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	33,570	33,570
State Street Navigator Securities Lending Portfolio II (h) (i)	928,511	928,511
TOTAL SHORT-TERM INVESTMENTS (Cost $962,081)		962,081
TOTAL INVESTMENTS — 101.8% (Cost $75,206,755)		87,218,710
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,558,920)
NET ASSETS — 100.0%		$85,659,790

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2024.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,007,085	$249,544	$0(a)	$86,256,629
Rights	—	0(b)	—	0
Short-Term Investments	962,081	—	—	962,081
TOTAL INVESTMENTS	$86,969,166	$249,544	$0	$87,218,710
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
(b)	The Fund held a Level 2 security that was valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	24.5%
Financials	24.4
Consumer Discretionary	15.2
Communication Services	10.1
Materials	6.8
Industrials	6.3
Consumer Staples	6.0
Health Care	3.8
Utilities	1.8
Real Estate	1.4
Energy	0.4
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,040	$24,045	$3,390,196	$3,414,139	$(102)	$—	—	$—	$3,169
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	50,229	16,659	—	—	33,570	33,570	96
State Street Navigator Securities Lending Portfolio II	520,327	520,327	5,511,861	5,103,677	—	—	928,511	928,511	2,324
Total		$544,372	$8,952,286	$8,534,475	$(102)	$—		$962,081	$5,589
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 100.4%
BRAZIL — 5.0%
Ambev SA	62,416	$149,914
Ambev SA ADR	4,246	10,360
Atacadao SA (a)	2,123	3,606
B3 SA - Brasil Bolsa Balcao	4,836	9,511
Banco Bradesco SA	14,400	34,613
Banco Bradesco SA Preference Shares	25,072	67,678
Banco BTG Pactual SA	1,600	9,775
Banco do Brasil SA	8,214	40,996
BB Seguridade Participacoes SA	11,104	72,385
Caixa Seguridade Participacoes SA	9,000	24,046
CCR SA	825	1,833
Centrais Eletricas Brasileiras SA	3,337	24,112
Centrais Eletricas Brasileiras SA ADR (b)	838	6,628
Centrais Eletricas Brasileiras SA Class B, Preference Shares	107	859
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	750	12,450
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	765	12,653
Cia Energetica de Minas Gerais ADR	3,182	6,555
Cia Energetica de Minas Gerais Preference Shares	21,462	44,927
Cia Paranaense de Energia - Copel Class B, Preference Shares	12,849	24,043
Cia Siderurgica Nacional SA	262	620
Cia Siderurgica Nacional SA ADR	4,613	11,025
Cosan SA	5,471	13,141
CPFL Energia SA	3,390	21,121
Energisa SA	1,568	12,896
Engie Brasil Energia SA	1,403	10,936
Equatorial Energia SA (c)	5,541	33,068
Equatorial Energia SA (a) (c)	378	2,259
Gerdau SA Preference Shares	6,973	24,456
Hapvida Participacoes e Investimentos SA (a) (d)	14,873	10,924
Hypera SA	1,678	8,082
Itau Unibanco Holding SA ADR	12,435	82,693
Itau Unibanco Holding SA Preference Shares	352	2,334
Itausa SA Preference Shares	21,784	44,282
Klabin SA	489	1,876
Localiza Rent a Car SA	14,808	111,486
Natura & Co. Holding SA	2,241	5,782
Petroleo Brasileiro SA	7,752	55,900
Petroleo Brasileiro SA ADR (c)	8,128	107,208
Petroleo Brasileiro SA ADR (c)	5,501	79,269
Petroleo Brasileiro SA Preference Shares	9,469	62,613
PRIO SA	13,239	105,337
Security Description	Shares	Value
Raia Drogasil SA	3,786	$17,721
Rumo SA	2,465	9,053
Sendas Distribuidora SA (a)	6,203	8,509
Suzano SA	2,194	21,933
Suzano SA ADR	1,310	13,100
Telefonica Brasil SA	2,346	24,047
Telefonica Brasil SA ADR	749	7,692
TIM SA	3,985	13,706
TIM SA ADR (b)	498	8,576
TOTVS SA	1,109	5,816
Ultrapar Participacoes SA	43	167
Ultrapar Participacoes SA ADR	3,089	11,985
Vale SA	1,709	19,931
Vale SA ADR	56,379	658,507
Vibra Energia SA	5,876	25,248
WEG SA	27,347	273,128
		2,483,371
CHILE — 0.4%
Banco de Chile	58,845	7,517
Banco de Credito e Inversiones SA	593	18,485
Banco Santander Chile	11,194	583
Banco Santander Chile ADR (b)	276	5,730
Cencosud SA	7,958	16,086
Empresas CMPC SA	2,908	5,065
Empresas Copec SA	1,123	7,529
Enel Americas SA	153,175	15,659
Enel Chile SA	7,337	404
Enel Chile SA ADR	303	845
Falabella SA (a)	1,989	7,376
Latam Airlines Group SA	1,001,311	12,903
Sociedad Quimica y Minera de Chile SA ADR (b)	120	5,002
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,760	73,123
		176,307
CHINA — 24.2%
360 Security Technology, Inc. Class A	15,900	20,015
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,400	6,138
AAC Technologies Holdings, Inc.	1,500	6,160
Agricultural Bank of China Ltd. Class A	49,100	33,675
Agricultural Bank of China Ltd. Class H	658,000	310,046
Akeso, Inc. (a) (b) (d)	8,000	70,653
Alibaba Group Holding Ltd.	29,849	422,709
Alibaba Group Holding Ltd. ADR	197	20,377
Aluminum Corp. of China Ltd. Class H	18,000	14,321
Anhui Conch Cement Co. Ltd. Class A	2,700	10,085

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Anhui Conch Cement Co. Ltd. Class H (b)	8,000	$23,534
Anhui Gujing Distillery Co. Ltd. Class B	5,200	83,816
Anhui Kouzi Distillery Co. Ltd. Class A	600	4,111
Anjoy Foods Group Co. Ltd. Class A	700	9,936
Anker Innovations Technology Co. Ltd. Class A	1,560	18,692
ANTA Sports Products Ltd.	15,400	187,258
Autohome, Inc. ADR	153	4,991
AviChina Industry & Technology Co. Ltd. Class H	20,000	9,784
Baidu, Inc. Class A (a)	4,114	55,930
Bank of Beijing Co. Ltd. Class A	3,600	3,004
Bank of China Ltd. Class A	17,700	12,645
Bank of China Ltd. Class H	993,071	469,208
Bank of Communications Co. Ltd. Class A	33,400	35,315
Bank of Communications Co. Ltd. Class H	107,000	82,101
Bank of Hangzhou Co. Ltd. Class A	2,300	4,634
Bank of Jiangsu Co. Ltd. Class A	12,960	15,555
Bank of Nanjing Co. Ltd. Class A	4,000	6,258
Bank of Shanghai Co. Ltd. Class A	28,870	32,547
Baoshan Iron & Steel Co. Ltd. Class A	8,200	8,131
BeiGene Ltd. (a)	322	5,999
Beijing Enterprises Holdings Ltd.	5,500	19,755
Beijing Enterprises Water Group Ltd.	38,000	11,839
Beijing Kingsoft Office Software, Inc. Class A	252	9,592
Beijing Tiantan Biological Products Corp. Ltd. Class A	5,040	18,104
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	324	3,790
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	110,600	95,450
BOC Aviation Ltd. (d)	900	7,450
BOE Technology Group Co. Ltd. Class A	92,200	58,888
Bosideng International Holdings Ltd.	34,000	19,522
BYD Co. Ltd. Class A	300	13,173
BYD Co. Ltd. Class H	1,000	36,537
BYD Electronic International Co. Ltd.	3,000	12,572
CGN Power Co. Ltd. Class H (d)	365,100	141,011
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	900	14,131
China CITIC Bank Corp. Ltd. Class H	292,000	186,459
Security Description	Shares	Value
China Coal Energy Co. Ltd. Class H	21,000	$26,225
China Communications Services Corp. Ltd. Class H	12,000	6,504
China Construction Bank Corp. Class A	28,400	32,179
China Construction Bank Corp. Class H	878,394	664,945
China Eastern Airlines Corp. Ltd. Class A (a)	22,900	13,546
China Everbright Bank Co. Ltd. Class A	14,300	7,356
China Everbright Bank Co. Ltd. Class H	26,274	8,930
China Feihe Ltd. (d)	28,000	21,196
China Galaxy Securities Co. Ltd. Class H	24,334	22,744
China Gas Holdings Ltd.	15,600	14,521
China Hongqiao Group Ltd.	10,500	17,519
China International Capital Corp. Ltd. Class H (b) (d)	3,600	6,442
China Life Insurance Co. Ltd. Class H	39,000	78,427
China Longyuan Power Group Corp. Ltd. Class H	12,000	10,892
China Mengniu Dairy Co. Ltd.	11,000	26,482
China Merchants Bank Co. Ltd. Class A	5,291	28,433
China Merchants Bank Co. Ltd. Class H	19,500	96,778
China Minsheng Banking Corp. Ltd. Class A	74,000	42,505
China Minsheng Banking Corp. Ltd. Class H	98,960	40,387
China National Building Material Co. Ltd. Class H (b)	46,000	20,254
China National Nuclear Power Co. Ltd. Class A	9,400	14,976
China Oilfield Services Ltd. Class H	8,000	7,364
China Overseas Land & Investment Ltd.	21,000	43,041
China Pacific Insurance Group Co. Ltd. Class A	2,500	13,967
China Pacific Insurance Group Co. Ltd. Class H	9,400	33,885
China Petroleum & Chemical Corp. Class A	12,800	12,729
China Petroleum & Chemical Corp. Class H	218,395	136,084
China Power International Development Ltd. (b)	19,000	9,075
China Railway Group Ltd. Class A	16,000	15,020
China Railway Group Ltd. Class H	48,000	25,213
China Railway Signal & Communication Corp. Ltd. Class A	20,676	18,582

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Resources Beer Holdings Co. Ltd.	4,092	$17,912
China Resources Gas Group Ltd.	3,000	12,108
China Resources Land Ltd.	8,944	32,989
China Resources Microelectronics Ltd. Class A	2,578	17,368
China Resources Pharmaceutical Group Ltd. (d)	16,000	12,380
China Resources Power Holdings Co. Ltd.	4,267	11,591
China Shenhua Energy Co. Ltd. Class A	2,100	13,083
China Shenhua Energy Co. Ltd. Class H	24,000	108,297
China State Construction Engineering Corp. Ltd. Class A	14,000	12,362
China State Construction International Holdings Ltd.	2,000	3,116
China Taiping Insurance Holdings Co. Ltd.	16,010	25,764
China Three Gorges Renewables Group Co. Ltd. Class A	30,300	20,998
China Tower Corp. Ltd. Class H (d)	674,000	89,375
China United Network Communications Ltd. Class A	47,600	36,387
China Vanke Co. Ltd. Class A (a)	2,100	2,917
China Vanke Co. Ltd. Class H (a) (b)	23,492	22,532
China Yangtze Power Co. Ltd. Class A	38,700	166,166
Chongqing Brewery Co. Ltd. Class A	800	8,016
Chongqing Rural Commercial Bank Co. Ltd. Class A	32,200	25,029
Chongqing Zhifei Biological Products Co. Ltd. Class A	4,100	19,555
Chow Tai Fook Jewellery Group Ltd. (b)	20,200	22,755
CITIC Ltd.	54,000	63,820
CITIC Securities Co. Ltd. Class H	6,300	16,668
CMOC Group Ltd. Class H	6,000	5,894
COSCO SHIPPING Holdings Co. Ltd. Class A	4,800	10,775
COSCO SHIPPING Holdings Co. Ltd. Class H	41,750	70,089
CRRC Corp. Ltd. Class H	22,000	14,388
CSPC Pharmaceutical Group Ltd.	129,840	101,131
Daqin Railway Co. Ltd. Class A	26,400	25,877
Eastroc Beverage Group Co. Ltd. Class A	300	11,616
Ecovacs Robotics Co. Ltd. Class A	700	5,122
ENN Energy Holdings Ltd.	2,400	18,554
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	91,809	33,058
Far East Horizon Ltd. (b)	18,000	13,186
Security Description	Shares	Value
Focus Media Information Technology Co. Ltd. Class A	13,500	$13,638
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,739	25,735
Fosun International Ltd.	9,500	6,091
Fuyao Glass Industry Group Co. Ltd. Class A	900	7,484
Fuyao Glass Industry Group Co. Ltd. Class H (d)	3,600	24,216
Ganfeng Lithium Group Co. Ltd. Class A	2,800	13,791
GCL Technology Holdings Ltd. (a) (b)	138,000	24,873
Geely Automobile Holdings Ltd.	17,000	26,657
Giant Biogene Holding Co. Ltd. (d)	4,400	28,861
Great Wall Motor Co. Ltd. Class H	7,000	13,067
Gree Electric Appliances, Inc. of Zhuhai Class A	4,700	32,194
Guangdong Haid Group Co. Ltd. Class A	4,900	33,620
Guangdong Investment Ltd.	10,000	6,733
Guangzhou Automobile Group Co. Ltd. Class H (b)	23,200	9,110
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,900	12,704
Haidilao International Holding Ltd. (b) (d)	1,000	2,454
Haier Smart Home Co. Ltd. Class H	7,200	28,920
Hainan Airlines Holding Co. Ltd. Class A (a)	78,500	14,469
Haitong Securities Co. Ltd. Class H (b)	8,800	4,109
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	11,999
Hengan International Group Co. Ltd.	5,374	18,542
Hengtong Optic-electric Co. Ltd. Class A	4,900	11,839
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	19,335
Huadong Medicine Co. Ltd. Class A	960	4,800
Hualan Biological Engineering, Inc. Class A	5,140	13,154
Huaneng Power International, Inc. Class A	1,400	1,542
Huaneng Power International, Inc. Class H (b)	34,000	20,879
Huatai Securities Co. Ltd. Class H (d)	3,843	6,194
Huaxia Bank Co. Ltd. Class A	30,000	31,849
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,562
Hundsun Technologies, Inc. Class A	4,440	14,509

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hygon Information Technology Co. Ltd. Class A	1,001	$14,772
Iflytek Co. Ltd. Class A	3,700	23,494
Imeik Technology Development Co. Ltd. Class A	140	4,713
Industrial & Commercial Bank of China Ltd. Class A	31,600	27,904
Industrial & Commercial Bank of China Ltd. Class H	745,448	445,301
Industrial Bank Co. Ltd. Class A	9,200	25,331
Ingenic Semiconductor Co. Ltd. Class A	1,300	12,059
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	48,300	11,939
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,300	9,553
Inner Mongolia Yitai Coal Co. Ltd. Class B	21,800	46,739
iQIYI, Inc. ADR (a)	393	1,124
JA Solar Technology Co. Ltd. Class A	3,000	5,808
JD.com, Inc. Class A	6,912	148,696
Jiangsu Expressway Co. Ltd. Class H	60,000	60,792
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	12,602
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	7,142	53,371
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	14,729
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	15,590
Jiangsu Yangnong Chemical Co. Ltd. Class A	3,100	27,462
Jiangxi Copper Co. Ltd. Class A	4,300	14,998
Jiangxi Copper Co. Ltd. Class H	6,000	12,220
Jointown Pharmaceutical Group Co. Ltd. Class A	11,946	9,798
KE Holdings, Inc. ADR	464	9,238
Kuaishou Technology (a) (d)	1,600	11,298
Kunlun Energy Co. Ltd.	12,000	12,390
Kweichow Moutai Co. Ltd. Class A	1,500	374,644
Lenovo Group Ltd.	46,915	64,023
Lepu Medical Technology Beijing Co. Ltd. Class A	1,000	1,882
Li Auto, Inc. Class A (a)	800	11,134
Li Ning Co. Ltd.	2,000	5,072
Lingyi iTech Guangdong Co. Class A	18,300	19,637
Longfor Group Holdings Ltd. (b) (d)	12,354	23,921
LONGi Green Energy Technology Co. Ltd. Class A	11,860	29,757
Luzhou Laojiao Co. Ltd. Class A	1,600	34,224
Meituan Class B (a) (d)	2,147	47,542
Metallurgical Corp. of China Ltd. Class A	14,400	6,872
Security Description	Shares	Value
Midea Group Co. Ltd. Class A	2,300	$24,996
Muyuan Foods Co. Ltd. Class A (a)	3,200	21,174
National Silicon Industry Group Co. Ltd. Class A	5,424	14,710
NAURA Technology Group Co. Ltd. Class A	200	10,459
NetEase, Inc.	27,635	535,445
New China Life Insurance Co. Ltd. Class H	8,800	27,473
New Oriental Education & Technology Group, Inc.	730	5,827
Ningbo Deye Technology Co. Ltd. Class A	756	10,984
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,900	7,189
NIO, Inc. Class A (a)	162	1,175
Nongfu Spring Co. Ltd. Class H (b) (d)	52,000	228,954
OFILM Group Co. Ltd. Class A (a)	8,700	12,369
Oppein Home Group, Inc. Class A	480	4,287
PDD Holdings, Inc. ADR (a)	5,578	751,970
People's Insurance Co. Group of China Ltd. Class H	338,000	161,439
PetroChina Co. Ltd. Class A	9,800	12,630
PetroChina Co. Ltd. Class H	168,000	137,125
PICC Property & Casualty Co. Ltd. Class H	66,270	98,285
Ping An Bank Co. Ltd. Class A	10,700	18,667
Ping An Insurance Group Co. of China Ltd. Class A	2,100	17,130
Ping An Insurance Group Co. of China Ltd. Class H	26,000	167,866
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,576
Postal Savings Bank of China Co. Ltd. Class H (b) (d)	149,000	89,199
Power Construction Corp. of China Ltd. Class A	4,300	3,465
Qifu Technology, Inc. ADR	1,857	55,357
SAIC Motor Corp. Ltd. Class A	4,300	8,989
SDIC Power Holdings Co. Ltd. Class A	7,600	18,406
SF Holding Co. Ltd. Class A	2,800	17,995
Shaanxi Coal Industry Co. Ltd. Class A	3,200	12,610
Shandong Gold Mining Co. Ltd. Class A	3,652	15,284
Shandong Gold Mining Co. Ltd. Class H (d)	19,000	42,807
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,742
Shandong Nanshan Aluminum Co. Ltd. Class A	15,900	9,951
Shandong Sun Paper Industry JSC Ltd. Class A	11,500	24,779
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	4,052

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shanghai Baosight Software Co. Ltd. Class A	2,198	$10,361
Shanghai Baosight Software Co. Ltd. Class B	41,232	70,713
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	556	16,740
Shanghai International Airport Co. Ltd. Class A	1,400	7,685
Shanghai International Port Group Co. Ltd. Class A	26,100	24,240
Shanghai M&G Stationery, Inc. Class A	2,500	12,649
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,800	22,528
Shanghai Pudong Development Bank Co. Ltd. Class A	31,424	45,484
Shanghai RAAS Blood Products Co. Ltd. Class A	30,200	34,089
Shanxi Coking Coal Energy Group Co. Ltd. Class A	10,700	14,616
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,860	58,173
Shennan Circuits Co. Ltd. Class A	480	7,611
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,600	66,984
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,100	10,400
Shenzhen Transsion Holdings Co. Ltd. Class A	1,188	18,321
Shenzhou International Group Holdings Ltd.	1,400	12,716
Sichuan Chuantou Energy Co. Ltd. Class A	13,499	36,358
Sinopharm Group Co. Ltd. Class H	20,400	54,628
Smoore International Holdings Ltd. (b) (d)	4,000	6,643
Sungrow Power Supply Co. Ltd. Class A	1,680	23,904
Sunny Optical Technology Group Co. Ltd.	1,393	10,312
Suzhou TFC Optical Communication Co. Ltd. Class A	700	10,052
TCL Technology Group Corp. Class A	35,020	22,918
Tencent Holdings Ltd.	5,378	307,829
Tencent Music Entertainment Group ADR	859	10,351
Tianshui Huatian Technology Co. Ltd. Class A	6,200	8,274
Tingyi Cayman Islands Holding Corp.	12,000	17,334
Tongling Nonferrous Metals Group Co. Ltd. Class A	13,000	7,170
Tongwei Co. Ltd. Class A	8,200	26,749
Security Description	Shares	Value
Topsports International Holdings Ltd. (d)	19,000	$8,439
TravelSky Technology Ltd. Class H	7,000	10,418
Trip.com Group Ltd. (a)	484	30,595
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	8,725
Vipshop Holdings Ltd. ADR	5,973	93,955
Wanhua Chemical Group Co. Ltd. Class A	1,000	13,048
Want Want China Holdings Ltd.	184,000	126,496
Weichai Power Co. Ltd. Class H	12,000	22,185
Wens Foodstuff Group Co. Ltd. Class A	5,100	14,676
Western Securities Co. Ltd. Class A	17,000	21,108
Will Semiconductor Co. Ltd. Shanghai Class A	700	10,722
Wintime Energy Group Co. Ltd. Class A (a)	74,300	14,226
Wuliangye Yibin Co. Ltd. Class A	4,200	97,525
WuXi AppTec Co. Ltd. Class A	2,300	17,207
WuXi AppTec Co. Ltd. Class H (d)	4,320	30,367
Wuxi Biologics Cayman, Inc. (a) (d)	7,000	15,771
Xiaomi Corp. Class B (a) (d)	32,000	92,694
Xinjiang Daqo New Energy Co. Ltd. Class A	5,579	20,885
XPeng, Inc. Class A (a) (b)	1,000	6,817
Yadea Group Holdings Ltd. (d)	25,130	44,711
Yankuang Energy Group Co. Ltd. Class H (b)	13,000	18,377
Yealink Network Technology Corp. Ltd. Class A	3,370	20,359
Yonyou Network Technology Co. Ltd. Class A (a)	2,700	4,437
Yum China Holdings, Inc.	888	39,978
Yunnan Baiyao Group Co. Ltd. Class A	1,640	14,294
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	22,161
Zhejiang Dahua Technology Co. Ltd. Class A	2,100	5,167
Zhejiang Expressway Co. Ltd. Class H	21,320	14,932
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	5,554
Zhejiang Supor Co. Ltd. Class A	1,000	8,362
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,300	2,779
Zhejiang Zheneng Electric Power Co. Ltd. Class A	23,800	22,886
Zhongji Innolight Co. Ltd. Class A	1,960	43,369
Zhongsheng Group Holdings Ltd.	4,500	8,354
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,600	6,324

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class A	7,000	$18,144
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,947	2,109
ZTE Corp. Class A	8,400	37,387
ZTE Corp. Class H	3,480	9,005
ZTO Express Cayman, Inc.	265	6,683
		11,924,968
COLOMBIA — 0.1%
Bancolombia SA	631	5,478
Bancolombia SA ADR	226	7,092
Bancolombia SA Preference Shares	2,403	19,102
Interconexion Electrica SA ESP	1,202	4,919
		36,591
CZECH REPUBLIC — 0.1%
CEZ AS	1,001	39,010
Moneta Money Bank AS (d)	2,320	11,418
		50,428
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	38,049	66,566
Commercial International Bank - Egypt (CIB) GDR	19,313	32,793
Eastern Co. SAE	21,933	11,807
Talaat Moustafa Group	7,692	10,145
		121,311
GREECE — 0.7%
Alpha Services & Holdings SA	10,499	18,256
Eurobank Ergasias Services & Holdings SA Class A	10,141	23,292
FF Group (a) (e)	491	—
Hellenic Telecommunications Organization SA	7,245	125,249
Jumbo SA	2,554	73,255
National Bank of Greece SA	2,294	19,652
OPAP SA	2,957	52,671
Piraeus Financial Holdings SA	3,822	16,320
		328,695
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (a) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (e)	1,072,393	—
Orient Overseas International Ltd.	1,500	21,319
Sino Biopharmaceutical Ltd.	42,000	20,169
		41,488
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	3,664	27,471
OTP Bank Nyrt	660	34,609
Richter Gedeon Nyrt	832	25,695
		87,775
Security Description	Shares	Value
INDIA — 24.1%
ABB India Ltd.	994	$95,544
Adani Ports & Special Economic Zone Ltd.	759	13,117
Adani Power Ltd. (a)	9,431	73,843
Ambuja Cements Ltd.	775	5,850
APL Apollo Tubes Ltd.	2,107	39,830
Apollo Hospitals Enterprise Ltd.	471	40,462
Asian Paints Ltd.	8,514	338,228
Astral Ltd.	1,687	40,052
Aurobindo Pharma Ltd.	1,302	22,695
Avenue Supermarts Ltd. (a) (d)	343	20,859
Axis Bank Ltd.	3,988	58,639
Bajaj Auto Ltd.	2,066	304,372
Bajaj Finance Ltd.	168	15,443
Bajaj Finserv Ltd.	484	11,397
Balkrishna Industries Ltd.	562	20,455
Bank of Baroda	5,291	15,645
Bharat Electronics Ltd.	51,050	173,677
Bharat Petroleum Corp. Ltd.	22,856	100,900
Bharti Airtel Ltd.	16,149	329,440
Bosch Ltd.	50	22,481
Britannia Industries Ltd.	2,811	212,605
CG Power & Industrial Solutions Ltd.	10,810	97,914
Cipla Ltd.	6,292	124,194
Coal India Ltd.	28,748	175,007
Colgate-Palmolive India Ltd.	4,071	184,820
Cummins India Ltd.	1,858	84,386
Dabur India Ltd.	20,964	156,402
Divi's Laboratories Ltd.	781	50,730
Dr. Reddy's Laboratories Ltd.	1,900	153,077
Dr. Reddy's Laboratories Ltd. ADR	1,139	90,494
Eicher Motors Ltd.	2,187	131,172
GAIL India Ltd. GDR	1,070	17,976
Godrej Consumer Products Ltd.	738	12,271
Grasim Industries Ltd.	716	23,885
Havells India Ltd.	3,462	83,157
HCL Technologies Ltd.	23,738	508,773
HDFC Asset Management Co. Ltd. (d)	1,435	73,621
HDFC Bank Ltd.	5,961	123,205
HDFC Life Insurance Co. Ltd. (d)	1,749	14,985
Hero MotoCorp Ltd.	2,199	149,897
Hindalco Industries Ltd.	3,475	31,357
Hindustan Aeronautics Ltd.	2,938	154,984
Hindustan Petroleum Corp. Ltd.	6,537	34,366
Hindustan Unilever Ltd.	15,308	540,394
ICICI Bank Ltd.	4,738	71,974
ICICI Bank Ltd. ADR	2,325	69,401
ICICI Lombard General Insurance Co. Ltd. (d)	3,173	82,330
Indian Hotels Co. Ltd.	5,489	44,848
Indian Oil Corp. Ltd.	16,133	34,682
Indian Railway Catering & Tourism Corp. Ltd.	3,765	41,718

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
IndusInd Bank Ltd.	748	$12,921
Infosys Ltd.	30,889	691,343
Infosys Ltd. ADR (b)	23,802	530,070
ITC Ltd.	49,977	309,012
Jio Financial Services Ltd. (a)	6,754	28,257
JSW Steel Ltd.	1,830	22,494
Jubilant Foodworks Ltd.	2,290	18,634
Kotak Mahindra Bank Ltd.	3,967	87,763
Larsen & Toubro Ltd.	26	1,140
Larsen & Toubro Ltd. GDR	714	31,702
LTIMindtree Ltd. (d)	2,266	168,848
Lupin Ltd.	3,249	84,950
Mahindra & Mahindra Ltd.	69	2,548
Mahindra & Mahindra Ltd. GDR	961	35,173
Mankind Pharma Ltd. (a)	1,120	33,689
Marico Ltd.	21,237	176,229
Maruti Suzuki India Ltd.	785	124,006
Max Healthcare Institute Ltd.	4,805	56,521
Mphasis Ltd.	1,499	53,849
MRF Ltd.	65	107,437
Nestle India Ltd.	8,595	275,892
NMDC Ltd.	11,716	34,240
NTPC Ltd.	8,754	46,297
Oil & Natural Gas Corp. Ltd.	12,890	45,776
Page Industries Ltd.	221	113,147
Persistent Systems Ltd.	2,489	161,884
Petronet LNG Ltd.	12,800	52,169
PI Industries Ltd.	1,458	81,002
Pidilite Industries Ltd.	4,690	188,011
Polycab India Ltd.	712	59,093
Power Finance Corp. Ltd.	4,006	23,331
Power Grid Corp. of India Ltd.	10,650	44,842
REC Ltd.	2,413	15,966
Reliance Industries Ltd.	2,374	83,660
Reliance Industries Ltd. GDR (d)	1,646	114,562
SBI Life Insurance Co. Ltd. (d)	354	7,790
Shree Cement Ltd.	18	5,651
Shriram Finance Ltd.	246	10,500
Siemens Ltd.	603	52,168
Solar Industries India Ltd.	396	54,484
Sona Blw Precision Forgings Ltd. (d)	5,101	45,251
SRF Ltd.	534	15,917
State Bank of India	1,469	13,812
State Bank of India GDR	380	35,378
Sun Pharmaceutical Industries Ltd.	6,377	146,616
Supreme Industries Ltd.	840	53,343
Tata Consultancy Services Ltd.	20,695	1,054,120
Tata Elxsi Ltd.	1,316	121,303
Tata Motors Ltd.	2,970	34,543
Tata Power Co. Ltd.	1,943	11,189
Tata Steel Ltd.	11,582	23,295
Tata Steel Ltd. GDR	859	17,051
Tech Mahindra Ltd.	4,875	91,751
Titan Co. Ltd.	6,514	297,241
Security Description	Shares	Value
Torrent Pharmaceuticals Ltd.	2,988	$121,107
Trent Ltd.	1,201	108,556
Tube Investments of India Ltd.	530	27,423
TVS Motor Co. Ltd.	632	21,417
UltraTech Cement Ltd.	109	15,351
UPL Ltd.	1,374	10,053
Varun Beverages Ltd.	16,415	118,762
Vedanta Ltd.	3,143	19,227
Wipro Ltd.	18,119	117,069
Yes Bank Ltd. (a)	34,627	9,289
		11,893,669
INDONESIA — 2.3%
Adaro Energy Indonesia Tbk. PT	161,700	40,692
Astra International Tbk. PT	117,700	39,259
Bank Central Asia Tbk. PT	1,024,925	698,966
Bank Mandiri Persero Tbk. PT	87,100	39,839
Bank Negara Indonesia Persero Tbk. PT	27,100	9,576
Bank Rakyat Indonesia Persero Tbk. PT	115,349	37,713
Chandra Asri Pacific Tbk. PT	17,500	9,796
Charoen Pokphand Indonesia Tbk. PT	16,000	4,967
GoTo Gojek Tokopedia Tbk. PT (a)	1,308,500	5,704
Indah Kiat Pulp & Paper Tbk. PT	10,800	6,170
Indofood Sukses Makmur Tbk. PT	22,200	10,338
Sumber Alfaria Trijaya Tbk. PT	480,100	100,206
Telkom Indonesia Persero Tbk. PT	419,675	82,882
Unilever Indonesia Tbk. PT	150,800	22,013
United Tractors Tbk. PT	26,300	47,163
		1,155,284
KUWAIT — 0.9%
Kuwait Finance House KSCP	56,929	133,534
Mobile Telecommunications Co. KSCP	52,371	81,495
National Bank of Kuwait SAKP	86,145	249,192
		464,221
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	689	19,145
MALAYSIA — 2.2%
AMMB Holdings Bhd.	13,200	16,006
CELCOMDIGI Bhd.	41,500	37,439
CIMB Group Holdings Bhd.	12,632	24,660
Gamuda Bhd.	8,213	16,093
Genting Bhd.	9,700	9,951
Genting Malaysia Bhd.	8,500	4,988
Hong Leong Bank Bhd.	17,220	90,036
IHH Healthcare Bhd.	69,400	120,505
IOI Corp. Bhd.	9,900	9,027
Kuala Lumpur Kepong Bhd.	1,403	6,989
Malayan Banking Bhd.	83,840	213,082
Malaysia Airports Holdings Bhd.	23,107	58,615

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Maxis Bhd.	12,900	$12,357
MISC Bhd.	13,300	25,158
Mr. DIY Group M Bhd. (d)	110,750	56,939
Nestle Malaysia Bhd.	4,000	100,885
Petronas Chemicals Group Bhd.	9,600	13,131
Petronas Dagangan Bhd.	4,000	17,325
PPB Group Bhd.	10,660	37,382
Public Bank Bhd.	50,255	55,575
QL Resources Bhd.	31,800	36,092
SD Guthrie Bhd.	4,767	5,538
Sime Darby Bhd.	11,527	6,877
Telekom Malaysia Bhd.	16,059	26,171
Tenaga Nasional Bhd.	25,900	90,699
		1,091,520
MEXICO — 1.7%
Alfa SAB de CV Class A	37,995	31,226
America Movil SAB de CV	90,354	74,442
Arca Continental SAB de CV	355	3,334
Cemex SAB de CV (b)	54,856	33,750
Coca-Cola Femsa SAB de CV	649	5,771
Fibra Uno Administracion SA de CV REIT	11,954	13,977
Fomento Economico Mexicano SAB de CV	2,689	26,662
Gruma SAB de CV Class B	288	5,372
Grupo Aeroportuario del Centro Norte SAB de CV	4,555	38,660
Grupo Aeroportuario del Pacifico SAB de CV Class B	84	1,465
Grupo Aeroportuario del Sureste SAB de CV Class B	2,257	64,176
Grupo Bimbo SAB de CV (b)	8,296	28,678
Grupo Carso SAB de CV (b)	782	4,863
Grupo Financiero Banorte SAB de CV Class O	5,425	38,608
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	3,627	8,252
Grupo Mexico SAB de CV	6,272	35,123
Industrias Penoles SAB de CV (a) (b)	492	6,560
Kimberly-Clark de Mexico SAB de CV Class A	1,707	2,773
Orbia Advance Corp. SAB de CV (b)	1,885	1,915
Promotora y Operadora de Infraestructura SAB de CV	190	1,796
Southern Copper Corp.	1,206	139,498
Wal-Mart de Mexico SAB de CV	93,731	282,934
		849,835
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	3,776	52,260
Credicorp Ltd.	614	111,115
		163,375
Security Description	Shares	Value
PHILIPPINES — 0.9%
Ayala Corp.	510	$6,111
Ayala Land, Inc.	5,600	3,658
Bank of the Philippine Islands	38,477	92,764
BDO Unibank, Inc.	22,416	63,203
International Container Terminal Services, Inc.	14,300	103,095
JG Summit Holdings, Inc.	7,614	3,777
Jollibee Foods Corp.	10,270	49,226
Manila Electric Co.	9,480	74,132
Metropolitan Bank & Trust Co.	16,116	22,605
PLDT, Inc.	416	11,061
SM Investments Corp.	755	12,880
SM Prime Holdings, Inc.	11,100	6,398
		448,910
POLAND — 0.6%
Bank Polska Kasa Opieki SA	209	8,003
Budimex SA	233	36,289
CD Projekt SA	103	4,676
Dino Polska SA (a) (d)	754	68,928
KGHM Polska Miedz SA	447	18,567
LPP SA	2	8,232
ORLEN SA	4,603	67,036
PGE Polska Grupa Energetyczna SA (a)	6,957	13,057
Powszechna Kasa Oszczednosci Bank Polski SA	1,825	26,631
Powszechny Zaklad Ubezpieczen SA	1,458	15,993
Santander Bank Polska SA	105	12,434
		279,846
QATAR — 1.1%
Barwa Real Estate Co.	4,450	3,487
Commercial Bank PSQC	10,986	13,276
Dukhan Bank	21,870	23,185
Industries Qatar QSC	6,071	21,743
Masraf Al Rayan QSC	58,267	39,528
Ooredoo QPSC	25,303	81,448
Qatar Electricity & Water Co. QSC	16,142	70,003
Qatar Fuel QSC	18,785	78,679
Qatar Gas Transport Co. Ltd.	12,593	15,045
Qatar Islamic Bank QPSC	8,128	47,661
Qatar National Bank QPSC	34,547	160,827
		554,882
ROMANIA — 0.0% (f)
NEPI Rockcastle NV (b)	817	6,917
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Inter RAO UES PJSC (e)	435,055	—
LUKOIL PJSC (e)	3,065	—
Moscow Exchange MICEX-RTS PJSC (e)	5,004	—
Novolipetsk Steel PJSC (e)	6,756	—
PhosAgro PJSC GDR (a) (e)	401	—

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Polyus PJSC (a) (e)	81	$—
Polyus PJSC GDR (a) (e)	1,392	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (e)	57,120	—
Severstal PAO GDR (a) (e)	5,724	—
Surgutneftegas PJSC ADR (a) (e)	34,802	—
VTB Bank PJSC (a) (e)	6,467	—
		—
SAUDI ARABIA — 5.5%
ACWA Power Co.	272	35,862
Advanced Petrochemical Co. (a)	2,983	30,853
Al Rajhi Bank	7,706	179,123
Alinma Bank	5,553	42,187
Almarai Co. JSC	2,267	33,358
Arab National Bank	2,922	14,877
Arabian Internet & Communications Services Co.	1,389	104,414
Bank AlBilad	1,575	16,542
Bank Al-Jazira (a)	2,208	10,100
Banque Saudi Fransi	2,016	17,304
Bupa Arabia for Cooperative Insurance Co.	2,063	113,945
Co. for Cooperative Insurance	1,251	49,221
Dallah Healthcare Co.	353	15,150
Dar Al Arkan Real Estate Development Co. (a)	10,505	43,684
Dr. Sulaiman Al Habib Medical Services Group Co.	1,727	136,543
Elm Co.	713	221,118
Etihad Etisalat Co.	10,086	138,194
Jarir Marketing Co.	35,883	125,687
Mobile Telecommunications Co. Saudi Arabia	20,508	59,916
Mouwasat Medical Services Co.	1,349	35,924
Nahdi Medical Co.	759	26,626
Riyad Bank	3,634	24,140
SABIC Agri-Nutrients Co.	6,022	190,706
Sahara International Petrochemical Co.	597	4,671
SAL Saudi Logistics Services	331	25,835
Saudi Arabian Mining Co. (a)	1,030	13,399
Saudi Arabian Oil Co. (d)	56,364	407,172
Saudi Awwal Bank	2,363	21,826
Saudi Basic Industries Corp.	5,734	114,484
Saudi Electricity Co.	13,000	57,733
Saudi Kayan Petrochemical Co. (a)	1,122	2,512
Saudi National Bank	8,791	80,378
Saudi Tadawul Group Holding Co.	45	2,721
Saudi Telecom Co.	23,038	268,369
Savola Group (a)	552	3,973
Yanbu National Petrochemical Co.	1,894	21,558
		2,690,105
SOUTH AFRICA — 2.0%
Absa Group Ltd.	4,169	42,444
Security Description	Shares	Value
Anglo American Platinum Ltd.	328	$11,808
Aspen Pharmacare Holdings Ltd. (b)	920	10,411
Bid Corp. Ltd. (b)	654	16,803
Bidvest Group Ltd. (b)	1,062	18,044
Capitec Bank Holdings Ltd.	1,220	215,540
Clicks Group Ltd.	3,878	89,334
Discovery Ltd.	815	8,125
Exxaro Resources Ltd. (b)	4,360	43,533
FirstRand Ltd.	10,893	52,504
Gold Fields Ltd.	1,218	19,001
Harmony Gold Mining Co. Ltd.	915	9,459
Impala Platinum Holdings Ltd. (a) (b)	5,209	29,248
Kumba Iron Ore Ltd.	1,256	29,227
MTN Group Ltd.	5,966	31,792
Naspers Ltd. Class N	295	71,812
Nedbank Group Ltd. (b)	1,587	27,533
Northam Platinum Holdings Ltd. (b)	1,401	8,865
Old Mutual Ltd. (b)	22,413	17,819
OUTsurance Group Ltd.	6,786	22,856
Remgro Ltd.	1,524	13,914
Sanlam Ltd.	4,730	24,154
Sasol Ltd.	4,400	29,631
Shoprite Holdings Ltd. (b)	1,240	21,283
Sibanye Stillwater Ltd. (a)	18,126	18,775
Standard Bank Group Ltd.	3,933	55,312
Vodacom Group Ltd.	1,302	8,271
Woolworths Holdings Ltd. (b)	9,332	36,884
		984,382
SOUTH KOREA — 7.6%
Amorepacific Corp.	51	5,760
Celltrion, Inc.	245	36,609
CJ CheilJedang Corp.	68	15,808
Coway Co. Ltd.	751	38,305
DB Insurance Co. Ltd.	357	30,658
Doosan Bobcat, Inc.	112	3,477
Doosan Enerbility Co. Ltd. (a)	372	5,095
GS Holdings Corp.	415	13,503
Hana Financial Group, Inc.	2,149	96,629
Hankook Tire & Technology Co. Ltd.	360	11,411
Hanmi Semiconductor Co. Ltd.	674	55,819
Hanwha Aerospace Co. Ltd.	61	13,854
Hanwha Industrial Solutions Co. Ltd. (a)	68	1,727
Hanwha Solutions Corp.	354	6,998
HD Hyundai Co. Ltd.	263	15,385
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	137	19,664
HMM Co. Ltd.	2,509	35,552
Hyundai Engineering & Construction Co. Ltd.	395	9,213
Hyundai Glovis Co. Ltd.	156	14,566
Hyundai Mobis Co. Ltd.	369	61,373

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hyundai Motor Co.	704	$131,357
Hyundai Motor Co. GDR	190	11,704
Hyundai Motor Co. Preference Shares	288	38,629
Hyundai Steel Co.	1,160	24,749
Industrial Bank of Korea	2,355	25,158
Kakao Corp.	310	8,570
KB Financial Group, Inc.	658	40,707
KB Financial Group, Inc. ADR (b)	1,579	97,503
Kia Corp.	1,182	90,297
Korea Aerospace Industries Ltd.	130	5,179
Korea Electric Power Corp.	2,548	40,041
Korea Electric Power Corp. ADR (a)	3,565	27,664
Korea Investment Holdings Co. Ltd.	440	24,697
Korea Zinc Co. Ltd.	10	5,261
Korean Air Lines Co. Ltd.	486	8,381
Krafton, Inc. (a)	62	16,238
KT Corp.	1,178	36,213
KT&G Corp.	1,801	149,980
Kumho Petrochemical Co. Ltd.	88	10,626
LG Chem Ltd.	188	51,252
LG Corp.	416	25,163
LG Display Co. Ltd. (a)	1,595	13,343
LG Display Co. Ltd. ADR (a)	1,925	7,796
LG Electronics, Inc.	656	52,321
LG Energy Solution Ltd. (a)	59	18,701
LG H&H Co. Ltd.	45	13,042
LG Innotek Co. Ltd.	121	20,171
LG Uplus Corp.	4,746	35,603
Lotte Chemical Corp.	129	10,013
Meritz Financial Group, Inc.	248	18,415
Mirae Asset Securities Co. Ltd.	2,433	15,666
NAVER Corp.	220	28,499
NCSoft Corp.	53	7,741
Orion Corp.	587	43,766
POSCO Holdings, Inc.	195	57,410
POSCO Holdings, Inc. ADR	795	55,642
Posco International Corp.	70	3,056
Samsung Biologics Co. Ltd. (a) (d)	179	133,733
Samsung C&T Corp.	596	62,804
Samsung E&A Co. Ltd. (a)	2,460	41,386
Samsung Electro-Mechanics Co. Ltd.	371	37,591
Samsung Electronics Co. Ltd.	12,727	598,540
Samsung Electronics Co. Ltd. Preference Shares	4,205	163,672
Samsung Fire & Marine Insurance Co. Ltd.	158	41,623
Samsung Heavy Industries Co. Ltd. (a)	1,767	13,553
Samsung Life Insurance Co. Ltd.	361	25,728
Samsung SDI Co. Ltd.	111	32,128
Samsung SDS Co. Ltd.	968	114,514
Shinhan Financial Group Co. Ltd.	326	13,836
Security Description	Shares	Value
Shinhan Financial Group Co. Ltd. ADR (b)	2,810	$119,060
SK Bioscience Co. Ltd. (a)	68	2,881
SK Hynix, Inc.	1,387	185,188
SK Innovation Co. Ltd. (a)	514	46,027
SK Square Co. Ltd. (a)	317	19,587
SK Telecom Co. Ltd.	2,135	91,264
SK, Inc.	619	72,517
S-Oil Corp.	165	7,722
Woori Financial Group, Inc.	4,507	53,421
Yuhan Corp.	839	91,490
		3,730,225
TAIWAN — 14.6%
Accton Technology Corp.	10,000	168,107
Acer, Inc.	11,258	14,514
Advantech Co. Ltd.	14,220	144,462
Alchip Technologies Ltd.	1,000	62,408
ASE Technology Holding Co. Ltd.	10,124	48,306
Asia Cement Corp.	10,200	15,390
Asia Vital Components Co. Ltd.	4,000	74,574
Asustek Computer, Inc.	4,000	69,897
AUO Corp.	24,600	13,254
Catcher Technology Co. Ltd.	17,000	127,044
Cathay Financial Holding Co. Ltd.	35,179	73,923
Chailease Holding Co. Ltd.	1,898	9,806
Chang Hwa Commercial Bank Ltd.	14,263	8,067
Cheng Shin Rubber Industry Co. Ltd.	6,000	9,821
China Steel Corp.	47,440	34,703
Chunghwa Telecom Co. Ltd.	62,540	248,014
Compal Electronics, Inc.	88,000	92,598
CTBC Financial Holding Co. Ltd.	43,900	47,720
Delta Electronics, Inc.	3,623	43,561
E Ink Holdings, Inc.	1,000	9,259
E.Sun Financial Holding Co. Ltd.	108,841	96,472
Eclat Textile Co. Ltd.	2,379	40,970
eMemory Technology, Inc.	1,000	83,106
Evergreen Marine Corp. Taiwan Ltd.	7,626	48,436
Far Eastern New Century Corp.	8,560	10,387
Far EasTone Telecommunications Co. Ltd.	68,449	196,177
Feng TAY Enterprise Co. Ltd.	8,037	39,618
First Financial Holding Co. Ltd.	201,348	174,330
Formosa Chemicals & Fibre Corp.	10,000	13,730
Formosa Plastics Corp.	17,000	28,739
Fortune Electric Co. Ltd.	2,200	43,727
Fubon Financial Holding Co. Ltd.	20,688	59,096
Gigabyte Technology Co. Ltd.	1,000	8,168
Global Unichip Corp.	2,000	69,518
Globalwafers Co. Ltd.	4,000	57,510
Hon Hai Precision Industry Co. Ltd.	53,730	318,341
Hua Nan Financial Holdings Co. Ltd.	132,427	107,543

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Innolux Corp.	52,857	$26,974
Inventec Corp.	6,000	8,172
KGI Financial Holding Co. Ltd.	66,300	34,568
Lite-On Technology Corp.	4,952	15,570
MediaTek, Inc.	20,877	775,140
Mega Financial Holding Co. Ltd.	74,385	92,375
Micro-Star International Co. Ltd.	3,000	16,495
Nan Ya Plastics Corp.	12,000	17,443
Nanya Technology Corp. (a)	3,000	4,489
Nien Made Enterprise Co. Ltd.	3,000	48,347
Novatek Microelectronics Corp.	10,000	163,683
Pegatron Corp.	16,000	52,075
PharmaEssentia Corp. (a)	1,000	20,097
Pou Chen Corp.	25,000	28,558
President Chain Store Corp.	20,000	186,434
Quanta Computer, Inc.	6,000	50,053
Realtek Semiconductor Corp.	7,000	104,182
Ruentex Development Co. Ltd.	5,968	9,231
Shanghai Commercial & Savings Bank Ltd.	13,295	16,216
Shin Kong Financial Holding Co. Ltd. (a)	85,977	32,737
SinoPac Financial Holdings Co. Ltd.	43,692	33,480
Synnex Technology International Corp.	26,900	61,626
Taishin Financial Holding Co. Ltd.	20,549	11,948
Taiwan Business Bank	66,302	33,417
Taiwan Cooperative Financial Holding Co. Ltd.	211,074	172,746
Taiwan High Speed Rail Corp.	39,000	36,478
Taiwan Mobile Co. Ltd.	68,542	249,074
Taiwan Semiconductor Manufacturing Co. Ltd.	53,495	1,617,705
TCC Group Holdings Co. Ltd.	28,019	29,926
Unimicron Technology Corp.	3,000	13,651
Uni-President Enterprises Corp.	38,164	105,159
United Microelectronics Corp.	33,000	56,101
Vanguard International Semiconductor Corp.	3,000	9,811
Voltronic Power Technology Corp.	1,000	63,988
Walsin Lihwa Corp.	13,000	14,378
Wan Hai Lines Ltd.	5,100	15,793
Winbond Electronics Corp. (a)	3,311	2,234
Wistron Corp.	7,000	22,341
Wiwynn Corp.	1,000	54,192
WPG Holdings Ltd.	36,280	85,981
Yageo Corp.	1,138	22,403
Yang Ming Marine Transport Corp.	12,000	26,164
Yuanta Financial Holding Co. Ltd.	30,738	30,790
Zhen Ding Technology Holding Ltd.	3,000	10,759
		7,194,280
THAILAND — 2.7%
Advanced Info Service PCL	31,722	256,319
Security Description	Shares	Value
Airports of Thailand PCL	41,600	$82,741
Airports of Thailand PCL NVDR	54,770	108,936
Bangkok Dusit Medical Services PCL Class F	92,392	86,140
Bangkok Expressway & Metro PCL	85,780	21,728
Bumrungrad Hospital PCL	18,764	156,865
Central Retail Corp. PCL	23,334	22,480
Central Retail Corp. PCL NVDR	5,563	5,359
Charoen Pokphand Foods PCL	16,386	12,222
CP ALL PCL	15,461	31,472
Delta Electronics Thailand PCL	46,200	153,629
Home Product Center PCL	82,374	26,624
Intouch Holdings PCL	55,902	160,700
Kasikornbank PCL	4,000	18,646
Krung Thai Bank PCL	25,568	16,369
Minor International PCL	885	777
Minor International PCL NVDR	2,661	2,336
PTT Exploration & Production PCL	1,828	7,442
PTT Global Chemical PCL	11,662	10,873
PTT Oil & Retail Business PCL	47,100	25,762
PTT PCL	37,560	39,687
SCB X PCL	3,075	10,416
Siam Cement PCL	3,724	27,892
Siam Cement PCL NVDR	1,200	8,988
Thai Oil PCL	6,279	10,001
True Corp. PCL (a)	17,465	6,079
		1,310,483
TURKEY — 0.9%
Akbank TAS	10,575	19,054
Aselsan Elektronik Sanayi Ve Ticaret AS	18,897	32,750
BIM Birlesik Magazalar AS	7,831	113,672
Coca-Cola Icecek AS	18,788	31,325
Eregli Demir ve Celik Fabrikalari TAS	4,120	6,447
Ford Otomotiv Sanayi AS	1,011	27,148
Haci Omer Sabanci Holding AS	7,019	19,987
KOC Holding AS	2,693	14,825
Pegasus Hava Tasimaciligi AS (a)	1,477	10,339
Sasa Polyester Sanayi AS (a)	48,288	6,074
Tofas Turk Otomobil Fabrikasi AS	1,762	11,107
Turk Hava Yollari AO (a)	6,613	55,129
Turkcell Iletisim Hizmetleri AS	9,692	26,989
Turkiye Is Bankasi AS Class C	32,858	13,513
Turkiye Petrol Rafinerileri AS	3,391	15,394
Turkiye Sise ve Cam Fabrikalari AS	15,834	19,962
Yapi ve Kredi Bankasi AS	19,758	17,870
		441,585
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Commercial Bank PJSC	10,972	25,152
Abu Dhabi Islamic Bank PJSC	19,609	67,908

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Abu Dhabi National Oil Co. for Distribution PJSC	165,485	$162,647
Aldar Properties PJSC	30,273	61,980
Americana Restaurants International PLC - Foreign Co.	84,995	61,322
Dubai Islamic Bank PJSC	87,906	150,778
Emaar Properties PJSC	19,564	46,447
Emirates NBD Bank PJSC	17,672	97,670
Emirates Telecommunications Group Co. PJSC	18,358	92,465
First Abu Dhabi Bank PJSC	36,026	134,766
Multiply Group PJSC (a)	49,022	31,498
		932,633
UNITED KINGDOM — 0.0% (f)
Anglogold Ashanti PLC	599	15,954
UNITED STATES — 0.1%
JBS SA	7,168	41,633
Legend Biotech Corp. ADR (a) (b)	624	30,407
		72,040
TOTAL COMMON STOCKS (Cost $39,581,221)		49,550,225

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	235,338	235,338
State Street Navigator Securities Lending Portfolio II (i) (j)	968,632	968,632
TOTAL SHORT-TERM INVESTMENTS (Cost $1,203,970)		1,203,970
TOTAL INVESTMENTS — 102.9% (Cost $40,785,191)		50,754,195
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(1,412,643)
NET ASSETS — 100.0%		$49,341,552

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$48,361,252	$1,188,973	$0(a)	$49,550,225
Short-Term Investments	1,203,970	—	—	1,203,970
TOTAL INVESTMENTS	$49,565,222	$1,188,973	$0	$50,754,195
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	21.7%
Financials	21.5
Consumer Staples	10.6
Consumer Discretionary	10.6
Communication Services	8.0
Industrials	7.2
Materials	6.9
Energy	5.1
Health Care	5.1
Utilities	3.0
Real Estate	0.7
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	134,554	$134,581	$3,521,237	$3,655,716	$(102)	$—	—	$—	$5,844
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	262,114	26,776	—	—	235,338	235,338	344
State Street Navigator Securities Lending Portfolio II	710,915	710,915	8,083,308	7,825,591	—	—	968,632	968,632	3,188
Total		$845,496	$11,866,659	$11,508,083	$(102)	$—		$1,203,970	$9,376
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 65.8%
AUSTRALIA — 0.0% (a)
Frontier Digital Ventures Ltd. (b)	4,616	$1,313
BRAZIL — 6.6%
Allos SA	300	1,204
Alupar Investimento SA	200	1,122
Ambev SA	3,000	7,206
Ambipar Participacoes e Empreendimentos SA (b)	100	2,516
Atacadao SA (b)	600	1,019
Auren Energia SA	500	960
Azzas 2154 SA	100	774
B3 SA - Brasil Bolsa Balcao	4,200	8,260
Banco Bradesco SA	500	1,202
Banco Bradesco SA Preference Shares	4,000	10,797
Banco BTG Pactual SA	900	5,498
Banco do Brasil SA	1,800	8,984
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	500	1,062
Banco Pan SA Preference Shares	600	1,107
Banco Santander Brasil SA	300	1,564
BB Seguridade Participacoes SA	300	1,956
Bradespar SA Preference Shares	300	1,114
Braskem SA Class A, Preference Shares (b)	300	1,098
Brava Energia	300	971
BRF SA (b)	700	3,040
Caixa Seguridade Participacoes SA	400	1,069
CCR SA	700	1,555
Centrais Eletricas Brasileiras SA	800	5,781
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	400	6,640
Cia de Saneamento de Minas Gerais Copasa MG	300	1,269
Cia De Sanena Do Parana	200	1,083
Cia Energetica de Minas Gerais	400	1,071
Cia Energetica de Minas Gerais Preference Shares	1,300	2,721
Cia Paranaense de Energia - Copel	800	1,350
Cia Paranaense de Energia - Copel Class B, Preference Shares	700	1,310
Cia Siderurgica Nacional SA	500	1,183
Cosan SA	1,000	2,402
Cury Construtora e Incorporadora SA	200	821
Cyrela Brazil Realty SA Empreendimentos e Participacoes	300	1,130
Dexco SA	700	1,099
Direcional Engenharia SA	200	1,111
Embraer SA (b)	500	4,404
Energisa SA	300	2,467
Eneva SA (b)	1,000	2,565
Engie Brasil Energia SA	200	1,559
Security Description	Shares	Value
Equatorial Energia SA	700	$4,178
Fleury SA	400	1,133
Gerdau SA Preference Shares	1,100	3,858
GPS Participacoes e Empreendimentos SA (c)	400	1,369
Grupo Mateus SA	700	952
Hapvida Participacoes e Investimentos SA (b) (c)	3,700	2,718
Hypera SA	300	1,445
Iguatemi SA	300	1,161
Inter & Co., Inc. BDR	148	992
Itau Unibanco Holding SA	200	1,154
Itau Unibanco Holding SA Preference Shares	3,400	22,545
Itausa SA Preference Shares	3,900	7,928
Klabin SA	700	2,685
Localiza Rent a Car SA	700	5,270
Lojas Renner SA	800	2,653
M Dias Branco SA	200	936
Magazine Luiza SA (b)	400	712
Marcopolo SA Preference Shares	800	1,168
Marfrig Global Foods SA (b)	400	1,002
Metalurgica Gerdau SA Preference Shares	600	1,203
Multiplan Empreendimentos Imobiliarios SA	200	942
Natura & Co. Holding SA	700	1,806
Neoenergia SA	300	1,080
NU Holdings Ltd. Class A (b)	1,900	25,935
Pagseguro Digital Ltd. Class A (b)	200	1,722
Petroleo Brasileiro SA	2,800	20,191
Petroleo Brasileiro SA Preference Shares	3,100	20,499
Petroreconcavo SA	300	976
Porto Seguro SA	200	1,339
PRIO SA	600	4,774
Raia Drogasil SA	800	3,745
Rede D'Or Sao Luiz SA (c)	800	4,544
Rumo SA	1,000	3,673
Santos Brasil Participacoes SA	600	1,626
Sao Martinho SA	200	963
Sendas Distribuidora SA (b)	1,100	1,509
SLC Agricola SA	300	1,003
Smartfit Escola de Ginastica e Danca SA	300	1,181
StoneCo Ltd. Class A (b)	200	2,252
Suzano SA	600	5,998
Telefonica Brasil SA	300	3,075
TIM SA	600	2,064
TOTVS SA	400	2,098
Ultrapar Participacoes SA	600	2,337
Unipar Carbocloro SA Class B, Preference Shares	100	856
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	900	1,031
Vale SA	2,700	31,488

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700	$850
Vibra Energia SA	900	3,867
Vivara Participacoes SA	200	989
VTEX Class A (b)	200	1,488
WEG SA	1,100	10,986
Wilson Sons SA	300	948
XP, Inc. BDR	274	4,904
		341,845
CAYMAN ISLANDS — 0.0% (a)
Patria Investments Ltd. Class A	100	1,117
CHILE — 0.7%
Aguas Andinas SA Class A	3,226	999
Banco de Chile	30,901	3,947
Banco de Credito e Inversiones SA	62	1,933
Banco Itau Chile SA	89	1,035
Banco Santander Chile	45,128	2,350
Cencosud SA	922	1,864
Cencosud Shopping SA	578	1,004
Cia Cervecerias Unidas SA	172	1,015
Cia Sud Americana de Vapores SA	14,286	875
Colbun SA	7,692	1,043
Embotelladora Andina SA Class B, Preference Shares	311	1,049
Empresas CMPC SA	861	1,500
Empresas Copec SA	272	1,824
Enel Americas SA	12,899	1,319
Enel Chile SA	20,038	1,105
Falabella SA (b)	598	2,218
Latam Airlines Group SA	138,950	1,790
Parque Arauco SA	592	1,044
Quinenco SA	286	997
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	109	4,529
Vina Concha y Toro SA	813	1,002
		34,442
COLOMBIA — 0.2%
Bancolombia SA	206	1,789
Bancolombia SA Preference Shares	349	2,774
Cementos Argos SA	461	828
Ecopetrol SA	3,564	1,605
Interconexion Electrica SA ESP	357	1,461
		8,457
CZECH REPUBLIC — 0.2%
CEZ AS	129	5,027
Komercni Banka AS	61	2,155
Moneta Money Bank AS (c)	406	1,998
		9,180
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	1,942	3,398
Eastern Co. SAE	2,128	1,146
EFG Holding SAE (b)	2,041	1,033
Security Description	Shares	Value
Talaat Moustafa Group	848	$1,118
		6,695
GREECE — 0.7%
Aegean Airlines SA	82	1,000
Alpha Services & Holdings SA	1,669	2,902
Eurobank Ergasias Services & Holdings SA Class A	1,935	4,444
GEK TERNA SA	51	1,005
Hellenic Telecommunications Organization SA	141	2,438
Jumbo SA	88	2,524
LAMDA Development SA (b)	128	1,070
Metlen Energy & Metals SA	79	3,120
Motor Oil Hellas Corinth Refineries SA	58	1,376
National Bank of Greece SA	432	3,701
OPAP SA	134	2,387
Optima bank SA	72	1,043
Piraeus Financial Holdings SA	800	3,416
Public Power Corp. SA	183	2,459
Star Bulk Carriers Corp.	100	2,369
Terna Energy SA	47	1,023
Tsakos Energy Navigation Ltd.	100	2,510
		38,787
HUNGARY — 0.3%
Magyar Telekom Telecommunications PLC	344	1,015
MOL Hungarian Oil & Gas PLC	320	2,399
OTP Bank Nyrt	168	8,809
Richter Gedeon Nyrt	97	2,996
		15,219
INDIA — 0.2%
MakeMyTrip Ltd. (b)	100	9,295
INDONESIA — 2.7%
Adaro Energy Indonesia Tbk. PT	10,500	2,642
AKR Corporindo Tbk. PT	10,000	1,024
Amman Mineral Internasional PT (b)	4,900	3,002
Aneka Tambang Tbk. PT	11,100	1,085
Astra International Tbk. PT	14,200	4,736
Bank Central Asia Tbk. PT	40,900	27,893
Bank Jago Tbk. PT (b)	5,600	1,128
Bank Mandiri Persero Tbk. PT	33,300	15,231
Bank Negara Indonesia Persero Tbk. PT	11,100	3,922
Bank Rakyat Indonesia Persero Tbk. PT	52,800	17,263
Bank Syariah Indonesia Tbk. PT	5,600	1,113
Bank Tabungan Negara Persero Tbk. PT	11,100	1,063
Barito Pacific Tbk. PT	20,800	1,443
Barito Renewables Energy Tbk. PT	12,100	5,275
Bukit Asam Tbk. PT	5,600	1,139
Bumi Resources Minerals Tbk. PT (b)	100,000	1,519

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bumi Resources Tbk. PT (b)	168,400	$1,357
Bumi Serpong Damai Tbk. PT (b)	12,500	983
Bumitama Agri Ltd.	1,800	1,053
Chandra Asri Pacific Tbk. PT	5,100	2,855
Charoen Pokphand Indonesia Tbk. PT	5,300	1,645
Ciputra Development Tbk. PT	12,500	1,098
Dayamitra Telekomunikasi PT	25,000	1,057
Elang Mahkota Teknologi Tbk. PT	34,200	935
GoTo Gojek Tokopedia Tbk. PT (b)	766,100	3,340
Gudang Garam Tbk. PT (b)	1,000	1,050
Indah Kiat Pulp & Paper Tbk. PT	2,000	1,143
Indo Tambangraya Megah Tbk. PT	600	1,049
Indocement Tunggal Prakarsa Tbk. PT	2,200	988
Indofood CBP Sukses Makmur Tbk. PT	1,600	1,303
Indofood Sukses Makmur Tbk. PT	200	93
Indosat Tbk. PT	1,700	1,230
Japfa Comfeed Indonesia Tbk. PT (b)	9,100	866
Jasa Marga Persero Tbk. PT	2,900	944
Kalbe Farma Tbk. PT	14,500	1,652
Mayora Indah Tbk. PT	5,900	1,107
Medikaloka Hermina Tbk. PT	12,500	1,259
Merdeka Copper Gold Tbk. PT (b)	8,400	1,509
Mitra Adiperkasa Tbk. PT	10,000	1,162
Mitra Keluarga Karyasehat Tbk. PT	5,300	1,110
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,100	1,047
Pacific Strategic Financial Tbk. PT (b)	14,300	978
Pakuwon Jati Tbk. PT	33,400	1,136
Pantai Indah Kapuk Dua Tbk. PT	2,300	1,751
Perusahaan Gas Negara Tbk. PT	10,000	948
Petrindo Jaya Kreasi Tbk. PT (b)	1,900	941
Sarana Menara Nusantara Tbk. PT	20,000	1,129
Semen Indonesia Persero Tbk. PT	3,900	976
Sumber Alfaria Trijaya Tbk. PT	13,100	2,734
Telkom Indonesia Persero Tbk. PT	34,700	6,853
Unilever Indonesia Tbk. PT	6,700	978
United Tractors Tbk. PT	1,100	1,973
XL Axiata Tbk. PT	7,200	1,089
		142,799
KUWAIT — 1.2%
A'ayan Leasing & Investment Co. KSCP	2,271	1,131
Agility Global PLC	5,516	1,832
Agility Public Warehousing Co. KSC	2,316	1,662
Al Mazaya Holding Co. KSCP (b)	4,634	1,093
Alimtiaz Investment Group KSC (b)	6,763	1,090
Arabi Group Holding KSC (b)	998	1,200
Arzan Financial Group for Financing & Investment KPSC	1,846	1,246
Combined Group Contracting Co. SAK	527	1,105
Commercial Real Estate Co. KSC	3,091	1,529
Security Description	Shares	Value
Gulf Bank KSCP	1,812	$1,799
Gulf Cables & Electrical Industries Group Co. KSCP	263	1,344
Integrated Holding Co. KCSC	663	1,116
Jazeera Airways Co. KSCP (b)	347	1,136
Kuwait Finance House KSCP	7,392	17,339
Kuwait International Bank KSCP	2,356	1,381
Kuwait Real Estate Co. KSC	1,719	1,357
Mezzan Holding Co. KSCC	413	1,222
National Bank of Kuwait SAKP	6,283	18,175
National Investments Co. KSCP	1,589	1,218
National Real Estate Co. KPSC (b)	4,685	1,120
Salhia Real Estate Co. KSCP	785	1,095
Warba Bank KSCP (b)	2,550	1,579
		61,769
MALAYSIA — 3.0%
Alliance Bank Malaysia Bhd.	1,200	1,295
AMMB Holdings Bhd.	1,800	2,183
Axiata Group Bhd.	2,600	1,589
Axis Real Estate Investment Trust	2,400	1,065
Bank Islam Malaysia Bhd.	1,700	1,113
Bursa Malaysia Bhd.	600	1,385
Carlsberg Brewery Malaysia Bhd. Class B	200	955
CELCOMDIGI Bhd.	2,700	2,436
Chin Hin Group Bhd. (b)	1,400	720
CIMB Group Holdings Bhd.	5,500	10,737
CTOS Digital Bhd.	3,400	1,006
D&O Green Technologies Bhd.	1,500	775
Dialog Group Bhd.	3,200	1,668
Fraser & Neave Holdings Bhd.	200	1,514
Frontken Corp. Bhd.	1,200	1,068
Gamuda Bhd.	2,200	4,311
Genting Bhd.	1,600	1,641
Genting Malaysia Bhd.	2,100	1,232
Genting Plantations Bhd.	800	1,017
Graphjet Technology (b)	600	1,794
Greatech Technology Bhd. (b)	2,000	1,028
HAP Seng Consolidated Bhd.	1,100	1,083
Hartalega Holdings Bhd.	1,700	1,150
Heineken Malaysia Bhd.	200	1,133
Hong Leong Bank Bhd.	500	2,614
Hong Leong Financial Group Bhd.	300	1,406
IGB Real Estate Investment Trust	2,200	1,136
IHH Healthcare Bhd.	1,800	3,126
IJM Corp. Bhd.	2,000	1,421
Inari Amertron Bhd.	2,500	1,758
IOI Corp. Bhd.	2,300	2,097
IOI Properties Group Bhd. (b)	2,200	1,131
Kossan Rubber Industries Bhd.	2,300	1,043
KPJ Healthcare Bhd.	2,300	1,182
Kuala Lumpur Kepong Bhd.	500	2,491
Mah Sing Group Bhd.	2,500	1,043
Malayan Banking Bhd.	5,200	13,216
Malaysia Airports Holdings Bhd.	900	2,283
Malaysian Pacific Industries Bhd.	100	645

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Maxis Bhd.	1,900	$1,820
MBSB Bhd.	5,300	983
Mega First Corp. Bhd.	1,000	1,067
MISC Bhd.	1,000	1,892
Mr. DIY Group M Bhd. (c)	3,100	1,594
My EG Services Bhd.	4,800	1,036
Nestle Malaysia Bhd.	100	2,522
Notion VTEC Bhd.	4,800	1,071
Pentamaster Corp. Bhd.	1,100	934
Petronas Chemicals Group Bhd.	2,200	3,009
Petronas Dagangan Bhd.	300	1,299
Petronas Gas Bhd.	700	3,056
PPB Group Bhd.	600	2,104
Press Metal Aluminium Holdings Bhd.	3,000	3,681
Public Bank Bhd.	11,200	12,386
QL Resources Bhd.	1,350	1,532
RHB Bank Bhd.	1,300	1,948
Scientex Bhd.	1,000	1,048
SD Guthrie Bhd.	2,900	3,369
Sime Darby Bhd.	2,400	1,432
Sime Darby Property Bhd.	3,100	1,105
SP Setia Bhd. Group	3,500	1,061
Sunway Bhd.	1,700	1,732
Sunway Real Estate Investment Trust	2,600	1,072
Syarikat Takaful Malaysia Keluarga Bhd.	1,200	1,135
Telekom Malaysia Bhd.	1,600	2,607
Tenaga Nasional Bhd.	2,000	7,004
TIME dotCom Bhd.	1,100	1,264
Top Glove Corp. Bhd. (b)	4,600	1,116
United Plantations Bhd.	200	1,270
ViTrox Corp. Bhd.	1,200	940
VS Industry Bhd.	4,200	1,003
Westports Holdings Bhd.	1,000	1,036
Yinson Holdings Bhd.	1,900	1,235
YTL Corp. Bhd.	3,900	2,374
YTL Power International Bhd.	2,000	1,775
		156,002
MEXICO — 2.9%
Alfa SAB de CV Class A	2,500	2,055
Alsea SAB de CV	400	1,105
America Movil SAB de CV	14,800	12,194
Arca Continental SAB de CV	300	2,818
Banco del Bajio SA (c)	700	1,643
Becle SAB de CV	600	950
Betterware de Mexico SAPI de CV	100	1,268
Bolsa Mexicana de Valores SAB de CV	700	1,135
Cemex SAB de CV	11,300	6,952
Coca-Cola Femsa SAB de CV	400	3,557
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	1,800	1,141
Corp. Inmobiliaria Vesta SAB de CV	600	1,627
Security Description	Shares	Value
El Puerto de Liverpool SAB de CV Class C1	200	$1,201
FIBRA Macquarie Mexico REIT (c)	700	1,124
Fibra Uno Administracion SA de CV REIT	2,000	2,339
Fomento Economico Mexicano SAB de CV	1,200	11,898
Genomma Lab Internacional SAB de CV Class B	1,100	1,269
Gentera SAB de CV	900	1,010
Gruma SAB de CV Class B	135	2,518
Grupo Aeroportuario del Centro Norte SAB de CV	200	1,697
Grupo Aeroportuario del Pacifico SAB de CV Class B	285	4,971
Grupo Aeroportuario del Sureste SAB de CV Class B	135	3,839
Grupo Bimbo SAB de CV	1,100	3,802
Grupo Carso SAB de CV	400	2,487
Grupo Comercial Chedraui SA de CV	200	1,510
Grupo Financiero Banorte SAB de CV Class O	1,900	13,522
Grupo Financiero Inbursa SAB de CV Class O (b)	1,400	3,185
Grupo Mexico SAB de CV	2,300	12,880
Grupo Televisa SAB	2,500	1,272
Industrias Penoles SAB de CV (b)	200	2,666
Kimberly-Clark de Mexico SAB de CV Class A	1,000	1,624
La Comer SAB de CV	600	1,204
Megacable Holdings SAB de CV	500	1,041
Operadora De Sites Mexicanos SAB de CV	1,200	947
Orbia Advance Corp. SAB de CV	900	914
Prologis Property Mexico SA de CV REIT	700	2,300
Promotora y Operadora de Infraestructura SAB de CV	145	1,371
Qualitas Controladora SAB de CV	200	1,571
Regional SAB de CV	200	1,166
Southern Copper Corp.	100	11,567
Ternium SA ADR	100	3,691
Vista Energy SAB de CV ADR (b)	100	4,418
Wal-Mart de Mexico SAB de CV	3,400	10,263
		151,712
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	200	2,768
Credicorp Ltd.	100	18,097
		20,865
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	1,700	1,127
Aboitiz Power Corp.	1,600	1,088
ACEN Corp.	10,000	960
Alliance Global Group, Inc.	6,300	1,055

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
AREIT, Inc.	1,500	$980
Ayala Corp.	160	1,917
Ayala Land, Inc.	4,200	2,743
Bank of the Philippine Islands	1,530	3,689
BDO Unibank, Inc.	1,570	4,427
Bloomberry Resorts Corp. (b)	7,200	1,039
Century Pacific Food, Inc.	1,600	1,086
Converge Information & Communications Technology Solutions, Inc.	3,700	1,080
DMCI Holdings, Inc.	5,000	1,026
Emperador, Inc.	3,000	1,004
Globe Telecom, Inc.	25	1,014
International Container Terminal Services, Inc.	590	4,254
JG Summit Holdings, Inc.	2,400	1,191
Jollibee Foods Corp.	320	1,534
Manila Electric Co.	190	1,486
Metropolitan Bank & Trust Co.	1,350	1,894
Monde Nissin Corp. (c)	5,900	1,072
PLDT, Inc.	60	1,595
Puregold Price Club, Inc.	2,100	1,180
Semirara Mining & Power Corp.	1,700	986
SM Investments Corp.	340	5,800
SM Prime Holdings, Inc.	8,000	4,611
Universal Robina Corp.	650	1,203
		51,041
POLAND — 1.3%
Alior Bank SA	74	1,788
Allegro.eu SA (b) (c)	322	2,922
Atlas Lithium Corp. (b)	100	680
Bank Handlowy w Warszawie SA	41	974
Bank Millennium SA (b)	531	1,179
Bank Polska Kasa Opieki SA	131	5,016
Benefit Systems SA	2	1,374
Budimex SA	10	1,558
CCC SA (b)	37	1,635
CD Projekt SA	54	2,451
Cyfrowy Polsat SA (b)	262	872
Dino Polska SA (b) (c)	36	3,291
Enea SA (b)	365	1,090
Grupa Kety SA	8	1,719
InPost SA (b)	155	2,930
KGHM Polska Miedz SA	105	4,361
KRUK SA	15	1,735
LPP SA	1	4,116
mBank SA (b)	11	1,770
Orange Polska SA	497	1,095
ORLEN SA	333	4,850
PGE Polska Grupa Energetyczna SA (b)	713	1,338
Powszechna Kasa Oszczednosci Bank Polski SA	641	9,354
Powszechny Zaklad Ubezpieczen SA	273	2,995
Santander Bank Polska SA	24	2,842
Security Description	Shares	Value
Tauron Polska Energia SA (b)	1,042	$909
XTB SA (c)	57	912
		65,756
QATAR — 1.1%
Barwa Real Estate Co.	1,334	1,045
Commercial Bank PSQC	2,452	2,963
Doha Bank QPSC	2,273	1,068
Dukhan Bank	1,442	1,529
Gulf International Services QSC	1,111	989
Industries Qatar QSC	1,258	4,505
Masraf Al Rayan QSC	5,100	3,460
Mesaieed Petrochemical Holding Co.	3,366	1,507
Ooredoo QPSC	559	1,799
Qatar Aluminum Manufacturing Co.	3,125	1,120
Qatar Electricity & Water Co. QSC	476	2,064
Qatar Fuel QSC	529	2,216
Qatar Gas Transport Co. Ltd.	2,136	2,552
Qatar International Islamic Bank QSC	960	2,898
Qatar Islamic Bank QPSC	1,230	7,212
Qatar National Bank QPSC	3,225	15,013
Qatar Navigation QSC	808	2,503
United Development Co. QSC	3,226	1,032
Vodafone Qatar QSC	2,418	1,249
		56,724
ROMANIA — 0.1%
NEPI Rockcastle NV	372	3,149
SAUDI ARABIA — 5.4%
Abdullah Al Othaim Markets Co.	335	1,064
ACWA Power Co.	116	15,294
Ades Holding Co.	276	1,480
Advanced Petrochemical Co. (b)	105	1,086
Al Hammadi Holding	82	933
Al Masane Al Kobra Mining Co.	58	1,152
Al Moammar Information Systems Co. (b)	22	1,146
Al Rajhi Bank	1,455	33,821
Al Rajhi Co. for Co-operative Insurance (b)	28	1,432
Al Rajhi REIT	453	1,054
Al-Dawaa Medical Services Co.	40	1,019
Aldrees Petroleum & Transport Services Co.	41	1,460
Alinma Bank	920	6,989
Almarai Co. JSC	164	2,413
Almunajem Foods Co.	36	1,152
Arab National Bank	189	962
Arabian Cement Co.	142	975
Arabian Centres Co. (c)	169	984
Arabian Contracting Services Co. (b)	18	961
Arabian Internet & Communications Services Co.	20	1,503
Arriyadh Development Co.	147	1,097

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Astra Industrial Group	29	$1,299
Bank AlBilad	472	4,957
Bank Al-Jazira (b)	437	1,999
Banque Saudi Fransi	448	3,845
Bupa Arabia for Cooperative Insurance Co.	22	1,215
Catrion Catering Holding Co.	34	1,006
Co. for Cooperative Insurance	58	2,282
Dallah Healthcare Co.	25	1,073
Dar Al Arkan Real Estate Development Co. (b)	403	1,676
Dr. Sulaiman Al Habib Medical Services Group Co.	61	4,823
Eastern Province Cement Co.	116	997
Electrical Industries Co.	603	1,151
Elm Co.	20	6,203
Emaar Economic City (b)	439	1,026
Etihad Etisalat Co.	290	3,973
Jahez International Co. (b)	146	948
Jamjoom Pharmaceuticals Factory Co.	21	1,067
Jarir Marketing Co.	396	1,387
Leejam Sports Co. JSC	21	1,158
Middle East Healthcare Co. (b)	49	946
Middle East Paper Co. (b)	89	1,042
Middle East Specialized Cables Co. (b)	118	1,211
Mobile Telecommunications Co. Saudi Arabia	374	1,093
Mouwasat Medical Services Co.	72	1,917
Nahdi Medical Co.	28	982
National Agriculture Development Co. (b)	130	962
National Co. for Learning & Education	19	1,071
National Gas & Industrialization Co.	33	932
National Industrialization Co. (b)	325	979
National Medical Care Co.	19	1,046
Power & Water Utility Co. for Jubail & Yanbu	64	1,027
Qassim Cement Co.	73	1,033
Retal Urban Development Co.	288	1,179
Riyad Bank	1,041	6,915
Riyadh Cables Group Co.	34	898
SABIC Agri-Nutrients Co.	173	5,479
Sahara International Petrochemical Co.	274	2,144
SAL Saudi Logistics Services	18	1,405
Saudi Arabian Amiantit Co. (b)	167	1,413
Saudi Arabian Mining Co. (b)	915	11,903
Saudi Arabian Oil Co. (c)	4,183	30,218
Saudi Aramco Base Oil Co.	39	1,379
Saudi Automotive Services Co.	50	1,142
Saudi Awwal Bank	283	2,614
Saudi Basic Industries Corp.	657	13,118
Saudi Cement Co.	91	1,007
Saudi Chemical Co. Holding	345	1,054
Security Description	Shares	Value
Saudi Electricity Co.	548	$2,434
Saudi Ground Services Co.	76	1,047
Saudi Industrial Investment Group	278	1,451
Saudi Investment Bank	521	1,811
Saudi Kayan Petrochemical Co. (b)	619	1,386
Saudi National Bank	2,195	20,069
Saudi Public Transport Co. (b)	192	1,106
Saudi Real Estate Co. (b)	167	1,202
Saudi Research & Media Group (b)	32	2,452
Saudi Tadawul Group Holding Co.	38	2,297
Saudi Telecom Co.	1,312	15,284
Saudia Dairy & Foodstuff Co.	13	1,307
Savola Group (b)	430	3,095
Seera Group Holding (b)	160	1,024
Southern Province Cement Co.	105	971
Theeb Rent A Car Co.	52	1,087
United Electronics Co.	42	1,061
United International Transportation Co.	41	953
Yamama Cement Co.	117	982
Yanbu Cement Co.	151	978
Yanbu National Petrochemical Co.	211	2,402
		280,570
SOUTH AFRICA — 4.3%
Absa Group Ltd.	617	6,282
Advtech Ltd.	545	1,000
AECI Ltd.	164	985
African Rainbow Minerals Ltd.	94	1,033
Anglo American Platinum Ltd.	43	1,548
Aspen Pharmacare Holdings Ltd.	267	3,021
AVI Ltd.	235	1,500
Barloworld Ltd.	189	950
Bid Corp. Ltd.	240	6,166
Bidvest Group Ltd.	244	4,146
Capitec Bank Holdings Ltd.	67	11,837
Clicks Group Ltd.	161	3,709
Coronation Fund Managers Ltd.	439	996
Dis-Chem Pharmacies Ltd. (c)	488	1,075
Discovery Ltd.	383	3,818
Equites Property Fund Ltd. REIT	1,282	1,071
Exxaro Resources Ltd.	183	1,827
FirstRand Ltd.	3,908	18,836
Fortress Real Estate Investments Ltd. Class B	944	1,128
Foschini Group Ltd.	245	2,221
Gold Fields Ltd.	671	10,468
Growthpoint Properties Ltd. REIT	2,224	1,811
Harmony Gold Mining Co. Ltd.	421	4,352
Hyprop Investments Ltd. REIT	467	1,247
Impala Platinum Holdings Ltd. (b)	671	3,768
Investec Ltd.	162	1,233
JSE Ltd.	149	1,109
Kumba Iron Ore Ltd.	49	1,140
Life Healthcare Group Holdings Ltd.	1,266	1,175
Momentum Group Ltd.	1,004	1,717
Motus Holdings Ltd.	151	1,065

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Mr. Price Group Ltd.	184	$2,885
MTN Group Ltd.	1,258	6,704
MultiChoice Group (b)	207	1,309
Naspers Ltd. Class N	133	32,376
Nedbank Group Ltd.	360	6,246
Netcare Ltd.	1,316	1,177
Northam Platinum Holdings Ltd.	281	1,778
Old Mutual Ltd.	3,181	2,529
Omnia Holdings Ltd.	280	1,057
OUTsurance Group Ltd.	516	1,738
Pan African Resources PLC	2,500	1,055
Pepkor Holdings Ltd. (c)	817	1,142
Pick n Pay Stores Ltd. (b)	741	1,111
PSG Financial Services Ltd.	1,042	1,103
Redefine Properties Ltd. REIT	5,228	1,514
Remgro Ltd.	411	3,752
Resilient REIT Ltd.	307	1,046
Reunert Ltd.	231	1,086
Sanlam Ltd.	1,267	6,470
Santam Ltd.	50	1,068
Sappi Ltd.	466	1,310
Sasol Ltd.	436	2,936
Shoprite Holdings Ltd.	329	5,647
Sibanye Stillwater Ltd. (b)	2,206	2,285
SPAR Group Ltd. (b)	144	1,133
Standard Bank Group Ltd.	984	13,839
Super Group Ltd.	662	928
Thungela Resources Ltd.	150	955
Tiger Brands Ltd.	120	1,623
Truworths International Ltd.	272	1,720
Vodacom Group Ltd.	505	3,208
Vukile Property Fund Ltd. REIT	990	1,049
We Buy Cars Pty. Ltd. (b)	578	990
Wilson Bayly Holmes-Ovcon Ltd.	89	1,195
Woolworths Holdings Ltd.	688	2,719
		220,917
TAIWAN — 27.2%
Ability Enterprise Co. Ltd.	1,000	1,485
AcBel Polytech, Inc.	1,000	1,074
Accton Technology Corp.	1,000	16,811
Acer, Inc.	2,000	2,578
Advancetek Enterprise Co. Ltd.	1,000	2,136
Advantech Co. Ltd.	1,000	10,159
Allis Electric Co. Ltd.	1,000	3,855
Ardentec Corp.	1,000	1,902
ASE Technology Holding Co. Ltd.	3,000	14,314
Asia Cement Corp.	2,000	3,018
Asustek Computer, Inc.	1,000	17,474
AUO Corp.	6,000	3,233
Aurotek Corp.	1,000	2,054
Avermedia Technologies	1,000	1,406
BES Engineering Corp.	2,000	771
Brighton-Best International Taiwan, Inc.	1,000	1,085
Caliway Biopharmaceuticals Co. Ltd. (b)	74	1,375
Security Description	Shares	Value
Capital Securities Corp.	2,000	$1,368
Career Technology MFG. Co. Ltd. (b)	2,000	1,324
Catcher Technology Co. Ltd.	1,000	7,473
Cathay Financial Holding Co. Ltd.	7,000	14,709
Center Laboratories, Inc.	1,000	1,518
Chailease Holding Co. Ltd.	1,012	5,228
Chang Hwa Commercial Bank Ltd.	5,000	2,828
Chang Wah Electromaterials, Inc.	1,000	1,931
Channel Well Technology Co. Ltd.	1,000	2,098
Cheng Fwa Industrial Co. Ltd. (b)	2,000	1,779
Cheng Loong Corp.	1,000	779
Cheng Shin Rubber Industry Co. Ltd.	2,000	3,274
Cheng Uei Precision Industry Co. Ltd.	1,000	2,032
Chicony Electronics Co. Ltd.	1,000	5,182
China Airlines Ltd.	2,000	1,359
China Bills Finance Corp.	2,000	948
China Man-Made Fiber Corp. (b)	4,000	1,078
China Motor Corp.	1,000	2,332
China Petrochemical Development Corp. (b)	3,000	898
China Steel Corp.	9,000	6,584
Chin-Poon Industrial Co. Ltd.	1,000	1,299
Chipbond Technology Corp.	1,000	2,101
ChipMOS Technologies, Inc.	1,000	1,185
Chung Hung Steel Corp.	2,000	1,425
Chunghwa Telecom Co. Ltd.	3,000	11,897
Clevo Co.	1,000	1,921
CMC Magnetics Corp.	3,000	1,157
Compal Electronics, Inc.	3,000	3,157
Compeq Manufacturing Co. Ltd.	1,000	2,158
Continental Holdings Corp.	1,000	973
Coretronic Corp.	1,000	2,424
Co-Tech Development Corp.	1,000	1,931
CSBC Corp. Taiwan (b)	2,000	1,115
CTBC Financial Holding Co. Ltd.	15,000	16,305
CTCI Corp.	1,000	1,495
CviLux Corp.	1,000	1,909
DA CIN Construction Co. Ltd.	1,000	1,589
Da-Li Development Co. Ltd.	1,000	1,561
Delpha Construction Co. Ltd.	1,000	1,245
Delta Electronics, Inc.	2,000	24,047
E Ink Holdings, Inc.	1,000	9,259
E.Sun Financial Holding Co. Ltd.	12,000	10,636
eChem Solutions Corp.	54	1,106
EirGenix, Inc. (b)	1,000	2,806
Elite Semiconductor Microelectronics Technology, Inc.	1,000	2,297
Enlight Corp. (b)	1,000	1,488
Ennostar, Inc.	1,000	1,435
Eternal Materials Co. Ltd.	1,000	1,079
Eva Airways Corp.	2,000	2,370
Evergreen International Storage & Transport Corp.	1,000	981

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan Ltd.	1,000	$6,351
Everlight Electronics Co. Ltd.	1,000	2,402
Falcon Machine Tools Co. Ltd.	1,000	1,728
Far Eastern Department Stores Ltd.	1,000	858
Far Eastern International Bank	4,000	1,757
Far Eastern New Century Corp.	3,000	3,640
Far EasTone Telecommunications Co. Ltd.	1,000	2,866
Farglory Land Development Co. Ltd.	1,000	2,269
Favite, Inc. (b)	1,000	1,934
Feng Hsin Steel Co. Ltd.	1,000	2,686
Feng TAY Enterprise Co. Ltd.	1,000	4,929
First Financial Holding Co. Ltd.	8,000	6,927
FLEXium Interconnect, Inc.	1,000	2,484
FocalTech Systems Co. Ltd.	1,000	2,692
Formosa Chemicals & Fibre Corp.	3,000	4,119
Formosa Petrochemical Corp.	1,000	1,665
Formosa Plastics Corp.	4,000	6,762
Formosa Taffeta Co. Ltd.	2,000	1,324
Foxconn Technology Co. Ltd.	1,000	2,098
Fubon Financial Holding Co. Ltd.	6,300	17,996
Gemtek Technology Corp.	1,000	1,212
General Interface Solution Holding Ltd. (b)	1,000	1,845
Gigabyte Technology Co. Ltd.	1,000	8,168
Global Brands Manufacture Ltd.	1,000	1,909
Gloria Material Technology Corp.	1,000	1,526
Goldsun Building Materials Co. Ltd.	1,000	1,653
Grand Pacific Petrochemical (b)	3,000	1,280
Great Wall Enterprise Co. Ltd.	1,000	1,627
Greatek Electronics, Inc.	1,000	1,849
Hannstar Board Corp.	1,000	1,668
HannStar Display Corp. (b)	4,000	1,188
Hey Song Corp.	1,000	1,343
Highwealth Construction Corp.	1,100	1,568
Himax Technologies, Inc. ADR	200	1,100
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,501
Hon Hai Precision Industry Co. Ltd.	9,000	53,323
Hota Industrial Manufacturing Co. Ltd.	1,000	1,814
Hsin Kuang Steel Co. Ltd.	1,000	1,909
HTC Corp. (b)	1,000	1,496
Hua Nan Financial Holdings Co. Ltd.	8,000	6,497
IBF Financial Holdings Co. Ltd.	2,000	957
Innolux Corp.	6,000	3,062
International CSRC Investment Holdings Co. (b)	2,000	1,043
Inventec Corp.	3,000	4,086
Kenda Rubber Industrial Co. Ltd.	1,000	983
KGI Financial Holding Co. Ltd.	13,000	6,778
Kindom Development Co. Ltd.	1,000	1,536
King Yuan Electronics Co. Ltd.	1,000	3,555
King's Town Bank Co. Ltd.	1,000	1,770
Security Description	Shares	Value
Kinpo Electronics	2,000	$1,371
KS Terminals, Inc.	1,000	2,781
Laser Tek Taiwan Co. Ltd.	1,000	2,259
Lien Hwa Industrial Holdings Corp.	1,000	1,950
Lite-On Technology Corp.	2,000	6,288
Macronix International Co. Ltd.	2,000	1,694
MediaTek, Inc.	1,000	37,129
Medigen Vaccine Biologics Corp. (b)	1,000	1,428
Medtecs International Corp. Ltd. (b)	6,000	1,291
Mega Financial Holding Co. Ltd.	9,000	11,177
Mercuries Life Insurance Co. Ltd. (b)	4,000	957
Microbio Co. Ltd. (b)	1,000	1,297
Micro-Star International Co. Ltd.	1,000	5,498
Mirle Automation Corp.	1,000	2,553
Mitac Holdings Corp.	1,000	1,422
Mycenax Biotech, Inc. (b)	1,000	1,567
Nan Kang Rubber Tire Co. Ltd. (b)	1,000	1,555
Nan Ya Plastics Corp.	4,000	5,814
Nanya Technology Corp. (b)	1,000	1,496
Nichidenbo Corp.	1,000	1,959
Novatek Microelectronics Corp.	1,000	16,368
Nuvoton Technology Corp.	1,000	2,708
O-Bank Co. Ltd.	3,000	953
OBI Pharma, Inc. (b)	1,000	2,402
Pan Jit International, Inc.	1,000	1,836
Pan-International Industrial Corp.	1,000	1,114
Pegatron Corp.	2,000	6,509
Phihong Technology Co. Ltd. (b)	1,000	1,291
Polaris Group (b)	1,000	1,744
Pou Chen Corp.	2,000	2,285
Powerchip Semiconductor Manufacturing Corp. (b)	3,000	2,048
Powertech Technology, Inc.	1,000	4,329
President Chain Store Corp.	1,000	9,322
President Securities Corp.	1,000	853
Primax Electronics Ltd.	1,000	2,863
Qisda Corp.	1,000	1,185
Quanta Computer, Inc.	2,000	16,684
Radiant Opto-Electronics Corp.	1,000	6,146
Realtek Semiconductor Corp.	1,000	14,883
Ruentex Development Co. Ltd.	2,000	3,094
Ruentex Industries Ltd.	1,000	2,465
Sakura Development Co. Ltd.	1,000	1,574
Sanyang Motor Co. Ltd.	1,000	2,307
Shanghai Commercial & Savings Bank Ltd.	4,000	4,879
Shieh Yih Machinery Industry Co. Ltd.	1,000	1,266
Shihlin Paper Corp. (b)	1,000	1,801
Shin Kong Financial Holding Co. Ltd. (b)	13,000	4,950
Shinkong Insurance Co. Ltd.	1,000	2,967
Shinkong Synthetic Fibers Corp.	2,000	1,027
Sigurd Microelectronics Corp.	1,000	2,392
Silicon Integrated Systems Corp.	1,000	2,244

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sino-American Silicon Products, Inc.	1,000	$5,593
Sinon Corp.	1,000	1,357
SinoPac Financial Holdings Co. Ltd.	10,000	7,663
Solar Applied Materials Technology Corp.	1,000	2,060
Standard Foods Corp.	1,000	1,247
Sunplus Technology Co. Ltd. (b)	1,000	1,000
Superalloy Industrial Co. Ltd.	1,000	1,956
Supreme Electronics Co. Ltd.	1,000	2,082
Synmosa Biopharma Corp.	1,000	1,185
Synnex Technology International Corp.	1,000	2,291
TA Chen Stainless Pipe	2,000	2,190
Ta Ya Electric Wire & Cable	1,000	1,602
Taichung Commercial Bank Co. Ltd.	3,000	1,744
TaiMed Biologics, Inc. (b)	1,000	2,518
Tainan Spinning Co. Ltd.	2,000	1,024
TaiRx, Inc. (b)	1,026	1,054
Taishin Financial Holding Co. Ltd.	10,000	5,814
Taiwan Business Bank	6,000	3,024
Taiwan Cogeneration Corp.	1,000	1,431
Taiwan Cooperative Financial Holding Co. Ltd.	8,000	6,547
Taiwan Fertilizer Co. Ltd.	1,000	1,833
Taiwan Glass Industry Corp. (b)	2,000	1,182
Taiwan High Speed Rail Corp.	1,000	935
Taiwan Mobile Co. Ltd.	1,000	3,634
Taiwan Paiho Ltd.	1,000	2,307
Taiwan Semiconductor Co. Ltd.	1,000	2,026
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	544,326
Taiwan Shin Kong Security Co. Ltd.	1,000	1,321
Taiwan-Asia Semiconductor Corp.	1,000	1,174
Tatung Co. Ltd. (b)	2,000	3,106
TCC Group Holdings Co. Ltd.	4,000	4,272
Teco Electric & Machinery Co. Ltd.	1,000	1,542
Tong Yang Industry Co. Ltd.	1,000	3,365
Tong-Tai Machine & Tool Co. Ltd.	1,000	1,098
TPK Holding Co. Ltd. (b)	1,000	1,394
Tripod Technology Corp.	1,000	6,209
TSRC Corp.	2,000	1,504
TTY Biopharm Co. Ltd.	1,000	2,323
Tung Ho Steel Enterprise Corp.	1,000	2,503
U-Ming Marine Transport Corp.	1,000	1,763
Unic Technology Corp.	2,000	2,139
Unimicron Technology Corp.	1,000	4,550
Union Bank of Taiwan	3,000	1,469
Uni-President Enterprises Corp.	4,000	11,022
Unitech Printed Circuit Board Corp. (b)	1,000	1,090
United Microelectronics Corp.	9,000	15,300
United Renewable Energy Co. Ltd. (b)	3,000	1,194
Universal Cement Corp.	1,000	976
Vanguard International Semiconductor Corp.	1,000	3,271
Security Description	Shares	Value
Wafer Works Corp.	1,000	$1,003
Walsin Lihwa Corp.	2,000	2,212
Wan Hai Lines Ltd.	1,000	3,097
Weikeng Industrial Co. Ltd.	1,000	1,092
Winbond Electronics Corp. (b)	2,000	1,349
Wisdom Marine Lines Co. Ltd.	1,000	2,411
Wistron Corp.	2,000	6,383
WPG Holdings Ltd.	1,000	2,370
WT Microelectronics Co. Ltd.	1,000	3,334
Yang Ming Marine Transport Corp.	2,000	4,361
YFY, Inc.	1,000	1,046
Yieh Phui Enterprise Co. Ltd.	2,000	1,002
Yuanta Financial Holding Co. Ltd.	10,000	10,017
Yulon Motor Co. Ltd.	1,000	1,896
YungShin Global Holding Corp.	1,000	1,940
Zhen Ding Technology Holding Ltd.	1,000	3,586
Zyxel Group Corp.	1,000	1,177
		1,407,997
THAILAND — 2.6%
Advanced Info Service PCL NVDR	800	6,464
Airports of Thailand PCL NVDR	2,500	4,972
Asset World Corp. PCL NVDR	8,800	1,034
B Grimm Power PCL NVDR	1,600	1,193
Bangkok Airways PCL NVDR	1,700	1,305
Bangkok Bank PCL NVDR	400	1,871
Bangkok Chain Hospital PCL NVDR	2,000	1,119
Bangkok Commercial Asset Management PCL NVDR	4,200	1,260
Bangkok Dusit Medical Services PCL NVDR	3,400	3,170
Bangkok Expressway & Metro PCL NVDR	5,300	1,342
Banpu PCL NVDR	6,400	1,402
Berli Jucker PCL NVDR	1,500	1,151
Betagro PCL NVDR	1,500	1,030
BTS Group Holdings PCL NVDR (b)	7,400	1,035
Bumrungrad Hospital PCL NVDR	300	2,508
Carabao Group PCL NVDR	600	1,473
Central Pattana PCL NVDR	900	1,874
Central Plaza Hotel PCL NVDR	1,000	1,266
Central Retail Corp. PCL NVDR	2,300	2,216
Charoen Pokphand Foods PCL NVDR	2,500	1,865
Chularat Hospital PCL NVDR	12,100	1,023
Com7 PCL NVDR	1,400	1,040
CP ALL PCL NVDR	2,500	5,089
CP Axtra PCL NVDR	1,200	1,212
CPN Retail Growth Leasehold REIT	3,000	1,193
Delta Electronics Thailand PCL NVDR	3,400	11,306
Electricity Generating PCL NVDR	300	1,151
Energy Absolute PCL NVDR	3,800	1,057
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,300	1,128
Global Power Synergy PCL NVDR	800	1,193

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Gulf Energy Development PCL NVDR	4,400	$7,794
Hana Microelectronics PCL NVDR	900	1,140
Home Product Center PCL NVDR	3,600	1,164
Indorama Ventures PCL NVDR	1,700	1,305
Intouch Holdings PCL NVDR	600	1,725
IRPC PCL NVDR	24,900	1,354
Kasikornbank PCL NVDR	900	4,196
KCE Electronics PCL NVDR	1,000	1,204
Kiatnakin Phatra Bank PCL NVDR	700	1,109
Krung Thai Bank PCL NVDR	2,600	1,665
Krungthai Card PCL NVDR	900	1,364
Land & Houses PCL NVDR	6,300	1,253
MBK PCL NVDR	2,000	1,113
Mega Lifesciences PCL NVDR	900	1,098
Minor International PCL NVDR	2,200	1,931
Muangthai Capital PCL NVDR	800	1,231
Ngern Tid Lor PCL NVDR	2,100	1,201
Osotspa PCL NVDR	1,500	1,077
Plan B Media PCL NVDR	4,400	1,114
PTT Exploration & Production PCL NVDR	900	3,664
PTT Global Chemical PCL NVDR	1,400	1,305
PTT Oil & Retail Business PCL NVDR	2,200	1,203
PTT PCL NVDR	4,800	5,072
Ratch Group PCL NVDR	1,100	1,102
SCB X PCL NVDR	600	2,032
SCG Packaging PCL NVDR	1,400	1,262
Siam Cement PCL NVDR	300	2,247
Siam Global House PCL NVDR	2,200	1,087
Srisawad Corp. PCL NVDR	900	1,210
Star Petroleum Refining PCL NVDR	4,600	1,008
Thai Beverage PCL	5,800	2,420
Thai Oil PCL NVDR	700	1,115
Thai Union Group PCL NVDR	2,300	1,044
Thanachart Capital PCL NVDR	700	1,099
Tisco Financial Group PCL NVDR	400	1,200
TMBThanachart Bank PCL NVDR	36,400	2,229
True Corp. PCL NVDR (b)	12,500	4,351
WHA Corp. PCL NVDR	6,800	1,152
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	3,300	1,087
		135,869
TURKEY — 1.4%
AG Anadolu Grubu Holding AS	123	1,122
Akbank TAS	2,436	4,389
Anadolu Efes Biracilik Ve Malt Sanayii AS	172	988
Arcelik AS (b)	242	1,021
Aselsan Elektronik Sanayi Ve Ticaret AS	1,065	1,846
BIM Birlesik Magazalar AS	351	5,095
Coca-Cola Icecek AS	738	1,230
Dogan Sirketler Grubu Holding AS	2,273	1,005
Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	2,857	$1,004
Enerjisa Enerji AS (c)	572	991
Enka Insaat ve Sanayi AS	1,559	2,066
Eregli Demir ve Celik Fabrikalari TAS	1,665	2,606
Ford Otomotiv Sanayi AS	65	1,745
Haci Omer Sabanci Holding AS	1,210	3,446
Is Yatirim Menkul Degerler AS Class A	918	943
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	1,471	1,157
KOC Holding AS	998	5,494
Koza Altin Isletmeleri AS (b)	1,316	894
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	327	863
Migros Ticaret AS	98	1,290
MLP Saglik Hizmetleri AS (b) (c)	100	956
Otokar Otomotiv Ve Savunma Sanayi AS	73	941
Oyak Cimento Fabrikalari AS (b)	493	959
Pegasus Hava Tasimaciligi AS (b)	219	1,533
Petkim Petrokimya Holding AS (b)	1,496	992
Sasa Polyester Sanayi AS (b)	7,525	946
Sok Marketler Ticaret AS	637	899
TAV Havalimanlari Holding AS (b)	186	1,359
Tofas Turk Otomobil Fabrikasi AS	144	908
Turk Hava Yollari AO (b)	572	4,768
Turk Telekomunikasyon AS (b)	709	1,033
Turk Traktor ve Ziraat Makineleri AS	49	1,012
Turkcell Iletisim Hizmetleri AS	1,007	2,804
Turkiye Garanti Bankasi AS	504	1,804
Turkiye Is Bankasi AS Class C	7,005	2,881
Turkiye Petrol Rafinerileri AS	691	3,137
Turkiye Sise ve Cam Fabrikalari AS	1,458	1,838
Turkiye Vakiflar Bankasi TAO Class D (b)	1,695	1,134
Ulker Biskuvi Sanayi AS (b)	228	934
Yapi ve Kredi Bankasi AS	2,269	2,052
		72,085
UNITED ARAB EMIRATES — 2.1%
Abu Dhabi Commercial Bank PJSC	2,202	5,048
Abu Dhabi Islamic Bank PJSC	1,150	3,983
Abu Dhabi National Oil Co. for Distribution PJSC	2,038	2,003
Abu Dhabi Ports Co. PJSC (b)	758	1,055
ADNOC Drilling Co. PJSC	2,069	2,664
Adnoc Gas PLC	2,629	2,276
ADNOC Logistics & Services	988	1,439
Agthia Group PJSC	529	1,123
Air Arabia PJSC	1,931	1,441
Ajman Bank PJSC (b)	2,041	984
Al Waha Capital PJSC	2,326	963
AL Yah Satellite Communications Co-PJSC-Yah Sat	1,887	1,069
Aldar Properties PJSC	2,804	5,741

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Amanat Holdings PJSC	3,125	$1,012
Americana Restaurants International PLC - Foreign Co.	2,211	1,595
Apex Investment Co. PSC (b)	1,364	1,474
Aramex PJSC (b)	1,539	943
Borouge PLC	1,480	999
Dana Gas PJSC (b)	6,082	1,060
Dubai Electricity & Water Authority PJSC	6,254	4,342
Dubai Investments PJSC	1,870	1,064
Dubai Islamic Bank PJSC	2,200	3,773
Emaar Development PJSC	567	1,348
Emaar Properties PJSC	4,550	10,802
Emirates Central Cooling Systems Corp.	2,128	1,002
Emirates NBD Bank PJSC	1,839	10,164
Emirates Telecommunications Group Co. PJSC	2,565	12,919
Eshraq Investments PJSC (b)	17,970	1,409
Fertiglobe PLC	1,471	1,045
First Abu Dhabi Bank PJSC	3,296	12,330
Gulf Navigation Holding PJSC (b)	565	938
Modon Holding PSC (b)	2,610	2,693
Multiply Group PJSC (b)	3,094	1,988
NMDC Group PJSC	166	1,162
Phoenix Group PLC (b)	2,273	928
Pure Health Holding PJSC (b)	981	962
Salik Co. PJSC	1,317	1,481
Sharjah Islamic Bank	1,640	1,031
TECOM Group PJSC	1,177	1,029
		109,282
UNITED STATES — 0.1%
GCC SAB de CV	200	1,504
JBS SA	500	2,904
Titan Cement International SA	33	1,315
		5,723
TOTAL COMMON STOCKS (Cost $3,266,647)		3,408,610

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
CTEEP-Cia de Transmissao de Energia Eletrica Paulista , Preference Shares	200	$892
Raizen SA , Preference Shares	1,700	968
		1,860
TOTAL PREFERRED STOCKS (Cost $1,849)		1,860
SHORT-TERM INVESTMENTS — 31.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e) (Cost $1,636,305)	1,636,305	1,636,305
TOTAL INVESTMENTS — 97.3% (Cost $4,904,801)		5,046,775
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%		137,612
NET ASSETS — 100.0%		$5,184,387
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index (long)	1	12/20/2024	$76,725	$77,893	$1,168
MSCI India Index (long)	12	12/20/2024	1,688,179	1,703,760	15,581
					$16,749

During the year ended September 30, 2024, the average notional value related to futures contracts was $1,781,653.
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,403,990	$4,620	$—	$3,408,610
Preferred Stocks	1,860	—	—	1,860
Short-Term Investments	1,636,305	—	—	1,636,305
TOTAL INVESTMENTS	$5,042,155	$4,620	$—	$5,046,775
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$16,749	$—	$—	$16,749
TOTAL OTHER FINANCIAL INSTRUMENTS:	$16,749	$—	$—	$16,749
Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	19.8%
Financials	16.3
Materials	5.8
Industrials	5.1
Consumer Staples	3.9
Consumer Discretionary	3.3
Energy	2.9
Communication Services	2.8
Utilities	2.3
Real Estate	2.1
Health Care	1.5
Short-Term Investments	31.5
Other Assets in Excess of Liabilities	2.7
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/5/24*	Value at 9/5/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,901,995	$265,690	$—	$—	1,636,305	$1,636,305	$5,780
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.6%
Ampol Ltd.	513	$10,865
ANZ Group Holdings Ltd.	4,606	97,396
APA Group Stapled Security	712	3,833
Aristocrat Leisure Ltd. (a)	1,286	52,281
ASX Ltd.	433	19,204
BHP Group Ltd. (a)	14,614	465,964
BlueScope Steel Ltd.	1,135	17,480
Brambles Ltd.	3,366	44,438
CAR Group Ltd.	90	2,339
Cochlear Ltd.	123	24,071
Coles Group Ltd.	1,615	20,235
Commonwealth Bank of Australia (a)	1,275	119,757
Computershare Ltd.	1,308	22,931
Dexus REIT (a)	1,475	7,756
Endeavour Group Ltd.	1,771	6,168
Fortescue Ltd. (a)	5,665	81,274
Glencore PLC (b)	24,861	142,626
Goodman Group REIT	655	16,808
GPT Group REIT	2,071	7,155
Insurance Australia Group Ltd.	1,879	9,594
Lottery Corp. Ltd.	697	2,476
Macquarie Group Ltd.	226	36,433
Medibank Pvt Ltd.	7,122	18,034
Mineral Resources Ltd. (a)	105	3,791
Mirvac Group REIT (a)	4,708	7,022
National Australia Bank Ltd.	3,479	90,146
Northern Star Resources Ltd. (a)	842	9,329
Orica Ltd.	401	5,161
Origin Energy Ltd.	1,190	8,264
Pilbara Minerals Ltd. (a) (b)	1,995	4,526
Pro Medicus Ltd. (a)	159	19,662
Qantas Airways Ltd. (b)	556	2,862
QBE Insurance Group Ltd.	1,714	19,668
Ramsay Health Care Ltd.	152	4,389
REA Group Ltd. (a)	103	14,363
Reece Ltd. (a)	101	1,997
Rio Tinto Ltd. (a)	1,069	95,765
Rio Tinto PLC	3,603	256,094
Santos Ltd.	5,067	24,677
Scentre Group REIT	4,475	11,332
SEEK Ltd. (a)	138	2,379
Seven Group Holdings Ltd.	102	3,034
Sonic Healthcare Ltd.	615	11,618
South32 Ltd.	6,449	16,867
Stockland REIT (a)	2,569	9,339
Suncorp Group Ltd.	1,295	16,252
Telstra Group Ltd.	19,191	51,657
Transurban Group Stapled Security	820	7,469
Treasury Wine Estates Ltd.	504	4,196
Vicinity Ltd. REIT	3,887	5,960
Washington H Soul Pattinson & Co. Ltd. (a)	176	4,243
Security Description	Shares	Value
Wesfarmers Ltd.	2,599	$126,989
Westpac Banking Corp.	4,844	106,596
WiseTech Global Ltd.	13	1,237
Woodside Energy Group Ltd. (a)	3,143	54,948
Woolworths Group Ltd. (a)	1,274	29,432
		2,260,382
AUSTRIA — 0.1%
Erste Group Bank AG	705	38,751
Mondi PLC	711	13,552
OMV AG	418	17,895
Verbund AG	190	15,798
voestalpine AG	350	9,132
		95,128
BELGIUM — 0.2%
Ageas SA	243	12,996
Anheuser-Busch InBev SA	732	48,511
D'ieteren Group	13	2,755
Elia Group SA	28	3,209
Groupe Bruxelles Lambert NV	119	9,290
KBC Group NV	418	33,318
Lotus Bakeries NV	1	13,437
Sofina SA	16	4,529
Syensqo SA	95	8,441
UCB SA	1,036	187,309
Warehouses De Pauw CVA REIT	137	3,660
		327,455
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	10	20,520
Wheaton Precious Metals Corp. (a)	620	37,908
Yara International ASA	425	13,481
		71,909
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	185	4,395
CANADA — 3.0%
Agnico Eagle Mines Ltd. (a)	380	30,646
Air Canada (a) (b)	194	2,354
Alimentation Couche-Tard, Inc. (a)	2,008	111,135
AltaGas Ltd. (a)	381	9,442
ARC Resources Ltd. (a)	762	12,894
Bank of Montreal	1,156	104,429
Bank of Nova Scotia (a)	2,379	129,767
Barrick Gold Corp.	1,712	34,089
BCE, Inc. (a)	81	2,819
Brookfield Asset Management Ltd. Class A (a)	48	2,272
Brookfield Corp. (a)	1,512	80,393
CAE, Inc. (a) (b)	205	3,853
Cameco Corp. (a)	68	3,252
Canadian Apartment Properties REIT	84	3,419
Canadian Imperial Bank of Commerce (a)	1,465	89,964

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Canadian National Railway Co. (a)	1,271	$148,998
Canadian Natural Resources Ltd. (a)	2,014	66,952
Canadian Pacific Kansas City Ltd.	2,146	183,743
Canadian Tire Corp. Ltd. Class A (a)	111	13,318
Canadian Utilities Ltd. Class A (a)	149	3,961
CCL Industries, Inc. Class B (a)	119	7,263
Cenovus Energy, Inc. (a)	1,903	31,863
CGI, Inc. (b)	3,266	376,220
Constellation Software, Inc.	110	358,266
Descartes Systems Group, Inc. (a) (b)	1,156	119,087
Dollarama, Inc.	1,291	132,392
Element Fleet Management Corp. (a)	246	5,237
Emera, Inc. (a)	315	12,426
Empire Co. Ltd. Class A (a)	360	11,014
Enbridge, Inc. (a)	1,798	73,120
Fairfax Financial Holdings Ltd. (a)	101	127,669
FirstService Corp. (a)	20	3,658
Fortis, Inc. (a)	499	22,698
Franco-Nevada Corp.	356	44,266
George Weston Ltd. (a)	92	15,459
Gildan Activewear, Inc. (a)	143	6,738
Great-West Lifeco, Inc.	373	12,734
Hydro One Ltd. (a) (d)	2,349	81,514
iA Financial Corp., Inc.	320	26,553
IGM Financial, Inc. (a)	102	3,064
Imperial Oil Ltd. (a)	553	38,949
Intact Financial Corp.	1,548	297,580
Ivanhoe Mines Ltd. Class A (a) (b)	164	2,442
Keyera Corp. (a)	184	5,744
Kinross Gold Corp. (a)	1,187	11,132
Loblaw Cos. Ltd. (a)	146	19,462
Magna International, Inc. (a)	608	24,969
Manulife Financial Corp. (a)	2,508	74,203
MEG Energy Corp.	317	5,962
Metro, Inc.	242	15,314
National Bank of Canada (a)	412	38,957
Nutrien Ltd. (a)	912	43,873
Onex Corp. (a)	113	7,924
Open Text Corp. (a)	223	7,431
Pan American Silver Corp.	213	4,453
Parkland Corp. (a)	338	8,722
Pembina Pipeline Corp.	473	19,519
Power Corp. of Canada (a)	1,079	34,072
Quebecor, Inc. Class B (a)	199	5,201
RB Global, Inc. (a)	94	7,574
Restaurant Brands International, Inc. (a)	154	11,125
Rogers Communications, Inc. Class B (a)	384	15,457
Royal Bank of Canada (a)	1,743	217,786
Saputo, Inc. (a)	313	6,763
Shopify, Inc. Class A (a) (b)	134	10,747
Security Description	Shares	Value
Stantec, Inc. (a)	51	$4,106
Sun Life Financial, Inc. (a)	665	38,617
Suncor Energy, Inc. (a)	1,792	66,218
TC Energy Corp. (a)	715	34,026
Teck Resources Ltd. Class B	545	28,498
TELUS Corp.	2,031	34,112
TFI International, Inc. (a)	63	8,639
Thomson Reuters Corp. (a)	1,874	320,007
TMX Group Ltd. (a)	158	4,958
Toromont Industries Ltd. (a)	205	20,033
Toronto-Dominion Bank	3,026	191,557
Tourmaline Oil Corp.	405	18,830
West Fraser Timber Co. Ltd. (a)	145	14,143
WSP Global, Inc. (a)	61	10,849
		4,238,895
CHILE — 0.0% (c)
Antofagasta PLC	203	5,481
Lundin Mining Corp. (a)	540	5,664
		11,145
CHINA — 0.1%
BOC Hong Kong Holdings Ltd.	38,500	123,418
NXP Semiconductors NV	99	23,761
Prosus NV	660	28,919
SITC International Holdings Co. Ltd.	4,000	10,814
Wharf Holdings Ltd.	1,000	2,858
Wilmar International Ltd.	6,500	16,985
		206,755
DENMARK — 1.1%
AP Moller - Maersk AS Class A	19	30,863
AP Moller - Maersk AS Class B	30	50,572
Carlsberg AS Class B	236	28,181
Coloplast AS Class B	281	36,810
Danske Bank AS	1,065	32,128
Demant AS (b)	42	1,645
DSV AS	167	34,565
Genmab AS (b)	26	6,306
Novo Nordisk AS Class B	10,197	1,201,138
Novonesis (Novozymes) B Class B	795	57,392
Orsted AS (b) (d)	126	8,398
Pandora AS	212	34,992
Rockwool AS Class B	23	10,826
Tryg AS	2,295	54,562
Vestas Wind Systems AS (b)	325	7,194
		1,595,572
FINLAND — 0.5%
Elisa OYJ	2,257	119,951
Fortum OYJ (a)	838	13,837
Kesko OYJ Class B (a)	423	9,048
Kone OYJ Class B	966	57,894
Metso OYJ	1,497	16,039
Neste OYJ (a)	1,513	29,432
Nokia OYJ (e)	12,521	54,834

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nokia OYJ (e)	3,416	$14,899
Nordea Bank Abp (e)	3,485	41,119
Nordea Bank Abp (e)	5,825	68,846
Orion OYJ Class B	260	14,282
Sampo OYJ Class A	5,117	239,284
Stora Enso OYJ Class R	1,011	12,976
UPM-Kymmene OYJ	519	17,417
Wartsila OYJ Abp	242	5,429
		715,287
FRANCE — 2.1%
Accor SA	101	4,396
Aeroports de Paris SA	20	2,574
Air Liquide SA	856	165,522
Airbus SE	289	42,324
Alstom SA (b)	490	10,191
Amundi SA (d)	65	4,864
Arkema SA	117	11,164
AXA SA	2,722	104,898
BioMerieux	26	3,122
BNP Paribas SA	2,442	167,748
Bollore SE	10,102	67,477
Bouygues SA	511	17,143
Bureau Veritas SA	168	5,584
Capgemini SE	104	22,512
Carrefour SA	2,399	40,991
Cie de Saint-Gobain SA	615	56,090
Cie Generale des Etablissements Michelin SCA	955	38,860
Covivio SA REIT	77	4,688
Credit Agricole SA	1,961	30,038
Danone SA	644	46,962
Dassault Aviation SA	12	2,478
Dassault Systemes SE	178	7,078
Edenred SE	79	2,999
Eiffage SA	149	14,408
Engie SA	3,754	65,002
EssilorLuxottica SA	149	35,354
Eurazeo SE	64	5,268
Gecina SA REIT	45	5,193
Getlink SE	104	1,859
Hermes International SCA	72	177,265
Ipsen SA	30	3,700
Kering SA	74	21,213
Klepierre SA REIT	275	9,036
La Francaise des Jeux SAEM (d)	313	12,904
Legrand SA	137	15,794
L'Oreal SA	541	242,751
LVMH Moet Hennessy Louis Vuitton SE	603	463,346
Orange SA	29,694	340,845
Pernod Ricard SA	141	21,338
Publicis Groupe SA	175	19,179
Renault SA	777	33,811
Rexel SA	403	11,680
Safran SA	82	19,319
Sartorius Stedim Biotech	11	2,305
Security Description	Shares	Value
SEB SA	31	$3,546
Societe Generale SA	3,025	75,455
Sodexo SA	96	7,891
Teleperformance SE	83	8,615
Thales SA	54	8,591
TotalEnergies SE	5,316	347,076
Unibail-Rodamco-Westfield REIT (b)	124	10,877
Veolia Environnement SA	970	31,957
Vinci SA	540	63,250
Vivendi SE	5,409	62,661
		3,001,192
GERMANY — 2.3%
adidas AG	70	18,586
Allianz SE	459	151,119
BASF SE	1,739	92,295
Bayer AG	2,875	97,302
Bayerische Motoren Werke AG	1,030	91,020
Bayerische Motoren Werke AG Preference Shares	198	16,419
Bechtle AG	211	9,448
Beiersdorf AG	209	31,524
Brenntag SE	187	13,979
Carl Zeiss Meditec AG	18	1,429
Commerzbank AG	2,336	43,082
Continental AG	303	19,661
Covestro AG (b) (d)	293	18,293
CTS Eventim AG & Co. KGaA	124	12,919
Daimler Truck Holding AG	833	31,265
Deutsche Bank AG	5,316	91,948
Deutsche Boerse AG	212	49,852
Deutsche Lufthansa AG	1,652	12,132
Deutsche Post AG	1,734	77,467
Deutsche Telekom AG	26,709	786,649
Dr. Ing hc F Porsche AG Preference Shares (d)	333	26,573
E.ON SE	4,291	63,957
Evonik Industries AG	458	10,734
Fresenius Medical Care AG	425	18,114
Fresenius SE & Co. KGaA (b)	1,035	39,539
GEA Group AG	432	21,195
Hannover Rueck SE	513	146,626
Heidelberg Materials AG	233	25,380
Henkel AG & Co. KGaA	104	8,862
Henkel AG & Co. KGaA Preference Shares	151	14,223
Infineon Technologies AG	861	30,231
Knorr-Bremse AG	52	4,634
LEG Immobilien SE	74	7,745
Mercedes-Benz Group AG	2,322	150,409
Merck KGaA	85	14,989
MTU Aero Engines AG	16	5,000
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	170	93,783
Nemetschek SE	123	12,766

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	615	$28,196
Puma SE	100	4,185
Rational AG	12	12,254
Rheinmetall AG	14	7,600
RWE AG	819	29,871
SAP SE	1,999	456,013
Sartorius AG Preference Shares	9	2,533
Scout24 SE (d)	517	44,573
Siemens AG	518	104,835
Siemens Energy AG (b)	501	18,491
Siemens Healthineers AG (d)	151	9,077
Symrise AG	57	7,895
Talanx AG	127	10,715
Volkswagen AG Preference Shares	1,251	132,860
Vonovia SE	644	23,524
Zalando SE (b) (d)	231	7,636
		3,261,407
HONG KONG — 0.7%
AIA Group Ltd.	8,000	71,735
CK Asset Holdings Ltd.	6,178	27,201
CK Infrastructure Holdings Ltd.	500	3,425
CLP Holdings Ltd.	18,000	159,549
Futu Holdings Ltd. ADR (b)	20	1,913
Hang Seng Bank Ltd.	9,700	122,070
Henderson Land Development Co. Ltd.	3,000	9,578
HKT Trust & HKT Ltd. Stapled Security	55,540	71,146
Hong Kong & China Gas Co. Ltd.	106,277	87,567
Hong Kong Exchanges & Clearing Ltd.	2,871	120,569
Hongkong Land Holdings Ltd.	2,660	9,762
Jardine Matheson Holdings Ltd.	1,750	68,355
Link REIT	3,910	19,758
MTR Corp. Ltd.	7,538	28,483
Power Assets Holdings Ltd.	20,000	128,227
Prudential PLC	2,912	27,131
Sino Land Co. Ltd.	6,776	7,441
Sun Hung Kai Properties Ltd.	3,500	38,548
Swire Pacific Ltd. Class A	1,000	8,548
Techtronic Industries Co. Ltd.	1,000	15,204
WH Group Ltd. (d)	19,572	15,522
Wharf Real Estate Investment Co. Ltd.	3,000	10,621
		1,052,353
IRELAND — 0.9%
Accenture PLC Class A	2,556	903,495
AerCap Holdings NV	265	25,101
AIB Group PLC	25,779	148,025
Bank of Ireland Group PLC	2,130	23,843
Kerry Group PLC Class A	133	13,827
Kingspan Group PLC	88	8,284
Security Description	Shares	Value
TE Connectivity PLC	799	$120,641
		1,243,216
ISRAEL — 0.3%
Azrieli Group Ltd.	29	2,022
Bank Hapoalim BM	7,967	79,869
Bank Leumi Le-Israel BM	8,186	80,194
Check Point Software Technologies Ltd. (b)	1,363	262,800
Elbit Systems Ltd.	16	3,187
Global-e Online Ltd. (b)	10	384
ICL Group Ltd.	1,756	7,497
Israel Discount Bank Ltd. Class A	3,224	18,071
Mizrahi Tefahot Bank Ltd.	275	10,757
Nice Ltd. (b)	23	4,012
Teva Pharmaceutical Industries Ltd. (b)	1,337	23,827
		492,620
ITALY — 0.9%
Amplifon SpA	51	1,469
Banco BPM SpA	2,626	17,754
Coca-Cola HBC AG	173	6,182
Davide Campari-Milano NV (a)	255	2,163
DiaSorin SpA	13	1,522
Enel SpA	12,128	97,117
Eni SpA (a)	11,430	174,534
Ferrari NV	757	354,584
FinecoBank Banca Fineco SpA	1,580	27,112
Generali	1,951	56,504
Infrastrutture Wireless Italiane SpA (d)	4,682	57,740
Intesa Sanpaolo SpA	23,949	102,570
Leonardo SpA	479	10,702
Mediobanca Banca di Credito Finanziario SpA	792	13,546
Moncler SpA	490	31,182
Nexi SpA (a) (b) (d)	820	5,575
Poste Italiane SpA (d)	649	9,119
Prysmian SpA	193	14,044
Recordati Industria Chimica e Farmaceutica SpA	223	12,643
Snam SpA	1,968	10,040
Telecom Italia SpA (a) (b)	32,820	9,139
Terna - Rete Elettrica Nazionale (a)	993	8,963
UniCredit SpA	4,053	178,062
		1,202,266
JAPAN — 7.4%
Advantest Corp.	1,600	75,403
Aeon Co. Ltd.	1,200	32,710
AGC, Inc.	400	12,995
Aisin Corp. (a)	1,200	13,230
Ajinomoto Co., Inc.	200	7,754
ANA Holdings, Inc.	100	2,146
Asahi Group Holdings Ltd.	1,800	23,639
Asahi Kasei Corp.	2,400	18,154

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Asics Corp.	400	$8,392
Astellas Pharma, Inc. (a)	1,800	20,726
Bandai Namco Holdings, Inc.	400	9,161
Bridgestone Corp.	1,800	69,211
Brother Industries Ltd. (a)	3,400	66,079
Canon, Inc. (a)	14,700	483,320
Capcom Co. Ltd.	800	18,613
Central Japan Railway Co.	10,700	248,126
Chiba Bank Ltd.	8,000	64,458
Chubu Electric Power Co., Inc. (a)	10,000	117,520
Chugai Pharmaceutical Co. Ltd.	1,600	77,539
Concordia Financial Group Ltd. (a)	15,100	83,607
Dai Nippon Printing Co. Ltd.	600	10,705
Daifuku Co. Ltd.	200	3,861
Dai-ichi Life Holdings, Inc.	1,600	41,186
Daiichi Sankyo Co. Ltd.	300	9,876
Daikin Industries Ltd.	200	28,069
Daito Trust Construction Co. Ltd.	200	24,343
Daiwa House Industry Co. Ltd.	1,000	31,495
Daiwa Securities Group, Inc. (a)	1,400	9,836
Denso Corp.	1,700	25,261
Dentsu Group, Inc.	300	9,243
Disco Corp.	200	52,419
East Japan Railway Co.	7,900	157,321
Eisai Co. Ltd.	100	3,737
ENEOS Holdings, Inc.	18,000	97,991
FANUC Corp.	500	14,646
Fast Retailing Co. Ltd.	100	33,152
Fuji Electric Co. Ltd.	100	6,026
FUJIFILM Holdings Corp.	12,400	319,709
Fujitsu Ltd.	1,500	30,783
Hamamatsu Photonics KK (a)	3,600	47,202
Hankyu Hanshin Holdings, Inc. (a)	300	9,274
Hitachi Construction Machinery Co. Ltd.	100	2,427
Hitachi Ltd.	3,700	97,803
Honda Motor Co. Ltd.	10,500	110,660
Hoshizaki Corp.	100	3,484
Hoya Corp.	800	110,654
Hulic Co. Ltd.	400	4,067
Ibiden Co. Ltd.	100	3,094
Idemitsu Kosan Co. Ltd.	3,100	22,279
Inpex Corp.	7,300	98,905
Isuzu Motors Ltd.	1,000	13,500
ITOCHU Corp. (a)	1,400	75,148
Japan Airlines Co. Ltd.	100	1,760
Japan Exchange Group, Inc.	2,200	28,538
Japan Post Bank Co. Ltd.	10,100	94,476
Japan Post Holdings Co. Ltd.	5,700	54,434
Japan Post Insurance Co. Ltd.	600	10,923
Japan Real Estate Investment Corp. REIT	1	3,992
Japan Tobacco, Inc.	1,000	29,216
JFE Holdings, Inc. (a)	1,800	24,142
Kajima Corp.	600	11,223
Security Description	Shares	Value
Kansai Electric Power Co., Inc.	1,100	$18,226
Kao Corp.	300	14,910
Kawasaki Kisen Kaisha Ltd. (a)	1,100	17,026
KDDI Corp.	11,900	382,191
Keyence Corp.	400	191,163
Kikkoman Corp.	300	3,414
Kirin Holdings Co. Ltd.	1,000	15,282
Kobe Bussan Co. Ltd. (a)	400	12,651
Komatsu Ltd.	900	24,954
Konami Group Corp.	100	10,169
Kubota Corp.	1,300	18,459
Kyocera Corp.	18,400	213,535
Kyowa Kirin Co. Ltd.	200	3,533
Lasertec Corp.	200	33,005
LY Corp.	2,500	7,328
M3, Inc.	1,000	10,053
Makita Corp. (a)	200	6,769
Marubeni Corp.	2,100	34,354
MatsukiyoCocokara & Co.	300	4,935
Mazda Motor Corp. (a)	1,500	11,221
McDonald's Holdings Co. Japan Ltd.	1,400	66,946
MEIJI Holdings Co. Ltd.	300	7,529
Minebea Mitsumi, Inc.	300	5,910
Mitsubishi Chemical Group Corp.	4,500	28,908
Mitsubishi Corp.	6,300	130,039
Mitsubishi Electric Corp.	1,700	27,377
Mitsubishi Estate Co. Ltd.	1,000	15,789
Mitsubishi HC Capital, Inc. (a)	1,500	10,597
Mitsubishi Heavy Industries Ltd. (a)	2,600	38,489
Mitsubishi UFJ Financial Group, Inc.	16,800	170,713
Mitsui & Co. Ltd.	2,900	64,431
Mitsui Chemicals, Inc. (a)	300	7,980
Mitsui Fudosan Co. Ltd.	2,400	22,450
Mitsui OSK Lines Ltd. (a)	1,000	34,438
Mizuho Financial Group, Inc.	13,740	282,024
MonotaRO Co. Ltd. (a)	600	10,057
MS&AD Insurance Group Holdings, Inc.	1,200	27,936
Murata Manufacturing Co. Ltd.	1,300	25,507
NEC Corp. (a)	3,500	336,444
Nexon Co. Ltd.	200	3,956
NIDEC Corp. (a)	400	8,406
Nintendo Co. Ltd.	5,700	304,287
Nippon Building Fund, Inc. REIT	5	4,607
Nippon Paint Holdings Co. Ltd.	600	4,604
Nippon Prologis REIT, Inc.	1	1,721
Nippon Sanso Holdings Corp.	100	3,644
Nippon Steel Corp. (a)	2,500	55,893
Nippon Telegraph & Telephone Corp.	409,200	419,956
Nippon Yusen KK (a)	1,300	47,441
Nissan Motor Co. Ltd. (a)	9,500	26,732
Nissin Foods Holdings Co. Ltd.	100	2,801

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nitori Holdings Co. Ltd.	100	$15,237
Nitto Denko Corp.	500	8,349
Nomura Holdings, Inc.	3,900	20,258
Nomura Real Estate Holdings, Inc. (a)	200	5,357
Nomura Research Institute Ltd.	2,300	85,221
NTT Data Group Corp.	600	10,799
Obayashi Corp.	800	10,140
Obic Co. Ltd. (a)	5,000	176,384
Olympus Corp.	600	11,403
Omron Corp.	200	9,154
Ono Pharmaceutical Co. Ltd. (a)	2,600	34,745
Oracle Corp. Japan	600	61,850
Oriental Land Co. Ltd.	100	2,585
ORIX Corp.	1,500	34,794
Osaka Gas Co. Ltd.	5,400	121,711
Otsuka Corp.	3,600	89,195
Otsuka Holdings Co. Ltd.	2,000	113,017
Pan Pacific International Holdings Corp.	3,400	87,829
Panasonic Holdings Corp.	5,400	46,925
Rakuten Group, Inc. (b)	1,000	6,471
Recruit Holdings Co. Ltd.	3,098	188,535
Renesas Electronics Corp.	1,200	17,441
Resona Holdings, Inc. (a)	3,600	25,107
Ricoh Co. Ltd. (a)	8,500	91,661
Rohm Co. Ltd. (a)	500	5,614
SBI Holdings, Inc. (a)	400	9,214
SCREEN Holdings Co. Ltd.	100	6,972
SCSK Corp.	2,500	51,725
Secom Co. Ltd. (a)	4,800	177,651
Seiko Epson Corp. (a)	4,400	81,193
Sekisui Chemical Co. Ltd.	500	7,800
Sekisui House Ltd.	800	22,226
Seven & i Holdings Co. Ltd.	3,800	57,037
SG Holdings Co. Ltd. (a)	2,600	28,010
Shimadzu Corp. (a)	2,100	70,088
Shimano, Inc.	100	18,995
Shin-Etsu Chemical Co. Ltd.	4,100	171,321
Shionogi & Co. Ltd.	1,800	25,841
Shiseido Co. Ltd.	200	5,418
Shizuoka Financial Group, Inc.	6,700	58,292
SoftBank Corp.	411,000	537,886
SoftBank Group Corp.	900	53,022
Sompo Holdings, Inc.	1,200	26,854
Sony Group Corp.	6,000	116,506
Subaru Corp.	900	15,617
SUMCO Corp. (a)	400	4,312
Sumitomo Corp.	1,300	29,028
Sumitomo Electric Industries Ltd.	1,200	19,258
Sumitomo Metal Mining Co. Ltd.	400	11,999
Sumitomo Mitsui Financial Group, Inc.	6,000	127,727
Sumitomo Mitsui Trust Holdings, Inc.	1,100	26,077
Security Description	Shares	Value
Sumitomo Realty & Development Co. Ltd.	300	$10,080
Suntory Beverage & Food Ltd.	100	3,771
Suzuki Motor Corp.	1,800	20,040
Sysmex Corp. (a)	1,000	19,764
T&D Holdings, Inc.	600	10,466
Taisei Corp.	300	13,129
Takeda Pharmaceutical Co. Ltd.	2,068	59,319
TDK Corp.	2,000	25,489
Terumo Corp.	500	9,438
TIS, Inc.	2,600	66,363
Toho Co. Ltd.	1,400	56,895
Tokio Marine Holdings, Inc.	1,200	43,884
Tokyo Electric Power Co. Holdings, Inc. (b)	4,400	19,591
Tokyo Electron Ltd.	1,100	194,484
Tokyo Gas Co. Ltd.	1,900	44,325
Tokyu Corp. (a)	400	5,182
TOPPAN Holdings, Inc.	300	8,901
Toray Industries, Inc.	2,800	16,506
TOTO Ltd. (a)	200	7,462
Toyota Industries Corp.	200	15,415
Toyota Motor Corp.	11,400	202,632
Toyota Tsusho Corp.	1,200	21,686
Trend Micro, Inc.	100	5,933
Unicharm Corp.	200	7,247
West Japan Railway Co.	1,400	26,661
Yakult Honsha Co. Ltd. (a)	200	4,641
Yamaha Motor Co. Ltd.	1,500	13,423
Yaskawa Electric Corp.	100	3,494
Yokogawa Electric Corp.	3,400	86,878
ZOZO, Inc. (a)	400	14,581
		10,527,964
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	478	12,253
LUXEMBOURG — 0.1%
ArcelorMittal SA	2,693	70,750
Eurofins Scientific SE	114	7,239
		77,989
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	1,000	5,027
NETHERLANDS — 1.6%
ABN AMRO Bank NV GDR (d)	1,216	21,992
Adyen NV (b) (d)	47	73,572
Aegon Ltd.	1,592	10,248
Akzo Nobel NV	167	11,798
Argenx SE (b)	273	147,953
ASM International NV	102	67,096
ASML Holding NV	1,201	999,385
ASR Nederland NV	214	10,509
BE Semiconductor Industries NV	190	24,078
Euronext NV (d)	50	5,438
EXOR NV	154	16,525
Heineken Holding NV	172	13,015

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Heineken NV	242	$21,510
IMCD NV	32	5,568
ING Groep NV	6,252	113,553
JDE Peet's NV	159	3,329
Koninklijke Ahold Delhaize NV	7,169	248,270
Koninklijke KPN NV	51,865	212,376
Koninklijke Philips NV (b)	790	25,939
NN Group NV	753	37,632
OCI NV (a)	113	3,226
Randstad NV (a)	403	20,060
Universal Music Group NV	2,074	54,395
Wolters Kluwer NV	800	135,087
		2,282,554
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	777	3,693
Fisher & Paykel Healthcare Corp. Ltd.	1,138	25,161
Mercury NZ Ltd.	389	1,596
Meridian Energy Ltd.	597	2,256
Spark New Zealand Ltd.	27,008	52,067
Xero Ltd. (b)	10	1,037
		85,810
NORWAY — 0.1%
Aker BP ASA	514	11,039
DNB Bank ASA	1,395	28,661
Equinor ASA	1,782	45,123
Gjensidige Forsikring ASA	486	9,108
Kongsberg Gruppen ASA	191	18,714
Mowi ASA	406	7,314
Norsk Hydro ASA	2,156	14,014
Orkla ASA	713	6,732
Salmar ASA	30	1,577
Telenor ASA	548	7,024
		149,306
POLAND — 0.0% (c)
InPost SA (b)	45	851
PORTUGAL — 0.1%
EDP SA	3,842	17,589
Galp Energia SGPS SA	2,053	38,493
Jeronimo Martins SGPS SA	832	16,380
		72,462
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	3,200	7,139
CapitaLand Integrated Commercial Trust REIT	5,630	9,310
CapitaLand Investment Ltd.	2,600	6,328
DBS Group Holdings Ltd.	6,753	200,430
Genting Singapore Ltd.	4,600	3,140
Grab Holdings Ltd. Class A (b)	563	2,139
Keppel Ltd.	1,700	8,792
Oversea-Chinese Banking Corp. Ltd.	9,151	107,785
Sea Ltd. ADR (b)	133	12,539
Security Description	Shares	Value
Sembcorp Industries Ltd.	1,000	$4,321
Singapore Airlines Ltd. (a)	1,050	5,569
Singapore Exchange Ltd.	13,800	122,930
Singapore Technologies Engineering Ltd.	9,200	33,441
Singapore Telecommunications Ltd.	118,742	300,097
STMicroelectronics NV	1,968	58,534
United Overseas Bank Ltd.	2,100	52,697
		935,191
SOUTH AFRICA — 0.1%
Anglo American PLC	2,119	69,040
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	86	3,476
SPAIN — 1.3%
Acciona SA	42	5,977
ACS Actividades de Construccion y Servicios SA	346	16,018
Aena SME SA (d)	405	89,315
Amadeus IT Group SA	145	10,506
Banco Bilbao Vizcaya Argentaria SA	10,531	114,099
Banco de Sabadell SA (a)	11,885	25,322
Banco Santander SA	40,919	210,094
CaixaBank SA (a)	46,034	275,582
Cellnex Telecom SA (b) (d)	271	11,018
EDP Renovaveis SA	204	3,577
Endesa SA	463	10,143
Grifols SA (a) (b)	405	4,622
Iberdrola SA	6,017	93,275
Industria de Diseno Textil SA (a)	8,311	492,900
Redeia Corp. SA	5,849	114,040
Repsol SA	5,088	67,261
Telefonica SA (a)	71,157	349,107
		1,892,856
SWEDEN — 0.7%
AddTech AB Class B	64	1,921
Alfa Laval AB	604	29,054
Assa Abloy AB Class B	528	17,793
Atlas Copco AB Class A	6,657	129,015
Atlas Copco AB Class B	3,936	67,486
Beijer Ref AB	130	2,141
Boliden AB	334	11,351
Epiroc AB Class A	1,517	32,850
Epiroc AB Class B	912	17,301
EQT AB (a)	78	2,674
Essity AB Class B	537	16,788
Evolution AB (d)	463	45,585
Fastighets AB Balder Class B (b)	624	5,492
Getinge AB Class B	226	4,878
H & M Hennes & Mauritz AB Class B (a)	386	6,580
Hexagon AB Class B	1,087	11,710
Holmen AB Class B	69	2,991
Husqvarna AB Class B (a)	407	2,851

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Industrivarden AB Class A	141	$5,219
Industrivarden AB Class C (a)	160	5,892
Indutrade AB	593	18,463
Investment AB Latour Class B	48	1,500
Investor AB Class B	2,068	63,764
L E Lundbergforetagen AB Class B	63	3,611
Lifco AB Class B	486	16,023
Nibe Industrier AB Class B (a)	821	4,508
Saab AB Class B (a)	129	2,748
Sagax AB Class B	63	1,797
Sandvik AB	2,485	55,625
Securitas AB Class B (a)	798	10,148
Skandinaviska Enskilda Banken AB Class A	2,424	37,126
Skanska AB Class B	521	10,886
SKF AB Class B	361	7,194
Svenska Cellulosa AB SCA Class B	514	7,502
Svenska Handelsbanken AB Class A	2,970	30,545
Swedbank AB Class A	1,457	30,947
Swedish Orphan Biovitrum AB (b)	98	3,161
Tele2 AB Class B	497	5,634
Telefonaktiebolaget LM Ericsson Class B (a)	3,678	27,837
Telia Co. AB	12,114	39,246
Trelleborg AB Class B	128	4,927
Volvo AB Class A	577	15,415
Volvo AB Class B	4,628	122,450
Volvo Car AB Class B (a) (b)	2,468	6,798
		947,427
SWITZERLAND — 2.6%
ABB Ltd.	3,834	222,663
Adecco Group AG	398	13,579
Alcon, Inc.	244	24,390
Avolta AG	119	5,050
Bachem Holding AG	8	675
Baloise Holding AG	54	11,043
Banque Cantonale Vaudoise	431	44,630
Barry Callebaut AG (a)	3	5,569
BKW AG	304	55,283
Chocoladefabriken Lindt & Spruengli AG	1	12,933
Cie Financiere Richemont SA Class A	247	39,178
Clariant AG	269	4,082
DSM-Firmenich AG	136	18,768
EMS-Chemie Holding AG (a)	111	93,427
Geberit AG	95	62,098
Givaudan SA	19	104,511
Helvetia Holding AG	274	47,423
Julius Baer Group Ltd.	212	12,792
Kuehne & Nagel International AG	358	97,951
Logitech International SA	1,058	94,769
Lonza Group AG	30	19,012
Security Description	Shares	Value
Novartis AG	10,606	$1,221,472
Partners Group Holding AG	60	90,333
Sandoz Group AG	385	16,097
Schindler Holding AG (e)	95	27,930
Schindler Holding AG (e)	352	100,357
SGS SA	1,142	127,718
SIG Group AG	191	4,270
Sika AG	302	100,279
Sonova Holding AG	125	45,018
Straumann Holding AG	271	44,414
Swatch Group AG (a)	629	27,030
Swatch Group AG Bearer Shares (a)	40	8,595
Swiss Life Holding AG	25	20,923
Swiss Prime Site AG	65	7,309
Swisscom AG	374	244,959
Temenos AG	29	2,035
UBS Group AG	4,713	145,600
VAT Group AG (d)	57	29,110
Zurich Insurance Group AG	815	492,546
		3,745,821
UNITED KINGDOM — 2.7%
3i Group PLC	1,117	49,518
Admiral Group PLC	615	22,966
Ashtead Group PLC	261	20,256
Associated British Foods PLC	314	9,826
AstraZeneca PLC	3,800	590,655
Auto Trader Group PLC (d)	2,716	31,615
Aviva PLC	3,442	22,327
BAE Systems PLC	1,890	31,372
Barclays PLC	47,502	143,076
Barratt Developments PLC	2,501	16,059
Berkeley Group Holdings PLC	271	17,157
British American Tobacco PLC	1,582	57,804
British American Tobacco PLC ADR (a)	1,757	64,271
BT Group PLC (a)	19,892	39,463
Bunzl PLC	340	16,117
Centrica PLC	15,267	23,888
CK Hutchison Holdings Ltd.	11,500	66,180
Coca-Cola Europacific Partners PLC	142	11,183
Compass Group PLC	3,959	127,131
Croda International PLC	86	4,865
DCC PLC	188	12,848
Diageo PLC	5,273	184,108
Entain PLC	792	8,108
Halma PLC	803	28,091
Hargreaves Lansdown PLC	1,216	18,178
HSBC Holdings PLC	37,710	338,497
Imperial Brands PLC	3,077	89,687
Informa PLC	950	10,452
InterContinental Hotels Group PLC	45	4,911
Intertek Group PLC	393	27,201
J Sainsbury PLC	5,132	20,335

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
JD Sports Fashion PLC	8,297	$17,145
Kingfisher PLC	5,055	21,833
Land Securities Group PLC REIT	858	7,492
Legal & General Group PLC	6,114	18,559
Lloyds Banking Group PLC	169,616	133,778
London Stock Exchange Group PLC	266	36,465
M&G PLC	3,000	8,346
Melrose Industries PLC	502	3,068
National Grid PLC	3,792	52,390
NatWest Group PLC	15,876	73,234
Next PLC	362	47,498
Pearson PLC	610	8,293
Persimmon PLC	482	10,626
Phoenix Group Holdings PLC	581	4,360
Reckitt Benckiser Group PLC	1,860	114,192
RELX PLC	4,829	227,291
Rentokil Initial PLC	1,871	9,145
Rolls-Royce Holdings PLC (b)	2,410	17,043
Sage Group PLC	2,092	28,749
Schroders PLC	865	4,052
Segro PLC REIT	932	10,926
Severn Trent PLC	132	4,678
Smith & Nephew PLC	814	12,644
Smiths Group PLC	838	18,850
Spirax Group PLC	33	3,326
SSE PLC	963	24,323
Standard Chartered PLC	6,483	68,959
Taylor Wimpey PLC	5,045	11,118
Tesco PLC	12,825	61,706
Unilever PLC	6,464	419,565
United Utilities Group PLC	407	5,708
Vodafone Group PLC	179,619	180,795
Whitbread PLC	93	3,910
Wise PLC Class A (b)	1,270	11,439
WPP PLC	1,832	18,755
		3,808,406
UNITED STATES — 68.2%
3M Co.	1,499	204,913
A.O. Smith Corp.	308	27,668
Abbott Laboratories	1,119	127,577
AbbVie, Inc.	2,868	566,373
Adobe, Inc. (b)	1,161	601,143
Advanced Micro Devices, Inc. (b)	351	57,592
AECOM	102	10,534
AES Corp.	761	15,266
Aflac, Inc.	1,513	169,153
Agilent Technologies, Inc.	666	98,888
Air Products & Chemicals, Inc.	121	36,027
Airbnb, Inc. Class A (b)	102	12,935
Akamai Technologies, Inc. (b)	1,756	177,268
Albemarle Corp.	147	13,922
Albertsons Cos., Inc. Class A	1,156	21,363
Alexandria Real Estate Equities, Inc. REIT	115	13,656
Align Technology, Inc. (b)	29	7,375
Security Description	Shares	Value
Allegion PLC	227	$33,083
Alliant Energy Corp.	633	38,417
Allstate Corp.	532	100,894
Ally Financial, Inc.	576	20,500
Alphabet, Inc. Class A	8,600	1,426,310
Alphabet, Inc. Class C	7,472	1,249,244
Altria Group, Inc.	992	50,632
Amazon.com, Inc. (b)	2,512	468,061
Amcor PLC	10,246	116,087
Amentum Holdings, Inc. (b)	113	3,644
Ameren Corp.	1,350	118,071
American Electric Power Co., Inc.	989	101,471
American Express Co.	302	81,902
American Financial Group, Inc.	195	26,247
American Homes 4 Rent Class A, REIT	174	6,680
American International Group, Inc.	1,242	90,952
American Tower Corp. REIT	158	36,744
American Water Works Co., Inc.	98	14,332
Ameriprise Financial, Inc.	230	108,056
AMETEK, Inc.	92	15,797
Amgen, Inc.	801	258,090
Amphenol Corp. Class A	8,448	550,472
Analog Devices, Inc.	237	54,550
Annaly Capital Management, Inc. REIT (a)	434	8,710
ANSYS, Inc. (b)	20	6,373
Aon PLC Class A	622	215,206
APA Corp.	1,527	37,350
Apollo Global Management, Inc.	138	17,238
Apple, Inc.	15,794	3,680,002
Applied Materials, Inc.	2,365	477,848
AppLovin Corp. Class A (b)	20	2,611
Aptiv PLC (b)	301	21,675
Arch Capital Group Ltd. (b)	3,492	390,685
Archer-Daniels-Midland Co.	1,208	72,166
ARES Management Corp. Class A	41	6,389
Arista Networks, Inc. (b)	708	271,745
Arthur J Gallagher & Co.	891	250,701
Aspen Technology, Inc. (b)	196	46,809
Assurant, Inc.	514	102,214
AT&T, Inc.	23,690	521,180
Atmos Energy Corp.	121	16,784
Autodesk, Inc. (b)	446	122,864
Automatic Data Processing, Inc.	1,190	329,309
AutoZone, Inc. (b)	126	396,905
AvalonBay Communities, Inc. REIT	73	16,443
Avantor, Inc. (b)	422	10,917
Avery Dennison Corp.	179	39,516
Axon Enterprise, Inc. (b)	10	3,996
Baker Hughes Co.	760	27,474
Ball Corp.	209	14,193
Bank of America Corp.	11,629	461,439

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bank of New York Mellon Corp.	909	$65,321
Bath & Body Works, Inc.	182	5,809
Baxter International, Inc.	566	21,491
Becton Dickinson & Co.	445	107,289
Bentley Systems, Inc. Class B	317	16,107
Berkshire Hathaway, Inc. Class B (b)	2,158	993,241
Best Buy Co., Inc.	838	86,565
Biogen, Inc. (b)	110	21,322
BioMarin Pharmaceutical, Inc. (b)	1,521	106,911
Bio-Rad Laboratories, Inc. Class A (b)	19	6,357
Bio-Techne Corp.	41	3,277
BlackRock, Inc.	334	317,136
Blackstone, Inc.	208	31,851
Block, Inc. (b)	262	17,588
Boeing Co. (b)	133	20,221
Booking Holdings, Inc.	8	33,697
Booz Allen Hamilton Holding Corp.	1,371	223,144
Boston Scientific Corp. (b)	374	31,341
BP PLC	37,387	196,434
Bristol-Myers Squibb Co.	5,220	270,083
Broadcom, Inc.	942	162,495
Broadridge Financial Solutions, Inc.	255	54,833
Brookfield Renewable Corp. Class A (a)	82	2,680
Brown & Brown, Inc.	1,755	181,818
Brown-Forman Corp. Class B	425	20,910
BRP, Inc. (a)	51	3,039
Builders FirstSource, Inc. (b)	354	68,626
Bunge Global SA	407	39,332
Burlington Stores, Inc. (b)	34	8,958
BXP, Inc. REIT	145	11,667
Cadence Design Systems, Inc. (b)	640	173,459
Camden Property Trust REIT	59	7,288
Campbell Soup Co.	2,759	134,970
Capital One Financial Corp.	731	109,453
Cardinal Health, Inc.	1,494	165,117
Carlisle Cos., Inc.	97	43,626
Carlyle Group, Inc.	205	8,827
CarMax, Inc. (b)	271	20,970
Carnival Corp. (b)	390	7,207
Carrier Global Corp.	385	30,989
Catalent, Inc. (b)	123	7,450
Caterpillar, Inc.	1,313	513,541
Cboe Global Markets, Inc.	1,659	339,879
CBRE Group, Inc. Class A (b)	294	36,597
CDW Corp.	549	124,239
Celanese Corp.	135	18,355
Cencora, Inc.	2,391	538,166
Centene Corp. (b)	1,123	84,539
CenterPoint Energy, Inc.	553	16,269
CF Industries Holdings, Inc.	2,104	180,523
CH Robinson Worldwide, Inc.	159	17,549
Security Description	Shares	Value
Charles River Laboratories International, Inc. (b)	31	$6,106
Charles Schwab Corp.	707	45,821
Charter Communications, Inc. Class A (b)	192	62,223
Cheniere Energy, Inc.	365	65,642
Chesapeake Energy Corp.	295	24,264
Chevron Corp.	2,796	411,767
Chipotle Mexican Grill, Inc. (b)	3,217	185,364
Chord Energy Corp.	92	11,981
Chubb Ltd.	1,929	556,304
Church & Dwight Co., Inc.	2,432	254,679
Cigna Group	764	264,680
Cincinnati Financial Corp.	168	22,868
Cintas Corp.	908	186,939
Cisco Systems, Inc.	24,690	1,314,002
Citigroup, Inc.	5,015	313,939
Citizens Financial Group, Inc.	1,121	46,039
Clorox Co.	55	8,960
Cloudflare, Inc. Class A (b)	10	809
CME Group, Inc.	980	216,237
CMS Energy Corp.	1,000	70,630
CNH Industrial NV	1,919	21,203
Coca-Cola Co.	12,592	904,861
Cognizant Technology Solutions Corp. Class A	3,636	280,626
Coinbase Global, Inc. Class A (b)	34	6,058
Colgate-Palmolive Co.	2,933	304,475
Comcast Corp. Class A	5,444	227,396
Conagra Brands, Inc.	2,063	67,089
ConocoPhillips	1,228	129,284
Consolidated Edison, Inc.	5,061	527,002
Constellation Brands, Inc. Class A	51	13,142
Constellation Energy Corp.	106	27,562
Cooper Cos., Inc. (b)	143	15,779
Copart, Inc. (b)	1,908	99,979
Corebridge Financial, Inc.	563	16,417
Corning, Inc.	631	28,490
Corpay, Inc. (b)	36	11,259
Corteva, Inc.	1,030	60,554
CoStar Group, Inc. (b)	82	6,186
Costco Wholesale Corp.	1,166	1,033,682
Coterra Energy, Inc.	1,074	25,722
CRH PLC	548	50,116
Crowdstrike Holdings, Inc. Class A (b)	10	2,805
Crown Castle, Inc. REIT	194	23,014
Crown Holdings, Inc.	131	12,560
CSL Ltd.	156	30,983
CSX Corp.	4,446	153,520
Cummins, Inc.	374	121,097
CVS Health Corp.	4,127	259,506
Danaher Corp.	298	82,850
Darden Restaurants, Inc.	281	46,121
Datadog, Inc. Class A (b)	10	1,151
DaVita, Inc. (b)	51	8,360

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Dayforce, Inc. (a) (b)	31	$1,899
Deckers Outdoor Corp. (b)	390	62,186
Deere & Co.	220	91,813
Dell Technologies, Inc. Class C	132	15,647
Delta Air Lines, Inc.	169	8,584
Devon Energy Corp.	911	35,638
Dexcom, Inc. (b)	41	2,749
Diamondback Energy, Inc.	683	117,749
Dick's Sporting Goods, Inc.	164	34,227
Digital Realty Trust, Inc. REIT	154	24,922
Discover Financial Services	342	47,979
DocuSign, Inc. (b)	31	1,925
Dollar General Corp.	234	19,789
Dollar Tree, Inc. (b)	202	14,205
Dominion Energy, Inc.	1,416	81,831
Domino's Pizza, Inc.	186	80,006
DoorDash, Inc. Class A (b)	41	5,852
Dover Corp.	310	59,439
Dow, Inc.	1,084	59,219
DR Horton, Inc.	899	171,502
DraftKings, Inc. Class A (b)	31	1,215
DTE Energy Co.	201	25,810
Duke Energy Corp.	4,402	507,551
DuPont de Nemours, Inc.	383	34,129
Dynatrace, Inc. (b)	41	2,192
Eastman Chemical Co.	136	15,225
Eaton Corp. PLC	113	37,453
eBay, Inc.	261	16,994
Ecolab, Inc.	77	19,660
Edison International	415	36,142
Edwards Lifesciences Corp. (b)	1,412	93,178
Electronic Arts, Inc.	1,682	241,266
Elevance Health, Inc.	714	371,280
Eli Lilly & Co.	2,121	1,879,079
EMCOR Group, Inc.	123	52,955
Emerson Electric Co.	313	34,233
Enphase Energy, Inc. (b)	348	39,331
Entegris, Inc.	41	4,614
Entergy Corp.	248	32,639
EOG Resources, Inc.	595	73,143
EPAM Systems, Inc. (b)	129	25,675
EQT Corp.	483	17,697
Equifax, Inc.	41	12,048
Equinix, Inc. REIT	23	20,415
Equitable Holdings, Inc.	327	13,744
Equity LifeStyle Properties, Inc. REIT	55	3,924
Equity Residential REIT	210	15,637
Erie Indemnity Co. Class A	406	219,167
Essential Utilities, Inc.	186	7,174
Essex Property Trust, Inc. REIT	34	10,044
Estee Lauder Cos., Inc. Class A	125	12,461
Everest Group Ltd.	216	84,635
Evergy, Inc.	274	16,991
Eversource Energy	326	22,184
Exact Sciences Corp. (a) (b)	51	3,474
Security Description	Shares	Value
Exelon Corp.	1,151	$46,673
Expedia Group, Inc. (b)	84	12,434
Expeditors International of Washington, Inc.	420	55,188
Experian PLC	253	13,340
Extra Space Storage, Inc. REIT	114	20,542
Exxon Mobil Corp.	5,472	641,428
F5, Inc. (b)	935	205,887
FactSet Research Systems, Inc.	78	35,868
Fair Isaac Corp. (b)	29	56,362
Fastenal Co.	1,536	109,701
FedEx Corp.	335	91,683
Ferguson Enterprises, Inc.	574	113,979
Ferrovial SE	121	5,210
Fidelity National Financial, Inc.	270	16,756
Fidelity National Information Services, Inc.	295	24,706
Fifth Third Bancorp	1,022	43,782
First Citizens BancShares, Inc. Class A	71	130,707
First Solar, Inc. (b)	39	9,728
FirstEnergy Corp.	453	20,091
Fiserv, Inc. (b)	562	100,963
Ford Motor Co.	11,735	123,922
Fortinet, Inc. (b)	110	8,531
Fortive Corp.	175	13,813
Fortune Brands Innovations, Inc.	93	8,326
Fox Corp. Class A	392	16,593
Fox Corp. Class B	203	7,876
Franklin Resources, Inc.	477	9,612
Freeport-McMoRan, Inc.	785	39,187
Gaming & Leisure Properties, Inc. REIT	164	8,438
Garmin Ltd.	350	61,611
Gartner, Inc. (b)	92	46,622
GE HealthCare Technologies, Inc.	276	25,903
GE Vernova, Inc. (b)	100	25,498
Gen Digital, Inc.	5,565	152,648
General Dynamics Corp.	850	256,870
General Electric Co.	2,425	457,306
General Mills, Inc.	7,126	526,255
General Motors Co.	4,517	202,542
Genuine Parts Co.	576	80,456
GFL Environmental, Inc. (a)	113	4,513
Gilead Sciences, Inc.	3,778	316,748
Global Payments, Inc.	262	26,834
GoDaddy, Inc. Class A (b)	1,862	291,924
Goldman Sachs Group, Inc.	408	202,005
Graco, Inc.	411	35,967
GSK PLC	13,455	273,696
Haleon PLC	5,442	28,680
Halliburton Co.	719	20,887
Hartford Financial Services Group, Inc.	333	39,164
HCA Healthcare, Inc.	146	59,339
Healthpeak Properties, Inc. REIT	504	11,526

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
HEICO Corp.	7	$1,830
HEICO Corp. Class A	20	4,075
Henry Schein, Inc. (b)	149	10,862
Hershey Co.	1,264	242,410
Hess Corp.	122	16,568
Hewlett Packard Enterprise Co.	2,389	48,879
HF Sinclair Corp.	1,551	69,128
Hilton Worldwide Holdings, Inc.	41	9,451
Holcim AG	578	56,570
Hologic, Inc. (b)	180	14,663
Home Depot, Inc.	514	208,273
Honeywell International, Inc.	1,592	329,082
Hormel Foods Corp.	4,255	134,883
Host Hotels & Resorts, Inc. REIT	461	8,114
Howmet Aerospace, Inc.	100	10,025
HP, Inc.	1,572	56,388
Hubbell, Inc.	121	51,830
Humana, Inc.	769	243,573
Huntington Bancshares, Inc.	2,492	36,632
Huntington Ingalls Industries, Inc.	43	11,368
Hyatt Hotels Corp. Class A (a)	10	1,522
IDEX Corp.	160	34,320
IDEXX Laboratories, Inc. (b)	241	121,758
Illinois Tool Works, Inc.	689	180,566
Illumina, Inc. (b)	46	5,999
Incyte Corp. (b)	2,683	177,346
Ingersoll Rand, Inc.	133	13,055
Insulet Corp. (b)	10	2,328
Intel Corp.	5,759	135,106
Intercontinental Exchange, Inc.	250	40,160
International Business Machines Corp.	3,121	689,991
International Flavors & Fragrances, Inc.	169	17,733
International Paper Co.	545	26,623
Interpublic Group of Cos., Inc.	1,100	34,793
Intuit, Inc.	535	332,235
Intuitive Surgical, Inc. (b)	669	328,660
Invitation Homes, Inc. REIT	297	10,472
IQVIA Holdings, Inc. (b)	82	19,432
Iron Mountain, Inc. REIT	82	9,744
J.M. Smucker Co.	886	107,295
Jabil, Inc.	180	21,569
Jack Henry & Associates, Inc.	510	90,035
Jacobs Solutions, Inc.	113	14,792
James Hardie Industries PLC CDI (b)	1,030	41,037
JB Hunt Transport Services, Inc.	208	35,845
Johnson & Johnson	9,883	1,601,639
Johnson Controls International PLC	478	37,098
JPMorgan Chase & Co.	3,442	725,780
Juniper Networks, Inc.	4,586	178,762
Kellanova	3,887	313,720
Kenvue, Inc.	4,675	108,133
Keurig Dr. Pepper, Inc.	5,954	223,156
Security Description	Shares	Value
KeyCorp	1,769	$29,631
Keysight Technologies, Inc. (b)	1,537	244,275
Kimberly-Clark Corp.	1,145	162,911
Kimco Realty Corp. REIT	594	13,793
Kinder Morgan, Inc.	1,917	42,347
KKR & Co., Inc.	219	28,597
KLA Corp.	327	253,232
Knight-Swift Transportation Holdings, Inc.	248	13,380
Kraft Heinz Co.	8,779	308,231
Kroger Co.	7,396	423,791
L3Harris Technologies, Inc.	138	32,826
Labcorp Holdings, Inc.	103	23,018
Lam Research Corp.	357	291,341
Lamb Weston Holdings, Inc.	72	4,661
Las Vegas Sands Corp.	122	6,141
Leidos Holdings, Inc.	86	14,018
Lennar Corp. Class A	712	133,486
Lennox International, Inc.	6	3,626
Liberty Media Corp.-Liberty Formula One Class C (b)	1,054	81,611
Linde PLC	182	86,789
Live Nation Entertainment, Inc. (b)	41	4,489
LKQ Corp.	347	13,852
Lockheed Martin Corp.	1,084	633,663
Loews Corp.	2,823	223,158
Lowe's Cos., Inc.	385	104,277
LPL Financial Holdings, Inc.	201	46,759
Lululemon Athletica, Inc. (b)	313	84,933
LyondellBasell Industries NV Class A	439	42,100
M&T Bank Corp.	296	52,724
Manhattan Associates, Inc. (b)	188	52,899
Marathon Oil Corp.	1,027	27,349
Marathon Petroleum Corp.	1,538	250,556
Markel Group, Inc. (b)	105	164,701
MarketAxess Holdings, Inc.	82	21,008
Marriott International, Inc. Class A	61	15,165
Marsh & McLennan Cos., Inc.	3,191	711,880
Martin Marietta Materials, Inc.	25	13,456
Marvell Technology, Inc.	173	12,477
Masco Corp.	123	10,325
Mastercard, Inc. Class A	1,881	928,838
Match Group, Inc. (b)	170	6,433
McCormick & Co., Inc.	135	11,111
McDonald's Corp.	1,981	603,234
McKesson Corp.	1,306	645,713
Medtronic PLC	924	83,188
Merck & Co., Inc.	6,092	691,808
Meta Platforms, Inc. Class A	5,255	3,008,172
MetLife, Inc.	811	66,891
MGM Resorts International (b)	196	7,662
Microchip Technology, Inc.	1,228	98,596
Micron Technology, Inc.	549	56,937
Microsoft Corp.	7,653	3,293,086
MicroStrategy, Inc. Class A (a) (b)	10	1,686

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	72	$11,441
Moderna, Inc. (b)	286	19,113
Molina Healthcare, Inc. (b)	278	95,788
Molson Coors Beverage Co. Class B	297	17,083
Mondelez International, Inc. Class A	3,097	228,156
Monolithic Power Systems, Inc.	99	91,525
Monster Beverage Corp. (b)	1,732	90,358
Moody's Corp.	379	179,870
Morgan Stanley	1,228	128,007
Mosaic Co.	977	26,164
Motorola Solutions, Inc.	1,830	822,823
MSCI, Inc.	10	5,829
Nasdaq, Inc.	184	13,434
Nestle SA	9,714	978,367
NetApp, Inc.	507	62,620
Netflix, Inc. (b)	911	646,145
Neurocrine Biosciences, Inc. (b)	1,281	147,597
Newmont Corp.	1,186	63,392
News Corp. Class A	313	8,335
NextEra Energy, Inc.	1,001	84,615
NIKE, Inc. Class B	3,038	268,559
NiSource, Inc.	404	13,999
Nordson Corp.	115	30,202
Norfolk Southern Corp.	147	36,530
Northern Trust Corp.	223	20,077
Northrop Grumman Corp.	892	471,038
NRG Energy, Inc.	235	21,409
Nucor Corp.	400	60,136
NVIDIA Corp.	24,630	2,991,067
NVR, Inc. (b)	10	98,118
Occidental Petroleum Corp.	944	48,654
Okta, Inc. (b)	41	3,048
Old Dominion Freight Line, Inc.	499	99,121
Omnicom Group, Inc.	585	60,483
ON Semiconductor Corp. (b)	286	20,766
ONEOK, Inc.	389	35,450
Oracle Corp.	1,918	326,827
O'Reilly Automotive, Inc. (b)	273	314,387
Otis Worldwide Corp.	147	15,279
Ovintiv, Inc.	571	21,875
Owens Corning	224	39,540
PACCAR, Inc.	1,377	135,882
Packaging Corp. of America	209	45,019
Palantir Technologies, Inc. Class A (b)	102	3,794
Palo Alto Networks, Inc. (b)	650	222,170
Paramount Global Class B	1,903	20,210
Parker-Hannifin Corp.	41	25,905
Paychex, Inc.	959	128,688
Paycom Software, Inc.	127	21,154
PayPal Holdings, Inc. (b)	716	55,869
Pentair PLC	374	36,573
PepsiCo, Inc.	6,742	1,146,477
Security Description	Shares	Value
Pfizer, Inc.	9,939	$287,635
PG&E Corp.	2,184	43,178
Philip Morris International, Inc.	751	91,171
Phillips 66 Co.	1,446	190,077
Pinterest, Inc. Class A (b)	72	2,331
PNC Financial Services Group, Inc.	630	116,455
Pool Corp.	106	39,941
PPG Industries, Inc.	163	21,591
PPL Corp.	604	19,980
Principal Financial Group, Inc.	314	26,973
Procter & Gamble Co.	7,738	1,340,222
Progressive Corp.	1,865	473,262
Prologis, Inc. REIT	535	67,560
Prudential Financial, Inc.	504	61,034
PTC, Inc. (b)	559	100,989
Public Service Enterprise Group, Inc.	350	31,224
Public Storage REIT	355	129,174
PulteGroup, Inc.	658	94,443
Pure Storage, Inc. Class A (b)	31	1,557
Qiagen NV (b)	132	5,962
Qorvo, Inc. (b)	96	9,917
QUALCOMM, Inc.	2,788	474,099
Quanta Services, Inc.	51	15,206
Quest Diagnostics, Inc.	916	142,209
Raymond James Financial, Inc.	163	19,961
Realty Income Corp. REIT	553	35,071
Regency Centers Corp. REIT	123	8,884
Regeneron Pharmaceuticals, Inc. (b)	560	588,694
Regions Financial Corp.	1,770	41,294
Reliance, Inc.	73	21,112
Republic Services, Inc.	3,058	614,169
ResMed, Inc.	306	74,701
Revvity, Inc.	94	12,009
Rivian Automotive, Inc. Class A (a) (b)	415	4,656
Robinhood Markets, Inc. Class A (b)	123	2,881
ROBLOX Corp. Class A (b)	20	885
Roche Holding AG	3,763	1,207,122
Roche Holding AG Bearer Shares	228	78,221
Rockwell Automation, Inc.	292	78,390
Roku, Inc. (b)	41	3,061
Rollins, Inc.	2,207	111,630
Roper Technologies, Inc.	1,221	679,413
Ross Stores, Inc.	171	25,737
Royal Caribbean Cruises Ltd.	34	6,030
Royalty Pharma PLC Class A	297	8,402
RPM International, Inc.	61	7,381
RTX Corp.	1,025	124,189
S&P Global, Inc.	100	51,662
Salesforce, Inc.	243	66,512
Samsara, Inc. Class A (b)	10	481
Sanofi SA	3,103	356,353

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
SBA Communications Corp. REIT	35	$8,425
Schlumberger NV	960	40,272
Schneider Electric SE	227	59,840
Seagate Technology Holdings PLC	103	11,282
SEI Investments Co.	287	19,858
Sempra	546	45,662
ServiceNow, Inc. (b)	20	17,888
Shell PLC	11,534	375,175
Sherwin-Williams Co.	517	197,323
Simon Property Group, Inc. REIT	140	23,663
Skyworks Solutions, Inc.	426	42,076
Smurfit WestRock PLC	421	20,806
Smurfit WestRock PLC	320	16,045
Snap, Inc. Class A (b)	123	1,316
Snap-on, Inc.	141	40,849
Snowflake, Inc. Class A (b)	20	2,297
Solventum Corp. (b)	595	41,483
Southern Co.	7,297	658,043
Southwest Airlines Co. (a)	151	4,474
SS&C Technologies Holdings, Inc.	174	12,913
Stanley Black & Decker, Inc.	205	22,577
Starbucks Corp.	513	50,012
State Street Corp. (f)	483	42,731
Steel Dynamics, Inc.	239	30,133
Stellantis NV (e)	4,071	56,348
Stellantis NV (e)	4,348	60,211
STERIS PLC	41	9,944
Stryker Corp.	113	40,822
Sun Communities, Inc. REIT	72	9,731
Super Micro Computer, Inc. (b)	106	44,138
Swiss Re AG	3,727	515,608
Synchrony Financial	793	39,555
Synopsys, Inc. (b)	324	164,070
Sysco Corp.	492	38,406
T. Rowe Price Group, Inc.	613	66,774
Take-Two Interactive Software, Inc. (b)	51	7,839
Targa Resources Corp.	307	45,439
Target Corp.	1,330	207,294
Teledyne Technologies, Inc. (b)	168	73,527
Teleflex, Inc.	31	7,667
Tenaris SA	702	11,074
Teradyne, Inc.	336	45,000
Tesla, Inc. (b)	687	179,740
Texas Instruments, Inc.	3,335	688,911
Texas Pacific Land Corp.	57	50,430
Textron, Inc.	168	14,881
Thermo Fisher Scientific, Inc.	160	98,971
TJX Cos., Inc.	4,022	472,746
T-Mobile U.S., Inc.	4,434	915,000
Toast, Inc. Class A (b)	31	878
Toro Co.	264	22,897
Tractor Supply Co.	270	78,551
Trade Desk, Inc. Class A (b)	31	3,399
Tradeweb Markets, Inc. Class A	31	3,834
Security Description	Shares	Value
Trane Technologies PLC	517	$200,973
TransDigm Group, Inc.	10	14,271
TransUnion	90	9,423
Travelers Cos., Inc.	1,586	371,314
Trimble, Inc. (b)	123	7,637
Truist Financial Corp.	2,606	111,459
Twilio, Inc. Class A (b)	106	6,913
Tyler Technologies, Inc. (b)	6	3,502
Tyson Foods, Inc. Class A	3,137	186,840
U.S. Bancorp	2,547	116,474
Uber Technologies, Inc. (b)	232	17,437
UDR, Inc. REIT	139	6,302
U-Haul Holding Co.	110	7,920
Ulta Beauty, Inc. (b)	240	93,389
Union Pacific Corp.	1,546	381,058
United Parcel Service, Inc. Class B	697	95,029
United Rentals, Inc.	37	29,960
United Therapeutics Corp. (b)	563	201,751
UnitedHealth Group, Inc.	3,157	1,845,835
Universal Health Services, Inc. Class B	77	17,634
Valero Energy Corp.	741	100,057
Veeva Systems, Inc. Class A (b)	294	61,702
Ventas, Inc. REIT	218	13,980
Veralto Corp.	628	70,248
VeriSign, Inc. (b)	1,067	202,687
Verisk Analytics, Inc.	26	6,967
Verizon Communications, Inc.	19,143	859,712
Vertex Pharmaceuticals, Inc. (b)	1,275	592,977
Vertiv Holdings Co. Class A	47	4,676
Viatris, Inc.	3,138	36,432
VICI Properties, Inc. REIT	892	29,713
Visa, Inc. Class A	5,422	1,490,779
Vistra Corp.	123	14,580
Vulcan Materials Co.	53	13,273
W.R. Berkley Corp.	3,278	185,961
Walgreens Boots Alliance, Inc.	5,988	53,652
Walmart, Inc.	12,546	1,013,089
Walt Disney Co.	1,158	111,388
Warner Bros Discovery, Inc. (b)	9,814	80,966
Waste Connections, Inc.	2,048	366,223
Waste Management, Inc.	3,324	690,062
Waters Corp. (b)	152	54,703
Watsco, Inc.	86	42,302
WEC Energy Group, Inc.	2,843	273,440
Wells Fargo & Co.	5,238	295,895
Welltower, Inc. REIT	204	26,118
West Pharmaceutical Services, Inc.	159	47,725
Western Digital Corp. (b)	218	14,887
Westinghouse Air Brake Technologies Corp.	92	16,723
Westlake Corp.	41	6,162
Weyerhaeuser Co. REIT	712	24,108
Williams Cos., Inc.	4,727	215,788

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Williams-Sonoma, Inc.	368	$57,011
Willis Towers Watson PLC	324	95,428
Workday, Inc. Class A (b)	225	54,992
WP Carey, Inc. REIT	174	10,840
WW Grainger, Inc.	134	139,201
Wynn Resorts Ltd.	31	2,972
Xcel Energy, Inc.	1,707	111,467
Xylem, Inc.	92	12,423
Yum! Brands, Inc.	1,518	212,080
Zebra Technologies Corp. Class A (b)	31	11,480
Zillow Group, Inc. Class C (b)	61	3,895
Zimmer Biomet Holdings, Inc.	151	16,300
Zoetis, Inc.	1,192	232,893
Zoom Video Communications, Inc. Class A (b)	144	10,043
		96,634,277
ZAMBIA — 0.0% (c)
First Quantum Minerals Ltd. (a) (b)	846	11,548
TOTAL COMMON STOCKS (Cost $107,892,335)		141,042,235

WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (g) (Cost $0)	61	—
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (h) (i)	280,362	280,362
State Street Navigator Securities Lending Portfolio II (f) (j)	3,398,759	3,398,759
TOTAL SHORT-TERM INVESTMENTS (Cost $3,679,121)		3,679,121
TOTAL INVESTMENTS — 102.2% (Cost $111,571,456)		144,721,356
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(3,050,208)
NET ASSETS — 100.0%		$141,671,148

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2024.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$141,042,235	$—	$—	$141,042,235
Warrants	—	—	0(a)	0
Short-Term Investments	3,679,121	—	—	3,679,121
TOTAL INVESTMENTS	$144,721,356	$—	$0	$144,721,356
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	20.6%
Financials	16.6
Health Care	14.8
Industrials	10.5
Communication Services	10.4
Consumer Staples	9.5
Consumer Discretionary	6.7
Energy	3.4
Utilities	3.3
Materials	3.0
Real Estate	0.8
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	370	$24,775	$12,118	$3,886	$(173)	$9,897	483	$42,731	$897
State Street Institutional Liquid Reserves Fund, Premier Class	139,180	139,208	6,016,393	6,155,635	28	6	—	—	11,647
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	310,270	29,908	—	—	280,362	280,362	612
State Street Navigator Securities Lending Portfolio II	2,667,879	2,667,879	19,702,809	18,971,929	—	—	3,398,759	3,398,759	11,795
Total		$2,831,862	$26,041,590	$25,161,358	$(145)	$9,903		$3,721,852	$24,951
See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 101.5%
CHINA — 37.5%
360 Security Technology, Inc. Class A	14,000	$17,623
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,300	44,247
3SBio, Inc. (a)	17,500	15,478
5I5J Holding Group Co. Ltd. Class A (b)	64,400	34,415
AAC Technologies Holdings, Inc.	40,000	164,274
Addsino Co. Ltd. Class A (b)	22,100	24,662
Advanced Technology & Materials Co. Ltd. Class A	192,500	269,002
AECC Aero-Engine Control Co. Ltd. Class A	72,200	226,442
AECC Aviation Power Co. Ltd. Class A	9,500	56,047
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	28,467	46,207
Agora, Inc. ADR (b)	1,171	2,822
Agricultural Bank of China Ltd. Class H	1,530,703	721,258
Air China Ltd. Class H (b) (c)	213,414	119,243
Airtac International Group	12,088	348,738
AK Medical Holdings Ltd. (a)	10,000	6,759
Akeso, Inc. (a) (b) (c)	31,000	273,782
Alibaba Group Holding Ltd.	674,304	9,549,204
A-Living Smart City Services Co. Ltd. (a) (c)	13,750	6,143
All Winner Technology Co. Ltd. Class A	13,140	53,321
Alpha Group Class A (b)	28,600	27,666
Alphamab Oncology (a) (b)	36,000	21,876
Aluminum Corp. of China Ltd. Class H	394,304	313,717
Angang Steel Co. Ltd. Class H (b)	201,616	40,232
Anhui Conch Cement Co. Ltd. Class H (c)	98,860	290,821
Anhui Expressway Co. Ltd. Class H	32,000	38,890
Anhui Guangxin Agrochemical Co. Ltd. Class A	35,900	65,402
Anhui Gujing Distillery Co. Ltd. Class B	8,500	137,007
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,060	15,313
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	67,680	44,291
Anhui Jinhe Industrial Co. Ltd. Class A	10,700	38,757
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	31,680	42,278
Security Description	Shares	Value
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	36,600	$36,084
ANTA Sports Products Ltd.	65,525	796,760
Antong Holdings Co. Ltd. Class A (b)	223,300	83,275
Aotecar New Energy Technology Co. Ltd. Class A	161,600	65,345
Apeloa Pharmaceutical Co. Ltd. Class A	21,900	53,947
Ascentage Pharma Group International (a) (b) (c)	5,400	28,677
Autohome, Inc. ADR	3,201	104,417
Avary Holding Shenzhen Co. Ltd. Class A	8,000	40,888
AviChina Industry & Technology Co. Ltd. Class H	252,000	123,283
Avicopter PLC Class A	34,200	203,871
Bafang Electric Suzhou Co. Ltd. Class A	3,328	10,024
BAIC Motor Corp. Ltd. Class H (a)	115,000	33,312
Baidu, Inc. Class A (b)	107,990	1,468,136
Bank of China Ltd. Class H	3,730,466	1,762,576
Bank of Communications Co. Ltd. Class H	1,131,975	868,564
Bank of Jiangsu Co. Ltd. Class A	79,750	95,718
Bank of Nanjing Co. Ltd. Class A	53,900	84,331
Bank of Ningbo Co. Ltd. Class A	30,860	113,322
Bank of Shanghai Co. Ltd. Class A	47,300	53,324
Baoshan Iron & Steel Co. Ltd. Class A	78,500	77,842
BBMG Corp. Class H (c)	125,000	12,874
Beibuwan Port Co. Ltd. Class A	30,900	36,292
BeiGene Ltd. (b)	35,875	668,312
Beijing BDStar Navigation Co. Ltd. Class A	28,100	112,020
Beijing Capital International Airport Co. Ltd. Class H (b)	58,000	21,654
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	3,895
Beijing Easpring Material Technology Co. Ltd. Class A	21,000	129,985
Beijing Enterprises Holdings Ltd.	43,500	156,247
Beijing Enterprises Water Group Ltd.	280,000	87,235
Beijing Jetsen Technology Co. Ltd. Class A (b)	148,100	116,175
Beijing Leike Defense Technology Co. Ltd. Class A (b)	246,500	150,746
Beijing Shiji Information Technology Co. Ltd. Class A	20,959	21,951
Beijing SL Pharmaceutical Co. Ltd. Class A	20,600	23,312

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
BGI Genomics Co. Ltd. Class A	400	$2,710
Biem.L.Fdlkk Garment Co. Ltd. Class A	14,160	49,104
Bilibili, Inc. Class Z (b)	11,484	286,527
Blue Sail Medical Co. Ltd. Class A (b)	21,100	16,039
BOE Technology Group Co. Ltd. Class A	99,000	63,231
BOE Technology Group Co. Ltd. Class B	110,600	39,299
Bosideng International Holdings Ltd.	116,000	66,606
B-Soft Co. Ltd. Class A	103,410	71,958
BTG Hotels Group Co. Ltd. Class A	14,400	30,452
BYD Co. Ltd. Class H	54,827	2,003,206
BYD Electronic International Co. Ltd.	45,000	188,574
Canaan, Inc. ADR (b) (c)	4,653	4,700
CanSino Biologics, Inc. Class H (a) (b) (c)	4,000	14,677
CECEP Solar Energy Co. Ltd. Class A	68,900	50,405
CECEP Wind-Power Corp. Class A	357,000	167,822
CETC Cyberspace Security Technology Co. Ltd. Class A	8,900	21,491
CETC Digital Technology Co. Ltd. Class A	13,800	41,428
CETC Potevio Science&Technology Co. Ltd. Class A	18,996	57,026
CGN New Energy Holdings Co. Ltd. (c)	70,000	23,251
CGN Nuclear Technology Development Co. Ltd. Class A (b)	34,900	35,356
CGN Power Co. Ltd. Class H (a)	723,000	279,240
Changchun Faway Automobile Components Co. Ltd. Class A	27,490	35,233
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	600	9,421
Changjiang Securities Co. Ltd. Class A	41,000	42,297
Chengdu Hongqi Chain Co. Ltd. Class A	58,197	43,989
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	26,039
Chengxin Lithium Group Co. Ltd. Class A	8,000	17,478
China Baoan Group Co. Ltd. Class A	47,400	65,086
China Cinda Asset Management Co. Ltd. Class H	634,600	88,235
China CITIC Bank Corp. Ltd. Class H	464,341	296,509
Security Description	Shares	Value
China Coal Energy Co. Ltd. Class H	72,000	$89,913
China Communications Services Corp. Ltd. Class H	66,000	35,772
China Conch Environment Protection Holdings Ltd.	84,583	10,236
China Conch Venture Holdings Ltd.	84,583	83,521
China Construction Bank Corp. Class H	4,510,647	3,414,561
China Dongxiang Group Co. Ltd.	244,000	10,995
China Eastern Airlines Corp. Ltd. Class H (b) (c)	102,000	31,385
China Education Group Holdings Ltd.	25,181	17,700
China Everbright Bank Co. Ltd. Class A	159,030	81,803
China Everbright Environment Group Ltd.	234,000	112,971
China Everbright Ltd.	58,000	38,082
China Feihe Ltd. (a)	92,000	69,644
China Galaxy Securities Co. Ltd. Class A	22,300	49,038
China Galaxy Securities Co. Ltd. Class H	201,100	187,961
China Gas Holdings Ltd.	148,200	137,945
China Great Wall Securities Co. Ltd. Class A	16,600	21,798
China International Capital Corp. Ltd. Class H (a) (c)	49,200	88,044
China International Marine Containers Group Co. Ltd. Class H	84,900	67,002
China Jinmao Holdings Group Ltd. (c)	289,552	43,615
China Kings Resources Group Co. Ltd. Class A	24,611	103,597
China Lesso Group Holdings Ltd.	83,000	42,208
China Life Insurance Co. Ltd. Class H	464,261	933,602
China Lilang Ltd.	39,000	21,138
China Literature Ltd. (a) (b)	5,000	20,856
China Longyuan Power Group Corp. Ltd. Class H	274,637	249,268
China Medical System Holdings Ltd.	89,000	102,549
China Meheco Group Co. Ltd. Class A	26,380	43,912
China Meidong Auto Holdings Ltd. (c)	14,000	5,209
China Mengniu Dairy Co. Ltd.	194,041	467,147
China Merchants Bank Co. Ltd. Class A	90,645	487,117
China Merchants Bank Co. Ltd. Class H	147,946	734,254

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Merchants Port Holdings Co. Ltd.	168,831	$269,086
China Merchants Securities Co. Ltd. Class A	27,766	77,125
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	29,000	50,760
China Minsheng Banking Corp. Ltd. Class H	290,220	118,442
China National Accord Medicines Corp. Ltd. Class B	36,490	69,151
China National Building Material Co. Ltd. Class H (c)	236,000	103,910
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	13,900	40,973
China Oilfield Services Ltd. Class H	70,557	64,948
China Overseas Land & Investment Ltd.	207,669	425,631
China Overseas Property Holdings Ltd.	127,361	101,495
China Pacific Insurance Group Co. Ltd. Class A	13,500	75,422
China Pacific Insurance Group Co. Ltd. Class H	163,397	589,008
China Petroleum & Chemical Corp. Class H	1,043,421	650,165
China Power International Development Ltd. (c)	404,000	192,963
China Railway Group Ltd. Class H	358,000	188,045
China Rare Earth Resources & Technology Co. Ltd. Class A	13,800	55,822
China Resources Beer Holdings Co. Ltd.	103,590	453,435
China Resources Building Materials Technology Holdings Ltd.	34,000	9,630
China Resources Gas Group Ltd.	49,700	200,592
China Resources Land Ltd.	161,232	594,695
China Resources Medical Holdings Co. Ltd. (c)	36,000	20,115
China Resources Power Holdings Co. Ltd.	167,695	455,535
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	10,630	72,313
China Shenhua Energy Co. Ltd. Class H	232,523	1,049,235
China South City Holdings Ltd. (b) (c)	184,000	5,898
China Southern Airlines Co. Ltd. Class H (b)	148,000	70,689
China State Construction Engineering Corp. Ltd. Class A	111,400	98,369
Security Description	Shares	Value
China Taiping Insurance Holdings Co. Ltd.	70,341	$113,198
China Testing & Certification International Group Co. Ltd. Class A	43,156	42,363
China Tourism Group Duty Free Corp. Ltd. Class A	8,000	88,246
China Tower Corp. Ltd. Class H (a)	2,146,000	284,568
China TransInfo Technology Co. Ltd. Class A	20,700	27,891
China Travel International Investment Hong Kong Ltd.	138,000	20,787
China Vanke Co. Ltd. Class A (b)	38,200	53,054
China Vanke Co. Ltd. Class H (b) (c)	79,600	76,346
China Yangtze Power Co. Ltd. Class A	93,500	401,460
China Yongda Automobiles Services Holdings Ltd. (c)	52,500	12,504
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,000	74,877
Chinasoft International Ltd. (c)	110,000	73,923
Chlitina Holding Ltd.	19,573	94,629
Chongqing Brewery Co. Ltd. Class A	6,300	63,129
Chongqing Changan Automobile Co. Ltd. Class A	23,754	50,504
Chongqing Changan Automobile Co. Ltd. Class B	111,556	56,011
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	46,711	72,016
Chongqing Gas Group Corp. Ltd. Class A	125,200	108,945
Chongqing Rural Commercial Bank Co. Ltd. Class H	114,000	59,146
Chongqing Zhifei Biological Products Co. Ltd. Class A	10,600	50,557
Chongqing Zongshen Power Machinery Co. Ltd. Class A	40,000	84,302
Chow Tai Seng Jewellery Co. Ltd. Class A	19,032	35,869
CITIC Ltd.	336,000	397,101
CITIC Resources Holdings Ltd.	2,000	104
CITIC Securities Co. Ltd. Class A	32,175	125,047
CITIC Securities Co. Ltd. Class H	143,350	379,252
CITIC Telecom International Holdings Ltd.	113,000	34,915
CMOC Group Ltd. Class H	246,000	241,645
CMST Development Co. Ltd. Class A	69,100	52,526
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	76,335	47,119
Consun Pharmaceutical Group Ltd.	92,400	84,579

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Contemporary Amperex Technology Co. Ltd. Class A	17,081	$614,766
COSCO SHIPPING Development Co. Ltd. Class H	689,339	92,296
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	145,215	177,044
COSCO SHIPPING Holdings Co. Ltd. Class A	121,700	273,182
COSCO SHIPPING Holdings Co. Ltd. Class H	86,450	145,131
COSCO SHIPPING Ports Ltd. (c)	37,729	23,024
Country Garden Services Holdings Co. Ltd.	45,865	38,440
CQ Pharmaceutical Holding Co. Ltd. Class A	50,700	41,727
CSC Financial Co. Ltd. Class A	11,300	43,368
CSG Holding Co. Ltd. Class B	114,450	38,310
CSPC Pharmaceutical Group Ltd.	474,320	369,441
CStone Pharmaceuticals (a) (b)	35,000	8,787
CTS International Logistics Corp. Ltd. Class A	43,380	39,483
Daan Gene Co. Ltd. Class A	38,960	35,739
Dada Nexus Ltd. ADR (b)	640	1,216
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	331,200	227,152
Daqo New Energy Corp. ADR (b)	2,519	51,312
Datang International Power Generation Co. Ltd. Class H	178,000	36,666
Dazhong Transportation Group Co. Ltd. Class B	67,250	14,190
Deppon Logistics Co. Ltd. Class A	19,700	42,982
DHC Software Co. Ltd. Class A	57,900	47,322
Digital China Group Co. Ltd. Class A	19,200	84,441
Digital China Information Service Group Co. Ltd. Class A	26,100	42,253
Do-Fluoride New Materials Co. Ltd. Class A	9,220	16,494
Dongfang Electric Corp. Ltd. Class H (c)	6,000	8,203
Dongfeng Motor Group Co. Ltd. Class H (c)	256,468	83,536
Dongyue Group Ltd.	71,000	71,023
Double Medical Technology, Inc. Class A	8,300	37,428
East Buy Holding Ltd. (a) (b) (c)	22,000	55,967
East Money Information Co. Ltd. Class A	11,100	32,196
Ecovacs Robotics Co. Ltd. Class A	8,100	59,269
Eve Energy Co. Ltd. Class A	18,400	128,246
Security Description	Shares	Value
Everbright Securities Co. Ltd. Class A	20,400	$56,111
Far East Horizon Ltd. (c)	158,000	115,741
FAW Jiefang Group Co. Ltd. Class A	27,800	36,822
FIH Mobile Ltd. (b) (c)	114,000	13,209
First Tractor Co. Ltd. Class H	40,000	43,257
Flat Glass Group Co. Ltd. Class A	19,400	56,049
Flat Glass Group Co. Ltd. Class H (c)	19,000	31,995
Focus Media Information Technology Co. Ltd. Class A	64,000	64,652
Foran Energy Group Co. Ltd. Class A	34,728	56,965
Foshan Haitian Flavouring & Food Co. Ltd. Class A	19,401	133,532
Foxconn Industrial Internet Co. Ltd. Class A	79,100	284,702
Fufeng Group Ltd. (c)	63,000	39,094
Fujian Star-net Communication Co. Ltd. Class A	43,800	104,202
Fujian Sunner Development Co. Ltd. Class A	10,900	21,602
Full Truck Alliance Co. Ltd. ADR	22,713	204,644
Fuyao Glass Industry Group Co. Ltd. Class A	19,200	159,665
Ganfeng Lithium Group Co. Ltd. Class A	10,380	51,124
Ganfeng Lithium Group Co. Ltd. Class H (a)	14,200	40,950
Gaotu Techedu, Inc. ADR (b) (c)	5,490	21,521
GCL System Integration Technology Co. Ltd. Class A (b)	56,800	18,748
GCL Technology Holdings Ltd. (b)	181,000	32,623
GDS Holdings Ltd. Class A (b)	28,420	79,946
Geely Automobile Holdings Ltd.	300,709	471,533
Genimous Technology Co. Ltd. Class A (b)	32,500	36,361
Genscript Biotech Corp. (b) (c)	52,000	93,322
Getein Biotech, Inc. Class A	24,328	30,763
GF Securities Co. Ltd. Class H	60,400	83,825
Giant Network Group Co. Ltd. Class A	16,700	28,181
GigaDevice Semiconductor, Inc. Class A (b)	3,528	44,547
Ginlong Technologies Co. Ltd. Class A	2,800	33,286
GoerTek, Inc. Class A	19,700	63,812
Goke Microelectronics Co. Ltd. Class A	6,700	59,967
Golden Solar New Energy Technology Holdings Ltd. (b)	52,000	19,414
Goldenmax International Group Ltd. Class A	123,500	140,641

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Goldwind Science & Technology Co. Ltd. Class A	26,100	$37,367
Goldwind Science & Technology Co. Ltd. Class H	16,059	12,115
GoodWe Technologies Co. Ltd. Class A	3,373	29,346
Gotion High-tech Co. Ltd. Class A	34,300	113,212
Grandblue Environment Co. Ltd. Class A	33,828	105,612
Great Wall Motor Co. Ltd. Class H	197,992	369,602
Gree Real Estate Co. Ltd. Class A (b)	48,500	44,421
Greentown China Holdings Ltd.	60,500	71,346
Grinm Advanced Materials Co. Ltd. Class A	22,200	34,512
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	90,000	95,161
Guangdong Haid Group Co. Ltd. Class A	7,700	52,832
Guangdong Hongda Holdings Group Co. Ltd. Class A	14,400	49,587
Guangdong Investment Ltd.	184,000	123,891
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	6,203
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	25,100	56,558
Guangshen Railway Co. Ltd. Class H	36,500	10,479
Guangzhou Automobile Group Co. Ltd. Class H (c)	194,844	76,508
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (c)	46,000	121,995
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,500	25,022
Guangzhou Haige Communications Group, Inc. Co. Class A	111,500	169,194
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,992	36,905
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	120,976	23,050
Guangzhou Restaurant Group Co. Ltd. Class A	12,000	29,851
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,120	24,134
Guizhou Panjiang Refined Coal Co. Ltd. Class A	70,684	59,285
Guocheng Mining Co. Ltd. Class A	29,400	51,208
Guolian Securities Co. Ltd. Class A	1,500	2,696
Security Description	Shares	Value
Guosen Securities Co. Ltd. Class A	26,900	$45,470
Guosheng Financial Holding, Inc. Class A (b)	1,900	3,377
Guotai Junan Securities Co. Ltd. Class A	25,000	52,510
H World Group Ltd.	93,820	367,791
Haidilao International Holding Ltd. (a)	35,000	85,883
Haier Smart Home Co. Ltd. Class A	21,000	96,469
Haier Smart Home Co. Ltd. Class H	114,898	461,515
Hainan Strait Shipping Co. Ltd. Class A	167,475	138,313
Haisco Pharmaceutical Group Co. Ltd. Class A	13,400	70,766
Haitian International Holdings Ltd.	35,000	112,649
Haitong Securities Co. Ltd. Class A	20,700	25,939
Haitong Securities Co. Ltd. Class H (c)	188,000	87,790
Hangcha Group Co. Ltd. Class A	36,904	114,635
Hangjin Technology Co. Ltd. Class A	3,900	10,950
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,300	44,959
Hangzhou Great Star Industrial Co. Ltd. Class A	30,200	135,279
Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,700	53,009
Hangzhou Robam Appliances Co. Ltd. Class A	10,100	33,452
Hangzhou Silan Microelectronics Co. Ltd. Class A (b)	13,800	44,602
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,200	80,832
Han's Laser Technology Industry Group Co. Ltd. Class A	8,200	27,569
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	40,000	107,885
Harbin Boshi Automation Co. Ltd. Class A	24,689	51,857
Health & Happiness H&H International Holdings Ltd.	13,000	19,113
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,000	9,953
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,150	25,443
Hello Group, Inc. ADR	8,660	65,903
Henan Lingrui Pharmaceutical Co. Class A	26,300	93,120
Henan Shuanghui Investment & Development Co. Ltd. Class A	14,000	54,190
Henan Yicheng New Energy Co. Ltd. Class A (b)	147,800	96,511

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Henan Yuguang Gold & Lead Co. Ltd. Class A	25,800	$25,952
Hengan International Group Co. Ltd.	45,500	156,987
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	30,300	61,434
Hengli Petrochemical Co. Ltd. Class A	20,300	45,423
Hexing Electrical Co. Ltd. Class A	14,000	95,318
Hiconics Eco-energy Technology Co. Ltd. Class A (b)	528,700	404,156
Hisense Home Appliances Group Co. Ltd. Class A	27,500	139,491
Horizon Construction Development Ltd. (b)	33	7
Hoyuan Green Energy Co. Ltd. Class A	16,135	39,100
Hua Hong Semiconductor Ltd. (a)	25,000	67,267
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	4,535
Huadian Power International Corp. Ltd. Class H (c)	116,000	66,008
Huadong Medicine Co. Ltd. Class A	11,900	59,494
Huafon Chemical Co. Ltd. Class A	47,400	56,891
Hualan Biological Engineering, Inc. Class A	14,944	38,243
Huaneng Power International, Inc. Class H	362,472	222,593
Huangshan Tourism Development Co. Ltd. Class B	43,000	33,798
Huatai Securities Co. Ltd. Class A	38,700	97,322
Huatai Securities Co. Ltd. Class H (a)	39,800	64,151
Huayu Automotive Systems Co. Ltd. Class A	13,900	35,611
Hubei Biocause Pharmaceutical Co. Ltd. Class A (b)	45,400	24,067
Hubei Dinglong Co. Ltd. Class A (b)	4,800	16,357
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,100	138,641
Hunan Aihua Group Co. Ltd. Class A	12,000	25,925
Hundsun Technologies, Inc. Class A	14,018	45,808
HUYA, Inc. ADR	3,168	16,157
Hytera Communications Corp. Ltd. Class A (b)	145,300	138,477
HyUnion Holding Co. Ltd. Class A (b)	161,000	142,627
Iflytek Co. Ltd. Class A	9,000	57,148
IKD Co. Ltd. Class A	20,000	44,437
Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	3,670,028	$2,192,331
Industrial Bank Co. Ltd. Class A	77,000	212,011
INESA Intelligent Tech, Inc. Class B	304,900	177,147
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	35,900	101,617
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	107,900	70,765
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	16,200	67,289
Inner Mongolia Yitai Coal Co. Ltd. Class B	123,481	264,743
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	35,900	34,573
InnoCare Pharma Ltd. (a) (b) (c)	25,000	21,693
Innovent Biologics, Inc. (a) (b)	45,500	275,900
Intco Medical Technology Co. Ltd. Class A	4,780	19,144
iQIYI, Inc. ADR (b) (c)	13,580	38,839
JA Solar Technology Co. Ltd. Class A	17,884	34,625
Jason Furniture Hangzhou Co. Ltd. Class A	8,210	36,448
JD Health International, Inc. (a) (b)	42,500	191,503
JD.com, Inc. Class A	112,047	2,410,435
Jiajiayue Group Co. Ltd. Class A	15,600	21,488
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,300	20,287
Jiangsu Expressway Co. Ltd. Class H	200,299	202,942
Jiangsu Guotai International Group Co. Ltd. Class A	80,300	89,150
Jiangsu Hengli Hydraulic Co. Ltd. Class A	7,982	71,852
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	27,956	208,912
Jiangsu Hoperun Software Co. Ltd. Class A (b)	13,800	73,686
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	59,651
Jiangsu Shagang Co. Ltd. Class A	70,400	60,153
Jiangsu Yanghe Distillery Co. Ltd. Class A	5,700	80,785
Jiangsu Yangnong Chemical Co. Ltd. Class A	7,980	70,694
Jiangsu Yoke Technology Co. Ltd. Class A	19,900	174,528
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	13,497	73,824
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	42,100	1,684
Jiangxi Copper Co. Ltd. Class H	148,578	302,608

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	16,400	$67,066
JinkoSolar Holding Co. Ltd. ADR (c)	1,181	31,674
Jinneng Science&Technology Co. Ltd. Class A	116,800	98,465
JiuGui Liquor Co. Ltd. Class A	400	2,954
Jizhong Energy Resources Co. Ltd. Class A	102,400	97,445
JL Mag Rare-Earth Co. Ltd. Class A	4,920	10,151
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	25,100	42,571
Joinn Laboratories China Co. Ltd. Class A	22,032	56,822
Jointown Pharmaceutical Group Co. Ltd. Class A	50,531	41,443
Joy City Property Ltd.	60,000	1,823
Joyoung Co. Ltd. Class A	19,100	31,303
JOYY, Inc. ADR (b)	2,298	83,280
Juewei Food Co. Ltd. Class A	7,800	18,980
Kama Co. Ltd. Class B (b)	171,649	5,149
Kandi Technologies Group, Inc. (b) (c)	3,226	6,646
Kanzhun Ltd. ADR	10,556	183,252
KE Holdings, Inc. ADR	26,182	521,284
Keshun Waterproof Technologies Co. Ltd. Class A (b)	6,020	5,273
Kingboard Holdings Ltd.	60,200	152,680
KingClean Electric Co. Ltd. Class A (b)	14,340	49,360
Kingdee International Software Group Co. Ltd. (b)	136,000	157,580
Kingsoft Cloud Holdings Ltd. (b) (c)	6,390	1,399
Kingsoft Corp. Ltd.	58,200	221,411
Kuaishou Technology (a) (b)	79,694	562,757
Kuang-Chi Technologies Co. Ltd. Class A (b)	25,100	89,588
Kunlun Energy Co. Ltd.	248,000	256,062
Kweichow Moutai Co. Ltd. Class A	4,871	1,216,593
LB Group Co. Ltd. Class A	3,800	11,277
Lee & Man Paper Manufacturing Ltd.	125,000	44,899
Lenovo Group Ltd.	405,703	553,647
Lens Technology Co. Ltd. Class A	7,700	22,499
LexinFintech Holdings Ltd. ADR	4,238	11,527
Li Auto, Inc. Class A (b)	52,028	724,072
Li Ning Co. Ltd.	127,257	322,750
Lier Chemical Co. Ltd. Class A (b)	64,960	81,494
Lifetech Scientific Corp. (b) (c)	142,000	31,809
Lingyi iTech Guangdong Co. Class A	32,800	35,196
Security Description	Shares	Value
Livzon Pharmaceutical Group, Inc. Class H	23,397	$89,009
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	4,800	12,558
Longfor Group Holdings Ltd. (a) (c)	77,476	150,015
LONGi Green Energy Technology Co. Ltd. Class A	41,412	103,905
Luenmei Quantum Co. Ltd. Class A	112,300	94,992
Lufax Holding Ltd. ADR	1,944	6,785
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	331
Luxshare Precision Industry Co. Ltd. Class A	35,908	222,980
Luye Pharma Group Ltd. (a) (b)	115,000	49,598
Luzhou Laojiao Co. Ltd. Class A	7,000	149,729
Maanshan Iron & Steel Co. Ltd. Class A (b)	151,000	51,350
Mango Excellent Media Co. Ltd. Class A	1,400	5,265
Maxscend Microelectronics Co. Ltd. Class A	2,592	34,402
Mayinglong Pharmaceutical Group Co. Ltd. Class A	14,200	55,350
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	37,000	22,892
Meituan Class B (a) (b)	214,717	4,754,596
Metallurgical Corp. of China Ltd. Class H (c)	248,000	50,765
Microport Scientific Corp. (b) (c)	41,363	41,962
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	6,800	58,141
Ming Yuan Cloud Group Holdings Ltd.	25,000	10,138
MINISO Group Holding Ltd. ADR (c)	4,145	72,703
Minth Group Ltd. (b)	58,000	119,472
MLS Co. Ltd. Class A	23,600	29,944
Montnets Cloud Technology Group Co. Ltd. Class A	15,300	18,451
Muyuan Foods Co. Ltd. Class A (b)	23,314	154,268
NanJi E-Commerce Co. Ltd. Class A	31,100	14,620
Nanjing Hanrui Cobalt Co. Ltd. Class A	38,400	185,727
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	15,747	32,738
NARI Technology Co. Ltd. Class A	35,636	140,891
NAURA Technology Group Co. Ltd. Class A	700	36,605
NavInfo Co. Ltd. Class A (b)	21,300	28,548
NetDragon Websoft Holdings Ltd.	36,000	54,041

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
NetEase, Inc.	85,370	$1,654,095
New China Life Insurance Co. Ltd. Class A	8,100	53,725
New China Life Insurance Co. Ltd. Class H	45,400	141,738
New Hope Liuhe Co. Ltd. Class A (b)	23,100	34,360
New Oriental Education & Technology Group, Inc.	78,510	626,665
Newborn Town, Inc. (b)	74,000	34,964
Newland Digital Technology Co. Ltd. Class A	14,699	35,935
Ningbo Huaxiang Electronic Co. Ltd. Class A	16,800	35,047
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	18,919
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,100	140,085
Ningbo Tuopu Group Co. Ltd. Class A	25,855	170,898
Ningbo Xusheng Group Co. Ltd. Class A	15,908	24,912
NIO, Inc. ADR (b)	62,498	417,487
Niu Technologies ADR (b) (c)	2,189	5,035
Noah Holdings Ltd. ADR	1,625	20,036
Nongfu Spring Co. Ltd. Class H (a) (c)	36,400	160,268
Offcn Education Technology Co. Ltd. Class A (b)	22,500	8,841
Offshore Oil Engineering Co. Ltd. Class A	23,500	19,542
Oppein Home Group, Inc. Class A	7,980	71,264
Orient Securities Co. Ltd. Class A	32,256	51,205
PCI Technology Group Co. Ltd. Class A	40,290	27,115
PDD Holdings, Inc. ADR (b)	30,605	4,125,860
People's Insurance Co. Group of China Ltd. Class A	21,200	22,537
People's Insurance Co. Group of China Ltd. Class H	313,000	149,499
Perfect World Co. Ltd. Class A	15,000	20,575
PetroChina Co. Ltd. Class A	239,700	308,930
PetroChina Co. Ltd. Class H	607,208	495,616
Pharmaron Beijing Co. Ltd. Class A	11,100	48,136
PhiChem Corp. Class A	8,900	18,274
PICC Property & Casualty Co. Ltd. Class H	490,433	727,362
Ping An Bank Co. Ltd. Class A	87,400	152,480
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	20,200	37,708
Ping An Insurance Group Co. of China Ltd. Class A	26,800	218,615
Ping An Insurance Group Co. of China Ltd. Class H	287,182	1,854,159
Security Description	Shares	Value
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	73,500	$115,102
Poly Developments & Holdings Group Co. Ltd. Class A	38,200	60,204
Poly Property Group Co. Ltd. (c)	168,155	38,534
Pop Mart International Group Ltd. (a)	15,200	104,203
Postal Savings Bank of China Co. Ltd. Class H (a)	245,000	146,669
Pylon Technologies Co. Ltd. Class A	2,282	16,469
Qianhe Condiment & Food Co. Ltd. Class A	22,248	44,536
Qifu Technology, Inc. ADR	2,634	78,520
Qingdao East Steel Tower Stock Co. Ltd. Class A	118,700	116,179
Qudian, Inc. ADR (b)	7,816	16,648
Rainbow Digital Commercial Co. Ltd. Class A	25,100	17,860
Red Avenue New Materials Group Co. Ltd. Class A	2,100	9,539
RLX Technology, Inc. ADR	36,302	65,707
Roshow Technology Co. Ltd. Class A (b)	136,300	125,615
SAIC Motor Corp. Ltd. Class A	24,500	51,215
Sailun Group Co. Ltd. Class A	50,700	116,198
Sany Heavy Industry Co. Ltd. Class A	30,100	81,200
Satellite Chemical Co. Ltd. Class A	41,091	109,617
Seazen Group Ltd. (b) (c)	46,952	15,353
Seazen Holdings Co. Ltd. Class A (b)	12,000	24,622
SF Holding Co. Ltd. Class A	9,900	63,627
Shaanxi Coal Industry Co. Ltd. Class A	43,900	172,999
Shandong Chenming Paper Holdings Ltd. Class H (b)	34,850	8,480
Shandong Dawn Polymer Co. Ltd. Class A	128,100	201,156
Shandong Denghai Seeds Co. Ltd. Class A	30,700	42,374
Shandong Gold Mining Co. Ltd. Class A	24,460	102,367
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	12,900	85,304
Shandong Linglong Tyre Co. Ltd. Class A	12,600	36,259
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	126,400	91,454
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	22,300	53,690
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	20,260	27,385

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shanghai AtHub Co. Ltd. Class A	30,354	$69,741
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	21,536	70,929
Shanghai Baosight Software Co. Ltd. Class A	13,957	65,790
Shanghai Baosight Software Co. Ltd. Class B	69,514	119,216
Shanghai Belling Co. Ltd. Class A	50,900	184,948
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	88,800	51,060
Shanghai Daimay Automotive Interior Co. Ltd. Class A	39,320	61,688
Shanghai Electric Group Co. Ltd. Class H (b)	258,418	58,221
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	31,551	38,725
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,300	32,815
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	17,500	35,101
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	54,612
Shanghai Haixin Group Co. Class B	148,013	39,075
Shanghai Haohai Biological Technology Co. Ltd. Class H (a) (c)	9,300	43,342
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	4,073
Shanghai Industrial Holdings Ltd.	25,000	39,009
Shanghai International Airport Co. Ltd. Class A	9,800	53,798
Shanghai International Port Group Co. Ltd. Class A	77,600	72,071
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	20,300	34,894
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	6,914	31,405
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	122,064	69,821
Shanghai M&G Stationery, Inc. Class A	7,496	37,926
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	38,684	39,380
Shanghai Medicilon, Inc. Class A (b)	3,345	17,197
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	14,600	44,121
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	39,700	64,808
Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	57,600	$83,372
Shanghai Putailai New Energy Technology Co. Ltd. Class A	22,861	48,834
Shanghai RAAS Blood Products Co. Ltd. Class A	94,200	106,332
Shanghai Runda Medical Technology Co. Ltd. Class A	23,700	59,160
Shanghai Wanye Enterprises Co. Ltd. Class A	22,800	41,765
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,100	51,501
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	119,700	27,890
Shanxi Blue Flame Holding Co. Ltd. Class A	163,500	156,757
Shanxi Coking Coal Energy Group Co. Ltd. Class A	50,370	68,804
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	28,000	70,614
Shanxi Meijin Energy Co. Ltd. Class A (b)	32,700	24,249
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	8,400	262,719
Shengda Resources Co. Ltd. Class A	17,500	32,706
Shengyi Technology Co. Ltd. Class A	16,000	47,643
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	2,508	38,401
Shenzhen Agricultural Products Group Co. Ltd. Class A	57,000	51,554
Shenzhen Aisidi Co. Ltd. Class A	41,000	65,027
Shenzhen Capchem Technology Co. Ltd. Class A	2,980	17,309
Shenzhen Das Intellitech Co. Ltd. Class A	92,983	39,193
Shenzhen Expressway Corp. Ltd. Class H	29,000	25,985
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	30,900	47,021
Shenzhen Gas Corp. Ltd. Class A	36,700	39,591
Shenzhen Gongjin Electronics Co. Ltd. Class A	79,800	91,902
Shenzhen H&T Intelligent Control Co. Ltd. Class A	63,000	102,710
Shenzhen Huaqiang Industry Co. Ltd. Class A	18,900	79,368
Shenzhen Investment Ltd.	176,197	22,911
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,920	13,758
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	12,300	24,218

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shenzhen Kinwong Electronic Co. Ltd. Class A	9,620	$39,656
Shenzhen Megmeet Electrical Co. Ltd. Class A	32,200	129,009
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	108,850
Shenzhen MTC Co. Ltd. Class A	95,600	73,490
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	78,293	29,310
Shenzhen SC New Energy Technology Corp. Class A	600	5,825
Shenzhen Senior Technology Material Co. Ltd. Class A	10,740	15,791
Shenzhen Sunlord Electronics Co. Ltd. Class A	10,600	42,726
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	69,400	92,915
Shenzhen World Union Group, Inc. Class A (b)	14,400	5,494
Shenzhen Ysstech Info-tech Co. Ltd. Class A	100,300	160,081
Shenzhou International Group Holdings Ltd.	30,187	274,180
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	42,800	80,663
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	9,800	44,809
Sichuan New Energy Power Co. Ltd. Class A (b)	12,700	21,322
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,400	5,281
Sinofibers Technology Co. Ltd. Class A	17,800	70,552
Sinoma Science & Technology Co. Ltd. Class A	19,600	35,763
Sino-Ocean Group Holding Ltd. (b) (c)	482,711	18,954
Sinopec Oilfield Service Corp. Class A (b)	117,100	34,467
Sinopec Oilfield Service Corp. Class H (b)	6,000	463
Sinopec Shanghai Petrochemical Co. Ltd. Class H (b)	360,878	55,752
Sinopharm Group Co. Ltd. Class H	72,000	192,803
Sinotrans Ltd. Class H	135,000	69,173
Sinotruk Hong Kong Ltd.	17,000	51,104
SITC International Holdings Co. Ltd.	112,000	302,800
Skshu Paint Co. Ltd. Class A	15,246	85,982
Skyworth Digital Co. Ltd. Class A	25,500	40,371
Smoore International Holdings Ltd. (a) (c)	80,000	132,861
Sohu.com Ltd. ADR (b)	2,608	41,076
Security Description	Shares	Value
SooChow Securities Co. Ltd. Class A	37,990	$45,705
State Grid Information & Communication Co. Ltd. Class A	6,100	17,170
STO Express Co. Ltd. Class A	16,594	27,338
Sun Art Retail Group Ltd. (c)	132,000	30,419
Sunac Services Holdings Ltd. (a)	8,751	2,557
Sungrow Power Supply Co. Ltd. Class A	13,080	186,108
Suning Universal Co. Ltd. Class A	73,600	25,344
Sunny Optical Technology Group Co. Ltd.	41,029	303,723
Sunresin New Materials Co. Ltd. Class A	2,975	24,094
Sunward Intelligent Equipment Co. Ltd. Class A	56,400	52,704
Sunwoda Electronic Co. Ltd. Class A	14,600	45,811
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	12,400	41,707
Suzhou Maxwell Technologies Co. Ltd. Class A	5,782	87,507
Taiji Computer Corp. Ltd. Class A	13,279	38,953
TAL Education Group ADR (b)	24,352	288,328
TCL Electronics Holdings Ltd.	80,000	59,015
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	24,625	36,452
Tencent Holdings Ltd.	282,796	16,186,817
Tencent Music Entertainment Group ADR	10,996	132,502
Tianma Microelectronics Co. Ltd. Class A (b)	19,200	22,194
Tianneng Power International Ltd. (c)	52,000	53,021
Tianshui Huatian Technology Co. Ltd. Class A	39,600	52,848
Tingyi Cayman Islands Holding Corp.	170,383	246,115
Tong Ren Tang Technologies Co. Ltd. Class H	84,000	62,507
Tongcheng Travel Holdings Ltd.	32,000	82,230
TongFu Microelectronics Co. Ltd. Class A	20,000	65,413
Tongwei Co. Ltd. Class A	20,200	65,894
Topchoice Medical Corp. Class A	8,043	67,356
TravelSky Technology Ltd. Class H	59,000	87,807
Trip.com Group Ltd. (b)	23,229	1,468,354
Triumph New Energy Co. Ltd. Class H (b) (c)	42,000	24,548

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class H	48,000	$375,719
Tuya, Inc. ADR	5,608	9,253
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,199	73,067
Uni-President China Holdings Ltd.	111,000	104,176
Unisplendour Corp. Ltd. Class A	14,220	49,048
Universal Scientific Industrial Shanghai Co. Ltd. Class A	16,000	36,510
Up Fintech Holding Ltd. ADR (b) (c)	9,909	52,914
Valiant Co. Ltd. Class A	19,600	29,042
Venus MedTech Hangzhou, Inc. Class H (a) (b) (d)	4,500	2,442
Vipshop Holdings Ltd. ADR	18,639	293,191
Visionox Technology, Inc. Class A (b)	128,100	138,192
Visual China Group Co. Ltd. Class A	18,000	34,207
Vnet Group, Inc. ADR (b) (c)	5,955	24,296
Walvax Biotechnology Co. Ltd. Class A	6,000	12,620
Wangneng Environment Co. Ltd. Class A	63,300	142,905
Wanhua Chemical Group Co. Ltd. Class A	10,700	139,616
Want Want China Holdings Ltd.	387,287	266,252
Wasu Media Holding Co. Ltd. Class A	29,500	31,487
Weibo Corp. ADR	2,497	25,170
Weichai Power Co. Ltd. Class A	76,300	173,016
Weichai Power Co. Ltd. Class H	29,000	53,613
Weimob, Inc. (a) (b) (c)	127,000	30,575
West China Cement Ltd.	230,000	34,052
Will Semiconductor Co. Ltd. Shanghai Class A	4,855	74,365
Wingtech Technology Co. Ltd. Class A	14,300	66,876
Winning Health Technology Group Co. Ltd. Class A	63,800	67,368
Wuhan Guide Infrared Co. Ltd. Class A	55,712	58,429
Wuliangye Yibin Co. Ltd. Class A	17,044	395,765
WUS Printed Circuit Kunshan Co. Ltd. Class A	17,550	100,706
Wushang Group Co. Ltd. Class A	1,000	1,249
WuXi AppTec Co. Ltd. Class A	19,140	143,195
Wuxi Biologics Cayman, Inc. (a) (b)	167,280	376,878
Wuxi Taiji Industry Co. Ltd. Class A	118,800	107,959
XD, Inc. (b) (c)	23,200	76,163
Xiamen Faratronic Co. Ltd. Class A	5,900	87,000
Security Description	Shares	Value
Xiamen Intretech, Inc. Class A	12,960	$25,555
Xiamen ITG Group Corp. Ltd. Class A	33,700	35,729
Xiamen Kingdomway Group Co. Class A	15,900	35,964
Xianhe Co. Ltd. Class A	48,600	135,481
Xiaomi Corp. Class B (a) (b)	616,243	1,785,062
Xilinmen Furniture Co. Ltd. Class A	19,600	52,566
Xinhuanet Co. Ltd. Class A	12,100	41,788
Xinjiang Xintai Natural Gas Co. Ltd. Class A	14,592	75,455
Xinte Energy Co. Ltd. Class H (b) (c)	16,000	17,406
Xinyi Glass Holdings Ltd. (c)	197,794	235,799
Xinyi Solar Holdings Ltd.	198,228	107,695
Xizang Zhufeng Resources Co. Ltd. Class A (b)	8,300	13,164
XPeng, Inc. Class A (b) (c)	50,720	345,751
Xtep International Holdings Ltd.	74,465	57,904
Yadea Group Holdings Ltd. (a) (c)	52,920	94,156
Yangzijiang Shipbuilding Holdings Ltd.	188,500	360,238
Yankuang Energy Group Co. Ltd. Class H (c)	228,619	323,172
Yantai Changyu Pioneer Wine Co. Ltd. Class B	26,353	32,095
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	29,400	59,231
Yantai Eddie Precision Machinery Co. Ltd. Class A	18,081	44,333
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,400	39,488
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	123,700	190,535
Yeahka Ltd. (b) (c)	8,000	14,213
YGSOFT, Inc. Class A	58,461	48,616
Yidu Tech, Inc. (a) (b)	23,200	11,230
Yifan Pharmaceutical Co. Ltd. Class A	19,700	35,608
Yifeng Pharmacy Chain Co. Ltd. Class A	17,024	62,077
Yihai International Holding Ltd.	20,000	41,455
Yixintang Pharmaceutical Group Co. Ltd. Class A	10,400	22,186
Yonyou Network Technology Co. Ltd. Class A (b)	19,620	32,239
YTO Express Group Co. Ltd. Class A	22,900	58,406
Yum China Holdings, Inc.	21,436	965,049
Yunda Holding Co. Ltd. Class A	20,030	25,443
Yunnan Energy New Material Co. Ltd. Class A	8,000	39,105
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	72,200	143,396

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Zai Lab Ltd. (b)	36,920	$90,405
ZBOM Home Collection Co. Ltd. Class A	25,180	46,376
Zhaojin Mining Industry Co. Ltd. Class H (c)	43,500	77,172
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	232,300	12,281
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	98,318	58,581
Zhejiang Crystal-Optech Co. Ltd. Class A	78,200	211,516
Zhejiang Dahua Technology Co. Ltd. Class A	42,500	104,570
Zhejiang Dingli Machinery Co. Ltd. Class A	8,520	72,142
Zhejiang Expressway Co. Ltd. Class H	191,840	134,356
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	36,100	33,115
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,370	14,210
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	14,436	39,418
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	11,280	33,186
Zhejiang Jingu Co. Ltd. Class A	92,900	114,953
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	24,760	45,072
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	69,400	47,697
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	27,600	89,914
Zhejiang Medicine Co. Ltd. Class A	19,400	48,010
Zhejiang Meida Industrial Co. Ltd. Class A	29,400	33,228
Zhejiang Narada Power Source Co. Ltd. Class A	21,700	50,168
Zhejiang NHU Co. Ltd. Class A	15,124	48,773
Zhejiang Semir Garment Co. Ltd. Class A	24,300	21,909
Zhejiang Shibao Co. Ltd. Class A	43,900	78,345
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	700	968
Zhejiang Supor Co. Ltd. Class A	6,990	58,448
Zhejiang Wansheng Co. Ltd. Class A	203,500	283,792
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,900	59,604
Zhejiang Yasha Decoration Co. Ltd. Class A	59,900	33,978
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	26,007	36,454
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	27,200	38,099
Zhihu, Inc. ADR (b)	1,023	3,939
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	14,000	$28,586
Zhongsheng Group Holdings Ltd.	35,000	64,976
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	92,600	2,646
Zhuzhou CRRC Times Electric Co. Ltd. Class H	46,600	184,180
Zijin Mining Group Co. Ltd. Class H	470,506	1,069,731
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	66,800	72,349
ZTE Corp. Class A	8,200	36,497
ZTE Corp. Class H	59,440	153,813
ZTO Express Cayman, Inc. ADR	26,297	651,377
		128,101,394
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (b)	730,107	47,938
C Fiber Optic (b) (d)	686,800	—
China Animal Healthcare Ltd. (b) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (b)	66,800	602
China Huishan Dairy Holdings Co. Ltd. (b) (d)	549,000	—
China Huiyuan Juice Group Ltd. (b) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	260,000	34,812
Comba Telecom Systems Holdings Ltd. (b)	165,847	27,543
CTEG (b) (c) (d)	438,000	—
Digital China Holdings Ltd.	81,000	30,867
Guotai Junan International Holdings Ltd.	18,000	3,059
Huabao International Holdings Ltd.	30,000	10,196
National Agricultural Holdings Ltd. (b) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (b)	98,000	52,107
Sino Biopharmaceutical Ltd.	631,000	303,010
Skyworth Group Ltd.	49,600	22,477
SSY Group Ltd.	184,691	102,243
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Energy Group Ltd. (c)	166,000	8,228
United Laboratories International Holdings Ltd.	58,000	75,417
Wasion Holdings Ltd.	8,000	6,622
WH Group Ltd. (a)	403,259	319,804
		1,044,925

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
INDIA — 29.7%
Aarti Drugs Ltd.	2,558	$15,665
Aavas Financiers Ltd. (b)	4,963	107,576
ABB India Ltd.	5,248	504,439
Adani Energy Solutions Ltd. (b)	12,728	153,349
Adani Enterprises Ltd.	16,991	635,805
Adani Green Energy Ltd. (b)	20,054	455,324
Adani Ports & Special Economic Zone Ltd.	54,604	943,632
Adani Power Ltd. (b)	50,934	398,805
Adani Total Gas Ltd.	13,509	126,786
Affle India Ltd. (b)	7,197	136,415
AIA Engineering Ltd.	5,718	295,885
Ajanta Pharma Ltd.	3,375	128,941
Alembic Pharmaceuticals Ltd.	7,549	108,594
Alok Industries Ltd. (b)	240,633	76,180
Amber Enterprises India Ltd. (b)	2,983	171,185
APL Apollo Tubes Ltd.	11,288	213,384
Apollo Hospitals Enterprise Ltd.	4,615	396,463
Apollo Tyres Ltd.	34,196	223,556
Ashok Leyland Ltd.	34,125	95,858
Asian Paints Ltd.	17,458	693,539
Astral Ltd.	7,516	178,440
AstraZeneca Pharma India Ltd.	5,445	517,855
AU Small Finance Bank Ltd. (a)	10,471	92,488
Aurobindo Pharma Ltd.	23,443	408,624
Avenue Supermarts Ltd. (a) (b)	3,601	218,992
Axis Bank Ltd.	109,842	1,615,099
Bajaj Auto Ltd.	4,046	596,074
Bajaj Electricals Ltd.	15,400	178,669
Bajaj Finance Ltd.	11,755	1,080,518
Bajaj Finserv Ltd.	19,849	467,416
Bajaj Hindusthan Sugar Ltd. (b)	293,254	149,494
Balkrishna Industries Ltd.	5,749	209,249
Bandhan Bank Ltd. (a)	34,502	81,824
Bank of Baroda	33,328	98,551
BEML Ltd.	4,772	210,025
Bharat Bijlee Ltd.	9,535	535,926
Bharat Electronics Ltd.	210,807	717,186
Bharat Forge Ltd.	18,215	329,647
Bharat Heavy Electricals Ltd.	160,066	534,246
Bharat Petroleum Corp. Ltd.	85,174	376,010
Bharti Airtel Ltd.	138,670	2,828,875
Biocon Ltd.	87,920	380,946
Birlasoft Ltd.	35,417	254,382
Bosch Ltd.	513	230,656
Brightcom Group Ltd. (b)	233,586	27,734
Britannia Industries Ltd.	3,149	238,169
Can Fin Homes Ltd.	43,407	462,164
Carysil Ltd.	7,388	70,467
Cholamandalam Financial Holdings Ltd.	23,416	571,057
Cholamandalam Investment & Finance Co. Ltd.	41,835	802,741
Cipla Ltd.	57,973	1,144,292
City Union Bank Ltd.	241	471
Security Description	Shares	Value
Coal India Ltd.	90,832	$552,951
Crompton Greaves Consumer Electricals Ltd.	40,017	198,769
Dabur India Ltd.	22,761	169,809
DCB Bank Ltd.	49,101	71,904
Deepak Nitrite Ltd.	5,727	198,672
Delhivery Ltd. (b)	26,234	133,046
Dhani Services Ltd. (b)	20,845	12,999
Dish TV India Ltd. (b)	115,656	19,681
Dishman Carbogen Amcis Ltd. (b)	3,656	7,856
Divi's Laboratories Ltd.	6,005	390,058
Dixon Technologies India Ltd.	6,159	1,014,452
DLF Ltd.	43,870	468,612
Dr. Lal PathLabs Ltd. (a)	5,238	206,435
Dr. Reddy's Laboratories Ltd.	7,065	569,205
Edelweiss Financial Services Ltd.	30,556	51,795
Eicher Motors Ltd.	6,638	398,135
Elecon Engineering Co. Ltd.	31,541	263,484
Emami Ltd.	8,892	81,300
Epigral Ltd.	1,782	48,616
Equinox India Developments Ltd. (b)	25,747	39,096
Escorts Kubota Ltd.	4,096	208,649
Federal Bank Ltd.	107,885	253,269
Fine Organic Industries Ltd.	23	1,439
Finolex Cables Ltd.	17,018	286,844
Fortis Healthcare Ltd.	31,375	230,292
FSN E-Commerce Ventures Ltd. (b)	76,149	177,748
GAIL India Ltd.	165,681	475,070
Gillette India Ltd.	698	70,619
Glenmark Pharmaceuticals Ltd.	12,648	252,579
GMR Airports Infrastructure Ltd. (b)	415,905	466,819
Godrej Consumer Products Ltd.	31,997	532,028
Godrej Industries Ltd. (b)	12,281	181,061
Godrej Properties Ltd. (b)	7,424	280,030
Granules India Ltd.	40,141	267,571
Graphite India Ltd.	24,724	174,216
Grasim Industries Ltd.	9,639	321,550
Gujarat Pipavav Port Ltd.	32,840	86,237
Havells India Ltd.	22,894	549,912
HCL Technologies Ltd.	63,932	1,370,245
HDFC Bank Ltd.	256,155	5,294,351
HDFC Life Insurance Co. Ltd. (a)	37,367	320,156
HEG Ltd.	7,352	217,534
Hero MotoCorp Ltd.	8,053	548,941
HFCL Ltd.	70,164	124,242
Hikal Ltd.	7,630	33,893
Hindalco Industries Ltd.	74,370	671,095
Hindustan Construction Co. Ltd. (b)	463,673	232,552
Hindustan Copper Ltd.	18,023	73,962
Hindustan Petroleum Corp. Ltd.	59,706	313,879

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hindustan Unilever Ltd.	56,066	$1,979,207
Hindustan Zinc Ltd.	96,123	599,326
ICICI Bank Ltd.	585	8,887
ICICI Bank Ltd. ADR	134,246	4,007,243
ICICI Lombard General Insurance Co. Ltd. (a)	1,761	45,693
ICICI Prudential Life Insurance Co. Ltd. (a)	8,093	75,342
IDFC First Bank Ltd. (b)	210,114	186,417
IDFC Ltd.	108,632	146,858
IIFL Finance Ltd.	58,295	321,939
India Cements Ltd. (b)	24,502	106,924
IndiaMart InterMesh Ltd. (a)	677	23,847
Indian Hotels Co. Ltd.	40,375	329,885
Indian Oil Corp. Ltd.	217,561	467,697
Indus Towers Ltd. (b)	66,856	313,173
Infibeam Avenues Ltd.	609,996	202,140
Info Edge India Ltd.	4,154	401,549
Infosys Ltd. ADR (c)	163,646	3,644,396
InterGlobe Aviation Ltd. (a) (b)	4,922	281,187
IOL Chemicals & Pharmaceuticals Ltd.	1,837	10,398
Ipca Laboratories Ltd.	20,179	360,736
ITC Ltd. GDR	175,077	1,085,477
Jaiprakash Power Ventures Ltd. (b)	1,005,965	218,956
Jindal Stainless Ltd.	33,791	318,752
Jindal Steel & Power Ltd.	39,982	496,022
Jio Financial Services Ltd. (b)	147,266	616,118
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	6,902	192,553
JSW Energy Ltd.	38,248	334,574
JSW Steel Ltd.	43,225	531,304
Jubilant Foodworks Ltd.	31,867	259,305
Jubilant Ingrevia Ltd.	20,921	193,629
Jubilant Pharmova Ltd.	7,390	101,483
Just Dial Ltd. (b)	14,335	197,505
Jyoti Resins & Adhesives Ltd.	10,978	197,411
Karnataka Bank Ltd.	42,070	118,874
Kaveri Seed Co. Ltd.	8,182	95,048
Kotak Mahindra Bank Ltd.	55,988	1,238,633
KPIT Technologies Ltd.	13,076	254,026
Larsen & Toubro Ltd. GDR	33,020	1,466,088
Laurus Labs Ltd. (a)	62,203	344,116
Lemon Tree Hotels Ltd. (a) (b)	213,282	310,171
LIC Housing Finance Ltd.	26,523	209,665
LTIMindtree Ltd. (a)	5,921	441,196
Lupin Ltd.	16,840	440,305
Macrotech Developers Ltd. (a)	14,465	213,071
Mahindra & Mahindra Financial Services Ltd.	53,336	215,346
Mahindra & Mahindra Ltd.	43,899	1,621,253
MakeMyTrip Ltd. (b)	6,682	621,092
Manappuram Finance Ltd.	43,797	105,231
Marico Ltd.	35,729	296,487
Marksans Pharma Ltd.	139,827	497,063
Maruti Suzuki India Ltd.	5,578	881,151
Security Description	Shares	Value
Max Financial Services Ltd. (b)	10,365	$147,309
Motherson Sumi Wiring India Ltd.	98,625	83,818
Muthoot Finance Ltd.	7,095	172,026
Natco Pharma Ltd.	6,768	114,683
Navin Fluorine International Ltd.	3,925	161,183
NCC Ltd.	59,632	214,722
Nestle India Ltd.	14,698	471,794
NOCIL Ltd.	45,715	158,391
NTPC Ltd.	203,666	1,077,129
Nuvama Wealth Management Ltd.	328	26,456
Oberoi Realty Ltd.	6,590	148,800
Odigma Consultancy Solutions (b)	6,854	10,409
Oil & Natural Gas Corp. Ltd.	232,625	826,112
Olectra Greentech Ltd.	10,674	210,859
One 97 Communications Ltd. (b)	8,538	70,127
Page Industries Ltd.	525	268,787
Persistent Systems Ltd.	7,032	457,359
PI Industries Ltd.	6,059	336,620
Piramal Enterprises Ltd.	3,570	47,019
Piramal Pharma Ltd.	17,720	48,425
PNB Housing Finance Ltd. (a) (b)	35,170	412,528
Power Finance Corp. Ltd.	69,374	404,027
Power Grid Corp. of India Ltd.	139,672	588,097
Rajesh Exports Ltd. (b)	18,029	62,455
RattanIndia Enterprises Ltd. (b)	156,775	142,723
RattanIndia Power Ltd. (b)	1,087,989	198,639
Raymond Ltd.	6,225	130,682
RBL Bank Ltd. (a)	37,420	91,218
REC Ltd.	66,280	438,565
Reliance Industries Ltd. GDR (a)	75,487	5,253,895
Reliance Infrastructure Ltd. (b)	51,963	208,426
Reliance Power Ltd. (b)	369,061	214,299
Religare Enterprises Ltd. (b)	34,221	119,200
Sammaan Capital Ltd.	29,377	57,102
Samvardhana Motherson International Ltd.	96,388	243,140
SBI Life Insurance Co. Ltd. (a)	12,669	278,774
Sequent Scientific Ltd. (b)	73,230	202,926
Shilpa Medicare Ltd. (b)	9,324	90,513
Shree Renuka Sugars Ltd. (b)	163,362	106,184
Shriram Finance Ltd.	13,081	558,346
Siemens Ltd.	4,085	353,411
Solara Active Pharma Sciences Ltd. (b)	1,086	10,211
Sona Blw Precision Forgings Ltd. (a)	28,973	257,019
South Indian Bank Ltd.	439,433	128,891
SpiceJet Ltd. (b)	51,507	39,152
State Bank of India	112,043	1,053,429
Steel Authority of India Ltd.	144,137	243,137
Strides Pharma Science Ltd.	14,695	245,322
Subex Ltd. (b)	87,288	28,196

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sun Pharma Advanced Research Co. Ltd. (b)	18,860	$48,599
Sun Pharmaceutical Industries Ltd.	76,139	1,750,535
Suzlon Energy Ltd. (b)	690,224	659,327
Tarsons Products Ltd.	24,359	128,915
Tata Communications Ltd.	5,618	143,113
Tata Consultancy Services Ltd.	57,101	2,908,496
Tata Consumer Products Ltd.	20,291	289,820
Tata Elxsi Ltd.	992	91,438
Tata Motors Ltd.	104,377	1,213,956
Tata Steel Ltd.	239,202	481,109
Tata Teleservices Maharashtra Ltd. (b)	135,599	136,730
TCI Express Ltd.	939	12,277
Tech Mahindra Ltd.	31,998	602,225
Thyrocare Technologies Ltd. (a)	24,740	239,735
Titan Co. Ltd.	11,202	511,161
Torrent Pharmaceuticals Ltd.	10,304	417,632
Trent Ltd.	9,929	897,465
TVS Motor Co. Ltd.	24,829	841,403
Ujjivan Small Finance Bank Ltd. (a)	148,916	71,845
UltraTech Cement Ltd.	4,297	605,160
United Breweries Ltd.	4,901	127,228
United Spirits Ltd.	33,360	632,915
UPL Ltd.	27,919	204,275
Vakrangee Ltd.	130,634	55,698
Vedanta Ltd.	65,976	403,605
VL E-Governance & IT Solutions Ltd. (b)	14,933	28,301
V-Mart Retail Ltd. (b)	2,257	108,516
Vodafone Idea Ltd. (b)	518,933	64,154
Wipro Ltd. ADR (c)	156,197	1,012,157
Wockhardt Ltd. (b)	18,940	221,118
Yes Bank Ltd. (b)	460,973	123,658
Zee Entertainment Enterprises Ltd. (b)	50,680	83,276
Zomato Ltd. (b)	272,361	888,248
Zydus Lifesciences Ltd.	16,177	206,273
		101,450,973
INDONESIA — 2.4%
Adaro Energy Indonesia Tbk. PT	1,204,200	303,038
Adaro Minerals Indonesia Tbk. PT (b)	478,300	45,808
AKR Corporindo Tbk. PT	388,500	39,774
Aspirasi Hidup Indonesia Tbk. PT	1,427,000	86,713
Astra International Tbk. PT	1,516,851	505,951
Bank Central Asia Tbk. PT	2,543,375	1,734,501
Bank Jago Tbk. PT (b)	96,000	19,339
Bank Mandiri Persero Tbk. PT	3,026,080	1,384,122
Bank Negara Indonesia Persero Tbk. PT	666,500	235,520
Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk. PT	4,603,931	$1,505,248
Barito Pacific Tbk. PT	1,190,491	82,564
Barito Renewables Energy Tbk. PT	510,800	222,674
Chandra Asri Pacific Tbk. PT	543,012	303,965
Charoen Pokphand Indonesia Tbk. PT	346,900	107,690
Ciputra Development Tbk. PT	550,396	48,350
Elang Mahkota Teknologi Tbk. PT	618,200	16,905
GoTo Gojek Tokopedia Tbk. PT (b)	41,023,100	178,832
Gudang Garam Tbk. PT (b)	1,900	1,995
Indah Kiat Pulp & Paper Tbk. PT	131,300	75,016
Indocement Tunggal Prakarsa Tbk. PT	169,525	76,141
Kalbe Farma Tbk. PT	596,100	67,918
Lippo Karawaci Tbk. PT (b)	2,411,710	16,089
Matahari Department Store Tbk. PT	12,600	1,344
Media Nusantara Citra Tbk. PT (b)	249,600	5,111
Pabrik Kertas Tjiwi Kimia Tbk. PT	47,200	23,538
Pakuwon Jati Tbk. PT	1,366,600	46,486
Perusahaan Gas Negara Tbk. PT	955,040	90,521
Semen Indonesia Persero Tbk. PT	370,361	92,713
Summarecon Agung Tbk. PT	586,027	26,901
Telkom Indonesia Persero Tbk. PT	3,426,894	676,778
Tower Bersama Infrastructure Tbk. PT	219,100	27,496
Transcoal Pacific Tbk. PT	53,900	24,832
Unilever Indonesia Tbk. PT	199,500	29,121
United Tractors Tbk. PT	113,045	202,719
		8,305,713
MALAYSIA — 3.1%
AEON Credit Service M Bhd.	77,100	130,697
Alliance Bank Malaysia Bhd.	403,510	435,460
AMMB Holdings Bhd.	68,000	82,454
Astro Malaysia Holdings Bhd. (b)	152,000	9,768
Axiata Group Bhd.	283,083	173,001
Bermaz Auto Bhd.	156,680	85,113
British American Tobacco Malaysia Bhd.	4,100	7,805
Bursa Malaysia Bhd.	202,851	468,326
Cahya Mata Sarawak Bhd.	167,500	55,244
Carlsberg Brewery Malaysia Bhd. Class B	36,103	172,307
CELCOMDIGI Bhd.	120,800	108,979
CIMB Group Holdings Bhd.	328,764	641,821
Datasonic Group Bhd.	326,300	35,609

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Dayang Enterprise Holdings Bhd.	105,550	$58,362
Dialog Group Bhd.	353,400	184,263
Eco World Development Group Bhd.	139,000	60,340
Frontken Corp. Bhd.	110,400	98,258
Gamuda Bhd.	130,383	255,486
Genting Bhd.	276,900	284,052
Genting Malaysia Bhd.	306,400	179,820
Globetronics Technology Bhd.	96,900	15,392
Hartalega Holdings Bhd.	65,700	44,453
Hibiscus Petroleum Bhd.	64,540	31,304
Hong Leong Bank Bhd.	30,600	159,994
IHH Healthcare Bhd.	79,400	137,869
IJM Corp. Bhd.	589,280	418,720
Inari Amertron Bhd.	354,712	249,464
IOI Corp. Bhd.	391,796	357,258
IOI Properties Group Bhd. (b)	342,416	176,045
Kuala Lumpur Kepong Bhd.	31,313	155,977
Malayan Banking Bhd.	266,429	677,137
Malaysia Airports Holdings Bhd.	79,882	202,635
Maxis Bhd.	207,200	198,482
MISC Bhd.	49,500	93,634
My EG Services Bhd.	529,134	114,206
Padini Holdings Bhd.	123,500	106,623
Pentamaster Corp. Bhd.	204,775	173,812
Petronas Chemicals Group Bhd.	81,500	111,473
PPB Group Bhd.	71,120	249,399
Press Metal Aluminium Holdings Bhd.	449,970	552,164
Public Bank Bhd.	771,673	853,360
RHB Bank Bhd.	172,901	259,131
SD Guthrie Bhd.	206,099	239,412
Sime Darby Bhd.	215,788	128,735
Sime Darby Property Bhd.	258,488	92,149
Supermax Corp. Bhd. (b)	136,634	27,503
Telekom Malaysia Bhd.	83,644	136,313
Tenaga Nasional Bhd.	145,450	509,348
Top Glove Corp. Bhd. (b)	279,200	67,710
Velesto Energy Bhd.	593,500	28,786
Yinson Holdings Bhd.	235,214	152,873
YTL Corp. Bhd.	266,310	162,105
		10,410,631
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	75,460	50,026
Alliance Global Group, Inc.	503,100	84,213
Ayala Land, Inc.	783,651	511,829
Bank of the Philippine Islands	67,447	162,607
BDO Unibank, Inc.	151,314	426,636
Bloomberry Resorts Corp. (b)	296,900	42,863
Cebu Air, Inc. (b)	42,830	27,477
D&L Industries, Inc.	1,020,800	117,860
Globe Telecom, Inc.	1,659	67,322
JG Summit Holdings, Inc.	228,072	113,146
Jollibee Foods Corp.	28,610	137,134
LT Group, Inc.	357,000	63,835
Security Description	Shares	Value
Metropolitan Bank & Trust Co.	60,430	$84,761
PLDT, Inc.	11,714	311,467
Puregold Price Club, Inc.	214,350	120,491
SM Investments Corp.	21,145	360,734
SM Prime Holdings, Inc.	663,300	382,326
Universal Robina Corp.	60,620	112,180
		3,176,907
TAIWAN — 24.9%
Accton Technology Corp.	25,000	420,268
Acer, Inc.	376,395	485,264
Advantech Co. Ltd.	27,085	275,159
Alchip Technologies Ltd.	5,000	312,041
ASE Technology Holding Co. Ltd.	239,043	1,140,584
Asia Cement Corp.	320,687	483,870
Asia Vital Components Co. Ltd.	28,000	522,017
ASPEED Technology, Inc.	2,000	272,068
Asustek Computer, Inc.	58,737	1,026,387
AUO Corp. ADR (b)	84,527	442,072
Bank of Kaohsiung Co. Ltd.	253,740	95,814
Catcher Technology Co. Ltd.	62,539	467,365
Cathay Financial Holding Co. Ltd.	731,838	1,537,839
Center Laboratories, Inc.	50,582	76,800
Chailease Holding Co. Ltd.	82,961	428,614
Chang Hwa Commercial Bank Ltd.	410,639	232,267
Cheng Shin Rubber Industry Co. Ltd.	85,000	139,131
China Steel Chemical Corp.	18,877	60,544
China Steel Corp.	906,216	662,914
Chroma ATE, Inc.	17,000	200,638
Chunghwa Telecom Co. Ltd.	168,074	666,528
Compal Electronics, Inc.	564,029	593,499
Compeq Manufacturing Co. Ltd.	25,000	53,955
CTBC Financial Holding Co. Ltd.	1,383,570	1,503,952
Delta Electronics, Inc.	82,986	997,778
E.Sun Financial Holding Co. Ltd.	698,054	618,723
Eclat Textile Co. Ltd.	30,365	522,931
eCloudvalley Digital Technology Co. Ltd.	14,311	44,814
EirGenix, Inc. (b)	19,000	53,314
Elite Material Co. Ltd.	17,000	240,121
Elite Semiconductor Microelectronics Technology, Inc.	18,000	41,351
eMemory Technology, Inc.	3,318	275,744
Ennostar, Inc.	71,585	102,696
Evergreen Marine Corp. Taiwan Ltd.	48,465	307,821
Everlight Electronics Co. Ltd.	89,996	216,128
Far Eastern New Century Corp.	501,352	608,343
Far EasTone Telecommunications Co. Ltd.	74,000	212,087
Faraday Technology Corp.	18,695	157,138
Feng TAY Enterprise Co. Ltd.	35,329	174,153

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Firich Enterprises Co. Ltd.	24,767	$28,213
First Financial Holding Co. Ltd.	509,930	441,505
FocalTech Systems Co. Ltd.	20,000	53,845
Formosa Chemicals & Fibre Corp.	342,182	469,809
Formosa Petrochemical Corp.	121,000	201,498
Formosa Plastics Corp.	340,663	575,908
Foxconn Technology Co. Ltd.	135,519	284,343
Fubon Financial Holding Co. Ltd.	566,791	1,619,070
Genius Electronic Optical Co. Ltd.	6,475	99,438
Giant Manufacturing Co. Ltd.	26,305	186,192
Globalwafers Co. Ltd.	15,884	228,373
Himax Technologies, Inc. ADR (c)	11,985	65,916
Hiwin Technologies Corp.	25,745	174,093
Holy Stone Enterprise Co. Ltd.	14,700	42,409
Hon Hai Precision Industry Co. Ltd.	659,765	3,908,993
Hotai Motor Co. Ltd.	26,640	596,836
HTC Corp. (b)	72,710	108,790
Hua Nan Financial Holdings Co. Ltd.	589,858	479,021
Innolux Corp.	440,927	225,016
Inventec Corp.	220,000	299,622
ITEQ Corp.	17,267	41,194
KGI Financial Holding Co. Ltd.	1,505,559	784,975
King Yuan Electronics Co. Ltd.	148,898	529,317
Largan Precision Co. Ltd.	6,142	492,967
Lite-On Technology Corp.	100,394	315,650
Macronix International Co. Ltd.	153,673	130,139
Makalot Industrial Co. Ltd.	25,570	281,988
MediaTek, Inc.	81,601	3,029,756
Medigen Biotechnology Corp. (b)	14,000	17,032
Medigen Vaccine Biologics Corp. (b)	25,467	36,374
Mega Financial Holding Co. Ltd.	618,423	767,985
Merry Electronics Co. Ltd.	25,183	103,449
Microbio Co. Ltd. (b)	4,153	5,387
Micro-Star International Co. Ltd.	30,000	164,947
Motech Industries, Inc.	70,627	58,472
Nan Ya Plastics Corp.	467,704	679,835
Nanya Technology Corp. (b)	37,000	55,360
Nien Made Enterprise Co. Ltd.	11,000	177,271
Novatek Microelectronics Corp.	41,599	680,906
Nuvoton Technology Corp.	20,000	54,161
O-Bank Co. Ltd.	523,281	166,179
Oneness Biotech Co. Ltd. (b)	19,113	86,365
PChome Online, Inc. (b)	20,893	19,938
Pegatron Corp.	192,900	627,832
PharmaEssentia Corp. (b)	11,483	230,774
Phoenix Silicon International Corp.	20,416	80,963
Pou Chen Corp.	137,000	156,496
Powertech Technology, Inc.	139,518	603,984
Security Description	Shares	Value
President Chain Store Corp.	30,000	$279,652
Promos Technologies, Inc. (b) (d)	2,232	—
Quanta Computer, Inc.	131,729	1,098,904
Radiant Opto-Electronics Corp.	25,000	153,650
RDC Semiconductor Co. Ltd. (b)	10,300	74,533
Realtek Semiconductor Corp.	39,825	592,722
RichWave Technology Corp. (b)	14,201	86,831
Ritek Corp. (b)	53,593	27,181
Senhwa Biosciences, Inc. (b)	1,000	1,719
Shanghai Commercial & Savings Bank Ltd.	244,332	298,018
Shin Kong Financial Holding Co. Ltd. (b)	1,749,779	666,261
Silicon Motion Technology Corp. ADR	2,279	138,426
Simplo Technology Co. Ltd.	16,000	178,724
Sino-American Silicon Products, Inc.	26,000	145,419
SinoPac Financial Holdings Co. Ltd.	1,315,072	1,007,710
Sitronix Technology Corp.	10,000	72,204
Synnex Technology International Corp.	137,000	313,858
TA-I Technology Co. Ltd.	15,750	26,328
Taishin Financial Holding Co. Ltd.	772,747	449,293
Taiwan Cooperative Financial Holding Co. Ltd.	196,667	160,955
Taiwan FU Hsing Industrial Co. Ltd.	129,000	232,348
Taiwan High Speed Rail Corp.	85,000	79,503
Taiwan Mobile Co. Ltd.	115,260	418,843
Taiwan Paiho Ltd.	20,000	46,135
Taiwan Semiconductor Manufacturing Co. Ltd.	186,000	5,624,698
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	157,154	27,292,935
Taiwan Surface Mounting Technology Corp.	20,000	69,518
Taiwan Union Technology Corp.	13,000	70,039
TCC Group Holdings Co. Ltd.	587,631	627,618
Teco Electric & Machinery Co. Ltd.	94,000	144,951
TPK Holding Co. Ltd. (b)	23,000	32,051
Tripod Technology Corp.	67,361	418,259
Unimicron Technology Corp.	65,540	298,224
Uni-President Enterprises Corp.	299,893	826,337
United Integrated Services Co. Ltd.	43,755	441,055
United Microelectronics Corp. ADR (c)	151,613	1,276,581
Vanguard International Semiconductor Corp.	19,000	62,140
Voltronic Power Technology Corp.	6,804	435,375
Walsin Lihwa Corp.	346,453	383,166
Walsin Technology Corp.	25,000	85,317

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Win Semiconductors Corp. (b)	25,000	$107,832
Winbond Electronics Corp. (b)	88,026	59,386
Wistron Corp.	138,976	443,543
Wiwynn Corp.	8,248	446,979
WPG Holdings Ltd.	40,000	94,797
Yageo Corp.	25,803	507,964
Yang Ming Marine Transport Corp.	81,000	176,607
Yuanta Financial Holding Co. Ltd.	1,106,988	1,108,859
Zhen Ding Technology Holding Ltd.	31,000	111,181
		84,835,947
THAILAND — 2.6%
Advanced Info Service PCL	95,561	772,150
Airports of Thailand PCL	237,500	472,380
Bangkok Bank PCL NVDR	19,000	88,866
Bangkok Dusit Medical Services PCL Class F	66,900	62,373
Bangkok Expressway & Metro PCL	1,255,307	317,947
BEC World PCL	21,200	2,833
Bumrungrad Hospital PCL	24,800	207,325
Carabao Group PCL	11,300	27,743
Central Plaza Hotel PCL	32,900	41,665
Charoen Pokphand Foods PCL	169,600	126,498
Chularat Hospital PCL	1,327,300	112,198
CP ALL PCL	342,954	698,112
CPN Retail Growth Leasehold REIT	24,700	9,826
Delta Electronics Thailand PCL	201,500	670,049
Electricity Generating PCL	14,499	55,649
Energy Absolute PCL	156,600	43,558
Frasers Property Thailand Industrial Freehold & Leasehold REIT	49,387	16,883
Global Power Synergy PCL	19,500	29,089
Gulf Energy Development PCL	181,200	320,982
Gunkul Engineering PCL	1,081,843	97,501
Hana Microelectronics PCL	70,500	89,282
Ichitan Group PCL	90,400	45,794
Indorama Ventures PCL	113,900	87,432
IRPC PCL	1,752,891	95,332
Jasmine International PCL	422,778	39,154
Kasikornbank PCL	39,854	185,785
Kasikornbank PCL NVDR	61,000	284,360
KCE Electronics PCL	119,670	144,114
Krungthai Card PCL	60,400	91,508
MC Group PCL (c)	205,400	76,600
Mega Lifesciences PCL	156,500	190,898
Minor International PCL	237,246	208,288
Muangthai Capital PCL	15,600	23,998
PTG Energy PCL	121,800	38,988
PTT Exploration & Production PCL	105,907	431,165
Security Description	Shares	Value
PTT Global Chemical PCL NVDR	52,700	$49,134
PTT PCL	506,083	534,747
SCB X PCL	65,428	221,635
Siam Cement PCL NVDR	34,300	256,897
Srisawad Corp. PCL	204,524	274,902
Super Energy Corp. PCL NVDR (b)	686,500	6,400
SVI PCL	541,240	121,948
Thai Beverage PCL	673,600	281,105
Thai Oil PCL	236,249	376,280
Thai Union Group PCL	148,100	67,198
TMBThanachart Bank PCL	2,259,936	138,360
True Corp. PCL NVDR (b)	566,956	197,340
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	46,200	15,219
		8,747,490
UNITED STATES — 0.1%
Bit Digital, Inc. (b) (c)	5,608	19,684
JS Global Lifestyle Co. Ltd. (a) (b)	47,000	10,347
Legend Biotech Corp. ADR (b)	4,342	211,586
		241,617
TOTAL COMMON STOCKS (Cost $274,889,695)		346,315,597

WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Eco World Development Group Bhd. (expiring 04/12/29) 1.16% (b) (Cost $0)	38,320	6,273
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	570,034	570,034
State Street Navigator Securities Lending Portfolio II (h) (i)	5,253,468	5,253,468
TOTAL SHORT-TERM INVESTMENTS (Cost $5,823,502)		5,823,502
TOTAL INVESTMENTS — 103.2% (Cost $280,713,197)		352,145,372
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(10,791,930)
NET ASSETS — 100.0%		$341,353,442

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $6,772, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$338,500,940	$7,807,885	$6,772	$346,315,597
Warrants	6,273	—	—	6,273
Short-Term Investments	5,823,502	—	—	5,823,502
TOTAL INVESTMENTS	$344,330,715	$7,807,885	$6,772	$352,145,372
Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	24.4%
Financials	19.0
Consumer Discretionary	15.7
Communication Services	9.0
Industrials	8.4
Materials	5.8
Health Care	5.5
Consumer Staples	5.0
Energy	4.3
Utilities	2.8
Real Estate	1.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	126,224	$126,249	$20,545,988	$20,672,586	$349	$—	—	$—	$26,409
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	862,402	292,368	—	—	570,034	570,034	1,014
State Street Navigator Securities Lending Portfolio II	6,677,860	6,677,860	51,972,842	53,397,234	—	—	5,253,468	5,253,468	61,529
Total		$6,804,109	$73,381,232	$74,362,188	$349	$—		$5,823,502	$88,952
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 6.6%
Banco Bradesco SA ADR	6,226,472	$16,562,415
Cia Energetica de Minas Gerais Preference Shares	7,906,605	16,551,342
		33,113,757
CHINA — 20.6%
Agricultural Bank of China Ltd. Class H	19,735,000	9,299,015
Bank of China Ltd. Class H	16,923,000	7,995,804
Bank of Communications Co. Ltd. Class H	10,389,000	7,971,476
China CITIC Bank Corp. Ltd. Class H	15,158,000	9,679,264
China Construction Bank Corp. Class H	11,935,000	9,034,799
China Resources Pharmaceutical Group Ltd. (a)	5,040,000	3,899,633
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,688,000	2,432,268
CITIC Telecom International Holdings Ltd. (b)	4,136,000	1,277,940
EEKA Fashion Holdings Ltd. (b)	823,500	1,019,900
FinVolution Group ADR	280,045	1,730,678
Genertec Universal Medical Group Co. Ltd. (a)	2,970,000	1,934,754
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	426,000	1,129,784
Huatai Securities Co. Ltd. Class H (a)	1,648,200	2,656,642
Industrial & Commercial Bank of China Ltd. Class H	14,666,000	8,760,893
Jiangsu Expressway Co. Ltd. Class H	2,308,000	2,338,456
Kunlun Energy Co. Ltd.	8,366,000	8,637,956
Livzon Pharmaceutical Group, Inc. Class H (b)	366,500	1,394,281
PICC Property & Casualty Co. Ltd. Class H	5,068,000	7,516,364
Sinopec Kantons Holdings Ltd.	2,040,000	1,200,232
Sinopharm Group Co. Ltd. Class H	3,871,200	10,366,393
Tianneng Power International Ltd. (b)	2,608,000	2,659,203
		102,935,735
GREECE — 1.1%
Metlen Energy & Metals SA	142,925	5,643,516
HONG KONG — 0.5%
Grand Pharmaceutical Group Ltd.	2,353,000	1,575,230
SSY Group Ltd.	1,772,000	980,959
		2,556,189
Security Description	Shares	Value
INDIA — 2.0%
Power Grid Corp. of India Ltd.	2,340,990	$9,856,874
INDONESIA — 3.7%
Bank Central Asia Tbk. PT	4,960,600	3,382,972
Telkom Indonesia Persero Tbk. PT	77,503,200	15,306,114
		18,689,086
KUWAIT — 0.8%
Mobile Telecommunications Co. KSCP	2,581,220	4,016,640
MALAYSIA — 9.0%
Malayan Banking Bhd.	3,175,600	8,070,884
MISC Bhd.	2,248,100	4,252,499
Petronas Dagangan Bhd.	283,400	1,227,483
Petronas Gas Bhd.	384,200	1,677,119
PPB Group Bhd.	521,600	1,829,110
Public Bank Bhd.	5,982,400	6,615,677
Sime Darby Bhd.	9,459,100	5,643,115
Telekom Malaysia Bhd.	3,471,900	5,658,098
Tenaga Nasional Bhd.	2,810,500	9,842,032
		44,816,017
MEXICO — 4.9%
Arca Continental SAB de CV (b)	847,361	7,958,329
Bolsa Mexicana de Valores SAB de CV	556,674	902,231
FIBRA Macquarie Mexico REIT (a)	495,422	795,627
Kimberly-Clark de Mexico SAB de CV Class A	2,828,797	4,594,884
Prologis Property Mexico SA de CV REIT	1,190,779	3,912,768
Ternium SA ADR (b)	170,672	6,299,503
		24,463,342
PHILIPPINES — 0.5%
Bank of the Philippine Islands	610,520	1,471,894
Manila Electric Co.	113,390	886,683
		2,358,577
POLAND — 0.2%
Asseco Poland SA	43,311	981,082
QATAR — 2.7%
Ooredoo QPSC	707,710	2,278,045
Qatar Electricity & Water Co. QSC	273,301	1,185,230
Qatar Gas Transport Co. Ltd.	2,100,796	2,509,877
Qatar International Islamic Bank QSC	320,450	967,247
Qatar Islamic Bank QPSC	735,796	4,314,541
Qatar Navigation QSC	294,099	911,134
United Development Co. QSC	3,977,764	1,272,753
		13,438,827
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (c) (d)	767,865,898	—

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Inter RAO UES PJSC (c)	110,161,174	$—
Unipro PJSC (c) (d)	23,862,428	—
		—
SAUDI ARABIA — 6.5%
Abdullah Al Othaim Markets Co.	1,248,563	3,967,284
Jarir Marketing Co.	1,457,814	5,106,274
Riyad Bank	828,652	5,504,614
Saudi Electricity Co.	1,194,778	5,306,020
Saudi Telecom Co.	1,063,328	12,386,691
		32,270,883
SOUTH AFRICA — 2.0%
AVI Ltd.	321,096	2,049,648
Sanlam Ltd.	1,282,819	6,550,882
Tiger Brands Ltd.	106,581	1,441,078
		10,041,608
TAIWAN — 20.1%
Chang Hwa Commercial Bank Ltd.	6,026,512	3,408,736
Cheng Shin Rubber Industry Co. Ltd.	4,515,000	7,390,296
Chunghwa Telecom Co. Ltd.	2,684,000	10,643,894
CTCI Corp.	2,254,000	3,368,910
Far Eastern New Century Corp.	3,516,000	4,266,330
Hu Lane Associate, Inc.	301,300	1,737,546
Namchow Holdings Co. Ltd.	544,000	957,477
President Chain Store Corp.	598,000	5,574,392
Primax Electronics Ltd.	3,098,000	8,869,189
Sercomm Corp.	2,297,000	8,093,012
Shanghai Commercial & Savings Bank Ltd.	2,989,000	3,645,755
Sinbon Electronics Co. Ltd.	320,000	3,038,567
Sino-American Silicon Products, Inc.	1,690,000	9,452,230
Sporton International, Inc.	332,150	2,293,295
Taiwan Fertilizer Co. Ltd.	1,725,000	3,161,487
Taiwan Mobile Co. Ltd.	2,798,000	10,167,633
Taiwan Sakura Corp.	300,000	831,372
Uni-President Enterprises Corp.	3,744,000	10,316,364
Universal Cement Corp.	857,000	836,784
Yulon Finance Corp.	504,000	2,404,816
		100,458,085
THAILAND — 13.3%
Advanced Info Service PCL	249,300	2,014,389
Advanced Info Service PCL NVDR	1,453,400	11,743,734
AEON Thana Sinsap Thailand PCL NVDR	148,600	651,157
Bangkok Bank PCL NVDR	1,664,200	7,783,765
Home Product Center PCL NVDR (b)	21,364,072	6,905,022
Intouch Holdings PCL NVDR	1,518,700	4,365,776
Kiatnakin Phatra Bank PCL NVDR	882,000	1,397,933
Land & Houses PCL NVDR (b)	52,217,500	10,385,891
Security Description	Shares	Value
Mega Lifesciences PCL	147,800	$180,286
Mega Lifesciences PCL NVDR (b)	605,400	738,465
Supalai PCL	591,500	378,678
Supalai PCL NVDR	2,887,900	1,848,830
Thai Beverage PCL	15,462,200	6,452,634
Thanachart Capital PCL NVDR	645,580	1,013,186
Tisco Financial Group PCL NVDR (b)	1,788,100	5,362,494
WHA Corp. PCL NVDR (b)	31,143,600	5,274,885
		66,497,125
UNITED ARAB EMIRATES — 5.2%
Abu Dhabi National Oil Co. for Distribution PJSC	4,932,222	4,847,624
Aldar Properties PJSC	3,733,014	7,642,871
Emirates NBD Bank PJSC	960,001	5,305,750
Emirates Telecommunications Group Co. PJSC	1,569,734	7,906,365
		25,702,610
TOTAL COMMON STOCKS (Cost $454,258,888)		497,839,953

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	226,859	226,859
State Street Navigator Securities Lending Portfolio II (g) (h)	7,133,380	7,133,380
TOTAL SHORT-TERM INVESTMENTS (Cost $7,360,239)		7,360,239
TOTAL INVESTMENTS — 101.2% (Cost $461,619,127)		505,200,192
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(5,751,096)
NET ASSETS — 100.0%		$499,449,096
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	28	12/20/2024	$1,538,745	$1,641,704	$102,959

During the year ended September 30, 2024, the average notional value related to futures contracts was $2,259,471.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$495,266,600	$2,573,353	$0(a)	$497,839,953
Short-Term Investments	7,360,239	—	—	7,360,239
TOTAL INVESTMENTS	$502,626,839	$2,573,353	$0	$505,200,192
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$102,959	$—	$—	$102,959
TOTAL OTHER FINANCIAL INSTRUMENTS:	$102,959	$—	$—	$102,959
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	30.9%
Communication Services	17.6
Utilities	10.8
Consumer Staples	9.0
Real Estate	6.3
Consumer Discretionary	6.1
Information Technology	6.1
Industrials	5.7
Health Care	4.1
Materials	2.1
Energy	1.0
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.2)
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

% of Net Assets
TOTAL	100.0%%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	571,836	$571,950	$79,311,401	$79,883,590	$239	$—	—	$—	$53,833
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,780,344	4,553,485	—	—	226,859	226,859	726
State Street Navigator Securities Lending Portfolio II	12,732	12,732	32,084,932	24,964,284	—	—	7,133,380	7,133,380	29,199
Total		$584,682	$116,176,677	$109,401,359	$239	$—		$7,360,239	$83,758
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BELGIUM — 0.0% (a)
Viohalco SA	16,688	$108,395
BRAZIL — 2.9%
AES Brasil Energia SA	160,837	344,663
Afya Ltd. Class A (b) (c)	14,670	250,417
Alpargatas SA Preference Shares (b)	152,975	195,229
Alupar Investimento SA	91,683	514,326
Anima Holding SA	173,136	74,713
Azzas 2154 SA	49,185	380,868
Banco ABC Brasil SA Preference Shares	24,700	98,831
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	153,742	326,636
Banco Pan SA Preference Shares	211,321	389,984
Bemobi Mobile Tech SA	42,362	108,204
Boa Safra Sementes SA	55,800	120,805
Bradespar SA	44,045	151,243
Bradespar SA Preference Shares	148,746	552,287
BrasilAgro - Co. Brasileira de Propriedades Agricolas	33,333	154,307
C&A Modas SA (b)	77,171	148,793
Camil Alimentos SA	161,901	256,268
CI&T, Inc. Class A (b) (c)	25,074	170,252
Cia Brasileira de Aluminio (b)	224,195	225,603
Cia Brasileira de Distribuicao (b)	86,179	44,626
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	145,992	205,887
Cia de Saneamento de Minas Gerais Copasa MG	130,198	550,840
Cia De Sanena Do Parana	184,733	1,000,024
Construtora Tenda SA (b)	57,926	132,216
Cury Construtora e Incorporadora SA	84,347	346,322
CVC Brasil Operadora e Agencia de Viagens SA (b)	191,169	65,293
Cyrela Brazil Realty SA Empreendimentos e Participacoes	179,463	676,224
Desktop SA (d)	41,000	111,651
Dexco SA	320,595	503,340
Dimed SA Distribuidora da Medicamentos	98,672	182,820
Direcional Engenharia SA	75,460	419,161
EcoRodovias Infraestrutura e Logistica SA	170,129	216,184
Eletromidia SA	43,192	131,659
Even Construtora e Incorporadora SA	84,042	95,835
Fleury SA	153,774	435,700
Fras-Le SA	83,418	310,646
Grendene SA	218,245	225,627
Grupo SBF SA	68,445	207,379
Security Description	Shares	Value
Hidrovias do Brasil SA (b)	272,436	$171,592
Iguatemi SA	145,242	562,213
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	59,146	218,303
Iochpe Maxion SA	99,789	199,915
Irani Papel e Embalagem SA	80,067	108,946
IRB-Brasil Resseguros SA (b)	42,017	345,345
Jalles Machado SA	178,075	211,893
JHSF Participacoes SA	146,121	110,279
JSL SA	73,000	118,096
Kepler Weber SA	140,646	257,232
Lavvi Empreendimentos Imobiliarios SA	79,547	116,564
LOG Commercial Properties e Participacoes SA	63,538	263,682
Log-in Logistica Intermodal SA (b)	21,445	133,888
Lojas Quero-Quero SA	208,824	126,541
M Dias Branco SA	46,800	218,969
Magazine Luiza SA (b)	187,200	333,439
Mahle Metal Leve SA	38,119	211,601
Marcopolo SA Preference Shares	455,747	665,318
Mills Locacao Servicos e Logistica SA	86,552	175,780
Minerva SA (b)	99,131	115,408
Moura Dubeux Engenharia SA (b)	44,800	116,405
Movida Participacoes SA (b)	116,691	132,209
MRV Engenharia e Participacoes SA (b)	197,820	262,995
Nexa Resources SA (b)	29,304	213,040
Oceanpact Servicos Maritimos SA (b)	103,600	130,694
Odontoprev SA	182,584	377,184
Orizon Valorizacao de Residuos SA (b)	52,257	458,297
Petroreconcavo SA	99,942	325,200
Plano & Plano Desenvolvimento Imobiliario SA	55,100	125,968
Randon SA Implementos e Participacoes Preference Shares	103,270	204,424
Romi SA	42,993	85,500
Sao Martinho SA	65,100	313,319
Schulz SA Preference Shares	155,533	175,645
Serena Energia SA (b)	199,275	298,594
Simpar SA (b)	348,271	357,493
SLC Agricola SA	180,808	604,265
Taurus Armas SA Preference Shares	32,785	62,610
Tegma Gestao Logistica SA	52,413	257,936
Tres Tentos Agroindustrial SA	144,151	299,642
Tupy SA	48,868	230,709
Unipar Carbocloro SA Class B, Preference Shares	34,584	296,128

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	308,604	$353,610
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,921	212,257
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	200,900	243,848
Vinci Partners Investments Ltd. Class A	21,147	209,990
Vivara Participacoes SA	72,295	357,506
VTEX Class A (b)	40,269	299,601
Vulcabras SA	48,610	150,316
Wilson Sons SA	101,462	320,457
YDUQS Participacoes SA	19,384	32,711
Zamp SA (b)	71,230	33,092
		22,531,512
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	717,000	276,000
CAYMAN ISLANDS — 0.0% (a)
Amax Holding Co. Ltd.	16,000	115,273
Patria Investments Ltd. Class A	20,800	232,336
		347,609
CHILE — 0.5%
Aguas Andinas SA Class A	495,092	153,286
CAP SA (b)	51,160	343,573
Empresa Nacional de Telecomunicaciones SA	93,730	328,718
Engie Energia Chile SA (b)	444,076	430,530
Grupo Security SA	717,222	203,057
Inversiones Aguas Metropolitanas SA	386,845	302,876
Inversiones La Construccion SA	22,246	185,812
Parque Arauco SA	482,857	851,816
Ripley Corp. SA (b)	1,048,404	311,637
Salfacorp SA	286,977	172,298
SMU SA	1,556,329	253,061
SONDA SA	341,412	131,797
Vina Concha y Toro SA	411,549	507,297
		4,175,758
CHINA — 24.4%
361 Degrees International Ltd.	785,000	429,514
3peak, Inc. Class A (b)	10,287	148,397
ABA Chemicals Corp. Class A (b)	101,900	101,483
Abbisko Cayman Ltd. (b)	217,000	107,836
ADAMA Ltd. Class A (b)	201,300	161,646
Advanced Fiber Resources Zhuhai Ltd. Class A	16,300	98,192
Advanced Technology & Materials Co. Ltd. Class A	46,700	65,259
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	35,538	57,684
Security Description	Shares	Value
Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	65,200	$143,281
A-Living Smart City Services Co. Ltd. (c) (d)	966,750	431,879
Alpha Group Class A (b)	106,600	103,117
Amoy Diagnostics Co. Ltd. Class A	23,800	81,616
ANE Cayman, Inc. (b) (c)	519,500	555,114
Angelalign Technology, Inc. (c) (d)	29,200	283,824
Anhui Anfu Battery Technology Co. Ltd. Class A	34,700	133,373
Anhui Construction Engineering Group Co. Ltd. Class A	100,500	69,789
Anhui Estone Materials Technology Co. Ltd. Class A	26,522	68,440
Anhui Golden Seed Winery Co. Ltd. Class A (b)	83,000	173,385
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	78,800	139,053
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	237,200	155,227
Anhui Jinhe Industrial Co. Ltd. Class A	45,700	165,531
Anhui Tatfook Technology Co. Ltd. Class A (b)	36,500	63,835
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	66,221	105,596
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	45,348	60,519
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	137,000	135,069
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	194,900	112,507
Anhui Xinhua Media Co. Ltd. Class A	158,400	171,105
Anhui Yingliu Electromechanical Co. Ltd. Class A	65,300	116,163
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	8,075	161,543
Anton Oilfield Services Group	624,000	44,987
Antong Holdings Co. Ltd. Class A (b)	428,900	159,949
Anyang Iron & Steel, Inc. Class A (b)	514,800	131,667
Aoshikang Technology Co. Ltd. Class A	14,300	55,066
Aotecar New Energy Technology Co. Ltd. Class A	115,300	46,623
ApicHope Pharmaceutical Co. Ltd. Class A	25,550	65,092
Appotronics Corp. Ltd. Class A	41,108	96,916

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Archermind Technology Nanjing Co. Ltd. Class A	13,260	$91,436
Arcsoft Corp. Ltd. Class A	32,615	157,048
Arctech Solar Holding Co. Ltd. Class A	14,512	174,095
Ascentage Pharma Group International (b) (c) (d)	172,119	914,053
ASR Microelectronics Co. Ltd. Class A (b)	30,107	170,051
ATRenew, Inc. ADR (b)	79,117	219,939
Autel Intelligent Technology Corp. Ltd. Class A	35,097	159,070
Bafang Electric Suzhou Co. Ltd. Class A	22,512	67,806
Bairong, Inc. (b) (c) (d)	151,865	201,379
Bank of Zhengzhou Co. Ltd. Class H (b) (d)	996,000	117,968
Baoding Tianwei Baobian Electric Co. Ltd. Class A (b)	126,100	176,394
Baoji Titanium Industry Co. Ltd. Class A	33,100	147,276
Baota Industry Co. Ltd. Class A (b)	109,100	128,763
Baotailong New Materials Co. Ltd. Class A (b)	524,800	161,970
Baowu Magnesium Technology Co. Ltd. Class A	65,520	108,691
Baoxiniao Holding Co. Ltd. Class A	99,400	62,208
Baozun, Inc. ADR (b)	47,400	169,692
Bear Electric Appliance Co. Ltd. Class A	11,545	78,323
Beauty Farm Medical & Health Industry, Inc.	23,000	51,463
Beijing Aerospace Changfeng Co. Ltd. Class A	85,900	135,257
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	35,600	68,060
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (b)	68,308	115,951
Beijing Baination Pictures Co. Ltd. Class A (b)	83,700	62,309
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	40,200	126,999
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	114,400	98,076
Beijing Caishikou Department Store Co. Ltd. Class A	60,700	103,123
Beijing Capital International Airport Co. Ltd. Class H (b)	1,116,000	416,659
Beijing Changjiu Logistics Corp. Class A	57,900	63,868
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	199,750	239,417
Security Description	Shares	Value
Beijing CTJ Information Technology Co. Ltd. Class A	48,000	$216,385
Beijing Cuiwei Tower Co. Ltd. Class A (b)	77,200	91,996
Beijing Deep Glint Technology Co. Ltd. Class A (b)	72,297	143,382
Beijing eGOVA Co. Ltd. Class A	43,380	99,793
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (b)	267,400	178,046
Beijing Gehua CATV Network Co. Ltd. Class A	151,100	155,447
Beijing GeoEnviron Engineering & Technology, Inc. Class A	188,700	156,921
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,800	50,985
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	9,554	147,433
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,890,000	496,376
Beijing Jingyuntong Technology Co. Ltd. Class A	246,900	104,071
Beijing Join-Cheer Software Co. Ltd. Class A (b)	162,800	142,129
Beijing Leike Defense Technology Co. Ltd. Class A (b)	276,700	169,215
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	80,100	100,831
Beijing Philisense Technology Co. Ltd. Class A (b)	274,900	151,224
Beijing Relpow Technology Co. Ltd. Class A	53,700	92,459
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	63,400	152,733
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	78,100	89,051
Beijing Sifang Automation Co. Ltd. Class A	60,400	172,605
Beijing Sinohytec Co. Ltd. Class A (b)	39,560	145,213
Beijing Strong Biotechnologies, Inc. Class A	41,500	88,056
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	11,572	72,008
Beijing SuperMap Software Co. Ltd. Class A	30,500	77,964
Beijing Urban Construction Investment & Development Co. Ltd. Class A	198,100	171,531
Beijing Wandong Medical Technology Co. Ltd. Class A	55,800	120,312

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Beijing Watertek Information Technology Co. Ltd. Class A (b)	230,900	$103,265
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,400	94,227
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	109,800	151,239
Bengang Steel Plates Co. Ltd. Class A (b)	391,200	198,992
Bestlink Technologies Co. Ltd. Class A	63,538	141,535
Bestore Co. Ltd. Class A	28,900	55,334
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	112,500	72,175
Beyondsoft Corp. Class A	31,900	48,589
Binjiang Service Group Co. Ltd.	82,284	213,456
Bio-Thera Solutions Ltd. Class A (b)	29,778	108,540
Blue Moon Group Holdings Ltd. (c) (d)	485,000	167,963
Blue Sail Medical Co. Ltd. Class A (b)	297,500	226,144
Bluefocus Intelligent Communications Group Co. Ltd. Class A	160,700	161,649
BMC Medical Co. Ltd. Class A	7,840	89,393
BOE HC SemiTek Corp. (b)	233,300	180,009
Bomin Electronics Co. Ltd. Class A	85,100	101,653
Bona Film Group Co. Ltd. Class A (b)	88,800	66,486
Bozhon Precision Industry Technology Co. Ltd. Class A	39,405	137,663
Bright Real Estate Group Co. Ltd. Class A	450,400	163,462
BrightGene Bio-Medical Technology Co. Ltd. Class A	26,169	129,001
Broadex Technologies Co. Ltd. Class A	22,500	72,239
Bros Eastern Co. Ltd. Class A	149,600	113,290
C&D Property Management Group Co. Ltd.	320,293	119,169
C&S Paper Co. Ltd. Class A	154,000	174,934
C*Core Technology Co. Ltd. Class A (b)	26,975	77,472
Canmax Technologies Co. Ltd. Class A	52,200	184,078
CanSino Biologics, Inc. Class H (b) (c) (d)	87,200	319,948
Castech, Inc. Class A	24,750	94,740
CATARC Automotive Proving Ground Co. Ltd. Class A	136,300	122,109
CCCG Real Estate Corp. Ltd. Class A (b)	53,300	96,796
CCS Supply Chain Management Co. Ltd. Class A	136,700	89,458
Security Description	Shares	Value
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	457,400	$123,522
Central China Land Media Co. Ltd. Class A	58,700	104,087
Central China Management Co. Ltd.	49,616	703
CETC Chips Technology, Inc. Class A (b)	76,300	143,472
CETC Digital Technology Co. Ltd. Class A	47,800	143,496
CGN Mining Co. Ltd. (c)	2,295,004	484,558
CGN New Energy Holdings Co. Ltd. (c)	1,562,000	518,823
Chacha Food Co. Ltd. Class A	34,600	165,766
Changchun Faway Automobile Components Co. Ltd. Class A	120,200	154,057
Changchun UP Optotech Co. Ltd. Class A	22,400	101,396
Changjiang Publishing & Media Co. Ltd. Class A	82,500	110,571
Changjiu Holdings Ltd.	70,000	62,903
ChangYuan Technology Group Ltd. Class A (b)	191,100	134,342
Changzhou Almaden Stock Co. Ltd. Class A	51,700	130,309
Chaoju Eye Care Holdings Ltd.	275,000	122,498
Cheng De Lolo Co. Ltd. Class A	47,100	57,338
Chengdu B-Ray Media Co. Ltd. Class A	134,000	88,649
Chengdu CORPRO Technology Co. Ltd. Class A (b)	50,900	128,002
Chengdu Hi-tech Development Co. Ltd. Class A	20,200	142,813
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,500	95,294
Chengdu Kanghua Biological Products Co. Ltd. Class A	13,000	122,279
Chengdu Olymvax Biopharmaceuticals, Inc. Class A	53,306	81,041
Chengdu RML Technology Co. Ltd. Class A	27,440	161,927
Chengdu XGimi Technology Co. Ltd. Class A	7,255	81,510
Chengdu Xuguang Electronics Co. Ltd. Class A	109,800	98,525
Chengzhi Co. Ltd. Class A	68,600	80,375
Chervon Holdings Ltd. (c)	125,900	371,176
China Aluminum International Engineering Corp. Ltd. Class A (b)	273,400	183,604
China Animal Husbandry Industry Co. Ltd. Class A	102,700	106,095
China Bester Group Telecom Co. Ltd. Class A	43,500	138,667

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China BlueChemical Ltd. Class H	1,740,000	$472,662
China CAMC Engineering Co. Ltd. Class A	125,800	149,012
China Chunlai Education Group Co. Ltd. (c)	259,000	162,052
China Conch Venture Holdings Ltd. (c)	1,160,000	1,145,439
China CYTS Tours Holding Co. Ltd. Class A	59,300	93,966
China Datang Corp. Renewable Power Co. Ltd. Class H (c)	1,313,000	361,741
China Dongxiang Group Co. Ltd.	1,612,000	72,636
China East Education Holdings Ltd. (c) (d)	761,500	297,051
China Education Group Holdings Ltd.	560,000	393,640
China Express Airlines Co. Ltd. Class A (b)	83,900	86,434
China Foods Ltd.	588,000	209,689
China Forestry Holdings Co. Ltd. (b) (e)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	371,600	79,644
China Harzone Industry Corp. Ltd. Class A (b)	43,800	52,570
China High Speed Railway Technology Co. Ltd. Class A (b)	338,100	116,425
China Jinmao Holdings Group Ltd. (c)	3,488,000	525,389
China Lesso Group Holdings Ltd.	1,165,000	592,436
China Lilang Ltd.	378,000	204,877
China Publishing & Media Co. Ltd. Class A	142,900	145,786
China Qinfa Group Ltd. (b)	766,000	114,395
China Railway Tielong Container Logistics Co. Ltd. Class A	172,700	154,226
China Reform Health Management & Services Group Co. Ltd. Class A (b)	74,200	99,023
China Resources Building Materials Technology Holdings Ltd.	1,304,000	369,334
China Resources Medical Holdings Co. Ltd. (c)	905,000	505,658
China Risun Group Ltd. (c)	1,362,000	554,093
China Sanjiang Fine Chemicals Co. Ltd. (b)	177,097	38,304
China Science Publishing & Media Ltd. Class A	48,700	148,912
China Shineway Pharmaceutical Group Ltd.	308,138	368,139
China Southern Power Grid Technology Co. Ltd. Class A	32,027	156,505
Security Description	Shares	Value
China Sports Industry Group Co. Ltd. Class A	98,600	$114,962
China Testing & Certification International Group Co. Ltd. Class A	52,322	51,360
China Tianying, Inc. Class A	215,600	155,878
China TransInfo Technology Co. Ltd. Class A	108,500	146,193
China Travel International Investment Hong Kong Ltd.	1,918,000	288,904
China Tungsten & Hightech Materials Co. Ltd. Class A	103,600	145,068
China Union Holdings Ltd. Class A (b)	286,800	156,541
China Wafer Level CSP Co. Ltd. Class A	40,400	126,534
China Water Affairs Group Ltd. (c)	463,357	311,987
China West Construction Group Co. Ltd. Class A	52,200	50,345
China XLX Fertiliser Ltd.	681,118	356,891
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	51,500	58,869
Chinasoft International Ltd. (c)	2,042,000	1,372,287
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	29,239	135,946
Chlitina Holding Ltd.	74,569	360,516
Chongqing Baiya Sanitary Products Co. Ltd. Class A	41,500	158,264
Chongqing Chuanyi Automation Co. Ltd. Class A	33,020	98,041
Chongqing Construction Engineering Group Corp. Ltd. Class A	383,200	148,929
Chongqing Department Store Co. Ltd. Class A	19,600	69,901
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	100,900	155,560
Chongqing Gas Group Corp. Ltd. Class A	165,500	144,013
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (b)	29,365	127,553
Chongqing Hongjiu Fruit Co. Ltd. Class H (b)	248,300	55,622
Chongqing Road & Bridge Co. Ltd. Class A	123,100	95,685
Chongqing Shunbo Aluminum Co. Ltd. Class A	91,390	82,267
Chongqing Zongshen Power Machinery Co. Ltd. Class A	36,500	76,926
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	68,220	67,063
Chow Tai Seng Jewellery Co. Ltd. Class A	80,300	151,337
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	39,270	143,195

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
CIG Shanghai Co. Ltd. Class A	16,100	$78,583
CIMC Enric Holdings Ltd.	292,000	258,261
CIMC Vehicles Group Co. Ltd. Class A (b)	96,900	154,378
Cinda Real Estate Co. Ltd. Class A (b)	198,100	129,356
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	11,014	103,992
CITIC Guoan Information Industry Co. Ltd. Class A (b)	366,300	146,025
CITIC Niya Wine Co. Ltd. Class A (b)	111,500	90,970
Citic Offshore Helicopter Co. Ltd. Class A	51,700	138,066
CITIC Resources Holdings Ltd.	1,120,000	58,397
CITIC Telecom International Holdings Ltd. (c)	1,401,287	432,969
CMST Development Co. Ltd. Class A	120,100	91,294
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	259,300	160,056
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	100,500	124,931
CoCreation Grass Co. Ltd. Class A	50,700	157,345
COFCO Joycome Foods Ltd. (b) (c)	3,026,236	646,740
Cofoe Medical Technology Co. Ltd. Class A	10,900	62,251
COL Group Co. Ltd. Class A (b)	42,000	146,308
Consun Pharmaceutical Group Ltd.	386,000	353,326
COSCO SHIPPING International Hong Kong Co. Ltd.	472,000	246,710
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	146,900	142,311
Cosonic Intelligent Technologies Co. Ltd. Class A	62,100	138,776
Country Garden Services Holdings Co. Ltd.	1,356,000	1,136,474
CPMC Holdings Ltd. (b) (c)	551,000	493,719
CPT Technology Group Co. Ltd. Class A (b)	234,000	111,004
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	54,566
Crystal Clear Electronic Material Co. Ltd. Class A	52,910	65,470
CSG Holding Co. Ltd. Class B	275,000	92,050
CSSC Hong Kong Shipping Co. Ltd.	1,080,321	239,221
Cybrid Technologies, Inc. Class A	37,000	64,921
Daan Gene Co. Ltd. Class A	100,600	92,282
Daheng New Epoch Technology, Inc. Class A	113,800	142,603
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	103,700	71,122
Dalipal Holdings Ltd. (c)	576,000	296,621
Security Description	Shares	Value
Daqo New Energy Corp. ADR (b) (c)	28,000	$570,360
Datang Huayin Electric Power Co. Ltd. Class A (b)	283,900	136,704
Datang Telecom Technology Co. Ltd. Class A (b)	159,300	183,230
DeHua TB New Decoration Materials Co. Ltd. Class A	45,700	78,684
Delixi New Energy Technology Co. Ltd. Class A (b)	19,500	48,286
Deppon Logistics Co. Ltd. Class A	68,700	149,893
Dezhan Healthcare Co. Ltd. Class A (b)	203,500	88,685
Digital China Information Service Group Co. Ltd. Class A	138,700	224,539
Digiwin Co. Ltd.	45,800	148,421
DingDong Cayman Ltd. ADR (b) (c)	107,010	379,885
Dongfang Electronics Co. Ltd. Class A	66,000	112,222
DongFeng Automobile Co. Ltd. Class A	156,100	157,245
Dongguan Aohai Technology Co. Ltd. Class A	17,400	74,362
Dongguan Development Holdings Co. Ltd. Class A	62,600	99,464
Dongguan Yutong Optical Technology Co. Ltd. Class A	42,400	97,539
Donghua Testing Technology Co. Ltd. Class A	7,600	39,593
Dongrui Food Group Co. Ltd. Class A (b)	30,300	75,981
Dongyue Group Ltd. (c)	764,000	764,246
Double Medical Technology, Inc. Class A	18,400	82,974
DouYu International Holdings Ltd. ADR (c)	16,263	176,128
DPC Dash Ltd. (b)	29,500	297,753
DR Corp. Ltd. Class A	20,103	67,387
Dynagreen Environmental Protection Group Co. Ltd. Class H	633,058	272,213
East Buy Holding Ltd. (b) (c) (d)	279,500	711,029
Eastcompeace Technology Co. Ltd. Class A	97,191	143,454
Eastern Communications Co. Ltd. Class A	54,000	86,340
Easy Click Worldwide Network Technology Co. Ltd. Class A	60,200	147,002
E-Commodities Holdings Ltd.	1,314,000	262,208
Edan Instruments, Inc. Class A	52,400	84,979
Edifier Technology Co. Ltd. Class A	81,100	143,691
EEKA Fashion Holdings Ltd. (c)	297,104	367,961
EHang Holdings Ltd. ADR (b) (c)	35,006	494,985
Electric Connector Technology Co. Ltd. Class A	24,800	155,880

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
EmbedWay Technologies Shanghai Corp. Class A	35,600	$132,051
Emdoor Information Co. Ltd. Class A	19,500	118,388
Emei Shan Tourism Co. Ltd. Class A	66,900	135,164
Era Co. Ltd. Class A	69,500	45,283
Espressif Systems Shanghai Co. Ltd. Class A	7,831	130,982
Estun Automation Co. Ltd. Class A	68,800	152,274
EVA Precision Industrial Holdings Ltd.	775,189	74,849
Everest Medicines Ltd. (b) (c) (d)	165,000	576,730
Evergrande Property Services Group Ltd. (b) (d)	3,118,500	373,377
Fangda Special Steel Technology Co. Ltd. Class A	160,200	100,030
Fanli Digital Technology Co. Ltd. Class A (b)	78,700	67,133
Far East Smarter Energy Co. Ltd. Class A	199,300	121,312
Farasis Energy Gan Zhou Co. Ltd. Class A (b)	92,133	167,846
FAWER Automotive Parts Co. Ltd. Class A	122,900	93,246
FESCO Group Co. Ltd. Class A	39,000	106,323
Fibocom Wireless, Inc. Class A	73,500	155,955
FIH Mobile Ltd. (b) (c)	1,961,198	227,239
Financial Street Holdings Co. Ltd. Class A (b)	431,200	215,642
FinVolution Group ADR	117,846	728,288
First Tractor Co. Ltd. Class A	32,600	86,779
First Tractor Co. Ltd. Class H (c)	320,000	346,057
Focus Lightings Tech Co. Ltd. Class A	40,800	59,346
Focus Technology Co. Ltd. Class A	22,300	95,590
Focused Photonics Hangzhou, Inc. Class A (b)	40,400	85,376
Focuslight Technologies, Inc. Class A	6,785	55,822
Foshan Blue Rocket Electronics Co. Ltd. Class A	7,500	29,577
Foshan Golden Milky Way Intelligent Equipment Co. Ltd. Class A	31,600	139,293
Foshan Nationstar Optoelectronics Co. Ltd. Class A	114,800	130,241
Foshan Yowant Technology Co. Ltd. Class A (b)	82,000	66,550
Fu Shou Yuan International Group Ltd. (c)	1,236,000	722,425
Fufeng Group Ltd. (c)	951,000	590,128
Fujian Apex Software Co. Ltd. Class A	16,800	90,497
Security Description	Shares	Value
Fujian Boss Software Development Co. Ltd. Class A	60,892	$132,683
Fujian Foxit Software Development JSC Ltd. Class A	7,906	75,506
Fujian Longking Co. Ltd. Class A	80,500	146,193
Fujian Snowman Group Co. Ltd. Class A (b)	57,600	50,369
Fujian Star-net Communication Co. Ltd. Class A	29,800	70,895
Fujian Start Group Co. Ltd. Class A (b)	266,700	131,851
Fujian Tianma Science & Technology Group Co. Ltd. Class A	70,600	139,109
Fujian Yongfu Power Engineering Co. Ltd. Class A	42,700	150,943
Fulin Precision Co. Ltd. Class A (b)	106,900	142,815
Funshine Culture Group Co. Ltd. Class A	20,720	79,343
Fushun Special Steel Co. Ltd. Class A	163,200	146,908
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	843,000	179,473
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	26,100	196,198
Gaotu Techedu, Inc. ADR (b) (c)	92,759	363,615
G-bits Network Technology Xiamen Co. Ltd. Class A	4,100	143,059
GemPharmatech Co. Ltd. Class A	50,351	106,405
Genertec Universal Medical Group Co. Ltd. (d)	1,038,636	676,601
Genimous Technology Co. Ltd. Class A (b)	91,360	102,212
GEPIC Energy Development Co. Ltd. Class A	76,100	71,765
Giantec Semiconductor Corp. Class A	12,499	105,262
GKHT Medical Technology Co. Ltd. Class A	83,200	142,656
Globe Jiangsu Co. Ltd. Class A (b)	43,700	92,599
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	696,000	259,852
GoodWe Technologies Co. Ltd. Class A	17,857	155,360
Grace Fabric Technology Co. Ltd. Class A (b)	107,800	121,683
Great Microwave Technology Co. Ltd. Class A	16,605	65,579
Greatoo Intelligent Equipment, Inc. Class A (b)	187,900	84,034
Greattown Holdings Ltd. Class A	251,500	152,726

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Gree Real Estate Co. Ltd. Class A (b)	109,300	$100,107
Greentown China Holdings Ltd.	615,000	725,253
Greentown Management Holdings Co. Ltd. (c) (d)	754,904	360,566
Greentown Service Group Co. Ltd.	1,352,000	812,854
GRG Metrology & Test Group Co. Ltd. Class A	66,100	142,331
GRINM Semiconductor Materials Co. Ltd. Class A	85,761	142,391
Guangdong Advertising Group Co. Ltd. Class A	120,300	96,087
Guangdong Aofei Data Technology Co. Ltd. Class A	72,667	123,662
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	120,700	84,506
Guangdong Chj Industry Co. Ltd. Class A	109,400	87,537
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	65,600	69,362
Guangdong Deerma Technology Co. Ltd. Class A	93,500	142,682
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	102,700	92,888
Guangdong Dongpeng Holdings Co. Ltd. Class A	71,800	68,941
Guangdong Ellington Electronics Technology Co. Ltd. Class A	101,401	133,585
Guangdong Golden Dragon Development, Inc. Class A (b)	41,300	86,452
Guangdong Great River Smarter Logistics Co. Ltd. Class A	48,800	84,231
Guangdong Guangzhou Daily Media Co. Ltd. Class A	122,800	69,483
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,900	86,112
Guangdong Huate Gas Co. Ltd. Class A	12,101	94,026
Guangdong Marubi Biotechnology Co. Ltd. Class A	21,200	87,270
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A (b)	330,500	102,947
Guangdong Mingyang Electric Co. Ltd. Class A	27,000	148,529
Guangdong Shaoneng Group Co. Ltd. Class A (b)	233,600	139,186
Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (b)	104,900	99,674
Guangdong Shenling Environmental Systems Co. Ltd. Class A	20,600	70,848
Security Description	Shares	Value
Guangdong Shirongzhaoye Co. Ltd. Class A	118,600	$140,992
Guangdong Shunkong Development Co. Ltd. Class A	100,700	190,360
Guangdong Sirio Pharma Co. Ltd. Class A	28,080	121,329
Guangdong Songyang Recycle Resources Co. Ltd. Class A (b)	28,500	114,551
Guangdong South New Media Co. Ltd. Class A	17,600	103,106
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	37,549	80,317
Guangdong Tapai Group Co. Ltd. Class A	70,800	82,043
Guangdong TCL Smart Home Appliances Co. Ltd. (b)	85,900	142,744
Guangdong Vanward New Electric Co. Ltd. Class A	96,300	144,340
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	58,500	131,818
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	42,400	82,393
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	208,100	81,472
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (b)	50,200	160,169
Guangzhou Guangri Stock Co. Ltd. Class A	77,400	143,549
Guangzhou Haoyang Electronic Co. Ltd. Class A	10,050	66,845
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	31,800	167,846
Guangzhou Lingnan Group Holdings Co. Ltd. Class A (b)	63,000	92,448
Guangzhou Wondfo Biotech Co. Ltd. Class A	33,300	125,613
Guilin Layn Natural Ingredients Corp. Class A	77,700	92,259
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,900	97,351
Guiyang Longmaster Information & Technology Co. Ltd. Class A	68,200	142,273
Guizhou Aviation Technical Development Co. Ltd. Class A	14,587	76,284
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	91,700	120,412
Guizhou Chanhen Chemical Corp. Class A	45,200	135,626
Guizhou Panjiang Refined Coal Co. Ltd. Class A	179,900	150,888

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Guizhou Qianyuan Power Co. Ltd. Class A	33,800	$80,170
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	61,600	132,025
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	17,232	148,470
GuoChuang Software Co. Ltd. Class A (b)	51,600	136,398
Guoguang Electric Co. Ltd. Class A (b)	25,300	47,573
Guotai Epoint Software Co. Ltd. Class A	39,759	173,099
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	3,580,000	414,805
Haima Automobile Co. Ltd. Class A (b)	176,700	93,669
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	141,400	149,711
Hainan Haide Capital Management Co. Ltd. Class A	185,190	183,109
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	30,200	78,665
Hainan Haiyao Co. Ltd. Class A (b)	196,100	121,045
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	167,000	189,844
Hainan Mining Co. Ltd. Class A	123,800	124,708
Hainan Yedao Co. Ltd. Class A (b)	116,500	141,824
Haining China Leather Market Co. Ltd. Class A	275,300	151,838
Haitong UniTrust International Leasing Co. Ltd. Class H (d)	1,634,000	214,571
Halo Microelectronics Co. Ltd. Class A (b)	44,589	72,376
Hand Enterprise Solutions Co. Ltd. Class A	96,500	122,579
Hangjin Technology Co. Ltd. Class A	57,000	160,038
Hangxiao Steel Structure Co. Ltd. Class A	224,800	89,295
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	12,600	86,165
Hangzhou Dptech Technologies Co. Ltd. Class A	45,950	105,771
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	26,100	74,735
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	23,000	69,309
Hangzhou Haoyue Personal Care Co. Ltd. Class A	11,100	67,279
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,640	150,829
Security Description	Shares	Value
Hangzhou Huaxing Chuangye Communication Technology Co. Ltd. Class A (b)	93,000	$139,394
Hangzhou Lion Microelectronics Co. Ltd. Class A	40,600	140,329
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b) (c) (d)	173,200	256,873
Hangzhou Shunwang Technology Co. Ltd. Class A	56,200	111,699
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	294,543	289,708
Hangzhou Sunrise Technology Co. Ltd. Class A	41,200	98,252
Hangzhou Weiguang Electronic Co. Ltd. Class A	37,000	113,400
Harbin Electric Co. Ltd. Class H (c)	116,000	40,173
Harbin Fuerjia Technology Co. Ltd. Class A	29,022	154,054
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	318,000	102,688
Harbin Hatou Investment Co. Ltd. Class A (b)	130,700	120,827
HBIS Resources Co. Ltd. Class A	40,000	96,304
HBM Holdings Ltd. (b) (d)	252,842	46,874
Health & Happiness H&H International Holdings Ltd. (c)	182,000	267,582
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (b)	47,000	87,638
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	93,628	131,238
Hefei Meiya Optoelectronic Technology, Inc. Class A	66,500	151,744
Hefei Urban Construction Development Co. Ltd. Class A	33,200	34,914
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	67,400	119,321
Hello Group, Inc. ADR	108,333	824,414
Henan Huaying Agriculture Development Co. Ltd. Class A (b)	451,800	129,111
Henan Liliang Diamond Co. Ltd. Class A	24,500	104,670
Henan Lingrui Pharmaceutical Co. Class A	37,500	132,776
Henan Mingtai Al Industrial Co. Ltd. Class A	71,300	153,019
Henan Shijia Photons Technology Co. Ltd. Class A (b)	85,259	136,075
Henan Yicheng New Energy Co. Ltd. Class A (b)	201,400	131,511
Henan Yuguang Gold & Lead Co. Ltd. Class A	65,600	65,988

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Henan Yuneng Holdings Co. Ltd. Class A (b)	240,100	$142,029
Henan Zhongfu Industry Co. Ltd. Class A (b)	331,400	143,477
Hengbao Co. Ltd. Class A	136,500	132,235
Hengdian Group Tospo Lighting Co. Ltd. Class A	59,800	104,499
Hengtong Logistics Co. Ltd. Class A	90,100	116,380
Hichain Logistics Co. Ltd. Class A	31,900	79,173
Hicon Network Technology Shandong Co. Ltd. Class A	37,300	145,871
Hiecise Precision Equipment Co. Ltd. Class A	23,100	76,278
Hitevision Co. Ltd. Class A	35,300	126,550
HitGen, Inc. Class A	45,540	74,830
HMT Xiamen New Technical Materials Co. Ltd. Class A	30,100	93,285
Hongbo Co. Ltd. Class A (b)	81,500	135,549
Hongli Zhihui Group Co. Ltd. Class A	124,300	131,783
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	212,300	97,373
Hopson Development Holdings Ltd. (b)	293,300	182,380
Horizon Construction Development Ltd. (b)	574,000	119,714
Huabao Flavours & Fragrances Co. Ltd. Class A	38,700	103,238
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	262,800	143,066
Huada Automotive Technology Corp. Ltd. Class A	27,300	129,856
Huafon Microfibre Shanghai Technology Co. Ltd. Class A (b)	193,800	178,884
Hualan Biological Vaccine, Inc. Class A	48,400	143,707
Huangshan Tourism Development Co. Ltd. Class B	249,461	196,076
Huatu Cendes Co. Ltd. Class A (b)	10,300	129,290
Huayi Brothers Media Corp. Class A (b)	294,700	120,850
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	159,500	95,718
Hubei Century Network Technology Co. Ltd. Class A	24,900	41,804
HuBei NengTer Technology Co. Ltd. Class A (b)	335,500	129,432
Hubei Wanrun New Energy Technology Co. Ltd. Class A (b)	33,010	161,733
Security Description	Shares	Value
Hubei Yihua Chemical Industry Co. Ltd. Class A	80,400	$165,311
Huitongda Network Co. Ltd. Class H (b) (c) (d)	55,700	157,043
HuiZhou Intelligence Technology Group Co. Ltd. Class A (b)	87,900	33,157
Hunan Corun New Energy Co. Ltd. Class A	179,600	105,471
Hunan Friendship & Apollo Commercial Co. Ltd. Class A	206,700	84,173
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	49,380	173,781
Hunan Kylinsec Technology Co. Ltd. Class A (b)	22,142	157,555
Hunan New Wellful Co. Ltd. Class A (b)	91,200	86,266
Hunan Silver Co. Ltd. Class A (b)	231,700	115,872
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	110,700	100,915
Hunan Zhongke Electric Co. Ltd. Class A	77,800	117,389
HUYA, Inc. ADR (c)	64,498	328,940
Hwa Create Co. Ltd. Class A (b)	41,400	127,714
Hybio Pharmaceutical Co. Ltd. Class A (b)	57,000	97,326
Hydsoft Technology Co. Ltd. Class A	48,400	134,025
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	223,200	681,022
Hymson Laser Technology Group Co. Ltd. Class A	18,833	94,398
Hytera Communications Corp. Ltd. Class A (b)	74,700	71,192
iDreamSky Technology Holdings Ltd. (b) (c) (d)	224,880	78,169
IKD Co. Ltd. Class A	65,400	145,309
Infore Environment Technology Group Co. Ltd. Class A	222,100	148,518
Infotmic Co. Ltd. Class A (b)	92,500	76,525
Inkeverse Group Ltd.	1,688,494	208,684
Inmyshow Digital Technology Group Co. Ltd. Class A	147,200	94,226
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,300	119,467
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	25,736
InnoCare Pharma Ltd. (b) (c) (d)	701,000	608,270
Insigma Technology Co. Ltd. Class A	63,400	52,451
InventisBio Co. Ltd. Class A (b)	107,090	149,802
iRay Technology Co. Ltd. Class A	9,752	176,740
IReader Technology Co. Ltd. Class A	32,000	89,480
Jack Technology Co. Ltd. Class A	31,800	127,770

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Jadard Technology, Inc. Class A	45,221	$122,508
Jade Bird Fire Co. Ltd. Class A	63,700	104,579
Jangho Group Co. Ltd. Class A	103,100	84,264
JC Finance & Tax Interconnect Holdings Ltd. Class A (b)	124,600	141,003
JF SmartInvest Holdings Ltd. (c)	156,000	245,824
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	36,134
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	135,500	110,551
Jiangsu Azure Corp. Class A	105,400	134,336
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,700	95,329
Jiangsu Cai Qin Technology Co. Ltd. Class A	64,222	138,563
Jiangsu Cnano Technology Co. Ltd. Class A	25,957	104,145
Jiangsu Dagang Co. Ltd. Class A (b)	45,500	87,637
Jiangsu Etern Co. Ltd. Class A	215,600	135,238
Jiangsu Gian Technology Co. Ltd. Class A	10,900	59,806
Jiangsu Guomao Reducer Co. Ltd. Class A	53,200	81,336
Jiangsu Guotai International Group Co. Ltd. Class A	129,400	143,662
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A (b)	18,600	135,540
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	59,000	71,657
Jiangsu High Hope International Group Corp. Class A (b)	248,600	82,409
Jiangsu Hongdou Industrial Co. Ltd. Class A	275,900	98,160
Jiangsu Hongtian Technology Co. Ltd. Class A	25,100	77,287
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	47,160
Jiangsu Huahong Technology Stock Co. Ltd. Class A (b)	58,200	64,531
Jiangsu Huaxicun Co. Ltd. Class A	77,400	74,208
Jiangsu Jiangnan Water Co. Ltd. Class A	124,300	104,965
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	142,300	87,023
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	60,200	216,762
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	41,100	90,790
Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	37,109	140,776
Jiangsu Leili Motor Co. Ltd. Class A	26,600	110,829
Jiangsu Linyang Energy Co. Ltd. Class A	119,400	129,659
Security Description	Shares	Value
Jiangsu Longda Superalloy Co. Ltd. Class A	69,453	$147,269
Jiangsu Lopal Tech Co. Ltd. Class A (b)	66,700	86,155
Jiangsu New Energy Development Co. Ltd. Class A	95,000	140,220
Jiangsu Pacific Precision Forging Co. Ltd. Class A	111,600	145,427
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	91,500	139,368
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	46,400	117,481
Jiangsu Shagang Co. Ltd. Class A	107,000	91,426
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	96,100	78,131
Jiangsu ToLand Alloy Co. Ltd. Class A	27,300	103,370
Jiangsu Tongling Electric Co. Ltd. Class A	10,600	48,391
Jiangsu Tongrun Equipment Technology Co. Ltd. Class A	63,900	140,516
Jiangsu Transimage Technology Co. Ltd. Class A	32,600	75,926
Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	181,900	143,469
Jiangsu Yahong Meditech Co. Ltd. Class A (b)	81,349	76,715
Jiangsu Yike Food Group Co. Ltd. Class A (b)	80,200	141,179
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	153,660	99,459
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (e)	244,900	9,798
Jiangsu Zongyi Co. Ltd. Class A (b)	172,300	78,289
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	70,600	71,421
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	21,758	140,801
Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	79,300	88,607
Jiangxi Hungpai New Material Co. Ltd. Class A	77,300	67,374
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	121,500	149,300
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	39,300	142,687
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	46,500	94,945
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	282,900	83,674
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,900	117,686

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,600	$92,880
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	64,300	97,112
Jihua Group Corp. Ltd. Class A	374,600	154,151
Jilin Chemical Fibre Class A (b)	122,500	59,862
Jilin Electric Power Co. Ltd. Class A	230,000	180,749
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	544,400	107,345
Jilin Yatai Group Co. Ltd. Class A (b)	667,900	180,368
Jinan Acetate Chemical Co. Ltd.	4,378	122,708
Jingjin Equipment, Inc. Class A	48,800	145,592
Jinhong Gas Co. Ltd. Class A	39,450	110,369
Jinhui Liquor Co. Ltd. Class A	39,000	122,484
Jinke Smart Services Group Co. Ltd. Class H (b)	235,100	260,903
Jinko Power Technology Co. Ltd. Class A	364,900	152,766
JinkoSolar Holding Co. Ltd. ADR (c)	32,957	883,907
Jinlei Technology Co. Ltd. Class A	31,300	91,101
Jinlongyu Group Co. Ltd. Class A	21,400	49,872
Jinyu Bio-Technology Co. Ltd. Class A	107,600	112,233
Jinzi Ham Co. Ltd. Class A	194,000	133,609
Jishi Media Co. Ltd. Class A (b)	455,500	96,975
Jiumaojiu International Holdings Ltd. (c) (d)	700,000	446,089
JL Mag Rare-Earth Co. Ltd. Class A	81,300	167,743
JNBY Design Ltd.	164,770	342,798
Joeone Co. Ltd. Class A	58,200	67,774
Joinn Laboratories China Co. Ltd. Class H (d)	127,200	160,320
Jointo Energy Investment Co. Ltd. Hebei Class A	104,700	81,532
Jolywood Suzhou Sunwatt Co. Ltd. Class A	82,100	91,735
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	51,600	172,009
JoulWatt Technology Co. Ltd. Class A (b)	50,786	136,568
Joyoung Co. Ltd. Class A	127,200	208,466
JS Corrugating Machinery Co. Ltd. Class A	47,000	83,475
JSTI Group Class A	40,400	47,566
Juewei Food Co. Ltd. Class A	70,700	172,036
Juneyao Grand Healthy Drinks Co. Ltd. Class A	102,060	89,101
Jushri Technologies, Inc. Class A (b)	34,423	90,255
Security Description	Shares	Value
Jutze Intelligent Technology Co. Ltd. Class A	55,700	$138,242
Jwipc Technology Co. Ltd. Class A	11,000	56,598
Kaishan Group Co. Ltd. Class A	94,100	130,421
Kama Co. Ltd. Class B (b)	252,300	7,569
Keda Industrial Group Co. Ltd. Class A	120,200	149,248
KEDE Numerical Control Co. Ltd. Class A	10,175	108,152
Keeson Technology Corp. Ltd. Class A	15,224	21,622
Kehua Data Co. Ltd. Class A	41,700	142,582
Keli Sensing Technology Ningbo Co. Ltd. Class A	25,000	113,736
Keymed Biosciences, Inc. (b) (d)	146,000	783,804
KHGEARS International Ltd.	25,000	138,246
Kidswant Children Products Co. Ltd. Class A	89,400	119,053
Kinetic Development Group Ltd. (c)	1,916,000	352,736
KingClean Electric Co. Ltd. Class A (b)	40,400	139,061
Kingenta Ecological Engineering Group Co. Ltd. Class A (b)	600,700	142,479
Kingsemi Co. Ltd. Class A	12,749	150,923
Kingsoft Cloud Holdings Ltd. (b) (c)	1,907,895	417,563
Konfoong Materials International Co. Ltd. Class A	15,200	129,833
KPC Pharmaceuticals, Inc. Class A	37,200	84,195
KTK Group Co. Ltd. Class A	110,600	132,113
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,100	38,946
Kuangda Technology Group Co. Ltd. Class A	174,600	113,262
Kunming Yunnei Power Co. Ltd. Class A (b)	451,700	159,416
Kunshan Huguang Auto Harness Co. Ltd. Class A	29,600	123,583
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	29,500	102,343
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (b)	29,700	73,119
Lakala Payment Co. Ltd. Class A	70,500	175,176
Lancy Co. Ltd. Class A	36,300	86,929
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	122,100	91,069
Laobaixing Pharmacy Chain JSC Class A	48,000	119,200
Lecron Industrial Development Group Co. Ltd. Class A (b)	92,600	77,799
Lee & Man Paper Manufacturing Ltd. (c)	1,602,000	575,421
Legend Holdings Corp. Class H (b) (d)	170,500	157,385

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Leo Group Co. Ltd. Class A	597,900	$158,047
Lepu Biopharma Co. Ltd. Class H (b) (c) (d)	575,000	293,145
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H	45,000	98,835
LexinFintech Holdings Ltd. ADR	49,136	133,650
LianChuang Electronic Technology Co. Ltd. Class A (b)	100,900	129,321
Lianhe Chemical Technology Co. Ltd. Class A	113,300	95,838
Liaoning Chengda Biotechnology Co. Ltd. Class A	43,465	176,750
Liaoning Energy Industry Co. Ltd. Class A (b)	314,500	151,438
Liaoning He Eye Hospital Group Co. Ltd. Class A	42,468	144,419
Lihuayi Weiyuan Chemical Co. Ltd. Class A	64,000	137,535
Linewell Software Co. Ltd. Class A	65,500	96,772
Lingbao Gold Group Co. Ltd. Class H	340,000	137,882
Lingyuan Iron & Steel Co. Ltd. Class A (b)	567,700	154,120
Linktel Technologies Co. Ltd. Class A	6,300	68,215
Liuzhou Iron & Steel Co. Ltd. Class A (b)	333,300	151,443
Loncin Motor Co. Ltd. Class A	208,700	235,876
Lonking Holdings Ltd.	1,170,000	250,042
Lontium Semiconductor Corp. Class A	17,128	138,201
Lucky Harvest Co. Ltd. Class A	16,700	72,206
Luenmei Quantum Co. Ltd. Class A	170,500	144,222
Lufax Holding Ltd. ADR	119,900	418,451
Luolai Lifestyle Technology Co. Ltd. Class A	46,400	51,713
Luoniushan Co. Ltd. Class A	178,800	147,155
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	222,700	141,601
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	29,400	83,176
Lushang Freda Pharmaceutical Co. Ltd. Class A	67,800	74,885
Luster LightTech Co. Ltd. Class A	47,098	139,639
Luye Pharma Group Ltd. (b) (d)	1,802,221	777,269
Maanshan Iron & Steel Co. Ltd. Class H (b)	992,000	159,640
Mabwell Shanghai Bioscience Co. Ltd. Class A (b)	32,433	128,042
Maccura Biotechnology Co. Ltd. Class A	30,900	64,417
Security Description	Shares	Value
Macrolink Culturaltainment Development Co. Ltd. Class A (b)	548,000	$145,640
Malion New Materials Co. Ltd. Class A	72,700	80,816
Maoyan Entertainment (b) (c) (d)	277,196	308,689
Maoye Commercial Co. Ltd. Class A	134,400	59,339
Marssenger Kitchenware Co. Ltd. Class A	36,400	82,384
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,200	63,146
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	46,000	63,624
Medlive Technology Co. Ltd. (c) (d)	226,000	268,843
Mega-info Media Co. Ltd. Class A	52,220	82,076
MeiG Smart Technology Co. Ltd. Class A	36,700	125,276
Meitu, Inc. (c) (d)	2,117,598	836,952
Merit Interactive Co. Ltd. Class A (b)	24,400	49,298
Mesnac Co. Ltd. Class A	122,900	143,470
Microport Scientific Corp. (b)	570,400	578,661
Micro-Tech Nanjing Co. Ltd. Class A	12,738	139,417
Migao Group Holdings Ltd.	108,000	116,794
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,270	104,911
Minami Acoustics Ltd. Class A	25,400	125,645
Mingchen Health Co. Ltd. Class A	28,500	60,920
Mingyue Optical Lens Co. Ltd. Class A	12,100	47,631
Minmetals Development Co. Ltd. Class A (b)	105,500	118,334
Minth Group Ltd. (b)	410,000	844,545
Mloptic Corp. Class A	9,345	138,693
MLS Co. Ltd. Class A	107,800	136,778
Moon Environment Technology Co. Ltd. Class A	34,800	51,265
Motorcomm Electronic Technology Co. Ltd. Class A (b)	13,084	141,054
Mubang High-Tech Co. Ltd. Class A (b)	36,200	94,448
NanJi E-Commerce Co. Ltd. Class A	157,500	74,039
Nanjing Cosmos Chemical Co. Ltd. Class A	23,800	115,452
Nanjing Gaoke Co. Ltd. Class A	36,700	37,966
Nanjing Hanrui Cobalt Co. Ltd. Class A	35,100	169,766

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nanjing Les Information Technology Co. Ltd. Class A	14,258	$148,353
Nanjing Pharmaceutical Co. Ltd. Class A	203,300	146,114
Nanjing Vazyme Biotech Co. Ltd. Class A	26,390	91,704
Nanjing Xinjiekou Department Store Co. Ltd. Class A	161,200	155,473
Nantong Jianghai Capacitor Co. Ltd. Class A	64,400	139,407
Nantong Jiangshan Agrochemical & Chemical LLC Class A (b)	41,995	93,427
Nanya New Material Technology Co. Ltd. Class A	29,098	96,083
Naruida Technology Co. Ltd. Class A	18,433	136,325
NBTM New Materials Group Co. Ltd. Class A	51,800	119,829
Neusoft Corp. Class A	132,800	194,495
New Guomai Digital Culture Co. Ltd. Class A	56,300	95,246
New Hope Dairy Co. Ltd. Class A	43,000	75,817
New Horizon Health Ltd. (b) (c) (d) (e)	171,500	156,100
New Journey Health Technology Group Co. Ltd. Class A (b)	251,900	82,783
New Trend International Logis-Tech Co. Ltd. Class A	52,285	91,143
Newborn Town, Inc. (b)	503,315	237,807
Newland Digital Technology Co. Ltd. Class A	65,800	160,865
Ningbo Boway Alloy Material Co. Ltd. Class A	58,100	144,282
Ningbo Cixing Co. Ltd. Class A	145,500	141,370
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	35,400	99,999
Ningbo Energy Group Co. Ltd. Class A	250,200	139,782
Ningbo Fujia Industrial Co. Ltd. Class A	53,200	110,297
Ningbo Huaxiang Electronic Co. Ltd. Class A	107,300	223,840
Ningbo Jintian Copper Group Co. Ltd. Class A	184,800	154,470
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	39,584
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	39,862	165,174
Ningbo Xusheng Group Co. Ltd. Class A	94,200	147,519
Ningbo Yongxin Optics Co. Ltd. Class A	10,100	102,275
Ningbo Yunsheng Co. Ltd. Class A	144,400	138,444
Security Description	Shares	Value
Ningbo Zhenyu Technology Co. Ltd. Class A	16,500	$142,611
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	175,700	120,001
Norinco International Cooperation Ltd. Class A	98,300	149,164
North China Pharmaceutical Co. Ltd. Class A	179,500	144,910
North Electro-Optic Co. Ltd. Class A	101,900	144,144
Northeast Pharmaceutical Group Co. Ltd. Class A	189,400	133,688
Northeast Securities Co. Ltd. Class A	150,100	175,865
Northking Information Technology Co. Ltd. Class A	60,771	123,128
Novogene Co. Ltd. Class A	38,063	71,463
Novoray Corp. Class A	16,542	121,253
Nuode New Materials Co. Ltd. Class A (b)	205,800	112,036
NYOCOR Co. Ltd. Class A	159,700	134,174
Offcn Education Technology Co. Ltd. Class A (b)	416,600	163,696
Olympic Circuit Technology Co. Ltd. Class A	25,670	93,420
Opple Lighting Co. Ltd. Class A	79,500	211,852
ORG Technology Co. Ltd. Class A	111,500	79,180
OSL Group Ltd. (b) (c)	161,000	133,692
Ourpalm Co. Ltd. Class A (b)	187,000	147,758
Ovctek China, Inc. Class A	63,800	188,884
Palm Eco-Town Development Co. Ltd. Class A (b)	530,500	146,295
PCI Technology Group Co. Ltd. Class A	132,900	89,440
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	593,600	30,534
Pengxin International Mining Co. Ltd. Class A (b)	256,800	120,352
PharmaBlock Sciences Nanjing, Inc. Class A	18,400	99,379
Ping An Healthcare & Technology Co. Ltd. (b) (c) (d)	361,200	674,271
PNC Process Systems Co. Ltd. Class A	34,500	110,865
POCO Holding Co. Ltd. Class A	14,504	95,268
Polaris Bay Group Co. Ltd. Class A (b)	143,000	171,633
Poly Property Group Co. Ltd. (c)	2,819,000	646,002
Poly Property Services Co. Ltd. Class H	75,400	334,410
Primarius Technologies Co. Ltd. Class A (b)	31,357	79,752
Pulike Biological Engineering, Inc. Class A	40,200	81,105
Puya Semiconductor Shanghai Co. Ltd. Class A (b)	7,930	92,901

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Puyang Huicheng Electronic Material Co. Ltd. Class A	33,100	$75,672
Pylon Technologies Co. Ltd. Class A	22,271	160,732
Q Technology Group Co. Ltd. (b) (c)	394,137	266,902
Qiming Information Technology Co. Ltd. Class A	24,800	75,017
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	71,800	88,639
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	30,700	131,246
Qingdao Citymedia Co. Ltd. Class A	66,300	72,091
Qingdao East Steel Tower Stock Co. Ltd. Class A	51,600	50,504
Qingdao Gon Technology Co. Ltd. Class A	16,000	49,930
Qingdao Haier Biomedical Co. Ltd. Class A	24,005	119,705
Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	16,700	151,522
Qingdao NovelBeam Technology Co. Ltd. Class A	11,524	58,290
Qingdao Topscomm Communication, Inc. Class A	158,300	143,176
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,478	124,263
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	39,789
QuantumCTek Co. Ltd. Class A (b)	5,756	161,199
Qudian, Inc. ADR (b) (c)	120,290	256,218
Quechen Silicon Chemical Co. Ltd. Class A	58,500	152,631
Queclink Wireless Solutions Co. Ltd. Class A	73,100	156,673
Quectel Wireless Solutions Co. Ltd. Class A	20,700	143,183
R&G PharmaStudies Co. Ltd. Class A	9,600	68,187
Radiance Holdings Group Co. Ltd. (b)	278,000	140,655
Rainbow Digital Commercial Co. Ltd. Class A	245,900	174,974
Realcan Pharmaceutical Group Co. Ltd. Class A	240,800	99,779
Red Star Macalline Group Corp. Ltd. Class A (b)	437,000	212,298
Redco Properties Group Ltd. (b) (c) (d) (e)	552,000	47,258
Remegen Co. Ltd. Class H (b) (d)	138,000	303,804
Renhe Pharmacy Co. Ltd. Class A	59,800	54,599
Security Description	Shares	Value
Richinfo Technology Co. Ltd. Class A	35,800	$100,771
Rigol Technologies Co. Ltd. Class A	17,176	85,406
Risen Energy Co. Ltd. Class A	80,600	159,043
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	28,400	121,697
Riyue Heavy Industry Co. Ltd. Class A	77,300	139,167
RoboTechnik Intelligent Technology Co. Ltd. Class A	9,520	158,471
Rongan Property Co. Ltd. Class A	262,400	100,106
RongFa Nuclear Equipment Co. Ltd. Class A (b)	135,900	74,954
Ronglian Group Ltd. Class A (b)	125,000	133,240
Roshow Technology Co. Ltd. Class A (b)	187,100	172,433
Runjian Co. Ltd. Class A	8,900	41,011
Sai Micro Electronics, Inc. Class A	53,600	146,892
Sanbo Hospital Management Group Ltd. Class A	13,130	77,670
SanFeng Intelligent Equipment Group Co. Ltd. Class A (b)	175,300	106,202
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,700	78,303
Sanjiang Shopping Club Co. Ltd. Class A	50,000	66,656
Sanquan Food Co. Ltd. Class A	87,800	153,680
Sansec Technology Co. Ltd. Class A	29,185	147,037
Sansteel Minguang Co. Ltd. Fujian Class A (b)	345,200	177,072
Sansure Biotech, Inc. Class A	46,929	144,167
Sany Heavy Equipment International Holdings Co. Ltd.	657,000	492,274
Scholar Education Group (b)	216,000	201,331
Seazen Group Ltd. (b) (c)	2,330,000	761,918
Semitronix Corp. Class A	13,900	98,312
Shaanxi Construction Machinery Co. Ltd. Class A (b)	342,100	140,288
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,856	104,248
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	69,017	87,570
Shandong Chenming Paper Holdings Ltd. Class B (b)	405,600	81,459
Shandong Chenming Paper Holdings Ltd. Class H (b)	240,000	58,397
Shandong Denghai Seeds Co. Ltd. Class A	81,300	112,216
Shandong Dongyue Silicone Material Co. Ltd. Class A (b)	110,200	129,746
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	90,600	78,967

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shandong Humon Smelting Co. Ltd. Class A	46,000	$73,943
Shandong Intco Recycling Resources Co. Ltd. Class A	25,991	111,857
Shandong Iron & Steel Co. Ltd. Class A (b)	737,700	158,109
Shandong Jinjing Science & Technology Co. Ltd. Class A	127,400	110,313
Shandong Kaisheng New Materials Co. Ltd. Class A	40,900	88,653
Shandong Longda Meishi Co. Ltd. Class A (b)	96,200	103,091
Shandong New Beiyang Information Technology Co. Ltd. Class A	142,400	139,579
Shandong Sanyuan Biotechnology Co. Ltd. Class A	34,700	144,033
Shandong Sinobioway Biomedicine Co. Ltd. Class A (b)	60,500	93,361
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	21,400	162,488
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	40,210	96,810
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	282,000	219,283
Shandong Xinneng Taishan Power Generation Co. Ltd. Class A (b)	347,800	156,043
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	61,800	83,534
Shandong Yulong Gold Co. Ltd. Class A	65,100	132,365
Shanghai Acrel Co. Ltd. Class A	27,300	81,019
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	153,500	157,916
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	39,895	144,220
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	11,170	78,045
Shanghai AtHub Co. Ltd. Class A	91,260	209,678
Shanghai Awinic Technology Co. Ltd. Class A	18,345	151,873
Shanghai Bailian Group Co. Ltd. Class A	122,800	168,093
Shanghai Baolong Automotive Corp. Class A	20,300	113,934
Shanghai Baosteel Packaging Co. Ltd. Class A	142,400	111,907
Shanghai Beite Technology Co. Ltd. Class A	41,000	133,393
Shanghai Bolex Foods Technology Co. Ltd. Class A	40,800	82,315
Security Description	Shares	Value
Shanghai Chicmax Cosmetic Co. Ltd. (c)	54,400	$320,762
Shanghai Chinafortune Co. Ltd. Class A	77,400	184,690
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	302,200	173,765
Shanghai Conant Optical Co. Ltd. Class H	119,000	212,951
Shanghai Daimay Automotive Interior Co. Ltd. Class A	88,560	138,939
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	218,100	112,499
Shanghai Electric Wind Power Group Co. Ltd. Class A (b)	284,464	160,143
Shanghai Feilo Acoustics Co. Ltd. Class A (b)	266,000	131,885
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	43,237	53,068
Shanghai Film Co. Ltd. Class A	28,800	104,112
Shanghai Foreign Service Holding Group Co. Ltd. Class A	221,500	160,144
Shanghai Fullhan Microelectronics Co. Ltd. Class A	17,000	104,206
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	24,500	83,386
Shanghai Gentech Co. Ltd. Class A	21,694	106,786
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	42,700	123,122
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,920	105,456
Shanghai Haohai Biological Technology Co. Ltd. Class H (c) (d)	43,000	200,399
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,657	113,339
Shanghai Henlius Biotech, Inc. Class H (b) (d)	65,400	190,285
Shanghai Hile Bio-Technology Co. Ltd. Class A	127,400	135,616
Shanghai Huayi Group Co. Ltd. Class A	263,100	271,421
Shanghai Industrial Development Co. Ltd. Class A	195,400	96,044
Shanghai Industrial Holdings Ltd. (c)	484,062	755,305
Shanghai Jinjiang International Travel Co. Ltd. Class B	22,274	24,902
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	83,300	143,185
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	81,100	72,179

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shanghai Kehua Bio-Engineering Co. Ltd. Class A (b)	74,500	$71,640
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	30,229
Shanghai Liangxin Electrical Co. Ltd. Class A	106,500	114,738
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	135,900	138,346
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,448	104,109
Shanghai MicroPort MedBot Group Co. Ltd. (b) (c)	217,500	328,735
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	54,900	131,001
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	143,100	93,237
Shanghai OPM Biosciences Co. Ltd. Class A	28,496	137,214
Shanghai Pret Composites Co. Ltd. Class A	88,900	117,498
Shanghai Pudong Construction Co. Ltd. Class A	101,225	87,793
Shanghai QiFan Cable Co. Ltd. Class A	64,700	158,730
Shanghai Runda Medical Technology Co. Ltd. Class A	31,300	78,131
Shanghai Sanyou Medical Co. Ltd. Class A	28,571	82,382
Shanghai Shibei Hi-Tech Co. Ltd. Class A (b)	234,100	154,201
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	15,500	79,708
Shanghai SMI Holding Co. Ltd. Class A	229,100	161,710
Shanghai STEP Electric Corp. Class A (b)	126,000	133,586
Shanghai Stonehill Technology Co. Ltd. Class A	371,900	150,914
Shanghai Taisheng Wind Power Equipment Co. Ltd. Class A	94,000	109,195
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	39,500	46,732
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	18,357	141,770
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	108,900	171,473
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	82,400	65,261
Shanghai Yaoji Technology Co. Ltd. Class A	26,300	95,149
Security Description	Shares	Value
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,752	$94,903
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	83,300	71,295
Shannon Semiconductor Technology Co. Ltd. Class A	29,800	137,788
Shantou Wanshun New Material Group Co. Ltd. Class A (b)	122,200	91,668
Shantui Construction Machinery Co. Ltd. Class A	56,600	67,852
Shanying International Holding Co. Ltd. Class A	282,200	74,999
Sharetronic Data Technology Co. Ltd. Class A	6,300	62,067
Shengda Resources Co. Ltd. Class A	35,300	65,973
Shenghe Resources Holding Co. Ltd. Class A	111,200	159,682
Shenyang Fortune Precision Equipment Co. Ltd. Class A	26,282	173,495
Shenzhen Agricultural Products Group Co. Ltd. Class A	242,200	219,060
Shenzhen Aisidi Co. Ltd. Class A	51,400	81,521
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,300	86,310
Shenzhen Center Power Tech Co. Ltd. Class A	22,300	40,498
Shenzhen Cereals Holdings Co. Ltd. Class A	90,165	86,962
Shenzhen Changhong Technology Co. Ltd. Class A	32,500	83,588
Shenzhen China Micro Semicon Co. Ltd. Class A	41,754	149,568
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (b)	42,030	126,475
Shenzhen Clou Electronics Co. Ltd. Class A (b)	150,200	93,571
Shenzhen Comix Group Co. Ltd. Class A	173,000	144,606
Shenzhen Desay Battery Technology Co. Class A	15,500	57,870
Shenzhen Dynanonic Co. Ltd. Class A (b)	33,800	192,456
Shenzhen Edadoc Technology Co. Ltd. Class A	23,100	121,331
Shenzhen Everwin Precision Technology Co. Ltd. Class A (b)	94,200	185,071
Shenzhen Farben Information Technology Co. Ltd. Class A	60,900	189,610
Shenzhen Feima International Supply Chain Co. Ltd. Class A (b)	537,200	138,931
Shenzhen Fenda Technology Co. Ltd. Class A (b)	161,600	104,598

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,400	$63,855
Shenzhen Forms Syntron Information Co. Ltd. Class A (b)	84,700	162,897
Shenzhen FRD Science & Technology Co. Ltd. Class A	32,800	84,125
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	73,700	98,988
Shenzhen Gongjin Electronics Co. Ltd. Class A	122,600	141,192
Shenzhen H&T Intelligent Control Co. Ltd. Class A	91,400	149,011
Shenzhen Han's CNC Technology Co. Ltd. Class A	28,800	143,534
Shenzhen Hello Tech Energy Co. Ltd. Class A (b)	11,700	143,754
Shenzhen Hemei Group Co. Ltd. Class A (b)	130,600	62,887
Shenzhen Heungkong Holding Co. Ltd. Class A	401,700	99,296
Shenzhen Honor Electronic Co. Ltd. Class A	11,400	80,597
Shenzhen Hopewind Electric Co. Ltd. Class A	37,400	78,235
Shenzhen Huaqiang Industry Co. Ltd. Class A	114,500	480,829
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	54,600	255,967
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	111,000	133,384
Shenzhen Jinjia Group Co. Ltd. Class A	121,900	74,548
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	10,789	66,072
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	58,300	114,790
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	21,300	49,304
Shenzhen Kstar Science & Technology Co. Ltd. Class A	49,600	141,600
Shenzhen Leoking Environmental Group Co. Ltd. Class A	53,100	137,556
Shenzhen Lifotronic Technology Co. Ltd. Class A	38,353	93,325
Shenzhen Mason Technologies Co. Ltd. Class A (b)	80,000	131,340
Shenzhen Megmeet Electrical Co. Ltd. Class A	34,500	138,224
Shenzhen Microgate Technology Co. Ltd. Class A	52,200	81,075
Shenzhen Minglida Precision Technology Co. Ltd. Class A	31,800	84,741
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	489,995	183,434
Security Description	Shares	Value
Shenzhen Qingyi Photomask Ltd. Class A	30,801	$95,898
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	19,480	115,177
Shenzhen SEG Co. Ltd. Class A	107,000	112,830
Shenzhen Senior Technology Material Co. Ltd. Class A	114,100	167,759
Shenzhen Sinexcel Electric Co. Ltd. Class A	23,600	92,934
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A (b)	61,500	145,607
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,500	58,086
Shenzhen Techwinsemi Technology Co. Ltd. Class A	9,840	116,345
Shenzhen Textile Holdings Co. Ltd. Class A	89,235	121,766
Shenzhen Topband Co. Ltd. Class A	107,800	174,054
Shenzhen Topraysolar Co. Ltd. Class A	259,600	137,985
Shenzhen Topway Video Communication Co. Ltd. Class A	57,400	73,322
Shenzhen United Winners Laser Co. Ltd. Class A	34,031	75,369
Shenzhen Urban Transport Planning Center Co. Ltd. Class A	25,600	136,328
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,900	97,872
Shenzhen Xinyichang Technology Co. Ltd. Class A	7,930	65,537
Shenzhen YHLO Biotech Co. Ltd. Class A	38,509	130,956
Shenzhen Yinghe Technology Co. Ltd. Class A	56,500	161,218
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (b)	146,700	138,344
Shenzhen Ysstech Info-tech Co. Ltd. Class A	52,300	83,472
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	11,480	73,683
Shenzhen Zhenye Group Co. Ltd. Class A (b)	194,100	155,033
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	15,800	81,589
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	85,500	161,138
Shinva Medical Instrument Co. Ltd. Class A	43,680	119,207
Shoucheng Holdings Ltd. (c)	2,234,895	397,059
Shougang Fushan Resources Group Ltd.	2,659,718	1,010,128

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shuangliang Eco-Energy Systems Co. Ltd. Class A	226,200	$149,644
Shunfa Hengneng Corp. Class A	184,700	75,214
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,400	101,810
Sichuan Baicha Baidao Industrial Co. Ltd. (b)	120,200	145,927
Sichuan EM Technology Co. Ltd. Class A	77,400	93,340
Sichuan Expressway Co. Ltd. Class A	174,110	128,369
Sichuan Expressway Co. Ltd. Class H (c)	348,000	146,055
Sichuan Furong Technology Co. Ltd. Class A	22,902	43,817
Sichuan Gold Co. Ltd. Class A	38,300	137,852
Sichuan Haite High-tech Co. Ltd. Class A	31,700	45,159
Sichuan Hongda Co. Ltd. Class A (b)	146,300	148,837
Sichuan Huafeng Technology Co. Ltd. Class A	36,345	142,760
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	26,400	64,768
Sichuan Jiuzhou Electric Co. Ltd. Class A	43,700	64,688
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	37,926
Sichuan Teway Food Group Co. Ltd. Class A	98,800	172,369
Siglent Technologies Co. Ltd. Class A	16,189	68,007
Sihuan Pharmaceutical Holdings Group Ltd. (c)	3,859,000	322,929
Simcere Pharmaceutical Group Ltd. (c) (d)	418,000	368,088
Sineng Electric Co. Ltd. Class A	27,800	165,045
Sino Biological, Inc. Class A	10,900	113,989
Sino GeoPhysical Co. Ltd. Class A (b)	11,700	24,123
Sinocare, Inc. Class A	39,100	169,280
Sinofert Holdings Ltd.	2,216,000	333,791
Sinofibers Technology Co. Ltd. Class A	39,900	158,148
Sinomach Automobile Co. Ltd. Class A	111,200	106,455
Sinopec Kantons Holdings Ltd.	874,000	514,217
Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	6,898	67,801
Sino-Platinum Metals Co. Ltd. Class A	33,840	70,836
Sinoseal Holding Co. Ltd. Class A	15,000	81,659
Sinosteel Luonai Materials Technology Co. Ltd. Class A	179,743	100,419
Security Description	Shares	Value
Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd. (b)	55,000	$136,942
Sipai Health Technology Co. Ltd. (b) (c)	345,600	278,972
Skyworth Digital Co. Ltd. Class A	80,800	127,920
Smarter Microelectronics Guangzhou Co. Ltd. Class A (b)	107,390	131,808
Snowsky Salt Industry Group Co. Ltd. Class A	132,700	116,799
Sohu.com Ltd. ADR (b)	20,566	323,914
Sokan New Materials Group Co. Ltd. Class A	14,213	91,874
Sonoscape Medical Corp. Class A	30,300	157,201
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	134,200	120,420
Star Plus Legend Holdings Ltd. Class H (b) (c)	135,500	90,014
Streamax Technology Co. Ltd. Class A	24,200	129,149
Sumavision Technologies Co. Ltd. Class A	60,900	47,859
Sumec Corp. Ltd. Class A	102,500	134,594
Sun Art Retail Group Ltd. (c)	701,500	161,659
Sunac China Holdings Ltd. (b) (c)	4,163,000	1,404,192
Sunac Services Holdings Ltd. (c) (d)	1,449,000	423,461
Sunflower Pharmaceutical Group Co. Ltd. Class A	35,200	116,635
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	33,465	105,579
Sunstone Development Co. Ltd. Class A	48,300	88,337
Sunward Intelligent Equipment Co. Ltd. Class A	102,525	95,806
Suzhou Anjie Technology Co. Ltd. Class A	52,900	127,665
Suzhou Good-Ark Electronics Co. Ltd. Class A	46,400	66,763
Suzhou HYC Technology Co. Ltd. Class A	27,678	120,541
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	212,800	152,029
Suzhou Novosense Microelectronics Co. Ltd. Class A (b)	8,617	146,271
Suzhou Recodeal Interconnect System Co. Ltd. Class A	19,979	82,215
Suzhou Secote Precision Electronic Co. Ltd. Class A (b)	13,300	134,926
Suzhou SLAC Precision Equipment Co. Ltd. Class A	78,400	107,541

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Suzhou Sonavox Electronics Co. Ltd. Class A	15,839	$69,999
Suzhou Sushi Testing Group Co. Ltd. Class A	46,700	87,079
Suzhou TZTEK Technology Co. Ltd. Class A	20,825	110,037
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	400,300	117,825
Suzhou YourBest New-type Materials Co. Ltd. Class A	8,800	46,523
SVG Optronics Co. Ltd. Class A (b)	26,200	79,701
SWS Hemodialysis Care Co. Ltd. Class A	95,191	153,967
SY Holdings Group Ltd. (c)	349,639	277,731
SYoung Group Co. Ltd. Class A	36,800	71,932
Talkweb Information System Co. Ltd. Class A (b)	67,400	159,191
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	182,600	153,935
Tangshan Sunfar Silicon Industry Co. Ltd. Class A	43,976	76,093
Tatwah Smartech Co. Ltd. Class A (b)	226,500	135,926
TCL Electronics Holdings Ltd.	761,988	562,110
TDG Holdings Co. Ltd. Class A	114,700	120,786
Tellhow Sci-Tech Co. Ltd. Class A (b)	225,600	146,668
Telling Telecommunication Holding Co. Ltd. Class A	59,100	90,018
Three Squirrels, Inc. Class A	24,200	87,552
Tiangong International Co. Ltd. (c)	1,156,000	312,533
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	126,170	105,823
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	269,700	156,842
Tianjin Trolia Information Technology Co. Ltd. Class A (b)	517,900	176,860
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. Class A	78,912	67,652
Tianli International Holdings Ltd.	928,667	619,311
Tianneng Power International Ltd. (c)	648,000	660,722
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	149,300	73,384
Tibet Mineral Development Co. Ltd. Class A	45,900	154,057
Tibet Rhodiola Pharmaceutical Holding Co. Class A	13,520	78,219
Tibet Tianlu Co. Ltd. Class A (b)	144,800	128,690
Tibet Urban Development & Investment Co. Ltd. Class A	77,200	141,965
Security Description	Shares	Value
Time Publishing & Media Co. Ltd. Class A	60,480	$78,553
Tinavi Medical Technologies Co. Ltd. Class A (b)	60,381	76,008
TKD Science & Technology Co. Ltd. Class A	22,100	45,440
Tofflon Science & Technology Group Co. Ltd. Class A	84,400	163,526
Tong Ren Tang Technologies Co. Ltd. Class H (c)	687,000	511,215
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (b)	38,900	91,877
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	113,200	84,755
Tongqinglou Catering Co. Ltd. Class A	22,800	72,974
Tongyu Communication, Inc. Class A	30,030	54,794
Top Energy Co. Ltd. Class A	210,300	192,912
Toread Holdings Group Co. Ltd. Class A	108,400	101,451
Toyou Feiji Electronics Co. Ltd. Class A (b)	70,400	146,963
TPV Technology Co. Ltd. Class A (b)	244,900	82,932
Transwarp Technology Shanghai Co. Ltd. Class A (b)	27,256	153,247
Triangle Tyre Co. Ltd. Class A	63,600	145,036
Triductor Technology Suzhou, Inc. Class A	12,329	64,863
Triumph New Energy Co. Ltd. Class A (b)	38,000	57,445
Triumph New Energy Co. Ltd. Class H (b) (c)	166,000	97,025
Triumph Science & Technology Co. Ltd. Class A	83,800	150,510
Tuhu Car, Inc. (b) (c) (d)	268,200	802,787
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b)	517,000	27,333
Tuya, Inc. ADR	194,857	321,514
Up Fintech Holding Ltd. ADR (b) (c)	90,671	484,183
UTour Group Co. Ltd. Class A (b)	100,500	108,561
VanJee Technology Co. Ltd. Class A (b)	25,300	133,754
Vantone Neo Development Group Co. Ltd. Class A (b)	133,000	152,029
Vats Liquor Chain Store Management JSC Ltd. Class A	37,600	110,941
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	73,400	229,577
Visionox Technology, Inc. Class A (b)	95,400	102,916

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Visual China Group Co. Ltd. Class A	43,400	$82,476
Wangneng Environment Co. Ltd. Class A	25,200	56,891
Wanguo Gold Group Ltd.	138,000	172,333
Warom Technology, Inc. Co. Class A	30,900	88,303
Weaver Network Technology Co. Ltd. Class A	28,500	152,260
Wedge Industrial Co. Ltd. Class A	60,900	98,155
Wellhope Foods Co. Ltd. Class A (b)	193,700	218,646
Wencan Group Co. Ltd. Class A	21,700	79,778
Wenzhou Yihua Connector Co. Ltd. Class A	10,700	60,543
West China Cement Ltd. (c)	2,134,761	316,057
Western Metal Materials Co. Ltd. Class A	52,100	112,260
Western Region Gold Co. Ltd. Class A (b)	33,200	60,009
Winall Hi-Tech Seed Co. Ltd. Class A	48,900	55,687
Wonders Information Co. Ltd. Class A (b)	149,500	155,510
Wondershare Technology Group Co. Ltd. Class A	11,746	96,420
Wuhan Dr. Laser Technology Corp. Ltd. Class A	18,300	156,887
Wuhan P&S Information Technology Co. Ltd. Class A (b)	116,200	133,988
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	56,600	151,313
Wushang Group Co. Ltd. Class A	122,200	152,605
Wutong Holding Group Co. Ltd. Class A (b)	215,800	136,597
Wuxi Autowell Technology Co. Ltd. Class A	22,177	163,698
Wuxi Boton Technology Co. Ltd. Class A	29,300	80,674
Wuxi Chipown Micro-Electronics Ltd. Class A	23,702	138,819
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,854	73,780
Wuxi NCE Power Co. Ltd. Class A	31,920	157,259
Wuxi Paike New Materials Technology Co. Ltd. Class A	9,500	76,707
Wuxi Rural Commercial Bank Co. Ltd. Class A	181,600	159,060
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	24,592	144,875
Wuxi Taiji Industry Co. Ltd. Class A	150,300	136,585
XD, Inc. (b) (c)	223,600	734,059
XGD, Inc. Class A	30,200	98,255
Security Description	Shares	Value
Xiamen Changelight Co. Ltd. Class A (b)	121,500	$137,842
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	36,400	88,729
Xiamen Intretech, Inc. Class A	66,600	131,322
Xiamen King Long Motor Group Co. Ltd. Class A	60,100	115,844
Xiamen Kingdomway Group Co. Class A	35,700	80,749
Xiamen Xiangyu Co. Ltd. Class A	184,500	168,982
Xi'an Bright Laser Technologies Co. Ltd. Class A	19,876	148,275
Xi'an Catering Co. Ltd. Class A (b)	117,000	150,290
Xian International Medical Investment Co. Ltd. Class A (b)	195,300	152,363
Xi'an Manareco New Materials Co. Ltd. Class A	25,248	89,936
Xi'an Novastar Tech Co. Ltd. Class A	4,680	147,248
Xi'An Shaangu Power Co. Ltd. Class A	111,100	140,965
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	98,500	142,853
Xiangtan Electric Manufacturing Co. Ltd. Class A (b)	89,600	152,349
Xiangtan Electrochemical Scientific Co. Ltd. Class A	70,700	107,283
Xilinmen Furniture Co. Ltd. Class A	30,400	81,531
Xingtong Shipping Co. Ltd. Class A	35,800	84,914
Xinhuanet Co. Ltd. Class A	42,500	146,775
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	202,400	97,749
Xinjiang Lixin Energy Co. Ltd. Class A	97,916	94,297
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	96,700	115,648
Xinte Energy Co. Ltd. Class H (b) (c)	177,600	193,205
Xinxiang Chemical Fiber Co. Ltd. Class A (b)	161,400	88,557
Xinxiang Richful Lube Additive Co. Ltd. Class A	14,970	97,859
Xinyu Iron & Steel Co. Ltd. Class A	252,100	130,037
Xinzhi Group Co. Ltd. Class A	81,700	161,097
Xizang Zhufeng Resources Co. Ltd. Class A (b)	92,700	147,024
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	61,500	100,528
Xtep International Holdings Ltd.	783,000	608,860

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
XXF Group Holdings Ltd. (b)	125,000	$142,903
Yango Group Co. Ltd. Class A (b) (e)	292,400	—
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (c) (d)	126,000	154,590
Yantai Changyu Pioneer Wine Co. Ltd. Class A	49,100	177,496
Yantai China Pet Foods Co. Ltd. Class A	20,800	72,755
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	107,900	217,383
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	136,700	210,559
Yapp Automotive Parts Co. Ltd. Class A	61,900	134,968
Yatsen Holding Ltd. ADR (b) (c)	39,893	136,035
Yechiu Metal Recycling China Ltd. Class A	292,200	108,970
YGSOFT, Inc. Class A	110,291	91,717
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (d)	299,800	368,213
Yihai International Holding Ltd.	304,000	630,113
Yijiahe Technology Co. Ltd. Class A (b)	24,900	70,160
Yinbang Clad Material Co. Ltd. Class A	85,600	133,562
Yixin Group Ltd. (d)	1,962,500	224,863
Yizumi Holdings Co. Ltd. Class A	41,980	145,579
Yongjin Technology Group Co. Ltd.	37,500	107,271
Yotrio Group Co. Ltd. Class A	169,780	78,599
Youcare Pharmaceutical Group Co. Ltd. Class A	41,174	119,722
Youngy Co. Ltd. Class A	27,800	150,467
Youzu Interactive Co. Ltd. Class A	48,400	64,108
Yuexiu Transport Infrastructure Ltd.	1,047,013	510,870
Yueyang Forest & Paper Co. Ltd. Class A (b)	142,600	100,858
Yuneng Technology Co. Ltd. Class A	17,251	149,201
Yunnan Energy Investment Co. Ltd. Class A	78,400	138,907
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	26,100	51,837
Yunnan Nantian Electronics Information Co. Ltd. Class A	68,300	184,543
Yunnan Tourism Co. Ltd. Class A (b)	108,600	91,552
Yusys Technologies Co. Ltd. Class A	113,400	256,495
Zai Lab Ltd. (b)	539,300	1,320,565
Security Description	Shares	Value
ZBOM Home Collection Co. Ltd. Class A	40,040	$73,745
Zengame Technology Holding Ltd.	272,000	100,851
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	405,700	21,448
Zhejiang Communications Technology Co. Ltd. Class A	131,300	77,670
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	118,100	83,023
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	100,100	149,035
ZheJiang Dali Technology Co. Ltd. Class A	31,500	58,241
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	78,900	134,381
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,700	77,743
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	15,540	75,361
Zhejiang Hangmin Co. Ltd. Class A	99,200	111,976
Zhejiang Hechuan Technology Corp. Ltd. Class A	16,756	73,932
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	255,600	82,903
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	76,600	70,267
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (b)	101,600	125,137
Zhejiang Huace Film & Television Co. Ltd. Class A	105,600	105,771
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	49,218	110,199
Zhejiang Huamei Holding Co. Ltd. Class A	147,700	80,407
Zhejiang Huangma Technology Co. Ltd. Class A	105,694	160,384
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	150,700	116,061
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	44,000	82,862
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,980	61,723
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	45,400	89,066
Zhejiang Jingu Co. Ltd. Class A	53,300	65,952
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	38,460	70,011
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	229,300	157,592
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	63,800	140,843
Zhejiang Lante Optics Co. Ltd. Class A	40,045	112,663

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Zhejiang Meorient Commerce & Exhibition, Inc. Class A	56,500	$142,892
Zhejiang Narada Power Source Co. Ltd. Class A	73,000	168,767
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	210,400	134,682
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,541	104,648
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	41,100	112,753
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	179,600	139,602
Zhejiang Shibao Co. Ltd. Class A	29,500	52,647
Zhejiang Shouxiangu Pharmaceutical Co. Ltd. Class A	20,100	70,823
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	99,500	137,621
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	109,000	93,135
Zhejiang Taihua New Material Group Co. Ltd. Class A	79,000	139,180
Zhejiang Tiantie Industry Co. Ltd. Class A (b)	134,900	95,797
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	22,800	57,337
Zhejiang Tony Electronic Co. Ltd. Class A (b)	23,700	63,630
Zhejiang Unifull Industrial Fiber Co. Ltd. Class A (b)	136,425	68,810
Zhejiang Vie Science & Technology Co. Ltd. Class A (b)	64,900	146,239
Zhejiang Wanliyang Co. Ltd. Class A	101,100	87,396
Zhejiang Wanma Co. Ltd. Class A	50,100	58,056
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,600	82,173
Zhejiang Yinlun Machinery Co. Ltd. Class A	36,600	101,977
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	23,600	60,023
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	27,600	74,416
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	86,000	120,546
Zhende Medical Co. Ltd. Class A	30,100	103,779
Zhengzhou GL Tech Co. Ltd. Class A	34,500	74,140
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	160,400	122,386
Zhewen Interactive Group Co. Ltd. Class A (b)	120,800	88,374
Security Description	Shares	Value
Zhiou Home Furnishing Technology Co. Ltd. Class A	46,500	$137,467
Zhongfu Information, Inc. Class A (b)	60,000	147,886
Zhongmin Energy Co. Ltd. Class A	185,600	134,188
Zhongnongfa Seed Industry Group Co. Ltd. Class A (b)	71,900	65,647
Zhongshan Public Utilities Group Co. Ltd. Class A	193,100	249,423
Zhongtian Financial Group Co. Ltd. Class A (b) (e)	493,900	14,114
Zhongyin Babi Food Co. Ltd. Class A	38,700	89,967
Zhongyuan Environment-Protection Co. Ltd. Class A	118,200	142,205
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (b)	75,200	131,733
Zhuhai Bojay Electronics Co. Ltd. Class A (b)	15,300	64,382
Zhuhai Enpower Electric Co. Ltd. Class A	36,900	87,470
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	8,974	76,653
Zhuzhou Smelter Group Co. Ltd. Class A (b)	85,800	107,761
ZJMI Environmental Energy Co. Ltd. Class A	17,000	31,383
Zonqing Environmental Ltd. (c)	188,000	192,659
Zotye Automobile Co. Ltd. Class A (b)	524,200	148,302
ZWSOFT Co. Ltd. Guangzhou Class A	12,284	171,096
Zx, Inc. (b)	68,600	99,268
Zylox-Tonbridge Medical Technology Co. Ltd. (b) (d)	94,000	157,322
		191,484,622
COLOMBIA — 0.0% (a)
Corp. Financiera Colombiana SA	59,838	177,764
Geopark Ltd. (c)	29,643	233,290
		411,054
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	3,694	105,454
Philip Morris CR AS (c)	483	327,074
		432,528
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	181,943	239,652
Credit Agricole Egypt SAE	253,686	109,353
Eastern Co. SAE	871,908	469,350
EFG Holding SAE (b)	826,465	418,366
E-Finance for Digital & Financial Investments	380,374	179,398

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Egypt Kuwait Holding Co. SAE	102,757	$72,313
Ezz Steel Co. SAE (b)	105,942	256,498
Fawry for Banking & Payment Technology Services SAE (b)	191,709	33,301
Heliopolis Housing	279,956	61,208
Telecom Egypt Co.	197,025	137,754
		1,977,193
GREECE — 0.8%
Aegean Airlines SA	36,967	450,939
Athens Water Supply & Sewage Co. SA	23,437	150,140
Autohellas Tourist & Trading SA	12,902	157,816
Danaos Corp.	8,217	712,743
Diana Shipping, Inc.	35,881	92,214
Ellaktor SA	28,227	61,619
FF Group (b) (e)	24,815	—
Fourlis Holdings SA	52,583	226,525
GEK TERNA SA	54,584	1,075,821
Hellenic Exchanges - Athens Stock Exchange SA	45,439	230,741
Holding Co. ADMIE IPTO SA	122,102	322,283
Intracom Holdings SA	51,280	177,130
Intrakat Technical & Energy Projects SA (b)	20,871	114,136
Intralot SA-Integrated Information Systems & Gaming Services (b)	104,900	131,357
Kri-Kri Milk Industry SA	5,733	86,057
LAMDA Development SA (b)	58,393	488,120
Optima bank SA	38,026	550,857
Piraeus Port Authority SA	1,447	43,199
Quest Holdings SA	18,695	108,913
Sarantis SA	30,933	375,608
StealthGas, Inc. (b)	45,596	310,509
Tsakos Energy Navigation Ltd.	19,635	492,839
		6,359,566
HONG KONG — 0.7%
Agritrade Resources Ltd. (b) (e)	1,595,000	—
Alibaba Pictures Group Ltd. (b) (c)	8,140,000	534,458
Anxin-China Holdings Ltd. (b) (e)	2,248,000	—
Boshiwa International Holding Ltd. (b) (c) (e)	1,843,000	—
China Animal Healthcare Ltd. (b) (e)	1,059,700	—
China Huiyuan Juice Group Ltd. (b) (e)	1,494,400	—
China Metal Recycling Holdings Ltd. (b) (c) (e)	693,675	—
China Zhongwang Holdings Ltd. (b) (c) (e)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (b) (c) (e)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	618,000	82,745
Security Description	Shares	Value
Concord New Energy Group Ltd.	5,560,000	$408,008
Crystal International Group Ltd. (d)	520,500	254,638
CTEG (b) (c) (e)	3,217,900	—
Digital China Holdings Ltd. (c)	803,000	306,003
Fenbi Ltd. (b) (c)	754,000	323,247
Fortior Technology Shenzhen Co. Ltd. Class A	7,095	137,862
Gushengtang Holdings Ltd. (c)	124,500	722,877
LC Logistics, Inc. (b)	40,000	128,742
MH Development NPV (b) (e)	27,600	—
National Agricultural Holdings Ltd. (b) (c) (e)	164,600	—
Nine Dragons Paper Holdings Ltd. (b)	800,000	425,362
Nissin Foods Co. Ltd. (c)	233,000	136,785
Pak Tak International (b)	1,400,000	100,933
Real Gold Mining Ltd. (b) (c) (e)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (c) (e)	347,921	—
Skyworth Group Ltd.	655,099	296,871
SSY Group Ltd.	1,160,000	642,163
SunCar Technology Group, Inc. Class A (b) (c)	11,397	125,595
Tech-Pro, Inc. (b) (c) (e)	6,035,100	—
Time Interconnect Technology Ltd.	696,000	401,426
Untrade.China Dili (b) (c) (e)	1,900,000	80,721
Untrade.Lumena Newmat (b) (c) (e)	104,532	—
Wasion Holdings Ltd.	414,000	342,713
		5,451,149
HUNGARY — 0.0% (a)
Opus Global Nyrt (c)	85,806	122,493
INDIA — 19.1%
63 Moons Technologies Ltd.	20,536	95,253
Aarti Drugs Ltd.	27,605	169,053
Aarti Pharmalabs Ltd.	33,374	253,567
Aavas Financiers Ltd. (b)	39,023	845,850
Action Construction Equipment Ltd.	34,913	578,576
ADF Foods Ltd.	63,079	199,020
Aditya Vision Ltd. (d)	19,768	117,356
Advanced Enzyme Technologies Ltd.	48,630	291,834
Aether Industries Ltd. (b)	16,646	184,951
AGI Greenpac Ltd.	20,086	230,207
Ahluwalia Contracts India Ltd.	27,297	373,227
Akzo Nobel India Ltd.	7,543	339,659
Alembic Ltd.	58,739	99,077
Alkyl Amines Chemicals	10,212	279,455
Allcargo Logistics Ltd.	226,189	175,577
Alok Industries Ltd. (b)	894,994	283,339
Amber Enterprises India Ltd. (b)	11,818	678,199
AMI Organics Ltd.	16,995	353,280

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Amrutanjan Health Care Ltd.	22,697	$221,022
Anand Rathi Wealth Ltd.	13,506	632,637
Andhra Sugars Ltd.	44,143	59,455
Antony Waste Handling Cell Ltd. (b) (d)	12,915	110,970
Anup Engineering Ltd.	4,685	129,884
Anupam Rasayan India Ltd.	24,465	215,146
Apcotex Industries Ltd.	17,555	88,455
Apeejay Surrendra Park Hotels Ltd. (b)	48,363	97,556
Apollo Micro Systems Ltd.	89,413	109,951
Apollo Pipes Ltd.	27,716	191,512
Aptech Ltd.	32,213	83,964
Aptus Value Housing Finance India Ltd.	138,342	590,338
Archean Chemical Industries Ltd.	28,198	242,876
Artemis Medicare Services Ltd.	31,390	106,530
Arvind Fashions Ltd.	62,570	442,501
Arvind Ltd.	133,857	592,364
Arvind SmartSpaces Ltd.	10,845	106,954
Asahi India Glass Ltd.	80,231	755,816
Ashapura Minechem Ltd. (b)	39,363	141,362
Ashiana Housing Ltd.	24,616	96,392
Ashoka Buildcon Ltd. (b)	104,574	285,291
ASK Automotive Ltd.	20,818	109,082
Astec Lifesciences Ltd. (b)	4,191	59,391
Astra Microwave Products Ltd.	35,840	359,464
AstraZeneca Pharma India Ltd.	5,915	562,555
AurionPro Solutions Ltd.	24,485	478,356
Avalon Technologies Ltd. (b) (d)	31,978	221,668
Avantel Ltd.	60,774	133,331
Avanti Feeds Ltd.	26,148	196,107
AXISCADES Technologies Ltd. (b)	16,255	115,762
Azad Engineering Ltd. (b)	7,261	126,437
Bajaj Consumer Care Ltd.	48,846	143,913
Bajaj Electricals Ltd.	40,049	464,643
Bajaj Hindusthan Sugar Ltd. (b)	535,756	273,116
Bajel Projects Ltd. (b)	19,901	64,380
Balaji Amines Ltd.	4,946	134,983
Balmer Lawrie & Co. Ltd.	60,092	197,304
Balmer Lawrie Investments Ltd. Class A	81,293	83,862
Balrampur Chini Mills Ltd.	77,251	598,179
Balu Forge Industries Ltd.	18,720	174,051
Banco Products India Ltd.	13,202	106,694
BEML Ltd.	13,166	579,460
BF Utilities Ltd. (b)	12,148	137,040
Bhagiradha Chemicals & Industries Ltd.	26,227	106,550
Bhansali Engineering Polymers Ltd.	59,436	107,430
Bharat Bijlee Ltd.	6,277	352,806
Bharat Rasayan Ltd.	756	101,151
Birla Corp. Ltd.	20,057	303,411
BL Kashyap & Sons Ltd. (b)	85,329	94,726
Security Description	Shares	Value
Black Box Ltd. (b)	19,080	$114,023
BLS International Services Ltd.	70,616	309,467
Blue Jet Healthcare Ltd.	18,860	114,329
Bombay Burmah Trading Co.	14,746	504,585
Bombay Dyeing & Manufacturing Co. Ltd.	78,308	209,971
Bondada Engineering Ltd.	16,000	112,371
Borosil Ltd. (b)	18,876	90,639
Borosil Renewables Ltd. (b)	38,059	223,309
Brookfield India Real Estate Trust REIT (d)	177,141	602,778
Campus Activewear Ltd. (b)	75,392	305,792
Can Fin Homes Ltd.	65,957	702,258
Capacit'e Infraprojects Ltd. (b)	26,224	121,339
Caplin Point Laboratories Ltd.	16,925	383,321
Capri Global Capital Ltd.	177,468	438,263
Care Ratings Ltd.	13,811	166,636
Cartrade Tech Ltd. (b)	29,723	342,075
Carysil Ltd.	21,164	201,863
CCL Products India Ltd.	48,977	411,477
CE Info Systems Ltd.	10,547	273,117
Ceat Ltd.	14,409	542,444
Century Enka Ltd.	8,600	69,245
Century Plyboards India Ltd.	50,588	536,690
Cera Sanitaryware Ltd.	3,786	365,506
Chalet Hotels Ltd. (b)	42,399	445,158
Chemplast Sanmar Ltd. (b)	53,466	328,096
Chennai Petroleum Corp. Ltd.	32,183	358,866
Chennai Super Kings Cricket Ltd. (b) (e)	418,560	—
Choice International Ltd. (b)	71,295	397,476
Cigniti Technologies Ltd.	15,193	252,367
City Union Bank Ltd.	332,256	649,951
Clean Science & Technology Ltd.	17,352	326,432
CMS Info Systems Ltd.	97,759	697,835
Coffee Day Enterprises Ltd. (b) (d)	248,744	113,744
Concord Biotech Ltd.	25,605	621,034
Confidence Petroleum India Ltd.	112,539	116,029
Cosmo First Ltd.	9,576	89,965
Craftsman Automation Ltd.	8,670	669,856
CSB Bank Ltd. (b)	70,427	263,341
Cupid Ltd. (b)	101,352	99,839
Cyient DLM Ltd. (b)	13,625	108,771
Data Patterns India Ltd.	18,861	521,191
Datamatics Global Services Ltd.	17,541	127,526
DB Corp. Ltd.	39,537	160,929
DCB Bank Ltd.	156,273	228,849
DCW Ltd. (b)	99,665	112,116
Dcx Systems Ltd. (b)	29,625	116,024
Deccan Gold Mines Ltd. (b)	61,546	104,472
Deepak Fertilisers & Petrochemicals Corp. Ltd.	50,600	644,114
Dhampur Sugar Mills Ltd. (b)	25,345	69,026
Dhani Services Ltd. (b)	330,988	206,410
Dhanuka Agritech Ltd.	6,203	114,469

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Dilip Buildcon Ltd. (d)	40,687	$256,353
Dish TV India Ltd. (b)	866,028	147,367
Dishman Carbogen Amcis Ltd. (b)	52,056	111,863
Dodla Dairy Ltd. (b)	19,025	263,871
Doms Industries Ltd.	4,954	159,643
Dreamfolks Services Ltd.	14,466	79,217
Dwarikesh Sugar Industries Ltd. (b)	92,586	85,348
Dynamatic Technologies Ltd.	2,141	203,534
Easy Trip Planners Ltd.	387,755	157,413
eClerx Services Ltd.	15,004	538,569
Edelweiss Financial Services Ltd.	397,567	673,909
EID Parry India Ltd.	77,757	795,884
Elecon Engineering Co. Ltd.	63,874	533,584
Electronics Mart India Ltd. (b)	68,770	169,510
Electrosteel Castings Ltd.	226,692	572,024
EMS Ltd.	11,423	103,071
eMudhra Ltd.	20,844	218,884
Engineers India Ltd.	168,387	425,402
Epigral Ltd.	9,010	245,809
EPL Ltd.	89,043	275,689
Equinox India Developments Ltd. (b)	323,131	490,666
Equitas Small Finance Bank Ltd. (d)	415,090	382,442
Eris Lifesciences Ltd. (b) (d)	24,168	384,346
ESAB India Ltd.	2,953	217,833
Ethos Ltd. (b)	7,325	300,889
Eureka Forbes Ltd. (b)	56,735	384,242
Eveready Industries India Ltd.	32,009	175,168
Exicom Tele-Systems Ltd. (b)	24,829	92,989
FDC Ltd. (b)	33,314	214,490
FIEM Industries Ltd.	14,857	310,175
Fine Organic Industries Ltd.	5,021	314,215
Fineotex Chemical Ltd.	49,627	240,048
Force Motors Ltd.	2,823	252,035
Fusion Finance Ltd. (b)	27,520	80,966
G R Infraprojects Ltd. (b)	14,457	292,068
Gabriel India Ltd.	55,382	340,746
Galaxy Surfactants Ltd.	7,044	250,579
Gallantt Ispat Ltd.	18,175	77,817
Ganesh Housing Corp. Ltd.	22,092	220,851
Ganesha Ecosphere Ltd.	5,645	126,408
Garware Hi-Tech Films Ltd.	6,513	300,134
Garware Technical Fibres Ltd.	5,807	281,386
Gateway Distriparks Ltd.	241,105	262,766
GE Power India Ltd. (b)	19,468	92,158
Genesys International Corp. Ltd. (b)	12,059	110,983
Gensol Engineering Ltd. (b)	10,355	102,523
Genus Power Infrastructures Ltd.	75,635	359,532
Geojit Financial Services Ltd.	57,540	105,932
GHCL Ltd.	64,297	523,192
Glenmark Life Sciences Ltd.	11,557	145,833
Security Description	Shares	Value
Globus Spirits Ltd.	9,010	$132,648
GMM Pfaudler Ltd.	26,278	448,507
Go Fashion India Ltd. (b)	19,779	326,986
Godawari Power & Ispat Ltd.	27,713	367,076
Godrej Agrovet Ltd. (d)	37,148	337,718
Gokaldas Exports Ltd. (b)	37,978	439,709
Goodluck India Ltd.	8,407	117,079
Granules India Ltd.	100,300	668,577
Graphite India Ltd.	49,876	351,448
Grauer & Weil India Ltd.	85,000	115,834
Gravita India Ltd.	14,927	436,947
Greaves Cotton Ltd.	91,382	190,362
Greenlam Industries Ltd.	47,797	288,831
Greenpanel Industries Ltd.	40,655	188,330
Greenply Industries Ltd.	67,545	307,414
Gufic Biosciences Ltd.	22,884	105,694
Gujarat Alkalies & Chemicals Ltd.	15,089	149,951
Gujarat Ambuja Exports Ltd.	124,155	189,045
Gujarat Industries Power Co. Ltd.	40,907	112,810
Gujarat Mineral Development Corp. Ltd.	55,527	238,305
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	56,114	452,454
Gujarat Pipavav Port Ltd.	191,606	503,153
Gujarat State Fertilizers & Chemicals Ltd.	161,299	420,045
Gulf Oil Lubricants India Ltd.	7,040	116,267
Happiest Minds Technologies Ltd.	56,276	542,874
Happy Forgings Ltd.	5,850	82,803
Harsha Engineers Ltd. (d)	23,187	139,646
Hathway Cable & Datacom Ltd. (b)	882,272	216,353
HealthCare Global Enterprises Ltd. (b)	48,638	243,302
HEG Ltd.	12,545	371,187
HeidelbergCement India Ltd.	55,622	147,409
Hemisphere Properties India Ltd. (b)	69,230	164,861
Heritage Foods Ltd.	20,786	156,575
Hester Biosciences Ltd.	3,276	96,099
HG Infra Engineering Ltd.	13,100	242,088
Hikal Ltd.	26,344	117,022
Hinduja Global Solutions Ltd.	5,133	49,783
Hindustan Construction Co. Ltd. (b)	900,069	451,424
Hindustan Foods Ltd. (b)	36,112	288,331
Hindustan Oil Exploration Co. Ltd. (b)	74,692	205,979
Hindware Home Innovation Ltd.	45,112	174,335
HI-Tech Pipes Ltd.	48,507	112,143
Hle Glascoat Ltd.	19,888	95,297
Home First Finance Co. India Ltd. (d)	31,437	445,063
Honasa Consumer Ltd. (b)	64,202	351,497

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Honda India Power Products Ltd.	2,601	$125,830
HPL Electric & Power Ltd.	14,726	99,645
ICRA Ltd.	2,128	183,790
ideaForge Technology Ltd. (b)	14,049	118,233
IFB Industries Ltd. (b)	6,145	132,544
IIFL Securities Ltd.	82,250	338,663
Imagicaaworld Entertainment Ltd. (b)	106,808	104,703
Indegene Ltd. (b)	17,380	143,580
India Cements Ltd. (b)	119,583	521,848
India Glycols Ltd.	10,176	149,104
India Pesticides Ltd.	59,807	147,653
India Shelter Finance Corp. Ltd. (b)	12,746	114,226
Indo Count Industries Ltd.	79,012	362,714
Indoco Remedies Ltd.	22,747	97,325
Indraprastha Medical Corp. Ltd.	23,781	121,301
Infibeam Avenues Ltd.	990,212	328,136
Ingersoll Rand India Ltd.	6,031	298,562
Innova Captab Ltd. (b)	12,794	118,030
Inox Green Energy Services Ltd. (b)	101,531	252,043
INOX India Ltd. (b)	8,989	125,297
Insolation Energy Ltd. (b)	2,700	109,555
Intellect Design Arena Ltd.	62,545	718,063
IOL Chemicals & Pharmaceuticals Ltd.	20,212	114,408
ION Exchange India Ltd.	53,573	408,152
ISGEC Heavy Engineering Ltd.	20,193	332,565
ITD Cementation India Ltd.	70,971	447,881
J Kumar Infraprojects Ltd.	32,962	311,974
Jai Balaji Industries Ltd. (b)	23,195	290,570
Jai Corp. Ltd.	36,834	162,344
Jain Irrigation Systems Ltd. (b)	247,732	191,443
Jaiprakash Associates Ltd. (b)	971,934	74,228
Jaiprakash Power Ventures Ltd. (b)	3,387,338	737,281
Jammu & Kashmir Bank Ltd.	235,103	300,832
Jamna Auto Industries Ltd.	161,909	227,500
Jana Small Finance Bank Ltd. (b)	15,755	108,967
Jayaswal NECO Industries Ltd. (b)	125,419	74,532
Jindal Poly Films Ltd.	11,287	97,958
Jindal Worldwide Ltd.	23,843	98,088
JITF Infralogistics Ltd. (b)	9,108	97,708
JK Lakshmi Cement Ltd.	44,045	405,544
JK Paper Ltd.	50,884	272,632
JK Tyre & Industries Ltd.	82,043	421,614
JM Financial Ltd.	293,646	527,819
JNK India Ltd. (b)	9,310	73,612
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	10,386	289,750
JSW Holdings Ltd. (b)	1,230	133,640
JTEKT India Ltd.	63,878	134,355
JTL Industries Ltd.	47,216	132,006
Security Description	Shares	Value
Jubilant Ingrevia Ltd.	52,407	$485,039
Jubilant Pharmova Ltd.	55,698	764,872
Juniper Hotels Ltd. (b)	24,220	105,506
Jupiter Life Line Hospitals Ltd.	8,112	136,808
Just Dial Ltd. (b)	14,453	199,131
Jyoti Resins & Adhesives Ltd.	5,772	103,795
Jyoti Structures Ltd. (b)	362,641	113,724
Kalyani Steels Ltd.	11,566	118,225
Karnataka Bank Ltd.	124,648	352,207
KCP Ltd.	86,195	257,974
KDDL Ltd.	5,318	191,331
Kennametal India Ltd.	1,843	66,296
Kesoram Industries Ltd. (b)	146,225	390,841
Keystone Realtors Ltd. (b)	13,594	117,616
Kingfa Science & Technology India Ltd.	2,589	104,267
Kiri Industries Ltd. (b)	42,695	170,854
Kirloskar Brothers Ltd.	16,118	356,553
Kirloskar Ferrous Industries Ltd.	34,334	274,320
Kirloskar Industries Ltd.	1,574	102,150
Kirloskar Pneumatic Co. Ltd.	23,612	373,673
KNR Constructions Ltd.	118,757	487,137
Kolte-Patil Developers Ltd.	17,571	82,517
Kovai Medical Center & Hospital	1,400	88,057
KP Energy Ltd.	23,504	128,036
KPI Green Energy Ltd. (d)	41,455	427,331
KRBL Ltd.	34,112	123,379
Krishna Institute of Medical Sciences Ltd. (b) (d)	149,500	992,876
Krsnaa Diagnostics Ltd.	8,336	83,742
KSB Ltd.	39,110	419,703
LA Opala RG Ltd.	58,138	242,400
Lakshmi Machine Works Ltd.	4,270	938,637
Latent View Analytics Ltd. (b)	34,220	193,250
Laxmi Organic Industries Ltd.	26,797	90,878
Lemon Tree Hotels Ltd. (b) (d)	346,738	504,252
LG Balakrishnan & Bros Ltd.	16,285	269,107
Lloyds Engineering Works Ltd.	333,820	323,099
Lloyds Enterprises Ltd.	231,175	136,386
LT Foods Ltd.	119,424	567,968
Lumax Auto Technologies Ltd.	29,250	196,300
LUX Industries Ltd.	4,328	106,226
Magellanic Cloud Ltd.	143,945	175,720
Mahanagar Telephone Nigam Ltd. (b)	179,737	111,637
Maharashtra Scooters Ltd.	3,364	471,429
Maharashtra Seamless Ltd.	29,195	223,767
Mahindra Holidays & Resorts India Ltd. (b)	74,682	347,605
Mahindra Lifespace Developers Ltd.	54,949	351,360
Mahindra Logistics Ltd. (d)	16,147	92,651
Maithan Alloys Ltd.	7,205	99,566
Man Industries India Ltd. (b)	22,138	94,085
Man Infraconstruction Ltd.	113,944	258,423
Manali Petrochemicals Ltd.	78,268	77,352

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Manappuram Finance Ltd.	360,021	$865,026
Mangalam Cement Ltd.	9,649	102,309
Manorama Industries Ltd.	10,349	102,519
Marksans Pharma Ltd.	185,118	658,065
MAS Financial Services Ltd. (d)	65,489	228,192
Mastek Ltd.	9,753	302,513
Max Estates Ltd. (b)	17,673	130,278
Mayur Uniquoters Ltd.	24,329	176,746
Medi Assist Healthcare Services Ltd. (d)	16,065	126,476
Medplus Health Services Ltd. (b)	24,847	198,877
Metropolis Healthcare Ltd. (d)	14,197	371,361
Minda Corp. Ltd.	65,606	471,252
Mishra Dhatu Nigam Ltd. (d)	62,405	301,967
MM Forgings Ltd.	14,580	104,381
MMTC Ltd.	101,357	108,358
MOIL Ltd.	55,353	269,396
Mold-Tek Packaging Ltd.	18,338	165,401
Monarch Networth Capital Ltd.	20,607	98,546
Morepen Laboratories Ltd. (b)	213,678	217,984
Moschip Technologies Ltd. (b)	40,856	116,570
MPS Ltd.	3,884	99,430
Mrs Bectors Food Specialities Ltd.	20,709	471,086
MSTC Ltd.	19,228	153,282
MTAR Technologies Ltd. (b)	19,023	396,333
Muthoot Microfin Ltd. (b)	39,215	109,959
National Fertilizers Ltd.	74,703	111,518
Nava Ltd.	52,825	724,536
Navin Fluorine International Ltd.	8,557	351,398
Navneet Education Ltd.	75,415	132,955
Nazara Technologies Ltd. (b)	25,361	298,018
NELCO Ltd.	12,566	154,141
Neogen Chemicals Ltd.	6,650	163,994
NESCO Ltd.	28,976	324,678
Netweb Technologies India Ltd.	4,760	143,124
Network18 Media & Investments Ltd. (b)	159,275	155,794
Neuland Laboratories Ltd.	5,457	806,582
Newgen Software Technologies Ltd.	36,381	582,326
Nibe Ltd.	4,158	96,933
NIIT Learning Systems Ltd.	56,830	343,823
NIIT Ltd.	56,830	117,402
Nitin Spinners Ltd.	20,701	94,685
NMDC Steel Ltd. (b)	811,181	522,226
NOCIL Ltd.	79,588	275,752
NRB Bearings Ltd. (b)	41,404	149,136
Nucleus Software Exports Ltd.	6,627	98,364
Nuvoco Vistas Corp. Ltd. (b)	97,409	417,818
Odigma Consultancy Solutions (b)	11,126	16,897
Olectra Greentech Ltd.	28,371	560,454
Optiemus Infracom Ltd. (b)	15,580	151,587
Orchid Pharma Ltd. (b)	6,899	112,597
Orient Cement Ltd.	83,145	288,126
Security Description	Shares	Value
Orient Electric Ltd.	89,052	$255,463
Orient Green Power Co. Ltd. (b)	486,691	118,941
Orissa Minerals Development Co. Ltd. (b)	2,635	290,358
Paisalo Digital Ltd.	429,517	311,677
Paradeep Phosphates Ltd. (d)	283,756	280,535
Parag Milk Foods Ltd. (d)	51,912	119,235
Paras Defence & Space Technologies Ltd. (b)	13,928	184,435
Patel Engineering Ltd. (b)	315,258	214,432
PC Jeweller Ltd. (b)	100,790	214,290
PCBL Ltd.	115,462	795,822
PDS Ltd.	12,757	79,045
Pearl Global Industries Ltd.	9,288	101,934
Pennar Industries Ltd. (b)	56,573	114,913
PG Electroplast Ltd.	74,760	573,716
Piccadily Agro Industries Ltd. (b)	13,986	124,412
Pilani Investment & Industries Corp. Ltd.	1,602	105,032
Pitti Engineering Ltd.	7,138	111,527
PNC Infratech Ltd.	82,174	437,634
Pokarna Ltd.	9,217	113,621
Polyplex Corp. Ltd.	10,366	141,980
Power Mech Projects Ltd.	3,948	316,120
Praj Industries Ltd.	83,967	803,536
Prakash Industries Ltd.	89,187	193,654
PRAVEG Ltd.	10,276	95,137
Precision Wires India Ltd.	48,761	112,981
Premier Explosives Ltd.	15,299	96,521
Pricol Ltd. (b)	46,781	267,061
Prince Pipes & Fittings Ltd.	45,476	303,865
Prism Johnson Ltd. (b)	87,948	215,008
Privi Speciality Chemicals Ltd.	5,678	99,611
Procter & Gamble Health Ltd.	5,178	335,246
Protean eGov Technologies Ltd.	16,754	377,069
Prudent Corporate Advisory Services Ltd.	4,391	136,373
PTC India Financial Services Ltd. (b)	167,987	99,808
PTC India Ltd.	174,773	437,489
Punjab Chemicals & Crop Protection Ltd.	4,930	75,331
Puravankara Ltd.	16,459	78,120
PVR Inox Ltd. (b)	47,807	949,080
Quess Corp. Ltd. (d)	38,447	355,400
R Systems International Ltd.	18,234	103,974
Railtel Corp. of India Ltd.	64,225	353,654
Rain Industries Ltd.	127,053	272,948
Rainbow Children's Medicare Ltd.	35,907	599,805
Rajesh Exports Ltd. (b)	95,906	332,233
Rajoo Engineers Ltd.	26,132	128,023
Rajratan Global Wire Ltd.	9,486	64,114
Rallis India Ltd.	61,695	243,316
Ramco Industries Ltd.	54,391	158,679
Ramky Infrastructure Ltd. (b)	13,276	104,987
Rane Holdings Ltd.	4,153	100,444

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Rashtriya Chemicals & Fertilizers Ltd.	108,611	$235,052
Rategain Travel Technologies Ltd. (b)	34,619	302,850
RattanIndia Enterprises Ltd. (b)	233,927	212,960
RattanIndia Power Ltd. (b)	1,973,506	360,313
Raymond Lifestyle Ltd. (b)	18,649	526,726
Raymond Ltd.	23,312	489,392
RBL Bank Ltd. (d)	313,460	764,113
Redington Ltd.	391,757	863,302
Redtape Ltd. (b)	29,624	276,280
Refex Industries Ltd.	27,626	185,500
Reliance Infrastructure Ltd. (b)	183,669	736,703
Reliance Power Ltd. (b)	1,943,080	1,128,268
Religare Enterprises Ltd. (b)	72,338	251,971
Repco Home Finance Ltd.	33,672	212,074
Responsive Industries Ltd.	80,142	263,040
Restaurant Brands Asia Ltd. (b)	159,354	210,732
Rhi Magnesita India Ltd.	45,359	328,171
Rico Auto Industries Ltd.	73,441	98,320
RITES Ltd.	97,050	399,949
Rolex Rings Ltd. (b)	9,481	288,340
Rossari Biotech Ltd.	10,773	116,721
Route Mobile Ltd.	5,890	110,011
RPG Life Sciences Ltd.	3,705	104,097
RPSG Ventures Ltd. (b)	11,026	138,454
Rupa & Co. Ltd.	29,139	98,942
Safari Industries India Ltd.	16,846	472,616
Sai Silks Kalamandir Ltd.	52,312	108,518
Saksoft Ltd.	27,254	90,265
Saksoft Ltd. (b)	6,813	22,565
Salasar Techno Engineering Ltd. (b) (d)	427,576	96,025
Salzer Electronics Ltd.	8,558	94,091
SAMHI Hotels Ltd. (b)	48,508	116,169
Sammaan Capital Ltd.	284,252	552,519
Sandhar Technologies Ltd.	14,044	93,028
Sandur Manganese & Iron Ores Ltd.	49,686	292,479
Sanghvi Movers Ltd.	30,376	147,292
Sanofi India Ltd.	6,258	526,385
Sansera Engineering Ltd. (d)	15,328	305,568
Sarda Energy & Minerals Ltd.	39,417	208,371
Saregama India Ltd.	72,582	547,172
Sasken Technologies Ltd.	7,839	137,106
Satin Creditcare Network Ltd. (b)	50,303	116,181
SBFC Finance Ltd. (b)	129,414	145,890
Senco Gold Ltd.	9,632	164,489
SEPC Ltd. (b)	426,899	146,203
Sequent Scientific Ltd. (b)	70,814	196,231
SG Mart Ltd. (b)	20,905	104,399
Shaily Engineering Plastics Ltd.	9,939	119,770
Shakti Pumps India Ltd.	4,238	215,975
Shanthi Gears Ltd.	10,733	80,829
Sharda Cropchem Ltd.	22,650	152,831
Security Description	Shares	Value
Sharda Motor Industries Ltd.	3,950	$114,395
Share India Securities Ltd.	54,898	208,059
Sheela Foam Ltd. (b)	13,827	151,723
Shilchar Technologies Ltd.	1,514	98,483
Shilpa Medicare Ltd. (b)	35,877	348,276
Shipping Corp. of India Land & Assets Ltd.	116,098	97,767
Shipping Corp. of India Ltd.	122,389	381,401
Shivalik Bimetal Controls Ltd.	20,873	161,004
Shoppers Stop Ltd. (b)	28,785	271,152
Shree Renuka Sugars Ltd. (b)	557,485	362,360
Shriram Properties Ltd. (b)	71,075	108,545
Sigachi Industries Ltd.	155,791	102,434
SIS Ltd. (b)	29,801	148,505
SJS Enterprises Ltd.	17,030	203,605
Skipper Ltd.	22,742	127,725
SML ISUZU Ltd.	4,131	90,008
Sobha Ltd.	29,931	693,046
Solara Active Pharma Sciences Ltd. (b)	11,660	109,627
SOM Distilleries & Breweries Ltd. (b)	93,292	129,271
Somany Ceramics Ltd.	13,943	121,217
South Indian Bank Ltd.	717,585	210,477
Spandana Sphoorty Financial Ltd. (b)	36,850	257,331
SpiceJet Ltd. (b)	130,512	99,206
Star Cement Ltd. (b)	93,246	223,208
Steel Strips Wheels Ltd.	41,667	106,622
Sterling & Wilson Renewable (b)	74,226	545,969
Sterlite Technologies Ltd. (b)	153,147	230,265
Stove Kraft Ltd.	11,700	124,461
Strides Pharma Science Ltd.	47,859	798,971
Stylam Industries Ltd.	6,404	155,746
Styrenix Performance Materials Ltd.	3,875	113,624
Subros Ltd.	12,346	111,680
Sudarshan Chemical Industries Ltd.	27,419	365,718
Sula Vineyards Ltd.	33,886	193,649
Sun Pharma Advanced Research Co. Ltd. (b)	52,726	135,865
Sundaram-Clayton Ltd.	3,368	89,462
Sunflag Iron & Steel Co. Ltd. (b)	43,108	125,562
Sunteck Realty Ltd.	38,213	264,751
Suprajit Engineering Ltd.	67,262	416,248
Supriya Lifescience Ltd.	25,778	173,168
Surya Roshni Ltd.	28,060	240,867
Suryoday Small Finance Bank Ltd. (b)	54,772	117,993
Suven Life Sciences Ltd. (b)	59,389	99,705
Swaraj Engines Ltd.	7,511	287,023
Symphony Ltd.	17,983	336,962
Syrma SGS Technology Ltd.	43,345	219,722
Talbros Automotive Components Ltd.	25,162	99,475

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Tamil Nadu Newsprint & Papers Ltd.	60,923	$152,778
Tamilnad Mercantile Bank Ltd.	62,751	352,464
Tanla Platforms Ltd.	46,069	493,255
TARC Ltd. (b)	43,259	129,455
Tarsons Products Ltd.	18,103	95,806
Tasty Bite Eatables Ltd.	714	107,859
Tatva Chintan Pharma Chem Pvt Ltd.	8,813	110,497
TCI Express Ltd.	7,786	101,802
TCPL Packaging Ltd.	2,214	89,667
TD Power Systems Ltd.	74,398	372,118
TeamLease Services Ltd. (b)	7,576	282,902
Technocraft Industries India Ltd. (b)	4,386	171,434
Tega Industries Ltd.	13,495	301,821
Texmaco Rail & Engineering Ltd.	142,059	356,464
Thanga Mayil Jewellery Ltd.	4,870	142,864
Thirumalai Chemicals Ltd.	67,058	258,466
Thomas Cook India Ltd.	110,186	266,362
Thyrocare Technologies Ltd. (d)	7,591	73,558
Tide Water Oil Co. India Ltd.	3,668	99,628
Tilaknagar Industries Ltd.	82,247	294,730
Time Technoplast Ltd.	83,586	390,295
Tips Music Ltd.	26,524	219,833
Tourism Finance Corp. of India Ltd.	50,430	99,793
Transformers & Rectifiers India Ltd.	19,643	148,199
Transport Corp. of India Ltd.	19,095	243,948
Triveni Engineering & Industries Ltd.	60,567	343,702
TTK Prestige Ltd.	30,008	313,450
TV18 Broadcast Ltd. (b)	287,364	152,767
TVS Srichakra Ltd.	2,125	106,823
TVS Supply Chain Solutions Ltd. (b)	63,362	154,017
Uflex Ltd.	36,381	302,375
Ujjivan Small Finance Bank Ltd. (d)	436,635	210,655
Unichem Laboratories Ltd. (b)	14,406	113,132
Uniparts India Ltd.	17,202	97,329
Unitech Ltd. (b)	1,028,482	147,765
Universal Cables Ltd.	13,080	106,301
Urja Global Ltd. (b)	393,028	95,864
Usha Martin Ltd.	115,543	492,912
UTI Asset Management Co. Ltd.	54,217	801,824
Utkarsh Small Finance Bank Ltd.	183,241	98,354
V2 Retail Ltd. (b)	8,566	136,364
VA Tech Wabag Ltd. (b)	32,967	594,223
Vadilal Industries Ltd.	2,052	96,468
Vaibhav Global Ltd.	25,636	95,216
Valor Estate Ltd. (b)	136,724	310,186
Vardhman Textiles Ltd.	71,148	401,921
Varroc Engineering Ltd. (b) (d)	30,212	211,607
Security Description	Shares	Value
Vascon Engineers Ltd. (b)	130,592	$96,634
Venky's India Ltd.	7,471	175,339
Venus Pipes & Tubes Ltd. (d)	4,672	120,863
Vesuvius India Ltd.	6,530	430,416
Vijaya Diagnostic Centre Pvt Ltd.	30,021	343,678
Vindhya Telelinks Ltd.	5,412	150,397
VIP Industries Ltd.	51,346	329,669
Vishnu Prakash R Punglia Ltd. (b)	37,666	114,039
V-Mart Retail Ltd. (b)	5,449	261,987
VRL Logistics Ltd. (b)	23,107	155,515
VST Industries Ltd.	45,992	206,028
VST Tillers Tractors Ltd.	3,266	179,953
Waaree Renewable Technologies Ltd.	11,771	267,456
Walchandnagar Industries Ltd. (b)	26,637	97,519
Websol Energy System Ltd. (b)	12,491	162,597
Welspun Enterprises Ltd.	46,018	306,279
Welspun Speciality Solutions L (b)	134,378	86,527
West Coast Paper Mills Ltd.	19,449	142,709
Westlife Foodworld Ltd. (b)	41,239	464,719
Wheels India Ltd.	10,104	92,158
Wockhardt Ltd. (b)	45,715	533,706
Wonderla Holidays Ltd.	14,624	152,005
WPIL Ltd.	16,651	85,370
XPRO India Ltd.	6,643	89,921
Yatharth Hospital & Trauma Care Services Ltd. Class C (b)	18,964	128,560
Zaggle Prepaid Ocean Services Ltd. (b)	26,655	138,935
Zee Entertainment Enterprises Ltd. (b)	475,884	781,960
Zen Technologies Ltd.	22,622	463,312
Zydus Wellnes Ltd.	13,673	328,123
		149,930,583
INDONESIA — 2.0%
ABM Investama Tbk. PT	476,900	134,187
AKR Corporindo Tbk. PT	7,496,000	767,424
Arwana Citramulia Tbk. PT	1,655,400	76,538
Aspirasi Hidup Indonesia Tbk. PT	3,350,414	203,592
Astra Agro Lestari Tbk. PT	321,822	140,292
Astra Otoparts Tbk. PT	1,441,000	215,103
Asuransi Tugu Pratama Indonesia Tbk. PT	1,261,700	99,586
Bank BTPN Syariah Tbk. PT	840,024	67,413
Bank Danamon Indonesia Tbk. PT	1,993,588	342,360
Bank OCBC Nisp Tbk. PT	4,664,000	418,959
Bank Pan Indonesia Tbk. PT (b)	1,593,200	171,001
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,811,000	115,430

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,858,200	$220,553
Bank Tabungan Negara Persero Tbk. PT	5,340,999	511,522
BFI Finance Indonesia Tbk. PT	6,585,895	452,400
Bintang Oto Global Tbk. PT (b)	3,319,763	185,284
Blue Bird Tbk. PT	856,200	110,842
Bumi Resources Minerals Tbk. PT (b)	55,683,900	845,924
Bumi Serpong Damai Tbk. PT (b)	8,159,300	641,319
Bumitama Agri Ltd.	712,100	416,595
Cemindo Gemilang PT (b)	4,092,800	273,034
Ciputra Development Tbk. PT	7,553,399	663,542
Dharma Satya Nusantara Tbk. PT	3,897,500	211,093
Erajaya Swasembada Tbk. PT	6,298,400	188,869
ESSA Industries Indonesia Tbk. PT	6,087,800	355,859
Harum Energy Tbk. PT (b)	3,381,770	308,246
Impack Pratama Industri Tbk. PT	5,738,200	134,927
Indo Tambangraya Megah Tbk. PT	113,100	197,776
Indocement Tunggal Prakarsa Tbk. PT	417,900	187,696
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	6,230,365	273,659
Inti Agri Resources Tbk. PT (b) (e)	258,200	—
Japfa Comfeed Indonesia Tbk. PT (b)	4,301,847	409,159
Map Aktif Adiperkasa PT	4,405,000	273,494
Medikaloka Hermina Tbk. PT	8,031,753	809,011
Metrodata Electronics Tbk. PT	6,024,445	252,677
Midi Utama Indonesia Tbk. PT	3,382,500	107,239
Mitra Adiperkasa Tbk. PT	4,165,200	484,198
Mitra Pinasthika Mustika Tbk. PT	1,516,400	102,662
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,031,085	514,180
Pacific Strategic Financial Tbk. PT (b)	6,516,600	445,488
Pakuwon Jati Tbk. PT	13,898,100	472,756
Panin Financial Tbk. PT (b)	7,430,100	212,008
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,787,723	182,288
Rimo International Lestari Tbk. PT (b) (e)	100,200	—
Saratoga Investama Sedaya Tbk. PT	1,790,100	302,685
Sariguna Primatirta Tbk. PT	968,100	86,004
Sawit Sumbermas Sarana Tbk. PT (b)	3,966,200	286,855
Selamat Sempurna Tbk. PT	2,211,900	298,037
Semen Indonesia Persero Tbk. PT	1,442,400	361,076
Security Description	Shares	Value
Siloam International Hospitals Tbk. PT	522,700	$109,442
Sumber Tani Agung Resources Tbk. PT	1,334,300	77,114
Summarecon Agung Tbk. PT	3,400,115	156,082
Surya Semesta Internusa Tbk. PT	1,712,500	141,954
Timah Tbk. PT (b)	1,174,212	89,578
Trada Alam Minera Tbk. PT (b) (e)	6,757,200	—
Triputra Agro Persada PT	2,356,200	126,058
Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,292,700	160,947
XL Axiata Tbk. PT	4,275,232	646,650
		16,038,667
KUWAIT — 1.4%
A'ayan Leasing & Investment Co. KSCP	207,916	103,532
Al Mazaya Holding Co. KSCP (b)	421,837	99,500
ALAFCO Aviation Lease & Finance Co. KSCP (b)	300,045	228,044
Ali Alghanim Sons Automotive Co. KSCC	85,940	299,558
Alimtiaz Investment Group KSC (b)	491,492	79,218
Arabi Group Holding KSC (b)	333,646	401,140
Arzan Financial Group for Financing & Investment KPSC	393,974	265,876
Boubyan Petrochemicals Co. KSCP	284,331	596,140
Boursa Kuwait Securities Co. KPSC	78,329	522,193
Combined Group Contracting Co. SAK	51,922	108,862
Commercial Real Estate Co. KSC	1,095,595	541,965
Gulf Cables & Electrical Industries Group Co. KSCP	117,794	601,994
Heavy Engineering & Ship Building Co. KSCP Class B	91,870	234,453
Humansoft Holding Co. KSC	86,920	775,660
IFA Hotels & Resorts-KPSC (b)	26,160	119,980
Integrated Holding Co. KCSC	216,465	364,498
International Financial Advisors KSC (b)	114,492	150,031
Jazeera Airways Co. KSCP (b)	58,512	191,494
Kuwait Cement Co. KSC (b)	129,140	82,497
Kuwait International Bank KSCP	651,191	381,861
Kuwait Projects Co. Holding KSCP (b)	486,413	154,728
Kuwait Real Estate Co. KSC	401,274	316,813
Kuwait Telecommunications Co.	213,846	380,404
Mezzan Holding Co. KSCC	127,476	377,104
National Industries Group Holding SAK	1,538,908	1,124,247

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
National Investments Co. KSCP	444,618	$340,837
National Real Estate Co. KPSC (b)	740,794	177,160
Rasiyat Holding Co. (b)	92,267	114,861
Salhia Real Estate Co. KSCP	302,362	421,970
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC (b)	334,776	162,316
Warba Bank KSCP (b)	1,468,354	909,153
		10,628,089
MALAYSIA — 4.1%
Aeon Co. M Bhd.	375,200	138,306
AEON Credit Service M Bhd.	110,300	186,976
AFFIN Bank Bhd.	728,977	491,465
Alliance Bank Malaysia Bhd.	932,600	1,006,444
Alpha IVF Group Bhd.	1,431,800	126,739
Ancom Nylex Bhd. (b)	738,095	184,367
Aurelius Technologies Bhd.	146,300	104,665
Axis Real Estate Investment Trust	1,223,719	543,084
Bahvest Resources Bhd. (b)	888,500	152,985
Bank Islam Malaysia Bhd.	999,418	654,402
Berjaya Corp. Bhd. (b)	2,223,759	172,573
Bermaz Auto Bhd.	567,600	308,336
Bumi Armada Bhd. (b)	2,624,500	299,143
Bursa Malaysia Bhd.	518,247	1,196,486
Cahya Mata Sarawak Bhd.	472,100	155,707
Capital A Bhd. (b)	2,104,700	505,312
Capitaland Malaysia Trust REIT	489,100	80,657
Carlsberg Brewery Malaysia Bhd. Class B	113,100	539,786
Chin Hin Group Property Bhd. (b)	197,500	84,297
CTOS Digital Bhd.	1,884,600	557,587
D&O Green Technologies Bhd.	599,524	309,685
Datasonic Group Bhd.	1,271,500	138,760
Dayang Enterprise Holdings Bhd.	544,700	301,180
DRB-Hicom Bhd.	844,700	229,432
Duopharma Biotech Bhd.	284,891	93,962
DXN Holdings Bhd.	581,700	85,347
Eastern & Oriental Bhd. (b)	534,800	118,023
Eco World Development Group Bhd.	831,000	360,735
EG Industries Bhd.	260,900	116,420
Ekovest Bhd. (b)	1,871,500	165,660
Farm Fresh Bhd.	542,500	242,076
FGV Holdings Bhd.	220,400	58,260
Formosa Prosonic Industries Bhd.	86,000	59,231
Frontken Corp. Bhd.	750,415	667,885
Gas Malaysia Bhd.	229,800	211,772
Genting Plantations Bhd.	330,247	419,666
Graphjet Technology (b) (c)	41,400	123,786
Greatech Technology Bhd. (b)	593,800	305,288
Security Description	Shares	Value
Hap Seng Plantations Holdings Bhd.	151,800	$62,583
Heineken Malaysia Bhd.	99,400	563,110
Hextar Global Bhd.	1,010,556	223,016
Hibiscus Petroleum Bhd.	663,260	321,698
Hume Cement Industries Bhd.	120,600	98,855
IGB Real Estate Investment Trust	1,238,300	639,646
ITMAX SYSTEM Bhd.	253,800	222,194
Jaya Tiasa Holdings Bhd.	383,200	101,294
Kelington Group Bhd.	415,742	308,517
Kerjaya Prospek Group Bhd.	207,900	95,291
Keyfield International Bhd.	257,300	144,764
Kossan Rubber Industries Bhd.	978,304	443,659
KPJ Healthcare Bhd.	1,670,864	859,035
KSL Holdings Bhd. (b)	254,300	116,558
Lagenda Properties Bhd.	267,000	87,414
LBS Bina Group Bhd.	650,500	102,540
Leong Hup International Bhd.	1,126,200	191,182
Mah Sing Group Bhd.	1,230,900	513,435
Malakoff Corp. Bhd.	1,554,800	354,435
Malayan Cement Bhd.	192,400	242,629
Malayan Flour Mills Bhd.	891,519	157,829
Malaysia Smelting Corp. Bhd.	154,700	96,793
Malaysian Pacific Industries Bhd.	60,800	392,210
Malaysian Resources Corp. Bhd.	1,658,400	237,288
Matrix Concepts Holdings Bhd.	656,550	318,443
MBM Resources Bhd.	131,400	187,691
MBSB Bhd.	2,391,207	443,621
Mega First Corp. Bhd.	466,819	498,121
Mi Technovation Bhd.	245,100	108,180
MNRB Holdings Bhd.	170,500	97,996
My EG Services Bhd.	3,522,750	760,336
Nationgate Holdings Bhd.	573,500	240,610
Nextgreen Global Bhd. (b)	364,200	75,958
Notion VTEC Bhd.	409,600	91,386
Oriental Holdings Bhd.	51,200	94,366
OSK Holdings Bhd.	595,900	222,550
PA Resources Bhd.	1,501,800	116,546
Padini Holdings Bhd.	316,100	272,903
Pavilion Real Estate Investment Trust	931,000	325,122
Pentamaster Corp. Bhd.	550,559	467,311
PIE Industrial Bhd.	178,079	229,320
Ranhill Utilities Bhd. (b)	346,600	108,431
RCE Capital Bhd.	291,000	110,797
Sam Engineering & Equipment M Bhd.	250,400	255,045
Scientex Bhd.	603,164	631,907
SFP Tech Holdings Bhd.	648,400	103,782
SKP Resources Bhd. (b)	582,315	156,753
Solarvest Holdings Bhd. (b)	316,600	120,544
Southern Score Builders Bhd.	732,300	96,788
SP Setia Bhd. Group	1,972,409	597,917
Sports Toto Bhd.	395,072	154,254

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sunway Construction Group Bhd.	164,000	$178,974
Sunway Real Estate Investment Trust	2,097,700	864,821
Supermax Corp. Bhd. (b)	1,273,093	256,255
Syarikat Takaful Malaysia Keluarga Bhd.	362,914	343,243
Ta Ann Holdings Bhd.	254,811	241,000
Tanco Holdings Bhd. (b)	533,600	175,990
Top Glove Corp. Bhd. (b)	3,486,500	845,520
TSH Resources Bhd.	574,972	153,382
Uchi Technologies Bhd.	214,000	194,616
UEM Sunrise Bhd.	902,600	218,892
Unisem M Bhd.	559,982	423,704
UWC Bhd. (b)	473,727	233,216
Velesto Energy Bhd.	4,045,700	196,226
ViTrox Corp. Bhd.	552,400	432,703
VS Industry Bhd.	2,265,100	541,075
VSTECS Bhd.	139,100	102,212
WCE Holdings Bhd. (b)	907,200	179,306
WCT Holdings Bhd. (b)	1,057,300	238,460
Yinson Holdings Bhd.	1,533,590	996,731
YTL Hospitality REIT	302,900	89,618
		31,865,082
MEXICO — 0.8%
Alpek SAB de CV (c)	212,500	136,593
Betterware de Mexico SAPI de CV	9,194	116,580
Bolsa Mexicana de Valores SAB de CV	457,077	740,809
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	828,858	525,595
FIBRA Macquarie Mexico REIT (d)	601,131	965,391
Fibra MTY SAPI de CV REIT	357,300	191,391
Genomma Lab Internacional SAB de CV Class B	648,219	747,691
Gentera SAB de CV	512,500	575,196
Grupo Herdez SAB de CV (c)	79,876	222,204
Grupo Rotoplas SAB de CV (c)	96,640	116,104
Grupo Televisa SAB	366,600	186,461
Grupo Traxion SAB de CV (b) (c) (d)	321,869	330,539
La Comer SAB de CV (c)	364,277	730,710
Megacable Holdings SAB de CV	151,800	316,114
Nemak SAB de CV (b) (c) (d)	382,768	39,249
TF Administradora Industrial S de Real de CV REIT	58,200	112,647
		6,053,274
MONACO — 0.1%
Costamare, Inc.	38,041	598,004
Safe Bulkers, Inc.	85,020	440,404
		1,038,408
Security Description	Shares	Value
PHILIPPINES — 0.7%
Alliance Global Group, Inc.	2,529,283	$423,371
AREIT, Inc.	661,700	432,179
Bloomberry Resorts Corp. (b)	1,596,000	230,411
Converge Information & Communications Technology Solutions, Inc.	1,515,000	442,300
D&L Industries, Inc.	2,355,652	271,980
DigiPlus Interactive Corp.	1,004,400	362,059
First Gen Corp.	297,100	91,615
LT Group, Inc.	2,364,568	422,806
Manila Water Co., Inc.	759,700	359,938
MREIT, Inc.	620,100	150,495
Philcomsat Holdings Corp. (b) (e)	36,115	—
Puregold Price Club, Inc.	613,100	344,638
Real Commercial REIT, Inc.	2,587,400	272,419
Robinsons Land Corp.	1,510,072	423,615
Robinsons Retail Holdings, Inc.	272,000	195,127
Security Bank Corp.	335,279	574,080
Synergy Grid & Development Phils, Inc.	660,300	109,701
Wilcon Depot, Inc.	748,900	244,566
		5,351,300
POLAND — 0.9%
11 bit studios SA (b)	2,017	164,565
Asseco Poland SA	46,579	1,055,109
Auto Partner SA	46,698	279,971
Dom Development SA	3,275	162,542
Enea SA (b)	190,449	568,919
Eurocash SA	102,449	252,631
Grenevia SA (b)	196,871	106,228
Grupa Kety SA	7,151	1,536,897
Jastrzebska Spolka Weglowa SA (b)	21,982	148,292
Mirbud SA	41,241	130,078
Mo-BRUK SA	1,544	122,754
Neuca SA	1,069	233,233
PKP Cargo SA (b)	27,176	132,469
PlayWay SA	1,770	135,185
Rainbow Tours SA	4,905	139,365
Synektik SA	3,096	154,788
Tauron Polska Energia SA (b)	924,088	806,225
TEN Square Games SA (b)	5,250	130,966
Text SA	16,717	320,283
Voxel SA	2,920	83,727
Warsaw Stock Exchange	7,348	83,894
		6,748,121
QATAR — 0.6%
Al Khaleej Takaful Group QSC	163,585	106,256
Al Meera Consumer Goods Co. QSC	72,889	300,284
Baladna	675,137	252,180
Doha Bank QPSC	1,289,076	605,416
Estithmar Holding QPSC (b)	277,519	141,313

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Gulf International Services QSC	823,494	$732,799
Gulf Warehousing Co.	157,473	150,207
Lesha Bank LLC (b)	859,437	326,213
Medicare Group	285,684	366,344
Meeza QSTP LLC	120,376	113,896
Qatar Aluminum Manufacturing Co.	627,633	224,955
Qatar National Cement Co. QSC	79,110	80,131
Qatari Investors Group QSC	739,099	305,911
Salam International Investment Ltd. QSC	1,193,030	235,264
United Development Co. QSC	1,322,633	423,199
		4,364,368
RUSSIA — 0.0%
M.Video PJSC (b) (e)	61,705	—
Mosenergo PJSC (e)	8,150,848	—
OGK-2 PJSC (b) (e)	21,527,092	—
		—
SAUDI ARABIA — 3.3%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	130,617	86,349
Al Babtain Power & Telecommunication Co.	27,452	321,983
Al Hammadi Holding	22,775	259,235
Al Hassan Ghazi Ibrahim Shaker Co. (b)	16,253	119,794
Al Jouf Agricultural Development Co.	14,850	253,345
Al Jouf Cement Co. (b)	39,237	112,333
Al Khaleej Training & Education Co. (b)	25,907	200,273
Al Maather REIT Fund	33,931	82,308
Al Masane Al Kobra Mining Co.	21,826	433,448
Al Moammar Information Systems Co. (b)	9,617	500,923
Al Rajhi REIT	205,098	477,290
Al Yamamah Steel Industries Co. (b)	18,309	175,701
Alahli REIT Fund 1	16,070	32,128
Alamar Foods	5,180	108,118
Alandalus Property Co.	39,710	258,072
Alaseel Co.	195,484	243,352
Al-Etihad Cooperative Insurance Co.	29,401	143,267
Alinma Retail REIT Fund	161,795	214,784
AlJazira Takaful Ta'awuni Co.	32,128	145,421
Alkhabeer REIT	106,762	173,601
AlKhorayef Water & Power Technologies Co. (b)	9,689	418,409
Almunajem Foods Co.	10,916	349,182
AlSaif Stores For Development & Investment Co.	93,137	203,584
Alujain Corp. (b)	24,017	268,890
Amlak International Finance Co. (b)	56,680	203,367
Security Description	Shares	Value
Anaam International Holding Group Co. (b)	232,015	$71,743
Arabian Cement Co.	55,877	383,546
Arabian Pipes Co. (b)	3,466	121,034
Arabian Shield Cooperative Insurance Co. (b)	36,162	192,599
Armah Sports Co. (b)	3,959	94,347
Arriyadh Development Co.	62,406	465,791
ARTEX Industrial Investment Co. (b)	25,032	115,304
Ataa Educational Co.	19,124	416,493
Ayyan Investment Co. (b)	23,731	105,010
Basic Chemical Industries Ltd. (b)	8,909	80,389
Batic Investments & Logistic Co. (b)	321,936	329,539
Bawan Co.	25,654	286,192
Bonyan REIT	33,470	86,454
Buruj Cooperative Insurance Co. (b)	34,102	187,264
City Cement Co.	76,340	360,190
Derayah REIT	62,700	107,637
East Pipes Integrated Co. for Industry	3,184	122,899
Eastern Province Cement Co.	35,240	302,951
Electrical Industries Co.	280,370	535,120
Etihad Atheeb Telecommunication Co.	7,562	188,072
Fawaz Abdulaziz Al Hokair & Co. (b)	41,217	115,584
First Milling Co.	5,967	112,615
Fitaihi Holding Group (b)	80,010	88,725
Gulf Insurance Group	12,353	101,915
Gulf Union Cooperative Insurance Co. (b)	25,987	109,451
Halwani Brothers Co. (b)	13,125	220,418
Jahez International Co. (b)	78,534	509,966
Jazan Development & Investment Co. (b)	63,241	238,372
Lumi Rental Co. (b)	12,269	266,220
Maharah Human Resources Co.	120,599	225,999
Malath Cooperative Insurance Co. (b)	14,311	60,732
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	30,797	195,221
Methanol Chemicals Co. (b)	20,353	94,186
Middle East Healthcare Co. (b)	28,432	548,722
Middle East Paper Co. (b)	33,214	388,680
Middle East Pharmaceutical Co.	4,030	150,397
Middle East Specialized Cables Co. (b)	11,228	115,231
Modern Mills Co.	11,299	145,778
Najran Cement Co. (b)	97,811	247,695
Nama Chemicals Co. (b)	15,453	115,339
Naqi Water Co.	12,233	211,307
National Gypsum (b)	17,442	115,214

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nayifat Finance Co. (b)	21,659	$86,026
Northern Region Cement Co.	47,336	117,476
Perfect Presentation For Commercial Services Co. (b)	86,929	349,903
Qassim Cement Co.	45,414	642,822
Retal Urban Development Co.	120,778	494,522
Riyad REIT Fund	153,421	285,052
Riyadh Cement Co.	19,556	140,229
Saudi Advanced Industries Co.	22,910	224,129
Saudi Arabia Refineries Co. (b)	3,802	83,106
Saudi Arabian Amiantit Co. (b)	13,893	117,583
Saudi Automotive Services Co.	25,015	571,463
Saudi Cement Co.	13,681	151,347
Saudi Ceramic Co. (b)	32,146	279,352
Saudi Fisheries Co. (b)	8,012	62,257
Saudi Marketing Co. (b)	27,634	179,001
Saudi Paper Manufacturing Co.	12,989	225,059
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	26,088	242,702
Saudi Public Transport Co. (b)	47,864	275,594
Saudi Reinsurance Co. (b)	21,859	210,059
Saudi Steel Pipe Co.	11,539	219,928
Saudi Vitrified Clay Pipe Co. Ltd. (b)	16,761	197,036
Scientific & Medical Equipment House Co. (b)	11,594	172,763
Sedco Capital REIT Fund	81,923	179,290
Seera Group Holding (b)	50,084	320,418
Shams (b)	724,338	195,016
SHL Finance Co. (b)	26,507	117,718
Sinad Holding Co. (b)	68,014	286,459
Southern Province Cement Co.	31,706	293,277
Sumou Real Estate Co.	14,337	158,030
Sustained Infrastructure Holding Co.	42,221	344,395
Tabuk Cement Co.	32,837	111,517
Tanmiah Food Co.	5,752	220,794
Theeb Rent A Car Co.	18,556	387,799
Umm Al-Qura Cement Co. (b)	27,909	130,640
United Electronics Co.	27,844	703,634
United International Transportation Co.	26,279	610,846
United Wire Factories Co.	8,434	68,908
Wafrah for Industry & Development (b)	6,810	79,874
Walaa Cooperative Insurance Co. (b)	23,152	134,787
Yamama Cement Co.	71,945	604,112
Yanbu Cement Co.	57,956	375,415
Zahrat Al Waha For Trading Co.	5,123	49,914
Zamil Industrial Investment Co. (b)	22,640	161,438
		25,577,188
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	617,800	130,114
Security Description	Shares	Value
Guan Chong Bhd.	499,310	$374,165
Japfa Ltd. (b)	485,200	132,465
Riverstone Holdings Ltd.	539,200	372,225
Silverlake Axis Ltd.	448,200	125,859
Yangzijiang Financial Holding Ltd.	2,301,400	718,065
		1,852,893
SOUTH AFRICA — 3.3%
Adcock Ingram Holdings Ltd. (c)	49,015	199,615
Advtech Ltd.	446,095	818,801
AECI Ltd.	88,214	529,770
Afrimat Ltd.	93,996	372,438
Astral Foods Ltd. (b)	24,771	271,766
Attacq Ltd. REIT	424,743	320,175
AVI Ltd.	237,390	1,515,329
Barloworld Ltd.	108,234	543,792
Burstone Group Ltd. REIT	344,335	191,825
City Lodge Hotels Ltd.	244,009	73,631
Coronation Fund Managers Ltd.	99,902	226,617
Curro Holdings Ltd.	399,135	306,430
DataTec Ltd.	155,077	341,696
Dis-Chem Pharmacies Ltd. (d)	317,695	699,639
DRDGOLD Ltd. (c)	486,741	463,227
Equites Property Fund Ltd. REIT (c)	462,335	386,341
Fairvest Ltd. Class B, REIT	1,017,476	265,698
Famous Brands Ltd.	59,785	220,440
Fortress Real Estate Investments Ltd. Class B (c)	703,727	841,246
Grindrod Ltd. (c)	482,346	422,656
Hosken Consolidated Investments Ltd.	49,082	518,377
Hyprop Investments Ltd. REIT (c)	268,090	715,944
JSE Ltd.	38,456	286,247
KAP Ltd. (b)	1,530,044	301,880
Life Healthcare Group Holdings Ltd. (c)	1,046,583	971,729
Motus Holdings Ltd. (c)	126,332	890,647
Netcare Ltd.	976,562	873,281
Ninety One Ltd.	107,091	254,110
Oceana Group Ltd. (c)	83,425	334,039
Omnia Holdings Ltd.	143,785	542,599
Pan African Resources PLC (c)	1,073,414	452,849
Pick n Pay Stores Ltd. (b) (c)	189,256	283,678
PPC Ltd.	961,589	218,182
PSG Financial Services Ltd.	857,722	907,869
Raubex Group Ltd.	49,547	151,063
Redefine Properties Ltd. REIT	5,083,185	1,471,933
Resilient REIT Ltd.	197,940	674,713
Reunert Ltd.	93,291	438,507
SA Corporate Real Estate Ltd. REIT (c)	1,360,528	242,380
Sappi Ltd.	385,788	1,084,661
SPAR Group Ltd. (b)	121,403	954,880
Stor-Age Property REIT Ltd.	273,330	240,299

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sun International Ltd.	125,158	$330,462
Super Group Ltd.	358,162	502,144
Telkom SA SOC Ltd. (b)	280,248	428,524
Thungela Resources Ltd. (c)	115,570	736,040
Transaction Capital Ltd. (b) (c)	243,123	41,338
Tsogo Sun Ltd.	241,030	174,837
Vukile Property Fund Ltd. REIT	626,978	664,362
We Buy Cars Pty. Ltd. (b)	220,235	377,272
Wilson Bayly Holmes-Ovcon Ltd.	32,424	435,280
Zeda Ltd.	91,601	73,887
		25,585,145
TAIWAN — 26.2%
91APP, Inc.	79,000	219,177
Aaeon Technology, Inc.	32,542	154,245
Abico Avy Co. Ltd. (c)	179,000	179,020
Ability Enterprise Co. Ltd. (c)	148,000	219,803
Ability Opto-Electronics Technology Co. Ltd. (c)	61,070	445,773
AblePrint Technology Co. Ltd.	2,864	126,700
AcBel Polytech, Inc. (c)	616,709	662,573
Ace Pillar Co. Ltd.	25,000	110,202
Acepodia, Inc. (b)	217,481	162,184
Acer E-Enabling Service Business, Inc.	15,000	117,786
ACES Electronic Co. Ltd. (b)	75,000	127,502
Acme Electronics Corp. (b)	76,221	86,586
Acter Group Corp. Ltd.	73,000	708,167
Action Electronics Co. Ltd. (c)	305,000	183,599
Actron Technology Corp. (c)	62,983	348,286
ADATA Technology Co. Ltd. (c)	191,776	537,517
Addcn Technology Co. Ltd.	22,549	132,530
Adlink Technology, Inc.	112,000	246,321
Advanced Ceramic X Corp.	40,642	227,954
Advanced Energy Solution Holding Co. Ltd. (c)	34,000	536,647
Advanced International Multitech Co. Ltd. (c)	74,805	191,938
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	43,285	46,299
Advanced Optoelectronic Technology, Inc. (b)	130,000	107,216
Advanced Power Electronics Corp.	44,793	116,913
Advanced Wireless Semiconductor Co. (c)	94,426	317,772
Advancetek Enterprise Co. Ltd.	193,042	412,356
AGV Products Corp.	661,000	262,132
AIC, Inc. (c)	19,682	213,945
Alar Pharmaceuticals, Inc.	25,767	147,780
Alcor Micro Corp. (c)	51,466	230,118
Alexander Marine Co. Ltd. (c)	14,763	136,217
ALI Corp. (b)	135,943	99,230
All Ring Tech Co. Ltd.	51,555	772,189
Allied Circuit Co. Ltd.	23,750	98,313
Security Description	Shares	Value
Allied Supreme Corp.	37,000	$388,748
Allis Electric Co. Ltd. (c)	147,167	567,342
Alltek Technology Corp.	76,000	88,616
Alltop Technology Co. Ltd. (c)	20,607	165,070
Alpha Networks, Inc.	163,285	176,718
Altek Corp. (c)	206,516	230,358
Amazing Microelectronic Corp.	35,664	112,695
Ambassador Hotel	99,000	194,894
AMPACS Corp.	54,412	109,696
Ampak Technology, Inc. (c)	36,000	233,201
AMPOC Far-East Co. Ltd.	48,000	132,716
AmTRAN Technology Co. Ltd.	481,227	334,539
Andes Technology Corp. (b)	17,089	201,419
Anpec Electronics Corp.	70,582	456,102
AP Memory Technology Corp. (c)	89,324	856,646
Apac Opto Electronics, Inc. (c)	37,000	110,603
Apacer Technology, Inc.	73,000	120,642
APAQ Technology Co. Ltd.	25,000	126,791
Apex Biotechnology Corp.	67,000	63,091
Apex Dynamics, Inc.	8,000	179,230
Apex International Co. Ltd. (b)	159,366	288,552
ARBOR Technology Corp.	91,000	121,347
Arcadyan Technology Corp.	150,318	674,487
Ardentec Corp.	290,083	551,814
Argosy Research, Inc.	44,368	211,700
Arizon RFID Technology Cayman Co. Ltd.	24,000	218,413
Asia Optical Co., Inc.	199,540	718,802
Asia Polymer Corp. (c)	359,020	215,549
ASIX Electronics Corp.	30,703	110,601
ASolid Technology Co. Ltd.	40,000	80,262
ASROCK, Inc.	34,801	227,084
Aten International Co. Ltd.	62,000	153,989
AURAS Technology Co. Ltd. (c)	49,227	1,045,314
Aurora Corp.	32,000	69,872
Aurotek Corp.	52,000	106,805
Avalue Technology, Inc. (c)	31,000	106,283
Axiomtek Co. Ltd.	62,052	173,530
Azurewave Technologies, Inc.	81,000	111,851
Bafang Yunji International Co. Ltd.	29,661	140,589
Bank of Kaohsiung Co. Ltd.	535,401	202,172
Baotek Industrial Materials Ltd. (b) (c)	79,000	119,824
Basso Industry Corp.	104,800	155,644
BenQ Materials Corp. (c)	101,822	99,581
BES Engineering Corp. (c)	979,356	377,550
Billion Electric Co. Ltd.	97,000	108,811
Bin Chuan Enterprise Co. Ltd.	138,000	154,804
Bionet Corp.	38,000	120,076
Biostar Microtech International Corp. (b) (c)	130,251	123,886
Bioteque Corp.	26,729	109,800
Bonny Worldwide Ltd. (b)	16,000	138,783
Brave C&H Supply Co. Ltd.	14,000	59,280

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Brighton-Best International Taiwan, Inc.	274,227	$297,654
Brillian Network & Automation Integrated System Co. Ltd.	22,813	179,136
BRIM Biotechnology, Inc. (b)	72,309	105,905
Brogent Technologies, Inc.	35,136	203,734
Browave Corp. (c)	57,337	285,358
C Sun Manufacturing Ltd.	72,322	484,485
Calin Technology Co. Ltd. (b)	24,317	33,041
Capital Securities Corp.	1,745,771	1,194,317
Career Technology MFG. Co. Ltd. (b)	284,338	188,232
Cashbox Partyworld Co. Ltd.	34,947	99,828
Castles Technology Co. Ltd. (c)	56,700	217,688
Caswell, Inc.	45,166	226,925
Cathay Real Estate Development Co. Ltd.	508,332	408,799
CCP Contact Probes Co. Ltd.	96,000	137,721
Cenra, Inc.	150,000	187,225
Center Laboratories, Inc.	467,045	709,131
Central Reinsurance Co. Ltd.	526,178	432,295
Century Iron & Steel Industrial Co. Ltd. (c)	133,000	932,994
Century Wind Power Co. Ltd.	34,319	359,495
Champion Microelectronic Corp.	47,000	84,951
Chang Wah Electromaterials, Inc.	270,190	521,657
Chang Wah Technology Co. Ltd.	265,000	327,414
Channel Well Technology Co. Ltd. (c)	132,937	278,926
Chant Sincere Co. Ltd.	44,000	98,020
Charoen Pokphand Enterprise	137,542	424,624
CHC Healthcare Group	69,000	95,172
Chen Full International Co. Ltd.	41,000	58,041
Chenbro Micom Co. Ltd. (c)	43,000	360,751
Cheng Fwa Industrial Co. Ltd. (b)	121,000	107,631
Cheng Loong Corp.	826,128	643,485
Cheng Mei Materials Technology Corp. (b)	576,047	244,824
Cheng Uei Precision Industry Co. Ltd.	241,915	491,528
Chenming Electronic Technology Corp.	92,000	392,460
Chia Chang Co. Ltd.	76,000	106,988
Chia Hsin Cement Corp.	412,424	237,186
Chicony Power Technology Co. Ltd.	104,000	445,294
Chief Telecom, Inc.	19,800	298,441
Chieftek Precision Co. Ltd. (c)	58,267	179,515
China Bills Finance Corp.	764,394	362,312
China Electric Manufacturing Corp.	410,000	224,780
China General Plastics Corp.	111,557	62,747
China Glaze Co. Ltd.	169,000	119,087
China Man-Made Fiber Corp. (b)	1,285,828	346,582
China Metal Products	268,727	332,443
Security Description	Shares	Value
China Motor Corp.	180,000	$419,762
China Petrochemical Development Corp. (b) (c)	2,260,225	676,357
China Steel Chemical Corp. (c)	143,000	458,645
China Steel Structure Co. Ltd.	68,808	118,715
China Wire & Cable Co. Ltd. (c)	118,000	142,436
Ching Feng Home Fashions Co. Ltd.	129,000	134,313
Chin-Poon Industrial Co. Ltd.	192,000	249,355
Chip Hope Co. Ltd. (b)	74,000	145,912
Chipbond Technology Corp.	456,000	958,210
ChipMOS Technologies, Inc.	450,875	534,271
CHO Pharma, Inc. (b)	71,360	127,177
Chong Hong Construction Co. Ltd.	146,275	457,593
Chun YU Works & Co. Ltd.	5,886	4,938
Chung Hung Steel Corp. (c)	621,000	442,499
Chung Hwa Pulp Corp. (b) (c)	306,488	210,159
Chung Tai Resource Technology Corp.	13,816	39,641
Chunghwa Precision Test Tech Co. Ltd.	21,000	347,053
Cleanaway Co. Ltd.	52,000	303,983
Clevo Co. (c)	322,212	619,041
CMC Magnetics Corp. (c)	817,267	315,064
CMSC, Inc.	13,980	80,399
CoAsia Electronics Corp. (b)	69,000	99,532
Comtrend Corp. (b)	30,000	101,907
Concord International Securities Co. Ltd.	246,625	151,187
Concord Securities Co. Ltd.	293,573	131,728
Continental Holdings Corp.	374,233	364,223
Contrel Technology Co. Ltd.	65,000	118,102
Coremax Corp.	12,686	24,212
Coretronic Corp.	193,652	469,344
Co-Tech Development Corp.	140,511	271,285
Crowell Development Corp.	96,000	121,340
CSBC Corp. Taiwan (b)	660,705	368,491
CTCI Corp.	508,000	759,275
CTI Traffic Industries Co. Ltd.	24,000	125,132
Cub Elecparts, Inc.	21,149	66,495
CviLux Corp.	69,000	131,692
Cyberlink Corp.	59,000	177,299
CyberPower Systems, Inc.	54,050	544,830
CyberTAN Technology, Inc. (b) (c)	221,000	227,659
DA CIN Construction Co. Ltd.	75,745	120,392
Dah San Electric Wire & Cable Co. Ltd.	56,000	111,305
Da-Li Development Co. Ltd.	194,453	303,540
Darfon Electronics Corp.	187,000	293,383
Darwin Precisions Corp. (c)	324,576	151,280
Daxin Materials Corp.	30,000	227,987
Delpha Construction Co. Ltd. (c)	357,000	444,466
Depo Auto Parts Ind Co. Ltd.	88,000	735,500
Diamond Biofund, Inc. (b)	100,000	127,660
Dimerco Data System Corp.	44,000	164,758

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Dimerco Express Corp.	74,568	$206,174
DingZing Advanced Materials, Inc.	23,000	118,828
D-Link Corp.	443,390	271,107
D-Link India Ltd.	13,390	99,808
Drewloong Precision, Inc.	14,162	70,930
Dyaco International, Inc.	147,311	134,759
Dynamic Holding Co. Ltd. (c)	162,189	394,114
Dynapack International Technology Corp.	112,000	368,066
E&R Engineering Corp.	64,393	220,771
Eastech Holding Ltd.	33,000	136,603
Eastern Media International Corp. (b)	34,857	21,368
Easywell Biomedical, Inc. (b)	36,000	122,857
eChem Solutions Corp.	43,873	898,352
eCloudvalley Digital Technology Co. Ltd.	36,000	112,733
ECOVE Environment Corp.	14,000	126,301
Edimax Technology Co. Ltd. (b)	98,000	115,817
Edom Technology Co. Ltd.	137,000	161,691
Egis Technology, Inc. (b)	46,000	305,247
EirGenix, Inc. (b)	153,977	432,059
Elan Microelectronics Corp. (c)	190,029	855,675
E-Lead Electronic Co. Ltd. (c)	81,295	225,031
Elite Advanced Laser Corp. (b)	86,600	507,617
Elite Semiconductor Microelectronics Technology, Inc.	192,674	442,621
Elitegroup Computer Systems Co. Ltd.	249,147	197,214
Enlight Corp. (b)	70,000	104,182
Ennoconn Corp.	78,311	715,146
Ennostar, Inc.	492,000	705,822
Episil Technologies, Inc. (b)	85,501	151,568
Episil-Precision, Inc. (c)	123,347	235,418
Eris Technology Corp.	18,165	156,127
Eson Precision Ind Co. Ltd. (c)	102,000	207,890
Eternal Materials Co. Ltd.	828,764	894,326
Etron Technology, Inc. (b) (c)	306,356	361,569
Eurocharm Holdings Co. Ltd.	24,000	145,229
Ever Fortune AI Co. Ltd.	46,878	125,614
Ever Supreme Bio Technology Co. Ltd.	66,533	391,043
Evergreen Aviation Technologies Corp.	75,922	234,389
Evergreen International Storage & Transport Corp.	341,214	334,783
EVERGREEN Steel Corp. (c)	158,445	593,296
Everlight Chemical Industrial Corp. (c)	405,385	339,459
Everlight Electronics Co. Ltd.	282,000	677,231
Excelliance Mos Corp.	15,000	48,821
Excelsior Medical Co. Ltd.	94,395	261,889
EZconn Corp. (c)	39,784	470,169
Falcon Machine Tools Co. Ltd. (c)	61,000	105,437
Security Description	Shares	Value
Far Eastern Department Stores Ltd.	669,490	$574,365
Far Eastern International Bank	138,983	61,045
Farglory F T Z Investment Holding Co. Ltd. (c)	99,410	149,681
Favite, Inc. (b)	53,000	102,495
Federal Corp. (b)	325,806	227,523
Feedback Technology Corp.	46,442	219,395
Feng Hsin Steel Co. Ltd.	346,270	930,054
FIC Global, Inc.	85,000	107,571
Firich Enterprises Co. Ltd. (c)	186,516	212,469
First Copper Technology Co. Ltd. (b) (c)	80,756	118,915
First Hi-Tec Enterprise Co. Ltd. (c)	52,000	157,743
First Steamship Co. Ltd. (b)	408,000	103,913
FIT Holding Co. Ltd.	131,533	224,441
Fitipower Integrated Technology, Inc.	37,948	319,566
Fittech Co. Ltd. (b)	29,000	155,783
FLEXium Interconnect, Inc.	201,011	499,248
Flytech Technology Co. Ltd.	104,000	279,336
FocalTech Systems Co. Ltd. (c)	191,405	515,308
FOCI Fiber Optic Communications, Inc. (c)	64,598	363,340
Forcecon Tech Co. Ltd. (c)	54,950	294,315
Foresee Pharmaceuticals Co. Ltd. (b)	73,783	192,347
Formosa Advanced Technologies Co. Ltd.	67,000	77,064
Formosa International Hotels Corp.	41,562	266,604
Formosa Laboratories, Inc. (c)	68,724	214,990
Formosa Oilseed Processing Co. Ltd.	28,350	123,625
Formosa Pharmaceuticals, Inc. (b)	71,666	109,266
Formosa Sumco Technology Corp. (c)	45,000	195,519
Formosa Taffeta Co. Ltd. (c)	841,000	556,742
Formosan Rubber Group, Inc.	300,449	244,943
Formosan Union Chemical	335,409	261,256
Forward Electronics Co. Ltd. (b)	79,000	108,216
Fositek Corp. (c)	36,052	939,848
Foxsemicon Integrated Technology, Inc.	59,050	665,202
FSP Technology, Inc.	158,000	298,561
Fu Hua Innovation Co. Ltd.	248,786	257,461
Fulgent Sun International Holding Co. Ltd.	94,082	368,640
Fulltech Fiber Glass Corp. (b) (c)	227,540	151,710
Fusheng Precision Co. Ltd.	73,364	672,288
Fwusow Industry Co. Ltd.	159,082	87,216
G Shank Enterprise Co. Ltd. (c)	82,590	237,489
G Tech Optoelectronics Corp. (b)	98,951	109,437

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Gallant Micro Machining Co. Ltd. (c)	4,000	$112,240
Gallant Precision Machining Co. Ltd. (c)	76,375	341,493
Gamania Digital Entertainment Co. Ltd.	112,000	276,049
Gemtek Technology Corp. (c)	334,234	405,033
General Interface Solution Holding Ltd. (b)	48,416	89,346
Generalplus Technology, Inc.	81,000	147,685
Genesys Logic, Inc.	62,553	292,539
Genius Electronic Optical Co. Ltd.	66,972	1,028,499
GeoVision, Inc.	71,000	135,509
GFC Ltd.	40,000	127,028
Giantplus Technology Co. Ltd.	207,000	111,197
Gigasolar Materials Corp. (b)	35,000	119,444
Gigastorage Corp. (b)	210,446	133,663
Global Brands Manufacture Ltd.	203,608	388,603
Global Lighting Technologies, Inc.	53,000	119,075
Global Mixed Mode Technology, Inc.	59,860	424,646
Global PMX Co. Ltd.	80,412	332,864
Globaltek Fabrication Co. Ltd.	40,000	114,136
Globe Union Industrial Corp.	439,124	246,297
Gloria Material Technology Corp. (c)	385,909	588,988
GMI Technology, Inc.	52,000	118,800
Gogoro, Inc. (b) (c)	134,806	71,447
Golden Biotechnology Corp. (b)	92,880	53,856
Golden Long Teng Development Co. Ltd.	83,000	91,271
Goldsun Building Materials Co. Ltd.	641,044	1,059,409
Gongwin Biopharm Holdings Co. Ltd. (b)	37,875	140,626
Gourmet Master Co. Ltd.	33,000	94,475
Grand Fortune Securities Co. Ltd.	328,000	136,293
Grand Pacific Petrochemical (b) (c)	1,205,280	514,157
Grand Process Technology Corp.	14,181	779,705
GrandTech CG Systems, Inc.	23,000	44,115
Grape King Bio Ltd.	109,000	494,257
Great Giant Fibre Garment Co. Ltd.	17,334	131,457
Great Novel Therapeutics Biotech & Medicals Corp. (b)	4,820	5,529
Great Tree Pharmacy Co. Ltd. (c)	76,854	456,561
Great Wall Enterprise Co. Ltd.	548,604	892,772
Greatek Electronics, Inc.	260,474	481,498
Green World FinTech Service Co. Ltd.	83,000	114,088
Group Up Industrial Co. Ltd. (c)	31,000	293,871
GTM Holdings Corp.	97,000	111,110
Security Description	Shares	Value
Gudeng Precision Industrial Co. Ltd.	54,739	$977,281
GUS TECHNOLOGY Co. Ltd. (b)	218,050	227,720
Handa Pharmaceuticals, Inc.	62,845	133,846
Hannstar Board Corp.	201,674	336,479
HannStar Display Corp. (b) (c)	2,079,599	617,706
HannsTouch Holdings Co. (b)	628,987	212,667
Harvatek Corp.	247,969	177,868
HD Renewable Energy Co. Ltd. (c)	50,382	418,702
Heran Co. Ltd. (c)	15,000	48,347
Hey Song Corp.	132,000	177,271
Hi-Clearance, Inc.	11,000	47,967
Highlight Tech Corp.	15,200	32,084
Himax Technologies, Inc. ADR (c)	82,910	456,005
Hitron Technology, Inc.	53,000	51,666
Hiwin Mikrosystem Corp.	19,000	59,618
Hiyes International Co. Ltd.	42,370	234,969
Ho Tung Chemical Corp.	865,351	246,099
Hocheng Corp.	176,000	107,892
Holdings-Key Electric Wire & Cable Co. Ltd. (c)	94,000	141,090
Holiday Entertainment Co. Ltd.	49,000	128,978
Holtek Semiconductor, Inc. (c)	157,648	268,505
Holy Stone Enterprise Co. Ltd.	100,150	288,932
Hong Ho Precision Textile Co. Ltd.	77,000	110,951
Hong Pu Real Estate Development Co. Ltd.	177,000	174,223
Hong TAI Electric Industrial	129,559	141,036
Hota Industrial Manufacturing Co. Ltd.	75,106	136,226
Hotai Finance Co. Ltd.	47,000	146,733
Hotron Precision Electronic Industrial Co. Ltd. (b)	170,884	174,953
Hsin Kuang Steel Co. Ltd.	233,000	444,700
Hsin Yung Chien Co. Ltd.	26,547	78,853
HTC Corp. (b)	247,515	370,336
Hu Lane Associate, Inc.	49,740	286,842
HUA ENG Wire & Cable Co. Ltd.	240,429	252,231
Hua Yu Lien Development Co. Ltd.	26,000	115,021
Huaku Development Co. Ltd.	196,686	826,608
Huang Hsiang Construction Corp.	113,000	212,099
Hung Ching Development & Construction Co. Ltd.	101,000	109,150
Hung Sheng Construction Ltd.	166,000	134,808
Hwang Chang General Contractor Co. Ltd.	80,000	208,554
Ibase Technology, Inc. (c)	162,817	383,807
IBF Financial Holdings Co. Ltd.	2,188,876	1,047,872
IC Plus Corp. (b)	44,000	118,876
ICARES Medicus, Inc.	23,000	111,561
ICatch Technology, Inc. (b)	63,000	116,458

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ichia Technologies, Inc. (c)	188,709	$245,975
I-Chiun Precision Industry Co. Ltd. (c)	135,717	428,853
IEI Integration Corp.	59,000	142,063
In Win Development, Inc. (b)	38,000	118,876
Infortrend Technology, Inc.	111,000	120,132
Info-Tek Corp.	127,000	154,102
Ingentec Corp. (c)	27,410	197,911
Innodisk Corp.	62,397	556,016
Inpaq Technology Co. Ltd.	65,652	175,506
Insyde Software Corp.	26,400	432,958
Intai Technology Corp.	24,000	84,938
Integrated Service Technology, Inc. (c)	54,083	281,126
International CSRC Investment Holdings Co. (b)	626,767	326,787
Iron Force Industrial Co. Ltd.	62,226	228,089
I-Sheng Electric Wire & Cable Co. Ltd.	69,000	115,558
ITE Technology, Inc.	118,992	530,165
ITEQ Corp. (c)	152,640	364,158
J&V Energy Technology Co. Ltd.	33,000	250,265
Jarllytec Co. Ltd. (c)	30,000	165,895
Jean Co. Ltd.	124,000	107,557
Jhu Jian Catering Co. Ltd.	33,864	102,406
Jia Wei Lifestyle, Inc.	46,000	106,982
Ji-Haw Industrial Co. Ltd. (b)	116,000	102,451
Jiin Yeeh Ding Enterprise Co. Ltd. (c)	59,848	142,403
Jiu Han System Technology Co. Ltd.	22,000	104,972
JMicron Technology Corp. (b)	31,235	50,436
Johnson Health Tech Co. Ltd.	85,121	423,635
Jong Shyn Shipbuilding Co. Ltd.	34,381	95,061
JPC connectivity, Inc.	60,000	307,143
JPP Holding Co. Ltd.	29,000	115,921
JSL Construction & Development Co. Ltd.	37,924	129,423
K Laser Technology, Inc.	126,885	90,012
Kaori Heat Treatment Co. Ltd.	58,000	754,175
Kedge Construction Co. Ltd.	13,260	31,132
KEE TAI Properties Co. Ltd.	381,076	207,116
Kenda Rubber Industrial Co. Ltd.	588,180	578,023
Kenmec Mechanical Engineering Co. Ltd. (c)	134,498	386,751
Kerry TJ Logistics Co. Ltd.	164,000	205,994
Keystone Microtech Corp.	12,586	137,805
Kindom Development Co. Ltd.	193,327	296,895
King Polytechnic Engineering Co. Ltd.	67,000	106,915
Kingray Technology Co. Ltd. (b)	62,940	113,364
King's Town Bank Co. Ltd.	653,000	1,155,515
King's Town Construction Co. Ltd. (b)	56,000	172,000
Kinik Co.	81,869	801,965
Kinko Optical Co. Ltd.	141,338	117,013
Security Description	Shares	Value
Kinpo Electronics (c)	967,371	$663,326
Kinsus Interconnect Technology Corp. (c)	189,000	656,945
KMC Kuei Meng International, Inc.	31,000	147,915
KS Terminals, Inc.	83,712	232,779
Kung Long Batteries Industrial Co. Ltd.	45,000	213,294
Kung Sing Engineering Corp. (b) (c)	318,724	123,878
Kuo Toong International Co. Ltd. (c)	179,917	362,148
Kuo Yang Construction Co. Ltd.	383,662	281,868
Kwong Lung Enterprise Co. Ltd.	36,000	65,524
KYE Systems Corp.	91,000	155,278
L&K Engineering Co. Ltd. (c)	109,928	724,250
La Kaffa International Co. Ltd.	10,000	33,653
LandMark Optoelectronics Corp. (c)	60,526	565,163
Lanner Electronics, Inc.	99,360	279,746
Laser Tek Taiwan Co. Ltd.	54,000	122,004
Laster Tech Corp. Ltd.	54,000	64,500
Leader Electronics, Inc. (b)	189,822	115,765
Leadtek Research, Inc. (b)	40,000	112,745
Leadtrend Technology Corp.	27,338	77,833
Lealea Enterprise Co. Ltd. (b) (c)	713,600	213,765
Lelon Electronics Corp.	45,818	108,875
Li Peng Enterprise Co. Ltd. (b)	525,985	142,771
Lian HWA Food Corp.	117,657	401,528
Lin BioScience, Inc. (b)	57,470	167,980
Lingsen Precision Industries Ltd.	441,694	265,185
Lintes Technology Co. Ltd.	39,646	215,478
Lion Travel Service Co. Ltd. (c)	41,859	172,613
Liton Technology Corp.	52,551	62,437
Locus Cell Co. Ltd. (b)	48,355	42,554
Long Da Construction & Development Corp. (c)	136,846	168,428
Longchen Paper & Packaging Co. Ltd. (b)	271,972	125,903
Longwell Co. (c)	108,000	281,206
Lumax International Corp. Ltd.	78,689	294,650
Lumosa Therapeutics Co. Ltd. (b)	72,000	753,069
Lung Yen Life Service Corp. (b)	31,000	46,432
LuxNet Corp. (c)	72,109	329,254
M3 Technology, Inc.	12,000	45,503
M31 Technology Corp.	21,553	560,508
Macauto Industrial Co. Ltd. (c)	43,114	88,826
Machvision, Inc.	39,915	438,924
Macronix International Co. Ltd.	1,372,000	1,161,885
Marketech International Corp.	55,750	265,128
Materials Analysis Technology, Inc. (c)	37,025	315,303
Mayer Steel Pipe Corp.	96,955	91,911
Medigen Biotechnology Corp. (b)	82,000	99,758

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Medigen Vaccine Biologics Corp. (b)	49,000	$69,986
Mega Union Technology, Inc.	37,219	411,630
Mercuries & Associates Holding Ltd.	660,693	376,835
Mercuries Life Insurance Co. Ltd. (b)	2,654,371	634,939
Merdury Biopharmaceutical Corp. (b)	174,399	82,387
Merry Electronics Co. Ltd.	117,385	482,203
METAAGE Corp. (c)	60,000	89,109
Microbio Co. Ltd. (b) (c)	320,961	416,332
Microelectronics Technology, Inc. (b)	43,927	41,572
Mildef Crete, Inc.	37,000	128,024
MIN AIK Technology Co. Ltd.	118,736	97,926
Mirle Automation Corp. (c)	146,331	373,613
Mitac Holdings Corp.	615,544	875,278
Mobiletron Electronics Co. Ltd. (b)	37,000	48,754
MOSA Industrial Corp. (b)	197,220	152,372
Mosel Vitelic, Inc. (b) (c)	63,289	67,996
Motech Industries, Inc.	121,400	100,507
MSSCORPS Co. Ltd.	25,000	139,826
Mycenax Biotech, Inc. (b)	198,106	310,494
Nak Sealing Technologies Corp.	43,102	155,947
Namchow Holdings Co. Ltd.	66,215	116,543
Nan Juen International Co. Ltd.	22,000	121,656
Nan Kang Rubber Tire Co. Ltd. (b)	345,204	536,680
Nan Pao Resins Chemical Co. Ltd.	38,000	364,432
Nantex Industry Co. Ltd.	236,504	280,996
Netronix, Inc.	53,228	227,064
New Era Electronics Co. Ltd.	36,000	222,963
Nexcom International Co. Ltd.	82,000	129,038
Nichidenbo Corp.	83,000	162,609
Niching Industrial Corp.	39,000	111,899
North-Star International Co. Ltd.	170,605	356,342
Nova Technology Corp.	21,000	104,846
Nuvoton Technology Corp.	95,810	259,457
O-Bank Co. Ltd.	1,393,970	442,684
OBI Pharma, Inc. (b)	121,580	291,978
Ocean Plastics Co. Ltd.	110,000	130,520
OK Biotech Co. Ltd.	147,000	113,572
Optimax Technology Corp.	224,656	209,418
Orient Semiconductor Electronics Ltd. (c)	268,704	341,755
Oriental Union Chemical Corp.	720,500	428,022
Pacific Construction Co.	267,000	94,916
Pacific Hospital Supply Co. Ltd.	49,000	137,649
Pan German Universal Motors Ltd.	15,000	137,693
Pan Jit International, Inc. (c)	217,000	398,392
Pan-International Industrial Corp. (c)	329,539	367,063
Panion & BF Biotech, Inc. (c)	53,785	155,509
Security Description	Shares	Value
Paragon Technologies Co. Ltd. (b)	112,000	$110,597
PCL Technologies, Inc. (c)	56,795	189,338
P-Duke Technology Co. Ltd.	76,000	218,299
Pegavision Corp.	37,271	528,800
PharmaEngine, Inc.	59,000	166,859
Pharmally International Holding Co. Ltd. (b) (e)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	99,460
Phihong Technology Co. Ltd. (b) (c)	229,847	296,692
Phoenix Pioneer Technology Co. Ltd. (b)	107,835	44,638
Phoenix Silicon International Corp. (c)	86,082	341,374
Phoenix Tours International, Inc.	34,100	64,759
Phytohealth Corp. (b)	223,493	128,532
Pixart Imaging, Inc.	98,060	833,525
Planet Technology Corp.	16,000	89,741
PlayNitride, Inc. (b)	36,000	110,116
Polaris Group (b)	295,000	514,559
Polytronics Technology Corp.	39,000	86,512
Posiflex Technology, Inc. (c)	39,000	258,180
Power Wind Health Industry, Inc.	71,000	284,929
Poya International Co. Ltd.	46,102	767,723
President Securities Corp.	889,604	758,988
Primax Electronics Ltd.	313,000	896,080
Prince Housing & Development Corp.	979,996	335,992
Pro Hawk Corp.	22,000	112,619
Progate Group Corp.	24,016	140,393
Promate Electronic Co. Ltd. (c)	144,000	367,206
Prosperity Dielectrics Co. Ltd. (c)	67,000	101,623
Quang Viet Enterprise Co. Ltd.	24,000	81,905
Quanta Storage, Inc.	142,000	468,899
Radium Life Tech Co. Ltd.	448,549	146,698
Raydium Semiconductor Corp.	40,349	431,584
RDC Semiconductor Co. Ltd. (b)	40,199	290,888
Rechi Precision Co. Ltd.	154,000	125,549
Rexon Industrial Corp. Ltd.	109,000	128,472
Rich Development Co. Ltd. (c)	510,710	170,255
RichWave Technology Corp. (b)	54,857	335,419
Ritek Corp. (b)	614,693	311,751
Ruentex Engineering & Construction Co.	55,336	256,165
Run Long Construction Co. Ltd. (c)	254,430	428,519
Sakura Development Co. Ltd.	25,984	40,889
Sampo Corp.	236,221	211,615
San Fang Chemical Industry Co. Ltd.	184,000	223,557
San Far Property Ltd.	110,000	99,932
San Fu Chemical Co. Ltd.	44,000	190,479
Sanyang Motor Co. Ltd. (c)	398,945	920,259
Savior Lifetec Corp.	154,500	104,476

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
SCI Pharmtech, Inc.	43,157	$122,462
Scientech Corp. (c)	37,639	504,882
ScinoPharm Taiwan Ltd. (c)	171,000	138,868
SciVision Biotech, Inc.	44,000	183,527
SDI Corp.	110,570	511,858
Sea Sonic Electronics Co. Ltd. (b)	29,592	74,713
Senao Networks, Inc.	40,000	209,186
Senhwa Biosciences, Inc. (b)	101,000	173,618
Sensortek Technology Corp. (c)	15,000	136,745
Sercomm Corp.	178,000	627,147
Sesoda Corp.	132,914	173,668
ShenMao Technology, Inc.	62,853	141,609
Shieh Yih Machinery Industry Co. Ltd.	95,000	120,227
Shih Her Technologies, Inc.	33,000	103,651
Shih Wei Navigation Co. Ltd. (b)	19,605	11,771
Shihlin Paper Corp. (b)	133,558	240,558
Shin Ruenn Development Co. Ltd.	49,000	109,159
Shin Zu Shing Co. Ltd. (c)	112,962	706,760
Shinfox Energy Co. Ltd. (c)	69,477	298,576
Shining Building Business Co. Ltd. (b) (c)	285,127	93,251
Shinkong Insurance Co. Ltd.	187,841	557,353
Shinkong Synthetic Fibers Corp.	1,391,796	714,666
Shiny Brands Group Co. Ltd.	13,704	85,524
Shiny Chemical Industrial Co. Ltd.	90,767	510,531
ShunSin Technology Holding Ltd. (c)	28,000	183,148
Shuttle, Inc. (c)	195,000	122,620
Sigurd Microelectronics Corp.	298,144	713,175
Silicon Integrated Systems Corp. (c)	252,662	566,856
Silicon Optronics, Inc. (b)	26,000	80,761
Sincere Navigation Corp.	56,709	53,579
Sinew Pharma, Inc. (b)	22,388	44,286
Singatron Enterprise Co. Ltd.	116,000	107,032
Sinmag Equipment Corp.	37,271	178,426
Sinon Corp.	265,662	360,551
Sinphar Pharmaceutical Co. Ltd.	192,109	198,808
Sinyi Realty, Inc.	261,828	253,583
Sitronix Technology Corp.	89,000	642,615
Siward Crystal Technology Co. Ltd.	71,000	66,633
Skytech, Inc./TW	15,000	134,375
Softstar Entertainment, Inc. (b) (c)	117,567	235,160
Soft-World International Corp.	60,848	253,802
Solar Applied Materials Technology Corp. (c)	349,736	720,547
Solomon Technology Corp. (c)	95,000	450,287
Solteam, Inc.	24,530	45,810
Sonix Technology Co. Ltd.	60,123	87,677
Southeast Cement Co. Ltd.	90,000	62,708
Speed Tech Corp.	60,000	94,608
Security Description	Shares	Value
Spirox Corp.	49,000	$101,572
Sporton International, Inc. (c)	68,169	470,666
Sports Gear Co. Ltd.	42,000	140,015
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	124,327
Standard Foods Corp.	244,000	304,166
Stark Technology, Inc.	63,000	247,847
S-Tech Corp.	102,000	122,800
Sumeeko Industries Co. Ltd. (b)	31,000	107,263
Sun Yad Construction Co. Ltd.	209,000	111,281
SunMax Biotechnology Co. Ltd.	23,000	191,506
Sunonwealth Electric Machine Industry Co. Ltd. (c)	145,000	423,364
Sunplus Innovation Technology, Inc.	22,000	124,090
Sunplus Technology Co. Ltd. (b)	336,747	336,784
Sunrex Technology Corp.	63,000	111,282
Sunspring Metal Corp.	109,000	140,355
Superalloy Industrial Co. Ltd.	68,000	133,007
Supreme Electronics Co. Ltd.	372,398	775,474
Swancor Holding Co. Ltd.	53,000	192,596
Sweeten Real Estate Development Co. Ltd.	85,000	91,053
Symtek Automation Asia Co. Ltd.	24,705	116,708
Syncmold Enterprise Corp.	62,932	206,814
SyneuRx International Taiwan Corp. (b) (e)	58,218	15,821
Synmosa Biopharma Corp. (c)	252,989	299,783
Syscom Computer Engineering Co.	69,000	117,738
Sysgration (c)	120,760	139,090
Systex Corp.	183,000	734,394
T3EX Global Holdings Corp.	83,518	234,615
Ta Liang Technology Co. Ltd.	45,000	204,762
Ta Ya Electric Wire & Cable (c)	496,955	796,158
TA-I Technology Co. Ltd.	40,000	66,864
Tai Tung Communication Co. Ltd. (b) (c)	131,000	106,385
TaiDoc Technology Corp.	24,000	117,549
Taiflex Scientific Co. Ltd. (c)	177,501	335,971
Taigen Biopharmaceuticals Holdings Ltd. (b)	296,000	139,832
TaiMed Biologics, Inc. (b)	189,737	477,842
Taimide Tech, Inc.	69,000	102,585
Tainan Enterprises Co. Ltd.	87,000	101,443
Tainan Spinning Co. Ltd. (c)	980,105	501,721
TaiSol Electronics Co. Ltd. (c)	32,000	70,074
Taisun Enterprise Co. Ltd. (b) (c)	260,549	170,014
Taita Chemical Co. Ltd.	272,243	186,677
TAI-TECH Advanced Electronics Co. Ltd. (c)	40,474	165,623
Taiwan Cogeneration Corp. (c)	351,669	503,392
Taiwan FamilyMart Co. Ltd.	22,000	131,041
Taiwan Fertilizer Co. Ltd. (c)	384,000	703,775
Taiwan Fire & Marine Insurance Co. Ltd.	66,000	59,229

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Taiwan FU Hsing Industrial Co. Ltd.	92,000	$165,706
Taiwan Glass Industry Corp. (b) (c)	1,112,000	657,084
Taiwan Hon Chuan Enterprise Co. Ltd.	193,218	995,198
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	52,629	65,606
Taiwan Mask Corp. (c)	136,778	251,976
Taiwan Navigation Co. Ltd.	108,000	111,254
Taiwan Paiho Ltd.	139,000	320,636
Taiwan PCB Techvest Co. Ltd.	191,000	232,967
Taiwan Puritic Corp.	12,533	78,810
Taiwan Sakura Corp.	74,283	205,856
Taiwan Semiconductor Co. Ltd.	150,000	303,825
Taiwan Shin Kong Security Co. Ltd.	188,470	248,939
Taiwan Speciality Chemicals Corp.	83,442	497,016
Taiwan Surface Mounting Technology Corp.	185,308	644,112
Taiwan TEA Corp. (b)	429,616	306,806
Taiwan Union Technology Corp.	186,000	1,002,101
Taiwan-Asia Semiconductor Corp. (c)	255,900	300,402
Taiyen Biotech Co. Ltd.	83,979	92,745
TBI Motion Technology Co. Ltd. (b)	23,000	31,724
TCI Co. Ltd.	33,672	145,769
Team Group, Inc. (b) (c)	44,000	148,768
Tehmag Foods Corp.	19,000	189,421
Test Research, Inc.	121,000	541,024
Test Rite International Co. Ltd.	89,896	58,659
Thinking Electronic Industrial Co. Ltd.	48,573	267,066
Thunder Tiger Corp. (b)	95,000	180,115
Thye Ming Industrial Co. Ltd.	92,974	203,008
Tien Li Offshore Wind Technology Co. Ltd.	4,258	3,687
Tigerair Taiwan Co. Ltd. (b)	64,146	120,198
Ton Yi Industrial Corp.	582,000	308,044
Tong Hsing Electronic Industries Ltd.	127,084	562,203
Tong Yang Industry Co. Ltd.	327,872	1,103,388
Tong-Tai Machine & Tool Co. Ltd. (c)	60,000	65,884
Top Union Electronics Corp.	115,390	116,679
Topco Scientific Co. Ltd.	115,837	1,032,216
Topkey Corp.	60,033	412,595
Topoint Technology Co. Ltd.	43,000	47,760
TPK Holding Co. Ltd. (b)	299,000	416,662
Transcend Information, Inc.	179,484	584,167
TrueLight Corp. (b)	86,000	110,603
TSC Auto ID Technology Co. Ltd.	15,732	110,608
TSEC Corp.	245,702	191,381
TSRC Corp.	490,028	368,529
Security Description	Shares	Value
Ttet Union Corp.	13,584	$63,957
TTFB Co. Ltd.	15,400	99,515
TTY Biopharm Co. Ltd.	143,436	333,135
Tung Ho Steel Enterprise Corp.	319,392	799,325
Tung Thih Electronic Co. Ltd.	51,122	140,217
TURVO International Co. Ltd.	34,245	180,171
Twoway Communications, Inc.	23,722	85,828
TXC Corp.	198,080	682,247
TYC Brother Industrial Co. Ltd.	144,000	287,122
Tycoons Group Enterprise	204,433	68,475
Tyntek Corp.	302,667	218,537
UDE Corp.	64,000	183,629
Ultra Chip, Inc.	60,000	178,788
U-Ming Marine Transport Corp.	309,000	544,838
Union Bank of Taiwan	2,672,950	1,309,172
Uniplus Electronics Co. Ltd. (b)	107,000	94,333
Unitech Printed Circuit Board Corp. (b) (c)	389,024	424,102
United Alloy-Tech Co. (b)	107,000	117,155
United Orthopedic Corp.	62,000	185,335
United Renewable Energy Co. Ltd. (b)	222,952	88,768
Unity Opto Technology Co. Ltd. (b) (e)	771,307	—
Universal Cement Corp.	268,392	262,061
Universal Microwave Technology, Inc.	40,963	420,030
Universal Vision Biotechnology Co. Ltd.	34,472	281,035
UPC Technology Corp.	683,632	266,786
UPI Semiconductor Corp.	29,069	227,801
Userjoy Technology Co. Ltd.	34,056	84,800
USI Corp.	663,590	338,647
Utechzone Co. Ltd.	48,244	196,656
Vactronics Technologies, Inc.	62,000	126,169
Ventec International Group Co. Ltd.	32,000	70,782
VIA Labs, Inc.	24,000	142,196
Via Technologies, Inc. (c)	154,000	637,480
Viking Tech Corp.	65,313	108,351
Visco Vision, Inc.	24,000	189,215
Visual Photonics Epitaxy Co. Ltd.	121,371	636,645
Vivotek, Inc.	21,000	82,948
Vizionfocus, Inc.	17,000	125,701
Wafer Works Corp.	353,418	354,574
Waffer Technology Corp. (c)	90,000	207,890
Wah Lee Industrial Corp.	108,620	441,049
Walsin Technology Corp.	240,000	819,048
Walton Advanced Engineering, Inc.	353,184	194,747
Wave Power Technology, Inc.	18,000	104,372
Ways Technical Corp. Ltd. (b)	74,000	58,341
We & Win Development Co. Ltd. (b)	189,000	101,528
We&Win Diversification Co. Ltd. (b)	90,000	102,381

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wei Chuan Foods Corp.	346,899	$200,599
Weikeng Industrial Co. Ltd.	244,998	267,476
Weltrend Semiconductor	67,619	135,253
Wholetech System Hitech Ltd.	33,000	105,841
Win Semiconductors Corp. (b) (c)	263,000	1,134,391
Winmate, Inc.	24,000	109,586
Winstek Semiconductor Co. Ltd. (c)	85,000	295,451
WinWay Technology Co. Ltd.	18,000	696,760
Wisdom Marine Lines Co. Ltd.	309,000	745,002
Wiselink Co. Ltd. (b)	100,000	271,752
Wistron NeWeb Corp.	248,344	910,303
WITS Corp. (c)	81,299	292,863
Wonderful Hi-Tech Co. Ltd.	170,000	193,386
World Fitness Services Ltd.	42,000	121,833
Wowprime Corp. (c)	69,066	482,315
WUS Printed Circuit Co. Ltd.	129,187	206,559
Xxentria Technology Materials Corp.	95,593	186,072
Yankey Engineering Co. Ltd. (c)	48,244	470,298
Yao Sheng Electronic Co. Ltd. (c)	52,000	227,577
Yea Shin International Development Co. Ltd. (c)	179,474	199,060
Yem Chio Co. Ltd.	226,629	137,854
Yeong Guan Energy Technology Group Co. Ltd. (b)	49,000	69,366
YFY, Inc.	988,000	1,033,378
Yieh Phui Enterprise Co. Ltd.	1,172,440	587,211
Young Fast Optoelectronics Co. Ltd.	42,000	98,210
Youngtek Electronics Corp.	104,000	232,999
Yulon Motor Co. Ltd.	230,000	436,067
Yulon Nissan Motor Co. Ltd.	25,000	98,352
YungShin Global Holding Corp.	195,000	378,336
Zeng Hsing Industrial Co. Ltd.	38,272	139,681
Zenitron Corp. (c)	204,348	201,788
Zero One Technology Co. Ltd.	86,000	241,859
Zhong Yang Technology Co. Ltd. (b)	67,000	103,105
ZillTek Technology Corp.	26,727	283,768
Zinwell Corp. (b)	158,000	89,119
Zippy Technology Corp.	84,000	201,198
Zyxel Group Corp.	228,647	269,132
		205,571,594
THAILAND — 3.7%
AAPICO Hitech PCL NVDR (c)	231,944	154,257
AEON Thana Sinsap Thailand PCL NVDR	96,754	423,971
Amata Corp. PCL	328,300	255,070
AP Thailand PCL NVDR	1,445,622	449,265
Aurora Design PCL NVDR (c)	297,300	145,058
B Grimm Power PCL NVDR	491,600	366,666
Bangchak Corp. PCL NVDR (c)	401,055	464,278
Bangchak Sriracha PCL NVDR	549,700	152,042
Security Description	Shares	Value
Bangkok Airways PCL NVDR (c)	758,809	$582,475
Bangkok Chain Hospital PCL NVDR	935,562	523,351
Bangkok Commercial Asset Management PCL NVDR	755,425	226,551
Bangkok Life Assurance PCL NVDR (c)	214,452	163,284
Banpu PCL NVDR	1,424,200	312,038
Banpu Power PCL NVDR	631,171	258,922
BCPG PCL	439,800	98,409
Betagro PCL NVDR	543,200	373,078
BTS Group Holdings PCL NVDR (b)	3,044,100	425,715
Cal-Comp Electronics Thailand PCL NVDR	1,504,000	173,876
Central Plaza Hotel PCL NVDR (c)	607,047	768,772
CH Karnchang PCL NVDR (c)	678,492	428,044
Chularat Hospital PCL NVDR (c)	7,341,269	620,566
CK Power PCL NVDR	1,669,624	193,023
Com7 PCL NVDR	250,800	186,283
CPN Retail Growth Leasehold REIT	1,435,600	571,072
Dhipaya Group Holdings PCL NVDR	217,278	192,446
Ditto Thailand PCL NVDR (c)	423,281	245,990
Dohome PCL NVDR (c)	569,345	199,941
Dynasty Ceramic PCL NVDR	774,962	47,927
Eastern Polymer Group PCL NVDR	1,237,099	191,462
Electricity Generating PCL NVDR	63,500	243,718
Erawan Group PCL NVDR (c)	2,180,100	303,530
Exotic Food PCL NVDR (c)	136,800	102,034
Forth Corp. PCL NVDR (c)	567,768	243,499
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,326,570	453,493
GFPT PCL	282,200	100,856
Gunkul Engineering PCL NVDR	5,855,203	527,701
Hana Microelectronics PCL NVDR	512,981	649,646
Ichitan Group PCL NVDR	688,309	348,673
IMPACT Growth Real Estate Investment Trust	356,300	136,197
Inter Far East Energy Corp. (b) (e)	283,900	—
International Engineering PCL (b) (e)	159,640	—
IRPC PCL NVDR	7,351,600	399,823
I-TAIL Corp. PCL NVDR	547,100	363,855
Jasmine International PCL NVDR	3,231,469	299,271
Jasmine Technology Solution PCL NVDR (b)	175,296	397,688
Jaymart Group Holdings PCL NVDR (c)	748,200	367,386

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
JMT Network Services PCL NVDR (c)	491,900	$276,696
Karmarts PCL NVDR (c)	373,400	143,894
KCE Electronics PCL NVDR (c)	405,100	487,845
KGI Securities Thailand PCL NVDR	899,507	125,795
Kiatnakin Phatra Bank PCL NVDR	309,335	490,283
Land & Houses PCL NVDR	946,400	188,236
Major Cineplex Group PCL NVDR	398,200	184,389
MBK PCL NVDR	372,300	207,107
MC Group PCL NVDR	264,500	98,640
Mega Lifesciences PCL NVDR	422,400	515,242
MK Restaurants Group PCL NVDR (c)	280,259	263,471
Ngern Tid Lor PCL NVDR (c)	1,051,380	601,209
One Enterprise Public Co. Ltd.	2,167,400	251,917
Osotspa PCL NVDR	564,100	404,963
Plan B Media PCL NVDR (c)	1,257,700	318,553
Polyplex Thailand PCL	268,800	112,774
Precious Shipping PCL	447,718	132,183
Prima Marine PCL NVDR	1,230,336	328,829
PTG Energy PCL NVDR	1,285,699	411,552
Quality Houses PCL NVDR	1,043,100	62,565
R&B Food Supply PCL NVDR	123,900	25,413
Ratch Group PCL NVDR	161,500	161,864
Regional Container Lines PCL	44,700	37,508
Rojana Industrial Park PCL NVDR	831,054	173,042
RS PCL NVDR (c)	1,158,888	216,093
Samart Corp. PCL (b)	283,700	61,276
Sansiri PCL NVDR	2,310,000	137,118
Sappe PCL	125,800	274,647
SC Asset Corp. PCL NVDR (c)	2,880,000	275,671
SCGJWD Logistics PCL NVDR	436,671	157,420
Siam City Cement PCL NVDR	71,473	354,283
Singer Thailand PCL NVDR (b) (c)	558,078	185,578
Sino-Thai Engineering & Construction PCL NVDR (c)	328,300	98,457
SISB PCL	188,800	205,361
SKY ICT PCL NVDR (b) (c)	320,100	215,870
SPCG PCL NVDR	391,121	111,219
Sri Trang Agro-Industry PCL NVDR (c)	695,278	540,190
Sri Trang Gloves Thailand PCL NVDR	699,799	267,501
Srinanaporn Marketing PCL NVDR (c)	274,200	115,892
Srisawad Corp. PCL NVDR	535,319	719,526
Star Petroleum Refining PCL NVDR (c)	1,607,701	352,243
Supalai PCL NVDR	707,536	452,964
SVI PCL	733,240	165,208
Synnex Thailand PCL	26,699	12,446
Security Description	Shares	Value
Taokaenoi Food & Marketing PCL Class R, NVDR (c)	892,400	$288,430
Thai Vegetable Oil PCL NVDR	413,499	309,699
Thaicom PCL NVDR (c)	616,479	262,474
Thaifoods Group PCL NVDR	1,814,198	235,672
Thanachart Capital PCL NVDR	451,400	708,436
Thonburi Healthcare Group PCL NVDR (c)	271,144	167,688
Thoresen Thai Agencies PCL	756,417	149,273
Tipco Asphalt PCL NVDR	602,197	349,968
TOA Paint Thailand PCL NVDR	279,143	168,297
TQM Alpha PCL NVDR (c)	134,300	113,734
TTW PCL NVDR	1,338,560	388,953
VGI PCL NVDR (b)	2,493,400	203,021
Vibhavadi Medical Center PCL NVDR	2,926,300	183,704
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,030,423	339,445
WHA Utilities & Power PCL NVDR	1,625,750	236,454
		29,159,383
TURKEY — 2.8%
1000 Yatirimlar Holding AS (b)	9,048	96,270
Adel Kalemcilik Ticaret ve Sanayi AS	70,678	78,354
Agesa Hayat ve Emeklilik AS	28,798	101,926
Agrotech Yueksek Teknoloji VE Yatirim AS (b)	220,169	89,839
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	401,906	175,047
Akcansa Cimento AS	23,840	107,529
Akfen Yenilenebilir Enerji AS Class A (b)	242,725	134,046
AKIS Gayrimenkul Yatirimi AS REIT	289,352	163,773
Aksa Akrilik Kimya Sanayii AS	1,557,086	419,932
Aksa Enerji Uretim AS	191,386	214,634
Alarko Holding AS	135,981	375,479
Albaraka Turk Katilim Bankasi AS (b)	892,023	161,250
Alfa Solar Enerji Sanayi VE Ticaret AS	61,286	94,294
Altinay Savunma Teknolojileri AS (b)	37,109	106,647
Anadolu Anonim Turk Sigorta Sirketi (b)	109,602	256,635
Anadolu Hayat Emeklilik AS	35,422	111,901
ARD Grup Bilisim Teknolojileri AS	93,346	96,111
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	76,226	112,598
Aydem Yenilenebilir Enerji AS Class A	141,686	108,169
Aygaz AS	39,058	172,513

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Baticim Bati Anadolu Cimento Sanayii AS (b)	66,316	$337,911
BatiSoke Soke Cimento Sanayii TAS (b) (c)	50,194	73,352
Bera Holding AS (b)	470,933	205,800
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	444,650	74,266
Biotrend Cevre VE Enerji Yatirimlari AS (b)	171,371	79,000
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	19,053	264,027
Borusan Yatirim ve Pazarlama AS	2,726	157,401
Bosch Fren Sistemleri Sanayi ve Ticaret AS	4,495	92,826
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	80,136	215,416
Bursa Cimento Fabrikasi AS	468,669	98,567
Can2 Termik AS (b)	1,615,015	75,584
Celebi Hava Servisi AS	1,905	102,251
Cimsa Cimento Sanayi VE Ticaret AS	317,058	325,337
CVK Maden Isletmeleri Sanayi VE Ticaret AS (b)	7,090	58,276
CW Enerji Muhendislik Ticaret VE Sanayi AS	18,259	93,252
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	146,060	330,096
Dogan Sirketler Grubu Holding AS	840,175	371,584
Dogus Otomotiv Servis ve Ticaret AS	21,561	138,054
Eczacibasi Yatirim Holding Ortakligi AS	17,616	106,199
EGE Endustri VE Ticaret AS	917	289,687
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	176,433	246,892
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	815,784	286,824
Enerya Enerji AS	30,264	186,786
Erbosan Erciyas Boru Sanayii ve Ticaret AS	17,127	104,003
Escar Turizm Tasimacilik Ticaret AS	8,683	90,037
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	181,638	65,882
Fenerbahce Futbol AS (b)	33,432	110,308
Galata Wind Enerji AS	127,123	92,291
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (b)	380,003	78,030
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	47,430	125,209
Global Yatirim Holding AS	211,623	111,113
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS (b)	8,055	101,491
Gubre Fabrikalari TAS (b)	32,365	193,600
Hektas Ticaret TAS (b)	390,579	51,068
Security Description	Shares	Value
IC Enterra Yenilenebilir Enerji AS (b)	430,195	$98,277
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	615,535	125,674
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b) (c)	99,567	122,263
Is Finansal Kiralama AS (b)	220,731	74,121
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	499,307	257,049
Is Yatirim Menkul Degerler AS Class A	161,487	165,798
Isiklar Enerji ve Yapi Holding AS (b)	412,412	112,792
Izdemir Enerji Elektrik Uretim AS (b)	231,273	128,127
Izmir Demir Celik Sanayi AS (b)	279,439	46,264
Jantsa Jant Sanayi Ve Ticaret AS	126,953	118,682
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	133,234	104,289
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	86,183	98,820
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	749,693	589,891
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	329,355	166,184
Kayseri Seker Fabrikasi AS	256,495	160,557
Kerevitas Gida Sanayi ve Ticaret AS (b)	194,975	73,913
Kiler Holding AS (b)	166,576	145,687
Kimteks Poliuretan Sanayi VE Ticaret AS	48,667	27,346
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	68,722	61,511
Kocaer Celik Sanayi Ve Ticaret AS	137,272	159,889
Kontrolmatik Enerji Ve Muhendislik AS	119,470	154,111
Konya Cimento Sanayii AS (b)	555	113,314
Kordsa Teknik Tekstil AS (b) (c)	65,487	147,784
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	148,755	298,709
Koza Polyester Sanayi VE Ticaret AS (b)	49,916	51,073
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	64,096	124,678
LDR Turizm AS	40,584	111,944
Lila Kagit Sanayi ve Ticaret AS	154,491	116,137
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS (b)	148,479	98,936
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS (b)	5,128	81,749
Logo Yazilim Sanayi Ve Ticaret AS	82,331	219,270

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Lydia Holding AS (b)	30,109	$94,676
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	292	81,995
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	172,576	111,257
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	251,478	663,502
Mega Metal Sanayi VE Ticaret AS (b)	92,880	91,828
MIA Teknoloji AS (b)	212,148	267,456
Mogan Enerji Yatirim Holding AS (b)	321,829	96,208
NET Holding AS (b)	94,790	116,785
Nuh Cimento Sanayi AS	56,499	431,751
OBA Makarnacilik Sanayi VE Ticaret AS (b)	98,082	93,528
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	650,831	123,552
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	39,601	87,803
Otokar Otomotiv Ve Savunma Sanayi AS	29,247	376,845
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	361,900	121,419
Parsan Makina Parcalari Sanayii AS (b)	38,354	98,725
Pasifik Gayrimenkul Yatirim Ortakligi REIT	238,740	10,405
Petkim Petrokimya Holding AS (b)	941,292	623,907
Politeknik Metal Sanayi ve Ticaret AS (b)	546	106,645
Ral Yatirim Holding AS (b)	11,143	72,359
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	334,678	119,041
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	775,044	280,661
Roenesans Gayrimenkul Yatirim AS (b)	33,649	112,008
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	532,760	374,629
SDT Uzay VE Savunma Teknolojileri AS	9,675	65,458
Sekerbank Turk AS	1,386,192	176,380
Selcuk Ecza Deposu Ticaret ve Sanayi AS	143,927	288,172
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	11,823	124,240
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	298,711	68,939
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	97,922	109,988
Sok Marketler Ticaret AS	207,445	292,716
Suwen Tekstil Sanayi Pazarlama AS	108,788	91,200
TAB Gida Sanayi Ve Ticaret AS Class A	17,704	71,464
Security Description	Shares	Value
Tekfen Holding AS (b)	198,936	$302,589
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	77,485	114,911
Tukas Gida Sanayi ve Ticaret AS (b)	398,842	83,765
Tumosan Motor ve Traktor Sanayi AS (b)	26,182	97,262
Turkiye Sigorta AS	539,577	195,867
Turkiye Sinai Kalkinma Bankasi AS (b)	990,321	340,079
Ulker Biskuvi Sanayi AS (b) (c)	109,877	449,957
Usak Seramik Sanayii AS (b)	229,652	75,639
Verusa Holding AS (b)	10,542	95,515
Vestel Beyaz Esya Sanayi ve Ticaret AS	277,225	140,448
Vestel Elektronik Sanayi ve Ticaret AS (b)	92,656	174,676
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	112,127	89,407
Yayla Agro Gida Sanayi VE Nakliyat AS (b)	313,182	93,990
Yeni Gimat Gayrimenkul Ortakligi AS REIT	110,674	189,220
YEO Teknoloji Enerji VE Endustri AS (b)	20,891	98,689
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	780,224	224,569
Zorlu Enerji Elektrik Uretim AS (b)	874,795	108,239
		21,584,570
UNITED ARAB EMIRATES — 0.9%
Agthia Group PJSC	202,137	429,259
Ajman Bank PJSC (b)	750,565	361,693
AL Seer Marine Supplies & Equipment Co. LLC (b)	123,404	133,718
Al Waha Capital PJSC	875,104	362,145
AL Yah Satellite Communications Co-PJSC-Yah Sat	742,388	420,410
Amanat Holdings PJSC	1,178,301	381,753
Amlak Finance PJSC (b)	528,147	108,707
Apex Investment Co. PSC (b)	291,506	315,077
Arabtec Holding PJSC (b) (e)	483,581	—
Aramex PJSC (b)	634,457	388,655
Bank of Sharjah (b)	395,370	84,714
Dana Gas PJSC (b)	4,169,865	726,576
Deyaar Development PJSC	1,103,617	205,520
Dubai Taxi Co. PJSC	212,703	156,936
E7 Group PJSC (b)	373,515	112,878
Eshraq Investments PJSC (b)	1,551,515	121,654
Ghitha Holding PJSC (b)	20,219	155,895
Gulf Marine Services PLC (b)	469,816	96,104
Gulf Navigation Holding PJSC (b)	255,150	423,745
Investcorp Capital PLC	154,221	83,136
Manazel PJSC (b)	1,118,142	96,806
Orascom Construction PLC	22,332	117,208
RAK Properties PJSC	871,268	282,279

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ras Al Khaimah Ceramics	340,233	$222,314
Space42 PLC (b)	201,668	130,675
Spinneys 1961 Holding PLC	318,948	138,069
Taaleem Holdings PJSC	247,722	251,566
Union Properties PJSC (b)	2,731,986	262,562
Yalla Group Ltd. ADR (b)	44,425	201,690
		6,771,744
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (b) (c)	8,426	395,011
Bit Digital, Inc. (b) (c)	103,936	364,815
CBAK Energy Technology, Inc. (b) (c)	15,071	18,839
JS Global Lifestyle Co. Ltd. (b) (d)	1,403,000	308,868
Seanergy Maritime Holdings Corp.	12,926	160,541
		1,248,074
TOTAL COMMON STOCKS (Cost $663,781,723)		783,046,362

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA Preference Shares 1.98% (Cost $101,446)	42,148	81,033
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Diagnosticos da America SA (expiring 10/14/24) (b) (Cost $0)	173,888	638
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	8,061
VS Industry Bhd. (expiring 09/05/26) (b)	226,510	10,162
		18,223
THAILAND — 0.0% (a)
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	1,150
Thaifoods Group PCL (expiring 05/14/27) (b)	98,920	2,797
		3,947
TOTAL WARRANTS (Cost $0)		22,170
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	1,862,097	$1,862,098
State Street Navigator Securities Lending Portfolio II (h) (i)	15,145,971	15,145,971
TOTAL SHORT-TERM INVESTMENTS (Cost $17,008,069)		17,008,069
TOTAL INVESTMENTS — 102.1% (Cost $680,891,238)		800,158,272
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(16,759,073)
NET ASSETS — 100.0%		$783,399,199
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $323,812, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CMSC	Collaterlized Mortgage Securities Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	115	12/20/2024	$6,325,905	$6,742,740	$416,835

During the year ended September 30, 2024, the average notional value related to futures contracts was $4,695,625.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$778,971,140	$3,751,410	$323,812	$783,046,362
Preferred Stocks	81,033	—	—	81,033
Rights	638	—	—	638
Warrants	22,170	—	—	22,170
Short-Term Investments	17,008,069	—	—	17,008,069
TOTAL INVESTMENTS	$796,083,050	$3,751,410	$323,812	$800,158,272
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$416,835	$—	$—	$416,835
TOTAL OTHER FINANCIAL INSTRUMENTS:	$416,835	$—	$—	$416,835
Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	19.3%
Industrials	17.4
Materials	13.3
Consumer Discretionary	11.9
Health Care	8.6
Financials	7.8
Real Estate	7.2
Consumer Staples	6.6
Utilities	3.1
Communication Services	3.1
Energy	1.6
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,142,304	$3,142,933	$86,340,890	$89,485,703	$1,880	$—	—	$—	$131,445
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,677,495	4,815,397	—	—	1,862,098	1,862,098	5,995
State Street Navigator Securities Lending Portfolio II	13,157,590	13,157,590	62,453,570	60,465,189	—	—	15,145,971	15,145,971	314,023
Total		$16,300,523	$155,471,955	$154,766,289	$1,880	$—		$17,008,069	$451,463
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 1.3%
APA Group Stapled Security	487,930	$2,626,772
BELGIUM — 2.5%
Solvay SA (a)	133,326	5,237,708
CANADA — 20.5%
Atco Ltd. Class I	68,622	2,433,098
Bank of Montreal (a)	12,940	1,168,953
Bank of Nova Scotia (a)	38,647	2,108,070
BCE, Inc. (a)	71,449	2,486,792
Canadian Imperial Bank of Commerce (a)	33,157	2,036,126
Canadian Natural Resources Ltd. (a)	58,154	1,933,229
Canadian Tire Corp. Ltd. Class A (a)	18,290	2,194,475
Canadian Utilities Ltd. Class A (a)	95,547	2,539,763
Canadian Western Bank	52,774	2,102,835
Capital Power Corp. (a)	92,097	3,352,019
Emera, Inc. (a)	62,056	2,447,880
Great-West Lifeco, Inc.	40,254	1,374,229
Keyera Corp. (a)	102,679	3,205,132
Manulife Financial Corp. (a)	62,241	1,841,499
Northland Power, Inc. (a)	108,580	1,875,104
Pembina Pipeline Corp.	68,345	2,820,411
Power Corp. of Canada (a)	51,521	1,626,919
Sun Life Financial, Inc. (a)	24,070	1,397,751
TELUS Corp.	138,252	2,322,024
Toronto-Dominion Bank	21,151	1,338,934
		42,605,243
CHINA — 1.7%
Ping An Insurance Group Co. of China Ltd. Class H	549,500	3,547,786
FINLAND — 2.1%
Elisa OYJ	43,448	2,309,101
Kone OYJ Class B	33,422	2,003,044
		4,312,145
FRANCE — 1.5%
Bouygues SA	55,448	1,860,195
Wendel SE	12,249	1,254,952
		3,115,147
GERMANY — 1.5%
Allianz SE	4,684	1,542,136
Deutsche Post AG	34,068	1,522,005
		3,064,141
HONG KONG — 7.1%
CK Infrastructure Holdings Ltd.	425,303	2,912,922
CLP Holdings Ltd.	252,500	2,238,123
Henderson Land Development Co. Ltd.	1,159,883	3,703,263
Power Assets Holdings Ltd.	446,053	2,859,793
Security Description	Shares	Value
Sino Land Co. Ltd.	2,763,264	$3,034,521
		14,748,622
ITALY — 3.0%
A2A SpA	998,569	2,311,376
Hera SpA	526,820	2,106,064
Terna - Rete Elettrica Nazionale (a)	203,546	1,837,331
		6,254,771
JAPAN — 12.7%
Electric Power Development Co. Ltd.	95,400	1,597,336
ENEOS Holdings, Inc.	384,093	2,090,976
EXEO Group, Inc.	137,900	1,499,605
Japan Metropolitan Fund Invest REIT	2,574	1,738,314
Lixil Corp. (a)	161,800	1,938,229
Mitsubishi Gas Chemical Co., Inc.	85,400	1,653,491
MS&AD Insurance Group Holdings, Inc.	86,962	2,024,493
Nomura Real Estate Holdings, Inc. (a)	50,300	1,347,171
Open House Group Co. Ltd. (a)	51,800	1,957,348
SBI Holdings, Inc. (a)	52,210	1,202,684
Sekisui House Ltd.	64,500	1,791,967
Sumitomo Mitsui Trust Holdings, Inc. (a)	56,008	1,327,762
Takeda Pharmaceutical Co. Ltd.	63,106	1,810,150
Takeuchi Manufacturing Co. Ltd. (a)	44,500	1,375,070
Toyo Tire Corp.	95,400	1,391,917
Yamato Kogyo Co. Ltd. (a)	30,200	1,511,056
		26,257,569
NORWAY — 0.9%
Orkla ASA	190,896	1,802,453
PORTUGAL — 0.8%
EDP SA	357,494	1,636,621
SAUDI ARABIA — 1.4%
Saudi Electricity Co.	292,877	1,300,669
Saudi Telecom Co.	143,017	1,666,003
		2,966,672
SOUTH KOREA — 3.1%
KT&G Corp.	44,852	3,735,094
LG Uplus Corp.	351,398	2,636,090
		6,371,184
SWEDEN — 0.6%
Husqvarna AB Class B (a)	193,126	1,352,716
SWITZERLAND — 6.2%
Adecco Group AG	58,505	1,996,057
Baloise Holding AG	9,825	2,009,143
Helvetia Holding AG	9,744	1,686,473
Julius Baer Group Ltd.	27,861	1,681,139
Swiss Life Holding AG	2,049	1,714,888

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Swisscom AG	2,951	$1,932,817
Zurich Insurance Group AG	2,938	1,775,582
		12,796,099
TAIWAN — 1.5%
Vanguard International Semiconductor Corp.	948,000	3,100,438
UNITED KINGDOM — 3.6%
IG Group Holdings PLC	164,585	2,032,151
Legal & General Group PLC	670,736	2,036,001
Schroders PLC	254,644	1,192,750
Unilever PLC	33,881	2,199,144
		7,460,046
UNITED STATES — 26.5%
Altria Group, Inc.	96,578	4,929,341
Amcor PLC	220,799	2,501,653
Avista Corp.	60,957	2,362,084
BXP, Inc. REIT	32,242	2,594,191
Columbia Banking System, Inc.	57,342	1,497,200
First Interstate BancSystem, Inc. Class A	55,926	1,715,810
Getty Realty Corp. REIT	88,217	2,806,183
Highwoods Properties, Inc. REIT	151,986	5,093,051
Holcim AG	20,636	2,019,688
Janus Henderson Group PLC	47,616	1,812,741
KeyCorp	108,424	1,816,102
LTC Properties, Inc. REIT	89,295	3,276,233
LyondellBasell Industries NV Class A	22,606	2,167,915
Northwest Bancshares, Inc.	137,999	1,846,427
ONEOK, Inc.	31,600	2,879,708
Pfizer, Inc.	83,065	2,403,901
Philip Morris International, Inc.	24,122	2,928,411
Provident Financial Services, Inc.	81,152	1,506,181
Roche Holding AG	5,436	1,743,799
Security Description	Shares	Value
Sanofi SA	15,422	$1,771,087
Verizon Communications, Inc.	71,783	3,223,774
Western Union Co.	176,948	2,110,990
		55,006,470
TOTAL COMMON STOCKS (Cost $187,044,704)		204,262,603

SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	462,556	462,556
State Street Navigator Securities Lending Portfolio II (d) (e)	11,992,820	11,992,820
TOTAL SHORT-TERM INVESTMENTS (Cost $12,455,376)		12,455,376
TOTAL INVESTMENTS — 104.5% (Cost $199,500,080)		216,717,979
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(9,258,981)
NET ASSETS — 100.0%		$207,458,998
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	12/20/2024	$284,531	$290,712	$6,181
MSCI EAFE Index (long)	7	12/20/2024	850,302	870,730	20,428
S&P/TSX 60 Index (long)	2	12/19/2024	421,058	427,669	6,611
					$33,220

During the year ended September 30, 2024, the average notional value related to futures contracts was $1,709,601.
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$204,262,603	$—	$—	$204,262,603
Short-Term Investments	12,455,376	—	—	12,455,376
TOTAL INVESTMENTS	$216,717,979	$—	$—	$216,717,979
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$33,220	$—	$—	$33,220
TOTAL OTHER FINANCIAL INSTRUMENTS:	$33,220	$—	$—	$33,220
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	25.2%
Utilities	17.6
Real Estate	11.4
Communication Services	8.0
Consumer Staples	7.5
Materials	7.3
Industrials	6.5
Energy	6.2
Health Care	3.7
Consumer Discretionary	3.6
Information Technology	1.5
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	789,646	$789,804	$14,271,863	$15,102,789	$63	$41,059	—	$—	$15,838
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,472,242	2,009,686	—	—	462,556	462,556	1,526
State Street Navigator Securities Lending Portfolio II	20,930,864	20,930,864	105,098,091	114,036,135	—	—	11,992,820	11,992,820	67,422
Total		$21,720,668	$121,842,196	$131,148,610	$63	$41,059		$12,455,376	$84,786
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.2%
Corp. America Airports SA (a) (b)	60,233	$1,051,668
AUSTRALIA — 8.9%
Atlas Arteria Ltd. Stapled Security	2,200,085	7,463,653
Dalrymple Bay Infrastructure Ltd.	525,221	1,176,922
Qube Holdings Ltd.	3,670,819	10,059,194
Transurban Group Stapled Security	2,433,896	22,170,214
		40,869,983
BRAZIL — 0.7%
Centrais Eletricas Brasileiras SA ADR (b)	142,218	1,028,236
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	71,415	1,181,204
Cia Energetica de Minas Gerais ADR	297,104	612,035
Ultrapar Participacoes SA ADR	157,000	609,160
		3,430,635
CAMEROON — 0.2%
Golar LNG Ltd.	22,500	827,100
CANADA — 8.2%
Enbridge, Inc. (b)	471,448	19,172,696
Keyera Corp.	49,577	1,547,550
Pembina Pipeline Corp.	125,630	5,184,405
TC Energy Corp.	224,671	10,691,808
Westshore Terminals Investment Corp.	66,750	1,198,185
		37,794,644
CHINA — 4.6%
Anhui Expressway Co. Ltd. Class H	830,000	1,008,716
Beijing Capital International Airport Co. Ltd. Class H (a)	3,904,000	1,457,560
CGN Power Co. Ltd. Class H (c)	1,741,000	672,417
China Gas Holdings Ltd.	415,400	386,655
China Longyuan Power Group Corp. Ltd. Class H	517,000	469,244
China Merchants Port Holdings Co. Ltd.	2,441,354	3,891,080
China Resources Gas Group Ltd.	140,700	567,872
China Resources Power Holdings Co. Ltd.	278,000	755,172
COSCO SHIPPING Ports Ltd.	2,593,529	1,582,662
Huaneng Power International, Inc. Class H	638,000	391,794
Jiangsu Expressway Co. Ltd. Class H	2,538,000	2,571,491
Kunlun Energy Co. Ltd.	568,000	586,464
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H	1,274,000	$1,141,557
Shenzhen International Holdings Ltd.	2,802,930	2,493,498
Yuexiu Transport Infrastructure Ltd.	1,738,000	848,023
Zhejiang Expressway Co. Ltd. Class H	3,369,840	2,360,081
		21,184,286
DENMARK — 0.3%
Svitzer Group AS (a)	29,492	1,236,284
FRANCE — 5.8%
Aeroports de Paris SA	80,173	10,316,709
Engie SA	273,428	4,734,548
Getlink SE	651,233	11,643,476
		26,694,733
GERMANY — 1.9%
E.ON SE	350,107	5,218,293
Fraport AG Frankfurt Airport Services Worldwide (a)	65,309	3,648,050
		8,866,343
HONG KONG — 0.3%
Hutchison Port Holdings Trust Stapled Security	10,314,500	1,557,490
ITALY — 2.6%
Enav SpA (c)	528,921	2,351,765
Enel SpA	1,204,907	9,648,486
		12,000,251
JAPAN — 1.7%
Iwatani Corp.	45,700	659,429
Japan Airport Terminal Co. Ltd.	193,500	6,970,816
		7,630,245
MEXICO — 6.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	71,606	4,856,319
Grupo Aeroportuario del Pacifico SAB de CV ADR	84,733	14,745,237
Grupo Aeroportuario del Sureste SAB de CV ADR	36,228	10,243,829
		29,845,385
NEW ZEALAND — 3.2%
Auckland International Airport Ltd.	3,090,202	14,687,076
NORWAY — 0.1%
Frontline PLC	30,852	699,780
SINGAPORE — 1.3%
SATS Ltd.	1,863,421	5,247,231
SIA Engineering Co. Ltd.	513,700	969,699
		6,216,930
SPAIN — 7.9%
Aena SME SA (c)	102,414	22,585,516

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Iberdrola SA	903,129	$14,000,250
		36,585,766
SWITZERLAND — 2.1%
Flughafen Zurich AG	39,542	9,534,518
UNITED KINGDOM — 2.3%
National Grid PLC	761,902	10,526,360
UNITED STATES — 40.8%
American Electric Power Co., Inc.	82,952	8,510,875
Antero Midstream Corp.	72,907	1,097,250
Cheniere Energy, Inc.	48,964	8,805,686
Consolidated Edison, Inc.	53,909	5,613,544
Constellation Energy Corp.	48,786	12,685,336
Dominion Energy, Inc.	130,787	7,558,181
DT Midstream, Inc.	21,033	1,654,456
Duke Energy Corp.	120,400	13,882,120
Edison International	60,221	5,244,647
Exelon Corp.	155,899	6,321,704
Kinder Morgan, Inc.	418,139	9,236,691
NextEra Energy, Inc.	273,558	23,123,858
ONEOK, Inc.	126,455	11,523,844
PG&E Corp.	333,329	6,589,914
Public Service Enterprise Group, Inc.	77,722	6,933,580
Sempra	98,753	8,258,713
Southern Co.	170,522	15,377,674
Targa Resources Corp.	47,469	7,025,887
Vistra Corp.	53,600	6,353,744
WEC Energy Group, Inc.	49,286	4,740,327
Williams Cos., Inc.	263,945	12,049,089
Xcel Energy, Inc.	86,930	5,676,529
		188,263,649
TOTAL COMMON STOCKS (Cost $403,469,349)		459,503,126

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	1,009,731	$1,009,731
State Street Navigator Securities Lending Portfolio II (f) (g)	2,528,660	2,528,660
TOTAL SHORT-TERM INVESTMENTS (Cost $3,538,391)		3,538,391
TOTAL INVESTMENTS — 100.4% (Cost $407,007,740)		463,041,517
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,990,499)
NET ASSETS — 100.0%		$461,051,018
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$459,503,126	$—	$—	$459,503,126
Short-Term Investments	3,538,391	—	—	3,538,391
TOTAL INVESTMENTS	$463,041,517	$—	$—	$463,041,517
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Sector Breakdown as of September 30, 2024

% of Net Assets
Utilities	40.7%
Industrials	39.2
Energy	19.7
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,672	$1,368,945	$24,424,076	$25,792,833	$(188)	$—	—	$—	$31,370
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,467,004	457,273	—	—	1,009,731	1,009,731	2,435
State Street Navigator Securities Lending Portfolio II	7,690,543	7,690,543	133,056,316	138,218,199	—	—	2,528,660	2,528,660	41,661
Total		$9,059,488	$158,947,396	$164,468,305	$(188)	$—		$3,538,391	$75,466
See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.8%
APA Group Stapled Security	931,598	$5,015,259
Coles Group Ltd.	330,373	4,139,286
Medibank Pvt Ltd.	1,664,928	4,215,911
Steadfast Group Ltd.	613,947	2,414,999
Telstra Group Ltd.	1,906,770	5,132,550
Vicinity Ltd. REIT	3,253,051	4,987,539
		25,905,544
CANADA — 14.6%
Atco Ltd. Class I (a)	77,704	2,755,114
Canadian Utilities Ltd. Class A	171,180	4,550,186
Emera, Inc.	182,023	7,180,137
Enbridge, Inc.	203,992	8,295,881
Fortis, Inc.	109,434	4,977,771
Gibson Energy, Inc. (a)	203,208	3,340,797
Hydro One Ltd. (b)	101,518	3,522,828
Keyera Corp. (a)	188,860	5,895,278
Parkland Corp. (a)	131,700	3,398,395
Pembina Pipeline Corp.	140,612	5,802,672
Quebecor, Inc. Class B (a)	209,592	5,478,140
Rogers Communications, Inc. Class B	106,125	4,271,866
Sun Life Financial, Inc.	93,960	5,456,280
		64,925,345
FINLAND — 0.5%
Huhtamaki OYJ (a)	53,627	2,087,583
FRANCE — 5.2%
Bouygues SA	179,455	6,020,441
Danone SA	58,209	4,244,759
Eiffage SA	47,661	4,608,561
Orange SA	705,702	8,100,454
		22,974,215
GERMANY — 3.7%
Allianz SE	18,830	6,199,492
Deutsche Telekom AG	125,286	3,689,994
Freenet AG	115,551	3,445,831
RWE AG	88,087	3,212,755
		16,548,072
HONG KONG — 2.1%
HKT Trust & HKT Ltd. Stapled Security	2,619,000	3,354,883
Power Assets Holdings Ltd.	900,000	5,770,196
		9,125,079
ITALY — 4.4%
Italgas SpA	1,127,076	6,830,253
Snam SpA	1,439,929	7,345,748
Terna - Rete Elettrica Nazionale	581,225	5,246,494
		19,422,495
JAPAN — 22.5%
Advance Residence Investment Corp. REIT	1,081	2,543,040
Security Description	Shares	Value
Aeon Mall Co. Ltd.	210,200	$3,072,764
Asahi Kasei Corp.	532,800	4,030,268
Bridgestone Corp.	84,200	3,237,556
Brother Industries Ltd. (a)	148,400	2,884,172
Canon, Inc.	119,400	3,925,742
Daiwa House REIT Investment Corp.	2,124	3,496,938
Hulic Co. Ltd.	401,000	4,077,562
Japan Real Estate Investment Corp. REIT (a)	1,451	5,792,233
KDDI Corp.	113,000	3,629,209
KDX Realty Investment Corp. REIT	5,106	5,397,282
Kirin Holdings Co. Ltd.	257,000	3,927,587
Kyocera Corp.	220,600	2,560,095
MEIJI Holdings Co. Ltd.	115,800	2,906,334
Nippon Prologis REIT, Inc.	2,548	4,385,610
Nippon Telegraph & Telephone Corp.	3,332,400	3,419,997
Nomura Real Estate Holdings, Inc.	130,200	3,487,110
Nomura Real Estate Master Fund, Inc. REIT	5,182	5,176,928
Obayashi Corp. (a)	305,200	3,868,342
Orix JREIT, Inc.	2,748	2,950,873
Sekisui Chemical Co. Ltd.	231,700	3,614,643
Sekisui House Ltd.	142,500	3,958,998
Seven Bank Ltd. (a)	1,989,500	3,982,060
Sundrug Co. Ltd.	105,000	3,108,012
Takeda Pharmaceutical Co. Ltd. (a)	167,700	4,810,354
United Urban Investment Corp. REIT	2,474	2,388,558
USS Co. Ltd.	322,500	3,058,384
		99,690,651
MALAYSIA — 0.6%
MISC Bhd.	1,494,200	2,826,424
NETHERLANDS — 1.0%
Koninklijke KPN NV (a)	1,034,392	4,235,616
NEW ZEALAND — 0.4%
Spark New Zealand Ltd.	1,006,751	1,940,853
NORWAY — 0.9%
Orkla ASA	421,340	3,978,321
PORTUGAL — 1.5%
EDP SA	1,411,098	6,460,061
RUSSIA — 0.0%
Inter RAO UES PJSC (c)	71,668,770	—
SINGAPORE — 2.5%
CapitaLand Ascendas REIT	2,984,200	6,657,420
Singapore Exchange Ltd.	501,000	4,462,886
		11,120,306
SOUTH KOREA — 2.3%
KT&G Corp.	73,372	6,110,125

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
LG Corp.	66,553	$4,025,650
		10,135,775
SPAIN — 3.3%
Iberdrola SA	339,258	5,259,156
Mapfre SA (a)	987,229	2,635,499
Redeia Corp. SA	351,720	6,857,625
		14,752,280
SWEDEN — 0.7%
Essity AB Class B	101,090	3,160,371
SWITZERLAND — 6.8%
Galenica AG (b)	27,636	2,439,097
Helvetia Holding AG	27,300	4,725,031
Novartis AG	32,028	3,688,602
PSP Swiss Property AG	25,617	3,762,606
Swiss Prime Site AG	40,960	4,605,603
Swisscom AG	7,328	4,799,621
Zurich Insurance Group AG	10,296	6,222,394
		30,242,954
TAIWAN — 6.0%
Cheng Shin Rubber Industry Co. Ltd.	2,881,000	4,715,712
Chunghwa Telecom Co. Ltd.	1,045,000	4,144,139
Far Eastern New Century Corp.	2,339,000	2,838,153
President Chain Store Corp.	388,000	3,616,830
Shanghai Commercial & Savings Bank Ltd.	2,576,000	3,142,009
Taiwan Mobile Co. Ltd.	1,088,000	3,953,676
Uni-President Enterprises Corp.	1,458,000	4,017,430
		26,427,949
THAILAND — 1.2%
Advanced Info Service PCL NVDR	662,700	5,354,735
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi National Oil Co. for Distribution PJSC	3,278,061	3,221,835
UNITED KINGDOM — 8.9%
IG Group Holdings PLC	290,645	3,588,629
M&G PLC	3,124,735	8,692,882
National Grid PLC	535,010	7,391,643
Reckitt Benckiser Group PLC	79,498	4,880,665
Severn Trent PLC	152,812	5,415,420
Unilever PLC	59,185	3,841,573
United Utilities Group PLC	389,976	5,468,948
		39,279,760
UNITED STATES — 3.5%
BP PLC	832,633	4,374,708
Security Description	Shares	Value
Nestle SA	31,121	$3,134,420
Sanofi SA	41,526	4,768,911
Shell PLC	105,906	3,444,881
		15,722,920
TOTAL COMMON STOCKS (Cost $416,465,803)		439,539,144

SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	234,621	234,621
State Street Navigator Securities Lending Portfolio II (f) (g)	17,668,100	17,668,100
TOTAL SHORT-TERM INVESTMENTS (Cost $17,902,721)		17,902,721
TOTAL INVESTMENTS — 103.1% (Cost $434,368,524)		457,441,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(13,725,452)
NET ASSETS — 100.0%		$443,716,413
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$439,539,144	$—	$0(a)	$439,539,144
Short-Term Investments	17,902,721	—	—	17,902,721
TOTAL INVESTMENTS	$457,441,865	$—	$0	$457,441,865
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Utilities	21.0%
Communication Services	14.6
Real Estate	14.2
Financials	12.6
Consumer Staples	11.5
Energy	7.8
Industrials	5.5
Consumer Discretionary	4.9
Health Care	3.5
Information Technology	2.1
Materials	1.4
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	258,757	$258,809	$24,108,477	$24,367,500	$214	$—	—	$—	$15,356
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,933,379	4,698,758	—	—	234,621	234,621	950
State Street Navigator Securities Lending Portfolio II	31,486,306	31,486,306	253,048,944	266,867,150	—	—	17,668,100	17,668,100	118,610
Total		$31,745,115	$282,090,800	$295,933,408	$214	$—		$17,902,721	$134,916
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,865,737,538	$137,318,105	$1,675,967,716	$291,025,129
Investments in affiliated issuers, at value	3,123,139	3,303,818	68,968,904	6,017,161
Total Investments	3,868,860,677	140,621,923	1,744,936,620	297,042,290
Foreign currency, at value	2,593,598	158,345	5,975,369	653,871
Net cash at broker	—	11,644	—	—
Cash	—	—	7,234	—
Receivable from broker — accumulated variation margin on futures contracts	—	18,688	328,224	—
Receivable for investments sold	—	77	38,112	45
Dividends receivable — unaffiliated issuers	2,084,185	136,848	4,109,849	705,703
Dividends receivable — affiliated issuers	3,545	3,117	996	691
Securities lending income receivable — unaffiliated issuers	80	499	6,523	1,059
Securities lending income receivable — affiliated issuers	4,762	591	15,709	1,488
Receivable from Affiliate	—	—	—	—
Receivable for foreign taxes recoverable	6,531,464	151,832	2,790,822	462,478
Other receivable	21,910	1,382	618	1,383
TOTAL ASSETS	3,880,100,221	141,104,946	1,758,210,076	298,869,008
LIABILITIES
Deposit from Broker	—	—	113,271	—
Due to custodian	—	4,422	—	—
Payable upon return of securities loaned	2,349,941	2,440,281	68,426,253	5,913,786
Payable for investments purchased	—	—	1,015	—
Deferred foreign taxes payable	—	171,918	5,281,910	—
Advisory fee payable	878,878	13,004	400,679	47,084
Trustees’ fees and expenses payable	—	282	813	95
Accrued expenses and other liabilities	1,636,131	—	—	—
TOTAL LIABILITIES	4,864,950	2,629,907	74,223,941	5,960,965
NET ASSETS	$3,875,235,271	$138,475,039	$1,683,986,135	$292,908,043
NET ASSETS CONSIST OF:
Paid-in capital	$4,221,582,061	$128,389,765	$1,625,928,023	$268,618,007
Total distributable earnings (loss)**	(346,346,790)	10,085,274	58,058,112	24,290,036
NET ASSETS	$3,875,235,271	$138,475,039	$1,683,986,135	$292,908,043
NET ASSET VALUE PER SHARE
Net asset value per share	$53.23	$37.43	$30.56	$43.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	72,800,967	3,700,000	55,099,982	6,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,483,833,510	$111,936,481	$1,402,398,587	$253,025,098
Investments in affiliated issuers	3,123,139	3,301,839	68,968,904	6,017,161
Total cost of investments	$3,486,956,649	$115,238,320	$1,471,367,491	$259,042,259
Foreign currency, at cost	$2,592,255	$161,394	$5,883,352	$645,985
* Includes investments in securities on loan, at value	$2,222,511	$4,245,298	$105,515,557	$11,411,120
** Includes deferred foreign taxes	$—	$171,918	$5,281,911	$—
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR S&P Emerging Markets ex-China ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF

$975,321,846	$86,256,629	$49,550,225	$3,410,470	$140,999,504	$346,321,870	$497,839,953
20,197,799	962,081	1,203,970	1,636,305	3,721,852	5,823,502	7,360,239
995,519,645	87,218,710	50,754,195	5,046,775	144,721,356	352,145,372	505,200,192
2,497,418	313,846	98,661	9,829	109,096	821,026	4,808,251
—	—	—	99,727	—	—	—
—	—	20,066	—	99	27,665	215
—	—	—	16,771	—	—	103,035
72	—	—	1,207	—	—	396
2,951,318	111,199	70,949	4,812	187,790	352,224	1,027,496
1,464	202	448	5,780	925	1,321	1,032
1,737	537	130	—	129	3,351	41,251
4,487	149	340	—	760	2,054	8,254
—	—	—	—	—	—	16,679
3,270,245	3,490	538	101	84,113	—	13,499
—	1,382	—	—	—	—	—
1,004,246,386	87,649,515	50,945,327	5,185,002	145,104,268	353,353,013	511,220,300

—	—	—	—	—	—	72,610
—	73	—	—	—	—	—
20,178,837	928,511	968,632	—	3,398,759	5,253,468	7,133,380
—	596	78	47	—	—	3,925,551
—	1,040,819	623,497	—	—	6,619,500	448,427
238,415	19,677	11,533	568	34,341	126,435	191,185
511	49	35	—	20	168	51
—	—	—	—	—	—	—
20,417,763	1,989,725	1,603,775	615	3,433,120	11,999,571	11,771,204
$983,828,623	$85,659,790	$49,341,552	$5,184,387	$141,671,148	$341,353,442	$499,449,096

$953,675,398	$86,780,068	$52,191,796	$5,006,000	$111,630,330	$340,515,952	$688,918,423
30,153,225	(1,120,278)	(2,850,244)	178,387	30,040,818	837,490	(189,469,327)
$983,828,623	$85,659,790	$49,341,552	$5,184,387	$141,671,148	$341,353,442	$499,449,096

$80.64	$35.69	$63.67	$25.92	$128.79	$124.13	$37.69
12,200,000	2,400,000	775,000	200,000	1,100,000	2,750,000	13,250,000

$856,802,368	$74,244,674	$39,581,221	$3,268,496	$107,858,346	$274,889,695	$454,258,888
20,197,799	962,081	1,203,970	1,636,305	3,713,110	5,823,502	7,360,239
$877,000,167	$75,206,755	$40,785,191	$4,904,801	$111,571,456	$280,713,197	$461,619,127
$2,477,590	$309,486	$120,936	$9,773	$108,041	$809,797	$4,780,728
$37,204,982	$1,993,521	$1,507,073	$—	$5,264,394	$9,491,735	$17,843,393
$—	$1,040,819	$623,596	$—	$—	$6,619,500	$448,427

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2024

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$783,150,203	$204,262,603	$459,503,126	$439,539,144
Investments in affiliated issuers, at value	17,008,069	12,455,376	3,538,391	17,902,721
Total Investments	800,158,272	216,717,979	463,041,517	457,441,865
Foreign currency, at value	4,181,072	803,492	374,018	694,821
Net cash at broker	—	29,209	—	—
Cash	123	8	—	—
Receivable from broker — accumulated variation margin on futures contracts	417,120	33,247	—	—
Receivable for investments sold	402,050	2,695,227	21,399,757	—
Dividends receivable — unaffiliated issuers	920,602	927,142	1,106,916	1,953,723
Dividends receivable — affiliated issuers	14,652	2,455	3,195	1,385
Securities lending income receivable — unaffiliated issuers	207,223	6,213	780	3,726
Securities lending income receivable — affiliated issuers	65,774	5,355	2,466	8,932
Receivable for foreign taxes recoverable	85,298	521,198	159,436	1,667,591
TOTAL ASSETS	806,452,186	221,741,525	486,088,085	461,772,043
LIABILITIES
Deposit from Broker	268,260	—	—	—
Payable upon return of securities loaned	15,145,971	11,992,820	2,528,660	17,668,100
Payable for investments purchased	—	2,222,405	22,360,524	222,484
Deferred foreign taxes payable	7,247,168	—	—	—
Advisory fee payable	390,984	67,151	147,667	164,666
Trustees’ fees and expenses payable	604	151	216	380
TOTAL LIABILITIES	23,052,987	14,282,527	25,037,067	18,055,630
NET ASSETS	$783,399,199	$207,458,998	$461,051,018	$443,716,413
NET ASSETS CONSIST OF:
Paid-in capital	$730,490,699	$294,594,654	$467,747,335	$908,920,245
Total distributable earnings (loss)**	52,908,500	(87,135,656)	(6,696,317)	(465,203,832)
NET ASSETS	$783,399,199	$207,458,998	$461,051,018	$443,716,413
NET ASSET VALUE PER SHARE
Net asset value per share	$63.18	$66.92	$61.89	$38.58
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,400,000	3,100,000	7,450,000	11,501,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$663,883,169	$187,044,704	$403,469,349	$416,465,803
Investments in affiliated issuers	17,008,069	12,455,376	3,538,391	17,902,721
Total cost of investments	$680,891,238	$199,500,080	$407,007,740	$434,368,524
Foreign currency, at cost	$4,506,826	$799,495	$370,510	$693,913
* Includes investments in securities on loan, at value	$63,970,275	$34,323,368	$7,493,017	$33,962,237
** Includes deferred foreign taxes	$7,247,904	$—	$—	$—
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$2,084	$14,354	$—
Dividend income — unaffiliated issuers	113,464,216	2,729,515	50,643,601	8,193,121
Dividend income — affiliated issuers	51,388	52,985	54,162	14,583
Unaffiliated securities lending income	23,753	4,468	98,765	10,719
Affiliated securities lending income	286,878	20,373	301,591	33,826
Foreign taxes withheld	(10,195,954)	(151,238)	(4,446,208)	(786,560)
TOTAL INVESTMENT INCOME (LOSS)	103,630,281	2,658,187	46,666,265	7,465,689
EXPENSES
Advisory fee	9,128,557	201,009	4,666,822	517,525
Trustees’ fees and expenses	28,170	2,194	15,282	2,419
Miscellaneous expenses	—	11,199	16,523	9,481
TOTAL EXPENSES	9,156,727	214,402	4,698,627	529,425
NET INVESTMENT INCOME (LOSS)	$94,473,554	$2,443,785	$41,967,638	$6,936,264
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(25,048,450)	(3,159,968)	(31,507,780)	(4,081,049)
Investments — affiliated issuers	262	(235)	—	218
In-kind redemptions — unaffiliated issuers	153,254,549	30,254,745	17,563,199	2,803,342
In-kind redemptions — affiliated issuers	—	(894)	—	—
Foreign currency transactions	218,563	(10,613)	(450,919)	36,525
Futures contracts	—	225,115	985,164	—
Net realized gain (loss)	128,424,924	27,308,150	(13,410,336)	(1,240,964)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	473,614,294	23,554,091	325,713,692	54,221,507
Investments — affiliated issuers	—	7,506	—	—
Foreign currency translations	269,204	4,397	414,219	40,703
Futures contracts	—	113,200	655,116	—
Net change in unrealized appreciation/depreciation	473,883,498	23,679,194	326,783,027	54,262,210
NET REALIZED AND UNREALIZED GAIN (LOSS)	602,308,422	50,987,344	313,372,691	53,021,246
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$696,781,976	$53,431,129	$355,340,329	$59,957,510
* Includes foreign capital gain taxes	$—	$(60,730)	$2,174	$—
** Includes foreign deferred taxes	$—	$(171,918)	$(5,281,911)	$—
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR S&P Emerging Markets ex-China ETF (a)	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF

$—	$—	$—	$—	$—	$—	$3,258
31,931,807	2,296,842	2,619,582	8,921	2,635,224	8,302,577	23,423,268
18,680	3,265	6,188	5,780	13,156	27,423	54,559
21,854	5,633	3,030	—	2,206	61,355	171,957
107,200	2,324	3,188	—	11,795	61,529	29,199
(2,257,903)	(273,080)	(325,839)	(1,141)	(123,286)	(1,145,200)	(2,313,452)
29,821,638	2,034,984	2,306,149	13,560	2,539,095	7,307,684	21,368,789

2,825,218	236,882	138,889	564	342,428	1,611,234	1,883,674
9,856	752	459	4	1,031	3,326	3,253
10,222	4,705	5,801	—	9,328	353	3,825
2,845,296	242,339	145,149	568	352,787	1,614,913	1,890,752
$26,976,342	$1,792,645	$2,161,000	$12,992	$2,186,308	$5,692,771	$19,478,037

(14,462,010)	(2,637,907)	(1,285,473)	(536)	(1,612,943)	5,706,339	33,162,999
666	(102)	(102)	—	(391)	349	239
17,542,355	141,408	254,605	—	7,150,265	3,580,757	986,701
—	—	—	—	246	—	—
(46,580)	(29,834)	(832,828)	(9,755)	7,470	(18,647)	(1,044,715)
—	—	—	16,831	—	—	(135,625)
3,034,431	(2,526,435)	(1,863,798)	6,540	5,544,647	9,268,798	32,969,599

166,059,528	19,143,649	9,566,711	141,974	21,407,096	69,887,986	52,893,895
—	—	—	—	9,903	—	—
297,137	10,586	1,563	132	8,283	13,700	36,071
—	—	—	16,749	—	—	156,342
166,356,665	19,154,235	9,568,274	158,855	21,425,282	69,901,686	53,086,308
169,391,096	16,627,800	7,704,476	165,395	26,969,929	79,170,484	86,055,907
$196,367,438	$18,420,445	$9,865,476	$178,387	$29,156,237	$84,863,255	$105,533,944
$—	$(58,350)	$(82,581)	$—	$—	$(1,444,926)	$(4,719,728)
$—	$(1,040,819)	$(623,596)	$—	$—	$(6,619,500)	$(448,427)

(a)	For the period September 5, 2024 (commencement of operations) through September 30, 2024.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2024

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$6,341	$3,308	$—	$—
Dividend income — unaffiliated issuers	19,876,163	10,749,267	16,098,586	21,070,260
Dividend income — affiliated issuers	137,440	17,364	33,805	16,306
Dividend income — non-cash transactions	—	—	868,148	1,238,368
Unaffiliated securities lending income	2,599,953	42,784	24,716	124,149
Affiliated securities lending income	314,023	67,422	41,661	118,610
Foreign taxes withheld	(2,551,666)	(922,085)	(941,283)	(2,138,708)
TOTAL INVESTMENT INCOME (LOSS)	20,382,254	9,958,060	16,125,633	20,428,985
EXPENSES
Advisory fee	5,085,579	813,140	1,638,133	2,065,444
Trustees’ fees and expenses	8,395	2,109	4,096	4,954
Interest expense	24,423	—	—	—
Miscellaneous expenses	8,980	9,444	6,183	8,585
TOTAL EXPENSES	5,127,377	824,693	1,648,412	2,078,983
NET INVESTMENT INCOME (LOSS)	$15,254,877	$9,133,367	$14,477,221	$18,350,002
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	48,278,379	(10,806,726)	(1,285,277)	12,264,299
Investments — affiliated issuers	1,880	63	(188)	214
In-kind redemptions — unaffiliated issuers	3,572,985	2,825,426	6,449,470	5,323,105
Foreign currency transactions	(537,249)	1,594	(28,841)	(375,804)
Futures contracts	229,390	232,012	—	—
Net realized gain (loss)	51,545,385	(7,747,631)	5,135,164	17,211,814
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	77,730,925	48,739,396	90,386,712	53,750,642
Investments — affiliated issuers	—	41,059	—	—
Foreign currency translations	(295,950)	68,514	24,358	128,912
Futures contracts	672,767	117,387	—	—
Net change in unrealized appreciation/depreciation	78,107,742	48,966,356	90,411,070	53,879,554
NET REALIZED AND UNREALIZED GAIN (LOSS)	129,653,127	41,218,725	95,546,234	71,091,368
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$144,908,004	$50,352,092	$110,023,455	$89,441,370
* Includes foreign capital gain taxes	$(7,936,668)	$—	$—	$—
** Includes foreign deferred taxes	$(7,247,904)	$—	$—	$—
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF		SPDR MSCI ACWI Climate Paris Aligned ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$94,473,554	$78,843,211	$2,443,785	$4,338,042
Net realized gain (loss)	128,424,924	70,372,763	27,308,150	(1,231,231)
Net change in unrealized appreciation/depreciation	473,883,498	418,124,590	23,679,194	35,925,518
Net increase (decrease) in net assets resulting from operations	696,781,976	567,340,564	53,431,129	39,032,329
Net equalization credits and charges	6,184,401	524,853	(328,173)	(46,992)
Distributions to shareholders	(99,902,821)	(78,231,979)	(2,797,054)	(4,221,883)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,470,411,138	782,429,288	14,286,162	—
Cost of shares redeemed	(551,473,859)	(191,729,569)	(158,886,876)	(8,378,855)
Net income equalization	(6,184,401)	(524,853)	328,173	46,992
Other capital	—	—	1,664	1,519
Net increase (decrease) in net assets from beneficial interest transactions	912,752,878	590,174,866	(144,270,877)	(8,330,344)
Net increase (decrease) in net assets during the period	1,515,816,434	1,079,808,304	(93,964,975)	26,433,110
Net assets at beginning of period	2,359,418,837	1,279,610,533	232,440,014	206,006,904
NET ASSETS AT END OF PERIOD	$3,875,235,271	$2,359,418,837	$138,475,039	$232,440,014
SHARES OF BENEFICIAL INTEREST:
Shares sold	28,950,000	19,000,000	400,000	—
Shares redeemed	(12,050,000)	(4,250,000)	(4,900,000)	(300,000)
Net increase (decrease) from share transactions	16,900,000	14,750,000	(4,500,000)	(300,000)
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23(a)	Year Ended 9/30/24	Year Ended 9/30/23

$41,967,638	$43,637,709	$6,936,264	$6,446,487	$26,976,342	$28,930,831
(13,410,336)	20,305,693	(1,240,964)	7,573,061	3,034,431	(5,070,520)
326,783,027	218,117,707	54,262,210	37,034,728	166,356,665	143,922,016
355,340,329	282,061,109	59,957,510	51,054,276	196,367,438	167,782,327
—	—	62,149	(303,592)	—	—
(43,248,827)	(46,277,058)	(6,708,612)	(6,604,789)	(27,861,709)	(27,515,344)

—	106,601,319	24,238,860	21,946,223	7,269,959	258,244,434
(70,794,293)	(220,513,548)	(8,303,579)	(45,008,663)	(118,145,210)	(159,635,918)
—	—	(62,149)	303,592	—	—
21,795	85,872	422	1,162	—	10,318
(70,772,498)	(113,826,357)	15,873,554	(22,757,686)	(110,875,251)	98,618,834
241,319,004	121,957,694	69,184,601	21,388,209	57,630,478	238,885,817
1,442,667,131	1,320,709,437	223,723,442	202,335,233	926,198,145	687,312,328
$1,683,986,135	$1,442,667,131	$292,908,043	$223,723,442	$983,828,623	$926,198,145

—	4,400,000	600,000	600,000	100,000	3,850,000
(2,600,000)	(8,600,000)	(200,000)	(1,200,000)	(1,650,000)	(2,350,000)
(2,600,000)	(4,200,000)	400,000	(600,000)	(1,550,000)	1,500,000

(a)	On January 12, 2023 the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/24	Year Ended 9/30/23(b)	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,792,645	$2,058,873	$2,161,000	$1,833,807
Net realized gain (loss)	(2,526,435)	(3,042,312)	(1,863,798)	(1,607,370)
Net change in unrealized appreciation/depreciation	19,154,235	10,442,195	9,568,274	4,029,105
Net increase (decrease) in net assets resulting from operations	18,420,445	9,458,756	9,865,476	4,255,542
Net equalization credits and charges	(31,955)	(77,740)	—	—
Distributions to shareholders	(1,735,199)	(2,131,643)	(2,255,522)	(2,119,145)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	3,078,848	—	6,888,657
Cost of shares redeemed	(6,564,858)	(20,557,319)	(4,332,591)	(2,789,469)
Net income equalization	31,955	77,740	—	—
Other capital	12,645	40,408	7,289	10,921
Net increase (decrease) in net assets from beneficial interest transactions	(6,520,258)	(17,360,323)	(4,325,302)	4,110,109
Net increase (decrease) in net assets during the period	10,133,033	(10,110,950)	3,284,652	6,246,506
Net assets at beginning of period	75,526,757	85,637,707	46,056,900	39,810,394
NET ASSETS AT END OF PERIOD	$85,659,790	$75,526,757	$49,341,552	$46,056,900
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	—	125,000
Shares redeemed	(200,000)	(700,000)	(75,000)	(50,000)
Net increase (decrease) from share transactions	(200,000)	(600,000)	(75,000)	75,000

(b)	On January 12, 2023 the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.

SPDR S&P Emerging Markets ex-China ETF	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
For the Period 9/5/24*- 9/30/24	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23

$12,992	$2,186,308	$1,605,438	$5,692,771	$7,642,064
6,540	5,544,647	(975,224)	9,268,798	4,397,777
158,855	21,425,282	12,247,482	69,901,686	23,913,846
178,387	29,156,237	12,877,696	84,863,255	35,953,687
—	—	—	—	—
—	(1,931,529)	(1,465,993)	(8,183,581)	(9,186,047)

5,000,000	43,112,977	15,109,491	15,716,048	15,423,194
—	(14,697,788)	—	(89,495,195)	(38,730,337)
—	—	—	—	—
6,000	626	265	121,759	58,609
5,006,000	28,415,815	15,109,756	(73,657,388)	(23,248,534)
5,184,387	55,640,523	26,521,459	3,022,286	3,519,106
—	86,030,625	59,509,166	338,331,156	334,812,050
$5,184,387	$141,671,148	$86,030,625	$341,353,442	$338,331,156

200,000	375,000	150,000	150,000	150,000
—	(125,000)	—	(850,000)	(400,000)
200,000	250,000	150,000	(700,000)	(250,000)

*	Commencement of operations.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF		SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,478,037	$11,393,913	$15,254,877	$18,202,714
Net realized gain (loss)	32,969,599	9,301,051	51,545,385	(4,396,454)
Net change in unrealized appreciation/depreciation	53,086,308	47,341,148	78,107,742	110,052,004
Net increase (decrease) in net assets resulting from operations	105,533,944	68,036,112	144,908,004	123,858,264
Net equalization credits and charges	(788,904)	219,796	—	—
Distributions to shareholders	(15,903,065)	(11,333,930)	(18,047,894)	(18,030,510)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	183,902,053	23,541,657	22,209,268	149,953,084
Cost of shares redeemed	(25,713,253)	(9,330,355)	(158,762,211)	(15,315,700)
Net income equalization	788,904	(219,796)	—	—
Other capital	217,440	38,272	270,808	177,313
Net increase (decrease) in net assets from beneficial interest transactions	159,195,144	14,029,778	(136,282,135)	134,814,697
Contribution from affiliate (Note 4)	—	—	—	1,489
Net increase (decrease) in net assets during the period	248,037,119	70,951,756	(9,422,025)	240,643,940
Net assets at beginning of period	251,411,977	180,460,221	792,821,224	552,177,284
NET ASSETS AT END OF PERIOD	$499,449,096	$251,411,977	$783,399,199	$792,821,224
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,550,000	800,000	400,000	3,000,000
Shares redeemed	(750,000)	(400,000)	(2,800,000)	(300,000)
Net increase (decrease) from share transactions	4,800,000	400,000	(2,400,000)	2,700,000
See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF		SPDR S&P International Dividend ETF
Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23

$9,133,367	$11,690,323	$14,477,221	$17,360,781	$18,350,002	$21,744,967
(7,747,631)	(14,544,511)	5,135,164	20,221,751	17,211,814	(3,810,045)
48,966,356	20,383,310	90,411,070	2,260,608	53,879,554	69,938,156
50,352,092	17,529,122	110,023,455	39,843,140	89,441,370	87,873,078
—	—	—	—	—	—
(9,721,323)	(11,949,184)	(15,753,503)	(17,967,278)	(19,481,657)	(21,235,945)

—	13,244,751	11,255,310	67,977,073	—	69,132,651
(42,904,898)	(25,836,654)	(62,276,754)	(161,763,372)	(116,880,664)	(105,290,301)
—	—	—	—	—	—
3,562	4,079	—	5,813	42,239	45,486
(42,901,336)	(12,587,824)	(51,021,444)	(93,780,486)	(116,838,425)	(36,112,164)
—	—	—	—	—	—
(2,270,567)	(7,007,886)	43,248,508	(71,904,624)	(46,878,712)	30,524,969
209,729,565	216,737,451	417,802,510	489,707,134	490,595,125	460,070,156
$207,458,998	$209,729,565	$461,051,018	$417,802,510	$443,716,413	$490,595,125

—	225,000	200,000	1,300,000	—	2,150,000
(725,000)	(450,000)	(1,200,000)	(3,050,000)	(3,350,000)	(3,150,000)
(725,000)	(225,000)	(1,000,000)	(1,750,000)	(3,350,000)	(1,000,000)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$42.21	$31.10	$45.45	$36.40	$37.79
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.47	1.30	1.06	0.81
Net realized and unrealized gain (loss) (b)	10.82	10.99	(13.98)	8.77	(1.46)
Total from investment operations	12.30	12.46	(12.68)	9.83	(0.65)
Net equalization credits and charges (a)	0.10	0.01	(0.08)	0.12	(0.00)(c)
Other capital	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.38)	(1.36)	(1.59)	(0.90)	(0.74)
Net asset value, end of period	$53.23	$42.21	$31.10	$45.45	$36.40
Total return (d)	29.60%	40.03%	(28.73)%	27.32%	(1.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,875,235	$2,359,419	$1,279,611	$2,622,326	$1,747,270
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income (loss)	3.00%	3.43%	3.16%	2.39%	2.21%
Portfolio turnover rate (e)	6%	12%	8%	11%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$28.35	$24.24	$31.40	$25.09	$23.01
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.52	0.55	0.53	0.46
Net realized and unrealized gain (loss) (c)	9.19	4.11	(6.37)	6.25	2.13
Total from investment operations	9.65	4.63	(5.82)	6.78	2.58
Net equalization credits and charges (b)	(0.06)	(0.01)	0.14	0.02	(0.03)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.51)	(0.51)	(1.48)	(0.49)	(0.48)
Net asset value, end of period	$37.43	$28.35	$24.24	$31.40	$25.09
Total return (e)	34.11%	19.07%	(21.38)%	27.23%	11.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$138,475	$232,440	$206,007	$113,024	$70,239
Ratios to average net assets:
Total expenses	0.13%	0.13%	0.16%	0.24%	0.30%
Net expenses	0.13%	0.13%	0.16%	0.20%	0.20%
Net investment income (loss)	1.46%	1.86%	1.89%	1.75%	1.95%
Portfolio turnover rate (f)	13%	12%	32%	10%	10%
(a)	Effective on April 22, 2022, the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$25.00	$21.34	$29.15	$24.01	$24.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.72	0.77	0.71	0.54
Net realized and unrealized gain (loss) (b)	5.58	3.70	(7.71)	5.05	0.06
Total from investment operations	6.32	4.42	(6.94)	5.76	0.60
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.76)	(0.76)	(0.87)	(0.62)	(0.67)
Net asset value, end of period	$30.56	$25.00	$21.34	$29.15	$24.01
Total return (d)	25.62%	20.80%	(24.46)%	23.98%	2.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,683,986	$1,442,667	$1,320,709	$1,763,381	$1,270,389
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.32%	0.34%
Net investment income (loss)	2.70%	2.85%	2.90%	2.48%	2.26%
Portfolio turnover rate (e)	4%	4%	2%	5%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/24	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$35.51	$29.33	$41.42	$33.95	$33.67
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	0.97	1.00	1.08	0.76
Net realized and unrealized gain (loss) (c)	8.14	6.62	(11.96)	7.20	0.14
Total from investment operations	9.21	7.59	(10.96)	8.28	0.90
Net equalization credits and charges (b)	0.01	(0.05)	0.04	0.08	0.07
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.01)	(1.36)	(1.17)	(0.89)	(0.69)
Net asset value, end of period	$43.72	$35.51	$29.33	$41.42	$33.95
Total return (e)	26.20%	24.61%	(27.02)%	24.65%	2.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$292,908	$223,723	$202,335	$240,241	$122,221
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.24%	0.30%
Net investment income (loss)	2.68%	2.73%	2.69%	2.66%	2.30%
Portfolio turnover rate (f)	5%	4%	8%	6%	7%
(a)	Effective on January 12, 2023, the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$67.36	$56.11	$75.41	$61.74	$62.85
Income (loss) from investment operations:
Net investment income (loss) (a)	2.11	2.07	2.09	1.94	1.43
Net realized and unrealized gain (loss) (b)	13.34	11.07	(19.22)	13.19	(0.94)
Total from investment operations	15.45	13.14	(17.13)	15.13	0.49
Other capital	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.17)	(1.89)	(2.17)	(1.46)	(1.60)
Net asset value, end of period	$80.64	$67.36	$56.11	$75.41	$61.74
Total return (d)	23.22%	23.45%	(23.29)%	24.57%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$983,829	$926,198	$687,312	$810,662	$385,852
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.86%	3.08%	3.00%	2.65%	2.32%
Portfolio turnover rate (e)	16%	14%	14%	13%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$29.05	$26.76	$37.46	$32.76	$29.89
Income (loss) from investment operations:
Net investment income (loss) (b)	0.71	0.71	0.73	0.66	0.58
Net realized and unrealized gain (loss) (c)	6.62	2.82	(10.71)	4.53	2.98
Total from investment operations	7.33	3.53	(9.98)	5.19	3.56
Net equalization credits and charges (b)	(0.01)	(0.03)	(0.11)	0.04	0.16
Other capital	0.00(d)	0.01	0.03	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.68)	(1.22)	(0.64)	(0.55)	(0.87)
Net asset value, end of period	$35.69	$29.05	$26.76	$37.46	$32.76
Total return (e)	25.60%	11.20%	(27.26)%	16.00%	12.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,660	$75,527	$85,638	$172,318	$94,995
Ratios to average net assets:
Total expenses	0.31%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.27%	2.40%	2.12%	1.69%	1.88%
Portfolio turnover rate (f)	3%	9%	8%	11%	17%
(a)	Effective on January 12, 2023, the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$54.18	$51.37	$68.01	$56.44	$57.51
Income (loss) from investment operations:
Net investment income (loss) (a)	2.68	2.36	2.05	1.39	1.39
Net realized and unrealized gain (loss) (b)	9.56	3.25	(16.91)	11.58	(0.70)
Total from investment operations	12.24	5.61	(14.86)	12.97	0.69
Other capital	0.01	0.01	0.04	0.09	0.05
Distributions to shareholders from:
Net investment income	(2.76)	(2.81)	(1.82)	(1.49)	(1.81)
Net asset value, end of period	$63.67	$54.18	$51.37	$68.01	$56.44
Total return (c)	23.23%	11.03%	(22.33)%	23.25%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,342	$46,057	$39,810	$81,610	$148,165
Ratios to average net assets:
Total expenses	0.31%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.67%	4.29%	3.26%	2.10%	2.50%
Portfolio turnover rate (d)	20%	25%	23%	26%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR S&P Emerging Markets ex-China ETF
For the Period 9/5/24*- 9/30/24
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) (b)	0.83
Total from investment operations	0.89
Other capital	0.03
Net asset value, end of period	$25.92
Total return (c)	3.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,184
Ratios to average net assets:
Total expenses	0.15%(d)
Net investment income (loss)	3.45%(d)
Portfolio turnover rate (e)	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$101.21	$85.01	$103.50	$83.48	$80.58
Income (loss) from investment operations:
Net investment income (loss) (a)	2.22	2.09	2.04	1.83	1.67
Net realized and unrealized gain (loss) (b)	27.27	16.03	(18.49)	19.90	3.07
Total from investment operations	29.49	18.12	(16.45)	21.73	4.74
Other capital	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.91)	(1.92)	(2.04)	(1.71)	(1.84)
Net asset value, end of period	$128.79	$101.21	$85.01	$103.50	$83.48
Total return (d)	29.37%	21.40%	(16.24)%	26.15%	5.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$141,671	$86,031	$59,509	$51,752	$41,741
Ratios to average net assets:
Total expenses	0.31%	0.32%	0.30%	0.30%	0.30%
Net investment income (loss)	1.92%	2.12%	2.03%	1.88%	2.05%
Portfolio turnover rate (e)	18%	14%	13%	25%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$98.07	$90.49	$124.88	$110.29	$93.67
Income (loss) from investment operations:
Net investment income (loss) (a)	1.82	2.13	2.17	1.69	1.66
Net realized and unrealized gain (loss) (b)	26.76	8.03	(33.17)	14.53	16.72
Total from investment operations	28.58	10.16	(31.00)	16.22	18.38
Other capital	0.04	0.02	0.03	0.06	0.03
Distributions to shareholders from:
Net investment income	(2.56)	(2.60)	(3.42)	(1.69)	(1.79)
Net asset value, end of period	$124.13	$98.07	$90.49	$124.88	$110.29
Total return	29.77%	11.28%	(25.42)%	14.73%	19.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$341,353	$338,331	$334,812	$599,447	$540,439
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.73%	2.16%	1.92%	1.31%	1.67%
Portfolio turnover rate (c)	5%	9%	2%	17%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$29.75	$22.42	$29.82	$24.29	$29.99
Income (loss) from investment operations:
Net investment income (loss) (a)	1.70	1.45	1.12	1.05	0.96
Net realized and unrealized gain (loss) (b)	7.56	7.25	(7.18)	5.51	(5.68)
Total from investment operations	9.26	8.70	(6.06)	6.56	(4.72)
Net equalization credits and charges (a)	(0.07)	0.03	(0.03)	(0.01)	(0.01)
Other capital	0.02	0.00(c)	0.01	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.27)	(1.40)	(1.32)	(1.02)	(0.98)
Net asset value, end of period	$37.69	$29.75	$22.42	$29.82	$24.29
Total return (d)	31.24%	39.27%	(20.86)%	26.96%	(15.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$499,449	$251,412	$180,460	$295,201	$255,057
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	5.07%	5.47%	3.94%	3.63%	3.47%
Portfolio turnover rate (e)	98%	99%	71%	75%	78%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$53.57	$45.63	$59.20	$44.37	$43.50
Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	1.34	1.47	1.09	0.94
Net realized and unrealized gain (loss) (b)	9.76	7.90	(13.23)	14.99	1.11
Total from investment operations	10.86	9.24	(11.76)	16.08	2.05
Contribution from affiliate (Note 4)	—	0.00(c)	—	—	—
Other capital	0.02	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.27)	(1.31)	(1.82)	(1.26)	(1.19)
Net asset value, end of period	$63.18	$53.57	$45.63	$59.20	$44.37
Total return	20.61%	20.50%(d)	(20.33)%	36.48%	4.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$783,399	$792,821	$552,177	$651,163	$505,767
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	1.95%	2.62%	2.70%	1.97%	2.22%
Portfolio turnover rate (e)	26%	29%	23%	42%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	If an affiliate had not made a contribution during the year ended September 30, 2023, the total return would have remained 20.50%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$54.83	$53.52	$65.92	$53.12	$67.49
Income (loss) from investment operations:
Net investment income (loss) (a)	2.67	2.91	2.92	2.90	2.72
Net realized and unrealized gain (loss) (b)	12.33	1.35	(12.21)	13.07	(14.24)
Total from investment operations	15.00	4.26	(9.29)	15.97	(11.52)
Other capital	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(2.91)	(2.95)	(3.11)	(3.18)	(2.85)
Net asset value, end of period	$66.92	$54.83	$53.52	$65.92	$53.12
Total return (d)	28.02%	7.87%	(14.69)%	30.37%	(17.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$207,459	$209,730	$216,737	$322,998	$212,462
Ratios to average net assets:
Total expenses	0.41%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	4.49%	4.99%	4.49%	4.46%	4.54%
Portfolio turnover rate (e)	56%	71%	49%	49%	82%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$49.44	$48.01	$52.87	$44.29	$53.31
Income (loss) from investment operations:
Net investment income (loss) (a)	1.90	1.72	1.42	1.46	1.48
Net realized and unrealized gain (loss) (b)	12.62	1.37	(4.73)	8.36	(8.96)
Total from investment operations	14.52	3.09	(3.31)	9.82	(7.48)
Other capital	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.07)	(1.66)	(1.55)	(1.24)	(1.54)
Net asset value, end of period	$61.89	$49.44	$48.01	$52.87	$44.29
Total return (d)	29.98%	6.24%	(6.63)%	22.28%	(14.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$461,051	$417,803	$489,707	$438,813	$341,045
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.54%	3.24%	2.60%	2.84%	3.07%
Portfolio turnover rate (e)	14%	21%	14%	14%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$33.03	$29.02	$38.11	$33.70	$38.98
Income (loss) from investment operations:
Net investment income (loss) (a)	1.40	1.42	1.50	1.34	1.31
Net realized and unrealized gain (loss) (b)	5.71	3.98	(8.88)	4.44	(4.88)
Total from investment operations	7.11	5.40	(7.38)	5.78	(3.57)
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.56)	(1.39)	(1.71)	(1.37)	(1.71)
Net asset value, end of period	$38.58	$33.03	$29.02	$38.11	$33.70
Total return (d)	21.95%	18.58%	(19.98)%	17.20%	(9.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$443,716	$490,595	$460,070	$632,730	$571,183
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	4.00%	4.23%	4.06%	3.52%	3.64%
Portfolio turnover rate (e)	61%	64%	71%	54%	65%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2024, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF which is a non-diversified investment company.
The SPDR S&P Emerging Markets ex-China ETF was formed on September 4, 2024 and commenced operations on September 5, 2024.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

return of capital or capital gain distributions at year end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as EU reclaims in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the year ended September 2024:
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR S&P Emerging Markets Dividend ETF

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2024, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$18,688	$—	$18,688
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	328,224	—	328,224
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	16,771	—	16,771
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	103,035	—	103,035
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	417,120	—	417,120
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	33,247	—	33,247
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$225,115	$—	$225,115
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	985,164	—	985,164
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	16,831	—	16,831
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(135,625)	—	(135,625)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	229,390	—	229,390
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	232,012	—	232,012

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	$—	$—	$—	$113,200	$—	$113,200
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	655,116	—	655,116
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	16,749	—	16,749
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	156,342	—	156,342
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	672,767	—	672,767
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	117,387	—	117,387
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI Climate Paris Aligned ETF	0.12
SPDR MSCI ACWI ex-US ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR S&P Emerging Markets ex-China ETF	0.15
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds,or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2024 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2024, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$180,884,017	$190,060,020
SPDR MSCI ACWI Climate Paris Aligned ETF	20,848,826	31,318,384
SPDR MSCI ACWI ex-US ETF	65,902,407	73,458,676
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	12,852,062	12,281,586
SPDR MSCI EAFE StrategicFactors ETF	152,162,145	150,252,500
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,548,690	6,962,912

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Purchases	Sales
SPDR MSCI Emerging Markets StrategicFactors ETF	$9,202,537	$13,188,046
SPDR S&P Emerging Markets ex-China ETF	3,300,482	30,273
SPDR MSCI World StrategicFactors ETF	21,875,373	20,227,276
SPDR S&P Emerging Asia Pacific ETF	15,584,339	55,389,809
SPDR S&P Emerging Markets Dividend ETF	514,988,052	376,346,278
SPDR S&P Emerging Markets Small Cap ETF	202,939,890	312,790,133
SPDR S&P Global Dividend ETF	113,918,861	116,031,066
SPDR S&P Global Infrastructure ETF	56,388,327	57,213,561
SPDR S&P International Dividend ETF	280,072,596	289,925,808
For the year ended September 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$1,470,385,171	$551,530,655	$153,254,549
SPDR MSCI ACWI Climate Paris Aligned ETF	12,757,907	145,330,353	30,253,851
SPDR MSCI ACWI ex-US ETF	—	61,268,893	17,563,199
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	23,525,056	8,165,768	2,803,342
SPDR MSCI EAFE StrategicFactors ETF	—	113,958,003	17,542,355
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	2,253,711	141,408
SPDR MSCI Emerging Markets StrategicFactors ETF	—	1,438,142	254,605
SPDR MSCI World StrategicFactors ETF	41,591,913	14,610,401	7,150,511
SPDR S&P Emerging Asia Pacific ETF	3,650,505	40,859,556	3,580,757
SPDR S&P Emerging Markets Dividend ETF	28,899,452	11,838,178	986,701
SPDR S&P Emerging Markets Small Cap ETF	3,888,794	37,846,300	3,572,985
SPDR S&P Global Dividend ETF	—	40,914,217	2,825,426
SPDR S&P Global Infrastructure ETF	11,249,788	62,225,161	6,449,470
SPDR S&P International Dividend ETF	—	104,304,098	5,323,105
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currency gains and losses, foreign capital gains taxes, in-kind transactions, futures contracts, corporate actions, passive foreign investment companies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended September 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$99,902,821	$—	$99,902,821
SPDR MSCI ACWI Climate Paris Aligned ETF	2,797,054	—	2,797,054
SPDR MSCI ACWI ex-US ETF	43,248,827	—	43,248,827
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,708,612	—	6,708,612
SPDR MSCI EAFE StrategicFactors ETF	27,861,709	—	27,861,709
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,735,199	—	1,735,199
SPDR MSCI Emerging Markets StrategicFactors ETF	2,255,522	—	2,255,522
SPDR MSCI World StrategicFactors ETF	1,931,529	—	1,931,529
SPDR S&P Emerging Asia Pacific ETF	8,183,581	—	8,183,581
SPDR S&P Emerging Markets Dividend ETF	15,903,065	—	15,903,065
SPDR S&P Emerging Markets Small Cap ETF	18,047,894	—	18,047,894
SPDR S&P Global Dividend ETF	9,721,323	—	9,721,323
SPDR S&P Global Infrastructure ETF	15,753,503	—	15,753,503
SPDR S&P International Dividend ETF	19,481,657	—	19,481,657
The tax character of distributions paid during the year ended September 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 78,231,979	$ —	$ 78,231,979
SPDR MSCI ACWI Climate Paris Aligned ETF	4,221,883	—	4,221,883
SPDR MSCI ACWI ex-US ETF	46,277,058	—	46,277,058
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,604,789	—	6,604,789
SPDR MSCI EAFE StrategicFactors ETF	27,515,344	—	27,515,344
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,131,643	—	2,131,643
SPDR MSCI Emerging Markets StrategicFactors ETF	2,119,145	—	2,119,145
SPDR MSCI World StrategicFactors ETF	1,465,993	—	1,465,993
SPDR S&P Emerging Asia Pacific ETF	9,186,047	—	9,186,047
SPDR S&P Emerging Markets Dividend ETF	11,333,930	—	11,333,930
SPDR S&P Emerging Markets Small Cap ETF	18,030,510	—	18,030,510
SPDR S&P Global Dividend ETF	11,949,184	—	11,949,184
SPDR S&P Global Infrastructure ETF	17,967,278	—	17,967,278

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P International Dividend ETF	$21,235,945	$—	$21,235,945
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX 50 ETF	$—	$(724,889,575)	$—	$378,542,785	$(346,346,790)
SPDR MSCI ACWI Climate Paris Aligned ETF	1,228,123	(15,290,302)	—	24,147,453	10,085,274
SPDR MSCI ACWI ex-US ETF	18,732,756	(213,902,783)	—	253,228,139	58,058,112
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,575,718	(14,359,495)	—	36,073,813	24,290,036
SPDR MSCI EAFE StrategicFactors ETF	9,865,712	(94,582,239)	—	114,869,752	30,153,225
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,265,121	(12,243,722)	—	9,858,323	(1,120,278)
SPDR MSCI Emerging Markets StrategicFactors ETF	—	(11,688,924)	—	8,838,680	(2,850,244)
SPDR S&P Emerging Markets ex-China ETF	31,383	—	20,147	126,857	178,387
SPDR MSCI World StrategicFactors ETF	910,479	(3,799,112)	—	32,929,451	30,040,818
SPDR S&P Emerging Asia Pacific ETF	4,809,342	(58,565,112)	—	54,593,260	837,490
SPDR S&P Emerging Markets Dividend ETF	1,869,424	(232,155,896)	—	40,817,145	(189,469,327)
SPDR S&P Emerging Markets Small Cap ETF	14,800,195	(55,916,149)	—	94,024,454	52,908,500
SPDR S&P Global Dividend ETF	—	(103,383,186)	—	16,247,530	(87,135,656)
SPDR S&P Global Infrastructure ETF	503,997	(61,278,423)	—	54,078,109	(6,696,317)
SPDR S&P International Dividend ETF	2,347,889	(488,274,438)	—	20,722,717	(465,203,832)
As of September 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX 50 ETF	$69,601,232	$655,288,343
SPDR MSCI ACWI Climate Paris Aligned ETF	3,982,379	11,307,923
SPDR MSCI ACWI ex-US ETF	16,487,250	197,415,533
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,570,092	11,789,403
SPDR MSCI EAFE StrategicFactors ETF	17,704,762	76,877,477
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,225,076	9,018,646
SPDR MSCI Emerging Markets StrategicFactors ETF	7,792,476	3,896,448
SPDR MSCI World StrategicFactors ETF	733,449	3,065,663
SPDR S&P Emerging Asia Pacific ETF	12,825,563	45,739,549
SPDR S&P Emerging Markets Dividend ETF	72,015,294	160,140,602
SPDR S&P Emerging Markets Small Cap ETF	—	55,916,149
SPDR S&P Global Dividend ETF	57,138,717	46,244,469
SPDR S&P Global Infrastructure ETF	10,628,367	50,650,056
SPDR S&P International Dividend ETF	202,433,810	285,840,628
As of September 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$3,489,999,508	$583,287,681	$204,426,512	$378,861,169
SPDR MSCI ACWI Climate Paris Aligned ETF	116,326,000	30,564,236	6,250,564	24,313,672
SPDR MSCI ACWI ex-US ETF	1,487,001,278	445,290,096	187,026,794	258,263,302
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	261,001,659	55,071,734	19,031,103	36,040,631

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI EAFE StrategicFactors ETF	$880,902,612	$164,701,518	$50,084,485	$114,617,033
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	76,324,580	24,817,033	13,922,903	10,894,130
SPDR MSCI Emerging Markets StrategicFactors ETF	41,269,722	14,714,170	5,229,697	9,484,473
SPDR S&P Emerging Markets ex-China ETF	4,936,799	168,969	42,244	126,725
SPDR MSCI World StrategicFactors ETF	111,799,536	34,472,974	1,551,154	32,921,820
SPDR S&P Emerging Asia Pacific ETF	290,945,468	133,278,022	72,078,118	61,199,904
SPDR S&P Emerging Markets Dividend ETF	464,068,483	56,919,082	15,684,414	41,234,668
SPDR S&P Emerging Markets Small Cap ETF	699,025,558	157,428,787	55,879,238	101,549,549
SPDR S&P Global Dividend ETF	200,545,496	24,435,964	8,230,261	16,205,703
SPDR S&P Global Infrastructure ETF	408,981,275	73,300,926	19,240,684	54,060,242
SPDR S&P International Dividend ETF	436,825,508	37,081,602	16,465,245	20,616,357
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 2,222,511	$ 2,349,941	$ —	$ 2,349,941
SPDR MSCI ACWI Climate Paris Aligned ETF	4,245,298	2,440,281	2,028,751	4,469,032
SPDR MSCI ACWI ex-US ETF	105,515,557	68,426,253	42,875,581	111,301,834
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	11,411,120	5,913,786	6,213,969	12,127,755
SPDR MSCI EAFE StrategicFactors ETF	37,204,982	20,178,837	19,176,490	39,355,327
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,993,521	928,511	1,162,657	2,091,168
SPDR MSCI Emerging Markets StrategicFactors ETF	1,507,073	968,632	598,151	1,566,783
SPDR MSCI World StrategicFactors ETF	5,264,394	3,398,759	2,142,095	5,540,854
SPDR S&P Emerging Asia Pacific ETF	9,491,735	5,253,468	4,753,003	10,006,471
SPDR S&P Emerging Markets Dividend ETF	17,843,393	7,133,380	12,186,684	19,320,064

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Emerging Markets Small Cap ETF	$63,970,275	$15,145,971	$53,493,302	$68,639,273
SPDR S&P Global Dividend ETF	34,323,368	11,992,820	24,382,373	36,375,193
SPDR S&P Global Infrastructure ETF	7,493,017	2,528,660	5,342,124	7,870,784
SPDR S&P International Dividend ETF	33,962,237	17,668,100	18,320,065	35,988,165
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2024:
		Remaining Contractual Maturity of the Agreements as of September 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$2,349,941	$—	$—	$—	$2,349,941	$2,349,941
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	2,440,281	—	—	—	2,440,281	2,440,281
SPDR MSCI ACWI ex-US ETF	Common Stocks	68,426,253	—	—	—	68,426,253	68,426,253
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	5,913,786	—	—	—	5,913,786	5,913,786
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	20,178,837	—	—	—	20,178,837	20,178,837
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	928,511	—	—	—	928,511	928,511
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	968,632	—	—	—	968,632	968,632
SPDR MSCI World StrategicFactors ETF	Common Stocks	3,398,759	—	—	—	3,398,759	3,398,759
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	5,253,468	—	—	—	5,253,468	5,253,468
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	7,133,380	—	—	—	7,133,380	7,133,380
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	15,145,971	—	—	—	15,145,971	15,145,971
SPDR S&P Global Dividend ETF	Common Stocks	11,992,820	—	—	—	11,992,820	11,992,820
SPDR S&P Global Infrastructure ETF	Common Stocks	2,528,660	—	—	—	2,528,660	2,528,660
SPDR S&P International Dividend ETF	Common Stocks	17,668,100	—	—	—	17,668,100	17,668,100
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $1.26 billion ($180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.This agreement expires in October 2025 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2024:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The Funds had no outstanding loans as of September 30, 2024.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Effective November 1, 2024, the credit facility was updated, and the Funds have access to $194.29 million of a $1.36 billion credit facility.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

12.    Stock Split
The Board authorized a 2-for-1 stock split for the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF and the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Funds.
The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI Climate Paris Aligned ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR S&P Emerging Markets ex-China ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF and SPDR S&P International Dividend ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI Climate Paris Aligned ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR S&P Emerging Markets ex-China ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF and SPDR S&P International Dividend ETF (collectively referred to as the “Funds”) (fifteen of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fifteen of the funds constituting SPDR Index Shares Funds) at September 30, 2024, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Index Shares Funds	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
SPDR S&P Emerging Markets ex-China ETF	For the period from September 5, 2024 (commencement of operations) through September 30, 2024

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 22, 2024

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended September 30, 2024, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX 50 ETF	$4,919,648
SPDR MSCI ACWI ex-US ETF	2,493,215
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	395,673
SPDR MSCI EAFE StrategicFactors ETF	1,455,672
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	297,221
SPDR MSCI Emerging Markets StrategicFactors ETF	390,415
SPDR S&P Emerging Asia Pacific ETF	2,557,197
SPDR S&P Emerging Markets Dividend ETF	6,729,172
SPDR S&P Emerging Markets Small Cap ETF	9,728,709
SPDR S&P Global Dividend ETF	517,837
SPDR S&P Global Infrastructure ETF	715,842
SPDR S&P International Dividend ETF	1,330,170
The amount of foreign source income earned on the following Funds during the year ended September 30, 2024 was as follows:
Amount
SPDR EURO STOXX 50 ETF	$113,434,625
SPDR MSCI ACWI ex-US ETF	50,529,834
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	8,190,654
SPDR MSCI EAFE StrategicFactors ETF	31,899,728
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,287,429

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2024 (Unaudited)

Amount
SPDR MSCI Emerging Markets StrategicFactors ETF	$2,618,916
SPDR S&P Emerging Asia Pacific ETF	8,287,512
SPDR S&P Emerging Markets Dividend ETF	23,425,748
SPDR S&P Emerging Markets Small Cap ETF	19,894,963
SPDR S&P Global Dividend ETF	8,556,386
SPDR S&P Global Infrastructure ETF	11,650,797
SPDR S&P International Dividend ETF	22,309,578

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Index Shares Funds (the “Trust” or “SIS”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of SIS (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
September 30, 2024 (Unaudited)

instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Approval of Advisory Agreement for SPDR S&P Emerging Markets Ex-China ETF
 At a meeting held on August 13-15, 2024, the Board of Trustees (the “Board”) of SPDR Index Shares Funds (“SIS” or the “Trust”) evaluated the proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between SIS and the Adviser with respect to the following series of SIS: SPDR S&P Emerging Markets Ex-China ETF (the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
 To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
 The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
September 30, 2024 (Unaudited)

an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
 The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds tracking similar equity income indexes with respect to the New ETF. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by similar funds.
Other Benefits
 The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
 Economies of Scale
 The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fees, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
 Conclusion
 After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
September 30, 2024
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.7%
Centuria Industrial REIT	465,870	$1,034,232
Charter Hall Long Wale REIT	573,846	1,592,423
Charter Hall Retail REIT	447,765	1,121,400
Dexus REIT	914,674	4,809,929
GPT Group REIT	1,625,151	5,614,695
National Storage REIT	1,153,411	2,040,457
Region RE Ltd. REIT	984,750	1,564,461
Scentre Group REIT	4,401,354	11,145,057
Vicinity Ltd. REIT	3,283,390	5,034,054
Waypoint REIT Ltd.	581,122	1,064,325
		35,021,033
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	36,486	1,093,745
BELGIUM — 0.7%
Aedifica SA REIT	40,502	2,843,223
Cofinimmo SA REIT (a)	32,109	2,365,127
Warehouses De Pauw CVA REIT	150,028	4,008,484
		9,216,834
BRAZIL — 0.2%
Allos SA	324,802	1,303,192
Iguatemi SA (b)	105,350	407,797
Multiplan Empreendimentos Imobiliarios SA	272,100	1,281,605
		2,992,594
CANADA — 0.9%
Boardwalk Real Estate Investment Trust	20,623	1,307,647
Canadian Apartment Properties REIT	69,768	2,839,885
Dream Industrial Real Estate Investment Trust	116,163	1,241,640
First Capital Real Estate Investment Trust	88,145	1,223,375
Granite Real Estate Investment Trust	26,886	1,624,564
H&R Real Estate Investment Trust	110,056	931,967
RioCan Real Estate Investment Trust	126,289	1,905,155
SmartCentres Real Estate Investment Trust	61,346	1,208,348
		12,282,581
FINLAND — 0.1%
Kojamo OYJ (c)	148,554	1,706,017
FRANCE — 1.6%
Covivio SA REIT	45,199	2,751,740
Gecina SA REIT	43,594	5,030,730
Klepierre SA REIT	186,809	6,137,893
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (c)	84,890	$7,446,682
		21,367,045
GERMANY — 0.7%
Aroundtown SA (c)	718,605	2,264,044
LEG Immobilien SE	62,845	6,577,558
		8,841,602
HONG KONG — 1.5%
Hang Lung Properties Ltd.	1,543,021	1,507,761
Link REIT	2,182,588	11,028,848
Swire Properties Ltd.	879,200	1,808,769
Wharf Real Estate Investment Co. Ltd.	1,320,000	4,673,318
		19,018,696
ISRAEL — 0.2%
Azrieli Group Ltd.	30,431	2,122,161
JAPAN — 8.0%
Activia Properties, Inc. REIT	606	1,385,361
Advance Residence Investment Corp. REIT	1,222	2,874,741
Aeon Mall Co. Ltd.	81,700	1,194,314
AEON REIT Investment Corp.	1,494	1,371,380
Comforia Residential REIT, Inc.	587	1,329,614
Daiwa House REIT Investment Corp.	1,944	3,200,587
Daiwa Office Investment Corp. REIT	587	1,241,383
Daiwa Securities Living Investments Corp. REIT	2,043	1,386,852
Frontier Real Estate Investment Corp. REIT	440	1,308,865
Global One Real Estate Investment Corp. REIT	856	594,245
GLP J-Reit	4,165	3,863,923
Hoshino Resorts REIT, Inc.	253	867,565
Hulic Co. Ltd.	508,300	5,168,641
Hulic Reit, Inc.	1,095	1,064,073
Ichigo Office REIT Investment Corp.	859	500,243
Industrial & Infrastructure Fund Investment Corp. REIT	2,171	1,815,238
Invincible Investment Corp. REIT	6,471	2,809,348
Japan Excellent, Inc. REIT	992	845,391
Japan Hotel REIT Investment Corp.	4,305	2,151,898
Japan Logistics Fund, Inc. REIT (a)	805	1,542,579
Japan Metropolitan Fund Invest REIT	5,946	4,015,545
Japan Prime Realty Investment Corp. REIT	848	2,066,051
Japan Real Estate Investment Corp. REIT	1,212	4,838,171

See accompanying notes to financial statements.
1

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
KDX Realty Investment Corp. REIT	3,473	$3,671,124
LaSalle Logiport REIT	1,582	1,584,876
Mitsubishi Estate Logistics REIT Investment Corp.	427	1,101,531
Mitsui Fudosan Co. Ltd.	2,382,200	22,283,163
Mitsui Fudosan Logistics Park, Inc. REIT	490	1,454,174
Mori Hills REIT Investment Corp.	1,376	1,224,586
Mori Trust Reit, Inc.	2,204	1,004,620
Nippon Accommodations Fund, Inc. REIT	428	1,909,004
Nippon Building Fund, Inc. REIT	7,200	6,634,228
Nippon Prologis REIT, Inc.	2,047	3,523,290
NIPPON REIT Investment Corp.	376	851,678
Nomura Real Estate Master Fund, Inc. REIT	3,702	3,698,377
NTT UD REIT Investment Corp.	1,252	1,003,946
Orix JREIT, Inc.	2,363	2,537,450
Sekisui House Reit, Inc.	3,746	1,990,324
Tokyu REIT, Inc.	789	855,522
United Urban Investment Corp. REIT	2,640	2,548,825
		105,312,726
MEXICO — 0.6%
Corp. Inmobiliaria Vesta SAB de CV (a)	743,157	2,015,039
Fibra Uno Administracion SA de CV REIT	2,399,152	2,805,253
Prologis Property Mexico SA de CV REIT	807,073	2,651,952
		7,472,244
ROMANIA — 0.3%
NEPI Rockcastle NV	465,461	3,940,584
SAUDI ARABIA — 0.1%
Arabian Centres Co. (d)	186,223	1,084,158
SINGAPORE — 2.9%
CapitaLand Ascendas REIT	2,975,791	6,638,660
CapitaLand Ascott Trust REIT	2,116,193	1,609,429
CapitaLand Integrated Commercial Trust REIT	4,577,707	7,569,999
CapitaLand Investment Ltd.	1,934,817	4,708,759
Frasers Centrepoint Trust REIT	970,593	1,741,313
Frasers Logistics & Commercial Trust REIT	2,506,900	2,248,779
Keppel DC REIT	1,137,600	1,925,579
Keppel REIT	1,933,912	1,440,629
Mapletree Industrial Trust REIT	1,762,532	3,340,837
Mapletree Logistics Trust REIT	2,853,563	3,249,767
Mapletree Pan Asia Commercial Trust REIT	1,986,631	2,293,459
Suntec Real Estate Investment Trust	1,841,395	1,910,340
		38,677,550
Security Description	Shares	Value
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,910,941	$2,369,970
SPAIN — 0.5%
Inmobiliaria Colonial Socimi SA REIT	285,281	1,983,557
Merlin Properties Socimi SA REIT	334,647	4,246,500
		6,230,057
SWEDEN — 1.6%
Castellum AB (c)	359,399	5,277,563
Fabege AB	210,162	2,085,738
Fastighets AB Balder Class B (c)	597,626	5,260,165
Sagax AB Class B	185,758	5,299,727
Samhallsbyggnadsbolaget i Norden AB	947,875	684,962
Wihlborgs Fastigheter AB	227,912	2,635,133
		21,243,288
SWITZERLAND — 1.0%
PSP Swiss Property AG	38,901	5,713,750
Swiss Prime Site AG	65,037	7,312,856
		13,026,606
THAILAND — 0.2%
Central Pattana PCL NVDR	1,146,200	2,386,618
TURKEY — 0.0% (e)
Is Gayrimenkul Yatirim Ortakligi AS REIT (c)	379,071	195,150
UNITED KINGDOM — 4.0%
Assura PLC REIT	2,525,530	1,439,738
Big Yellow Group PLC REIT	167,158	2,843,075
British Land Co. PLC REIT	784,274	4,580,344
Derwent London PLC REIT	95,614	3,080,607
Grainger PLC	633,790	2,087,078
Hammerson PLC REIT	381,485	1,626,967
Land Securities Group PLC REIT	629,865	5,500,097
LondonMetric Property PLC REIT	1,726,118	4,741,790
Primary Health Properties PLC REIT	1,151,947	1,576,067
Safestore Holdings PLC REIT	182,692	2,198,132
Segro PLC REIT	1,145,112	13,424,597
Supermarket Income REIT PLC	1,056,236	1,062,586
Tritax Big Box REIT PLC	2,096,511	4,474,136
UNITE Group PLC REIT	351,045	4,426,215
		53,061,429
UNITED STATES — 71.2%
Acadia Realty Trust REIT	87,337	2,050,673
Agree Realty Corp. REIT	85,161	6,415,178
Alexander & Baldwin, Inc. REIT	60,890	1,169,088
Alexandria Real Estate Equities, Inc. REIT	131,888	15,661,700

See accompanying notes to financial statements.
2

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
American Assets Trust, Inc. REIT	41,455	$1,107,678
American Healthcare REIT, Inc.	126,280	3,295,908
American Homes 4 Rent Class A, REIT	266,354	10,225,330
Americold Realty Trust, Inc. REIT	221,131	6,251,373
Apartment Investment & Management Co. Class A, REIT (c)	116,094	1,049,490
Apple Hospitality REIT, Inc.	191,968	2,850,725
AvalonBay Communities, Inc. REIT	120,335	27,105,459
Brandywine Realty Trust REIT	147,914	804,652
Brixmor Property Group, Inc. REIT	255,479	7,117,645
Broadstone Net Lease, Inc. REIT	160,452	3,040,565
BXP, Inc. REIT	123,082	9,903,178
Camden Property Trust REIT	90,748	11,210,100
CareTrust REIT, Inc.	130,314	4,021,490
Centerspace REIT	12,938	911,741
Chatham Lodging Trust REIT	41,401	352,737
Community Healthcare Trust, Inc. REIT	20,335	369,080
COPT Defense Properties REIT	95,731	2,903,521
Cousins Properties, Inc. REIT	129,413	3,815,095
CubeSmart REIT	191,055	10,284,491
DiamondRock Hospitality Co. REIT	179,886	1,570,405
Digital Realty Trust, Inc. REIT	260,764	42,199,438
Diversified Healthcare Trust REIT	181,687	761,269
Douglas Emmett, Inc. REIT	142,922	2,511,140
Easterly Government Properties, Inc. REIT	81,055	1,100,727
EastGroup Properties, Inc. REIT	40,902	7,641,312
Elme Communities REIT	74,093	1,303,296
Empire State Realty Trust, Inc. Class A, REIT	110,855	1,228,273
EPR Properties REIT	64,453	3,160,775
Equinix, Inc. REIT	80,473	71,430,249
Equity Commonwealth REIT (c)	91,099	1,812,870
Equity LifeStyle Properties, Inc. REIT	158,764	11,326,224
Equity Residential REIT	288,970	21,516,706
Essential Properties Realty Trust, Inc. REIT	148,730	5,079,129
Essex Property Trust, Inc. REIT	54,392	16,068,485
Extra Space Storage, Inc. REIT	179,525	32,348,610
Federal Realty Investment Trust REIT	63,412	7,290,478
First Industrial Realty Trust, Inc. REIT	112,201	6,281,012
Four Corners Property Trust, Inc. REIT	78,242	2,293,273
Getty Realty Corp. REIT	41,617	1,323,837
Global Medical REIT, Inc.	52,409	519,373
Security Description	Shares	Value
Global Net Lease, Inc. REIT	167,575	$1,410,982
Healthcare Realty Trust, Inc. REIT	306,984	5,571,760
Healthpeak Properties, Inc. REIT	598,084	13,678,181
Highwoods Properties, Inc. REIT	90,249	3,024,244
Host Hotels & Resorts, Inc. REIT	594,613	10,465,189
Hudson Pacific Properties, Inc. REIT	106,557	509,342
Independence Realty Trust, Inc. REIT	190,733	3,910,026
Innovative Industrial Properties, Inc. REIT	24,508	3,298,777
Invitation Homes, Inc. REIT	482,536	17,014,219
JBG SMITH Properties REIT	71,888	1,256,602
Kennedy-Wilson Holdings, Inc.	99,738	1,102,105
Kilroy Realty Corp. REIT	90,902	3,517,907
Kimco Realty Corp. REIT	571,057	13,259,944
Kite Realty Group Trust REIT	186,354	4,949,562
LXP Industrial Trust REIT	250,750	2,520,037
Macerich Co. REIT	183,742	3,351,454
Medical Properties Trust, Inc. REIT	512,214	2,996,452
Mid-America Apartment Communities, Inc. REIT	99,281	15,775,751
National Health Investors, Inc. REIT	37,065	3,115,684
National Storage Affiliates Trust REIT	59,405	2,863,321
NET Lease Office Properties REIT	12,486	382,321
NETSTREIT Corp. (a)	62,490	1,032,960
NexPoint Residential Trust, Inc. REIT	19,731	868,361
NNN REIT, Inc.	156,158	7,572,101
Omega Healthcare Investors, Inc. REIT	218,174	8,879,682
Paramount Group, Inc. REIT	141,858	697,941
Park Hotels & Resorts, Inc. REIT	179,614	2,532,557
Pebblebrook Hotel Trust REIT	103,329	1,367,043
Phillips Edison & Co., Inc. REIT	104,120	3,926,365
Piedmont Office Realty Trust, Inc. Class A, REIT	106,465	1,075,297
Plymouth Industrial REIT, Inc.	32,015	723,539
Prologis, Inc. REIT	784,662	99,087,117
Public Storage REIT	133,422	48,548,263
Realty Income Corp. REIT	737,872	46,795,842
Regency Centers Corp. REIT	138,309	9,990,059
Retail Opportunity Investments Corp. REIT	108,531	1,707,193
Rexford Industrial Realty, Inc. REIT	185,079	9,311,324
RLJ Lodging Trust REIT	130,098	1,194,300
Ryman Hospitality Properties, Inc. REIT	50,761	5,443,610

See accompanying notes to financial statements.
3

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Seritage Growth Properties Class A (a) (c)	31,961	$148,619
Service Properties Trust REIT	142,325	649,002
Simon Property Group, Inc. REIT	259,651	43,886,212
SITE Centers Corp. REIT	39,973	2,418,366
SL Green Realty Corp. REIT	55,125	3,837,251
STAG Industrial, Inc. REIT	154,404	6,035,652
Summit Hotel Properties, Inc. REIT	91,888	630,352
Sun Communities, Inc. REIT	99,214	13,408,772
Sunstone Hotel Investors, Inc. REIT	174,111	1,796,826
Tanger, Inc. REIT	92,584	3,071,937
Terreno Realty Corp. REIT	82,323	5,501,646
UDR, Inc. REIT	254,093	11,520,577
UMH Properties, Inc. REIT	56,790	1,117,059
Universal Health Realty Income Trust REIT	10,835	495,701
Urban Edge Properties REIT	101,526	2,171,641
Ventas, Inc. REIT	349,924	22,440,626
Veris Residential, Inc. REIT	67,708	1,209,265
Vornado Realty Trust REIT	140,130	5,521,122
Welltower, Inc. REIT	490,361	62,780,919
WP Carey, Inc. REIT	185,264	11,541,947
Xenia Hotels & Resorts, Inc. REIT	87,619	1,294,133
		936,888,817
TOTAL COMMON STOCKS (Cost $1,247,944,759)		1,305,551,505

PREFERRED STOCKS — 0.0% (e)
BRAZIL — 0.0% (e)
Iguatemi SA Preference Shares 3.07% (b) (Cost $36,097)	22,490	38,861
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	3,544,303	3,544,303
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	2,242,533	$2,242,533
TOTAL SHORT-TERM INVESTMENTS (Cost $5,786,836)		5,786,836
TOTAL INVESTMENTS — 99.7% (Cost $1,253,767,692)		1,311,377,202
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,773,124
NET ASSETS — 100.0%		$1,315,150,326
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	200	12/20/2024	$7,945,720	$7,872,000	$(73,720)

During the year ended September 30, 2024, the average notional value related to futures contracts was $7,162,433.
See accompanying notes to financial statements.
4

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,305,551,505	$—	$—	$1,305,551,505
Preferred Stocks	38,861	—	—	38,861
Short-Term Investments	5,786,836	—	—	5,786,836
TOTAL INVESTMENTS	$1,311,377,202	$—	$—	$1,311,377,202
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(73,720)	$—	$—	$(73,720)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(73,720)	$—	$—	$(73,720)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,824,025	$3,824,790	$66,444,480	$70,269,749	$480	$(1)	—	$—	$112,634
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	15,729,030	12,184,727	—	—	3,544,303	3,544,303	6,955
State Street Navigator Securities Lending Portfolio II	5,976,964	5,976,964	73,813,822	77,548,253	—	—	2,242,533	2,242,533	54,950
Total		$9,801,754	$155,987,332	$160,002,729	$480	$(1)		$5,786,836	$174,539
See accompanying notes to financial statements.
5

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 9.4%
Centuria Industrial REIT (a)	371,686	$825,143
Charter Hall Long Wale REIT (a)	463,959	1,287,487
Charter Hall Retail REIT	360,520	902,900
Dexus REIT (a)	745,322	3,919,370
GPT Group REIT	1,327,567	4,586,579
National Storage REIT (a)	951,655	1,683,538
Region RE Ltd. REIT	810,678	1,287,914
Scentre Group REIT	3,601,562	9,119,833
Vicinity Ltd. REIT	2,681,550	4,111,320
Waypoint REIT Ltd. (a)	467,820	856,813
		28,580,897
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	29,704	890,440
BELGIUM — 2.5%
Aedifica SA REIT	32,933	2,311,882
Cofinimmo SA REIT (a)	26,467	1,949,541
Warehouses De Pauw CVA REIT	122,499	3,272,958
		7,534,381
BRAZIL — 0.8%
Allos SA	263,713	1,058,087
Iguatemi SA	86,790	335,953
Multiplan Empreendimentos Imobiliarios SA	220,954	1,040,705
		2,434,745
CANADA — 3.2%
Boardwalk Real Estate Investment Trust	16,740	1,061,437
Canadian Apartment Properties REIT	56,689	2,307,508
Dream Industrial Real Estate Investment Trust	93,705	1,001,592
First Capital Real Estate Investment Trust	72,454	1,005,598
Granite Real Estate Investment Trust	21,317	1,288,061
H&R Real Estate Investment Trust	89,264	755,898
RioCan Real Estate Investment Trust	102,030	1,539,192
SmartCentres Real Estate Investment Trust	49,401	973,064
		9,932,350
FINLAND — 0.5%
Kojamo OYJ (b)	126,993	1,458,408
FRANCE — 5.8%
Covivio SA REIT	37,231	2,266,643
Gecina SA REIT	36,131	4,169,503
Klepierre SA REIT	153,089	5,029,972
Unibail-Rodamco-Westfield REIT (b)	69,552	6,101,209
		17,567,327
Security Description	Shares	Value
GERMANY — 2.4%
Aroundtown SA (b)	608,594	$1,917,442
LEG Immobilien SE	51,615	5,402,191
		7,319,633
HONG KONG — 5.1%
Hang Lung Properties Ltd.	1,252,986	1,224,353
Link REIT	1,786,252	9,026,121
Swire Properties Ltd.	728,600	1,498,942
Wharf Real Estate Investment Co. Ltd.	1,073,000	3,798,841
		15,548,257
ISRAEL — 0.6%
Azrieli Group Ltd.	25,383	1,770,129
JAPAN — 28.3%
Activia Properties, Inc. REIT	492	1,124,748
Advance Residence Investment Corp. REIT	993	2,336,021
Aeon Mall Co. Ltd.	66,640	974,163
AEON REIT Investment Corp.	1,223	1,122,622
Comforia Residential REIT, Inc.	492	1,114,430
Daiwa House REIT Investment Corp.	1,599	2,632,582
Daiwa Office Investment Corp. REIT	485	1,025,675
Daiwa Securities Living Investments Corp. REIT (a)	1,679	1,139,757
Frontier Real Estate Investment Corp. REIT	357	1,061,965
Global One Real Estate Investment Corp. REIT (a)	710	492,890
GLP J-Reit	3,394	3,148,656
Hoshino Resorts REIT, Inc. (a)	203	696,109
Hulic Co. Ltd.	415,090	4,220,836
Hulic Reit, Inc.	869	844,456
Ichigo Office REIT Investment Corp.	713	415,219
Industrial & Infrastructure Fund Investment Corp. REIT	1,770	1,479,950
Invincible Investment Corp. REIT	5,303	2,302,267
Japan Excellent, Inc. REIT	824	702,220
Japan Hotel REIT Investment Corp.	3,529	1,764,007
Japan Logistics Fund, Inc. REIT (a)	646	1,237,896
Japan Metropolitan Fund Invest REIT	4,836	3,265,923
Japan Prime Realty Investment Corp. REIT	690	1,681,103
Japan Real Estate Investment Corp. REIT (a)	986	3,936,004
KDX Realty Investment Corp. REIT	2,826	2,987,215
LaSalle Logiport REIT	1,303	1,305,368
Mitsubishi Estate Logistics REIT Investment Corp.	349	900,315
Mitsui Fudosan Co. Ltd.	1,949,600	18,236,611

See accompanying notes to financial statements.
6

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Mitsui Fudosan Logistics Park, Inc. REIT	422	$1,252,370
Mori Hills REIT Investment Corp.	1,136	1,010,996
Mori Trust Reit, Inc. (a)	1,752	798,591
Nippon Accommodations Fund, Inc. REIT	349	1,556,641
Nippon Building Fund, Inc. REIT	5,895	5,431,774
Nippon Prologis REIT, Inc.	1,672	2,877,841
NIPPON REIT Investment Corp.	314	711,242
Nomura Real Estate Master Fund, Inc. REIT	3,038	3,035,027
NTT UD REIT Investment Corp.	1,038	832,345
Orix JREIT, Inc.	1,918	2,059,597
Sekisui House Reit, Inc.	3,033	1,611,493
Tokyu REIT, Inc.	647	701,550
United Urban Investment Corp. REIT	2,146	2,071,886
		86,100,361
MEXICO — 2.0%
Corp. Inmobiliaria Vesta SAB de CV (a)	612,935	1,661,948
Fibra Uno Administracion SA de CV REIT	1,955,267	2,286,232
Prologis Property Mexico SA de CV REIT	649,364	2,133,738
		6,081,918
ROMANIA — 1.1%
NEPI Rockcastle NV (a)	384,597	3,255,990
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	151,504	882,030
SINGAPORE — 10.4%
CapitaLand Ascendas REIT	2,438,089	5,439,107
CapitaLand Ascott Trust REIT	1,744,498	1,326,744
CapitaLand Integrated Commercial Trust REIT	3,746,433	6,195,349
CapitaLand Investment Ltd.	1,586,403	3,860,825
Frasers Centrepoint Trust REIT	817,738	1,467,081
Frasers Logistics & Commercial Trust REIT	2,029,400	1,820,445
Keppel DC REIT	930,400	1,574,858
Keppel REIT	1,648,953	1,228,354
Mapletree Industrial Trust REIT	1,434,287	2,718,656
Mapletree Logistics Trust REIT	2,340,617	2,665,601
Mapletree Pan Asia Commercial Trust REIT	1,602,671	1,850,197
Suntec Real Estate Investment Trust	1,519,776	1,576,679
		31,723,896
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	2,377,339	1,935,533
SPAIN — 1.7%
Inmobiliaria Colonial Socimi SA REIT (a)	235,294	1,635,998
Security Description	Shares	Value
Merlin Properties Socimi SA REIT	273,424	$3,469,611
		5,105,609
SWEDEN — 5.7%
Castellum AB (b)	293,577	4,311,005
Fabege AB (a)	167,697	1,664,298
Fastighets AB Balder Class B (b)	489,910	4,312,074
Sagax AB Class B	152,281	4,344,619
Samhallsbyggnadsbolaget i Norden AB (a)	861,580	622,603
Wihlborgs Fastigheter AB	185,206	2,141,363
		17,395,962
SWITZERLAND — 3.5%
PSP Swiss Property AG	31,789	4,669,145
Swiss Prime Site AG	53,178	5,979,412
		10,648,557
THAILAND — 0.6%
Central Pattana PCL NVDR	935,259	1,947,397
TURKEY — 0.0% (d)
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	327,180	168,436
UNITED KINGDOM — 14.3%
Assura PLC REIT	2,059,760	1,174,215
Big Yellow Group PLC REIT	136,034	2,313,708
British Land Co. PLC REIT	642,985	3,755,183
Derwent London PLC REIT	77,780	2,506,010
Grainger PLC	513,310	1,690,336
Hammerson PLC REIT	315,148	1,344,048
Land Securities Group PLC REIT	516,239	4,507,894
LondonMetric Property PLC REIT	1,415,164	3,887,573
Primary Health Properties PLC REIT	932,340	1,275,605
Safestore Holdings PLC REIT	151,268	1,820,042
Segro PLC REIT	937,606	10,991,923
Supermarket Income REIT PLC	868,615	873,837
Tritax Big Box REIT PLC	1,718,958	3,668,405
UNITE Group PLC REIT	287,834	3,629,208
		43,437,987
TOTAL COMMON STOCKS (Cost $389,891,593)		301,720,243

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA Preference Shares 3.07% (Cost $50,715)	31,598	54,599
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	1,154,557	1,154,557

See accompanying notes to financial statements.
7

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	1,402,106	$1,402,106
TOTAL SHORT-TERM INVESTMENTS (Cost $2,556,663)		2,556,663
TOTAL INVESTMENTS — 99.9% (Cost $392,498,971)		304,331,505
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		208,541
NET ASSETS — 100.0%		$304,540,046
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$301,720,243	$—	$—	$301,720,243
Preferred Stocks	54,599	—	—	54,599
Short-Term Investments	2,556,663	—	—	2,556,663
TOTAL INVESTMENTS	$304,331,505	$—	$—	$304,331,505

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,052	$113,074	$13,234,421	$13,347,446	$(49)	$—	—	$—	$63,818
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,485,478	3,330,921	—	—	1,154,557	1,154,557	3,887
State Street Navigator Securities Lending Portfolio II	1,807,910	1,807,910	85,247,727	85,653,531	—	—	1,402,106	1,402,106	45,829
Total		$1,920,984	$102,967,626	$102,331,898	$(49)	$—		$2,556,663	$113,534
See accompanying notes to financial statements.
8

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.7%
Abacus Group REIT (a)	312,991	$268,165
Abacus Storage King REIT	367,559	337,867
Actinogen Medical Ltd. (b)	11,373	189
AGL Energy Ltd.	623,554	5,117,548
ALS Ltd.	426,014	4,261,792
AMP Ltd.	3,268,287	3,015,608
Ampol Ltd.	236,316	5,005,219
Ansell Ltd.	412,531	9,103,814
ANZ Group Holdings Ltd.	2,574,474	54,438,557
APA Group Stapled Security	1,685,604	9,074,452
ARB Corp. Ltd. (a)	66,590	2,194,349
Aristocrat Leisure Ltd.	664,111	26,998,611
ASX Ltd.	179,201	7,947,824
Atlas Arteria Ltd. Stapled Security	830,931	2,818,882
AUB Group Ltd.	85,311	1,821,700
Aurizon Holdings Ltd.	1,932,484	4,732,534
Bank of Queensland Ltd. (a)	588,852	2,524,630
Beach Energy Ltd. (a)	1,376,986	1,160,670
Bendigo & Adelaide Bank Ltd. (a)	534,209	4,317,579
Betmakers Technology Group Ltd. (a) (b)	3,489,354	198,501
BHP Group Ltd.	4,332,970	138,155,708
BlueScope Steel Ltd.	743,179	11,445,889
Boss Energy Ltd. (b)	995,099	2,271,252
BrainChip Holdings Ltd. (a) (b)	2,229,254	363,438
Brambles Ltd.	1,987,519	26,239,358
Breville Group Ltd. (a)	79,654	1,886,576
BWP Trust REIT (a)	438,469	1,140,705
Calix Ltd. (a) (b)	185,020	148,253
CAR Group Ltd.	481,855	12,522,391
Cettire Ltd. (a) (b)	823,444	1,065,408
Chalice Mining Ltd. (a) (b)	544,247	581,460
Challenger Ltd.	583,886	2,632,962
Charter Hall Group REIT	385,519	4,271,239
Charter Hall Long Wale REIT (a)	470,291	1,305,058
Cleanaway Waste Management Ltd.	1,726,166	3,520,732
Clinuvel Pharmaceuticals Ltd. (a)	12,965	126,102
Coast Entertainment Holdings Ltd. (a) (b)	4,085,616	1,275,479
Cochlear Ltd.	61,786	12,091,520
Coles Group Ltd.	1,037,993	13,005,148
Commonwealth Bank of Australia	1,453,551	136,527,454
Computershare Ltd.	473,611	8,302,907
Core Lithium Ltd. (a) (b)	3,109,984	280,482
De Grey Mining Ltd. (b)	1,019,591	983,205
Deep Yellow Ltd. (b)	1,273,340	1,214,647
Deterra Royalties Ltd.	475,118	1,331,637
Dexus REIT (a)	886,220	4,660,300
Security Description	Shares	Value
Domain Holdings Australia Ltd. (a)	141,652	$314,468
Domino's Pizza Enterprises Ltd. (a)	55,119	1,355,566
Downer EDI Ltd.	574,248	2,183,148
Dubber Corp. Ltd. (b)	20	—
Eagers Automotive Ltd. (a)	144,281	1,093,037
Endeavour Group Ltd.	936,480	3,261,410
Evolution Mining Ltd.	1,552,104	4,996,224
Firefinch Ltd. (a) (b) (c)	764,682	31,830
Flight Centre Travel Group Ltd. (a)	240,622	3,730,920
Fortescue Ltd.	1,504,526	21,585,065
Glencore PLC (b)	9,467,079	54,312,165
Goodman Group REIT	1,477,760	37,922,012
GPT Group REIT	1,547,965	5,348,027
GWA Group Ltd.	1,984,952	3,318,717
Harvey Norman Holdings Ltd. (a)	514,141	1,765,593
HMC Capital Ltd. REIT	193,465	1,100,574
HUB24 Ltd.	69,428	2,811,431
IDP Education Ltd. (a)	206,075	2,273,137
IGO Ltd. (a)	681,452	2,770,359
Iluka Resources Ltd.	473,016	2,287,240
Imugene Ltd. (a) (b)	8,233,047	279,872
Incitec Pivot Ltd.	1,486,182	3,206,532
Ingenia Communities Group REIT (a)	1,365,261	4,764,165
Insignia Financial Ltd. (a)	613,330	1,119,059
Insurance Australia Group Ltd.	2,722,050	13,898,792
IRESS Ltd. (b)	162,189	1,116,185
JB Hi-Fi Ltd.	106,767	5,921,126
Kogan.com Ltd.	131,097	467,476
Lendlease Corp. Ltd. Stapled Security	495,478	2,440,540
Leo Lithium Ltd. (a) (b)	526,635	184,503
Liontown Resources Ltd. (a) (b)	2,091,352	1,167,955
Lottery Corp. Ltd.	2,950,340	10,479,611
Lynas Rare Earths Ltd. (a) (b)	750,776	4,177,225
Macquarie Group Ltd.	316,040	50,947,777
Magellan Financial Group Ltd.	121,996	848,040
Magnis Energy Technologies Ltd. (a) (b)	1,292,589	37,663
Medibank Pvt Ltd.	2,417,000	6,120,299
Megaport Ltd. (b)	187,619	952,776
Mesoblast Ltd. (a) (b)	625,137	507,416
Metals X Ltd. (b)	733,359	231,489
Metcash Ltd.	1,263,369	3,137,736
Mineral Resources Ltd. (a)	142,562	5,146,882
Mirvac Group REIT	3,616,496	5,394,231
National Australia Bank Ltd.	2,698,378	69,919,212
National Storage REIT (a)	1,107,245	1,958,786
Netwealth Group Ltd.	173,472	2,991,807
Neuren Pharmaceuticals Ltd. (b)	91,346	959,442
NEXTDC Ltd. (b)	524,900	6,372,616

See accompanying notes to financial statements.
9

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
nib holdings Ltd.	384,098	$1,582,820
Nine Entertainment Co. Holdings Ltd. (a)	421,504	366,985
Northern Star Resources Ltd.	1,025,908	11,366,231
Orica Ltd.	340,427	4,380,978
Origin Energy Ltd.	1,975,956	13,721,907
Orora Ltd.	1,835,097	3,475,560
Paladin Energy Ltd. (b)	119,662	958,829
Peninsula Energy Ltd. (b)	1,360,570	88,726
Perpetual Ltd.	303,113	3,915,501
Perseus Mining Ltd.	1,174,535	2,126,717
Pilbara Minerals Ltd. (a) (b)	2,914,098	6,610,815
Pinnacle Investment Management Group Ltd.	229,760	2,877,099
PointsBet Holdings Ltd. (a)	709,813	344,703
PolyNovo Ltd. (a) (b)	1,272,822	2,304,684
Premier Investments Ltd.	84,442	1,804,315
Pro Medicus Ltd. (a)	46,606	5,763,343
Qantas Airways Ltd. (b)	888,816	4,575,293
QBE Insurance Group Ltd.	1,190,450	13,659,972
Qube Holdings Ltd.	1,637,996	4,488,622
Ramsay Health Care Ltd.	116,904	3,375,473
REA Group Ltd. (a)	49,168	6,856,172
Reece Ltd. (a)	236,124	4,668,616
Region RE Ltd. REIT	1,013,223	1,609,695
Renascor Resources Ltd. (a) (b)	4,542,343	255,251
Rio Tinto Ltd. (a)	342,068	30,643,808
Rio Tinto PLC	961,864	68,367,462
Sandfire Resources Ltd. (a) (b)	390,754	2,938,569
Santos Ltd.	2,921,082	14,226,039
Sayona Mining Ltd. (a) (b)	13,377,017	324,811
Scentre Group REIT	4,777,782	12,098,244
SEEK Ltd. (a)	310,387	5,350,977
Seven Group Holdings Ltd.	133,463	3,970,259
Silver Mines Ltd. (a) (b)	6,532,684	412,417
Sonic Healthcare Ltd.	537,509	10,153,985
South32 Ltd. (a) (d)	1,545,869	3,941,819
South32 Ltd. (d)	2,983,641	7,803,529
Steadfast Group Ltd.	833,956	3,280,419
Stockland REIT	2,315,004	8,415,621
Suncorp Group Ltd.	1,096,529	13,761,375
Super Retail Group Ltd.	224,390	2,828,535
Tabcorp Holdings Ltd.	3,158,555	1,106,580
Technology One Ltd.	238,611	3,949,699
Telix Pharmaceuticals Ltd. (a) (b)	503,943	7,247,427
Telstra Group Ltd.	3,806,296	10,245,600
Temple & Webster Group Ltd. (a) (b)	241,561	2,223,826
TPG Telecom Ltd. (a)	205,975	703,044
Transurban Group Stapled Security	2,787,619	25,392,255
Treasury Wine Estates Ltd.	1,215,479	10,118,866
Vault Minerals Ltd. (b)	739,603	166,757
Ventia Services Group Pty. Ltd.	731,301	2,308,398
Security Description	Shares	Value
Vicinity Ltd. REIT	2,866,967	$4,395,599
Viva Energy Group Ltd. (e)	921,306	1,872,728
Washington H Soul Pattinson & Co. Ltd. (a)	204,612	4,932,749
Webjet Group Ltd. (b)	330,489	229,277
Webjet Ltd. (a) (b)	330,489	1,685,185
Wesfarmers Ltd.	967,440	47,269,919
West African Resources Ltd. (b)	982,196	1,182,227
Westgold Resources Ltd. (a) (b)	898,993	1,603,740
Westpac Banking Corp.	3,003,294	66,089,757
Whitehaven Coal Ltd.	940,988	4,713,293
WiseTech Global Ltd. (a)	173,209	16,485,269
Woodside Energy Group Ltd.	1,660,248	29,025,295
Woolworths Group Ltd.	1,055,502	24,384,083
Worley Ltd.	734,757	7,559,412
Zip Co. Ltd. (b)	1,743,891	3,327,018
		1,457,812,116
AUSTRIA — 0.3%
ams-OSRAM AG (b)	10,751	150,519
ANDRITZ AG	30,561	2,170,949
BAWAG Group AG (e)	69,439	5,389,945
Erste Group Bank AG	309,642	17,019,620
Immofinanz AG (b)	336	6,735
Kontron AG	39,987	716,718
Lenzing AG (b)	16,414	652,151
Mondi PLC	575,422	10,967,873
Oesterreichische Post AG	26,918	901,255
OMV AG	232,556	9,956,115
Raiffeisen Bank International AG	115,736	2,306,926
Telekom Austria AG	115,998	1,139,244
UNIQA Insurance Group AG	95,797	791,166
Verbund AG	70,124	5,830,512
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,361	978,135
voestalpine AG	273,933	7,147,804
		66,125,667
BELGIUM — 0.8%
Ackermans & van Haaren NV	19,142	4,074,007
Aedifica SA REIT	124,190	8,718,084
Ageas SA	225,076	12,037,318
Anheuser-Busch InBev SA	756,484	50,133,000
Barco NV (a)	63,849	850,116
Bekaert SA	85,409	3,519,242
Colruyt Group NV (a)	53,425	2,493,517
D'ieteren Group (a)	18,406	3,900,930
Elia Group SA	28,517	3,268,572
Fagron	53,341	1,107,281
Galapagos NV (a) (b)	36,328	1,049,275
Gimv NV (a)	17,858	836,081
Groupe Bruxelles Lambert NV (d)	97,211	7,589,040

See accompanying notes to financial statements.
10

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
KBC Ancora	30,666	$1,659,903
KBC Group NV	296,660	23,646,267
Materialise NV ADR (b)	7,709	42,245
Melexis NV (a)	15,756	1,303,890
Proximus SADP	125,047	976,911
Shurgard Self Storage Ltd. REIT	21,203	996,238
Solvay SA (a)	64,704	2,541,895
Syensqo SA (a)	64,704	5,748,870
Tessenderlo Group SA (a)	22,412	639,080
UCB SA	136,221	24,628,776
Umicore SA	172,420	2,243,727
VGP NV (a)	7,224	741,736
Warehouses De Pauw CVA REIT	137,363	3,670,098
		168,416,099
BRAZIL — 0.1%
Wheaton Precious Metals Corp. (a)	366,178	22,388,914
Yara International ASA	218,768	6,939,411
		29,328,325
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	157,351	3,737,919
IAMGOLD Corp. (b)	737,488	3,870,454
		7,608,373
CAMEROON — 0.0% (f)
Golar LNG Ltd.	160,652	5,905,568
CANADA — 9.7%
AbCellera Biologics, Inc. (a) (b)	156,450	406,770
AGF Management Ltd. Class B	9,792	66,321
Agnico Eagle Mines Ltd.	462,121	37,268,650
Aimia, Inc. (a) (b)	204,248	397,626
Air Canada (a) (b)	230,363	2,794,811
Alamos Gold, Inc. Class A	354,875	7,079,375
Algonquin Power & Utilities Corp. (a)	264,439	1,446,541
Alimentation Couche-Tard, Inc.	736,241	40,748,169
AltaGas Ltd. (a)	297,305	7,367,979
ARC Resources Ltd. (a)	495,180	8,379,152
Aritzia, Inc. (a) (b)	143,850	5,412,410
Atco Ltd. Class I (a)	64,704	2,294,179
Athabasca Oil Corp. (b)	297,635	1,057,514
AtkinsRealis Group, Inc.	173,403	7,053,181
Aurinia Pharmaceuticals, Inc. (a) (b)	91,400	669,962
Aurora Cannabis, Inc. (b)	7,232	42,612
Aya Gold & Silver, Inc. (b)	125,313	1,632,561
B2Gold Corp. (a)	1,041,583	3,222,782
Badger Infrastructure Solution (a)	56,999	1,551,392
Ballard Power Systems, Inc. (a) (b)	192,369	346,021
Bank of Montreal (a)	633,683	57,244,660
Security Description	Shares	Value
Bank of Nova Scotia (a)	1,120,726	$61,132,017
Barrick Gold Corp.	1,563,226	31,126,821
Baytex Energy Corp. (a)	1,058,529	3,165,518
BCE, Inc. (a)	228,359	7,948,066
BlackBerry Ltd. (a) (b)	564,595	1,487,811
Bombardier, Inc. Class B (a) (b)	84,026	6,400,767
Boralex, Inc. Class A (a)	63,452	1,689,924
Boyd Group Services, Inc. (a)	25,400	3,853,573
Brookfield Asset Management Ltd. Class A (a)	328,741	15,559,199
Brookfield Corp. (a)	1,306,067	69,443,571
Brookfield Infrastructure Corp. Class A	127,700	5,551,516
Brookfield Wealth Solutions Ltd.	9,811	522,522
CAE, Inc. (a) (b)	251,517	4,727,056
Cameco Corp. (a)	484,556	23,174,183
Canadian Apartment Properties REIT	64,782	2,636,931
Canadian Imperial Bank of Commerce (a)	825,517	50,693,875
Canadian National Railway Co.	561,295	65,799,837
Canadian Natural Resources Ltd. (a)	1,831,968	60,900,613
Canadian Pacific Kansas City Ltd. (a)	831,188	71,167,339
Canadian Solar, Inc. (a) (b)	61,692	1,033,958
Canadian Tire Corp. Ltd. Class A (a)	73,903	8,867,047
Canadian Utilities Ltd. Class A (a)	102,359	2,720,835
Canadian Western Bank	387,463	15,438,864
Canopy Growth Corp. (a) (b)	15,157	73,039
Capital Power Corp. (a)	141,800	5,161,039
Capstone Copper Corp. (a) (b)	468,444	3,665,164
Cargojet, Inc. (a)	11,484	1,174,370
CCL Industries, Inc. Class B (a)	104,505	6,378,058
Celestica, Inc. (a) (b)	53,021	2,713,551
Cenovus Energy, Inc.	1,092,469	18,292,053
CES Energy Solutions Corp. (a)	273,910	1,516,597
CGI, Inc. (b)	194,211	22,371,750
Choice Properties Real Estate Investment Trust	130,861	1,465,581
CI Financial Corp. (a)	19,411	264,522
Cineplex, Inc. (a) (b)	53,425	427,495
Colliers International Group, Inc. (a)	24,576	3,733,835
Constellation Software, Inc.	17,117	55,749,510
Converge Technology Solutions Corp. (a)	348,417	1,191,522
Crew Energy, Inc. (b)	35,096	186,527
CT Real Estate Investment Trust	253,655	2,983,514

See accompanying notes to financial statements.
11

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Denison Mines Corp. (a) (b)	152,506	$277,704
Descartes Systems Group, Inc. (b)	70,184	7,230,103
Docebo, Inc. (b)	58,736	2,594,740
Dollarama, Inc.	297,896	30,549,252
Dye & Durham Ltd. (a)	24,913	293,029
ECN Capital Corp. (a)	24,946	40,624
Element Fleet Management Corp. (a)	336,475	7,163,123
Emera, Inc. (a)	225,470	8,893,961
Empire Co. Ltd. Class A (a)	141,188	4,319,405
Enbridge, Inc. (a)	1,902,976	77,389,616
Encore Energy Corp. (b)	52,221	210,973
Enghouse Systems Ltd.	34,252	853,162
Equinox Gold Corp. (a) (b)	111,686	682,046
Exchange Income Corp. (a)	125,011	4,758,182
Fairfax Financial Holdings Ltd.	24,301	30,717,709
Finning International, Inc.	121,420	3,989,662
First Capital Real Estate Investment Trust	116,367	1,615,072
First Majestic Silver Corp. (a)	239,872	1,441,771
FirstService Corp. (a)	28,160	5,150,907
Fortis, Inc. (a)	411,171	18,702,734
Franco-Nevada Corp.	154,869	19,256,741
George Weston Ltd.	62,663	10,529,258
Gildan Activewear, Inc. (a)	201,995	9,518,488
Global Atomic Corp. (a) (b)	129,756	136,388
GoGold Resources, Inc. (b)	87,371	82,782
Granite Real Estate Investment Trust	22,780	1,376,462
Great-West Lifeco, Inc.	264,691	9,036,270
H&R Real Estate Investment Trust	116,367	985,409
Hydro One Ltd. (e)	268,745	9,325,856
iA Financial Corp., Inc.	81,597	6,770,808
IGM Financial, Inc. (a)	69,194	2,078,458
Imperial Oil Ltd. (a)	216,714	15,263,583
Innergex Renewable Energy, Inc. (a)	441,325	3,420,314
Intact Financial Corp.	148,370	28,521,921
International Petroleum Corp. (b)	5,237	62,100
Ivanhoe Mines Ltd. Class A (a) (b)	978,053	14,566,362
K92 Mining, Inc. (b)	80,624	469,678
Keyera Corp.	149,741	4,674,176
Kinaxis, Inc. (a) (b)	10,287	1,223,444
Kinross Gold Corp.	1,032,370	9,682,170
Lightspeed Commerce, Inc. (a) (b)	90,319	1,490,887
Linamar Corp.	42,027	1,962,992
Lithium Americas Argentina Corp. (a) (b)	61,350	201,177
Lithium Americas Corp. (a) (b)	61,350	165,756
Loblaw Cos. Ltd. (a)	165,757	22,095,208
MAG Silver Corp. (b)	10,832	152,584
Magna International, Inc. (a)	292,115	11,996,403
Security Description	Shares	Value
Manulife Financial Corp. (a)	1,815,541	$53,715,662
Maple Leaf Foods, Inc. (a)	64,697	1,060,764
MEG Energy Corp. (a)	500,991	9,423,133
Methanex Corp. (a)	73,911	3,057,217
Metro, Inc.	213,559	13,514,311
MTY Food Group, Inc. (a)	144,313	4,943,784
National Bank of Canada (a)	326,798	30,900,608
New Gold, Inc. (b)	522,060	1,514,842
NexGen Energy Ltd. (a) (b)	360,647	2,354,570
Northland Power, Inc. (a)	157,463	2,719,280
Nutrien Ltd. (a)	481,963	23,185,740
Nuvei Corp. (e)	45,364	1,514,428
Onex Corp. (a)	70,426	4,938,343
Open Text Corp.	190,492	6,348,088
Osisko Gold Royalties Ltd.	129,156	2,394,876
Pan American Silver Corp.	317,558	6,638,172
Parex Resources, Inc. (a)	318,185	2,826,322
Parkland Corp. (a)	145,854	3,763,626
Payfare, Inc. (a) (b)	47,173	70,535
Pembina Pipeline Corp.	464,837	19,182,548
Peyto Exploration & Development Corp. (a)	115,732	1,319,274
Pizza Pizza Royalty Corp. (a)	236,155	2,293,463
Power Corp. of Canada (a)	554,242	17,501,731
PrairieSky Royalty Ltd. (a)	179,154	3,645,541
Precision Drilling Corp. (a) (b)	13,156	811,106
Premium Brands Holdings Corp. (a)	24,736	1,753,556
Primaris Real Estate Investment Trust	28,951	350,382
Quebecor, Inc. Class B (a)	143,897	3,761,059
Restaurant Brands International, Inc. (a)	258,549	18,677,077
RioCan Real Estate Investment Trust	136,480	2,058,894
Rogers Communications, Inc. Class B	317,803	12,792,573
Royal Bank of Canada	1,290,658	161,266,568
Russel Metals, Inc. (a)	51,309	1,558,697
Sandstorm Gold Ltd.	150,242	903,042
Saputo, Inc. (a)	228,672	4,940,920
Secure Energy Services, Inc.	148,934	1,348,283
Shopify, Inc. Class A (b)	1,058,116	84,863,887
SilverCrest Metals, Inc. (a) (b)	123,149	1,144,025
SmartCentres Real Estate Investment Trust	58,550	1,153,274
SNDL, Inc. (a) (b)	219,819	452,827
SSR Mining, Inc.	81,399	462,744
Stantec, Inc. (a)	68,287	5,497,534
Stella-Jones, Inc. (a)	51,685	3,396,951
Sun Life Financial, Inc.	491,233	28,526,022
Suncor Energy, Inc.	1,333,773	49,285,279
TC Energy Corp. (a)	917,219	43,649,291
Teck Resources Ltd. Class B	459,775	24,041,235
TELUS Corp.	444,837	7,471,299
TFI International, Inc. (a)	78,122	10,712,536
Thomson Reuters Corp.	181,125	30,929,143

See accompanying notes to financial statements.
12

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Tilray Brands, Inc. (a) (b) (d)	78,612	$138,357
Tilray Brands, Inc. (a) (b) (d)	342,475	603,346
TMC the metals Co., Inc. (a) (b)	214,153	227,002
TMX Group Ltd. (a)	209,773	6,582,240
Torex Gold Resources, Inc. (b)	73,851	1,410,929
Toromont Industries Ltd.	68,227	6,667,403
Toronto-Dominion Bank	1,592,600	100,817,315
Tourmaline Oil Corp. (a)	293,306	13,636,737
TransAlta Corp.	241,688	2,508,210
Veren, Inc. (a)	672,503	4,146,675
Vermilion Energy, Inc. (a)	96,814	945,960
Victoria Gold Corp./Vancouver (a) (b)	6,069	2,156
Well Health Technologies Corp. (b)	38,914	127,606
Wesdome Gold Mines Ltd. (a) (b)	103,688	973,982
West Fraser Timber Co. Ltd.	49,612	4,839,093
Whitecap Resources, Inc. (a)	369,625	2,763,398
WSP Global, Inc. (a)	104,481	18,582,993
Xenon Pharmaceuticals, Inc. (b)	109,530	4,312,196
		2,110,712,748
CHILE — 0.1%
Antofagasta PLC	317,337	8,568,531
Lundin Mining Corp. (a)	687,218	7,208,171
		15,776,702
CHINA — 0.5%
BOC Aviation Ltd. (e)	366,000	3,029,778
BOC Hong Kong Holdings Ltd.	3,238,500	10,381,545
BOE Varitronix Ltd. (a)	361,000	266,306
Budweiser Brewing Co. APAC Ltd. (e)	1,133,100	1,525,874
China Ruyi Holdings Ltd. (a) (b)	3,056,400	889,278
China Tobacco International HK Co. Ltd. (a)	288,000	741,551
China Traditional Chinese Medicine Holdings Co. Ltd. (a) (b)	3,296,000	1,858,575
Chow Tai Fook Jewellery Group Ltd. (a)	1,072,000	1,207,596
ENN Energy Holdings Ltd.	493,000	3,811,348
Fosun International Ltd.	1,775,500	1,138,331
Gemdale Properties & Investment Corp. Ltd. (a)	7,196,000	305,720
HUTCHMED China Ltd. ADR (a) (b)	51,631	1,008,353
Inspur Digital Enterprise Technology Ltd. (a)	746,000	358,234
Kerry Logistics Network Ltd.	752,000	838,406
Nexteer Automotive Group Ltd.	320,000	137,187
Prosus NV	1,426,625	62,509,191
Security Description	Shares	Value
S-Enjoy Service Group Co. Ltd.	282,000	$136,507
Shandong Hi-Speed Holdings Group Ltd. (a) (b)	1,742,500	1,455,916
Shangri-La Asia Ltd.	514,000	373,217
Towngas Smart Energy Co. Ltd.	1,997,259	840,816
VSTECS Holdings Ltd.	882,000	531,414
Wharf Holdings Ltd. (a)	1,471,000	4,204,210
Wilmar International Ltd.	2,846,000	7,436,895
Youzan Technology Ltd. (b)	8,168,000	98,847
Zhongyu Energy Holdings Ltd. (a) (b)	277,000	161,189
		105,246,284
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (b)	43,622	278,016
DENMARK — 2.6%
Ambu AS Class B (b)	298,370	5,858,406
AP Moller - Maersk AS Class A	2,079	3,377,072
AP Moller - Maersk AS Class B	5,685	9,583,517
Ascendis Pharma AS ADR (b)	30,297	4,523,645
Bavarian Nordic AS (b)	58,973	2,043,903
Better Collective AS (b)	28,877	642,401
Carlsberg AS Class B	90,987	10,864,770
cBrain AS	35,202	1,075,112
Chemometec AS	10,247	625,605
Coloplast AS Class B	75,967	9,951,512
D/S Norden AS	91,895	3,830,162
Danske Bank AS	664,068	20,032,892
Demant AS (b)	79,366	3,108,338
DSV AS	173,236	35,855,793
FLSmidth & Co. AS	160,266	9,103,214
Genmab AS (b)	47,564	11,535,846
GN Store Nord AS (b)	125,179	2,806,431
Green Hydrogen Systems AS (b)	124,864	101,319
H&H International AS Class B (b)	79,832	1,093,589
ISS AS	156,395	3,135,158
Jyske Bank AS	41,869	3,268,910
Netcompany Group AS (b) (e)	17,364	800,156
Novo Nordisk AS Class B	2,729,731	321,543,881
Novonesis (Novozymes) B Class B	321,180	23,186,316
Orsted AS (b) (e)	176,910	11,791,351
Pandora AS	107,976	17,822,223
Ringkjoebing Landbobank AS	23,140	3,658,334
Royal Unibrew AS (b)	35,784	3,013,474
Svitzer Group AS (b)	15,697	658,007
Tryg AS	342,954	8,153,469
Vestas Wind Systems AS (b)	921,246	20,391,679
Zealand Pharma AS (b)	84,888	10,332,202
		563,768,687

See accompanying notes to financial statements.
13

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
EGYPT — 0.0% (f)
Centamin PLC	1,991,302	$3,926,416
FINLAND — 0.9%
Cargotec OYJ Class B	57,251	3,353,209
Citycon OYJ (a)	136,605	634,530
Elisa OYJ	132,857	7,060,860
Fortum OYJ (a)	392,462	6,480,318
Huhtamaki OYJ (a)	81,256	3,163,120
Kalmar OYJ Class B (b)	57,251	1,861,581
Kemira OYJ	85,920	2,149,877
Kesko OYJ Class B (a)	261,761	5,598,833
Kone OYJ Class B	335,512	20,107,871
Konecranes OYJ	59,088	4,444,705
Mandatum OYJ	384,507	1,907,479
Metsa Board OYJ Class B (a)	167,621	1,176,692
Metso OYJ (a)	749,441	8,029,573
Neste OYJ (a)	331,123	6,441,255
Nokia OYJ (d)	3,459,496	15,150,452
Nokia OYJ (d)	1,848,088	8,060,481
Nokian Renkaat OYJ (a)	96,805	957,228
Nordea Bank Abp (d)	2,798,694	33,021,309
Nordea Bank Abp (d)	39,564	467,606
Orion OYJ Class B	87,383	4,800,122
Outokumpu OYJ (a)	526,475	2,134,063
QT Group OYJ (a) (b)	26,893	2,797,299
Sampo OYJ Class A	384,507	17,980,511
Stora Enso OYJ Class R (a)	491,290	6,305,500
Tokmanni Group Corp. (a)	101,161	1,249,811
UPM-Kymmene OYJ	450,363	15,114,016
Valmet OYJ (a)	150,388	4,827,095
Wartsila OYJ Abp	392,471	8,804,149
YIT OYJ (a)	108,885	332,968
		194,412,513
FRANCE — 6.9%
Accor SA	308,271	13,417,791
Aeroports de Paris SA	28,442	3,659,934
Air France-KLM (a) (b)	221,073	2,224,998
Air Liquide SA	462,280	89,389,635
Airbus SE	514,597	75,361,760
Alstom SA (b)	450,668	9,372,811
Alten SA	24,561	2,743,872
Arkema SA	36,332	3,466,883
AXA SA	1,415,275	54,540,757
BioMerieux	36,139	4,339,824
BNP Paribas SA	898,980	61,753,537
Bollore SE	470,783	3,144,624
Bouygues SA	228,839	7,677,199
Bureau Veritas SA	201,104	6,683,888
Capgemini SE	136,537	29,554,519
Carrefour SA (a)	604,575	10,330,209
Christian Dior SE	2,010	1,454,755
Cie de Saint-Gobain SA	431,471	39,351,720
Cie Generale des Etablissements Michelin SCA	533,079	21,691,620
Security Description	Shares	Value
Covivio SA REIT	71,261	$4,338,408
Credit Agricole SA	1,223,410	18,739,937
Danone SA	548,347	39,986,957
Dassault Aviation SA	18,253	3,768,684
Dassault Systemes SE	564,460	22,445,679
Edenred SE	295,241	11,209,719
Eiffage SA	45,617	4,410,917
Elior Group SA (a) (b) (e)	103,126	418,251
Elis SA	168,238	3,518,661
Engie SA	1,418,975	24,570,290
EssilorLuxottica SA	260,503	61,810,142
Eurazeo SE	43,975	3,619,525
Euroapi SA (a) (b)	42,118	178,152
Eutelsat Communications SACA (a) (b)	83,948	374,011
Fnac Darty SA (a) (d)	29,920	1,035,159
Fnac Darty SA (d)	1,274	43,864
Forvia SE (a) (d)	109,821	1,131,037
Forvia SE (a) (d)	15,943	162,737
Gaztransport Et Technigaz SA	18,895	2,671,820
Gecina SA REIT	36,355	4,195,352
Getlink SE	354,719	6,342,065
Hermes International SCA	30,554	75,224,158
ICADE REIT	40,108	1,187,998
Imerys SA	34,024	1,130,821
Ipsen SA	30,518	3,763,588
Kering SA	64,763	18,564,800
Klepierre SA REIT (a)	165,628	5,441,960
La Francaise des Jeux SAEM (e)	96,667	3,985,280
Legrand SA	236,576	27,274,372
L'Oreal SA	201,515	90,421,394
LVMH Moet Hennessy Louis Vuitton SE	219,148	168,393,455
Nanobiotix SA (a) (b)	73,780	409,241
Nexans SA	85,280	12,525,262
Opmobility	62,672	627,408
Orange SA (a)	1,596,060	18,320,497
Pernod Ricard SA	182,618	27,636,753
Publicis Groupe SA	198,615	21,767,436
Renault SA	209,721	9,125,967
Rexel SA (a)	256,975	7,448,118
Rubis SCA	90,240	2,469,467
Safran SA	287,602	67,758,516
Sartorius Stedim Biotech	20,885	4,376,210
SCOR SE	159,814	3,577,911
SEB SA	24,590	2,812,977
Societe BIC SA	22,836	1,539,362
Societe Generale SA	644,032	16,064,556
Sodexo SA	87,380	7,182,383
SOITEC (a) (b)	17,285	1,728,467
SPIE SA	119,394	4,570,465
Technip Energies NV	119,785	2,890,293
Teleperformance SE	51,172	5,311,279
Television Francaise 1 SA (a)	102,513	912,417
Thales SA	87,440	13,911,089

See accompanying notes to financial statements.
14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
TotalEnergies SE	1,952,916	$127,503,815
Ubisoft Entertainment SA (b)	137,573	1,550,738
Unibail-Rodamco-Westfield CDI	632,590	2,808,700
Unibail-Rodamco-Westfield REIT (a) (b)	69,996	6,140,158
Valeo SE	333,307	4,024,903
Vallourec SACA (a) (b)	11,173	169,400
Valneva SE (a) (b)	122,278	363,279
Veolia Environnement SA	695,723	22,921,153
Vinci SA	415,772	48,699,156
Viridien (a) (b)	6,046	220,243
Vivendi SE	957,973	11,097,736
Wendel SE	24,826	2,543,508
Worldline SA (a) (b) (e)	213,406	1,557,167
		1,513,085,559
GERMANY — 6.6%
1&1 AG	36,313	553,601
adidas AG	149,043	39,572,162
AIXTRON SE	112,363	2,000,801
Allianz SE	339,665	111,829,547
Aroundtown SA (b)	917,788	2,891,592
Aurubis AG (a)	24,811	1,823,408
BASF SE	766,697	40,691,500
Bayer AG	839,827	28,423,293
Bayerische Motoren Werke AG	275,314	24,329,184
Bayerische Motoren Werke AG Preference Shares	36,330	3,012,576
Bechtle AG	68,448	3,064,823
Beiersdorf AG	89,783	13,542,346
Bilfinger SE	107,811	5,823,609
BioNTech SE ADR (b)	68,611	8,148,928
Brenntag SE	136,398	10,196,166
CANCOM SE	46,038	1,445,854
Carl Zeiss Meditec AG	30,552	2,426,042
Ceconomy AG (b)	142,172	517,585
Commerzbank AG	800,833	14,769,547
CompuGroup Medical SE & Co. KGaA	34,392	545,809
Continental AG	90,834	5,893,960
Covestro AG (b) (e)	156,803	9,789,502
CTS Eventim AG & Co. KGaA	39,965	4,163,685
CureVac NV (a) (b)	40,750	119,805
Daimler Truck Holding AG	470,539	17,660,632
Deutsche Bank AG	1,772,085	30,650,951
Deutsche Boerse AG	154,999	36,448,292
Deutsche Lufthansa AG	595,517	4,373,245
Deutsche Pfandbriefbank AG (b) (e)	179,228	1,194,164
Deutsche Post AG	810,039	36,188,891
Deutsche Telekom AG	3,034,716	89,380,174
Deutz AG	103,207	518,099
Dr. Ing hc F Porsche AG Preference Shares (e)	90,982	7,260,145
Duerr AG	39,998	984,754
Security Description	Shares	Value
DWS Group GmbH & Co. KGaA (e)	28,695	$1,183,646
E.ON SE	1,956,920	29,167,601
Encavis AG (b)	139,873	2,716,232
Evonik Industries AG	104,591	2,451,305
Evotec SE (a) (b)	102,312	733,641
Fielmann Group AG	22,712	1,176,135
Fraport AG Frankfurt Airport Services Worldwide (b)	45,548	2,544,235
Freenet AG	113,659	3,389,409
Fresenius Medical Care AG	188,475	8,033,174
Fresenius SE & Co. KGaA (b)	354,312	13,535,569
FUCHS SE	47,150	1,773,354
FUCHS SE Preference Shares	59,126	2,875,739
GEA Group AG	154,287	7,569,562
Gerresheimer AG	36,245	3,236,099
Grand City Properties SA (b)	104,267	1,470,882
Grenke AG	22,714	607,132
Hamborner REIT AG	441,117	3,259,084
Hannover Rueck SE	51,373	14,683,455
Hapag-Lloyd AG (a) (e)	19,084	3,467,429
Heidelberg Materials AG	125,009	13,616,793
HelloFresh SE (a) (b)	189,214	1,941,941
Henkel AG & Co. KGaA	96,906	8,257,403
Henkel AG & Co. KGaA Preference Shares	172,830	16,279,660
Hensoldt AG	5,992	197,010
HOCHTIEF AG	13,476	1,663,412
HUGO BOSS AG (a)	56,981	2,613,063
Hypoport SE (b)	3,829	1,262,349
Immatics NV (b)	74,957	855,259
Infineon Technologies AG	1,144,360	40,179,556
Jenoptik AG	43,807	1,349,386
Jumia Technologies AG ADR (b)	174,469	931,664
Jungheinrich AG Preference Shares	39,965	1,206,956
K&S AG	184,616	2,371,529
KION Group AG	73,182	2,883,937
Knorr-Bremse AG	55,874	4,979,302
Krones AG	13,403	1,929,636
Lanxess AG	79,738	2,525,582
LEG Immobilien SE	57,002	5,966,011
Lilium NV (a) (b)	223,991	173,414
Mercedes-Benz Group AG	674,775	43,708,926
Merck KGaA	123,737	21,819,280
METRO AG	142,172	771,935
MTU Aero Engines AG	45,504	14,219,730
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	116,825	64,448,105
Nemetschek SE	45,473	4,719,764
Nordex SE (a) (b)	87,197	1,354,642
Norma Group SE	41,993	701,120
Patrizia SE	66,747	664,478
Pfeiffer Vacuum Technology AG	5,646	975,429

See accompanying notes to financial statements.
15

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	153,314	$7,029,040
ProSiebenSat.1 Media SE	194,148	1,261,071
Puma SE	80,159	3,354,805
Rational AG	2,083	2,127,130
Rheinmetall AG	36,280	19,694,483
RWE AG	588,457	21,462,511
Salzgitter AG	87,525	1,602,967
SAP SE	869,409	198,330,165
Sartorius AG Preference Shares	34,512	9,714,019
Schaeffler AG Preference Shares	142,819	738,628
Scout24 SE (e)	53,433	4,606,720
Siemens AG	648,570	131,260,550
Siemens Energy AG (b)	389,485	14,375,027
Siemens Healthineers AG (e)	233,810	14,054,428
Siltronic AG	17,123	1,306,177
Sixt SE	9,778	715,876
Sixt SE Preference Shares	13,480	786,820
Stabilus SE	19,242	788,134
Stroeer SE & Co. KGaA	34,646	2,221,401
Suedzucker AG	59,028	743,106
Symrise AG	107,978	14,955,151
TAG Immobilien AG (b)	149,166	2,765,179
Talanx AG	55,403	4,674,539
TeamViewer SE (b) (e)	84,158	1,072,618
thyssenkrupp AG	529,776	2,054,617
TUI AG (b)	541,462	4,133,404
Uniper SE (b)	9,057	557,561
United Internet AG	53,432	1,101,418
Volkswagen AG (a)	26,534	2,970,212
Volkswagen AG Preference Shares	155,118	16,474,050
Vonovia SE	683,481	24,966,416
Wacker Chemie AG	17,020	1,682,973
Zalando SE (b) (e)	171,219	5,660,056
		1,447,916,879
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	1,573,469	451,240
HONG KONG — 1.4%
AIA Group Ltd.	10,024,000	89,883,695
Alliance International Education Leasing Holdings Ltd. (b) (e)	480,000	24,718
ASMPT Ltd.	234,800	2,871,709
Bank of East Asia Ltd.	1,185,899	1,526,745
Cafe de Coral Holdings Ltd.	140,000	156,807
Cathay Pacific Airways Ltd. (a)	1,655,000	1,779,112
Champion REIT (a)	1,702,000	418,516
Chow Sang Sang Holdings International Ltd.	508,000	468,923
CK Asset Holdings Ltd.	831,531	3,661,199
CK Infrastructure Holdings Ltd.	287,500	1,969,102
CLP Holdings Ltd.	992,000	8,792,945
Dah Sing Banking Group Ltd.	658,125	590,554
Security Description	Shares	Value
Dah Sing Financial Holdings Ltd.	46,885	$149,392
DFI Retail Group Holdings Ltd.	525,500	1,140,335
Fortune Real Estate Investment Trust (a)	1,781,000	1,013,456
Futu Holdings Ltd. ADR (b)	59,285	5,670,610
Hang Lung Group Ltd. (a)	1,790,000	2,419,697
Hang Lung Properties Ltd. (a)	2,049,640	2,002,802
Hang Seng Bank Ltd.	702,200	8,836,827
Henderson Land Development Co. Ltd.	215,869	689,224
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	2,575,000	1,750,370
HKBN Ltd. (a)	842,000	336,041
HKT Trust & HKT Ltd. Stapled Security	207,900	266,315
Hong Kong & China Gas Co. Ltd.	7,334,625	6,043,334
Hong Kong Exchanges & Clearing Ltd.	1,087,239	45,659,139
Hong Kong Technology Venture Co. Ltd. (b)	841,732	182,055
Hongkong Land Holdings Ltd.	1,796,000	6,591,320
Hysan Development Co. Ltd.	377,841	653,773
Jardine Matheson Holdings Ltd.	183,905	7,183,329
Johnson Electric Holdings Ltd.	112,537	166,904
Kerry Properties Ltd.	764,500	1,629,884
Link REIT	2,655,120	13,416,603
LK Technology Holdings Ltd. (a)	92,500	43,109
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	284,478
Man Wah Holdings Ltd. (a)	834,000	693,613
Melco International Development Ltd. (a) (b)	229,000	152,421
Melco Resorts & Entertainment Ltd. ADR (a) (b)	184,238	1,435,214
Modern Dental Group Ltd.	756,000	406,834
MTR Corp. Ltd.	411,888	1,556,345
New World Development Co. Ltd. (a)	631,129	784,087
NWS Holdings Ltd.	1,792,000	1,850,253
Pacific Basin Shipping Ltd. (a)	7,696,000	2,447,264
Pacific Textiles Holdings Ltd. (a)	1,761,000	371,811
PAX Global Technology Ltd.	1,661,000	1,111,967
PCCW Ltd.	1,977,875	1,087,290
Perfect Medical Health Management Ltd. (a)	1,438,000	483,190
Power Assets Holdings Ltd.	548,500	3,516,614
Prudential PLC	2,215,158	20,638,653
Realord Group Holdings Ltd. (a) (b)	550,000	375,282
Sino Land Co. Ltd.	7,826,132	8,594,388

See accompanying notes to financial statements.
16

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sun Hung Kai Properties Ltd.	1,117,509	$12,308,065
Sunlight Real Estate Investment Trust (a)	1,542,000	395,054
Swire Pacific Ltd. Class A	25,500	217,985
Swire Pacific Ltd. Class B	892,500	1,208,767
Swire Properties Ltd.	1,120,200	2,304,576
Techtronic Industries Co. Ltd.	1,078,000	16,390,319
Value Partners Group Ltd. (a)	402,000	100,403
Vitasoy International Holdings Ltd.	230,000	163,746
Viva Goods Company Ltd. (a)	1,280,000	95,578
VTech Holdings Ltd.	198,900	1,390,444
Wharf Real Estate Investment Co. Ltd.	1,349,000	4,775,990
Yue Yuen Industrial Holdings Ltd.	921,500	1,760,548
Yuexiu Real Estate Investment Trust (a)	421,000	63,956
		304,953,679
INDONESIA — 0.0% (f)
First Pacific Co. Ltd.	3,780,000	2,092,565
IRELAND — 0.3%
AerCap Holdings NV	70,473	6,675,203
AIB Group PLC	1,331,522	7,645,704
Amarin Corp. PLC ADR (a) (b)	247,507	155,162
Bank of Ireland Group PLC	789,211	8,834,415
C&C Group PLC	450,797	984,413
Dalata Hotel Group PLC (a)	435,908	1,994,630
Glanbia PLC	107,998	1,905,598
Greencore Group PLC (b)	372,002	918,132
Kerry Group PLC Class A	132,775	13,803,300
Kingspan Group PLC	125,020	11,769,238
		54,685,795
ISRAEL — 0.7%
Airport City Ltd. (b)	53,368	802,593
Alony Hetz Properties & Investments Ltd.	119,760	919,200
Amot Investments Ltd.	153,637	664,575
Ashdod Refinery Ltd.	52,458	789,613
Bank Hapoalim BM	913,169	9,154,521
Bank Leumi Le-Israel BM	1,157,446	11,338,907
Bezeq The Israeli Telecommunication Corp. Ltd.	1,852,107	2,134,078
Camtek Ltd.	14,726	1,186,885
Check Point Software Technologies Ltd. (b)	110,113	21,230,887
Compugen Ltd. (a) (b)	106,691	193,111
Elbit Systems Ltd.	21,250	4,232,062
Electra Ltd.	1,462	583,668
Enlight Renewable Energy Ltd. (b)	68,220	1,146,997
First International Bank of Israel Ltd.	43,944	1,820,515
Gav-Yam Lands Corp. Ltd.	74,780	620,196
Security Description	Shares	Value
Global-e Online Ltd. (a) (b)	46,527	$1,788,498
Harel Insurance Investments & Financial Services Ltd.	96,515	939,021
ICL Group Ltd.	383,163	1,635,785
Innoviz Technologies Ltd. (a) (b)	507,672	420,302
Isracard Ltd.	45,048	166,279
Israel Discount Bank Ltd. Class A	988,025	5,538,167
Kornit Digital Ltd. (b)	157,865	4,078,442
Melisron Ltd.	17,274	1,310,051
Mivne Real Estate KD Ltd.	494,098	1,267,224
Mizrahi Tefahot Bank Ltd.	124,774	4,880,667
Nano Dimension Ltd. ADR (a) (b)	142,988	350,321
Nano-X Imaging Ltd. (a) (b)	45,952	279,388
Nice Ltd. (b)	55,222	9,631,969
Nova Ltd. (b)	22,303	4,670,217
Oramed Pharmaceuticals, Inc. (a) (b)	47,512	115,929
Paz Oil Co. Ltd.	7,597	800,404
Phoenix Financial Ltd.	121,116	1,367,549
Plus500 Ltd.	89,714	3,013,259
Radware Ltd. (b)	34,088	759,481
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,373	524,124
Reit 1 Ltd.	1,129,902	4,595,913
Sapiens International Corp. NV	22,218	825,477
Scinai Immunotherapeutics Ltd. ADR (b)	2	7
Shapir Engineering & Industry Ltd. (b)	118,563	682,111
Shikun & Binui Ltd. (b)	210,124	507,332
Shufersal Ltd.	1,306,027	11,621,769
Strauss Group Ltd.	308,212	4,913,561
Teva Pharmaceutical Industries Ltd. ADR (b)	936,422	16,874,324
Tower Semiconductor Ltd. (b)	90,757	4,018,517
Wix.com Ltd. (b)	42,735	7,144,010
ZIM Integrated Shipping Services Ltd.	132,254	3,393,638
		154,931,544
ITALY — 2.3%
A2A SpA	1,275,635	2,952,697
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	70,548	2,032,153
Anima Holding SpA (e)	237,346	1,443,651
Azimut Holding SpA	92,844	2,401,878
Banca Generali SpA	62,681	2,814,995
Banca IFIS SpA	167,554	4,095,271
Banca Mediolanum SpA	213,730	2,700,198
Banca Monte dei Paschi di Siena SpA	93	538

See accompanying notes to financial statements.
17

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Banca Popolare di Sondrio SpA	629,589	$4,830,739
Banco BPM SpA	875,705	5,920,670
BFF Bank SpA (e)	251,743	2,766,030
Biesse SpA	9,360	90,621
BPER Banca SpA	1,204,614	6,789,269
Brembo NV (a)	384,822	4,223,084
Brunello Cucinelli SpA	28,840	3,114,082
Buzzi SpA	98,222	3,924,421
Coca-Cola HBC AG	144,942	5,179,291
Davide Campari-Milano NV (a)	449,558	3,813,143
De' Longhi SpA	63,527	1,958,239
DiaSorin SpA	20,828	2,438,410
Enav SpA (e)	212,189	943,465
Enel SpA	6,413,819	51,359,686
Eni SpA (a)	2,062,118	31,488,129
ERG SpA	45,889	1,260,899
Esprinet SpA (b)	348,925	2,328,719
Ferrari NV	110,571	51,792,152
FinecoBank Banca Fineco SpA	435,499	7,472,846
Generali	500,809	14,504,182
Hera SpA	629,559	2,516,783
Immobiliare Grande Distribuzione SIIQ SpA REIT (a) (b)	458,480	1,289,451
Infrastrutture Wireless Italiane SpA (e)	199,998	2,466,446
Interpump Group SpA	171,486	8,015,287
Intesa Sanpaolo SpA	14,381,306	61,592,874
Iren SpA	2,594,777	5,890,264
Italgas SpA	281,223	1,704,254
Iveco Group NV	173,766	1,748,875
Leonardo SpA	409,208	9,143,068
Mediobanca Banca di Credito Finanziario SpA	364,351	6,231,666
MFE-MediaForEurope NV Class A	374,420	1,295,402
MFE-MediaForEurope NV Class B (a)	125,539	610,310
Moncler SpA	138,269	8,799,050
Nexi SpA (a) (b) (e)	209,940	1,427,378
Pirelli & C SpA (e)	340,330	2,070,048
PRADA SpA	362,500	2,800,129
Prysmian SpA	252,482	18,372,226
Recordati Industria Chimica e Farmaceutica SpA	136,401	7,733,303
Reply SpA	74,243	11,202,526
Ryanair Holdings PLC ADR (a)	268,805	12,144,610
Saipem SpA (b)	716,933	1,583,064
Salvatore Ferragamo SpA (a)	58,955	455,971
Snam SpA	1,880,224	9,591,898
Technogym SpA (e)	150,615	1,575,880
Telecom Italia SpA (a) (b) (d)	12,539,124	3,491,576
Telecom Italia SpA (b) (d)	3,389,138	1,079,511
Terna - Rete Elettrica Nazionale	1,228,773	11,091,660
Security Description	Shares	Value
UniCredit SpA	1,437,310	$63,145,798
Unipol Gruppo SpA	315,452	3,756,483
Wizz Air Holdings PLC (a) (b) (e)	73,679	1,433,024
Zignago Vetro SpA (a)	341,998	4,183,289
		493,081,562
JAPAN — 21.9%
77 Bank Ltd.	81,400	2,227,915
ABC-Mart, Inc.	28,500	607,697
Acom Co. Ltd.	564,000	1,503,054
Activia Properties, Inc. REIT	169	386,346
ADEKA Corp.	22,400	456,723
Advance Residence Investment Corp. REIT	1,524	3,585,193
Advanced Media, Inc.	6,800	52,626
Advantest Corp.	769,400	36,259,266
Aeon Co. Ltd.	1,085,420	29,586,497
AEON Financial Service Co. Ltd.	147,000	1,292,827
Aeon Mall Co. Ltd. (a)	22,100	323,064
AEON REIT Investment Corp.	545	500,269
AGC, Inc.	202,200	6,568,956
Aica Kogyo Co. Ltd.	13,300	315,856
Ain Holdings, Inc.	6,000	227,936
Air Water, Inc.	202,200	2,843,438
Aisin Corp. (a)	645,600	7,117,668
Ajinomoto Co., Inc.	564,800	21,898,635
Akita Bank Ltd. (a)	16,555	251,380
Alconix Corp.	7,800	74,325
Alfresa Holdings Corp.	204,000	3,217,450
Alps Alpine Co. Ltd. (a)	203,000	2,191,219
Amada Co. Ltd. (a)	362,800	3,696,735
Amano Corp.	23,000	692,380
ANA Holdings, Inc.	113,800	2,441,640
AnGes, Inc. (a) (b)	38,900	17,133
Anritsu Corp. (a)	34,000	258,375
Aoyama Trading Co. Ltd.	2,100	19,776
Aozora Bank Ltd. (a)	131,700	2,452,802
Arcs Co. Ltd.	21,600	386,728
ARE Holdings, Inc.	33,200	421,267
As One Corp.	20,000	404,922
Asahi Group Holdings Ltd.	1,614,708	21,205,460
Asahi Intecc Co. Ltd.	170,500	3,004,967
Asahi Kasei Corp.	1,136,750	8,598,738
Asics Corp.	820,400	17,212,111
Astellas Pharma, Inc.	1,895,400	21,824,132
Atom Corp. (a) (b)	781,300	3,889,021
Awa Bank Ltd.	2,310	39,534
Azbil Corp.	376,000	3,050,531
Bandai Namco Holdings, Inc.	628,900	14,403,498
Bank of Iwate Ltd.	204,955	3,246,840
BASE, Inc. (a) (b)	61,500	101,038
BayCurrent, Inc.	210,100	7,790,621
Bic Camera, Inc. (a)	170,500	1,886,895
BIPROGY, Inc.	82,700	2,809,857
Bridgestone Corp.	508,865	19,566,258

See accompanying notes to financial statements.
18

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Brother Industries Ltd.	203,200	$3,949,217
Calbee, Inc.	133,000	3,247,826
Can Do Co. Ltd. (a)	5,300	130,610
Canon Marketing Japan, Inc.	48,900	1,588,293
Canon, Inc. (a)	1,086,616	35,726,755
Capcom Co. Ltd.	219,400	5,104,608
Carenet, Inc.	136,000	598,043
Casio Computer Co. Ltd. (a)	573,700	4,766,796
CellSource Co. Ltd. (a)	9,100	79,523
Central Japan Railway Co.	933,800	21,654,185
Change Holdings, Inc. (a)	51,600	503,230
Chiba Bank Ltd.	553,350	4,458,444
Chubu Electric Power Co., Inc.	567,565	6,670,000
Chugai Pharmaceutical Co. Ltd.	649,540	31,477,987
Chugin Financial Group, Inc.	202,200	2,020,021
Chugoku Electric Power Co., Inc. (a)	202,700	1,384,493
Citizen Watch Co. Ltd. (a)	205,100	1,306,251
CKD Corp.	26,100	537,364
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	2,813,124
COLOPL, Inc.	2,000	7,425
Colowide Co. Ltd. (a)	2,400	29,002
Comforia Residential REIT, Inc.	127	287,668
COMSYS Holdings Corp.	118,900	2,597,613
Concordia Financial Group Ltd.	1,136,900	6,294,916
Cosmo Energy Holdings Co. Ltd.	59,500	3,250,371
Cosmos Pharmaceutical Corp.	12,000	628,104
Credit Saison Co. Ltd.	567,600	14,209,841
Creek & River Co. Ltd.	9,600	98,255
Cyber Security Cloud, Inc. (a) (b)	31,300	420,134
CyberAgent, Inc.	181,100	1,290,768
Dai Nippon Printing Co. Ltd.	478,000	8,528,076
Daicel Corp.	206,100	1,919,940
Daido Steel Co. Ltd.	207,700	2,039,392
Daifuku Co. Ltd.	337,300	6,511,842
Dai-ichi Life Holdings, Inc.	983,800	25,324,046
Daiichi Sankyo Co. Ltd.	1,701,795	56,024,557
Daiichikosho Co. Ltd.	30,000	365,352
Daikin Industries Ltd.	247,210	34,694,776
Daio Paper Corp. (a)	41,700	264,182
Daiseki Co. Ltd.	21,720	568,662
Daishi Hokuetsu Financial Group, Inc.	3,034	49,867
Daito Trust Construction Co. Ltd. (a)	43,155	5,252,577
Daiwa House Industry Co. Ltd.	571,200	17,989,765
Daiwa House REIT Investment Corp.	1,910	3,144,610
Daiwa Office Investment Corp. REIT	184	389,122
Security Description	Shares	Value
Daiwa Securities Group, Inc. (a)	2,245,950	$15,780,060
Daiwa Securities Living Investments Corp. REIT	570	386,934
Daiwabo Holdings Co. Ltd.	40,000	759,927
DCM Holdings Co. Ltd.	49,200	543,112
Demae-Can Co. Ltd. (b)	1,200	2,248
DeNA Co. Ltd.	202,800	2,527,911
Denka Co. Ltd. (a)	7,000	110,231
Denso Corp.	1,909,040	28,367,341
Dentsu Group, Inc.	204,000	6,285,151
Descente Ltd. (a)	37,600	1,142,142
Dexerials Corp.	161,700	2,289,733
DIC Corp.	36,700	832,062
Digital Garage, Inc. (a)	12,500	267,408
Dip Corp.	32,300	641,303
Disco Corp.	75,300	19,735,717
DMG Mori Co. Ltd.	143,600	3,027,808
Dowa Holdings Co. Ltd.	75,800	2,784,739
Duskin Co. Ltd. (a)	18,300	493,834
East Japan Railway Co.	1,077,100	21,449,380
Ebara Corp.	271,500	4,417,759
Eisai Co. Ltd.	258,751	9,668,793
Electric Power Development Co. Ltd. (a)	196,200	3,285,088
EM Systems Co. Ltd.	32,700	115,904
en Japan, Inc.	33,700	572,975
ENEOS Holdings, Inc.	2,775,500	15,109,633
eRex Co. Ltd. (b)	100,700	507,583
Eternal Hospitality Group Co. Ltd.	34,800	993,834
euglena Co. Ltd. (a) (b)	503,300	1,576,331
EXEO Group, Inc.	255,000	2,773,018
Ezaki Glico Co. Ltd.	48,500	1,488,161
FANUC Corp.	910,575	26,673,023
Fast Retailing Co. Ltd.	181,600	60,203,244
Feed One Co. Ltd.	778,780	4,834,708
Financial Partners Group Co. Ltd.	207,200	3,215,772
FINDEX, Inc. (a)	188,900	1,130,442
Fixstars Corp. (a)	33,900	378,484
Focus Systems Corp.	13,300	103,581
Food & Life Cos. Ltd. (a)	153,200	3,081,886
Foster Electric Co. Ltd.	359,700	4,561,632
FP Corp.	11,600	232,219
Freee KK (b)	19,200	328,054
Fronteo, Inc. (b)	12,000	58,557
Frontier Real Estate Investment Corp. REIT	177	526,521
Fuji Corp.	29,600	472,019
Fuji Electric Co. Ltd. (a)	131,500	7,924,567
Fuji Kyuko Co. Ltd.	11,500	222,137
Fuji Oil Holdings, Inc.	20,000	443,372
Fuji Seal International, Inc.	17,500	309,039
Fuji Soft, Inc.	21,600	1,362,081
FUJIFILM Holdings Corp.	1,312,030	33,828,067
Fujikura Ltd.	180,500	6,079,761

See accompanying notes to financial statements.
19

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Fujitec Co. Ltd.	30,500	$1,058,886
Fujitsu General Ltd.	23,800	351,077
Fujitsu Ltd.	1,468,210	30,130,946
Fukuoka Financial Group, Inc.	143,234	3,675,979
Fukuoka REIT Corp.	10	10,249
Fukuyama Transporting Co. Ltd. (a)	9,000	239,094
Funai Soken Holdings, Inc.	41,400	698,104
Furukawa Electric Co. Ltd. (a)	205,455	5,182,338
Fuyo General Lease Co. Ltd.	10,000	769,016
GA Technologies Co. Ltd. (b)	15,300	132,420
Gakujo Co. Ltd.	17,400	216,892
giftee, Inc. (a) (b)	33,500	250,828
Glory Ltd.	15,000	268,247
GLP J-Reit	3,625	3,362,958
GMO internet group, Inc.	26,400	463,255
GMO Payment Gateway, Inc.	31,600	1,944,072
GNI Group Ltd. (a) (b)	55,800	1,126,221
Godo Steel Ltd. (a)	52,000	1,499,581
Goldwin, Inc. (a)	31,600	1,828,753
GS Yuasa Corp.	74,100	1,475,110
GungHo Online Entertainment, Inc.	8,100	174,469
Gunma Bank Ltd.	366,600	2,249,731
Gurunavi, Inc. (b)	5,200	12,360
H.U. Group Holdings, Inc. (a)	20,000	370,735
Hachijuni Bank Ltd.	562,100	3,302,888
Hakuhodo DY Holdings, Inc. (a)	206,600	1,688,447
Hamamatsu Photonics KK (a)	406,000	5,323,357
Hankyu Hanshin Holdings, Inc.	207,700	6,420,927
Hankyu Hanshin REIT, Inc.	3,637	3,147,795
Hanwa Co. Ltd.	18,700	649,741
Harmonic Drive Systems, Inc.	10,200	252,076
Haseko Corp. (a)	207,000	2,709,784
Hazama Ando Corp. (a)	162,500	1,271,235
Heiwa Real Estate REIT, Inc.	772	698,923
Hikari Tsushin, Inc.	17,600	3,921,365
Hino Motors Ltd. (b)	203,700	659,490
Hirogin Holdings, Inc.	197,000	1,523,224
Hirose Electric Co. Ltd.	22,240	2,831,309
HIS Co. Ltd. (a) (b)	46,700	549,469
Hisamitsu Pharmaceutical Co., Inc. (a)	23,800	642,753
Hitachi Construction Machinery Co. Ltd. (a)	77,600	1,883,037
Hitachi Ltd.	3,955,075	104,545,152
Hitachi Zosen Corp.	134,100	929,063
Hokkaido Electric Power Co., Inc. (a)	258,900	1,747,177
Hokkoku Financial Holdings, Inc. (a)	16,555	492,460
Hokuhoku Financial Group, Inc.	28,600	312,413
Hokuriku Electric Power Co. (a)	204,600	1,322,805
Honda Motor Co. Ltd.	4,492,825	47,349,928
Security Description	Shares	Value
Horiba Ltd.	47,800	$3,122,506
Hoshino Resorts REIT, Inc. (a)	98	336,053
Hoshizaki Corp.	86,100	3,000,017
House Foods Group, Inc.	12,000	255,537
Hoya Corp.	363,406	50,265,574
Hulic Co. Ltd.	513,600	5,222,534
Hulic Reit, Inc.	1,701	1,652,957
Hyakugo Bank Ltd.	202,550	771,740
Ibiden Co. Ltd. (a)	172,300	5,330,170
Ichigo Office REIT Investment Corp.	11,389	6,632,436
Idemitsu Kosan Co. Ltd.	999,270	7,181,555
IHI Corp. (a)	139,900	7,279,612
Iida Group Holdings Co. Ltd. (a)	188,600	2,915,231
Iino Kaiun Kaisha Ltd. (a)	158,000	1,386,256
Inaba Denki Sangyo Co. Ltd.	23,600	631,907
Industrial & Infrastructure Fund Investment Corp. REIT	3,432	2,869,597
Infomart Corp. (a)	1,132,400	2,588,750
INFRONEER Holdings, Inc.	135,812	1,113,252
Inpex Corp.	781,400	10,586,921
Intage Holdings, Inc. (a)	313,500	3,478,219
Internet Initiative Japan, Inc.	46,000	971,197
Invincible Investment Corp. REIT	5,469	2,374,335
Iriso Electronics Co. Ltd.	4,400	78,470
Isetan Mitsukoshi Holdings Ltd. (a)	364,100	5,666,154
Istyle, Inc. (a) (b)	796,400	3,012,111
Isuzu Motors Ltd.	757,200	10,221,988
ITmedia, Inc.	9,100	103,380
Ito En Ltd.	8,200	195,656
ITOCHU Corp. (a)	1,276,650	68,527,116
Itoham Yonekyu Holdings, Inc.	29,100	786,294
Iwatani Corp.	210,400	3,035,973
Iyogin Holdings, Inc.	207,900	1,975,224
Izumi Co. Ltd.	6,100	151,263
J Front Retailing Co. Ltd.	202,600	2,190,443
Jade Group, Inc. (b)	26,200	379,885
JAFCO Group Co. Ltd.	41,100	580,986
Jamco Corp. (a) (b)	89,400	830,000
Japan Airlines Co. Ltd.	144,100	2,536,156
Japan Airport Terminal Co. Ltd.	63,900	2,301,990
Japan Elevator Service Holdings Co. Ltd.	51,200	1,113,199
Japan Excellent, Inc. REIT	2,028	1,728,280
Japan Exchange Group, Inc.	1,138,000	14,762,018
Japan Hotel REIT Investment Corp.	3,626	1,812,493
Japan Logistics Fund, Inc. REIT	37	70,901
Japan Metropolitan Fund Invest REIT	5,924	4,000,688
Japan Petroleum Exploration Co. Ltd.	494,500	3,602,272
Japan Post Bank Co. Ltd.	1,248,300	11,676,632

See accompanying notes to financial statements.
20

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Japan Post Holdings Co. Ltd.	1,767,100	$16,875,410
Japan Post Insurance Co. Ltd.	137,100	2,495,864
Japan Prime Realty Investment Corp. REIT	1,144	2,787,220
Japan Real Estate Investment Corp. REIT (a)	1,320	5,269,295
Japan Steel Works Ltd.	31,100	1,092,327
Japan Tobacco, Inc.	985,100	28,780,292
JCR Pharmaceuticals Co. Ltd.	24,400	112,072
Jeol Ltd.	15,300	594,608
JFE Holdings, Inc. (a)	569,710	7,641,140
JGC Holdings Corp.	203,900	1,785,408
JMDC, Inc. (a)	24,400	795,763
JTEKT Corp.	204,900	1,463,264
Justsystems Corp.	13,100	327,866
Kadokawa Corp.	46,800	1,045,017
Kagome Co. Ltd.	11,700	262,399
Kajima Corp.	425,937	7,966,963
Kakaku.com, Inc.	206,300	3,593,376
Kaken Pharmaceutical Co. Ltd. (a)	36,900	986,219
Kamigumi Co. Ltd.	18,400	419,223
Kaneka Corp.	7,600	207,321
Kansai Electric Power Co., Inc.	770,200	12,761,284
Kansai Paint Co. Ltd. (a)	206,300	3,680,632
Kao Corp.	537,100	26,693,540
Katitas Co. Ltd.	20,300	282,559
Kawasaki Heavy Industries Ltd. (a)	155,800	6,322,840
Kawasaki Kisen Kaisha Ltd. (a)	586,400	9,076,409
KDDI Corp.	1,527,000	49,042,492
KDX Realty Investment Corp. REIT	4,469	4,723,943
Keihan Holdings Co. Ltd.	119,300	2,526,284
Keikyu Corp. (a)	208,000	1,700,615
Keio Corp. (a)	83,800	2,005,951
Keisei Electric Railway Co. Ltd. (a)	204,100	6,091,323
Kewpie Corp.	135,000	3,378,775
Key Coffee, Inc. (a)	16,100	226,237
Keyence Corp.	174,200	83,251,622
Kikkoman Corp.	780,000	8,877,517
Kinden Corp.	160,800	3,541,107
Kintetsu Group Holdings Co. Ltd. (a)	119,410	2,976,902
Kirin Holdings Co. Ltd.	772,400	11,804,155
Kiyo Bank Ltd. (a)	573,000	6,709,836
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	670,431
Kobayashi Pharmaceutical Co. Ltd.	14,300	570,141
Kobe Bussan Co. Ltd. (a)	127,000	4,016,695
Kobe Steel Ltd. (a)	362,799	4,340,957
Koei Tecmo Holdings Co. Ltd.	42,120	487,189
Security Description	Shares	Value
Koito Manufacturing Co. Ltd. (a)	176,500	$2,436,993
Kokusai Electric Corp. (a)	87,300	1,940,814
Kokuyo Co. Ltd.	171,300	3,031,042
Komatsu Ltd.	985,020	27,311,167
Konami Group Corp.	87,100	8,856,750
Konica Minolta, Inc.	937,375	2,707,797
Kosaido Holdings Co. Ltd. (a)	441,400	1,573,784
Kose Corp.	10,300	668,521
Kotobuki Spirits Co. Ltd. (a)	48,000	610,906
K's Holdings Corp.	202,600	2,184,777
Kubota Corp.	1,154,250	16,388,994
Kuraray Co. Ltd.	362,400	5,369,874
Kureha Corp.	24,000	477,013
Kurita Water Industries Ltd.	174,310	7,513,950
Kusuri No. Aoki Holdings Co. Ltd.	21,000	489,325
Kyocera Corp.	1,245,200	14,450,727
Kyoritsu Maintenance Co. Ltd. (a)	2,400	40,302
Kyoto Financial Group, Inc.	255,600	3,939,249
Kyowa Kirin Co. Ltd.	204,100	3,605,710
Kyudenko Corp.	70,100	3,314,362
Kyushu Electric Power Co., Inc.	364,900	3,985,992
Kyushu Financial Group, Inc. (a)	203,900	993,699
Kyushu Railway Co.	107,900	3,119,173
LaSalle Logiport REIT	298	298,542
Lasertec Corp.	72,300	11,931,219
Leopalace21 Corp.	1,600	6,689
Lifenet Insurance Co. (a) (b)	135,000	1,577,076
LIKE, Inc. (a)	6,200	62,676
Lion Corp.	202,400	2,285,207
Lixil Corp. (a)	204,200	2,446,146
LY Corp.	3,852,000	11,291,552
M3, Inc.	504,200	5,068,789
Mabuchi Motor Co. Ltd.	85,800	1,334,027
Macnica Holdings, Inc.	156,900	2,178,435
Makita Corp.	205,400	6,951,492
Mani, Inc.	21,000	267,345
Marubeni Corp.	1,834,350	30,008,242
Maruha Nichiro Corp.	10,200	226,120
Marui Group Co. Ltd. (a)	204,500	3,417,626
Maruichi Steel Tube Ltd. (a)	65,500	1,539,964
Maruwa Co. Ltd.	11,200	3,284,676
MatsukiyoCocokara & Co. (a)	352,580	5,799,921
Matsuya Co. Ltd. (a)	567,600	3,432,425
Mazda Motor Corp. (a)	570,200	4,265,338
McDonald's Holdings Co. Japan Ltd. (a)	61,600	2,945,638
Mebuki Financial Group, Inc.	771,400	3,098,219
Medical Data Vision Co. Ltd.	3,800	14,293
Medipal Holdings Corp.	571,999	9,959,197
Medley, Inc. (a) (b)	28,100	751,416
MEIJI Holdings Co. Ltd.	191,400	4,803,733

See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Meiko Network Japan Co. Ltd. (a)	567,500	$2,697,847
MEITEC Group Holdings, Inc.	31,500	698,312
Menicon Co. Ltd.	20,200	206,039
Mercari, Inc. (b)	74,200	1,300,471
Micronics Japan Co. Ltd.	66,600	1,832,152
Milbon Co. Ltd.	22,600	500,537
Minebea Mitsumi, Inc.	364,100	7,173,055
Mirait One Corp.	39,700	589,505
MISUMI Group, Inc.	233,100	4,220,700
Mitsubishi Chemical Group Corp.	1,343,500	8,630,748
Mitsubishi Corp.	3,846,614	79,398,265
Mitsubishi Electric Corp.	2,120,650	34,150,708
Mitsubishi Estate Co. Ltd.	1,140,225	18,003,343
Mitsubishi Estate Logistics REIT Investment Corp.	139	358,578
Mitsubishi Gas Chemical Co., Inc.	204,100	3,951,726
Mitsubishi HC Capital, Inc. (a)	972,500	6,870,185
Mitsubishi Heavy Industries Ltd.	2,995,600	44,345,519
Mitsubishi Logistics Corp.	65,500	2,391,226
Mitsubishi Materials Corp. (a)	154,200	2,775,902
Mitsubishi Motors Corp. (a)	778,100	2,091,579
Mitsubishi UFJ Financial Group, Inc.	10,744,324	109,178,376
Mitsui & Co. Ltd.	2,632,052	58,477,777
Mitsui Chemicals, Inc. (a)	167,210	4,447,945
Mitsui Fudosan Co. Ltd.	2,364,200	22,114,790
Mitsui Fudosan Logistics Park, Inc. REIT	136	403,607
Mitsui High-Tec, Inc. (a)	127,500	802,758
Mitsui Mining & Smelting Co. Ltd.	25,400	866,555
Mitsui OSK Lines Ltd. (a)	306,365	10,550,573
Miura Co. Ltd.	141,100	3,464,368
MIXI, Inc.	2,100	40,520
Mizuho Financial Group, Inc.	2,142,070	43,967,544
Mochida Pharmaceutical Co. Ltd.	12,000	281,460
Monex Group, Inc.	72,300	304,283
Money Forward, Inc. (b)	31,200	1,277,534
MonotaRO Co. Ltd. (a)	176,000	2,949,944
Mori Hills REIT Investment Corp.	482	428,961
Mori Trust Reit, Inc.	474	216,057
Morinaga & Co. Ltd.	41,800	838,542
Morinaga Milk Industry Co. Ltd. (a)	24,000	589,430
MS&AD Insurance Group Holdings, Inc.	1,341,397	31,227,992
m-up Holdings, Inc.	11,400	105,600
Murata Manufacturing Co. Ltd.	1,794,000	35,198,972
Musashino Bank Ltd.	208,555	3,885,620
Nabtesco Corp.	140,900	2,432,062
Nachi-Fujikoshi Corp.	1,500	32,666
Security Description	Shares	Value
Nagase & Co. Ltd.	175,600	$3,929,639
Nagawa Co. Ltd. (a)	10,700	549,063
Nagoya Railroad Co. Ltd.	190,400	2,317,438
Nakanishi, Inc.	32,700	608,781
Nankai Electric Railway Co. Ltd.	29,100	480,016
NANO MRNA Co. Ltd. (a) (b)	571,200	726,779
Nanto Bank Ltd. (a)	208,355	4,384,428
NEC Corp.	233,400	22,436,032
NEC Networks & System Integration Corp.	32,100	621,399
NET One Systems Co. Ltd.	18,600	465,390
Nexon Co. Ltd.	486,600	9,625,522
NexTone, Inc. (b)	18,000	213,675
NGK Insulators Ltd.	207,900	2,719,385
NH Foods Ltd.	106,000	3,952,027
NHK Spring Co. Ltd.	204,700	2,601,682
Nichias Corp.	24,600	978,565
Nichirei Corp.	201,600	6,295,772
NIDEC Corp.	1,104,200	23,204,874
Nifco, Inc.	100,100	2,544,488
Nihon Kohden Corp.	182,400	2,712,282
Nihon M&A Center Holdings, Inc. (a)	125,300	573,503
Nihon Parkerizing Co. Ltd.	40,600	352,241
Nikkon Holdings Co. Ltd.	29,400	389,184
Nikon Corp. (a)	569,400	5,913,337
Nintendo Co. Ltd.	1,034,500	55,225,405
Nippon Accommodations Fund, Inc. REIT	119	530,775
Nippon Building Fund, Inc. REIT	7,680	7,076,510
Nippon Electric Glass Co. Ltd.	33,700	792,082
NIPPON EXPRESS HOLDINGS, Inc.	60,700	3,200,075
Nippon Gas Co. Ltd.	43,500	698,542
Nippon Kayaku Co. Ltd.	151,400	1,321,998
Nippon Paint Holdings Co. Ltd.	1,185,500	9,095,961
Nippon Paper Industries Co. Ltd.	4,200	28,775
Nippon Parking Development Co. Ltd.	1,349,500	2,188,786
Nippon Prologis REIT, Inc.	2,020	3,476,818
NIPPON REIT Investment Corp.	97	219,715
Nippon Sanso Holdings Corp.	202,900	7,394,559
Nippon Shinyaku Co. Ltd.	18,500	481,900
Nippon Shokubai Co. Ltd.	48,800	591,577
Nippon Steel Corp. (a)	771,000	17,237,542
Nippon Telegraph & Telephone Corp.	26,104,500	26,790,692
Nippon Television Holdings, Inc.	2,000	31,383
Nippon Yusen KK (a)	470,765	17,179,763
Nipro Corp.	181,300	1,804,254
Nishimatsu Construction Co. Ltd.	24,600	874,862

See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nishi-Nippon Financial Holdings, Inc.	153,800	$1,754,765
Nishi-Nippon Railroad Co. Ltd.	16,000	255,928
Nissan Chemical Corp.	95,900	3,436,685
Nissan Motor Co. Ltd. (a)	2,268,941	6,384,569
Nissei ASB Machine Co. Ltd.	4,300	143,694
Nisshin Seifun Group, Inc.	205,600	2,613,839
Nisshinbo Holdings, Inc.	190,100	1,274,244
Nissin Foods Holdings Co. Ltd.	167,700	4,697,804
Nissui Corp.	1,713,900	10,993,451
Niterra Co. Ltd. (a)	189,500	5,292,593
Nitori Holdings Co. Ltd.	74,200	11,305,852
Nitto Boseki Co. Ltd. (a)	25,100	1,033,550
Nitto Denko Corp.	800,500	13,366,850
NOF Corp.	170,400	2,930,537
NOK Corp.	53,700	842,441
Nomura Holdings, Inc.	2,725,585	14,157,646
Nomura Real Estate Holdings, Inc. (a)	112,500	3,013,056
Nomura Real Estate Master Fund, Inc. REIT	3,645	3,641,432
Nomura Research Institute Ltd.	407,500	15,098,923
NSD Co. Ltd.	29,700	657,162
NSK Ltd. (a)	364,800	1,838,537
NTN Corp. (a)	551,500	988,181
NTT Data Group Corp.	982,600	17,685,289
NTT UD REIT Investment Corp.	285	228,534
Nxera Pharma Co. Ltd. (a) (b)	68,700	591,711
Obayashi Corp. (a)	571,550	7,244,268
Obic Co. Ltd.	264,000	9,313,087
Odakyu Electric Railway Co. Ltd. (a)	363,199	4,060,089
Ogaki Kyoritsu Bank Ltd.	16,555	210,873
Oisix ra daichi, Inc. (a) (b)	4,200	41,695
Oji Holdings Corp. (a)	586,200	2,352,341
Oki Electric Industry Co. Ltd.	3,600	24,513
Okinawa Financial Group, Inc.	205,000	3,264,751
OKUMA Corp. (a)	23,600	505,361
Olympus Corp.	1,142,800	21,719,112
Omron Corp.	203,700	9,323,433
Ono Pharmaceutical Co. Ltd. (a)	564,700	7,546,309
Open House Group Co. Ltd. (a)	21,200	801,077
Oracle Corp. Japan	34,200	3,525,440
Oriental Land Co. Ltd.	1,005,300	25,989,929
ORIX Corp.	1,139,300	26,427,555
Orix JREIT, Inc.	2,005	2,153,020
Osaka Gas Co. Ltd.	372,300	8,391,325
Osaka Soda Co. Ltd. (a)	100,000	1,341,583
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,976,225
OSG Corp.	39,500	559,059
Otsuka Corp.	208,600	5,168,333
Otsuka Holdings Co. Ltd.	565,500	31,955,652
Security Description	Shares	Value
PALTAC Corp.	12,000	$369,966
Pan Pacific International Holdings Corp.	500,900	12,939,216
Panasonic Holdings Corp.	2,086,850	18,134,470
Park24 Co. Ltd. (b)	50,100	627,826
Penta-Ocean Construction Co. Ltd.	197,700	883,458
PeptiDream, Inc. (a) (b)	25,100	466,940
Persol Holdings Co. Ltd.	2,201,600	3,952,537
Pharma Foods International Co. Ltd. (a)	155,500	968,614
Pigeon Corp.	188,300	2,214,210
Pilot Corp.	15,200	471,281
Pola Orbis Holdings, Inc.	30,800	318,465
Procrea Holdings, Inc.	1,010	12,399
Rakus Co. Ltd.	31,300	489,391
Rakuten Bank Ltd. (b)	122,300	2,757,393
Rakuten Group, Inc. (b)	1,501,700	9,717,376
Recruit Holdings Co. Ltd.	1,465,400	89,179,999
Relo Group, Inc.	128,200	1,683,163
Remixpoint, Inc. (a) (b)	124,300	153,811
Renesas Electronics Corp.	1,336,700	19,428,127
Rengo Co. Ltd.	369,700	2,581,749
RENOVA, Inc. (a) (b)	15,500	109,445
ReproCELL, Inc. (a) (b)	571,000	483,019
Resona Holdings, Inc. (a)	1,914,200	13,350,153
Resonac Holdings Corp.	179,100	4,607,718
Resorttrust, Inc.	37,100	745,942
Ricoh Co. Ltd.	568,000	6,125,140
Ringer Hut Co. Ltd.	900	13,830
Rinnai Corp.	132,400	3,268,347
Riso Kyoiku Co. Ltd.	947,518	1,709,030
Rock Field Co. Ltd. (a)	566,800	5,816,991
Rohm Co. Ltd. (a)	219,200	2,461,096
Rohto Pharmaceutical Co. Ltd.	190,502	4,757,223
Rorze Corp.	115,000	1,583,823
Ryohin Keikaku Co. Ltd.	172,100	3,169,123
Sakata Seed Corp.	12,700	313,416
SanBio Co. Ltd. (a) (b)	187,500	1,511,378
San-In Godo Bank Ltd.	202,650	1,728,419
Sanken Electric Co. Ltd. (a) (b)	11,100	520,390
Sankyo Co. Ltd.	246,300	3,626,313
Sankyu, Inc.	7,300	245,681
Sanrio Co. Ltd.	194,100	5,604,258
Sansan, Inc. (b)	32,400	486,770
Santen Pharmaceutical Co. Ltd.	364,900	4,424,770
Sanwa Holdings Corp.	202,900	5,354,778
Sapporo Holdings Ltd.	81,900	4,528,433
Sawai Group Holdings Co. Ltd. (a)	36,900	525,613
SBI Holdings, Inc. (a)	203,500	4,687,727
SCREEN Holdings Co. Ltd. (a)	84,400	5,884,516
SCSK Corp.	165,300	3,420,060
Secom Co. Ltd.	417,496	15,451,788
Sega Sammy Holdings, Inc.	190,800	3,814,933

See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Seibu Holdings, Inc. (a)	204,400	$4,559,846
Seiko Epson Corp.	365,200	6,738,992
Seino Holdings Co. Ltd. (a)	203,600	3,426,071
Sekisui Chemical Co. Ltd.	364,000	5,678,593
Sekisui House Ltd.	569,400	15,819,320
Sekisui House Reit, Inc.	5,554	2,950,951
Senko Group Holdings Co. Ltd. (a)	56,600	493,430
Seria Co. Ltd.	20,100	493,226
Seven & i Holdings Co. Ltd.	2,101,984	31,550,333
Seven Bank Ltd. (a)	572,900	1,146,681
SG Holdings Co. Ltd.	538,400	5,800,296
Sharp Corp. (a) (b)	173,700	1,153,385
SHIFT, Inc. (a) (b)	6,800	649,385
Shiga Bank Ltd.	2,310	52,405
Shikoku Bank Ltd.	1,820	12,253
Shikoku Electric Power Co., Inc.	203,700	1,812,138
Shimadzu Corp.	209,400	6,988,784
Shimamura Co. Ltd.	18,000	984,564
Shimano, Inc.	70,500	13,391,254
Shimizu Corp.	568,113	3,906,174
Shin-Etsu Chemical Co. Ltd.	1,827,785	76,374,937
Shinko Electric Industries Co. Ltd. (b)	28,200	1,082,143
Shionogi & Co. Ltd.	624,900	8,971,142
Ship Healthcare Holdings, Inc.	19,200	313,893
Shiseido Co. Ltd.	369,700	10,015,293
Shizuoka Financial Group, Inc.	557,800	4,853,063
SHO-BOND Holdings Co. Ltd.	17,600	697,897
Shochiku Co. Ltd. (a)	3,400	251,363
Skylark Holdings Co. Ltd.	197,400	3,188,568
SMC Corp.	52,700	23,450,468
SMS Co. Ltd.	185,200	2,792,113
Socionext, Inc. (a)	199,000	3,945,498
SoftBank Corp.	24,644,000	32,252,215
SoftBank Group Corp.	927,272	54,628,923
Sohgo Security Services Co. Ltd.	131,000	947,882
Sojitz Corp. (a)	176,200	4,145,085
Sompo Holdings, Inc.	896,000	20,051,007
Sony Group Corp.	5,554,100	107,847,544
Sotetsu Holdings, Inc. (a)	83,200	1,387,248
Sourcenext Corp. (a) (b)	1,183,400	1,638,096
Square Enix Holdings Co. Ltd.	63,700	2,536,154
Stanley Electric Co. Ltd.	195,773	3,645,424
Starts Proceed Investment Corp. REIT (a)	51	68,742
Subaru Corp.	569,900	9,888,785
Sugi Holdings Co. Ltd.	24,300	452,822
SUMCO Corp. (a)	340,900	3,674,971
Sumitomo Bakelite Co. Ltd.	30,600	859,341
Sumitomo Chemical Co. Ltd.	2,234,650	6,366,190
Sumitomo Corp.	1,177,975	26,303,497
Sumitomo Electric Industries Ltd.	934,920	15,003,557
Sumitomo Forestry Co. Ltd.	200,600	9,950,063
Security Description	Shares	Value
Sumitomo Heavy Industries Ltd.	92,400	$2,222,148
Sumitomo Metal Mining Co. Ltd.	241,400	7,241,662
Sumitomo Mitsui Financial Group, Inc.	3,426,900	72,950,996
Sumitomo Mitsui Trust Holdings, Inc. (a)	648,110	15,364,520
Sumitomo Osaka Cement Co. Ltd.	8,800	251,376
Sumitomo Pharma Co. Ltd. (a) (b)	189,900	791,250
Sumitomo Realty & Development Co. Ltd.	379,400	12,747,458
Sumitomo Rubber Industries Ltd.	204,200	2,237,720
Sumitomo Warehouse Co. Ltd. (a)	68,000	1,280,229
Sun Corp. (a)	1,800	91,862
Sun Frontier Fudousan Co. Ltd.	3,100	38,100
Sundrug Co. Ltd.	58,600	1,734,567
Suntory Beverage & Food Ltd.	86,900	3,276,976
SUNWELS Co. Ltd. (a)	129,900	1,468,458
Suruga Bank Ltd. (a)	203,300	1,584,728
Suzuken Co. Ltd.	90,900	3,179,339
Suzuki Motor Corp.	1,724,700	19,201,515
SymBio Pharmaceuticals Ltd. (a) (b)	36,600	62,433
Sysmex Corp. (a)	448,100	8,856,115
Systena Corp.	162,400	421,214
T&D Holdings, Inc.	652,200	11,376,112
Tadano Ltd.	5,200	34,732
Taiheiyo Cement Corp.	138,800	3,269,136
Taisei Corp.	194,487	8,511,526
Taiyo Yuden Co. Ltd. (a)	366,400	7,468,115
Takara Bio, Inc.	19,600	137,847
Takara Holdings, Inc.	186,000	1,582,508
Takasago Thermal Engineering Co. Ltd.	61,400	2,206,348
Takashimaya Co. Ltd. (a)	306,400	2,448,372
Takeda Pharmaceutical Co. Ltd. (a)	1,366,815	39,206,110
Takeuchi Manufacturing Co. Ltd.	31,700	979,544
Takuma Co. Ltd.	33,400	374,302
TDK Corp.	1,933,325	24,639,622
TechnoPro Holdings, Inc.	29,400	571,187
Teijin Ltd. (a)	570,510	5,647,666
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	24,200	361,376
Terumo Corp.	1,315,200	24,825,503
THK Co. Ltd.	121,800	2,140,696
TIS, Inc.	166,000	4,237,039
Toagosei Co. Ltd.	55,100	622,302
Tobu Railway Co. Ltd.	195,300	3,417,477
Toda Corp. (a)	191,000	1,257,710

See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Toei Animation Co. Ltd.	38,500	$814,195
Toei Co. Ltd. (a)	17,000	540,758
Toho Bank Ltd. (a)	12,101	22,165
Toho Co. Ltd.	202,800	8,241,586
Toho Gas Co. Ltd.	29,600	821,326
Toho Holdings Co. Ltd. (a)	13,500	428,387
Tohoku Electric Power Co., Inc.	567,400	5,438,377
Tokai Carbon Co. Ltd.	203,500	1,310,287
Tokio Marine Holdings, Inc.	1,782,495	65,186,181
Tokuyama Corp.	9,100	183,444
Tokyo Century Corp.	162,800	1,827,858
Tokyo Electric Power Co. Holdings, Inc. (b)	1,139,775	5,074,963
Tokyo Electron Ltd.	428,665	75,789,554
Tokyo Gas Co. Ltd.	375,095	8,750,643
Tokyo Ohka Kogyo Co. Ltd.	131,600	3,209,958
Tokyo Seimitsu Co. Ltd.	20,800	1,097,875
Tokyo Tatemono Co. Ltd.	202,700	3,254,338
Tokyu Corp.	586,575	7,598,738
Tokyu Fudosan Holdings Corp.	365,500	2,519,456
Tokyu REIT, Inc.	379	410,954
Tomy Co. Ltd.	109,400	2,991,980
Topcon Corp.	45,200	488,371
TOPPAN Holdings, Inc.	334,200	9,915,721
Toray Industries, Inc.	2,092,750	12,336,457
Tosoh Corp.	304,900	4,077,696
TOTO Ltd. (a)	187,800	7,007,051
Towa Corp. (a)	91,500	1,405,380
Toyo Seikan Group Holdings Ltd.	201,600	3,172,550
Toyo Suisan Kaisha Ltd.	72,700	4,751,624
Toyo Tire Corp.	202,600	2,956,000
Toyoda Gosei Co. Ltd.	16,000	273,490
Toyota Boshoku Corp.	36,100	471,440
Toyota Industries Corp.	203,400	15,677,328
Toyota Motor Corp.	10,680,600	189,844,977
Toyota Tsusho Corp.	615,200	11,117,813
Trend Micro, Inc.	128,800	7,641,197
Trusco Nakayama Corp.	43,300	748,305
TS Tech Co. Ltd.	36,400	443,676
Tsuburaya Fields Holdings, Inc. (a)	68,200	1,189,114
Tsumura & Co.	3,500	110,403
Tsuruha Holdings, Inc.	39,800	2,523,672
UBE Corp.	35,100	655,058
Ulvac, Inc.	24,700	1,315,641
Unicharm Corp.	363,800	13,182,155
United Urban Investment Corp. REIT	2,070	1,998,511
Ushio, Inc.	30,600	434,270
USS Co. Ltd.	429,320	4,071,397
Valor Holdings Co. Ltd.	18,900	291,084
Wacoal Holdings Corp.	25,300	792,571
Wacom Co. Ltd.	62,600	298,908
Warabeya Nichiyo Holdings Co. Ltd. (a)	208,800	3,392,416
Security Description	Shares	Value
Welcia Holdings Co. Ltd.	13,000	$185,221
West Japan Railway Co.	369,700	7,040,428
Workman Co. Ltd.	5,600	174,609
Yakult Honsha Co. Ltd. (a)	463,600	10,757,050
Yamada Holdings Co. Ltd.	1,352,280	4,241,947
Yamagata Bank Ltd.	1,634	11,549
Yamaguchi Financial Group, Inc.	175,800	1,904,377
Yamaha Corp. (a)	613,200	5,287,907
Yamaha Motor Co. Ltd.	1,015,900	9,090,828
Yamanashi Chuo Bank Ltd.	1,510	16,890
Yamato Holdings Co. Ltd. (a)	209,400	2,392,055
Yamato Kogyo Co. Ltd.	21,300	1,065,745
Yamazaki Baking Co. Ltd.	203,600	4,050,222
Yaoko Co. Ltd.	27,100	1,841,906
Yaskawa Electric Corp.	223,800	7,819,857
Yokogawa Electric Corp.	204,000	5,212,668
Yokohama Rubber Co. Ltd.	129,900	2,916,938
Yoshinoya Holdings Co. Ltd. (a)	22,600	496,271
Zenkoku Hosho Co. Ltd.	15,800	623,428
Zenrin Co. Ltd.	2,100	12,831
Zensho Holdings Co. Ltd.	83,300	4,621,566
Zeon Corp. (a)	191,400	1,819,130
ZOZO, Inc. (a)	119,500	4,355,935
		4,778,959,176
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	121,451	3,113,176
LUXEMBOURG — 0.1%
Aperam SA	40,542	1,273,248
ArcelorMittal SA	459,830	12,080,572
Birkenstock Holding PLC (a) (b)	57,800	2,848,962
Eurofins Scientific SE (a)	85,177	5,409,017
SES SA (a)	293,361	1,472,671
SUSE SA (b)	46	657
		23,085,127
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	7,933,170
MGM China Holdings Ltd.	639,200	1,020,416
Sands China Ltd. (b)	2,261,200	5,798,919
SJM Holdings Ltd. (a) (b)	71,250	28,344
Wynn Macau Ltd. (a)	817,200	711,204
		15,492,053
MALTA — 0.0% (f)
Kindred Group PLC SDR	196,684	2,504,973
MEXICO — 0.0% (f)
Borr Drilling Ltd. (b)	63,930	352,042
Fresnillo PLC	173,252	1,421,074
		1,773,116
NETHERLANDS — 3.2%
Aalberts NV	85,213	3,465,517

See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
ABN AMRO Bank NV GDR (e)	380,086	$6,874,081
Adyen NV (b) (e)	24,954	39,062,295
Aegon Ltd.	1,342,949	8,645,070
Akzo Nobel NV	143,227	10,118,412
Argenx SE (b)	49,740	26,956,792
ASM International NV	40,755	26,808,640
ASML Holding NV	341,024	283,775,302
ASR Nederland NV	127,219	6,247,243
BE Semiconductor Industries NV	69,866	8,853,944
Euronext NV (e)	82,859	9,011,670
EXOR NV	79,128	8,491,086
Fugro NV	107,598	2,454,533
Heineken Holding NV	81,839	6,192,610
Heineken NV (a)	190,296	16,913,935
IMCD NV	45,375	7,894,898
ING Groep NV	3,422,078	62,153,840
Koninklijke Ahold Delhaize NV	781,449	27,062,391
Koninklijke KPN NV	4,000,787	16,382,376
Koninklijke Philips NV (b)	929,100	30,506,254
Merus NV (a) (b)	96,739	4,833,080
NN Group NV	208,236	10,406,954
OCI NV	34,203	976,447
Pharming Group NV (a) (b)	386,407	323,437
Pluxee NV (b)	87,380	1,846,843
PostNL NV (a)	1,216,137	1,704,731
Randstad NV (a)	56,878	2,831,150
Redcare Pharmacy NV (b) (e)	18,989	2,746,571
SBM Offshore NV	379,209	6,936,515
Universal Music Group NV (a)	733,826	19,246,187
Wolters Kluwer NV	236,837	39,991,918
		699,714,722
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a) (b)	1,423,685	6,204,865
Air New Zealand Ltd. (a)	1,091,532	368,078
Auckland International Airport Ltd.	517,679	2,460,419
Contact Energy Ltd.	628,972	3,269,499
Fisher & Paykel Healthcare Corp. Ltd.	619,187	13,690,033
Fletcher Building Ltd. (a) (b)	372,579	699,308
Goodman Property Trust REIT	2,027,083	2,650,399
Infratil Ltd.	996,589	7,767,478
Kiwi Property Group Ltd. REIT (a)	2,481,139	1,460,228
Meridian Energy Ltd.	1,127,143	4,259,840
Ryman Healthcare Ltd. (a) (b)	482,714	1,320,645
Spark New Zealand Ltd.	1,665,693	3,211,186
Xero Ltd. (b)	117,485	12,180,144
		59,542,122
NORWAY — 0.6%
Aker BP ASA	277,884	5,967,858
Aker Solutions ASA	121,420	467,805
AutoStore Holdings Ltd. (b) (e)	406,050	416,357
Security Description	Shares	Value
Crayon Group Holding ASA (b) (e)	10,974	$129,925
DNB Bank ASA	799,425	16,424,696
DNO ASA	695,951	753,922
Equinor ASA	963,181	24,388,959
Freyr Battery, Inc. (a) (b)	98,073	95,141
Gjensidige Forsikring ASA	160,407	3,006,303
Kongsberg Gruppen ASA	74,166	7,266,862
Leroy Seafood Group ASA	239,484	1,100,031
LINK Mobility Group Holding ASA (b)	233,778	533,803
Mowi ASA	300,752	5,418,170
NEL ASA (b)	206,257	97,717
Nordic Semiconductor ASA (b)	538,831	5,456,018
Norsk Hydro ASA	1,759,917	11,439,089
Orkla ASA	1,274,700	12,035,804
Pexip Holding ASA	202,213	744,909
Salmar ASA	45,914	2,412,821
Schibsted ASA Class A	59,126	1,911,990
Schibsted ASA Class B	58,959	1,781,200
SpareBank 1 SR-Bank ASA	156,137	2,019,042
Storebrand ASA	975,480	10,734,063
Telenor ASA	726,391	9,310,362
TGS ASA	117,551	1,107,692
TOMRA Systems ASA	187,551	2,768,931
		127,789,470
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	7,306,702	3,305,894
EDP SA	3,244,327	14,852,653
Galp Energia SGPS SA	365,416	6,851,420
Greenvolt-Energias Renovaveis SA (b)	208,174	1,928,361
Jeronimo Martins SGPS SA	211,033	4,154,633
Mota-Engil SGPS SA (a)	472,999	1,354,567
NOS SGPS SA	1,120,815	4,571,988
		37,019,516
SINGAPORE — 1.4%
AIMS APAC REIT	2,491,831	2,565,692
CapitaLand Ascendas REIT	2,105,334	4,696,767
CapitaLand Ascott Trust REIT	2,993,288	2,276,487
Capitaland India Trust	1,670,800	1,511,800
CapitaLand Integrated Commercial Trust REIT	4,712,026	7,792,118
CapitaLand Investment Ltd.	4,650,246	11,317,291
CDL Hospitality Trusts REIT	56,794	45,187
City Developments Ltd.	564,000	2,375,663
ComfortDelGro Corp. Ltd.	1,714,700	2,019,654
COSCO Shipping International Singapore Co. Ltd. (a) (b)	8,181,700	893,477
DBS Group Holdings Ltd.	1,886,207	55,982,977
Digital Core REIT Management Pte. Ltd.	3,968,800	2,440,812
ESR-LOGOS REIT	6,682,322	1,511,602

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Frasers Centrepoint Trust REIT	1,324,476	$2,376,205
Genting Singapore Ltd.	11,522,964	7,864,737
Grab Holdings Ltd. Class A (b)	2,181,469	8,289,582
IGG, Inc. (a)	668,000	364,637
Jardine Cycle & Carriage Ltd. (a)	143,133	3,081,490
Keppel Infrastructure Trust	5,363,369	1,945,372
Keppel Ltd.	1,163,775	6,018,587
Keppel REIT	1,006,744	749,954
Manulife U.S. Real Estate Investment Trust (b)	2,357,500	292,330
Mapletree Logistics Trust REIT	2,128,083	2,423,558
Mapletree Pan Asia Commercial Trust REIT	1,714,600	1,979,413
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	3,473,830	40,916,406
Parkway Life Real Estate Investment Trust	603,000	1,975,507
SATS Ltd.	720,750	2,029,569
Sea Ltd. ADR (b)	330,454	31,155,203
Seatrium Ltd. (a) (b)	2,606,018	3,618,340
Sembcorp Industries Ltd.	763,900	3,301,097
Singapore Airlines Ltd. (a)	1,130,989	5,999,006
Singapore Exchange Ltd.	762,900	6,795,880
Singapore Technologies Engineering Ltd.	576,600	2,095,910
Singapore Telecommunications Ltd.	5,265,100	13,306,493
STMicroelectronics NV (a)	653,827	19,439,309
Suntec Real Estate Investment Trust	1,896,200	1,967,197
United Overseas Bank Ltd.	1,134,708	28,473,913
UOL Group Ltd.	568,554	2,465,804
Venture Corp. Ltd.	194,900	2,134,474
		296,489,500
SOUTH AFRICA — 0.2%
Anglo American PLC	1,230,954	40,106,171
SOUTH KOREA — 4.4%
Advanced Nano Products Co. Ltd.	18,049	1,298,777
Advanced Process Systems Corp.	30,078	449,203
Alteogen, Inc. (b)	36,096	9,026,070
Amorepacific Corp.	24,905	2,812,930
AMOREPACIFIC Group	24,429	520,263
Anterogen Co. Ltd. (b)	4,278	47,043
Asiana Airlines, Inc. (b)	199,934	1,446,338
BGF retail Co. Ltd.	7,489	656,870
Bioneer Corp. (b)	27,711	579,564
BNC Korea Co. Ltd. (b)	154,281	678,379
BNK Financial Group, Inc.	259,772	1,795,778
Bukwang Pharmaceutical Co. Ltd. (b)	38,531	149,386
Celltrion Pharm, Inc. (b)	28,207	1,481,854
Security Description	Shares	Value
Celltrion, Inc.	137,039	$20,476,731
Cheil Worldwide, Inc.	60,861	855,880
Chunbo Co. Ltd. (b)	4,204	194,174
CJ CGV Co. Ltd. (b)	354,266	1,565,847
CJ CheilJedang Corp.	11,106	2,581,803
CJ Corp.	12,104	1,100,532
CJ ENM Co. Ltd. (b)	13,105	702,501
CJ Logistics Corp.	7,319	521,067
CMG Pharmaceutical Co. Ltd. (b)	156,371	260,678
Com2uSCorp	7,559	242,198
CosmoAM&T Co. Ltd. (b)	21,485	2,060,273
Coupang, Inc. (b)	919,153	22,565,206
Coway Co. Ltd.	46,180	2,355,438
CS Wind Corp.	19,122	1,008,961
Daehan Flour Mill Co. Ltd.	34,360	3,662,754
Daewoo Engineering & Construction Co. Ltd. (b)	170,954	500,691
DB HiTek Co. Ltd.	33,343	1,027,547
DB Insurance Co. Ltd.	55,156	4,736,575
Delivery Hero SE (b) (e)	151,985	6,143,741
Deutsch Motors, Inc.	106,102	378,907
Devsisters Co. Ltd. (b)	17,026	507,772
DGB Financial Group, Inc.	142,163	879,482
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	21,862	273,338
DL E&C Co. Ltd.	24,202	550,592
DL Holdings Co. Ltd.	10,747	361,192
Dongjin Semichem Co. Ltd.	29,060	644,444
Dongkuk CM Co. Ltd.	16,383	82,184
Dongkuk Steel Mill Co. Ltd.	27,746	196,261
Dongsuh Cos., Inc.	42,020	615,021
Dongwon F&B Co. Ltd.	95,661	2,395,731
Doosan Bobcat, Inc.	41,406	1,285,527
Doosan Co. Ltd.	24,335	3,154,227
Doosan Enerbility Co. Ltd. (b)	295,936	4,053,081
Doosan Fuel Cell Co. Ltd. (b)	39,627	575,148
Douzone Bizon Co. Ltd.	16,631	666,410
Ecopro BM Co. Ltd. (b)	43,010	6,068,169
Ecopro Co. Ltd. (b)	91,897	6,226,255
E-MART, Inc.	13,295	601,869
Enchem Co. Ltd. (b)	16,303	2,266,487
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	86,480
Eubiologics Co. Ltd. (b)	12,022	107,929
F&F Co. Ltd.	17,132	897,409
Fila Holdings Corp.	41,374	1,336,737
GeneOne Life Science, Inc. (b)	78,610	157,196
Genexine, Inc. (b)	22,367	105,361
Gradiant Corp.	50,268	468,968
Gravity Co. Ltd. ADR	1,923	113,995
Green Cross Corp.	5,270	610,541
Green Cross Holdings Corp.	30,294	358,839
GS Engineering & Construction Corp. (b)	70,688	991,373

See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
GS Holdings Corp.	57,839	$1,881,968
GS Retail Co. Ltd.	80,335	1,311,579
Hana Financial Group, Inc.	251,628	11,314,312
Hana Tour Service, Inc.	73,655	2,844,366
Hanall Biopharma Co. Ltd. (b)	67,246	1,992,645
Hancom, Inc.	131,034	1,874,777
Hanjin Kal Corp.	29,812	1,880,775
Hankook Tire & Technology Co. Ltd.	66,935	2,121,630
Hanmi Pharm Co. Ltd.	5,993	1,473,388
Hanmi Science Co. Ltd.	33,100	807,441
Hanmi Semiconductor Co. Ltd.	61,695	5,109,405
Hanon Systems	217,121	706,469
Hansol Chemical Co. Ltd.	7,387	759,205
Hanssem Co. Ltd.	38,138	1,641,943
Hanwha Aerospace Co. Ltd.	47,631	10,817,777
Hanwha Corp.	44,838	990,914
Hanwha Galleria Corp. (b)	97,241	103,212
Hanwha Industrial Solutions Co. Ltd. (b)	52,759	1,343,485
Hanwha Ocean Co. Ltd. (b)	113,150	2,643,368
Hanwha Solutions Corp.	110,387	2,182,078
Hanwha Systems Co. Ltd.	130,843	1,788,998
Harim Co. Ltd.	745,134	1,609,699
HD Hyundai Co. Ltd.	38,537	2,254,401
HD Hyundai Construction Equipment Co. Ltd.	1,651	66,282
HD Hyundai Electric Co. Ltd.	1,901	478,993
HD Hyundai Heavy Industries Co. Ltd. (b)	15,436	2,179,006
HD Hyundai Infracore Co. Ltd.	274,312	1,573,251
HD HYUNDAI MIPO	18,940	1,443,999
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,217	5,198,387
Helixmith Co. Ltd. (b)	9,260	24,642
Hite Jinro Co. Ltd.	28,817	448,441
HL Mando Co. Ltd.	28,073	790,003
HLB Global Co. Ltd. (b)	68,831	267,387
HLB Life Science Co. Ltd. (b)	177,709	1,479,889
HLB, Inc. (b)	97,439	6,385,656
HMM Co. Ltd.	307,940	4,363,484
Hotel Shilla Co. Ltd.	79,124	2,892,198
HS Industries Co. Ltd.	124,330	377,449
Hucentech Co. Ltd. (b) (c)	167,826	96,573
Hugel, Inc. (b)	5,964	1,092,283
Humasis Co. Ltd. (b)	113,578	140,181
Huons Co. Ltd.	64,019	1,407,468
Huons Global Co. Ltd.	38,183	948,954
HYBE Co. Ltd.	16,311	2,105,450
Hyosung Advanced Materials Corp.	1,617	357,973
Hyosung Heavy Industries Corp.	9,504	2,532,801
Hyosung TNC Corp.	1,670	405,464
Hyundai Bioland Co. Ltd.	446,148	2,043,608
Hyundai Elevator Co. Ltd.	73,816	2,568,348
Security Description	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	58,631	$1,367,474
Hyundai Glovis Co. Ltd.	36,104	3,371,032
Hyundai Marine & Fire Insurance Co. Ltd.	90,654	2,287,667
Hyundai Mobis Co. Ltd.	56,833	9,452,610
Hyundai Motor Co.	126,036	23,516,697
Hyundai Motor Co. Preference Shares (d)	16,765	2,248,666
Hyundai Motor Co. Preference Shares (d)	16,796	2,182,183
Hyundai Rotem Co. Ltd.	60,811	2,492,521
Hyundai Steel Co.	69,935	1,492,075
Hyundai Wia Corp.	13,329	524,924
Industrial Bank of Korea	92,975	993,241
Inscobee, Inc. (b)	42,890	39,226
ISU Specialty Chemical (b)	37,639	1,479,425
Jeil Pharmaceutical Co. Ltd.	6,378	72,769
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	85,322	1,748,589
JYP Entertainment Corp.	23,097	890,180
Kakao Corp.	262,152	7,246,918
Kakao Games Corp. (b)	34,032	455,426
KakaoBank Corp.	273,049	4,416,140
Kakaopay Corp. (b)	15,051	280,832
Kangwon Land, Inc.	69,841	906,325
KB Financial Group, Inc.	401,949	24,866,310
KCC Corp.	1,797	414,312
KCC Glass Corp.	1,410	43,183
KG Eco Solution Co. Ltd.	29,266	129,803
Kia Corp.	237,140	18,115,995
KIWOOM Securities Co. Ltd.	72,922	7,249,262
KMW Co. Ltd. (b)	30,520	174,340
Koh Young Technology, Inc.	413,525	3,345,641
Korea Aerospace Industries Ltd.	61,094	2,434,043
Korea Electric Power Corp. ADR (a) (b)	646,563	5,017,329
Korea Investment Holdings Co. Ltd.	47,043	2,640,480
Korea Zinc Co. Ltd.	11,309	5,949,829
Korean Air Lines Co. Ltd.	207,397	3,576,357
Krafton, Inc. (b)	38,745	10,147,712
KT&G Corp.	91,496	7,619,419
Kum Yang Co. Ltd. (b)	42,710	1,708,139
Kumho Petrochemical Co. Ltd.	15,355	1,854,060
L&F Co. Ltd. (b)	25,058	2,174,874
LabGenomics Co. Ltd. (b)	202,351	514,504
LEENO Industrial, Inc.	7,156	1,034,246
LG Chem Ltd.	39,841	10,861,296
LG Chem Ltd. Preference Shares	16,836	3,122,069
LG Corp.	97,500	5,897,568
LG Display Co. Ltd. (b)	233,186	1,950,795
LG Display Co. Ltd. ADR (a) (b)	623,920	2,526,876
LG Electronics, Inc.	102,635	8,185,999

See accompanying notes to financial statements.
28

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
LG Energy Solution Ltd. (b)	29,134	$9,234,567
LG H&H Co. Ltd.	7,697	2,230,759
LG H&H Co. Ltd. Preference Shares	1,604	196,376
LG Innotek Co. Ltd.	22,370	3,729,189
LG Uplus Corp.	189,334	1,420,331
Lotte Chemical Corp.	13,013	1,010,033
Lotte Corp.	64,403	1,213,989
Lotte Energy Materials Corp.	17,809	561,085
LOTTE Fine Chemical Co. Ltd.	13,251	486,387
Lotte Shopping Co. Ltd.	11,249	529,031
Lotte Wellfood Co. Ltd.	15,877	1,713,118
LS Corp.	23,048	2,171,380
LS Electric Co. Ltd.	29,831	3,725,168
Lunit, Inc. (b)	39,389	1,295,195
LX Holdings Corp.	45,771	249,908
LX Semicon Co. Ltd.	9,697	476,804
MedPacto, Inc. (b)	26,493	122,771
Medytox, Inc.	12,757	1,876,919
Meritz Financial Group, Inc.	69,315	5,146,812
Mezzion Pharma Co. Ltd. (b)	45,792	948,966
Mirae Asset Securities Co. Ltd.	320,726	2,065,086
Modetour Network, Inc.	343,441	2,778,623
mPlus Corp.	124,425	997,151
Naturecell Co. Ltd. (b)	17,606	132,614
NAVER Corp.	132,647	17,183,147
NCSoft Corp.	13,305	1,943,301
NeoPharm Co. Ltd.	5,136	103,686
Netmarble Corp. (b) (e)	52,104	2,370,718
Nexon Games Co. Ltd. (b)	154,914	1,852,761
NH Investment & Securities Co. Ltd.	120,234	1,233,877
NHN Corp.	10,400	135,676
NongShim Co. Ltd.	3,772	1,110,515
OCI Co. Ltd.	3,679	229,568
OCI Holdings Co. Ltd.	7,299	395,732
Orion Corp.	13,224	985,960
Orion Holdings Corp.	1,346	16,366
Oscotec, Inc. (b)	23,854	632,969
Ottogi Corp.	5,684	1,853,809
Pan Ocean Co. Ltd.	201,485	615,533
Pearl Abyss Corp. (b)	28,679	846,532
Pharmicell Co. Ltd. (b)	32,772	135,579
Posco DX Co. Ltd.	66,106	1,541,816
POSCO Future M Co. Ltd.	27,466	5,250,822
POSCO Holdings, Inc. ADR (a)	309,149	21,637,339
Rainbow Robotics (b)	14,815	1,584,934
S-1 Corp.	30,125	1,361,465
Sajo Industries Co. Ltd.	25,469	1,256,214
Sam Chun Dang Pharm Co. Ltd.	35,319	3,770,385
Samsung Biologics Co. Ltd. (b) (e)	15,418	11,518,992
Samsung C&T Corp.	76,069	8,015,836
Samsung E&A Co. Ltd. (b)	104,465	1,757,460
Security Description	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	45,830	$4,643,630
Samsung Electronics Co. Ltd. GDR	172,038	201,112,422
Samsung Electronics Co. Ltd. Preference Shares	591,725	23,031,890
Samsung Fire & Marine Insurance Co. Ltd.	27,841	7,334,423
Samsung Heavy Industries Co. Ltd. (b)	620,079	4,755,978
Samsung Life Insurance Co. Ltd.	68,002	4,846,514
Samsung SDI Co. Ltd.	49,500	14,327,254
Samsung SDS Co. Ltd.	30,220	3,575,005
Samsung Securities Co. Ltd.	80,919	2,694,825
SD Biosensor, Inc. (b)	26,334	184,864
Seegene, Inc.	33,048	625,478
Shin Poong Pharmaceutical Co. Ltd. (b)	20,789	197,922
Shinhan Financial Group Co. Ltd.	433,613	18,402,938
Shinsegae, Inc.	7,687	935,231
SK Biopharmaceuticals Co. Ltd. (b)	16,757	1,332,667
SK Bioscience Co. Ltd. (b)	16,662	705,877
SK Chemicals Co. Ltd.	9,381	365,857
SK Hynix, Inc.	475,775	63,523,985
SK IE Technology Co. Ltd. (b) (e)	17,657	488,784
SK Innovation Co. Ltd. (b)	61,235	5,483,382
SK Square Co. Ltd. (b)	84,395	5,214,587
SK, Inc.	33,338	3,905,622
SKC Co. Ltd. (b)	21,184	2,319,759
SM Entertainment Co. Ltd.	16,509	844,576
S-Oil Corp.	33,783	1,581,035
SOLUM Co. Ltd. (b)	80,552	1,250,444
Solus Advanced Materials Co. Ltd.	26,626	254,512
Soulbrain Co. Ltd.	8,287	1,406,832
T&R Biofab Co. Ltd. (b)	28,849	145,381
Taihan Electric Wire Co. Ltd. (b)	92,078	847,058
TCC Steel	35,689	1,045,262
Wemade Co. Ltd. (b)	23,175	602,546
WONIK IPS Co. Ltd. (b)	28,080	666,731
Woori Financial Group, Inc.	566,424	6,713,751
Youlchon Chemical Co. Ltd.	108,116	1,876,756
Yuhan Corp.	47,919	5,225,395
Yungjin Pharmaceutical Co. Ltd. (b)	64,171	115,564
		956,901,334
SPAIN — 2.3%
Abertis Infraestructuras SA (b)	1,256	4,205
Acciona SA	22,796	3,243,789
Acerinox SA	240,006	2,588,855
ACS Actividades de Construccion y Servicios SA	270,187	12,507,973

See accompanying notes to financial statements.
29

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Aedas Homes SA (e)	19,037	$542,842
Aena SME SA (e)	61,352	13,530,050
Almirall SA (a)	136,471	1,331,176
Amadeus IT Group SA	392,863	28,464,489
Amper SA (a) (b)	6,805,740	802,090
Atlantica Sustainable Infrastructure PLC	78,950	1,735,321
Atresmedia Corp. de Medios de Comunicacion SA	199,935	1,059,903
Audax Renovables SA (b)	476,615	989,383
Banco Bilbao Vizcaya Argentaria SA	5,173,679	56,054,824
Banco de Sabadell SA (a)	4,084,338	8,701,845
Banco Santander SA	14,292,257	73,382,010
Bankinter SA	720,506	6,375,070
Befesa SA (e)	52,981	1,537,366
CaixaBank SA	3,720,105	22,270,385
Cellnex Telecom SA (b) (e)	494,140	20,090,601
CIE Automotive SA	47,459	1,369,187
Construcciones y Auxiliar de Ferrocarriles SA	38,382	1,529,254
Distribuidora Internacional de Alimentacion SA (b)	14,856,072	212,226
EDP Renovaveis SA (a)	254,309	4,458,838
eDreams ODIGEO SA (a) (b)	243,084	1,847,512
Enagas SA (a)	198,907	3,059,025
Ence Energia y Celulosa SA (a)	401,403	1,345,750
Endesa SA	268,662	5,885,865
Ercros SA	89,789	350,231
Faes Farma SA	299,754	1,242,818
Fluidra SA	89,895	2,357,692
Gestamp Automocion SA (e)	148,014	456,753
Global Dominion Access SA (a) (e)	96,738	316,876
Grenergy Renovables SA (a) (b)	44,322	1,884,639
Grifols SA (a) (b)	360,196	4,110,418
Grifols SA ADR (b)	222,486	1,975,676
Iberdrola SA	4,492,637	69,644,580
Indra Sistemas SA (a)	439,173	8,082,394
Industria de Diseno Textil SA	946,410	56,128,653
Inmobiliaria Colonial Socimi SA REIT (a)	256,861	1,785,953
Laboratorios Farmaceuticos Rovi SA	35,214	2,813,922
Lar Espana Real Estate Socimi SA REIT	203,354	1,826,974
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	717,603	864,951
Logista Integral SA	104,736	3,163,061
Mapfre SA (a)	844,628	2,254,812
Melia Hotels International SA	93,477	678,634
Merlin Properties Socimi SA REIT	276,078	3,503,289
Security Description	Shares	Value
Naturgy Energy Group SA (a)	155,189	$4,021,674
Neinor Homes SA (e)	76,299	1,279,006
Obrascon Huarte Lain SA (a) (b)	1,563,437	460,298
Pharma Mar SA	45,270	2,511,023
Prosegur Cash SA (a) (e)	1,384,911	904,194
Redeia Corp. SA	380,935	7,427,241
Repsol SA (a)	1,084,847	14,341,260
Sacyr SA	603,093	2,186,171
Sacyr SA (b)	15,077	54,654
Solaria Energia y Medio Ambiente SA (a) (b)	104,936	1,343,296
Soltec Power Holdings SA (a) (b)	116,109	207,075
Talgo SA (b) (e)	77,818	302,234
Tecnicas Reunidas SA (b)	132,999	1,758,938
Telefonica SA (a)	5,038,306	24,718,720
Tubacex SA (a)	673,608	2,495,911
Unicaja Banco SA (e)	3,185,283	4,070,402
Viscofan SA (a)	37,190	2,643,926
		509,088,183
SWEDEN — 3.1%
AAK AB	148,839	4,889,548
AddTech AB Class B	218,939	6,570,373
AFRY AB	124,954	2,280,497
Alfa Laval AB	452,873	21,784,511
Arise AB	43,990	184,221
Arjo AB Class B	64,693	285,408
Assa Abloy AB Class B	869,858	29,313,921
Atlas Copco AB Class A	2,159,963	41,860,657
Atlas Copco AB Class B	1,375,639	23,586,415
Atrium Ljungberg AB Class B (a)	50,300	1,220,705
Beijer Ref AB (a)	239,127	3,938,426
BHG Group AB (a) (b)	177,053	267,939
BICO Group AB (a) (b)	95,295	418,160
Bilia AB Class A	264,501	3,133,849
Billerud Aktiebolag	186,211	2,140,124
Biotage AB	51,290	944,680
Boliden AB	249,352	8,474,416
BoneSupport Holding AB (b) (e)	90,613	2,728,241
Boozt AB (b) (e)	57,135	630,161
Bravida Holding AB (e)	171,535	1,293,713
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	72,438	2,944,227
Camurus AB (b)	29,306	1,867,655
Castellum AB (b)	432,916	6,357,116
Catena AB (a)	41,000	2,345,954
Cellavision AB	5,275	152,475
Cibus Nordic Real Estate AB publ (a)	73,463	1,276,250
Cint Group AB (b)	220,123	213,682
Dometic Group AB (e)	253,410	1,509,970
Electrolux AB Class B (b)	424,194	4,123,678

See accompanying notes to financial statements.
30

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Electrolux Professional AB Class B	286,759	$1,895,394
Elekta AB Class B (a)	228,504	1,632,075
Embracer Group AB (b)	535,560	1,394,297
Enad Global 7 AB	111,088	166,578
Epiroc AB Class A	560,975	12,147,467
Epiroc AB Class B	343,737	6,520,986
EQT AB	432,974	14,843,090
Essity AB Class B	520,953	16,286,527
Evolution AB (e)	194,950	19,193,822
Fabege AB (a)	239,877	2,380,643
Fastighets AB Balder Class B (b)	610,383	5,372,450
G5 Entertainment AB	15,436	139,032
Genovis AB (a) (b)	263,308	706,546
Getinge AB Class B	87,488	1,888,441
H & M Hennes & Mauritz AB Class B (a)	895,297	15,262,250
Hansa Biopharma AB (a) (b)	123,962	489,900
Hemnet Group AB	58,057	2,140,926
Hexagon AB Class B	1,594,947	17,182,114
Hexatronic Group AB (b)	261,761	1,333,002
Hexpol AB	274,085	2,839,110
HMS Networks AB (a)	45,272	1,804,342
Holmen AB Class B	85,311	3,698,050
Hufvudstaden AB Class A	155,326	2,125,340
Husqvarna AB Class B (a)	361,110	2,529,330
Industrivarden AB Class A	190,533	7,052,462
Industrivarden AB Class C (a)	143,870	5,298,292
Indutrade AB	229,302	7,139,249
Instalco AB	298,606	1,231,353
Intrum AB (a)	62,707	296,876
Investment AB Latour Class B	104,885	3,276,945
Investor AB Class A	483,708	14,912,175
Investor AB Class B	1,373,783	42,358,964
INVISIO AB	28,717	654,423
JM AB (a)	70,526	1,412,385
Kinnevik AB (b)	1,176	2,668
Kinnevik AB Class B	282,072	2,297,960
KNOW IT AB	336,335	5,229,209
L E Lundbergforetagen AB Class B (a)	62,723	3,595,097
Lifco AB Class B	178,479	5,884,387
Lindab International AB	27,157	759,794
Loomis AB	62,617	2,061,989
Medicover AB Class B	10,881	204,382
MIPS AB	32,597	1,739,733
Modern Times Group MTG AB Class B (b)	159,858	1,245,860
Munters Group AB (e)	127,901	2,924,793
Mycronic AB	97,452	3,797,480
NCC AB Class B	124,583	2,085,683
Net Insight AB Class B (b)	718,995	544,038
Nibe Industrier AB Class B (a)	1,399,415	7,684,178
Nolato AB Class B	278,968	1,538,416
Nyfosa AB	244,861	2,908,398
Security Description	Shares	Value
Orron Energy AB (a) (b)	199,823	$163,539
Pandox AB	64,487	1,291,445
Peab AB Class B	262,062	2,104,438
PowerCell Sweden AB (a) (b)	45,477	208,618
Rvrc Holding AB	27,496	128,358
Saab AB Class B (a)	343,668	7,319,804
Sagax AB Class B	206,961	5,904,655
Samhallsbyggnadsbolaget i Norden AB (a)	715,677	517,169
Sandvik AB	1,142,668	25,577,745
Sectra AB Class B (a)	177,459	4,968,418
Securitas AB Class B (a)	434,251	5,522,064
Sedana Medical AB (a) (b)	210,001	497,211
Skandinaviska Enskilda Banken AB Class A	1,525,255	23,360,480
Skanska AB Class B	350,633	7,326,329
SKF AB Class B	320,872	6,394,269
SSAB AB Class A	317,040	1,663,298
SSAB AB Class B	593,027	3,042,184
Stillfront Group AB (b)	434,749	279,422
Storskogen Group AB Class B	516,763	496,239
Svenska Cellulosa AB SCA Class B	433,006	6,319,993
Svenska Handelsbanken AB Class A	1,306,399	13,435,678
Swedbank AB Class A	762,952	16,204,996
SwedenCare AB	165,589	723,347
Swedish Orphan Biovitrum AB (b)	220,162	7,102,280
Tele2 AB Class B	751,424	8,517,513
Telefonaktiebolaget LM Ericsson Class B (a)	2,815,774	21,311,503
Telia Co. AB (a)	1,262,632	4,090,606
Tethys Oil AB	270,388	1,448,421
Thule Group AB (e)	78,409	2,394,829
Trelleborg AB Class B	213,116	8,203,723
Truecaller AB Class B (a)	320,190	1,216,751
Viaplay Group AB (a) (b)	158,408	11,799
Vicore Pharma Holding AB (a) (b)	165,714	117,870
Vimian Group AB (a) (b)	90,073	414,972
Vitec Software Group AB Class B	15,630	811,059
Vitrolife AB	87,322	2,200,150
Volvo AB Class A	180,161	4,813,014
Volvo AB Class B	1,346,005	35,613,375
Volvo Car AB Class B (a) (b)	97,225	267,794
Wallenstam AB Class B (a)	359,334	2,089,728
Wihlborgs Fastigheter AB	225,543	2,607,742
Xvivo Perfusion AB (b)	11,251	567,178
		676,095,879
SWITZERLAND — 5.1%
ABB Ltd.	1,428,507	82,961,956
Accelleron Industries AG	87,405	4,542,511
Adecco Group AG	262,648	8,960,950
Alcon, Inc.	451,570	45,138,264

See accompanying notes to financial statements.
31

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
ALSO Holding AG	5,580	$1,792,638
Aryzta AG (b)	350,739	673,994
Ascom Holding AG	27,945	183,197
Avolta AG	65,662	2,786,675
Bachem Holding AG (a)	27,752	2,342,413
Baloise Holding AG	42,036	8,596,064
Barry Callebaut AG (a)	2,035	3,777,856
Belimo Holding AG	4,273	3,057,027
BKW AG	16,946	3,081,639
Bucher Industries AG	5,684	2,584,096
Cembra Money Bank AG	23,098	2,161,801
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	14,537,182
Chocoladefabriken Lindt & Spruengli AG (d)	80	10,223,460
Cie Financiere Richemont SA Class A	458,509	72,726,577
Clariant AG	251,053	3,809,470
Comet Holding AG	6,736	2,663,098
Daetwyler Holding AG Bearer Shares (a)	5,942	1,215,801
DKSH Holding AG	26,882	2,141,510
DocMorris AG (a) (b)	7,120	314,831
dormakaba Holding AG (a)	2,000	1,484,204
DSM-Firmenich AG	170,012	23,461,590
EMS-Chemie Holding AG	5,710	4,805,998
Flughafen Zurich AG	17,020	4,103,927
Forbo Holding AG	357	372,849
Galenica AG (e)	41,871	3,695,449
Geberit AG	34,146	22,320,081
Georg Fischer AG	57,700	4,367,429
Givaudan SA	7,758	42,673,369
Helvetia Holding AG	28,259	4,891,013
Idorsia Ltd. (a) (b)	85,479	151,188
Inficon Holding AG	1,572	2,273,534
International Workplace Group PLC	597,501	1,424,991
Interroll Holding AG (a)	220	668,959
Julius Baer Group Ltd.	256,079	15,451,865
Kuehne & Nagel International AG	63,317	17,323,885
Leonteq AG (a)	39,912	1,277,487
Logitech International SA	147,883	13,246,446
Lonza Group AG	60,950	38,627,076
Medmix AG (e)	64,493	790,537
Meyer Burger Technology AG (a) (b)	3,753	7,163
Mobimo Holding AG	5,669	1,831,311
Novartis AG	1,707,118	196,605,434
OC Oerlikon Corp. AG	162,880	883,960
On Holding AG Class A (a) (b)	221,947	11,130,642
Partners Group Holding AG	19,679	29,627,562
PSP Swiss Property AG	34,176	5,019,746
Sandoz Group AG	349,335	14,606,183
Schindler Holding AG (d)	39,818	11,706,317
Schindler Holding AG (d)	19,211	5,477,145
Schweiter Technologies AG	317	160,276
Security Description	Shares	Value
SFS Group AG	15,074	$2,358,803
SGS SA	146,783	16,415,753
SIG Group AG	337,736	7,551,065
Sika AG	148,817	49,414,548
Sonova Holding AG	47,931	17,262,092
St. Galler Kantonalbank AG Class A	1,960	963,096
Straumann Holding AG	85,680	14,042,155
Sulzer AG	66,713	10,945,503
Swatch Group AG (a)	51,280	2,203,663
Swatch Group AG Bearer Shares (a)	26,554	5,705,545
Swiss Life Holding AG	28,459	23,818,451
Swiss Prime Site AG	62,541	7,032,202
Swisscom AG	22,755	14,903,844
Tecan Group AG	5,377	1,774,592
Temenos AG	85,272	5,984,355
u-blox Holding AG (a)	13,537	1,248,508
UBS Group AG	2,567,398	79,315,265
Valiant Holding AG	13,204	1,555,898
VAT Group AG (e)	23,301	11,899,794
Vontobel Holding AG	23,175	1,519,267
Zurich Insurance Group AG	122,037	73,753,142
		1,110,408,167
TURKEY — 0.0% (f)
Eldorado Gold Corp. (a) (b)	91,019	1,583,964
UNITED KINGDOM — 9.4%
3i Group PLC	842,415	37,345,598
abrdn PLC	3,219,838	7,054,968
Admiral Group PLC	213,900	7,987,703
AO World PLC (b)	273,487	412,330
Ashtead Group PLC	384,094	29,809,715
Associated British Foods PLC	313,292	9,804,059
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	885,892	1,430,702
AstraZeneca PLC	1,339,788	208,250,684
Auto Trader Group PLC (e)	652,712	7,597,717
Aviva PLC	2,037,285	13,215,389
Avon Technologies PLC	236,571	3,871,357
B&M European Value Retail SA	678,632	3,779,493
Babcock International Group PLC	453,140	2,872,553
BAE Systems PLC	2,738,937	45,464,154
Balfour Beatty PLC	532,649	3,077,930
Barclays PLC	12,318,688	37,103,885
Barratt Developments PLC	1,666,269	10,699,178
Beazley PLC	462,230	4,718,290
Bellway PLC	87,510	3,655,259
Berkeley Group Holdings PLC	83,115	5,262,151
Big Yellow Group PLC REIT	244,707	4,162,052
Bodycote PLC	183,475	1,481,546
British American Tobacco PLC	1,931,463	70,572,477
British Land Co. PLC REIT	1,513,371	8,838,442
Britvic PLC	188,484	3,223,492
BT Group PLC (a)	8,261,122	16,388,872

See accompanying notes to financial statements.
32

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bunzl PLC	290,985	$13,793,644
Burberry Group PLC	480,448	4,517,584
Capita PLC (a) (b)	2,030,427	518,557
Capricorn Energy PLC	79,770	212,929
Centrica PLC	5,981,481	9,359,127
CK Hutchison Holdings Ltd.	1,892,500	10,890,859
Clarkson PLC	85,997	4,244,954
Close Brothers Group PLC	131,003	723,267
Coca-Cola Europacific Partners PLC	201,857	15,896,239
Compass Group PLC	1,463,979	47,011,148
ConvaTec Group PLC (e)	1,364,229	4,153,890
Croda International PLC	120,532	6,817,856
Currys PLC (b)	888,972	1,066,621
Darktrace PLC (b)	343,171	2,655,081
DCC PLC	74,111	5,064,875
Derwent London PLC REIT	98,685	3,179,553
Diageo PLC	1,888,279	65,929,867
Diploma PLC	104,401	6,209,294
Direct Line Insurance Group PLC	1,253,410	3,149,001
Dowlais Group PLC	1,211,122	947,918
Drax Group PLC	336,363	2,907,857
DS Smith PLC	599,651	3,714,449
easyJet PLC	364,192	2,540,245
Endava PLC ADR (a) (b)	59,244	1,513,092
EnQuest PLC (b)	11,688,875	1,621,194
Entain PLC	478,973	4,903,332
Firstgroup PLC (a)	865,279	1,695,697
Frasers Group PLC (b)	136,435	1,525,363
Future PLC	97,652	1,324,263
Games Workshop Group PLC	28,056	4,045,536
Genuit Group PLC	183,481	1,180,108
Genus PLC	55,481	1,492,109
Global Ship Lease, Inc. Class A	268,918	7,166,665
Grafton Group PLC CDI	190,297	2,656,691
Great Portland Estates PLC REIT	246,781	1,178,429
Greggs PLC	52,865	2,215,242
Gym Group PLC (b) (e)	823,798	1,701,701
Halma PLC	331,866	11,609,465
Hammerson PLC REIT	354,381	1,511,371
Hargreaves Lansdown PLC	171,667	2,566,308
Hays PLC	1,210,834	1,507,212
Hiscox Ltd.	256,739	3,946,557
Howden Joinery Group PLC	519,903	6,325,159
HSBC Holdings PLC	16,447,692	147,639,567
IG Group Holdings PLC	316,032	3,902,085
IMI PLC	201,856	4,906,160
Immunocore Holdings PLC ADR (b)	47,118	1,466,783
Impact Healthcare REIT PLC	318,256	394,022
Imperial Brands PLC	836,616	24,385,281
Inchcape PLC	362,892	3,877,082
Indivior PLC (b)	141,368	1,396,580
Security Description	Shares	Value
Informa PLC	1,040,942	$11,452,180
IntegraFin Holdings PLC	183,475	910,585
InterContinental Hotels Group PLC	172,546	18,830,320
Intermediate Capital Group PLC	258,327	7,720,170
International Consolidated Airlines Group SA	2,144,458	5,908,263
International Distribution Services PLC	396,671	1,821,823
Intertek Group PLC	146,883	10,166,304
Investec PLC	493,776	3,768,635
ITV PLC	3,179,586	3,414,081
J Sainsbury PLC	2,140,322	8,480,696
JD Sports Fashion PLC	2,094,491	4,327,948
John Wood Group PLC (b)	908,113	1,543,328
Johnson Matthey PLC	172,860	3,526,676
Jupiter Fund Management PLC	728,835	847,599
Just Eat Takeaway.com NV (b) (e)	27,837	418,945
Just Eat Takeaway.com NV (a) (b) (e)	51,587	774,997
Keller Group PLC	87,359	1,893,611
Kingfisher PLC	3,400,243	14,686,141
Lancashire Holdings Ltd.	172,906	1,593,341
Land Securities Group PLC REIT	1,071,520	9,356,709
Launchmycareer Holdings PLC (a) (b) (c)	3,498,648	351,968
Legal & General Group PLC	5,129,954	15,571,839
Lloyds Banking Group PLC	60,845,539	47,989,689
London Stock Exchange Group PLC	319,621	43,815,530
LondonMetric Property PLC REIT	807,866	2,219,275
M&G PLC	2,215,158	6,162,477
Man Group PLC	2,392,961	6,798,349
Marks & Spencer Group PLC	2,620,673	13,097,776
Marshalls PLC	268,273	1,198,293
Melrose Industries PLC	1,211,122	7,403,018
Mobico Group PLC (a) (b)	551,042	543,637
MONY Group PLC	723,086	2,048,452
National Grid PLC	4,570,224	63,141,745
NatWest Group PLC	4,706,448	21,710,374
NewRiver REIT PLC	1,070,710	1,161,883
Next PLC	184,917	24,263,104
Ninety One PLC	315,000	737,729
Nomad Foods Ltd.	127,431	2,428,835
Ocado Group PLC (b)	474,627	2,446,610
Oxford Nanopore Technologies PLC (a) (b)	940,506	2,007,121
Pearson PLC	1,035,055	14,071,132
Pennon Group PLC	240,758	1,911,808
Persimmon PLC	135,051	2,977,209
Petrofac Ltd. (a) (b)	257,600	50,275
Phoenix Group Holdings PLC	487,353	3,657,511

See accompanying notes to financial statements.
33

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Playtech PLC (b)	424,213	$4,279,014
Quilter PLC (e)	1,751,472	3,122,267
Reckitt Benckiser Group PLC	622,269	38,203,306
RELX PLC (d)	1,092,563	51,424,695
RELX PLC (d)	519,776	24,468,455
Rentokil Initial PLC	1,604,838	7,844,250
Rightmove PLC	884,756	7,327,098
Rolls-Royce Holdings PLC (b)	8,021,702	56,726,213
Rotork PLC	949,617	4,246,743
RS Group PLC	481,146	5,227,617
S4 Capital PLC (a) (b)	154,665	80,411
Sage Group PLC	973,508	13,378,067
Schroders PLC	583,551	2,733,348
Segro PLC REIT	1,155,910	13,551,186
Serco Group PLC	1,571,250	3,751,519
Severn Trent PLC	207,406	7,350,146
Shaftesbury Capital PLC REIT	1,560,431	3,081,018
Smith & Nephew PLC	830,256	12,896,220
Smiths Group PLC	494,843	11,131,210
Spectris PLC	107,536	3,934,958
Spirax Group PLC	62,695	6,319,806
Spirent Communications PLC (b)	880,240	2,014,290
SSE PLC	1,184,939	29,928,723
SSP Group PLC	566,129	1,209,687
St. James's Place PLC	453,774	4,467,633
Standard Chartered PLC	2,524,129	26,848,906
Subsea 7 SA	218,788	3,541,687
Supermarket Income REIT PLC	2,164,250	2,177,261
Tate & Lyle PLC	677,291	6,200,402
Taylor Wimpey PLC	2,137,923	4,711,633
Telecom Plus PLC	53,395	1,323,562
Tesco PLC	6,058,710	29,150,997
THG PLC (a) (b)	645,062	475,889
TP ICAP Group PLC	710,375	2,253,516
Trainline PLC (b) (e)	245,265	1,083,680
Travis Perkins PLC	124,089	1,541,296
Tritax Big Box REIT PLC	2,103,641	4,489,352
Trustpilot Group PLC (b) (e)	476,128	1,443,358
Unilever PLC (d)	2,194,437	142,436,274
Unilever PLC (d)	26,981	1,753,129
UNITE Group PLC REIT	239,028	3,013,828
United Utilities Group PLC	616,101	8,640,081
Vanquis Banking Group PLC	96,639	76,869
Victrex PLC	81,751	1,065,863
Virgin Money U.K. PLC CDI	646,366	1,892,318
Vistry Group PLC (b)	319,092	5,589,860
Vodafone Group PLC	24,214,366	24,372,933
Weir Group PLC	224,077	6,510,249
WH Smith PLC	93,103	1,820,803
Whitbread PLC	240,041	10,090,816
Wickes Group PLC	138,550	325,599
Wise PLC Class A (b)	401,110	3,612,862
Workspace Group PLC REIT	205,396	1,790,800
Security Description	Shares	Value
WPP PLC	1,164,887	$11,925,155
		2,041,302,714
UNITED STATES — 6.9%
Access Bio, Inc. KDR (b)	41,124	199,692
Adaptimmune Therapeutics PLC ADR (b)	246,307	234,090
ARM Holdings PLC ADR (a) (b)	86,200	12,327,462
Bausch Health Cos., Inc. (a) (b)	293,228	2,396,267
BP PLC	15,254,488	80,148,071
Brookfield Renewable Corp. Class A (a)	164,532	5,378,240
Carnival PLC (b)	279,010	4,558,363
Chord Energy Corp.	13,712	1,785,714
Constellium SE (b)	70,419	1,145,013
CSL Ltd.	413,917	82,206,735
CyberArk Software Ltd. (b)	52,981	15,449,789
Energy Fuels, Inc. (a) (b)	24,709	135,895
Experian PLC	969,579	51,124,387
Ferroglobe PLC	83,421	387,073
Ferrovial SE	354,902	15,281,093
Fiverr International Ltd. (a) (b)	37,629	973,462
GFL Environmental, Inc. (a)	169,323	6,761,890
GSK PLC	3,407,514	69,314,154
Haleon PLC	5,586,177	29,440,053
Hecla Mining Co.	17,208	114,777
Holcim AG	532,942	52,160,146
ICON PLC (b)	70,876	20,363,384
Inmode Ltd. (a) (b)	47,767	809,651
International Game Technology PLC	112,960	2,406,048
James Hardie Industries PLC CDI (b)	365,859	14,576,582
Monday.com Ltd. (b)	29,824	8,284,212
Nestle SA	2,216,784	223,268,293
Nordic American Tankers Ltd. (a)	343,147	1,259,350
PolyPeptide Group AG (b) (e)	15,842	572,795
Primo Water Corp.	180,200	4,550,050
Qiagen NV (b)	195,928	8,849,393
REC Silicon ASA (b)	648,730	575,272
Reliance Worldwide Corp. Ltd.	675,667	2,751,528
RHI Magnesita NV	1,275	58,661
Roche Holding AG	594,400	190,675,882
Roche Holding AG Bearer Shares (a)	22,526	7,728,083
Sanofi SA	985,350	113,159,142
Schneider Electric SE (d)	493,186	130,009,289
Schneider Electric SE (d)	2,000	527,718
Shell PLC	5,644,193	183,592,724
Signify NV (e)	127,238	3,004,805
Sinch AB (b) (e)	537,477	1,619,335
Spotify Technology SA (b)	118,312	43,601,521
Stellantis NV (d)	913,847	12,648,790
Stellantis NV (d)	934,096	12,935,316

See accompanying notes to financial statements.
34

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Stratasys Ltd. (b)	74,833	$621,862
Swiss Re AG	258,590	35,774,350
Tenaris SA	326,825	5,155,785
UroGen Pharma Ltd. (a) (b)	120,410	1,529,207
Waste Connections, Inc.	224,525	40,178,333
Zymeworks, Inc. (b)	30,618	384,256
		1,502,993,983
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd. (b)	545,478	7,445,586
TOTAL COMMON STOCKS (Cost $17,784,324,784)		21,591,925,269

RIGHTS — 0.0% (f)
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	13,775
NEW ZEALAND — 0.0% (f)
Fletcher Building Ltd. (expiring 10/08/24) (b)	82,979	29,037
SWEDEN — 0.0% (f)
Vicore Pharma Holding AB (expiring 10/04/24) (a) (b)	165,714	1,635
TOTAL RIGHTS (Cost $14,245)		44,447
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	44,678,969	44,678,969
State Street Navigator Securities Lending Portfolio II (i) (j)	562,172,963	562,172,963
TOTAL SHORT-TERM INVESTMENTS (Cost $606,851,932)		606,851,932
TOTAL INVESTMENTS — 101.9% (Cost $18,391,190,961)		22,198,821,648
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(419,869,037)
NET ASSETS — 100.0%		$21,778,952,611

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $480,371, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
35

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	770	12/20/2024	$93,535,128	$95,780,300	$2,245,172

During the year ended September 30, 2024, the average notional value related to futures contracts was $117,869,385.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,589,027,173	$2,417,725	$480,371	$21,591,925,269
Rights	13,775	30,672	—	44,447
Warrants	—	—	0(a)	0
Short-Term Investments	606,851,932	—	—	606,851,932
TOTAL INVESTMENTS	$22,195,892,880	$2,448,397	$480,371	$22,198,821,648
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,245,172	$—	$—	$2,245,172
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,245,172	$—	$—	$2,245,172
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	20.3%
Industrials	17.6
Consumer Discretionary	10.8
Health Care	10.6
Information Technology	9.8
Consumer Staples	7.7
Materials	7.5
Energy	4.7
Communication Services	4.2
Utilities	3.1
Real Estate	2.8
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
36

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
Meyer Burger Technology AG	379,953	$154,091	$51,191	$—	$(3,507)	$—*	—	$—*	$—
State Street Institutional Liquid Reserves Fund, Premier Class	33,188,296	33,194,933	787,403,001	820,638,585	40,011	640	—	—	1,548,165
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	70,023,012	25,344,043	—	—	44,678,969	44,678,969	108,392
State Street Navigator Securities Lending Portfolio II	471,383,254	471,383,254	3,260,346,545	3,169,556,836	—	—	562,172,963	562,172,963	4,440,419
Total		$504,732,278	$4,117,823,749	$4,015,539,464	$36,504	$640		$606,851,932	$6,096,976
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended September 30, 2024.
*	As of September 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
37

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BRAZIL — 4.9%
Afya Ltd. Class A (a) (b)	19,028	$324,808
Allos SA	666,518	2,674,248
Ambev SA ADR	5,415,411	13,213,603
Anima Holding SA	132,953	57,373
Armac Locacao Logistica E Servicos SA	39,848	58,099
Auren Energia SA	128,571	246,952
Azul SA Preference Shares (a)	176,645	202,406
Azzas 2154 SA	24,498	189,702
B3 SA - Brasil Bolsa Balcao	7,463,821	14,678,747
Banco Bradesco SA	1,089,151	2,617,978
Banco Bradesco SA ADR	6,887,960	18,321,974
Banco BTG Pactual SA	1,026,285	6,269,878
Banco do Brasil SA	3,305,608	16,498,297
Banco Pan SA Preference Shares	701,025	1,293,713
Banco Santander Brasil SA	70,287	366,420
BB Seguridade Participacoes SA	981,133	6,395,795
Bradespar SA Preference Shares	714,308	2,652,192
Braskem SA Class A, ADR (a) (b)	228,110	1,674,327
Brava Energia	186,453	603,615
BRF SA ADR (a) (b)	1,006,059	4,396,478
CCR SA	985,168	2,188,941
Centrais Eletricas Brasileiras SA ADR (b)	1,307,534	9,453,471
CI&T, Inc. Class A (a) (b)	33,667	228,599
Cia Brasileira de Aluminio (a)	1,014	1,020
Cia Brasileira de Distribuicao ADR (a)	438,103	201,965
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	602,463	10,000,855
Cia Energetica de Minas Gerais ADR (b)	5,002,512	10,305,175
Cia Siderurgica Nacional SA ADR (b)	1,176,686	2,812,280
Cogna Educacao SA (a)	2,445,018	574,686
Cosan SA	1,523,196	3,658,490
CVC Brasil Operadora e Agencia de Viagens SA (a)	171,971	58,736
Cyrela Brazil Realty SA Empreendimentos e Participacoes	854,862	3,221,155
Desktop SA (c)	46,443	126,474
Dexco SA	939,815	1,475,526
Diagnosticos da America SA (a)	120,566	59,555
Embraer SA (a)	1,324,663	11,668,457
Eneva SA (a)	1,743,082	4,471,493
Engie Brasil Energia SA	154,539	1,204,631
Equatorial Energia SA (d)	605,470	3,613,386
Equatorial Energia SA (a) (d)	41,113	245,660
Security Description	Shares	Value
Gerdau SA ADR (b)	2,202,542	$7,708,897
Hapvida Participacoes e Investimentos SA (a) (c)	4,837,517	3,553,209
Hypera SA	259,661	1,250,672
Inter & Co., Inc. BDR	131,247	879,913
IRB-Brasil Resseguros SA (a)	36,190	297,452
Itau Unibanco Holding SA ADR	6,189,337	41,159,091
Itausa SA Preference Shares	9,614,694	19,544,358
Kepler Weber SA	85,166	155,763
Klabin SA	632,887	2,427,744
Localiza Rent a Car SA	751,654	5,659,006
Lojas Renner SA	1,737,880	5,763,361
LWSA SA (a) (c)	184,730	141,792
Magazine Luiza SA (a)	356,795	635,519
Marcopolo SA Preference Shares	835,668	1,219,941
Marfrig Global Foods SA (a)	474,821	1,189,276
Metalurgica Gerdau SA Preference Shares	2,334,711	4,681,598
Mills Locacao Servicos e Logistica SA	40,519	82,291
Minerva SA (a)	51,377	59,813
MMX Mineracao e Metalicos SA (a) (e)	20,968	—
MRV Engenharia e Participacoes SA (a)	190,910	253,808
Natura & Co. Holding SA	1,121,667	2,893,867
Nexa Resources SA (a)	30,708	223,247
NU Holdings Ltd. Class A (a)	3,117,850	42,558,652
Odontoprev SA	29,857	61,679
Oi SA ADR (a)	208	54
Pagseguro Digital Ltd. Class A (a) (b)	217,987	1,876,868
Pet Center Comercio e Participacoes SA	169,161	146,616
Petroleo Brasileiro SA ADR (b) (d)	2,633,453	34,735,245
Petroleo Brasileiro SA ADR (d)	1,979,164	28,519,753
Petroreconcavo SA	23,384	76,089
Positivo Tecnologia SA	51,019	53,213
PRIO SA	689,636	5,487,151
Raia Drogasil SA	1,203,082	5,631,231
Rede D'Or Sao Luiz SA (c)	952,212	5,408,189
Rumo SA	1,099,220	4,036,946
Sendas Distribuidora SA (a)	777,937	1,067,096
Sitios Latinoamerica SAB de CV (a) (b)	1,059,641	192,446
StoneCo Ltd. Class A (a) (b)	263,213	2,963,778
Suzano SA	374,132	3,740,083
Suzano SA ADR	355,233	3,552,330
Telefonica Brasil SA	805,970	8,261,274
TIM SA ADR (b)	421,017	7,249,913
TOTVS SA	388,478	2,037,337
Ultrapar Participacoes SA	1,061,665	4,134,914

See accompanying notes to financial statements.
38

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	1,490,763	$1,744,193
Vale SA	192,115	2,240,483
Vale SA ADR	3,914,191	45,717,751
Vasta Platform Ltd. (a) (b)	180	473
Vibra Energia SA	937,630	4,028,892
VTEX Class A (a)	143,117	1,064,790
WEG SA	1,928,214	19,258,063
XP, Inc. BDR	51,790	926,948
YDUQS Participacoes SA	467,489	788,906
		495,649,134
CAYMAN ISLANDS — 0.0% (f)
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	55
CHILE — 0.4%
Banco de Chile	19,585,289	2,501,874
Banco Santander Chile	7,644,902	398,039
CAP SA (a)	10,068	67,613
Cencosud SA	138,014	278,979
Cia Sud Americana de Vapores SA	3,205,253	196,335
Empresas Copec SA	811,795	5,442,706
Enel Americas SA	42,565,587	4,351,370
Enel Chile SA ADR	1,830,148	5,106,113
Falabella SA (a)	2,088,828	7,746,740
Latam Airlines Group SA	138,456,712	1,784,101
Multiexport Foods SA	2,678,766	590,737
Parque Arauco SA	3,614,034	6,375,576
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	177,105	7,358,171
		42,198,354
CHINA — 29.6%
17 Education & Technology Group, Inc. ADR (a)	240	696
360 Security Technology, Inc. Class A	714,700	899,675
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,063,630	2,720,378
3peak, Inc. Class A (a)	17,685	255,117
3SBio, Inc. (c)	1,182,000	1,045,425
AAC Technologies Holdings, Inc.	1,220,132	5,010,906
Accelink Technologies Co. Ltd. Class A	40,800	195,936
ACM Research Shanghai, Inc. Class A	24,092	363,136
Acrobiosystems Co. Ltd. Class A	32,850	198,546
Addsino Co. Ltd. Class A (a)	474,300	529,285
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	233,130
Security Description	Shares	Value
Advanced Micro-Fabrication Equipment, Inc. China Class A	72,937	$1,709,139
Advanced Technology & Materials Co. Ltd. Class A	232,900	325,457
AECC Aero Science & Technology Co. Ltd. Class A (a)	174,700	451,811
AECC Aviation Power Co. Ltd. Class A	338,800	1,998,821
Agile Group Holdings Ltd. (a) (b)	4,055,626	391,596
Agora, Inc. ADR (a) (b)	70,208	169,201
Agricultural Bank of China Ltd. Class A	11,241,800	7,710,150
Agricultural Bank of China Ltd. Class H	35,303,216	16,634,666
Aier Eye Hospital Group Co. Ltd. Class A	673,117	1,530,194
AIM Vaccine Co. Ltd. (a) (b)	42,000	48,286
AIMA Technology Group Co. Ltd. Class A	153,814	824,163
AInnovation Technology Group Co. Ltd. (a) (c)	64,800	40,127
Air China Ltd. Class H (a) (b)	4,169,443	2,329,628
Airtac International Group	82,669	2,384,997
AK Medical Holdings Ltd. (b) (c)	334,000	225,748
Akeso, Inc. (a) (b) (c)	444,000	3,921,262
Alibaba Group Holding Ltd.	16,249,900	230,124,107
Alibaba Health Information Technology Ltd. (a) (b)	4,110,000	2,830,834
All Winner Technology Co. Ltd. Class A	61,940	251,348
Allied Machinery Co. Ltd. Class A	31,200	66,736
Alpha Group Class A (a)	719,600	696,090
Alphamab Oncology (a) (b) (c)	228,000	138,547
Aluminum Corp. of China Ltd. Class H	9,081,495	7,225,444
Amlogic Shanghai Co. Ltd. Class A	42,208	424,272
An Hui Wenergy Co. Ltd. Class A	445,800	529,967
Andon Health Co. Ltd. Class A	27,500	185,189
ANE Cayman, Inc. (a) (b)	330,000	352,623
Angang Steel Co. Ltd. Class H (a)	5,011,231	999,988
Angelalign Technology, Inc. (b) (c)	19,000	184,680
Anhui Conch Cement Co. Ltd. Class A	211,000	788,086
Anhui Conch Cement Co. Ltd. Class H (b)	2,049,010	6,027,664
Anhui Construction Engineering Group Co. Ltd. Class A	711,100	493,802

See accompanying notes to financial statements.
39

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Anhui Estone Materials Technology Co. Ltd. Class A	28,094	$72,497
Anhui Guangxin Agrochemical Co. Ltd. Class A	788,664	1,436,772
Anhui Gujing Distillery Co. Ltd. Class A	32,600	945,676
Anhui Gujing Distillery Co. Ltd. Class B	218,400	3,520,268
Anhui Honglu Steel Construction Group Co. Ltd. Class A	158,740	344,305
Anhui Huaheng Biotechnology Co. Ltd. Class A	28,549	161,945
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	776,700	508,282
Anhui Jinhe Industrial Co. Ltd. Class A	210,600	762,820
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	111,677
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,182,640	1,578,284
Anhui Xinbo Aluminum Co. Ltd. Class A	120,620	266,794
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	903,340
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	36,431	728,813
Anjoy Foods Group Co. Ltd. Class A	65,900	935,396
Anker Innovations Technology Co. Ltd. Class A	7,670	91,904
ANTA Sports Products Ltd.	1,435,106	17,450,372
Aoshikang Technology Co. Ltd. Class A	60,300	232,200
Aotecar New Energy Technology Co. Ltd. Class A	276,993	112,006
Apeloa Pharmaceutical Co. Ltd. Class A	423,100	1,042,236
APT Medical, Inc. Class A	18,654	1,091,176
Archermind Technology Nanjing Co. Ltd. Class A	13,650	94,125
Arcsoft Corp. Ltd. Class A	73,023	351,621
Ascentage Pharma Group International (a) (b) (c)	140,200	744,545
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	140,041
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	308,186
ATRenew, Inc. ADR (a) (b)	167,460	465,539
Autel Intelligent Technology Corp. Ltd. Class A	77,872	352,939
Autohome, Inc. ADR	65,874	2,148,810
Avary Holding Shenzhen Co. Ltd. Class A	206,100	1,053,374
Security Description	Shares	Value
AVIC Chengdu UAS Co. Ltd. Class A	59,143	$321,124
AVIC Industry-Finance Holdings Co. Ltd. Class A	388,200	205,231
AviChina Industry & Technology Co. Ltd. Class H (b)	4,715,000	2,306,662
Bafang Electric Suzhou Co. Ltd. Class A	36,566	110,137
Baidu, Inc. Class A (a)	2,457,759	33,413,499
Bank of China Ltd. Class A	3,670,000	2,621,934
Bank of China Ltd. Class H	90,532,074	42,774,730
Bank of Communications Co. Ltd. Class A	1,746,000	1,846,127
Bank of Communications Co. Ltd. Class H	27,659,841	21,223,386
Bank of Ningbo Co. Ltd. Class A	481,790	1,769,199
Baoshan Iron & Steel Co. Ltd. Class A	1,196,600	1,186,572
BBMG Corp. Class H (b)	2,042,000	210,312
BeiGene Ltd. (a)	892,753	16,631,009
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	173,006	330,752
Beijing Baination Pictures Co. Ltd. Class A (a)	221,900	165,189
Beijing BDStar Navigation Co. Ltd. Class A	221,600	883,405
Beijing Capital International Airport Co. Ltd. Class H (a)	5,185,490	1,936,005
Beijing Career International Co. Ltd. Class A	30,600	96,758
Beijing Certificate Authority Co. Ltd. Class A (a)	21,150	82,984
Beijing Changjiu Logistics Corp. Class A	146,300	161,379
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	45,329	93,590
Beijing Compass Technology Development Co. Ltd. Class A (a)	26,600	291,174
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	179,410
Beijing Dabeinong Technology Group Co. Ltd. Class A	687,100	469,282
Beijing Deep Glint Technology Co. Ltd. Class A (a)	94,264	186,948
Beijing Easpring Material Technology Co. Ltd. Class A	304,400	1,884,165
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	92,768
Beijing Enterprises Holdings Ltd.	1,188,000	4,267,164
Beijing Enterprises Water Group Ltd.	9,442,000	2,941,698

See accompanying notes to financial statements.
40

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,487,748	$1,237,195
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	18,962	292,613
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	131,296
Beijing Jingyuntong Technology Co. Ltd. Class A	238,800	100,657
Beijing Kingsoft Office Software, Inc. Class A	37,128	1,413,258
Beijing Oriental Jicheng Co. Ltd. Class A	261,200	1,067,021
Beijing Relpow Technology Co. Ltd. Class A	56,898	97,965
Beijing Shiji Information Technology Co. Ltd. Class A	518,846	543,411
Beijing Shougang Co. Ltd. Class A	138,200	67,139
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	26,900	77,103
Beijing SL Pharmaceutical Co. Ltd. Class A	452,250	511,787
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	53,845	335,057
Beijing Tianyishangjia New Material Corp. Ltd. Class A	43,103	40,463
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	50,864	169,119
Beijing Tongtech Co. Ltd. Class A (a)	593,200	1,223,923
Beijing Ultrapower Software Co. Ltd. Class A	98,300	175,148
Beijing United Information Technology Co. Ltd. Class A	74,045	260,160
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	49,344	577,225
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	60,110
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	132,416
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	531,000	458,266
Bengang Steel Plates Co. Ltd. Class A (a)	420,500	213,896
Bestechnic Shanghai Co. Ltd. Class A	19,107	579,818
Bethel Automotive Safety Systems Co. Ltd. Class A	144,400	1,009,344
BGI Genomics Co. Ltd. Class A	20,100	136,161
Biem.L.Fdlkk Garment Co. Ltd. Class A	279,163	968,085
Bilibili, Inc. Class Z (a)	250,996	6,262,378
Security Description	Shares	Value
Bio-Thera Solutions Ltd. Class A (a)	166,406	$606,548
Bloomage Biotechnology Corp. Ltd. Class A	9,972	100,452
Blue Sail Medical Co. Ltd. Class A (a)	200,000	152,029
Bluefocus Intelligent Communications Group Co. Ltd. Class A	768,600	773,141
BMC Medical Co. Ltd. Class A	10,220	116,530
BOE Technology Group Co. Ltd. Class A	1,702,100	1,087,122
BOE Technology Group Co. Ltd. Class B	1,420,700	504,813
Bosideng International Holdings Ltd.	4,606,000	2,644,707
Brilliance China Automotive Holdings Ltd.	404,000	156,555
Broadex Technologies Co. Ltd. Class A	52,800	169,521
B-Soft Co. Ltd. Class A	415,819	289,347
BYD Co. Ltd. Class A	210,600	9,247,424
BYD Co. Ltd. Class H	1,044,122	38,148,931
BYD Electronic International Co. Ltd.	1,107,000	4,638,925
C*Core Technology Co. Ltd. Class A (a)	83,074	238,587
Caitong Securities Co. Ltd. Class A	265,740	331,100
CALB Group Co. Ltd. (a) (c)	98,800	177,567
Cambricon Technologies Corp. Ltd. Class A (a)	38,198	1,578,209
Canaan, Inc. ADR (a) (b)	145,069	146,520
Canggang Railway Ltd. (b)	864,000	109,008
Canmax Technologies Co. Ltd. Class A	41,080	144,864
CanSino Biologics, Inc. Class A (a)	12,371	97,538
CanSino Biologics, Inc. Class H (a) (b) (c)	34,400	126,218
CARsgen Therapeutics Holdings Ltd. (a) (c)	163,500	100,826
Castech, Inc. Class A	210,480	805,692
CECEP Wind-Power Corp. Class A	1,160,680	545,625
Central China Land Media Co. Ltd. Class A	81,100	143,806
Central China Securities Co. Ltd. Class A	760,000	517,986
CETC Chips Technology, Inc. Class A (a)	255,300	480,057
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	65,440
CETC Digital Technology Co. Ltd. Class A	250,390	751,673
CETC Potevio Science&Technology Co. Ltd. Class A	493,181	1,480,533

See accompanying notes to financial statements.
41

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
CGN New Energy Holdings Co. Ltd. (b)	364,000	$120,904
CGN Nuclear Technology Development Co. Ltd. Class A (a)	454,400	460,331
CGN Power Co. Ltd. Class H (c)	16,711,000	6,454,200
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	11,925	187,242
Changchun UP Optotech Co. Ltd. Class A	65,403	296,052
Changjiang Securities Co. Ltd. Class A	705,900	728,226
Changzhou Almaden Stock Co. Ltd. Class A	60,300	151,985
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	573,914
Chengdu ALD Aviation Manufacturing Corp. Class A	212,300	519,932
Chengdu Bright Eye Hospital Group Co. Ltd. Class A	6,400	42,120
Chengdu Guoguang Electric Co. Ltd. Class A	14,771	111,184
Chengdu Hongqi Chain Co. Ltd. Class A	1,448,286	1,094,702
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	92,191
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	61,000	90,820
Chengdu M&S Electronics Technology Co. Ltd. Class A (a)	86,200	313,090
Chengdu Olymvax Biopharmaceuticals, Inc. Class A	139,562	212,175
Chengdu RML Technology Co. Ltd. Class A	86,072	507,923
Chengxin Lithium Group Co. Ltd. Class A	40,500	88,481
China Baoan Group Co. Ltd. Class A	494,200	678,597
China Cinda Asset Management Co. Ltd. Class H (b)	16,642,000	2,313,918
China CITIC Bank Corp. Ltd. Class H	11,613,208	7,415,708
China Coal Energy Co. Ltd. Class H	4,750,750	5,932,704
China Communications Services Corp. Ltd. Class H	152,000	82,384
China Conch Environment Protection Holdings Ltd.	2,284,200	276,427
China Conch Venture Holdings Ltd.	2,400,200	2,370,072
Security Description	Shares	Value
China Construction Bank Corp. Class H	104,724,351	$79,276,367
China CSSC Holdings Ltd. Class A	263,800	1,574,436
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	2,218,000	611,074
China Education Group Holdings Ltd.	483,679	339,992
China Everbright Bank Co. Ltd. Class A	944,900	486,042
China Everbright Environment Group Ltd. (b)	5,084,111	2,454,511
China Feihe Ltd. (c)	2,721,000	2,059,798
China Galaxy Securities Co. Ltd. Class A	256,100	563,163
China Galaxy Securities Co. Ltd. Class H	4,789,400	4,476,478
China Gas Holdings Ltd.	3,758,400	3,498,324
China Great Wall Securities Co. Ltd. Class A	217,200	285,208
China Greatwall Technology Group Co. Ltd. Class A (a)	264,500	392,291
China Green Electricity Investment of Tianjin Co. Ltd. Class A	156,200	220,508
China High Speed Railway Technology Co. Ltd. Class A (a)	1,208,400	416,115
China Hongqiao Group Ltd.	1,516,000	2,529,432
China International Capital Corp. Ltd. Class A	66,500	366,866
China International Capital Corp. Ltd. Class H (b) (c)	966,400	1,729,380
China International Marine Containers Group Co. Ltd. Class H (b)	260,060	205,236
China Jinmao Holdings Group Ltd. (b)	984,333	148,268
China Jushi Co. Ltd. Class A	174,100	292,544
China Kings Resources Group Co. Ltd. Class A	18,855	79,368
China Leadshine Technology Co. Ltd. Class A	52,700	177,031
China Lesso Group Holdings Ltd.	2,314,000	1,176,736
China Life Insurance Co. Ltd. Class H	9,808,490	19,724,315
China Literature Ltd. (a) (c)	370,200	1,544,188
China Longyuan Power Group Corp. Ltd. Class H (b)	4,598,000	4,173,273
China Medical System Holdings Ltd.	2,400,000	2,765,369
China Meidong Auto Holdings Ltd.	152,000	56,554
China Mengniu Dairy Co. Ltd.	4,052,085	9,755,261
China Merchants Bank Co. Ltd. Class A	1,518,962	8,162,740

See accompanying notes to financial statements.
42

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class H	3,925,899	$19,484,185
China Merchants Energy Shipping Co. Ltd. Class A	460,500	529,019
China Merchants Port Holdings Co. Ltd.	2,919,081	4,652,491
China Merchants Securities Co. Ltd. Class A	694,141	1,928,101
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	258,557	452,562
China Minsheng Banking Corp. Ltd. Class H (b)	11,863,879	4,841,776
China National Accord Medicines Corp. Ltd. Class B	632,354	1,198,359
China National Building Material Co. Ltd. Class H (b)	4,973,400	2,189,769
China National Gold Group Gold Jewellery Co. Ltd. Class A	164,500	222,588
China National Nuclear Power Co. Ltd. Class A	2,047,600	3,262,163
China National Software & Service Co. Ltd. Class A (a)	204,370	1,223,828
China Nonferrous Mining Corp. Ltd.	242,000	199,706
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	278,300	820,348
China Oilfield Services Ltd. Class H	3,998,422	3,680,556
China Overseas Land & Investment Ltd.	4,739,494	9,713,903
China Overseas Property Holdings Ltd. (b)	62,066	49,461
China Pacific Insurance Group Co. Ltd. Class A	459,438	2,566,784
China Pacific Insurance Group Co. Ltd. Class H	3,255,133	11,733,984
China Petroleum & Chemical Corp. Class H	32,705,492	20,379,090
China Power International Development Ltd. (b)	7,654,511	3,656,033
China Publishing & Media Co. Ltd. Class A	183,300	187,002
China Railway Group Ltd. Class H	9,586,487	5,035,451
China Rare Earth Resources & Technology Co. Ltd. Class A	199,700	807,800
China Resources Beer Holdings Co. Ltd.	1,615,430	7,071,081
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	102,827
China Resources Building Materials Technology Holdings Ltd.	738,000	209,025
Security Description	Shares	Value
China Resources Gas Group Ltd.	690,500	$2,786,891
China Resources Land Ltd.	3,623,820	13,366,262
China Resources Microelectronics Ltd. Class A	35,132	236,685
China Resources Mixc Lifestyle Services Ltd. (c)	417,000	1,876,299
China Resources Power Holdings Co. Ltd.	3,217,155	8,739,230
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	31,980	217,552
China Science Publishing & Media Ltd. Class A	70,302	214,965
China Shenhua Energy Co. Ltd. Class A	406,000	2,529,288
China Shenhua Energy Co. Ltd. Class H	4,618,088	20,838,620
China South City Holdings Ltd. (a) (b)	4,102,000	131,496
China Southern Airlines Co. Ltd. Class H (a) (b)	3,984,387	1,903,067
China Southern Power Grid Energy Storage Co. Ltd. Class A	238,900	367,294
China Southern Power Grid Technology Co. Ltd. Class A	24,780	121,091
China State Construction Engineering Corp. Ltd. Class A	2,007,600	1,772,766
China State Construction International Holdings Ltd.	700,000	1,090,441
China Suntien Green Energy Corp. Ltd. Class A	291,100	338,989
China Taiping Insurance Holdings Co. Ltd.	1,914,235	3,080,520
China Testing & Certification International Group Co. Ltd. Class A	1,791,582	1,758,649
China Three Gorges Renewables Group Co. Ltd. Class A	2,195,900	1,521,738
China Tianying, Inc. Class A	966,500	698,776
China Tourism Group Duty Free Corp. Ltd. Class A	237,700	2,621,997
China Tower Corp. Ltd. Class H (c)	48,148,000	6,384,608
China TransInfo Technology Co. Ltd. Class A	494,700	666,560
China Travel International Investment Hong Kong Ltd.	13,040,000	1,964,184
China United Network Communications Ltd. Class A	2,081,800	1,591,397
China Vanke Co. Ltd. Class A (a)	747,600	1,038,296
China Vanke Co. Ltd. Class H (a) (b)	1,907,400	1,829,434

See accompanying notes to financial statements.
43

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Wafer Level CSP Co. Ltd. Class A	33,900	$106,176
China World Trade Center Co. Ltd. Class A	209,000	823,917
China Yangtze Power Co. Ltd. Class A	2,179,000	9,355,940
China Yongda Automobiles Services Holdings Ltd. (b)	1,317,500	313,791
China Zhenhua Group Science & Technology Co. Ltd. Class A	218,207	1,361,563
ChinaCache International Holdings Ltd. ADR (a) (b) (e)	18,355	—
Chinasoft International Ltd. (b)	1,074,000	721,761
Chinese Universe Publishing & Media Group Co. Ltd. Class A	285,500	637,196
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	89,820	417,615
Chongqing Brewery Co. Ltd. Class A	27,511	275,674
Chongqing Changan Automobile Co. Ltd. Class A	256,452	545,249
Chongqing Changan Automobile Co. Ltd. Class B	3,434,110	1,724,239
Chongqing Department Store Co. Ltd. Class A	24,800	88,447
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	127,898	197,184
Chongqing Gas Group Corp. Ltd. Class A	225,600	196,310
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,028,300	196,884
Chongqing Millison Technologies, Inc. Class A	73,600	271,321
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	200,300	218,655
Chongqing Zhifei Biological Products Co. Ltd. Class A	303,600	1,448,018
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	85,240
Chow Tai Seng Jewellery Co. Ltd. Class A	278,043	524,014
CIG Shanghai Co. Ltd. Class A	28,700	140,083
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	51,437	485,659
CITIC Ltd.	6,827,961	8,069,608
Citic Pacific Special Steel Group Co. Ltd. Class A	242,850	473,302
CITIC Press Corp. Class A	44,200	192,118
CITIC Resources Holdings Ltd.	3,498,000	182,387
Security Description	Shares	Value
CITIC Securities Co. Ltd. Class A	1,024,370	$3,981,177
CITIC Securities Co. Ltd. Class H	2,640,225	6,985,082
CITIC Telecom International Holdings Ltd.	2,367,000	731,355
Client Service International, Inc. Class A (a)	369,250	911,696
Cloopen Group Holding Ltd. ADR (a)	182	137
CMOC Group Ltd. Class A	2,674,500	3,324,663
CMOC Group Ltd. Class H	1,092,000	1,072,669
CMST Development Co. Ltd. Class A	447,300	340,014
CNGR Advanced Material Co. Ltd. Class A	68,040	390,430
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,129,928	1,314,723
CNPC Capital Co. Ltd. Class A	187,800	197,765
COFCO Biotechnology Co. Ltd. Class A (a)	230,400	190,610
COL Group Co. Ltd. Class A (a)	87,100	303,415
Colorlight Cloud Tech Ltd. Class A	33,880	198,236
Contemporary Amperex Technology Co. Ltd. Class A	435,427	15,671,552
CooTek Cayman, Inc. ADR (a)	225	10
COSCO SHIPPING Development Co. Ltd. Class H	12,669,709	1,696,363
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	2,976,000	3,628,287
COSCO SHIPPING Holdings Co. Ltd. Class A	551,800	1,238,636
COSCO SHIPPING Holdings Co. Ltd. Class H	5,912,562	9,925,949
COSCO SHIPPING Ports Ltd.	4,189,977	2,556,870
Country Garden Holdings Co. Ltd. (a) (e)	443,000	20,746
Country Garden Services Holdings Co. Ltd.	2,067,000	1,732,368
CQ Pharmaceutical Holding Co. Ltd. Class A	981,300	807,625
CRRC Corp. Ltd. Class A	1,465,700	1,711,011
Crystal Clear Electronic Material Co. Ltd. Class A	51,358	63,549
CSC Financial Co. Ltd. Class A	261,400	1,003,223
CSG Holding Co. Ltd. Class B	1,204,845	403,295
CSPC Pharmaceutical Group Ltd.	9,880,960	7,696,145
CTS International Logistics Corp. Ltd. Class A	514,290	468,094
Daan Gene Co. Ltd. Class A	1,213,419	1,113,093
Dada Nexus Ltd. ADR (a) (b)	70,249	133,473

See accompanying notes to financial statements.
44

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Dajin Heavy Industry Co. Ltd. Class A	59,100	$194,054
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	689,400	472,823
Daqo New Energy Corp. ADR (a) (b)	72,835	1,483,649
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	123,053
Datang International Power Generation Co. Ltd. Class H (b)	13,002,000	2,678,236
Dazhong Transportation Group Co. Ltd. Class B	2,164,350	456,678
Delixi New Energy Technology Co. Ltd. Class A (a)	155,000	383,810
Deppon Logistics Co. Ltd. Class A	220,700	481,534
DHC Software Co. Ltd. Class A	206,700	168,936
Digital China Group Co. Ltd. Class A	268,900	1,182,620
Digital China Information Service Group Co. Ltd. Class A	224,700	363,763
DingDong Cayman Ltd. ADR (a) (b)	125,454	445,362
Do-Fluoride New Materials Co. Ltd. Class A	288,600	516,281
Dongfang Electric Corp. Ltd. Class A	579,445	1,308,142
Dongfang Electric Corp. Ltd. Class H (b)	428,400	585,724
Dongfang Electronics Co. Ltd. Class A	239,400	407,058
Dongfeng Motor Group Co. Ltd. Class H (b)	1,094,714	356,566
Dongguan Aohai Technology Co. Ltd. Class A	32,200	137,613
Dongguan Dingtong Precision Metal Co. Ltd. Class A	30,462	177,367
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	220,716
Dongguan Yutong Optical Technology Co. Ltd. Class A	146,750	337,590
Donghua Testing Technology Co. Ltd. Class A	80,800	420,934
Dongjiang Environmental Co. Ltd. Class A (a)	491,000	298,165
Dongyue Group Ltd.	1,819,000	1,819,585
Dosilicon Co. Ltd. Class A (a)	62,891	183,587
Double Medical Technology, Inc. Class A	210,700	950,139
DouYu International Holdings Ltd. ADR (b)	10,591	114,701
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	162,564
East Buy Holding Ltd. (a) (b) (c)	351,500	894,192
Security Description	Shares	Value
East Money Information Co. Ltd. Class A	934,388	$2,710,248
Eastern Communications Co. Ltd. Class B	634,800	243,128
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	101,827
Ecovacs Robotics Co. Ltd. Class A	102,900	752,932
EGing Photovoltaic Technology Co. Ltd. Class A (a)	255,300	109,071
EHang Holdings Ltd. ADR (a) (b)	36,225	512,221
Electric Connector Technology Co. Ltd. Class A	30,200	189,822
Empyrean Technology Co. Ltd. Class A	8,900	118,278
Eoptolink Technology, Inc. Ltd. Class A	70,518	1,309,570
Espressif Systems Shanghai Co. Ltd. Class A	34,569	578,204
ESR Group Ltd. (c)	1,325,000	2,115,224
Eve Energy Co. Ltd. Class A	216,299	1,507,586
Everbright Securities Co. Ltd. Class A	227,100	624,645
Everest Medicines Ltd. (a) (b) (c)	171,500	599,450
Fanli Digital Technology Co. Ltd. Class A (a)	203,600	173,675
Far East Horizon Ltd. (b)	4,326,000	3,168,966
FAW Jiefang Group Co. Ltd. Class A	457,500	605,978
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	167,187
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	74,538
Fibocom Wireless, Inc. Class A	76,168	161,616
Ficont Industry Beijing Co. Ltd. Class A	31,500	125,574
FinVolution Group ADR	48,696	300,941
First Capital Securities Co. Ltd. Class A	440,900	447,285
First Tractor Co. Ltd. Class A	244,400	650,579
Flat Glass Group Co. Ltd. Class A	270,000	780,065
Flat Glass Group Co. Ltd. Class H (b)	196,000	330,052
Focus Lightings Tech Co. Ltd. Class A	340,200	494,843
Focus Media Information Technology Co. Ltd. Class A	1,416,500	1,430,941
Focus Technology Co. Ltd. Class A	53,715	230,252
Focuslight Technologies, Inc. Class A	27,861	229,221
Foryou Corp. Class A	52,700	228,160

See accompanying notes to financial statements.
45

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Foshan Golden Milky Way Intelligent Equipment Co. Ltd. Class A	50,050	$220,620
Foshan Haitian Flavouring & Food Co. Ltd. Class A	469,675	3,232,658
Foxconn Industrial Internet Co. Ltd. Class A	1,141,200	4,107,482
Fujian Apex Software Co. Ltd. Class A	16,080	86,619
Fujian Boss Software Development Co. Ltd. Class A	50,652	110,370
Fujian Foxit Software Development JSC Ltd. Class A	11,027	105,312
Fujian Funeng Co. Ltd. Class A	59,670	88,499
Fujian Mindong Electric Power Ltd. Co. Class A	236,400	313,122
Fujian Star-net Communication Co. Ltd. Class A	261,100	621,165
Fujian Sunner Development Co. Ltd. Class A	218,100	432,233
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	82,011
Fulin Precision Co. Ltd. Class A (a)	274,540	366,778
Full Truck Alliance Co. Ltd. ADR (b)	712,055	6,415,616
Fuyao Glass Industry Group Co. Ltd. Class A	583,217	4,849,968
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	1,157,000
Ganfeng Lithium Group Co. Ltd. Class A	536,700	2,643,374
Ganfeng Lithium Group Co. Ltd. Class H (c)	155,400	448,144
Gaona Aero Material Co. Ltd. Class A	67,340	165,592
Gaotu Techedu, Inc. ADR (a) (b)	224,822	881,302
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	509,430
GCL Energy Technology Co. Ltd. Class A	66,300	80,049
GCL System Integration Technology Co. Ltd. Class A (a)	670,800	221,407
GCL Technology Holdings Ltd. (a) (b)	18,949,000	3,415,333
GD Power Development Co. Ltd. Class A	1,762,000	1,377,143
GDS Holdings Ltd. Class A (a) (b)	1,047,600	2,946,902
Geely Automobile Holdings Ltd.	5,601,489	8,783,539
GEM Co. Ltd. Class A	810,500	825,711
Security Description	Shares	Value
Gemac Engineering Machinery Co. Ltd. Class A	135,400	$191,725
Gemdale Corp. Class A	206,900	161,709
GemPharmatech Co. Ltd. Class A	163,854	346,267
Genertec Universal Medical Group Co. Ltd. (c)	1,187,100	773,315
Genimous Technology Co. Ltd. Class A (a)	766,000	856,991
Genscript Biotech Corp. (a) (b)	692,000	1,241,903
Getein Biotech, Inc. Class A	467,078	590,634
GF Securities Co. Ltd. Class H (b)	2,869,800	3,982,806
Giant Biogene Holding Co. Ltd. (c)	300,600	1,971,750
Giant Network Group Co. Ltd. Class A	477,500	805,766
Giantec Semiconductor Corp. Class A	39,289	330,877
GigaDevice Semiconductor, Inc. Class A (a)	36,960	466,684
Ginlong Technologies Co. Ltd. Class A	24,650	293,039
GoerTek, Inc. Class A	471,500	1,527,281
Goke Microelectronics Co. Ltd. Class A	34,200	306,100
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	668,000	249,398
Goldwind Science & Technology Co. Ltd. Class A	966,300	1,383,456
GoodWe Technologies Co. Ltd. Class A	29,259	254,561
Gotion High-tech Co. Ltd. Class A	167,044	551,352
Grandjoy Holdings Group Co. Ltd. Class A (a)	193,700	92,994
Great Microwave Technology Co. Ltd. Class A	76,070	300,426
Great Wall Motor Co. Ltd. Class H	3,866,376	7,217,567
Gree Electric Appliances, Inc. of Zhuhai Class A	250,900	1,718,638
Gree Real Estate Co. Ltd. Class A (a)	472,800	433,033
Greentown China Holdings Ltd.	1,180,500	1,392,131
Greentown Service Group Co. Ltd. (b)	484,000	290,992
Grinm Advanced Materials Co. Ltd. Class A	224,600	349,160
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	173,400	183,344
Guangdong Dtech Technology Co. Ltd. Class A	45,200	129,878

See accompanying notes to financial statements.
46

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Guangdong Electric Power Development Co. Ltd. Class B	3,602,240	$997,080
Guangdong Golden Dragon Development, Inc. Class A (a)	242,300	507,197
Guangdong Haid Group Co. Ltd. Class A	216,000	1,482,046
Guangdong Hongda Holdings Group Co. Ltd. Class A	216,500	745,522
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	165,357
Guangdong Investment Ltd.	5,442,229	3,664,352
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	36,909	63,338
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	125,393
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	820,700	746,981
Guangdong Provincial Expressway Development Co. Ltd. Class B	445,600	409,602
Guangdong Shunkong Development Co. Ltd. Class A	75,200	142,155
Guangdong Tecsun Science & Technology Co. Ltd. Class A	95,400	125,407
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	441,900	995,730
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	231,600	450,053
Guanghui Energy Co. Ltd. Class A	1,124,300	1,155,039
Guanglian Aviation Industry Co. Ltd. Class A	238,640	675,140
Guangshen Railway Co. Ltd. Class H	9,574,000	2,748,635
Guangxi Guiguan Electric Power Co. Ltd. Class A	456,500	459,197
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	294,400	741,190
Guangzhou Automobile Group Co. Ltd. Class H (b)	5,186,090	2,036,379
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	382,900	1,677,425
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	206,090
Guangzhou Haige Communications Group, Inc. Co. Class A	928,600	1,409,091
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	81,284
Security Description	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,799,482	$342,869
Guangzhou Restaurant Group Co. Ltd. Class A	286,160	711,858
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (a)	9,200	47,757
Guangzhou Tinci Materials Technology Co. Ltd. Class A	441,298	1,167,774
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	958,784	943,899
Guangzhou Zhujiang Brewery Co. Ltd. Class A	471,800	647,165
Guizhou Aviation Technical Development Co. Ltd. Class A	26,954	140,958
Guizhou Tyre Co. Ltd. Class A	103,100	80,286
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	465,100	244,557
Guizhou Zhenhua E-chem, Inc. Class A	39,924	66,857
Guizhou Zhongyida Co. Ltd. Class A (a)	243,700	161,569
Guocheng Mining Co. Ltd. Class A	234,900	409,140
Guosen Securities Co. Ltd. Class A	730,900	1,235,459
Guosheng Financial Holding, Inc. Class A (a)	669,900	1,190,738
Guotai Junan Securities Co. Ltd. Class A	501,600	1,053,563
Guoyuan Securities Co. Ltd. Class A	230,710	292,399
H World Group Ltd.	1,701,560	6,670,422
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	4,048,000	469,031
Haidilao International Holding Ltd. (c)	742,000	1,820,730
Haier Smart Home Co. Ltd. Class A	859,500	3,948,322
Haier Smart Home Co. Ltd. Class H	2,295,800	9,221,623
Hainan Drinda New Energy Technology Co. Ltd. Class A	29,400	201,219
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	146,600	381,862
Hainan Jinpan Smart Technology Co. Ltd. Class A	161,111	848,989
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	65,000	73,891
Haisco Pharmaceutical Group Co. Ltd. Class A	245,900	1,298,602
Haitian International Holdings Ltd.	189,000	608,304
Haitong Securities Co. Ltd. Class A	475,700	596,099

See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Haitong Securities Co. Ltd. Class H (b)	4,756,400	$2,221,082
Halo Microelectronics Co. Ltd. Class A (a)	189,640	307,818
Hangjin Technology Co. Ltd. Class A	236,300	663,456
Hangzhou Alltest Biotech Co. Ltd. Class A	27,930	266,264
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	28,100	192,161
Hangzhou Chang Chuan Technology Co. Ltd. Class A	334,530	1,812,068
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	234,081
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	86,761
Hangzhou First Applied Material Co. Ltd. Class A	597,706	1,508,218
Hangzhou Great Star Industrial Co. Ltd. Class A	505,600	2,264,802
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	19,632	217,088
Hangzhou Lion Microelectronics Co. Ltd. Class A	28,300	97,816
Hangzhou Onechance Tech Corp. Class A	69,000	206,646
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	113,273
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	208,400	673,560
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,926,979	1,895,349
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	140,462
Hangzhou Tigermed Consulting Co. Ltd. Class A	194,922	1,921,466
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	490,000	1,321,596
Hanwang Technology Co. Ltd. Class A (a)	43,100	115,592
Hanwei Electronics Group Corp. Class A	44,800	103,956
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	154,784
Harbin Boshi Automation Co. Ltd. Class A	986,620	2,072,302
Harbin Electric Co. Ltd. Class H (b)	4,412,942	1,528,267
HBM Holdings Ltd. (a) (c)	675,000	125,137
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	165,679
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	181,912	254,986
Security Description	Shares	Value
Hefei Meiya Optoelectronic Technology, Inc. Class A	266,020	$607,023
Helens International Holdings Co. Ltd. (b)	158,000	71,601
Hello Group, Inc. ADR	175,358	1,334,474
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	287,900	188,817
Henan Lingrui Pharmaceutical Co. Class A	502,300	1,778,485
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	215,900	619,444
Henan Shijia Photons Technology Co. Ltd. Class A (a)	158,316	252,676
Henan Shuanghui Investment & Development Co. Ltd. Class A	207,040	801,399
Henan Zhongfu Industry Co. Ltd. Class A (a)	711,300	307,951
Hengan International Group Co. Ltd.	1,122,000	3,871,207
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	214,600	435,109
Hengli Petrochemical Co. Ltd. Class A	678,700	1,518,642
Hesai Group ADR (a) (b)	40,835	191,516
HG Technologies Co. Ltd. Class A	42,600	107,434
Hisense Home Appliances Group Co. Ltd. Class A	702,400	3,562,859
HitGen, Inc. Class A	56,149	92,263
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	997,120
Hongbo Co. Ltd. Class A (a)	36,600	60,872
Hongli Zhihui Group Co. Ltd. Class A	454,400	481,757
Hopson Development Holdings Ltd. (a) (b)	519,159	322,824
Hoshine Silicon Industry Co. Ltd. Class A	39,000	334,517
Hoymiles Power Electronics, Inc. Class A	10,275	244,034
Hoyuan Green Energy Co. Ltd. Class A	60,374	146,306
Hua Hong Semiconductor Ltd. (c)	456,000	1,226,958
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	200,900	109,368
Huada Automotive Technology Corp. Ltd. Class A	77,100	366,736
Huadian Power International Corp. Ltd. Class H (b)	4,919,308	2,799,271
Huadong Medicine Co. Ltd. Class A	34,200	170,984
Huafon Chemical Co. Ltd. Class A	1,933,200	2,320,287

See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Huafu Fashion Co. Ltd. Class A (a)	171,400	$90,125
Huagong Tech Co. Ltd. Class A	207,000	1,032,833
Huaibei Mining Holdings Co. Ltd. Class A	328,900	846,376
Huakai Yibai Technology Co. Ltd. Class A	46,900	93,550
Hualan Biological Engineering, Inc. Class A	430,627	1,102,002
Huaneng Power International, Inc. Class H (b)	8,548,416	5,249,558
Huangshan Tourism Development Co. Ltd. Class B	1,688,182	1,326,911
Huatai Securities Co. Ltd. Class A	725,900	1,825,472
Huatai Securities Co. Ltd. Class H (c)	1,420,000	2,288,819
Huaxi Securities Co. Ltd. Class A	500,600	628,732
Huayu Automotive Systems Co. Ltd. Class A	232,061	594,522
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	699,600	370,860
Hubei Century Network Technology Co. Ltd. Class A	82,000	137,669
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	157,608
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	239,746
Huizhou Desay Sv Automotive Co. Ltd. Class A	176,062	3,013,505
Humanwell Healthcare Group Co. Ltd. Class A	33,900	102,156
Hunan Gold Corp. Ltd. Class A	226,800	575,211
Hunan Huamin Holdings Co. Ltd. Class A (a)	317,800	343,290
Hunan Valin Steel Co. Ltd. Class A	1,460,700	980,945
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	240,330
Hunan Zhongke Electric Co. Ltd. Class A	51,300	77,405
Hundsun Technologies, Inc. Class A	667,310	2,180,618
HUYA, Inc. ADR (b)	40,274	205,397
Hwa Create Co. Ltd. Class A (a)	74,000	228,281
Hwatsing Technology Co. Ltd. Class A	29,607	684,773
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	338,800	1,033,738
Hymson Laser Technology Group Co. Ltd. Class A	45,290	227,011
Security Description	Shares	Value
Hytera Communications Corp. Ltd. Class A (a)	743,200	$708,300
HyUnion Holding Co. Ltd. Class A (a)	186,600	165,306
IEIT Systems Co. Ltd. Class A	65,416	387,898
Iflytek Co. Ltd. Class A	265,300	1,684,601
iHuman, Inc. ADR	330	759
IKD Co. Ltd. Class A	137,500	305,505
Imeik Technology Development Co. Ltd. Class A	34,120	1,148,603
Industrial & Commercial Bank of China Ltd. Class A	7,112,605	6,280,625
Industrial & Commercial Bank of China Ltd. Class H	75,610,656	45,166,842
Industrial Bank Co. Ltd. Class A	1,465,400	4,034,815
Industrial Securities Co. Ltd. Class A	725,600	707,078
INESA Intelligent Tech, Inc. Class B	4,602,600	2,674,111
Infotmic Co. Ltd. Class A (a)	619,500	512,514
Ingenic Semiconductor Co. Ltd. Class A	35,700	331,156
Inmyshow Digital Technology Group Co. Ltd. Class A	124,500	79,695
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	3,717,700	918,980
Inner Mongolia ERDOS Resources Co. Ltd. Class A	217,960	319,840
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	760,200	498,570
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	38,200	159,761
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	615,900	1,173,076
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	280,100	1,163,440
Inner Mongolia Yitai Coal Co. Ltd. Class B	957,136	2,052,100
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	191,400	184,326
InnoCare Pharma Ltd. (a) (b) (c)	188,000	163,131
Innovent Biologics, Inc. (a) (c)	1,152,000	6,985,414
Intco Medical Technology Co. Ltd. Class A	56,700	227,087
iQIYI, Inc. ADR (a) (b)	405,409	1,159,470
iRay Technology Co. Ltd. Class A	8,205	148,703
JA Solar Technology Co. Ltd. Class A	400,764	775,914
Jade Bird Fire Co. Ltd. Class A	66,040	108,421
Jason Furniture Hangzhou Co. Ltd. Class A	267,440	1,187,281
JCET Group Co. Ltd. Class A	68,300	344,786

See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
JD Health International, Inc. (a) (b) (c)	1,187,150	$5,349,244
JD Logistics, Inc. (a) (c)	1,414,400	2,549,289
JD.com, Inc. Class A	2,562,382	55,123,789
Jiajiayue Group Co. Ltd. Class A	250,600	345,179
Jiangling Motors Corp. Ltd. Class A	211,100	845,166
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	151,286
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	105,344
Jiangsu Cai Qin Technology Co. Ltd. Class A	37,434	80,766
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	85,315
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	243,220	255,430
Jiangsu Cnano Technology Co. Ltd. Class A	36,116	144,905
Jiangsu Eastern Shenghong Co. Ltd. Class A	723,100	958,809
Jiangsu Etern Co. Ltd. Class A	130,600	81,921
Jiangsu Expressway Co. Ltd. Class H	4,099,087	4,153,179
Jiangsu General Science Technology Co. Ltd. Class A	321,400	246,607
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	118,487
Jiangsu Hengli Hydraulic Co. Ltd. Class A	214,151	1,927,731
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	675,916	5,051,032
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	141,026
Jiangsu Hoperun Software Co. Ltd. Class A (a)	419,400	2,239,429
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	227,750	820,058
Jiangsu King's Luck Brewery JSC Ltd. Class A	132,700	977,240
Jiangsu Linyang Energy Co. Ltd. Class A	229,200	248,894
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	161,680	816,641
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	262,800	244,827
Jiangsu Pacific Precision Forging Co. Ltd. Class A	149,300	194,554
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	214,756
Jiangsu Rongtai Industry Co. Ltd. Class A	92,500	281,915
Jiangsu Shagang Co. Ltd. Class A	146,600	125,262
Security Description	Shares	Value
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	$106,782
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	343,486
Jiangsu Yanghe Distillery Co. Ltd. Class A	185,365	2,627,129
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	166,989
Jiangsu Yinhe Electronics Co. Ltd. Class A	142,900	107,808
Jiangsu Yoke Technology Co. Ltd. Class A	230,000	2,017,160
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	410,678	2,246,255
Jiangsu Zhongtian Technology Co. Ltd. Class A	613,000	1,356,743
Jiangxi Copper Co. Ltd. Class H	2,395,000	4,877,876
Jiangxi Ganneng Co. Ltd. Class A	170,400	219,858
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	153,119
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	225,100	920,515
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	62,400	76,678
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	117,635
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (a)	57,500	98,344
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	238,900	360,809
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	824,900	162,655
Jilin OLED Material Tech Co. Ltd. Class A	60,000	165,032
Jinan Acetate Chemical Co. Ltd. (b)	39,357	1,103,113
Jinko Solar Co. Ltd. Class A	387,317	487,560
JinkoSolar Holding Co. Ltd. ADR (b)	50,465	1,353,471
Jinlei Technology Co. Ltd. Class A	51,000	148,439
Jinxin Fertility Group Ltd. (b) (c)	1,045,500	492,633
Jinzhou Yongshan Lithium Co. Ltd. Class A (a)	84,200	94,563
JiuGui Liquor Co. Ltd. Class A	22,500	166,178
Jiumaojiu International Holdings Ltd. (b) (c)	225,000	143,386
JL Mag Rare-Earth Co. Ltd. Class A	99,584	205,467
Joinn Laboratories China Co. Ltd. Class A	287,111	740,479

See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Jointo Energy Investment Co. Ltd. Hebei Class A	136,200	$106,062
Jointown Pharmaceutical Group Co. Ltd. Class A	1,314,077	1,077,751
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	113,188
Jones Tech PLC Class A	59,900	159,279
Joy City Property Ltd.	3,506,000	106,523
Joyoung Co. Ltd. Class A	452,056	740,869
JOYY, Inc. ADR (a)	50,317	1,823,488
Juewei Food Co. Ltd. Class A	19,000	46,233
Kama Co. Ltd. Class B (a)	1,693,400	50,802
Kandi Technologies Group, Inc. (a) (b)	185	381
Kangji Medical Holdings Ltd. (b)	117,500	91,368
Kanzhun Ltd. ADR	290,098	5,036,101
KBC Corp. Ltd. Class A	10,053	31,745
KE Holdings, Inc. ADR	730,492	14,544,096
Keboda Technology Co. Ltd. Class A	10,600	92,798
Keda Industrial Group Co. Ltd. Class A	177,500	220,396
KEDE Numerical Control Co. Ltd. Class A	34,687	368,695
Kehua Data Co. Ltd. Class A	34,800	118,989
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	160,141
Keshun Waterproof Technologies Co. Ltd. Class A (a)	158,860	139,143
Keymed Biosciences, Inc. (a) (b) (c)	140,500	754,277
Kingboard Holdings Ltd.	1,271,391	3,224,513
KingClean Electric Co. Ltd. Class A (a)	45,640	157,097
Kingdee International Software Group Co. Ltd. (a)	2,733,700	3,167,467
Kingnet Network Co. Ltd. Class A	697,300	1,184,642
Kingsemi Co. Ltd. Class A	25,056	296,613
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	247,436
Kingsoft Corp. Ltd.	953,200	3,626,271
Konfoong Materials International Co. Ltd. Class A	20,700	176,812
KPC Pharmaceuticals, Inc. Class A	233,900	529,384
KSEC Intelligent Technology Co. Ltd. Class A	40,800	122,540
Kuaishou Technology (a) (c)	2,335,700	16,493,485
Kuang-Chi Technologies Co. Ltd. Class A (a)	508,090	1,813,505
Kunlun Energy Co. Ltd.	6,046,152	6,242,696
Kunlun Tech Co. Ltd. Class A	74,300	398,643
Kunshan Dongwei Technology Co. Ltd. Class A	35,537	126,282
Security Description	Shares	Value
Kunshan Huguang Auto Harness Co. Ltd. Class A	159,200	$664,674
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	170,617
Kweichow Moutai Co. Ltd. Class A	119,879	29,941,273
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	122,000	90,995
Lao Feng Xiang Co. Ltd. Class A	27,600	247,896
Laobaixing Pharmacy Chain JSC Class A	44,954	111,636
LB Group Co. Ltd. Class A	465,800	1,382,362
Leader Harmonious Drive Systems Co. Ltd. Class A	15,595	211,977
Lenovo Group Ltd.	8,482,282	11,575,435
Lens Technology Co. Ltd. Class A	452,265	1,321,515
Leo Group Co. Ltd. Class A	2,457,000	649,475
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A (a)	28,400	87,651
Levima Advanced Materials Corp. Class A	65,900	153,012
LexinFintech Holdings Ltd. ADR	91,491	248,856
Li Auto, Inc. Class A (a)	1,186,654	16,514,618
Li Ning Co. Ltd.	2,669,193	6,769,630
Lifetech Scientific Corp. (a) (b)	4,628,000	1,036,720
Ligao Foods Co. Ltd. Class A	22,700	117,414
Lingyi iTech Guangdong Co. Class A	940,500	1,009,217
Link Motion, Inc. ADR (a) (e)	16,509	—
Linklogis, Inc. Class B (b) (c)	340,500	82,413
Linktel Technologies Co. Ltd. Class A	17,700	191,652
Livzon Pharmaceutical Group, Inc. Class H	427,327	1,625,686
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	135,259
Longfor Group Holdings Ltd. (b) (c)	1,574,538	3,048,735
LONGi Green Energy Technology Co. Ltd. Class A	980,604	2,460,390
Longshine Technology Group Co. Ltd. Class A	39,450	67,303
Loongson Technology Corp. Ltd. Class A (a)	38,615	660,002
Lucky Harvest Co. Ltd. Class A	19,000	82,150
Luenmei Quantum Co. Ltd. Class A	490,008	414,487
Lufax Holding Ltd. ADR	126,374	441,045
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	96,586
Luxshare Precision Industry Co. Ltd. Class A	982,629	6,101,899

See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Luye Pharma Group Ltd. (a) (b) (c)	1,167,000	$503,309
Luzhou Laojiao Co. Ltd. Class A	216,542	4,631,799
Maanshan Iron & Steel Co. Ltd. Class H (a) (b)	3,854,000	620,212
Maccura Biotechnology Co. Ltd. Class A	37,572	78,326
Macmic Science & Technology Co. Ltd. Class A	63,146	160,241
Malion New Materials Co. Ltd. Class A	92,150	102,438
Mango Excellent Media Co. Ltd. Class A	191,550	720,367
Maxscend Microelectronics Co. Ltd. Class A	33,696	447,232
Mega-info Media Co. Ltd. Class A	56,700	89,117
MeiG Smart Technology Co. Ltd. Class A	76,400	260,793
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	474,960	293,853
Meitu, Inc. (b) (c)	3,520,500	1,391,430
Meituan Class B (a) (c)	4,900,427	108,512,835
Mesnac Co. Ltd. Class A	136,500	159,346
Metallurgical Corp. of China Ltd. Class A	1,535,100	732,603
Metallurgical Corp. of China Ltd. Class H (b)	2,317,000	474,288
Microport Scientific Corp. (a) (b)	704,137	714,335
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	201,144
Ming Yang Smart Energy Group Ltd. Class A	183,800	283,632
Ming Yuan Cloud Group Holdings Ltd.	372,000	150,859
Mingchen Health Co. Ltd. Class A	335,960	718,133
MINISO Group Holding Ltd. ADR (b)	106,214	1,862,994
Minmetals Development Co. Ltd. Class A (a)	134,400	150,749
Minth Group Ltd. (a)	250,000	514,966
Miracll Chemicals Co. Ltd. Class A	48,880	116,287
MLS Co. Ltd. Class A	49,748	63,121
MMG Ltd. (a)	2,368,799	844,747
MOG Digitech Holdings Ltd. (a)	440,000	73,640
Montage Technology Co. Ltd. Class A	218,256	2,085,682
Montnets Cloud Technology Group Co. Ltd. Class A	473,500	571,016
Morimatsu International Holdings Co. Ltd.	167,000	118,894
Security Description	Shares	Value
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	$125,218
Muyuan Foods Co. Ltd. Class A (a)	679,484	4,496,139
Nancal Technology Co. Ltd. Class A	77,848	205,670
NanJi E-Commerce Co. Ltd. Class A	760,000	357,269
Nanjing Bestway Intelligent Control Technology Co. Ltd. Class A	25,900	124,714
Nanjing Vazyme Biotech Co. Ltd. Class A	29,026	100,864
Nantong Jianghai Capacitor Co. Ltd. Class A	197,200	426,879
Nanya New Material Technology Co. Ltd. Class A	81,448	268,947
NARI Technology Co. Ltd. Class A	619,079	2,447,603
National Silicon Industry Group Co. Ltd. Class A	164,679	446,601
Nations Technologies, Inc. Class A (a)	321,800	617,515
NAURA Technology Group Co. Ltd. Class A	72,205	3,775,812
NavInfo Co. Ltd. Class A (a)	251,900	337,611
NBTM New Materials Group Co. Ltd. Class A	248,448	574,736
NetDragon Websoft Holdings Ltd.	34,500	51,789
NetEase, Inc.	2,048,280	39,686,661
New China Life Insurance Co. Ltd. Class H	1,195,000	3,730,769
New Hope Liuhe Co. Ltd. Class A (a)	688,200	1,023,649
New Horizon Health Ltd. (a) (b) (c) (e)	115,500	105,128
New Oriental Education & Technology Group, Inc.	1,681,610	13,422,571
New Trend International Logis-Tech Co. Ltd. Class A	56,405	98,325
Neway CNC Equipment Suzhou Co. Ltd. Class A	95,117	238,382
Neway Valve Suzhou Co. Ltd. Class A	50,000	153,530
Newland Digital Technology Co. Ltd. Class A	672,720	1,644,637
Ninestar Corp. Class A (a)	26,600	115,276
Ningbo Deye Technology Co. Ltd. Class A	100,222	1,456,077
Ningbo Energy Group Co. Ltd. Class A	803,000	448,619
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	179,320
Ningbo Hengshuai Co. Ltd. Class A	31,000	361,220
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	193,207

See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ningbo Joyson Electronic Corp. Class A	33,300	$82,077
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	392,571
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	51,784	214,575
Ningbo Sanxing Medical Electric Co. Ltd. Class A	240,300	1,197,955
Ningbo Shanshan Co. Ltd. Class A	169,000	225,055
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	112,030
Ningbo Tuopu Group Co. Ltd. Class A	253,295	1,674,241
Ningbo Xusheng Group Co. Ltd. Class A	171,012	267,808
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	106,326
Ningbo Yunsheng Co. Ltd. Class A	186,400	178,712
Ningbo Zhenyu Technology Co. Ltd. Class A	25,500	220,399
Ningxia Baofeng Energy Group Co. Ltd. Class A	296,100	734,047
Ningxia Western Venture Industrial Co. Ltd. Class A (a)	202,700	138,442
NIO, Inc. ADR (a) (b)	1,543,300	10,309,244
Niu Technologies ADR (a) (b)	26,989	62,075
Noah Holdings Ltd. ADR (b)	21,696	267,512
Nongfu Spring Co. Ltd. Class H (b) (c)	1,834,400	8,076,792
North Copper Co. Ltd. Class A	698,700	1,040,265
Northeast Securities Co. Ltd. Class A	208,700	244,524
Novogene Co. Ltd. Class A	42,398	79,602
Novoray Corp. Class A	23,741	174,021
NYOCOR Co. Ltd. Class A	630,900	530,058
Obio Technology Shanghai Corp. Ltd. Class A (a)	229,999	176,476
Ocean's King Lighting Science & Technology Co. Ltd. Class A	206,700	152,987
OFILM Group Co. Ltd. Class A (a)	193,100	274,531
Oppein Home Group, Inc. Class A	18,620	166,282
OPT Machine Vision Tech Co. Ltd. Class A	7,099	62,869
Orient Securities Co. Ltd. Class A	1,070,956	1,700,088
Ourpalm Co. Ltd. Class A (a)	131,300	103,747
Ovctek China, Inc. Class A	73,300	217,010
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	474,200	199,880
PDD Holdings, Inc. ADR (a)	703,222	94,801,358
Peijia Medical Ltd. (a) (b) (c)	149,000	70,208
Security Description	Shares	Value
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,197,300	$61,587
People.cn Co. Ltd. Class A	276,900	930,168
People's Insurance Co. Group of China Ltd. Class H	9,504,000	4,539,406
Perfect World Co. Ltd. Class A	480,850	659,579
PetroChina Co. Ltd. Class A	3,620,100	4,665,657
PetroChina Co. Ltd. Class H	24,535,988	20,026,799
Pharmaron Beijing Co. Ltd. Class A	385,175	1,670,331
Phenix Optical Co. Ltd. Class A (a)	96,000	288,879
PhiChem Corp. Class A	43,000	88,290
PICC Property & Casualty Co. Ltd. Class H	8,765,102	12,999,546
Piesat Information Technology Co. Ltd. Class A (a)	24,823	64,446
Ping An Bank Co. Ltd. Class A	1,238,200	2,160,191
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	709,300	1,324,088
Ping An Insurance Group Co. of China Ltd. Class A	724,330	5,908,568
Ping An Insurance Group Co. of China Ltd. Class H	6,872,420	44,371,016
Piotech, Inc. Class A	27,695	569,836
PNC Process Systems Co. Ltd. Class A	42,415	136,300
POCO Holding Co. Ltd. Class A	54,432	357,532
Poly Developments & Holdings Group Co. Ltd. Class A	759,000	1,196,198
Poly Property Group Co. Ltd. (b)	2,394,198	548,654
Pop Mart International Group Ltd. (c)	856,400	5,871,040
Postal Savings Bank of China Co. Ltd. Class A	156,200	117,396
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	7,892,000	4,724,532
Power Construction Corp. of China Ltd. Class A	743,600	599,245
Primarius Technologies Co. Ltd. Class A (a)	113,580	288,873
Puxin Ltd. ADR (a) (e)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A (a)	41,798	489,668
Pylon Technologies Co. Ltd. Class A	20,007	144,393
Qianhe Condiment & Food Co. Ltd. Class A	424,065	848,900
Qifu Technology, Inc. ADR	117,188	3,493,374
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	81,479
Qingdao Gaoce Technology Co. Ltd. Class A	131,748	268,065

See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Qingdao Gon Technology Co. Ltd. Class A	229,200	$715,242
Qingdao Haier Biomedical Co. Ltd. Class A	36,599	182,507
Qingdao Hanhe Cable Co. Ltd. Class A	1,209,700	603,238
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	161,574
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	212,400	159,938
Qingdao Topscomm Communication, Inc. Class A	188,900	170,853
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	27,108	321,485
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	211,200	560,090
Quectel Wireless Solutions Co. Ltd. Class A	32,398	224,099
Qutoutiao, Inc. ADR (a)	1,218	22
R&G PharmaStudies Co. Ltd. Class A	23,200	164,785
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	260,571
Raytron Technology Co. Ltd. Class A	84,455	475,815
Red Avenue New Materials Group Co. Ltd. Class A	14,300	64,955
Remegen Co. Ltd. Class A (a)	67,653	339,394
Remegen Co. Ltd. Class H (a) (c)	51,500	113,376
Rigol Technologies Co. Ltd. Class A	22,037	109,577
Risen Energy Co. Ltd. Class A	196,400	387,544
Rising Nonferrous Metals Share Co. Ltd. Class A (a)	51,200	219,398
Riyue Heavy Industry Co. Ltd. Class A	44,400	79,935
RLX Technology, Inc. ADR	885,208	1,602,226
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	268,002
Rockchip Electronics Co. Ltd. Class A	44,200	410,381
RongFa Nuclear Equipment Co. Ltd. Class A (a)	190,500	105,067
Rongsheng Petrochemical Co. Ltd. Class A	717,000	1,060,340
Roshow Technology Co. Ltd. Class A (a)	185,800	171,234
Ruijie Networks Co. Ltd. Class A	23,513	141,912
Sai Micro Electronics, Inc. Class A	47,600	130,449
SAIC Motor Corp. Ltd. Class A	512,000	1,070,286
Sailun Group Co. Ltd. Class A	1,605,232	3,678,984
Security Description	Shares	Value
Sangfor Technologies, Inc. Class A	19,261	$193,335
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	150,214
Sany Heavy Industry Co. Ltd. Class A	939,500	2,534,454
Satellite Chemical Co. Ltd. Class A	862,225	2,300,121
Sealand Securities Co. Ltd. Class A	1,463,940	1,010,313
Seazen Group Ltd. (a) (b)	511,238	167,177
Seazen Holdings Co. Ltd. Class A (a)	31,600	64,838
Semitronix Corp. Class A	10,900	77,093
Sensteed Hi-tech Group Class A (a)	1,010,700	193,514
Seres Group Co. Ltd. Class A (a)	70,498	910,808
SF Holding Co. Ltd. Class A	407,400	2,618,341
SG Micro Corp. Class A	35,538	482,394
Shaanxi Coal Industry Co. Ltd. Class A	902,200	3,555,354
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,847	90,867
Shaanxi International Trust Co. Ltd. Class A	962,600	514,403
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	147,788	455,064
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	223,167	283,158
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	224,550	271,758
Shandong Chenming Paper Holdings Ltd. Class B (a)	498,600	100,137
Shandong Gold Mining Co. Ltd. Class A	951,180	3,980,777
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	453,900	3,001,506
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	132,098
Shandong Humon Smelting Co. Ltd. Class A	212,500	341,584
Shandong Linglong Tyre Co. Ltd. Class A	436,700	1,256,691
Shandong Pharmaceutical Glass Co. Ltd. Class A	164,164	683,054
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,900,000	1,374,702
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	427,292	1,028,751
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	249,740	337,571
Shanghai Acrel Co. Ltd. Class A	34,200	101,496

See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	145,000	$213,398
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	61,298	221,591
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	15,502	108,313
Shanghai AtHub Co. Ltd. Class A	414,299	951,888
Shanghai Awinic Technology Co. Ltd. Class A	25,361	209,957
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	425,636	1,401,829
Shanghai Baolong Automotive Corp. Class A	40,500	227,307
Shanghai Baosight Software Co. Ltd. Class A	405,820	1,912,941
Shanghai Baosight Software Co. Ltd. Class B	2,483,056	4,258,441
Shanghai Baosteel Packaging Co. Ltd. Class A	158,900	124,874
Shanghai Belling Co. Ltd. Class A	216,800	787,755
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	9,760	293,847
Shanghai Bright Power Semiconductor Co. Ltd. Class A (a)	21,076	196,978
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,603,020	2,071,736
Shanghai Daimay Automotive Interior Co. Ltd. Class A	898,357	1,409,409
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	693,700	357,820
Shanghai Electric Group Co. Ltd. Class H (a)	9,592,077	2,161,073
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	431,974	530,196
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	278,900	1,102,665
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	289,837
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	80,199	405,198
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	316,751
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	402,498
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	86,790
Security Description	Shares	Value
Shanghai Gentech Co. Ltd. Class A	58,111	$286,044
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	88,137
Shanghai Guao Electronic Technology Co. Ltd. Class A (a)	28,800	45,184
Shanghai Haohai Biological Technology Co. Ltd. Class A	20,101	213,686
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	58,006	277,902
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	250,513
Shanghai Hiuv New Materials Co. Ltd. Class A (a)	9,699	47,340
Shanghai Huafon Aluminium Corp. Class A	72,400	195,311
Shanghai Huayi Group Co. Ltd. Class B	403,300	209,716
Shanghai International Airport Co. Ltd. Class A	232,300	1,275,241
Shanghai International Port Group Co. Ltd. Class A	1,695,400	1,574,604
Shanghai Jinjiang International Hotels Co. Ltd. Class B	499,100	810,538
Shanghai Jinjiang International Travel Co. Ltd. Class B	290,410	324,678
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,700,666	1,513,593
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	144,555	656,613
Shanghai Labway Clinical Laboratory Co. Ltd. Class A (a)	51,800	82,082
Shanghai Liangxin Electrical Co. Ltd. Class A	231,180	249,062
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	23,800	8,354
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	202,800	318,747
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,147,568	656,409
Shanghai M&G Stationery, Inc. Class A	230,081	1,164,106
Shanghai Medicilon, Inc. Class A (a)	21,546	110,768
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	21,998	355,179
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	148,500	224,447

See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shanghai Moons' Electric Co. Ltd. Class A	170,016	$1,166,049
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	466,500	1,409,768
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	473,600	773,125
Shanghai Pudong Development Bank Co. Ltd. Class A	1,738,900	2,516,922
Shanghai Putailai New Energy Technology Co. Ltd. Class A	151,820	324,307
Shanghai RAAS Blood Products Co. Ltd. Class A	700,100	790,265
Shanghai Runda Medical Technology Co. Ltd. Class A	261,800	653,504
Shanghai Sanyou Medical Co. Ltd. Class A	81,535	235,099
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	252,493
Shanghai Stonehill Technology Co. Ltd. Class A	1,183,200	480,134
Shanghai Supezet Engineering Technology Corp. Ltd. Class A (a)	91,382	171,178
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	203,700	320,744
Shanghai Wanye Enterprises Co. Ltd. Class A	248,640	455,454
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	256,505
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	16,846	85,257
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	700,588	638,659
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	220,700	752,732
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	956,500	818,649
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	435,095
Shanxi Blue Flame Holding Co. Ltd. Class A	145,100	139,116
Shanxi Coking Coal Energy Group Co. Ltd. Class A	193,300	264,043
Shanxi Guoxin Energy Corp. Ltd. Class A	383,760	148,599
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	420,400	1,060,213
Shanxi Meijin Energy Co. Ltd. Class A (a)	463,300	343,570
Shanxi Securities Co. Ltd. Class A	224,630	211,835
Security Description	Shares	Value
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	472,000	$265,720
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	3,706,835
Sharetronic Data Technology Co. Ltd. Class A	30,600	301,468
Shengda Resources Co. Ltd. Class A	222,600	416,024
Shenghe Resources Holding Co. Ltd. Class A	61,200	87,883
Shengyi Electronics Co. Ltd. Class A (a)	176,789	617,618
Shengyi Technology Co. Ltd. Class A	473,700	1,410,545
Shennan Circuits Co. Ltd. Class A	23,660	375,151
Shenwan Hongyuan Group Co. Ltd. Class A	968,600	791,637
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	593,500	383,305
Shenzhen Agricultural Products Group Co. Ltd. Class A	941,800	851,821
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	126,307
Shenzhen Bingchuan Network Co. Ltd. Class A	35,900	92,589
Shenzhen BSC Technology Co. Ltd. Class A	22,330	99,898
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	131,731
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	226,695
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	161,517
Shenzhen Click Technology Co. Ltd. Class A	79,700	140,299
Shenzhen Das Intellitech Co. Ltd. Class A	1,705,937	719,069
Shenzhen Desay Battery Technology Co. Class A	47,270	176,486
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	138,705
Shenzhen Energy Group Co. Ltd. Class A	173,300	173,086
Shenzhen Envicool Technology Co. Ltd. Class A	246,184	915,278
Shenzhen Expressway Corp. Ltd. Class H	3,607,732	3,232,676
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	698,600	1,063,075
Shenzhen Fortune Trend Technology Co. Ltd. Class A	17,448	392,805
Shenzhen FRD Science & Technology Co. Ltd. Class A	235,900	605,032
Shenzhen Gongjin Electronics Co. Ltd. Class A	488,200	562,236

See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shenzhen H&T Intelligent Control Co. Ltd. Class A	471,000	$767,878
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (a)	256,500	417,809
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	108,877
Shenzhen Injoinic Technology Co. Ltd. Class A	199,530	396,001
Shenzhen Inovance Technology Co. Ltd. Class A	339,058	3,025,465
Shenzhen International Holdings Ltd.	1,417,210	1,260,756
Shenzhen Investment Ltd.	4,746,326	617,160
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	138,900	166,911
Shenzhen Jinjia Group Co. Ltd. Class A	449,500	274,890
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	30,735	188,222
Shenzhen Kaifa Technology Co. Ltd. Class A	260,100	614,326
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	167,328
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	462,246
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	238,200	469,004
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	88,298
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	195,556
Shenzhen Lifotronic Technology Co. Ltd. Class A	83,499	203,180
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	8,300	105,395
Shenzhen Manst Technology Co. Ltd. Class A	26,640	158,577
Shenzhen Megmeet Electrical Co. Ltd. Class A	230,300	922,694
Shenzhen Microgate Technology Co. Ltd. Class A	162,800	252,854
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,542,140
Shenzhen Minglida Precision Technology Co. Ltd. Class A	67,600	180,140
Shenzhen MTC Co. Ltd. Class A	2,458,200	1,889,667
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	1,935,762	724,668
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	318,886
Shenzhen Qingyi Photomask Ltd. Class A	96,170	299,421
Security Description	Shares	Value
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	17,520	$103,588
Shenzhen SC New Energy Technology Corp. Class A	116,401	1,129,973
Shenzhen SED Industry Co. Ltd. Class A	82,500	204,050
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	66,089
Shenzhen Sunlord Electronics Co. Ltd. Class A	217,100	875,082
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	116,836
Shenzhen Tagen Group Co. Ltd. Class A	458,000	293,177
Shenzhen Techwinsemi Technology Co. Ltd. Class A	33,826	399,949
Shenzhen Topband Co. Ltd. Class A	180,200	290,950
Shenzhen Transsion Holdings Co. Ltd. Class A	80,029	1,234,171
Shenzhen TXD Technology Co. Ltd. Class A	51,200	98,250
Shenzhen United Winners Laser Co. Ltd. Class A	56,466	125,056
Shenzhen Xinyichang Technology Co. Ltd. Class A	17,176	141,950
Shenzhen YHLO Biotech Co. Ltd. Class A	55,518	188,798
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	191,178
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	126,420
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	350,444
Shenzhou International Group Holdings Ltd.	894,000	8,119,948
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	62,999
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	487,800	919,332
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	262,443
Shimao Services Holdings Ltd. (a) (c)	337,000	44,687
Shoucheng Holdings Ltd. (b)	720,400	127,989
Shuangliang Eco-Energy Systems Co. Ltd. Class A	169,202	111,937
SICC Co. Ltd. Class A (a)	31,127	280,153
Sichuan Gold Co. Ltd. Class A	47,100	169,525
Sichuan Hebang Biotechnology Co. Ltd. Class A (a)	1,428,900	426,711
Sichuan Hongda Co. Ltd. Class A (a)	511,800	520,674

See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sichuan Injet Electric Co. Ltd. Class A	24,500	$162,781
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	69,184
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	121,166
Sichuan New Energy Power Co. Ltd. Class A (a)	59,900	100,566
Sichuan Swellfun Co. Ltd. Class A	21,800	143,067
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	52,031
Sieyuan Electric Co. Ltd. Class A	234,900	2,480,351
Siglent Technologies Co. Ltd. Class A	34,690	145,726
Sihuan Pharmaceutical Holdings Group Ltd. (b)	1,473,000	123,264
Silergy Corp.	245,820	3,635,276
Sineng Electric Co. Ltd. Class A	162,028	961,937
Sino Wealth Electronic Ltd. Class A	29,887	100,824
Sino-Agri Leading Biosciences Co. Ltd. Class A	68,300	144,629
Sinocare, Inc. Class A	178,600	773,232
Sinocelltech Group Ltd. Class A (a)	57,057	337,190
Sinoma Science & Technology Co. Ltd. Class A	676,193	1,233,807
Sinomine Resource Group Co. Ltd. Class A	222,244	1,160,337
Sino-Ocean Group Holding Ltd. (a) (b)	9,405,980	369,337
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	9,572,600	1,478,870
Sinopharm Group Co. Ltd. Class H	1,886,400	5,051,448
Sino-Platinum Metals Co. Ltd. Class A	301,079	630,237
Sinotrans Ltd. Class H	6,804,024	3,486,323
Sinotruk Hong Kong Ltd.	110,500	332,176
Sinotruk Jinan Truck Co. Ltd. Class A	270,360	671,395
Sipai Health Technology Co. Ltd. (a) (b)	150,400	121,404
SITC International Holdings Co. Ltd.	1,834,000	4,958,352
Skshu Paint Co. Ltd. Class A	268,130	1,512,162
Skyworth Digital Co. Ltd. Class A	697,100	1,103,623
Smoore International Holdings Ltd. (b) (c)	2,109,000	3,502,556
SOHO China Ltd. (a)	870,500	90,776
Sohu.com Ltd. ADR (a)	14,866	234,139
SooChow Securities Co. Ltd. Class A	244,730	294,432
Security Description	Shares	Value
Southern Publishing & Media Co. Ltd. Class A	150,848	$316,411
Southwest Securities Co. Ltd. Class A	994,700	692,160
StarPower Semiconductor Ltd. Class A	13,440	175,234
State Power Rixin Technology Co. Ltd. Class A	18,600	111,515
STO Express Co. Ltd. Class A	236,679	389,919
Sumavision Technologies Co. Ltd. Class A	145,500	114,343
Sun Art Retail Group Ltd. (b)	2,314,500	533,370
Sunac China Holdings Ltd. (a) (b)	2,670,000	900,599
Sunac Services Holdings Ltd. (c)	315,000	92,057
Sungrow Power Supply Co. Ltd. Class A	311,234	4,428,380
Suning Universal Co. Ltd. Class A	662,800	228,237
Sunny Optical Technology Group Co. Ltd.	937,100	6,937,013
Sunresin New Materials Co. Ltd. Class A	47,700	386,308
Sunrise Group Co. Ltd. Class A	648,956	502,574
Sunward Intelligent Equipment Co. Ltd. Class A	452,200	422,565
Sunwoda Electronic Co. Ltd. Class A	211,500	663,634
Suwen Electric Energy Technology Co. Ltd. Class A	32,280	94,137
Suzhou Anjie Technology Co. Ltd. Class A	233,700	563,993
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	256,700	863,412
Suzhou Everbright Photonics Co. Ltd. Class A (a)	35,741	174,960
Suzhou Good-Ark Electronics Co. Ltd. Class A	185,981	267,599
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	183,625
Suzhou HYC Technology Co. Ltd. Class A	49,844	217,077
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	313,342
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	30,241	513,332
Suzhou Oriental Semiconductor Co. Ltd. Class A	34,029	198,573
Suzhou Recodeal Interconnect System Co. Ltd. Class A	20,201	83,129
Suzhou Secote Precision Electronic Co. Ltd. Class A (a)	43,800	444,343

See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Suzhou Shijing Environmental Technology Co. Ltd. Class A	43,540	$180,353
Suzhou SLAC Precision Equipment Co. Ltd. Class A	582,800	799,423
Suzhou TFC Optical Communication Co. Ltd. Class A	52,920	759,927
Suzhou TZTEK Technology Co. Ltd. Class A	73,456	388,132
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	223,951
Suzhou YourBest New-type Materials Co. Ltd. Class A	34,200	180,806
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	54,731	536,858
SVG Optronics Co. Ltd. Class A (a)	27,988	85,140
Taiji Computer Corp. Ltd. Class A	249,436	731,701
TAL Education Group ADR (a)	487,142	5,767,761
Talkweb Information System Co. Ltd. Class A (a)	98,300	232,173
Tangrenshen Group Co. Ltd. Class A (a)	466,600	384,686
Tayho Advanced Materials Group Co. Ltd. Class A	459,000	659,776
TBEA Co. Ltd. Class A	256,320	536,178
TCL Technology Group Corp. Class A	1,846,300	1,208,241
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	564,725	835,954
Telling Telecommunication Holding Co. Ltd. Class A	51,300	78,138
Tencent Holdings Ltd.	6,582,894	376,794,937
Tencent Music Entertainment Group ADR	585,955	7,060,758
Thinkon Semiconductor Jinzhou Corp. Class A (a)	76,872	222,423
Three's Co. Media Group Co. Ltd. Class A	42,873	198,418
Thunder Software Technology Co. Ltd. Class A	19,500	146,418
Tiangong International Co. Ltd. (b)	280,000	75,700
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	62,742
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	200,100	167,831
Tianli International Holdings Ltd.	1,849,000	1,233,063
Tianma Microelectronics Co. Ltd. Class A (a)	208,200	240,666
Tianneng Power International Ltd. (b)	288,000	293,654
Security Description	Shares	Value
Tianqi Lithium Corp. Class A	425,474	$2,139,939
Tianshan Aluminum Group Co. Ltd. Class A	821,200	1,004,404
TianShan Material Co. Ltd. Class A	217,800	177,386
Tianshui Huatian Technology Co. Ltd. Class A	274,300	366,065
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	175,900	86,459
Time Publishing & Media Co. Ltd. Class A	119,640	155,391
Tingyi Cayman Islands Holding Corp.	3,669,020	5,299,827
Titan Wind Energy Suzhou Co. Ltd. Class A	936,489	1,161,470
TKD Science & Technology Co. Ltd. Class A	50,660	104,163
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	143,182
Tongcheng Travel Holdings Ltd.	811,600	2,085,553
TongFu Microelectronics Co. Ltd. Class A	561,044	1,834,968
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	123,000	92,092
Tongwei Co. Ltd. Class A	510,800	1,666,259
Top Energy Co. Ltd. Class A	96,517	88,537
Topchoice Medical Corp. Class A	41,317	346,008
Topsec Technologies Group, Inc. Class A (a)	453,000	369,590
Topsports International Holdings Ltd. (c)	1,749,000	776,833
Toread Holdings Group Co. Ltd. Class A	169,938	159,044
Transfar Zhilian Co. Ltd. Class A	193,100	123,608
TravelSky Technology Ltd. Class H	1,940,514	2,887,974
Triductor Technology Suzhou, Inc. Class A	60,603	318,833
Trina Solar Co. Ltd. Class A	189,159	605,966
Trip.com Group Ltd. (a)	524,658	33,164,735
TRS Information Technology Corp. Ltd. Class A	37,900	90,111
Tsingtao Brewery Co. Ltd. Class A	270,644	3,029,864
Tsingtao Brewery Co. Ltd. Class H	274,000	2,144,731
Tuya, Inc. ADR	54,934	90,641
Unigroup Guoxin Microelectronics Co. Ltd. Class A	132,359	1,179,546
Uni-President China Holdings Ltd.	145,000	136,086

See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Unisplendour Corp. Ltd. Class A	269,276	$928,797
Universal Scientific Industrial Shanghai Co. Ltd. Class A	245,900	561,111
Up Fintech Holding Ltd. ADR (a) (b)	109,427	584,340
Valiant Co. Ltd. Class A	485,300	719,076
Vanchip Tianjin Technology Co. Ltd. Class A	51,223	265,825
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	65,833	338,447
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	382,328
Vipshop Holdings Ltd. ADR	330,495	5,198,686
Visionox Technology, Inc. Class A (a)	182,500	196,877
Visual China Group Co. Ltd. Class A	246,300	468,060
Vnet Group, Inc. ADR (a) (b)	99,698	406,768
Walvax Biotechnology Co. Ltd. Class A	219,700	462,087
Wangneng Environment Co. Ltd. Class A	232,110	524,006
Wanhua Chemical Group Co. Ltd. Class A	242,000	3,157,672
Want Want China Holdings Ltd.	7,515,976	5,167,082
Wasu Media Holding Co. Ltd. Class A	445,100	475,077
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	187,933
Weaver Network Technology Co. Ltd. Class A	23,800	127,151
Weibo Corp. ADR	55,092	555,327
Weichai Power Co. Ltd. Class A	2,521,688	5,718,130
Weichai Power Co. Ltd. Class H	2,018,000	3,730,734
Weimob, Inc. (a) (b) (c)	2,190,000	527,235
Wellhope Foods Co. Ltd. Class A (a)	430,400	485,831
Wencan Group Co. Ltd. Class A	49,500	181,983
Wens Foodstuff Group Co. Ltd. Class A	204,600	588,777
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	187,288
West China Cement Ltd. (b)	4,560,000	675,121
Western Region Gold Co. Ltd. Class A (a)	161,744	292,351
Western Superconducting Technologies Co. Ltd. Class A	30,372	201,449
Will Semiconductor Co. Ltd. Shanghai Class A	148,504	2,274,671
Willfar Information Technology Co. Ltd. Class A	34,812	219,855
Security Description	Shares	Value
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	$172,724
Windey Energy Technology Group Co. Ltd. Class A	78,700	133,478
Wingtech Technology Co. Ltd. Class A	194,072	907,600
Winning Health Technology Group Co. Ltd. Class A	283,900	299,775
Wolong Electric Group Co. Ltd. Class A	237,700	432,018
Wondershare Technology Group Co. Ltd. Class A	22,514	184,811
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	288,819
Wuhan Guide Infrared Co. Ltd. Class A	1,247,511	1,308,357
Wuhan Huazhong Numerical Control Co. Ltd. Class A	53,300	209,433
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	196,673
Wuliangye Yibin Co. Ltd. Class A	461,475	10,715,538
WUS Printed Circuit Kunshan Co. Ltd. Class A	270,950	1,554,779
WuXi AppTec Co. Ltd. Class A	486,699	3,641,211
WuXi AppTec Co. Ltd. Class H (c)	300,500	2,112,301
Wuxi Autowell Technology Co. Ltd. Class A	46,825	345,635
Wuxi Biologics Cayman, Inc. (a) (c)	3,842,000	8,655,938
Wuxi Boton Technology Co. Ltd. Class A	33,900	93,340
Wuxi Chipown Micro-Electronics Ltd. Class A	37,711	220,867
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	197,498
Wuxi ETEK Microelectronics Co. Ltd. Class A	55,783	347,197
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	138,400	382,651
Wuxi NCE Power Co. Ltd. Class A	58,212	286,791
Wuxi Taiji Industry Co. Ltd. Class A	175,800	159,758
Wuxi Xinje Electric Co. Ltd. Class A	20,900	107,835
XD, Inc. (a) (b)	350,800	1,151,645
XGD, Inc. Class A	316,700	1,030,379
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	202,000	40,309
Xiamen Amoytop Biotech Co. Ltd. Class A	27,060	277,032
Xiamen C & D, Inc. Class A	174,200	254,132
Xiamen Changelight Co. Ltd. Class A (a)	115,900	131,489

See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Xiamen Faratronic Co. Ltd. Class A	16,312	$240,532
Xiamen Jihong Technology Co. Ltd. Class A	70,400	136,401
Xiamen Kingdomway Group Co. Class A	218,900	495,122
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	196,120
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	116,022
Xi'an Triangle Defense Co. Ltd. Class A	23,800	96,919
Xiangcai Co. Ltd. Class A	66,400	75,995
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	99,847
Xiaomi Corp. Class B (a) (c)	17,458,000	50,570,325
Xilinmen Furniture Co. Ltd. Class A	228,400	612,556
Xingtong Shipping Co. Ltd. Class A	69,040	163,755
Xinhua Winshare Publishing & Media Co. Ltd. Class A	275,280	617,139
Xinhuanet Co. Ltd. Class A	199,700	689,669
Xinjiang Daqo New Energy Co. Ltd. Class A	18,215	68,189
Xinte Energy Co. Ltd. Class H (a) (b)	139,600	151,866
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	180,094
Xinyi Glass Holdings Ltd. (b)	4,340,973	5,175,077
Xinyi Solar Holdings Ltd.	5,004,876	2,719,096
Xinzhi Group Co. Ltd. Class A	70,800	139,604
Xizang Zhufeng Resources Co. Ltd. Class A (a)	53,900	85,486
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	129,787
XPeng, Inc. Class A (a) (b)	1,127,930	7,688,947
Xtep International Holdings Ltd.	1,244,307	967,572
Xuji Electric Co. Ltd. Class A	188,600	921,354
Yadea Group Holdings Ltd. (b) (c)	649,204	1,155,069
Yangling Metron New Material, Inc. Class A	32,500	108,850
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	265,966
Yangzijiang Shipbuilding Holdings Ltd.	1,119,400	2,139,259
Yankuang Energy Group Co. Ltd. Class H (b)	3,783,386	5,348,127
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	677,112	1,364,160
Yantai Eddie Precision Machinery Co. Ltd. Class A	484,729	1,188,508
Security Description	Shares	Value
Yatsen Holding Ltd. ADR (a) (b)	51,069	$174,145
Yeahka Ltd. (a) (b)	136,400	242,333
Yealink Network Technology Corp. Ltd. Class A	28,903	174,608
YGSOFT, Inc. Class A	1,688,477	1,404,119
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (c)	74,000	90,886
Yidu Tech, Inc. (a) (b) (c)	433,200	209,698
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	378,115
Yihai International Holding Ltd.	250,000	518,185
Yijiahe Technology Co. Ltd. Class A (a)	21,520	60,637
Yinbang Clad Material Co. Ltd. Class A	383,900	599,000
Yincheng International Holding Co. Ltd. (a)	96,000	569
Yingkou Jinchen Machinery Co. Ltd. Class A	33,125	144,358
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	72,318
Yizumi Holdings Co. Ltd. Class A	48,800	169,229
Yonfer Agricultural Technology Co. Ltd. Class A	511,600	986,847
YongXing Special Materials Technology Co. Ltd. Class A	26,650	158,446
Yonyou Network Technology Co. Ltd. Class A (a)	526,670	865,410
Yotrio Group Co. Ltd. Class A	1,414,030	654,620
Youdao, Inc. ADR (a) (b)	32,991	136,913
Youngy Co. Ltd. Class A	17,200	93,095
Youzu Interactive Co. Ltd. Class A	260,100	344,513
YTO Express Group Co. Ltd. Class A	715,100	1,823,857
Yuexiu Property Co. Ltd.	3,121,600	2,555,954
Yuexiu Transport Infrastructure Ltd.	1,258	614
Yum China Holdings, Inc.	448,715	20,201,149
Yunda Holding Co. Ltd. Class A	994,888	1,263,751
Yuneng Technology Co. Ltd. Class A	16,107	139,306
Yunnan Aluminium Co. Ltd. Class A	543,300	1,148,137
Yunnan Baiyao Group Co. Ltd. Class A	37,100	323,362
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	94,540
Yunnan Energy New Material Co. Ltd. Class A	36,683	179,310
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	508,900	1,010,725

See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Yunnan Tin Co. Ltd. Class A	54,400	$126,699
Yunnan Yuntianhua Co. Ltd. Class A	53,700	173,638
Yusys Technologies Co. Ltd. Class A	28,320	64,056
Yutong Heavy Industries Co. Ltd. Class A	133,700	230,773
Zai Lab Ltd. (a) (b)	845,090	2,069,342
Zangge Mining Co. Ltd. Class A	63,200	259,621
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	568,788
Zhaojin Mining Industry Co. Ltd. Class H (b)	866,000	1,536,335
Zhefu Holding Group Co. Ltd. Class A	1,992,600	953,785
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	599,000	31,668
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	409,026	485,666
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	118,885
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	1,578,000	940,218
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	356,484
Zhejiang Chengchang Technology Co. Ltd. Class A	27,170	138,050
Zhejiang China Commodities City Group Co. Ltd. Class A	140,100	193,175
Zhejiang Chint Electrics Co. Ltd. Class A	181,700	590,379
Zhejiang Communications Technology Co. Ltd. Class A	640,940	379,143
Zhejiang Crystal-Optech Co. Ltd. Class A	473,700	1,281,267
Zhejiang Dafeng Industry Co. Ltd. Class A	81,500	119,712
Zhejiang Dahua Technology Co. Ltd. Class A	488,207	1,201,221
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	117,471
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	915,320
Zhejiang Expressway Co. Ltd. Class H	4,559,940	3,193,572
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	29,540	143,254
Zhejiang HangKe Technology, Inc. Co. Class A	104,349	292,234
Zhejiang Hechuan Technology Corp. Ltd. Class A	55,314	244,061
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	248,700	228,137
Security Description	Shares	Value
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	$88,172
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	250,850	193,192
Zhejiang Huayou Cobalt Co. Ltd. Class A	162,400	684,764
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	208,600	242,917
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	153,413
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	235,600	1,090,365
Zhejiang Jingu Co. Ltd. Class A	486,300	601,739
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	245,620	447,115
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	1,455,600	1,000,398
Zhejiang Juhua Co. Ltd. Class A	465,100	1,479,968
Zhejiang Lante Optics Co. Ltd. Class A	85,470	240,461
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	57,700	248,851
Zhejiang Meida Industrial Co. Ltd. Class A	218,000	246,388
Zhejiang Meorient Commerce & Exhibition, Inc. Class A	74,775	189,110
Zhejiang Narada Power Source Co. Ltd. Class A	168,600	389,782
Zhejiang NHU Co. Ltd. Class A	526,688	1,698,520
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	663,321	424,607
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	177,800	211,115
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	276,042	939,907
Zhejiang Semir Garment Co. Ltd. Class A	184,000	165,895
Zhejiang Shibao Co. Ltd. Class A	135,700	242,174
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	80,800	318,183
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	141,900	648,608
Zhejiang Sunoren Solar Technology Co. Ltd.	194,400	248,880
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	327,300	279,662
Zhejiang Supor Co. Ltd. Class A	24,277	202,995

See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Zhejiang Tiantie Industry Co. Ltd. Class A (a)	180,200	$127,967
Zhejiang Weiming Environment Protection Co. Ltd. Class A	508,541	1,580,414
Zhejiang Weixing New Building Materials Co. Ltd. Class A	214,900	459,361
Zhejiang XCC Group Co. Ltd. Class A	74,800	177,951
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	245,600	473,749
Zhejiang Yasha Decoration Co. Ltd. Class A	1,504,025	853,162
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	257,450
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	135,306
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	103,805
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	263,760	369,712
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	173,408
Zhengzhou GL Tech Co. Ltd. Class A	74,400	159,885
Zheshang Securities Co. Ltd. Class A	637,300	1,312,181
Zhihu, Inc. ADR (a)	63,322	243,790
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	462,300	943,943
Zhongji Innolight Co. Ltd. Class A	77,980	1,725,473
Zhongsheng Group Holdings Ltd.	193,000	358,295
Zhuhai Bojay Electronics Co. Ltd. Class A (a)	64,000	269,309
Zhuhai Enpower Electric Co. Ltd. Class A	261,600	620,112
Zhuzhou CRRC Times Electric Co. Ltd. Class H	985,425	3,894,760
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	28,870	246,597
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	47,147
Zhuzhou Smelter Group Co. Ltd. Class A (a)	606,900	762,240
Zijin Mining Group Co. Ltd. Class A	951,800	2,466,997
Zijin Mining Group Co. Ltd. Class H	8,540,431	19,417,317
ZJAMP Group Co. Ltd. Class A	65,400	81,859
Zkteco Co. Ltd. Class A	35,200	136,804
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,772,200	3,002,476
Security Description	Shares	Value
ZTE Corp. Class H	1,746,345	$4,519,026
ZTO Express Cayman, Inc. ADR (b)	510,777	12,651,946
ZWSOFT Co. Ltd. Guangzhou Class A	10,428	145,245
		2,993,796,662
COLOMBIA — 0.2%
Almacenes Exito SA ADR (b)	686	2,819
Banco Davivienda SA Preference Shares (a)	243,080	1,105,323
Bancolombia SA	365,290	3,171,538
Bancolombia SA ADR	125,937	3,951,903
Bolsa de Valores de Colombia	288,633	671,443
Cementos Argos SA	304,559	547,239
Corp. Financiera Colombiana SA	146,707	435,829
Ecopetrol SA	3,742,431	1,685,604
Grupo de Inversiones Suramericana SA Preference Shares	145,796	742,596
Interconexion Electrica SA ESP	560,279	2,292,641
Procaps Group SA (a) (b)	150	332
Sociedad Portafolio SA	5,736	9,757
		14,617,024
CZECH REPUBLIC — 0.2%
CEZ AS	288,234	11,232,630
Komercni Banka AS	187,595	6,625,688
		17,858,318
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,490,220	6,106,079
EFG Holding SAE (a)	3,286,722	1,663,775
		7,769,854
GREECE — 0.5%
Alpha Services & Holdings SA	1,132,497	1,969,193
Danaos Corp. (b)	6,737	584,367
Diana Shipping, Inc.	70,917	182,257
Eurobank Ergasias Services & Holdings SA Class A	4,623,971	10,620,482
FF Group (a) (e)	5,627	—
Fourlis Holdings SA	176	758
GEK TERNA SA	60,428	1,191,003
Hellenic Exchanges - Athens Stock Exchange SA	322,038	1,635,318
Hellenic Telecommunications Organization SA	266,018	4,598,818
Jumbo SA	109,382	3,137,348
LAMDA Development SA (a)	28,848	241,147
Metlen Energy & Metals SA	107,956	4,262,735
MIG Holdings SA (a)	1,004	3,720
National Bank of Greece SA	465,911	3,991,367
OceanPal, Inc. (a)	54	86
OPAP SA	411,317	7,326,445

See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Piraeus Financial Holdings SA	802,066	$3,424,828
Public Power Corp. SA	223,470	3,002,821
Sarantis SA	35,004	425,041
Star Bulk Carriers Corp. (b)	80,608	1,909,604
Tsakos Energy Navigation Ltd.	35,421	889,067
		49,396,405
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (a) (b)	23,802,400	1,562,823
C Fiber Optic (a) (e)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (a) (e)	856,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (e)	310,600	—
China Huiyuan Juice Group Ltd. (a) (e)	188,500	—
Chong Sing Holdings FinTech Group Ltd. (a) (e)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	4,590,000	614,561
Digital China Holdings Ltd.	2,304,000	877,997
Fortior Technology Shenzhen Co. Ltd. Class A	29,435	571,948
Guotai Junan International Holdings Ltd.	1,897,000	322,374
Gushengtang Holdings Ltd. (b)	57,000	330,956
Huabao International Holdings Ltd. (b)	1,882,651	639,871
Imperial Pacific Ltd. (a) (e)	1,043,500	—
Kingboard Laminates Holdings Ltd.	1,184,500	1,140,658
MH Development NPV (a) (e)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (e)	72,000	—
New Provenance Everlasting Holdings Ltd. (a)	5,858,030	9,804
Nine Dragons Paper Holdings Ltd. (a) (b)	3,184,735	1,693,332
Orient Overseas International Ltd.	72,000	1,023,341
Ozner Water International Holding Ltd. (a) (e)	738,000	—
Productive Technologies Co. Ltd. (a)	1,618,000	44,785
Sino Biopharmaceutical Ltd.	14,871,000	7,141,143
Skyworth Group Ltd.	867,005	392,901
SSY Group Ltd.	199,740	110,574
Star CM Holdings Ltd. (a)	27,200	18,279
Tech-Pro, Inc. (a) (b) (e)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	627,517
United Energy Group Ltd. (b)	9,606,000	476,126
United Laboratories International Holdings Ltd.	168,000	218,449
Untrade Real Nutri (a) (e)	199,000	—
Untrade.Chi Ocean Ind (a) (e)	57,625	232
Security Description	Shares	Value
Untrade.China Dili (a) (b) (e)	2,637,100	$112,037
WH Group Ltd. (c)	9,169,721	7,272,028
		25,201,736
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	834,757	6,258,568
OTP Bank Nyrt	272,785	14,304,121
Richter Gedeon Nyrt	179,813	5,553,258
		26,115,947
INDIA — 23.6%
360 ONE WAM Ltd.	46,756	580,034
Aarti Drugs Ltd.	13,966	85,528
Aarti Industries Ltd.	177,094	1,231,926
Aarti Pharmalabs Ltd.	33,270	252,777
Aavas Financiers Ltd. (a)	26,171	567,275
ABB India Ltd.	32,123	3,087,672
Action Construction Equipment Ltd.	25,989	430,688
Adani Energy Solutions Ltd. (a)	332,009	4,000,094
Adani Enterprises Ltd.	350,489	13,115,329
Adani Green Energy Ltd. (a)	465,344	10,565,595
Adani Ports & Special Economic Zone Ltd.	959,784	16,586,378
Adani Power Ltd. (a)	1,219,115	9,545,470
Adani Total Gas Ltd.	313,256	2,940,002
Adani Wilmar Ltd. (a)	156,139	648,955
Aditya Birla Capital Ltd. GDR (a)	278	790
Aditya Birla Fashion & Retail Ltd. (a)	380,512	1,585,594
Aegis Logistics Ltd.	65,081	593,292
Affle India Ltd. (a)	28,071	532,068
AGI Greenpac Ltd.	30,938	354,582
AIA Engineering Ltd.	31,275	1,618,364
Ajanta Pharma Ltd.	12,118	462,964
Alembic Pharmaceuticals Ltd.	28,016	403,017
Alkem Laboratories Ltd.	9,135	659,803
Alok Industries Ltd. (a)	3,381,976	1,070,674
Ambuja Cements Ltd.	559,105	4,220,246
Anant Raj Ltd.	1,335,086	11,222,202
Andhra Sugars Ltd.	90,228	121,526
Angel One Ltd.	51,901	1,586,549
Anup Engineering Ltd.	11,742	325,527
Apar Industries Ltd.	19,122	2,174,262
Apcotex Industries Ltd.	48,152	242,624
APL Apollo Tubes Ltd.	206,823	3,909,711
Apollo Hospitals Enterprise Ltd.	179,118	15,387,567
Aptus Value Housing Finance India Ltd.	122,471	522,613
Asahi India Glass Ltd.	72,063	678,870
Ashapura Minechem Ltd. (a)	273,004	980,422
Ashok Leyland Ltd.	1,386,298	3,894,149
Asian Paints Ltd.	492,348	19,559,084

See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Astral Ltd.	76,644	$1,819,628
AstraZeneca Pharma India Ltd.	67,454	6,415,319
Atul Ltd.	13,973	1,282,245
AU Small Finance Bank Ltd. (c)	344,283	3,040,984
AurionPro Solutions Ltd.	19,780	386,436
Aurobindo Pharma Ltd.	583,626	10,172,909
Avalon Technologies Ltd. (a) (c)	20,751	143,843
Avanti Feeds Ltd.	40,358	302,680
Avenue Supermarts Ltd. (a) (c)	181,206	11,019,885
Axis Bank Ltd.	2,857,679	42,018,849
Bajaj Auto Ltd.	97,056	14,298,695
Bajaj Finance Ltd.	342,667	31,497,906
Bajaj Finserv Ltd.	529,600	12,471,325
Bajaj Hindusthan Sugar Ltd. (a)	2,355,138	1,200,597
Bajaj Holdings & Investment Ltd.	29,215	3,658,688
Balkrishna Industries Ltd.	85,358	3,106,812
Balrampur Chini Mills Ltd.	767,428	5,942,442
Bandhan Bank Ltd. (c)	1,342,572	3,183,995
Barbeque Nation Hospitality Ltd. (a)	8,050	61,767
BASF India Ltd.	14,019	1,235,469
Bata India Ltd.	9,478	162,831
Bayer CropScience Ltd.	13,992	1,070,556
Berger Paints India Ltd.	237,419	1,763,051
Bharat Dynamics Ltd.	61,122	846,068
Bharat Electronics Ltd.	3,891,693	13,239,918
Bharat Forge Ltd.	231,456	4,188,794
Bharat Heavy Electricals Ltd.	2,799,535	9,343,893
Bharat Petroleum Corp. Ltd.	1,783,357	7,872,829
Bharti Airtel Ltd.	3,347,214	68,283,345
Biocon Ltd.	771,054	3,340,877
Birlasoft Ltd.	354,313	2,544,843
Bombay Dyeing & Manufacturing Co. Ltd.	174,746	468,554
Borosil Renewables Ltd. (a)	40,304	236,482
Bosch Ltd.	2,644	1,188,801
Brightcom Group Ltd. (a)	1,901,094	225,723
Britannia Industries Ltd.	237,167	17,937,680
Camlin Fine Sciences Ltd. (a)	87,718	107,552
Can Fin Homes Ltd.	164,310	1,749,444
Caplin Point Laboratories Ltd.	127,838	2,895,304
Carborundum Universal Ltd.	11,171	199,742
Care Ratings Ltd.	32,644	393,865
Cartrade Tech Ltd. (a)	31,801	365,991
Carysil Ltd.	33,945	323,769
Castrol India Ltd.	408,543	1,198,310
Ceat Ltd.	15,757	593,191
Central Bank of India Ltd. (a)	539,968	379,067
CG Power & Industrial Solutions Ltd.	815,976	7,390,899
Chalet Hotels Ltd. (a)	109,210	1,146,623
Security Description	Shares	Value
Chambal Fertilisers & Chemicals Ltd.	98,772	$624,034
Chennai Petroleum Corp. Ltd.	70,929	790,914
Cholamandalam Investment & Finance Co. Ltd.	455,712	8,744,319
CIE Automotive India Ltd.	17,127	113,919
Cipla Ltd.	845,101	16,680,915
City Union Bank Ltd.	119,092	232,965
Coal India Ltd.	1,799,701	10,955,892
Coforge Ltd.	49,046	4,106,488
Colgate-Palmolive India Ltd.	90,083	4,089,686
Computer Age Management Services Ltd.	2,210	116,276
Container Corp. of India Ltd.	137,967	1,511,852
CORE Education & Technologies Ltd. (a) (e)	9,253	—
Coromandel International Ltd.	91,174	1,821,984
Craftsman Automation Ltd.	1,881	145,329
CreditAccess Grameen Ltd.	60,049	858,158
CRISIL Ltd.	18,915	1,052,385
Crompton Greaves Consumer Electricals Ltd.	400,491	1,989,283
Cummins India Ltd.	44,238	2,009,183
Cyient Ltd.	37,325	837,684
Dabur India Ltd.	699,868	5,221,372
Dalmia Bharat Ltd.	25,092	578,844
Data Patterns India Ltd.	27,584	762,235
DCB Bank Ltd.	2,225,859	3,259,586
DCM Shriram Ltd.	40,218	496,886
Deepak Fertilisers & Petrochemicals Corp. Ltd.	56,579	720,224
Deepak Nitrite Ltd.	158,759	5,507,415
Delhivery Ltd. (a)	186,808	947,401
Delta Corp. Ltd.	261,315	405,032
Dhani Services Ltd. (a)	357,317	222,829
Dilip Buildcon Ltd. (c)	19,126	120,506
Dish TV India Ltd. (a)	2,666,261	453,703
Dishman Carbogen Amcis Ltd. (a)	167,537	360,019
Divi's Laboratories Ltd.	145,370	9,442,577
Dixon Technologies India Ltd.	45,696	7,526,613
DLF Ltd.	461,665	4,931,423
Dr. Lal PathLabs Ltd. (c)	33,960	1,338,401
Dr. Reddy's Laboratories Ltd. ADR	211,182	16,778,410
Dwarikesh Sugar Industries Ltd. (a)	147,451	135,924
Dynamatic Technologies Ltd.	3,009	286,050
Easy Trip Planners Ltd.	973,947	395,384
Edelweiss Financial Services Ltd.	650,445	1,102,558
Eicher Motors Ltd.	141,166	8,466,886
EID Parry India Ltd.	66,175	677,336
Elecon Engineering Co. Ltd.	128,046	1,069,657
Elgi Equipments Ltd.	235,754	1,912,167
Emami Ltd.	75,496	690,265
Embassy Office Parks REIT	242,826	1,129,819

See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
eMudhra Ltd.	26,932	$282,814
Endurance Technologies Ltd. (c)	16,040	459,516
Epigral Ltd.	12,700	346,479
EPL Ltd.	126,568	391,872
Equinox India Developments Ltd. (a)	594,837	903,244
Equitas Small Finance Bank Ltd. (c)	185,758	171,148
Era Infra Engineering Ltd. (a) (e)	2,941	—
Escorts Kubota Ltd.	65,950	3,359,465
Eureka Forbes Ltd. (a)	37,002	250,599
Exide Industries Ltd.	136,283	817,279
Fairchem Organics Ltd.	9,393	136,045
FDC Ltd. (a)	287,242	1,849,393
Federal Bank Ltd.	658,016	1,544,744
Fertilisers & Chemicals Travancore Ltd.	41,981	482,900
FIEM Industries Ltd.	10,844	226,394
Fine Organic Industries Ltd.	11,862	742,326
Finolex Cables Ltd.	23,161	390,387
Finolex Industries Ltd.	154,355	513,250
Firstsource Solutions Ltd.	45,679	169,604
Force Motors Ltd.	2,344	209,270
Fortis Healthcare Ltd.	830,166	6,093,407
FSN E-Commerce Ventures Ltd. (a)	562,722	1,313,513
Future Consumer Ltd. (a)	4,966,071	34,371
Gabriel India Ltd.	66,063	406,463
GAIL India Ltd.	5,271,902	15,116,545
Gammon India Ltd. (a) (e)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	57,332	1,178,333
Gateway Distriparks Ltd.	2,006,763	2,187,052
GE T&D India Ltd.	49,070	984,313
Genus Power Infrastructures Ltd.	57,369	272,704
Gitanjali Gems Ltd. (a) (e)	3,573	—
Gland Pharma Ltd. (c)	17,886	383,305
Glenmark Pharmaceuticals Ltd.	136,187	2,719,637
GMM Pfaudler Ltd.	10,831	184,861
Godawari Power & Ispat Ltd.	58,889	780,022
Godrej Consumer Products Ltd.	309,362	5,143,897
Godrej Industries Ltd. (a)	842,583	12,422,384
Godrej Properties Ltd. (a)	51,586	1,945,804
Gokaldas Exports Ltd. (a)	75,696	876,408
Granules India Ltd.	633,839	4,225,026
Graphite India Ltd.	135,825	957,082
Grasim Industries Ltd.	377,181	12,582,489
Gravita India Ltd.	12,664	370,704
Great Eastern Shipping Co. Ltd.	13,093	187,565
Grindwell Norton Ltd.	18,591	533,651
Gujarat Ambuja Exports Ltd.	78,624	119,717
Security Description	Shares	Value
Gujarat Fluorochemicals Ltd.	33,074	$1,686,453
Gujarat Gas Ltd.	220,890	1,630,028
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	46,094	371,662
Gujarat NRE Coke Ltd. (a) (e)	25,505	—
Gujarat State Petronet Ltd.	160,208	812,594
Happiest Minds Technologies Ltd.	25,412	245,140
Havells India Ltd.	309,779	7,440,869
HBL Power Systems Ltd.	64,951	468,098
HCL Technologies Ltd.	1,595,884	34,204,350
HDFC Asset Management Co. Ltd. (c)	16,869	865,439
HDFC Bank Ltd.	6,073,268	125,525,620
HDFC Life Insurance Co. Ltd. (c)	974,805	8,352,023
HEG Ltd.	37,657	1,114,213
Hemisphere Properties India Ltd. (a)	209,812	499,636
Hero MotoCorp Ltd.	270,377	18,430,531
HFCL Ltd.	890,117	1,576,163
Himadri Speciality Chemical Ltd.	515,607	4,070,958
Hindalco Industries Ltd.	1,619,225	14,611,452
Hindustan Aeronautics Ltd.	93,399	4,926,947
Hindustan Construction Co. Ltd. (a)	6,218,147	3,118,673
Hindustan Oil Exploration Co. Ltd. (a)	150,176	414,143
Hindustan Petroleum Corp. Ltd.	816,829	4,294,137
Hindustan Unilever Ltd.	1,173,144	41,413,605
Hindustan Zinc Ltd.	40,262	251,033
Hindware Home Innovation Ltd.	43,270	167,217
Hitachi Energy India Ltd.	12,353	2,144,098
Hle Glascoat Ltd.	8,490	40,681
Honeywell Automation India Ltd.	1,932	1,129,200
ICICI Bank Ltd. ADR	3,051,285	91,080,857
ICICI Lombard General Insurance Co. Ltd. (c)	247,107	6,411,712
ICICI Prudential Life Insurance Co. Ltd. (c)	268,274	2,497,504
ICICI Securities Ltd. (c)	104,854	1,092,192
IDFC First Bank Ltd. (a)	1,271,410	1,128,018
IDFC Ltd.	671,533	907,838
IFB Industries Ltd. (a)	14,528	313,362
IFCI Ltd. (a)	1,762,873	1,390,503
IIFL Finance Ltd.	127,452	703,865
IIFL Securities Ltd.	66,752	274,850
India Cements Ltd. (a)	468,020	2,042,391
Indiabulls Enterprises Ltd. (a)	29,442	4,525
IndiaMart InterMesh Ltd. (c)	13,446	473,619
Indian Energy Exchange Ltd. (c)	484,852	1,181,910
Indian Hotels Co. Ltd.	1,612,571	13,175,548

See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Indian Oil Corp. Ltd.	3,253,668	$6,994,505
Indian Overseas Bank (a)	526,931	362,998
Indian Railway Catering & Tourism Corp. Ltd.	121,875	1,350,422
Indian Railway Finance Corp. Ltd. (c)	1,344,243	2,546,003
Indo Count Industries Ltd.	60,717	278,729
Indraprastha Gas Ltd.	355,138	2,367,057
Indus Towers Ltd. (a)	1,034,606	4,846,402
IndusInd Bank Ltd.	456,933	7,893,154
Infibeam Avenues Ltd.	3,410,565	1,130,191
Info Edge India Ltd.	91,460	8,841,038
Infosys Ltd. ADR (b)	3,928,809	87,494,576
Inox Wind Ltd. (a)	1,004,190	2,845,722
Intellect Design Arena Ltd.	177,088	2,033,101
InterGlobe Aviation Ltd. (a) (c)	74,521	4,257,282
IOL Chemicals & Pharmaceuticals Ltd.	14,647	82,908
ION Exchange India Ltd.	65,012	495,302
Ipca Laboratories Ltd.	133,873	2,393,224
IRB Infrastructure Developers Ltd.	670,334	488,425
ITC Ltd.	2,856,402	17,661,368
IVRCL Ltd. (a) (e)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	804,042	621,348
Jaiprakash Associates Ltd. (a)	3,324,819	253,920
Jaiprakash Power Ventures Ltd. (a)	13,514,438	2,941,524
Jammu & Kashmir Bank Ltd.	109,226	139,763
JB Chemicals & Pharmaceuticals Ltd.	42,349	947,532
JBM Auto Ltd.	27,938	599,658
Jet Airways India Ltd. (a)	8,634	3,969
Jindal Saw Ltd.	235,043	2,084,783
Jindal Stainless Ltd.	298,434	2,815,138
Jindal Steel & Power Ltd.	362,004	4,491,072
Jio Financial Services Ltd. (a)	3,133,375	13,109,128
JK Cement Ltd.	12,152	673,324
JK Paper Ltd.	46,662	250,011
JK Tyre & Industries Ltd.	116,026	596,251
JM Financial Ltd.	189,451	340,532
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	4,292	119,739
JSW Energy Ltd.	580,081	5,074,249
JSW Steel Ltd.	977,708	12,017,579
JTEKT India Ltd.	62,752	131,987
JTL Industries Ltd.	145,947	408,036
Jubilant Foodworks Ltd.	583,600	4,748,817
Jubilant Ingrevia Ltd.	89,119	824,817
Jubilant Pharmova Ltd.	96,550	1,325,872
Jupiter Wagons Ltd.	156,200	956,385
Just Dial Ltd. (a)	51,513	709,738
Jyoti Resins & Adhesives Ltd.	6,065	109,063
Kalyan Jewellers India Ltd.	174,349	1,519,289
Kansai Nerolac Paints Ltd.	19,141	70,693
Kaynes Technology India Ltd. (a)	30,447	1,971,305
Security Description	Shares	Value
KEI Industries Ltd.	179,524	$9,205,931
Kirloskar Brothers Ltd.	27,881	616,766
Kirloskar Ferrous Industries Ltd.	41,581	332,221
Kirloskar Industries Ltd.	2,437	158,157
Kirloskar Oil Engines Ltd.	37,460	549,509
Kotak Mahindra Bank Ltd.	1,348,980	29,843,725
KPI Green Energy Ltd. (c)	111,364	1,147,976
KPIT Technologies Ltd.	294,149	5,714,408
L&T Finance Ltd.	117,428	260,384
L&T Technology Services Ltd. (c)	29,379	1,873,584
Lanco Infratech Ltd. (a) (e)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,174,434	52,144,870
Laurus Labs Ltd. (c)	269,006	1,488,178
Laxmi Organic Industries Ltd.	24,716	83,821
Lemon Tree Hotels Ltd. (a) (c)	508,302	739,211
LIC Housing Finance Ltd.	564,374	4,461,384
Linde India Ltd.	46,823	4,740,954
Lloyds Engineering Works Ltd.	745,284	721,349
Lloyds Metals & Energy Ltd.	133,783	1,513,976
LTIMindtree Ltd. (c)	94,716	7,057,650
Lumax Auto Technologies Ltd.	76,018	510,166
Lupin Ltd.	305,429	7,985,865
LUX Industries Ltd.	81,188	1,992,661
Macrotech Developers Ltd. (c)	134,479	1,980,888
Magellanic Cloud Ltd.	108,511	132,464
Mahanagar Gas Ltd.	9,437	218,512
Mahindra & Mahindra Financial Services Ltd.	871,889	3,520,277
Mahindra & Mahindra Ltd. GDR	1,508,480	55,210,368
Maithan Alloys Ltd.	17,385	240,243
MakeMyTrip Ltd. (a) (b)	60,555	5,628,587
Manappuram Finance Ltd.	549,750	1,320,889
Mangalore Refinery & Petrochemicals Ltd.	286,359	622,531
Manpasand Beverages Ltd. (a) (e)	64,129	—
Marico Ltd.	371,558	3,083,265
Marksans Pharma Ltd.	2,363,651	8,402,400
Maruti Suzuki India Ltd.	187,569	29,630,088
Max Financial Services Ltd. (a)	216,305	3,074,170
Max Healthcare Institute Ltd.	623,515	7,334,376
Mazagon Dock Shipbuilders Ltd.	52,479	2,649,023
Metropolis Healthcare Ltd. (c)	22,047	576,699
Minda Corp. Ltd.	87,693	629,905
Morepen Laboratories Ltd. (a)	738,494	753,376
Motherson Sumi Wiring India Ltd.	1,729,524	1,469,867
Mphasis Ltd.	43,684	1,569,264
MRF Ltd.	4,806	7,943,755
Multi Commodity Exchange of India Ltd.	71,151	4,805,847
Muthoot Finance Ltd.	112,143	2,719,026
Natco Pharma Ltd.	6,039	102,330

See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
National Aluminium Co. Ltd.	1,254,651	$3,148,408
Navin Fluorine International Ltd.	57,968	2,380,492
Nazara Technologies Ltd. (a)	44,772	526,117
NCC Ltd.	513,143	1,847,716
Nestle India Ltd.	381,221	12,236,875
Network18 Media & Investments Ltd. (a)	381,791	373,448
Neuland Laboratories Ltd.	4,988	737,261
NHPC Ltd.	619,348	701,745
NIIT Learning Systems Ltd.	143,458	867,925
NIIT Ltd.	141,776	292,887
Nippon Life India Asset Management Ltd. (c)	166,104	1,291,449
NMDC Ltd.	631,905	1,846,749
NMDC Steel Ltd. (a)	502,795	323,692
NTPC Ltd.	4,471,752	23,649,772
Nuvama Wealth Management Ltd.	6,199	500,000
Oberoi Realty Ltd.	62,548	1,412,310
Odigma Consultancy Solutions (a)	38,321	58,199
Oil & Natural Gas Corp. Ltd.	6,329,111	22,476,317
Oil India Ltd.	505,990	3,505,951
Olectra Greentech Ltd.	32,214	636,371
One 97 Communications Ltd. (a)	335,223	2,753,348
Opto Circuits India Ltd. (a)	3,157,839	67,829
Orient Electric Ltd.	160,233	459,659
Orissa Minerals Development Co. Ltd. (a)	13,944	1,536,529
Page Industries Ltd.	7,204	3,688,273
Paisalo Digital Ltd.	707,044	513,063
Patanjali Foods Ltd.	84,692	1,701,344
Patel Engineering Ltd. (a)	175,965	119,688
PB Fintech Ltd. (a)	236,590	4,573,488
PCBL Ltd.	303,481	2,091,742
Persistent Systems Ltd.	71,118	4,625,486
Petronet LNG Ltd.	927,980	3,782,182
Pfizer Ltd.	28,743	1,962,607
PG Electroplast Ltd.	101,896	781,961
Phoenix Mills Ltd.	110,538	2,434,504
PI Industries Ltd.	59,048	3,280,533
Pidilite Industries Ltd.	188,743	7,566,274
Piramal Enterprises Ltd.	92,150	1,213,657
Piramal Pharma Ltd.	591,490	1,616,409
PNB Housing Finance Ltd. (a) (c)	81,105	951,324
Poly Medicure Ltd.	6,763	186,807
Polycab India Ltd.	9,131	757,840
Poonawalla Fincorp Ltd.	176,349	830,070
Power Finance Corp. Ltd.	463,124	2,697,187
Power Grid Corp. of India Ltd.	4,636,009	19,520,183
Praj Industries Ltd.	94,107	900,573
Prakash Industries Ltd.	429,241	932,023
Prestige Estates Projects Ltd.	132,085	2,908,427
Pricol Ltd. (a)	144,110	822,687
Security Description	Shares	Value
Prism Johnson Ltd. (a)	393,836	$962,816
Procter & Gamble Health Ltd.	9,821	635,853
PS IT Infrastructure & Services Ltd. (a)	271,760	12,550
PTC India Ltd.	1,448,201	3,625,114
Punj Lloyd Ltd. (a) (e)	739,833	—
Quess Corp. Ltd. (c)	127,556	1,179,114
Radico Khaitan Ltd.	193,876	4,732,193
Rail Vikas Nigam Ltd.	547,807	3,474,077
Rain Industries Ltd.	288,400	619,569
Rajesh Exports Ltd. (a)	238,072	824,717
Rajratan Global Wire Ltd.	16,476	111,359
Rallis India Ltd.	158,402	624,715
Ramkrishna Forgings Ltd.	88,104	1,060,754
Rategain Travel Technologies Ltd. (a)	78,536	687,039
RattanIndia Enterprises Ltd. (a)	1,092,708	994,767
RattanIndia Power Ltd. (a)	9,290,265	1,696,169
Raymond Ltd.	86,135	1,808,243
RBL Bank Ltd. (c)	404,305	985,563
REC Ltd.	564,045	3,732,199
Redington Ltd.	438,159	965,556
Redtape Ltd. (a)	69,908	651,978
Refex Industries Ltd.	229,457	1,540,734
REI Agro Ltd. (a) (e)	1,873,023	—
Relaxo Footwears Ltd.	70,773	685,044
Reliance Industries Ltd. GDR (c)	1,926,258	134,067,557
Reliance Infrastructure Ltd. (a)	547,869	2,197,523
Reliance Power Ltd. (a)	4,404,624	2,557,587
Religare Enterprises Ltd. (a)	161,364	562,070
ReNew Energy Global PLC Class A (a) (b)	83,434	524,800
Repco Home Finance Ltd.	68,709	432,745
Responsive Industries Ltd.	50,520	165,815
RITES Ltd.	155,786	642,003
Route Mobile Ltd.	702	13,112
Safari Industries India Ltd.	11,709	328,497
Saksoft Ltd. (d)	25,466	84,343
Saksoft Ltd. (a) (d)	6,366	21,084
Sammaan Capital Ltd.	549,227	1,067,569
Samvardhana Motherson International Ltd.	2,378,009	5,998,566
Sandur Manganese & Iron Ores Ltd.	60,956	358,820
Sanghvi Movers Ltd.	83,110	402,998
SBI Cards & Payment Services Ltd.	280,045	2,585,532
SBI Life Insurance Co. Ltd. (c)	378,409	8,326,680
Schaeffler India Ltd.	25,710	1,200,713
Schneider Electric Infrastructure Ltd. (a)	356,236	3,468,998
Sequent Scientific Ltd. (a)	1,134,594	3,144,051
Sharda Cropchem Ltd.	30,526	205,975
Share India Securities Ltd.	32,720	124,006
Shilpa Medicare Ltd. (a)	159,626	1,549,568

See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shivalik Bimetal Controls Ltd.	22,995	$177,372
Shree Cement Ltd.	6,949	2,181,597
Shree Renuka Sugars Ltd. (a)	1,382,047	898,317
Shriram Finance Ltd.	244,570	10,439,160
Siemens Ltd.	188,456	16,304,124
Sintex Plastics Technology Ltd. (a)	102,157	1,292
SJS Enterprises Ltd.	47,790	571,361
Sobha Ltd.	11,793	273,064
Solar Industries India Ltd.	7,614	1,047,577
Solara Active Pharma Sciences Ltd. (a)	122,224	1,149,151
Sona Blw Precision Forgings Ltd. (c)	266,474	2,363,888
SRF Ltd.	119,156	3,551,663
Star Health & Allied Insurance Co. Ltd. (a)	27,113	196,421
State Bank of India GDR	257,145	23,940,200
Steel Authority of India Ltd.	1,440,831	2,430,463
Steel Strips Wheels Ltd.	131,334	336,072
Sterling & Wilson Renewable (a)	31,213	229,587
Sterlite Technologies Ltd. (a)	231,535	348,126
Strides Pharma Science Ltd.	239,988	4,006,422
Subex Ltd. (a)	308,368	99,611
Sudarshan Chemical Industries Ltd.	73,021	973,962
Sumitomo Chemical India Ltd.	39,752	264,124
Sun Pharma Advanced Research Co. Ltd. (a)	304,293	784,106
Sun Pharmaceutical Industries Ltd.	1,561,291	35,896,116
Sun TV Network Ltd.	179,748	1,786,943
Sundaram Finance Ltd.	34,957	2,198,817
Sundram Fasteners Ltd.	88,864	1,455,100
Sunflag Iron & Steel Co. Ltd. (a)	66,293	193,093
Supreme Industries Ltd.	43,960	2,791,602
Suryoday Small Finance Bank Ltd. (a)	96,145	207,122
Suven Pharmaceuticals Ltd. (a)	542,409	7,592,318
Suzlon Energy Ltd. (a)	11,045,800	10,551,350
Swan Energy Ltd.	360,846	2,485,839
Symphony Ltd.	24,534	459,713
Syngene International Ltd. (c)	96,814	1,037,905
Syrma SGS Technology Ltd.	30,761	155,932
Tanla Platforms Ltd.	67,838	726,333
Tarsons Products Ltd.	35,068	185,590
Tata Communications Ltd.	240,439	6,124,934
Tata Consultancy Services Ltd.	1,233,778	62,843,709
Tata Consumer Products Ltd.	570,708	8,151,536
Tata Elxsi Ltd.	71,235	6,566,145
Tata Motors Ltd.	1,862,380	21,660,401
Tata Power Co. Ltd.	3,456,077	19,903,077
Tata Steel Ltd.	8,551,598	17,199,885
Security Description	Shares	Value
Tata Teleservices Maharashtra Ltd. (a)	858,049	$865,204
TeamLease Services Ltd. (a)	24,367	909,911
Tech Mahindra Ltd.	727,080	13,684,170
Technocraft Industries India Ltd. (a)	11,018	430,655
Tejas Networks Ltd. (a) (c)	279,650	3,993,963
Texmaco Rail & Engineering Ltd.	135,042	338,857
Thermax Ltd.	21,140	1,286,595
Thirumalai Chemicals Ltd.	47,269	182,192
Thyrocare Technologies Ltd. (c)	118,351	1,146,844
Tide Water Oil Co. India Ltd.	16,499	448,134
Timken India Ltd.	33,890	1,521,044
Titagarh Rail System Ltd.	78,429	1,143,521
Titan Co. Ltd.	456,917	20,849,662
Torrent Pharmaceuticals Ltd.	74,027	3,000,390
Torrent Power Ltd.	58,886	1,319,645
Trent Ltd.	190,098	17,182,629
Trident Ltd.	2,160,995	945,357
Triveni Turbine Ltd.	20,960	171,304
Tube Investments of India Ltd.	105,684	5,468,309
TV18 Broadcast Ltd. (a)	446,799	237,525
TVS Motor Co. Ltd.	172,650	5,850,749
Ujjivan Small Finance Bank Ltd. (c)	1,326,077	639,767
UltraTech Cement Ltd.	143,073	20,149,432
Union Bank of India Ltd.	97,610	143,000
United Breweries Ltd.	126,316	3,279,117
United Spirits Ltd.	558,825	10,602,179
UNO Minda Ltd.	256,989	3,378,374
UPL Ltd.	603,929	4,418,777
Usha Martin Ltd.	351,563	1,499,784
UTI Asset Management Co. Ltd.	47,902	708,430
VA Tech Wabag Ltd. (a)	145,174	2,616,731
Vaibhav Global Ltd.	150,207	557,891
Vakrangee Ltd.	645,792	275,344
Valor Estate Ltd. (a)	83,657	189,793
Vardhman Textiles Ltd.	71,661	404,819
Varun Beverages Ltd.	809,042	5,853,399
Vedanta Ltd.	1,203,552	7,362,670
Venky's India Ltd.	20,257	475,416
Venus Pipes & Tubes Ltd. (c)	13,547	350,455
Vesuvius India Ltd.	4,917	324,098
Videocon Industries Ltd. (a) (e)	1,170,924	—
Vinati Organics Ltd.	14,168	352,732
VIP Industries Ltd.	117,737	755,936
VL E-Governance & IT Solutions Ltd. (a)	60,356	114,387
V-Mart Retail Ltd. (a)	31,031	1,491,965
Vodafone Idea Ltd. (a)	18,731,579	2,315,707
Voltamp Transformers Ltd.	2,157	339,226
Voltas Ltd.	145,526	3,204,129
VST Industries Ltd.	368,137	1,649,124
Welspun Corp. Ltd.	160,422	1,466,940

See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Welspun Living Ltd.	265,963	$519,445
Westlife Foodworld Ltd. (a)	118,158	1,331,514
Wheels India Ltd.	11,811	107,728
Whirlpool of India Ltd.	6,592	180,105
Wipro Ltd. ADR (b)	2,444,696	15,841,630
Wockhardt Ltd. (a)	206,036	2,405,398
Yes Bank Ltd. (a)	11,677,456	3,132,521
Zee Entertainment Enterprises Ltd. (a)	986,516	1,621,017
Zen Technologies Ltd.	29,657	607,393
Zensar Technologies Ltd.	87,613	706,069
Zomato Ltd. (a)	5,416,915	17,666,119
Zydus Lifesciences Ltd.	197,024	2,512,254
		2,388,810,662
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk. PT	14,223,800	3,579,437
Adaro Minerals Indonesia Tbk. PT (a)	8,012,800	767,408
Aneka Tambang Tbk. PT	3,526,500	344,731
Astra International Tbk. PT	27,405,451	9,141,184
Astrindo Nusantara Infrastructure Tbk. PT (a)	54,795,100	224,392
Avia Avian Tbk. PT	9,675,800	318,266
Bank Aladin Syariah Tbk. PT (a)	913,800	51,001
Bank BTPN Syariah Tbk. PT	1,004,900	80,644
Bank Central Asia Tbk. PT	62,315,148	42,496,955
Bank Danamon Indonesia Tbk. PT	5,568,018	956,199
Bank Jago Tbk. PT (a)	4,787,900	964,537
Bank Mandiri Persero Tbk. PT	56,903,574	26,027,559
Bank Negara Indonesia Persero Tbk. PT	8,430,300	2,979,003
Bank Neo Commerce Tbk. PT (a)	7,943,733	149,011
Bank Pan Indonesia Tbk. PT (a)	4,291,400	460,603
Bank Rakyat Indonesia Persero Tbk. PT	86,561,467	28,301,140
Bank Raya Indonesia Tbk. PT (a)	44,400	786
Bank Syariah Indonesia Tbk. PT	1,392,914	276,927
Barito Pacific Tbk. PT	49,477,221	3,431,379
BFI Finance Indonesia Tbk. PT	3,828,000	262,954
Bukalapak.com Tbk. PT (a)	70,257,600	561,504
Bumi Resources Minerals Tbk. PT (a)	86,017,960	1,306,746
Bumi Resources Tbk. PT (a)	143,347,900	1,155,115
Bumi Serpong Damai Tbk. PT (a)	8,297,900	652,213
Chandra Asri Pacific Tbk. PT	5,715,356	3,199,316
Charoen Pokphand Indonesia Tbk. PT	9,113,400	2,829,127
Ciputra Development Tbk. PT	12,919,252	1,134,915
Security Description	Shares	Value
Elang Mahkota Teknologi Tbk. PT	30,776,400	$841,574
Energi Mega Persada Tbk. PT (a)	9,367,500	134,882
ESSA Industries Indonesia Tbk. PT	10,473,000	612,193
Garuda Indonesia Persero Tbk. PT (a)	19,211,200	88,823
Global Mediacom Tbk. PT (a)	22,200	328
GoTo Gojek Tokopedia Tbk. PT (a)	899,048,700	3,919,235
Harum Energy Tbk. PT (a)	2,446,700	223,015
Indah Kiat Pulp & Paper Tbk. PT	1,751,900	1,000,920
Indo Tambangraya Megah Tbk. PT	68,500	119,785
Indocement Tunggal Prakarsa Tbk. PT	1,194,800	536,634
Indofood Sukses Makmur Tbk. PT	11,834,318	5,510,696
Indosat Tbk. PT	5,292,300	3,827,654
Indosterling Technomedia Tbk. PT (a)	594,000	1,962
Japfa Comfeed Indonesia Tbk. PT (a)	2,402,500	228,507
Kalbe Farma Tbk. PT	43,379,361	4,942,497
Lippo Karawaci Tbk. PT (a)	85,917,630	573,163
Matahari Department Store Tbk. PT	749,200	79,918
Mayora Indah Tbk. PT	12,746,307	2,390,985
MD Entertainment Tbk. PT	1,722,500	353,829
Medco Energi Internasional Tbk. PT	27,423,829	2,291,357
Media Nusantara Citra Tbk. PT (a)	29,600	606
Merdeka Copper Gold Tbk. PT (a)	13,277,568	2,385,402
Mitra Keluarga Karyasehat Tbk. PT	3,391,400	710,088
Modernland Realty Tbk. PT (a)	5,400	18
Pabrik Kertas Tjiwi Kimia Tbk. PT	722,438	360,265
Pakuwon Jati Tbk. PT	11,839,200	402,721
Pantai Indah Kapuk Dua Tbk. PT	1,619,800	1,233,038
Perusahaan Gas Negara Tbk. PT	29,283,900	2,775,588
Petrindo Jaya Kreasi Tbk. PT (a)	1,599,900	792,553
Pollux Properties Indonesia Tbk. PT (a)	44,400	328
Quantum Clovera Investama Tbk. PT (a)	1,239,400	655
Samudera Indonesia Tbk. PT	9,299,300	222,348
Semen Indonesia Persero Tbk. PT	2,157,354	540,051
Sigmagold Inti Perkasa Tbk. PT (a) (e)	1,312,600	—

See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Smartfren Telecom Tbk. PT (a)	108,720,600	$193,887
Sumber Alfaria Trijaya Tbk. PT	18,257,500	3,810,680
Summarecon Agung Tbk. PT	10,484,111	481,272
Surya Citra Media Tbk. PT	23,089,600	186,059
Telkom Indonesia Persero Tbk. PT	65,108,000	12,858,185
Tower Bersama Infrastructure Tbk. PT	403,400	50,625
Transcoal Pacific Tbk. PT	773,900	356,536
Trimegah Bangun Persada Tbk. PT	1,710,000	101,651
Unilever Indonesia Tbk. PT	7,015,300	1,024,030
United Tractors Tbk. PT	3,326,722	5,965,687
Vale Indonesia Tbk. PT (a)	1,484,541	400,061
		194,183,343
KUWAIT — 0.7%
A'ayan Leasing & Investment Co. KSCP	1,693,666	843,365
Agility Public Warehousing Co. KSC	1,334,497	957,428
Al Ahli Bank of Kuwait KSCP	290,041	258,448
Al Mazaya Holding Co. KSCP (a)	2,213,145	522,019
Alimtiaz Investment Group KSC (a)	646,315	104,173
Arabi Group Holding KSC (a)	388,723	467,359
Boubyan Bank KSCP	1,397,628	2,609,821
Boubyan Petrochemicals Co. KSCP	790,139	1,656,639
Burgan Bank SAK	471,019	293,181
Gulf Bank KSCP	2,577,412	2,558,414
Gulf Cables & Electrical Industries Group Co. KSCP	64,796	331,144
Heavy Engineering & Ship Building Co. KSCP Class B	203,891	520,331
Humansoft Holding Co. KSC	279,507	2,494,274
Integrated Holding Co. KCSC	522,623	880,027
Jazeera Airways Co. KSCP (a)	68,300	223,527
Kuwait Finance House KSCP	6,462,258	15,157,991
Kuwait Projects Co. Holding KSCP (a)	463,747	147,518
Kuwait Real Estate Co. KSC	6,527,097	5,153,253
Mabanee Co. KPSC	710,060	1,946,995
Mezzan Holding Co. KSCC	42,876	126,837
Mobile Telecommunications Co. KSCP	2,152,447	3,349,426
National Bank of Kuwait SAKP	9,585,905	27,729,252
National Industries Group Holding SAK	2,407,809	1,759,022
National Investments Co. KSCP	2,888,907	2,214,592
Warba Bank KSCP (a)	3,190,822	1,975,644
		74,280,680
MALAYSIA — 2.0%
Aeon Co. M Bhd.	9,763,448	3,598,991
AEON Credit Service M Bhd.	487,700	826,731
Security Description	Shares	Value
Alliance Bank Malaysia Bhd.	8,676,021	$9,362,991
Axiata Group Bhd.	3,432,138	2,097,487
Bursa Malaysia Bhd.	2,784,147	6,427,811
Carlsberg Brewery Malaysia Bhd. Class B	754,720	3,602,010
CELCOMDIGI Bhd.	10,254,229	9,250,814
Chin Hin Group Bhd. (a)	1,099,800	565,436
CIMB Group Holdings Bhd.	7,724,779	15,080,507
D&O Green Technologies Bhd.	443,000	228,832
Dagang NeXchange Bhd. (a)	3,868,000	314,243
Datasonic Group Bhd.	4,790,500	522,790
Dialog Group Bhd.	7,601,206	3,963,282
Frontken Corp. Bhd.	1,864,450	1,659,399
Gamuda Bhd.	2,442,025	4,785,149
Genetec Technology Bhd.	489,500	98,529
Genting Bhd.	6,300,400	6,463,124
Genting Malaysia Bhd.	1,440,100	845,166
Globetronics Technology Bhd.	1,433,500	227,705
Greatech Technology Bhd. (a)	919,600	472,791
Hartalega Holdings Bhd.	2,170,200	1,468,378
Hextar Industries Bhd.	1,439,600	157,104
Hong Leong Bank Bhd.	181,800	950,554
IHH Healthcare Bhd.	2,398,000	4,163,861
IJM Corp. Bhd.	1,389,500	987,325
Inari Amertron Bhd.	2,664,700	1,874,046
IOI Corp. Bhd.	10,267,962	9,362,808
IOI Properties Group Bhd. (a)	9,684,162	4,978,883
Kossan Rubber Industries Bhd.	1,715,700	778,067
KPJ Healthcare Bhd.	3,630,180	1,866,371
Kuala Lumpur Kepong Bhd.	19,283	96,053
Lingkaran Trans Kota Holdings Bhd. (a) (e)	672,300	—
Magnum Bhd.	7,735,243	2,194,794
Malayan Banking Bhd.	6,708,091	17,048,816
Malaysia Airports Holdings Bhd.	496,903	1,260,484
Malaysian Pacific Industries Bhd.	207,400	1,337,902
Malaysian Resources Corp. Bhd.	19,219,259	2,749,937
Maxis Bhd.	239,000	228,944
Mega First Corp. Bhd.	485,800	518,375
MISC Bhd.	263,300	498,058
My EG Services Bhd.	6,035,772	1,302,737
Oppstar Bhd.	345,300	70,760
OSK Holdings Bhd.	15,187,842	5,672,190
Padini Holdings Bhd.	416,500	359,583
Pavilion Real Estate Investment Trust	3,135,800	1,095,078
Pentamaster Corp. Bhd.	1,212,250	1,028,950
Petronas Chemicals Group Bhd.	2,701,400	3,694,894
Petronas Dagangan Bhd.	508,400	2,202,019
Petronas Gas Bhd.	280,500	1,224,445
PPB Group Bhd.	57,800	202,689

See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd.	2,635,100	$3,233,565
Public Bank Bhd.	18,418,800	20,368,553
RHB Bank Bhd.	730,878	1,095,387
SD Guthrie Bhd.	2,363,887	2,745,973
Sime Darby Bhd.	2,411,824	1,438,847
Sime Darby Property Bhd.	611,024	217,826
SKP Resources Bhd. (a)	1,103,625	297,084
SP Setia Bhd. Group	372,063	112,787
Sports Toto Bhd.	5,129,521	2,002,796
Sunway Real Estate Investment Trust	3,368,100	1,388,570
Supermax Corp. Bhd. (a)	3,048,568	613,632
Telekom Malaysia Bhd.	1,708,347	2,784,065
Tenaga Nasional Bhd.	2,558,100	8,958,158
TIME dotCom Bhd.	60,900	70,005
Top Glove Corp. Bhd. (a)	5,599,500	1,357,948
Uchi Technologies Bhd.	126,700	115,224
UEM Sunrise Bhd.	9,694,488	2,351,034
Unisem M Bhd.	220,800	167,066
Velesto Energy Bhd.	1,380,563	66,961
ViTrox Corp. Bhd.	978,000	766,082
VS Industry Bhd.	8,473,300	2,024,057
WCT Holdings Bhd. (a)	19,825,526	4,471,381
YTL Corp. Bhd.	3,868,770	2,354,944
YTL Power International Bhd.	1,241,500	1,101,950
		199,871,788
MEXICO — 2.0%
Alfa SAB de CV Class A (b)	5,722,418	4,702,997
America Movil SAB de CV (b)	24,339,360	20,053,090
Betterware de Mexico SAPI de CV (b)	67,407	854,721
Cemex SAB de CV (b)	18,990,895	11,684,022
Coca-Cola Femsa SAB de CV (b)	1,028,264	9,143,272
El Puerto de Liverpool SAB de CV Class C1	524,106	3,148,058
Fibra Uno Administracion SA de CV REIT	3,447,717	4,031,307
Fomento Economico Mexicano SAB de CV (b)	2,158,004	21,397,289
Gruma SAB de CV Class B	11,564	215,700
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	449,518	7,840,537
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	334,782	9,519,306
Grupo Bimbo SAB de CV (b)	2,165,736	7,486,495
Grupo Elektra SAB de CV (b)	57,186	2,756,755
Grupo Financiero Banorte SAB de CV Class O	2,926,074	20,823,759
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	3,107,016	7,069,325
Grupo Mexico SAB de CV (b)	3,685,682	20,639,594
Grupo Televisa SAB (b)	4,094,780	2,082,693
Security Description	Shares	Value
Industrias CH SAB de CV (a) (b)	289,108	$2,765,419
Industrias Penoles SAB de CV (a) (b)	260,526	3,473,414
Kimberly-Clark de Mexico SAB de CV Class A	3,007,053	4,884,428
Nemak SAB de CV (a) (b) (c)	2,701,871	277,051
Operadora De Sites Mexicanos SAB de CV (b)	2,874,826	2,268,828
Orbia Advance Corp. SAB de CV (b)	134,673	136,789
Sare Holding SAB de CV Class B (a) (e)	1,493,393	—
Southern Copper Corp. (b)	107,089	12,386,985
TV Azteca SAB de CV (a) (b)	7,680,384	195,908
Vista Energy SAB de CV ADR (a) (b)	55,565	2,454,862
Wal-Mart de Mexico SAB de CV (b)	5,201,571	15,701,304
		197,993,908
MONACO — 0.0% (f)
Safe Bulkers, Inc. (b)	200,256	1,037,326
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b) (d)	461,683	6,389,693
Cia de Minas Buenaventura SAA ADR (d)	8,764	120,680
Credicorp Ltd.	86,788	15,706,024
		22,216,397
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	1,161,980	770,333
Alliance Global Group, Inc.	4,725,800	791,042
Ayala Corp.	196,610	2,355,987
Ayala Land, Inc.	12,849,214	8,392,259
Bank of the Philippine Islands	4,558,351	10,989,663
BDO Unibank, Inc.	4,105,361	11,575,232
Bloomberry Resorts Corp. (a)	1,833,600	264,713
Cebu Air, Inc. (a)	2,191,620	1,406,000
Converge Information & Communications Technology Solutions, Inc.	929,500	271,365
D&L Industries, Inc.	4,892,305	564,858
GMA Holdings, Inc. PDR	3,440,100	374,474
JG Summit Holdings, Inc.	2,994,236	1,485,430
Jollibee Foods Corp.	243,600	1,167,628
Manila Electric Co.	22,670	177,274
Megaworld Corp.	15,848,300	608,054
Monde Nissin Corp. (c)	3,424,400	622,090
PLDT, Inc.	216,482	5,756,113
Puregold Price Club, Inc.	694,880	390,608
SM Investments Corp.	380,485	6,491,076
SM Prime Holdings, Inc.	12,734,590	7,340,214
Universal Robina Corp.	548,960	1,015,876
		62,810,289

See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
POLAND — 0.9%
11 bit studios SA (a)	2,755	$224,778
Allegro.eu SA (a) (c)	343,641	3,118,146
Asseco Poland SA	126,863	2,873,705
Bank Polska Kasa Opieki SA	317,916	12,173,673
CCC SA (a)	19,282	851,940
CD Projekt SA	64,931	2,947,562
Dino Polska SA (a) (c)	28,966	2,647,962
Eurocash SA	19,288	47,563
Getin Holding SA	54	8
InPost SA (a)	159,486	3,015,225
KGHM Polska Miedz SA	251,195	10,433,992
LPP SA	398	1,638,146
mBank SA (a)	38,756	6,237,248
Orange Polska SA	2,449,071	5,395,706
ORLEN SA	666,250	9,702,940
PGE Polska Grupa Energetyczna SA (a)	1,417,014	2,659,464
PlayWay SA	2,723	207,971
Powszechna Kasa Oszczednosci Bank Polski SA	1,126,496	16,438,038
Powszechny Zaklad Ubezpieczen SA	724,480	7,946,750
Santander Bank Polska SA	56,724	6,717,335
TEN Square Games SA (a)	30	748
		95,278,900
QATAR — 0.7%
Al Meera Consumer Goods Co. QSC	289,227	1,191,542
Baladna	413,993	154,636
Commercial Bank PSQC	2,314,644	2,797,153
Doha Bank QPSC	864,015	405,786
Estithmar Holding QPSC (a)	1,252,265	637,654
Ezdan Holding Group QSC (a)	702,082	179,136
Gulf International Services QSC	810,739	721,449
Gulf Warehousing Co.	115,610	110,276
Industries Qatar QSC	1,780,417	6,376,445
Lesha Bank LLC (a)	2,040,759	774,603
Mannai Corp. QSC	654,011	732,866
Masraf Al Rayan QSC	7,135,298	4,840,480
Mazaya Real Estate Development QPSC	3,606,541	640,877
Medicare Group	560,219	718,391
Mesaieed Petrochemical Holding Co.	5,483,387	2,454,798
Ooredoo QPSC	1,940,446	6,246,094
Qatar Aluminum Manufacturing Co.	2,131,944	764,127
Qatar Electricity & Water Co. QSC	386,117	1,674,482
Qatar Fuel QSC	334,525	1,401,128
Qatar Gas Transport Co. Ltd.	1,514,438	1,809,339
Qatar International Islamic Bank QSC	697,883	2,106,491
Security Description	Shares	Value
Qatar Islamic Bank QPSC	1,469,233	$8,615,250
Qatar National Bank QPSC	5,232,748	24,360,087
Qatar Navigation QSC	345,103	1,069,146
Qatari Investors Group QSC	1,978,059	818,713
United Development Co. QSC	771,362	246,810
Vodafone Qatar QSC	3,773,412	1,948,370
		73,796,129
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	351,279	2,973,921
RUSSIA — 0.0%
LUKOIL PJSC (e)	340,951	—
Mechel PJSC ADR (a) (e)	217,515	—
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	—
Rosneft Oil Co. PJSC (e)	1,683,986	—
Rostelecom PJSC (e)	781,704	—
Rostelecom PJSC ADR (a) (b) (e)	5,355	—
Sberbank of Russia PJSC (e)	8,602,924	—
Severstal PAO GDR (a) (e)	486,985	—
Sistema PJSFC GDR (a) (e)	198,224	—
VK IPJSC GDR (a) (e)	52,451	—
VTB Bank PJSC (a) (e)	1,190,904	—
		—
SAUDI ARABIA — 4.0%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	2,160,001	1,427,948
Abdullah Al Othaim Markets Co.	847,027	2,691,412
ACWA Power Co.	121,588	16,030,662
Advanced Petrochemical Co. (a)	73,108	756,142
Al Hammadi Holding	294,944	3,357,176
Al Jouf Agricultural Development Co.	69,116	1,179,139
Al Khaleej Training & Education Co. (a)	411,561	3,181,551
Al Rajhi Bank	2,102,958	48,882,534
Al Rajhi Co. for Co-operative Insurance (a)	60,851	3,111,164
Al Rajhi REIT	479,329	1,115,461
Aldrees Petroleum & Transport Services Co.	74,175	2,641,622
Al-Etihad Cooperative Insurance Co.	471,927	2,299,628
Alinma Bank	882,521	6,704,657
Almarai Co. JSC	140,965	2,074,230
Alujain Corp. (a)	83,300	932,612
Arabian Cement Co.	61,642	423,117
Bank AlBilad	551,954	5,797,032
Banque Saudi Fransi	499,209	4,284,942
Basic Chemical Industries Ltd. (a)	329,465	2,972,861
Batic Investments & Logistic Co. (a)	4,078,063	4,174,378

See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Bawan Co.	410,730	$4,582,036
Bupa Arabia for Cooperative Insurance Co.	45,307	2,502,429
Buruj Cooperative Insurance Co. (a)	204,959	1,125,488
Catrion Catering Holding Co.	12,889	381,372
City Cement Co.	116,406	549,231
Co. for Cooperative Insurance	52,855	2,079,596
Dallah Healthcare Co.	107,656	4,620,306
Dar Al Arkan Real Estate Development Co. (a)	340,547	1,416,147
Derayah REIT	463,949	796,458
Dr. Sulaiman Al Habib Medical Services Group Co.	79,467	6,282,964
Eastern Province Cement Co.	173,900	1,494,982
Elm Co.	18,842	5,843,361
Etihad Etisalat Co.	387,080	5,303,596
Fawaz Abdulaziz Al Hokair & Co. (a)	22,213	62,292
Fitaihi Holding Group (a)	2,429,264	2,693,858
Gulf Insurance Group	207,820	1,714,568
Herfy Food Services Co. (a)	67,491	497,448
Jarir Marketing Co.	642,472	2,250,382
Jazan Development & Investment Co. (a)	185,624	699,665
Leejam Sports Co. JSC	87,225	4,808,373
Malath Cooperative Insurance Co. (a)	297,375	1,261,985
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	133,099	843,710
Methanol Chemicals Co. (a)	350,553	1,622,221
Middle East Healthcare Co. (a)	78,229	1,509,778
Mobile Telecommunications Co. Saudi Arabia	798,376	2,332,516
Mouwasat Medical Services Co.	166,571	4,435,795
Musharaka Real Estate Income Fund REIT	378,314	520,366
Najran Cement Co. (a)	137,423	348,008
Nama Chemicals Co. (a)	182,684	1,363,531
National Co. for Glass Industries	284,894	3,911,084
National Co. for Learning & Education	157,210	8,859,144
National Gas & Industrialization Co.	43,156	1,219,421
National Medical Care Co.	96,525	5,315,899
Qassim Cement Co.	137,803	1,950,562
Rabigh Refining & Petrochemical Co. (a)	80,714	176,644
Riyad Bank	1,687,327	11,208,666
Riyad REIT Fund	202,358	375,976
SABIC Agri-Nutrients Co.	236,089	7,476,508
Sahara International Petrochemical Co.	254,584	1,991,800
Saudi Advanced Industries Co.	276,917	2,709,083
Security Description	Shares	Value
Saudi Arabian Mining Co. (a)	1,343,842	$17,481,338
Saudi Arabian Oil Co. (c)	4,265,094	30,810,910
Saudi Automotive Services Co.	435,646	9,952,248
Saudi Awwal Bank	203,326	1,878,031
Saudi Basic Industries Corp.	880,550	17,580,955
Saudi Cement Co.	90,728	1,003,682
Saudi Ceramic Co. (a)	358,231	3,113,059
Saudi Chemical Co. Holding	2,666,641	8,146,214
Saudi Co. For Hardware CJSC (a)	70,770	699,890
Saudi Electricity Co.	588,908	2,615,346
Saudi Industrial Investment Group	126,041	657,856
Saudi Kayan Petrochemical Co. (a)	338,219	757,328
Saudi National Bank	3,017,210	27,587,115
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	229,568	2,135,715
Saudi Public Transport Co. (a)	424,087	2,441,829
Saudi Reinsurance Co. (a)	738,692	7,098,642
Saudi Research & Media Group (a)	46,000	3,524,124
Saudi Tadawul Group Holding Co.	17,260	1,043,495
Saudi Telecom Co.	1,840,941	21,445,093
Saudi Vitrified Clay Pipe Co. Ltd. (a)	58,775	690,936
Saudia Dairy & Foodstuff Co.	19,605	1,971,266
Savola Group (a)	413,145	2,973,534
Southern Province Cement Co.	116,755	1,079,970
Sustained Infrastructure Holding Co.	277,123	2,260,480
Tabuk Cement Co.	264,011	896,599
Takween Advanced Industries Co. (a)	503,645	1,707,726
Umm Al-Qura Cement Co. (a)	507,084	2,373,619
United Electronics Co.	103,096	2,605,294
United International Transportation Co.	128,744	2,992,610
Walaa Cooperative Insurance Co. (a)	118,617	690,568
Yamama Cement Co.	124,506	1,045,460
Yanbu Cement Co.	157,368	1,019,364
Yanbu National Petrochemical Co.	167,587	1,907,545
		407,363,358
SINGAPORE — 0.0% (f)
Guan Chong Bhd.	4,868,466	3,648,250
Riverstone Holdings Ltd.	760,100	524,718
		4,172,968
SOUTH AFRICA — 3.0%
Absa Group Ltd.	842,984	8,582,220

See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Adcock Ingram Holdings Ltd. (b)	249,037	$1,014,213
African Rainbow Minerals Ltd. (b)	259,732	2,854,075
Anglo American Platinum Ltd. (b)	71,097	2,559,492
ArcelorMittal South Africa Ltd. (a)	162	12
Ascendis Health Ltd. (a)	3,151	135
Aspen Pharmacare Holdings Ltd. (b)	332,719	3,764,991
Astral Foods Ltd. (a)	35,697	391,636
Barloworld Ltd.	403,081	2,025,171
Bid Corp. Ltd. (b)	290,773	7,470,753
Bidvest Group Ltd.	321,701	5,465,883
Capitec Bank Holdings Ltd.	82,069	14,499,341
Clicks Group Ltd.	116,288	2,678,825
Coronation Fund Managers Ltd. (b)	1,267,470	2,875,114
Curro Holdings Ltd.	296,443	227,590
Discovery Ltd.	432,497	4,311,794
FirstRand Ltd.	5,219,282	25,156,742
Foschini Group Ltd. (b)	497,850	4,512,935
Gold Fields Ltd.	985,594	15,375,438
Grindrod Ltd.	2,575,035	2,256,378
Group Five Ltd. (a) (e)	219,472	—
Growthpoint Properties Ltd. REIT	1,983,711	1,615,057
Harmony Gold Mining Co. Ltd.	565,072	5,841,400
Impala Platinum Holdings Ltd. (a) (b)	1,002,990	5,631,760
Investec Ltd.	447,407	3,406,083
Kumba Iron Ore Ltd.	94,747	2,204,761
Life Healthcare Group Holdings Ltd. (b)	299,666	278,233
Momentum Group Ltd.	2,795,547	4,780,779
Motus Holdings Ltd. (b)	304,583	2,147,326
Mr. Price Group Ltd.	377,002	5,911,706
MTN Group Ltd.	1,194,569	6,365,720
MultiChoice Group (a)	681,223	4,308,911
Murray & Roberts Holdings Ltd. (a)	324	54
Naspers Ltd. Class N	250,754	61,040,937
Nedbank Group Ltd.	525,954	9,124,878
Netcare Ltd.	2,905,920	2,598,591
Ninety One Ltd.	293,980	697,568
Northam Platinum Holdings Ltd. (b)	108,404	685,935
Old Mutual Ltd. (b)	3,990,572	3,158,123
OUTsurance Group Ltd.	940,168	3,166,537
PPC Ltd.	2,393,038	542,973
Redefine Properties Ltd. REIT	1,169,357	338,610
Remgro Ltd.	763,834	6,973,684
Sanlam Ltd.	1,538,106	7,854,538
Sappi Ltd.	712,682	2,003,740
Sasol Ltd.	657,397	4,427,153
Shoprite Holdings Ltd. (b)	543,430	9,327,476
Security Description	Shares	Value
Sibanye Stillwater Ltd. (a)	3,335,803	$3,455,336
Standard Bank Group Ltd.	1,370,857	19,279,106
Sun International Ltd.	718,412	1,896,866
Telkom SA SOC Ltd. (a)	660,869	1,010,527
Thungela Resources Ltd. (b)	110,685	704,928
Tiger Brands Ltd.	228,186	3,085,295
Truworths International Ltd. (b)	804,266	5,087,190
Vodacom Group Ltd.	553,817	3,518,140
Wilson Bayly Holmes-Ovcon Ltd.	230,663	3,096,566
Woolworths Holdings Ltd. (b)	553,112	2,186,128
		303,775,353
TAIWAN — 19.3%
Ability Opto-Electronics Technology Co. Ltd.	66,000	481,759
Accton Technology Corp.	412,000	6,926,011
Acer, Inc.	6,332,701	8,164,385
ADATA Technology Co. Ltd. (b)	133,504	374,190
Adimmune Corp. (a)	546,505	469,718
Advanced Energy Solution Holding Co. Ltd.	20,000	315,675
Advanced Power Electronics Corp.	28,000	73,082
Advancetek Enterprise Co. Ltd. (b)	4,943,456	10,559,702
Advantech Co. Ltd.	116,840	1,186,989
AGV Products Corp. (b)	12,048,415	4,778,020
AIC, Inc. (b)	25,150	273,383
Alchip Technologies Ltd. (b)	64,000	3,994,123
Alcor Micro Corp. (b)	186,000	831,656
Alexander Marine Co. Ltd.	24,254	223,790
ALI Corp. (a)	253,000	184,674
All Ring Tech Co. Ltd.	52,821	791,151
Amazing Microelectronic Corp.	56,178	177,517
Andes Technology Corp. (a)	9,000	106,078
Anpec Electronics Corp.	38,000	245,556
AP Memory Technology Corp. (b)	87,000	834,358
ARBOR Technology Corp. (b)	75,000	100,011
Arcadyan Technology Corp.	37,169	166,780
ASE Technology Holding Co. Ltd.	4,686,787	22,362,815
Asia Vital Components Co. Ltd. (b)	249,000	4,642,219
ASIX Electronics Corp.	81,000	291,786
ASMedia Technology, Inc. (b)	19,000	969,617
ASolid Technology Co. Ltd. (b)	59,000	118,386
ASPEED Technology, Inc.	26,200	3,564,091
Asustek Computer, Inc.	887,050	15,500,566
Auden Techno Corp.	25,435	97,652
Audix Corp.	2,118,657	4,780,058
AUO Corp. ADR (a) (b)	1,170,718	6,122,855
AURAS Technology Co. Ltd. (b)	19,000	403,457
Bank of Kaohsiung Co. Ltd.	7,106,163	2,683,350

See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Baotek Industrial Materials Ltd. (a)	117,000	$177,460
Basso Industry Corp.	4,550,905	6,758,805
BioGend Therapeutics Co. Ltd. (a)	101,000	122,235
Biostar Microtech International Corp. (a) (b)	2,683,384	2,552,252
Bizlink Holding, Inc. (b)	30,027	437,408
Bora Pharmaceuticals Co. Ltd. (b)	43,000	1,019,070
Brave C&H Supply Co. Ltd.	38,000	160,902
Brillian Network & Automation Integrated System Co. Ltd.	30,417	238,845
BRIM Biotechnology, Inc. (a)	45,953	67,304
Browave Corp.	32,000	159,259
C Sun Manufacturing Ltd. (b)	2,477,139	16,594,362
Career Technology MFG. Co. Ltd. (a)	108,903	72,094
Carnival Industrial Corp.	541,000	173,515
Catcher Technology Co. Ltd.	1,459,673	10,908,399
Cathay Financial Holding Co. Ltd.	12,917,960	27,145,003
Cenra, Inc.	2,355,500	2,940,049
Center Laboratories, Inc. (b)	2,313,895	3,513,269
Century Iron & Steel Industrial Co. Ltd. (b)	109,000	764,634
Chailease Holding Co. Ltd. (b)	2,450,778	12,661,817
Champion Microelectronic Corp.	126,000	227,741
Chang Hwa Commercial Bank Ltd.	16,822,080	9,514,962
Chang Wah Electromaterials, Inc.	74,310	143,471
Channel Well Technology Co. Ltd. (b)	102,000	214,014
Charoen Pokphand Enterprise (b)	2,073,329	6,400,842
Chenbro Micom Co. Ltd.	25,000	209,739
Cheng Loong Corp. (b)	2,336,000	1,819,550
Cheng Shin Rubber Industry Co. Ltd. (b)	485,850	795,255
Chenming Electronic Technology Corp.	110,000	469,246
Chieftek Precision Co. Ltd. (b)	37,510	115,565
China Airlines Ltd.	4,431,761	3,010,850
China Motor Corp.	112,000	261,185
China Steel Chemical Corp. (b)	2,150,757	6,898,135
China Steel Corp. (b)	17,064,298	12,482,850
Chinese Maritime Transport Ltd.	58,000	88,980
Chip Hope Co. Ltd. (a)	43,000	84,787
Chipbond Technology Corp.	66,000	138,688
CHO Pharma, Inc. (a)	58,593	104,424
Chroma ATE, Inc.	250,000	2,950,563
Chun Yuan Steel Industry Co. Ltd.	187,000	108,726
Chung Hung Steel Corp. (b)	390,000	277,898
Security Description	Shares	Value
Chung Hwa Pulp Corp. (a) (b)	4,091,589	$2,805,602
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	866,684
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (b)	457,169	622,628
Chunghwa Telecom Co. Ltd.	4,790,561	18,997,848
CMC Magnetics Corp. (b)	2,167,736	835,681
Compal Electronics, Inc.	8,420,774	8,860,752
CTBC Financial Holding Co. Ltd.	30,633,708	33,299,087
Cub Elecparts, Inc.	164	516
CyberPower Systems, Inc.	44,000	443,525
Da-Li Development Co. Ltd. (b)	3,015,345	4,706,936
Darfon Electronics Corp.	76,000	119,236
Delta Electronics, Inc.	2,413,463	29,018,143
Dimerco Express Corp.	516,389	1,427,774
Drewloong Precision, Inc. (b)	21,000	105,177
Dynamic Holding Co. Ltd. (b)	221,000	537,023
E Ink Holdings, Inc. (b)	662,000	6,129,145
E&R Engineering Corp. (b)	108,000	370,278
E.Sun Financial Holding Co. Ltd.	12,656,453	11,218,097
eChem Solutions Corp.	33,209	679,994
Eclat Textile Co. Ltd.	71,854	1,237,433
Egis Technology, Inc. (a) (b)	43,000	285,340
EirGenix, Inc. (a) (b)	131,485	368,947
Elan Microelectronics Corp.	34,400	154,899
E-Lead Electronic Co. Ltd.	101,000	279,576
Elite Material Co. Ltd. (b)	246,000	3,474,697
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,240,918
eMemory Technology, Inc.	54,000	4,487,700
Emerging Display Technologies Corp. (b)	128,000	106,375
Energenesis Biomedical Co. Ltd. (a)	73,131	128,947
Ennostar, Inc.	564,590	809,960
Episil Technologies, Inc. (a) (b)	146,978	260,549
Episil-Precision, Inc.	67,580	128,982
Eris Technology Corp.	26,642	228,987
Etron Technology, Inc. (a)	258,020	304,522
Eva Airways Corp.	2,568,110	3,043,121
Ever Fortune AI Co. Ltd.	101,000	270,640
Ever Supreme Bio Technology Co. Ltd.	49,500	290,933
Evergreen International Storage & Transport Corp.	127,000	124,606
Evergreen Marine Corp. Taiwan Ltd. (b)	1,775,400	11,276,299
Excelliance Mos Corp.	35,000	113,915
Excelsior Medical Co. Ltd.	90,118	250,023
EZconn Corp. (b)	64,100	757,537
Far Eastern New Century Corp.	9,770,236	11,855,247

See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Faraday Technology Corp.	193,184	$1,623,780
Feng TAY Enterprise Co. Ltd. (b)	171,343	844,628
FIC Global, Inc.	79,000	99,978
First Financial Holding Co. Ltd.	5,867,157	5,079,870
Fitipower Integrated Technology, Inc.	42,465	357,604
FocalTech Systems Co. Ltd. (b)	137,000	368,837
FOCI Fiber Optic Communications, Inc.	123,645	695,458
Forcecon Tech Co. Ltd.	62,732	335,995
Formosa Chemicals & Fibre Corp. (b)	7,022,224	9,641,371
Formosa Petrochemical Corp.	549,000	914,234
Formosa Plastics Corp. (b)	6,698,922	11,324,865
Fortune Electric Co. Ltd. (b)	239,700	4,764,233
Fositek Corp. (b)	77,058	2,008,843
Founding Construction & Development Co. Ltd. (b)	5,231,059	3,545,612
Foxconn Technology Co. Ltd. (b)	2,472,223	5,187,165
Froch Enterprise Co. Ltd.	117,000	71,169
Fubon Financial Holding Co. Ltd. (b)	12,122,334	34,628,126
Fwusow Industry Co. Ltd. (b)	2,597,280	1,423,943
Galaxy Software Services Corp.	65,882	260,226
General Interface Solution Holding Ltd. (a)	38,000	70,125
Genesys Logic, Inc.	64,000	299,306
Genius Electronic Optical Co. Ltd.	22,665	348,070
Giant Manufacturing Co. Ltd.	87,358	618,337
Gigabyte Technology Co. Ltd. (b)	390,000	3,185,660
Gigastorage Corp. (a)	170,894	108,542
Global Unichip Corp.	76,000	2,641,682
Globalwafers Co. Ltd.	133,000	1,912,218
Gold Circuit Electronics Ltd. (b)	241,000	1,507,844
Golden Biotechnology Corp. (a)	118,499	68,711
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	94,812
Grand Process Technology Corp. (b)	40,000	2,199,295
Grape King Bio Ltd.	73,664	334,027
Great Wall Enterprise Co. Ltd.	2,509,216	4,083,378
Group Up Industrial Co. Ltd.	18,000	170,635
Gudeng Precision Industrial Co. Ltd.	65,769	1,174,205
Handa Pharmaceuticals, Inc.	51,767	110,252
HannStar Display Corp. (a) (b)	2,460,500	730,845
HD Renewable Energy Co. Ltd.	30,745	255,508
Himax Technologies, Inc. ADR (b)	140,332	771,826
Security Description	Shares	Value
Hiwin Technologies Corp. (b)	64,488	$436,081
Hocheng Corp. (b)	4,351,348	2,667,472
Holy Stone Enterprise Co. Ltd.	59,850	172,667
Hon Hai Precision Industry Co. Ltd.	14,565,067	86,295,485
Hong TAI Electric Industrial (b)	4,661,000	5,073,909
Hotai Motor Co. Ltd.	173,721	3,892,000
Hsin Kuang Steel Co. Ltd.	63,000	120,241
HTC Corp. (a) (b)	1,941,439	2,904,812
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	315,776
Hua Nan Financial Holdings Co. Ltd.	20,974,991	17,033,709
Hung Sheng Construction Ltd. (b)	2,071,032	1,681,877
Ibase Technology, Inc. (b)	977,222	2,303,596
ICARES Medicus, Inc.	30,719	149,001
Ichia Technologies, Inc. (b)	75,000	97,760
I-Chiun Precision Industry Co. Ltd. (b)	201,865	637,875
Ingentec Corp.	33,150	239,356
Innolux Corp.	7,961,585	4,062,996
Integrated Service Technology, Inc.	38,000	197,526
International Games System Co. Ltd.	96,000	2,991,042
Inventec Corp. (b)	2,589,000	3,526,011
ITE Technology, Inc.	37,000	164,852
J&V Energy Technology Co. Ltd.	118,000	894,886
Jentech Precision Industrial Co. Ltd.	75,099	3,073,111
Ji-Haw Industrial Co. Ltd. (a)	86,000	75,955
JMicron Technology Corp. (a)	22,534	36,386
JPP Holding Co. Ltd.	22,000	87,940
Kaimei Electronic Corp.	38,640	81,806
Kaori Heat Treatment Co. Ltd.	85,000	1,105,256
KEE TAI Properties Co. Ltd.	2,382,000	1,294,627
Kenmec Mechanical Engineering Co. Ltd. (b)	166,172	477,830
Kerry TJ Logistics Co. Ltd.	2,233,373	2,805,257
KGI Financial Holding Co. Ltd.	26,922,968	14,037,223
Kindom Development Co. Ltd. (b)	2,471,900	3,796,134
King Slide Works Co. Ltd.	37,000	1,286,082
King Yuan Electronics Co. Ltd.	717,000	2,548,860
Kinsus Interconnect Technology Corp. (b)	133,000	462,294
Kuo Yang Construction Co. Ltd.	1,850,734	1,359,694
L&K Engineering Co. Ltd. (b)	181,557	1,196,171
Largan Precision Co. Ltd.	57,000	4,574,913
Leader Electronics, Inc. (a)	218,547	133,284
Leadtrend Technology Corp.	152,233	433,419
Leofoo Development Co. Ltd. (a)	1,661,000	934,252
Lin BioScience, Inc. (a)	40,307	117,814

See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Lingsen Precision Industries Ltd.	336,000	$201,728
Lite-On Technology Corp. (b)	3,086,014	9,702,760
Longchen Paper & Packaging Co. Ltd. (a)	5,074,467	2,349,105
Lotes Co. Ltd.	48,804	2,135,893
Lotus Pharmaceutical Co. Ltd.	27,000	224,385
LuxNet Corp. (b)	113,549	518,472
M3 Technology, Inc. (b)	57,000	216,138
M31 Technology Corp. (b)	30,360	789,543
Machvision, Inc. (b)	15,597	171,512
Macroblock, Inc.	30,000	78,208
Macronix International Co. Ltd.	520,221	440,552
Makalot Industrial Co. Ltd.	37,404	412,494
Materials Analysis Technology, Inc. (b)	48,000	408,766
MediaTek, Inc.	1,929,969	71,657,642
Medigen Biotechnology Corp. (a)	114,248	138,990
Medigen Vaccine Biologics Corp. (a)	161,886	231,218
Mega Financial Holding Co. Ltd.	15,513,561	19,265,415
Merida Industry Co. Ltd.	19,100	138,815
Microbio Co. Ltd. (a)	221,620	287,473
Micro-Star International Co. Ltd.	125,000	687,280
momo.com, Inc. (b)	64,356	801,234
Mosel Vitelic, Inc. (a)	759	815
Motech Industries, Inc.	130,796	108,285
MPI Corp.	91,000	2,148,010
MSSCORPS Co. Ltd. (b)	59,408	332,271
Namchow Holdings Co. Ltd.	2,398,000	4,220,644
Nan Ya Plastics Corp. (b)	8,984,128	13,058,945
Nan Ya Printed Circuit Board Corp.	95,000	427,772
Nantex Industry Co. Ltd.	64,000	76,040
Nanya Technology Corp. (a) (b)	2,037,982	3,049,261
National Petroleum Co. Ltd.	1,335,241	2,793,135
New Era Electronics Co. Ltd.	70,000	433,539
Newmax Technology Co. Ltd. (a)	75,654	65,741
Nexcom International Co. Ltd. (b)	2,061,638	3,244,263
Novatek Microelectronics Corp. (b)	562,904	9,213,792
Nuvoton Technology Corp. (b)	113,000	306,009
OBI Pharma, Inc. (a)	55,271	132,735
Oneness Biotech Co. Ltd. (a) (b)	163,659	739,521
Optimax Technology Corp.	225,000	209,739
Orient Semiconductor Electronics Ltd. (b)	348,000	442,608
Pacific Hospital Supply Co. Ltd.	74,782	210,074
Pan Jit International, Inc. (b)	136,900	251,336
Security Description	Shares	Value
Pegatron Corp.	2,400,686	$7,813,523
PharmaEssentia Corp. (a)	251,518	5,054,760
Pharmally International Holding Co. Ltd. (a) (e)	23,076	—
Pharmosa Biopharm, Inc. (a)	33,670	69,156
Phihong Technology Co. Ltd. (a)	93,402	120,565
Phison Electronics Corp.	25,000	390,249
Pihsiang Machinery Manufacturing Co. Ltd. (a) (e)	51,000	—
Polaris Group (a)	262,569	457,991
Pou Chen Corp.	8,992,674	10,272,389
Powerchip Semiconductor Manufacturing Corp. (a) (b)	2,338,519	1,596,133
Powertech Technology, Inc.	2,412,285	10,442,957
Poya International Co. Ltd.	16,321	271,789
President Chain Store Corp.	194,000	1,808,415
Princeton Technology Corp. (b)	267,000	188,144
Progate Group Corp. (b)	88,754	518,841
Promate Electronic Co. Ltd. (b)	2,402,000	6,125,208
Promos Technologies, Inc. (a) (e)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	78,871
PSS Co. Ltd.	22,495	102,358
Quanta Computer, Inc. (b)	3,155,975	26,327,632
Quanta Storage, Inc.	48,000	158,501
Quintain Steel Co. Ltd. (a)	144,436	59,789
Radiant Opto-Electronics Corp.	51,000	313,447
RDC Semiconductor Co. Ltd. (a)	43,260	313,037
Realtek Semiconductor Corp. (b)	287,000	4,271,468
Ruby Tech Corp. (b)	106,090	178,010
Ruentex Development Co. Ltd.	417,150	645,237
Sampo Corp.	4,419,479	3,959,118
Sanyang Motor Co. Ltd. (b)	365,000	841,957
Scientech Corp.	51,000	684,104
SciVision Biotech, Inc.	107,000	446,305
SDI Corp.	83,000	384,229
Sea Sonic Electronics Co. Ltd. (a)	39,000	98,466
Senhwa Biosciences, Inc. (a)	54,000	92,825
Sensortek Technology Corp.	13,000	118,512
Sesoda Corp. (b)	1,817,174	2,374,359
Shanghai Commercial & Savings Bank Ltd. (b)	2,840,068	3,464,099
ShenMao Technology, Inc. (b)	116,000	261,350
Shieh Yih Machinery Industry Co. Ltd.	184,000	232,860
Shih Wei Navigation Co. Ltd. (a) (b)	2,013,265	1,208,729
Shihlin Electric & Engineering Corp.	164,000	1,145,277

See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shin Kong Financial Holding Co. Ltd. (a) (b)	13,587,408	$5,173,661
Shinfox Energy Co. Ltd. (b)	99,000	425,450
Shiny Brands Group Co. Ltd.	31,625	197,366
Silicon Integrated Systems Corp. (b)	157,300	352,908
Silicon Motion Technology Corp. ADR	33,803	2,053,194
Sinbon Electronics Co. Ltd.	131,710	1,250,655
Sincere Navigation Corp.	176,000	166,287
Sino-American Silicon Products, Inc. (b)	191,000	1,068,270
Sinon Corp.	2,767,000	3,755,317
SinoPac Financial Holdings Co. Ltd.	27,104,060	20,769,231
Sinphar Pharmaceutical Co. Ltd.	2,070,868	2,143,078
Sitronix Technology Corp.	46,000	332,138
Softstar Entertainment, Inc. (a) (b)	59,295	118,603
Solar Applied Materials Technology Corp. (b)	2,378,736	4,900,813
Stark Technology, Inc. (b)	2,153,747	8,473,022
SunMax Biotechnology Co. Ltd.	20,000	166,527
Sunonwealth Electric Machine Industry Co. Ltd.	181,000	528,475
Sunplus Innovation Technology, Inc.	79,000	445,594
Sunplus Technology Co. Ltd. (a)	132,000	132,015
Supreme Electronics Co. Ltd.	4,526,520	9,425,929
T3EX Global Holdings Corp.	36,000	101,130
TA Chen Stainless Pipe (b)	2,381,874	2,607,932
Ta Ya Electric Wire & Cable (b)	3,761,417	6,026,064
TA-I Technology Co. Ltd.	60,000	100,295
TaiMed Biologics, Inc. (a)	138,219	348,097
Taimide Tech, Inc.	61,950	92,103
Tainan Enterprises Co. Ltd. (b)	2,055,589	2,396,829
Tainergy Tech Co. Ltd. (a)	245,000	145,932
Taishin Financial Holding Co. Ltd.	25,647,020	14,911,765
TaiSol Electronics Co. Ltd.	50,000	109,491
Taisun Enterprise Co. Ltd. (a) (b)	4,437,284	2,895,420
Taiwan Cogeneration Corp. (b)	2,739,728	3,921,751
Taiwan Cooperative Financial Holding Co. Ltd.	5,757,749	4,712,234
Taiwan FU Hsing Industrial Co. Ltd.	2,316,000	4,171,457
Taiwan Glass Industry Corp. (a)	314,000	185,543
Taiwan Land Development Corp. (a) (e)	3,962,750	—
Taiwan Mask Corp.	65,000	119,745
Taiwan Mobile Co. Ltd.	499,000	1,813,313
Taiwan Navigation Co. Ltd.	190,000	195,725
Taiwan Paiho Ltd.	2,239,433	5,165,772
Security Description	Shares	Value
Taiwan Puritic Corp.	24,671	$155,137
Taiwan Sakura Corp.	2,426,726	6,725,037
Taiwan Semiconductor Co. Ltd.	82,000	166,091
Taiwan Semiconductor Manufacturing Co. Ltd.	25,335,912	766,165,857
Taiwan Surface Mounting Technology Corp.	62,000	215,506
Taiwan Taxi Co. Ltd.	45,000	164,236
Taiwan TEA Corp. (a) (b)	4,743,913	3,387,813
Taiwan Union Technology Corp.	260,612	1,404,084
Taiyen Biotech Co. Ltd.	2,392,500	2,642,247
Tatung Co. Ltd. (a)	847,000	1,315,471
TCC Group Holdings Co. Ltd. (b)	10,211,662	10,906,551
TCI Co. Ltd.	28,724	124,348
Teco Electric & Machinery Co. Ltd.	135,000	208,175
Thunder Tiger Corp. (a) (b)	268,000	508,113
Tong Hsing Electronic Industries Ltd.	14,040	62,111
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp.	856,079	5,315,581
TrueLight Corp. (a)	322,100	414,247
Tul Corp. (a)	48,000	104,656
Tung Thih Electronic Co. Ltd.	25,300	69,393
UDE Corp. (b)	86,000	246,751
Ultra Chip, Inc. (b)	77,000	229,444
U-Ming Marine Transport Corp.	259,000	456,676
Unimicron Technology Corp.	1,836,000	8,354,289
Uni-President Enterprises Corp.	5,030,993	13,862,594
United Alloy-Tech Co. (a)	166,000	181,755
United Microelectronics Corp. ADR (b)	3,150,146	26,524,229
United Orthopedic Corp.	68,000	203,270
United Renewable Energy Co. Ltd. (a)	120,544	47,994
Unity Opto Technology Co. Ltd. (a) (e)	12,759	—
UPI Semiconductor Corp.	18,156	142,281
Vactronics Technologies, Inc.	47,619	96,904
Vanguard International Semiconductor Corp. (b)	524,000	1,713,744
Ve Wong Corp.	1,825,340	2,889,720
Via Technologies, Inc. (b)	169,000	699,572
Visco Vision, Inc.	32,000	252,287
VisEra Technologies Co. Ltd.	14,474	132,636
Visual Photonics Epitaxy Co. Ltd. (b)	310,151	1,626,880
Vizionfocus, Inc.	22,070	163,190
Voltronic Power Technology Corp.	45,000	2,879,465
Wafer Works Corp.	226,106	226,845

See accompanying notes to financial statements.
79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Waffer Technology Corp. (b)	93,000	$214,820
Walsin Lihwa Corp. (b)	2,192,327	2,424,642
Walsin Technology Corp.	100,000	341,270
Wan Hai Lines Ltd. (b)	913,450	2,828,689
Ways Technical Corp. Ltd. (a)	102,000	80,416
Wei Chuan Foods Corp.	2,326,000	1,345,040
Wei Mon Industry Co. Ltd. (a) (e)	240,450	—
Weikeng Industrial Co. Ltd. (b)	2,473,199	2,700,110
Weltrend Semiconductor	54,000	108,012
Win Semiconductors Corp. (a)	161,000	694,437
Winbond Electronics Corp. (a) (b)	2,582,942	1,742,556
WinWay Technology Co. Ltd.	21,025	813,854
Wisdom Marine Lines Co. Ltd.	279,000	672,672
Wistron Corp. (b)	3,774,476	12,046,263
Wiwynn Corp.	84,733	4,591,885
XinTec, Inc.	174,000	1,129,888
Yageo Corp.	230,237	4,532,497
Yang Ming Marine Transport Corp.	2,196,000	4,788,018
Yao Sheng Electronic Co. Ltd. (b)	92,000	402,635
Yieh Phui Enterprise Co. Ltd.	1,904,085	953,652
Young Optics, Inc. (a)	43,000	74,188
Yuanta Financial Holding Co. Ltd.	7,492,056	7,504,722
Yulon Finance Corp.	17,257	82,341
Yulon Motor Co. Ltd.	341,000	646,517
Zeng Hsing Industrial Co. Ltd.	75,579	275,840
Zenitron Corp. (b)	4,818,000	4,757,635
Zhen Ding Technology Holding Ltd.	39,000	139,873
ZillTek Technology Corp.	24,000	254,815
		1,951,986,761
THAILAND — 1.9%
Advanced Info Service PCL	2,328,242	18,812,615
Airports of Thailand PCL	6,381,100	12,691,800
All Energy & Utilities PCL (a)	45,000	392
Asset World Corp. PCL	784,900	92,205
B Grimm Power PCL	441,100	329,000
Bangkok Commercial Asset Management PCL	256,486	76,920
Bangkok Dusit Medical Services PCL Class F	1,920,300	1,790,350
Bangkok Expressway & Metro PCL (b)	39,881,943	10,101,401
Bangkok Land PCL	26,064,700	518,418
Banpu PCL (b)	14,097,017	3,088,617
BEC World PCL (b)	862,600	115,272
Berli Jucker PCL (b)	184,200	141,395
BTS Group Holdings PCL (a)	1,204,500	168,448
Bumrungrad Hospital PCL	242,300	2,025,599
Central Pattana PCL	1,926,400	4,011,151
Central Plaza Hotel PCL (b)	1,443,500	1,828,067
Central Retail Corp. PCL	1,908,300	1,838,468
Security Description	Shares	Value
CH Karnchang PCL	239,148	$150,873
Charoen Pokphand Foods PCL	646,200	481,977
CP ALL PCL	6,555,386	13,344,038
CPN Retail Growth Leasehold REIT	468,000	186,167
Delta Electronics Thailand PCL	5,018,700	16,688,708
Ditto Thailand PCL	280,960	163,280
Electricity Generating PCL (b)	1,237,073	4,747,992
Energy Absolute PCL (b)	2,697,100	750,184
Forth Corp. PCL (b)	469,600	201,398
Global Power Synergy PCL (b)	297,300	443,490
Gulf Energy Development PCL (b)	4,598,920	8,146,638
Hana Microelectronics PCL (b)	232,100	293,934
Indorama Ventures PCL	1,165,100	894,351
IRPC PCL	30,219,958	1,643,537
Jasmine International PCL	9,526,867	882,296
Jasmine Technology Solution PCL (a)	3,700	8,394
Kasikornbank PCL	2,164,800	10,091,524
KCE Electronics PCL	43,900	52,867
Krung Thai Bank PCL	1,682,700	1,077,263
Land & Houses PCL	2,637,200	524,531
Lotus's Retail Growth Freehold & Leasehold Property Fund REIT	3,138,466	1,326,490
Minor International PCL	1,249,918	1,097,356
Muangthai Capital PCL	450,100	692,408
Precious Shipping PCL	694,900	205,161
Pruksa Holding PCL	964,100	271,155
PSG Corp. PCL (a)	15,773,700	299,027
PTT Exploration & Production PCL	2,770,351	11,278,564
PTT Global Chemical PCL	971,700	905,944
PTT PCL	13,744,099	14,522,550
Quality Houses PCL	8,921,983	535,139
Regional Container Lines PCL	201,400	168,994
Sansiri PCL	9,280,333	550,864
SCB X PCL	1,651,662	5,594,939
Siam Cement PCL	963,427	7,215,785
Singer Thailand PCL (a) (b)	235,500	78,311
Sri Trang Agro-Industry PCL (b)	705,900	548,442
Sri Trang Gloves Thailand PCL	1,859,900	710,955
Srisawad Corp. PCL	542,570	729,272
Thai Airways International PCL (a) (e)	1,250,900	64,532
Thai Beverage PCL	11,208,300	4,677,411
Thai Oil PCL	3,246,742	5,171,176
Thaicom PCL (b)	1,446,400	615,824
Tisco Financial Group PCL (b)	2,856,980	8,568,054
TMBThanachart Bank PCL	141,593,849	8,668,787
True Corp. PCL (a) (b)	11,019,965	3,835,712
		196,736,412

See accompanying notes to financial statements.
80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
TURKEY — 1.0%
AG Anadolu Grubu Holding AS	69,159	$630,654
Akbank TAS	4,231,379	7,624,274
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,214,389	192,747
Akfen Yenilenebilir Enerji AS Class A (a)	434,432	239,916
AKIS Gayrimenkul Yatirimi AS REIT	781,995	442,610
Anadolu Efes Biracilik Ve Malt Sanayii AS	611,252	3,509,752
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	62,380	125,719
Aselsan Elektronik Sanayi Ve Ticaret AS	891,662	1,545,341
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	180,087	410,614
Bera Holding AS (a)	1,119,572	489,259
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)	484,190	80,870
BIM Birlesik Magazalar AS	474,425	6,886,585
Biotrend Cevre VE Enerji Yatirimlari AS (a)	393,120	181,225
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	38,333	531,200
Borusan Yatirim ve Pazarlama AS	4,730	273,114
Can2 Termik AS (a)	1,721,052	80,547
Cimsa Cimento Sanayi VE Ticaret AS	113,571	116,537
Coca-Cola Icecek AS	185,584	309,422
CW Enerji Muhendislik Ticaret VE Sanayi AS	33,647	171,841
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	544,490	1,230,547
Dogan Sirketler Grubu Holding AS	5,238,308	2,316,747
EGE Endustri VE Ticaret AS	657	207,551
Enka Insaat ve Sanayi AS	623,179	825,747
Eregli Demir ve Celik Fabrikalari TAS	2,735,482	4,280,786
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	86,884	215,004
Ford Otomotiv Sanayi AS	159,348	4,278,831
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	112,979	136,485
Global Yatirim Holding AS	267,881	140,651
Gubre Fabrikalari TAS (a)	62,326	372,819
Haci Omer Sabanci Holding AS	2,002,670	5,702,709
Hektas Ticaret TAS (a)	594,848	77,777
Investco Holding AS (a)	9,688	90,965
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	599,327	308,541
Security Description	Shares	Value
Is Yatirim Menkul Degerler AS Class A	478,793	$491,576
Izmir Demir Celik Sanayi AS (a)	791,622	131,060
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	108,095	84,611
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	263,140	207,050
Kiler Holding AS (a)	118,996	104,073
Kimteks Poliuretan Sanayi VE Ticaret AS	149,140	83,803
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	143,547	128,485
KOC Holding AS	1,738,105	9,568,227
Kontrolmatik Enerji Ve Muhendislik AS	258,338	333,244
Koza Altin Isletmeleri AS (a)	513,286	348,624
Koza Polyester Sanayi VE Ticaret AS (a)	108,146	110,654
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	74,681	145,267
Logo Yazilim Sanayi Ve Ticaret AS	78,832	209,951
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	385,522	248,540
MIA Teknoloji AS (a)	312,465	393,926
Migros Ticaret AS	31,333	412,430
MLP Saglik Hizmetleri AS (a) (c)	131,298	1,255,861
Nuh Cimento Sanayi AS	35,405	270,556
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,081,753	205,357
Otokar Otomotiv Ve Savunma Sanayi AS	23,187	298,763
Oyak Cimento Fabrikalari AS (a)	272,865	530,769
Oyak Yatirim Menkul Degerler AS (a)	210,512	238,792
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,058,044	354,979
Parsan Makina Parcalari Sanayii AS (a)	59,201	152,387
Pasifik Gayrimenkul Yatirim Ortakligi REIT	7,041,912	306,911
Pegasus Hava Tasimaciligi AS (a)	166,764	1,167,296
Politeknik Metal Sanayi ve Ticaret AS (a)	901	175,985
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,983,734	1,061,279
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	923,972	334,592
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	380,596	267,630
Sasa Polyester Sanayi AS (a)	6,585,092	828,259
SDT Uzay VE Savunma Teknolojileri AS	19,801	133,967

See accompanying notes to financial statements.
81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Selcuk Ecza Deposu Ticaret ve Sanayi AS	163,959	$328,280
Servet Gayrimenkul Yatirim Ortakligi AS REIT (a)	35,606	374,159
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	6,640	1,532
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	170,693	191,727
Sok Marketler Ticaret AS	92,381	130,354
Tofas Turk Otomobil Fabrikasi AS	46,755	294,721
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	365,865	542,581
Tukas Gida Sanayi ve Ticaret AS (a)	229,144	48,125
Turk Hava Yollari AO (a)	986,047	8,220,123
Turk Telekomunikasyon AS (a)	629	916
Turk Traktor ve Ziraat Makineleri AS	14,861	306,894
Turkcell Iletisim Hizmetleri AS	1,726,081	4,806,555
Turkiye Garanti Bankasi AS	887,147	3,176,236
Turkiye Halk Bankasi AS (a)	382,574	188,673
Turkiye Is Bankasi AS Class C	11,644,171	4,788,833
Turkiye Petrol Rafinerileri AS	1,307,821	5,937,120
Turkiye Sigorta AS	1,227,376	445,538
Turkiye Sinai Kalkinma Bankasi AS (a)	843,479	289,653
Turkiye Sise ve Cam Fabrikalari AS	100,871	127,168
Turkiye Vakiflar Bankasi TAO Class D (a)	652,829	436,909
Ulker Biskuvi Sanayi AS (a)	748,090	3,063,499
Yapi ve Kredi Bankasi AS	4,650,427	4,205,989
Yeni Gimat Gayrimenkul Ortakligi AS REIT	135,408	231,507
YEO Teknoloji Enerji VE Endustri AS (a)	48,380	228,546
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	1,844,535	530,906
Zorlu Enerji Elektrik Uretim AS (a)	621,535	76,903
		103,585,738
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	4,336,834	9,941,776
Abu Dhabi Islamic Bank PJSC	1,068,532	3,700,443
Abu Dhabi National Energy Co. PJSC	808,591	704,463
Abu Dhabi National Oil Co. for Distribution PJSC	2,914,632	2,864,640
Abu Dhabi Ports Co. PJSC (a)	672,833	936,068
ADNOC Drilling Co. PJSC	2,139,669	2,755,414
Adnoc Gas PLC	1,540,737	1,333,935
Agthia Group PJSC	100,160	212,700
Air Arabia PJSC	7,812,941	5,828,331
Ajman Bank PJSC (a)	3,949,174	1,903,087
Security Description	Shares	Value
AL Seer Marine Supplies & Equipment Co. LLC (a)	522,532	$566,207
Al Waha Capital PJSC	1,498,437	620,099
Aldar Properties PJSC	6,554,402	13,419,304
Amanat Holdings PJSC	739,644	239,634
Americana Restaurants International PLC - Foreign Co.	1,299,084	937,264
Amlak Finance PJSC (a)	751,784	154,737
Apex Investment Co. PSC (a)	1,220,073	1,318,728
Arabtec Holding PJSC (a) (e)	504,845	—
Burjeel Holdings PLC	506,814	335,300
Dana Gas PJSC (a)	3,724,729	649,013
Deyaar Development PJSC	3,757,385	699,714
Dubai Electricity & Water Authority PJSC	9,317,220	6,468,530
Dubai Financial Market PJSC	3,180,803	1,134,455
Dubai Investments PJSC	2,698,249	1,535,350
Dubai Islamic Bank PJSC	2,993,549	5,134,593
Emaar Properties PJSC	6,295,509	14,946,049
Emirates NBD Bank PJSC	2,261,285	12,497,709
Emirates Telecommunications Group Co. PJSC	3,658,542	18,427,179
EMSTEEL Building Materials PJSC (a)	454,864	158,515
Eshraq Investments PJSC (a)	4,734,082	371,199
Fertiglobe PLC	1,250,238	888,408
First Abu Dhabi Bank PJSC	5,147,035	19,254,087
Ghitha Holding PJSC (a)	61,073	470,892
Gulf General Investment Co. (a) (e)	638,957	—
Gulf Navigation Holding PJSC (a)	478,926	795,385
Invest bank PSC (a) (e)	76,929	4,712
Modon Holding PSC (a)	2,359,702	2,434,868
Multiply Group PJSC (a)	3,786,237	2,432,758
National Central Cooling Co. PJSC	3,714,735	3,054,315
NMDC Group PJSC	248,822	1,742,364
Orascom Construction PLC	32,973	173,057
RAK Properties PJSC	6,316,279	2,046,385
Ras Al Khaimah Ceramics	349,940	228,657
Shuaa Capital PSC (a)	7,776,841	402,287
Space42 PLC (a)	530,565	343,791
Union Properties PJSC (a)	2,682,757	257,831
Yalla Group Ltd. ADR (a)	79,337	360,190
		144,684,423
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (a) (b)	9,520	446,298
Bit Digital, Inc. (a)	38,764	136,062
CBAK Energy Technology, Inc. (a) (b)	198,560	248,200
HUUUGE, Inc. (a) (c)	68,133	322,168
JBS SA	920,716	5,347,653
JS Global Lifestyle Co. Ltd. (a) (c)	1,063,500	234,127

See accompanying notes to financial statements.
82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Legend Biotech Corp. ADR (a) (b)	70,946	$3,457,198
Parade Technologies Ltd.	50,000	1,202,345
Seanergy Maritime Holdings Corp.	14,931	185,443
Titan Cement International SA	57,792	2,302,606
		13,882,100
TOTAL COMMON STOCKS (Cost $8,293,925,411)		10,112,043,945

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Diagnosticos da America SA (expiring 10/14/24) (a)	96,806	356
THAILAND — 0.0%
BTS Group Holdings PCL (expiring 10/24/24) (a)	266,111	—
TURKEY — 0.0% (f)
Hektas Ticaret TAS (expiring 10/02/24) (a)	594,848	140,799
TOTAL RIGHTS (Cost $337,058)		141,155
WARRANTS — 0.0% (f)
BRAZIL — 0.0% (f)
Infracommerce CXAAS SA (expiring 12/18/24) 1.00% (a)	46,955	173
GREECE — 0.0% (f)
Diana Shipping, Inc. (expiring 12/14/26) 4.00% (a)	13,092	5,891
MALAYSIA — 0.0% (f)
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	642
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	23,695
GDEX Bhd. (expiring 01/04/28) (a)	160,612	1,753
Hong Seng Consolidated Bhd. (expiring 10/03/24) (a)	508,266	616
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	3,913
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	925
VS Industry Bhd. (expiring 09/05/26) (a)	847,330	38,015
		69,559
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	188
Security Description	Shares	Value
VGI PCL (expiring 05/23/27) (a)	70,080	$196
		384
TOTAL WARRANTS (Cost $7,872)		76,007
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	70,193,807	70,193,807
State Street Navigator Securities Lending Portfolio II (i) (j)	197,452,962	197,452,962
TOTAL SHORT-TERM INVESTMENTS (Cost $267,646,769)		267,646,769
TOTAL INVESTMENTS — 102.5% (Cost $8,561,917,110)		10,379,907,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(250,791,063)
NET ASSETS — 100.0%		$10,129,116,813
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $307,387, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	2,475	12/20/2024	$135,878,728	$145,121,625	$9,242,897

During the year ended September 30, 2024, the average notional value related to futures contracts was $85,459,654.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,913,036,121	$198,700,437	$307,387	$10,112,043,945
Rights	356	140,799	—	141,155
Warrants	75,391	616	—	76,007
Short-Term Investments	267,646,769	—	—	267,646,769
TOTAL INVESTMENTS	$10,180,758,637	$198,841,852	$307,387	$10,379,907,876
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$9,242,897	$—	$—	$9,242,897
TOTAL OTHER FINANCIAL INSTRUMENTS:	$9,242,897	$—	$—	$9,242,897
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	21.8%
Information Technology	18.9
Consumer Discretionary	13.7
Industrials	8.5
Communication Services	8.5
Materials	7.6
Consumer Staples	5.7
Energy	4.9
Health Care	4.4
Utilities	3.5
Real Estate	2.3
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,836,738	$65,836,738	$602,194,018	$597,836,949	$—	$—	70,193,807	$70,193,807	$3,461,759
State Street Navigator Securities Lending Portfolio II	157,993,212	157,993,212	1,316,181,897	1,276,722,147	—	—	197,452,962	197,452,962	1,127,167
Total		$223,829,950	$1,918,375,915	$1,874,559,096	$—	$—		$267,646,769	$4,588,926
See accompanying notes to financial statements.
84

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.0%
Glencore PLC (a)	342,141	$1,962,846
Rio Tinto PLC	37,133	2,639,343
		4,602,189
AUSTRIA — 0.6%
Addiko Bank AG	403	7,871
Agrana Beteiligungs AG	406	4,962
AMAG Austria Metall AG (b)	109	2,871
ams-OSRAM AG (a)	3,391	47,477
ANDRITZ AG	2,467	175,247
AT&S Austria Technologie & Systemtechnik AG (a)	839	18,915
BAWAG Group AG (b)	2,783	216,020
CA Immobilien Anlagen AG	1,570	47,064
DO & Co. AG (a)	285	43,131
Erste Group Bank AG	10,846	596,155
EVN AG	1,368	43,284
FACC AG (a)	598	4,298
Flughafen Wien AG	129	7,342
Immofinanz AG (a)	1,046	20,966
Kontron AG	1,631	29,234
Lenzing AG (a)	619	24,594
Mayr Melnhof Karton AG	298	29,533
Mondi PLC	13,439	256,155
Oesterreichische Post AG	1,113	37,265
OMV AG	4,997	213,930
Palfinger AG	427	10,818
PIERER Mobility AG	302	8,252
Porr AG	822	12,458
Raiffeisen Bank International AG	4,563	90,953
Rosenbauer International AG (a)	101	3,956
S IMMO AG (a)	234	5,772
Schoeller-Bleckmann Oilfield Equipment AG	388	12,493
Semperit AG Holding	336	4,320
Strabag SE	1,460	61,104
Telekom Austria AG	2,890	28,383
UBM Development AG (a)	101	2,333
UNIQA Insurance Group AG	3,930	32,457
Verbund AG	2,263	188,159
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,319	43,941
voestalpine AG	3,837	100,120
Wienerberger AG	3,939	130,565
Zumtobel Group AG	940	5,686
		2,568,084
BELGIUM — 1.5%
Ackermans & van Haaren NV	752	160,049
Aedifica SA REIT	1,631	114,496
Ageas SA	6,086	325,486
AGFA-Gevaert NV (a)	3,840	4,586
Anheuser-Busch InBev SA	33,194	2,199,802
Ascencio REIT	130	7,058
Atenor (a)	110	621
Security Description	Shares	Value
Azelis Group NV	5,451	$119,786
Banque Nationale de Belgique	4	1,879
Barco NV	2,397	31,915
Bekaert SA	1,217	50,146
Biocartis Group NV (a) (b) (c)	1,354	—
bpost SA (d)	3,308	9,470
Care Property Invest NV REIT (d)	1,632	26,155
Cie d'Entreprises CFE	220	1,652
Cie du Bois Sauvage SA	26	7,428
Cofinimmo SA REIT	1,241	91,411
Colruyt Group NV	1,457	68,003
Deceuninck NV	2,401	7,047
Deme Group NV	212	34,544
D'ieteren Group	752	159,377
Econocom Group SA NV	3,022	6,745
Elia Group SA	1,164	133,416
Euronav NV	1,022	16,778
EVS Broadcast Equipment SA (d)	391	12,393
Exmar NV	1,268	12,482
Fagron	2,399	49,800
Financiere de Tubize SA (d)	729	106,744
Floridienne SA	8	5,580
Fluxys Belgium SA	205	3,535
Galapagos NV (a)	1,462	42,228
Gimv NV	638	29,870
Greenyard NV	596	4,230
Groupe Bruxelles Lambert NV	2,913	227,411
Home Invest Belgium SA REIT	234	4,863
Immobel SA	124	3,038
Ion Beam Applications	742	10,964
KBC Ancora	1,375	74,427
KBC Group NV	7,790	620,928
Kinepolis Group NV (d)	503	22,455
Lotus Bakeries NV	14	188,121
Melexis NV (d)	709	58,673
Montea NV REIT (d)	641	53,440
Nextensa SA REIT	101	4,898
Nyxoah SA (a)	390	3,656
Ontex Group NV (a) (d)	2,251	22,459
Orange Belgium SA (a)	419	6,930
Proximus SADP	5,294	41,359
Recticel SA (d)	1,355	19,992
Retail Estates NV REIT	509	37,209
Shurgard Self Storage Ltd. REIT	1,038	48,771
Sipef NV	205	12,904
Sofina SA	543	153,686
Solvay SA (d)	2,480	97,427
Syensqo SA	2,567	228,075
Tessenderlo Group SA (d)	707	20,160
TINC Comm VA	747	9,871
UCB SA	4,324	781,780
Umicore SA	6,645	86,472
Unifiedpost Group SA (a)	839	3,277
Van de Velde NV	195	6,551
VGP NV	492	50,517
Warehouses De Pauw CVA REIT	6,285	167,924

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wereldhave Belgium Comm VA REIT	92	$5,093
X-Fab Silicon Foundries SE (a) (b) (d)	1,682	9,517
Xior Student Housing NV REIT	1,036	39,138
		6,966,698
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	5,394	37,623
Himalaya Shipping Ltd. (a)	539	4,631
Northern Ocean Ltd. (a)	3,732	2,481
		44,735
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC (a)	8,496	20,741
BRAZIL — 0.0% (e)
Yara International ASA	5,728	181,695
CANADA — 0.0% (e)
International Petroleum Corp. (a)	3,496	41,456
CHILE — 0.1%
Antofagasta PLC	13,469	363,681
CHINA — 0.5%
Prosus NV	50,461	2,211,006
TI Fluid Systems PLC (b)	12,747	28,144
		2,239,150
CYPRUS — 0.0% (e)
ASBISc Enterprises PLC	1,268	6,677
DENMARK — 4.9%
ALK-Abello AS (a)	4,461	114,739
Alm Brand AS	29,663	59,553
Ambu AS Class B (a)	5,992	117,651
AP Moller - Maersk AS Class A	96	155,940
AP Moller - Maersk AS Class B	172	289,950
Asetek AS (a)	1,777	408
Atlantic Sapphire ASA (a)	603	11
Bang & Olufsen AS (a)	3,000	4,069
Bavarian Nordic AS (a)	2,665	92,364
Better Collective AS (a)	1,118	24,871
Cadeler AS (a)	7,670	53,888
Carlsberg AS Class B	3,202	382,351
cBrain AS	436	13,316
Cementir Holding NV	1,546	16,892
Chemometec AS	543	33,152
Coloplast AS Class B	5,286	692,455
D/S Norden AS	752	31,343
Danske Bank AS	23,307	703,101
Demant AS (a)	3,289	128,812
Dfds AS	1,150	29,561
DSV AS	5,999	1,241,652
FLSmidth & Co. AS	1,768	100,424
Genmab AS (a)	2,289	555,158
GN Store Nord AS (a)	4,772	106,985
H Lundbeck AS	9,646	62,530
H&H International AS Class B (a)	544	7,452
ISS AS	5,372	107,689
Security Description	Shares	Value
Jeudan AS	302	$10,535
Jyske Bank AS	1,580	123,358
Matas AS	1,227	22,889
Napatech AS (a)	1,053	3,349
Netcompany Group AS (a) (b)	1,579	72,762
Nilfisk Holding AS (a)	336	7,354
NKT AS (a)	1,870	177,075
Novo Nordisk AS Class B	111,316	13,112,273
Novonesis (Novozymes) B Class B	12,236	883,330
NTG Nordic Transport Group AS Class A (a)	539	23,240
Orsted AS (a) (b)	6,536	435,636
Pandora AS	2,872	474,044
Per Aarsleff Holding AS	631	38,165
Ringkjoebing Landbobank AS	917	144,974
Rockwool AS Class A	198	92,338
Rockwool AS Class B	315	148,269
Royal Unibrew AS (a)	1,475	124,214
Scandinavian Tobacco Group AS Class A (b)	1,777	27,349
Schouw & Co. AS	423	36,857
Solar AS Class B	184	9,697
SP Group AS	296	14,912
Spar Nord Bank AS	2,459	47,048
Sparekassen Sjaelland-Fyn AS	598	18,667
Svitzer Group AS (a)	428	17,941
Sydbank AS	1,936	95,648
Topdanmark AS	132	7,209
Trifork Group AG	432	6,338
Tryg AS	10,769	256,025
UIE PLC	441	18,156
Vestas Wind Systems AS (a)	34,717	768,457
Zealand Pharma AS (a)	2,235	272,035
		22,616,461
EGYPT — 0.0% (e)
Centamin PLC	38,864	76,631
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P	1,745	100,648
FINLAND — 1.9%
Afarak Group SE (a)	5,179	1,578
Aktia Bank OYJ	2,152	22,336
Alandsbanken Abp Class A	88	3,428
Alandsbanken Abp Class B	223	8,462
Alisa Pankki OYJ (a)	199	4,286
Alma Media OYJ	1,423	17,946
Anora Group OYJ	1,465	7,071
Aspo OYJ	854	5,776
Atria OYJ	308	3,541
Bittium OYJ	1,166	8,641
CapMan OYJ Class B	5,174	10,567
Cargotec OYJ Class B	1,429	83,697
Citycon OYJ (d)	2,562	11,900
Digia OYJ	491	3,080
Elisa OYJ	5,266	279,868

See accompanying notes to financial statements.
86

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Enento Group OYJ (b)	715	$15,449
eQ OYJ	615	9,644
Etteplan OYJ	336	4,256
Evli OYJ Class B	121	2,606
Finnair OYJ (a)	2,896	8,250
Fiskars OYJ Abp	1,669	28,983
Fortum OYJ (d)	15,227	251,428
F-Secure OYJ (d)	3,805	9,173
Gofore OYJ	234	5,654
Harvia OYJ	713	37,440
HKFoods OYJ (a)	1,861	1,471
Huhtamaki OYJ (d)	3,339	129,980
Incap OYJ (a) (d)	545	6,533
Kalmar OYJ Class B (a)	1,371	44,580
Kamux Corp. (d)	911	4,057
Kemira OYJ	4,023	100,663
Kempower OYJ (a)	815	10,478
Kesko OYJ Class A	3,237	68,785
Kesko OYJ Class B	9,399	201,036
Kojamo OYJ (a)	6,093	69,973
Kone OYJ Class B	13,751	824,124
Konecranes OYJ	2,480	186,550
Lassila & Tikanoja OYJ	1,234	12,243
Lindex Group OYJ (a)	4,165	13,736
Mandatum OYJ	16,157	80,152
Marimekko OYJ	1,351	19,692
Metsa Board OYJ Class B (d)	5,824	40,884
Metso OYJ (d)	24,587	263,427
Musti Group OYJ (d)	176	5,038
Neste OYJ (d)	14,994	291,675
Nokia OYJ	181,674	795,620
Nokian Renkaat OYJ (d)	4,160	41,135
Nordea Bank Abp (f)	87,060	1,027,206
Nordea Bank Abp (f)	33,543	396,444
Olvi OYJ Class A	533	17,548
Oma Saastopankki OYJ	298	4,756
Optomed OYJ (a)	403	2,150
Oriola OYJ Class B	3,805	3,928
Orion OYJ Class A	950	52,005
Orion OYJ Class B	3,652	200,612
Orthex OYJ	308	2,207
Outokumpu OYJ (d)	13,467	54,588
Pihlajalinna OYJ	607	6,666
Ponsse OYJ	388	9,353
Puuilo OYJ	2,997	32,294
QT Group OYJ (a) (d)	708	73,643
Raisio OYJ Class V	4,234	10,727
Rapala VMC OYJ (a)	715	1,971
Relais Group OYJ	330	5,524
Remedy Entertainment OYJ (a)	325	6,144
Revenio Group OYJ	803	31,295
Sampo OYJ Class A (f)	16,082	752,035
Sampo OYJ Class A (a) (f)	1,880	87,702
Sanoma OYJ	2,772	20,913
Scanfil OYJ	745	6,028
Sitowise Group PLC (a)	959	2,997
Security Description	Shares	Value
Stora Enso OYJ Class A	1,118	$14,474
Stora Enso OYJ Class R (d)	20,991	269,411
Suominen OYJ	1,013	2,917
Taaleri PLC	544	4,997
Talenom OYJ (d)	922	5,166
Tecnotree OYJ	280	1,109
Terveystalo OYJ (b)	3,229	35,100
TietoEVRY OYJ (d)	3,642	75,399
Tokmanni Group Corp. (d)	1,645	20,323
United Bankers OYJ	131	2,953
UPM-Kymmene OYJ	18,327	615,047
Vaisala OYJ Class A	917	50,352
Valmet OYJ (d)	5,204	167,036
Verkkokauppa.com OYJ (a)	816	1,539
Viking Line Abp	323	7,642
Wartsila OYJ Abp	17,091	383,396
WithSecure OYJ (a)	3,324	3,903
YIT OYJ (d)	5,793	17,715
		8,544,107
FRANCE — 13.8%
AB Science SA (a)	707	786
Abivax SA (a)	1,010	11,452
Accor SA	7,109	309,426
Aeroports de Paris SA	752	96,768
Air France-KLM (a) (d)	4,781	48,119
Air Liquide SA	20,074	3,881,647
Airbus SE	20,359	2,981,537
Alstom SA (a)	12,170	253,107
Altarea SCA REIT	202	24,258
Alten SA	1,046	116,856
Amundi SA (b)	2,184	163,431
Antin Infrastructure Partners SA (d)	955	12,747
ARGAN SA REIT	330	27,143
Arkema SA	2,073	197,810
Aubay	308	15,142
AXA SA	64,078	2,469,388
Ayvens SA (b)	7,690	54,370
Beneteau SACA	1,159	12,573
BioMerieux	1,729	207,630
BNP Paribas SA	36,932	2,536,966
Bollore SE	24,420	163,115
Bonduelle SCA	430	3,455
Bouygues SA	9,397	315,255
Bureau Veritas SA	11,402	378,957
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	513	10,019
Caisse Regionale de Credit Agricole Mutuel Nord de France	515	7,006
Capgemini SE	5,923	1,282,080
Carmila SA REIT	1,787	35,620
Carrefour SA	20,061	342,777
Casino Guichard Perrachon SA (a)	5,268	17,638
Christian Dior SE	137	99,155

See accompanying notes to financial statements.
87

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Cie de L'Odet SE	11	$19,299
Cie de Saint-Gobain SA	17,415	1,588,311
Cie des Alpes	1,112	17,623
Cie Generale des Etablissements Michelin SCA	24,584	1,000,352
Clariane SE (a)	5,703	10,916
Coface SA	3,642	59,710
Covivio SA REIT	2,002	121,883
Credit Agricole SA	39,176	600,090
Danone SA	22,373	1,631,500
Dassault Aviation SA	645	133,173
Dassault Systemes SE	24,862	988,634
DBV Technologies SA (a)	2,577	2,105
Derichebourg SA	2,984	17,567
Edenred SE	8,718	331,005
Eiffage SA	3,431	331,759
Elior Group SA (a) (b)	5,196	21,074
Elis SA	6,342	132,642
Emeis SA (a)	2,266	14,225
Engie SA	63,924	1,106,877
Equasens	130	7,428
Eramet SA (d)	387	30,579
EssilorLuxottica SA	10,757	2,552,338
Eurazeo SE	1,755	144,452
Euroapi SA (a) (d)	1,837	7,770
Eutelsat Communications SACA (a) (d)	5,724	25,502
Exclusive Networks SA (a)	836	22,066
Fnac Darty SA	438	15,154
Forvia SE (f)	5,201	53,565
Forvia SE (d) (f)	627	6,400
Gaztransport Et Technigaz SA	1,235	174,633
Gecina SA REIT	1,670	192,717
Getlink SE	10,645	190,323
Hermes International SCA	1,220	3,003,648
ICADE REIT	1,029	30,479
ID Logistics Group SACA (a)	100	42,298
Imerys SA	1,129	37,523
Interparfums SA	724	36,644
Ipsen SA	1,320	162,787
IPSOS SA	1,339	84,358
JCDecaux SE (a)	2,665	59,783
Kaufman & Broad SA	438	15,227
Kering SA	2,461	705,464
Klepierre SA REIT	7,752	254,704
La Francaise des Jeux SAEM (b)	3,857	159,012
Lagardere SA	595	14,709
Lectra	1,029	33,591
Legrand SA	9,011	1,038,860
LISI SA	542	16,030
L'Oreal SA	8,356	3,749,404
LVMH Moet Hennessy Louis Vuitton SE	8,867	6,813,408
Maisons du Monde SA (b)	711	3,063
Manitou BF SA	336	6,982
Mercialys SA REIT	3,500	47,343
Security Description	Shares	Value
Mersen SA	648	$20,539
Metropole Television SA	1,734	23,571
Neoen SA (b)	2,674	116,388
Neurones	291	14,241
Nexans SA	1,113	163,469
Nexity SA (a) (d)	1,372	18,038
Opmobility	2,075	20,773
Orange SA	70,422	808,344
OVH Groupe SAS (a)	1,038	7,878
Pernod Ricard SA	6,865	1,038,925
Peugeot Invest SA	129	11,014
Planisware SA (a)	801	24,874
Publicis Groupe SA	8,169	895,291
Quadient SA	1,138	21,363
Remy Cointreau SA	735	57,298
Renault SA	7,175	312,219
Rexel SA	7,670	222,306
Robertet SA	18	19,105
Rubis SCA	2,785	76,213
Safran SA	13,124	3,091,991
Sartorius Stedim Biotech	962	201,576
SCOR SE	5,621	125,843
SEB SA	1,015	116,111
Societe BIC SA	821	55,343
Societe Generale SA	27,587	688,123
Societe LDC SADIR	212	16,801
Sodexo SA	2,906	238,865
SOITEC (a)	852	85,198
Solutions 30 SE (a) (d)	2,473	3,941
Sopra Steria Group	543	114,173
SPIE SA	5,087	194,733
Stef SA (d)	103	15,749
Sword Group (d)	234	9,571
Technip Energies NV	4,893	118,063
Teleperformance SE	1,947	202,084
Television Francaise 1 SA (d)	3,437	30,591
Thales SA	3,444	547,916
Thermador Groupe (d)	284	24,406
Tikehau Capital SCA (d)	1,455	39,216
TotalEnergies SE	83,250	5,435,304
Trigano SA	289	37,221
Ubisoft Entertainment SA (a)	3,419	38,539
Unibail-Rodamco-Westfield REIT (a)	3,362	294,920
Valeo SE	7,481	90,338
Vallourec SACA (a) (d)	5,874	89,059
Valneva SE (a) (d)	2,785	8,274
Veolia Environnement SA	24,932	821,405
Verallia SA (b)	2,712	79,542
Vetoquinol SA	113	10,543
Vicat SACA	609	23,993
Vinci SA	20,392	2,388,504
Virbac SACA	129	55,141
Viridien (a)	230	8,378
Vivendi SE	24,905	288,515
Voltalia SA (a) (d)	1,349	12,948

See accompanying notes to financial statements.
88

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
VusionGroup	214	$36,781
Waga Energy SA (a)	300	5,116
Wavestone	297	18,396
Wendel SE	951	97,433
Worldline SA (a) (b)	7,980	58,228
		63,633,943
GABON — 0.0% (e)
BW Energy Ltd. (a)	1,581	3,490
GEORGIA — 0.0% (e)
Bank of Georgia Group PLC	1,241	61,174
TBC Bank Group PLC	1,852	65,831
		127,005
GERMANY — 12.7%
1&1 AG	1,231	18,767
7C Solarparken AG	2,371	5,954
About You Holding SE (a)	1,166	4,223
Adesso SE	95	7,220
adidas AG	5,777	1,533,842
ADLER Group SA (a) (b)	2,907	715
Adtran Networks SE	629	13,619
AIXTRON SE	3,817	67,968
Allianz SE	13,599	4,477,264
Amadeus Fire AG	184	18,995
Aroundtown SA (a)	23,404	73,737
Atoss Software SE	327	47,370
Aurubis AG	1,049	77,093
Auto1 Group SE (a) (b)	3,498	39,625
BASF SE	30,700	1,629,365
Basler AG (a)	491	4,926
Bayer AG	33,769	1,142,886
Bayerische Motoren Werke AG	10,250	905,781
Bayerische Motoren Werke AG Preference Shares	2,044	169,494
BayWa AG (a)	416	5,924
Bechtle AG	2,872	128,597
Beiersdorf AG	3,328	501,976
Bike24 Holding AG (a)	831	1,261
Bilfinger SE	1,159	62,606
Borussia Dortmund GmbH & Co. KGaA (a)	2,400	9,790
BRANICKS Group AG (a)	1,234	2,754
Brenntag SE	4,429	331,081
CANCOM SE	1,151	36,148
Carl Zeiss Meditec AG	1,267	100,609
Ceconomy AG (a)	5,679	20,675
Cewe Stiftung & Co. KGaA	184	21,767
Commerzbank AG	33,992	626,905
CompuGroup Medical SE & Co. KGaA	1,009	16,013
Continental AG	3,763	244,170
Covestro AG (a) (b)	6,617	413,112
CTS Eventim AG & Co. KGaA	2,074	216,076
Daimler Truck Holding AG	19,788	742,698
Dermapharm Holding SE	631	24,613
Deutsche Bank AG	68,605	1,186,630
Security Description	Shares	Value
Deutsche Beteiligungs AG	403	$11,334
Deutsche Boerse AG	6,601	1,552,237
Deutsche EuroShop AG	496	12,095
Deutsche Lufthansa AG	20,426	150,001
Deutsche Pfandbriefbank AG (a) (b)	4,546	30,289
Deutsche Post AG	34,599	1,545,727
Deutsche Telekom AG	124,354	3,662,544
Deutsche Wohnen SE	1,734	48,091
Deutz AG	4,061	20,386
DMG Mori AG	303	15,048
Douglas AG (a)	932	21,427
Dr. Ing hc F Porsche AG Preference Shares (b)	3,758	299,879
Draegerwerk AG & Co. KGaA Preference Shares	285	14,902
Duerr AG	1,657	40,795
DWS Group GmbH & Co. KGaA (b)	1,041	42,940
E.ON SE	72,451	1,079,871
Eckert & Ziegler SE	493	24,672
Elmos Semiconductor SE	285	21,025
ElringKlinger AG	930	4,458
EnBW Energie Baden-Wuerttemberg AG	616	45,787
Encavis AG (a)	4,063	78,901
Energiekontor AG	233	14,822
Evonik Industries AG	8,773	205,613
Evotec SE (a)	5,191	37,223
Fielmann Group AG	816	42,256
flatexDEGIRO AG	2,822	40,487
Fraport AG Frankfurt Airport Services Worldwide (a)	1,247	69,655
Freenet AG	4,132	123,220
Fresenius Medical Care AG	6,937	295,669
Fresenius SE & Co. KGaA (a)	14,498	553,858
FUCHS SE	1,113	41,861
FUCHS SE Preference Shares	2,360	114,784
GEA Group AG	5,480	268,857
Gerresheimer AG	1,113	99,373
GFT Technologies SE	515	13,450
Grand City Properties SA (a)	2,606	36,763
Grenke AG	940	25,126
Hamborner REIT AG	2,406	17,776
Hamburger Hafen und Logistik AG	732	13,235
Hannover Rueck SE	2,082	595,078
Hapag-Lloyd AG (b)	228	41,426
Heidelberg Materials AG	4,644	505,855
Heidelberger Druckmaschinen AG (a)	7,971	9,305
Hella GmbH & Co. KGaA (d)	707	67,700
HelloFresh SE (a) (d)	5,513	56,581
Henkel AG & Co. KGaA	3,495	297,810
Henkel AG & Co. KGaA Preference Shares	5,651	532,294
Hensoldt AG	2,195	72,169

See accompanying notes to financial statements.
89

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
HOCHTIEF AG	632	$78,011
Hornbach Holding AG & Co. KGaA	234	23,034
HUGO BOSS AG	2,063	94,606
Hypoport SE (a)	181	59,672
Indus Holding AG	619	15,440
Infineon Technologies AG	44,931	1,577,570
Instone Real Estate Group SE (b)	1,639	17,487
IONOS Group SE (a)	636	15,900
Jenoptik AG	1,736	53,474
JOST Werke SE (b)	418	21,459
Jungheinrich AG Preference Shares	1,580	47,717
K&S AG	6,535	83,947
KION Group AG	2,488	98,046
Kloeckner & Co. SE	2,498	14,386
Knorr-Bremse AG	2,273	202,562
Koenig & Bauer AG (a)	425	4,264
Krones AG	432	62,195
KSB SE & Co. KGaA Preference Shares	14	9,375
KWS Saat SE & Co. KGaA	326	23,140
Lanxess AG	3,107	98,410
LEG Immobilien SE	2,563	268,252
LPKF Laser & Electronics SE (a)	745	7,292
Medios AG (a)	595	10,691
Mercedes-Benz Group AG	24,501	1,587,066
Merck KGaA	4,444	783,637
METRO AG	4,655	25,275
Mister Spex SE (a)	539	1,341
MLP SE	1,550	10,033
Montana Aerospace AG (a) (b)	956	22,949
MTU Aero Engines AG	1,864	582,489
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,635	2,556,961
Mutares SE & Co. KGaA	425	9,961
Nagarro SE (a)	286	28,328
Nemetschek SE	1,986	206,132
Nexus AG	441	27,316
Nordex SE (a)	4,170	64,783
Norma Group SE	1,113	18,583
Patrizia SE	1,526	15,192
Pfeiffer Vacuum Technology AG	117	20,213
PNE AG (d)	1,423	18,835
Porsche Automobil Holding SE Preference Shares	5,340	244,825
ProSiebenSat.1 Media SE	4,989	32,406
Puma SE	3,616	151,336
PVA TePla AG (a)	598	9,023
Rational AG	190	194,025
RENK Group AG	1,331	32,977
Rheinmetall AG	1,515	822,413
RWE AG	23,243	847,731
SAF-Holland SE	1,426	26,578
Salzgitter AG	735	13,461
SAP SE	35,433	8,083,000
Security Description	Shares	Value
Sartorius AG	96	$21,535
Sartorius AG Preference Shares	856	240,937
Schaeffler AG Preference Shares	5,595	28,936
Schott Pharma AG & Co. KGaA	1,154	39,488
Scout24 SE (b)	2,610	225,021
Secunet Security Networks AG	78	8,009
SFC Energy AG (a)	610	13,786
SGL Carbon SE (a)	1,755	10,538
Siemens AG	26,109	5,284,058
Siemens Energy AG (a)	22,997	848,768
Siemens Healthineers AG (b)	9,700	583,072
Siltronic AG	649	49,507
Sixt SE	421	30,823
Sixt SE Preference Shares	542	31,636
SMA Solar Technology AG	745	15,008
Softwareone Holding AG	3,909	69,232
Stabilus SE	831	34,037
STO SE & Co. KGaA Preference Shares	90	12,254
STRATEC SE	210	10,324
Stroeer SE & Co. KGaA	1,123	72,004
Suedzucker AG	1,942	24,448
SUSS MicroTec SE	650	49,837
Symrise AG	4,352	602,760
TAG Immobilien AG (a)	6,429	119,178
Takkt AG	1,012	10,967
Talanx AG	2,059	173,725
TeamViewer SE (a) (b)	4,843	61,725
thyssenkrupp AG	17,087	66,268
Thyssenkrupp Nucera AG & Co. KGaA (a) (b)	734	7,663
Traton SE	1,671	54,829
TUI AG (a)	15,113	115,369
United Internet AG	2,811	57,944
Verbio SE	648	13,502
Vitesco Technologies Group AG Class A	237	13,992
Volkswagen AG	959	107,350
Volkswagen AG Preference Shares	7,070	750,858
Vonovia SE	24,378	890,488
Vossloh AG	233	12,742
Wacker Chemie AG	698	69,020
Wacker Neuson SE	1,023	16,966
Washtec AG	397	16,837
Westwing Group SE (a)	492	4,228
Wuestenrot & Wuerttembergische AG	698	9,566
Zalando SE (a) (b)	8,279	273,682
		58,323,620
GHANA — 0.0% (e)
Tullow Oil PLC (a)	38,742	11,110
GREECE — 0.0% (e)
Okeanis Eco Tankers Corp. (a) (b)	389	12,779

See accompanying notes to financial statements.
90

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	3,465	$94,277
HONG KONG — 0.2%
Prudential PLC	94,542	880,849
IRELAND — 0.5%
AIB Group PLC	62,753	360,333
Bank of Ireland Group PLC	35,362	395,842
C&C Group PLC	13,145	28,705
Cairn Homes PLC	22,871	50,183
COSMO Pharmaceuticals NV	295	26,263
Dalata Hotel Group PLC	6,318	28,910
Glanbia PLC	6,375	112,485
Glenveagh Properties PLC (a) (b)	20,391	35,319
Greencore Group PLC (a)	18,428	45,482
Irish Residential Properties REIT PLC	13,154	13,198
Kerry Group PLC Class A	5,361	557,330
Kingspan Group PLC	5,490	516,822
		2,170,872
ISRAEL — 0.0% (e)
Energean PLC	4,664	56,430
Plus500 Ltd.	2,597	87,226
		143,656
ITALY — 4.3%
A2A SpA	55,898	129,386
ACEA SpA	1,463	28,704
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA (d)	4,475	128,903
Anima Holding SpA (b)	5,824	35,424
Antares Vision SpA (a)	1,126	3,984
Aquafil SpA (a) (d)	605	1,334
Ariston Holding NV	3,813	18,631
Arnoldo Mondadori Editore SpA	5,174	14,061
Ascopiave SpA	2,200	7,084
Avio SpA	595	8,168
Azimut Holding SpA	3,949	102,161
Banca Generali SpA	1,976	88,742
Banca IFIS SpA	915	22,364
Banca Mediolanum SpA	7,366	93,060
Banca Monte dei Paschi di Siena SpA	31,341	181,257
Banca Popolare di Sondrio SpA	12,249	93,985
Banco BPM SpA	53,070	358,808
Banco di Desio e della Brianza SpA	1,454	8,957
BasicNet SpA	839	3,071
BF SpA	4,165	20,127
BFF Bank SpA (b)	6,218	68,320
Biesse SpA	412	3,989
BPER Banca SpA	34,557	194,765
Brembo NV (d)	5,255	57,669
Brunello Cucinelli SpA	1,162	125,470
Buzzi SpA	3,089	123,420
Security Description	Shares	Value
Carel Industries SpA (b) (d)	1,785	$39,086
Cembre SpA	130	5,448
CIR SpA-Compagnie Industriali (a)	30,110	19,255
Coca-Cola HBC AG	4,510	161,158
Credito Emiliano SpA	2,498	28,325
d'Amico International Shipping SA	1,441	9,199
Danieli & C Officine Meccaniche SpA (f)	1,236	29,727
Danieli & C Officine Meccaniche SpA (d) (f)	413	12,883
Datalogic SpA	747	5,085
Davide Campari-Milano NV (d)	21,017	178,266
De' Longhi SpA	2,401	74,012
DiaSorin SpA	933	109,230
Digital Bros SpA (a) (d)	113	1,061
doValue SpA (a) (b) (d)	399	2,667
El.En. SpA (d)	1,330	16,343
Enav SpA (b)	8,505	37,816
Enel SpA	268,845	2,152,819
Eni SpA (d)	78,409	1,197,290
Equita Group SpA	1,229	5,720
ERG SpA	1,877	51,575
Esprinet SpA (a)	1,020	6,807
Eurogroup Laminations SpA	2,900	11,069
Eurotech SpA (a)	805	924
Ferrari NV	4,019	1,882,525
Ferretti SpA (d)	4,979	15,531
Fila SpA	906	9,495
Fincantieri SpA (a) (d)	2,996	15,548
Fine Foods & Pharmaceuticals NTM	333	3,374
FinecoBank Banca Fineco SpA	21,217	364,068
Garofalo Health Care SpA (a)	944	5,668
Generali	38,553	1,116,553
GVS SpA (a) (b) (d)	2,075	16,720
Hera SpA	28,241	112,899
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	1,559	4,385
Industrie De Nora SpA	1,027	10,768
Infrastrutture Wireless Italiane SpA (b)	12,120	149,468
Intercos SpA	1,116	19,729
Interpump Group SpA	2,873	134,285
Intesa Sanpaolo SpA	558,232	2,390,820
Iren SpA	24,057	54,610
Italgas SpA	16,465	99,780
Italian Sea Group SpA	448	4,270
Italmobiliare SpA (d)	525	16,640
Iveco Group NV	5,915	59,532
IVS Group SA (a)	1,159	9,236
Juventus Football Club SpA (a) (d)	2,506	7,172
KME Group SpA (a)	3,912	4,004
Leonardo SpA	14,148	316,113
Lottomatica Group SpA	3,200	40,178
LU-VE SpA	225	6,680

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Maire SpA	5,399	$44,710
MARR SpA (d)	1,123	15,040
Mediobanca Banca di Credito Finanziario SpA	17,680	302,389
MFE-MediaForEurope NV Class A	5,681	19,655
MFE-MediaForEurope NV Class B (d)	2,562	12,455
Moltiply Group SpA (d)	832	30,828
Moncler SpA	7,669	488,034
Newlat Food SpA (a)	658	8,504
Nexi SpA (a) (b) (d)	19,387	131,812
OVS SpA (b)	6,812	22,017
Pharmanutra SpA	101	6,572
Philogen SpA (a) (b)	321	7,093
Piaggio & C SpA (d)	6,014	17,666
Piovan SpA (b)	714	10,957
Pirelli & C SpA (b)	13,345	81,171
Poste Italiane SpA (b)	16,461	231,295
Prysmian SpA	10,277	747,821
RAI Way SpA (b)	3,202	19,047
Recordati Industria Chimica e Farmaceutica SpA	3,442	195,145
Reply SpA	752	113,469
Revo SpA (a)	543	5,781
Risanamento SpA (a)	46,333	1,060
Ryanair Holdings PLC ADR (d)	7,713	348,451
Sabaf SpA	225	4,432
Safilo Group SpA (a) (d)	7,752	9,499
Saipem SpA (a)	40,107	88,560
Salcef Group SpA	853	24,514
Salvatore Ferragamo SpA (d)	2,402	18,578
Sanlorenzo SpA	588	23,953
Seco SpA (a) (d)	2,458	5,788
Seri Industrial SpA (a)	511	1,891
Sesa SpA	284	29,176
Snam SpA	71,403	364,260
SOL SpA	1,233	49,126
Spaxs SpA (a)	1,990	10,416
Tamburi Investment Partners SpA (d)	3,646	37,354
Technogym SpA (b)	4,479	46,864
Technoprobe SpA (a)	5,410	38,099
Telecom Italia SpA (a) (d) (f)	357,707	99,605
Telecom Italia SpA (a) (f)	202,667	64,554
Terna - Rete Elettrica Nazionale	49,473	446,574
Tinexta SpA (d)	647	8,571
TXT e-solutions SpA	285	8,683
UniCredit SpA	56,851	2,497,653
Unieuro SpA (b)	604	7,833
Unipol Gruppo SpA	14,074	167,597
Webuild SpA	15,635	44,287
Wiit SpA (d)	335	8,356
Wizz Air Holdings PLC (a) (b) (d)	1,837	35,729
Zignago Vetro SpA (d)	1,225	14,984
		19,965,568
Security Description	Shares	Value
JERSEY — 0.0% (e)
JTC PLC (b)	5,590	$79,330
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	5,514	141,341
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	429	36,769
LUXEMBOURG — 0.2%
Aperam SA	1,460	45,852
ArcelorMittal SA	15,661	411,443
Brederode SA	414	52,488
CVC Capital Partners PLC (a) (b)	4,646	104,067
Eurofins Scientific SE	4,548	288,813
Global Fashion Group SA (a)	2,701	648
RTL Group SA	1,219	41,426
SES SA	12,642	63,463
		1,008,200
MALTA — 0.0% (e)
Catena Media PLC (a)	3,080	1,993
Gentoo Media, Inc. (a)	1,290	3,368
Kindred Group PLC SDR	6,035	76,862
		82,223
MEXICO — 0.0% (e)
Borr Drilling Ltd. (a)	8,984	49,472
Fresnillo PLC	6,214	50,970
		100,442
MONACO — 0.0% (e)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	208	25,883
NETHERLANDS — 6.1%
Aalberts NV	3,416	138,925
ABN AMRO Bank NV GDR (b)	16,985	307,184
Adyen NV (a) (b)	1,015	1,588,853
Aegon Ltd.	48,711	313,571
Akzo Nobel NV	5,987	422,957
Alfen NV (a) (b) (d)	714	10,479
AMG Critical Materials NV (d)	1,114	21,273
Arcadis NV	2,600	180,488
Argenx SE (a)	2,063	1,118,051
ASM International NV	1,624	1,068,267
ASML Holding NV	13,872	11,543,267
ASR Nederland NV	5,088	249,852
Basic-Fit NV (a) (b) (d)	1,779	46,539
BE Semiconductor Industries NV	2,811	356,231
Corbion NV	1,961	56,071
CTP NV (b)	4,038	73,908
Eurocommercial Properties NV REIT	1,754	48,743
Euronext NV (b)	2,879	313,117
EXOR NV	3,397	364,526
Flow Traders Ltd. (d)	1,054	22,268
Fugro NV	3,523	80,367
Heineken Holding NV	4,121	311,829

See accompanying notes to financial statements.
92

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Heineken NV (d)	9,911	$880,912
IMCD NV	1,970	342,765
ING Groep NV	114,323	2,076,403
JDE Peet's NV	3,818	79,938
Koninklijke Ahold Delhaize NV	32,458	1,124,054
Koninklijke BAM Groep NV	9,871	46,313
Koninklijke KPN NV	136,935	560,720
Koninklijke Philips NV (a)	27,288	895,980
Koninklijke Vopak NV	2,256	104,942
NN Group NV	8,900	444,793
NSI NV REIT	641	14,737
OCI NV	4,480	127,898
Onward Medical NV (a) (d)	493	2,806
Pharming Group NV (a) (d)	21,048	17,618
Pluxee NV (a)	2,795	59,074
PostNL NV (d)	13,049	18,292
Randstad NV (d)	3,702	184,270
Redcare Pharmacy NV (a) (b)	599	86,639
SBM Offshore NV	4,785	87,528
TKH Group NV	1,356	57,235
TomTom NV (a) (d)	2,298	13,221
Universal Music Group NV (d)	26,710	700,528
Van Lanschot Kempen NV	1,256	59,785
Wolters Kluwer NV	8,560	1,445,428
		28,068,645
NIGERIA — 0.0% (e)
Airtel Africa PLC (b)	41,728	63,808
NORWAY — 1.3%
2020 Bulkers Ltd.	741	10,968
ABG Sundal Collier Holding ASA	14,492	9,081
ABL Group ASA	1,977	1,915
AF Gruppen ASA	1,860	22,321
Agilyx ASA (a)	1,357	4,252
Akastor ASA (a)	4,738	5,902
Aker ASA Class A	846	44,016
Aker BioMarine ASA	536	2,501
Aker BP ASA	10,779	231,491
Aker Carbon Capture ASA (a)	12,643	7,610
Aker Horizons ASA (a)	7,462	1,903
Aker Solutions ASA	9,644	37,156
AKVA Group ASA (a)	307	1,615
AMSC ASA	1,656	4,198
ArcticZymes Technologies ASA (a)	1,749	2,962
Arendals Fossekompani ASA	423	6,643
Aurskog Sparebank	108	2,317
Austevoll Seafood ASA	3,025	27,772
AutoStore Holdings Ltd. (a) (b)	34,829	35,713
Avance Gas Holding Ltd. (b)	922	9,244
Axactor ASA (a)	5,474	2,162
B2 Impact ASA	9,735	7,625
Belships ASA	4,792	9,054
Bergenbio ASA (a)	1,034	993
BEWi ASA (a)	1,458	3,945
Bluenord ASA (a)	421	18,487
Security Description	Shares	Value
Bonheur ASA	717	$18,176
Borregaard ASA	3,200	60,277
Bouvet ASA	3,020	19,985
BW Offshore Ltd.	3,116	8,402
Carasent ASA	1,653	2,825
Cloudberry Clean Energy ASA (a)	5,356	6,285
Crayon Group Holding ASA (a) (b)	2,898	34,311
DNB Bank ASA (f)	29,990	616,164
DNB Bank ASA (a) (f)	493	900
DNB Bank ASA (a) (f)	37	65
DNO ASA	33,499	36,289
DOF Group ASA (a)	5,075	42,209
Edda Wind ASA (a)	594	1,145
Elkem ASA (a) (b)	10,237	19,925
Elliptic Laboratories ASA (a)	2,613	3,319
Elmera Group ASA (b)	3,754	12,154
Elopak ASA	2,910	12,295
Entra ASA (a) (b)	2,299	29,947
Equinor ASA	32,032	811,091
Europris ASA (b)	5,605	35,814
Frontline PLC	5,079	115,201
GiG Software PLC (a)	1,242	212
Gjensidige Forsikring ASA	6,510	122,009
Grieg Seafood ASA	2,044	11,324
Hexagon Composites ASA (a)	3,720	15,858
Hexagon Purus ASA (a)	3,907	4,340
Hoegh Autoliners ASA	4,111	53,121
Hofseth BioCare ASA (a)	6,088	997
IDEX Biometrics ASA (a)	6,186	121
Kid ASA (b)	1,333	19,262
Kitron ASA	6,926	18,807
Klaveness Combination Carriers ASA (b)	819	7,193
KMC Properties ASA (a)	1,987	604
Komplett ASA (a)	820	654
Kongsberg Gruppen ASA	3,028	296,687
Leroy Seafood Group ASA	9,501	43,641
LINK Mobility Group Holding ASA (a)	6,526	14,901
Magnora ASA	1,426	3,236
Medistim ASA	514	8,711
Morrow Bank ASA (a)	4,568	2,602
Mowi ASA	15,793	284,517
MPC Container Ships ASA	14,482	33,480
Multiconsult ASA (b)	716	12,066
NEL ASA (a)	55,436	26,264
Norbit ASA	619	4,907
Norconsult Norge AS	10,747	36,427
Nordic Mining ASA (a)	1,750	4,652
Nordic Semiconductor ASA (a)	6,314	63,933
Norsk Hydro ASA	47,144	306,426
Norske Skog ASA (b)	2,666	8,960
Norwegian Air Shuttle ASA	27,936	34,374
NRC Group ASA (a)	1,327	460
Nykode Therapeutics ASA (a)	6,637	2,891
Odfjell Drilling Ltd.	3,200	15,464

See accompanying notes to financial statements.
93

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Odfjell SE Class A	846	$11,390
Odfjell SE Class B	221	2,854
OKEA ASA	1,013	2,087
Olav Thon Eiendomsselskap ASA	1,023	21,853
Orkla ASA	25,859	244,162
Otello Corp. ASA (a)	2,185	1,639
Panoro Energy ASA	4,366	11,068
Pareto Bank ASA	1,372	8,532
Pexip Holding ASA	3,019	11,121
PhotoCure ASA (a)	822	4,308
Polaris Media ASA	400	2,867
poLight ASA (a) (b)	1,121	469
Protector Forsikring ASA	2,358	54,178
Public Property Invest AS (a)	2,898	5,324
Rana Gruber ASA	841	5,909
Rogaland Sparebank	699	7,101
Saga Pure ASA (a)	6,432	800
Salmar ASA	2,568	134,951
Salmon Evolution ASA (a)	10,460	6,972
SATS ASA (a)	2,275	4,547
Schibsted ASA Class A	2,495	80,682
Schibsted ASA Class B	3,761	113,623
Sea1 offshore, Inc.	1,522	4,089
Selvaag Bolig ASA	1,461	4,903
Solstad Offshore ASA (a)	1,646	5,079
SpareBank 1 Helgeland	406	5,242
SpareBank 1 Nord Norge	3,399	34,937
Sparebank 1 Oestlandet	1,463	20,169
SpareBank 1 Ringerike Hadeland	119	3,395
SpareBank 1 SMN	4,384	63,875
SpareBank 1 Sorost-Norge	1,879	12,133
SpareBank 1 SR-Bank ASA	6,188	80,018
Sparebanken More	1,371	10,921
Sparebanken Ost	501	2,778
Sparebanken Sor	1,155	19,193
Sparebanken Vest	3,104	37,009
Stolt-Nielsen Ltd.	816	30,215
Storebrand ASA	16,473	181,267
StrongPoint ASA (a)	1,993	1,958
Telenor ASA	22,525	288,709
TGS ASA	6,358	59,912
Thor Medical ASA (a)	1,749	252
TOMRA Systems ASA	8,076	119,231
Totens Sparebank	101	2,459
Treasure ASA	1,261	3,292
Ultimovacs ASA (a)	1,010	168
Var Energi ASA	31,064	96,442
Veidekke ASA	3,650	42,833
Volue ASA (a)	1,017	4,036
Vow ASA (a)	2,078	645
Wallenius Wilhelmsen ASA	3,444	40,611
Wilh Wilhelmsen Holding ASA Class A	441	18,946
Wilh Wilhelmsen Holding ASA Class B	319	12,720
XXL ASA (a) (b)	316	1,862
Security Description	Shares	Value
Zalaris ASA (a)	491	$3,263
Zaptec ASA (a)	2,198	2,310
		5,809,035
PAKISTAN — 0.0% (e)
VEON Ltd. (a)	26,494	30,308
PERU — 0.0% (e)
Hochschild Mining PLC (a)	9,918	24,425
POLAND — 0.8%
11 bit studios SA (a)	82	6,690
AB SA	427	11,242
AC SA	233	1,670
Agora SA (a)	1,165	3,022
Alior Bank SA	2,994	72,331
Allegro.eu SA (a) (b)	21,924	198,935
Ambra SA	323	2,197
Amica SA	130	1,952
Apator SA	906	4,676
Archicom SA	307	2,481
Arctic Paper SA	503	2,578
Asseco Business Solutions SA	526	8,035
Asseco Poland SA	1,873	42,427
Asseco South Eastern Europe SA	906	11,643
Atal SA	214	2,901
Auto Partner SA	2,198	13,178
Bank Handlowy w Warszawie SA	1,117	26,525
Bank Millennium SA (a)	20,387	45,277
Bank Ochrony Srodowiska SA (a)	1,147	3,663
Bank Polska Kasa Opieki SA	6,083	232,931
Benefit Systems SA	87	59,757
Bioton SA (a)	1,255	1,111
BNPP Bank Polska SA	1,071	26,242
Boryszew SA	2,576	3,451
Budimex SA	427	66,505
Bumech SA	290	893
Captor Therapeutics SA (a)	78	1,525
CCC SA (a)	1,691	74,714
CD Projekt SA	2,562	116,303
Celon Pharma SA	509	3,582
CI Games SA (a)	2,617	1,105
ComArch SA	130	11,149
Comp SA (a)	105	3,189
Cyber Folks SA	119	4,064
Cyfrowy Polsat SA (a)	8,470	28,194
Datawalk SA (a)	96	1,017
Develia SA	13,880	21,672
Dino Polska SA (a) (b)	1,666	152,299
Dom Development SA	288	14,294
Echo Investment SA	6,098	6,644
Enea SA (a)	9,750	29,126
Energa SA (a)	2,367	8,416
Enter Air SA	294	4,430
Erbud SA	129	1,029
Eurocash SA	2,667	6,577
Fabryki Mebli Forte SA (a)	493	2,673
Ferro SA	609	5,397

See accompanying notes to financial statements.
94

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Firma Oponiarska Debica SA	78	$1,720
Globe Trade Centre SA	6,302	7,244
Grenevia SA (a)	10,228	5,519
Grupa Azoty SA (a)	1,575	8,375
Grupa Kety SA	319	68,560
Grupa Pracuj SA	537	7,573
ING Bank Slaski SA	1,115	76,439
InPost SA (a)	6,892	130,299
Inter Cars SA	303	40,755
Jastrzebska Spolka Weglowa SA (a)	1,770	11,941
KGHM Polska Miedz SA	4,686	194,644
KRUK SA	599	69,295
LPP SA	43	176,986
Lubelski Wegiel Bogdanka SA	337	1,992
Mabion SA (a)	296	1,281
Mangata Holding SA	87	1,810
mBank SA (a)	427	68,720
Medicalgorithmics SA (a)	96	616
Mennica Polska SA	806	4,559
Mirbud SA	1,147	3,618
MLP Group SA (a)	205	4,970
Mo-BRUK SA	26	2,067
Neuca SA	79	17,236
Newag SA	733	7,203
Oponeo.pl SA	17	372
Orange Polska SA	21,740	47,897
ORLEN SA	20,232	294,649
PCC Rokita SA	96	2,044
PCF Group SA (a)	233	881
PGE Polska Grupa Energetyczna SA (a)	28,903	54,245
PKP Cargo SA (a)	1,023	4,987
PlayWay SA	13	993
Polenergia SA (a)	622	11,479
Polimex-Mostostal SA (a)	2,268	1,519
Powszechna Kasa Oszczednosci Bank Polski SA	29,924	436,657
Powszechny Zaklad Ubezpieczen SA	19,983	219,192
Poznanska Korporacja Budowlana Pekabex SA	323	1,667
Rainbow Tours SA	220	6,251
Ryvu Therapeutics SA (a)	303	4,107
Sanok Rubber Co. SA	817	4,302
Santander Bank Polska SA	1,160	137,369
Selvita SA (a)	299	4,497
Shoper SA	203	2,402
Sniezka SA	181	3,671
Stalexport Autostrady SA	3,226	2,132
Synektik SA	98	4,900
Synthaverse SA (a)	939	1,052
Tauron Polska Energia SA (a)	35,083	30,608
TEN Square Games SA (a)	110	2,744
Text SA	492	9,426
Torpol SA	301	2,766
Security Description	Shares	Value
Toya SA (a)	826	$1,722
Vercom SA Class D	291	9,368
Vigo Photonics SA (a)	8	976
Voxel SA	135	3,871
VRG SA	6,085	5,536
Warsaw Stock Exchange	924	10,549
Wawel SA	3	494
Wielton SA (a)	816	1,361
Wirtualna Polska Holding SA	609	14,065
XTB SA (b)	2,164	34,612
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	212	3,194
Zespol Elektrowni Patnow Adamow Konin SA (a)	830	3,795
		3,645,486
PORTUGAL — 0.3%
Altri SGPS SA	2,818	15,788
Banco Comercial Portugues SA Class R	319,305	144,468
Corticeira Amorim SGPS SA (d)	1,256	12,406
CTT-Correios de Portugal SA	4,426	21,685
EDP SA	89,700	410,650
Galp Energia SGPS SA	15,727	294,876
Greenvolt-Energias Renovaveis SA (a)	2,257	20,907
Ibersol SGPS SA	387	3,127
Jeronimo Martins SGPS SA	9,441	185,866
Mota-Engil SGPS SA (d)	2,357	6,750
Navigator Co. SA	7,375	30,355
NOS SGPS SA	5,808	23,692
Pharol SGPS SA (a)	15,912	785
REN - Redes Energeticas Nacionais SGPS SA (d)	11,815	31,844
Semapa-Sociedade de Investimento e Gestao	391	6,301
Sonae SGPS SA	31,791	33,671
Sonaecom SGPS SA	829	2,332
		1,245,503
SINGAPORE — 0.2%
BW LPG Ltd. (b)	3,023	43,195
Hafnia Ltd.	10,449	74,504
STMicroelectronics NV	22,714	675,323
		793,022
SOUTH AFRICA — 0.3%
Anglo American PLC	42,882	1,397,154
Scatec ASA (a) (b)	3,946	31,152
		1,428,306
SOUTH KOREA — 0.1%
Delivery Hero SE (a) (b)	6,811	275,323
SPAIN — 4.1%
Acciona SA	849	120,810
Acerinox SA	6,604	71,235

See accompanying notes to financial statements.
95

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA	6,728	$311,464
Aedas Homes SA (b) (d)	515	14,685
Aena SME SA (b)	2,561	564,781
Alantra Partners SA	598	5,433
Almirall SA (d)	2,701	26,346
Amadeus IT Group SA	15,498	1,122,892
AmRest Holdings SE (a)	2,408	14,531
Applus Services SA (a)	1,235	17,422
Atresmedia Corp. de Medios de Comunicacion SA	2,670	14,154
Banco Bilbao Vizcaya Argentaria SA (d)	202,024	2,188,852
Banco de Sabadell SA (d)	186,488	397,320
Banco Santander SA	538,071	2,762,666
Bankinter SA	22,045	195,055
Befesa SA (b)	1,233	35,778
CaixaBank SA	128,575	769,713
Cellnex Telecom SA (a) (b)	16,679	678,130
CIE Automotive SA	1,748	50,430
Construcciones y Auxiliar de Ferrocarriles SA	699	27,850
Corp. ACCIONA Energias Renovables SA (d)	1,989	46,883
Corp. Financiera Alba SA	506	28,970
Ebro Foods SA (d)	1,752	31,168
EDP Renovaveis SA	10,541	184,817
eDreams ODIGEO SA (a)	3,029	23,021
Elecnor SA	1,370	28,867
Enagas SA (d)	8,092	124,448
Ence Energia y Celulosa SA (d)	4,790	16,059
Endesa SA	11,155	244,385
Ercros SA	2,463	9,607
Faes Farma SA	11,090	45,981
Fluidra SA	3,228	84,661
Fomento de Construcciones y Contratas SA (d)	2,262	33,727
Gestamp Automocion SA (b) (d)	4,781	14,754
Global Dominion Access SA (b) (d)	3,100	10,154
Grenergy Renovables SA (a)	491	20,878
Grifols SA (a) (d)	10,233	116,775
Grifols SA Class B, Preference Shares (a)	8,813	79,424
Grupo Catalana Occidente SA	1,542	69,010
Iberdrola SA	201,752	3,127,547
Indra Sistemas SA	3,494	64,302
Industria de Diseno Textil SA	38,463	2,281,122
Inmobiliaria Colonial Socimi SA REIT	10,061	69,954
Laboratorios Farmaceuticos Rovi SA	751	60,012
Lar Espana Real Estate Socimi SA REIT	1,449	13,018
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	22,458	27,069
Logista Integral SA	2,201	66,471
Security Description	Shares	Value
Mapfre SA (d)	33,417	$89,210
Melia Hotels International SA	4,165	30,238
Merlin Properties Socimi SA REIT	13,290	168,643
Metrovacesa SA (a) (b)	392	3,780
Naturgy Energy Group SA	5,876	152,275
Neinor Homes SA (b)	1,059	17,752
Obrascon Huarte Lain SA (a) (d)	13,058	3,845
Parques Reunidos Servicios Centrales SAU (a) (c)	1,617	—
Pharma Mar SA	425	23,574
Promotora de Informaciones SA Class A (a)	24,172	8,768
Prosegur Cash SA (b) (d)	12,011	7,842
Prosegur Cia de Seguridad SA (d)	2,896	6,206
Puig Brands SA Class B (a)	4,668	107,372
Redeia Corp. SA	14,221	277,273
Repsol SA	38,819	513,172
Sacyr SA (f)	18,017	65,310
Sacyr SA (a) (f)	411	1,491
Solaria Energia y Medio Ambiente SA (a) (d)	2,719	34,806
Soltec Power Holdings SA (a) (d)	1,012	1,805
Talgo SA (a) (b) (d)	2,584	10,036
Tecnicas Reunidas SA (a)	1,472	19,468
Telefonica SA (d)	137,920	676,657
Tubacex SA (d)	3,444	12,761
Unicaja Banco SA (b)	37,948	48,493
Vidrala SA (d)	931	105,567
Viscofan SA (d)	1,342	95,406
		18,794,381
SWEDEN — 6.1%
AAK AB	6,233	204,762
AcadeMedia AB (b)	2,789	18,572
AddLife AB Class B	3,911	62,659
Addnode Group AB	4,644	50,808
AddTech AB Class B	8,910	267,390
AFRY AB	3,123	56,997
Alfa Laval AB	10,120	486,801
Alimak Group AB (b)	2,251	25,182
Alleima AB	7,147	50,342
Alligo AB Class B	819	11,748
Ambea AB (b)	2,614	23,209
AQ Group AB	1,964	23,274
Arise AB	928	3,886
Arjo AB Class B	6,914	30,503
Assa Abloy AB Class B	34,077	1,148,383
Atea ASA	2,780	36,002
Atlas Copco AB Class A	88,709	1,719,204
Atlas Copco AB Class B	53,657	919,992
Atrium Ljungberg AB Class B (d)	1,734	42,082
Attendo AB (b)	3,908	18,428
Avanza Bank Holding AB (d)	4,273	106,018
Axfood AB (d)	3,640	102,773
Bactiguard Holding AB (a)	527	2,891
Balco Group AB	391	1,572
Beijer Alma AB	1,526	27,790

See accompanying notes to financial statements.
96

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Beijer Ref AB (d)	12,327	$203,026
Bergman & Beving AB	824	24,143
Betsson AB Class B	4,131	50,779
BHG Group AB (a)	3,183	4,817
BICO Group AB (a) (d)	1,357	5,955
Bilia AB Class A	2,401	28,447
Billerud Aktiebolag	7,363	84,623
BioArctic AB (a) (b) (d)	1,434	22,423
BioGaia AB Class B	2,793	30,943
BioInvent International AB (a)	1,260	5,998
Biotage AB	2,190	40,336
Boliden AB	9,503	322,967
Bonava AB Class B (a)	7,668	6,165
BoneSupport Holding AB (a) (b)	2,251	67,775
Boozt AB (a) (b)	1,319	14,548
Bravida Holding AB (b)	6,834	51,542
BTS Group AB Class B	498	14,149
Bufab AB	921	33,109
Bulten AB	439	2,932
Bure Equity AB	1,837	74,664
Byggmax Group AB	1,875	7,732
Camurus AB (a)	1,219	77,686
Castellum AB (a)	14,802	217,359
Catella AB	1,334	3,955
Catena AB (d)	1,166	66,717
Cellavision AB	432	12,487
Cibus Nordic Real Estate AB publ (d)	2,098	36,448
Cint Group AB (a) (d)	6,300	6,116
Clas Ohlson AB Class B	1,423	23,668
Cloetta AB Class B	6,918	16,693
Coor Service Management Holding AB (b)	3,224	14,338
Corem Property Group AB Class B (d)	18,003	18,418
Corem Property Group AB Class D	208	5,746
Ctek AB (a)	1,053	1,967
CTT Systems AB	293	7,862
Dios Fastigheter AB	3,952	34,133
Dometic Group AB (b)	10,544	62,828
Duni AB	1,121	11,700
Dustin Group AB (a) (b)	10,750	8,850
Dynavox Group AB (a)	3,306	19,601
Eastnine AB	1,624	7,113
Elanders AB Class B	507	4,617
Electrolux AB Class B (a)	7,996	77,731
Electrolux Professional AB Class B	7,658	50,617
Elekta AB Class B	12,541	89,573
Embracer Group AB (a)	31,473	81,938
Enea AB (a)	511	4,396
Engcon AB (d)	1,368	15,817
Eolus Vind AB Class B (d)	818	4,180
Ependion AB	632	7,133
Epiroc AB Class A	22,000	476,392
Security Description	Shares	Value
Epiroc AB Class B	13,459	$255,329
EQT AB (d)	28,023	960,676
Essity AB Class A	712	22,301
Essity AB Class B	20,981	655,928
Evolution AB (b)	6,523	642,223
Fabege AB	8,083	80,219
Fagerhult Group AB	2,995	19,205
Fasadgruppen Group AB	1,319	5,361
Fastighets AB Balder Class B (a)	23,420	206,137
Fastighets AB Trianon (a)	1,941	4,710
Fastighetsbolaget Emilshus AB Class B (a)	1,975	9,099
FastPartner AB Class A	1,641	13,404
Ferronordic AB (a)	91	566
Fingerprint Cards AB Class B (a) (d)	10,365	88
FM Mattsson AB	751	3,778
Fortnox AB (d)	16,775	104,258
G5 Entertainment AB	300	2,702
GARO AB (d)	1,030	2,225
Getinge AB Class B	7,461	161,047
Granges AB	3,511	42,188
Green Landscaping Group AB (a) (b)	919	7,344
Gruvaktiebolaget Viscaria (a)	1,866	3,903
H & M Hennes & Mauritz AB Class B (d)	19,920	339,579
Hansa Biopharma AB (a) (d)	1,150	4,545
Hanza AB	852	4,509
Heba Fastighets AB Class B	2,311	8,470
Hemnet Group AB	2,724	100,451
Hexagon AB Class B	73,835	795,413
Hexatronic Group AB (a) (d)	5,688	28,966
Hexpol AB	8,781	90,958
HMS Networks AB	945	37,664
Hoist Finance AB (a) (b)	2,873	24,573
Holmen AB Class B (d)	2,926	126,836
Hufvudstaden AB Class A	3,949	54,035
Humana AB (a)	1,123	3,944
Husqvarna AB Class A	840	5,917
Husqvarna AB Class B (d)	11,853	83,022
IAR Systems Group AB	491	7,895
Immunovia AB (a)	535	28
Industrivarden AB Class A	5,146	190,476
Industrivarden AB Class C (d)	5,482	201,885
Indutrade AB	9,416	293,164
Instalco AB	7,559	31,171
Intrum AB (d)	2,479	11,736
Investment AB Latour Class B	5,088	158,965
Investment AB Oresund	1,163	14,640
Investor AB Class A	21,665	667,908
Investor AB Class B	63,062	1,944,442
INVISIO AB	1,236	28,167
Inwido AB	1,959	36,314
Irlab Therapeutics AB (a)	1,341	1,680
JM AB (d)	2,363	47,322

See accompanying notes to financial statements.
97

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
John Mattson Fastighetsforetagen AB (a)	1,030	$6,788
Karnell Group AB (a)	947	4,265
Karnov Group AB (a)	3,915	31,477
K-fast Holding AB (a)	2,047	5,190
Kinnevik AB Class A	319	2,609
Kinnevik AB Class B	8,312	67,715
Klarabo Sverige AB Class B (a)	3,292	6,511
KNOW IT AB	705	10,961
L E Lundbergforetagen AB Class B (d)	2,511	143,923
Lagercrantz Group AB Class B	6,716	126,812
Lifco AB Class B	7,788	256,768
Lime Technologies AB	300	10,137
Linc AB (a)	614	5,452
Lindab International AB	2,666	74,589
Logistea AB Class B (a)	27	49
Loomis AB	2,563	84,400
Maha Energy AB (a)	2,899	1,733
Medcap AB (a)	487	24,262
Medicover AB Class B	2,403	45,137
MEKO AB	1,424	19,808
Midsona AB Class B (a)	1,577	1,400
Mildef Group AB	1,017	8,558
MIPS AB	799	42,643
Modern Times Group MTG AB Class B (a)	3,642	28,384
Momentum Group AB	749	13,419
Munters Group AB (b) (d)	4,749	108,598
Mycronic AB	2,669	104,005
NCAB Group AB	6,814	45,341
NCC AB Class B	2,912	48,751
Nederman Holding AB	638	13,627
Net Insight AB Class B (a)	9,608	7,270
New Wave Group AB Class B (d)	2,926	32,965
Nibe Industrier AB Class B (d)	54,002	296,525
Nivika Fastigheter AB Class B (a)	1,019	4,574
Nobia AB (a)	14,807	7,822
Nolato AB Class B	6,506	35,878
Nordic Paper Holding AB	1,014	5,392
Nordic Waterproofing Holding AB	820	13,526
Nordisk Bergteknik AB Class B (a)	1,062	1,729
Nordnet AB publ (d)	5,052	121,408
Norion Bank AB (a)	3,528	14,426
Norva24 Group AB (a)	3,952	11,501
Note AB (a) (d)	628	7,050
NP3 Fastigheter AB	907	23,801
Nyfosa AB	5,592	66,420
OEM International AB Class B	3,188	37,174
Oncopeptides AB (a) (b) (d)	5,993	1,268
Orron Energy AB (a) (d)	6,301	5,157
Ovzon AB (a)	3,332	5,108
Pandox AB	3,390	67,890
Peab AB Class B	6,962	55,907
Platzer Fastigheter Holding AB Class B	2,901	31,595
Security Description	Shares	Value
PowerCell Sweden AB (a)	1,029	$4,720
Pricer AB Class B (a)	3,515	3,724
Proact IT Group AB	722	10,527
Probi AB	120	3,137
Q-Linea AB (a) (b)	598	172
Ratos AB Class B	7,126	24,366
RaySearch Laboratories AB	855	13,074
Rejlers AB	528	7,917
Rusta AB (d)	1,671	12,998
Rvrc Holding AB	1,260	5,882
Saab AB Class B	11,568	246,387
Sagax AB Class A	184	5,173
Sagax AB Class B	7,643	218,057
Sagax AB Class D (d)	3,436	11,288
Samhallsbyggnadsbolaget i Norden AB (d)	41,240	29,801
Samhallsbyggnadsbolaget i Norden AB Class D	5,051	4,848
Sandvik AB	36,917	826,359
Scandi Standard AB	1,994	16,544
Scandic Hotels Group AB (a) (b)	4,433	30,831
Sdiptech AB Class B (a)	1,158	34,043
Sectra AB Class B (d)	5,164	144,579
Securitas AB Class B (d)	17,602	223,832
Sedana Medical AB (a) (d)	2,712	6,421
Sivers Semiconductors AB (a)	3,332	1,512
Skandinaviska Enskilda Banken AB Class A	55,815	854,851
Skandinaviska Enskilda Banken AB Class C	515	7,926
Skanska AB Class B	13,063	272,946
SKF AB Class A	440	8,812
SKF AB Class B	11,842	235,985
SkiStar AB	1,423	23,149
SmartCraft ASA (a)	2,678	8,162
SSAB AB Class A	7,469	39,185
SSAB AB Class B	21,726	111,453
Stendorren Fastigheter AB (a)	417	8,413
Stillfront Group AB (a)	14,288	9,183
Storskogen Group AB Class B	54,075	51,927
Svedbergs Group AB	1,256	5,297
Svenska Cellulosa AB SCA Class A	714	10,383
Svenska Cellulosa AB SCA Class B	19,144	279,419
Svenska Handelsbanken AB Class A	53,457	549,779
Svenska Handelsbanken AB Class B (d)	1,217	16,016
Sweco AB Class B	6,932	117,692
Swedbank AB Class A	31,319	665,211
Swedish Logistic Property AB Class B (a)	5,481	19,736
Swedish Orphan Biovitrum AB (a)	7,892	254,591
SynAct Pharma AB (a)	819	763
Synsam AB	1,231	6,084
Systemair AB	3,305	29,409

See accompanying notes to financial statements.
98

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Tele2 AB Class B (d)	18,945	$214,745
Telefonaktiebolaget LM Ericsson Class A	1,994	15,127
Telefonaktiebolaget LM Ericsson Class B (d)	107,037	810,122
Telia Co. AB	81,374	263,631
Tethys Oil AB (d)	929	4,976
TF Bank AB (a)	195	5,079
Thule Group AB (b)	3,736	114,108
Tobii AB (a) (d)	3,302	756
Trelleborg AB Class B	7,421	285,665
Troax Group AB	1,319	27,716
Truecaller AB Class B (d)	8,183	31,096
VBG Group AB Class B	609	23,341
Vestum AB (a) (d)	8,908	9,192
Viaplay Group AB (a) (d)	23,597	1,758
Vicore Pharma Holding AB (a) (d)	1,973	1,403
Vitec Software Group AB Class B	1,216	63,100
Vitrolife AB (d)	2,476	62,385
VNV Global AB (a)	3,286	6,762
Volati AB	752	8,235
Volvo AB Class A	6,549	174,957
Volvo AB Class B	54,642	1,445,749
Volvo Car AB Class B (a) (d)	22,456	61,852
Wallenstam AB Class B (d)	17,190	99,969
Wihlborgs Fastigheter AB	9,297	107,492
XANO Industri AB Class B	634	4,616
Xvivo Perfusion AB (a)	939	47,336
		28,113,216
SWITZERLAND — 9.8%
ABB Ltd.	55,399	3,217,352
Accelleron Industries AG	3,313	172,179
Adecco Group AG	5,915	201,806
Alcon, Inc.	17,357	1,734,980
Allreal Holding AG	544	102,409
ALSO Holding AG	209	67,144
Arbonia AG (a)	1,736	26,630
Aryzta AG (a)	32,207	61,890
Ascom Holding AG	1,128	7,395
Autoneum Holding AG	105	14,912
Avolta AG	3,708	157,366
Bachem Holding AG (d)	1,062	89,638
Baloise Holding AG	1,570	321,054
Banque Cantonale de Geneve	31	9,481
Banque Cantonale Vaudoise	1,009	104,482
Barry Callebaut AG	118	219,060
Basellandschaftliche Kantonalbank	11	11,032
Basilea Pharmaceutica AG (a)	427	23,462
Belimo Holding AG	336	240,384
Bell Food Group AG	84	26,488
Berner Kantonalbank AG	181	48,922
BKW AG	698	126,932
Bossard Holding AG Class A (d)	203	57,275
Bucher Industries AG	230	104,564
Security Description	Shares	Value
Burckhardt Compression Holding AG	108	$77,586
Burkhalter Holding AG	234	24,744
Bystronic AG (d)	73	30,029
Cembra Money Bank AG	1,023	95,745
Chocoladefabriken Lindt & Spruengli AG (f)	33	426,803
Chocoladefabriken Lindt & Spruengli AG (f)	4	511,173
Cie Financiere Richemont SA Class A	18,602	2,950,563
Clariant AG	7,863	119,313
Comet Holding AG	288	113,862
Daetwyler Holding AG Bearer Shares	284	58,110
DKSH Holding AG	1,266	100,854
DocMorris AG (a) (d)	423	18,704
dormakaba Holding AG	101	74,952
Dottikon Es Holding AG (a)	112	34,388
DSM-Firmenich AG	6,358	877,402
EFG International AG	3,706	49,908
Emmi AG	85	87,161
EMS-Chemie Holding AG	228	191,903
Fenix Outdoor International AG	130	8,067
Flughafen Zurich AG	646	155,766
Forbo Holding AG	22	22,977
Fundamenta Real Estate AG	930	17,529
Galderma Group AG (a)	1,834	170,888
Galenica AG (b)	1,739	153,481
Geberit AG	1,139	744,526
Georg Fischer AG	2,728	206,488
Givaudan SA	278	1,529,156
Gurit Holding AG Class BR	96	3,016
Helvetia Holding AG	1,216	210,463
Huber & Suhner AG	512	53,170
Idorsia Ltd. (a) (d)	4,234	7,489
Implenia AG	404	15,158
Inficon Holding AG	74	107,024
International Workplace Group PLC	25,481	60,770
Interroll Holding AG (d)	26	79,059
Intershop Holding AG	204	28,875
Julius Baer Group Ltd.	7,151	431,493
Jungfraubahn Holding AG	194	40,477
Kardex Holding AG	203	66,660
Komax Holding AG	129	18,351
Kongsberg Automotive ASA (a)	27,211	4,097
Kuehne & Nagel International AG	1,891	517,388
Landis & Gyr Group AG	841	78,362
LEM Holding SA (d)	12	19,546
Leonteq AG (d)	308	9,858
Logitech International SA	5,263	471,427
Lonza Group AG	2,508	1,589,446
Luzerner Kantonalbank AG	640	48,026
Medacta Group SA (b)	197	29,192
Medmix AG (b)	805	9,867

See accompanying notes to financial statements.
99

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Meyer Burger Technology AG (a) (d)	962	$1,836
Mobilezone Holding AG	1,423	23,178
Mobimo Holding AG	284	91,743
Molecular Partners AG (a)	832	4,310
Novartis AG	69,821	8,041,148
OC Oerlikon Corp. AG	6,716	36,448
Orior AG (d)	204	12,358
Partners Group Holding AG	796	1,198,411
Peach Property Group AG (a)	308	3,549
PSP Swiss Property AG	1,631	239,560
Rieter Holding AG	101	11,770
Romande Energie Holding SA	439	25,501
Sandoz Group AG	15,001	627,213
Schindler Holding AG (f)	1,426	419,238
Schindler Holding AG (f)	729	207,841
Schweiter Technologies AG	21	10,618
Schweizerische Nationalbank (a)	2	8,559
Sensirion Holding AG (a) (b) (d)	388	33,577
SFS Group AG	644	100,774
SGS SA	5,403	604,255
Siegfried Holding AG	140	188,868
SIG Group AG	10,823	241,979
Sika AG	5,265	1,748,238
SKAN Group AG	420	39,682
Sonova Holding AG	1,691	609,005
St. Galler Kantonalbank AG Class A	99	48,646
Stadler Rail AG (d)	1,942	61,008
Straumann Holding AG	4,117	674,738
Sulzer AG	623	102,215
Swatch Group AG (d)	1,878	80,704
Swatch Group AG Bearer Shares (d)	1,018	218,733
Swiss Life Holding AG	1,021	854,515
Swiss Prime Site AG	2,665	299,656
Swisscom AG	899	588,818
Swissquote Group Holding SA	406	146,507
Tecan Group AG	439	144,885
Temenos AG	2,164	151,869
Thurgauer Kantonalbank	119	17,634
TX Group AG	104	17,458
u-blox Holding AG (d)	232	21,397
UBS Group AG	110,694	3,419,697
Valiant Holding AG	528	62,217
VAT Group AG (b)	937	478,525
Vetropack Holding AG (d)	491	18,510
Vontobel Holding AG	941	61,688
VZ Holding AG	527	84,590
Walliser Kantonalbank	129	17,281
Ypsomed Holding AG	114	55,679
Zehnder Group AG	308	20,228
Zug Estates Holding AG Class B	7	15,352
Zuger Kantonalbank Class BR	4	39,737
Zurich Insurance Group AG	5,064	3,060,432
		45,190,507
Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)	38,314	$58,896
UKRAINE — 0.0% (e)
Ferrexpo PLC (a)	9,850	6,375
UNITED ARAB EMIRATES — 0.0% (e)
Shelf Drilling Ltd. (a) (b)	4,567	7,579
UNITED KINGDOM — 17.5%
3i Group PLC	33,481	1,484,266
4imprint Group PLC	942	62,925
abrdn PLC	62,503	136,950
Admiral Group PLC	9,446	352,744
AG Barr PLC	3,233	27,060
AJ Bell PLC	11,920	71,870
Allfunds Group PLC	14,321	88,226
Alpha Group International PLC	1,330	39,426
Alphawave IP Group PLC (a) (d)	11,708	16,364
AO World PLC (a)	16,362	24,669
Argo Blockchain PLC (a)	8,711	1,061
Ascential PLC	8,894	67,583
Ashmore Group PLC	16,775	46,127
Ashtead Group PLC	15,519	1,204,437
ASOS PLC (a) (d)	2,380	13,683
Associated British Foods PLC	10,950	342,666
Assura PLC REIT	102,585	58,481
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	7,371	11,904
AstraZeneca PLC	53,823	8,366,008
Auction Technology Group PLC (a)	3,184	17,938
Auto Trader Group PLC (b)	30,937	360,114
Aviva PLC	92,593	600,629
Avon Technologies PLC	942	15,415
B&M European Value Retail SA	33,242	185,134
Babcock International Group PLC	8,498	53,871
BAE Systems PLC	105,104	1,744,642
Balfour Beatty PLC	18,379	106,204
Baltic Classifieds Group PLC	17,053	69,308
Barclays PLC	513,458	1,546,535
Barratt Developments PLC	48,206	309,533
Beazley PLC	23,079	235,583
Bellway PLC	4,261	177,980
Berkeley Group Holdings PLC	3,588	227,162
Big Yellow Group PLC REIT	6,962	118,412
Bloomsbury Publishing PLC	2,557	23,117
Bodycote PLC	6,433	51,946
Breedon Group PLC	9,738	55,906
Bridgepoint Group PLC (b)	20,493	94,725
British American Tobacco PLC	68,879	2,516,725
British Land Co. PLC REIT	32,756	191,303
Britvic PLC	7,988	136,612
BT Group PLC (d)	220,654	437,746
Bunzl PLC	11,814	560,022
Burberry Group PLC	12,997	122,209
Bytes Technology Group PLC	7,761	53,613
Cab Payments Holdings PLC (a)	4,441	6,219

See accompanying notes to financial statements.
100

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Capita PLC (a) (d)	56,222	$14,359
Capricorn Energy PLC	2,788	7,442
Centrica PLC	181,825	284,499
Ceres Power Holdings PLC (a) (d)	3,941	14,865
Chemring Group PLC	9,501	46,835
Clarkson PLC	1,119	55,236
Close Brothers Group PLC	5,097	28,140
CLS Holdings PLC REIT	5,708	7,120
Coats Group PLC	55,589	74,863
Compass Group PLC	61,789	1,984,162
Computacenter PLC	2,805	93,084
Concentric AB	1,332	28,778
ConvaTec Group PLC (b)	57,993	176,581
Cranswick PLC	1,935	130,295
Crest Nicholson Holdings PLC	8,613	22,297
Croda International PLC	4,646	262,800
Currys PLC (a)	39,433	47,313
Darktrace PLC (a)	21,139	163,550
DCC PLC	3,536	241,656
Deliveroo PLC (a) (b)	39,436	81,727
Derwent London PLC REIT	3,544	114,185
DFS Furniture PLC	8,179	13,275
Diageo PLC	76,924	2,685,826
Diploma PLC	4,738	281,795
Direct Line Insurance Group PLC	45,705	114,827
DiscoverIE Group PLC	3,222	26,277
Domino's Pizza Group PLC	11,045	44,564
Dowlais Group PLC	46,115	36,093
Dr. Martens PLC	21,629	16,334
Drax Group PLC	14,502	125,370
DS Smith PLC	48,089	297,880
Dunelm Group PLC	4,240	65,632
easyJet PLC	13,264	92,517
Elementis PLC	19,554	42,700
Empiric Student Property PLC REIT	20,288	26,506
EnQuest PLC (a)	72,029	9,990
Entain PLC	22,431	229,630
Essentra PLC	9,738	19,959
Evoke PLC (a) (d)	12,849	11,194
FDM Group Holdings PLC	3,115	16,086
Firstgroup PLC	20,910	40,978
Foresight Group Holdings Ltd.	3,040	21,204
Forterra PLC (b)	6,749	15,752
Frasers Group PLC (a)	4,010	44,832
Future PLC	3,746	50,800
Games Workshop Group PLC	1,153	166,257
Genuit Group PLC	8,487	54,586
Genus PLC	2,187	58,817
Grafton Group PLC CDI	6,631	92,574
Grainger PLC	22,457	73,951
Great Portland Estates PLC REIT	12,235	58,425
Greggs PLC	3,597	150,728
Gym Group PLC (a) (b)	5,567	11,500
Halfords Group PLC	8,425	16,996
Halma PLC	13,157	460,263
Security Description	Shares	Value
Hammerson PLC REIT	14,437	$61,572
Harbour Energy PLC	20,494	73,177
Hargreaves Lansdown PLC	12,227	182,786
Hays PLC	55,702	69,336
Headlam Group PLC	2,668	4,813
Helical PLC REIT	3,444	10,394
Henry Boot PLC	3,702	11,272
Hill & Smith PLC	2,681	73,721
Hilton Food Group PLC	3,023	36,413
Hiscox Ltd.	11,367	174,732
Hollywood Bowl Group PLC	5,679	23,614
Howden Joinery Group PLC	19,533	237,639
HSBC Holdings PLC	639,431	5,739,730
Hunting PLC	5,203	26,171
Ibstock PLC (b)	13,778	34,375
IG Group Holdings PLC	13,416	165,649
IMI PLC	9,542	231,921
Imperial Brands PLC	27,475	800,828
Inchcape PLC	14,632	156,326
Indivior PLC (a)	4,563	45,078
Informa PLC	46,466	511,207
IntegraFin Holdings PLC	11,046	54,821
InterContinental Hotels Group PLC	5,807	633,731
Intermediate Capital Group PLC	10,310	308,117
International Consolidated Airlines Group SA	85,639	235,947
International Distribution Services PLC	16,650	76,470
Intertek Group PLC	5,598	387,458
Investec PLC	18,739	143,021
IP Group PLC (a)	33,754	22,502
ITV PLC	125,701	134,971
J D Wetherspoon PLC (a)	3,438	34,195
J Sainsbury PLC	62,842	249,002
JD Sports Fashion PLC	89,028	183,963
John Wood Group PLC (a)	22,874	38,874
Johnson Matthey PLC	6,290	128,328
Jupiter Fund Management PLC	15,417	17,929
Just Eat Takeaway.com NV (a) (b) (d) (f)	5,915	89,020
Just Eat Takeaway.com NV (a) (b) (f)	1,156	17,367
Just Group PLC	34,800	64,977
Kainos Group PLC	2,995	35,473
Keller Group PLC	2,699	58,504
Kier Group PLC	13,983	25,846
Kingfisher PLC	65,808	284,234
Lancashire Holdings Ltd.	8,688	80,061
Land Securities Group PLC REIT	25,970	226,775
Legal & General Group PLC	205,346	623,322
Liontrust Asset Management PLC	2,075	16,254
Lloyds Banking Group PLC	2,165,824	1,708,214
London Stock Exchange Group PLC	17,705	2,427,106
LondonMetric Property PLC REIT	72,158	198,224
M&G PLC	83,269	231,651

See accompanying notes to financial statements.
101

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Man Group PLC	42,536	$120,844
Marks & Spencer Group PLC	71,350	356,598
Marshalls PLC	8,693	38,829
Marston's PLC (a)	20,694	11,520
Melrose Industries PLC	44,518	272,118
Mitchells & Butlers PLC (a)	8,923	35,368
Mitie Group PLC	45,475	72,099
MJ Gleeson PLC	1,840	15,549
Mobico Group PLC (a) (d)	18,110	17,867
Molten Ventures PLC (a)	6,412	34,747
MONY Group PLC	18,012	51,027
Moonpig Group PLC (a)	9,413	25,820
Morgan Advanced Materials PLC	9,614	35,657
Morgan Sindall Group PLC	1,461	60,359
National Grid PLC	178,037	2,459,741
NatWest Group PLC	243,763	1,124,454
NCC Group PLC	9,840	23,520
Next PLC	4,139	543,081
Ninety One PLC	9,124	21,368
Ocado Group PLC (a)	21,321	109,906
On the Beach Group PLC (b)	4,996	9,355
OSB Group PLC	14,701	76,708
Oxford Biomedica PLC (a)	2,378	11,977
Oxford Instruments PLC	1,787	50,936
Oxford Nanopore Technologies PLC (a)	22,544	48,111
Pagegroup PLC	11,066	57,414
Paragon Banking Group PLC	7,996	83,390
Pearson PLC	23,027	313,042
Pennon Group PLC	10,156	80,647
Pepco Group NV (a)	5,391	28,836
Persimmon PLC	10,989	242,253
Pets at Home Group PLC	16,861	69,071
Phoenix Group Holdings PLC	30,246	226,992
Picton Property Income Ltd. REIT	17,080	17,091
Pinewood Technologies Group PLC	2,198	10,452
Playtech PLC (a)	10,357	104,470
Premier Foods PLC	21,933	53,956
Primary Health Properties PLC REIT	44,035	60,248
PZ Cussons PLC	10,880	14,068
QinetiQ Group PLC	17,500	105,490
Quilter PLC (b)	40,625	72,420
Rathbones Group PLC	2,156	51,766
Reach PLC	10,336	12,921
Reckitt Benckiser Group PLC	24,184	1,484,742
RELX PLC	66,012	3,107,049
Renewi PLC	2,487	21,283
Renishaw PLC	1,148	57,668
Rentokil Initial PLC	86,659	423,578
Rightmove PLC	27,517	227,882
Rolls-Royce Holdings PLC (a)	295,385	2,088,843
Rotork PLC	30,073	134,488
RS Group PLC	16,134	175,295
S4 Capital PLC (a) (d)	15,119	7,860
Security Description	Shares	Value
Sabre Insurance Group PLC (b)	8,405	$15,964
Safestore Holdings PLC REIT	7,571	91,094
Sage Group PLC	34,413	472,908
Savills PLC	4,842	77,028
Schroders PLC	34,449	161,359
Segro PLC REIT	42,483	498,045
Senior PLC	13,258	27,173
Serco Group PLC	41,142	98,231
Severn Trent PLC	9,351	331,385
Shaftesbury Capital PLC REIT	53,076	104,797
Smith & Nephew PLC	30,289	470,474
Smiths Group PLC	12,208	274,612
Softcat PLC	4,683	97,489
Spectris PLC	3,706	135,610
Spirax Group PLC	2,571	259,163
Spire Healthcare Group PLC (b)	8,883	28,060
Spirent Communications PLC (a)	20,595	47,128
SSE PLC	38,310	967,619
SSP Group PLC	26,694	57,039
St. James's Place PLC	18,532	182,457
Standard Chartered PLC	73,052	777,047
SThree PLC	4,237	21,369
Subsea 7 SA	8,183	132,464
Synthomer PLC (a)	4,066	12,108
Tate & Lyle PLC	14,031	128,450
Taylor Wimpey PLC	125,434	276,436
Telecom Plus PLC	2,666	66,085
Tesco PLC	240,656	1,157,897
THG PLC (a)	24,904	18,373
TORM PLC Class A	1,439	49,033
TP ICAP Group PLC	26,509	84,094
Trainline PLC (a) (b)	15,843	70,001
Travis Perkins PLC	7,474	92,834
Treatt PLC (d)	1,882	11,322
Tritax Big Box REIT PLC	75,830	161,828
Trustpilot Group PLC (a) (b)	11,590	35,134
TT Electronics PLC	5,477	7,023
Unilever PLC	87,547	5,682,491
UNITE Group PLC REIT	13,004	163,963
United Utilities Group PLC	23,693	332,266
Vanquis Banking Group PLC	8,289	6,593
Vesuvius PLC	9,199	48,184
Victrex PLC	2,908	37,914
Videndum PLC (a)	2,364	8,022
Virgin Money U.K. PLC	37,561	109,632
Vistry Group PLC (a)	10,780	188,844
Vodafone Group PLC	797,467	802,689
Volution Group PLC	6,399	52,616
Watches of Switzerland Group PLC (a) (b)	8,511	54,455
Weir Group PLC	9,132	265,318
WH Smith PLC	4,568	89,336
Whitbread PLC	6,497	273,120
Wickes Group PLC	8,180	19,223
Wise PLC Class A (a)	24,407	219,838
Workspace Group PLC REIT	5,100	44,466

See accompanying notes to financial statements.
102

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
WPP PLC	37,686	$385,798
XPS Pensions Group PLC	5,363	20,790
Zegona Communications PLC (a)	5,618	27,430
Zigup PLC	8,299	42,858
		80,531,822
UNITED STATES — 10.7%
BP PLC	594,757	3,124,892
Carnival PLC (a)	4,753	77,653
Diversified Energy Co. PLC (d)	1,737	19,665
Experian PLC	31,932	1,683,724
Ferrovial SE (d)	16,909	728,055
GSK PLC	149,232	3,035,612
Haleon PLC	258,524	1,362,463
Holcim AG	18,731	1,833,242
HUUUGE, Inc. (a) (b)	1,241	5,868
Nestle SA	90,961	9,161,338
PolyPeptide Group AG (a) (b)	515	18,621
Profoto Holding AB	530	2,792
PureTech Health PLC (a)	8,304	16,351
Qiagen NV (a)	7,751	350,086
REC Silicon ASA (a)	9,746	8,642
RHI Magnesita NV	731	33,632
Roche Holding AG	24,393	7,824,961
Roche Holding AG Bearer Shares (d)	1,024	351,308
Sanofi SA	39,943	4,587,117
Schneider Electric SE	19,986	5,268,531
Shell PLC (f)	91,608	2,979,799
Shell PLC (f)	125,925	4,155,025
Signify NV (b)	4,443	104,924
Sinch AB (a) (b)	24,592	74,092
Stellantis NV (f)	28,528	394,863
Stellantis NV (f)	45,298	627,285
Swiss Re AG	10,042	1,389,249
Tenaris SA	15,371	242,483
		49,462,273
TOTAL COMMON STOCKS (Cost $453,087,316)		458,763,220

PREFERRED STOCKS — 0.0% (e)
SWEDEN — 0.0% (e)
Corem Property Group AB Preference Shares 6.93% (Cost $7,940)	334	9,506
RIGHTS — 0.0% (e)
BELGIUM — 0.0% (e)
Montea NV (expiring 10/03/24) (a) (d)	641	579
DENMARK — 0.0%
Atlantic Sapphire ASA (expiring 10/04/24) (a)	35,350	—
Security Description	Shares	Value
SWEDEN — 0.0% (e)
Vicore Pharma Holding AB (expiring 10/04/24) (a) (d)	1,897	$19
TOTAL RIGHTS (Cost $16,743)		598
WARRANTS — 0.0% (e)
ITALY — 0.0% (e)
Fincantieri SpA (expiring 09/30/26) (a) (d)	972	160
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
TOTAL WARRANTS (Cost $0)		160
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	443,364	443,364
State Street Navigator Securities Lending Portfolio II (i) (j)	3,923,584	3,923,584
TOTAL SHORT-TERM INVESTMENTS (Cost $4,366,948)		4,366,948
TOTAL INVESTMENTS — 100.4% (Cost $457,478,947)		463,140,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,976,391)
NET ASSETS — 100.0%		$461,164,041
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2024.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
103

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$458,650,606	$112,614	$0(a)	$458,763,220
Preferred Stocks	9,506	—	—	9,506
Rights	579	19	—	598
Warrants	160	—	0(a)	160
Short-Term Investments	4,366,948	—	—	4,366,948
TOTAL INVESTMENTS	$463,027,799	$112,633	$0	$463,140,432
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	19.4%
Industrials	17.8
Health Care	14.8
Consumer Staples	9.9
Consumer Discretionary	9.8
Information Technology	7.4
Materials	6.3
Energy	4.7
Utilities	4.0
Communication Services	3.5
Real Estate	1.9
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,626	$184,663	$9,290,893	$9,475,523	$(33)	$—	—	$—	$14,050
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,294,715	1,851,351	—	—	443,364	443,364	1,545
State Street Navigator Securities Lending Portfolio II	1,704,410	1,704,410	36,747,116	34,527,942	—	—	3,923,584	3,923,584	44,254
Total		$1,889,073	$48,332,724	$45,854,816	$(33)	$—		$4,366,948	$59,849
See accompanying notes to financial statements.
104

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Arcadium Lithium PLC (b)	4,140	$11,799
AUSTRALIA — 1.8%
Alpha HPA Ltd. (b)	70,666	54,172
AMP Ltd.	66,260	61,137
ANZ Group Holdings Ltd.	17,439	368,757
Audinate Group Ltd. (b) (c)	3,888	26,380
Aussie Broadband Ltd. (c)	9,326	24,909
Bellevue Gold Ltd. (b) (c)	63,697	58,331
BHP Group Ltd. (c)	30,081	959,126
Boss Energy Ltd. (b)	18,338	41,855
Brambles Ltd.	49,410	652,314
Capricorn Metals Ltd. (b)	2,797	11,157
Centuria Capital Group REIT (c)	30,716	44,536
Champion Iron Ltd. (c)	5,760	29,371
Clinuvel Pharmaceuticals Ltd. (c)	1,749	17,011
Codan Ltd.	1,113	12,447
Coles Group Ltd.	22,571	282,795
Commonwealth Bank of Australia (c)	9,048	849,850
Coronado Global Resources, Inc. CDI (d)	12,622	10,552
De Grey Mining Ltd. (b)	29,201	28,159
Deep Yellow Ltd. (b) (c)	33,165	31,636
Deterra Royalties Ltd.	8,253	23,131
DroneShield Ltd. (b)	34,663	32,825
Emerald Resources NL (b) (c)	9,225	24,703
Endeavour Group Ltd.	8,529	29,703
Firefinch Ltd. (b) (c) (e)	22,838	951
Fortescue Ltd. (c)	35,422	508,191
Genesis Minerals Ltd. (b)	35,103	50,167
Glencore PLC (b)	38,862	222,949
Gold Road Resources Ltd.	6,764	8,024
Helia Group Ltd.	8,602	24,229
HMC Capital Ltd. REIT	15,396	87,584
Iluka Resources Ltd. (c)	8,253	39,907
Ingenia Communities Group REIT (c)	14,163	49,423
Insurance Australia Group Ltd.	110,208	562,722
Lendlease Corp. Ltd. Stapled Security	58,275	287,041
Leo Lithium Ltd. (b) (c)	18,904	6,623
Liontown Resources Ltd. (b) (c)	15,013	8,384
Lynas Rare Earths Ltd. (b) (c)	5,150	28,654
Macquarie Group Ltd.	10,432	1,681,709
Mader Group Ltd. (c)	4,926	16,950
Megaport Ltd. (b) (c)	9,454	48,010
Mesoblast Ltd. (b)	19,319	15,681
Nanosonics Ltd. (b) (c)	15,125	38,719
National Australia Bank Ltd.	21,986	569,692
Neuren Pharmaceuticals Ltd. (b)	3,517	36,940
Northern Star Resources Ltd.	1,035	11,467
Nufarm Ltd. (c)	1,682	4,633
Nuix Ltd. (b)	1,806	8,219
Security Description	Shares	Value
Objective Corp. Ltd. (c)	4,761	$48,256
oOh!media Ltd. (c)	5,708	5,207
Origin Energy Ltd.	36,732	255,083
Orora Ltd.	4,082	7,731
Paladin Energy Ltd. (b)	2,180	17,468
Pepper Money Ltd.	21,472	20,259
Perseus Mining Ltd.	13,750	24,897
Pilbara Minerals Ltd. (b) (c)	17,854	40,503
PolyNovo Ltd. (b) (c)	72,393	131,081
Pro Medicus Ltd. (c)	3,062	378,650
QBE Insurance Group Ltd.	17,326	198,809
Ramelius Resources Ltd. (c)	20,698	31,590
Region RE Ltd. REIT	736,054	1,169,360
Regis Resources Ltd. (b)	4,775	6,758
Rio Tinto Ltd.	1,202	107,680
Rio Tinto PLC	15,673	1,114,007
Santos Ltd.	30,943	150,696
Scentre Group REIT	51,594	130,646
Silex Systems Ltd. (b) (c)	8,701	25,956
SiteMinder Ltd. (b) (c)	10,935	47,945
Sonic Healthcare Ltd.	27,368	517,004
South32 Ltd. (c)	15,135	38,593
Spartan Resources Ltd. (b) (c)	11,574	11,562
Suncorp Group Ltd.	36,192	454,208
Telix Pharmaceuticals Ltd. (b) (c)	9,429	135,603
Temple & Webster Group Ltd. (b) (c)	8,460	77,883
Transurban Group Stapled Security	50,927	463,891
Vault Minerals Ltd. (b)	157,120	35,426
Vicinity Ltd. REIT	191,715	293,935
WA1 Resources Ltd. (b)	498	5,210
Wesfarmers Ltd.	22,571	1,102,838
West African Resources Ltd. (b)	44,630	53,719
Westgold Resources Ltd. (c)	18,438	34,153
Westgold Resources Ltd. (b)	7,894	14,082
Westpac Banking Corp.	25,413	559,232
Woodside Energy Group Ltd. (c)	17,700	309,440
Woolworths Group Ltd. (c)	8,529	197,036
Zip Co. Ltd. (b)	59,879	114,238
		16,322,361
AUSTRIA — 0.1%
DO & Co. AG (b)	3,509	531,040
Kontron AG	1,377	24,681
OMV AG	4,645	198,860
Schoeller-Bleckmann Oilfield Equipment AG	3,201	103,066
		857,647
BAHAMAS — 0.0% (a)
OneSpaWorld Holdings Ltd.	4,072	67,229
BELGIUM — 0.3%
Anheuser-Busch InBev SA	8,774	581,462
KBC Group NV	2,517	200,626
Liberty Global Ltd. Class C (b)	11,781	254,588

See accompanying notes to financial statements.
105

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Solvay SA (c)	3,335	$131,015
Syensqo SA	3,335	296,311
UCB SA	5,687	1,028,210
		2,492,212
BRAZIL — 0.6%
Ambev SA ADR	75,111	183,271
Armac Locacao Logistica E Servicos SA	46,311	67,522
Azul SA Preference Shares (b)	23,131	26,504
Banco Bradesco SA ADR	106,542	283,402
Banco Pan SA Preference Shares	6,154	11,357
Brava Energia	900	2,914
Cia Brasileira de Aluminio (b)	50,325	50,641
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	9,342
Cia Energetica de Minas Gerais ADR	16,654	34,307
Cia Siderurgica Nacional SA ADR (c)	36,933	88,270
Cury Construtora e Incorporadora SA	6,128	25,161
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,166	23,234
Direcional Engenharia SA	3,768	20,930
Embraer SA (b)	10,911	96,111
ERO Copper Corp. (b)	590	13,150
Ez Tec Empreendimentos e Participacoes SA	10,907	27,098
Gerdau SA ADR	41,995	146,982
Grupo SBF SA	6,488	19,658
Hidrovias do Brasil SA (b)	19,958	12,570
Inter & Co., Inc. Class A	712	4,742
Itau Unibanco Holding SA ADR	71,858	477,856
Karoon Energy Ltd. (c)	9,198	9,986
LWSA SA (b) (d)	36,948	28,360
Marfrig Global Foods SA (b)	3,605	9,029
MercadoLibre, Inc. (b)	464	952,109
Mills Locacao Servicos e Logistica SA	11,928	24,225
Minerva SA (b)	12,678	14,760
NU Holdings Ltd. Class A (b)	17,252	235,490
Oncoclinicas do Brasil Servicos Medicos SA (b)	18,716	15,500
Petroleo Brasileiro SA ADR (f)	46,611	614,799
Petroleo Brasileiro SA ADR (f)	19,023	274,121
Petroreconcavo SA	8,634	28,094
PRIO SA	58,006	461,530
Santos Brasil Participacoes SA	3,574	9,687
Schulz SA Preference Shares	21,560	24,348
Serena Energia SA (b)	59,510	89,170
Vale SA ADR	57,652	673,375
Wheaton Precious Metals Corp.	6,864	419,680
Yara International ASA	4,198	133,162
		5,642,447
Security Description	Shares	Value
BURKINA FASO — 0.0% (a)
IAMGOLD Corp. (b) (c)	4,767	$25,018
CANADA — 2.8%
Advantage Energy Ltd. (b) (c)	27,085	189,462
Agnico Eagle Mines Ltd.	3,327	268,312
Alamos Gold, Inc. Class A	866	17,276
Altius Minerals Corp. (c)	7,258	139,900
AtkinsRealis Group, Inc. (c)	6,128	249,257
Aurinia Pharmaceuticals, Inc. (b)	6,857	50,262
Aya Gold & Silver, Inc. (b)	7,457	97,149
B2Gold Corp. (c)	10,168	31,461
Ballard Power Systems, Inc. (b) (c)	28,731	51,679
Bank of Montreal	6,125	553,311
Bank of Nova Scotia (c)	7,339	400,319
Barrick Gold Corp.	9,838	195,893
Birchcliff Energy Ltd. (c)	3,779	15,945
Bitfarms Ltd. (b) (c)	8,016	16,911
BlackBerry Ltd. (b) (c)	5,340	14,072
Bombardier, Inc. Class B (b) (c)	1,470	111,979
Brookfield Asset Management Ltd. Class A (c)	5,972	282,653
Brookfield Corp.	23,557	1,252,525
Brookfield Wealth Solutions Ltd.	193	10,279
Calibre Mining Corp. (b)	30,186	58,319
Cameco Corp. (c)	13,201	631,346
Canada Goose Holdings, Inc. (b) (c)	1,622	20,339
Canadian Imperial Bank of Commerce (c)	5,302	325,589
Canadian National Railway Co.	10,677	1,251,650
Canadian Natural Resources Ltd.	21,340	709,411
Canadian Pacific Kansas City Ltd. (c)	11,233	961,783
Canadian Tire Corp. Ltd. Class A (c)	2,665	319,753
Cenovus Energy, Inc.	13,691	229,239
Converge Technology Solutions Corp. (c)	4,155	14,209
Coveo Solutions, Inc. (b)	7,318	33,260
Cronos Group, Inc. (b) (c)	2,126	4,705
Docebo, Inc. (b) (c)	3,558	157,179
Dundee Precious Metals, Inc.	7,958	80,702
Enbridge, Inc. (c)	14,651	595,822
Enerflex Ltd.	1,320	7,875
EQB, Inc. (c)	315	24,308
Equinox Gold Corp. (b)	3,710	22,656
Filo Corp. (b)	875	20,875
First Majestic Silver Corp. (c)	28,505	171,332
Fission Uranium Corp. (b) (c)	43,632	33,266
Fortuna Mining Corp. (b)	4,998	23,271
George Weston Ltd.	727	122,158
Headwater Exploration, Inc. (c)	926	4,339
Hut 8 Corp. (b) (c)	1,216	14,908
IGM Financial, Inc. (c)	4,157	124,868

See accompanying notes to financial statements.
106

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Imperial Oil Ltd.	7,711	$543,101
Jamieson Wellness, Inc. (c) (d)	2,114	54,941
Just Energy Group, Inc. (b) (e)	352	—
K92 Mining, Inc. (b)	3,300	19,224
Kinaxis, Inc. (b)	283	33,657
Kinross Gold Corp.	22,908	214,845
Lightspeed Commerce, Inc. (b) (c)	1,940	32,023
Lithium Americas Argentina Corp. (b) (c)	3,919	12,851
Lithium Americas Corp. (b) (c)	3,919	10,588
Loblaw Cos. Ltd. (c)	8,636	1,151,168
MAG Silver Corp. (b) (c)	1,282	18,059
Manulife Financial Corp. (c)	19,588	579,542
MEG Energy Corp. (c)	2,780	52,289
Minto Apartment Real Estate Investment Trust (d)	7,699	96,255
MTY Food Group, Inc. (c)	4,329	148,300
National Bank of Canada (c)	14,653	1,385,524
New Gold, Inc. (b)	6,593	19,131
NexGen Energy Ltd. (b) (c)	38,353	250,397
Novagold Resources, Inc. (b) (c)	2,398	9,887
Nutrien Ltd. (c)	5,785	278,298
Nuvei Corp. (d)	1,065	35,554
Onex Corp. (c)	9,187	644,202
Orla Mining Ltd. (b)	1,559	6,278
Osisko Mining, Inc. (b)	34,532	124,483
Pan American Silver Corp.	4,057	84,807
Patriot Battery Metals, Inc. (b)	5,580	17,224
Rogers Communications, Inc. Class B	14,957	602,066
Royal Bank of Canada (c)	13,439	1,679,191
Sandstorm Gold Ltd.	1,132	6,804
Shopify, Inc. Class A (b) (c)	11,845	950,002
Silvercorp Metals, Inc.	9,899	43,159
SilverCrest Metals, Inc. (b) (c)	46,892	435,615
Skeena Resources Ltd. (b)	2,132	18,133
Slate Grocery REIT Class U,	15,237	158,579
SSR Mining, Inc.	9,614	54,655
Sun Life Financial, Inc. (c)	15,122	878,138
Suncor Energy, Inc. (c)	21,535	795,756
SunOpta, Inc. (b) (c)	795	5,102
Taseko Mines Ltd. (b)	3,850	9,775
TC Energy Corp. (c)	10,145	482,788
Teck Resources Ltd. Class B	7,684	401,790
TELUS Corp.	52,778	886,438
Tilray Brands, Inc. (b) (c) (f)	6,665	11,730
Tilray Brands, Inc. (b) (c) (f)	3,631	6,397
Torex Gold Resources, Inc. (b)	857	16,373
Toronto-Dominion Bank	17,967	1,137,376
TransAlta Corp.	24,027	249,349
Triple Flag Precious Metals Corp.	501	8,122
Veren, Inc. (c)	6,955	42,885
Voyager Digital Ltd. (b)	6,606	1
Well Health Technologies Corp. (b)	2,026	6,644
Security Description	Shares	Value
Wesdome Gold Mines Ltd. (b) (c)	10,012	$94,047
		24,715,350
CHILE — 0.0% (a)
Aguas Andinas SA Class A	28,728	8,895
Cia Cervecerias Unidas SA	903	5,330
Embotelladora Andina SA Class B, Preference Shares	27,811	93,849
Enel Chile SA ADR	4,652	12,979
Inversiones Aguas Metropolitanas SA	12,101	9,474
Parque Arauco SA	10,520	18,558
Plaza SA	6,292	10,806
Sociedad Quimica y Minera de Chile SA ADR (c)	1,123	46,807
Vina Concha y Toro SA	11,637	14,344
		221,042
CHINA — 2.8%
AAC Technologies Holdings, Inc.	2,500	10,267
Accelink Technologies Co. Ltd. Class A	2,400	11,526
AECC Aero-Engine Control Co. Ltd. Class A	29,400	92,208
Agricultural Bank of China Ltd. Class H	326,000	153,609
AK Medical Holdings Ltd. (c) (d)	28,000	18,925
Akeso, Inc. (b) (c) (d)	14,000	123,643
Alibaba Group Holding Ltd.	155,500	2,202,124
Alibaba Group Holding Ltd. ADR	2,184	231,766
Alibaba Health Information Technology Ltd. (b) (c)	86,000	59,234
A-Living Smart City Services Co. Ltd. (c) (d)	2,500	1,117
Aluminum Corp. of China Ltd. Class A	8,800	11,191
Amlogic Shanghai Co. Ltd. Class A	1,802	18,114
Anhui Conch Cement Co. Ltd. Class H (c)	6,000	17,650
Anhui Gujing Distillery Co. Ltd. Class A	600	17,405
Anhui Gujing Distillery Co. Ltd. Class B	3,600	58,026
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	9,592
Anjoy Foods Group Co. Ltd. Class A	700	9,936
ANTA Sports Products Ltd.	11,400	138,620
Ascentage Pharma Group International (b) (c) (d)	19,200	101,963
Autohome, Inc. ADR	642	20,942
Avicopter PLC Class A	11,300	67,361
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	21,000	24,215

See accompanying notes to financial statements.
107

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Baidu, Inc. Class A (b)	23,910	$325,059
Bank of China Ltd. Class H	898,000	424,288
Bank of Communications Co. Ltd. Class H	260,000	199,498
BeiGene Ltd. (b)	4,131	76,956
Beijing Enlight Media Co. Ltd. Class A	9,000	11,445
Bilibili, Inc. Class Z (b)	1,995	49,775
BOE Varitronix Ltd. (c)	57,000	42,048
BYD Co. Ltd. Class A	2,500	109,775
BYD Co. Ltd. Class H	11,500	420,174
Canggang Railway Ltd. (c)	32,000	4,037
Cathay Biotech, Inc. Class A	13,105	89,019
CGN New Energy Holdings Co. Ltd.	14,000	4,650
China CITIC Bank Corp. Ltd. Class H	62,000	39,591
China Conch Venture Holdings Ltd. (c)	5,000	4,937
China Construction Bank Corp. Class H	980,000	741,860
China Foods Ltd.	60,000	21,397
China Gas Holdings Ltd.	21,600	20,105
China Life Insurance Co. Ltd. Class H	96,000	193,051
China Meidong Auto Holdings Ltd.	2,000	744
China Mengniu Dairy Co. Ltd.	58,000	139,633
China Merchants Bank Co. Ltd. Class H (c)	129,674	643,570
China Merchants Energy Shipping Co. Ltd. Class A	7,700	8,846
China Minsheng Banking Corp. Ltd. Class H	43,500	17,753
China Overseas Land & Investment Ltd.	48,000	98,379
China Overseas Property Holdings Ltd. (c)	5,000	3,985
China Pacific Insurance Group Co. Ltd. Class H	18,400	66,328
China Petroleum & Chemical Corp. Class H	495,200	308,564
China Rare Earth Resources & Technology Co. Ltd. Class A	1,800	7,281
China Resources Beer Holdings Co. Ltd. (c)	8,000	35,018
China Resources Gas Group Ltd.	2,000	8,072
China Resources Land Ltd.	31,000	114,342
China Ruyi Holdings Ltd. (b) (c)	164,000	47,717
China Shenhua Energy Co. Ltd. Class H	44,500	200,801
China Tower Corp. Ltd. Class H (d)	372,000	49,329
China Vanke Co. Ltd. Class H (b) (c)	12,400	11,893
Chlitina Holding Ltd.	2,060	9,959
Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	2,100	$21,043
CITIC Ltd.	89,000	105,184
CMOC Group Ltd. Class A	7,400	9,199
COFCO Joycome Foods Ltd. (b) (c)	64,000	13,677
Contemporary Amperex Technology Co. Ltd. Class A	720	25,914
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	12,909
COSCO SHIPPING Ports Ltd.	41,010	25,026
Country Garden Services Holdings Co. Ltd.	10,000	8,381
CSPC Pharmaceutical Group Ltd.	26,880	20,936
Daqo New Energy Corp. ADR (b) (c)	3,374	68,728
Dongyue Group Ltd. (c)	23,000	23,007
East Buy Holding Ltd. (b) (c) (d)	9,000	22,895
Empyrean Technology Co. Ltd. Class A	1,200	15,948
ENN Energy Holdings Ltd.	22,100	170,854
Eoptolink Technology, Inc. Ltd. Class A	2,800	51,998
Everest Medicines Ltd. (b) (c) (d)	8,000	27,963
Ganfeng Lithium Group Co. Ltd. Class A	980	4,827
GDS Holdings Ltd. Class A (b) (c)	3,561	10,017
Geely Automobile Holdings Ltd.	56,000	87,812
GEM Co. Ltd. Class A	3,900	3,973
Genscript Biotech Corp. (b) (c)	10,000	17,947
Global New Material International Holdings Ltd. (b) (c)	24,000	12,637
Great Wall Motor Co. Ltd. Class A	21,000	90,948
Great Wall Motor Co. Ltd. Class H	6,500	12,134
Guangdong Investment Ltd.	4,000	2,693
Guangzhou Automobile Group Co. Ltd. Class A	68,400	86,298
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,649
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	6,298
H World Group Ltd. ADR	550	20,460
Haichang Ocean Park Holdings Ltd. (b) (c) (d)	203,000	23,521
Haidilao International Holding Ltd. (c) (d)	2,000	4,908
Haier Smart Home Co. Ltd. Class H	68,600	275,548

See accompanying notes to financial statements.
108

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hainan Meilan International Airport Co. Ltd. Class H (b) (c)	6,000	$6,821
Hangzhou First Applied Material Co. Ltd. Class A	548	1,383
Hangzhou Great Star Industrial Co. Ltd. Class A	26,900	120,497
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	44,700	43,966
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,957
Health & Happiness H&H International Holdings Ltd.	47,500	69,836
Hello Group, Inc. ADR	3,580	27,244
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	10,616
Hengan International Group Co. Ltd.	8,500	29,327
Hisense Visual Technology Co. Ltd. Class A	2,900	9,274
Huafon Chemical Co. Ltd. Class A	9,400	11,282
Huagong Tech Co. Ltd. Class A	4,100	20,457
Huaneng Power International, Inc. Class H (c)	170,000	104,397
Huangshan Tourism Development Co. Ltd. Class B	10,100	7,939
HUYA, Inc. ADR	7,754	39,545
Hwatsing Technology Co. Ltd. Class A	397	9,182
Hygeia Healthcare Holdings Co. Ltd. (b) (c) (d)	1,200	3,661
iDreamSky Technology Holdings Ltd. (b) (c) (d)	25,600	8,899
indie Semiconductor, Inc. Class A (b) (c)	5,700	22,743
Industrial & Commercial Bank of China Ltd. Class H	623,000	372,156
INESA Intelligent Tech, Inc. Class B	218,700	127,065
Ingenic Semiconductor Co. Ltd. Class A	2,700	25,045
Innovent Biologics, Inc. (b) (d)	8,000	48,510
iQIYI, Inc. ADR (b) (c)	12,418	35,515
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	40,488
JA Solar Technology Co. Ltd. Class A	3,528	6,831
JD Health International, Inc. (b) (c) (d)	1,150	5,182
JD.com, Inc. Class A	22,323	480,228
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	59,651
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	8,504
Security Description	Shares	Value
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	$8,062
Jiangsu Yoke Technology Co. Ltd. Class A	11,400	99,981
Jinan Acetate Chemical Co. Ltd.	1,370	38,399
Jinchuan Group International Resources Co. Ltd. (c)	28,000	2,415
JinkoSolar Holding Co. Ltd. ADR (c)	2,503	67,130
Jinxin Fertility Group Ltd. (c) (d)	4,500	2,120
JOYY, Inc. ADR (b)	539	19,533
Kangji Medical Holdings Ltd. (c)	5,000	3,888
Kanzhun Ltd. ADR	2,803	48,660
KE Holdings, Inc. ADR	5,470	108,908
Kingdee International Software Group Co. Ltd. (b)	12,000	13,904
Kingsoft Cloud Holdings Ltd. ADR (b) (c)	10,569	31,073
Kuaishou Technology (b) (c) (d)	19,400	136,993
Kuang-Chi Technologies Co. Ltd. Class A (b)	38,100	135,989
Kunlun Tech Co. Ltd. Class A	3,100	16,632
Kweichow Moutai Co. Ltd. Class A	700	174,834
Lenovo Group Ltd.	78,000	106,444
Li Auto, Inc. ADR (b) (c)	30	770
Li Auto, Inc. Class A (b)	17,304	240,819
Li Ning Co. Ltd.	42,500	107,789
Lifetech Scientific Corp. (b) (c)	12,000	2,688
Lingyi iTech Guangdong Co. Class A	11,700	12,555
Longfor Group Holdings Ltd. (c) (d)	8,931	17,293
Luzhou Laojiao Co. Ltd. Class A	600	12,834
Mango Excellent Media Co. Ltd. Class A	2,700	10,154
Maxscend Microelectronics Co. Ltd. Class A	960	12,742
Meitu, Inc. (c) (d)	81,500	32,212
Meituan Class B (b) (d)	50,190	1,111,385
Microport Scientific Corp. (b) (c)	3,008	3,052
Ming Yuan Cloud Group Holdings Ltd.	23,000	9,327
MINISO Group Holding Ltd. ADR (c)	334	5,858
MMG Ltd. (b)	50,400	17,973
NetEase, Inc.	23,280	451,064
New Horizon Health Ltd. (b) (d) (e)	11,500	10,467
New Oriental Education & Technology Group, Inc.	19,310	154,132
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	5,518
NIO, Inc. Class A (b) (c)	19,774	143,452
Nongfu Spring Co. Ltd. Class H (c) (d)	18,000	79,253
NXP Semiconductors NV	275	66,003

See accompanying notes to financial statements.
109

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ocumension Therapeutics (b) (c) (d)	21,000	$17,033
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	10,100	4,257
PDD Holdings, Inc. ADR (b)	6,103	822,745
PetroChina Co. Ltd. Class H	164,000	133,860
Pharmaron Beijing Co. Ltd. Class A	2,925	12,684
PICC Property & Casualty Co. Ltd. Class H	193,788	287,407
Ping An Healthcare & Technology Co. Ltd. (b) (c) (d)	1,100	2,053
Ping An Insurance Group Co. of China Ltd. Class H	64,500	416,437
Piotech, Inc. Class A	288	5,926
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	68,000	40,708
Prosus NV	23,689	1,037,960
Q Technology Group Co. Ltd. (b) (c)	18,000	12,189
Qifu Technology, Inc. ADR	334	9,957
RLX Technology, Inc. ADR	32,878	59,509
Seres Group Co. Ltd. Class A (b)	3,400	43,927
SG Micro Corp. Class A	195	2,647
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	17,854
Shanghai Baosight Software Co. Ltd. Class A	11,589	54,628
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	660	19,871
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	17,100	9,833
Shanghai M&G Stationery, Inc. Class A	500	2,530
Shangri-La Asia Ltd.	34,000	24,687
Shanjin International Gold Co. Ltd. Class C	4,300	11,434
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	39,408
Shengyi Technology Co. Ltd. Class A	8,800	26,204
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	33,961
Shenzhou International Group Holdings Ltd.	7,700	69,937
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	7,003
Sieyuan Electric Co. Ltd. Class A	900	9,503
Silergy Corp.	1,000	14,788
Smoore International Holdings Ltd. (c) (d)	12,000	19,929
Security Description	Shares	Value
Sunac Services Holdings Ltd. (c) (d)	29,257	$8,550
Sunny Optical Technology Group Co. Ltd.	8,000	59,221
Suzhou TFC Optical Communication Co. Ltd. Class A	2,800	40,208
TAL Education Group ADR (b)	12,274	145,324
Tencent Holdings Ltd.	72,500	4,149,791
Tencent Music Entertainment Group ADR	7,641	92,074
Tianshan Aluminum Group Co. Ltd. Class A	3,500	4,281
Trip.com Group Ltd. (b)	10,446	660,314
Triumph New Energy Co. Ltd. Class H (b)	6,000	3,507
Tsingtao Brewery Co. Ltd. Class A	2,800	31,346
Tuya, Inc. ADR	16,939	27,949
Up Fintech Holding Ltd. ADR (b) (c)	7,476	39,922
Venus MedTech Hangzhou, Inc. Class H (b) (d) (e)	18,000	9,768
Vipshop Holdings Ltd. ADR	8,073	126,988
Vnet Group, Inc. ADR (b) (c)	4,232	17,267
Weihai Guangwei Composites Co. Ltd. Class A	2,040	9,596
Weimob, Inc. (b) (c) (d)	86,000	20,704
Western Superconducting Technologies Co. Ltd. Class A	1,654	10,971
Will Semiconductor Co. Ltd. Shanghai Class A	810	12,407
Wuhan Guide Infrared Co. Ltd. Class A	31,670	33,215
Wuliangye Yibin Co. Ltd. Class A	1,200	27,864
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	55,317
WuXi AppTec Co. Ltd. Class A	1,100	8,230
Wuxi Biologics Cayman, Inc. (b) (d)	34,500	77,728
XD, Inc. (b)	10,000	32,829
Xiamen Tungsten Co. Ltd. Class A	4,800	14,348
Xiaomi Corp. Class B (b) (d)	153,400	444,351
Xinyi Solar Holdings Ltd.	2,000	1,087
XPeng, Inc. ADR (b)	60	731
XPeng, Inc. Class A (b) (c)	17,144	116,868
Yadea Group Holdings Ltd. (c) (d)	10,470	18,628
Yankuang Energy Group Co. Ltd. Class H (c)	66,300	93,720
Yeahka Ltd. (b) (c)	6,400	11,370
Yidu Tech, Inc. (b) (d)	7,700	3,727
Yifeng Pharmacy Chain Co. Ltd. Class A	1,008	3,676
Yihai International Holding Ltd.	4,000	8,291
Yum China Holdings, Inc.	7,256	326,665

See accompanying notes to financial statements.
110

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Yutong Bus Co. Ltd. Class A	10,000	$37,650
Zai Lab Ltd. ADR (b) (c)	1,734	41,859
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	31,100	18,530
Zhejiang Dingli Machinery Co. Ltd. Class A	3,400	28,789
Zhejiang Leapmotor Technology Co. Ltd. (b) (c) (d)	3,500	15,095
Zhejiang Supor Co. Ltd. Class A	600	5,017
Zhongji Innolight Co. Ltd. Class A	2,660	58,858
Zijin Mining Group Co. Ltd. Class A	8,600	22,291
Zijin Mining Group Co. Ltd. Class H	124,000	281,923
Zonqing Environmental Ltd. (c)	12,000	12,297
ZTO Express Cayman, Inc.	2,764	69,709
		25,134,871
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	1,201	37,687
COSTA RICA — 0.0% (a)
Establishment Labs Holdings, Inc. (b) (c)	283	12,245
DENMARK — 0.7%
Ambu AS Class B (b)	651	12,782
AP Moller - Maersk AS Class B	200	337,151
Chemometec AS	755	46,095
Coloplast AS Class B	1,285	168,332
D/S Norden AS	651	27,134
Danske Bank AS	12,050	363,511
Dfds AS	283	7,275
DSV AS	2,112	437,135
Genmab AS (b)	661	160,314
Novo Nordisk AS Class B	34,237	4,032,887
Novonesis (Novozymes) B Class B	3,785	273,243
Svitzer Group AS (b)	385	16,139
Vestas Wind Systems AS (b)	10,229	226,418
Zealand Pharma AS (b)	2,616	318,408
		6,426,824
FINLAND — 0.3%
Fortum OYJ (c)	9,361	154,569
Mandatum OYJ	6,582	32,652
Metso OYJ	23,995	257,084
Musti Group OYJ (c)	18	515
Nokia OYJ	57,987	253,947
Nordea Bank Abp (f)	38,901	458,986
Nordea Bank Abp (f)	647	7,647
Sampo OYJ Class A	6,582	307,791
UPM-Kymmene OYJ	21,313	715,257
Valmet OYJ (c)	2,952	94,752
Wartsila OYJ Abp	19,022	426,713
		2,709,913
Security Description	Shares	Value
FRANCE — 2.0%
Accor SA	11,672	$508,035
Air Liquide SA	1,843	356,375
Airbus SE	4,756	696,507
Alstom SA (b)	13,825	287,527
AXA SA	22,568	869,708
BNP Paribas SA	11,946	820,605
Bouygues SA	6,855	229,975
Capgemini SE	5,988	1,296,150
Carrefour SA	15,458	264,127
Credit Agricole SA	26,053	399,074
Danone SA	6,555	478,009
Engie SA	11,518	199,440
EssilorLuxottica SA	4,788	1,136,060
Fnac Darty SA (c)	6,009	207,897
Forvia SE	217	2,215
Hermes International SCA	18	44,316
Kering SA	1,383	396,447
L'Oreal SA	2,681	1,202,986
LVMH Moet Hennessy Louis Vuitton SE	2,217	1,703,544
Orange SA	32,851	377,083
Pernod Ricard SA	3,224	487,909
Publicis Groupe SA	6,670	731,006
Renault SA	7,965	346,595
Societe Generale SA	7,358	183,536
Sodexo SA	6,679	548,994
Technip Energies NV	1,442	34,794
TotalEnergies SE	19,914	1,300,164
Unibail-Rodamco-Westfield CDI	15,208	67,524
Unibail-Rodamco-Westfield REIT (b)	1,806	158,425
Valneva SE (b) (c)	1,739	5,166
Veolia Environnement SA	23,987	790,271
Vinci SA	9,778	1,145,292
Vivendi SE	24,777	287,032
Voltalia SA (b) (c)	1,668	16,010
		17,578,798
GEORGIA — 0.0% (a)
TBC Bank Group PLC	483	17,169
GERMANY — 1.9%
adidas AG	3,762	998,842
AIXTRON SE	3,499	62,305
Allianz SE	4,783	1,574,730
BASF SE	8,646	458,876
Bayer AG	11,221	379,766
Bayerische Motoren Werke AG	2,112	186,635
Commerzbank AG	7,818	144,185
CompuGroup Medical SE & Co. KGaA	11,024	174,953
Daimler Truck Holding AG	6,027	226,210
Datagroup SE	549	26,132
Deutsche Bank AG	15,962	276,087
Deutsche Boerse AG	4,157	977,526
Deutsche Lufthansa AG	45,155	331,601

See accompanying notes to financial statements.
111

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Deutsche Post AG	20,693	$924,470
Deutsche Telekom AG	34,170	1,006,394
Dr. Ing hc F Porsche AG Preference Shares (d)	1,142	91,129
E.ON SE	21,434	319,471
Eckert & Ziegler SE	319	15,964
Elmos Semiconductor SE	1,932	142,525
Encavis AG (b)	1,951	37,887
flatexDEGIRO AG	4,045	58,033
Fresenius Medical Care AG	2,128	90,700
HelloFresh SE (b)	2,940	30,174
Infineon Technologies AG	13,230	464,518
Mercedes-Benz Group AG	11,884	769,793
Mercer International, Inc.	2,332	15,788
Merck KGaA	3,263	575,384
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,522	1,391,296
Orion SA	100	1,781
Puma SE	1,114	46,623
RWE AG	7,153	260,888
Salzgitter AG	6,262	114,685
SAP SE	10,505	2,396,408
Siemens AG	8,526	1,725,531
Siemens Energy AG (b)	4,218	155,677
thyssenkrupp AG	13,430	52,085
Verbio SE	2,991	62,322
Volkswagen AG Preference Shares	1,721	182,776
		16,750,150
GHANA — 0.0% (a)
Kosmos Energy Ltd. (b)	27,001	108,814
Tullow Oil PLC (b) (c)	5,586	1,602
		110,416
GREECE — 0.0% (a)
Piraeus Financial Holdings SA	3,627	15,487
HONG KONG — 0.5%
AIA Group Ltd.	106,600	955,866
Bank of East Asia Ltd.	64,997	83,678
Citychamp Watch & Jewellery Group Ltd. (b)	34,000	4,552
CK Asset Holdings Ltd.	50,270	221,337
Cowell e Holdings, Inc. (b) (c)	1,000	2,916
Futu Holdings Ltd. ADR (b)	884	84,555
Hang Lung Properties Ltd.	100,131	97,843
Henderson Land Development Co. Ltd.	18,910	60,376
Hong Kong Exchanges & Clearing Ltd.	17,268	725,178
Link REIT	80,650	407,533
Melco International Development Ltd. (b) (c)	4,000	2,662
Melco Resorts & Entertainment Ltd. ADR (b)	550	4,284
Security Description	Shares	Value
New World Development Co. Ltd. (c)	32,383	$40,231
Prudential PLC	35,356	329,412
Sino Biopharmaceutical Ltd.	83,500	40,097
Stella International Holdings Ltd.	14,000	26,459
Sun Hung Kai Properties Ltd.	91,253	1,005,046
Swire Pacific Ltd. Class A	8,500	72,662
Techtronic Industries Co. Ltd.	500	7,602
Vitasoy International Holdings Ltd.	8,000	5,696
Viva Goods Company Ltd.	56,000	4,182
Yue Yuen Industrial Holdings Ltd.	3,000	5,732
		4,187,899
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,750	88,095
Richter Gedeon Nyrt	13,054	403,154
		491,249
INDIA — 2.2%
Aarti Drugs Ltd.	7,863	48,153
Aarti Pharmalabs Ltd.	2,776	21,091
Aavas Financiers Ltd. (b)	857	18,576
Action Construction Equipment Ltd.	1,417	23,482
Adani Green Energy Ltd. (b)	2,492	56,581
Adani Power Ltd. (b)	4,905	38,405
Advanced Enzyme Technologies Ltd.	19,607	117,664
Affle India Ltd. (b)	585	11,088
AGI Greenpac Ltd.	1,733	19,862
Akzo Nobel India Ltd.	1,698	76,461
Alkyl Amines Chemicals	8,996	246,179
Alok Industries Ltd. (b)	232,534	73,616
Amber Enterprises India Ltd. (b)	4,013	230,294
APL Apollo Tubes Ltd.	4,126	77,996
Aptus Value Housing Finance India Ltd.	5,678	24,229
Arvind Ltd.	6,790	30,048
AstraZeneca Pharma India Ltd.	356	33,858
Avalon Technologies Ltd. (b) (d)	774	5,365
Axis Bank Ltd.	23,118	339,923
Balmer Lawrie & Co. Ltd.	14,240	46,755
Bayer CropScience Ltd.	94	7,192
BEML Ltd.	29	1,276
Bharat Bijlee Ltd.	898	50,473
Bharat Heavy Electricals Ltd.	6,893	23,006
Bharti Airtel Ltd.	22,944	468,059
Birlasoft Ltd.	31,266	224,567
Blue Star Ltd.	892	21,967
Can Fin Homes Ltd.	9,204	97,997
CE Info Systems Ltd.	4,755	123,132
Central Depository Services India Ltd.	14,810	253,975
Cera Sanitaryware Ltd.	89	8,592
Chemplast Sanmar Ltd. (b)	2,741	16,820

See accompanying notes to financial statements.
112

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
City Union Bank Ltd.	15,195	$29,724
Cyient DLM Ltd. (b)	647	5,165
Data Patterns India Ltd.	1,341	37,056
Dixon Technologies India Ltd.	6,775	1,115,914
Dr. Reddy's Laboratories Ltd. ADR	14,668	1,165,373
Easy Trip Planners Ltd.	10,496	4,261
Elecon Engineering Co. Ltd.	5,034	42,053
Electrosteel Castings Ltd.	24,862	62,736
EPL Ltd.	28,442	88,060
Equitas Small Finance Bank Ltd. (d)	61,302	56,480
Ethos Ltd. (b)	1,896	77,882
Fineotex Chemical Ltd.	3,635	17,583
Galaxy Surfactants Ltd.	148	5,265
Garden Reach Shipbuilders & Engineers Ltd.	1,675	34,426
Garware Hi-Tech Films Ltd.	159	7,327
Garware Technical Fibres Ltd.	1,367	66,240
GE T&D India Ltd.	612	12,276
Genus Power Infrastructures Ltd.	6,307	29,980
GMR Power & Urban Infra Ltd. (b)	14,762	28,132
Godawari Power & Ispat Ltd.	2,348	31,101
Godfrey Phillips India Ltd.	3,352	279,100
Gokaldas Exports Ltd. (b)	2,801	32,430
Granules India Ltd.	14,835	98,887
Graphite India Ltd.	914	6,440
Greenlam Industries Ltd.	4,853	29,326
Greenpanel Industries Ltd.	1,717	7,954
Gujarat Pipavav Port Ltd.	5,188	13,624
HBL Power Systems Ltd.	4,408	31,768
HDFC Bank Ltd.	28,535	589,777
HEG Ltd.	1,048	31,009
HeidelbergCement India Ltd.	17,119	45,369
Hemisphere Properties India Ltd. (b)	2,419	5,760
HFCL Ltd.	5,208	9,222
Himadri Speciality Chemical Ltd.	7,263	57,345
Hindustan Copper Ltd.	10,568	43,369
Home First Finance Co. India Ltd. (d)	4,690	66,398
ICICI Bank Ltd. ADR	51,578	1,539,603
IFCI Ltd. (b)	49,028	38,672
IIFL Finance Ltd.	1,210	6,682
IndiaMart InterMesh Ltd. (d)	1,828	64,389
Indigo Paints Ltd.	3,933	68,484
Indo Count Industries Ltd.	6,611	30,349
Infibeam Avenues Ltd.	22,068	7,313
Infosys Ltd. ADR (c)	66,085	1,471,713
Inox Wind Energy Ltd. (b)	57	8,660
Intellect Design Arena Ltd.	5,793	66,508
ION Exchange India Ltd.	26	198
Jai Corp. Ltd.	6,470	28,516
Jaiprakash Associates Ltd. (b)	218,976	16,723
Security Description	Shares	Value
Jaiprakash Power Ventures Ltd. (b)	251,808	$54,808
Jammu & Kashmir Bank Ltd.	61,585	78,803
JB Chemicals & Pharmaceuticals Ltd.	8,896	199,042
Jio Financial Services Ltd. (b)	10,912	45,653
Jubilant Ingrevia Ltd.	1,626	15,049
Jupiter Wagons Ltd.	2,810	17,205
Just Dial Ltd. (b)	2,243	30,904
Jyothy Labs Ltd.	18,338	122,106
Karnataka Bank Ltd.	27,014	76,331
Karur Vysya Bank Ltd.	88,229	225,897
Kaveri Seed Co. Ltd.	743	8,631
Kaynes Technology India Ltd. (b)	493	31,920
Kesoram Industries Ltd. (b)	16,287	43,533
Kirloskar Brothers Ltd.	526	11,636
Kirloskar Ferrous Industries Ltd.	1,897	15,157
Kirloskar Pneumatic Co. Ltd.	314	4,969
KPI Green Energy Ltd. (d)	3,016	31,090
LA Opala RG Ltd.	12,678	52,860
Larsen & Toubro Ltd. GDR	22,015	977,466
Laurus Labs Ltd. (d)	20,300	112,302
LIC Housing Finance Ltd.	7,041	55,659
Lloyds Engineering Works Ltd.	106,718	103,291
Magellanic Cloud Ltd.	15,762	19,241
Mahindra & Mahindra Ltd. GDR	17,066	624,616
Mahindra Lifespace Developers Ltd.	1,027	6,567
Man Infraconstruction Ltd.	4,178	9,476
MOIL Ltd.	3,555	17,302
Moschip Technologies Ltd. (b)	17,726	50,575
Mrs Bectors Food Specialities Ltd.	571	12,989
MSTC Ltd.	7,046	56,170
MTAR Technologies Ltd. (b)	761	15,855
Nava Ltd.	3,256	44,659
Navin Fluorine International Ltd.	2,018	82,870
Nazara Technologies Ltd. (b)	8,684	102,046
NESCO Ltd.	7,479	83,803
Newgen Software Technologies Ltd.	538	8,611
NIIT Learning Systems Ltd.	9,731	58,873
NOCIL Ltd.	7,057	24,451
Odigma Consultancy Solutions (b)	248	377
Olectra Greentech Ltd.	6,020	118,922
Orient Cement Ltd.	14,160	49,069
Orient Electric Ltd.	3,932	11,280
Orissa Minerals Development Co. Ltd. (b)	213	23,471
Paras Defence & Space Technologies Ltd. (b)	338	4,476
Patel Engineering Ltd. (b)	50,751	34,520
PNB Housing Finance Ltd. (b) (d)	8,323	97,625
PNC Infratech Ltd.	1,640	8,734

See accompanying notes to financial statements.
113

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Poly Medicure Ltd.	996	$27,511
Pricol Ltd. (b)	378	2,158
Prism Johnson Ltd. (b)	11,032	26,970
Procter & Gamble Health Ltd.	67	4,338
Protean eGov Technologies Ltd.	800	18,005
Puravankara Ltd.	2,996	14,220
PVR Inox Ltd. (b)	533	10,581
Quess Corp. Ltd. (d)	3,306	30,560
Radico Khaitan Ltd.	1,070	26,117
Railtel Corp. of India Ltd.	11,279	62,108
Rallis India Ltd.	17,917	70,662
Ramco Cements Ltd.	537	5,556
Rategain Travel Technologies Ltd. (b)	12,693	111,039
Ratnamani Metals & Tubes Ltd.	3,732	163,335
RattanIndia Enterprises Ltd. (b)	92,342	84,065
RattanIndia Power Ltd. (b)	195,246	35,647
RBL Bank Ltd. (d)	8,191	19,967
Reliance Industries Ltd.	12,322	434,226
Reliance Industries Ltd. GDR (d)	17,460	1,215,216
Reliance Infrastructure Ltd. (b)	2,762	11,079
Reliance Power Ltd. (b)	119,650	69,476
Restaurant Brands Asia Ltd. (b)	5,892	7,792
Rossari Biotech Ltd.	4,297	46,556
Route Mobile Ltd.	26	486
Safari Industries India Ltd.	1,580	44,327
Sammaan Capital Ltd.	24,893	48,386
Sandur Manganese & Iron Ores Ltd.	2,962	17,436
Sanghvi Movers Ltd.	18,640	90,385
Sapphire Foods India Ltd. (b)	2,250	9,589
Saregama India Ltd.	1,082	8,157
Sharda Motor Industries Ltd.	222	6,429
Shivalik Bimetal Controls Ltd.	970	7,482
Shree Renuka Sugars Ltd. (b)	31,818	20,681
South Indian Bank Ltd.	247,894	72,711
Star Cement Ltd. (b)	1,946	4,658
State Bank of India GDR	9,750	907,725
Sumitomo Chemical India Ltd.	1,002	6,658
Sun Pharma Advanced Research Co. Ltd. (b)	3,466	8,931
Supreme Industries Ltd.	388	24,639
Suzlon Energy Ltd. (b)	44,858	42,850
Symphony Ltd.	2,746	51,454
Tanla Platforms Ltd.	11,998	128,461
TARC Ltd. (b)	7,877	23,572
Tata Consultancy Services Ltd.	9,151	466,115
Tata Motors Ltd.	8,969	104,314
Tata Teleservices Maharashtra Ltd. (b)	11,807	11,905
TD Power Systems Ltd.	11,873	59,385
TeamLease Services Ltd. (b)	1,245	46,491
Texmaco Rail & Engineering Ltd.	2,971	7,455
Tilaknagar Industries Ltd.	6,653	23,841
Titagarh Rail System Ltd.	328	4,782
Security Description	Shares	Value
Transformers & Rectifiers India Ltd.	577	$4,353
TV18 Broadcast Ltd. (b)	27,737	14,745
Ujjivan Small Finance Bank Ltd. (d)	9,618	4,640
Usha Martin Ltd.	4,901	20,908
Vaibhav Global Ltd.	11,632	43,203
V-Guard Industries Ltd.	11,709	62,491
VIP Industries Ltd.	694	4,456
Voltamp Transformers Ltd.	366	57,560
Waaree Renewable Technologies Ltd.	328	7,453
Whirlpool of India Ltd.	258	7,049
Wipro Ltd. ADR (c)	83,195	539,104
Wonderla Holidays Ltd.	889	9,240
Yes Bank Ltd. (b)	27,213	7,300
Zen Technologies Ltd.	3,897	79,813
Zomato Ltd. (b)	15,293	49,875
		19,988,873
INDONESIA — 0.3%
Astra International Tbk. PT	358,000	119,412
Bank Central Asia Tbk. PT	1,539,200	1,049,685
Bank Mandiri Persero Tbk. PT	939,600	429,771
Bank Rakyat Indonesia Persero Tbk. PT	1,210,699	395,836
GoTo Gojek Tokopedia Tbk. PT (b)	1,069,900	4,664
Nickel Industries Ltd. (c)	7,012	4,500
Telkom Indonesia Persero Tbk. PT	1,399,300	276,348
		2,280,216
IRELAND — 0.5%
Accenture PLC Class A	7,056	2,494,155
Cairn Homes PLC	167,280	367,038
Cimpress PLC (b)	574	47,022
Glenveagh Properties PLC (b) (d)	23,411	40,550
Kerry Group PLC Class A	1,056	109,782
Keywords Studios PLC	834	27,251
Kingspan Group PLC	1,056	99,411
Prothena Corp. PLC (b)	3,259	54,523
TE Connectivity PLC	9,591	1,448,145
		4,687,877
ISRAEL — 0.2%
Bank Hapoalim BM	48,373	484,940
Bank Leumi Le-Israel BM	116,288	1,139,214
Global-e Online Ltd. (b)	468	17,990
Isracard Ltd.	2,685	9,909
JFrog Ltd. (b)	805	23,377
Kornit Digital Ltd. (b)	204	5,270
Nano Dimension Ltd. ADR (b)	7,406	18,145
SimilarWeb Ltd. (b)	100	884
Taboola.com Ltd. (b) (c)	6,974	23,433
Teva Pharmaceutical Industries Ltd. ADR (b)	7,418	133,672

See accompanying notes to financial statements.
114

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wix.com Ltd. (b)	237	$39,619
		1,896,453
ITALY — 0.6%
Enel SpA	89,348	715,469
Eni SpA	30,761	469,714
Ferrari NV	1,654	774,744
FinecoBank Banca Fineco SpA	16,237	278,615
Generali	10,751	311,365
Intesa Sanpaolo SpA	161,219	690,476
Italgas SpA	8,339	50,536
Iveco Group NV	1,978	19,908
MFE-MediaForEurope NV Class A (c)	15,854	54,851
MFE-MediaForEurope NV Class B (c)	15,854	77,074
Moncler SpA	4,169	265,303
Prysmian SpA	6,078	442,275
Saipem SpA (b)	178	393
Snam SpA	36,407	185,729
Telecom Italia SpA (b) (c)	376,673	104,886
Terna - Rete Elettrica Nazionale (c)	31,513	284,456
UniCredit SpA	21,366	938,679
		5,664,473
JAPAN — 5.5%
Advance Logistics Investment Corp. REIT	6	5,076
Advantest Corp.	4,700	221,495
Aisin Corp. (c)	5,100	56,227
Appier Group, Inc. (b)	6,200	77,240
ARCLANDS Corp.	2,431	29,793
Asahi Group Holdings Ltd.	5,100	66,977
Asahi Kasei Corp.	73,000	552,195
Asahi Yukizai Corp. (c)	900	25,608
Asics Corp.	2,000	41,960
Astellas Pharma, Inc. (c)	27,800	320,097
BayCurrent, Inc.	3,000	111,242
Bengo4.com, Inc. (b) (c)	2,200	46,141
Bridgestone Corp.	1,700	65,366
C Uyemura & Co. Ltd.	200	15,996
Canon, Inc. (c)	1,700	55,894
Cellebrite DI Ltd. (b)	4,950	83,358
Change Holdings, Inc. (c)	4,000	39,010
Chiyoda Corp. (b) (c)	2,400	4,966
Comture Corp. (c)	5,100	62,039
Cover Corp. (b)	600	7,550
Credit Saison Co. Ltd.	17,600	440,615
Curves Holdings Co. Ltd.	3,000	15,835
Cybozu, Inc.	9,900	135,447
Daiichi Sankyo Co. Ltd.	28,400	934,953
Daikin Industries Ltd.	1,700	238,587
Daiwa Securities Group, Inc. (c)	52,300	367,460
Denso Corp.	47,200	701,368
Digital Arts, Inc. (c)	1,400	48,252
Dip Corp.	600	11,913
Security Description	Shares	Value
Disco Corp.	500	$131,047
eGuarantee, Inc.	900	8,928
Eisai Co. Ltd.	1,700	63,524
en Japan, Inc.	200	3,400
ENEOS Holdings, Inc.	27,200	148,075
Enplas Corp. (c)	200	9,088
euglena Co. Ltd. (b) (c)	1,700	5,324
Fast Retailing Co. Ltd.	1,600	530,425
Financial Partners Group Co. Ltd. (c)	1,700	26,384
Freee KK (b)	3,600	61,510
FUJIFILM Holdings Corp.	49,600	1,278,837
Fujio Food Group, Inc. (b)	2,000	18,708
Fujitsu Ltd.	18,700	383,766
GMO Financial Gate, Inc. (c)	1,900	94,973
GNI Group Ltd. (b) (c)	2,700	54,495
Hitachi Ltd.	53,500	1,414,174
Hokuhoku Financial Group, Inc. (c)	10,000	109,235
Honda Motor Co. Ltd.	25,900	272,960
Hoya Corp.	6,200	857,571
I'll, Inc. (c)	2,516	52,276
Infomart Corp. (c)	31,100	71,097
Insource Co. Ltd.	10,600	75,736
Institute for Q-shu Pioneers of Space, Inc. (b) (c)	2,000	24,678
Internet Initiative Japan, Inc.	400	8,445
Ise Chemicals Corp.	100	13,577
Ispace, Inc. (b) (c)	8,100	39,696
Ito En Ltd.	100	2,386
ITOCHU Corp. (c)	9,200	493,831
Japan Elevator Service Holdings Co. Ltd.	400	8,697
Japan Tobacco, Inc.	9,100	265,862
JCU Corp.	3,200	77,964
JFE Holdings, Inc. (c)	17,600	236,057
JMDC, Inc.	1,300	42,397
Kajima Corp. (c)	27,700	518,116
Kamigumi Co. Ltd.	28,300	644,783
Kansai Electric Power Co., Inc.	10,000	165,688
Kao Corp.	1,700	84,489
Kappa Create Co. Ltd. (c)	1,900	22,262
Kasumigaseki Capital Co. Ltd. (c)	200	20,945
KDDI Corp.	45,300	1,454,895
KeePer Technical Laboratory Co. Ltd. (c)	1,100	32,952
Keyence Corp.	1,200	573,490
Kobe Steel Ltd. (c)	9,700	116,062
Komatsu Ltd.	10,000	277,265
Konica Minolta, Inc.	27,400	79,150
Koshidaka Holdings Co. Ltd.	1,500	10,644
Krosaki Harima Corp. (c)	800	12,455
Kyocera Corp.	112,000	1,299,776
Lasertec Corp.	400	66,010
Leopalace21 Corp. (c)	9,300	38,880
LITALICO, Inc. (c)	8,000	69,687

See accompanying notes to financial statements.
115

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
M&A Capital Partners Co. Ltd. (c)	400	$6,451
M&A Research Institute Holdings, Inc. (b) (c)	1,100	22,955
M3, Inc.	1,000	10,053
Makita Corp.	10,100	341,821
Marubeni Corp.	53,400	873,574
Marui Group Co. Ltd. (c)	27,700	462,925
Mebuki Financial Group, Inc.	64,900	260,662
Medley, Inc. (b)	2,900	77,548
Menicon Co. Ltd. (c)	2,200	22,440
Micronics Japan Co. Ltd.	1,100	30,261
Mirai Corp. REIT	453	138,237
Mirai Industry Co. Ltd. (c)	1,300	31,946
Mitani Sekisan Co. Ltd. (c)	1,300	51,622
Mitsubishi Chemical Group Corp.	27,500	176,662
Mitsubishi Corp.	33,200	685,284
Mitsubishi Electric Corp.	72,900	1,173,973
Mitsubishi Heavy Industries Ltd.	16,400	242,778
Mitsubishi UFJ Financial Group, Inc.	127,700	1,297,623
Mitsui & Co. Ltd.	21,500	477,678
Mitsuuroko Group Holdings Co. Ltd.	1,500	18,152
Mizuho Financial Group, Inc.	24,700	506,986
Modec, Inc.	1,700	40,230
Money Forward, Inc. (b)	1,400	57,325
Monogatari Corp.	1,800	48,951
MS&AD Insurance Group Holdings, Inc.	31,700	737,982
Murata Manufacturing Co. Ltd.	80,400	1,577,479
Nagawa Co. Ltd. (c)	1,000	51,314
Namura Shipbuilding Co. Ltd. (c)	1,300	12,678
NEC Corp.	200	19,225
Nexon Co. Ltd.	300	5,934
Nichiden Corp. (c)	3,800	88,996
NIDEC Corp.	200	4,203
Nihon M&A Center Holdings, Inc. (c)	2,500	11,443
Nintendo Co. Ltd.	8,000	427,069
Nippon Carbon Co. Ltd.	2,400	75,755
Nippon Paint Holdings Co. Ltd.	1,800	13,811
Nippon Steel Corp. (c)	24,900	556,699
Nissan Motor Co. Ltd. (c)	27,400	77,101
Nissan Shatai Co. Ltd. (c)	10,800	78,448
Nitto Boseki Co. Ltd. (c)	400	16,471
Nitto Denko Corp.	8,500	141,934
Nomura Holdings, Inc.	73,300	380,746
Nomura Micro Science Co. Ltd. (c)	1,600	27,137
NTT Data Group Corp.	27,700	498,557
Nxera Pharma Co. Ltd. (b) (c)	400	3,445
Obayashi Corp.	52,700	667,961
Olympus Corp.	2,100	39,911
One REIT, Inc. (c)	13	22,548
Security Description	Shares	Value
Oriental Land Co. Ltd.	1,500	$38,779
ORIX Corp.	27,500	637,899
Osaka Gas Co. Ltd.	17,600	396,689
Osaka Organic Chemical Industry Ltd. (c)	2,700	58,987
Osaka Soda Co. Ltd.	500	6,708
Panasonic Holdings Corp.	25,800	224,199
Pasona Group, Inc. (c)	300	4,612
PeptiDream, Inc. (b) (c)	300	5,581
PILLAR Corp.	200	5,803
PKSHA Technology, Inc. (b) (c)	2,400	56,795
Plus Alpha Consulting Co. Ltd.	2,700	41,206
Rakus Co. Ltd. (c)	2,400	37,525
Raysum Co. Ltd. (c)	300	12,374
Recruit Holdings Co. Ltd.	7,500	456,428
Renesas Electronics Corp.	2,400	34,883
RENOVA, Inc. (b) (c)	1,100	7,767
Resona Holdings, Inc. (c)	45,500	317,329
Rohm Co. Ltd. (c)	6,800	76,348
Rorze Corp.	5,000	68,862
Round One Corp. (c)	1,500	11,483
RS Technologies Co. Ltd.	1,400	35,235
Sakura Internet, Inc. (c)	300	8,998
Samty Residential Investment Corp. REIT	274	192,513
Sansan, Inc. (b)	4,200	63,100
Santec Holdings Corp.	800	33,277
Sanyo Denki Co. Ltd.	300	20,197
SCREEN Holdings Co. Ltd.	100	6,972
Secom Co. Ltd. (c)	3,400	125,836
Senshu Electric Co. Ltd.	2,400	84,396
Septeni Holdings Co. Ltd.	1,100	3,591
Seven & i Holdings Co. Ltd.	5,100	76,550
SHIFT, Inc. (b)	500	47,749
Shin Nippon Air Technologies Co. Ltd.	1,600	38,758
Shinagawa Refractories Co. Ltd. (c)	1,300	15,441
Shin-Etsu Chemical Co. Ltd.	8,500	355,177
Sinko Industries Ltd.	1,700	55,740
SMS Co. Ltd.	900	13,569
Socionext, Inc. (c)	700	13,879
SoftBank Corp. (c)	290,000	379,530
SoftBank Group Corp.	18,400	1,084,010
Sompo Holdings, Inc.	32,000	716,107
Sony Group Corp.	103,500	2,009,726
SRE Holdings Corp. (b) (c)	2,500	77,076
Strike Co. Ltd.	600	18,247
Sumiseki Holdings, Inc. (c)	3,400	21,892
Sumitomo Chemical Co. Ltd.	64,500	183,751
Sumitomo Corp.	17,600	392,998
Sumitomo Electric Industries Ltd.	10,100	162,084
Sumitomo Mitsui Financial Group, Inc.	30,300	645,019
Sumitomo Mitsui Trust Holdings, Inc. (c)	3,400	80,603

See accompanying notes to financial statements.
116

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
SUNWELS Co. Ltd. (c)	800	$9,044
Suruga Bank Ltd. (c)	1,700	13,252
T&D Holdings, Inc.	27,300	476,185
Takara Holdings, Inc.	1,300	11,061
Takara Leben Real Estate Investment Corp. REIT	57	35,147
Takeda Pharmaceutical Co. Ltd.	1,700	48,763
Tama Home Co. Ltd. (c)	3,300	92,513
Tamron Co. Ltd.	300	9,375
TDK Corp.	20,500	261,266
TechMatrix Corp. (c)	2,800	47,019
Teijin Ltd. (c)	17,600	174,228
Terumo Corp.	55,400	1,045,722
TKP Corp. (b)	1,400	14,936
Toho Bank Ltd. (c)	10,800	19,782
Toho Titanium Co. Ltd. (c)	1,600	12,662
Tokio Marine Holdings, Inc.	39,000	1,426,237
Tokyo Electron Ltd.	5,100	901,699
Tokyu Corp. (c)	26,100	338,110
TOPPAN Holdings, Inc.	27,800	824,827
Toridoll Holdings Corp. (c)	700	18,205
Totech Corp.	6,700	124,407
Towa Corp. (c)	1,500	23,039
Toyo Gosei Co. Ltd. (c)	1,200	67,701
Toyo Tanso Co. Ltd. (c)	400	15,912
Toyota Motor Corp.	134,900	2,397,814
Toyota Tsusho Corp.	51,000	921,665
Tri Chemical Laboratories, Inc.	1,400	34,109
Tsuburaya Fields Holdings, Inc. (c)	900	15,692
UT Group Co. Ltd. (c)	1,300	25,011
Visional, Inc. (b)	200	11,088
Wakita & Co. Ltd.	7,000	84,809
WealthNavi, Inc. (b) (c)	3,900	31,028
West Holdings Corp.	2,210	42,844
West Japan Railway Co.	3,400	64,748
WingArc1st, Inc.	1,100	24,647
Yamada Holdings Co. Ltd.	27,300	85,637
Yamaha Corp. (c)	78,300	675,217
Yuasa Trading Co. Ltd.	600	20,889
ZIGExN Co. Ltd.	4,400	18,610
Zuken, Inc.	400	10,039
		49,685,533
JERSEY — 0.0% (a)
Arcadium Lithium PLC CDI (b)	3,772	11,095
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	44,707	39,837
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	6,659
Jazeera Airways Co. KSCP (b)	6,812	22,294
Kuwait Finance House KSCP	100,220	235,078
National Bank of Kuwait SAKP	77,226	223,393
National Investments Co. KSCP	18,344	14,062
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC (b)	21,763	10,552
Security Description	Shares	Value
Warba Bank KSCP (b)	55,272	$34,222
		586,097
LUXEMBOURG — 0.0% (a)
ArcelorMittal SA	8,196	215,324
MACAU — 0.0% (a)
Sands China Ltd. (b)	38,800	99,504
MALAYSIA — 0.1%
Bumi Armada Bhd. (b)	114,500	13,051
Carlsberg Brewery Malaysia Bhd. Class B	21,300	101,657
Chin Hin Group Bhd. (b)	36,000	18,509
CIMB Group Holdings Bhd.	55,444	108,239
CTOS Digital Bhd.	54,300	16,065
Dayang Enterprise Holdings Bhd.	165,600	91,565
DRB-Hicom Bhd.	83,200	22,598
Fraser & Neave Holdings Bhd.	10,100	76,469
Frontken Corp. Bhd.	65,800	58,563
Greatech Technology Bhd. (b)	14,200	7,301
Hartalega Holdings Bhd.	2,800	1,895
Heineken Malaysia Bhd.	9,100	51,552
Hibiscus Petroleum Bhd.	12,600	6,111
Kossan Rubber Industries Bhd.	12,400	5,623
Mah Sing Group Bhd.	29,700	12,388
Malayan Banking Bhd.	29,204	74,223
Mega First Corp. Bhd.	43,600	46,524
Nationgate Holdings Bhd.	33,900	14,223
Pentamaster Corp. Bhd.	20,150	17,103
Public Bank Bhd.	133,700	147,853
Sam Engineering & Equipment M Bhd.	7,900	8,047
Supermax Corp. Bhd. (b)	44,220	8,901
Tenaga Nasional Bhd.	21,600	75,641
Top Glove Corp. Bhd. (b)	37,300	9,046
UWC Bhd. (b)	22,800	11,224
		1,004,371
MEXICO — 0.2%
America Movil SAB de CV	546,934	450,616
Cemex SAB de CV	253,070	155,700
Fomento Economico Mexicano SAB de CV	56,252	557,756
Grupo Financiero Banorte SAB de CV Class O	54,091	384,945
Grupo Mexico SAB de CV	85,937	481,242
Grupo Televisa SAB	47,786	24,305
Industrias Penoles SAB de CV (b)	2,515	33,531
Prologis Property Mexico SA de CV REIT	7,771	25,535
Southern Copper Corp.	846	97,857
		2,211,487
NETHERLANDS — 0.9%
Adyen NV (b) (d)	74	115,837
Akzo Nobel NV	4,635	327,444

See accompanying notes to financial statements.
117

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Alfen NV (b) (c) (d)	1,093	$16,041
Argenx SE (b)	560	303,494
ASML Holding NV	4,536	3,774,528
Heineken NV (c)	3,807	338,375
ING Groep NV	38,860	705,799
Koninklijke Ahold Delhaize NV	21,011	727,633
Koninklijke KPN NV (c)	3,334	13,652
Koninklijke Philips NV (b)	19,483	639,709
Pharming Group NV (b) (c)	30,011	25,120
Pluxee NV (b)	6,679	141,166
Redcare Pharmacy NV (b) (d)	233	33,701
Universal Music Group NV (c)	21,274	557,957
Wolters Kluwer NV	3,001	506,744
		8,227,200
NEW ZEALAND — 0.0% (a)
Auckland International Airport Ltd.	12,840	61,026
Fisher & Paykel Healthcare Corp. Ltd.	5,937	131,265
Spark New Zealand Ltd.	18,891	36,419
		228,710
NORWAY — 0.2%
Aker Carbon Capture ASA (b)	6,651	4,003
Crayon Group Holding ASA (b) (d)	20,375	241,227
DNB Bank ASA	26,468	543,802
FLEX LNG Ltd.	3,633	93,751
Frontline PLC	2,414	54,754
Norsk Hydro ASA	73,252	476,123
Telenor ASA	21,714	278,315
		1,691,975
PERU — 0.0% (a)
Cia de Minas Buenaventura SAA ADR	562	7,778
PHILIPPINES — 0.0% (a)
PLDT, Inc. ADR	2,274	61,125
TaskUS, Inc. Class A (b) (c)	1,099	14,199
		75,324
POLAND — 0.0% (a)
Bank Polska Kasa Opieki SA	1,866	71,453
CCC SA (b)	487	21,517
Jastrzebska Spolka Weglowa SA (b)	608	4,102
ORLEN SA	2,541	37,006
Powszechna Kasa Oszczednosci Bank Polski SA	8,803	128,455
Powszechny Zaklad Ubezpieczen SA	6,124	67,174
Text SA	280	5,364
		335,071
PORTUGAL — 0.0% (a)
EDP SA	31,802	145,591
Security Description	Shares	Value
Galp Energia SGPS SA	4,710	$88,311
		233,902
PUERTO RICO — 0.0% (a)
Liberty Latin America Ltd. Class C (b) (c)	1,418	13,457
RUSSIA — 0.0%
Gazprom PJSC (e)	81,484	—
LUKOIL PJSC (e)	3,048	—
Sberbank of Russia PJSC (e)	79,092	—
Surgutneftegas PJSC ADR (b) (e)	492	—
Tatneft PJSC ADR (b) (e)	46	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co.	659	86,885
Al Babtain Power & Telecommunication Co.	1,969	23,094
Al Jouf Agricultural Development Co.	4,523	77,164
Al Rajhi Bank	2,295	53,346
Al Rajhi Co. for Co-operative Insurance (b)	3,763	192,393
Alamar Foods	599	12,502
Aldrees Petroleum & Transport Services Co.	16,493	587,371
AlKhorayef Water & Power Technologies Co. (b)	3,809	164,487
Alujain Corp. (b)	355	3,975
Astra Industrial Group	507	22,705
Bank AlBilad	1,608	16,888
Bawan Co.	3,226	35,989
Catrion Catering Holding Co.	281	8,314
City Cement Co.	9,939	46,895
East Pipes Integrated Co. for Industry	511	19,724
Eastern Province Cement Co.	1,084	9,319
Electrical Industries Co.	179,778	343,128
Etihad Atheeb Telecommunication Co.	1,897	47,180
Etihad Etisalat Co.	2,413	33,062
Halwani Brothers Co. (b)	10,200	171,296
Herfy Food Services Co. (b)	3,442	25,370
Jadwa REIT Saudi Fund	48,851	150,535
Leejam Sports Co. JSC	4,863	268,078
Maharah Human Resources Co.	30,466	57,092
Middle East Healthcare Co. (b)	601	11,599
Mobile Telecommunications Co. Saudi Arabia	43,576	127,311
Najran Cement Co. (b)	51,353	130,046
National Agriculture Development Co. (b)	9,024	66,753
National Co. for Learning & Education	353	19,892
National Gas & Industrialization Co.	803	22,690
National Medical Care Co.	659	36,293

See accompanying notes to financial statements.
118

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Northern Region Cement Co.	15,397	$38,211
Perfect Presentation For Commercial Services Co. (b)	7,550	30,390
Qassim Cement Co.	393	5,563
Saudi Advanced Industries Co.	3,063	29,965
Saudi Arabian Mining Co. (b)	7,200	93,661
Saudi Ceramic Co. (b)	9,490	82,469
Saudi Ground Services Co.	644	8,875
Saudi Paper Manufacturing Co.	2,137	37,028
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	2,100	19,537
Saudi Real Estate Co. (b)	5,277	37,980
Saudi Research & Media Group (b)	1,016	77,837
Saudi Steel Pipe Co.	3,221	61,391
Saudia Dairy & Foodstuff Co.	489	49,169
Sinad Holding Co. (b)	14,234	59,950
Sumou Real Estate Co.	1,890	20,833
Sustained Infrastructure Holding Co.	1,745	14,234
Yamama Cement Co.	10,803	90,711
		3,629,180
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	8,012
CapitaLand Integrated Commercial Trust REIT	24,579	40,645
CapitaLand Investment Ltd.	218,384	531,480
DBS Group Holdings Ltd.	19,206	570,038
Grab Holdings Ltd. Class A (b)	5,601	21,284
Oversea-Chinese Banking Corp. Ltd.	33,800	398,112
Scilex Holding Co. (b)	1,396	1,291
Sea Ltd. ADR (b)	3,653	344,405
Singapore Exchange Ltd.	138,500	1,233,752
Singapore Telecommunications Ltd.	64,800	163,769
United Overseas Bank Ltd.	11,900	298,614
		3,611,402
SOUTH AFRICA — 0.4%
Anglo American PLC	16,260	529,773
Discovery Ltd.	78,730	784,902
FirstRand Ltd.	78,009	376,000
Gold Fields Ltd.	13,253	206,749
Harmony Gold Mining Co. Ltd.	10,760	111,231
Impala Platinum Holdings Ltd. (b) (c)	8,627	48,440
MTN Group Ltd.	28,769	153,307
MultiChoice Group (b)	3,236	20,469
Naspers Ltd. Class N	1,656	403,119
Nedbank Group Ltd. (c)	3,016	52,325
Old Mutual Ltd. (c)	17,699	14,007
Sanlam Ltd.	72,177	368,581
Sasol Ltd.	5,574	37,537
Security Description	Shares	Value
Standard Bank Group Ltd.	18,593	$261,484
		3,367,924
SOUTH KOREA — 1.1%
ABLBio, Inc. (b)	2,011	47,672
Advanced Nano Products Co. Ltd.	468	33,677
Ahnlab, Inc.	625	25,761
Alteogen, Inc. (b)	643	160,787
Ananti, Inc. (b)	1,433	5,578
Asiana Airlines, Inc. (b)	830	6,004
BH Co. Ltd.	3,635	50,785
Bioneer Corp. (b)	815	17,045
Cellivery Therapeutics, Inc. (b) (e)	2,627	10,064
Celltrion Pharm, Inc. (b)	109	5,726
Celltrion, Inc.	841	125,664
Chunbo Co. Ltd. (b)	47	2,171
Cosmax, Inc.	89	9,937
CosmoAM&T Co. Ltd. (b)	97	9,302
Cosmochemical Co. Ltd. (b)	634	11,418
Creative & Innovative System (b)	2,006	15,110
CS Wind Corp.	111	5,857
Daejoo Electronic Materials Co. Ltd. (b)	75	6,423
Dear U Co. Ltd. (b)	769	11,749
Delivery Hero SE (b) (d)	43	1,738
Dentium Co. Ltd.	108	6,739
Devsisters Co. Ltd. (b)	851	25,380
DI Dong Il Corp.	121	3,387
Dongwon Systems Corp.	127	4,278
Doosan Fuel Cell Co. Ltd. (b)	515	7,475
Doosan Tesna, Inc.	40	953
Duk San Neolux Co. Ltd. (b)	2,650	63,631
Ecopro BM Co. Ltd. (b)	369	52,061
Ecopro Co. Ltd. (b)	1,035	70,124
Ecopro HN Co. Ltd.	342	14,462
Ecopro Materials Co. Ltd. (b)	45	4,642
E-MART, Inc.	113	5,116
EMRO, Inc. (b)	590	23,687
Enchem Co. Ltd. (b)	153	21,270
Eo Technics Co. Ltd.	127	14,878
Eugene Technology Co. Ltd.	610	17,702
Foosung Co. Ltd. (b)	753	3,777
Gaonchips Co. Ltd. (b)	127	4,181
GC Cell Corp.	1,908	46,398
Han Kuk Carbon Co. Ltd.	970	8,018
Hana Financial Group, Inc.	1,355	60,927
Hana Micron, Inc.	462	4,148
Hanall Biopharma Co. Ltd. (b)	762	22,580
Hanmi Semiconductor Co. Ltd.	271	22,443
HD Hyundai Electric Co. Ltd.	350	88,189
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	276	39,616
Hite Jinro Co. Ltd.	891	13,865
HLB Life Science Co. Ltd. (b)	669	5,571

See accompanying notes to financial statements.
119

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hlb Pharma Ceutical Co. Ltd. (b)	250	$4,990
HLB, Inc. (b)	733	48,037
HPSP Co. Ltd.	516	12,272
HYBE Co. Ltd.	249	32,141
Hyosung Heavy Industries Corp.	73	19,454
Hyundai Bioscience Co. Ltd. (b)	460	6,736
Hyundai Feed, Inc. (b)	970	737
Hyundai Mobis Co. Ltd.	1,031	171,479
Hyundai Motor Co.	2,214	413,104
Hyundai Steel Co.	578	12,332
Hyundai Wia Corp.	137	5,395
Iljin Hysolus Co. Ltd. (b)	2,253	37,128
Intellian Technologies, Inc.	418	17,580
ISC Co. Ltd.	245	10,848
ISU Specialty Chemical (b)	408	16,037
IsuPetasys Co. Ltd.	999	27,922
Jeio Co. Ltd. (b)	719	10,018
Jeju Semiconductor Corp. (b)	1,090	11,044
Joongang Advanced Materials Co. Ltd. (b)	727	5,582
Jusung Engineering Co. Ltd.	1,090	22,338
JW Pharmaceutical Corp.	5,135	108,182
JYP Entertainment Corp.	136	5,242
Kakao Corp.	287	7,934
KB Financial Group, Inc.	5,419	335,243
KG Dongbusteel	608	3,110
KG Mobility Co. (b)	18,036	73,098
Kia Corp.	1,057	80,748
Koh Young Technology, Inc.	369	2,985
KoMiCo Ltd.	171	7,519
Korea Electric Power Corp. ADR (b)	4,365	33,872
Korea Electric Terminal Co. Ltd.	467	24,962
KT&G Corp.	1,552	129,244
Kum Yang Co. Ltd. (b)	697	27,876
Kyung Dong Navien Co. Ltd.	594	32,296
L&F Co. Ltd. (b)	126	10,936
Lake Materials Co. Ltd. (b)	2,671	34,886
LG Chem Ltd.	498	135,763
LG Chem Ltd. Preference Shares	2,039	378,112
LG Electronics, Inc.	454	36,210
LG H&H Co. Ltd.	262	75,933
LigaChem Biosciences, Inc. (b)	162	12,227
Lotte Chemical Corp.	24	1,863
Lotte Tour Development Co. Ltd. (b)	1,061	8,260
Lunit, Inc. (b)	418	13,745
Medytox, Inc.	57	8,386
Myoung Shin Industrial Co. Ltd.	740	7,368
Naturecell Co. Ltd. (b)	3,912	29,466
NAVER Corp.	2,937	380,460
Nexon Games Co. Ltd. (b)	2,403	28,740
NEXTIN, Inc.	632	25,373
NICE Information Service Co. Ltd.	3,350	27,180
Security Description	Shares	Value
NKMax Co. Ltd. (b)	6,826	$10,544
OCI Co. Ltd.	21	1,310
Oscotec, Inc. (b)	1,045	27,729
Park Systems Corp.	167	24,647
People & Technology, Inc. (b)	545	23,339
Peptron, Inc. (b)	279	10,966
PharmaResearch Co. Ltd.	151	22,251
Posco DX Co. Ltd.	631	14,717
POSCO Future M Co. Ltd.	205	39,191
POSCO Holdings, Inc. ADR	7,974	558,100
Posco International Corp.	79	3,449
Posco M-Tech Co. Ltd.	789	10,951
Rainbow Robotics (b)	160	17,117
S&S Tech Corp.	326	6,457
Sam Chun Dang Pharm Co. Ltd.	1,703	181,799
Sam-A Aluminum Co. Ltd.	50	1,950
Samsung C&T Corp.	464	48,894
Samsung E&A Co. Ltd. (b)	1,013	17,042
Samsung Electronics Co. Ltd. GDR	2,160	2,525,040
Samsung Electronics Co. Ltd. Preference Shares	8,302	323,141
Samsung Fire & Marine Insurance Co. Ltd.	252	66,387
Samsung Heavy Industries Co. Ltd. (b)	3,270	25,081
Samsung SDI Co. Ltd.	106	30,681
Samsung Securities Co. Ltd.	788	26,243
Seegene, Inc.	396	7,495
SFA Semicon Co. Ltd. (b)	2,403	6,845
Shin Poong Pharmaceutical Co. Ltd. (b)	1,107	10,539
Shinhan Financial Group Co. Ltd.	5,379	228,290
Shinsung Delta Tech Co. Ltd.	492	17,683
SK Chemicals Co. Ltd.	115	4,485
SK Hynix, Inc.	8,154	1,088,697
SK Innovation Co. Ltd. (b)	294	26,327
SK oceanplant Co. Ltd. (b)	1,938	22,171
SK, Inc.	288	33,740
Solus Advanced Materials Co. Ltd.	636	6,079
Soop Co. Ltd.	181	13,883
Soulbrain Co. Ltd.	26	4,414
SPG Co. Ltd.	468	8,607
Sungwoo Hitech Co. Ltd.	1,561	7,986
Synopex, Inc. (b)	3,765	21,421
Taihan Electric Wire Co. Ltd. (b)	568	5,225
TCC Steel	303	8,874
Tokai Carbon Korea Co. Ltd.	87	6,147
Voronoi, Inc. (b)	126	9,346
VT Co. Ltd. (b)	2,367	61,180
Webzen, Inc.	309	4,048
Wemade Co. Ltd. (b)	1,016	26,416
Won Tech Co. Ltd.	82	439

See accompanying notes to financial statements.
120

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Youlchon Chemical Co. Ltd.	443	$7,690
		9,845,412
SPAIN — 0.7%
Acciona SA	5,419	771,104
Acerinox SA	21,311	229,874
ACS Actividades de Construccion y Servicios SA	22,824	1,056,609
Amadeus IT Group SA	7,125	516,235
Banco Bilbao Vizcaya Argentaria SA (c)	59,400	643,576
Banco Santander SA	152,147	781,182
Distribuidora Internacional de Alimentacion SA (b) (c)	828,164	11,831
Grenergy Renovables SA (b) (c)	261	11,098
Iberdrola SA	76,541	1,186,534
Industria de Diseno Textil SA (c)	11,096	658,069
Repsol SA	12,196	161,226
Telefonica SA (c)	46,813	229,672
		6,257,010
SWEDEN — 0.8%
Alleima AB	4,159	29,295
Assa Abloy AB Class B	24,060	810,814
Atlas Copco AB Class B	77,782	1,333,634
Boozt AB (b) (d)	6,846	75,507
Camurus AB (b)	2,786	177,550
Epiroc AB Class B	22,394	424,834
Evolution AB (d)	3,868	380,824
Fortnox AB (c)	9,866	61,318
Industrivarden AB Class A	299	11,067
MIPS AB	2,492	133,001
Sandvik AB	20,772	464,965
Securitas AB Class B (c)	50,507	642,262
Skandinaviska Enskilda Banken AB Class A	49,097	751,959
Skanska AB Class B	21,252	444,052
SKF AB Class B	15,122	301,348
Stillfront Group AB (b)	20,795	13,365
Svenska Handelsbanken AB Class A	19,866	204,312
Tele2 AB Class B	14,859	168,429
Telefonaktiebolaget LM Ericsson Class B (c)	39,707	300,527
Telia Co. AB (c)	34,170	110,702
Volvo AB Class A	26,284	702,179
Xvivo Perfusion AB (b)	614	30,953
		7,572,897
SWITZERLAND — 1.5%
ABB Ltd.	29,541	1,715,623
Accelleron Industries AG	1,451	75,410
Adecco Group AG	5,751	196,211
Alcon, Inc.	3,885	388,339
Basilea Pharmaceutica AG (b)	120	6,593
Cie Financiere Richemont SA Class A	7,988	1,267,019
DSM-Firmenich AG	6,161	850,216
Security Description	Shares	Value
Geberit AG	2,217	$1,449,178
Givaudan SA	277	1,523,656
Kuehne & Nagel International AG	2,424	663,220
Novartis AG	19,040	2,192,799
Sandoz Group AG	3,814	159,469
Sensirion Holding AG (b) (c) (d)	362	31,327
SGS SA	7,182	803,212
Swatch Group AG Bearer Shares (c)	293	62,956
UBS Group AG	47,038	1,453,157
Vetropack Holding AG (c)	87	3,280
Zurich Insurance Group AG	1,375	830,982
		13,672,647
TAIWAN — 2.0%
Ability Opto-Electronics Technology Co. Ltd.	2,000	14,599
Actron Technology Corp.	3,246	17,950
Adimmune Corp. (b)	16,000	13,752
Advanced Ceramic X Corp.	2,000	11,218
Advanced Energy Solution Holding Co. Ltd.	1,000	15,784
Advanced Wireless Semiconductor Co.	3,000	10,096
Advancetek Enterprise Co. Ltd.	7,000	14,953
AIC, Inc.	2,187	23,773
Alchip Technologies Ltd.	3,000	187,224
Allied Supreme Corp.	5,000	52,533
Andes Technology Corp. (b)	4,000	47,146
AP Memory Technology Corp.	4,000	38,361
Asia Polymer Corp.	186,000	111,671
AUO Corp. ADR (b)	47,862	250,318
AURAS Technology Co. Ltd.	2,000	42,469
Bank of Kaohsiung Co. Ltd.	663,555	250,564
Bizlink Holding, Inc.	1,034	15,062
C Sun Manufacturing Ltd.	7,000	46,893
Career Technology MFG. Co. Ltd. (b)	49,464	32,745
Century Iron & Steel Industrial Co. Ltd.	4,000	28,060
Chailease Holding Co. Ltd.	4,214	21,771
Channel Well Technology Co. Ltd.	26,000	54,553
Charoen Pokphand Enterprise	5,500	16,980
Chief Telecom, Inc.	3,300	49,740
China Motor Corp.	11,000	25,652
Chun Yuan Steel Industry Co. Ltd.	20,000	11,628
Chung Hwa Pulp Corp. (b)	23,000	15,771
Chunghwa Telecom Co. Ltd. ADR	19,229	762,814
Co-Tech Development Corp.	12,000	23,168
CTBC Financial Holding Co. Ltd.	195,000	211,967
CyberPower Systems, Inc.	2,000	20,160
Darfon Electronics Corp.	8,000	12,551
Dynamic Holding Co. Ltd.	7,000	17,010

See accompanying notes to financial statements.
121

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
E Ink Holdings, Inc.	4,000	$37,034
Egis Technology, Inc. (b)	2,000	13,272
EirGenix, Inc. (b)	16,000	44,896
Elite Advanced Laser Corp. (b)	1,000	5,862
Elite Material Co. Ltd.	1,000	14,125
Elite Semiconductor Microelectronics Technology, Inc.	11,000	25,270
Episil Technologies, Inc. (b)	17,090	30,296
Episil-Precision, Inc.	2,017	3,850
Etron Technology, Inc. (b)	10,903	12,868
Ever Supreme Bio Technology Co. Ltd.	7,861	46,202
Evergreen Marine Corp. Taiwan Ltd.	1,600	10,162
Faraday Technology Corp.	12,463	104,756
First Copper Technology Co. Ltd. (b)	29,000	42,703
Fitipower Integrated Technology, Inc.	10,629	89,508
FocalTech Systems Co. Ltd.	28,000	75,383
Formosa Chemicals & Fibre Corp.	11,000	15,103
Formosa Plastics Corp.	14,000	23,668
Fortune Electric Co. Ltd.	1,100	21,863
Fositek Corp.	2,000	52,138
Fulgent Sun International Holding Co. Ltd.	5,000	19,591
G Shank Enterprise Co. Ltd.	3,000	8,627
Genius Electronic Optical Co. Ltd.	1,079	16,570
Global PMX Co. Ltd.	1,000	4,139
Global Unichip Corp.	1,000	34,759
Globalwafers Co. Ltd.	1,000	14,378
Gold Circuit Electronics Ltd.	41,800	261,527
Grand Process Technology Corp.	1,000	54,982
Gudeng Precision Industrial Co. Ltd.	1,049	18,728
HD Renewable Energy Co. Ltd.	2,000	16,621
Hon Hai Precision Industry Co. Ltd. GDR (c)	111,936	1,311,890
Hwang Chang General Contractor Co. Ltd.	12,000	31,283
International Games System Co. Ltd.	16,000	498,507
ITE Technology, Inc.	1,000	4,455
J&V Energy Technology Co. Ltd.	3,000	22,751
Jentech Precision Industrial Co. Ltd.	3,299	134,998
Johnson Health Tech Co. Ltd.	9,000	44,792
Kaori Heat Treatment Co. Ltd.	2,000	26,006
Kenmec Mechanical Engineering Co. Ltd.	3,096	8,903
King's Town Bank Co. Ltd.	8,000	14,156
Kinik Co.	2,000	19,591
Security Description	Shares	Value
Kinsus Interconnect Technology Corp.	8,000	$27,807
KMC Kuei Meng International, Inc.	7,000	33,400
Kung Long Batteries Industrial Co. Ltd.	15,000	71,098
Kuo Toong International Co. Ltd.	3,000	6,039
L&K Engineering Co. Ltd.	4,099	27,006
LandMark Optoelectronics Corp.	4,000	37,350
Lotus Pharmaceutical Co. Ltd.	3,000	24,932
Lung Yen Life Service Corp. (b)	5,000	7,489
LuxNet Corp.	19,000	86,755
MediaTek, Inc.	5,000	185,645
Medigen Vaccine Biologics Corp. (b)	21,303	30,427
Merry Electronics Co. Ltd.	3,000	12,324
Microbio Co. Ltd. (b)	5,538	7,184
MPI Corp.	1,000	23,604
Nan Pao Resins Chemical Co. Ltd.	1,000	9,590
Nan Ya Plastics Corp.	16,000	23,257
Nuvoton Technology Corp.	17,000	46,037
O-Bank Co. Ltd.	19,000	6,034
OBI Pharma, Inc. (b)	37,000	88,857
Oneness Biotech Co. Ltd. (b)	1,193	5,391
Orient Semiconductor Electronics Ltd.	21,000	26,709
Oriental Union Chemical Corp.	18,000	10,693
Pan Jit International, Inc.	24,500	44,980
Pegavision Corp.	1,085	15,394
Pharmally International Holding Co. Ltd. (b) (e)	1,282	—
Phihong Technology Co. Ltd. (b)	16,679	21,530
Polaris Group (b)	8,000	13,954
Promate Electronic Co. Ltd.	4,000	10,200
Quang Viet Enterprise Co. Ltd.	10,000	34,127
Quanta Computer, Inc.	8,000	66,737
RichWave Technology Corp. (b)	17,042	104,202
San Fu Chemical Co. Ltd.	35,000	151,518
Sanyang Motor Co. Ltd.	40,000	92,269
Scientech Corp.	3,000	40,241
SDI Corp.	8,000	37,034
Sensortek Technology Corp.	1,000	9,116
Shihlin Paper Corp. (b)	68,000	122,478
Shin Zu Shing Co. Ltd.	1,000	6,257
Shinfox Energy Co. Ltd.	26,000	111,734
Shiny Chemical Industrial Co. Ltd.	1,000	5,625
Sincere Navigation Corp.	82,000	77,475
Solar Applied Materials Technology Corp.	5,000	10,301
Solomon Technology Corp.	9,000	42,659
Sporton International, Inc.	11,760	81,196
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	5,840
Sunplus Technology Co. Ltd. (b)	3,000	3,000
T3EX Global Holdings Corp.	1,000	2,809

See accompanying notes to financial statements.
122

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ta Ya Electric Wire & Cable	4,200	$6,729
TaiDoc Technology Corp.	1,000	4,898
Taigen Biopharmaceuticals Holdings Ltd. (b)	84,000	39,682
TaiMed Biologics, Inc. (b)	8,505	21,419
Taiwan Cogeneration Corp.	18,056	25,846
Taiwan Mask Corp.	22,000	40,529
Taiwan Sakura Corp.	7,000	19,399
Taiwan Semiconductor Co. Ltd.	40,000	81,020
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,179	8,193,577
Taiwan Surface Mounting Technology Corp.	3,000	10,428
Taiwan Union Technology Corp.	6,000	32,326
TCI Co. Ltd.	459	1,987
Test Research, Inc.	1,000	4,471
Thinking Electronic Industrial Co. Ltd.	1,000	5,498
Topkey Corp.	4,000	27,491
TSEC Corp.	26,270	20,462
Unimicron Technology Corp.	2,000	9,101
Union Bank of Taiwan	44,940	22,011
Unitech Printed Circuit Board Corp. (b)	5,000	5,451
United Integrated Services Co. Ltd.	7,000	70,561
United Microelectronics Corp. ADR (c)	75,158	632,830
United Renewable Energy Co. Ltd. (b)	729,879	290,600
Universal Vision Biotechnology Co. Ltd.	4,452	36,295
VIA Labs, Inc.	1,000	5,925
Via Technologies, Inc.	2,000	8,279
Visual Photonics Epitaxy Co. Ltd.	2,000	10,491
Vivotek, Inc.	19,000	75,048
Voltronic Power Technology Corp.	1,000	63,988
Wafer Works Corp.	13,229	13,272
Waffer Technology Corp.	21,000	48,508
Win Semiconductors Corp. (b)	2,000	8,627
Wistron Corp.	4,000	12,766
XinTec, Inc.	15,000	97,404
Xxentria Technology Materials Corp.	16,350	31,825
Yageo Corp.	379	7,461
Yulon Motor Co. Ltd.	16,896	32,034
ZillTek Technology Corp.	1,000	10,617
Zyxel Group Corp.	15,000	17,656
		17,659,965
THAILAND — 0.2%
Aurora Design PCL	101,600	49,573
B Grimm Power PCL	78,700	58,699
Bangkok Airways PCL	21,300	16,350
Banpu Power PCL	101,800	41,761
Security Description	Shares	Value
BCPG PCL	183,300	$41,015
Carabao Group PCL	24,600	60,396
CK Power PCL	465,100	53,770
CP ALL PCL NVDR	54,200	110,329
Delta Electronics Thailand PCL	36,800	122,371
Dhipaya Group Holdings PCL	2,900	2,569
Dynasty Ceramic PCL	2,061,600	127,499
Energy Absolute PCL	24,605	6,844
Erawan Group PCL	301,500	41,977
Gunkul Engineering PCL	552,800	49,821
Hana Microelectronics PCL	22,300	28,241
Ichitan Group PCL	139,500	70,666
Jasmine International PCL	267,798	24,801
KCE Electronics PCL	10,200	12,283
Muangthai Capital PCL	8,800	13,537
Osotspa PCL	51,600	37,043
Plan B Media PCL	251,300	63,650
Prima Marine PCL	164,200	43,885
PSG Corp. PCL (b)	1,462,900	27,733
PTT PCL	139,500	147,401
Regional Container Lines PCL	34,100	28,613
RS PCL	43,792	8,166
Sappe PCL	32,100	70,081
SCB X PCL NVDR	9,400	31,842
SISB PCL	39,200	42,638
Star Petroleum Refining PCL	36,100	7,909
TOA Paint Thailand PCL	4,400	2,653
TQM Alpha PCL NVDR	51,200	43,360
VGI PCL (b)	194,000	15,796
		1,503,272
TURKEY — 0.1%
Akbank TAS	65,717	118,412
Akcansa Cimento AS	2,388	10,771
Bosch Fren Sistemleri Sanayi ve Ticaret AS	12	248
Cimsa Cimento Sanayi VE Ticaret AS	7,714	7,915
CW Enerji Muhendislik Ticaret VE Sanayi AS	89	455
Eldorado Gold Corp. (b) (c)	2,094	36,441
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (b)	21,999	7,735
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	2,031	5,026
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	4,952	2,549
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	4,447	5,099
Konya Cimento Sanayii AS (b)	1	204
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	12,928	25,960
MIA Teknoloji AS (b)	6,286	7,925
Migros Ticaret AS	10,495	138,144
Nuh Cimento Sanayi AS	10,560	80,697

See accompanying notes to financial statements.
123

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Politeknik Metal Sanayi ve Ticaret AS (b)	26	$5,078
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	1,296	469
SDT Uzay VE Savunma Teknolojileri AS	719	4,864
Turkiye Is Bankasi AS Class C	269,476	110,826
Vestel Elektronik Sanayi ve Ticaret AS (b)	14,653	27,624
YEO Teknoloji Enerji VE Endustri AS (b)	2,390	11,290
		607,732
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	18,924	43,381
Abu Dhabi Islamic Bank PJSC	9,295	32,190
Agthia Group PJSC	13,354	28,359
Ajman Bank PJSC (b)	463,537	223,376
Al Waha Capital PJSC	44,466	18,401
AL Yah Satellite Communications Co-PJSC-Yah Sat	34,398	19,479
Amanat Holdings PJSC	581,690	188,459
Aramex PJSC (b)	77,955	47,754
Dana Gas PJSC (b)	233,590	40,702
Deyaar Development PJSC	535,447	99,713
Emirates Telecommunications Group Co. PJSC	2,619	13,191
First Abu Dhabi Bank PJSC	9,611	35,953
Gulf Navigation Holding PJSC (b)	28,009	46,516
Multiply Group PJSC (b)	15,333	9,852
National Central Cooling Co. PJSC	65,099	53,525
Phoenix Group PLC (b)	41,069	16,772
RAK Properties PJSC	210,952	68,346
Ras Al Khaimah Ceramics	24,504	16,011
Sharjah Islamic Bank	303,731	191,021
Taaleem Holdings PJSC	132,003	134,052
		1,327,053
UNITED KINGDOM — 2.8%
3i Group PLC	34,151	1,513,968
abrdn PLC	107,416	235,359
Alphawave IP Group PLC (b) (c)	3,333	4,658
Anglogold Ashanti PLC	5,583	148,704
AO World PLC (b)	22,666	34,173
Aston Martin Lagonda Global Holdings PLC (b) (c) (d)	5,337	8,619
AstraZeneca PLC	12,128	1,885,122
AstraZeneca PLC ADR	10,843	844,778
BAE Systems PLC	65,116	1,080,873
Barclays PLC	177,951	535,988
boohoo Group PLC (b) (c)	6,025	2,412
British American Tobacco PLC	12,075	441,201
British Land Co. PLC REIT	8,653	50,536
BT Group PLC (c)	89,414	177,384
Burberry Group PLC	3,634	34,170
Security Description	Shares	Value
Central Asia Metals PLC	40,324	$105,797
CK Hutchison Holdings Ltd.	86,420	497,325
Compass Group PLC	31,720	1,018,589
Craneware PLC	182	4,883
Diageo PLC	19,866	693,628
Eurasia Mining PLC (b)	1,129	33
Flutter Entertainment PLC (b)	99	23,338
Greatland Gold PLC (b) (c)	82,141	7,602
Hammerson PLC REIT	3,504	14,946
HSBC Holdings PLC	190,688	1,711,674
Imperial Brands PLC	6,866	200,127
Indivior PLC (b)	1,292	12,764
InterContinental Hotels Group PLC	9,754	1,064,475
ITM Power PLC (b) (c)	12,362	8,390
J Sainsbury PLC	53,814	213,230
Land Securities Group PLC REIT	7,024	61,335
Learning Technologies Group PLC	34,269	43,668
Lloyds Banking Group PLC	632,741	499,051
M&G PLC	32,045	89,148
Marks & Spencer Group PLC	19,667	98,293
National Grid PLC	20,185	278,874
Next PLC	5,298	695,155
Pearson PLC	7,420	100,872
Quilter PLC (d)	27,014	48,157
Reckitt Benckiser Group PLC	5,855	359,459
RELX PLC (f)	12,885	606,470
RELX PLC (f)	38,049	1,791,157
Rolls-Royce Holdings PLC (b)	103,400	731,203
Sage Group PLC	10,375	142,575
Serica Energy PLC	2,159	3,866
Severn Trent PLC	18,216	645,547
Smith & Nephew PLC	33,128	514,571
Smiths Group PLC	25,441	572,281
Soho House & Co., Inc. (b) (c)	3,765	19,202
SSE PLC	11,312	285,714
Standard Chartered PLC	35,631	379,003
Team17 Group PLC (b)	4,127	14,947
TechnipFMC PLC	8,356	219,178
Tesco PLC	68,143	327,865
Unilever PLC (f)	25,587	1,660,798
Unilever PLC (f)	2	130
United Utilities Group PLC	32,494	455,690
Virgin Money U.K. PLC CDI	1,016	2,974
Vodafone Group PLC	241,616	243,198
Warehouse REIT PLC	41,682	49,145
Whitbread PLC	22,966	965,442
WPP PLC	25,166	257,629
		24,737,343
UNITED STATES — 64.1%
10X Genomics, Inc. Class A (b)	1,435	32,402
1-800-Flowers.com, Inc. Class A (b) (c)	337	2,672
3D Systems Corp. (b)	39,572	112,384

See accompanying notes to financial statements.
124

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
3M Co.	7,127	$974,261
4D Molecular Therapeutics, Inc. (b)	1,489	16,096
89bio, Inc. (b)	1,136	8,406
A10 Networks, Inc.	849	12,260
AAON, Inc.	713	76,674
Abbott Laboratories	26,403	3,010,206
AbbVie, Inc.	19,331	3,817,486
Abercrombie & Fitch Co. Class A (b)	234	32,737
Accel Entertainment, Inc. (b)	12,155	141,241
ACM Research, Inc. Class A (b)	2,505	50,851
ACV Auctions, Inc. Class A (b)	1,642	33,382
Addus HomeCare Corp. (b)	100	13,303
Adient PLC (b)	1,021	23,044
ADMA Biologics, Inc. (b)	10,254	204,977
Adobe, Inc. (b)	5,934	3,072,507
Advanced Micro Devices, Inc. (b)	15,206	2,495,000
AES Corp.	4,233	84,914
Affiliated Managers Group, Inc.	217	38,583
Affirm Holdings, Inc. (b)	2,854	116,500
Aflac, Inc.	20,774	2,322,533
Agilent Technologies, Inc.	14,002	2,079,017
agilon health, Inc. (b)	484	1,902
Agilysys, Inc. (b)	1,201	130,873
AGNC Investment Corp. REIT (c)	6,671	69,779
Air Products & Chemicals, Inc.	2,272	676,465
Airbnb, Inc. Class A (b)	2,936	372,314
Akero Therapeutics, Inc. (b)	3,292	94,447
Albemarle Corp. (c)	840	79,556
Alcoa Corp.	7,525	290,314
Alector, Inc. (b)	6,539	30,472
Alexander & Baldwin, Inc. REIT	3,087	59,270
Align Technology, Inc. (b)	275	69,938
Alignment Healthcare, Inc. (b)	1,420	16,784
Alkami Technology, Inc. (b)	1,375	43,367
Allegion PLC	2,406	350,650
Allient, Inc.	534	10,141
Allogene Therapeutics, Inc. (b)	14,612	40,914
Allstate Corp.	7,333	1,390,703
Ally Financial, Inc.	3,676	130,829
Alnylam Pharmaceuticals, Inc. (b)	275	75,633
Alpha & Omega Semiconductor Ltd. (b)	376	13,957
Alpha Metallurgical Resources, Inc.	182	42,985
Alphabet, Inc. Class A	56,955	9,445,987
Alphabet, Inc. Class C	56,289	9,410,958
Alphatec Holdings, Inc. (b)	1,477	8,212
Altice USA, Inc. Class A (b)	10,542	25,933
Altimmune, Inc. (b) (c)	3,248	19,943
Altria Group, Inc.	14,570	743,653
Altus Power, Inc. (b)	8,932	28,404
A-Mark Precious Metals, Inc. (c)	451	19,916
Security Description	Shares	Value
Amazon.com, Inc. (b)	93,466	$17,415,520
AMC Entertainment Holdings, Inc. Class A (b)	4,951	22,527
Amcor PLC CDI	21,035	238,450
Ameresco, Inc. Class A (b)	421	15,973
American Electric Power Co., Inc.	14,570	1,494,882
American Express Co.	11,267	3,055,610
American Superconductor Corp. (b)	2,436	57,490
American Tower Corp. REIT	7,256	1,687,455
America's Car-Mart, Inc. (b)	534	22,385
Amgen, Inc.	6,532	2,104,676
Amphenol Corp. Class A	1,684	109,729
Amplitude, Inc. Class A (b)	3,491	31,314
Analog Devices, Inc.	6,975	1,605,436
Annaly Capital Management, Inc. REIT (c)	3,374	67,716
Antero Resources Corp. (b)	651	18,651
Anywhere Real Estate, Inc. (b)	10,214	51,887
Aon PLC Class A	1,838	635,930
APA Corp.	3,758	91,921
Apartment Investment & Management Co. Class A, REIT (b)	16,905	152,821
Apellis Pharmaceuticals, Inc. (b)	342	9,863
Appfolio, Inc. Class A (b)	101	23,775
Appian Corp. Class A (b)	273	9,320
Apple, Inc.	147,898	34,460,234
Applied Digital Corp. (b) (c)	5,480	45,210
Applied Materials, Inc.	12,433	2,512,088
Applied Optoelectronics, Inc. (b) (c)	3,144	44,991
AppLovin Corp. Class A (b)	1,846	240,995
Aptiv PLC (b)	100	7,201
Arbor Realty Trust, Inc. REIT (c)	7,143	111,145
Archer Aviation, Inc. Class A (b)	8,488	25,719
Archer-Daniels-Midland Co.	13,462	804,220
Arcturus Therapeutics Holdings, Inc. (b)	1,478	34,304
Arcus Biosciences, Inc. (b)	4,154	63,515
Arcutis Biotherapeutics, Inc. (b)	1,828	17,000
Ardelyx, Inc. (b)	3,204	22,076
Arista Networks, Inc. (b)	1,604	615,647
Arlo Technologies, Inc. (b)	1,370	16,591
Armada Hoffler Properties, Inc. REIT	15,208	164,703
ARMOUR Residential REIT, Inc.	1,161	23,684
Array Technologies, Inc. (b) (c)	3,091	20,401
Arrowhead Pharmaceuticals, Inc. (b)	4,359	84,434
ARS Pharmaceuticals, Inc. (b) (c)	304	4,408
Arvinas, Inc. (b)	1,293	31,847
Asana, Inc. Class A (b) (c)	2,960	34,306
Aspen Aerogels, Inc. (b)	2,101	58,177
AST SpaceMobile, Inc. (b) (c)	1,624	42,468

See accompanying notes to financial statements.
125

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Astrana Health, Inc. (b)	87	$5,041
Astronics Corp. (b)	711	13,850
AT&T, Inc.	84,146	1,851,212
Atkore, Inc.	317	26,863
Atlassian Corp. Class A (b)	1,052	167,068
Atmus Filtration Technologies, Inc.	2,474	92,849
Aurora Innovation, Inc. (b) (c)	13,516	80,015
Autodesk, Inc. (b)	275	75,757
Automatic Data Processing, Inc.	6,924	1,916,079
Avanos Medical, Inc. (b)	922	22,156
AvePoint, Inc. (b)	7,425	87,392
Avid Bioservices, Inc. (b)	1,928	21,941
Avidity Biosciences, Inc. (b)	1,721	79,046
AvidXchange Holdings, Inc. (b)	4,890	39,658
Avis Budget Group, Inc. (c)	100	8,759
Axcelis Technologies, Inc. (b)	342	35,859
Axon Enterprise, Inc. (b)	876	350,050
Axonics, Inc. (b)	3,328	231,629
Axos Financial, Inc. (b)	334	21,002
Axsome Therapeutics, Inc. (b)	291	26,152
AZEK Co., Inc. (b)	3,338	156,218
Baker Hughes Co.	5,856	211,694
Bancorp, Inc. (b)	5,008	267,928
Bank of America Corp.	100,403	3,983,991
Bank of New York Mellon Corp.	22,088	1,587,244
Bar Harbor Bankshares	608	18,751
Bath & Body Works, Inc.	2,131	68,022
Baxter International, Inc.	14,109	535,719
Beam Therapeutics, Inc. (b) (c)	899	22,025
Beazer Homes USA, Inc. (b)	2,296	78,454
Becton Dickinson & Co.	6,426	1,549,309
BellRing Brands, Inc. (b)	336	20,402
Berkshire Hathaway, Inc. Class B (b)	13,788	6,346,065
Beyond Meat, Inc. (b) (c)	5,533	37,514
Beyond, Inc. (b) (c)	3,495	35,230
BigCommerce Holdings, Inc. (b)	3,357	19,638
Bill Holdings, Inc. (b)	804	42,419
BioCryst Pharmaceuticals, Inc. (b)	7,170	54,492
Biogen, Inc. (b)	3,828	742,020
Biohaven Ltd. (b)	618	30,881
BioLife Solutions, Inc. (b)	2,170	54,337
Bitdeer Technologies Group Class A (b) (c)	1,524	11,933
BJ's Restaurants, Inc. (b)	1,161	37,802
BlackRock, Inc.	787	747,264
Blackstone, Inc.	3,068	469,803
Blend Labs, Inc. Class A (b)	9,336	35,010
Block, Inc. CDI (b)	1,180	78,883
Block, Inc. (b)	3,389	227,504
Bloom Energy Corp. Class A (b) (c)	3,756	39,663
Blue Bird Corp. (b)	1,279	61,341
BlueLinx Holdings, Inc. (b)	217	22,876
Security Description	Shares	Value
Boeing Co. (b)	6,028	$916,497
Booking Holdings, Inc.	555	2,337,727
Boot Barn Holdings, Inc. (b)	337	56,373
Boston Beer Co., Inc. Class A (b)	101	29,203
Boston Omaha Corp. Class A (b) (c)	275	4,089
Boston Scientific Corp. (b)	14,602	1,223,648
BP PLC	159,102	835,932
Braze, Inc. Class A (b)	764	24,708
Bridgebio Pharma, Inc. (b)	4,312	109,784
Brighthouse Financial, Inc. (b)	1,852	83,396
BrightSpire Capital, Inc. REIT	46,314	259,358
Bristol-Myers Squibb Co.	22,102	1,143,557
Broadcom, Inc.	46,760	8,066,100
Builders FirstSource, Inc. (b)	711	137,834
Bumble, Inc. Class A (b)	334	2,131
Burlington Stores, Inc. (b)	100	26,348
C3.ai, Inc. Class A (b)	1,727	41,845
Cadence Design Systems, Inc. (b)	2,102	569,705
Caesars Entertainment, Inc. (b)	1,753	73,170
Calix, Inc. (b)	317	12,296
Cantaloupe, Inc. (b)	5,291	39,153
Capital City Bank Group, Inc.	726	25,621
Capital One Financial Corp.	7,256	1,086,441
CareDx, Inc. (b)	812	25,355
Carnival Corp. (b)	7,256	134,091
Carnival PLC (b)	1,734	28,329
Carrier Global Corp.	7,256	584,035
Cars.com, Inc. (b)	2,267	37,995
Carvana Co. (b)	1,193	207,713
Cass Information Systems, Inc.	726	30,114
Cassava Sciences, Inc. (b) (c)	337	9,918
Castle Biosciences, Inc. (b)	1,027	29,290
Catalyst Pharmaceuticals, Inc. (b)	4,058	80,673
Caterpillar, Inc.	6,924	2,708,115
CECO Environmental Corp. (b)	334	9,419
Celldex Therapeutics, Inc. (b)	2,188	74,370
Celsius Holdings, Inc. (b)	1,985	62,250
Centene Corp. (b)	317	23,864
Centrus Energy Corp. Class A (b) (c)	582	31,923
Century Aluminum Co. (b)	4,024	65,310
Century Communities, Inc.	909	93,609
Certara, Inc. (b)	2,879	33,713
CEVA, Inc. (b)	255	6,158
CF Industries Holdings, Inc.	2,200	188,760
CH Robinson Worldwide, Inc.	7,256	800,845
Champion Homes, Inc. (b)	1,713	162,478
ChampionX Corp.	6,118	184,458
ChargePoint Holdings, Inc. (b) (c)	35,235	48,272
Charles Schwab Corp.	19,480	1,262,499
Charter Communications, Inc. Class A (b)	2,369	767,746

See accompanying notes to financial statements.
126

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Chatham Lodging Trust REIT	9,655	$82,261
Chefs' Warehouse, Inc. (b)	370	15,544
Chemours Co.	1,846	37,511
Chevron Corp.	19,374	2,853,209
Chipotle Mexican Grill, Inc. (b)	15,970	920,191
Chord Energy Corp.	1,414	184,145
Chubb Ltd.	8,285	2,389,311
Church & Dwight Co., Inc.	6,045	633,032
Cigna Group	2,140	741,382
Cipher Mining, Inc. (b)	9,058	35,054
Cisco Systems, Inc.	55,368	2,946,685
Citigroup, Inc.	34,190	2,140,294
Citizens Financial Group, Inc.	4,226	173,562
Clean Energy Fuels Corp. (b)	22,317	69,406
Cleanspark, Inc. (b) (c)	6,323	59,057
Clear Channel Outdoor Holdings, Inc. (b)	29,938	47,901
Clear Secure, Inc. Class A	550	18,227
Cleveland-Cliffs, Inc. (b)	1,140	14,558
Clorox Co.	6,602	1,075,532
Cloudflare, Inc. Class A (b)	3,004	242,994
Clover Health Investments Corp. (b) (c)	11,468	32,340
CME Group, Inc.	3,642	803,607
CNH Industrial NV	9,793	108,202
Coastal Financial Corp. (b)	950	51,290
Coca-Cola Co.	41,830	3,005,904
Coeur Mining, Inc. (b)	6,975	47,988
Cognizant Technology Solutions Corp. Class A	14,653	1,130,919
Coherent Corp. (b)	568	50,501
Coinbase Global, Inc. Class A (b)	1,733	308,769
Colgate-Palmolive Co.	12,189	1,265,340
Collegium Pharmaceutical, Inc. (b)	1,933	74,691
Comcast Corp. Class A	37,283	1,557,311
Community Health Systems, Inc. (b)	11,862	72,002
Community Healthcare Trust, Inc. REIT	9,388	170,392
Compass, Inc. Class A (b)	18,264	111,593
Conagra Brands, Inc.	14,570	473,816
Conduent, Inc. (b)	2,196	8,850
Confluent, Inc. Class A (b)	808	16,467
ConocoPhillips	14,570	1,533,930
CONSOL Energy, Inc.	101	10,570
Constellation Energy Corp.	4,882	1,269,418
Core Scientific, Inc. (b)	1,828	21,680
Corning, Inc.	27,877	1,258,647
Corsair Gaming, Inc. (b)	1,068	7,433
Corteva, Inc.	11,604	682,199
CoStar Group, Inc. (b)	451	34,023
Costco Wholesale Corp.	5,547	4,917,526
Coty, Inc. Class A (b)	1,127	10,583
Couchbase, Inc. (b)	2,564	41,332
Covenant Logistics Group, Inc.	217	11,466
Security Description	Shares	Value
CRH PLC	11,781	$1,077,410
Cricut, Inc. Class A	474	3,285
Crocs, Inc. (b)	584	84,569
Crowdstrike Holdings, Inc. Class A (b)	2,286	641,154
CryoPort, Inc. (b)	2,443	19,813
CSL Ltd.	7,669	1,523,116
CSX Corp.	48,284	1,667,247
Cullinan Therapeutics, Inc. (b) (c)	214	3,582
Cummins, Inc.	6,439	2,084,884
Customers Bancorp, Inc. (b)	234	10,869
CVS Health Corp.	21,162	1,330,667
Cytek Biosciences, Inc. (b)	1,173	6,498
Cytokinetics, Inc. (b)	363	19,166
Dana, Inc.	337	3,559
Danaher Corp.	10,986	3,054,328
Datadog, Inc. Class A (b)	1,884	216,773
Dave & Buster's Entertainment, Inc. (b)	3,235	110,152
Deere & Co.	4,112	1,716,061
Definitive Healthcare Corp. (b)	17,882	79,933
Dell Technologies, Inc. Class C	1,557	184,567
Denny's Corp. (b)	644	4,154
Designer Brands, Inc. Class A	2,267	16,730
Devon Energy Corp.	3,229	126,318
Dexcom, Inc. (b)	1,983	132,940
DiamondRock Hospitality Co. REIT	4,472	39,041
Dianthus Therapeutics, Inc. (b)	204	5,586
Digi International, Inc. (b)	451	12,416
Digimarc Corp. (b) (c)	1,385	37,229
Digital Realty Trust, Inc. REIT	337	54,537
DigitalOcean Holdings, Inc. (b)	859	34,695
Dine Brands Global, Inc.	765	23,891
Discover Financial Services	10,248	1,437,692
Diversified Healthcare Trust REIT	6,980	29,246
DNOW, Inc. (b)	836	10,809
DocuSign, Inc. (b)	1,181	73,328
Dollar Tree, Inc. (b)	5,421	381,205
DoorDash, Inc. Class A (b)	1,821	259,911
Dow, Inc.	11,787	643,924
Doximity, Inc. Class A (b)	1,361	59,299
DR Horton, Inc.	100	19,077
DraftKings, Inc. Class A (b)	4,607	180,594
Dream Finders Homes, Inc. Class A (b)	811	29,366
Ducommun, Inc. (b)	474	31,203
Duke Energy Corp.	7,961	917,903
Duolingo, Inc. (b)	100	28,202
DuPont de Nemours, Inc.	8,501	757,524
Dutch Bros, Inc. Class A (b)	270	8,648
DXC Technology Co. (b)	2,405	49,904
Dynatrace, Inc. (b)	857	45,824
Dynavax Technologies Corp. (b)	8,798	98,010
Dyne Therapeutics, Inc. (b)	4,509	161,963

See accompanying notes to financial statements.
127

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Dynex Capital, Inc. REIT	23,715	$302,603
Eagle Bancorp, Inc.	812	18,335
Easterly Government Properties, Inc. REIT	41,160	558,953
Eaton Corp. PLC	5,839	1,935,278
eBay, Inc.	14,844	966,493
Ecolab, Inc.	4,996	1,275,629
Edison International	12,619	1,098,989
Editas Medicine, Inc. (b) (c)	13,266	45,237
Elanco Animal Health, Inc. (b)	3,058	44,922
Elastic NV (b)	335	25,715
Electronic Arts, Inc.	275	39,446
Elevance Health, Inc.	3,775	1,963,000
elf Beauty, Inc. (b)	242	26,385
Eli Lilly & Co.	8,327	7,377,222
Ellington Financial, Inc. REIT (c)	5,309	68,433
Embecta Corp.	1,310	18,471
Emerson Electric Co.	14,570	1,593,521
Energy Fuels, Inc. (b) (c)	7,420	40,809
EnerSys	851	86,845
Enfusion, Inc. Class A (b)	3,401	32,275
Enliven Therapeutics, Inc. (b) (c)	359	9,169
Enova International, Inc. (b)	217	18,182
Enovix Corp. (b) (c)	4,543	42,432
Enphase Energy, Inc. (b)	1,090	123,192
Enviri Corp. (b)	1,859	19,222
EOG Resources, Inc.	10,570	1,299,370
EPAM Systems, Inc. (b)	465	92,549
EQT Corp.	926	33,929
Equinix, Inc. REIT	451	400,321
Equity Residential REIT	7,256	540,282
Erasca, Inc. (b)	9,844	26,874
Essential Properties Realty Trust, Inc. REIT	3,633	124,067
Estee Lauder Cos., Inc. Class A	6,156	613,692
Etsy, Inc. (b)	556	30,875
European Wax Center, Inc. Class A (b)	3,452	23,474
Eventbrite, Inc. Class A (b)	5,149	14,057
Everi Holdings, Inc. (b)	2,959	38,881
Evolent Health, Inc. Class A (b)	1,871	52,912
Evolv Technologies Holdings, Inc. (b) (c)	11,401	46,174
Exact Sciences Corp. (b) (c)	1,312	89,373
Exelon Corp.	14,570	590,813
eXp World Holdings, Inc. (c)	3,747	52,795
Expedia Group, Inc. (b)	540	79,931
Experian PLC	27,095	1,428,677
Expro Group Holdings NV (b)	861	14,783
Extreme Networks, Inc. (b)	2,553	38,372
Exxon Mobil Corp.	50,835	5,958,879
EyePoint Pharmaceuticals, Inc. (b)	2,232	17,834
Fair Isaac Corp. (b)	100	194,352
Fastenal Co.	14,670	1,047,731
Fastly, Inc. Class A (b) (c)	2,832	21,438
Security Description	Shares	Value
Fate Therapeutics, Inc. (b)	12,888	$45,108
FB Financial Corp.	1,190	55,847
FedEx Corp.	5,500	1,505,240
Ferguson Enterprises, Inc.	5,852	1,162,032
Fidelity National Information Services, Inc.	1,100	92,125
Figs, Inc. Class A (b)	1,007	6,888
First Solar, Inc. (b)	726	181,093
FirstEnergy Corp.	14,570	646,179
Fiserv, Inc. (b)	2,008	360,737
Five Star Bancorp	217	6,451
Five9, Inc. (b)	571	16,405
Fiverr International Ltd. (b) (c)	611	15,807
Fluence Energy, Inc. (b) (c)	2,134	48,463
Flywire Corp. (b)	2,213	36,271
Ford Motor Co.	57,085	602,818
Fortinet, Inc. (b)	2,750	213,262
Fortive Corp.	7,139	563,481
Fox Corp. Class A	10,361	438,581
Franklin BSP Realty Trust, Inc. REIT	909	11,872
Franklin Covey Co. (b)	574	23,609
Franklin Resources, Inc.	20,738	417,871
Freeport-McMoRan, Inc.	8,489	423,771
Freshworks, Inc. Class A (b)	1,646	18,896
Frontier Group Holdings, Inc. (b) (c)	2,453	13,124
FTAI Aviation Ltd.	926	123,065
fuboTV, Inc. (b) (c)	17,944	25,480
Fulgent Genetics, Inc. (b) (c)	275	5,976
GameStop Corp. Class A (b)	3,696	84,749
Gatos Silver, Inc. (b)	3,144	47,412
GCI Liberty, Inc. (b) (e)	1,328	—
GE HealthCare Technologies, Inc.	2,418	226,929
GE Vernova, Inc. (b)	1,805	460,239
Genco Shipping & Trading Ltd.	1,168	22,776
GeneDx Holdings Corp. (b)	712	30,217
Generac Holdings, Inc. (b)	338	53,701
General Dynamics Corp.	6,924	2,092,433
General Electric Co.	7,189	1,355,702
General Mills, Inc.	7,256	535,856
General Motors Co.	14,570	653,319
Gentherm, Inc. (b)	237	11,032
Geron Corp. (b)	22,320	101,333
Gibraltar Industries, Inc. (b)	574	40,140
Gilead Sciences, Inc.	18,744	1,571,497
Ginkgo Bioworks Holdings, Inc. (b) (c)	6,759	55,086
Gitlab, Inc. Class A (b)	932	48,035
Gladstone Commercial Corp. REIT	26,457	429,662
Gladstone Land Corp. REIT	751	10,439
Glaukos Corp. (b)	101	13,158
Global Medical REIT, Inc.	12,919	128,027
Global Payments, Inc.	376	38,510
Globalstar, Inc. (b) (c)	58,178	72,141

See accompanying notes to financial statements.
128

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
GMS, Inc. (b)	929	$84,140
Gogo, Inc. (b) (c)	1,068	7,668
Goldman Sachs Group, Inc.	5,687	2,815,691
GoodRx Holdings, Inc. Class A (b) (c)	4,109	28,516
GRAIL, Inc. (b) (c)	127	1,748
Green Brick Partners, Inc. (b)	1,744	145,659
Green Dot Corp. Class A (b)	2,098	24,568
Grid Dynamics Holdings, Inc. (b)	3,052	42,728
Groupon, Inc. (b) (c)	668	6,533
GSK PLC	36,521	742,894
Guardant Health, Inc. (b)	588	13,489
GXO Logistics, Inc. (b)	451	23,484
H&E Equipment Services, Inc.	751	36,559
HA Sustainable Infrastructure Capital, Inc.	2,154	74,248
Haemonetics Corp. (b)	101	8,118
Haleon PLC	45,661	240,641
Halliburton Co.	14,570	423,258
Harley-Davidson, Inc.	217	8,361
HashiCorp, Inc. Class A (b)	1,011	34,232
Hawaiian Electric Industries, Inc. (b) (c)	812	7,860
Haynes International, Inc.	237	14,111
Hayward Holdings, Inc. (b)	1,048	16,076
HCA Healthcare, Inc.	634	257,677
Healthpeak Properties, Inc. REIT	19,847	453,901
HealthStream, Inc.	2,962	85,424
Hecla Mining Co.	2,958	19,730
Heidrick & Struggles International, Inc.	911	35,401
Herc Holdings, Inc.	100	15,943
Hershey Co.	5,988	1,148,379
Hess Corp.	7,256	985,365
Hewlett Packard Enterprise Co.	29,252	598,496
Hims & Hers Health, Inc. (b)	11,405	210,080
Holcim AG	5,300	518,722
Home Depot, Inc.	12,445	5,042,714
Honeywell International, Inc.	8,460	1,748,767
Host Hotels & Resorts, Inc. REIT	1,602	28,195
Hovnanian Enterprises, Inc. Class A (b)	1,148	234,617
HP, Inc.	27,022	969,279
HubSpot, Inc. (b)	275	146,190
Hudson Technologies, Inc. (b)	608	5,071
Humacyte, Inc. (b) (c)	1,624	8,835
Huron Consulting Group, Inc. (b)	101	10,979
I3 Verticals, Inc. Class A (b) (c)	926	19,733
Ichor Holdings Ltd. (b)	271	8,621
Ideaya Biosciences, Inc. (b)	1,937	61,364
IDEXX Laboratories, Inc. (b)	100	50,522
IDT Corp. Class B	317	12,100
Illinois Tool Works, Inc.	4,513	1,182,722
Illumina, Inc. (b)	809	105,502
ImmunityBio, Inc. (b) (c)	6,927	25,768
Security Description	Shares	Value
Immunovant, Inc. (b)	1,937	$55,224
Inari Medical, Inc. (b)	275	11,341
Ingersoll Rand, Inc.	11,186	1,098,018
Inmode Ltd. (b)	4,188	70,987
Innovative Industrial Properties, Inc. REIT	1,564	210,514
Innovex International, Inc. (b)	1,724	25,308
Inspire Medical Systems, Inc. (b)	642	135,494
Installed Building Products, Inc.	43	10,590
Insteel Industries, Inc.	1,048	32,582
Insulet Corp. (b)	101	23,508
Intapp, Inc. (b)	1,650	78,919
Integral Ad Science Holding Corp. (b)	1,622	17,534
Intel Corp.	50,405	1,182,501
Intellia Therapeutics, Inc. (b)	1,292	26,551
Intercontinental Exchange, Inc.	842	135,259
International Business Machines Corp.	11,807	2,610,292
International Flavors & Fragrances, Inc.	2,167	227,383
International Money Express, Inc. (b)	5,850	108,166
International Seaways, Inc.	590	30,420
Intra-Cellular Therapies, Inc. (b)	2,770	202,681
Intuit, Inc.	4,893	3,038,553
Intuitive Surgical, Inc. (b)	3,020	1,483,635
IonQ, Inc. (b) (c)	2,715	23,729
Iovance Biotherapeutics, Inc. (b)	1,724	16,188
iRhythm Technologies, Inc. (b)	101	7,498
iTeos Therapeutics, Inc. (b)	608	6,208
Itron, Inc. (b)	474	50,628
J.M. Smucker Co.	5,721	692,813
James Hardie Industries PLC CDI (b)	737	29,364
Jamf Holding Corp. (b)	101	1,752
Janus International Group, Inc. (b)	4,629	46,799
Janux Therapeutics, Inc. (b)	508	23,078
JELD-WEN Holding, Inc. (b)	3,107	49,122
Joby Aviation, Inc. (b) (c)	334	1,680
Johnson & Johnson	22,634	3,668,066
Johnson Controls International PLC	19,324	1,499,736
JPMorgan Chase & Co.	34,623	7,300,606
Juniper Networks, Inc.	14,570	567,939
Kearny Financial Corp.	2,132	14,647
Kellanova	7,256	585,632
Kenvue, Inc.	13,459	311,307
Keysight Technologies, Inc. (b)	7,254	1,152,878
Kimball Electronics, Inc. (b)	237	4,387
Kimberly-Clark Corp.	7,256	1,032,384
Kimco Realty Corp. REIT	1,153	26,773
Kinder Morgan, Inc.	10,770	237,909
Kiniksa Pharmaceuticals International PLC (b) (c)	651	16,268

See accompanying notes to financial statements.
129

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Kirby Corp. (b)	851	$104,188
KKR Real Estate Finance Trust, Inc. REIT	3,531	43,608
KLA Corp.	601	465,420
Kohl's Corp. (c)	5,835	123,118
Koppers Holdings, Inc.	1,365	49,863
Kraft Heinz Co.	839	29,457
Krystal Biotech, Inc. (b)	2	364
Kura Sushi USA, Inc. Class A (b) (c)	100	8,056
Kymera Therapeutics, Inc. (b)	1,084	51,306
Kyndryl Holdings, Inc. (b)	2,388	54,876
Lam Research Corp.	769	627,566
Lamb Weston Holdings, Inc.	4,910	317,873
Lantheus Holdings, Inc. (b)	2,963	325,189
Las Vegas Sands Corp.	7,256	365,267
Lattice Semiconductor Corp. (b)	101	5,360
Legacy Housing Corp. (b) (c)	1,622	44,362
Legalzoom.com, Inc. (b)	3,232	20,523
Leidos Holdings, Inc.	1,851	301,713
Lemonade, Inc. (b) (c)	641	10,570
LendingClub Corp. (b)	3,248	37,125
LendingTree, Inc. (b)	1,828	106,079
Leslie's, Inc. (b)	4,060	12,830
Lexicon Pharmaceuticals, Inc. (b) (c)	13,496	21,189
LGI Homes, Inc. (b)	43	5,096
Liberty Broadband Corp. Class C (b)	1,070	82,700
Light & Wonder, Inc. (b)	2,481	225,101
Lightwave Logic, Inc. (b) (c)	24,600	67,896
Limbach Holdings, Inc. (b)	304	23,031
Lindblad Expeditions Holdings, Inc. (b)	5,568	51,504
Linde PLC (f)	5,775	2,753,866
Linde PLC (f)	632	300,759
Live Oak Bancshares, Inc.	1,589	75,271
LiveRamp Holdings, Inc. (b)	1,385	34,320
Lockheed Martin Corp.	4,158	2,430,600
Lowe's Cos., Inc.	10,232	2,771,337
Lucid Group, Inc. (b)	14,250	50,302
Lululemon Athletica, Inc. (b)	562	152,499
Lumen Technologies, Inc. (b)	9,700	68,870
Luminar Technologies, Inc. (b) (c)	51,541	46,371
Lyell Immunopharma, Inc. (b)	6,292	8,683
Lyft, Inc. Class A (b)	2,197	28,012
LyondellBasell Industries NV Class A	7,155	686,164
M&T Bank Corp.	5,598	997,116
M/I Homes, Inc. (b)	653	111,898
Macy's, Inc.	3,062	48,043
Madrigal Pharmaceuticals, Inc. (b) (c)	291	61,756
Magnite, Inc. (b)	4,754	65,843
Manitowoc Co., Inc. (b)	2,096	20,164
MARA Holdings, Inc. (b) (c)	4,404	71,433
Security Description	Shares	Value
Marathon Oil Corp.	21,861	$582,158
Marathon Petroleum Corp.	9,355	1,524,023
Maravai LifeSciences Holdings, Inc. Class A (b)	825	6,856
Marqeta, Inc. Class A (b)	3,001	14,765
Marsh & McLennan Cos., Inc.	6,951	1,550,699
Marvell Technology, Inc.	5,225	376,827
Mastercard, Inc. Class A	7,419	3,663,502
Matador Resources Co.	2,268	112,085
Match Group, Inc. (b)	825	31,218
Matson, Inc.	751	107,108
Mattel, Inc. (b)	473	9,011
Matterport, Inc. (b)	24,951	112,279
MaxCyte, Inc. (b)	5,676	22,080
MaxLinear, Inc. (b)	376	5,444
McCormick & Co., Inc.	12,667	1,042,494
McDonald's Corp.	6,924	2,108,427
McKesson Corp.	3,614	1,786,834
MediaAlpha, Inc. Class A (b)	499	9,037
Medtronic PLC	23,514	2,116,965
Merchants Bancorp	1,893	85,109
Merck & Co., Inc.	29,084	3,302,779
Meridianlink, Inc. (b)	214	4,402
Meta Platforms, Inc. Class A	22,965	13,146,085
MetLife, Inc.	21,620	1,783,218
Metropolitan Bank Holding Corp. (b)	1,116	58,679
MGP Ingredients, Inc. (c)	77	6,410
Micron Technology, Inc.	6,155	638,335
Microsoft Corp.	71,885	30,932,115
MicroStrategy, Inc. Class A (b) (c)	1,320	222,552
MiMedx Group, Inc. (b)	1,375	8,126
Mind Medicine MindMed, Inc. (b)	5,580	31,750
Mitek Systems, Inc. (b) (c)	5,026	43,575
Moderna, Inc. (b)	3,269	218,467
Modine Manufacturing Co. (b)	3,571	474,193
Monarch Casino & Resort, Inc.	886	70,233
Monday.com Ltd. (b)	293	81,387
Mondelez International, Inc. Class A	7,256	534,550
Moneylion, Inc. (b)	508	21,107
MongoDB, Inc. (b)	657	177,620
Monolithic Power Systems, Inc.	319	294,915
Montauk Renewables, Inc. (b) (c)	3,292	17,151
Montrose Environmental Group, Inc. (b)	929	24,433
Moody's Corp.	314	149,021
Morgan Stanley	21,036	2,192,793
Mosaic Co.	6,671	178,649
MP Materials Corp. (b) (c)	101	1,783
MRC Global, Inc. (b)	6,432	81,944
N-able, Inc. (b)	651	8,502
Nabors Industries Ltd. (b)	1,216	78,396

See accompanying notes to financial statements.
130

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Napco Security Technologies, Inc.	826	$33,420
Natera, Inc. (b)	182	23,105
National Beverage Corp.	376	17,649
National Vision Holdings, Inc. (b)	534	5,826
Navitas Semiconductor Corp. (b) (c)	5,180	12,691
nCino, Inc. (b)	291	9,193
Neogen Corp. (b)	1,167	19,617
NeoGenomics, Inc. (b)	2,728	40,238
Nestle SA	27,165	2,735,983
NetApp, Inc.	7,256	896,189
Netflix, Inc. (b)	4,042	2,866,869
New York Community Bancorp, Inc.	1,828	20,528
Newmont Corp.	7,256	387,833
Newmont Corp. CDI	4,647	251,203
Newpark Resources, Inc. (b)	6,696	46,403
News Corp. Class A	3,808	101,407
NexPoint Residential Trust, Inc. REIT	13,548	596,247
NextDecade Corp. (b) (c)	2,410	11,351
Nextdoor Holdings, Inc. (b)	3,765	9,337
NextEra Energy, Inc.	29,202	2,468,445
NEXTracker, Inc. Class A (b)	1,076	40,328
NIKE, Inc. Class B	21,365	1,888,666
Nikola Corp. (b) (c)	4,430	20,289
nLight, Inc. (b)	4,425	47,303
NMI Holdings, Inc. (b)	283	11,657
Noble Corp. PLC	92	3,325
Norfolk Southern Corp.	5,707	1,418,189
Northrop Grumman Corp.	2,962	1,564,143
Norwegian Cruise Line Holdings Ltd. (b) (c)	1,450	29,739
NOV, Inc.	3,229	51,567
Novavax, Inc. (b)	2,973	37,549
Novocure Ltd. (b)	1,185	18,522
Nucor Corp.	926	139,215
Nurix Therapeutics, Inc. (b)	1,828	41,075
NuScale Power Corp. (b) (c)	2,028	23,484
Nuvalent, Inc. Class A (b)	342	34,987
Nuvation Bio, Inc. (b) (c)	11,772	26,958
nVent Electric PLC	543	38,151
NVIDIA Corp.	251,373	30,526,737
Occidental Petroleum Corp.	8,646	445,615
Oceaneering International, Inc. (b)	5,421	134,820
Okta, Inc. (b)	1,086	80,733
Olaplex Holdings, Inc. (b)	2,944	6,918
Old Dominion Freight Line, Inc.	217	43,105
Olema Pharmaceuticals, Inc. (b)	842	10,053
Olo, Inc. Class A (b)	1,173	5,818
Olympic Steel, Inc.	100	3,900
ON Semiconductor Corp. (b)	1,751	127,140
OneSpan, Inc. (b)	1,280	21,338
Open Lending Corp. (b)	1,464	8,960
Security Description	Shares	Value
Opendoor Technologies, Inc. (b) (c)	24,689	$49,378
Oracle Corp.	20,814	3,546,706
O'Reilly Automotive, Inc. (b)	1,611	1,855,228
Organon & Co.	2,574	49,241
ORIC Pharmaceuticals, Inc. (b)	1,724	17,671
Ormat Technologies, Inc.	1,385	106,562
Oscar Health, Inc. Class A (b)	1,646	34,912
Otis Worldwide Corp.	3,633	377,614
Ovintiv, Inc.	101	3,869
Owens & Minor, Inc. (b)	4,082	64,047
Pacific Biosciences of California, Inc. (b) (c)	28,810	48,977
Pagaya Technologies Ltd. Class A (b)	2,740	28,962
PagerDuty, Inc. (b)	337	6,251
Palantir Technologies, Inc. Class A (b)	17,266	642,295
Palo Alto Networks, Inc. (b)	2,535	866,463
Palomar Holdings, Inc. (b)	1,289	122,030
Par Pacific Holdings, Inc. (b)	374	6,582
PAR Technology Corp. (b) (c)	572	29,790
Paragon 28, Inc. (b) (c)	582	3,888
Paramount Global Class B	14,136	150,124
Parker-Hannifin Corp.	2,189	1,383,054
Pathward Financial, Inc.	1,003	66,208
Patterson-UTI Energy, Inc.	6,605	50,528
Paymentus Holdings, Inc. Class A (b)	2,977	59,600
Payoneer Global, Inc. (b)	3,886	29,262
PayPal Holdings, Inc. (b)	15,484	1,208,217
PBF Energy, Inc. Class A	2,805	86,815
PDF Solutions, Inc. (b)	342	10,835
Peabody Energy Corp.	2,016	53,505
Peakstone Realty Trust REIT	337	4,593
Peapack-Gladstone Financial Corp.	1,285	35,222
Peloton Interactive, Inc. Class A (b) (c)	14,475	67,743
Penn Entertainment, Inc. (b) (c) (f)	824	15,541
Penn Entertainment, Inc. (b) (f)	76	1,433
Pennant Group, Inc. (b)	2,026	72,328
PennyMac Financial Services, Inc.	283	32,254
Pentair PLC	543	53,100
Penumbra, Inc. (b)	317	61,596
PepsiCo, Inc.	14,520	2,469,126
Perspective Therapeutics, Inc. (b)	812	10,840
Petco Health & Wellness Co., Inc. (b)	5,784	26,317
PetIQ, Inc. (b)	1,270	39,078
Pfizer, Inc.	62,642	1,812,859
PG&E Corp.	1,476	29,181
Phathom Pharmaceuticals, Inc. (b)	2,391	43,229

See accompanying notes to financial statements.
131

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Philip Morris International, Inc.	14,570	$1,768,798
Phillips 66 Co.	3,606	474,009
Photronics, Inc. (b)	1,614	39,963
Phreesia, Inc. (b)	3,312	75,480
Pinterest, Inc. Class A (b)	4,383	141,878
Planet Labs PBC (b) (c)	12,559	28,007
Plug Power, Inc. (b) (c)	18,671	42,196
PNC Financial Services Group, Inc.	7,256	1,341,272
PotlatchDeltic Corp. REIT	1,309	58,970
Powell Industries, Inc.	474	105,223
PPL Corp.	21,861	723,162
Praxis Precision Medicines, Inc. (b)	204	11,738
Preformed Line Products Co.	237	30,355
Premier Financial Corp.	283	6,645
Privia Health Group, Inc. (b)	275	5,008
PROCEPT BioRobotics Corp. (b)	473	37,897
Procter & Gamble Co.	25,552	4,425,606
PROG Holdings, Inc.	711	34,476
Progressive Corp.	5,958	1,511,902
Prologis, Inc. REIT	17,705	2,235,787
ProPetro Holding Corp. (b)	812	6,220
PROS Holdings, Inc. (b)	651	12,057
Protagonist Therapeutics, Inc. (b)	826	37,170
Prudential Financial, Inc.	10,946	1,325,561
PTC Therapeutics, Inc. (b)	1,829	67,856
Public Service Enterprise Group, Inc.	14,570	1,299,790
Public Storage REIT	5,896	2,145,378
PubMatic, Inc. Class A (b)	807	12,000
PureCycle Technologies, Inc. (b) (c)	4,448	42,256
Q2 Holdings, Inc. (b)	2,449	195,357
QUALCOMM, Inc.	14,708	2,501,095
Quanex Building Products Corp.	811	22,505
Quanterix Corp. (b)	916	11,871
QuantumScape Corp. (b) (c)	8,305	47,754
QuidelOrtho Corp. (b)	101	4,606
QuinStreet, Inc. (b)	1,292	24,716
Radius Health, Inc. (b)	3,672	294
RadNet, Inc. (b)	1,168	81,048
Ramaco Resources, Inc. Class A	1,646	19,258
Range Resources Corp.	550	16,918
Ranpak Holdings Corp. (b)	8,006	52,279
Recursion Pharmaceuticals, Inc. Class A (b) (c)	4,424	29,154
Redfin Corp. (b)	7,298	91,444
Regency Centers Corp. REIT	598	43,194
Regeneron Pharmaceuticals, Inc. (b)	1,077	1,132,185
REGENXBIO, Inc. (b)	665	6,976
Relay Therapeutics, Inc. (b)	6,188	43,811
Remitly Global, Inc. (b)	3,472	46,490
Security Description	Shares	Value
Repay Holdings Corp. (b)	4,364	$35,610
Repligen Corp. (b)	259	38,544
Replimune Group, Inc. (b)	608	6,664
Resideo Technologies, Inc. (b)	1,409	28,377
Retail Opportunity Investments Corp. REIT	60,134	945,908
Revance Therapeutics, Inc. (b)	4,172	21,653
REVOLUTION Medicines, Inc. (b)	520	23,582
Revolve Group, Inc. (b) (c)	2,998	74,290
Rhythm Pharmaceuticals, Inc. (b)	2,252	117,982
Riley Exploration Permian, Inc.	1,216	32,212
RingCentral, Inc. Class A (b)	926	29,289
Riot Platforms, Inc. (b) (c)	5,549	41,174
Rivian Automotive, Inc. Class A (b) (c)	8,629	96,817
RLJ Lodging Trust REIT	3,521	32,323
ROBLOX Corp. Class A (b)	3,321	146,987
Roche Holding AG	7,140	2,290,420
Rocket Cos., Inc. Class A (b) (c)	1,385	26,578
Rocket Lab USA, Inc. (b) (c)	9,866	95,996
Rocket Pharmaceuticals, Inc. (b)	1,913	35,333
Roivant Sciences Ltd. (b)	3,583	41,348
Roku, Inc. (b)	1,105	82,499
Root, Inc. Class A (b)	304	11,485
Ross Stores, Inc.	11,066	1,665,544
Royal Caribbean Cruises Ltd.	1,350	239,436
RTX Corp.	24,477	2,965,633
Rumble, Inc. (b) (c)	1,116	5,982
RxSight, Inc. (b)	259	12,802
S&P Global, Inc.	4,166	2,152,239
Sabre Corp. (b)	4,365	16,020
Safehold, Inc. REIT	1,564	41,024
Sage Therapeutics, Inc. (b)	812	5,863
Salesforce, Inc.	13,440	3,678,662
Sana Biotechnology, Inc. (b) (c)	6,826	28,396
Sanofi SA	10,488	1,204,458
Sarepta Therapeutics, Inc. (b)	554	69,189
Schlumberger NV	14,835	622,328
Schneider Electric SE	7,454	1,964,957
Scholar Rock Holding Corp. (b) (c)	4,896	39,217
Schrodinger, Inc. (b) (c)	4,317	80,080
Seagate Technology Holdings PLC	5,796	634,836
Select Water Solutions, Inc.	17,926	199,516
SEMrush Holdings, Inc. Class A (b)	5,124	80,498
SentinelOne, Inc. Class A (b)	618	14,783
Service Properties Trust REIT	2,375	10,830
ServiceNow, Inc. (b)	1,389	1,242,308
Shell PLC	74,414	2,420,518
Shenandoah Telecommunications Co.	317	4,473
Sherwin-Williams Co.	779	297,321

See accompanying notes to financial statements.
132

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shift4 Payments, Inc. Class A (b) (c)	876	$77,614
Shoals Technologies Group, Inc. Class A (b)	2,112	11,848
SI-BONE, Inc. (b)	1,118	15,630
SIGA Technologies, Inc.	2,958	19,966
Simon Property Group, Inc. REIT	7,256	1,226,409
Simulations Plus, Inc.	1,769	56,643
Sinch AB (b) (d)	3,924	11,822
SiteOne Landscape Supply, Inc. (b)	237	35,766
SiTime Corp. (b)	101	17,323
SM Energy Co.	275	10,992
SmartRent, Inc. (b)	8,983	15,541
Smartsheet, Inc. Class A (b)	1,027	56,855
Smith & Wesson Brands, Inc.	651	8,450
Snap, Inc. Class A (b)	9,440	101,008
Snowflake, Inc. Class A (b)	2,405	276,238
SoFi Technologies, Inc. (b) (c)	9,629	75,684
SolarEdge Technologies, Inc. (b) (c)	318	7,285
Solventum Corp. (b)	1,773	123,614
Sonos, Inc. (b)	3,278	40,287
Sotera Health Co. (b)	751	12,542
SoundHound AI, Inc. Class A (b) (c)	3,288	15,322
Southern Co.	7,256	654,346
Spirit AeroSystems Holdings, Inc. Class A (b)	1,045	33,973
Sprinklr, Inc. Class A (b)	1,294	10,003
Sprout Social, Inc. Class A (b)	1,084	31,512
Squarespace, Inc. Class A (b)	473	21,961
STAAR Surgical Co. (b)	500	18,575
Standard BioTools, Inc. (b)	11,292	21,794
Starbucks Corp.	18,233	1,777,535
State Street Corp. (g)	7,256	641,938
Stellantis NV	30,629	424,149
Stoke Therapeutics, Inc. (b)	1,624	19,959
Stryker Corp.	4,667	1,686,000
Summit Hotel Properties, Inc. REIT	3,755	25,759
Sun Country Airlines Holdings, Inc. (b)	375	4,204
Sunnova Energy International, Inc. (b) (c)	4,195	40,859
Sunrun, Inc. (b)	3,436	62,054
Super Micro Computer, Inc. (b)	478	199,039
Surgery Partners, Inc. (b) (c)	317	10,220
Swiss Re AG	6,875	951,114
Synchrony Financial	8,094	403,729
Syndax Pharmaceuticals, Inc. (b)	1,355	26,084
Synopsys, Inc. (b)	737	373,209
Sysco Corp.	14,570	1,137,334
Take-Two Interactive Software, Inc. (b)	182	27,975
Security Description	Shares	Value
Tandem Diabetes Care, Inc. (b)	642	$27,227
Tango Therapeutics, Inc. (b) (c)	2,564	19,743
Tapestry, Inc.	6,957	326,840
Target Corp.	7,256	1,130,920
Target Hospitality Corp. (b) (c)	275	2,140
TechTarget, Inc. (b)	6,060	148,167
Teladoc Health, Inc. (b)	10,662	97,877
Tellurian, Inc. (b)	30,070	29,108
Terawulf, Inc. (b)	5,684	26,601
Tesla, Inc. (b)	27,939	7,309,681
TETRA Technologies, Inc. (b)	24,048	74,549
Texas Instruments, Inc.	16,423	3,392,499
TG Therapeutics, Inc. (b) (c)	4,598	107,547
Thermo Fisher Scientific, Inc.	6,585	4,073,283
Thermon Group Holdings, Inc. (b)	2,808	83,791
Thor Industries, Inc. (c)	100	10,989
Titan Machinery, Inc. (b)	1,168	16,270
TJX Cos., Inc.	26,057	3,062,740
T-Mobile U.S., Inc.	2,527	521,472
Toast, Inc. Class A (b)	3,547	100,416
Trade Desk, Inc. Class A (b)	3,959	434,104
Trane Technologies PLC	4,198	1,631,889
Transcat, Inc. (b)	237	28,622
TransDigm Group, Inc.	100	142,713
TransMedics Group, Inc. (b)	2,201	345,557
Transocean Ltd. (b) (c)	2,119	9,006
Travelers Cos., Inc.	7,256	1,698,775
Treace Medical Concepts, Inc. (b)	1,023	5,933
Trex Co., Inc. (b)	1,145	76,234
Triumph Financial, Inc. (b)	853	67,848
Triumph Group, Inc. (b)	4,172	53,777
Trump Media & Technology Group Corp. (b) (c)	404	6,492
Trupanion, Inc. (b)	563	23,635
Turning Point Brands, Inc.	101	4,358
Twilio, Inc. Class A (b)	1,157	75,460
Twist Bioscience Corp. (b)	1,938	87,559
Tyson Foods, Inc. Class A	11,227	668,680
U.S. Bancorp	22,102	1,010,724
U.S. Lime & Minerals, Inc.	508	49,611
Uber Technologies, Inc. (b)	15,683	1,178,734
UiPath, Inc. Class A (b)	3,024	38,707
Ultra Clean Holdings, Inc. (b)	376	15,014
UMH Properties, Inc. REIT	41,760	821,419
Union Pacific Corp.	9,681	2,386,173
United Parcel Service, Inc. Class B	7,256	989,283
United Rentals, Inc.	219	177,331
UnitedHealth Group, Inc.	10,210	5,969,583
Uniti Group, Inc. REIT	4,120	23,237
Unity Software, Inc. (b) (c)	3,127	70,733
Universal Corp.	261	13,862
Universal Logistics Holdings, Inc.	1,485	64,018

See accompanying notes to financial statements.
133

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Upstart Holdings, Inc. (b) (c)	1,474	$58,975
Upwork, Inc. (b)	2,717	28,393
Uranium Energy Corp. (b)	3,953	24,548
UWM Holdings Corp.	3,404	29,002
Valero Energy Corp.	7,195	971,541
Varonis Systems, Inc. (b)	568	32,092
Vaxcyte, Inc. (b)	217	24,797
Vector Group Ltd.	43,065	642,530
Veeva Systems, Inc. Class A (b)	653	137,045
Veracyte, Inc. (b)	530	18,041
Veralto Corp.	3,784	423,278
Veris Residential, Inc. REIT	317	5,662
Verizon Communications, Inc.	29,345	1,317,884
Vertex Pharmaceuticals, Inc. (b)	1,382	642,741
Vertex, Inc. Class A (b)	2,738	105,440
Vertiv Holdings Co. Class A	4,918	489,292
Verve Therapeutics, Inc. (b)	9,058	43,841
Viad Corp. (b)	813	29,130
Viatris, Inc.	9,175	106,522
Vicor Corp. (b)	1,125	47,362
Victoria's Secret & Co. (b)	734	18,864
Viking Therapeutics, Inc. (b)	826	52,294
Vimeo, Inc. (b)	8,865	44,768
Vir Biotechnology, Inc. (b)	821	6,149
Viridian Therapeutics, Inc. (b)	1,646	37,446
Visa, Inc. Class A	20,004	5,500,100
Vishay Precision Group, Inc. (b)	1,285	33,281
Vista Outdoor, Inc. (b)	1,866	73,110
Vita Coco Co., Inc. (b) (c)	1,068	30,235
Vital Energy, Inc. (b) (c)	509	13,692
Vital Farms, Inc. (b) (c)	1,120	39,278
Vizio Holding Corp. Class A (b) (c)	1,722	19,235
Vontier Corp.	2,822	95,214
Walgreens Boots Alliance, Inc.	14,570	130,547
Walmart, Inc.	43,541	3,515,936
Walt Disney Co.	23,140	2,225,837
Warby Parker, Inc. Class A (b)	1,593	26,014
Warner Bros Discovery, Inc. (b)	20,927	172,648
Waste Management, Inc.	9,110	1,891,236
Wayfair, Inc. Class A (b) (c)	1,122	63,034
Weave Communications, Inc. (b)	3,323	42,534
Wells Fargo & Co.	52,239	2,950,981
Western Digital Corp. (b)	9,081	620,141
Whitestone REIT	3,481	47,098
Williams Cos., Inc.	13,253	604,999
Winnebago Industries, Inc.	337	19,583
WK Kellogg Co.	1,831	31,328
Wolfspeed, Inc. (b) (c)	376	3,647
Workday, Inc. Class A (b)	837	204,571
World Acceptance Corp. (b)	337	39,759
Xenia Hotels & Resorts, Inc. REIT	751	11,092
Xometry, Inc. Class A (b)	1,524	27,996
XPO, Inc. (b)	534	57,410
Security Description	Shares	Value
Xponential Fitness, Inc. Class A (b) (c)	651	$8,072
YETI Holdings, Inc. (b)	1,602	65,730
Yext, Inc. (b)	3,752	25,964
Y-mAbs Therapeutics, Inc. (b)	1,216	15,990
Yum! Brands, Inc.	7,256	1,013,736
Zeta Global Holdings Corp. Class A (b)	3,584	106,911
Zillow Group, Inc. Class C (b)	1,186	75,726
Zoetis, Inc.	4,712	920,631
Zoom Video Communications, Inc. Class A (b)	2,175	151,684
ZoomInfo Technologies, Inc. (b)	1,925	19,866
Zscaler, Inc. (b)	919	157,094
Zuora, Inc. Class A (b)	905	7,801
		574,324,045
ZAMBIA — 0.0% (a)
First Quantum Minerals Ltd. (b) (c)	5,981	81,639
TOTAL COMMON STOCKS (Cost $724,851,435)		891,170,054

RIGHTS — 0.0% (a)
UNITED STATES — 0.0% (a)
Inhibrx, Inc. (expiring 12/31/49) (b) (Cost $1,904)	2,929	1,904
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
VGI PCL (expiring 08/15/25) (b) (Cost $0)	19,120	666
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (h) (i)	2,331,827	2,331,827
State Street Navigator Securities Lending Portfolio II (j) (k)	17,074,988	17,074,988
TOTAL SHORT-TERM INVESTMENTS (Cost $19,406,815)		19,406,815
TOTAL INVESTMENTS — 101.6% (Cost $744,260,154)		910,579,439
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(14,575,938)
NET ASSETS — 100.0%		$896,003,501
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.

See accompanying notes to financial statements.
134

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $31,250, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2024.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	4	12/20/2024	$1,134,681	$1,162,850	$28,169
MSCI EAFE Index (long)	6	12/20/2024	728,281	746,340	18,059
E-mini Russell 2000 Index (long)	1	12/20/2024	107,684	112,460	4,776
E-mini MSCI Emerging Markets Index (long)	41	12/20/2024	2,318,696	2,404,035	85,339
S&P/TSX 60 Index (long)	1	12/19/2024	210,530	213,835	3,305
					$139,648

During the year ended September 30, 2024, the average notional value related to futures contracts was $3,558,181.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$889,799,514	$1,339,290	$31,250	$891,170,054
Rights	—	1,904	—	1,904
Warrants	—	666	—	666
Short-Term Investments	19,406,815	—	—	19,406,815
TOTAL INVESTMENTS	$909,206,329	$1,341,860	$31,250	$910,579,439
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$139,648	$—	$—	$139,648
TOTAL OTHER FINANCIAL INSTRUMENTS:	$139,648	$—	$—	$139,648
See accompanying notes to financial statements.
135

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Sector Breakdown as of September 30, 2024

% of Net Assets
Information Technology	23.0%
Financials	16.2
Industrials	11.8
Health Care	11.2
Consumer Discretionary	11.0
Communication Services	7.4
Consumer Staples	6.0
Materials	4.1
Energy	4.1
Utilities	2.3
Real Estate	2.3
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	6,372	$426,669	$71,121	$3,627	$121	$147,654	7,256	$641,938	$13,890
State Street Institutional Liquid Reserves Fund, Premier Class	1,277,492	1,277,748	27,740,030	29,018,031	235	18	—	—	76,578
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,513,880	182,053	—	—	2,331,827	2,331,827	4,179
State Street Navigator Securities Lending Portfolio II	18,339,479	18,339,479	86,026,109	87,290,600	—	—	17,074,988	17,074,988	159,371
Total		$20,043,896	$116,351,140	$116,494,311	$356	$147,672		$20,048,753	$254,018
See accompanying notes to financial statements.
136

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	51,000	$131,897
AECC Aero-Engine Control Co. Ltd. Class A	40,300	126,394
AECC Aviation Power Co. Ltd. Class A	63,900	376,991
AVIC Chengdu UAS Co. Ltd. Class A	17,965	97,543
AviChina Industry & Technology Co. Ltd. Class H (b)	498,000	243,630
Avicopter PLC Class A	30,400	181,219
Beijing Leike Defense Technology Co. Ltd. Class A (a)	226,200	138,332
EHang Holdings Ltd. ADR (a) (b)	8,343	117,970
Gaona Aero Material Co. Ltd. Class A	22,420	55,132
Hwa Create Co. Ltd. Class A (a)	17,800	54,911
Kuang-Chi Technologies Co. Ltd. Class A (a)	29,400	104,936
North Electro-Optic Co. Ltd. Class A	89,100	126,037
YaGuang Technology Group Co. Ltd. Class A (a)	105,800	87,680
		1,842,672
AIR FREIGHT & LOGISTICS — 0.9%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	46,000	68,223
J&T Global Express Ltd. (a)	761,400	688,127
JD Logistics, Inc. (a) (c)	312,800	563,785
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	40,186
SF Holding Co. Ltd. Class A	82,800	532,152
Sinotrans Ltd. Class H	390,000	199,832
STO Express Co. Ltd. Class A	14,371	23,676
YTO Express Group Co. Ltd. Class A	95,100	242,552
Yunda Holding Co. Ltd. Class A	56,058	71,207
ZTO Express Cayman, Inc. ADR	70,639	1,749,728
		4,179,468
AIRLINES — 0.3%
Air China Ltd. Class A (a)	242,400	272,926
Air China Ltd. Class H (a) (b)	112,000	62,579
China Eastern Airlines Corp. Ltd. Class A (a)	352,800	208,696
China Eastern Airlines Corp. Ltd. Class H (a) (b)	116,000	35,692
China Southern Airlines Co. Ltd. Class A (a)	219,800	205,395
China Southern Airlines Co. Ltd. Class H (a)	356,000	170,037
Hainan Airlines Holding Co. Ltd. Class A (a)	476,200	87,774
Juneyao Airlines Co. Ltd. Class A	37,400	72,784
Security Description	Shares	Value
Spring Airlines Co. Ltd. Class A	14,900	$131,592
		1,247,475
AUTO COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	5,840	40,821
CALB Group Co. Ltd. (a) (c)	33,100	59,488
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	5,700	120,269
China First Capital Group Ltd. (a)	431,600	3,890
Fuyao Glass Industry Group Co. Ltd. Class A	62,000	515,585
Fuyao Glass Industry Group Co. Ltd. Class H (c)	70,000	470,872
Hesai Group ADR (a) (b)	7,866	36,892
Huayu Automotive Systems Co. Ltd. Class A	66,800	171,136
Huizhou Desay Sv Automotive Co. Ltd. Class A	5,600	95,850
IKD Co. Ltd. Class A	22,400	49,770
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	12,400	86,923
Kandi Technologies Group, Inc. (a)	9,013	18,567
Keboda Technology Co. Ltd. Class A	6,300	55,154
Minth Group Ltd. (a)	98,000	201,867
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	33,100	64,794
Ningbo Joyson Electronic Corp. Class A	42,600	104,999
Ningbo Tuopu Group Co. Ltd. Class A	22,895	151,332
Ningbo Xusheng Group Co. Ltd. Class A	26,220	41,061
Sailun Group Co. Ltd. Class A	58,300	133,616
Shandong Linglong Tyre Co. Ltd. Class A	64,300	185,036
Shenzhen Kedali Industry Co. Ltd. Class A	5,000	69,406
Tianneng Power International Ltd. (b)	106,000	108,081
Wencan Group Co. Ltd. Class A	7,000	25,735
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	17,300	68,126
		2,879,270
AUTOMOBILES — 3.9%
AIMA Technology Group Co. Ltd. Class A	17,950	96,179
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	53,200	190,645
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	180,100	207,670
BAIC Motor Corp. Ltd. Class H (c)	50,900	14,744
Beiqi Foton Motor Co. Ltd. Class A (a)	257,100	100,288
Brilliance China Automotive Holdings Ltd.	398,000	154,230

See accompanying notes to financial statements.
137

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
BYD Co. Ltd. Class A	33,800	$1,484,155
BYD Co. Ltd. Class H	150,500	5,498,796
China Automotive Engineering Research Institute Co. Ltd. Class A	40,100	109,494
Chongqing Changan Automobile Co. Ltd. Class A	168,252	357,725
Dongfeng Motor Group Co. Ltd. Class H	331,300	107,910
Geely Automobile Holdings Ltd.	857,000	1,343,838
Great Wall Motor Co. Ltd. Class A	28,600	123,862
Great Wall Motor Co. Ltd. Class H	414,000	772,836
Guangzhou Automobile Group Co. Ltd. Class A	55,600	70,149
Guangzhou Automobile Group Co. Ltd. Class H (b)	559,691	219,769
Haima Automobile Co. Ltd. Class A (a)	153,800	81,530
IAT Automobile Technology Co. Ltd. Class A (a)	30,200	47,466
Li Auto, Inc. Class A (a)	199,100	2,770,867
Lifan Technology Group Co. Ltd. Class A (a)	214,200	143,236
Lotus Technology, Inc. ADR (a)	7,533	38,192
NIO, Inc. ADR (a) (b)	276,287	1,845,597
NIO, Inc. Class A (a)	6,890	49,984
Niu Technologies ADR (a) (b)	15,691	36,089
SAIC Motor Corp. Ltd. Class A	207,279	433,297
Seres Group Co. Ltd. Class A (a)	26,300	339,786
XPeng, Inc. Class A (a) (b)	209,700	1,429,497
Yadea Group Holdings Ltd. (b) (c)	157,043	279,412
ZEEKR Intelligent Technology Holding Ltd. ADR (a)	2,280	50,821
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	94,300	406,701
Zotye Automobile Co. Ltd. Class A (a)	140,900	39,862
		18,844,627
BANKS — 9.7%
Agricultural Bank of China Ltd. Class A	1,615,100	1,107,711
Agricultural Bank of China Ltd. Class H	4,900,000	2,308,851
Bank of Beijing Co. Ltd. Class A	260,200	217,123
Bank of Chengdu Co. Ltd. Class A	109,400	246,197
Bank of China Ltd. Class A	796,800	569,253
Bank of China Ltd. Class H	13,681,700	6,464,350
Bank of Chongqing Co. Ltd. Class H	251,000	173,204
Bank of Communications Co. Ltd. Class A	400,600	423,573
Bank of Communications Co. Ltd. Class H	3,550,824	2,724,546
Bank of Hangzhou Co. Ltd. Class A	151,000	304,216
Bank of Jiangsu Co. Ltd. Class A	292,600	351,188
Bank of Nanjing Co. Ltd. Class A	181,200	283,503
Security Description	Shares	Value
Bank of Ningbo Co. Ltd. Class A	111,310	$408,746
Bank of Shanghai Co. Ltd. Class A	253,400	285,673
Bank of Zhengzhou Co. Ltd. Class A (a)	416,560	127,968
China Bohai Bank Co. Ltd. Class H (a) (c)	474,000	63,464
China CITIC Bank Corp. Ltd. Class H	1,640,471	1,047,536
China Construction Bank Corp. Class H	15,937,623	12,064,786
China Everbright Bank Co. Ltd. Class A	714,600	367,579
China Everbright Bank Co. Ltd. Class H	316,000	107,401
China Merchants Bank Co. Ltd. Class A	312,600	1,679,879
China Merchants Bank Co. Ltd. Class H	488,235	2,423,104
China Minsheng Banking Corp. Ltd. Class A	79,300	45,550
China Minsheng Banking Corp. Ltd. Class H (b)	1,563,759	638,187
Chongqing Rural Commercial Bank Co. Ltd. Class H	616,000	319,598
CNPC Capital Co. Ltd. Class A	171,000	180,073
Huaxia Bank Co. Ltd. Class A	89,100	94,592
Industrial & Commercial Bank of China Ltd. Class A	1,248,200	1,102,195
Industrial & Commercial Bank of China Ltd. Class H	11,528,789	6,886,847
Industrial Bank Co. Ltd. Class A	296,500	816,380
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	168,620	177,085
Ping An Bank Co. Ltd. Class A	319,400	557,232
Postal Savings Bank of China Co. Ltd. Class A	584,800	439,520
Postal Savings Bank of China Co. Ltd. Class H (b) (c)	1,080,000	646,540
Shanghai Pudong Development Bank Co. Ltd. Class A	400,870	580,228
		46,233,878
BEVERAGES — 2.5%
Anhui Gujing Distillery Co. Ltd. Class A	10,300	298,787
Anhui Kouzi Distillery Co. Ltd. Class A	17,700	121,268
Anhui Yingjia Distillery Co. Ltd. Class A	9,500	98,982
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	18,100	51,879
Beijing Yanjing Brewery Co. Ltd. Class A	121,400	195,145
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	283,667	1,241,671

See accompanying notes to financial statements.
138

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	12,539	$125,647
Eastroc Beverage Group Co. Ltd. Class A	5,400	209,082
Jiangsu King's Luck Brewery JSC Ltd. Class A	29,400	216,510
Jiangsu Yanghe Distillery Co. Ltd. Class A	25,100	355,736
JiuGui Liquor Co. Ltd. Class A	5,800	42,837
Kweichow Moutai Co. Ltd. Class A	16,031	4,003,942
Luzhou Laojiao Co. Ltd. Class A	23,100	494,105
Nongfu Spring Co. Ltd. Class H (b) (c)	277,400	1,221,381
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	11,920	39,258
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,540	517,306
Shede Spirits Co. Ltd. Class A	7,000	59,882
Sichuan Swellfun Co. Ltd. Class A	17,300	113,535
Tsingtao Brewery Co. Ltd. Class A	16,900	189,196
Tsingtao Brewery Co. Ltd. Class H	101,000	790,576
Wuliangye Yibin Co. Ltd. Class A	53,700	1,246,924
Yantai Changyu Pioneer Wine Co. Ltd. Class A	19,800	71,577
ZJLD Group, Inc. (b) (c)	81,200	99,520
		11,804,746
BIOTECHNOLOGY — 1.9%
3SBio, Inc. (c)	196,000	173,353
AIM Vaccine Co. Ltd. (a) (b)	33,800	38,859
Akeso, Inc. (a) (b) (c)	93,000	821,345
Alphamab Oncology (a) (b) (c)	58,000	35,244
Ascentage Pharma Group International (a) (b) (c)	39,500	209,768
BeiGene Ltd. (a)	132,700	2,472,055
Beijing SL Pharmaceutical Co. Ltd. Class A	49,675	56,215
Beijing Tiantan Biological Products Corp. Ltd. Class A	48,040	172,566
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	16,581	193,964
BGI Genomics Co. Ltd. Class A	9,599	65,025
Bio-Thera Solutions Ltd. Class A (a)	23,826	86,845
Bloomage Biotechnology Corp. Ltd. Class A	4,550	45,834
CanSino Biologics, Inc. Class A (a)	2,241	17,669
CanSino Biologics, Inc. Class H (a) (b) (c)	9,200	33,756
CARsgen Therapeutics Holdings Ltd. (a) (c)	64,500	39,775
Changchun BCHT Biotechnology Co. Ltd. Class A	11,162	48,803
Chongqing Zhifei Biological Products Co. Ltd. Class A	40,350	192,449
CStone Pharmaceuticals (a) (c)	88,000	22,092
Daan Gene Co. Ltd. Class A	81,740	74,982
Security Description	Shares	Value
Everest Medicines Ltd. (a) (b) (c)	28,500	$99,617
Gan & Lee Pharmaceuticals Co. Ltd. Class A	19,700	137,335
Getein Biotech, Inc. Class A	88,228	111,567
HBM Holdings Ltd. (a) (c)	235,000	43,566
Hualan Biological Engineering, Inc. Class A	41,900	107,225
Imeik Technology Development Co. Ltd. Class A	9,080	305,666
InnoCare Pharma Ltd. (a) (b) (c)	79,000	68,550
Innovent Biologics, Inc. (a) (c)	202,500	1,227,905
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	33,300	8,145
Keymed Biosciences, Inc. (a) (b) (c)	30,500	163,740
Laekna, Inc. (a)	67,000	57,016
Legend Biotech Corp. ADR (a)	12,786	623,062
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	122,000	62,198
Remegen Co. Ltd. Class H (a) (c)	26,000	57,238
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	14,380	67,017
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	31,291	142,133
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (b) (c)	11,200	22,638
Shanghai RAAS Blood Products Co. Ltd. Class A	176,200	198,893
Shenzhen Kangtai Biological Products Co. Ltd. Class A	24,560	68,676
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) (b)	2,300	54,454
Sinocelltech Group Ltd. Class A (a)	10,745	63,500
Walvax Biotechnology Co. Ltd. Class A	38,300	80,555
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	62,600	126,119
Zai Lab Ltd. (a)	140,400	343,792
		9,041,206
BROADLINE RETAIL — 13.2%
Alibaba Group Holding Ltd.	2,593,700	36,730,866
JD.com, Inc. Class A	445,132	9,575,997
MINISO Group Holding Ltd. ADR (b)	19,190	336,592
PDD Holdings, Inc. ADR (a)	116,942	15,764,951
Vipshop Holdings Ltd. ADR	48,668	765,548
Zhejiang China Commodities City Group Co. Ltd. Class A	111,300	153,465
		63,327,419
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	39,900	188,022
China Lesso Group Holdings Ltd.	199,000	101,197

See accompanying notes to financial statements.
139

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Guangdong Kinlong Hardware Products Co. Ltd. Class A	5,900	$26,142
Triumph New Energy Co. Ltd. Class A (a)	29,900	45,200
Xinyi Glass Holdings Ltd. (b)	417,127	497,277
Zhejiang Weixing New Building Materials Co. Ltd. Class A	63,375	135,468
Zhuzhou Kibing Group Co. Ltd. Class A	55,200	50,242
		1,043,548
CAPITAL MARKETS — 2.3%
Bairong, Inc. (a) (b) (c)	59,000	78,236
Beijing Compass Technology Development Co. Ltd. Class A (a)	7,700	84,287
Caitong Securities Co. Ltd. Class A	174,270	217,132
Central China Securities Co. Ltd. Class H	255,000	58,436
Changjiang Securities Co. Ltd. Class A	206,100	212,618
China Cinda Asset Management Co. Ltd. Class H	1,400,200	194,685
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	1,861,000	129,378
China Everbright Ltd.	214,000	140,509
China Galaxy Securities Co. Ltd. Class H	811,000	758,012
China International Capital Corp. Ltd. Class A	52,500	289,631
China International Capital Corp. Ltd. Class H (b) (c)	168,000	300,637
China Merchants Securities Co. Ltd. Class A	121,792	338,299
CITIC Securities Co. Ltd. Class A	160,925	625,429
CITIC Securities Co. Ltd. Class H	238,850	631,911
CSC Financial Co. Ltd. Class A	62,804	241,034
Dongxing Securities Co. Ltd. Class A	131,700	206,056
East Money Information Co. Ltd. Class A	251,158	728,499
Everbright Securities Co. Ltd. Class A	90,300	248,373
GF Securities Co. Ltd. Class A	106,900	255,082
GF Securities Co. Ltd. Class H (b)	131,600	182,639
Guosen Securities Co. Ltd. Class A	125,400	211,967
Guotai Junan International Holdings Ltd.	731,000	124,225
Guotai Junan Securities Co. Ltd. Class A	218,500	458,939
Guoyuan Securities Co. Ltd. Class A	208,640	264,428
Haitong Securities Co. Ltd. Class A	111,800	140,096
Security Description	Shares	Value
Haitong Securities Co. Ltd. Class H (b)	405,000	$189,122
Hithink RoyalFlush Information Network Co. Ltd. Class A	5,600	154,678
Huatai Securities Co. Ltd. Class A	144,700	363,887
Huatai Securities Co. Ltd. Class H (c)	178,400	287,553
Huaxi Securities Co. Ltd. Class A	148,100	186,007
Industrial Securities Co. Ltd. Class A	226,500	220,718
Noah Holdings Ltd. ADR (b)	10,631	131,080
Orient Securities Co. Ltd. Class A	202,708	321,789
OSL Group Ltd. (a) (b)	53,000	44,010
Pacific Securities Co. Ltd. Class A (a)	172,800	114,564
Shaanxi International Trust Co. Ltd. Class A	525,130	280,624
Shanxi Securities Co. Ltd. Class A	249,790	235,562
Shenwan Hongyuan Group Co. Ltd. Class A	389,210	318,102
SooChow Securities Co. Ltd. Class A	166,952	200,858
Southwest Securities Co. Ltd. Class A	320,900	223,298
Up Fintech Holding Ltd. ADR (a) (b)	11,492	61,367
Western Securities Co. Ltd. Class A	165,000	204,875
Yangzijiang Financial Holding Ltd.	287,400	89,672
Zheshang Securities Co. Ltd. Class A	131,300	270,343
		11,018,647
CHEMICALS — 1.7%
ADAMA Ltd. Class A (a)	155,500	124,868
Anhui Huaheng Biotechnology Co. Ltd. Class A	9,191	52,136
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	16,900	46,315
Canmax Technologies Co. Ltd. Class A	19,640	69,258
Cathay Biotech, Inc. Class A	13,154	89,352
Chengxin Lithium Group Co. Ltd. Class A	18,500	40,417
China BlueChemical Ltd. Class H	334,000	90,729
China Kings Resources Group Co. Ltd. Class A	22,700	95,553
CNGR Advanced Material Co. Ltd. Class A	10,201	58,536
COFCO Biotechnology Co. Ltd. Class A (a)	210,100	173,816
Do-Fluoride New Materials Co. Ltd. Class A	30,260	54,133
Dongyue Group Ltd.	219,000	219,071
Fufeng Group Ltd. (b)	186,000	115,419
Fujian Kuncai Material Technology Co. Ltd. Class A	23,500	104,931

See accompanying notes to financial statements.
140

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	60,900	$299,947
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	32,760	94,474
Global New Material International Holdings Ltd. (a) (b)	153,000	80,563
Guangzhou Tinci Materials Technology Co. Ltd. Class A	29,580	78,275
Guizhou Zhongyida Co. Ltd. Class A (a)	55,100	36,530
Hangjin Technology Co. Ltd. Class A	25,400	71,315
Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,800	60,099
Haohua Chemical Science & Technology Co. Ltd. Class A	18,900	85,742
Hengli Petrochemical Co. Ltd. Class A	108,100	241,882
Hengyi Petrochemical Co. Ltd. Class A	149,091	149,333
Hoshine Silicon Industry Co. Ltd. Class A	8,900	76,339
Huabao International Holdings Ltd. (b)	172,000	58,459
Huapont Life Sciences Co. Ltd. Class A	252,100	171,101
Hubei Feilihua Quartz Glass Co. Ltd. Class A	11,800	72,382
Hubei Xingfa Chemicals Group Co. Ltd. Class A	30,400	97,733
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	265,300	173,995
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	97,000	93,415
Jiangsu Cnano Technology Co. Ltd. Class A	8,452	33,911
Jiangsu Eastern Shenghong Co. Ltd. Class A	102,300	135,647
Jiangsu Yoke Technology Co. Ltd. Class A	16,800	147,340
Jinan Shengquan Group Share Holding Co. Ltd. Class A	30,400	92,694
KBC Corp. Ltd. Class A	4,094	12,928
LB Group Co. Ltd. Class A	89,600	265,907
Levima Advanced Materials Corp. Class A	17,900	41,562
Ningbo Shanshan Co. Ltd. Class A	33,800	45,011
Ningxia Baofeng Energy Group Co. Ltd. Class A	111,300	275,918
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	73,400	194,652
Rongsheng Petrochemical Co. Ltd. Class A	194,300	287,342
Sanwei Holding Group Co. Ltd. Class A	47,010	105,726
Satellite Chemical Co. Ltd. Class A	62,136	165,758
Security Description	Shares	Value
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	4,950	$65,692
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	55,464	207,555
Shandong Sinocera Functional Material Co. Ltd. Class A	28,600	82,139
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	5,400	41,002
Shanghai Putailai New Energy Technology Co. Ltd. Class A	38,306	81,826
Shenzhen Capchem Technology Co. Ltd. Class A	6,700	38,915
Shenzhen Dynanonic Co. Ltd. Class A (a)	6,760	38,491
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	10,940	64,684
Shenzhen Senior Technology Material Co. Ltd. Class A	30,079	44,225
Sichuan Development Lomon Co. Ltd. Class A	53,900	74,781
Sichuan Lutianhua Co. Ltd. Class A (a)	89,600	56,075
Sichuan Yahua Industrial Group Co. Ltd. Class A	26,500	41,159
Sinoma Science & Technology Co. Ltd. Class A	42,700	77,912
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	809,999	125,137
Skshu Paint Co. Ltd. Class A	7,156	40,357
Sunresin New Materials Co. Ltd. Class A	14,500	117,431
Tianqi Lithium Corp. Class A	22,900	115,177
Tianqi Lithium Corp. Class H (b)	12,000	42,639
Tongkun Group Co. Ltd. Class A	108,500	209,910
Transfar Zhilian Co. Ltd. Class A	177,200	113,430
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	46,900	611,962
Weihai Guangwei Composites Co. Ltd. Class A	16,760	78,835
Xinxiang Chemical Fiber Co. Ltd. Class A (a)	274,900	150,831
Yunnan Energy New Material Co. Ltd. Class A	18,107	88,509
Yunnan Yuntianhua Co. Ltd. Class A	30,300	97,974
Zangge Mining Co. Ltd. Class A	21,400	87,910
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	114,700	78,830
Zhejiang Juhua Co. Ltd. Class A	73,500	233,880
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	16,400	82,953
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	18,400	25,791
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	14,200	11,687
		8,308,213

See accompanying notes to financial statements.
141

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Changjiu Holdings Ltd.	2,000	$1,797
China Conch Environment Protection Holdings Ltd.	370,500	44,837
China Everbright Environment Group Ltd.	730,925	352,876
Hongbo Co. Ltd. Class A (a)	11,000	18,295
Shanghai M&G Stationery, Inc. Class A	35,680	180,525
Tuhu Car, Inc. (a) (b) (c)	38,200	114,342
Zhejiang Weiming Environment Protection Co. Ltd. Class A	31,400	97,583
Zonqing Environmental Ltd. (b)	102,000	104,528
		914,783
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co. Ltd. Class A (a)	113,300	126,435
Beijing BDStar Navigation Co. Ltd. Class A	5,900	23,520
BYD Electronic International Co. Ltd.	138,500	580,389
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	8,500	41,488
Comba Telecom Systems Holdings Ltd. (a)	576,310	95,712
Fiberhome Telecommunication Technologies Co. Ltd. Class A	19,700	48,302
Fujian Star-net Communication Co. Ltd. Class A	53,000	126,089
Guangzhou Haige Communications Group, Inc. Co. Class A	52,100	79,058
Hengtong Optic-electric Co. Ltd. Class A	39,900	96,406
Hytera Communications Corp. Ltd. Class A (a)	6,100	5,814
Suzhou TFC Optical Communication Co. Ltd. Class A	7,200	103,391
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	16,100	42,443
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	30,300	116,894
Yealink Network Technology Corp. Ltd. Class A	18,580	112,245
Zhongji Innolight Co. Ltd. Class A	17,640	390,323
ZTE Corp. Class A	64,400	286,635
ZTE Corp. Class H	125,197	323,973
		2,599,117
CONSTRUCTION & ENGINEERING — 0.7%
China Communications Services Corp. Ltd. Class H	573,600	310,892
China Conch Venture Holdings Ltd.	326,000	321,908
China Energy Engineering Corp. Ltd. Class A	282,100	97,142
China National Chemical Engineering Co. Ltd. Class A	77,100	90,775
Security Description	Shares	Value
China Railway Group Ltd. Class A	238,300	$223,705
China Railway Group Ltd. Class H	747,000	392,373
China State Construction Engineering Corp. Ltd. Class A	600,400	530,170
China State Construction International Holdings Ltd.	154,000	239,897
CSSC Science & Technology Co. Ltd. Class A	28,500	59,047
Metallurgical Corp. of China Ltd. Class A	499,800	238,522
Metallurgical Corp. of China Ltd. Class H (b)	274,000	56,088
Power Construction Corp. of China Ltd. Class A	294,200	237,087
Shanghai Construction Group Co. Ltd. Class A	415,600	145,488
Shenzhen SED Industry Co. Ltd. Class A	27,300	67,522
Sichuan Road & Bridge Group Co. Ltd. Class A	78,300	78,651
Sinoma International Engineering Co. Class A	64,400	105,820
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	164,300	87,565
Xinte Energy Co. Ltd. Class H (a) (b)	40,800	44,385
		3,327,037
CONSTRUCTION MATERIALS — 0.5%
Anhui Conch Cement Co. Ltd. Class A	49,400	184,509
Anhui Conch Cement Co. Ltd. Class H (b)	227,000	667,776
BBMG Corp. Class H (b)	513,000	52,836
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	47,400	93,396
China Jushi Co. Ltd. Class A	152,970	257,039
China National Building Material Co. Ltd. Class H (b)	790,000	347,834
China Resources Building Materials Technology Holdings Ltd.	349,163	98,894
CSG Holding Co. Ltd. Class A	212,517	175,512
Huaxin Cement Co. Ltd. Class A	74,800	152,087
Sichuan Hexie Shuangma Co. Ltd. Class A	52,500	103,445
Tangshan Jidong Cement Co. Ltd. Class A (a)	3,600	2,870
		2,136,198
CONSUMER FINANCE — 0.6%
Alibaba Health Information Technology Ltd. (a) (b)	806,000	555,147
Dada Nexus Ltd. ADR (a) (b)	20,527	39,001
DingDong Cayman Ltd. ADR (a) (b)	20,655	73,325
FinVolution Group ADR	12,677	78,344
JD Health International, Inc. (a) (b) (c)	173,000	779,530

See accompanying notes to financial statements.
142

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Jiajiayue Group Co. Ltd. Class A	53,908	$74,253
Laobaixing Pharmacy Chain JSC Class A	38,565	95,770
LexinFintech Holdings Ltd. ADR	36,306	98,752
Lufax Holding Ltd. ADR (b)	47,339	165,213
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	102,254	190,883
Qifu Technology, Inc. ADR	21,655	645,536
Qudian, Inc. ADR (a) (b)	28,214	60,096
Yifeng Pharmacy Chain Co. Ltd. Class A	29,056	105,950
		2,961,800
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Shenzhen Pagoda Industrial Group Corp. Ltd.	128,500	36,230
Sipai Health Technology Co. Ltd. (a) (b)	11,200	9,041
Sun Art Retail Group Ltd. (b)	326,500	75,241
		120,512
CONTAINERS & PACKAGING — 0.1%
CPMC Holdings Ltd. (a)	67,000	60,035
Greatview Aseptic Packaging Co. Ltd.	176,000	55,740
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	45,540	167,359
		283,134
DIVERSIFIED CONSUMER SERVICES — 0.8%
China Chunlai Education Group Co. Ltd. (b)	56,000	35,038
China Education Group Holdings Ltd.	175,012	123,021
China Yuhua Education Corp. Ltd. (a) (c)	186,000	11,973
East Buy Holding Ltd. (a) (b) (c)	89,000	226,410
Fenbi Ltd. (a) (b)	82,500	35,369
Fu Shou Yuan International Group Ltd. (b)	275,000	160,734
Gaotu Techedu, Inc. ADR (a) (b)	23,795	93,277
New Oriental Education & Technology Group, Inc.	219,100	1,748,851
Offcn Education Technology Co. Ltd. Class A (a)	32,500	12,770
SunCar Technology Group, Inc. Class A (a) (b)	4,064	44,785
TAL Education Group ADR (a)	76,344	903,913
Tianli International Holdings Ltd.	202,000	134,710
Zhejiang Yasha Decoration Co. Ltd. Class A	273,600	155,200
		3,686,051
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	7,384,000	979,146
CITIC Telecom International Holdings Ltd.	519,000	160,361
		1,139,507
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.6%
Beijing Easpring Material Technology Co. Ltd. Class A	5,800	$35,901
CBAK Energy Technology, Inc. (a) (b)	47,539	59,424
Contemporary Amperex Technology Co. Ltd. Class A	58,660	2,111,245
Dajin Heavy Industry Co. Ltd. Class A	18,200	59,759
Dongfang Electric Corp. Ltd. Class A	126,400	285,358
Eve Energy Co. Ltd. Class A	40,600	282,979
Fangda Carbon New Material Co. Ltd. Class A	171,060	122,209
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	42,402	77,247
Fullshare Holdings Ltd. (a) (b)	38,100	1,962
Ginlong Technologies Co. Ltd. Class A	6,850	81,433
Goldwind Science & Technology Co. Ltd. Class A	112,100	160,494
Goldwind Science & Technology Co. Ltd. Class H (b)	171,560	129,429
Goneo Group Co. Ltd. Class A	8,105	96,422
GoodWe Technologies Co. Ltd. Class A	3,652	31,773
Gotion High-tech Co. Ltd. Class A	36,000	118,823
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,600	25,477
Henan Pinggao Electric Co. Ltd. Class A	61,100	182,899
Hoymiles Power Electronics, Inc. Class A	3,302	78,423
Jiangsu Zhongtian Technology Co. Ltd. Class A	52,400	115,976
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	32,200	39,568
JL Mag Rare-Earth Co. Ltd. Class A	33,920	69,986
Ming Yang Smart Energy Group Ltd. Class A	41,500	64,041
Nantong Jianghai Capacitor Co. Ltd. Class A	32,300	69,920
NARI Technology Co. Ltd. Class A	126,983	502,042
Ningbo Orient Wires & Cables Co. Ltd. Class A	11,100	87,501
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	8,574	35,528
Ningbo Sanxing Medical Electric Co. Ltd. Class A	31,600	157,534
Pylon Technologies Co. Ltd. Class A	3,261	23,535
Qingdao TGOOD Electric Co. Ltd. Class A	46,400	145,857
Shanghai Electric Group Co. Ltd. Class A (a)	283,500	183,095
Shanghai Electric Group Co. Ltd. Class H (a)	564,000	127,068

See accompanying notes to financial statements.
143

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shanghai Liangxin Electrical Co. Ltd. Class A	29,550	$31,836
Shanghai Moons' Electric Co. Ltd. Class A	10,900	74,757
Shenzhen Kstar Science & Technology Co. Ltd. Class A	19,400	55,384
Shenzhen Megmeet Electrical Co. Ltd. Class A	30,400	121,797
Shijiazhuang Shangtai Technology Co. Ltd. Class A	7,300	55,053
Sieyuan Electric Co. Ltd. Class A	16,900	178,450
Sungrow Power Supply Co. Ltd. Class A	34,140	485,760
Sunwoda Electronic Co. Ltd. Class A	30,800	96,643
TBEA Co. Ltd. Class A	95,350	199,456
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Tellhow Sci-Tech Co. Ltd. Class A (a)	285,870	185,851
Titan Wind Energy Suzhou Co. Ltd. Class A	31,000	38,447
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	52,300	88,927
Xuji Electric Co. Ltd. Class A	43,100	210,553
Zhejiang Chint Electrics Co. Ltd. Class A	61,900	201,125
Zhejiang HangKe Technology, Inc. Co. Class A	16,071	45,007
Zhejiang Narada Power Source Co. Ltd. Class A	31,400	72,593
Zhuhai CosMX Battery Co. Ltd. Class A	36,154	88,698
		7,793,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
AAC Technologies Holdings, Inc.	134,745	553,378
Accelink Technologies Co. Ltd. Class A	26,100	125,341
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	39,200	200,351
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,200	28,160
BOE Technology Group Co. Ltd. Class A	608,900	388,901
Castech, Inc. Class A	24,790	94,893
CETC Cyberspace Security Technology Co. Ltd. Class A	36,200	87,414
Chaozhou Three-Circle Group Co. Ltd. Class A	41,300	218,932
China Railway Signal & Communication Corp. Ltd. Class A	250,878	225,475
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,800	86,109
Eoptolink Technology, Inc. Ltd. Class A	5,600	103,996
Security Description	Shares	Value
Foxconn Industrial Internet Co. Ltd. Class A	215,400	$775,282
GoerTek, Inc. Class A	75,900	245,855
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	17,500	92,168
Hebei Sinopack Electronic Technology Co. Ltd. Class A	6,120	40,688
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	30,400	61,637
Huagong Tech Co. Ltd. Class A	29,100	145,195
IRICO Display Devices Co. Ltd. Class A (a)	124,400	132,956
Kingboard Holdings Ltd.	138,999	352,530
Kingboard Laminates Holdings Ltd.	141,500	136,263
Lens Technology Co. Ltd. Class A	99,200	289,862
Lingyi iTech Guangdong Co. Class A	144,200	154,736
Luxshare Precision Industry Co. Ltd. Class A	115,463	716,999
Maxscend Microelectronics Co. Ltd. Class A	9,053	120,157
OFILM Group Co. Ltd. Class A (a)	97,100	138,047
Raytron Technology Co. Ltd. Class A	16,560	93,298
Sai Micro Electronics, Inc. Class A	34,400	94,274
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,106	123,620
Shengyi Technology Co. Ltd. Class A	56,000	166,752
Shennan Circuits Co. Ltd. Class A	15,820	250,841
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	63,900	97,238
Shenzhen Kaifa Technology Co. Ltd. Class A	50,400	119,039
Shenzhen Kinwong Electronic Co. Ltd. Class A	39,900	164,477
Sunny Optical Technology Group Co. Ltd.	118,800	879,434
SUPCON Technology Co. Ltd. Class A	21,601	155,279
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	64,400	216,610
TCL Technology Group Corp. Class A	445,230	291,364
Tianma Microelectronics Co. Ltd. Class A (a)	102,800	118,830
Unisplendour Corp. Ltd. Class A	62,176	214,460
Universal Scientific Industrial Shanghai Co. Ltd. Class A	76,200	173,878
Victory Giant Technology Huizhou Co. Ltd. Class A	29,000	164,503
Visionox Technology, Inc. Class A (a)	80,900	87,273
Wasion Holdings Ltd.	154,000	127,483
Wingtech Technology Co. Ltd. Class A	29,900	139,831

See accompanying notes to financial statements.
144

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A	209,753	$219,983
Wuhan Huazhong Numerical Control Co. Ltd. Class A	8,300	32,613
Wuhan Jingce Electronic Group Co. Ltd. Class A	5,600	51,466
WUS Printed Circuit Kunshan Co. Ltd. Class A	40,410	231,883
XGD, Inc. Class A	20,500	66,696
Xiamen Faratronic Co. Ltd. Class A	5,400	79,627
Zhejiang Dahua Technology Co. Ltd. Class A	66,500	163,622
		10,039,699
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	610,000	43,978
China Oilfield Services Ltd. Class H	347,900	320,243
China Petroleum Engineering Corp. Class A	165,700	85,234
COFCO Capital Holdings Co. Ltd. Class A	66,200	112,372
Offshore Oil Engineering Co. Ltd. Class A	122,300	101,703
Sinopec Oilfield Service Corp. Class H (a)	884,000	68,284
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	29,500	138,677
		870,491
ENTERTAINMENT — 2.3%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	44,800	114,582
Alibaba Pictures Group Ltd. (a) (b)	2,930,000	192,378
Beijing Enlight Media Co. Ltd. Class A	86,800	110,381
Bilibili, Inc. Class Z (a)	40,360	1,006,987
China Film Co. Ltd. Class A	62,500	108,057
Cloud Music, Inc. (a) (c)	11,350	194,342
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (b)	2,674	28,959
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	148,153
Giant Network Group Co. Ltd. Class A	69,200	116,773
HUYA, Inc. ADR (b)	21,801	111,185
iDreamSky Technology Holdings Ltd. (a) (b) (c)	152,400	52,975
iQIYI, Inc. ADR (a)	81,234	232,329
Kingnet Network Co. Ltd. Class A	54,400	92,420
Kingsoft Corp. Ltd.	167,400	636,842
Kunlun Tech Co. Ltd. Class A	18,200	97,649
Mango Excellent Media Co. Ltd. Class A	36,966	139,019
Maoyan Entertainment (a) (b) (c)	76,200	84,857
Security Description	Shares	Value
NetDragon Websoft Holdings Ltd.	64,500	$96,823
NetEase, Inc.	282,600	5,475,545
Perfect World Co. Ltd. Class A	53,700	73,660
Sohu.com Ltd. ADR (a)	6,166	97,114
Talkweb Information System Co. Ltd. Class A (a)	17,100	40,388
Tencent Music Entertainment Group ADR	106,836	1,287,374
Wanda Film Holding Co. Ltd. Class A (a)	77,100	137,595
XD, Inc. (a) (b)	38,000	124,751
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	197,212	117,505
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	34,900	51,961
Zx, Inc. (a)	19,400	28,073
		10,998,677
FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co. Ltd. Class A	300,500	158,866
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd. (b)	357,000	261,517
Yeahka Ltd. (a) (b)	23,200	41,218
		461,601
FOOD PRODUCTS — 1.5%
Anjoy Foods Group Co. Ltd. Class A	6,892	97,826
China Feihe Ltd. (c)	511,000	386,827
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	508,220	1,223,523
COFCO Joycome Foods Ltd. (a) (b)	301,000	64,327
Foshan Haitian Flavouring & Food Co. Ltd. Class A	72,873	501,567
Fujian Sunner Development Co. Ltd. Class A	53,300	105,631
Guangdong Haid Group Co. Ltd. Class A	30,200	207,212
Health & Happiness H&H International Holdings Ltd.	32,500	47,782
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	28,200	93,239
Henan Shuanghui Investment & Development Co. Ltd. Class A	54,300	210,182
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	86,000	357,215
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	30,193	100,648
Juewei Food Co. Ltd. Class A	6,000	14,600
Muyuan Foods Co. Ltd. Class A (a)	78,146	517,091

See accompanying notes to financial statements.
145

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
New Hope Liuhe Co. Ltd. Class A (a)	89,800	$133,571
Tingyi Cayman Islands Holding Corp.	319,844	462,008
Toly Bread Co. Ltd. Class A	67,080	63,547
Uni-President China Holdings Ltd.	278,400	261,286
Want Want China Holdings Ltd.	826,933	568,500
Weilong Delicious Global Holdings Ltd.	58,600	60,354
Wens Foodstuff Group Co. Ltd. Class A	88,800	255,540
WH Group Ltd. (c)	1,365,683	1,083,052
Yihai International Holding Ltd.	79,000	163,746
Yihai Kerry Arawana Holdings Co. Ltd. Class A	19,700	99,898
		7,079,172
GAS UTILITIES — 0.4%
Beijing Enterprises Holdings Ltd.	68,500	246,045
China Gas Holdings Ltd.	468,200	435,801
China Resources Gas Group Ltd.	152,500	615,497
Chongqing Gas Group Corp. Ltd. Class A	89,800	78,141
ENN Natural Gas Co. Ltd. Class A	33,600	98,803
Kunlun Energy Co. Ltd.	631,400	651,925
		2,126,212
GROUND TRANSPORTATION — 0.5%
ANE Cayman, Inc. (a)	97,000	103,650
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	647,500	558,808
Canggang Railway Ltd. (b)	304,000	38,355
China High Speed Railway Technology Co. Ltd. Class A (a)	416,954	143,579
Daqin Railway Co. Ltd. Class A	178,003	174,476
Full Truck Alliance Co. Ltd. ADR	112,585	1,014,391
Guangshen Railway Co. Ltd. Class H	556,000	159,624
		2,192,883
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
AK Medical Holdings Ltd. (b) (c)	94,000	63,534
Angelalign Technology, Inc. (b) (c)	11,200	108,864
APT Medical, Inc. Class A	1,763	103,128
Autobio Diagnostics Co. Ltd. Class A	16,600	114,230
Intco Medical Technology Co. Ltd. Class A	29,560	118,389
iRay Technology Co. Ltd. Class A	1,752	31,752
Jafron Biomedical Co. Ltd. Class A	7,555	35,343
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	27,782	151,957
Lifetech Scientific Corp. (a) (b)	322,000	72,131
Microport Cardioflow Medtech Corp. (a) (b) (c)	47,000	5,446
Microport Scientific Corp. (a) (b)	128,611	130,474
Ovctek China, Inc. Class A	18,300	54,178
Security Description	Shares	Value
Qingdao Haier Biomedical Co. Ltd. Class A	7,748	$38,637
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	470,800	340,637
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	36,500	55,167
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,600	653,097
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	16,300	190,886
Sinocare, Inc. Class A	24,300	105,205
Sonoscape Medical Corp. Class A	16,900	87,680
Venus MedTech Hangzhou, Inc. Class H (a) (c) (d)	41,000	22,249
		2,482,984
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co. Ltd. Class A	159,645	362,920
Chengdu Bright Eye Hospital Group Co. Ltd. Class A	6,500	42,778
China Meheco Group Co. Ltd. Class A	29,700	49,439
China National Accord Medicines Corp. Ltd. Class A	29,820	134,770
China Resources Medical Holdings Co. Ltd.	195,000	108,954
ClouDr Group Ltd. (a)	83,100	16,903
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	15,200	66,589
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	62,000	164,429
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,400	33,780
Gushengtang Holdings Ltd. (b)	17,400	101,029
Huadong Medicine Co. Ltd. Class A	41,100	205,481
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	56,400	172,086
Jinxin Fertility Group Ltd. (b) (c)	366,500	172,693
Jointown Pharmaceutical Group Co. Ltd. Class A	221,732	181,855
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	121,000	74,861
New Horizon Health Ltd. (a) (b) (c) (d)	47,500	43,235
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	184,100	300,533
Sinopharm Group Co. Ltd. Class H	234,000	626,611
Topchoice Medical Corp. Class A	11,025	92,328
		2,951,274
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	103,700	109,499

See accompanying notes to financial statements.
146

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Yidu Tech, Inc. (a) (b) (c)	61,300	$29,673
		139,172
HOTELS, RESTAURANTS & LEISURE — 6.5%
Atour Lifestyle Holdings Ltd. ADR	2,505	64,980
China Travel International Investment Hong Kong Ltd.	1,036,000	156,050
H World Group Ltd.	234,200	918,106
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	633,000	73,344
Haidilao International Holding Ltd. (b) (c)	283,000	694,429
Helens International Holdings Co. Ltd. (b)	78,500	35,574
Jiumaojiu International Holdings Ltd. (b) (c)	175,000	111,522
Meituan Class B (a) (c)	875,581	19,388,469
Nayuki Holdings Ltd. (a)	103,500	25,317
Shanghai Jinjiang International Hotels Co. Ltd. Class A	35,510	158,963
Songcheng Performance Development Co. Ltd. Class A	86,000	129,271
Tongcheng Travel Holdings Ltd.	165,307	424,786
TravelSky Technology Ltd. Class H	176,000	261,933
Trip.com Group Ltd. (a)	90,375	5,712,794
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	146,000	29,134
Yum China Holdings, Inc.	67,785	3,051,681
		31,236,353
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	2,855	113,374
Chervon Holdings Ltd. (b)	21,800	64,270
Ecovacs Robotics Co. Ltd. Class A	5,500	40,244
Edifier Technology Co. Ltd. Class A	30,500	54,039
Gree Electric Appliances, Inc. of Zhuhai Class A	76,000	520,592
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	13,500	30,420
Haier Smart Home Co. Ltd. Class A	106,400	488,774
Haier Smart Home Co. Ltd. Class H	350,800	1,409,071
Hangzhou Great Star Industrial Co. Ltd. Class A	35,500	159,020
Hangzhou Robam Appliances Co. Ltd. Class A	35,900	118,903
Hisense Home Appliances Group Co. Ltd. Class H (b)	65,000	242,678
Hisense Visual Technology Co. Ltd. Class A	31,100	99,450
Jason Furniture Hangzhou Co. Ltd. Class A	21,440	95,181
Joyoung Co. Ltd. Class A	62,754	102,847
JS Global Lifestyle Co. Ltd. (a) (c)	137,000	30,160
Security Description	Shares	Value
KingClean Electric Co. Ltd. Class A (a)	30,560	$105,190
Oppein Home Group, Inc. Class A	16,580	148,064
Shenzhen MTC Co. Ltd. Class A	265,800	204,326
Sichuan Changhong Electric Co. Ltd. Class A	136,000	114,845
Skyworth Group Ltd.	317,793	144,014
Zhejiang Supor Co. Ltd. Class A	19,865	166,104
		4,451,566
HOUSEHOLD PRODUCTS — 0.0% (e)
Blue Moon Group Holdings Ltd. (b) (c)	161,000	55,757
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.6%
Beijing Jingneng Clean Energy Co. Ltd. Class H	418,000	109,780
CGN New Energy Holdings Co. Ltd. (b)	190,000	63,109
CGN Power Co. Ltd. Class H (c)	1,999,000	772,063
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	492,000	135,549
China Longyuan Power Group Corp. Ltd. Class H	614,000	557,284
China National Nuclear Power Co. Ltd. Class A	262,500	418,206
China Power International Development Ltd. (b)	859,000	410,285
China Resources Power Holdings Co. Ltd.	330,092	896,677
China Three Gorges Renewables Group Co. Ltd. Class A	390,000	270,266
China Yangtze Power Co. Ltd. Class A	310,100	1,331,472
Concord New Energy Group Ltd.	1,740,000	127,686
Datang International Power Generation Co. Ltd. Class H (b)	784,287	161,553
GCL Energy Technology Co. Ltd. Class A	55,800	67,372
GD Power Development Co. Ltd. Class A	249,200	194,770
Guangdong Electric Power Development Co. Ltd. Class A	101,700	73,383
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A (a)	803,901	250,406
Huadian Power International Corp. Ltd. Class H (b)	474,000	269,724
Huaneng Power International, Inc. Class A	66,100	72,818
Huaneng Power International, Inc. Class H (b)	782,129	480,303
SDIC Power Holdings Co. Ltd. Class A	97,900	237,104
Shanghai Electric Power Co. Ltd. Class A	55,700	76,960
Shenergy Co. Ltd. Class A	118,600	144,720
Sichuan Chuantou Energy Co. Ltd. Class A	93,400	251,561

See accompanying notes to financial statements.
147

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sichuan New Energy Power Co. Ltd. Class A (a)	32,100	$53,893
Xinyi Energy Holdings Ltd. (b)	321,655	39,754
Zhejiang Zheneng Electric Power Co. Ltd. Class A	262,100	252,039
		7,718,737
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A	100,600	158,404
China Baoan Group Co. Ltd. Class A	42,500	58,357
CITIC Ltd.	877,000	1,036,480
CITIC Resources Holdings Ltd.	1,088,000	56,729
Shanghai Industrial Holdings Ltd.	173,000	269,940
		1,579,910
INSURANCE — 3.4%
China Life Insurance Co. Ltd. Class A	79,800	501,697
China Life Insurance Co. Ltd. Class H	1,180,040	2,372,993
China Pacific Insurance Group Co. Ltd. Class A	111,200	621,251
China Pacific Insurance Group Co. Ltd. Class H	392,600	1,415,230
China Reinsurance Group Corp. Class H	610,000	65,967
China Taiping Insurance Holdings Co. Ltd.	280,491	451,386
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	203,700	107,982
New China Life Insurance Co. Ltd. Class A	29,700	196,992
New China Life Insurance Co. Ltd. Class H	151,000	471,419
People's Insurance Co. Group of China Ltd. Class A	150,200	159,672
People's Insurance Co. Group of China Ltd. Class H	1,146,000	547,365
PICC Property & Casualty Co. Ltd. Class H	1,090,287	1,617,008
Ping An Insurance Group Co. of China Ltd. Class A	160,600	1,310,060
Ping An Insurance Group Co. of China Ltd. Class H	986,100	6,366,645
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	94,700	193,362
		16,399,029
INTERACTIVE MEDIA & SERVICES — 14.2%
Autohome, Inc. ADR	11,262	367,366
Baidu, Inc. Class A (a)	369,800	5,027,471
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	25,740	195,881
JOYY, Inc. ADR (a)	8,887	322,065
Kanzhun Ltd. ADR	55,344	960,772
Kuaishou Technology (a) (c)	414,700	2,928,393
Security Description	Shares	Value
Meitu, Inc. (b) (c)	480,000	$189,714
Tencent Holdings Ltd.	1,010,715	57,851,804
Weibo Corp. ADR	11,607	116,999
Zhihu, Inc. ADR (a)	14,239	54,820
		68,015,285
IT SERVICES — 0.3%
Beijing Ultrapower Software Co. Ltd. Class A	26,400	47,039
China TransInfo Technology Co. Ltd. Class A	79,400	106,984
Chinasoft International Ltd. (b)	510,000	342,736
Digital China Group Co. Ltd. Class A	21,100	92,798
Digital China Holdings Ltd.	164,000	62,496
GDS Holdings Ltd. Class A (a) (b)	165,600	465,833
INESA Intelligent Tech, Inc. Class A	42,800	80,846
Isoftstone Information Technology Group Co. Ltd. Class A	17,200	126,616
Kingsoft Cloud Holdings Ltd. (a) (b)	338,000	73,975
Taiji Computer Corp. Ltd. Class A	19,800	58,082
Vnet Group, Inc. ADR (a) (b)	23,564	96,141
		1,553,546
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	67,000	64,811
Shanghai Yaoji Technology Co. Ltd. Class A	18,100	65,483
Zhejiang Cfmoto Power Co. Ltd. Class A	6,000	140,496
		270,790
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Genscript Biotech Corp. (a) (b)	158,000	283,556
Hangzhou Tigermed Consulting Co. Ltd. Class A	25,000	246,440
Hangzhou Tigermed Consulting Co. Ltd. Class H (b) (c)	5,900	30,459
Joinn Laboratories China Co. Ltd. Class A	17,729	45,724
Maccura Biotechnology Co. Ltd. Class A	11,500	23,974
Pharmaron Beijing Co. Ltd. Class A	50,900	220,730
Pharmaron Beijing Co. Ltd. Class H (b) (c)	6,450	12,456
Shanghai Medicilon, Inc. Class A (a)	2,129	10,945
WuXi AppTec Co. Ltd. Class A	62,084	464,478
WuXi AppTec Co. Ltd. Class H (c)	40,700	286,092
Wuxi Biologics Cayman, Inc. (a) (c)	593,000	1,336,016
WuXi XDC Cayman, Inc. (a)	16,000	48,098
		3,008,968
MACHINERY — 1.8%
Anhui Heli Co. Ltd. Class A	30,700	95,452

See accompanying notes to financial statements.
148

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	17,600	$23,412
China CSSC Holdings Ltd. Class A	74,600	445,235
China International Marine Containers Group Co. Ltd. Class H	185,690	146,544
CIMC Enric Holdings Ltd.	150,000	132,668
CRRC Corp. Ltd. Class A	580,100	677,190
CRRC Corp. Ltd. Class H	286,000	187,046
Dongguan Yiheda Automation Co. Ltd. Class A	17,100	61,792
First Tractor Co. Ltd. Class H	170,000	183,843
Haitian International Holdings Ltd.	120,000	386,225
Hangcha Group Co. Ltd. Class A	41,540	129,036
Han's Laser Technology Industry Group Co. Ltd. Class A	40,700	136,837
Hefei Meiya Optoelectronic Technology, Inc. Class A	63,480	144,853
Jiangsu Hengli Hydraulic Co. Ltd. Class A	29,196	262,815
Keda Industrial Group Co. Ltd. Class A	42,100	52,274
Leader Harmonious Drive Systems Co. Ltd. Class A	4,114	55,920
Lonking Holdings Ltd.	737,000	157,505
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,900	16,692
Ningbo Deye Technology Co. Ltd. Class A	5,492	79,791
North Industries Group Red Arrow Co. Ltd. Class A	23,400	49,216
RongFa Nuclear Equipment Co. Ltd. Class A (a)	65,800	36,291
Sany Heavy Equipment International Holdings Co. Ltd.	169,000	126,628
Sany Heavy Industry Co. Ltd. Class A	162,418	438,149
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	16,700	110,432
Shannon Semiconductor Technology Co. Ltd. Class A	17,500	80,916
Shenzhen Inovance Technology Co. Ltd. Class A	39,550	352,911
Siasun Robot & Automation Co. Ltd. Class A (a)	62,000	109,495
Sinotruk Hong Kong Ltd.	90,000	270,550
Weichai Power Co. Ltd. Class H	389,680	720,413
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	26,400	72,991
XCMG Construction Machinery Co. Ltd. Class A	296,600	329,289
Xi'an Bright Laser Technologies Co. Ltd. Class A	8,332	62,157
Yangzijiang Shipbuilding Holdings Ltd.	475,900	909,481
Yantai Eddie Precision Machinery Co. Ltd. Class A	10,200	25,009
Security Description	Shares	Value
Yutong Bus Co. Ltd. Class A	53,400	$201,052
Zhejiang Dingli Machinery Co. Ltd. Class A	14,800	125,317
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	54,900	186,931
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	43,200	86,972
Zhuzhou CRRC Times Electric Co. Ltd. Class H	105,900	418,555
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	408,400	300,221
		8,388,106
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	145,700	54,336
COSCO SHIPPING Holdings Co. Ltd. Class A	47,100	105,726
COSCO SHIPPING Holdings Co. Ltd. Class H	639,577	1,073,715
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	101,400	98,232
Hainan Strait Shipping Co. Ltd. Class A	93,000	76,806
LC Logistics, Inc. (a)	10,000	32,186
Orient Overseas International Ltd.	24,500	348,220
Shanghai Zhonggu Logistics Co. Ltd. Class A	66,000	84,874
SITC International Holdings Co. Ltd.	215,000	581,268
Xingtong Shipping Co. Ltd. Class A	26,900	63,804
		2,519,167
MEDIA — 0.4%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	80,300	80,774
China Literature Ltd. (a) (c)	78,800	328,693
China Publishing & Media Co. Ltd. Class A	46,900	47,847
China Science Publishing & Media Ltd. Class A	17,700	54,122
China South Publishing & Media Group Co. Ltd. Class A	31,456	62,565
Chinese Universe Publishing & Media Group Co. Ltd. Class A	30,100	67,179
COL Group Co. Ltd. Class A (a)	19,200	66,884
Focus Media Information Technology Co. Ltd. Class A	211,500	213,656
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	53,800	92,323
NanJi E-Commerce Co. Ltd. Class A	176,800	83,112
People.cn Co. Ltd. Class A	20,200	67,856
Shandong Publishing & Media Co. Ltd. Class A	63,113	116,691
Southern Publishing & Media Co. Ltd. Class A	32,000	67,122

See accompanying notes to financial statements.
149

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wasu Media Holding Co. Ltd. Class A	145,200	$154,979
Xinhua Winshare Publishing & Media Co. Ltd. Class H	104,000	135,230
Xinhuanet Co. Ltd. Class A	17,000	58,710
		1,697,743
METALS & MINING — 2.5%
Aluminum Corp. of China Ltd. Class H	936,000	744,703
Angang Steel Co. Ltd. Class H (a)	537,435	107,245
Anhui Honglu Steel Construction Group Co. Ltd. Class A	30,130	65,352
Baoshan Iron & Steel Co. Ltd. Class A	299,800	297,288
China Gold International Resources Corp. Ltd. (a)	26,100	122,646
China Hongqiao Group Ltd.	375,500	626,518
China Nonferrous Mining Corp. Ltd.	165,000	136,163
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	76,900	226,679
China Rare Earth Resources & Technology Co. Ltd. Class A	22,700	91,823
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	661,900	126,731
Citic Pacific Special Steel Group Co. Ltd. Class A	53,900	105,048
CMOC Group Ltd. Class A	401,600	499,228
CMOC Group Ltd. Class H	507,000	498,025
GEM Co. Ltd. Class A	107,300	109,314
Guangdong HEC Technology Holding Co. Ltd. Class A	128,100	144,964
Guangdong Hongda Holdings Group Co. Ltd. Class A	41,000	141,184
Guocheng Mining Co. Ltd. Class A	55,400	96,494
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	51,500	147,760
Hunan Valin Steel Co. Ltd. Class A	123,000	82,602
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	978,800	241,950
Inner Mongolia ERDOS Resources Co. Ltd. Class A	47,020	68,998
JCHX Mining Management Co. Ltd. Class A	17,000	121,598
Jiangxi Copper Co. Ltd. Class H	280,000	570,273
Jinduicheng Molybdenum Co. Ltd. Class A	66,000	112,222
Maanshan Iron & Steel Co. Ltd. Class A (a)	440,000	149,629
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	13,518
MMG Ltd. (a)	1,000,000	356,614
Security Description	Shares	Value
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	271,200	$114,313
Shandong Gold Mining Co. Ltd. Class A	124,320	520,291
Shandong Nanshan Aluminum Co. Ltd. Class A	205,600	128,672
Shanjin International Gold Co. Ltd. Class C	55,200	146,781
Shanxi Meijin Energy Co. Ltd. Class A (a)	141,400	104,858
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	120,100	67,612
Shenghe Resources Holding Co. Ltd. Class A	40,400	58,014
Shougang Fushan Resources Group Ltd.	711,422	270,189
Sinomine Resource Group Co. Ltd. Class A	8,120	42,395
Tiangong International Co. Ltd.	122,000	32,984
Tianshan Aluminum Group Co. Ltd. Class A	81,800	100,049
Western Superconducting Technologies Co. Ltd. Class A	11,360	75,347
Xiamen Tungsten Co. Ltd. Class A	78,600	234,947
Xinxing Ductile Iron Pipes Co. Ltd. Class A	197,800	107,963
Xizang Zhufeng Resources Co. Ltd. Class A (a)	19,360	30,705
YongXing Special Materials Technology Co. Ltd. Class A	4,970	29,549
Youngy Co. Ltd. Class A	5,711	30,911
Yunnan Aluminium Co. Ltd. Class A	58,300	123,203
Zhaojin Mining Industry Co. Ltd. Class H (b)	252,000	447,063
Zhejiang Hailiang Co. Ltd. Class A	116,700	157,909
Zhejiang Huayou Cobalt Co. Ltd. Class A	35,350	149,054
Zhongjin Gold Corp. Ltd. Class A	96,400	209,366
Zijin Mining Group Co. Ltd. Class A	239,000	619,471
Zijin Mining Group Co. Ltd. Class H	996,750	2,266,187
		12,072,402
OIL, GAS & CONSUMABLE FUELS — 2.9%
CGN Mining Co. Ltd. (b)	510,000	107,679
China Coal Energy Co. Ltd. Class H	430,013	536,997
China Merchants Energy Shipping Co. Ltd. Class A	150,500	172,893
China Petroleum & Chemical Corp. Class A	458,000	455,471
China Petroleum & Chemical Corp. Class H	4,196,640	2,614,965
China Shenhua Energy Co. Ltd. Class A	111,300	693,374

See accompanying notes to financial statements.
150

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Shenhua Energy Co. Ltd. Class H	543,200	$2,451,131
China Suntien Green Energy Corp. Ltd. Class H	389,000	182,794
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	353,800	431,347
Guanghui Energy Co. Ltd. Class A	156,170	160,440
Guizhou Panjiang Refined Coal Co. Ltd. Class A	120,231	100,842
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	52,500	148,604
Jizhong Energy Resources Co. Ltd. Class A	141,200	134,368
Oriental Energy Co. Ltd. Class A (a)	80,900	112,126
PetroChina Co. Ltd. Class A	604,436	779,009
PetroChina Co. Ltd. Class H	3,304,930	2,697,555
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	54,200	84,878
Shaanxi Coal Industry Co. Ltd. Class A	142,600	561,952
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	79,350	96,032
Shanxi Coking Coal Energy Group Co. Ltd. Class A	77,000	105,180
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	62,600	157,872
Sinopec Kantons Holdings Ltd.	442,000	260,050
United Energy Group Ltd. (b)	1,484,000	73,555
Yankuang Energy Group Co. Ltd. Class A	53,290	127,159
Yankuang Energy Group Co. Ltd. Class H (b)	451,304	637,955
		13,884,228
PERSONAL CARE PRODUCTS — 0.2%
By-health Co. Ltd. Class A	49,800	106,023
Giant Biogene Holding Co. Ltd. (c)	69,200	453,909
Hengan International Group Co. Ltd.	131,500	453,711
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,300	56,189
		1,069,832
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd.	486,000	174,566
Nine Dragons Paper Holdings Ltd. (a) (b)	396,000	210,554
Shandong Chenming Paper Holdings Ltd. Class A (a)	195,000	115,629
Zhongfu Straits Pingtan Development Co. Ltd. Class A (a)	463,495	125,168
		625,917
Security Description	Shares	Value
PHARMACEUTICALS — 2.0%
Asymchem Laboratories Tianjin Co. Ltd. Class A	13,900	$166,296
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	135,820
Belite Bio, Inc. ADR (a) (b)	1,640	76,883
Changchun High-Tech Industry Group Co. Ltd. Class A NVDR	5,700	89,499
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	38,700	118,555
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	224,300	258,447
China Resources Pharmaceutical Group Ltd. (c)	340,000	263,070
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	28,400	193,198
China Shineway Pharmaceutical Group Ltd.	134,000	160,093
Chongqing Taiji Industry Group Co. Ltd. Class A	14,700	58,937
Consun Pharmaceutical Group Ltd.	171,000	156,525
CSPC Pharmaceutical Group Ltd.	1,432,240	1,115,552
Dong-E-E-Jiao Co. Ltd. Class A	17,000	149,872
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	154,000	415,359
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	29,000	129,779
Humanwell Healthcare Group Co. Ltd. Class A	52,500	158,206
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	96,178	718,726
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	25,100	97,730
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	107,804	182,840
Livzon Pharmaceutical Group, Inc. Class A	35,700	207,355
Luye Pharma Group Ltd. (a) (c)	414,000	178,552
Ocumension Therapeutics (a) (b) (c)	81,500	66,102
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	28,400	68,376
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	50,800	200,844
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	57,500	115,333
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	5,728	87,704
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (a)	64,700	105,389
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	43,800	216,914

See accompanying notes to financial statements.
151

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	30,200	$77,758
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	41,500	189,751
Sihuan Pharmaceutical Holdings Group Ltd. (b)	481,000	40,251
Simcere Pharmaceutical Group Ltd. (b) (c)	167,000	147,059
Sino Biopharmaceutical Ltd.	1,753,250	841,921
SSY Group Ltd.	352,332	195,047
Structure Therapeutics, Inc. ADR (a) (b)	7,995	350,901
Tong Ren Tang Technologies Co. Ltd. Class H	163,000	121,293
United Laboratories International Holdings Ltd.	178,000	231,452
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (c)	78,000	95,799
Yifan Pharmaceutical Co. Ltd. Class A	76,700	138,635
Yunnan Baiyao Group Co. Ltd. Class A	28,669	249,878
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	10,000	369,343
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	53,700	150,312
Zhejiang NHU Co. Ltd. Class A	87,904	283,482
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	31,400	43,430
		9,418,268
PROFESSIONAL SERVICES — 0.0% (e)
FESCO Group Co. Ltd. Class A	29,500	80,424
SOS Ltd. ADR (a)	61,555	48,628
		129,052
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
A-Living Smart City Services Co. Ltd. (b) (c)	178,750	79,854
Beijing Capital Development Co. Ltd. Class A (a)	188,400	89,103
Beijing North Star Co. Ltd. Class A	438,500	115,912
C&D International Investment Group Ltd. (b)	94,793	205,512
China Green Electricity Investment of Tianjin Co. Ltd. Class A	32,100	45,316
China Jinmao Holdings Group Ltd. (b)	1,234,718	185,983
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	149,119	261,009
China Overseas Grand Oceans Group Ltd. (b)	270,557	73,495
China Overseas Land & Investment Ltd.	619,362	1,269,423
China Overseas Property Holdings Ltd. (b)	332,620	265,068
China Resources Land Ltd.	481,555	1,776,189
Security Description	Shares	Value
China Resources Mixc Lifestyle Services Ltd. (c)	122,800	$552,541
China Vanke Co. Ltd. Class A (a)	168,910	234,589
China Vanke Co. Ltd. Class H (a) (b)	358,564	343,908
Country Garden Holdings Co. Ltd. (a) (d)	22,000	1,030
Country Garden Services Holdings Co. Ltd.	395,000	331,052
ESR Group Ltd. (c)	366,800	585,558
Evergrande Property Services Group Ltd. (a) (c)	519,000	62,140
Gemdale Corp. Class A	130,300	101,840
Grandjoy Holdings Group Co. Ltd. Class A (a)	206,000	98,899
Greentown China Holdings Ltd.	193,500	228,189
Greentown Service Group Co. Ltd.	326,000	195,999
Hainan Airport Infrastructure Co. Ltd. Class A (a)	219,800	120,285
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	55,800	90,413
Hopson Development Holdings Ltd. (a)	185,177	115,147
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	8,506
KE Holdings, Inc. ADR (b)	111,482	2,219,607
Longfor Group Holdings Ltd. (b) (c)	313,753	607,511
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	448,000	47,294
Poly Developments & Holdings Group Co. Ltd. Class A	203,700	321,035
Poly Property Group Co. Ltd. (b)	668,784	153,258
Poly Property Services Co. Ltd. Class H	9,600	42,577
Red Star Macalline Group Corp. Ltd. Class A (a)	149,260	72,512
Redco Properties Group Ltd. (a) (b) (c) (d)	628,200	53,782
RiseSun Real Estate Development Co. Ltd. Class A (a)	167,500	42,601
Seazen Group Ltd. (a) (b)	709,809	232,110
Seazen Holdings Co. Ltd. Class A (a)	54,900	112,645
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	103,200	177,391
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	99,400	156,230
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	28,800	98,227
Shenzhen Investment Ltd. (b)	750,565	97,595
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	101,500	39,013
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	223,100	93,082

See accompanying notes to financial statements.
152

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Shoucheng Holdings Ltd. (b)	344,000	$61,116
Sino-Ocean Group Holding Ltd. (a) (b)	1,411,712	55,433
SOHO China Ltd. (a)	385,500	40,200
Sunac China Holdings Ltd. (a) (b)	818,000	275,914
Sunac Services Holdings Ltd. (b) (c)	219,000	64,001
Tianjin Trolia Information Technology Co. Ltd. Class A (a)	94,200	32,169
Xiangcai Co. Ltd. Class A	78,900	90,302
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	216,900	101,513
Yuexiu Property Co. Ltd.	286,900	234,913
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	29,471
		12,988,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
3peak, Inc. Class A (a)	2,010	28,996
ACM Research Shanghai, Inc. Class A	4,086	61,588
Advanced Micro-Fabrication Equipment, Inc. China Class A	10,612	248,672
Amlogic Shanghai Co. Ltd. Class A	9,230	92,779
Cambricon Technologies Corp. Ltd. Class A (a)	6,646	274,590
China Resources Microelectronics Ltd. Class A	14,105	95,026
Daqo New Energy Corp. ADR (a) (b)	9,692	197,426
Flat Glass Group Co. Ltd. Class A	31,440	90,834
Flat Glass Group Co. Ltd. Class H (b)	47,000	79,145
GalaxyCore, Inc. Class A	46,895	98,699
GCL Technology Holdings Ltd. (a) (b)	3,326,000	599,472
GigaDevice Semiconductor, Inc. Class A (a)	17,525	221,283
Hainan Drinda New Energy Technology Co. Ltd. Class A	5,800	39,696
Hangzhou Chang Chuan Technology Co. Ltd. Class A	18,000	97,502
Hangzhou First Applied Material Co. Ltd. Class A	41,349	104,338
Hangzhou Lion Microelectronics Co. Ltd. Class A	16,800	58,067
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	18,200	58,823
Hoyuan Green Energy Co. Ltd. Class A	4,924	11,932
Hua Hong Semiconductor Ltd. (c)	96,000	258,307
Hwatsing Technology Co. Ltd. Class A	4,296	99,361
Ingenic Semiconductor Co. Ltd. Class A	5,900	54,729
Security Description	Shares	Value
JA Solar Technology Co. Ltd. Class A	54,478	$105,474
JCET Group Co. Ltd. Class A	31,900	161,035
Jiangsu Pacific Quartz Co. Ltd. Class A	5,900	25,291
Jinko Solar Co. Ltd. Class A	96,879	121,953
JinkoSolar Holding Co. Ltd. ADR (b)	6,506	174,491
Kingsemi Co. Ltd. Class A	4,486	53,105
Konfoong Materials International Co. Ltd. Class A	4,900	41,854
LONGi Green Energy Technology Co. Ltd. Class A	118,920	298,377
Loongson Technology Corp. Ltd. Class A (a)	7,080	121,010
Montage Technology Co. Ltd. Class A	22,310	213,197
National Silicon Industry Group Co. Ltd. Class A	49,201	133,431
NAURA Technology Group Co. Ltd. Class A	5,300	277,153
Piotech, Inc. Class A	4,315	88,783
Productive Technologies Co. Ltd. (a)	560,000	15,500
Qingdao Gaoce Technology Co. Ltd. Class A	15,655	31,853
Risen Energy Co. Ltd. Class A	23,600	46,568
Rockchip Electronics Co. Ltd. Class A	8,300	77,063
Sanan Optoelectronics Co. Ltd. Class A	76,600	136,374
SG Micro Corp. Class A	10,325	140,152
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	31,100	45,770
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,750	54,313
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	66,000	120,147
Shenzhen Goodix Technology Co. Ltd. Class A	10,600	105,960
Shenzhen SC New Energy Technology Corp. Class A	5,500	53,392
StarPower Semiconductor Ltd. Class A	10,560	137,684
Suzhou Maxwell Technologies Co. Ltd. Class A	5,734	86,780
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	79,550	117,757
Tianshui Huatian Technology Co. Ltd. Class A	53,600	71,531
TongFu Microelectronics Co. Ltd. Class A	39,300	128,536
Tongwei Co. Ltd. Class A	76,100	248,243
Trina Solar Co. Ltd. Class A	35,118	112,500
Unigroup Guoxin Microelectronics Co. Ltd. Class A	16,899	150,599

See accompanying notes to financial statements.
153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Vanchip Tianjin Technology Co. Ltd. Class A	7,305	$37,910
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	10,915	56,114
Will Semiconductor Co. Ltd. Shanghai Class A	16,740	256,411
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,040	43,208
Wuxi Autowell Technology Co. Ltd. Class A	4,323	31,910
Xinjiang Daqo New Energy Co. Ltd. Class A	17,669	66,145
Xinyi Solar Holdings Ltd.	815,162	442,869
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	29,100	134,676
		7,636,384
SOFTWARE — 0.7%
360 Security Technology, Inc. Class A	108,700	136,833
Agora, Inc. ADR (a) (b)	11,725	28,257
AInnovation Technology Group Co. Ltd. (a) (c)	36,800	22,788
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	18,000	63,012
Beijing Kingsoft Office Software, Inc. Class A	6,954	264,701
Beijing Shiji Information Technology Co. Ltd. Class A	66,140	69,271
Bit Digital, Inc. (a)	19,514	68,494
China National Software & Service Co. Ltd. Class A (a)	18,500	110,784
Empyrean Technology Co. Ltd. Class A	6,500	86,383
Genimous Technology Co. Ltd. Class A (a)	86,800	97,111
Hundsun Technologies, Inc. Class A	34,891	114,016
Iflytek Co. Ltd. Class A	39,800	252,722
Jiangsu Hoperun Software Co. Ltd. Class A (a)	19,100	101,986
Kingdee International Software Group Co. Ltd. (a)	492,000	570,068
Linklogis, Inc. Class B (b) (c)	175,500	42,477
Ming Yuan Cloud Group Holdings Ltd.	163,000	66,102
NavInfo Co. Ltd. Class A (a)	89,400	119,819
Newland Digital Technology Co. Ltd. Class A	17,498	42,778
Qi An Xin Technology Group, Inc. Class A (a)	16,623	75,721
Sangfor Technologies, Inc. Class A	11,800	118,444
Shanghai Baosight Software Co. Ltd. Class A	66,685	314,338
Shenzhen Fortune Trend Technology Co. Ltd. Class A	3,970	89,376
Thunder Software Technology Co. Ltd. Class A	9,900	74,335
Security Description	Shares	Value
Topsec Technologies Group, Inc. Class A (a)	90,100	$73,510
Tuya, Inc. ADR	31,420	51,843
Venustech Group, Inc. Class A	31,500	77,370
Weimob, Inc. (a) (b) (c)	326,000	78,484
Yonyou Network Technology Co. Ltd. Class A (a)	66,640	109,501
		3,320,524
SPECIALTY RETAIL — 0.5%
ATRenew, Inc. ADR (a) (b)	30,845	85,749
Beijing Caishikou Department Store Co. Ltd. Class A	62,700	106,521
China Meidong Auto Holdings Ltd.	128,000	47,624
China Tourism Group Duty Free Corp. Ltd. Class A	31,900	351,879
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	16,900	163,833
China Yongda Automobiles Services Holdings Ltd.	199,000	47,396
EEKA Fashion Holdings Ltd.	30,500	37,774
HLA Group Corp. Ltd. Class A	110,400	119,571
Pop Mart International Group Ltd. (c)	114,400	784,268
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	170,283	155,231
Topsports International Holdings Ltd. (c)	381,000	169,224
Zhongsheng Group Holdings Ltd.	140,000	259,903
		2,328,973
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Anker Innovations Technology Co. Ltd. Class A	6,460	77,406
Canaan, Inc. ADR (a) (b)	33,552	33,887
China Greatwall Technology Group Co. Ltd. Class A (a)	76,500	113,460
IEIT Systems Co. Ltd. Class A	27,640	163,897
Legend Holdings Corp. Class H (a) (c)	67,500	62,308
Lenovo Group Ltd.	1,064,000	1,451,999
Ninestar Corp. Class A (a)	20,800	90,141
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	6,000	76,189
Shenzhen Transsion Holdings Co. Ltd. Class A	18,780	289,617
Tsinghua Tongfang Co. Ltd. Class A (a)	90,900	81,696
Xiaomi Corp. Class B (a) (c)	2,351,200	6,810,685
		9,251,285
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
361 Degrees International Ltd.	171,000	93,563
ANTA Sports Products Ltd.	191,800	2,332,219
Biem.L.Fdlkk Garment Co. Ltd. Class A	19,800	68,663
Bosideng International Holdings Ltd.	610,000	350,254

See accompanying notes to financial statements.
154

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
China Dongxiang Group Co. Ltd.	1,367,000	$61,596
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	108,000	40,322
Lao Feng Xiang Co. Ltd. Class A	21,700	194,904
Li Ning Co. Ltd.	399,707	1,013,740
Shenzhou International Group Holdings Ltd.	130,100	1,181,662
Xtep International Holdings Ltd.	244,624	190,219
Zhejiang Semir Garment Co. Ltd. Class A	125,500	113,151
		5,640,293
TOBACCO — 0.2%
RLX Technology, Inc. ADR	138,522	250,725
Smoore International Holdings Ltd. (b) (c)	348,000	577,946
		828,671
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	6,700	23,541
Bohai Leasing Co. Ltd. Class A (a)	397,200	171,964
COSCO SHIPPING Development Co. Ltd. Class H	801,500	107,314
Huitongda Network Co. Ltd. Class H (a) (b) (c)	17,300	48,776
Jiangsu Guotai International Group Co. Ltd. Class A	129,920	144,239
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	82,100	129,274
Shanxi Coal International Energy Group Co. Ltd. Class A	41,400	82,579
Xiamen C & D, Inc. Class A	97,500	142,238
ZKH Group Ltd. ADR (a)	12,192	44,989
		894,914
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co. Ltd. Class H	126,000	153,130
Beijing Capital International Airport Co. Ltd. Class H (a)	397,939	148,571
China Merchants Port Holdings Co. Ltd.	255,185	406,719
COSCO SHIPPING International Hong Kong Co. Ltd.	246,000	128,582
COSCO SHIPPING Ports Ltd.	173,981	106,169
Guangzhou Baiyun International Airport Co. Ltd. Class A	66,400	99,240
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	56,000	63,660
Jiangsu Expressway Co. Ltd. Class H	312,795	316,923
Qingdao Port International Co. Ltd. Class H (b) (c)	225,000	172,642
Shanghai International Airport Co. Ltd. Class A	39,600	217,389
Shanghai International Port Group Co. Ltd. Class A	274,200	254,663
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H (b)	162,000	$145,159
Shenzhen International Holdings Ltd.	302,152	268,796
Sichuan Expressway Co. Ltd. Class H (b)	398,000	167,040
Yuexiu Transport Infrastructure Ltd.	126,000	61,479
Zhejiang Expressway Co. Ltd. Class H	321,400	225,094
		2,935,256
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd.	790,000	246,128
Chengdu Xingrong Environment Co. Ltd. Class A	65,600	68,050
China Water Affairs Group Ltd.	120,000	80,798
Chongqing Water Group Co. Ltd. Class A	104,700	74,351
Guangdong Investment Ltd.	524,000	352,819
Luenmei Quantum Co. Ltd. Class A	56,600	47,877
		870,023
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	412,600	315,405
FingerMotion, Inc. (a)	6,270	13,669
		329,074
TOTAL COMMON STOCKS (Cost $673,540,945)		475,193,233
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	1,460,291	1,460,291
State Street Navigator Securities Lending Portfolio II (h) (i)	8,351,303	8,351,303
TOTAL SHORT-TERM INVESTMENTS (Cost $9,811,594)		9,811,594
TOTAL INVESTMENTS — 101.3% (Cost $683,352,539)		485,004,827
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,079,830)
NET ASSETS — 100.0%		$478,924,997
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
155

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $158,273, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	20	10/18/2024	$894,400	$1,103,000	$208,600
MSCI China Net Total Return USD Index (long)	100	12/20/2024	2,214,980	2,802,373	587,393
					$795,993

During the year ended September 30, 2024, the average notional value related to futures contracts was $4,239,289.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$474,171,562	$863,398	$158,273	$475,193,233
Short-Term Investments	9,811,594	—	—	9,811,594
TOTAL INVESTMENTS	$483,983,156	$863,398	$158,273	$485,004,827
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$795,993	$—	$—	$795,993
TOTAL OTHER FINANCIAL INSTRUMENTS:	$795,993	$—	$—	$795,993

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,233,255	$1,233,502	$79,035,676	$80,272,804	$3,626	$—	—	$—	$143,616
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,866,028	2,405,737	—	—	1,460,291	1,460,291	3,228
State Street Navigator Securities Lending Portfolio II	11,283,541	11,283,541	96,483,243	99,415,481	—	—	8,351,303	8,351,303	149,416
Total		$12,517,043	$179,384,947	$182,094,022	$3,626	$—		$9,811,594	$296,260
See accompanying notes to financial statements.
156

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 11.7%
BHP Group Ltd.	5,720,513	$182,397,183
Fortescue Ltd.	2,227,175	31,952,733
Glencore PLC (a)	14,661,469	84,112,124
Rio Tinto Ltd. (b)	490,455	43,936,903
South32 Ltd.	5,972,603	15,620,975
Woodside Energy Group Ltd.	1,302,507	22,771,086
		380,791,004
AUSTRIA — 1.5%
Mondi PLC	2,543,772	48,485,751
BRAZIL — 5.6%
Petroleo Brasileiro SA ADR	1,276,582	18,395,547
Suzano SA ADR (b)	4,209,326	42,093,260
Vale SA ADR	4,787,931	55,923,034
Wheaton Precious Metals Corp. (b)	598,929	36,619,812
Yara International ASA	939,147	29,790,130
		182,821,783
CANADA — 13.7%
Agnico Eagle Mines Ltd.	661,869	53,377,718
Barrick Gold Corp. (c)	1,834,636	36,531,114
Barrick Gold Corp. (c)	480,408	9,555,315
Canadian Natural Resources Ltd.	1,474,717	49,024,420
Cenovus Energy, Inc.	904,844	15,150,502
Franco-Nevada Corp.	254,113	31,596,952
Imperial Oil Ltd. (b)	109,951	7,744,060
Ivanhoe Mines Ltd. Class A (a) (b)	787,513	11,728,607
Nutrien Ltd. (b) (c)	1,873,909	90,147,930
Nutrien Ltd. (b) (c)	973,952	46,808,133
Suncor Energy, Inc.	886,341	32,751,873
Teck Resources Ltd. Class B	606,805	31,729,305
West Fraser Timber Co. Ltd. (b)	330,051	32,192,768
		448,338,697
CHILE — 0.4%
Antofagasta PLC	455,241	12,292,126
CHINA — 2.1%
China Hongqiao Group Ltd.	2,854,500	4,762,706
Wilmar International Ltd.	17,345,119	45,324,609
Zijin Mining Group Co. Ltd. Class H	7,558,000	17,183,686
		67,271,001
COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	168,680	1,506,312
FINLAND — 4.7%
Neste OYJ (b)	294,468	5,728,214
Stora Enso OYJ Class R (b)	3,530,402	45,311,220
UPM-Kymmene OYJ	3,073,744	103,153,715
		154,193,149
Security Description	Shares	Value
FRANCE — 3.1%
TotalEnergies SE	1,525,644	$99,607,679
INDIA — 2.5%
Reliance Industries Ltd. GDR (d)	1,185,932	82,540,867
ISRAEL — 0.5%
ICL Group Ltd.	4,159,087	17,755,814
ITALY — 0.8%
Eni SpA	1,599,652	24,426,366
JAPAN — 1.2%
Nippon Steel Corp. (b)	1,252,700	28,007,093
Sumitomo Metal Mining Co. Ltd.	359,400	10,781,498
		38,788,591
LUXEMBOURG — 0.5%
ArcelorMittal SA	607,087	15,949,282
MEXICO — 0.4%
Southern Copper Corp. (b)	114,581	13,253,584
NORWAY — 0.9%
Equinor ASA	679,984	17,218,054
Norsk Hydro ASA	1,777,858	11,555,701
		28,773,755
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (e)	17,193	—
LUKOIL PJSC (e)	173,497	—
Polyus PJSC GDR (a) (e)	77,132	—
Rosneft Oil Co. PJSC (e)	1,071,162	—
Severstal PAO GDR (a) (e)	225,918	—
		—
SOUTH AFRICA — 2.3%
Anglo American PLC	1,763,794	57,466,830
Gold Fields Ltd. ADR (b)	1,177,528	18,075,055
		75,541,885
SOUTH KOREA — 0.8%
POSCO Holdings, Inc. ADR (b)	391,510	27,401,785
SPAIN — 0.3%
Repsol SA	837,497	11,071,388
SWEDEN — 1.9%
Boliden AB	360,841	12,263,454
Svenska Cellulosa AB SCA Class B	3,455,500	50,435,178
		62,698,632
SWITZERLAND — 1.4%
SIG Group AG (b)	2,008,172	44,898,493
UNITED KINGDOM — 1.5%
DS Smith PLC	7,949,393	49,241,329
UNITED STATES — 40.8%
Amcor PLC	2,305,654	26,123,060
Archer-Daniels-Midland Co.	790,786	47,241,556

See accompanying notes to financial statements.
157

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Avery Dennison Corp.	128,547	$28,378,036
Baker Hughes Co.	298,875	10,804,331
BP PLC	11,455,258	60,186,670
Bunge Global SA	225,933	21,834,165
CF Industries Holdings, Inc.	291,627	25,021,597
Chevron Corp.	513,408	75,609,596
ConocoPhillips	350,743	36,926,223
Corteva, Inc.	1,115,737	65,594,178
Coterra Energy, Inc.	221,519	5,305,380
Darling Ingredients, Inc. (a)	255,746	9,503,521
Devon Energy Corp.	188,102	7,358,550
Diamondback Energy, Inc.	53,105	9,155,302
EOG Resources, Inc.	171,559	21,089,748
Exxon Mobil Corp.	1,342,253	157,338,897
FMC Corp.	199,674	13,166,504
Freeport-McMoRan, Inc.	1,893,189	94,507,995
Graphic Packaging Holding Co.	491,302	14,537,626
Halliburton Co.	263,495	7,654,530
Hess Corp.	82,793	11,243,289
Ingredion, Inc.	104,995	14,429,463
International Paper Co. (b)	554,016	27,063,682
Louisiana-Pacific Corp.	101,720	10,930,831
Marathon Petroleum Corp.	105,227	17,142,531
Mosaic Co.	513,940	13,763,313
Newmont Corp. (c)	1,466,674	78,393,725
Newmont Corp. (c)	54,780	2,932,116
Nucor Corp.	316,246	47,544,424
Occidental Petroleum Corp.	201,613	10,391,134
Packaging Corp. of America	142,935	30,788,199
Phillips 66 Co.	126,765	16,663,259
Reliance, Inc.	75,607	21,866,300
Schlumberger NV	427,474	17,932,534
Scotts Miracle-Gro Co.	66,881	5,798,583
Sealed Air Corp.	233,233	8,466,358
Shell PLC	4,393,703	142,917,136
Smurfit WestRock PLC	829,055	40,971,898
Steel Dynamics, Inc.	194,242	24,490,031
Valero Energy Corp.	97,863	13,214,441
Weyerhaeuser Co. REIT	1,168,243	39,556,708
		1,333,837,420
ZAMBIA — 0.4%
First Quantum Minerals Ltd. (a) (b)	934,804	12,759,751
TOTAL COMMON STOCKS (Cost $3,308,898,707)		3,234,246,444

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	8,082,691	$8,082,691
State Street Navigator Securities Lending Portfolio II (h) (i)	123,444,112	123,444,112
TOTAL SHORT-TERM INVESTMENTS (Cost $131,526,803)		131,526,803
TOTAL INVESTMENTS — 103.1% (Cost $3,440,425,510)		3,365,773,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(100,161,815)
NET ASSETS — 100.0%		$3,265,611,432
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	21	12/19/2024	$4,421,062	$4,490,529	$69,467
See accompanying notes to financial statements.
158

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index (long)	38	12/20/2024	4,249,220	4,224,754	(24,466)
E-mini S&P 500 Material Select Sector Index (long)	41	12/20/2024	4,061,665	4,233,120	171,455
E-mini S&P 500 Energy Select Sector Index (long)	68	12/20/2024	6,115,240	6,311,760	196,520
SFE S&P ASX Share Price Index 200 (long)	44	12/19/2024	6,257,627	6,338,518	80,891
					$493,867

During the year ended September 30, 2024, the average notional value related to futures contracts was $28,234,531.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,234,246,444	$—	$0(a)	$3,234,246,444
Short-Term Investments	131,526,803	—	—	131,526,803
TOTAL INVESTMENTS	$3,365,773,247	$—	$0	$3,365,773,247
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$518,333	$—	$—	$518,333
Futures Contracts - Unrealized Depreciation	(24,466)	—	—	(24,466)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$493,867	$—	$—	$493,867
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
Industry Breakdown as of September 30, 2024

% of Net Assets
Metals & Mining	34.8%
Oil, Gas & Consumable Fuels	29.8
Paper & Forest Products	10.2
Chemicals	9.4
Containers & Packaging	8.3
Food Products	4.3
Specialized REITs	1.2
Energy Equipment & Services	1.1
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
159

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	19,235,146	$19,238,993	$246,661,009	$265,903,438	$2,915	$521	—	$—	$887,849
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	13,421,611	5,338,920	—	—	8,082,691	8,082,691	25,885
State Street Navigator Securities Lending Portfolio II	71,141,830	71,141,830	1,678,885,617	1,626,583,335	—	—	123,444,112	123,444,112	613,699
Total		$90,380,823	$1,938,968,237	$1,897,825,693	$2,915	$521		$131,526,803	$1,527,433
See accompanying notes to financial statements.
160

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 8.8%
29Metals Ltd. (a) (b)	263,857	$94,271
Abacus Group REIT (b)	380,423	325,939
Abacus Storage King REIT	227,898	209,488
Accent Group Ltd. (b)	261,199	431,272
Adairs Ltd. (b)	81,351	116,825
AET&D Holdings No 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	215,263	67,202
Amotiv Ltd. (b)	62,230	451,148
Appen Ltd. (a) (b)	286,839	390,029
Arafura Rare Earths Ltd. (a) (b)	723,337	87,818
Arena REIT (b)	219,404	633,200
Audinate Group Ltd. (a) (b)	44,094	299,172
Aurelia Metals Ltd. (a)	522,649	63,453
Aussie Broadband Ltd. (b)	160,031	427,433
Austal Ltd. (a) (b)	137,603	277,795
Australian Clinical Labs Ltd.	235,754	600,245
Australian Ethical Investment Ltd.	50,621	153,467
Australian Finance Group Ltd. (b)	146,021	161,577
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	73,609
Baby Bunting Group Ltd. (b)	85,995	107,685
Bapcor Ltd. (b)	147,144	542,051
Bega Cheese Ltd.	154,383	563,363
Bellevue Gold Ltd. (a) (b)	883,894	809,426
Boss Energy Ltd. (a)	255,271	582,640
Botanix Pharmaceuticals Ltd. (a) (b)	574,041	161,288
BrainChip Holdings Ltd. (a) (b)	732,722	119,457
Bravura Solutions Ltd. (a)	147,107	140,326
BWP Trust REIT (b)	327,040	850,815
Calix Ltd. (a) (b)	64,414	51,614
Capricorn Metals Ltd. (a)	170,434	679,872
Centuria Capital Group REIT (b)	435,709	631,751
Centuria Industrial REIT (b)	285,930	634,765
Centuria Office REIT (b)	235,791	207,747
Cettire Ltd. (a) (b)	270,971	350,594
Chalice Mining Ltd. (a) (b)	135,017	144,249
Champion Iron Ltd. (b)	244,989	1,249,215
Charter Hall Long Wale REIT (b)	70,225	194,874
Charter Hall Retail REIT	358,681	898,294
Charter Hall Social Infrastructure REIT (b)	206,253	407,801
Clarity Pharmaceuticals Ltd. (a)	90,667	527,104
Clinuvel Pharmaceuticals Ltd. (b)	20,079	195,296
Codan Ltd.	18,241	203,994
Collins Foods Ltd. (b)	49,861	302,326
Cooper Energy Ltd. (a) (b)	886,193	113,737
Core Lithium Ltd. (a) (b)	750,777	67,711
Coronado Global Resources, Inc. CDI (d)	236,906	198,046
Security Description	Shares	Value
Corporate Travel Management Ltd.	45,947	$411,197
Credit Corp. Group Ltd. (b)	25,689	276,772
Cromwell Property Group REIT (b)	723,022	225,719
Data#3 Ltd.	66,740	350,961
De Grey Mining Ltd. (a)	1,041,876	1,004,694
Deep Yellow Ltd. (a)	509,727	486,232
Deterra Royalties Ltd.	277,927	778,960
Dexus Industria REIT (b)	136,123	273,863
Dicker Data Ltd. (b)	33,858	220,797
DroneShield Ltd. (a)	437,485	414,285
Eagers Automotive Ltd.	52,724	399,424
Elders Ltd. (b)	146,875	861,009
Electro Optic Systems Holdings Ltd. (a)	44,252	43,440
Emerald Resources NL (a)	73,420	196,610
EML Payments Ltd. (a) (b)	219,701	99,071
EVT Ltd. (b)	31,512	235,666
Firefinch Ltd. (a) (b) (c)	440,867	18,351
FleetPartners Group Ltd. (a) (b)	142,922	306,380
G8 Education Ltd.	324,641	318,686
Genesis Minerals Ltd. (a)	642,633	918,403
Gold Road Resources Ltd.	462,039	548,123
GrainCorp Ltd. Class A	102,369	653,370
GWA Group Ltd.	135,272	226,166
Hansen Technologies Ltd.	95,116	314,097
Healius Ltd. (a) (b)	423,248	506,509
Helia Group Ltd.	86,692	244,179
HMC Capital Ltd. REIT	180,792	1,028,481
HomeCo Daily Needs REIT	951,853	822,134
Hotel Property Investments Ltd. REIT (b)	112,729	290,143
Iluka Resources Ltd.	82,757	400,166
Imdex Ltd. (b)	354,426	580,284
Imugene Ltd. (a) (b)	2,034,059	69,145
Infomedia Ltd.	206,618	227,913
Ingenia Communities Group REIT (b)	273,504	954,410
Inghams Group Ltd. (b)	236,102	483,198
Insignia Financial Ltd. (b)	518,769	946,527
Integral Diagnostics Ltd. (b)	63,358	130,545
ioneer Ltd. (a) (b)	904,294	144,291
IPH Ltd.	108,661	458,332
IRESS Ltd. (a)	164,148	1,129,667
Iris Energy Ltd. (a) (b)	75,259	635,186
Johns Lyng Group Ltd. (b)	82,125	212,514
Judo Capital Holdings Ltd. (a)	481,289	550,926
Jumbo Interactive Ltd.	29,477	280,570
Kelsian Group Ltd. (b)	156,332	447,921
Kogan.com Ltd.	62,323	222,236
Latin Resources Ltd. (a)	1,505,240	234,959
Leo Lithium Ltd. (a) (b)	339,610	118,980
Lifestyle Communities Ltd. (b)	50,577	295,790
Liontown Resources Ltd. (a) (b)	735,808	410,926
MA Financial Group Ltd. (b)	32,074	117,710

See accompanying notes to financial statements.
161

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Macquarie Technology Group Ltd. (a)	2,773	$160,000
Magellan Financial Group Ltd.	63,335	440,265
Mayne Pharma Group Ltd. (a)	45,900	146,160
McMillan Shakespeare Ltd.	40,879	434,756
Megaport Ltd. (a) (b)	65,018	330,178
Mesoblast Ltd. (a) (b)	425,922	345,716
Monadelphous Group Ltd.	45,888	410,987
Monash IVF Group Ltd.	312,673	265,723
Mount Gibson Iron Ltd. (a) (b)	335,020	77,861
Myer Holdings Ltd. (b)	429,161	247,116
Nanosonics Ltd. (a) (b)	142,298	364,274
Neuren Pharmaceuticals Ltd. (a)	69,761	732,726
Nick Scali Ltd. (b)	40,912	471,153
Nine Entertainment Co. Holdings Ltd.	221,868	193,171
Novonix Ltd. (a) (b)	122,191	59,339
NRW Holdings Ltd.	193,117	479,630
Nufarm Ltd.	164,522	453,125
Nuix Ltd. (a)	140,467	639,266
OceanaGold Corp.	315,911	895,621
OFX Group Ltd. (a) (b)	221,526	331,957
Omni Bridgeway Ltd. (a) (b)	116,620	89,805
oOh!media Ltd.	283,262	258,415
Ora Banda Mining Ltd. (a)	364,026	157,839
Paladin Energy Ltd. (a)	115,662	926,778
Peninsula Energy Ltd. (a)	858,859	56,008
Perenti Ltd.	428,636	324,129
Perpetual Ltd.	45,745	590,917
PEXA Group Ltd. (a)	89,150	915,348
Platinum Asset Management Ltd. (b)	185,167	150,298
PointsBet Holdings Ltd. (b)	84,463	41,017
PolyNovo Ltd. (a)	344,890	624,488
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
PWR Holdings Ltd.	24,229	152,120
Ramelius Resources Ltd. (b)	580,254	885,613
Region RE Ltd. REIT	126,505	200,977
Regis Healthcare Ltd.	49,030	210,550
Regis Resources Ltd. (a)	397,172	562,098
Renascor Resources Ltd. (a) (b)	1,561,572	87,751
Resolute Mining Ltd. (a)	897,110	460,554
RPMGlobal Holdings Ltd. (a) (b)	139,270	289,856
Rural Funds Group REIT (b)	294,597	405,688
Sayona Mining Ltd. (a) (b)	7,157,736	173,799
Select Harvests Ltd. (a)	47,324	120,818
Service Stream Ltd.	212,730	224,324
Sigma Healthcare Ltd. (b)	440,325	439,885
Silex Systems Ltd. (a)	63,511	189,461
Silver Mines Ltd. (a) (b)	907,375	57,284
SiteMinder Ltd. (a) (b)	85,319	374,081
SmartGroup Corp. Ltd.	96,221	559,393
SolGold PLC (a) (b)	666,845	89,984
Solvar Ltd. (b)	95,706	86,979
Security Description	Shares	Value
Southern Cross Payment Ltd. (a) (b) (c)	218,742	$—
Spartan Resources Ltd. (a)	380,166	379,786
St Barbara Ltd. (a) (b)	347,628	86,820
Stanmore Resources Ltd.	98,558	218,799
Strike Energy Ltd. (a) (b)	1,688,338	257,683
Superloop Ltd. (a)	222,865	266,707
Syrah Resources Ltd. (a) (b)	283,740	49,211
Tabcorp Holdings Ltd.	1,013,338	355,017
Talga Group Ltd. (a) (b)	165,162	45,260
Temple & Webster Group Ltd. (a) (b)	32,385	298,138
Tuas Ltd. (a)	53,687	201,497
Tyro Payments Ltd. (a) (b)	175,896	114,706
Vault Minerals Ltd. (a)	2,761,732	622,684
Vulcan Energy Resources Ltd. (a) (b)	61,444	192,673
WA1 Resources Ltd. (a)	15,339	160,473
Waypoint REIT Ltd.	418,956	767,318
Weebit Nano Ltd. (a) (b)	83,917	110,904
West African Resources Ltd. (a)	519,903	625,785
Westgold Resources Ltd. (b)	196,890	364,702
Westgold Resources Ltd. (a) (b)	284,221	507,030
Zip Co. Ltd. (a)	453,818	865,800
		61,002,176
AUSTRIA — 0.4%
ams-OSRAM AG (a)	55,779	780,929
AT&S Austria Technologie & Systemtechnik AG (a)	12,203	275,107
DO & Co. AG (a)	3,651	552,529
Kontron AG	31,265	560,387
Palfinger AG	5,268	133,461
Porr AG	7,856	119,065
Schoeller-Bleckmann Oilfield Equipment AG	4,880	157,127
		2,578,605
BELGIUM — 0.6%
AGFA-Gevaert NV (a) (b)	90,937	108,595
Care Property Invest NV REIT (b)	5,642	90,421
Fagron	23,087	479,252
Galapagos NV (a)	7,216	208,422
Gimv NV	2,286	107,027
Kinepolis Group NV (b)	8,671	387,091
Materialise NV ADR (a)	18,281	100,180
Montea NV REIT (b)	7,430	619,431
Ontex Group NV (a) (b)	39,602	395,129
Recticel SA (b)	29,564	436,193
Retail Estates NV REIT	5,948	434,806
X-Fab Silicon Foundries SE (a) (b) (d)	44,441	251,464
Xior Student Housing NV REIT	20,627	779,253
		4,397,264
BERMUDA — 0.1%
Conduit Holdings Ltd.	50,935	355,273

See accompanying notes to financial statements.
162

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
BOSNIA AND HERZEGOVINA — 0.1%
Adriatic Metals PLC CDI (a)	127,786	$311,167
BRAZIL — 0.2%
ERO Copper Corp. (a) (b)	49,064	1,093,539
Karoon Energy Ltd. (b)	552,794	600,179
		1,693,718
CANADA — 8.1%
AbCellera Biologics, Inc. (a) (b)	142,179	369,665
ADENTRA, Inc.	9,149	287,213
Advantage Energy Ltd. (a) (b)	142,905	999,632
Aecon Group, Inc. (b)	28,486	441,117
Ag Growth International, Inc. (b)	10,056	402,925
Aimia, Inc. (a) (b)	72,443	141,030
Alaris Equity Partners Income	23,073	300,934
Allied Properties Real Estate Investment Trust	31,343	469,118
Altius Minerals Corp. (b)	36,647	706,383
Altus Group Ltd. (b)	22,247	903,910
Andlauer Healthcare Group, Inc. (b)	5,612	162,010
Artis Real Estate Investment Trust	120,313	712,465
Atrium Mortgage Investment Corp. (b)	34,971	295,880
Aurinia Pharmaceuticals, Inc. (a)	123,839	907,740
Aurora Cannabis, Inc. (a)	45,349	267,203
AutoCanada, Inc. (a) (b)	16,611	197,839
Aya Gold & Silver, Inc. (a)	59,892	780,265
Badger Infrastructure Solution (b)	15,168	412,841
Birchcliff Energy Ltd. (b)	154,185	650,545
Bird Construction, Inc. (b)	8,955	160,082
Bitfarms Ltd. (a) (b)	140,449	296,295
BlackBerry Ltd. (a) (b)	63,879	168,333
Calian Group Ltd. (b)	4,106	139,567
Calibre Mining Corp. (a)	396,280	765,603
Canaccord Genuity Group, Inc. (b)	55,498	369,316
Canada Goose Holdings, Inc. (a) (b)	14,129	177,168
Canadian Solar, Inc. (a) (b)	36,815	617,019
Canfor Corp. (a)	12,537	158,041
Canopy Growth Corp. (a) (b)	32,253	155,422
Cardinal Energy Ltd. (b)	103,683	491,189
Cargojet, Inc. (b)	7,105	726,567
Cascades, Inc. (b)	25,585	197,529
Centerra Gold, Inc.	107,403	771,963
CES Energy Solutions Corp. (b)	32,338	179,050
Chemtrade Logistics Income Fund	19,900	162,329
CI Financial Corp. (b)	15,224	207,464
Cineplex, Inc. (a) (b)	45,522	364,257
Cogeco, Inc. (b)	6,899	305,487
Colossus Minerals, Inc. (a) (b) (c)	390	—
Security Description	Shares	Value
Converge Technology Solutions Corp. (b)	79,457	$271,728
Crew Energy, Inc. (a)	30,049	159,704
Crombie Real Estate Investment Trust	12,836	150,503
Cronos Group, Inc. (a) (b)	88,694	196,303
Denison Mines Corp. (a) (b)	418,094	761,324
dentalcorp Holdings Ltd. (a) (b)	46,729	295,050
Diversified Royalty Corp. (b)	62,409	138,127
Docebo, Inc. (a)	3,383	149,448
Doman Building Materials Group Ltd. (b)	58,315	331,083
Dream Office Real Estate Investment Trust	18,173	305,361
DREAM Unlimited Corp. Class A (b)	22,089	551,510
Dundee Precious Metals, Inc. (b)	96,400	977,593
Dye & Durham Ltd. (b)	21,854	257,049
Encore Energy Corp. (a)	59,103	238,776
Endeavour Silver Corp. (a) (b)	125,320	495,362
Enghouse Systems Ltd.	12,394	308,715
Exchange Income Corp. (b)	21,131	804,290
Extendicare, Inc. (b)	46,002	322,809
Fiera Capital Corp.	56,992	348,461
First Majestic Silver Corp.	67,449	405,408
Fission Uranium Corp. (a)	441,372	336,514
Fortuna Mining Corp. (a)	139,658	650,245
Freehold Royalties Ltd. (b)	23,482	244,215
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	110,942	116,612
GoGold Resources, Inc. (a)	179,099	169,693
Gold Royalty Corp. (a) (b)	45,944	62,484
H&R Real Estate Investment Trust	25,174	213,176
Hammond Power Solutions, Inc. (b)	3,184	333,119
Headwater Exploration, Inc. (b)	142,087	665,762
Heroux-Devtek, Inc. (a) (b)	11,343	269,522
Hive Digital Technologies Ltd. (a)	49,949	156,340
i-80 Gold Corp. (a) (b)	31,557	36,674
Innergex Renewable Energy, Inc. (b)	24,079	186,615
Interfor Corp. (a) (b)	26,978	405,384
International Petroleum Corp. (a)	11,854	140,565
InterRent Real Estate Investment Trust	78,578	738,695
Jamieson Wellness, Inc. (b) (d)	25,890	672,858
K92 Mining, Inc. (a)	103,273	601,620
Kelt Exploration Ltd. (a)	32,238	149,384
Killam Apartment Real Estate Investment Trust	67,060	1,041,926
Knight Therapeutics, Inc. (a)	71,667	314,583

See accompanying notes to financial statements.
163

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Labrador Iron Ore Royalty Corp. (b)	37,507	$892,872
Laurentian Bank of Canada (b)	36,659	739,720
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp. (a) (b)	49,451	696,586
Major Drilling Group International, Inc. (a)	32,394	200,702
Martinrea International, Inc.	68,367	579,446
Mattr Corp. (a) (b)	42,547	446,587
Milestone Pharmaceuticals, Inc. (a)	19,311	29,353
Minto Apartment Real Estate Investment Trust (d)	18,981	237,306
Morguard North American Residential Real Estate Investment Trust	20,353	290,316
MTY Food Group, Inc. (b)	9,740	333,667
Mullen Group Ltd. (b)	59,029	621,772
Neptune Wellness Solutions, Inc. (a)	224	5
NFI Group, Inc. (a)	33,958	454,466
North American Construction Group Ltd.	18,519	346,679
North West Co., Inc. (b)	27,000	1,025,878
NorthWest Healthcare Properties Real Estate Investment Trust	43,183	181,561
Novagold Resources, Inc. (a)	58,208	238,653
NuVista Energy Ltd. (a) (b)	93,681	771,111
Optiva, Inc. (a)	2	6
Orla Mining Ltd. (a) (b)	96,302	387,788
Osisko Mining, Inc. (a)	154,088	555,467
Parex Resources, Inc. (b)	48,440	430,275
Pason Systems, Inc.	15,622	154,144
Polaris Renewable Energy, Inc. (b)	27,629	252,372
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	12,324	759,810
Primaris Real Estate Investment Trust	12,736	154,139
Propel Holdings, Inc.	7,164	150,762
Real Brokerage, Inc. (a)	43,482	241,325
Repare Therapeutics, Inc. (a) (b)	20,209	69,519
Richelieu Hardware Ltd. (b)	17,346	514,878
Rogers Sugar, Inc.	62,693	264,054
Russel Metals, Inc. (b)	31,829	966,921
Sandstorm Gold Ltd.	128,254	770,882
Savaria Corp. (b)	23,304	375,189
Seabridge Gold, Inc. (a)	23,255	391,442
Sienna Senior Living, Inc. (b)	37,591	467,470
Silvercorp Metals, Inc.	99,542	433,993
SilverCrest Metals, Inc. (a) (b)	72,129	670,061
Skeena Resources Ltd. (a)	37,021	314,868
Slate Grocery REIT Class U,	10,839	112,807
Sleep Country Canada Holdings, Inc. (b) (d)	16,653	431,318
Security Description	Shares	Value
SNDL, Inc. (a) (b)	133,288	$274,573
Solaris Resources, Inc. (a) (b)	52,080	134,927
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc. (b)	12,694	550,720
SSR Mining, Inc.	26,069	148,199
Superior Plus Corp. (b)	98,448	542,176
Surge Energy, Inc. (b)	32,835	146,560
Tamarack Valley Energy Ltd. (b)	246,800	714,303
Taseko Mines Ltd. (a)	94,754	240,576
TELUS Corp.	3	50
TerraVest Industries, Inc.	2,090	148,688
Tilray Brands, Inc. (a) (b)	329,925	581,236
Timbercreek Financial Corp. (b)	25,359	152,798
Torex Gold Resources, Inc. (a)	37,399	714,511
Transcontinental, Inc. Class A (b)	33,645	447,537
Trican Well Service Ltd. (b)	42,686	150,718
Trisura Group Ltd. (a)	29,371	938,994
Twin Butte Energy Ltd. (a) (c)	83,708	—
Valeura Energy, Inc. (a)	41,272	124,645
Vermilion Energy, Inc. (b)	37,313	364,582
Victoria Gold Corp./Vancouver (a) (b)	32,312	11,481
Wajax Corp. (b)	11,711	221,052
Well Health Technologies Corp. (a)	136,469	447,506
Wesdome Gold Mines Ltd. (a) (b)	87,055	817,741
Westshore Terminals Investment Corp. (b)	28,799	516,952
		56,142,681
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	283,000	335,556
BOE Varitronix Ltd. (b)	148,000	109,178
China Tobacco International HK Co. Ltd. (b)	166,000	427,422
Inspur Digital Enterprise Technology Ltd. (b)	314,000	150,785
Sasseur Real Estate Investment Trust	298,300	167,532
Theme International Holdings Ltd. (b)	1,880,000	118,597
TI Fluid Systems PLC (d)	162,249	358,223
Towngas Smart Energy Co. Ltd. (b)	855,888	360,316
VSTECS Holdings Ltd.	508,000	306,075
Youzan Technology Ltd. (a)	6,756,000	81,759
		2,415,443
COLOMBIA — 0.1%
Aris Mining Corp. (a)	78,711	364,729
Gran Tierra Energy, Inc. (a)	17,081	108,862
		473,591

See accompanying notes to financial statements.
164

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
DENMARK — 0.7%
Amagerbanken AS (a) (c)	308,573	$—
Better Collective AS (a)	20,360	452,931
cBrain AS	8,369	255,599
Cementir Holding NV	34,368	375,509
Chemometec AS	9,680	590,988
D/S Norden AS	15,942	664,459
Dfds AS	5,738	147,498
Gubra AS (a)	2,351	180,210
H&H International AS Class B (a)	29,568	405,041
Matas AS	26,505	494,427
NTG Nordic Transport Group AS Class A (a)	7,269	313,418
Per Aarsleff Holding AS	11,583	700,581
Scandinavian Tobacco Group AS Class A (d)	29,895	460,095
		5,040,756
EGYPT — 0.2%
Centamin PLC	667,919	1,316,992
FINLAND — 0.5%
Aktia Bank OYJ	23,811	247,141
Citycon OYJ	95,467	443,444
Finnair OYJ (a) (b)	25,459	72,526
Harvia OYJ	6,029	316,584
Jervois Global Ltd. (a) (e)	1,843,980	17,910
Jervois Global Ltd. (a) (e)	178,491	1,624
Kalmar OYJ Class B (a)	5,546	180,334
Kamux Corp. (b)	14,342	63,865
Marimekko OYJ	15,106	220,179
Nokian Renkaat OYJ (b)	69,995	692,125
Outokumpu OYJ (b)	47,727	193,461
Revenio Group OYJ	14,110	549,902
Tokmanni Group Corp. (b)	21,961	271,321
YIT OYJ	71,459	218,520
		3,488,936
FRANCE — 0.8%
Aubay	5,365	263,754
Beneteau SACA (b)	28,001	303,755
Bonduelle SCA (b)	13,080	105,105
Carbios SACA (a) (b)	6,638	125,942
Cie des Alpes (b)	5,710	90,492
Clariane SE (a) (b)	193,113	369,623
Derichebourg SA (b)	29,937	176,244
Elior Group SA (a) (b) (d)	61,766	250,506
Emeis SA (a)	18,564	116,541
Esker SA	2,270	670,347
Etablissements Maurel et Prom SA (b)	42,718	224,933
Euroapi SA (a) (b)	39,498	167,070
Fnac Darty SA (b)	12,268	424,443
GL Events SACA	8,931	191,176
ICADE REIT	6,907	204,585
Kaufman & Broad SA (b)	9,228	320,811
Manitou BF SA	6,025	125,205
Security Description	Shares	Value
Medincell SA (a)	8,237	$144,145
Mercialys SA REIT	11,138	150,658
Mersen SA	8,930	283,044
Nanobiotix SA (a) (b)	13,595	75,408
Nexity SA (a) (b)	23,966	315,083
Quadient SA	18,388	345,179
SMCP SA (a) (b) (d)	28,407	80,844
Solutions 30 SE (a) (b)	74,553	118,816
Valneva SE (a) (b)	67,547	200,677
		5,844,386
GERMANY — 2.5%
2G Energy AG	5,544	124,985
About You Holding SE (a)	19,675	71,255
Amadeus Fire AG	3,186	328,906
ATAI Life Sciences NV (a) (b)	43,018	49,901
Aumann AG (d)	343	4,532
Borussia Dortmund GmbH & Co. KGaA (a)	47,864	195,245
BRANICKS Group AG (a) (b)	44,932	100,293
CANCOM SE	16,132	506,636
Ceconomy AG (a)	105,470	383,969
Cewe Stiftung & Co. KGaA	3,198	378,328
CompuGroup Medical SE & Co. KGaA	9,852	156,354
Deutsche Beteiligungs AG	7,924	222,858
Deutsche Pfandbriefbank AG (a) (d)	51,193	341,090
Deutz AG	61,765	310,060
Draegerwerk AG & Co. KGaA Preference Shares	4,983	260,546
Duerr AG	6,732	165,742
Eckert & Ziegler SE	8,164	408,557
Elmos Semiconductor SE	8,125	599,389
ElringKlinger AG	13,361	64,045
Evotec SE (a)	61,287	439,466
flatexDEGIRO AG	28,138	403,691
GFT Technologies SE	11,922	311,350
Grenke AG	13,588	363,199
Hamborner REIT AG	49,486	365,615
Heidelberger Druckmaschinen AG (a)	74,984	87,535
HelloFresh SE (a)	62,158	637,940
Hornbach Holding AG & Co. KGaA	6,313	621,424
Hypoport SE (a)	1,790	590,129
Immatics NV (a)	20,796	237,282
Indus Holding AG	21,200	528,807
Jenoptik AG	23,706	730,216
Jumia Technologies AG ADR (a)	53,424	285,284
Kloeckner & Co. SE	54,284	312,612
Lilium NV (a) (b)	92,355	71,501
LPKF Laser & Electronics SE (a)	8,479	82,990
Medios AG (a)	6,548	117,657
Montana Aerospace AG (a) (d)	10,070	241,737
Nagarro SE (a)	5,516	546,357

See accompanying notes to financial statements.
165

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Norma Group SE	16,668	$278,291
Northern Data AG (a)	5,048	143,944
Patrizia SE	25,536	254,215
Pfeiffer Vacuum Technology AG	3,624	626,099
ProSiebenSat.1 Media SE	24,833	161,301
PVA TePla AG (a)	8,133	122,719
SAF-Holland SE	32,617	607,917
Salzgitter AG	11,843	216,897
Secunet Security Networks AG	625	64,173
SFC Energy AG (a)	6,514	147,217
SGL Carbon SE (a) (b)	15,312	91,939
Sirius Real Estate Ltd. REIT	717,069	938,756
SMA Solar Technology AG	8,636	173,970
Stabilus SE	12,123	496,546
STRATEC SE	1,938	95,276
SUSS MicroTec SE	10,633	815,260
Takkt AG	16,547	179,317
Vossloh AG	4,184	228,808
		17,290,128
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	1,000,425	286,902
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust Ltd. REIT	503,531	642,991
HONG KONG — 1.0%
Bright Smart Securities & Commodities Group Ltd.	678,000	198,141
Cafe de Coral Holdings Ltd.	177,191	198,463
Canvest Environmental Protection Group Co. Ltd. (b)	637,000	366,577
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	62,769
C-Mer Medical Holdings Ltd. (a) (b)	330,000	119,382
Dah Sing Financial Holdings Ltd.	42,000	133,827
Envision Greenwise Holdings Ltd. (a)	226,000	167,591
Gold Fin Holdings (a) (c)	1,158,000	—
Hang Lung Group Ltd.	133,000	179,787
HKBN Ltd.	667,000	266,199
Hong Kong Technology Venture Co. Ltd. (a)	170,052	36,780
Hutchison Port Holdings Trust Stapled Security	2,123,300	320,618
Hutchison Telecommunications Hong Kong Holdings Ltd.	666,000	84,027
Hysan Development Co. Ltd.	166,000	287,227
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd. (b)	144,000	310,339
Security Description	Shares	Value
Melco International Development Ltd. (a) (b)	734,000	$488,546
Modern Dental Group Ltd.	179,000	96,327
Pacific Basin Shipping Ltd.	2,905,000	923,766
Pacific Textiles Holdings Ltd.	897,000	189,389
PAX Global Technology Ltd.	405,000	271,130
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Perfect Medical Health Management Ltd.	440,000	147,847
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	201,090	345,875
Realord Group Holdings Ltd. (a) (b)	448,000	305,684
Sa Sa International Holdings Ltd.	665,248	67,660
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Sunlight Real Estate Investment Trust	514,000	131,684
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Truly International Holdings Ltd.	806,000	109,992
Value Partners Group Ltd. (b)	406,000	101,402
Vitasoy International Holdings Ltd.	546,000	388,720
Viva Goods Company Ltd.	1,208,000	90,201
VTech Holdings Ltd.	22,300	155,892
Yuexiu Real Estate Investment Trust (b)	1,476,000	224,227
		6,770,069
INDONESIA — 0.0% (f)
First Resources Ltd.	213,200	244,465
IRAQ — 0.1%
Genel Energy PLC (a)	110,426	102,499
Gulf Keystone Petroleum Ltd.	161,623	249,312
		351,811
IRELAND — 0.6%
Amarin Corp. PLC ADR (a)	135,261	84,795
C&C Group PLC	170,882	373,158
Cairn Homes PLC	229,270	503,054
COSMO Pharmaceuticals NV	4,681	416,742
Dalata Hotel Group PLC	135,440	619,747
GH Research PLC (a) (b)	9,552	63,903
Glenveagh Properties PLC (a) (b) (d)	229,438	397,412
Greencore Group PLC (a)	366,868	905,460
Irish Residential Properties REIT PLC (b)	340,245	341,378
Origin Enterprises PLC (b)	59,874	223,855
Uniphar PLC (b)	97,214	282,089
		4,211,593

See accompanying notes to financial statements.
166

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
ISRAEL — 2.8%
Airport City Ltd. (a)	10,991	$165,292
Alony Hetz Properties & Investments Ltd.	22,280	171,007
Ashdod Refinery Ltd.	5,619	84,579
Ashtrom Group Ltd. (a)	11,998	166,953
AudioCodes Ltd.	15,606	151,846
Azorim-Investment Development & Construction Co. Ltd. (a)	53,930	253,723
Blue Square Real Estate Ltd.	2,231	174,716
Cellcom Israel Ltd. (a)	35,178	157,936
Ceragon Networks Ltd. (a)	47,001	128,783
Clal Insurance Enterprises Holdings Ltd. (a)	37,220	633,291
Cognyte Software Ltd. (a)	25,765	174,944
Compugen Ltd. (a) (b)	54,016	97,769
Danel Adir Yeoshua Ltd.	2,572	235,786
Delek Automotive Systems Ltd.	13,441	77,469
Delta Galil Ltd.	5,620	254,582
El Al Israel Airlines (a)	282,321	489,244
Elco Ltd.	6,994	208,333
Electra Consumer Products 1970 Ltd. (a)	9,940	194,540
Electra Ltd.	448	178,853
Electreon Wireless Ltd. (a)	2,164	114,550
Energix-Renewable Energies Ltd.	42,765	154,978
Enlight Renewable Energy Ltd. (a)	11,775	197,975
FIBI Holdings Ltd.	6,815	299,921
Formula Systems 1985 Ltd.	5,726	459,195
Fox Wizel Ltd.	4,718	357,050
G City Ltd.	96,716	356,214
Gilat Satellite Networks Ltd. (a)	20,386	107,434
Harel Insurance Investments & Financial Services Ltd.	22,343	217,381
Hilan Ltd.	7,658	402,695
IDI Insurance Co. Ltd.	6,915	222,339
Innoviz Technologies Ltd. (a) (b)	62,345	51,615
Inrom Construction Industries Ltd.	74,096	253,182
Isracard Ltd.	87,523	323,061
Israel Canada TR Ltd.	94,432	348,563
Israel Discount Bank Ltd. Class A	1	5
Isras Investment Co. Ltd.	1,241	246,886
Ituran Location & Control Ltd.	13,781	365,748
Kornit Digital Ltd. (a)	18,234	471,075
Magic Software Enterprises Ltd.	12,112	143,164
Matrix IT Ltd.	31,221	598,031
Mega Or Holdings Ltd. REIT	12,040	309,116
Menora Mivtachim Holdings Ltd.	13,161	384,955
Migdal Insurance & Financial Holdings Ltd.	368,238	503,101
Mivne Real Estate KD Ltd.	65,502	167,995
Nano Dimension Ltd. ADR (a) (b)	113,630	278,394
Security Description	Shares	Value
Nano-X Imaging Ltd. (a) (b)	43,389	$263,805
Next Vision Stabilized Systems Ltd.	13,730	145,801
Nexxen International Ltd. ADR (a) (b)	15,112	121,501
Oil Refineries Ltd.	2,034,268	525,562
One Software Technologies Ltd.	22,061	298,263
OPC Energy Ltd. (a)	20,306	164,645
Oramed Pharmaceuticals, Inc. (a) (b)	12,544	30,607
Partner Communications Co. Ltd. (a)	77,956	336,579
Paz Oil Co. Ltd.	5,619	592,006
Perion Network Ltd. (a)	23,804	187,576
Priortech Ltd. (a)	3,824	161,402
Radware Ltd. (a)	25,518	568,541
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,068	507,069
Reit 1 Ltd.	167,411	680,950
Sapiens International Corp. NV	24,621	914,757
Sella Capital Real Estate Ltd. REIT	144,887	284,695
Shufersal Ltd.	130,015	1,156,947
SimilarWeb Ltd. (a)	19,602	173,282
Strauss Group Ltd.	14,188	226,187
Summit Real Estate Holdings Ltd. REIT	11,943	178,838
Taboola.com Ltd. (a) (b)	65,939	221,555
Tel Aviv Stock Exchange Ltd.	47,015	444,909
		19,519,746
ITALY — 1.5%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Anima Holding SpA (d)	147,638	898,004
Ariston Holding NV	33,615	164,245
Arnoldo Mondadori Editore SpA	147,880	401,876
Ascopiave SpA	38,360	123,512
Avio SpA (b)	7,031	96,518
Banca IFIS SpA	14,125	345,236
BFF Bank SpA (d)	85,782	942,531
Biesse SpA	11,857	114,796
Cromwell European Real Estate Investment Trust	127,800	228,210
d'Amico International Shipping SA	21,789	139,097
Datalogic SpA	5,600	38,124
doValue SpA (a) (b) (d)	4,412	29,495
El.En. SpA (b)	38,883	477,783
Esprinet SpA (a)	27,186	181,439
Ferretti SpA (b)	51,644	161,096
Fila SpA (b)	10,898	114,208
Fincantieri SpA (a)	57,412	297,947
GVS SpA (a) (b) (d)	25,405	204,711

See accompanying notes to financial statements.
167

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	21,747	$61,162
Italmobiliare SpA (b)	2,271	71,981
Juventus Football Club SpA (a) (b)	105,446	301,798
MARR SpA (b)	30,960	414,635
Moltiply Group SpA (b)	7,511	278,304
OVS SpA (d)	247,837	801,029
Piaggio & C SpA (b)	137,082	402,671
RAI Way SpA (d)	67,606	402,158
Safilo Group SpA (a) (b)	63,856	78,251
Salvatore Ferragamo SpA (b)	25,159	194,585
Sanlorenzo SpA	3,971	161,762
Sesa SpA	1,485	152,558
Spaxs SpA (a) (b)	16,709	87,460
Tamburi Investment Partners SpA (b)	65,869	674,850
Technogym SpA (d)	14,462	151,316
Technoprobe SpA (a)	21,383	150,585
Tinexta SpA (b)	8,861	117,386
Unieuro SpA (d)	20,033	259,798
Wizz Air Holdings PLC (a) (b) (d)	22,265	433,045
Zignago Vetro SpA (b)	18,716	228,932
		10,383,094
JAPAN — 38.2%
Access Co. Ltd. (a) (b)	14,900	149,375
Activia Properties, Inc. REIT	146	333,767
Adastria Co. Ltd.	9,800	228,489
Advance Logistics Investment Corp. REIT	171	144,652
Advanced Media, Inc.	15,300	118,408
Aeon Delight Co. Ltd. (b)	14,600	413,891
Aeon Fantasy Co. Ltd.	7,900	125,426
AEON REIT Investment Corp.	247	226,727
Ai Holdings Corp.	21,300	354,702
Aica Kogyo Co. Ltd.	7,900	187,614
Aichi Financial Group, Inc.	15,848	261,031
Aichi Steel Corp.	3,200	87,808
Aida Engineering Ltd.	30,300	162,473
Aiful Corp.	124,676	280,660
Ain Holdings, Inc.	6,400	243,132
Airtrip Corp. (b)	10,600	90,186
Aisan Industry Co. Ltd.	30,600	298,641
Akatsuki, Inc.	2,300	32,770
Akebono Brake Industry Co. Ltd. (a)	72,200	64,608
Akita Bank Ltd. (b)	1,800	27,332
Alconix Corp.	14,600	139,121
Alps Logistics Co. Ltd. (b)	3,800	153,286
Altech Corp.	15,580	302,472
Amiyaki Tei Co. Ltd.	5,100	67,601
Amuse, Inc. (b)	9,300	91,023
Amvis Holdings, Inc.	32,700	440,298
Anest Iwata Corp.	24,700	229,836
Security Description	Shares	Value
AnGes, Inc. (a) (b)	72,400	$31,888
Anicom Holdings, Inc.	48,200	228,465
Anycolor, Inc. (a)	22,200	388,779
Appier Group, Inc. (a)	28,700	357,546
Arata Corp.	12,200	309,606
ARCLANDS Corp.	27,448	336,384
Arcs Co. Ltd.	25,900	463,716
ARE Holdings, Inc.	47,357	600,902
Arealink Co. Ltd.	8,200	97,513
Argo Graphics, Inc.	14,600	537,905
Ariake Japan Co. Ltd.	4,200	155,327
Arisawa Manufacturing Co. Ltd.	14,600	145,143
Artience Co. Ltd.	21,500	581,690
As One Corp.	8,800	178,166
Asahi Yukizai Corp. (b)	10,700	304,453
Asanuma Corp. (b)	69,700	332,322
ASKA Pharmaceutical Holdings Co. Ltd.	10,700	165,916
ASKUL Corp.	25,500	385,602
Atom Corp. (a) (b)	15,100	75,162
Atrae, Inc.	21,300	126,573
Autobacs Seven Co. Ltd. (b)	25,400	262,808
Avex, Inc.	19,100	197,222
Awa Bank Ltd.	32,665	559,032
Axial Retailing, Inc.	40,000	262,864
AZ-COM MARUWA Holdings, Inc.	18,600	149,148
Bando Chemical Industries Ltd.	32,700	404,406
Bank of Iwate Ltd.	8,000	126,734
Bank of Nagoya Ltd.	3,160	136,969
Bank of Saga Ltd.	10,700	155,967
Bank of the Ryukyus Ltd.	49,520	344,120
BASE, Inc. (a) (b)	31,100	51,094
Belc Co. Ltd.	6,300	283,200
Bell System24 Holdings, Inc.	16,100	169,397
Belluna Co. Ltd. (b)	26,000	131,418
BML, Inc.	15,400	285,520
BrainPad, Inc.	17,000	100,189
Broadleaf Co. Ltd.	56,200	262,062
BRONCO BILLY Co. Ltd.	8,200	215,835
Bunka Shutter Co. Ltd.	42,400	535,039
Bushiroad, Inc. (b)	26,200	67,588
C Uyemura & Co. Ltd.	2,000	159,955
Can Do Co. Ltd. (b)	23,700	584,050
Casio Computer Co. Ltd. (b)	33,900	281,671
Cawachi Ltd.	4,600	86,765
Central Glass Co. Ltd.	21,469	510,309
Central Security Patrols Co. Ltd.	6,500	129,373
Change Holdings, Inc. (b)	19,500	190,174
Chiba Kogyo Bank Ltd.	51,600	374,807
Chiyoda Co. Ltd.	20,000	137,584
Chiyoda Corp. (a) (b)	104,700	216,661
Chiyoda Integre Co. Ltd.	5,600	132,131
Chofu Seisakusho Co. Ltd.	14,600	200,770
Chubu Shiryo Co. Ltd. (b)	10,700	110,785
Chudenko Corp.	9,800	229,859

See accompanying notes to financial statements.
168

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Chugoku Marine Paints Ltd.	33,900	$482,999
Citizen Watch Co. Ltd. (b)	138,300	880,812
CKD Corp.	42,659	878,291
CMK Corp.	39,600	112,676
COLOPL, Inc. (b)	34,300	127,330
Colowide Co. Ltd. (b)	115,100	1,390,872
Comforia Residential REIT, Inc.	114	258,221
Computer Engineering & Consulting Ltd.	10,600	138,577
Comture Corp. (b)	14,600	177,601
Cosel Co. Ltd.	22,700	186,151
Cover Corp. (a)	17,200	216,443
CRE Logistics REIT, Inc.	391	407,838
Create Restaurants Holdings, Inc. (b)	43,900	346,191
CTS Co. Ltd.	34,300	198,069
Cuorips, Inc. (a)	2,400	157,047
Curves Holdings Co. Ltd.	23,800	125,622
Cyber Security Cloud, Inc. (a) (b)	2,500	33,557
CYBERDYNE, Inc. (a)	69,500	92,317
Cybozu, Inc. (b)	28,600	391,291
Dai Nippon Toryo Co. Ltd.	10,700	81,537
Dai-Dan Co. Ltd.	11,400	234,312
Daido Metal Co. Ltd.	28,000	94,547
Daido Steel Co. Ltd.	26,800	263,147
Daiei Kankyo Co. Ltd.	8,800	191,331
Daihen Corp. (b)	9,600	437,584
Daiho Corp.	16,100	390,006
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (b)	22,100	127,619
Daiichikosho Co. Ltd.	20,100	244,786
Daiki Aluminium Industry Co. Ltd. (b)	34,300	258,977
Daikokutenbussan Co. Ltd.	3,700	303,160
Daikyonishikawa Corp.	19,300	86,219
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	184,871
Daio Paper Corp. (b)	24,800	157,115
Daiseki Co. Ltd.	27,339	715,776
Daishi Hokuetsu Financial Group, Inc.	58,702	964,824
Daito Pharmaceutical Co. Ltd.	9,460	148,738
Daiwa Securities Living Investments Corp. REIT	231	156,810
Daiwabo Holdings Co. Ltd.	50,074	951,315
DCM Holdings Co. Ltd.	71,564	789,986
Demae-Can Co. Ltd. (a) (b)	66,172	123,980
DeNA Co. Ltd.	54,200	675,605
Denka Co. Ltd. (b)	23,800	374,787
Denyo Co. Ltd.	9,800	176,351
DIC Corp.	18,300	414,897
Digital Arts, Inc.	8,100	279,174
Digital Garage, Inc. (b)	17,284	369,750
Digital Hearts Holdings Co. Ltd.	6,200	36,626
Dip Corp.	16,300	323,630
DKS Co. Ltd.	8,400	189,094
Security Description	Shares	Value
Doshisha Co. Ltd.	14,600	$219,755
Doutor Nichires Holdings Co. Ltd.	45,952	736,954
Dowa Holdings Co. Ltd.	27,700	1,017,642
DTS Corp.	40,487	1,146,339
Duskin Co. Ltd. (b)	22,800	615,268
DyDo Group Holdings, Inc. (b)	8,200	173,700
Earth Corp.	10,500	391,254
EDION Corp. (b)	69,505	892,622
eGuarantee, Inc.	24,800	246,023
Ehime Bank Ltd. (b)	20,940	152,102
Eiken Chemical Co. Ltd. (b)	19,300	313,571
Eizo Corp.	21,400	325,698
en Japan, Inc.	17,800	302,640
Enplas Corp.	4,200	190,856
eRex Co. Ltd. (a)	26,600	134,079
ES-Con Japan Ltd.	34,300	247,466
Eslead Corp.	16,600	552,405
ESPEC Corp.	16,400	294,200
Eternal Hospitality Group Co. Ltd.	14,600	416,953
euglena Co. Ltd. (a) (b)	42,700	133,736
Exedy Corp.	17,600	393,121
Ezaki Glico Co. Ltd.	6,600	202,513
FCC Co. Ltd.	33,128	551,207
Feed One Co. Ltd.	9,160	56,866
Ferrotec Holdings Corp. (b)	33,978	549,672
FIDEA Holdings Co. Ltd. (b)	12,110	120,304
Financial Partners Group Co. Ltd.	28,100	436,116
Fixstars Corp. (b)	18,000	200,965
Food & Life Cos. Ltd.	71,700	1,442,371
FP Corp.	9,000	180,170
Freee KK (a)	31,800	543,339
Fronteo, Inc. (a)	18,800	91,739
Frontier Real Estate Investment Corp. REIT	59	175,507
Fudo Tetra Corp.	9,040	144,663
Fuji Co. Ltd.	19,300	285,371
Fuji Corp.	12,100	192,954
Fuji Kyuko Co. Ltd.	11,000	212,479
Fuji Oil Holdings, Inc.	12,800	283,758
Fuji Pharma Co. Ltd.	7,000	62,297
Fuji Seal International, Inc.	11,200	197,785
Fujibo Holdings, Inc. (b)	7,200	228,775
Fujimi, Inc.	27,283	452,046
Fujimori Kogyo Co. Ltd.	7,500	230,967
Fujita Kanko, Inc. (a)	4,399	298,618
Fujitsu General Ltd.	19,100	281,746
Fujiya Co. Ltd.	200	3,873
Fukuda Corp.	4,000	150,447
Fukui Bank Ltd. (b)	12,900	165,489
Fukuoka REIT Corp. (b)	792	811,711
Fukushima Galilei Co. Ltd.	8,400	321,225
Fukuyama Transporting Co. Ltd.	5,600	148,770
FULLCAST Holdings Co. Ltd.	10,600	118,865

See accompanying notes to financial statements.
169

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Funai Soken Holdings, Inc.	21,500	$362,542
Furukawa Co. Ltd.	17,838	201,276
Furukawa Electric Co. Ltd. (b)	54,700	1,379,737
Furuno Electric Co. Ltd.	20,000	226,510
Fuso Chemical Co. Ltd.	14,600	406,236
Futaba Corp.	10,700	37,253
GA Technologies Co. Ltd. (a)	11,600	100,397
Gakken Holdings Co. Ltd.	21,200	149,248
GENDA, Inc. (a)	15,600	276,250
Genki Global Dining Concepts Corp.	3,200	99,441
Genky DrugStores Co. Ltd.	10,600	277,524
Geo Holdings Corp. (b)	20,400	219,488
giftee, Inc. (a) (b)	9,300	69,633
Giken Ltd.	8,900	112,743
Global One Real Estate Investment Corp. REIT (b)	448	311,007
GLOBERIDE, Inc.	12,400	160,028
Glory Ltd. (b)	31,300	559,741
GMO GlobalSign Holdings KK (b)	10,300	207,887
GMO internet group, Inc.	17,100	300,063
GNI Group Ltd. (a) (b)	16,000	322,931
Goldcrest Co. Ltd. (b)	15,300	347,095
Gree, Inc.	47,600	155,738
GS Yuasa Corp.	32,898	654,901
G-Tekt Corp.	15,600	171,225
GungHo Online Entertainment, Inc.	16,000	344,631
Gunze Ltd.	9,200	362,108
Gurunavi, Inc. (a)	37,200	88,423
H.U. Group Holdings, Inc. (b)	28,597	530,096
H2O Retailing Corp. (b)	63,700	916,489
Hamakyorex Co. Ltd.	28,800	251,275
Hankyu Hanshin REIT, Inc.	539	466,500
Hanwa Co. Ltd.	24,244	842,371
Happinet Corp.	3,700	107,218
Hazama Ando Corp. (b)	92,901	726,763
Heiwa Real Estate Co. Ltd.	20,900	596,141
Heiwa Real Estate REIT, Inc.	574	519,666
Heiwado Co. Ltd.	20,000	334,172
Hennge KK (a)	8,800	71,488
Hibiya Engineering Ltd.	7,500	178,534
Hiday Hidaka Corp. (b)	11,004	207,402
Hino Motors Ltd. (a)	102,900	333,144
Hioki EE Corp. (b)	8,200	471,225
Hirano Tecseed Co. Ltd. (b)	10,600	113,900
Hirata Corp. (b)	6,800	231,516
HIS Co. Ltd. (a) (b)	18,200	214,140
Hitachi Zosen Corp.	42,200	292,367
Hochiki Corp.	17,300	256,525
Hogy Medical Co. Ltd. (b)	10,700	348,962
Hokkaido Electric Power Co., Inc. (b)	98,800	666,748
Hokkoku Financial Holdings, Inc. (b)	15,100	449,179
Hokuetsu Corp. (b)	50,700	555,772
Security Description	Shares	Value
Hokuhoku Financial Group, Inc. (b)	69,300	$757,000
Hokuriku Electric Power Co. (b)	101,000	652,998
H-One Co. Ltd.	21,200	138,725
Hoosiers Holdings Co. Ltd.	40,800	296,644
Hoshino Resorts REIT, Inc. (b)	156	534,941
Hosiden Corp.	24,200	353,593
Hosokawa Micron Corp.	9,600	275,168
House Foods Group, Inc.	7,300	155,452
Hulic Reit, Inc.	234	227,391
Hyakugo Bank Ltd.	113,600	432,830
Hyakujushi Bank Ltd.	16,500	285,497
Ichibanya Co. Ltd. (b)	28,400	206,686
Ichigo Hotel REIT Investment Corp.	237	214,069
Ichigo Office REIT Investment Corp.	891	518,878
Ichigo, Inc.	154,500	396,403
Ichikoh Industries Ltd.	30,800	96,250
Idec Corp.	14,700	262,162
Iino Kaiun Kaisha Ltd. (b)	69,580	610,479
Inaba Denki Sangyo Co. Ltd.	18,200	487,318
Inabata & Co. Ltd.	20,100	467,932
Infomart Corp. (b)	82,100	187,687
Inforich, Inc. (a)	4,900	137,538
Insource Co. Ltd.	35,200	251,499
Intage Holdings, Inc. (b)	17,500	194,159
Integrated Design & Engineering Holdings Co. Ltd.	9,800	293,233
Iriso Electronics Co. Ltd.	10,500	187,259
Ishihara Sangyo Kaisha Ltd.	17,200	181,211
Ispace, Inc. (a)	41,300	202,400
Istyle, Inc. (a) (b)	34,300	129,728
Itfor, Inc.	39,800	382,864
Itochu Enex Co. Ltd.	19,500	212,395
Itoham Yonekyu Holdings, Inc.	5,500	148,612
Itoki Corp.	29,300	305,208
Izumi Co. Ltd.	18,700	463,709
J Trust Co. Ltd.	55,600	161,700
Jaccs Co. Ltd. (b)	15,000	403,209
Jade Group, Inc. (a)	4,100	59,448
JAFCO Group Co. Ltd.	49,780	703,685
Japan Aviation Electronics Industry Ltd. (b)	38,690	687,840
Japan Communications, Inc. (a)	131,300	149,622
Japan Display, Inc. (a) (b)	1,352,010	217,395
Japan Elevator Service Holdings Co. Ltd.	23,200	504,418
Japan Excellent, Inc. REIT	1,059	902,489
Japan Lifeline Co. Ltd.	30,500	261,203
Japan Logistics Fund, Inc. REIT	134	256,777
Japan Material Co. Ltd.	43,474	563,180
Japan Pulp & Paper Co. Ltd.	79,000	372,246
Japan Securities Finance Co. Ltd.	26,500	354,778
Japan Wool Textile Co. Ltd.	22,600	208,715
JCR Pharmaceuticals Co. Ltd.	32,400	148,817

See accompanying notes to financial statements.
170

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
JCU Corp.	13,947	$339,802
JINS Holdings, Inc. (b)	6,600	242,701
JMDC, Inc.	21,700	707,708
Joshin Denki Co. Ltd.	13,500	255,390
Joyful Honda Co. Ltd.	46,200	672,781
JSP Corp.	8,100	109,744
JTOWER, Inc. (a)	5,500	138,038
Juki Corp.	32,400	90,604
Juroku Financial Group, Inc.	18,200	502,587
Justsystems Corp.	6,600	165,185
JVCKenwood Corp.	78,600	739,073
Kaga Electronics Co. Ltd.	37,000	724,273
Kameda Seika Co. Ltd. (b)	3,900	122,011
Kamei Corp.	19,500	264,744
Kanamoto Co. Ltd.	18,300	380,610
Kaneka Corp.	7,000	190,954
Kanematsu Corp.	82,735	1,399,161
Kanto Denka Kogyo Co. Ltd.	24,000	159,060
Kasumigaseki Capital Co. Ltd.	2,400	251,342
Katakura Industries Co. Ltd.	55,648	801,807
Katitas Co. Ltd.	12,600	175,382
Kato Sangyo Co. Ltd.	10,600	314,206
Kawada Technologies, Inc. (b)	3,900	69,281
Kawai Musical Instruments Manufacturing Co. Ltd. (b)	6,200	123,922
KeePer Technical Laboratory Co. Ltd. (b)	11,800	353,489
Keiyo Bank Ltd.	76,400	373,881
Kenko Mayonnaise Co. Ltd.	14,600	228,227
KH Neochem Co. Ltd.	17,400	255,453
Kisoji Co. Ltd. (b)	10,500	176,615
Kissei Pharmaceutical Co. Ltd.	23,200	574,972
Kitanotatsujin Corp. (b)	47,200	54,776
Kitz Corp.	111,155	808,951
Kiyo Bank Ltd. (b)	66,165	774,793
Koa Corp. (b)	18,900	149,704
Kohnan Shoji Co. Ltd.	10,700	284,630
Kokuyo Co. Ltd.	9,600	169,866
KOMEDA Holdings Co. Ltd.	22,000	425,419
Komeri Co. Ltd.	10,500	271,602
Komori Corp.	48,836	384,433
Konica Minolta, Inc.	258,900	747,885
Konishi Co. Ltd. (b)	29,400	248,289
Konoike Transport Co. Ltd.	14,600	254,255
Kosaido Holdings Co. Ltd. (b)	41,800	149,035
Koshidaka Holdings Co. Ltd. (b)	23,800	168,883
Kotobuki Spirits Co. Ltd.	30,900	393,271
Kourakuen Holdings Corp. (a) (b)	8,000	68,848
Krosaki Harima Corp.	13,600	211,739
K's Holdings Corp.	41,500	447,523
Kumagai Gumi Co. Ltd.	18,200	458,054
Kumiai Chemical Industry Co. Ltd.	49,700	292,557
Kura Sushi, Inc. (b)	14,600	383,781
Kurabo Industries Ltd.	19,070	646,599
Security Description	Shares	Value
Kureha Corp.	22,200	$441,237
Kusuri No. Aoki Holdings Co. Ltd.	24,600	573,209
KYB Corp.	13,683	460,596
Kyoei Steel Ltd.	17,400	210,445
Kyokuto Kaihatsu Kogyo Co. Ltd.	17,200	303,501
Kyorin Pharmaceutical Co. Ltd.	29,500	313,479
Kyoritsu Maintenance Co. Ltd. (b)	28,800	483,624
Kyosan Electric Manufacturing Co. Ltd.	14,600	51,443
Lacto Japan Co. Ltd.	7,400	153,856
LaSalle Logiport REIT	246	246,447
LEC, Inc. (b)	16,100	147,673
Leopalace21 Corp. (b)	146,920	614,221
Life Corp.	5,800	147,190
Lifedrink Co., Inc.	25,600	343,087
Lifenet Insurance Co. (a) (b)	58,800	686,904
Lintec Corp.	16,200	374,308
M&A Capital Partners Co. Ltd. (b)	8,400	135,478
M&A Research Institute Holdings, Inc. (a) (b)	12,500	260,854
Maeda Kosen Co. Ltd.	15,400	201,867
Makino Milling Machine Co. Ltd.	18,748	769,371
Mandom Corp.	17,200	148,985
Mani, Inc.	12,300	156,588
Mars Group Holdings Corp.	14,600	336,318
Marudai Food Co. Ltd. (b)	35,331	449,048
Maruha Nichiro Corp.	32,502	720,525
Maruichi Steel Tube Ltd.	6,500	152,821
Marusan Securities Co. Ltd. (b)	64,638	415,737
Matsuya Co. Ltd. (b)	29,300	177,185
Max Co. Ltd.	20,600	518,456
Maxell Ltd.	26,600	341,984
MCJ Co. Ltd.	41,000	436,256
MEC Co. Ltd. (b)	15,800	406,488
Media Do Co. Ltd.	4,300	41,365
Medical Data Vision Co. Ltd.	64,600	242,973
Medinet Co. Ltd. (a) (b)	558,700	179,671
Medley, Inc. (a) (b)	9,600	256,711
Megachips Corp.	13,919	506,004
Megmilk Snow Brand Co. Ltd.	23,700	448,351
Meidensha Corp.	27,049	632,543
Meiko Electronics Co. Ltd.	13,567	585,210
Meiko Network Japan Co. Ltd. (b)	27,800	132,159
Meisei Industrial Co. Ltd.	30,900	258,364
MEITEC Group Holdings, Inc.	29,100	645,107
Melco Holdings, Inc.	4,000	64,094
Menicon Co. Ltd.	50,700	517,137
Micronics Japan Co. Ltd.	7,600	209,074
Mie Kotsu Group Holdings, Inc. (b)	50,700	176,869
Milbon Co. Ltd.	12,400	274,631
Mirai Corp. REIT	1,232	375,956

See accompanying notes to financial statements.
171

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Mirait One Corp.	41,801	$620,703
Miroku Jyoho Service Co. Ltd.	10,700	138,762
Mitsubishi Estate Logistics REIT Investment Corp.	306	789,388
Mitsubishi Kakoki Kaisha Ltd.	16,500	407,771
Mitsubishi Logisnext Co. Ltd.	14,600	132,588
Mitsubishi Pencil Co. Ltd.	27,600	464,824
Mitsubishi Research Institute, Inc.	6,900	200,671
Mitsubishi Shokuhin Co. Ltd.	8,000	294,183
Mitsuboshi Belting Ltd. (b)	14,700	408,505
Mitsui DM Sugar Holdings Co. Ltd.	25,000	588,122
Mitsui E&S Co. Ltd.	32,100	253,811
Mitsui Fudosan Logistics Park, Inc. REIT	99	293,802
Mitsui High-Tec, Inc.	48,800	307,252
Mitsui Matsushima Holdings Co. Ltd. (b)	8,400	283,347
Mitsui Mining & Smelting Co. Ltd.	30,231	1,031,371
Mitsui-Soko Holdings Co. Ltd.	16,100	698,972
MIXI, Inc.	24,000	463,087
Miyaji Engineering Group, Inc. (b)	10,400	151,158
Miyazaki Bank Ltd.	4,180	78,170
Mizuho Leasing Co. Ltd.	52,200	360,189
Mizuno Corp.	7,800	496,225
Mochida Pharmaceutical Co. Ltd.	16,400	384,662
Modec, Inc.	28,300	669,711
Monex Group, Inc.	91,607	385,538
Money Forward, Inc. (a)	25,300	1,035,949
Monogatari Corp.	14,200	386,172
Mori Hills REIT Investment Corp.	232	206,471
Mori Trust Reit, Inc.	1,484	676,432
Morinaga & Co. Ltd.	16,400	328,997
Morinaga Milk Industry Co. Ltd. (b)	38,600	947,999
Morita Holdings Corp.	22,200	341,909
MOS Food Services, Inc. (b)	14,600	365,408
m-up Holdings, Inc.	16,100	149,137
Musashi Seimitsu Industry Co. Ltd.	28,700	392,057
Musashino Bank Ltd.	10,680	198,981
Nachi-Fujikoshi Corp.	14,600	317,946
Nagaileben Co. Ltd.	14,600	258,848
Nagano Keiki Co. Ltd. (b)	25,100	437,636
Nakanishi, Inc.	9,000	167,555
Namura Shipbuilding Co. Ltd. (b)	22,300	217,481
Nankai Electric Railway Co. Ltd.	12,500	206,192
NANO MRNA Co. Ltd. (a) (b)	89,600	114,004
Nanto Bank Ltd. (b)	9,800	206,222
NET One Systems Co. Ltd.	50,500	1,263,559
Neturen Co. Ltd. (b)	57,183	394,572
Security Description	Shares	Value
Nextage Co. Ltd. (b)	31,740	$407,623
NexTone, Inc. (a)	4,200	49,857
Nichiban Co. Ltd.	9,800	130,858
Nichicon Corp. (b)	40,700	270,878
Nichiha Corp.	17,300	420,285
Nichireki Co. Ltd. (b)	10,700	187,160
Nihon M&A Center Holdings, Inc. (b)	186,100	851,787
Nihon Nohyaku Co. Ltd. (b)	34,300	145,075
Nihon Parkerizing Co. Ltd.	56,200	487,585
Nihon Tokushu Toryo Co. Ltd.	10,700	87,820
Nihon Trim Co. Ltd.	1,500	37,752
Nikkiso Co. Ltd.	66,440	470,059
Nikkon Holdings Co. Ltd.	125,676	1,663,643
Nippn Corp. (b)	9,600	148,926
Nippon Carbide Industries Co., Inc.	16,500	196,676
Nippon Carbon Co. Ltd.	14,671	463,084
Nippon Ceramic Co. Ltd.	10,600	187,412
Nippon Chemical Industrial Co. Ltd.	8,100	162,238
Nippon Coke & Engineering Co. Ltd. (b)	374,772	259,385
Nippon Densetsu Kogyo Co. Ltd.	24,600	330,029
Nippon Gas Co. Ltd. (b)	59,500	955,477
Nippon Kayaku Co. Ltd.	46,700	407,776
Nippon Light Metal Holdings Co. Ltd.	34,190	389,131
Nippon Paper Industries Co. Ltd. (b)	43,700	299,399
Nippon Parking Development Co. Ltd.	247,791	401,898
NIPPON REIT Investment Corp.	421	953,607
Nippon Road Co. Ltd.	23,500	282,743
Nippon Sheet Glass Co. Ltd. (a) (b)	44,200	115,259
Nippon Shinyaku Co. Ltd.	15,800	411,569
Nippon Shokubai Co. Ltd.	27,400	332,156
Nippon Signal Co. Ltd.	31,800	212,534
Nippon Soda Co. Ltd.	29,200	509,122
Nippon Thompson Co. Ltd.	54,400	179,128
Nippon Yakin Kogyo Co. Ltd. (b)	8,600	272,357
Nipro Corp.	46,400	461,762
Nishimatsu Construction Co. Ltd.	27,583	980,947
Nishimatsuya Chain Co. Ltd.	24,653	424,671
Nishi-Nippon Financial Holdings, Inc.	77,700	886,510
Nishio Holdings Co. Ltd.	14,800	415,422
Nissan Shatai Co. Ltd. (b)	22,600	164,160
Nissei ASB Machine Co. Ltd.	4,700	157,061
Nissha Co. Ltd.	24,800	336,700
Nisshin Oillio Group Ltd.	13,600	501,063
Nisshinbo Holdings, Inc.	73,500	492,672
Nissin Corp.	10,700	309,690
Nissui Corp.	149,354	958,000

See accompanying notes to financial statements.
172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Nitta Corp. (b)	10,300	$265,709
Nittetsu Mining Co. Ltd. (b)	6,400	191,051
Nitto Boseki Co. Ltd. (b)	17,430	717,720
Nitto Kogyo Corp. (b)	22,700	477,678
Nittoku Co. Ltd. (b)	9,400	113,491
Noevir Holdings Co. Ltd.	4,000	144,575
Nohmi Bosai Ltd.	17,800	362,869
Nojima Corp.	18,200	257,782
Nomura Co. Ltd.	44,000	251,622
Nomura Micro Science Co. Ltd. (b)	9,100	154,339
Noritake Co. Ltd.	14,200	387,661
Noritsu Koki Co. Ltd.	9,800	299,399
Noritz Corp.	15,300	194,887
North Pacific Bank Ltd.	152,200	410,719
NPR-RIKEN Corp. (b)	11,600	186,197
NS United Kaiun Kaisha Ltd. (b)	10,000	315,296
NSD Co. Ltd.	39,406	871,924
NTN Corp. (b)	206,900	370,725
NTT UD REIT Investment Corp.	1,311	1,051,256
Nxera Pharma Co. Ltd. (a) (b)	34,300	295,425
Obara Group, Inc. (b)	8,900	251,370
Ogaki Kyoritsu Bank Ltd.	10,000	127,377
Ohara, Inc.	9,600	96,443
Ohsho Food Service Corp.	20,400	406,317
Oiles Corp.	14,600	207,813
Oisix ra daichi, Inc. (a) (b)	12,000	119,128
Oita Bank Ltd. (b)	15,380	330,631
Okabe Co. Ltd.	18,800	104,094
Okamoto Industries, Inc.	6,360	232,542
Okamura Corp.	55,768	770,787
Okasan Securities Group, Inc.	89,582	388,289
Oki Electric Industry Co. Ltd.	49,300	335,698
Okinawa Electric Power Co., Inc. (b)	39,177	284,570
Okinawa Financial Group, Inc.	23,700	377,437
OKUMA Corp. (b)	26,400	565,319
Okumura Corp.	16,800	509,732
Okuwa Co. Ltd.	3,900	24,184
One REIT, Inc. (b)	162	280,986
Open Up Group, Inc.	41,177	588,407
Optex Group Co. Ltd.	17,900	194,092
Optorun Co. Ltd. (b)	14,600	181,479
Oriental Shiraishi Corp.	96,200	262,290
Osaka Organic Chemical Industry Ltd. (b)	21,400	467,527
Osaka Soda Co. Ltd. (b)	53,000	711,039
Osaka Steel Co. Ltd.	6,400	153,244
OSAKA Titanium Technologies Co. Ltd. (b)	19,000	329,950
Osaki Electric Co. Ltd.	16,000	82,550
OSG Corp.	27,700	392,049
Oyo Corp.	19,400	369,175
Pacific Industrial Co. Ltd.	30,900	296,168
Pacific Metals Co. Ltd. (a)	7,399	71,280
Pack Corp.	9,800	251,783
Security Description	Shares	Value
PAL GROUP Holdings Co. Ltd.	18,400	$326,476
PALTAC Corp.	4,900	151,070
Paramount Bed Holdings Co. Ltd.	23,200	420,078
Park24 Co. Ltd. (a)	48,600	609,029
Pasona Group, Inc.	10,700	164,495
Penta-Ocean Construction Co. Ltd.	151,053	675,008
Pharma Foods International Co. Ltd.	10,600	66,028
Pigeon Corp.	54,400	639,687
PILLAR Corp.	15,200	440,996
Pilot Corp.	13,300	412,371
Piolax, Inc. (b)	16,400	267,945
PKSHA Technology, Inc. (a) (b)	9,500	224,815
Plus Alpha Consulting Co. Ltd.	20,300	309,808
Pole To Win Holdings, Inc.	17,700	53,456
Press Kogyo Co. Ltd.	217,810	877,087
Pressance Corp.	5,500	73,902
Prestige International, Inc.	55,400	272,275
Prima Meat Packers Ltd. (b)	14,900	247,292
Procrea Holdings, Inc. (b)	5,930	72,798
Qol Holdings Co. Ltd. (b)	10,700	106,072
Raito Kogyo Co. Ltd. (b)	38,014	575,366
Raiznext Corp.	30,900	357,087
Raksul, Inc. (b)	24,100	220,041
RaQualia Pharma, Inc. (a)	18,500	68,418
Relo Group, Inc.	29,300	384,685
Rengo Co. Ltd.	37,300	260,479
RENOVA, Inc. (a) (b)	49,000	345,987
ReproCELL, Inc. (a)	43,000	36,374
Resorttrust, Inc.	47,374	952,514
Restar Corp.	10,700	202,720
Retail Partners Co. Ltd.	10,700	102,257
Rheon Automatic Machinery Co. Ltd.	10,700	101,435
Ricoh Leasing Co. Ltd. (b)	7,700	266,195
Riken Keiki Co. Ltd. (b)	27,536	739,221
Riken Technos Corp.	49,100	355,275
Riken Vitamin Co. Ltd.	10,700	193,145
Ringer Hut Co. Ltd.	14,600	224,348
Riso Kagaku Corp.	9,200	219,645
Rock Field Co. Ltd. (b)	14,600	149,838
Round One Corp.	131,000	1,002,831
Royal Holdings Co. Ltd. (b)	14,600	252,520
RS Technologies Co. Ltd.	9,800	246,644
Ryobi Ltd.	16,400	223,230
Ryoyo Ryosan Holdings, Inc. (b)	13,199	234,378
S Foods, Inc.	14,600	282,018
Sac's Bar Holdings, Inc.	31,300	182,277
Sagami Holdings Corp.	22,600	261,170
Saizeriya Co. Ltd.	14,800	590,800
Sakai Chemical Industry Co. Ltd.	26,953	482,569
Sakai Moving Service Co. Ltd.	8,400	147,458
Sakata INX Corp.	23,400	263,544

See accompanying notes to financial statements.
173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Sakata Seed Corp.	16,200	$399,790
Sakura Internet, Inc. (b)	8,700	260,927
Sala Corp.	39,300	226,393
SAMTY HOLDINGS Co. Ltd. (b)	22,243	434,161
San-A Co. Ltd.	21,100	379,841
San-Ai Obbli Co. Ltd.	39,600	538,465
SanBio Co. Ltd. (a) (b)	14,600	117,686
Sangetsu Corp.	32,500	639,139
San-In Godo Bank Ltd.	79,300	676,356
Sanken Electric Co. Ltd. (a) (b)	12,018	563,428
Sanki Engineering Co. Ltd.	25,300	424,320
Sankyo Tateyama, Inc.	28,200	147,269
Sankyu, Inc.	9,000	302,894
Sanoh Industrial Co. Ltd.	40,200	207,408
Sansan, Inc. (a)	63,800	958,516
Sanyo Chemical Industries Ltd.	5,400	156,481
Sanyo Denki Co. Ltd.	5,000	336,619
Sanyo Electric Railway Co. Ltd. (b)	7,800	110,315
Sanyo Special Steel Co. Ltd.	20,287	271,458
Sanyo Trading Co. Ltd.	27,900	294,331
Sato Holdings Corp.	27,240	398,964
Sawai Group Holdings Co. Ltd.	40,200	572,620
SBI ARUHI Corp.	14,600	83,084
Seikagaku Corp.	22,000	130,733
Seiko Group Corp.	11,800	320,903
Seiren Co. Ltd. (b)	40,212	759,597
Sekisui Jushi Corp.	14,700	237,292
Sekisui Kasei Co. Ltd.	22,600	61,935
Senko Group Holdings Co. Ltd. (b)	46,200	402,764
Senshu Ikeda Holdings, Inc. (b)	138,660	315,048
Septeni Holdings Co. Ltd.	18,900	61,705
Seria Co. Ltd.	18,200	446,602
Shibaura Machine Co. Ltd. (b)	10,400	287,192
Shibaura Mechatronics Corp.	3,400	186,353
Shibuya Corp.	14,600	387,864
SHIFT, Inc. (a)	5,200	496,588
Shiga Bank Ltd.	28,000	635,207
Shikoku Bank Ltd. (b)	24,000	161,577
Shikoku Electric Power Co., Inc.	94,700	842,462
Shikoku Kasei Holdings Corp.	23,600	339,382
Shima Seiki Manufacturing Ltd. (b)	20,845	166,130
Shimadaya Corp. (a)	4,000	51,454
Shinagawa Refractories Co. Ltd.	29,600	351,583
Shin-Etsu Polymer Co. Ltd.	22,200	240,562
Shinmaywa Industries Ltd.	26,000	240,660
Ship Healthcare Holdings, Inc.	10,000	163,486
Shizuoka Gas Co. Ltd.	27,800	206,595
Shochiku Co. Ltd. (b)	14,293	1,056,687
Shoei Co. Ltd. (b)	18,000	280,998
Shoei Foods Corp. (b)	7,200	233,054
Siix Corp.	21,100	163,000
Simplex Holdings, Inc.	9,900	167,492
Sinfonia Technology Co. Ltd.	29,080	1,026,664
Security Description	Shares	Value
Sinko Industries Ltd. (b)	14,600	$478,705
Sintokogio Ltd. (b)	33,200	223,747
SKY Perfect JSAT Holdings, Inc.	56,200	350,464
SMS Co. Ltd.	23,500	354,291
Sodick Co. Ltd.	25,500	142,261
Solasto Corp.	45,200	176,325
Sotetsu Holdings, Inc. (b)	38,000	633,599
Sourcenext Corp. (a) (b)	22,200	30,730
S-Pool, Inc.	26,800	63,702
St. Marc Holdings Co. Ltd.	9,800	148,672
Star Asia Investment Corp. REIT	2,433	904,891
Star Micronics Co. Ltd.	19,600	263,498
Starts Corp., Inc.	24,800	602,489
Starts Proceed Investment Corp. REIT (b)	218	293,837
Starzen Co. Ltd.	9,600	194,899
Stella Chemifa Corp.	7,200	207,634
StemRIM, Inc. (a) (b)	19,000	54,593
Studio Alice Co. Ltd. (b)	11,000	158,725
Sumida Corp.	18,700	119,751
Sumiseki Holdings, Inc. (b)	13,200	84,992
Sumitomo Densetsu Co. Ltd.	15,500	476,790
Sumitomo Mitsui Construction Co. Ltd.	75,960	212,416
Sumitomo Osaka Cement Co. Ltd.	19,379	553,570
Sumitomo Pharma Co. Ltd. (a)	120,600	502,500
Sumitomo Seika Chemicals Co. Ltd.	2,400	86,409
Sumitomo Warehouse Co. Ltd. (b)	40,126	755,448
Sun Corp. (b)	5,300	270,484
Sun Frontier Fudousan Co. Ltd.	20,700	254,409
Sun-Wa Technos Corp.	20,400	272,114
Suruga Bank Ltd. (b)	109,400	852,775
SWCC Corp.	16,700	668,981
SymBio Pharmaceuticals Ltd. (a) (b)	24,000	40,940
Syuppin Co. Ltd.	20,400	178,129
T Hasegawa Co. Ltd.	12,600	288,486
Tachi-S Co. Ltd.	19,900	253,758
Tadano Ltd.	65,000	434,151
Taihei Dengyo Kaisha Ltd.	12,500	452,671
Taiho Kogyo Co. Ltd. (b)	22,700	97,122
Taikisha Ltd.	10,700	366,167
Taiko Pharmaceutical Co. Ltd. (a)	34,300	93,999
Taiyo Holdings Co. Ltd.	18,800	486,298
Takamatsu Construction Group Co. Ltd.	7,900	162,208
Takaoka Toko Co. Ltd.	1,900	23,883
Takara Bio, Inc.	21,100	148,396
Takara Holdings, Inc.	70,200	597,269
Takara Standard Co. Ltd.	29,000	323,574
Takasago International Corp.	23,600	909,088
Takeuchi Manufacturing Co. Ltd.	21,500	664,360
Takuma Co. Ltd.	34,300	384,388

See accompanying notes to financial statements.
174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Tamron Co. Ltd.	20,000	$625,000
Tamura Corp. (b)	48,200	205,214
Tanseisha Co. Ltd.	23,000	134,263
Tayca Corp.	10,700	123,203
TechMatrix Corp.	25,600	429,888
Teijin Ltd.	42,600	421,711
Teikoku Electric Manufacturing Co. Ltd.	3,600	68,280
Teikoku Sen-I Co. Ltd. (b)	14,600	313,863
TerraSky Co. Ltd. (a)	3,000	44,799
TKC Corp.	18,600	497,378
TKP Corp. (a)	18,400	196,298
Toa Corp. (e)	18,900	128,431
Toa Corp. (b) (e)	32,800	224,720
TOA ROAD Corp.	64,200	618,930
Toagosei Co. Ltd.	125,088	1,412,749
Tobishima Corp. (a)	10,610	106,738
TOC Co. Ltd.	71,360	311,302
Tocalo Co. Ltd.	30,900	413,901
Toei Co. Ltd.	4,700	149,504
Toho Bank Ltd. (b)	90,000	164,849
Toho Titanium Co. Ltd. (b)	23,100	182,810
Tokai Carbon Co. Ltd.	124,100	799,050
TOKAI Holdings Corp.	43,600	295,970
Tokai Rika Co. Ltd.	18,900	258,977
Tokai Tokyo Financial Holdings, Inc. (b)	115,700	390,682
Tokushu Tokai Paper Co. Ltd.	5,100	132,278
Tokuyama Corp.	17,800	358,825
Tokyo Kiraboshi Financial Group, Inc.	9,800	283,298
Tokyo Steel Manufacturing Co. Ltd.	50,475	700,101
Tokyotokeiba Co. Ltd. (b)	8,900	272,836
Tokyu Construction Co. Ltd.	34,300	169,294
Tokyu REIT, Inc.	697	755,766
Tomoe Engineering Co. Ltd.	2,800	84,270
TOMONY Holdings, Inc.	90,780	236,089
Tonami Holdings Co. Ltd. (b)	4,200	184,102
Topcon Corp.	52,178	563,766
Topre Corp.	24,400	305,171
Topy Industries Ltd.	21,898	302,353
Torex Semiconductor Ltd.	18,700	202,766
Torii Pharmaceutical Co. Ltd.	5,600	151,706
Tosei REIT Investment Corp. (b)	204	195,814
Totetsu Kogyo Co. Ltd.	10,700	255,082
Towa Bank Ltd.	27,800	114,667
Towa Corp. (b)	12,300	188,920
Towa Pharmaceutical Co. Ltd.	9,800	206,222
Toyo Construction Co. Ltd.	34,300	319,884
Toyo Corp.	5,668	63,955
Toyo Gosei Co. Ltd. (b)	2,000	112,836
Toyo Kanetsu KK	7,500	209,994
Toyo Tanso Co. Ltd.	8,300	330,166
Toyobo Co. Ltd.	42,778	296,372
TPR Co. Ltd. (b)	16,500	253,660
Security Description	Shares	Value
Trancom Co. Ltd. (b)	3,800	$283,193
Transcosmos, Inc.	10,700	265,181
TRE Holdings Corp. (b)	40,739	470,219
Tri Chemical Laboratories, Inc.	25,695	626,028
Trusco Nakayama Corp.	21,900	378,473
TS Tech Co. Ltd.	23,200	282,782
TSI Holdings Co. Ltd. (b)	69,300	424,889
Tsubaki Nakashima Co. Ltd.	26,800	131,714
Tsubakimoto Chain Co.	53,700	705,413
Tsuburaya Fields Holdings, Inc. (b)	12,900	224,920
Tsugami Corp.	34,300	355,373
Tsukishima Holdings Co. Ltd.	27,100	243,832
Tsukuba Bank Ltd.	104,500	172,413
Tsurumi Manufacturing Co. Ltd. (b)	14,600	412,360
UACJ Corp.	21,700	776,734
UBE Corp.	17,300	322,863
Uchida Yoko Co. Ltd.	6,800	323,266
Union Tool Co. (b)	7,200	309,564
Unipres Corp.	17,600	137,438
United Arrows Ltd.	10,600	153,472
United Super Markets Holdings, Inc. (b)	32,100	190,302
UNITED, Inc. (b)	10,800	58,289
Unitika Ltd. (a) (b)	6,400	13,960
Universal Entertainment Corp. (b)	14,600	142,897
Ushio, Inc.	14,000	198,686
UT Group Co. Ltd.	32,000	615,660
V Technology Co. Ltd.	3,872	67,403
Valor Holdings Co. Ltd.	30,800	474,360
Valqua Ltd. (b)	10,476	241,320
ValueCommerce Co. Ltd. (b)	14,600	114,420
Vector, Inc.	17,600	112,584
Vision, Inc.	15,300	133,811
Vital KSK Holdings, Inc.	27,900	233,865
VT Holdings Co. Ltd.	79,300	260,563
Wacoal Holdings Corp.	7,000	219,288
Wacom Co. Ltd.	72,000	343,792
Wakachiku Construction Co. Ltd.	3,800	91,254
Wakita & Co. Ltd.	14,600	176,886
Warabeya Nichiyo Holdings Co. Ltd. (b)	14,600	237,209
Watahan & Co. Ltd. (b)	22,100	265,898
WATAMI Co. Ltd. (b)	16,000	97,092
WDB Holdings Co. Ltd.	7,500	89,660
WealthNavi, Inc. (a) (b)	38,200	303,912
West Holdings Corp.	15,100	292,731
World Co. Ltd.	9,800	131,407
World Holdings Co. Ltd.	9,000	122,567
W-Scope Corp. (a) (b)	19,900	50,501
YAKUODO Holdings Co. Ltd.	7,700	132,855
YAMABIKO Corp.	22,200	394,367
Yamae Group Holdings Co. Ltd.	10,500	149,234
Yamagata Bank Ltd.	15,600	110,260

See accompanying notes to financial statements.
175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Yamaichi Electronics Co. Ltd.	16,000	$281,208
YA-MAN Ltd. (b)	10,600	62,989
Yamanashi Chuo Bank Ltd. (b)	22,100	247,204
Yamashin-Filter Corp.	29,700	106,516
Yamazen Corp.	48,900	464,591
Yellow Hat Ltd.	18,800	341,723
Yodogawa Steel Works Ltd.	18,300	715,164
Yokogawa Bridge Holdings Corp.	18,100	336,465
Yokowo Co. Ltd.	20,200	210,417
Yondoshi Holdings, Inc. (b)	10,600	138,058
Yonex Co. Ltd.	25,700	380,721
Yorozu Corp. (b)	10,600	79,885
Yoshinoya Holdings Co. Ltd. (b)	29,600	649,983
Yuasa Trading Co. Ltd.	10,500	365,562
Yurtec Corp.	30,300	324,522
Zenrin Co. Ltd.	44,365	271,078
Zeon Corp. (b)	40,300	383,025
ZERIA Pharmaceutical Co. Ltd.	22,100	350,720
ZIGExN Co. Ltd.	34,300	145,075
Zojirushi Corp. (b)	23,500	271,571
		263,991,208
LUXEMBOURG — 0.0% (f)
B&S Group SARL (d)	19,371	101,393
MALAYSIA — 0.0% (f)
Frencken Group Ltd. (b)	208,500	222,812
MALTA — 0.0% (f)
Kambi Group PLC (a)	11,891	153,321
MEXICO — 0.0% (f)
Borr Drilling Ltd. (a)	26,843	147,816
NETHERLANDS — 1.0%
Alfen NV (a) (b) (d)	29,117	427,323
AMG Critical Materials NV (b)	22,041	420,886
Basic-Fit NV (a) (d)	6,009	157,197
Brunel International NV (b)	17,778	174,007
Corbion NV	27,449	784,855
Flow Traders Ltd. (b)	18,468	390,170
ForFarmers NV	10,075	36,825
Koninklijke BAM Groep NV	129,375	607,011
Koninklijke Heijmans NV	28,313	818,407
Newamsterdam Pharma Co. NV (a)	23,681	393,105
NSI NV REIT	13,665	314,167
Pharming Group NV (a) (b)	390,810	327,123
Pharvaris NV (a) (b)	7,363	136,363
PostNL NV (b)	208,251	291,918
Sligro Food Group NV	6,975	98,084
TKH Group NV	3,623	152,923
TomTom NV (a) (b)	45,273	260,466
Van Lanschot Kempen NV	19,358	921,432
		6,712,262
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	273,280	92,153
Fletcher Building Ltd. (a)	85,776	160,996
Security Description	Shares	Value
Kiwi Property Group Ltd. REIT	13,137	$7,732
Oceania Healthcare Ltd. (a) (b)	154,613	72,796
SKYCITY Entertainment Group Ltd. (b)	346,913	304,598
Summerset Group Holdings Ltd.	86,094	654,589
		1,292,864
NORWAY — 1.3%
Aker Carbon Capture ASA (a)	252,967	152,270
Avance Gas Holding Ltd. (d)	29,371	294,473
Bonheur ASA	4,421	112,071
BW Offshore Ltd.	110,269	297,327
Crayon Group Holding ASA (a) (d)	65,259	772,626
DNO ASA	138,195	149,706
DOF Group ASA (a)	33,143	275,650
Elkem ASA (a) (d)	92,130	179,315
Elmera Group ASA (d)	62,028	200,819
Europris ASA (d)	87,002	555,913
FLEX LNG Ltd.	23,206	598,842
Freyr Battery, Inc. (a) (b)	116,156	112,683
Grieg Seafood ASA	28,798	159,539
Hexagon Composites ASA (a)	55,073	234,773
Hexagon Purus ASA (a)	63,485	70,521
Kitron ASA	177,978	483,275
LINK Mobility Group Holding ASA (a)	120,480	275,101
MPC Container Ships ASA	215,123	497,334
NEL ASA (a)	789,842	374,200
Norwegian Air Shuttle ASA	251,441	309,388
Nykode Therapeutics ASA (a)	160,298	69,826
Odfjell Drilling Ltd.	30,601	147,882
Opera Ltd. ADR (b)	16,629	256,918
Pexip Holding ASA	36,651	135,014
PhotoCure ASA (a)	15,123	79,257
Protector Forsikring ASA	57,885	1,329,976
SFL Corp. Ltd.	64,481	746,045
SpareBank 1 Nord Norge	39,809	409,177
		9,279,921
PERU — 0.1%
Hochschild Mining PLC (a)	207,122	510,083
PORTUGAL — 0.3%
Altri SGPS SA	123,849	693,873
Greenvolt-Energias Renovaveis SA (a)	42,509	393,770
Mota-Engil SGPS SA (b)	40,197	115,116
REN - Redes Energeticas Nacionais SGPS SA	317,888	856,791
		2,059,550
SINGAPORE — 1.1%
AEM Holdings Ltd. (b)	187,924	206,687
AIMS APAC REIT	403,604	415,567
CapitaLand China Trust REIT (b)	954,934	636,871
Capitaland India Trust (b)	452,700	409,619

See accompanying notes to financial statements.
176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
CDL Hospitality Trusts REIT	711,080	$565,758
Digital Core REIT Management Pte. Ltd.	250,000	153,750
Dyna-Mac Holdings Ltd.	530,900	260,895
ESR-LOGOS REIT	678,400	153,460
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust REIT	446,000	222,652
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd.	71,100	404,860
IGG, Inc.	446,000	243,455
Keppel Pacific Oak U.S. REIT (a)	437,700	118,179
Lendlease Global Commercial REIT (b)	1,733,297	817,976
Manulife U.S. Real Estate Investment Trust (a)	2,914,655	361,417
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd. (b)	236,900	159,843
Parkway Life Real Estate Investment Trust	47,600	155,944
Prestige Biopharm Ltd. (a)	11,703	134,239
Prime U.S. REIT (b)	462,170	86,426
Raffles Medical Group Ltd.	516,274	370,493
Sheng Siong Group Ltd.	548,800	654,964
Singapore Post Ltd.	1,007,200	365,326
Starhill Global REIT	1,052,601	447,479
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	525,392	438,510
		7,784,370
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Scatec ASA (a) (d)	57,543	454,273
		454,273
SOUTH KOREA — 10.7%
AbClon, Inc. (a)	9,684	106,267
ABLBio, Inc. (a)	15,590	369,573
Advanced Nano Products Co. Ltd.	3,721	267,757
Advanced Process Systems Corp.	7,998	119,447
Ahnlab, Inc.	2,929	120,726
Air Busan Co. Ltd. (a)	27,529	50,734
Amicogen, Inc. (a)	37,104	134,774
AMOREPACIFIC Group	8,436	179,661
Ananti, Inc. (a)	21,333	83,035
APAM Corp. (a) (c)	6,724	—
APR Corp. (a)	1,621	330,348
Aprogen, Inc. (a)	86,293	80,770
AptaBio Therapeutics, Inc. (a)	13,345	80,517
Asiana Airlines, Inc. (a)	15,805	114,335
BGF Co. Ltd.	33,814	92,053
BGF retail Co. Ltd.	1,831	160,599
Security Description	Shares	Value
BH Co. Ltd.	16,680	$233,038
Binex Co. Ltd. (a)	16,227	305,257
Binggrae Co. Ltd.	4,129	203,340
Bioneer Corp. (a)	9,798	204,921
BNC Korea Co. Ltd. (a)	21,206	93,243
Boditech Med, Inc.	10,493	134,001
Boryung	27,395	226,668
BSJ Holdings, Inc. (a)	33,459	2,559
Bukwang Pharmaceutical Co. Ltd. (a)	19,817	76,831
BusinessOn Communication Co. Ltd. (a)	2,799	33,925
Cafe24 Corp. (a)	13,318	309,093
Cellivery Therapeutics, Inc. (a) (c)	22,930	87,848
Chabiotech Co. Ltd. (a)	27,479	358,276
Cheryong Electric Co. Ltd.	3,536	160,887
Chong Kun Dang Pharmaceutical Corp.	5,046	433,716
CJ CGV Co. Ltd. (a)	51,187	226,245
CJ ENM Co. Ltd. (a)	2,793	149,720
CJ Logistics Corp.	4,559	324,572
CMG Pharmaceutical Co. Ltd. (a)	56,857	94,783
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	1,845	31,462
Com2uSCorp	6,835	219,000
Cosmax, Inc.	6,022	672,335
Cosmecca Korea Co. Ltd. (a)	2,932	205,825
Cosmochemical Co. Ltd. (a)	15,151	272,850
Creative & Innovative System (a)	27,486	207,033
Cuckoo Homesys Co. Ltd.	6,661	117,919
Daea TI Co. Ltd. (a)	33,772	67,534
Daeduck Electronics Co. Ltd.	29,293	421,351
Daejoo Electronic Materials Co. Ltd. (a)	5,339	457,267
Daesang Corp.	17,166	280,259
Daewon Pharmaceutical Co. Ltd.	12,495	140,075
Daewoong Co. Ltd.	21,450	385,467
Daewoong Pharmaceutical Co. Ltd.	4,050	428,321
Daishin Securities Co. Ltd. Preference Shares	61,045	718,424
Danal Co. Ltd. (a)	23,866	60,500
Daou Technology, Inc.	19,215	271,687
Dasan Networks, Inc. (a)	10,378	24,999
Dawonsys Co. Ltd. (a)	23,885	197,626
DB HiTek Co. Ltd.	28,370	874,292
Dentium Co. Ltd.	5,406	337,332
Devsisters Co. Ltd. (a)	4,605	137,337
DGB Financial Group, Inc.	99,611	616,237
DI Dong Il Corp.	6,909	193,370
DIO Corp. (a)	5,702	71,291
DL Holdings Co. Ltd.	8,436	283,522

See accompanying notes to financial statements.
177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
DMS Co. Ltd.	44,117	$194,659
Dong-A Socio Holdings Co. Ltd.	4,377	392,615
Dong-A ST Co. Ltd.	4,833	263,141
Dongjin Semichem Co. Ltd.	21,978	487,392
DongKook Pharmaceutical Co. Ltd.	16,531	214,270
Dongkuk CM Co. Ltd.	9,587	48,093
Dongkuk Steel Mill Co. Ltd.	15,945	112,787
Dongsuh Cos., Inc.	26,390	386,254
Dongsung Finetec Co. Ltd.	9,720	84,958
Dongwha Enterprise Co. Ltd. (a)	6,951	66,549
Dongwha Pharm Co. Ltd.	31,346	186,010
Dongwon F&B Co. Ltd.	2,211	55,372
Doosan Fuel Cell Co. Ltd. (a)	10,877	157,869
Doosan Tesna, Inc.	6,174	147,067
DoubleUGames Co. Ltd.	7,978	305,039
Douzone Bizon Co. Ltd.	7,234	289,869
Dreamtech Co. Ltd.	35,666	233,464
Duk San Neolux Co. Ltd. (a)	5,159	123,876
E Investment&Development Co. Ltd. (a)	54,672	58,196
Echo Marketing, Inc. (a)	55,468	455,977
Eco&Dream Co. Ltd. (a)	8,365	287,853
Ecopro HN Co. Ltd.	4,139	175,030
E-MART, Inc.	9,463	428,393
EM-Tech Co. Ltd.	15,004	322,408
ENF Technology Co. Ltd.	21,891	374,978
Enplus Co. Ltd. (a)	37,248	47,653
Enzychem Lifesciences Corp. (a)	26,022	29,928
Eo Technics Co. Ltd.	7,352	861,303
Eoflow Co. Ltd. (a)	16,394	75,470
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	60,793
E-TRON Co. Ltd. (a)	400,758	83,051
Eubiologics Co. Ltd. (a)	14,380	129,098
Eugene Corp.	47,505	125,874
Eugene Investment & Securities Co. Ltd.	114,356	376,902
Eugene Technology Co. Ltd.	4,322	125,426
F&F Co. Ltd.	3,805	199,314
Fadu, Inc. (a)	12,107	138,411
Fila Holdings Corp.	27,350	883,641
Fine M-Tec Co. Ltd. (a)	11,816	54,756
Foosung Co. Ltd. (a)	43,127	216,344
FutureChem Co. Ltd. (a)	9,313	192,285
GC Cell Corp.	6,348	154,368
GemVax & Kael Co. Ltd. (a)	13,117	198,204
GeneOne Life Science, Inc. (a)	53,906	107,796
Genexine, Inc. (a)	21,128	99,525
Genome & Co. (a)	18,280	50,463
Genomictree, Inc. (a)	9,669	112,387
GI Innovation, Inc. (a)	21,422	201,164
GOLFZON Co. Ltd.	2,133	112,383
Gradiant Corp.	6,652	62,059
Grand Korea Leisure Co. Ltd.	15,637	148,992
Security Description	Shares	Value
Gravity Co. Ltd. ADR	1,330	$78,842
Green Cross Holdings Corp.	14,949	177,074
GS Engineering & Construction Corp. (a)	40,121	562,682
GS Retail Co. Ltd.	8,824	144,064
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	16,261	365,583
Hana Tour Service, Inc.	5,648	218,111
Hanall Biopharma Co. Ltd. (a)	16,082	476,545
Hancom, Inc.	11,042	157,984
Handsome Co. Ltd.	11,810	149,646
Hanil Cement Co. Ltd.	11,496	121,052
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,323	78,235
Hankook & Co. Co. Ltd.	14,915	194,920
Hanmi Science Co. Ltd.	6,884	167,928
Hanon Systems	60,282	196,146
Hansae Co. Ltd.	11,856	145,061
Hansol Chemical Co. Ltd.	3,919	402,779
Hansol Paper Co. Ltd.	25,971	187,479
Hanwha Engine (a)	21,047	216,634
Hanwha General Insurance Co. Ltd.	46,861	179,890
Hanwha Investment & Securities Co. Ltd. (a)	89,956	228,725
Harim Holdings Co. Ltd.	66,206	282,503
HD Hyundai Construction Equipment Co. Ltd.	7,555	303,309
HD Hyundai Infracore Co. Ltd.	51,324	294,357
HDC Holdings Co. Ltd.	16,110	134,281
HDC Hyundai Development Co-Engineering & Construction	15,076	257,089
Hecto Innovation Co. Ltd.	10,205	98,093
Helixmith Co. Ltd. (a)	23,815	63,376
HFR, Inc.	4,523	30,956
HK inno N Corp.	12,801	478,190
HL Holdings Corp.	3,065	82,971
HL Mando Co. Ltd.	8,963	252,228
HLB Global Co. Ltd. (a)	30,090	116,890
HLB Life Science Co. Ltd. (a)	42,038	350,076
Hlb Pharma Ceutical Co. Ltd. (a)	12,750	254,474
HLB Therapeutics Co. Ltd. (a)	29,601	215,720
Homecast Co. Ltd. (a)	22,120	50,576
Hotel Shilla Co. Ltd.	6,076	222,094
HPSP Co. Ltd.	15,842	376,758
HS Industries Co. Ltd.	36,723	111,486
Humasis Co. Ltd. (a)	58,962	72,773
Humedix Co. Ltd.	1,387	35,319
Huons Co. Ltd.	4,725	103,880
Huons Global Co. Ltd.	2,891	71,849
Hyosung Advanced Materials Corp.	3,105	687,388
Hyosung Chemical Corp. (a)	1,923	70,585
Hyosung TNC Corp.	2,849	691,716
HYULIM A-TECH Co. Ltd. (a)	13,383	6,560

See accompanying notes to financial statements.
178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Hyundai Bioland Co. Ltd.	27,477	$125,860
Hyundai Bioscience Co. Ltd. (a)	20,258	296,659
HYUNDAI Corp.	2,826	40,476
Hyundai Department Store Co. Ltd.	4,332	161,990
Hyundai Elevator Co. Ltd.	10,573	367,876
Hyundai GF Holdings	24,281	85,226
Hyundai Green Food	12,581	114,102
Hyundai Home Shopping Network Corp.	1,981	70,593
Il Dong Pharmaceutical Co. Ltd. (a)	9,552	101,385
Iljin Diamond Co. Ltd.	3,270	33,033
Iljin Electric Co. Ltd.	10,054	170,680
Ilyang Pharmaceutical Co. Ltd.	8,677	86,657
InBody Co. Ltd.	8,932	169,050
Innocean Worldwide, Inc.	11,957	175,007
InnoWireless Co. Ltd.	5,733	72,117
Innox Advanced Materials Co. Ltd.	6,336	132,030
Inscobee, Inc. (a)	58,922	53,889
Insun ENT Co. Ltd. (a)	40,180	186,812
Intellian Technologies, Inc.	3,670	154,355
Interojo Co. Ltd.	5,153	98,119
iNtRON Biotechnology, Inc.	16,331	72,432
IS Dongseo Co. Ltd.	6,371	109,131
ISC Co. Ltd.	2,124	94,043
ISU Specialty Chemical (a)	9,030	354,930
Jahwa Electronics Co. Ltd. (a)	24,532	329,607
Jeju Air Co. Ltd. (a)	21,703	149,533
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	7,585	96,458
Jin Air Co. Ltd. (a)	23,133	179,906
Joongang Advanced Materials Co. Ltd. (a)	28,075	215,549
Jusung Engineering Co. Ltd.	15,825	324,318
JW Pharmaceutical Corp.	7,182	151,307
JYP Entertainment Corp.	14,953	576,303
KC Co. Ltd.	6,512	102,583
KEPCO Plant Service & Engineering Co. Ltd.	15,631	503,223
KG Dongbusteel	22,944	117,378
KG Eco Solution Co. Ltd.	13,246	58,750
Kginicis Co. Ltd.	16,670	122,759
KH FEELUX Co. Ltd. (a)	2,751	2,790
KH Vatec Co. Ltd.	8,413	64,656
KINX, Inc.	4,984	287,370
KMW Co. Ltd. (a)	15,664	89,478
Koh Young Technology, Inc.	24,674	199,626
Kolmar BNH Co. Ltd.	29,765	342,558
Kolmar Korea Co. Ltd.	9,445	537,362
Kolon Industries, Inc.	9,649	264,523
KoMiCo Ltd.	2,546	111,948
Komipharm International Co. Ltd. (a)	19,011	58,878
KONA I Co. Ltd.	6,882	77,467
Korea Electric Terminal Co. Ltd.	6,203	331,567
Security Description	Shares	Value
Korea Electronic Power Industrial Development Co. Ltd.	24,254	$245,192
Korea Line Corp. (a)	95,721	151,154
Korea Petrochemical Ind Co. Ltd.	2,717	241,636
Korea United Pharm, Inc.	7,647	120,462
Korean Reinsurance Co.	134,655	848,480
Kukdo Chemical Co. Ltd.	2,719	71,213
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	22,290
Kumho Tire Co., Inc. (a)	54,958	190,380
Kwang Dong Pharmaceutical Co. Ltd.	19,919	88,651
L&C Bio Co. Ltd.	7,961	125,104
LabGenomics Co. Ltd. (a)	24,163	61,438
Lake Materials Co. Ltd. (a)	16,465	215,051
LB Semicon, Inc. (a)	12,257	40,022
LEMON Co. Ltd. (a)	1,684	5,067
LF Corp.	2,862	32,588
Lime Co. Ltd. (a) (c)	2,258	—
Lotte Chilsung Beverage Co. Ltd.	2,906	288,889
Lotte Energy Materials Corp.	9,270	292,058
LOTTE Fine Chemical Co. Ltd.	14,671	538,509
Lotte Tour Development Co. Ltd. (a)	22,257	173,263
Lotte Wellfood Co. Ltd.	2,005	216,338
LS Materials Ltd.	18,350	258,895
Lunit, Inc. (a)	9,965	327,671
LX International Corp.	24,527	562,675
LX Semicon Co. Ltd.	5,224	256,866
Macrogen, Inc.	8,297	111,667
Maeil Dairies Co. Ltd.	980	29,639
Magnachip Semiconductor Corp. (a)	24,561	114,700
Mcnex Co. Ltd.	5,007	70,719
Medipost Co. Ltd. (a)	14,253	61,908
MedPacto, Inc. (a)	20,407	94,568
Medytox, Inc.	2,967	436,530
Meerecompany, Inc.	487	7,765
MegaStudyEdu Co. Ltd.	4,986	169,098
Mezzion Pharma Co. Ltd. (a)	10,151	210,363
Miwon Commercial Co. Ltd.	992	151,034
Modetour Network, Inc.	8,236	66,634
Myoung Shin Industrial Co. Ltd.	12,892	128,358
Namhae Chemical Corp.	21,161	106,315
Namsun Aluminum Co. Ltd. (a)	39,169	42,353
Naturecell Co. Ltd. (a)	34,180	257,454
Neowiz	10,425	171,000
NEPES Corp. (a)	10,333	70,088
NewGLAB Pharma Co. Ltd. (a) (c)	15,902	8,408
NEXTIN, Inc.	3,658	146,857
NHN Corp.	16,965	221,322
NHN KCP Corp.	14,499	84,264
NICE Holdings Co. Ltd.	5,792	47,525

See accompanying notes to financial statements.
179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
NICE Information Service Co. Ltd.	28,477	$231,048
NKMax Co. Ltd. (a)	39,090	60,382
NongShim Co. Ltd.	1,052	309,719
OCI Holdings Co. Ltd.	2,845	154,248
OliX Pharmaceuticals, Inc. (a)	5,215	66,678
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	13,193	160,410
Oscotec, Inc. (a)	13,058	346,496
Ottogi Corp.	1,312	427,902
Pan Ocean Co. Ltd.	76,779	234,558
Paradise Co. Ltd.	26,338	243,098
Park Systems Corp.	2,022	298,422
Partron Co. Ltd.	8,057	44,176
People & Technology, Inc. (a)	8,956	383,525
Peptron, Inc. (a)	13,537	532,081
PharmaResearch Co. Ltd.	3,006	442,958
Pharmicell Co. Ltd. (a)	39,938	165,225
PI Advanced Materials Co. Ltd. (a)	9,318	153,198
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	16,857	790,192
Posco M-Tech Co. Ltd.	22,852	317,170
Power Logics Co. Ltd. (a)	16,596	68,658
Prestige Biologics Co. Ltd. (a)	13,875	63,131
PSK, Inc.	21,951	383,559
RAPHAS Co. Ltd. (a)	4,205	61,417
Reyon Pharmaceutical Co. Ltd.	3,766	40,001
RFHIC Corp.	5,012	46,644
S&S Tech Corp.	4,603	91,166
Sam-A Aluminum Co. Ltd.	4,359	170,000
Sambu Engineering & Construction Co. Ltd. (a)	76,746	31,163
Samjin Pharmaceutical Co. Ltd.	10,638	151,390
Samsung Pharmaceutical Co. Ltd. (a)	47,338	66,028
Samwha Capacitor Co. Ltd.	3,867	106,899
Samyang Holdings Corp.	4,173	248,587
Sang-A Frontec Co. Ltd.	4,021	69,338
SD Biosensor, Inc. (a)	42,362	297,380
SeAH Besteel Holdings Corp.	7,417	116,555
Sebang Global Battery Co. Ltd.	2,428	157,262
Seegene, Inc.	16,072	304,184
Seobu T&D	17,464	82,399
Seojin System Co. Ltd. (a)	47,338	970,145
Seoul Semiconductor Co. Ltd.	24,853	165,155
SFA Engineering Corp.	20,479	412,649
SFA Semicon Co. Ltd. (a)	32,848	93,568
SGC Energy Co. Ltd.	4,926	105,474
Shin Poong Pharmaceutical Co. Ltd. (a)	14,843	141,313
Shinsegae International, Inc.	6,688	70,117
Shinsung Delta Tech Co. Ltd.	6,716	241,380
Shinsung E&G Co. Ltd. (a)	214,386	277,225
SIMMTECH Co. Ltd.	8,219	120,674
SK Chemicals Co. Ltd.	4,049	157,910
Security Description	Shares	Value
SK Discovery Co. Ltd.	4,073	$107,455
SK Eternix Co. Ltd. (a)	13,450	184,003
SK IE Technology Co. Ltd. (a) (d)	18,853	521,892
SK Networks Co. Ltd.	78,965	293,167
SK oceanplant Co. Ltd. (a)	10,034	114,788
SK Securities Co. Ltd.	321,065	127,179
SL Corp.	6,901	187,077
SM Entertainment Co. Ltd.	5,378	275,131
Solid, Inc.	17,893	62,257
SOLUM Co. Ltd. (a)	15,375	238,673
Solus Advanced Materials Co. Ltd.	18,364	175,537
Songwon Industrial Co. Ltd.	15,931	160,808
Soop Co. Ltd.	5,241	401,982
Soulbrain Co. Ltd.	938	159,238
Soulbrain Holdings Co. Ltd.	4,445	190,349
ST Pharm Co. Ltd.	8,268	636,681
STIC Investments, Inc.	15,058	94,077
Sungshin Cement Co. Ltd.	15,697	96,028
Synopex, Inc. (a)	35,357	201,159
Taekwang Industrial Co. Ltd.	403	201,854
Taihan Electric Wire Co. Ltd. (a)	87,120	801,448
TCC Steel	10,503	307,613
TechWing, Inc.	34,818	991,795
Theragen Etex Co. Ltd. (a)	20,044	53,034
TKG Huchems Co. Ltd.	21,854	321,535
Tokai Carbon Korea Co. Ltd.	1,692	119,554
Toptec Co. Ltd.	10,424	44,878
Tovis Co. Ltd.	8,413	123,779
TSE Co. Ltd. (a)	2,914	110,303
TY Holdings Co. Ltd. (a)	24,835	67,989
UBCare Co. Ltd.	26,873	81,788
Unid Co. Ltd.	3,502	208,347
Union Semiconductor Equipment & Materials Co. Ltd.	52,840	311,941
Unison Co. Ltd. (a)	137,231	81,014
UTI, Inc. (a)	4,875	85,183
Value Added Technology Co. Ltd.	4,045	74,701
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,893	109,771
Voronoi, Inc. (a)	4,515	334,905
VT Co. Ltd. (a)	10,268	265,396
Vuno, Inc. (a)	6,467	167,399
Webzen, Inc.	11,873	155,528
Wellbiotec Co. Ltd. (a)	54,639	22,771
Wemade Co. Ltd. (a)	9,561	248,585
Whanin Pharmaceutical Co. Ltd.	9,803	100,151
WiSoL Co. Ltd.	6,692	32,547
Won Tech Co. Ltd.	41,308	221,118
Wonik Holdings Co. Ltd. (a)	106,092	203,227
WONIK IPS Co. Ltd. (a)	17,397	413,074
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	74,685	409,491
Woori Technology, Inc. (a)	99,885	171,096

See accompanying notes to financial statements.
180

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Wysiwyg Studios Co. Ltd. (a)	54,282	$59,359
YG Entertainment, Inc.	5,988	170,569
Young Poong Corp.	588	160,298
Youngone Corp.	5,141	158,826
Yuanta Securities Korea Co. Ltd.	78,299	174,237
Yungjin Pharmaceutical Co. Ltd. (a)	55,989	100,829
Zinus, Inc.	4,588	68,590
		73,947,091
SPAIN — 0.9%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (b) (d)	13,140	374,688
Amper SA (a) (b)	1,071,159	126,241
Atresmedia Corp. de Medios de Comunicacion SA	53,040	281,178
Audax Renovables SA (a)	82,480	171,216
Befesa SA (d)	16,931	491,292
Construcciones y Auxiliar de Ferrocarriles SA	11,886	473,574
Ence Energia y Celulosa SA (b)	56,170	188,316
Ercros SA	65,361	254,947
Faes Farma SA	207,664	861,001
Global Dominion Access SA (b) (d)	43,935	143,914
Lar Espana Real Estate Socimi SA REIT	25,843	232,179
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	122,953	148,200
Melia Hotels International SA	38,053	276,261
Neinor Homes SA (d)	24,955	418,323
Obrascon Huarte Lain SA (a) (b)	113,634	33,455
Pharma Mar SA	6,426	356,435
Prosegur Cash SA (b) (d)	214,376	139,964
Solaria Energia y Medio Ambiente SA (a) (b)	22,077	282,610
Talgo SA (a) (b) (d)	40,525	157,393
Tecnicas Reunidas SA (a)	41,725	551,821
Tubacex SA (b)	84,287	312,308
		6,275,316
SWEDEN — 4.6%
AcadeMedia AB (d)	53,089	353,522
Addnode Group AB	51,971	568,591
AFRY AB	42,999	784,762
Alimak Group AB (d)	41,409	463,250
Alleima AB	97,376	685,895
Ambea AB (d)	27,258	242,016
AQ Group AB	11,771	139,488
Arjo AB Class B	118,375	522,239
Attendo AB (d)	50,104	236,270
Betsson AB Class B	64,695	795,237
BHG Group AB (a) (b)	44,815	67,820
BICO Group AB (a) (b)	38,939	170,867
BioArctic AB (a) (d)	14,520	227,041
Security Description	Shares	Value
BioGaia AB Class B	54,861	$607,787
Biotage AB	41,009	755,320
Bonava AB Class B (a)	185,585	149,213
BoneSupport Holding AB (a) (d)	22,952	691,055
Boozt AB (a) (d)	20,543	226,576
Bravida Holding AB (d)	99,823	752,863
Bufab AB	23,080	829,701
Byggmax Group AB	32,257	133,017
Cellavision AB	17,329	500,897
Cibus Nordic Real Estate AB publ (b)	45,063	782,865
Cint Group AB (a) (b)	114,235	110,892
Clas Ohlson AB Class B	27,646	459,830
Cloetta AB Class B	112,924	272,490
Coor Service Management Holding AB (d)	44,818	199,317
Creades AB Class A	20,364	167,045
Dios Fastigheter AB	71,336	616,130
Duni AB	17,308	180,651
Dustin Group AB (a) (d)	176,780	145,535
Dynavox Group AB (a)	40,589	240,653
Electrolux Professional AB Class B	84,267	556,981
Eolus Vind AB Class B (b)	11,180	57,132
Fagerhult Group AB	36,827	236,150
G5 Entertainment AB	3,562	32,083
GARO AB (b)	31,628	68,332
Genovis AB (a) (b)	38,425	103,108
Granges AB	52,219	627,456
Hansa Biopharma AB (a) (b)	31,368	123,967
Hexatronic Group AB (a) (b)	74,477	379,269
Hoist Finance AB (a) (d)	75,321	644,233
Humana AB (a)	13,450	47,237
Instalco AB	138,866	572,638
Intrum AB (b)	30,000	142,030
INVISIO AB	17,814	405,958
Inwido AB	31,757	588,673
JM AB	8,147	163,155
KNOW IT AB	23,285	362,026
Lindab International AB	35,556	994,779
MEKO AB	15,133	210,500
MIPS AB	10,865	579,875
Modern Times Group MTG AB Class B (a)	51,073	398,039
NCAB Group AB	122,265	813,564
NCC AB Class B	41,111	688,252
New Wave Group AB Class B	90,286	1,017,172
Nobia AB (a)	216,703	114,481
Nolato AB Class B	87,322	481,552
Note AB (a) (b)	17,661	198,274
NP3 Fastigheter AB	18,732	491,557
OW Bunker AS (a) (c)	983	—
OX2 AB (a)	97,660	577,100
Platzer Fastigheter Holding AB Class B	42,801	466,155
PowerCell Sweden AB (a) (b)	35,410	162,438

See accompanying notes to financial statements.
181

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Ratos AB Class B	98,129	$335,532
Re:NewCell AB (a) (b)	21,307	11,140
Samhallsbyggnadsbolaget i Norden AB (b)	1,004,560	725,924
Scandi Standard AB	29,746	246,793
Scandic Hotels Group AB (a) (d)	22,511	156,564
Sdiptech AB Class B (a)	13,834	406,698
Sedana Medical AB (a) (b)	48,870	115,707
SkiStar AB	22,141	360,185
Smart Eye AB (a) (b)	11,062	75,299
Stillfront Group AB (a)	226,561	145,615
Storskogen Group AB Class B	620,143	595,512
Storytel AB (a)	25,611	132,393
Surgical Science Sweden AB (a) (b)	30,158	377,548
Svolder AB Class B	55,982	344,344
SwedenCare AB	42,826	187,078
Tethys Oil AB (b)	33,798	181,050
Troax Group AB	15,164	318,641
Truecaller AB Class B	39,695	150,845
Vestum AB (a) (b)	85,678	88,411
Vitec Software Group AB Class B	16,740	868,658
VNV Global AB (a) (b)	65,049	133,864
Xvivo Perfusion AB (a)	11,975	603,676
		31,944,478
SWITZERLAND — 1.2%
Arbonia AG (a)	20,750	318,304
Aryzta AG (a)	454,768	873,901
Ascom Holding AG	40,613	266,244
Autoneum Holding AG	1,805	256,344
Basilea Pharmaceutica AG (a)	3,627	199,290
Bystronic AG (b)	281	115,591
Coltene Holding AG	2,323	140,446
DocMorris AG (a) (b)	10,328	456,682
Forbo Holding AG	153	159,792
Gurit Holding AG Class BR (b)	2,382	74,830
Huber & Suhner AG	7,839	814,055
Implenia AG	8,389	314,755
Intershop Holding AG	1,895	268,227
Komax Holding AG (b)	3,317	471,863
Kongsberg Automotive ASA (a)	995,004	149,827
Kuros Biosciences AG (a) (b)	10,038	218,003
Leonteq AG (b)	3,715	118,908
Medmix AG (d)	9,848	120,714
Meyer Burger Technology AG (a) (b)	11,295	21,558
Mobilezone Holding AG	18,642	303,647
Orior AG (b)	5,872	355,710
Rieter Holding AG	1,494	174,098
Schweiter Technologies AG	345	174,432
Sensirion Holding AG (a) (b) (d)	4,106	355,329
u-blox Holding AG (b)	2,759	254,461
Valiant Holding AG	6,729	792,914
Vetropack Holding AG (b)	6,107	230,221
Security Description	Shares	Value
Zehnder Group AG	2,912	$191,245
		8,191,391
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	307,721	473,025
UNITED KINGDOM — 7.5%
4imprint Group PLC	14,360	959,236
abrdn Property Income Trust Ltd. REIT	172,183	141,115
AG Barr PLC	61,505	514,798
Alpha Group International PLC	12,843	380,716
Alphawave IP Group PLC (a) (b)	171,443	239,623
AO World PLC (a)	162,937	245,656
Ascential PLC	131,439	998,771
Ashmore Group PLC	58,993	162,217
ASOS PLC (a) (b)	26,725	153,643
Assura PLC REIT	362,449	206,623
Aston Martin Lagonda Global Holdings PLC (a) (d)	68,463	110,567
Auction Technology Group PLC (a) (b)	43,833	246,941
Autolus Therapeutics PLC ADR (a) (b)	72,300	262,449
Avon Technologies PLC	16,808	275,054
Bicycle Therapeutics PLC ADR (a) (b)	26,399	597,409
Bodycote PLC	85,531	690,656
Breedon Group PLC	32,684	187,638
Bytes Technology Group PLC	107,264	740,974
Capita PLC (a)	779,598	199,104
Capricorn Energy PLC	68,664	183,284
Card Factory PLC	203,111	287,700
Chemring Group PLC	102,638	505,950
Clarkson PLC	15,372	758,787
Close Brothers Group PLC	28,389	156,735
CLS Holdings PLC REIT	152,696	190,481
CMC Markets PLC (d)	108,178	453,451
Compass Pathways PLC ADR (a) (b)	25,517	160,757
Costain Group PLC	319,638	422,744
Crest Nicholson Holdings PLC	125,051	323,733
Currys PLC (a)	487,503	584,924
Custodian Property Income REIT PLC	124,071	142,125
DiscoverIE Group PLC	59,803	487,718
Domino's Pizza Group PLC	75,492	304,593
Dowlais Group PLC	177,679	139,065
Ecora Resources PLC	125,948	118,089
Elementis PLC	266,544	582,057
Empiric Student Property PLC REIT	563,906	736,729
Endava PLC ADR (a)	19,204	490,470
EnQuest PLC (a)	720,478	99,927
Essentra PLC	149,004	305,396
Evoke PLC (a) (b)	132,290	115,252
Exscientia PLC ADR (a)	25,152	122,742
FDM Group Holdings PLC	60,706	313,498

See accompanying notes to financial statements.
182

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Firstgroup PLC	328,956	$644,659
Forterra PLC (d)	198,292	462,803
Funding Circle Holdings PLC (a) (d)	88,840	164,448
Future PLC	43,893	595,235
GB Group PLC	36,671	152,977
Genius Sports Ltd. (a) (b)	135,859	1,065,135
Genuit Group PLC	109,472	704,099
Genus PLC	6,068	163,193
Global Ship Lease, Inc. Class A	7,497	199,795
Great Portland Estates PLC REIT	181,103	864,804
Gym Group PLC (a) (d)	161,380	333,359
Halfords Group PLC	87,044	175,602
Hammerson PLC REIT	350,483	1,494,747
Helical PLC REIT	72,850	219,864
Hilton Food Group PLC	53,650	646,231
Hollywood Bowl Group PLC	75,669	314,645
Hunting PLC	69,538	349,780
Ibstock PLC (d)	209,612	522,963
Immunocore Holdings PLC ADR (a)	29,353	913,759
Impax Asset Management Group PLC (b)	30,397	154,122
Indivior PLC (a)	41,482	409,802
IntegraFin Holdings PLC	161,636	802,198
IP Group PLC (a)	476,516	317,670
J D Wetherspoon PLC (a)	78,322	778,999
John Wood Group PLC (a)	345,829	587,733
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	261,231	303,799
Just Group PLC	474,445	885,864
Kainos Group PLC	22,005	260,630
Keller Group PLC	54,255	1,176,042
Kier Group PLC	182,236	336,841
Lancashire Holdings Ltd.	129,351	1,191,978
Launchmycareer Holdings PLC (a) (c)	399,295	40,170
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	96,370	201,396
Marshalls PLC	101,543	453,561
Marston's PLC (a)	549,029	305,622
Mears Group PLC	28,869	146,374
Mereo Biopharma Group PLC ADR (a) (b)	47,561	195,476
Mobico Group PLC (a)	363,473	358,589
Molten Ventures PLC (a)	60,342	326,996
MONY Group PLC	273,544	774,931
Moonpig Group PLC (a)	114,772	314,826
Morgan Advanced Materials PLC	173,689	644,183
Morgan Sindall Group PLC	22,544	931,373
NCC Group PLC	195,554	467,430
On the Beach Group PLC (d)	75,649	141,655
Oxford Biomedica PLC (a)	33,968	171,089
Oxford Instruments PLC	21,205	604,420
Security Description	Shares	Value
Oxford Nanopore Technologies PLC (a)	71,411	$152,397
Pagegroup PLC	144,416	749,279
PayPoint PLC	32,657	296,118
Petrofac Ltd. (a) (b)	190,139	37,109
Pets at Home Group PLC	37,313	152,852
Picton Property Income Ltd. REIT	342,232	342,453
Premier Foods PLC	374,787	921,989
Primary Health Properties PLC REIT	167,248	228,825
PZ Cussons PLC	195,441	252,717
Reach PLC	132,230	165,306
Regional REIT Ltd. (b) (d)	42,830	78,132
Renewi PLC	43,275	370,339
S4 Capital PLC (a) (b)	169,000	87,864
Sabre Insurance Group PLC (d)	117,525	223,221
Schroder Real Estate Investment Trust Ltd.	566,573	393,666
Senior PLC	407,221	834,633
SIG PLC (a) (b)	331,736	87,215
Silence Therapeutics PLC ADR (a) (b)	8,159	148,331
Spire Healthcare Group PLC (d)	133,992	423,264
Spirent Communications PLC (a)	77,942	178,358
SSP Group PLC	69,418	148,330
SThree PLC	44,265	223,249
Supermarket Income REIT PLC	861,028	866,204
Synthomer PLC (a) (b)	93,757	279,189
Telecom Plus PLC	6,346	157,305
THG PLC (a) (b)	315,708	232,911
Trainline PLC (a) (d)	195,891	865,526
Treatt PLC (b)	20,066	120,716
Triple Point Social Housing REIT PLC (d)	179,086	155,661
Trustpilot Group PLC (a) (d)	141,938	430,278
TT Electronics PLC	51,326	65,817
Vanquis Banking Group PLC	174,077	138,464
Vesuvius PLC	96,453	505,218
Victrex PLC	43,638	568,948
Volution Group PLC	91,948	756,040
Watches of Switzerland Group PLC (a) (d)	28,758	184,000
Workspace Group PLC REIT	69,622	607,018
XPS Pensions Group PLC	96,846	375,423
Zigup PLC	107,730	556,339
		51,931,968
UNITED STATES — 1.6%
Access Bio, Inc. KDR (a)	19,764	95,971
Adaptimmune Therapeutics PLC ADR (a)	148,385	141,025
Avadel Pharmaceuticals PLC (a) (b)	37,595	493,058
Bitdeer Technologies Group Class A (a)	28,258	221,260

See accompanying notes to financial statements.
183

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Centessa Pharmaceuticals PLC ADR (a) (b)	48,592	$776,986
Civeo Corp.	8,119	222,461
DHT Holdings, Inc.	61,679	680,319
Diversified Energy Co. PLC (b)	29,983	339,437
Dole PLC	23,800	387,702
Energy Fuels, Inc. (a) (b)	86,886	477,859
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	79,817	370,351
Fiverr International Ltd. (a) (b)	24,737	639,946
Hecla Mining Co.	7,571	50,499
IMAX Corp. (a) (b)	34,358	704,683
Inmode Ltd. (a)	47,860	811,227
MDA Space Ltd. (a)	52,026	669,316
MeiraGTx Holdings PLC (a)	18,244	76,077
Navigator Holdings Ltd.	9,353	150,303
Nordic American Tankers Ltd. (b)	96,647	354,695
Pagaya Technologies Ltd. Class A (a)	29,651	313,411
Paysafe Ltd. (a) (b)	11,850	265,796
PolyPeptide Group AG (a) (d)	5,942	214,843
PureTech Health PLC (a)	81,646	160,769
REC Silicon ASA (a)	301,342	267,220
Riskified Ltd. Class A (a) (b)	96,492	456,407
Sims Ltd. (b)	20,080	176,360
Stratasys Ltd. (a)	30,745	255,491
Ur-Energy, Inc. (a)	141,191	168,017
UroGen Pharma Ltd. (a) (b)	14,940	189,738
Vobile Group Ltd. (a)	746,000	209,370
Zymeworks, Inc. (a)	36,013	451,963
		10,792,560
VIETNAM — 0.0% (f)
XP Power Ltd. (a)	11,194	197,899
TOTAL COMMON STOCKS (Cost $778,388,687)		681,225,388

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.0% (f)
GUERNSEY — 0.0% (f)
Cordiant Digital Infrastructure Ltd. (d)	138,195	160,158
LUXEMBOURG — 0.0% (f)
BBGI Global Infrastructure SA	86,272	151,594
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $309,200)		311,752
RIGHTS — 0.0%
AUSTRALIA — 0.0%
Select Harvests Ltd. (expiring 10/10/24) (a)	5,169	—
Security Description	Shares	Value
BELGIUM — 0.0% (f)
Montea NV (expiring 10/03/24) (a) (b)	7,430	$6,717
NEW ZEALAND — 0.0% (f)
Fletcher Building Ltd. (expiring 10/08/24) (a)	19,199	6,718
TOTAL RIGHTS (Cost $0)		13,435
WARRANTS — 0.0%
AUSTRALIA — 0.0%
Talga Group Ltd. (expiring 09/13/25) (a) (b)	20,954	—
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	19,800	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	3,478,097	3,478,097
State Street Navigator Securities Lending Portfolio II (i) (j)	53,714,814	53,714,814
TOTAL SHORT-TERM INVESTMENTS (Cost $57,192,911)		57,192,911
TOTAL INVESTMENTS — 106.8% (Cost $835,890,798)		738,743,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(47,040,523)
NET ASSETS — 100.0%		$691,702,963
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $228,386, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
184

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$680,286,258	$710,744	$228,386	$681,225,388
Mutual Funds and Exchange Traded Products	311,752	—	—	311,752
Rights	6,717	6,718	—	13,435
Warrants	—	0(a)	0(b)	0
Short-Term Investments	57,192,911	—	—	57,192,911
TOTAL INVESTMENTS	$737,797,638	$717,462	$228,386	$738,743,486
(a)	The Fund held a Level 2 security that was valued at $0 at September 30, 2024.
(b)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.
Sector Breakdown as of September 30, 2024

% of Net Assets
Industrials	21.2%
Materials	12.8
Consumer Discretionary	12.2
Information Technology	12.0
Health Care	9.1
Real Estate	8.7
Financials	8.4
Consumer Staples	6.0
Energy	3.5
Communication Services	3.2
Utilities	1.4
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(6.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
Meyer Burger Technology AG	1,437,355	$582,924	$159,863	$23,866	$(24,761)	$—*	—	$—*	$—
State Street Institutional Liquid Reserves Fund, Premier Class	1,699,939	1,700,279	27,739,420	29,440,961	1,262	—	—	—	54,424
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,650,555	1,172,458	—	—	3,478,097	3,478,097	5,930
State Street Navigator Securities Lending Portfolio II	65,038,274	65,038,274	113,483,948	124,807,408	—	—	53,714,814	53,714,814	1,019,846
Total		$67,321,477	$146,033,786	$155,444,693	$(23,499)	$—		$57,192,911	$1,080,200

See accompanying notes to financial statements.
185

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended September 30, 2024.
*	As of September 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
186

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 2.1%
ERO Copper Corp. (a)	35,700	$795,682
Wheaton Precious Metals Corp. (b)	181,076	11,071,378
		11,867,060
BURKINA FASO — 0.2%
IAMGOLD Corp. (a)	218,200	1,145,148
CANADA — 20.1%
Agnico Eagle Mines Ltd.	199,506	16,089,551
Alamos Gold, Inc. Class A	166,700	3,325,486
ARC Resources Ltd. (b)	86,873	1,470,015
Athabasca Oil Corp. (a)	81,500	289,574
B2Gold Corp.	522,500	1,616,677
Barrick Gold Corp.	701,489	13,967,989
Baytex Energy Corp.	95,000	284,096
Cameco Corp. (b)	63,143	3,019,852
Canadian Natural Resources Ltd.	311,767	10,364,156
Capstone Copper Corp. (a)	216,800	1,696,270
Cenovus Energy, Inc. (b)	191,709	3,209,932
Centerra Gold, Inc.	85,800	616,690
Franco-Nevada Corp.	76,818	9,551,714
Hudbay Minerals, Inc.	155,000	1,427,292
Imperial Oil Ltd. (b)	23,365	1,645,642
Ivanhoe Mines Ltd. Class A (a) (b)	238,410	3,550,693
Kinross Gold Corp.	490,600	4,601,134
MEG Energy Corp.	39,600	744,836
NexGen Energy Ltd. (a)	65,900	430,244
Novagold Resources, Inc. (a)	97,500	399,750
Nutrien Ltd. (b)	172,410	8,294,108
NuVista Energy Ltd. (a)	23,400	192,611
Pan American Silver Corp.	145,000	3,031,052
Parex Resources, Inc.	14,900	132,351
Parkland Corp.	20,100	518,662
Peyto Exploration & Development Corp.	28,300	322,603
PrairieSky Royalty Ltd.	30,900	628,773
Precision Drilling Corp. (a)	2,100	129,471
Secure Energy Services, Inc.	28,400	257,102
Stella-Jones, Inc.	17,200	1,130,455
Suncor Energy, Inc.	186,919	6,906,989
Tamarack Valley Energy Ltd.	73,500	212,728
Teck Resources Ltd. Class B	183,913	9,616,651
Tourmaline Oil Corp.	48,019	2,232,557
Veren, Inc.	83,800	516,713
Vermilion Energy, Inc.	23,300	227,662
West Fraser Timber Co. Ltd. (b)	19,885	1,939,558
Whitecap Resources, Inc.	86,900	649,684
		115,241,323
CHILE — 0.5%
Lundin Mining Corp.	263,300	2,761,731
Security Description	Shares	Value
GHANA — 0.0% (c)
Kosmos Energy Ltd. (a)	68,600	$276,458
TURKEY — 0.2%
Eldorado Gold Corp. (a)	81,500	1,418,309
UNITED KINGDOM — 1.1%
Anglogold Ashanti PLC	167,700	4,465,851
TechnipFMC PLC	62,700	1,644,621
		6,110,472
UNITED STATES — 75.0%
Alcoa Corp.	98,500	3,800,130
Alpha Metallurgical Resources, Inc.	4,600	1,086,428
Amcor PLC	504,000	5,710,320
Antero Resources Corp. (a)	42,500	1,217,625
APA Corp.	52,300	1,279,258
Archer-Daniels-Midland Co.	172,396	10,298,937
Archrock, Inc.	21,600	437,184
ATI, Inc. (a)	49,700	3,325,427
Atlas Energy Solutions, Inc.	8,500	185,300
Avery Dennison Corp.	28,100	6,203,356
Baker Hughes Co.	145,100	5,245,365
Bunge Global SA	49,400	4,774,016
Cactus, Inc. Class A	9,600	572,832
California Resources Corp.	9,300	487,971
Calumet, Inc. (a)	9,700	172,854
Carpenter Technology Corp.	19,800	3,159,684
CF Industries Holdings, Inc.	63,754	5,470,093
Chesapeake Energy Corp.	16,200	1,332,450
Chevron Corp.	249,204	36,700,273
Chord Energy Corp.	9,000	1,172,070
Civitas Resources, Inc.	13,400	678,978
Cleveland-Cliffs, Inc. (a)	190,000	2,426,300
CNX Resources Corp. (a)	22,300	726,311
Coeur Mining, Inc. (a)	159,500	1,097,360
Commercial Metals Co.	46,200	2,539,152
ConocoPhillips	170,002	17,897,811
CONSOL Energy, Inc.	3,800	397,670
Corteva, Inc.	243,065	14,289,791
Coterra Energy, Inc.	108,248	2,592,540
Crescent Energy Co. Class A	22,000	240,900
Darling Ingredients, Inc. (a)	55,700	2,069,812
Delek U.S. Holdings, Inc.	8,700	163,125
Devon Energy Corp.	91,892	3,594,815
Diamondback Energy, Inc.	25,931	4,470,504
EOG Resources, Inc.	83,565	10,272,646
EQT Corp.	86,340	3,163,498
Expro Group Holdings NV (a)	13,300	228,361
Exxon Mobil Corp.	489,388	57,366,061
FMC Corp.	43,500	2,868,390
Freeport-McMoRan, Inc.	573,946	28,651,384
Graphic Packaging Holding Co.	107,100	3,169,089
Gulfport Energy Corp. (a)	1,400	211,890
Halliburton Co.	128,700	3,738,735
Hecla Mining Co.	229,400	1,530,098

See accompanying notes to financial statements.
187

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a)	20,800	$230,880
Helmerich & Payne, Inc.	14,400	438,048
Hess Corp.	40,200	5,459,160
HF Sinclair Corp.	21,800	971,626
Ingredion, Inc.	22,900	3,147,147
International Paper Co.	121,100	5,915,735
Kaiser Aluminum Corp.	6,400	464,128
Liberty Energy, Inc.	22,000	419,980
Louisiana-Pacific Corp.	22,200	2,385,612
Magnolia Oil & Gas Corp. Class A	26,300	642,246
Marathon Oil Corp.	81,974	2,182,968
Marathon Petroleum Corp.	51,200	8,340,992
Matador Resources Co.	16,900	835,198
Materion Corp.	8,300	928,438
Mosaic Co.	112,100	3,002,038
MP Materials Corp. (a)	53,500	944,275
Murphy Oil Corp.	21,100	711,914
Newmont Corp.	460,740	24,626,553
Noble Corp. PLC	19,900	719,186
Northern Oil & Gas, Inc.	13,300	470,953
NOV, Inc.	57,500	918,275
Nucor Corp.	95,800	14,402,572
Occidental Petroleum Corp.	97,850	5,043,189
Oceaneering International, Inc. (a)	14,700	365,589
Ovintiv, Inc.	36,200	1,386,822
Packaging Corp. of America	31,100	6,698,940
Par Pacific Holdings, Inc. (a)	7,700	135,520
Patterson-UTI Energy, Inc.	45,000	344,250
PBF Energy, Inc. Class A	15,300	473,535
Peabody Energy Corp.	15,400	408,716
Permian Resources Corp.	74,700	1,016,667
Phillips 66 Co.	61,600	8,097,320
PotlatchDeltic Corp. REIT	27,700	1,247,885
Range Resources Corp.	35,300	1,085,828
Rayonier, Inc. REIT	47,800	1,538,204
Reliance, Inc.	22,900	6,622,909
Royal Gold, Inc.	26,300	3,689,890
Schlumberger NV	207,800	8,717,210
Scotts Miracle-Gro Co.	14,700	1,274,490
Sealed Air Corp.	50,800	1,844,040
Select Water Solutions, Inc.	11,600	129,108
Sitio Royalties Corp. Class A	11,700	243,828
SM Energy Co.	16,700	667,499
Smurfit WestRock PLC	181,000	8,945,020
Sonoco Products Co.	34,300	1,873,809
Steel Dynamics, Inc.	59,000	7,438,720
Sylvamo Corp.	12,200	1,047,370
Talos Energy, Inc. (a)	22,700	234,945
Security Description	Shares	Value
Texas Pacific Land Corp.	2,700	$2,388,798
Tidewater, Inc. (a)	7,100	509,709
Transocean Ltd. (a)	104,900	445,825
Uranium Energy Corp. (a)	58,800	365,148
Valaris Ltd. (a)	9,100	507,325
Valero Energy Corp.	47,500	6,413,925
Viper Energy, Inc.	13,300	599,963
Warrior Met Coal, Inc.	20,900	1,335,510
Weatherford International PLC	10,600	900,152
Weyerhaeuser Co. REIT	254,200	8,607,212
World Kinect Corp.	8,700	268,917
Worthington Steel, Inc.	12,300	418,323
		428,506,828
ZAMBIA — 0.7%
First Quantum Minerals Ltd. (a) (b)	283,073	3,863,849
TOTAL COMMON STOCKS (Cost $531,464,716)		571,191,178

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	2,261,954	2,261,954
State Street Navigator Securities Lending Portfolio II (f) (g)	14,266,653	14,266,653
TOTAL SHORT-TERM INVESTMENTS (Cost $16,528,607)		16,528,607
TOTAL INVESTMENTS — 102.8% (Cost $547,993,323)		587,719,785
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(16,083,418)
NET ASSETS — 100.0%		$571,636,367
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
188

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$571,191,178	$—	$—	$571,191,178
Short-Term Investments	16,528,607	—	—	16,528,607
TOTAL INVESTMENTS	$587,719,785	$—	$—	$587,719,785
Industry Breakdown as of September 30, 2024

% of Net Assets
Oil, Gas & Consumable Fuels	39.7%
Metals & Mining	35.6
Containers & Packaging	7.1
Chemicals	6.2
Energy Equipment & Services	4.7
Food Products	3.5
Specialized REITs	2.0
Paper & Forest Products	1.1
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	447,962	$448,052	$38,723,669	$39,171,884	$163	$—	—	$—	$36,675
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,410,340	148,386	—	—	2,261,954	2,261,954	5,471
State Street Navigator Securities Lending Portfolio II	31,342,008	31,342,008	373,808,340	390,883,695	—	—	14,266,653	14,266,653	78,008
Total		$31,790,060	$414,942,349	$430,203,965	$163	$—		$16,528,607	$120,154
See accompanying notes to financial statements.
189

[This Page Intentionally Left Blank]
190

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,305,590,366	$301,774,842	$21,591,969,716	$10,112,261,107
Investments in affiliated issuers, at value	5,786,836	2,556,663	606,851,932	267,646,769
Total Investments	1,311,377,202	304,331,505	22,198,821,648	10,379,907,876
Foreign currency, at value	697,203	573,358	54,562,731	54,124,858
Net cash at broker	560,970	6	457,449	—
Cash	9,343	—	2,465	772,583
Receivable from broker — accumulated variation margin on futures contracts	—	—	2,247,390	9,249,678
Receivable for investments sold	2,096	1,649	295,333	4,973,222
Dividends receivable — unaffiliated issuers	4,382,589	1,336,823	62,432,649	16,372,948
Dividends receivable — affiliated issuers	9,615	6,160	140,210	404,265
Securities lending income receivable — unaffiliated issuers	—	3,760	197,535	373,390
Securities lending income receivable — affiliated issuers	775	2,091	235,754	122,243
Receivable for foreign taxes recoverable	927,147	873,644	22,272,131	668,714
Other receivable	46,065	—	6,975	—
TOTAL ASSETS	1,318,013,005	307,128,996	22,341,672,270	10,466,969,777
LIABILITIES
Deposit from Broker	—	—	—	6,046,555
Due to custodian	—	—	—	—
Payable upon return of securities loaned	2,242,533	1,402,106	562,172,963	197,452,962
Payable for investments purchased	—	—	—	345,400
Payable to broker – accumulated variation margin on open futures contracts	72,920	—	—	—
Deferred foreign taxes payable	—	—	16,405	133,462,856
Advisory fee payable	546,406	146,369	523,861	542,000
Trustees’ fees and expenses payable	820	289	6,430	3,086
Accrued expenses and other liabilities	—	1,040,186	—	105
TOTAL LIABILITIES	2,862,679	2,588,950	562,719,659	337,852,964
NET ASSETS	$1,315,150,326	$304,540,046	$21,778,952,611	$10,129,116,813
NET ASSETS CONSIST OF:
Paid-in capital	$1,527,099,176	$1,105,602,094	$18,203,222,325	$8,986,412,552
Total distributable earnings (loss)**	(211,948,850)	(801,062,048)	3,575,730,286	1,142,704,261
NET ASSETS	$1,315,150,326	$304,540,046	$21,778,952,611	$10,129,116,813
NET ASSET VALUE PER SHARE
Net asset value per share	$47.65	$27.72	$37.62	$41.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,600,000	10,985,379	578,900,000	243,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,247,980,856	$389,942,308	$17,784,339,029	$8,294,270,341
Investments in affiliated issuers	5,786,836	2,556,663	606,851,932	267,646,769
Total cost of investments	$1,253,767,692	$392,498,971	$18,391,190,961	$8,561,917,110
Foreign currency, at cost	$692,043	$572,179	$53,369,429	$53,605,149
* Includes investments in securities on loan, at value	$2,493,639	$18,069,698	$1,301,888,204	$482,114,636
** Includes deferred foreign taxes	$—	$—	$16,405	$133,462,855
See accompanying notes to financial statements.
191

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$458,773,484	$890,530,686	$475,193,233	$3,234,246,444	$681,550,575	$571,191,178
4,366,948	20,048,753	9,811,594	131,526,803	57,192,911	16,528,607
463,140,432	910,579,439	485,004,827	3,365,773,247	738,743,486	587,719,785
445,811	1,470,532	1,299,036	10,199,971	3,343,235	792,096
—	2,683	—	1,013,417	—	—
1,215	16,462	—	244,932	—	—
—	139,780	796,245	494,407	—	—
106,979	25,013	25,574	1,840	148,925	229,325,787
365,979	1,092,112	724,444	12,358,897	2,870,754	556,640
2,149	4,309	4,779	43,349	8,130	6,902
996	3,809	20,746	15,323	51,422	4,426
2,335	11,694	16,099	46,753	64,863	3,729
1,046,373	371,934	—	190,887	602,113	—
—	—	—	7,622	211	—
465,112,269	913,717,767	487,891,750	3,390,390,645	745,833,139	818,409,365

—	—	296,436	—	—	—
—	—	123,788	—	15,367	—
3,923,584	17,074,988	8,351,303	123,444,112	53,714,814	14,266,653
—	10,759	—	292,654	165,085	232,346,082
—	—	—	—	—	—
—	564,727	—	—	13,252	—
24,573	63,533	194,501	1,039,918	221,236	160,065
71	259	725	2,529	422	198
—	—	—	—	—	—
3,948,228	17,714,266	8,966,753	124,779,213	54,130,176	246,772,998
$461,164,041	$896,003,501	$478,924,997	$3,265,611,432	$691,702,963	$571,636,367

$539,633,993	$747,172,188	$1,140,881,688	$3,846,815,883	$839,427,456	$719,871,783
(78,469,952)	148,831,313	(661,956,691)	(581,204,451)	(147,724,493)	(148,235,416)
$461,164,041	$896,003,501	$478,924,997	$3,265,611,432	$691,702,963	$571,636,367

$44.34	$64.69	$84.02	$57.90	$34.24	$56.60
10,400,370	13,850,000	5,700,000	56,400,000	20,200,000	10,100,000

$453,111,999	$724,257,843	$673,540,945	$3,308,898,707	$778,697,887	$531,464,716
4,366,948	20,002,311	9,811,594	131,526,803	57,192,911	16,528,607
$457,478,947	$744,260,154	$683,352,539	$3,440,425,510	$835,890,798	$547,993,323
$445,477	$1,451,827	$1,293,057	$10,119,814	$3,329,588	$787,042
$9,611,826	$28,407,718	$22,825,921	$260,980,311	$120,116,205	$34,269,836
$—	$564,727	$—	$—	$12,498	$—
192

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$20,119	$—	$179,876	$106,182
Dividend income — unaffiliated issuers	44,522,666	14,052,906	606,871,154	261,342,936
Dividend income — affiliated issuers	119,589	67,705	1,656,557	3,461,759
Unaffiliated securities lending income	20,486	42,322	2,549,641	4,098,440
Affiliated securities lending income	54,950	45,829	4,440,419	1,127,167
Foreign taxes withheld	(1,568,200)	(1,268,522)	(52,502,286)	(28,670,750)
TOTAL INVESTMENT INCOME (LOSS)	43,169,610	12,940,240	563,195,361	241,465,734
EXPENSES
Advisory fee	5,998,739	1,753,161	5,730,964	5,940,951
Trustees’ fees and expenses	11,856	2,880	183,458	81,272
Miscellaneous expenses	15,039	—	92,254	16,641
TOTAL EXPENSES	6,025,634	1,756,041	6,006,676	6,038,864
NET INVESTMENT INCOME (LOSS)	$37,143,976	$11,184,199	$557,188,685	$235,426,870
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(16,572,571)	(11,933,668)	3,497,337	(141,626,693)
Investments — affiliated issuers	480	(49)	36,504	—
In-kind redemptions — unaffiliated issuers	27,529,456	(13,245,548)	27,161,180	—
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	(66,324)	(46,536)	1,824,807	(4,036,254)
Futures contracts	952,016	—	15,128,623	6,559,651
Net realized gain (loss)	11,843,057	(25,225,801)	47,648,451	(139,103,296)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	264,517,607	68,928,113	3,506,693,798	2,024,039,631
Investments — affiliated issuers	(1)	—	640	—
Foreign currency translations	154,413	139,828	3,580,362	777,618
Futures contracts	466,780	—	5,728,263	11,761,008
Net change in unrealized appreciation/depreciation	265,138,799	69,067,941	3,516,003,063	2,036,578,257
NET REALIZED AND UNREALIZED GAIN (LOSS)	276,981,856	43,842,140	3,563,651,514	1,897,474,961
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$314,125,832	$55,026,339	$4,120,840,199	$2,132,901,831
* Includes foreign capital gain taxes	$—	$—	$—	$(1,047,633)
** Includes foreign deferred taxes	$—	$—	$(16,405)	$(133,462,855)
See accompanying notes to financial statements.
193

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$—	$7,173	$16,218	$81,159	$—	$—
9,548,977	16,023,149	14,636,732	154,718,760	19,129,935	14,488,870
15,595	94,647	146,844	913,734	60,354	42,146
10,361	48,645	454,221	222,378	588,403	21,549
44,254	159,371	149,416	613,699	1,019,846	78,008
(827,734)	(791,687)	(918,020)	(5,638,025)	(1,898,242)	(719,950)
8,791,453	15,541,298	14,485,411	150,911,705	18,900,296	13,910,623

196,362	671,340	3,349,074	13,853,858	2,609,632	1,869,865
2,720	6,907	6,832	35,813	6,658	4,884
9,481	10,590	738	7,424	12,923	565
208,563	688,837	3,356,644	13,897,095	2,629,213	1,875,314
$8,582,890	$14,852,461	$11,128,767	$137,014,610	$16,271,083	$12,035,309

(1,693,905)	(6,761,970)	(53,460,420)	(119,468,494)	(621,972)	(22,865,990)
(33)	235	3,626	2,915	(23,499)	163
(710,678)	1,370,269	(166,544,646)	164,905,468	7,655,461	6,312,760
—	121	—	—	—	—
29,688	(40,556)	(148,953)	(1,395,073)	(17,198)	2,028
—	657,011	(1,057,591)	42,144	—	—
(2,374,928)	(4,774,890)	(221,207,984)	44,086,960	6,992,792	(16,551,039)

58,215,906	187,685,400	254,446,125	53,009,127	96,744,926	50,210,787
—	147,672	—	521	—	—
89,678	77,965	14,110	353,478	87,106	7,176
—	231,007	898,725	1,112,436	—	—
58,305,584	188,142,044	255,358,960	54,475,562	96,832,032	50,217,963
55,930,656	183,367,154	34,150,976	98,562,522	103,824,824	33,666,924
$64,513,546	$198,219,615	$45,279,743	$235,577,132	$120,095,907	$45,702,233
$—	$—	$—	$—	$(755)	$—
$—	$(564,727)	$—	$—	$(12,498)	$—
194

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF		SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,143,976	$37,603,136	$11,184,199	$15,864,379
Net realized gain (loss)	11,843,057	(9,290,713)	(25,225,801)	(64,247,777)
Net change in unrealized appreciation/depreciation	265,138,799	72,139	69,067,941	72,554,310
Net increase (decrease) in net assets resulting from operations	314,125,832	28,384,562	55,026,339	24,170,912
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(43,845,452)	(44,371,002)	(10,255,916)	(18,591,668)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	60,804,673	163,884,815	4,089,820	18,014,873
Cost of shares redeemed	(125,815,146)	(105,034,096)	(52,867,257)	(176,508,922)
Net income equalization	—	—	—	—
Other capital	439	10,533	1,871	16,623
Net increase (decrease) in net assets from beneficial interest transactions	(65,010,034)	58,861,252	(48,775,566)	(158,477,426)
Net increase (decrease) in net assets during the period	205,270,346	42,874,812	(4,005,143)	(152,898,182)
Net assets at beginning of period	1,109,879,980	1,067,005,168	308,545,189	461,443,371
NET ASSETS AT END OF PERIOD	$1,315,150,326	$1,109,879,980	$304,540,046	$308,545,189
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,450,000	4,000,000	150,000	650,000
Shares redeemed	(2,900,000)	(2,550,000)	(2,100,000)	(6,800,000)
Net increase (decrease) from share transactions	(1,450,000)	1,450,000	(1,950,000)	(6,150,000)
See accompanying notes to financial statements.
195

SPDR Portfolio Developed World ex-US ETF		SPDR Portfolio Emerging Markets ETF		SPDR Portfolio Europe ETF
Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23

$557,188,685	$456,301,348	$235,426,870	$216,649,764	$8,582,890	$11,968,526
47,648,451	(74,606,902)	(139,103,296)	(153,161,862)	(2,374,928)	13,981,464
3,516,003,063	2,226,845,281	2,036,578,257	543,097,182	58,305,584	32,695,436
4,120,840,199	2,608,539,727	2,132,901,831	606,585,084	64,513,546	58,645,426
—	—	—	—	555,230	(249,822)
(540,844,585)	(440,848,384)	(231,317,669)	(214,126,774)	(9,129,235)	(11,758,366)

2,134,213,968	3,775,093,901	901,041,407	1,777,861,220	207,394,886	223,428,301
(63,775,271)	(30,152,035)	—	—	(37,398,093)	(210,517,958)
—	—	—	—	(555,230)	249,822
86,152	120,317	902,744	1,722,213	—	—
2,070,524,849	3,745,062,183	901,944,151	1,779,583,433	169,441,563	13,160,165
5,650,520,463	5,912,753,526	2,803,528,313	2,172,041,743	225,381,104	59,797,403
16,128,432,148	10,215,678,622	7,325,588,500	5,153,546,757	235,782,937	175,985,534
$21,778,952,611	$16,128,432,148	$10,129,116,813	$7,325,588,500	$461,164,041	$235,782,937

62,500,000	125,000,000	25,500,000	52,500,000	4,900,000	6,050,000
(1,800,000)	(1,000,000)	—	—	(1,000,000)	(5,600,000)
60,700,000	124,000,000	25,500,000	52,500,000	3,900,000	450,000
196

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF		SPDR S&P China ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,852,461	$12,774,441	$11,128,767	$29,522,523
Net realized gain (loss)	(4,774,890)	16,717,772	(221,207,984)	(136,849,835)
Net change in unrealized appreciation/depreciation	188,142,044	59,337,420	255,358,960	132,501,216
Net increase (decrease) in net assets resulting from operations	198,219,615	88,829,633	45,279,743	25,173,904
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(14,117,263)	(12,394,532)	(21,801,842)	(33,366,307)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	104,564,681	202,634,794	163,033,745	318,550,948
Cost of shares redeemed	(5,282,907)	(103,627,493)	(540,993,682)	(600,156,233)
Net income equalization	—	—	—	—
Other capital	8,368	23,975	425,090	601,725
Net increase (decrease) in net assets from beneficial interest transactions	99,290,142	99,031,276	(377,534,847)	(281,003,560)
Contribution from affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	283,392,494	175,466,377	(354,056,946)	(289,195,963)
Net assets at beginning of period	612,611,007	437,144,630	832,981,943	1,122,177,906
NET ASSETS AT END OF PERIOD	$896,003,501	$612,611,007	$478,924,997	$832,981,943
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,800,000	4,050,000	2,450,000	3,900,000
Shares redeemed	(100,000)	(2,100,000)	(8,300,000)	(8,100,000)
Net increase (decrease) from share transactions	1,700,000	1,950,000	(5,850,000)	(4,200,000)
See accompanying notes to financial statements.
197

SPDR S&P Global Natural Resources ETF		SPDR S&P International Small Cap ETF		SPDR S&P North American Natural Resources ETF
Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/24	Year Ended 9/30/23

$137,014,610	$131,216,284	$16,271,083	$18,135,020	$12,035,309	$15,303,288
44,086,960	95,781,898	6,992,792	2,034,660	(16,551,039)	15,792,228
54,475,562	274,642,975	96,832,032	73,032,178	50,217,963	23,557,758
235,577,132	501,641,157	120,095,907	93,201,858	45,702,233	54,653,274
—	—	—	—	(138,959)	745,513
(126,105,480)	(138,083,158)	(17,062,772)	(19,658,165)	(11,978,682)	(19,771,552)

531,246,452	872,779,030	25,756,831	35,686,309	47,244,372	279,998,640
(987,337,734)	(632,664,979)	(99,085,385)	(47,725,522)	(66,312,516)	(280,004,962)
—	—	—	—	138,959	(745,513)
2,372	190	45,547	25,879	—	—
(456,088,910)	240,114,241	(73,283,007)	(12,013,334)	(18,929,185)	(751,835)
260,082	—	—	—	—	—
(346,357,176)	603,672,240	29,750,128	61,530,359	14,655,407	34,875,400
3,611,968,608	3,008,296,368	661,952,835	600,422,476	556,980,960	522,105,560
$3,265,611,432	$3,611,968,608	$691,702,963	$661,952,835	$571,636,367	$556,980,960

9,625,000	15,150,000	800,000	1,200,000	900,000	5,075,000
(17,850,000)	(11,175,000)	(3,200,000)	(1,600,000)	(1,300,000)	(5,500,000)
(8,225,000)	3,975,000	(2,400,000)	(400,000)	(400,000)	(425,000)
198

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$38.21	$38.66	$51.09	$39.46	$51.86
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.27	1.07	1.20	1.17
Net realized and unrealized gain (loss) (b)	9.68	(0.23)	(11.76)	11.86	(11.73)
Total from investment operations	10.98	1.04	(10.69)	13.06	(10.56)
Other capital	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.54)	(1.49)	(1.74)	(1.43)	(1.84)
Net asset value, end of period	$47.65	$38.21	$38.66	$51.09	$39.46
Total return (d)	29.21%	2.61%	(21.53)%	33.36%	(20.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,315,150	$1,109,880	$1,067,005	$1,622,027	$1,463,802
Ratios to average net assets:
Total expenses	0.50%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss)	3.10%	3.07%	2.12%	2.51%	2.63%
Portfolio turnover rate (e)	6%	5%	11%	6%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
199

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$23.85	$24.18	$35.70	$29.69	$39.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	0.98	1.04	1.26	0.91
Net realized and unrealized gain (loss) (b)	3.82	(0.08)	(10.83)	5.70	(7.44)
Total from investment operations	4.78	0.90	(9.79)	6.96	(6.53)
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.91)	(1.23)	(1.73)	(0.95)	(3.25)
Net asset value, end of period	$27.72	$23.85	$24.18	$35.70	$29.69
Total return (d)	19.94%	3.71%	(28.54)%	23.46%	(17.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$304,540	$308,545	$461,443	$890,202	$845,809
Ratios to average net assets:
Total expenses	0.59%	0.60%	0.59%	0.59%	0.59%
Net investment income (loss)	3.76%	3.76%	3.20%	3.61%	2.64%
Portfolio turnover rate (e)	7%	6%	14%	8%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
200

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$31.12	$25.91	$36.34	$29.21	$29.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	0.96	1.00	0.98	0.72
Net realized and unrealized gain (loss) (b)	6.46	5.18	(10.25)	6.98	(0.09)
Total from investment operations	7.47	6.14	(9.25)	7.96	0.63
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.97)	(0.93)	(1.18)	(0.83)	(0.71)
Net asset value, end of period	$37.62	$31.12	$25.91	$36.34	$29.21
Total return (d)	24.28%	23.69%	(26.07)%	27.30%	2.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,778,953	$16,128,432	$10,215,679	$11,685,902	$7,946,348
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.92%	3.08%	3.03%	2.78%	2.52%
Portfolio turnover rate (e)	2%	4%	3%	2%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
201

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$33.65	$31.20	$42.83	$36.29	$34.39
Income (loss) from investment operations:
Net investment income (loss) (a)	1.00	1.10	1.23	0.94	0.90
Net realized and unrealized gain (loss) (b)	8.00	2.44	(11.46)	6.46	2.01
Total from investment operations	9.00	3.54	(10.23)	7.40	2.91
Other capital	0.00(c)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.00)	(1.10)	(1.41)	(0.87)	(1.02)
Net asset value, end of period	$41.65	$33.65	$31.20	$42.83	$36.29
Total return (d)	27.21%	11.43%	(24.51)%	20.38%	8.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,129,117	$7,325,589	$5,153,547	$5,794,298	$4,340,644
Ratios to average net assets:
Total expenses	0.07%	0.11%	0.11%	0.11%	0.11%
Net investment income (loss)	2.77%	3.24%	3.23%	2.18%	2.60%
Portfolio turnover rate (e)	2%	6%	8%	12%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
202

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$36.27	$29.09	$41.00	$32.78	$33.30
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	1.29	1.03	1.08	0.81
Net realized and unrealized gain (loss) (b)	8.00	7.08	(11.74)	7.97	(0.51)
Total from investment operations	9.26	8.37	(10.71)	9.05	0.30
Net equalization credits and charges (a)	0.08	(0.03)	(0.00)(c)	0.26	(0.04)
Distributions to shareholders from:
Net investment income	(1.27)	(1.16)	(1.20)	(1.09)	(0.78)
Net asset value, end of period	$44.34	$36.27	$29.09	$41.00	$32.78
Total return (d)	25.99%	28.66%	(26.62)%	28.48%	0.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$461,164	$235,783	$175,986	$297,252	$134,396
Ratios to average net assets:
Total expenses	0.07%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	3.06%	3.48%	2.67%	2.68%	2.47%
Portfolio turnover rate (e)	5%	7%	5%	7%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per Unit.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
203

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$50.42	$42.86	$54.82	$43.13	$39.97
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	1.12	1.11	1.07	0.88
Net realized and unrealized gain (loss) (b)	14.23	7.60	(11.84)	11.50	3.15
Total from investment operations	15.38	8.72	(10.73)	12.57	4.03
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.11)	(1.16)	(1.23)	(0.88)	(0.87)
Net asset value, end of period	$64.69	$50.42	$42.86	$54.82	$43.13
Total return (d)	30.81%	20.46%	(20.04)%	29.28%	10.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$896,004	$612,611	$437,145	$548,216	$401,070
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.99%	2.26%	2.10%	2.05%	2.17%
Portfolio turnover rate (e)	4%	9%	5%	3%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
204

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$72.12	$71.25	$110.81	$117.85	$90.56
Income (loss) from investment operations:
Net investment income (loss) (a)	1.34	2.00	1.98	1.31	1.36
Net realized and unrealized gain (loss) (b)	12.82	1.00	(39.92)	(7.10)	27.30
Total from investment operations	14.16	3.00	(37.94)	(5.79)	28.66
Other capital	0.05	0.04	0.04	0.04	0.03
Distributions to shareholders from:
Net investment income	(2.31)	(2.17)	(1.66)	(1.29)	(1.40)
Net asset value, end of period	$84.02	$72.12	$71.25	$110.81	$117.85
Total return (c)	20.58%	4.08%	(34.60)%	(5.04)%	31.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$478,925	$832,982	$1,122,178	$1,711,971	$1,425,931
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.96%	2.58%	2.11%	1.02%	1.33%
Portfolio turnover rate (d)	24%	21%	11%	15%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
205

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$55.89	$49.60	$51.44	$37.55	$43.09
Income (loss) from investment operations:
Net investment income (loss) (a)	2.20	2.10	2.39	2.07	1.37
Net realized and unrealized gain (loss) (b)	1.78	6.45	(1.90)	13.27	(5.47)
Total from investment operations	3.98	8.55	0.49	15.34	(4.10)
Contribution from affiliate (Note 4)	0.00(c)	—	—	—	—
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.97)	(2.26)	(2.33)	(1.45)	(1.44)
Net asset value, end of period	$57.90	$55.89	$49.60	$51.44	$37.55
Total return (d)	7.39%(e)	17.11%	0.33%	41.09%	(9.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,265,611	$3,611,969	$3,008,296	$2,242,969	$1,041,035
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.96%	3.73%	4.25%	4.17%	3.45%
Portfolio turnover rate (f)	15%	15%	21%	11%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended September 30, 2024, the total return would have been remained 7.39%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
206

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$29.29	$26.11	$38.69	$30.32	$29.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	0.79	0.76	0.65	0.57
Net realized and unrealized gain (loss) (b)	4.98	3.25	(12.26)	8.38	1.40
Total from investment operations	5.76	4.04	(11.50)	9.03	1.97
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.81)	(0.86)	(1.08)	(0.66)	(1.01)
Net asset value, end of period	$34.24	$29.29	$26.11	$38.69	$30.32
Total return (d)	19.92%	15.45%	(30.36)%	29.91%	6.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$691,703	$661,953	$600,422	$827,996	$694,262
Ratios to average net assets:
Total expenses	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	2.49%	2.63%	2.25%	1.76%	1.99%
Portfolio turnover rate (e)	20%	15%	13%	16%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
207

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$53.05	$47.79	$39.84	$28.49	$31.37
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	1.34	1.40	1.00	0.74
Net realized and unrealized gain (loss) (b)	3.56	5.51	7.75	11.42	(2.85)
Total from investment operations	4.75	6.85	9.15	12.42	(2.11)
Net equalization credits and charges (a)	(0.01)	0.07	0.01	(0.07)	(0.03)
Distributions to shareholders from:
Net investment income	(1.19)	(1.66)	(1.21)	(1.00)	(0.74)
Net asset value, end of period	$56.60	$53.05	$47.79	$39.84	$28.49
Total return (c)	9.15%	14.49%	22.91%	43.64%	(7.09)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$571,636	$556,981	$522,106	$468,164	$416,018
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.25%	2.49%	2.80%	2.68%	2.47%
Portfolio turnover rate (d)	61%	25%	33%	35%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
208

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2024, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled
209

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
210

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as “EU reclaims” in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the year ended September 2024:
SPDR Portfolio Europe ETF
SPDR S&P North American Natural Resources ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Europe ETF
211

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, The exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2024, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of September 30, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	$—	$—	$—	$2,247,390	$—	$2,247,390
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	9,249,678	—	9,249,678
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	139,780	—	139,780
SPDR S&P China ETF
Futures Contracts	—	—	—	796,245	—	796,245
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	494,407	—	494,407

212

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$72,920	$—	$72,920
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$952,016	$—	$952,016
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	15,128,623	—	15,128,623
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	6,559,651	—	6,559,651
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	657,011	—	657,011
SPDR S&P China ETF
Futures Contracts	—	—	—	(1,057,591)	—	(1,057,591)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	42,144	—	42,144
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$466,780	$—	$466,780
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	5,728,263	—	5,728,263
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	11,761,008	—	11,761,008
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	231,007	—	231,007
SPDR S&P China ETF
Futures Contracts	—	—	—	898,725	—	898,725
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	1,112,436	—	1,112,436
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
213

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR Portfolio Developed World ex-US ETF	0.03
SPDR Portfolio Emerging Markets ETF	0.07
SPDR Portfolio Europe ETF	0.07
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2025 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2024, are disclosed in the Schedules of Investments.
214

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

During the year ended September 30, 2024, State Street made a contribution to the SPDR S&P Natural Global Resources ETF in the amount of $260,082 related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2024, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$76,183,450	$76,170,795
SPDR Dow Jones International Real Estate ETF	22,046,542	22,948,115
SPDR Portfolio Developed World ex-US ETF	784,693,443	396,821,203
SPDR Portfolio Emerging Markets ETF	819,719,093	137,657,695
SPDR Portfolio Europe ETF	13,034,917	13,594,441
SPDR Portfolio MSCI Global Stock Market ETF	38,145,690	28,971,860
SPDR S&P China ETF	135,902,889	171,670,537
SPDR S&P Global Natural Resources ETF	588,530,452	507,089,292
SPDR S&P International Small Cap ETF	129,279,988	142,558,984
SPDR S&P North American Natural Resources ETF	328,117,222	328,120,733
For the year ended September 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$59,958,810	$124,867,678	$27,529,456
SPDR Dow Jones International Real Estate ETF	3,851,271	51,738,862	(13,245,548)
SPDR Portfolio Developed World ex-US ETF	1,822,065,127	64,049,543	27,161,180
SPDR Portfolio Emerging Markets ETF	220,365,486	—	—
SPDR Portfolio Europe ETF	206,588,531	36,979,148	(710,678)
SPDR Portfolio MSCI Global Stock Market ETF	95,832,750	4,962,888	1,370,390
SPDR S&P China ETF	36,974,843	383,493,103	(166,544,646)
SPDR S&P Global Natural Resources ETF	460,139,210	987,801,284	164,905,468
SPDR S&P International Small Cap ETF	21,063,175	80,808,892	7,655,461
SPDR S&P North American Natural Resources ETF	47,205,055	66,303,586	6,312,760
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
215

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments,wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$43,845,452	$—	$43,845,452
SPDR Dow Jones International Real Estate ETF	10,255,916	—	10,255,916
SPDR Portfolio Developed World ex-US ETF	540,844,585	—	540,844,585
SPDR Portfolio Emerging Markets ETF	231,317,669	—	231,317,669
SPDR Portfolio Europe ETF	9,129,235	—	9,129,235
SPDR Portfolio MSCI Global Stock Market ETF	14,117,263	—	14,117,263
SPDR S&P China ETF	21,801,842	—	21,801,842
SPDR S&P Global Natural Resources ETF	126,105,480	—	126,105,480
SPDR S&P International Small Cap ETF	17,062,772	—	17,062,772
SPDR S&P North American Natural Resources ETF	11,978,682	—	11,978,682
The tax character of distributions paid during the year ended September 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 44,371,002	$ —	$ 44,371,002
SPDR Dow Jones International Real Estate ETF	18,591,668	—	18,591,668
SPDR Portfolio Developed World ex-US ETF	440,848,384	—	440,848,384
SPDR Portfolio Emerging Markets ETF	214,126,774	—	214,126,774
SPDR Portfolio Europe ETF	11,758,366	—	11,758,366
SPDR Portfolio MSCI Global Stock Market ETF	12,394,532	—	12,394,532
SPDR S&P China ETF	33,366,307	—	33,366,307
216

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Global Natural Resources ETF	$138,083,158	$—	$138,083,158
SPDR S&P International Small Cap ETF	19,658,165	—	19,658,165
SPDR S&P North American Natural Resources ETF	19,771,552	—	19,771,552
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones Global Real Estate ETF	$—	$(260,434,375)	$—	$48,485,525	$(211,948,850)
SPDR Dow Jones International Real Estate ETF	1,538,501	(709,035,528)	—	(93,565,021)	(801,062,048)
SPDR Portfolio Developed World ex-US ETF	217,603,953	(265,796,944)	—	3,623,923,277	3,575,730,286
SPDR Portfolio Emerging Markets ETF	142,639,943	(531,957,014)	—	1,532,021,332	1,142,704,261
SPDR Portfolio Europe ETF	1,091,176	(83,767,040)	—	4,205,912	(78,469,952)
SPDR Portfolio MSCI Global Stock Market ETF	6,390,129	(20,204,534)	—	162,645,718	148,831,313
SPDR S&P China ETF	7,891,246	(464,137,427)	—	(205,710,510)	(661,956,691)
SPDR S&P Global Natural Resources ETF	57,022,274	(545,430,922)	—	(92,795,803)	(581,204,451)
SPDR S&P International Small Cap ETF	5,596,834	(47,241,258)	—	(106,080,069)	(147,724,493)
SPDR S&P North American Natural Resources ETF	1,409,096	(188,344,184)	—	38,699,672	(148,235,416)
As of September 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones Global Real Estate ETF	$35,092,518	$225,341,857
SPDR Dow Jones International Real Estate ETF	119,333,270	589,702,258
SPDR Portfolio Developed World ex-US ETF	53,349,987	212,446,957
SPDR Portfolio Emerging Markets ETF	27,874,159	504,082,855
SPDR Portfolio Europe ETF	6,341,457	77,425,583
SPDR Portfolio MSCI Global Stock Market ETF	5,363,718	14,840,816
SPDR S&P China ETF	65,842,896	398,294,531
SPDR S&P Global Natural Resources ETF	85,394,740	460,036,182
SPDR S&P International Small Cap ETF	632,925	46,608,333
SPDR S&P North American Natural Resources ETF	63,030,905	125,313,279
As of September 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$1,262,894,560	$229,605,862	$181,196,940	$48,408,922
SPDR Dow Jones International Real Estate ETF	397,953,031	7,631,469	101,252,995	(93,621,526)
SPDR Portfolio Developed World ex-US ETF	18,579,780,653	4,897,058,634	1,275,772,467	3,621,286,167
SPDR Portfolio Emerging Markets ETF	8,724,314,358	2,698,224,019	1,033,387,604	1,664,836,415
SPDR Portfolio Europe ETF	458,987,825	39,434,734	35,282,127	4,152,607
SPDR Portfolio MSCI Global Stock Market ETF	747,551,328	214,835,703	51,667,944	163,167,759
SPDR S&P China ETF	691,519,691	34,002,537	239,721,408	(205,718,871)
SPDR S&P Global Natural Resources ETF	3,459,355,107	242,489,927	335,577,920	(93,087,993)
SPDR S&P International Small Cap ETF	844,857,588	76,469,386	182,583,488	(106,114,102)
SPDR S&P North American Natural Resources ETF	549,024,767	48,854,248	10,159,230	38,695,018
217

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 2,493,639	$ 2,242,533	$ 365,111	$ 2,607,644
SPDR Dow Jones International Real Estate ETF	18,069,698	1,402,106	17,809,799	19,211,905
SPDR Portfolio Developed World ex-US ETF	1,301,888,204	562,172,963	820,578,640	1,382,751,603
SPDR Portfolio Emerging Markets ETF	482,114,636	197,452,962	311,441,042	508,894,004
SPDR Portfolio Europe ETF	9,611,826	3,923,584	6,289,269	10,212,853
SPDR Portfolio MSCI Global Stock Market ETF	28,407,718	17,074,988	12,888,673	29,963,661
SPDR S&P China ETF	22,825,921	8,351,303	15,045,233	23,396,536
SPDR S&P Global Natural Resources ETF	260,980,311	123,444,112	150,704,893	274,149,005
SPDR S&P International Small Cap ETF	120,116,205	53,714,814	74,858,236	128,573,050
SPDR S&P North American Natural Resources ETF	34,269,836	14,266,653	21,843,003	36,109,656
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2024:
		Remaining Contractual Maturity of the Agreements as of September 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$2,242,533	$—	$—	$—	$2,242,533	$2,242,533
SPDR Dow Jones International Real Estate ETF	Common Stocks	1,402,106	—	—	—	1,402,106	1,402,106
218

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

		Remaining Contractual Maturity of the Agreements as of September 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Developed World ex-US ETF	Common Stocks	$562,170,137	$—	$—	$—	$562,170,137	$562,170,137
SPDR Portfolio Developed World ex-US ETF	Rights	2,826	—	—	—	2,826	2,826
SPDR Portfolio Emerging Markets ETF	Common Stocks	197,452,962	—	—	—	197,452,962	197,452,962
SPDR Portfolio Europe ETF	Common Stocks	3,923,415	—	—	—	3,923,415	3,923,415
SPDR Portfolio Europe ETF	Warrants	169	—	—	—	169	169
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	17,074,988	—	—	—	17,074,988	17,074,988
SPDR S&P China ETF	Common Stocks	8,351,303	—	—	—	8,351,303	8,351,303
SPDR S&P Global Natural Resources ETF	Common Stocks	123,444,112	—	—	—	123,444,112	123,444,112
SPDR S&P International Small Cap ETF	Common Stocks	53,714,065	—	—	—	53,714,065	53,714,065
SPDR S&P International Small Cap ETF	Warrants	749	—	—	—	749	749
SPDR S&P North American Natural Resources ETF	Common Stocks	14,266,653	—	—	—	14,266,653	14,266,653
10.    Line of Credit
As of September 30, 2024, certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $1.26 billion ($180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2024:
SPDR Portfolio Emerging Markets ETF
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
The Funds had no outstanding loans as of September 30, 2024.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
Effective November 1, 2024, the credit facility was updated, and the Funds have access to $194.29 million of a $1.36 billion credit facility.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
219

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2024

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
220

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF, SPDR Portfolio MSCI Global Stock Market ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF, SPDR Portfolio MSCI Global Stock Market ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF (collectively referred to as the “Funds”) (ten of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting SPDR Index Shares Funds) at September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 22, 2024
221

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended September 30, 2024, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Dow Jones International Real Estate ETF	$395,873
SPDR Portfolio Developed World ex-US ETF	31,428,034
SPDR Portfolio Emerging Markets ETF	25,019,622
SPDR Portfolio Europe ETF	450,053
SPDR S&P China ETF	884,657
SPDR S&P Global Natural Resources ETF	2,446,768
SPDR S&P International Small Cap ETF	1,355,886
The amount of foreign source income earned on the following Funds during the year ended September 30, 2024 was as follows:
Amount
SPDR Dow Jones International Real Estate ETF	$14,020,864
SPDR Portfolio Developed World ex-US ETF	605,557,468
SPDR Portfolio Emerging Markets ETF	260,830,156
SPDR Portfolio Europe ETF	9,536,877
SPDR S&P China ETF	14,583,054
SPDR S&P Global Natural Resources ETF	104,200,695
SPDR S&P International Small Cap ETF	19,033,759
222

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Index Shares Funds (the “Trust” or “SIS”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of SIS (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) nd related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain
223

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
September 30, 2024 (Unaudited)

instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
224

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	December 4, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 4, 2024